UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05186

Exact name of registrant as specified in charter:	Advanced Series Trust

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2014

Date of reporting period:	3/31/2014

Item 1.  Schedule of Investments

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 83.0%
AFFILIATED MUTUAL FUNDS — 57.7%
AST AQR Emerging Markets Equity Portfolio*	20,176,555	$202,169,078
AST ClearBridge Dividend Growth Portfolio*	5,825,445	70,138,359
AST Cohen & Steers Realty Portfolio*	35,495,300	294,610,988
AST Federated Aggressive Growth Portfolio*	979,290	13,729,646
AST Global Real Estate Portfolio*	47,146,824	477,125,854
AST Goldman Sachs Large-Cap Value Portfolio*	2,222,971	54,107,118
AST Goldman Sachs Mid-Cap Growth Portfolio*	4,609,519	32,589,296
AST Goldman Sachs Small-Cap Value Portfolio*	4,722,205	80,891,370
AST Herndon Large-Cap Value Portfolio*	3,230,772	41,967,732
AST High Yield Portfolio*	54,661,301	461,341,383
AST International Growth Portfolio*	29,459,253	409,483,618
AST International Value Portfolio*	31,437,855	571,854,584
AST Jennison Large-Cap Growth Portfolio*	1,338,868	25,639,330
AST Jennison Large-Cap Value Portfolio*	2,412,101	40,860,991
AST Large-Cap Value Portfolio*	2,007,960	41,966,368
AST Loomis Sayles Large Cap Growth Portfolio*	1,393,668	40,653,304
AST Lord Abbett Core Fixed-Income Portfolio*	2,239,094	25,771,971
AST MFS Growth Portfolio*	2,609,470	39,742,224
AST MFS Large-Cap Value Portfolio*	2,985,981	41,744,014
AST Mid-Cap Value Portfolio*	8,337,867	153,583,513
AST Money Market Portfolio*	246,715	246,715
AST Neuberger Berman Core Bond Portfolio*	1,398,845	14,659,892
AST Neuberger Berman Mid-Cap Growth Portfolio*	3,989,471	129,418,434
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	6,169,572	154,362,693
AST Parametric Emerging Markets Equity Portfolio*	19,649,032	177,627,247
AST PIMCO Limited Maturity Bond Portfolio*	69,159	715,791
AST PIMCO Total Return Bond Portfolio*	7,701,555	95,884,354
AST Prudential Core Bond Portfolio*	11,090,879	119,559,677
AST QMA Emerging Markets Equity Portfolio*	13,453,683	129,020,820
AST QMA US Equity Alpha Portfolio*	11,435,891	211,563,981
AST Small-Cap Growth Portfolio*	669,793	20,837,254
AST Small-Cap Value Portfolio*	6,957,841	146,045,079
AST T. Rowe Price Equity Income Portfolio*	4,454,186	55,721,862
AST T. Rowe Price Large-Cap Growth Portfolio*	1,279,443	26,356,523
AST T. Rowe Price Natural Resources Portfolio*	821,942	19,241,669
AST Western Asset Core Plus Bond Portfolio*	7,978,037	86,481,925

TOTAL AFFILIATED MUTUAL FUNDS (cost $3,717,181,597)(w)		4,507,714,657

COMMON STOCKS — 9.9%
Aerospace & Defense — 0.1%
Alliant Techsystems, Inc.(u)	1,600	227,440
B/E Aerospace, Inc.*(u)	8,700	755,073
Hexcel Corp.*(u)	12,200	531,188
Honeywell International, Inc.(u)	17,310	1,605,676

	Shares	Value
COMMON STOCKS (Continued)
Aerospace & Defense (cont’d.)
Huntington Ingalls Industries, Inc.(u)	8,000	$818,080
Kratos Defense & Security Solutions, Inc.*	6,807	51,325
L-3 Communications Holdings, Inc.(u)	4,310	509,228
Northrop Grumman Corp.(u)	4,900	604,562
Spirit Aerosystems Holdings, Inc. (Class A Stock)*(u)	26,300	741,397
Teledyne Technologies, Inc.*(u)	2,600	253,058
United Technologies Corp.(u)	21,660	2,530,754

		8,627,781

Air Freight & Logistics
Pacer International, Inc.*	82,905	742,829
XPO Logistics, Inc.*	4,599	135,257

		878,086

Airlines — 0.1%
Alaska Air Group, Inc.(u)	12,900	1,203,699
Allegiant Travel Co.(u)	600	67,158
Copa Holdings SA (Panama) (Class A Stock)(u)	5,200	754,988
Delta Air Lines, Inc.	7,140	247,401
Southwest Airlines Co.(u)	8,300	195,963
Spirit Airlines, Inc.*(u)	18,200	1,081,080
United Continental Holdings, Inc.*	9,730	434,250

		3,984,539

Auto Components
BorgWarner, Inc.(u)	3,000	184,410
Drew Industries, Inc.(u)	1,900	102,980
Federal-Mogul Corp.*(u)	1,900	35,549
Lear Corp.(u)	4,590	384,275
Tenneco, Inc.*(u)	14,300	830,401
Tower International, Inc.*(u)	1,400	38,108
TRW Automotive Holdings Corp.*(u)	9,080	741,110

		2,316,833

Automobiles
Ford Motor Co.(u)	42,872	668,803
General Motors Co.(u)	24,910	857,402
Thor Industries, Inc.(u)	13,900	848,734
Winnebago Industries, Inc.*(u)	4,900	134,211

		2,509,150

Banks — 0.1%
Banco Latinoamericano de Comercio Exterior SA (Panama)(u)	1,000	26,410
Bank of America Corp.(u)	49,140	845,208
BB&T Corp.	8,720	350,282
CapitalSource, Inc	71,977	1,050,144
CIT Group, Inc.(u)	16,250	796,575
Citigroup, Inc.(u)	12,140	577,864
Citizens & Northern Corp.(u)	1,500	29,565
Customers Bancorp, Inc.*(u)	900	18,783
Eagle Bancorp, Inc.*(u)	4,320	155,952
East West Bancorp, Inc.(u)	3,700	135,050
Enterprise Financial Services Corp.(u)	2,100	42,147
Financial Institutions, Inc.(u)	3,900	89,778
First Bancorp*(u)	9,300	50,592
First Banks, Inc.*(g)	211	67,723
First Citizens BancShares, Inc. (Class A Stock)(u)	900	216,675
First Community Bancshares, Inc.(u)	1,400	22,904

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
First Interstate Bancsystem, Inc.(u)	8,200	$231,404
First Merchants Corp.(u)	1,600	34,624
First NBC Bank Holding Co.*(u)	700	24,402
First Niagara Financial Group, Inc.(u)	44,100	416,745
Firstbank Corp.	6,762	126,247
FirstMerit Corp.(u)	1,400	29,162
Fulton Financial Corp.(u)	2,400	30,192
Huntington Bancshares, Inc.(u)	21,022	209,589
KeyCorp(u)	60,200	857,248
MainSource Financial Group, Inc.(u)	2,400	41,040
North Valley Bancorp*	1,474	35,641
PNC Financial Services Group, Inc. (The)	2,490	216,630
Popular, Inc. (Puerto Rico)*	5,070	157,119
Sterling Financial Corp.(u)	8,053	268,406
SVB Financial Group*(u)	1,510	194,458
Taylor Capital Group, Inc.*	522	12,486
Tower Financial Corp	6,037	149,899
United Bancorp, Inc.*	10,125	124,537
VantageSouth Bancshares, Inc.*	861	6,053
Washington Banking Co.	6,013	106,911
Wells Fargo & Co.(u)	21,430	1,065,928

		8,814,373

Beverages — 0.1%
Beam, Inc.(u)	27,015	2,250,349
Constellation Brands, Inc. (Class A Stock)*	4,984	423,490
Dr. Pepper Snapple Group, Inc.(u)	7,530	410,084
Molson Coors Brewing Co. (Class B Stock)	3,480	204,833
Monster Beverage Corp.*(u)	1,200	83,340
PepsiCo, Inc.(u)	13,340	1,113,890

		4,485,986

Biotechnology — 0.1%
Acceleron Pharma, Inc.*	6,300	217,350
Acorda Therapeutics, Inc.*(u)	4,500	170,595
Alexion Pharmaceuticals, Inc.*(u)	9,500	1,445,235
Alkermes PLC*(u)	6,100	268,949
Biogen Idec, Inc.*(u)	6,000	1,835,220
BioMarin Pharmaceutical, Inc.*	1,780	121,414
Celgene Corp.*(u)	11,100	1,549,560
Dyax Corp.*	7,157	64,270
Emergent Biosolutions, Inc.*(u)	8,700	219,849
ImmunoGen, Inc.*(u)	6,900	103,017
InterMune, Inc.*	7,789	260,698
Ligand Pharmaceuticals, Inc.*(u)	10,200	686,052
NeoStem, Inc.*	4,000	28,200
Neurocrine Biosciences, Inc.*	4,050	65,205
Pharmacyclics, Inc.*(u)	1,200	120,264
Repligen Corp.*(u)	2,800	36,008
RXi Pharmaceuticals Corp.*	320	1,366
Theravance, Inc.*	30,659	948,589
United Therapeutics Corp.*(u)	8,700	818,061
Vertex Pharmaceuticals, Inc.*(u)	6,890	487,261

		9,447,163

Building Products — 0.1%
A.O. Smith Corp.(u)	16,000	736,320
AAON, Inc.(u)	800	22,296
Allegion PLC	37,510	1,956,897
Gibraltar Industries, Inc.*(u)	6,200	116,994
Lennox International, Inc.(u)	11,800	1,072,738

Shares		Value
COMMON STOCKS (Continued)
Building Products (cont’d.)
Masco Corp.(u)	23,070	$512,385
Universal Forest Products, Inc.(u)	800	44,272

		4,461,902

Capital Markets — 0.1%
Arlington Asset Investment Corp. (Class A Stock)	1,593	42,183
Charles Schwab Corp. (The)	13,580	371,141
Goldman Sachs Group, Inc. (The)(u)	870	142,550
Invesco Ltd.(u)	12,840	475,080
Lazard Ltd. (Class A Stock)(u)	4,300	202,487
LPL Financial Holdings, Inc.(u)	8,000	420,320
Morgan Stanley(u)	23,450	730,938
Raymond James Financial, Inc.(u)	12,400	693,532
State Street Corp.(u)	6,460	449,293
SWS Group, Inc.*	3,340	24,983
TD Ameritrade Holding Corp.(u)	10,390	352,741
Waddell & Reed Financial, Inc. (Class A Stock)(u)	13,100	964,422

		4,869,670

Chemicals — 0.1%
Air Products & Chemicals, Inc.(u)	4,190	498,778
Axiall Corp.(u)	12,360	555,211
Celanese Corp. (Class A Stock)(u)	1,300	72,163
China Gengsheng Minerals, Inc.*	1,865	601
Dow Chemical Co. (The)	5,790	281,336
Ferro Corp.*(u)	17,400	237,684
Fuller (H.B.) Co.(u)	1,600	77,248
FutureFuel Corp.(u)	4,400	89,320
International Flavors & Fragrances, Inc.(u)	9,900	947,133
Koppers Holdings, Inc.(u)	5,400	222,642
LSB Industries, Inc.*(u)	5,200	194,584
LyondellBasell Industries NV (Class A Stock)(u)	7,000	622,580
Monsanto Co	4,120	468,732
PPG Industries, Inc.(u)	1,500	290,190
RPM International, Inc.(u)	7,100	297,064
Schulman, (A.), Inc.(u)	3,900	141,414
Sherwin-Williams Co. (The)	1,190	234,585
Valspar Corp. (The)(u)	3,400	245,208
Westlake Chemical Corp.(u)	15,400	1,019,172

		6,495,645

Commercial Services & Supplies
Brink’s Co. (The)(u)	4,000	114,200
Courier Corp.(u)	600	9,240
Deluxe Corp.(u)	11,200	587,664
Ennis, Inc.(u)	1,900	31,483
Herman Miller, Inc.(u)	5,500	176,715
Knoll, Inc.(u)	4,100	74,579
Performant Financial Corp.*(u)	14,400	130,320
Pitney Bowes, Inc.(u)	31,700	823,883
Rollins, Inc.(u)	4,400	133,056
Steelcase, Inc. (Class A Stock)(u)	15,100	250,811
UniFirst Corp.(u)	2,300	252,862
Viad Corp.(u)	4,200	100,968
Waste Management, Inc.(u)	3,200	134,624

		2,820,405

Communications Equipment — 0.1%
ADTRAN, Inc.(u)	10,900	266,069

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Communications Equipment (cont’d.)
Aruba Networks, Inc.*(u)	15,600	$292,500
Black Box Corp.(u)	1,300	31,642
Brocade Communications Systems, Inc.*(u)	43,800	464,718
Cisco Systems, Inc.(u)	17,810	399,122
CommScope Holding Co., Inc.*	6,750	166,590
EchoStar Corp. (Class A Stock)*(u)	800	38,048
F5 Networks, Inc.*(u)	3,300	351,879
Harmonic, Inc.*(u)	21,900	156,366
Harris Corp.(u)	7,000	512,120
Ixia*(u)	8,800	110,000
Orckit Communications Ltd. (Israel)*	1,659	88
Plantronics, Inc.(u)	3,000	133,350
Polycom, Inc.*(u)	11,500	157,780
QUALCOMM, Inc.(u)	21,980	1,733,343
Riverbed Technology, Inc.*(u)	32,710	644,714
ShoreTel, Inc.*(u)	20,200	173,720
Telestone Technologies Corp. (China)*	12,647	2,529
Ubiquiti Networks, Inc.*(u)	18,400	836,648

		6,471,226

Construction & Engineering — 0.3%
AECOM Technology Corp.*(u)	21,300	685,221
Argan, Inc.(u)	3,700	110,001
Comfort Systems USA, Inc.(u)	2,900	44,196
Ferrovial SA (Spain)	382,163	8,284,485
Fluor Corp.(u)	19,300	1,500,189
Foster Wheeler AG (Switzerland)*	67,825	2,198,887
Grana y Montero SA (Peru), ADR*	227,581	3,928,048
Promotora y Operadora de Infraestructura SAB de CV (Mexico)*	409,138	5,495,809
Quanta Services, Inc.*(u)	15,600	575,640

		22,822,476

Construction Materials
Headwaters, Inc.*(u)	3,400	44,914
Martin Marietta Materials, Inc.	4,150	532,654
Texas Industries, Inc.*	274	24,556

		602,124

Consumer Finance
Capital One Financial Corp.	5,650	435,954
Credit Acceptance Corp.*(u)	300	42,645
DFC Global Corp.*(u)	6,500	57,395
Nelnet, Inc. (Class A Stock)(u)	15,500	633,950
Nicholas Financial, Inc.	49,784	783,102

		1,953,046

Containers & Packaging
Berry Plastics Group, Inc.*	1,899	43,962
Crown Holdings, Inc.*(u)	5,550	248,307
Graphic Packaging Holding Co.*(u)	18,200	184,912
Owens-Illinois, Inc.*(u)	10,400	351,832
Packaging Corp. of America(u)	2,500	175,925

		1,004,938

Distributors
Core-Mark Holding Co., Inc.(u)	2,100	152,460

Diversified Consumer Services
Bright Horizons Family Solutions, Inc.*	1,275	49,865
Capella Education Co.(u)	1,200	75,780
Graham Holdings Co. (Class B Stock)(u)	400	281,500
Grand Canyon Education, Inc.*(u)	9,500	443,650

	Shares	Value
COMMON STOCKS (Continued)
Diversified Consumer Services (cont’d.)
School Specialty, Inc.*(g)	999	$111,383

		962,178

Diversified Financial Services — 0.3%
Aquasition Corp. (United Kingdom)*(g)	90,000	920,250
Boulevard Acquisition Corp., Unit*	72,000	725,040
Cambridge Capital Acquisition Corp.*	105,600	1,015,872
Capitol Acquisition Corp. II*	162,000	1,595,700
Chart Acquisition Corp.*(u)	134,325	1,331,161
China VantagePoint Acquisition Co., Unit*	194	—
CIS Acquisition Ltd. (Russia) (Class A Stock)*	90,000	921,600
Collabrium Japan Acquisition Corp.*	63,000	652,050
Global Defense & National Security Systems, Inc.*	59,700	604,164
Hennessy Capital Acquisition Corp., Unit*	54,000	543,240
HF2 Financial Management, Inc. (Class A Stock)*	147,410	1,512,427
Highclere Holdings Ltd. (Cayman Islands)*(g)	720	—
Hyde Park Acquisition Corp. II*	125,100	1,318,554
Infinity Cross Border Acquisition Corp.*(u)	26,400	211,200
ING US, Inc.(u)	22,510	816,438
IntercontinentalExchange Group, Inc.	1,710	338,289
Levy Acquisition Corp.*	135,000	1,302,750
McGraw Hill Financial, Inc.(u)	1,200	91,560
MergeWorthRx Corp.*(g)	55,825	453,578
NASDAQ OMX Group, Inc. (The)(u)	17,400	642,756
Prime Acquisition Corp. (China)*(u)	2,598	14,367
Quartet Merger Corp.*	64,800	633,096
Quinpario Acquisition Corp.*	163,030	1,676,764
ROI Acquisition Corp. II*	63,000	610,470
Silver Eagle Acquisition Corp.*	166,250	1,613,456

		19,544,782

Diversified Telecommunication Services — 0.2%
Atlantic Tele-Network, Inc.(u)	500	32,960
Inteliquent, Inc.(u)	7,700	111,881
Intelsat SA*(a)(u)	145,157	2,717,339
Level 3 Communications, Inc.*(u)	4,000	156,560
NTS, Inc.*	53,038	102,363
Premiere Global Services, Inc.*(u)	6,600	79,596
Telecom Italia SpA (Italy)	4,047,456	4,783,896
Verizon Communications, Inc.(u)	116,174	5,526,392
Ziggo NV (Netherlands)	36,103	1,603,323

		15,114,310

Electric Utilities — 0.6%
Alupar Investimento SA (Brazil), 144A*(g)	206,089	1,612,199
Alupar Investimento SA (Brazil), Unit*	43,355	339,159
American Electric Power Co., Inc.(u)	15,070	763,446
Edison International	21,361	1,209,246
EDP - Energias de Portugal SA (Portugal)	675,234	3,134,882
EDP - Energias de Portugal SA (Portugal), 144A	97,857	454,317
El Paso Electric Co.(u)	8,300	296,559
Enel SpA (Italy)	1,366,289	7,728,019
FirstEnergy Corp.	9,030	307,291
Fortis, Inc. (Canada)*	5,954	1,823
ITC Holdings Corp.	133,462	4,984,806

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electric Utilities (cont’d.)
Korea Electric Power Corp. (South Korea), ADR*(a)	492,489	$8,456,036
NextEra Energy, Inc.(u)	55,478	5,304,806
NRG Yield, Inc. (Class A Stock)	248,559	9,825,537
PPL Corp.(u)	13,900	460,646
UNS Energy Corp	12,607	756,798

		45,635,570

Electrical Equipment — 0.1%
Acuity Brands, Inc.(u)	1,100	145,827
AMETEK, Inc.(u)	2,600	133,874
Eaton Corp. PLC(u)	8,630	648,286
Emerson Electric Co.(u)	25,710	1,717,428
EnerSys, Inc.(u)	7,100	491,959
Rockwell Automation, Inc.(u)	25,279	3,148,500
SolarCity Corp.*(a)	35,896	2,247,808
Thermon Group Holdings, Inc.*(u)	4,200	97,356
Vicor Corp.*(u)	2,800	28,560

		8,659,598

Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc.*(u)	13,600	807,296
Avnet, Inc.(u)	23,200	1,079,496
CDW Corp.	2,707	74,280
Daktronics, Inc.(u)	2,700	38,853
Fabrinet (Cayman Islands)*(u)	2,200	45,694
Gerber Scientific Escrow Shares*(u)	101,412	—
Ingram Micro, Inc. (Class A Stock)*(u)	35,800	1,058,248
Insight Enterprises, Inc.*(u)	5,700	143,127
Knowles Corp.*	35,893	1,133,142
ScanSource, Inc.*(u)	4,000	163,080
SYNNEX Corp.*(u)	3,600	218,196
Tech Data Corp.*(u)	2,900	176,784

		4,938,196

Energy Equipment & Services — 0.1%
Baker Hughes, Inc.(u)	7,500	487,650
Bourbon SA (France)	1,203	39,517
Bristow Group, Inc.(u)	8,600	649,472
Dril-Quip, Inc.*(u)	7,800	874,380
Ensco PLC (Class A Stock)(u)	16,000	844,480
Halliburton Co.	4,360	256,760
Helix Energy Solutions Group, Inc.*(u)	26,500	608,970
Integrated Drilling Equipment Holdings Corp.*(g)	9,296	39,276
Matrix Service Co.*(u)	5,200	175,656
Noble Corp. PLC(u)	19,900	651,526
Oceaneering International, Inc.(u)	10,500	754,530
Parker Drilling Co.*(u)	15,000	106,350
SAExploration Holdings, Inc.*	5,700	53,466
Schlumberger Ltd.(u)	9,010	878,475
SEACOR Holdings, Inc.*(u)	1,300	112,346
Secure Energy Services, Inc. (Canada)	209,029	3,590,647
Unit Corp.*(u)	6,100	398,818
Willbros Group, Inc.*(u)	2,000	25,240

		10,547,559

Food & Staples Retailing — 0.1%
Andersons, Inc. (The)(u)	1,050	62,202
CVS Caremark Corp.(u)	6,200	464,132
Kroger Co. (The)(u)	17,800	776,970
Safeway, Inc.(u)	3,800	140,372

	Shares	Value
COMMON STOCKS (Continued)
Food & Staples Retailing (cont’d.)
Shoppers Drug Mart Corp.	47,414	$2,608,949
Spartan Stores, Inc.(u)	3,300	76,593
Village Super Market, Inc. (Class A Stock)(u)	700	18,480
Wal-Mart Stores, Inc.(u)	6,700	512,081

		4,659,779

Food Products — 0.1%
Archer-Daniels-Midland Co.(u)	18,560	805,318
Bunge Ltd.(u)	4,300	341,893
Cal-Maine Foods, Inc.(u)	2,600	163,228
Chiquita Brands International, Inc.*(u)	10,300	128,235
ConAgra Foods, Inc.(u)	3,300	102,399
Darling International, Inc.*(u)	3,700	74,074
General Mills, Inc.(u)	9,840	509,909
Ingredion, Inc.(u)	10,700	728,456
Kellogg Co.	3,010	188,757
Mondelez International, Inc. (Class A Stock)(u)	27,600	953,580
Pilgrim’s Pride Corp.*(u)	26,300	550,196
Post Holdings, Inc.*	5,268	582,773
Sanderson Farms, Inc.(u)	1,700	133,433
Seaboard Corp.*(u)	30	78,644
Snyder’s-Lance, Inc.(u)	1,200	33,828

		5,374,723

Gas Utilities
AGL Resources, Inc.(u)	11,100	543,456
New Jersey Resources Corp.(u)	5,100	253,980
ONE Gas, Inc.*	35,004	1,257,694
Southwest Gas Corp.(u)	1,100	58,795
UGI Corp.(u)	19,600	893,956

		3,007,881

Health Care Equipment & Supplies — 0.1%
Abbott Laboratories(u)	10,080	388,181
Align Technology, Inc.*(u)	9,800	507,542
Anika Therapeutics, Inc.*(u)	3,500	143,850
Atrion Corp.(u)	300	91,842
Baxter International, Inc.	7,090	521,682
Boston Scientific Corp.*	26,160	353,683
C.R. Bard, Inc.(u)	3,300	488,334
Cantel Medical Corp.(u)	3,000	101,160
CareFusion Corp.*(u)	14,200	571,124
Covidien PLC(u)	19,775	1,456,627
Cyberonics, Inc.*(u)	8,600	561,150
Hill-Rom Holdings, Inc.(u)	13,100	504,874
Hologic, Inc.*(u)	20,800	447,200
InspireMD, Inc. (United Kingdom)*(g)	29	88
Invacare Corp.(u)	6,800	129,676
Merit Medical Systems, Inc.*(u)	1,300	18,590
Orthofix International NV*(u)	1,100	33,165
Rotech Healthcare, Inc.*(g)	5,517	58,882
STERIS Corp.(u)	7,400	353,350
Stryker Corp.(u)	7,520	612,654
West Pharmaceutical Services, Inc.(u)	6,900	303,945

		7,647,599

Health Care Providers & Services — 0.1%
Aetna, Inc.(u)	7,820	586,265
CIGNA Corp.(u)	6,700	560,991
Emeritus Corp.*	2,200	69,168

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services (cont’d.)
Ensign Group, Inc. (The)(u)	5,878	$256,516
Express Scripts Holding Co.*(u)	10,000	750,900
Humana, Inc.(u)	7,592	855,770
McKesson Corp.	2,520	444,956
National Healthcare Corp.(u)	1,100	61,347
Providence Service Corp. (The)*(u)	1,900	53,732
UnitedHealth Group, Inc.(u)	8,380	687,076
Universal Health Services, Inc. (Class B Stock)(u)	5,200	426,764
VCA Antech, Inc.*(u)	4,100	132,143
WellCare Health Plans, Inc.*(u)	7,500	476,400
WellPoint, Inc.(u)	5,600	557,480

		5,919,508

Health Care Technology
athenahealth, Inc.*	1,720	275,613
Authentidate Holding Corp.*	26,081	25,820
Cerner Corp.*(u)	20,580	1,157,625
Computer Programs & Systems, Inc.(u)	8,500	549,100
MedAssets, Inc.*(u)	1,500	37,065
Medidata Solutions, Inc.*(u)	6,400	347,776
Omnicell, Inc.*(u)	7,000	200,340
Quality Systems, Inc.(u)	5,300	89,464

		2,682,803

Hotels, Restaurants & Leisure — 0.1%
Ark Restaurants Corp.	6,747	148,501
Bally Technologies, Inc.*(u)	1,500	99,405
Biglari Holdings, Inc.*(u)	800	389,992
Bloomin’ Brands, Inc.*	2,946	70,999
Bravo Brio Restaurant Group, Inc.*(u)	2,900	40,919
Brinker International, Inc.(u)	3,600	188,820
Buffalo Wild Wings, Inc.*(u)	300	44,670
Chipotle Mexican Grill, Inc.*(u)	2,000	1,136,100
Choice Hotels International, Inc.	1,050	48,300
Cracker Barrel Old Country Store, Inc.(u)	1,700	165,308
Jack in the Box, Inc.*(u)	12,500	736,750
Marriott Vacations Worldwide Corp.*(u)	9,700	542,327
Monarch Casino & Resort, Inc.*(u)	1,400	25,942
Morgans Hotel Group Co.*	5,164	41,519
MTR Gaming Group, Inc.*	9,383	48,135
Papa John’s International, Inc.(u)	10,700	557,577
Penn National Gaming, Inc.*	39,770	489,966
Popeyes Louisiana Kitchen, Inc.*(u)	1,000	40,640
Royal Caribbean Cruises Ltd.	8,490	463,214
Ruth’s Hospitality Group, Inc.(u)	6,000	72,540
Sonic Corp.*(u)	8,700	198,273
Starbucks Corp.(u)	4,410	323,606
Starwood Hotels & Resorts Worldwide, Inc.	1,890	150,444
Texas Roadhouse, Inc.(u)	14,100	367,728
Wyndham Worldwide Corp.(u)	11,300	827,499

		7,219,174

Household Durables
Harman International Industries, Inc	2,680	285,152
La-Z-Boy, Inc.(u)	14,300	387,530
Lennar Corp. (Class A Stock)(u)	7,370	291,999
M/I Homes, Inc.*	731	16,389
NACCO Industries, Inc. (Class A Stock)(u)	2,200	119,262
PulteGroup, Inc.(u)	15,060	289,001
Toll Brothers, Inc.*	7,620	273,558

	Shares	Value
COMMON STOCKS (Continued)
Household Durables (cont’d.)
Universal Electronics, Inc.*(u)	1,200	$46,068
Whirlpool Corp.(u)	7,900	1,180,734
William Lyon Homes (Class A Stock)*	5,676	156,714

		3,046,407

Household Products
Procter & Gamble Co. (The)	6,080	490,048

Independent Power & Renewable Electricity Producers — 0.6%
AES Corp. (The)(u)	51,800	739,704
Calpine Corp.*	227,502	4,757,067
China Longyuan Power Group Corp. (China) (Class H Stock)	8,025,076	8,086,721
Drax Group PLC (United Kingdom)	765,831	9,791,825
Huadian Fuxin Energy Corp. Ltd. (China) (Class H Stock)	20,371,089	11,136,072
Meridian Energy Ltd. (New Zealand), 144A(g)	5,928,575	5,968,347
NRG Energy, Inc.	159,310	5,066,058

		45,545,794

Industrial Conglomerates — 0.1%
Siemens AG (Germany), ADR(a)	30,189	4,080,043

Insurance — 0.1%
ACE Ltd.(u)	17,200	1,703,832
Aflac, Inc.(u)	2,300	144,992
American Financial Group, Inc.(u)	16,700	963,757
Axis Capital Holdings Ltd.(u)	16,620	762,027
CNA Financial Corp.(u)	4,300	183,696
Erie Indemnity Co. (Class A Stock)(u)	900	62,784
Everest Re Group Ltd.(u)	6,820	1,043,801
Hallmark Financial Services, Inc.*(u)	1,700	14,127
HCC Insurance Holdings, Inc.(u)	8,200	373,018
Marsh & McLennan Cos., Inc	10,960	540,328
Meadowbrook Insurance Group, Inc	2,300	13,409
MetLife, Inc.(u)	37,930	2,002,704
Navigators Group, Inc. (The)*(u)	1,500	92,085
PartnerRe Ltd.(u)	8,400	869,400
ProAssurance Corp.(u)	3,800	169,214
Symetra Financial Corp.(u)	13,700	271,534
Tower Group International Ltd.	124,567	336,331
Travelers Cos., Inc. (The)(u)	7,060	600,806
Universal Insurance Holdings, Inc.	1,000	12,700
XL Group PLC (Ireland)(u)	7,810	244,063

		10,404,608

Internet & Catalog Retail
Amazon.com, Inc.*(u)	2,220	747,074
Blue Nile, Inc.*(u)	1,000	34,800
FTD Cos., Inc.*(u)	18,926	602,036
HSN, Inc.(u)	13,100	782,463
Lands’ End, Inc.*	15,232	457,112
MakeMyTrip Ltd. (India)*	651	17,629
Overstock.com, Inc.*(u)	2,600	51,220
Priceline Group, Inc. (The)*	180	214,540

		2,906,874

Internet Software & Services — 0.1%
Akamai Technologies, Inc.*(u)	4,200	244,482
Blucora, Inc.*(u)	4,900	96,481
Brightcove, Inc.*(u)	2,500	24,575
Constant Contact, Inc.*(u)	2,600	63,596

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Shares		Value
COMMON STOCKS (Continued)
Internet Software & Services (cont’d.)
CoStar Group, Inc.*(u)	2,100	$392,154
Criteo SA (France), ADR*	5,250	212,887
Dice Holdings, Inc.*(u)	8,900	66,394
Digital River, Inc.*(u)	2,000	34,860
eBay, Inc.*(u)	12,130	670,061
Facebook, Inc. (Class A Stock)*(u)	13,100	789,144
Google, Inc. (Class A Stock)*(u)	2,100	2,340,471
IntraLinks Holdings, Inc.*(u)	8,400	85,932
LogMeIn, Inc.*(u)	7,100	318,719
Marchex, Inc. (Class B Stock)	5,250	55,177
NIC, Inc.(u)	8,900	171,859
Perficient, Inc.*(u)	6,800	123,216
SciQuest, Inc.*	3,760	101,576
Travelzoo, Inc.*(u)	2,200	50,380
United Online, Inc.(u)	22,118	255,684
VistaPrint NV*(u)	4,500	221,490
Vocus, Inc.*(u)	6,400	85,312
Yahoo!, Inc.*	29,176	1,047,418

		7,451,868

IT Services — 0.1%
Accenture PLC (Class A Stock)	7,480	596,306
Alliance Data Systems Corp.*(u)	1,380	375,981
Amdocs Ltd.(u)	1,500	69,690
Booz Allen Hamilton Holding Corp.(u)	3,600	79,200
Broadridge Financial Solutions, Inc.(u)	7,600	282,264
Cognizant Technology Solutions Corp. (Class A Stock)*(u)	6,540	330,989
CoreLogic, Inc.*(u)	21,100	633,844
DST Systems, Inc.(u)	6,800	644,572
Fidelity National Information Services, Inc.	3,780	202,041
Genpact Ltd.*(u)	18,700	325,754
Global Cash Access Holdings, Inc.*(u)	2,400	16,464
iGATE Corp.*(u)	12,400	391,096
Leidos Holdings, Inc.(u)	18,056	638,641
MoneyGram International, Inc.*	1,900	33,535
NeuStar, Inc. (Class A Stock)*(u)	3,300	107,283
Sapient Corp.*(u)	2,500	42,650
Science Applications International Corp.	10,318	385,790
Sykes Enterprises, Inc.*(u)	4,300	85,441
Syntel, Inc.*(u)	4,300	386,570
Visa, Inc. (Class A Stock)	1,910	412,293
Xerox Corp.(u)	7,100	80,230

		6,120,634

Leisure Products
Arctic Cat, Inc.(u)	1,000	47,790
Nautilus, Inc.*(u)	2,400	23,112

		70,902

Life Sciences Tools & Services
Bruker Corp.*(u)	6,600	150,414
Charles River Laboratories International, Inc.*(u)	1,300	78,442
Mettler-Toledo International, Inc.*(u)	3,100	730,608
Nordion, Inc. (Canada)*	32,556	375,045
Techne Corp.(u)	2,300	196,351

		1,530,860

Machinery — 0.1%
AGCO Corp.(u)	16,000	882,560
Blount International, Inc.*(u)	6,000	71,400

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Columbus McKinnon Corp.*(u)	2,500	$66,975
Dover Corp.(u)	6,138	501,781
Federal Signal Corp.*(u)	3,500	52,150
Global Brass & Copper Holdings, Inc.(u)	1,100	17,347
Harsco Corp.(u)	11,200	262,416
Hyster-Yale Materials Handling, Inc.(u)	4,600	448,500
IDEX Corp.(u)	7,600	553,964
Ingersoll-Rand PLC	9,187	525,864
LB Foster Co. (Class A Stock)(u)	1,200	56,220
Lincoln Electric Holdings, Inc.(u)	10,400	748,904
Meritor, Inc.*(u)	8,500	104,125
Mueller Industries, Inc.(u)	6,400	191,936
Oshkosh Corp.(u)	20,100	1,183,287
PACCAR, Inc.(u)	18,810	1,268,546
Scania AB (Sweden) (Class B Stock)	28,384	835,366
SPX Corp.(u)	7,660	753,055
Standex International Corp.(u)	1,600	85,728
Sun Hydraulics Corp.(u)	3,250	140,758
Toro Co. (The)(u)	9,000	568,710
WABCO Holdings, Inc.*(u)	9,200	971,152

		10,290,744

Marine — 0.1%
Kirby Corp.*	45,782	4,635,428
Matson, Inc.(u)	6,200	153,078

		4,788,506

Media — 0.3%
AMC Networks, Inc. (Class A Stock)*(u)	12,000	877,080
CBS Corp. (Class B Stock)(u)	15,820	977,676
Charter Communications, Inc. (Class A Stock)*(a)	34,701	4,275,163
China Century Dragon Media, Inc. (China)*(g)	15,222	—
Cinemark Holdings, Inc.(u)	20,200	586,002
Comcast Corp. (Class A Stock)(u)	13,920	696,278
DISH Network Corp. (Class A Stock)*(u)	8,400	522,564
EW Scripps Co. (Class A Stock)*(u)	1,200	21,264
Global Sources Ltd. (Bermuda)*(u)	15,700	140,672
Gray Television, Inc.*(u)	11,200	116,144
Liberty Global PLC (United Kingdom) (Class C Stock)*(a)	162,182	6,602,429
Madison Square Garden Co. (The) (Class A Stock)*(u)	14,400	817,632
Meredith Corp.(u)	1,800	83,574
Morningstar, Inc.(u)	3,200	252,864
New Media Investment Group, Inc.*	10,117	151,957
News Corp. (Class A Stock)*(u)	19,415	334,326
Omnicom Group, Inc.	26,872	1,950,907
Scripps Networks Interactive, Inc. (Class A Stock)(u)	6,000	455,460
Sirius XM Holdings, Inc.*	448,024	1,433,677
Starz (Class A Stock)*(u)	5,800	187,224
Time Warner Cable, Inc.(u)	16,091	2,207,363
Time Warner, Inc.(u)	34,530	2,255,845
Twenty-First Century Fox, Inc. (Class A Stock)	26,662	852,384
Wiley, (John) & Sons, Inc. (Class A Stock)(u)	1,400	80,696

		25,879,181

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining — 0.1%
Alcoa, Inc.(u)	119,200	$1,534,104
Alumina Ltd. (Australia), ADR*	41,740	185,326
Century Aluminum Co.*(u)	5,400	71,334
Coeur Mining, Inc.*(u)	39,400	366,026
Commercial Metals Co.(u)	8,200	154,816
Constellium NV (Netherlands) (Class A Stock)*	2,688	78,893
Energy Fuels, Inc. (Canada)*	1,600	14,936
Freeport-McMoRan Copper & Gold, Inc.(u)	29,310	969,282
Globe Specialty Metals, Inc.(u)	12,100	251,922
Jaguar Mining, Inc.*(g)	130,832	82,911
Lion One Metals Ltd. (Canada)*	79,592	23,039
Mines Management, Inc.*	1,481	1,644
Noranda Aluminum Holding Corp.(u)	1,600	6,576
Reliance Steel & Aluminum Co.(u)	3,400	240,244
Southern Arc Minerals, Inc. (Canada)*(g)	24,506	1,330
Steel Dynamics, Inc.(u)	19,200	341,568
United States Steel Corp.	16,660	459,983
Worthington Industries, Inc.(u)	16,300	623,475

		5,407,409

Multiline Retail
Dillard’s, Inc. (Class A Stock)(u)	10,400	960,960
Macy’s, Inc.(u)	2,200	130,438

		1,091,398

Multi-Utilities — 0.4%
Avista Corp.(u)	9,800	300,370
CMS Energy Corp.(u)	24,530	718,238
Dominion Resources, Inc.	82,416	5,850,712
DTE Energy Co.(u)	2,600	193,154
National Grid PLC (United Kingdom), ADR	65,631	4,511,475
NiSource, Inc.	147,528	5,241,670
Public Service Enterprise Group, Inc.	11,470	437,466
SCANA Corp.(u)	10,900	559,388
Sempra Energy(u)	68,800	6,657,088
Suez Environnement Co. (France)	273,328	5,552,263
Vectren Corp.(u)	1,600	63,024
Veolia Environnement SA (France)	184,647	3,659,369

		33,744,217

Oil, Gas & Consumable Fuels — 1.8%
AltaGas Ltd. (Canada)	116,243	4,763,282
Anadarko Petroleum Corp.(u)	10,700	906,932
Apache Corp.(u)	5,600	464,520
Ardmore Shipping Corp. (Ireland)	267	3,551
Cabot Oil & Gas Corp.(u)	8,000	271,040
Callon Petroleum Co.*(u)	3,100	25,947
Cheniere Energy, Inc.*	336,454	18,622,729
Chesapeake Energy Corp.(u)	31,800	814,716
Chevron Corp.(u)	4,100	487,531
ConocoPhillips(u)	2,500	175,875
CVR Energy, Inc.(u)	4,700	198,575
Delek US Holdings, Inc.(u)	11,300	328,152
Denbury Resources, Inc.(u)	26,400	432,960
Enbridge, Inc. (Canada)	147,673	6,720,598
Energy Transfer Equity MLP	170,580	7,974,615
Enlink Midstream LLC	99,911	3,390,979
EOG Resources, Inc.(u)	3,840	753,293
EPL Oil & Gas, Inc.*	26,978	1,041,351
EQT Corp.(u)	8,500	824,245

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
EQT Midstream Partners LP(a)	115,940	$8,154,060
Equal Energy Ltd.	49,009	224,461
Gulf United Energy, Inc. (Canada)*	196,239	334
Kinder Morgan, Inc.(u)	3,900	126,711
Marathon Oil Corp.(u)	21,590	766,877
Marathon Petroleum Corp.(u)	5,450	474,368
Mission Newenergy Ltd. (Australia)*	2,482	30
MPLX LP(a)	185,631	9,094,063
Occidental Petroleum Corp.(u)	3,540	337,327
ONEOK, Inc.(a)	176,164	10,437,717
Phillips 66(u)	11,350	874,631
Phillips 66 Partners LP(a)	177,606	8,626,323
Plains GP Holdings LP(a)	231,543	6,478,573
Santonia Energy, Inc. (Canada)*	95,925	135,362
SemGroup Corp. (Class A Stock)	144,499	9,490,694
SM Energy Co.(u)	11,300	805,577
Solazyme, Inc.*	11,250	130,613
Targa Resources Corp.(u)	192,922	19,149,438
Tesoro Corp.(u)	7,000	354,130
Vaalco Energy, Inc.*(u)	19,200	164,160
Valero Energy Corp.(u)	3,100	164,610
Veresen, Inc. (Canada)	250,441	3,778,703
Western Gas Equity Partners LP(a)	111,669	5,484,065
Western Refining, Inc.(u)	5,300	204,580
Williams Cos., Inc. (The)	150,236	6,096,577

		139,754,875

Paper & Forest Products
Ainsworth Lumber Co. Ltd. (Canada)*	165,524	595,916
Clearwater Paper Corp.*(u)	3,900	244,413
Domtar Corp.(u)	3,200	359,104
International Paper Co.	3,710	170,215
KapStone Paper and Packaging Corp.*(u)	6,000	173,040
Mercer International, Inc.*	1,800	13,500
Neenah Paper, Inc.(u)	2,000	103,440
P.H. Glatfelter Co.(u)	3,600	97,992

		1,757,620

Personal Products
Avon Products, Inc.(u)	32,000	468,480
Nu Skin Enterprises, Inc. (Class A Stock)(u)	10,100	836,785
USANA Health Sciences, Inc.*(u)	900	67,806

		1,373,071

Pharmaceuticals — 0.1%
Access Pharmaceuticals, Inc.*	23,606	12,983
Allergan, Inc.(u)	700	86,870
Bristol-Myers Squibb Co.(u)	23,770	1,234,852
Endocyte, Inc.*	22,500	535,725
Forest Laboratories, Inc.*(u)	19,966	1,842,263
Hi-Tech Pharmacal Co., Inc.*(u)	21,008	910,277
Jazz Pharmaceuticals PLC*(u)	7,000	970,760
Johnson & Johnson(u)	17,640	1,732,777
Lannett Co., Inc.*(u)	15,000	535,800
Mallinckrodt PLC*(u)	25,603	1,623,486
NeuroBioPharm, Inc. (Canada)*(g)	355	1
Prestige Brands Holdings, Inc.*(u)	2,900	79,025
Salix Pharmaceuticals Ltd.*(u)	8,000	828,880
TherapeuticsMD, Inc.*	9,375	59,156
Transcept Pharmaceuticals, Inc.*	8,632	26,587

		10,479,442

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Professional Services
Exponent, Inc.(u)	900	$67,554
Huron Consulting Group, Inc.*(u)	900	57,042
ICF International, Inc.*(u)	2,800	111,468
Insperity, Inc.(u)	900	27,882
Manpowergroup, Inc.(u)	7,100	559,693
Navigant Consulting, Inc.*(u)	7,500	139,950
On Assignment, Inc.*(u)	2,300	88,757
Premier Alliance Group, Inc.*	9,164	6,047
Resources Connection, Inc.(u)	4,100	57,769

		1,116,162

Real Estate Investment Trusts (REITs) — 0.4%
AG Mortgage Investment Trust, Inc.(u)	3,700	64,787
American Assets Trust, Inc.(u)	5,800	195,692
American Campus Communities, Inc.(u)	3,120	116,532
American Capital Agency Corp.(u)	23,600	507,164
American Capital Mortgage Investment Corp.(u)	25,100	471,127
American Tower Corp.	64,949	5,317,375
Annaly Capital Management, Inc.(u)	64,600	708,662
Apollo Residential Mortgage, Inc.(u)	1,400	22,722
Ashford Hospitality Prime, Inc.(u)	28,158	425,749
Ashford Hospitality Trust, Inc.(u)	147,234	1,659,327
AvalonBay Communities, Inc.	2,740	359,817
Boston Properties, Inc.(u)	3,660	419,180
BRE Properties, Inc.	6,238	391,622
Brixmor Property Group, Inc.	6,510	138,858
Chambers Street Properties(u)	30,000	233,100
Chatham Lodging Trust(u)	24,034	485,967
Chesapeake Lodging Trust(u)	6,100	156,953
CyrusOne, Inc.(u)	1,800	37,494
DCT Industrial Trust, Inc.	30,750	242,310
DDR Corp.	14,970	246,706
Digital Realty Trust, Inc.	3,930	208,604
Extra Space Storage, Inc.	4,420	214,414
Franklin Street Properties Corp.(u)	18,300	230,580
Gaming and Leisure Properties, Inc.	47,554	1,733,819
GEO Group, Inc. (The)(u)	10,100	325,624
Highwoods Properties, Inc.	7,240	278,088
Hospitality Properties Trust(u)	25,700	738,104
Invesco Mortgage Capital, Inc.(u)	32,300	531,981
Investors Real Estate Trust(u)	8,500	76,330
iStar Financial, Inc.*	6,475	416,019
Kilroy Realty Corp.	5,720	335,078
Lexington Realty Trust(u)	7,500	81,825
Liberty Property Trust	5,990	221,390
Mid-America Apartment Communities, Inc.	3,930	268,301
New Residential Investment Corp.	106,711	690,420
Newcastle Investment Corp.	126,851	596,200
Nippon Prologis REIT, Inc. (Japan)(g)	4,035	8,144,921
Nippon Prologis REIT, Inc. (Japan), 144A	540	1,090,027
Potlatch Corp.(u)	1,400	54,166
Prologis, Inc.	8,650	353,180
Resource Capital Corp.(u)	31,100	173,227
RLJ Lodging Trust(u)	21,500	574,910
Ryman Hospitality Properties, Inc.(u)	5,000	212,600
Starwood Property Trust, Inc.(u)	27,501	648,749
Starwood Waypoint Residential Trust*	4,257	122,559
Strategic Hotels & Resorts, Inc.*(u)	9,500	96,805
Summit Hotel Properties, Inc.(u)	12,900	119,712
Sunstone Hotel Investors, Inc.	15,320	210,344

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Taubman Centers, Inc.(u)	1,500	$106,185
Winthrop Realty Trust(u)	22,700	263,093

		31,318,399

Real Estate Management & Development
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	20,049	819,002
CBRE Group, Inc. (Class A Stock)*(u)	16,400	449,852
Jones Lang LaSalle, Inc.(u)	9,400	1,113,900

		2,382,754

Road & Rail — 0.5%
AMERCO(u)	3,500	812,420
Asciano Ltd. (Australia)	1,081,920	5,234,319
Aurizon Holdings Ltd. (Australia)	1,120,333	5,351,406
Canadian Pacific Railway Ltd. (Canada)	52,350	7,844,213
CSX Corp.(u)	50,620	1,466,461
East Japan Railway Co. (Japan)	70,743	5,210,756
Genesee & Wyoming, Inc. (Class A Stock)*	52,278	5,087,695
Norfolk Southern Corp.	2,240	217,661
Old Dominion Freight Line, Inc.*(u)	13,700	777,338
Saia, Inc.*(u)	3,300	126,093
Union Pacific Corp.(u)	44,300	8,313,338

		40,441,700

Semiconductors & Semiconductor Equipment — 0.3%
Applied Materials, Inc.(u)	25,700	524,794
ASML Holding NV (Netherlands)	1,090	101,762
Atmel Corp.*	16,980	141,953
Avago Technologies Ltd.(u)	27,121	1,746,864
Brooks Automation, Inc.(u)	5,000	54,650
Cabot Microelectronics Corp.*(u)	1,500	66,000
Cirrus Logic, Inc.*(u)	13,300	264,271
Freescale Semiconductor Ltd.*(u)	21,700	529,697
Inphi Corp.*(u)	5,500	88,495
Integrated Device Technology, Inc.*(u)	65,800	804,734
Intersil Corp. (Class A Stock)(u)	15,500	200,260
KLA-Tencor Corp.(u)	15,270	1,055,768
Lam Research Corp.*(u)	19,003	1,045,165
Lattice Semiconductor Corp.*(u)	7,300	57,232
LSI Corp.(u)	61,660	682,576
Marvell Technology Group Ltd.(u)	52,100	820,575
Maxim Integrated Products, Inc.(u)	23,190	768,053
MKS Instruments, Inc.(u)	4,700	140,483
OmniVision Technologies, Inc.*(u)	12,200	215,940
ON Semiconductor Corp.*(u)	25,550	240,170
PLX Technology, Inc.*(u)	6,900	41,745
PMC - Sierra, Inc.*(u)	27,400	208,514
Power Integrations, Inc.(u)	3,900	256,542
RF Micro Devices, Inc.*(u)	146,669	1,155,752
Silicon Image, Inc.*(u)	27,300	188,370
Skyworks Solutions, Inc.*(u)	31,800	1,193,136
SunEdison, Inc.*(a)	237,698	4,478,230
Supertex, Inc.*	221	7,289
Teradyne, Inc.*	18,390	365,777
Tokyo Electron Ltd. (Japan)	26,611	1,653,890
Ultra Clean Holdings, Inc.*(u)	8,300	109,145
Xilinx, Inc.(u)	8,150	442,301

		19,650,133

Software — 0.2%
Accelrys, Inc.*	176	2,193

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
Adobe Systems, Inc.*(u)	8,920	$586,401
ANSYS, Inc.*(u)	10,700	824,114
Aspen Technology, Inc.*(u)	12,300	521,028
AVG Technologies NV*(u)	15,400	322,784
CA, Inc.(u)	21,300	659,661
Citrix Systems, Inc.*(u)	6,640	381,335
Compuware Corp.(u)	43,289	454,535
Comverse, Inc.*(u)	4,300	148,694
Informatica Corp.*(u)	9,900	374,022
Intuit, Inc.(u)	6,400	497,472
Manhattan Associates, Inc.*(u)	17,200	602,516
Microsoft Corp.(u)	16,860	691,091
MicroStrategy, Inc. (Class A Stock)*(u)	2,600	300,014
Oracle Corp.(u)	23,400	957,294
Pegasystems, Inc.(u)	5,400	190,728
Progress Software Corp.*(u)	9,900	215,820
PTC, Inc.*(u)	15,400	545,622
Red Hat, Inc.*(u)	3,700	196,026
SinoHub, Inc.*	16,237	162
Solera Holdings, Inc.(u)	7,100	449,714
SS&C Technologies Holdings, Inc.*(u)	9,500	380,190
Symantec Corp.(u)	32,200	643,034
Synopsys, Inc.*(u)	14,200	545,422
Tableau Software, Inc. (Class A Stock)*	7,500	570,600
Telenav, Inc.*(u)	5,300	31,588
TIBCO Software, Inc.*(u)	32,400	658,368
TiVo, Inc.*(u)	45,100	596,673
VMware, Inc. (Class A Stock)*(u)	4,570	493,651

		12,840,752

Specialty Retail — 0.2%
Aaron’s, Inc.(u)	6,274	189,726
AutoZone, Inc.*(u)	360	193,356
Bed Bath & Beyond, Inc.*(u)	600	41,280
Best Buy Co., Inc.(u)	31,400	829,274
Big 5 Sporting Goods Corp.(u)	1,800	28,890
Cato Corp. (The) (Class A Stock)(u)	1,700	45,968
Chico’s FAS, Inc.(u)	13,700	219,611
Citi Trends, Inc.*(u)	2,500	40,725
CST Brands, Inc.(u)	49,623	1,550,222
Destination Maternity Corp.(u)	2,500	68,500
Express, Inc.*(u)	50,100	795,588
Foot Locker, Inc.(u)	25,300	1,188,594
GameStop Corp. (Class A Stock)(u)	17,300	711,030
Gap, Inc. (The)(u)	19,500	781,170
Groupe Fnac (France)*	11,021	569,217
Home Depot, Inc. (The)(u)	7,750	613,258
Jos. A. Bank Clothiers, Inc.*(u)	15,438	992,663
L&L Acquisition Corp. Escrow Shares*	35,000	—
Lithia Motors, Inc. (Class A Stock)(u)	1,900	126,274
Lowe’s Cos., Inc.(u)	11,190	547,191
Murphy USA, Inc.*(u)	28,255	1,146,870
PetSmart, Inc.(u)	13,200	909,348
Ross Stores, Inc.(u)	5,700	407,835
Sears Hometown and Outlet Stores, Inc.*(u)	1,700	40,205
TJX Cos., Inc. (The)(u)	9,810	594,977
Urban Outfitters, Inc.*(u)	22,500	820,575
Zale Corp.*	3,300	69,003
Zumiez, Inc.*(u)	6,900	167,256

		13,688,606

	Shares	Value
COMMON STOCKS (Continued)
Technology Hardware, Storage & Peripherals — 0.1%
Electronics For Imaging, Inc.*(u)	3,700	$160,247
EMC Corp.(u)	22,526	617,438
Hewlett-Packard Co.(u)	36,800	1,190,848
Immersion Corp.*(u)	7,900	83,345
SanDisk Corp.(u)	11,200	909,328
Western Digital Corp.(u)	3,400	312,188
Xyratex Ltd.	80,137	1,061,014

		4,334,408

Textiles, Apparel & Luxury Goods — 0.1%
Carter’s, Inc.(u)	10,700	830,855
Jones Group, Inc. (The)(u)	63,459	949,981
Lululemon Athletica, Inc.*(u)	4,160	218,774
Michael Kors Holdings Ltd.*(u)	11,600	1,081,932
Ralph Lauren Corp.(u)	2,100	337,953
RG Barry Corp.	14,120	266,586
Steven Madden Ltd.*(u)	8,200	295,036
VF Corp.	9,360	579,197

		4,560,314

Thrifts & Mortgage Finance
First Defiance Financial Corp.(u)	2,000	54,240
Home Loan Servicing Solutions Ltd.(u)	7,800	168,480
Hudson City Bancorp, Inc.	271,083	2,664,746
OceanFirst Financial Corp.(u)	1,000	17,690
Pennymac Financial Services, Inc. (Class A Stock)*	250	4,160
Teche Holding Co.	16	1,264
Washington Federal, Inc.(u)	10,500	244,650

		3,155,230

Tobacco
Lorillard, Inc.(u)	2,000	108,160
Philip Morris International, Inc.(u)	12,020	984,077
Universal Corp.	1,817	101,552

		1,193,789

Trading Companies & Distributors
Aceto Corp.(u)	6,300	126,567
DXP Enterprises, Inc.*(u)	10,700	1,015,751
Kaman Corp.(u)	6,000	244,080
MRC Global, Inc.*(u)	29,200	787,232
Stock Building Supply Holdings, Inc.*	766	15,565
W.W. Grainger, Inc.(u)	3,710	937,369
Watsco, Inc.(u)	2,300	229,793

		3,356,357

Transportation Infrastructure — 0.8%
Abertis Infraestructuras SA (Spain)	491,267	11,228,021
Atlantia SpA (Italy)	565,527	14,531,081
Auckland International Airport Ltd. (New Zealand)*	1,372,436	4,540,643
Flughafen Zuerich AG (Switzerland)	7,765	4,997,408
Fraport AG Frankfurt Airport Services Worldwide (Germany)	59,490	4,445,291
Groupe Eurotunnel SA (France)	992,867	12,674,149
Jiangsu Expressway Co. Ltd. (China) (Class H Stock)	2,592,163	2,955,142
Pingtan Marine Enterprise Ltd.*(g)	82,948	289,488
Shenzhen Expressway Co. Ltd. (China) (Class H Stock)	4,862,000	2,200,280

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Transportation Infrastructure (cont’d.)
Transurban Group (Australia)	571,477	$3,852,660

		61,714,163

Water Utilities — 0.1%
American States Water Co.(u)	5,000	161,450
American Water Works Co., Inc.(u)	139,195	6,319,453
Beijing Enterprises Water Group Ltd. (China)	6,646,953	4,659,930

		11,140,833

Wireless Telecommunication Services — 0.2%
SBA Communications Corp. (Class A Stock)*(a)	101,392	9,222,616
Telephone & Data Systems, Inc.(u)	10,058	263,620
Tower Bersama Infrastructure Tbk (Indonesia), 144A	1,572,062	833,493
Tower Bersama Infrastructure Tbk PT (Indonesia)	2,599,470	1,378,216
Vodafone Group PLC (United Kingdom), ADR	60,116	2,212,863

		13,910,808

TOTAL COMMON STOCKS (cost $611,358,066)		775,650,372

EXCHANGE TRADED FUNDS — 2.6%
Cohen & Steers Quality Income Realty Fund, Inc.	20,857	219,624
iShares Global 100 Index Fund(a)	228,921	17,823,331
iShares iBoxx $ High Yield Corporate Bond Fund(a)	87,400	8,249,686
iShares JPMorgan USD Emerging Markets Bond Fund(a)	77,100	8,590,482
iShares MSCI EAFE ETF(a)	1,937,000	130,108,290
iShares US Real Estate(a)	129,300	8,749,731
SPDR Barclays High Yield Bond(a)	214,500	8,860,995
SPDR Dow Jones REIT(a)	238,000	18,571,140

TOTAL EXCHANGE TRADED FUNDS (cost $180,995,447)		201,173,279

PREFERRED STOCKS — 0.1%
Consumer Finance
Ally Financial, Inc., Series G, 7.000%	175	173,720
SLM Corp., 3.961%(c)	900	22,068

		195,788

Diversified Telecommunication Services
Verizon Communications, Inc., 7.500%	2,900	72,384

Electric Utilities
Genie Energy Ltd., 7.500%*	24,030	189,837

Household Durables — 0.1%

Sealy Corp., CVT, 8.000%*(g)(u)	33,706	2,671,201

Metals & Mining
Vale SA (Brazil) (PRFC), ADR	15,674	195,141

Oil, Gas & Consumable Fuels
Chesapeake Energy Corp. (PRFC), 1.438%*	125	140,391
Nabors Completion & Production Services Co., Series A, CVT, 4.000%	154	143,220

		283,611

	Shares	Value
PREFERRED STOCKS (Continued)
Paper & Forest Products
China Wood, Inc., CVT, 8.000%*(g)	20,500	$200

Tobacco
Universal Corp., CVT, 6.750%	1,400	1,729,000

TOTAL PREFERRED STOCKS (cost $5,227,597)		5,337,162

	Units
RIGHTS*
Diversified Financial Services
Quartet Merger Corp., expiring 11/01/15	64,800	23,652

Health Care Equipment & Supplies
AMA Contingent(g)	27,759	3

Health Care Providers & Services
Community Health Systems, Inc., CVR,expiring 05/06/14	175,205	10,600

TOTAL RIGHTS (cost $37,308)		34,255

	Shares
UNAFFILIATED MUTUAL FUNDS — 1.7%
Aberdeen Global Income Fund, Inc.	9,725	105,808
Adams Express Co. (Retail Shares)	4,828	62,667
Advent Claymore Convertible Securities & Income Fund	458	8,510
Advent Claymore Convertible Securities & Income Fund II	89,484	676,499
Advent Claymore Enhanced Growth & Income Fund	30,326	308,719
Alliance California Municipal Income Fund, Inc.	3,333	42,396
Alpine Global Dynamic Dividend Fund	4,762	47,668
Alpine Global Premier Properties Fund	9,417	66,390
Alpine Total Dynamic Dividend Fund	25,908	217,368
AQR Multi Strategy Alternative Fund (Institutional Class Shares)	1,016,396	9,879,370
Ares Dynamic Credit Allocation Fund, Inc.	1,979	35,859
Avenue Income Credit Strategies Fund	269	4,734
BlackRock Build America Bond Trust	5,956	120,549
BlackRock Core Bond Trust	23,320	313,421
BlackRock Corporate High Yield Fund VI, Inc.	6,391	78,354
BlackRock Credit Allocation Income Trust	58,216	787,080
BlackRock EcoSolutions Investment Trust	2,906	23,393
BlackRock Energy and Resources Trust	13,053	315,230
BlackRock Enhanced Capital and Income Fund, Inc.	47,110	658,598
BlackRock Enhanced Equity Dividend Trust	167,361	1,328,846
BlackRock Global Long/Short Credit Fund (Institutional Class Shares)	1,027,318	11,187,490
BlackRock Global Opportunities Equity Trust(u)	88,039	1,288,011
BlackRock Income Opportunity Trust, Inc.	26,674	275,542
BlackRock International Growth and Income Trust	114,082	919,501
BlackRock Municipal Income Investment Quality Trust	3,764	51,717
BlackRock MuniHoldings California Quality Fund, Inc.	3,432	47,773
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	3,183	44,021

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
UNAFFILIATED MUTUAL FUNDS (Continued)
BlackRock MuniHoldings Quality Fund, Inc.	3,267	$41,295
BlackRock MuniYield California Quality Fund, Inc.	457	6,617
BlackRock MuniYield Investment Quality Fund	1,953	25,584
BlackRock MuniYield Michigan Quality Fund II, Inc.	5,764	71,762
BlackRock MuniYield Michigan Quality Fund, Inc.	7,783	103,125
BlackRock MuniYield New Jersey Quality Fund, Inc.	1,311	18,157
BlackRock MuniYield Pennsylvania Quality Fund	3,427	47,772
BlackRock Real Asset Equity Trust	16,269	144,794
BlackRock Resources & Commodities Strategy Trust	69,831	803,057
Calamos Convertible and High Income Fund	667	8,991
Calamos Market Neutral Income Fund (Institutional Class Shares)	669,565	8,597,213
CBRE Clarion Global Real Estate Income Fund	10,144	84,702
Central Securities Corp. (Retail Shares)(u)	21,099	471,985
Cohen & Steers Closed-End Opportunity Fund, Inc.	6,575	84,489
Cohen & Steers Ltd. Duration Preferred and Income Fund, Inc.	1,486	35,367
Cohen & Steers REIT and Preferred Income Fund, Inc.	8,899	151,283
Cohen & Steers Select Preferred and Income Fund, Inc.	528	13,158
Cutwater Select Income Fund	6,607	128,308
Delaware Investments Minnesota Municipal Income Fund II, Inc.	463	6,181
Diamond Hill Long-Short Fund (Institutional Class Shares)	233,897	5,360,921
DTF Tax-Free Income, Inc.	415	6,138
DWS High Income Opportunities Fund, Inc.	9,862	144,084
DWS High Income Trust	528	4,958
Eaton Vance California Municipal Bond Fund	6,997	75,917
Eaton Vance Global Macro Absolute Return Fund (Institutional Class Shares)	1,435,637	13,394,492
Eaton Vance Limited Duration Income Fund	8,196	124,989
Eaton Vance Municipal Bond Fund II	231	2,686
Eaton Vance National Municipal Opportunities Trust	6,297	122,099
Eaton Vance New York Municipal Bond Fund	4,507	54,039
Eaton Vance Short Duration Diversified Income Fund	3,864	58,694
Eaton Vance Tax-Advantaged Bond and Options Strategies Fund	243	3,368
Eaton Vance Tax-Advantaged Dividend Income Fund	6,127	120,457
Ellsworth Fund Ltd.	12,152	104,507
First Trust Aberdeen Emerging Opportunity Fund	34	613
First Trust Aberdeen Global Opportunity Income Fund	669	9,333
First Trust Enhanced Equity Income Fund	12,622	168,377

	Shares	Value
UNAFFILIATED MUTUAL FUNDS (Continued)
First Trust High Income Long/Short Fund	7,320	$129,784
First Trust Strategic High Income Fund II	1,151	18,335
Fort Dearborn Income Securities, Inc.	8,018	115,539
Forum Funds - Absolute Strategies Fund (Institutional Class Shares)*	483,349	5,321,669
Franklin Templeton Limited Duration Income Trust	5,908	77,099
Gabelli ABC Fund (Advisor Class Shares)	1,156,773	11,775,950
Highland Long/Short Equity Fund (Class Z Shares)	251,763	3,104,239
ING Global Equity Dividend & Premium Opportunity Fund	34,380	316,296
ING Infrastructure Industrials and Materials Fund	3,905	68,650
ING Risk Managed Natural Resources Fund	6,752	71,301
Invesco Advantage Municipal Income Trust II	3,103	34,102
Invesco Bond Fund	9,532	173,292
Invesco California Value Municipal Income Trust	4,575	53,985
Invesco Municipal Income Opportunities Trust	8,844	58,370
Invesco Municipal Opportunity Trust	5,778	70,492
Invesco Municipal Trust	9,771	118,229
Invesco Quality Municipal Income Trust	705	8,326
Invesco Trust for Investment Grade Municipals	2,019	25,843
Invesco Value Municipal Income Trust	6,146	88,502
John Hancock Hedged Equity & Income Fund	17,842	312,413
John Hancock Premium Dividend Fund	16,967	219,723
John Hancock Tax-Advantaged Dividend Income Fund	8,151	162,368
LMP Real Estate Income Fund, Inc.	3,051	33,073
Macquarie Global Infrastructure Total Return Fund, Inc.	309	7,261
Madison Covered Call & Equity Strategy Fund	32,104	265,500
MFS Investment Grade Municipal Trust	4,139	37,085
Montgomery Street Income Securities, Inc.	2,607	41,947
Morgan Stanley Emerging Markets Fund, Inc.	6,593	100,543
Morgan Stanley Income Securities, Inc.	27,855	488,577
Neuberger Berman High Yield Strategies Fund, Inc.	1,202	16,371
New America High Income Fund, Inc. (The)	200	1,962
Nuveen AMT-Free Municipal Income Fund	21,353	276,308
Nuveen Arizona Premium Income Municipal Fund	1,986	25,361
Nuveen Build America Bond Opportunity Fund	2,562	52,521
Nuveen Build American Bond Term Fund	2,978	58,428
Nuveen California AMT-Free Municipal Income Fund	10,819	143,893
Nuveen California Dividend Advantage Municipal Fund	219	3,040
Nuveen California Dividend Advantage Municipal Fund 2	3,172	43,329
Nuveen California Dividend Advantage Municipal Fund 3	7,137	87,143
Nuveen Connecticut Premium Income Municipal Fund	4,786	58,198

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
UNAFFILIATED MUTUAL FUNDS (Continued)
Nuveen Diversified Dividend & Income Fund	2,048	$23,962
Nuveen Dividend Advantage Municipal Fund	15,069	201,774
Nuveen Dividend Advantage Municipal Fund 2	9,049	122,161
Nuveen Dividend Advantage Municipal Fund 3	20,661	270,659
Nuveen Dividend Advantage Municipal Income Fund	16,714	222,798
Nuveen Georgia Dividend Advantage Municipal Fund 2	3,455	42,497
Nuveen Global Equity Income Fund	11,351	148,698
Nuveen Intermediate Duration Municipal Term Fund	6,177	73,877
Nuveen Investment Quality Municipal Fund, Inc.	2,963	41,838
Nuveen Maryland Premium Income Municipal Fund	11,382	141,023
Nuveen Municipal Advantage Fund, Inc.	17,182	223,022
Nuveen Municipal Market Opportunity Fund, Inc.	16,028	204,517
Nuveen Municipal Opportunity Fund, Inc.	1,182	16,264
Nuveen New Jersey Investment Quality Municipal Fund, Inc.	4,691	62,250
Nuveen New Jersey Premium Income Municipal Fund, Inc.	2,243	30,684
Nuveen New York AMT-Free Municipal Income Fund	2,915	37,225
Nuveen New York Dividend Advantage Municipal Fund	731	9,722
Nuveen New York Performance Plus Municipal Fund, Inc.	979	13,686
Nuveen North Carolina Premium Income Municipal Fund	5,929	75,061
Nuveen Pennsylvania Investment Quality Municipal Fund	7,800	103,974
Nuveen Performance Plus Municipal Fund, Inc.	7,892	114,197
Nuveen Preferred & Income Term Fund	1,364	31,099
Nuveen Preferred Income Opportunities Fund	9,794	90,986
Nuveen Premier Municipal Income Fund, Inc.	4,715	61,955
Nuveen Premium Income Municipal Fund, Inc.	17,142	224,732
Nuveen Premium Income Municipal Fund 2, Inc.	23,988	321,199
Nuveen Premium Income Municipal Fund 4, Inc.	804	9,978
Nuveen Quality Income Municipal Fund, Inc.(u)	25,000	332,250
Nuveen Quality Municipal Fund, Inc.	12,080	154,141
Nuveen Quality Preferred Income Fund	52,894	425,797
Nuveen Quality Preferred Income Fund II	97,389	845,336
Nuveen Quality Preferred Income Fund III	17,040	142,625
Nuveen Select Quality Municipal Fund	9,868	130,652
Nuveen Tax-Advantaged Dividend Growth Fund	2,678	40,973
Nuveen Texas Quality Income Municipal Fund	536	7,300
Nuveen Virginia Premium Income Municipal Fund	2,226	28,315

	Shares	Value
UNAFFILIATED MUTUAL FUNDS (Continued)
Petroleum & Resources Corp.(u)	38,246	$1,067,828
PIMCO Unconstrained Bond Fund (Institutional Class Shares)	1,306,990	14,599,082
Putnam High Income Securities Fund	18,488	154,745
Putnam Managed Municipal Income Trust	5,942	41,356
Putnam Municipal Opportunities Trust	15,448	175,644
Templeton Global Income Fund	2,760	22,190
Third Avenue Focused Credit Fund (Institutional Class Shares)	432,900	5,034,632
Touchstone Merger Arbitrage Fund (Institutional Class Shares)	819,927	8,814,214
Transamerica Income Shares, Inc.	9,289	192,663
Tri-Continental Corp.	1,733	34,799
Turner Spectrum Fund (Institutional Class Shares)*	286,282	3,418,208
Wells Fargo Advantage Global Dividend Opportunity Fund	15,551	122,386
Wells Fargo Advantage Multi-Sector Income Fund	19,167	277,921
Western Asset Global Corporate Defined Opportunity Fund, Inc.	12,945	235,470
Western Asset Global High Income Fund, Inc.	2,687	33,050
Western Asset High Income Opportunity Fund, Inc.	12,688	76,762
Western Asset Income Fund	7,292	96,765
Western Asset Municipal High Income Fund, Inc.	6,691	46,904
Western Asset Municipal Partners Fund, Inc.	100	1,443
Western Asset Total Return Unconstrained Fund	717,500	7,648,549
Western Asset Worldwide Income Fund, Inc.	9,533	117,542
Zweig Fund, Inc.	7,166	108,852

TOTAL UNAFFILIATED MUTUAL FUNDS (cost $129,095,548)		130,908,305

	Units
WARRANTS*
Automobiles
General Motors Co., Series C, expiring 12/31/15.	41,517	117,078

Banks
Associated Banc-Corp., expiring 11/21/18	2,176	5,211
Boston Private Financial Holdings, Inc., expiring 11/21/18	10,019	67,528
Wintrust Financial Corp., expiring 12/19/18(u)	41,843	1,083,734

		1,156,473

Biotechnology
NeoStem, Inc., expiring 07/22/16(g)	30,000	—
Venaxis, Inc., expiring 05/24/18(g)	2,700	823

		823

Commercial Services & Supplies
IVS Group SA (Italy), expiring 01/27/16	60,858	36,848

Construction Materials
Tecnoglass, Inc. (Colombia), expiring 12/16/16	40,897	116,556

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Units	Value
WARRANTS* (Continued)
Diversified Financial Services
Aquasition Corp. (United Kingdom), expiring 10/25/20(g)	90,000	$24,750
Arabella Exploration, Inc. (Hong Kong), expiring 12/24/16	28,070	30,877
Cambridge Capital Acquisition Corp., expiring 12/19/18	105,600	44,352
Capitol Acquisition Corp. II, expiring 05/15/16(g)	81,000	38,718
Chart Acquisition Corp., expiring 12/19/17	134,325	77,909
CIS Acquisition Ltd. (Russia), Series A, expiring 12/18/17(g)	90,000	23,625
Collabrium Japan Acquisition Corp., expiring 12/10/17	63,000	9,072
Electrawinds SE (Luxembourg), expiring 10/01/15	57,500	396
Infinity Cross Border Acquisition Corp., expiring 07/25/16	26,400	18,612
Jack Cooper Holdings Corp., expiring 12/15/17(g)	200	25,000
Jack Cooper Holdings Corp., expiring 05/06/18(g)	50	6,250
Levy Acquisition Corp., expiring 01/06/18	67,500	37,463
Prime Acquisition Corp. (China), expiring 03/30/16(u)	64,715	17,473
Quinpario Acquisition Corp., expiring 09/27/18	163,030	102,709
RMG Networks Holding Corp., expiring 04/08/18	79,900	57,927
ROI Acquisition Corp. II, expiring 09/17/18	63,000	27,915
Silver Eagle Acquisition Corp., expiring 07/26/18	166,250	122,194

		665,242

Energy Equipment & Services
Integrated Drilling Equipment Holdings Corp., expiring 12/15/17(g)	85,000	5,100
Syntroleum Corp., expiring 07/05/16(g)	31,646	633

		5,733

Health Care Providers & Services
Healthcare Corp. of America, expiring 11/07/16	44,978	4,948

Household Durables
EveryWare Global, Inc., expiring 05/13/18	81,000	30,375

Internet Software & Services
Global Eagle Entertainment, Inc., expiring 05/13/16	48,308	264,245
Net Element International, Inc., expiring 10/07/15(g)	28,804	5,041

		269,286

Media
Hemisphere Media Group, Inc., expiring 04/06/18	93,601	117,469

Oil, Gas & Consumable Fuels
Green Field Energy Services, Inc., expiring 11/15/21(g)	200	2
Harvest Natural Resources, Inc., expiring 10/11/15(g)	5,813	1,889

		1,891

	Units	Value
WARRANTS* (Continued)
Pharmaceuticals
NeuroBioPharm, Inc., Unit, expiring 04/12/14	711	$1
Pluristem Therapeutics, Inc., expiring 09/19/17	6,750	2,363

		2,364

Semiconductors & Semiconductor Equipment
TranSwitch Corp., expiring 03/28/19(g)	72,000	—

Transportation Infrastructure
Pingtan Marine Enterprise Ltd., expiring 02/26/18(g)	55,000	12,375

TOTAL WARRANTS (cost $1,442,656)		2,537,461

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.3%
Collateralized Debt Obligations — 0.1%
Eurocredit CDO IV BV (Netherlands),
Series IV-X, Class A1
0.714%(c)	02/22/20	EUR	61	82,975
Hillmark Funding (Cayman Islands),
Series 2006-1A, Class A1, 144A
0.489%(c)	05/21/21		770	749,338
Jubilee CDO IV BV (Netherlands),
Series IV-X, Class A
0.730%(c)	10/15/19	EUR	356	488,456
LCM V LP (Cayman Islands),
Series 5A, Class A1, 144A
0.476%(c)	03/21/19		600	597,135
Stoney Lane Funding I Corp. (Cayman Islands),
Series 2007-1A, Class A1, 144A(g)
0.478%(c)	04/18/22		1,375	1,351,794
Venture VIII CDO Ltd.,
Series 2007-8A, Class A1A, 144A
0.521%(c)	07/22/21		1,600	1,560,440

				4,830,138

Collateralized Loan Obligations — 0.1%
ALM V Ltd. (Cayman Islands),
Series 2012-5A, Class A1R, 144A(g)
1.467%(c)	02/13/23		1,900	1,895,894
Aquilae CLO II PLC (Ireland),
Series 2006-1X, Class A
0.637%(c)	01/17/23	EUR	110	148,262
ARES CLO Ltd.,
Series 2006-6RA, Class A1B, 144A
0.469%(c)	03/12/18		48	47,496
Cadogan Square CLO III BV (Netherlands),
Series 3X, Class A
0.627%(c)	01/17/23	EUR	71	95,116
Dryden Sr. Loan Fund (Cayman Islands),
Series 2011-22A, Class A1R, 144A
1.409%(c)	01/15/22		1,800	1,798,607
Duane Street CLO III Ltd.,
Series 2006-3A, Class A1, 144A
0.496%(c)	01/11/21		275	273,498

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Franklin CLO Ltd. (Cayman Islands),
Series 5A, Class A2, 144A
0.503%(c)	06/15/18		806	$799,307
Galaxy CLO Ltd. (Cayman Islands),
Series 2007-8A, Class A, 144A
0.478%(c)	04/25/19		295	291,665
Goldentree Loan Opportunities V Ltd. (Cayman Islands),
Series 2007-5A, Class A, 144A
0.941%(c)	10/18/21		699	694,900
Halcyon Structured Asset Management European CLO 2006-II BV (Netherlands),
Series 2006-IIX, Class A1
0.644%(c)	01/25/23	EUR	480	645,708
HarbourMaster CLO (Netherlands),
Series 4X, Class A1
2.513%(c)	10/11/19	EUR	56	77,573
LightPoint CLO V (Cayman Islands),
Series 2006-5A, Class A1, 144A(g)
0.489%(c)	08/05/19		699	695,150
MAGI Funding PLC (Ireland),
Series I-A, Class A
0.578%(c)	04/11/21	EUR	400	544,284
Mercator CLO II PLC (Ireland),
Series II-X, Class A1
0.522%(c)	02/18/24	EUR	353	472,923
Penta CLO 1 SA (Luxembourg),
Series 2007-1X, Class A1
0.551%(c)	06/04/24	EUR	581	783,108
Race Point III CLO Ltd. (Ireland),
Series 2006-3, Class A, 144A
0.504%(c)	04/15/20		673	668,187
Stanfield Bristol CLO Ltd.,
Series 2005-1A, Class A1, 144A
0.501%(c)	10/15/19		89	88,242
Symphony CLO III Ltd. (Cayman Islands),
Series 2007-3A, Class A1A, 144A
0.481%(c)	05/15/19		485	479,205
Wood Street CLO BV (Netherlands),
Series I, Class A
0.544%(c)	11/22/21	EUR	345	469,127
Series II-A, Class A1
0.587%(c)	03/29/21	EUR	100	135,291

				11,103,543

Non-Residential Mortgage-Backed Securities — 0.1%
Citibank Omni Master Trust,
Series 2009-A14A, Class A14, 144A
2.917%(c)	08/15/18		3,000	3,029,202
Globaldrive (Netherlands),
Series 2011-AA, Class A
0.868%(c)	04/20/19	EUR	377	520,230
Nelnet Student Loan Trust,
Series 2008-4, Class A2
0.938%(c)	07/25/18		13	13,169
North Carolina State Education Assistance Authority,
Series 2011-2, Class A1
0.688%(c)	10/26/20		148	148,178

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
SLM Student Loan Trust,
Series 2009-CT, Class 1A, 144A(g)
2.350%(c)	04/15/39	13	$13,257
South Carolina Student Loan Corp.,
Series 2010-1, Class A1
0.714%(c)	01/25/21	51	50,601

			3,774,637

Residential Mortgage-Backed Securities
Countrywide Asset-Backed Certificates,
Series 2006-4, Class 2A2
0.345%(c)	07/25/36	270	262,876

TOTAL ASSET-BACKED SECURITIES (cost $19,827,132)			19,971,194

BANK LOANS(c)
Auto Components
Exide Technologies,
Term Loan Advance(g)
9.000%	10/09/14	324	329,623

Commercial Services & Supplies
RR Donnelley & Sons Co.,
Term Loan
9.750%	12/31/16	411	259,547

Diversified Financial Services
J.G. Wentworth,
Term Loan(g)
7.000%	02/08/19	195	198,855

Transportation
Overseas Shipholding,
Revolving Credit Loan(d)
— %(p)	12/31/14	450	492,327

TOTAL BANK LOANS (cost $1,212,395)			1,280,352

CERTIFICATE OF DEPOSIT
Credit Suisse (Switzerland) (cost $2,800,000)
0.556%(c)	08/24/15	2,800	2,799,210

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.1%
Banc of America Re-REMICS Trust,
Series 2009-UB1, Class A4A, 144A
5.611%(c)	06/24/50	248	270,497
Commercial Mortgage Pass-Through Certificates,
Series 2010-C1, Class A1, 144A
3.156%	07/10/46	89	90,867
Commercial Mortgage Trust,
Series 2005-GG5, Class A5
5.224%(c)	04/10/37	800	838,574
Credit Suisse Mortgage Capital Certificates,
Series 2006-TF2A, Class SVA1, 144A
0.397%(c)	10/15/21	497	493,541
Series 2009-RR1, Class A3A, 144A
5.383%	02/15/40	91	96,142
Series 2010-RR4, Class 2A, 144A
5.467%(c)	09/18/39	901	973,630

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2010-UD1, Class A, 144A
5.758%(c)	12/16/49		1,014	$1,109,649
Epic Opera Arlington Ltd. (Ireland),
Series ARL2, Class A
0.770%(c)	07/28/16	GBP	586	972,283
Extended Stay America Trust,
Series 2013-ESFL, Class A1FL, 144A
0.968%(c)	12/05/31		798	799,357
Fannie Mae-Aces,
Series 2010-M7, Class FA
0.779%(c)	11/25/20		1,032	1,041,824
GS Mortgage Securities Corp. II Trust,
Series 2012-GCJ9, Class XA, IO
2.389%(c)	11/10/45		1,376	177,566
Hercules Eclipse PLC (United Kingdom),
Series 2006-4, Class A
0.755%(c)	10/25/18	GBP	282	448,702
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2010-C2, Class A3, 144A
4.070%	11/15/43		1,200	1,274,537
Merrill Lynch Floating Trust,
Series 2008-LAQA, Class A1, 144A
0.732%(c)	07/09/21		235	234,379
RBSCF Trust,
Series 2010-RR4, Class CMLA, 144A
6.007%(c)	12/16/49		100	108,039
Vornado DP LLC,
Series 2010-VNO, Class A2FX, 144A
4.004%	09/13/28		600	634,659
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C14, Class A4
5.088%(c)	08/15/41		67	67,244
Series 2007-C32, Class A2
5.932%(c)	06/15/49		258	264,182

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $9,631,372)				9,895,672

CONVERTIBLE BONDS — 0.3%
Aerospace & Defense
L-3 Communications Holdings, Inc.,
Gtd. Notes
3.000%	08/01/35		525	698,906

Air Freight & Logistics
UTi Worldwide, Inc.,
Sr. Unsec’d. Notes, 144A
4.500%	03/01/19		300	319,500

Airlines — 0.1%
JetBlue Airways Corp.,
Sr. Unsec’d. Notes(u)
6.750%	10/15/39		700	1,273,563
Lufthansa Malta Blues LP (Germany),
Gtd. Notes, 144A
0.750%	04/05/17	EUR	350	658,079

				1,931,642

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
Automobiles — 0.1%
Volkswagen International Finance NV (Germany),
Gtd. Notes, 144A
5.500%	11/09/15	EUR	1,500	$2,422,438

Commercial Services & Supplies
Albany Molecular Research, Inc.,
Sr. Unsec’d. Notes, 144A
2.250%	11/15/18		125	169,375
Carriage Services, Inc.,
Sub. Notes, 144A
2.750%	03/15/21		500	525,313

				694,688

Construction & Engineering
Layne Christensen Co.,
Sr. Unsec’d. Notes, 144A
4.250%	11/15/18		150	156,000

Consumer Finance
Encore Capital Group, Inc.,
Gtd. Notes, 144A
3.000%	07/01/20		175	202,672

Diversified Financial Services
Cowen Group, Inc.,
Sr. Unsec’d. Notes, 144A
3.000%	03/15/19		425	456,731
DFC Global Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/17		375	319,687
Gain Capital Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
4.125%	12/01/18		100	112,625
Penson Worldwide, Inc.,
Sr. Unsec’d. Notes, 144A(d)
8.000%	06/01/14		1,140	121,498
ZAIS Financial Corp.,
Sr. Unsec’d. Notes, 144A
8.000%	11/15/16		300	304,875

				1,315,416

Diversified Telecommunication Services
Axtel SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
8.000%	01/31/20	MXN	2,311	292,123
Powerwave Technologies, Inc.,
Sub. Notes(d)
3.875%	10/01/27		450	45

				292,168

Electric Utilities
NRG Yield, Inc.,
Gtd. Notes, 144A
3.500%	02/01/19		925	946,391

Energy Equipment & Services
Polarcus Ltd. (United Arab Emirates),
Sr. Sec’d. Notes, 144A
2.875%	04/27/16		100	97,700

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
Health Care Equipment & Supplies
China Medical Technologies, Inc. (China),
Sr. Unsec’d. Notes, 144A(d)
6.250%	12/15/16	450	$2,700

Health Care Providers & Services
Chemed Corp.,
Gtd. Notes
1.875%	05/15/14	1,150	1,286,563
Healthways, Inc.,
Sr. Unsec’d. Notes
1.500%	07/01/18	275	295,453

			1,582,016

Household Durables
M/I Homes, Inc.,
Gtd. Notes
3.000%	03/01/18	225	240,187

Insurance — 0.1%
American Equity Investment Life Holding Co.,
Sr. Unsec’d. Notes, 144A(u)
5.250%	12/06/29	550	1,364,344
Meadowbrook Insurance Group, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	03/15/20	325	309,563
Radian Group, Inc.,
Sr. Unsec’d. Notes
2.250%	03/01/19	100	152,813
Tower Group International Ltd.,
Sr. Unsec’d. Notes
5.000%	09/15/14	750	708,750

			2,535,470

Internet Software & Services
Blucora, Inc.,
Sr. Unsec’d. Notes, 144A
4.250%	04/01/19	200	226,000

IT Services
ModusLink Global Solutions, Inc.,
Sr. Unsec’d. Notes, 144A
5.250%	03/01/19	450	452,011

Leisure Products
JAKKS Pacific, Inc.,
Sr. Unsec’d. Notes, 144A
4.250%	08/01/18	700	720,563
SouthPeak Interactive Corp.,
Notes(d)(g)
24.000%	12/31/14	500	47,902

			768,465

Metals & Mining
AuRico Gold, Inc. (Canada),
Sr. Unsec’d. Notes
3.500%	10/01/16	100	103,500
Jaguar Mining, Inc.,
Sr. Unsec’d. Notes(d)(u)
5.500%	03/31/16	500	25,000
USEC, Inc.,
Sr. Unsec’d. Notes(d)
—%(p)	10/01/14	1,050	423,937

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
Metals & Mining (cont’d.)
			$552,437

Oil, Gas & Consumable Fuels
Alpha Natural Resources, Inc.,
Gtd. Notes
3.750%	12/15/17	100	83,875
4.875%	12/15/20	200	164,375
Emerald Oil, Inc.,
Sr. Unsec’d. Notes, 144A
2.000%	04/01/19	325	335,563

			583,813

Pharmaceuticals
Herbalife Ltd.,
Sr. Unsec’d. Notes, 144A
2.000%	08/15/19	550	472,656
Spectrum Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes, 144A
2.750%	12/15/18	125	124,063

			596,719

Real Estate Investment Trusts (REITs)
American Realty Capital Properties, Inc.,
Sr. Unsec’d. Notes
3.000%	08/01/18	750	797,813
National Health Investors, Inc.,
Sr. Unsec’d. Notes
3.250%	04/01/21	225	223,734
NorthStar Realty Finance LP,
Gtd. Notes, 144A
5.375%	06/15/33	100	164,937
Resource Capital Corp.,
Sr. Unsec’d. Notes
6.000%	12/01/18	125	125,469

			1,311,953

Semiconductors & Semiconductor Equipment
Rambus, Inc.,
Sr. Unsec’d. Notes, 144A
1.125%	08/15/18	575	643,641
SunEdison, Inc.,
Sr. Unsec’d. Notes, 144A
2.000%	10/01/18	275	399,781
2.750%	01/01/21	125	185,234

			1,228,656

Technology Hardware, Storage & Peripherals
CACI International, Inc.,
Sr. Sub. Notes(u)
2.125%	05/01/14	825	1,113,234

Thrifts & Mortgage Finance
China Linen (China),
Notes(d)(g)
7.500%	11/02/13	200	—
MGIC Investment Corp.,
Sr. Unsec’d. Notes(u)
2.000%	04/01/20	1,025	1,442,047

			1,442,047

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
Tobacco
Vector Group Ltd.,
Sr. Unsec’d. Notes
1.750%	04/15/20		225	$234,703

Transportation Infrastructure
Aegean Marine Petroleum Network, Inc. (Greece),
Sr. Unsec’d. Notes
4.000%	11/01/18		100	100,187

TOTAL CONVERTIBLE BONDS (cost $21,792,573)				22,048,119

CORPORATE BONDS — 2.8%
Airlines
American Airlines, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	03/15/16		1,025	1,066,000
Continental Airlines UAL,
Notes
6.860%	04/22/14		11	10,830

				1,076,830

Auto Components
Exide Technologies,
Sr. Sec’d. Notes(d)
8.625%	02/01/18		1,150	874,000
IDQ Holdings, Inc.,
Sr. Sec’d. Notes, 144A
11.500%	04/01/17		450	489,375

				1,363,375

Automobile Manufacturers
Fiat Finance & Trade SA (Italy),
Gtd. Notes, MTN
6.125%	07/08/14	EUR	400	557,665
7.625%	09/15/14	EUR	100	141,348

				699,013

Banks — 0.4%
Abbey National Treasury Services PLC (United Kingdom),
Covered Bonds, MTN
3.125%	06/30/15	EUR	3,100	4,298,574
Achmea Hypotheekbank NV (Netherlands),
Gov’t. Liquid Gtd. Notes, 144A
3.200%	11/03/14		244	248,148
Gov’t. Liquid Gtd. Notes, RegS
3.200%	11/03/14		113	114,921
Australia & New Zealand Banking Group Ltd. (Australia),
Covered Bonds, 144A
1.000%	10/06/15		2,900	2,918,978
Banco Santander Brasil SA (Brazil),
Sr. Unsec’d. Notes
4.625%	02/13/17		200	210,500
Sr. Unsec’d. Notes, 144A
4.625%	02/13/17		300	315,750
Citigroup, Inc.,
Notes, MTN
5.500%	10/15/14		94	96,477
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands),
Sr. Unsec’d. Notes, MTN
4.000%	09/10/15	GBP	890	1,544,128

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Depfa ACS Bank (Ireland),
Covered Bonds, RegS
4.375%	01/15/15	EUR	1,100	$1,552,460
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, 144A
0.618%(c)	11/07/16		2,000	1,998,984
0.717%(c)	04/29/14		1,400	1,400,448
2.750%	04/29/14		2,800	2,803,276
DnB Boligkreditt A/S (Norway),
Covered Bonds, 144A(g)
2.100%	10/14/16		1,500	1,534,530
Eksportfinans ASA (Norway),
Sr. Unsec’d. Notes
2.375%	05/25/16		1,100	1,089,000
3.000%	11/17/14		600	602,700
Sr. Unsec’d. Notes, MTN
2.875%	11/16/16	CHF	200	226,118
Emigrant Bancorp, Inc.,
Sr. Notes, 144A
6.250%	06/15/14		375	377,404
Eurofima (Supranational Bank),
Sr. Unsec’d. Notes, MTN
5.625%	10/24/16	AUD	300	293,727
6.250%	12/28/18	AUD	800	811,688
European Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, MTN
0.500%	12/21/23	AUD	800	467,269
HSH Nordbank Finance Guernsey Ltd. (Germany),
Bank Gtd. Notes, MTN
0.762%(c)	12/21/15	EUR	1,100	1,520,803
ING Bank NV (Netherlands),
Covered Bonds, 144A
2.500%	01/14/16		1,100	1,132,340
Intesa Sanpaolo SpA (Italy),
Bank Gtd. Notes
3.125%	01/15/16		200	204,762
Kreditanstalt Fuer Wiederaufbau (Germany),
Gov’t. Gtd. Notes, MTN
6.000%	08/20/20	AUD	2,400	2,436,756
6.250%	05/19/21	AUD	900	926,329
Landwirtschaftliche Rentenbank (Germany),
Gov’t. Gtd. Notes, MTN
5.500%	03/09/20	AUD	1,000	987,636
Lloyds Bank PLC (United Kingdom),
Jr. Sub. Notes, 144A(g)
12.000%(c)	12/29/49		200	271,682
Merrill Lynch & Co., Inc.,
Sr. Unsec’d. Notes, MTN
0.674%(c)	07/22/14	EUR	500	689,433
Royal Bank of Scotland PLC (The) (United Kingdom),
Sub. Notes
3.493%(c)	10/27/14	AUD	1,000	925,214
Skandinaviska Enskilda Banken AB (Sweden),
Covered Bonds
3.000%	06/20/18	SEK	2,000	322,708
Westpac Banking Corp. (Australia),
Covered Bonds, 144A
1.850%	11/26/19		1,000	986,287
Gov’t. Liquid Gtd. Notes, 144A

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
3.585%	08/14/14		400	$404,802

				33,713,832

Beverages
Beam, Inc.,
Sr. Unsec’d. Notes
3.250%	05/15/22		200	194,770
3.250%	06/15/23		100	96,254

				291,024

Chemicals — 0.1%
Alpek SA de CV (Mexico),
Sr. Unsec’d. Notes, 144A
4.500%	11/20/22		1,372	1,351,420
Braskem Finance Ltd. (Brazil),
Gtd. Notes, RegS
7.000%	05/07/20		1,029	1,116,465
Mexichem SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A
4.875%	09/19/22	(a)	754	754,000
Sr. Unsec’d. Notes, RegS
4.875%	09/19/22		266	266,000

				3,487,885

Commercial Services & Supplies
ADT Corp. (The),
Sr. Unsec’d. Notes
4.125%	04/15/19		100	99,219
Education Management LLC/Education Management Finance Corp.,
Gtd. Notes
15.000%	07/01/18		750	809,460
Mersin Uluslararasi Liman Isletmeciligi A/S (Turkey),
Sr. Unsec’d. Notes, 144A
5.875%	08/12/20		550	555,500
United Rentals North America, Inc.,
Gtd. Notes
5.750%	11/15/24		125	125,937
6.125%	06/15/23		100	106,000

				1,696,116

Construction & Engineering — 0.1%
Andrade Gutierrez International SA (Brazil),
Gtd. Notes, 144A
4.000%	04/30/18		1,210	1,203,950
OAS Investments GmbH (Brazil),
Gtd. Notes, 144A
8.250%	10/19/19		750	753,750
Odebrecht Finance Ltd. (Brazil),
Gtd. Notes, 144A
4.375%	04/25/25		380	341,050
5.125%	06/26/22	(a)	1,860	1,855,350
Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
Gtd. Notes, 144A
5.625%	03/01/24		100	98,750

				4,252,850

Construction Materials — 0.1%
Cemex Finance LLC (Mexico),
Sr. Sec’d. Notes, 144A
9.375%	10/12/22		1,390	1,631,513

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Construction Materials (cont’d.)
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, RegS
9.000%	01/11/18		3,099	$3,370,163
Griffon Corp.,
Gtd. Notes, 144A
5.250%	03/01/22		100	99,000
Rearden G Holdings EINS GmbH (Brazil),
Gtd. Notes, 144A
7.875%	03/30/20		440	456,500
Gtd. Notes, RegS
7.875%	03/30/20		109	114,177
Texas Industries, Inc.,
Gtd. Notes
9.250%	08/15/20		600	693,000

				6,364,353

Consumer Finance
Ally Financial, Inc.,
Gtd. Notes
3.645%(c)	06/20/14		1,100	1,103,850
SLM Corp.,
Sr. Unsec’d. Notes, MTN
6.125%	03/25/24		300	299,625

				1,403,475

Diversified Financial Services — 0.2%
African Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
5.250%	03/23/22	AUD	1,100	1,065,506
Aircastle Ltd.,
Sr. Unsec’d. Notes
5.125%	03/15/21		125	125,156
Alfa SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A
5.250%	03/25/24		200	205,000
6.875%	03/25/44		200	205,750
BNP Paribas Home Loan SFH (France),
Covered Bonds, 144A
2.200%	11/02/15		2,500	2,559,125
BPA Laboratories, Inc.,
Sr. Sec’d. Notes, 144A(g)(u)
12.250%	04/01/17		625	646,875
CFG Holdings Ltd./CFG Finance LLC (Cayman Islands),
Sr. Sec’d. Notes, 144A
11.500%	11/15/19		703	755,725
Credit Agricole Home Loan SFH (France),
Covered Bonds, 144A
0.992%(c)	07/21/14		1,400	1,402,692
Credito Real SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A
7.500%	03/13/19		100	103,750
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, MTN
6.125%	01/23/17	AUD	500	498,904
6.250%	04/15/15	AUD	500	479,825
6.250%	06/08/21	AUD	700	718,569
General Electric Capital Australia Funding Pty Ltd.,
Gtd. Notes, MTN
4.500%	01/30/18	AUD	1,900	1,779,295

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Global Investments Group Finance Ltd. (Israel),
Gtd. Notes
11.000%	09/24/17			200	$194,000
Highclere Holdings Ltd. (Cayman Islands),
Sr. Sec’d. Notes
0.515%(s)	02/26/15			203	180,480
International Lease Finance Corp.,
Sr. Sec’d. Notes, 144A
6.500%	09/01/14			300	306,375
Jasper Explorer Ltd. (Cyprus),
Sr. Sec’d. Notes
13.500%	05/27/16			700	644,000
Kistefos A/S (Norway),
Sr. Unsec’d. Notes
11.190%(c)	07/03/15		NOK	7,500	1,321,437
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, MTN(d)
5.625%	01/24/13			2,700	648,000
National Money Mart Co.,
Gtd. Notes
10.375%	12/15/16			1,025	1,030,125
Roust Trading Ltd. (Bermuda),
Sr. Sec’d. Notes
10.000%	05/31/16			79	67,161
Vesey Street Investment Trust I,
Gtd. Notes
4.404%	09/01/16			100	107,245
WM Covered Bond Program,
Covered Bonds, MTN
4.375%	09/16/14		EUR	1,800	2,491,626

					17,536,621

Diversified Telecommunication Services — 0.1%
Axtel SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
8.000%	01/31/20	(a)		2,387	2,378,049
Indosat Palapa Co. BV (Indonesia),
Gtd. Notes, 144A
7.375%	07/29/20			823	892,955
Gtd. Notes, RegS
7.375%	07/29/20			109	118,265
Oi SA (Brazil),
Sr. Unsec’d. Notes, 144A
5.750%	02/10/22			383	366,723
Sr. Unsec’d. Notes, RegS
5.750%	02/10/22			436	417,470
Qtel International Finance Ltd. (Qatar),
Gtd. Notes, 144A
4.750%	02/16/21			556	596,366
Virgin Media Finance PLC (United Kingdom),
Gtd. Notes(u)
4.875%	02/15/22			1,250	1,125,000

					5,894,828

Electric Utilities — 0.1%
AES Corp.,
Sr. Unsec’d. Notes
5.500%	03/15/24			100	99,250

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric Utilities (cont’d.)
AES Gener SA (Chile),
Sr. Unsec’d. Notes, 144A
5.250%	08/15/21		556	$581,020
Centrais Eletricas Brasileiras SA (Brazil),
Sr. Unsec’d. Notes, RegS
5.750%	10/27/21	(a)	658	648,130
Colbun SA (Chile),
Sr. Unsec’d. Notes, RegS
6.000%	01/21/20	(a)	856	939,995
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, 144A
4.875%	01/15/24		580	588,700
Electricite de France (France),
Sr. Unsec’d. Notes, 144A
0.697%(c)	01/20/17		400	401,256
1.150%	01/20/17		100	99,838
Empresas Publicas de Medellin ESP (Colombia),
Sr. Unsec’d. Notes, RegS
7.625%	07/29/19		400	476,000
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.,
Sr. Sec’d. Notes, 144A
10.250%	12/01/20		1,025	1,080,094
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes, 144A
5.500%	11/22/21	(a)	940	949,400
State Grid Overseas Investment 2013 Ltd. (China),
Gtd. Notes, 144A
3.125%	05/22/23		600	564,337

				6,428,020

Food Products — 0.1%
Alicorp SA (Peru),
Sr. Unsec’d. Notes, 144A
3.875%	03/20/23		630	585,900
JBS Investments GmbH (Brazil),
Sr. Unsec’d. Notes
7.250%	04/03/24		630	630,000
Marfrig Holding Europe BV (Brazil),
Gtd. Notes, 144A
11.250%	09/20/21		570	611,325
Gtd. Notes, RegS
8.375%	05/09/18		880	878,240
Marfrig Overseas Ltd. (Brazil),
Gtd. Notes, 144A
9.500%	05/04/20		390	391,463
US Foods, Inc.,
Gtd. Notes
8.500%	06/30/19		321	347,322
Virgolino de Oliveira Finance Ltd. (Brazil),
Gtd. Notes, RegS
10.500%	01/28/18		200	122,500

				3,566,750

Health Care Providers & Services
HCA, Inc.,
Sr. Sec’d. Notes
3.750%	03/15/19		1,200	1,204,500
5.000%	03/15/24		300	300,563

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Health Care Providers & Services (cont’d.)
Kindred Healthcare, Inc.,
Gtd. Notes, 144A
6.375%	04/15/22	225	$225,563
Tenet Healthcare Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	03/01/19	100	99,875

			1,830,501

Hotels, Restaurants & Leisure
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.250%	10/15/21	100	101,750

Household Durables
KB Home,
Gtd. Notes
4.750%	05/15/19	100	100,750
William Lyon Homes, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	04/15/19	175	177,187

			277,937

Insurance
ING Capital Funding Trust III (Netherlands),
Bank Gtd. Notes
3.847%(c)	12/29/49	475	473,813
MBIA Insurance Corp.,
Sub. Notes, 144A
11.504%(c)	01/15/33	325	262,437

			736,250

Investment Companies
Artsonig Pty Ltd. (Australia),
Sr. Unsec’d. Notes, PIK, 144A
0.286%(s)	04/01/19	100	100,250

Leisure Products
Pegasus Solutions, Inc.,
Sr. Sec’d. Notes, PIK, 144A(u)
13.000%	04/15/14	506	475,357

Machinery
Tempel Steel Co.,
Sr. Sec’d. Notes, 144A
12.000%	08/15/16	700	658,000

Media
Baker & Taylor Acquisitions Corp.,
Sec’d. Notes, 144A
15.000%	04/01/17	350	280,000
Clear Channel Communications, Inc.,
Sr. Unsec’d. Notes
4.900%	05/15/15	450	447,187
Myriad International Holdings BV (South Africa),
Gtd. Notes, 144A
6.000%	07/18/20	640	694,400
Nielsen Finance LLC/Nielsen Finance Co.,
Sr. Unsec’d. Notes
5.000%	04/15/22	225	225,563
WideOpenWest Finance LLC/WideOpenWest Capital Corp.,
Gtd. Notes, 144A
10.250%	07/15/19	100	113,500

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
WMG Acquisition Corp.,
Gtd. Notes, 144A
6.750%	04/15/22		200	$201,250
Sr. Sec’d. Notes, 144A
5.625%	04/15/22		100	101,500

				2,063,400

Metals & Mining — 0.3%
AngloGold Ashanti Holdings PLC (South Africa),
Gtd. Notes
8.500%	07/30/20	(a)	685	755,384
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
4.250%	02/25/15		100	102,125
4.250%	08/05/15		200	206,000
9.500%	02/15/15		100	106,750
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.000%	07/17/22		2,709	2,527,687
Sr. Unsec’d. Notes, RegS
3.000%	07/17/22		736	686,739
CSN Resources SA (Brazil),
Gtd. Notes, RegS
6.500%	07/21/20	(a)	1,251	1,276,020
Edgen Murray Corp.,
Sr. Sec’d. Notes, 144A
8.750%	11/01/20		343	396,165
Evraz Group SA (Russia),
Sr. Unsec’d. Notes, 144A
6.500%	04/22/20	(a)	1,570	1,310,950
Sr. Unsec’d. Notes, RegS
6.750%	04/27/18		2,790	2,580,750
Gerdau Trade, Inc. (Brazil),
Gtd. Notes, 144A
4.750%	04/15/23		890	825,920
Northland Resources AB (Sweden),
Sec’d. Notes
4.000%	10/15/20		102	4,568
Samarco Mineracao SA (Brazil),
Sr. Unsec’d. Notes, 144A
4.125%	11/01/22	(a)	1,352	1,243,840
Severstal OAO Via Steel Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
4.450%	03/19/18	(a)	600	583,500
Southern Copper Corp.,
Sr. Unsec’d. Notes
5.250%	11/08/42	(a)	522	446,913
6.750%	04/16/40		2,542	2,587,100
7.500%	07/27/35		100	109,889
TMK OAO Via TMK Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
6.750%	04/03/20		700	614,250
Vale Overseas Ltd. (Brazil),
Gtd. Notes
4.375%	01/11/22	(a)	1,220	1,211,250
6.875%	11/21/36		3,484	3,712,122

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Metals & Mining (cont’d.)
Vedanta Resources PLC (India),
Sr. Unsec’d. Notes, 144A
6.000%	01/31/19		740	$740,000
9.500%	07/18/18	(a)	970	1,096,100
Sr. Unsec’d. Notes, RegS
6.750%	06/07/16		884	929,305
9.500%	07/18/18		899	1,015,870

				25,069,197

Oil, Gas & Consumable Fuels — 0.9%
Alliance Oil Co. Ltd. (Russia),
Gtd. Notes, 144A
7.000%	05/04/20		600	519,000
ATP Oil & Gas Corp.,
Sec’d. Notes(d)
11.875%	05/01/15		425	5,313
Awilco Drilling PLC (United Kingdom),
Sec’d. Notes
7.000%	04/09/19		175	175,000
Black Elk Energy Offshore Operations LLC/Black Elk Finance Corp.,
Sec’d. Notes(u)
13.750%	12/01/15		600	570,000
Calumet Specialty Products Partners LP/Calumet Finance Corp.,
Gtd. Notes, 144A
6.500%	04/15/21		100	100,750
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
0.609%(c)	03/30/16		400	399,804
CNOOC Curtis Funding No. 1 Pty Ltd. (China),
Gtd. Notes, 144A
4.500%	10/03/23		1,100	1,119,210
Gtd. Notes, RegS
4.500%	10/03/23		650	661,352
CNOOC Finance 2012 Ltd. (China),
Gtd. Notes, 144A
3.875%	05/02/22		1,100	1,081,280
Copano Energy LLC/Copano Energy Finance Corp.,
Gtd. Notes
7.125%	04/01/21		78	88,642
Dolphin Energy Ltd. (United Arab Emirates),
Sr. Sec’d. Notes, RegS
5.500%	12/15/21		1,761	1,987,729
EDC Finance Ltd. (Russia),
Gtd. Notes, 144A
4.875%	04/17/20		1,810	1,638,050
EOAL Cyprus Holdings Ltd. (Norway),
Sec’d. Notes(d)
20.000%	06/22/14		30	152
20.000%	06/22/14		30	298
Sr. Sec’d. Notes(d)
15.000%	07/15/14		513	5
20.000%	06/22/14		20	293
EPL Oil & Gas, Inc.,
Gtd. Notes
8.250%	02/15/18		425	460,063
Exterran Partners LP,
Sr. Unsec’d. Notes
6.000%	10/01/22		125	122,964

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Forest Oil Corp.,
Gtd. Notes
7.250%	06/15/19		184	$161,230
Gas Natural de Lima y Callao SA (Peru),
Sr. Unsec’d. Notes, 144A
4.375%	04/01/23		650	610,187
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
9.250%	04/23/19		2,100	2,478,000
GeoPark Latin America Ltd. Agencia en Chile (Chile),
Sr. Sec’d. Notes, 144A
7.500%	02/11/20		890	918,925
Global Rig Co. ASA (Norway),
Sr. Sec’d. Notes
13.000%	06/09/15		367	371,251
Golden Close Maritime Corp. Ltd. (Bermuda),
Sr. Sec’d. Notes, MTN
11.000%	12/09/15		257	269,141
Green Field Energy Services, Inc.,
Sec’d. Notes, 144A(d)
13.000%	11/15/16		205	14,350
Harkand Finance, Inc. (Luxembourg),
Sr. Sec’d. Notes, 144A
7.500%	03/28/19		100	100,000
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, RegS
7.000%	05/05/20		3,166	3,569,665
Lukoil International Finance BV (Russia),
Gtd. Notes, RegS
6.656%	06/07/22		1,919	2,038,937
Metro Exploration Holding Corp. (Liberia),
Sr. Sec’d. Notes
8.000%	02/14/16		360	357,752
Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp.,
Gtd. Notes, 144A
6.500%	04/01/19		725	714,125
Norshore Atlantic BV (Netherlands),
Sr. Sec’d. Notes, 144A
12.000%	12/21/18		650	656,500
Novatek OAO via Novatek Finance Ltd. (Russia),
Sr. Unsec’d. Notes, 144A
4.422%	12/13/22		200	175,750
6.604%	02/03/21	(a)	927	965,239
Ocean Rig UDW, Inc. (Cyprus),
Sr. Unsec’d. Notes, 144A
7.250%	04/01/19		700	699,125
Odebrecht Offshore Drilling Finance Ltd. (Brazil),
Sr. Sec’d. Notes, 144A
6.625%	10/01/23		375	388,125
Offshore Drilling Holding SA (Mexico),
Sr. Sec’d. Notes, 144A
8.375%	09/20/20	(a)	1,150	1,254,937
Oil States International, Inc.,
Gtd. Notes
5.125%	01/15/23		1,950	2,184,000

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Pacific Rubiales Energy Corp. (Colombia),
Gtd. Notes, 144A
5.125%	03/28/23		1,860	$1,808,850
5.375%	01/26/19		1,370	1,421,375
Gtd. Notes, RegS
5.375%	01/26/19		1,411	1,463,913
Sr. Unsec’d. Notes
7.250%	12/12/21	(a)	976	1,071,160
Panoro Energy ASA (Norway),
Sr. Sec’d. Notes, 144A
12.000%	11/15/18		240	253,200
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, 144A
4.300%	05/20/23		900	811,125
Sr. Unsec’d. Notes, RegS
6.000%	05/03/42		1,862	1,647,870
Petrobras Global Finance BV (Brazil),
Gtd. Notes
2.594%(c)	03/17/17		1,800	1,806,750
3.113%(c)	03/17/20		1,000	999,000
3.250%	03/17/17		800	802,483
Petrobras International Finance Co. (Brazil),
Gtd. Notes
5.375%	01/27/21	(a)	1,004	1,015,366
6.750%	01/27/41		1,471	1,425,522
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.875%	01/24/22		3,886	4,060,870
5.500%	06/27/44		1,947	1,878,855
6.500%	06/02/41		3,289	3,601,455
Gtd. Notes, 144A
6.375%	01/23/45	(a)	3,196	3,447,685
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad & Tobago),
Sr. Unsec’d. Notes, 144A
9.750%	08/14/19		970	1,210,075
Petronas Capital Ltd. (Malaysia),
Gtd. Notes, RegS
5.250%	08/12/19		1,691	1,901,890
Plains Exploration & Production Co.,
Gtd. Notes
6.875%	02/15/23		775	862,187
Puma International Financing SA (Singapore),
Gtd. Notes, 144A
6.750%	02/01/21		650	658,125
Ras Laffan Liquefied Natural Gas Co Ltd. III (Qatar),
Sr. Sec’d. Notes, RegS
6.750%	09/30/19		934	1,109,218
Reliance Holdings USA, Inc. (India),
Gtd. Notes, RegS
5.400%	02/14/22	(a)	1,324	1,386,534
Rosneft Finance SA (Russia),
Gtd. Notes, RegS
6.625%	03/20/17		100	107,125
7.875%	03/13/18		2,985	3,335,737
Sibur Securities Ltd. (Russia),
Gtd. Notes, 144A
3.914%	01/31/18		1,350	1,238,625

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Sidewinder Drilling, Inc.,
Sr. Unsec’d. Notes, 144A
9.750%	11/15/19		425	$418,625
Tesoro Corp.,
Gtd. Notes
5.125%	04/01/24		100	99,500
Transportadora de Gas del Peru SA (Peru),
Sr. Unsec’d. Notes, 144A
4.250%	04/30/28		1,120	1,019,200
Sr. Unsec’d. Notes, RegS
4.250%	04/30/28		320	291,200
Transportadora de Gas Internacional SA ESP (Colombia),
Sr. Unsec’d. Notes, 144A
5.700%	03/20/22		1,114	1,158,560
Walter Energy, Inc.,
Sec’d. Notes, PIK, 144A
11.000%	04/01/20		100	90,000
Sr. Sec’d. Notes, 144A
9.500%	10/15/19		100	101,750

				69,360,974

Paper & Forest Products
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes
4.750%	01/11/22		596	598,868
Inversiones CMPC SA (Chile),
Gtd. Notes, 144A
4.500%	04/25/22	(a)	1,074	1,052,332
Unsec’d. Notes, 144A
4.375%	05/15/23		680	657,642
Suzano Trading Ltd. (Brazil),
Gtd. Notes, 144A
5.875%	01/23/21		200	203,250

				2,512,092

Pharmaceuticals
Hypermarcas SA (Brazil),
Sr. Unsec’d. Notes, 144A
6.500%	04/20/21		583	631,097
Sr. Unsec’d. Notes, RegS
6.500%	04/20/21		204	220,830
K-V Pharmaceutical Co., Escrow Shares,
Notes*(u)
— %	N/A		700	—

				851,927

Real Estate Management & Development
Agile Property Holdings Ltd. (China),
Gtd. Notes, RegS
8.875%	04/28/17		110	111,787

Specialty Retail
Arcos Dorados Holdings, Inc. (Argentina),
Gtd. Notes, 144A
6.625%	09/27/23		620	635,500
Landry’s, Inc.,
Sr. Notes, 144A(u)
9.375%	05/01/20		805	886,506

				1,522,006

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Textiles, Apparel & Luxury Goods
Empire Today LLC/Empire Today Finance Corp.,
Sr. Sec’d. Notes, 144A(u)
11.375%	02/01/17		375	$381,094
Jones Group, Inc. (The),
Sr. Unsec’d. Notes
6.875%	03/15/19		325	334,750

				715,844

Thrifts & Mortgage Finance — 0.2%
Cie de Financement Foncier SA (France),
Covered Bonds, 144A
2.500%	09/16/15		900	923,553
Nykredit Realkredit A/S (Denmark),
Covered Bonds
2.000%	04/01/14	DKK	55,700	10,277,985
Realkredit Danmark A/S (Denmark),
Covered Bonds
2.000%	01/01/15	DKK	3,300	616,662
Stadshypotek AB (Sweden),
Covered Bonds
3.000%	03/21/18	SEK	2,000	323,209
Covered Bonds, MTN
4.250%	10/10/17	AUD	900	838,342
Sveriges Sakerstallda Obligationer AB (Sweden),
Covered Bonds
4.000%	03/21/18	SEK	2,000	335,020
Swedbank Hypotek AB (Sweden),
Covered Bonds
3.750%	12/20/17	SEK	2,200	363,898
Washington Mutual Bank,
Sr. Unsec’d. Notes(d)
1.000%(s)	12/31/14		2,250	669,375

				14,348,044

Transportation Infrastructure
Atlantic Offshore A/S (Norway),
Sr. Sec’d. Notes
11.700%(c)	06/27/15	NOK	1,500	267,419
Aviation Capital Group Corp.,
Sr. Unsec’d. Notes, 144A
7.125%	10/15/20		900	1,009,221
Martin Midstream Partners LP/Martin Midstream Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.250%	02/15/21		100	104,875
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc.,
Sr. Sec’d. Notes, 144A
8.125%	11/15/21		100	104,250
Songa Offshore SE (Norway),
Sr. Unsec’d. Notes
7.631%	06/11/15	NOK	2,500	388,289
12.100%	11/17/16	NOK	1,500	249,883
Western Express, Inc.,
Sr. Sec’d. Notes, 144A
12.500%	04/15/15		225	157,500

				2,281,437

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Wireless Telecommunication Services — 0.2%
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
3.125%	07/16/22			995	$949,353
AT&T, Inc.,
Sr. Unsec’d. Notes
0.654%(c)	03/30/17			2,000	1,998,802
Cricket Communications, Inc.,
Gtd. Notes
7.750%	10/15/20			800	914,400
Digicel Group Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A
7.125%	04/01/22			175	176,969
ENTEL Chile SA (Chile),
Sr. Unsec’d. Notes, 144A
4.875%	10/30/24	(a)		640	645,206
Interactive Network, Inc./FriendFinder Networks, Inc.,
Sec’d. Notes, PIK(d)
11.500%	04/30/14			304	53,160
Sr. Sec’d. Notes
14.000%	12/20/18			88	92,312
Sprint Communications, Inc.,
Sr. Unsec’d. Notes
8.375%	08/15/17			2,300	2,705,375
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia),
Sr. Unsec’d. Notes, 144A
6.493%	02/02/16			1,107	1,137,443
VimpelCom Holdings BV (Russia),
Gtd. Notes, RegS
7.504%	03/01/22			2,480	2,513,728
WCP Wireless Site Funding LLC/WCP Wireless Site Re Funding LLC,
Sr. Sec’d. Notes, 144A(u)
6.829%	11/15/40			375	391,954

					11,578,702

TOTAL CORPORATE BONDS (cost $229,253,714)					222,370,427

FOREIGN GOVERNMENT BONDS — 4.5%
Argentina Boden Bonds (Argentina),
Bonds
7.000%	10/03/15	(a)		2,574	2,507,076
Australia Government (Australia),
Sr. Unsec’d. Notes
5.500%	04/21/23		AUD	500	516,387
Autonomous Community of Madrid Spain (Spain),
Sr. Unsec’d. Notes
4.200%	09/24/14		EUR	1,700	2,374,688
Brazil Letras do Tesouro Nacional (Brazil),
BILLS
10.590%(s)	01/01/17		BRL	17,500	5,576,253
Brazil Notas do Tesouro Nacional (Brazil),
Notes
9.762%	01/01/21		BRL	2,001	780,806
9.762%	01/01/23		BRL	18,810	7,145,122
10.000%	01/01/21		BRL	35,400	13,813,366
10.000%	01/01/25		BRL	5,100	1,951,104
Sr. Notes
10.000%	01/01/17		BRL	22,923	9,555,055

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Bundesrepublik Deutschland (Germany),
Bonds
1.500%	05/15/23		EUR	500	$692,453
2.000%	08/15/23		EUR	500	720,110
2.500%	07/04/44		EUR	700	978,690
4.000%	01/04/37		EUR	3,000	5,287,463
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond (Germany),
Bonds, TIPS
0.750%	04/15/18		EUR	3,800	5,803,287
Caisse d’Amortissement de la Dette Sociale (France),
Sr. Unsec’d. Notes(g)
1.125%	01/30/17			1,400	1,401,974
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24			940	930,600
4.375%	07/12/21	(a)		2,388	2,483,520
5.625%	02/26/44			3,000	3,132,000
6.125%	01/18/41			2,073	2,321,760
Croatia Government International (Croatia),
Sr. Unsec’d. Notes
5.500%	04/04/23			1,450	1,465,225
6.625%	07/14/20			770	842,380
Sr. Unsec’d. Notes, RegS
5.500%	04/04/23			1,490	1,505,645
Deutsche Bundesrepublik Inflationary Linked Bonds (Germany),
Bonds, TIPS
0.100%	04/15/23		EUR	300	425,807
European Financial Stability Facility (Supranational Bank),
Gov’t. Gtd. Notes, MTN
1.250%	07/31/18		EUR	5,900	8,250,425
FMS Wertmanagement AoeR (Germany),
Gov’t. Gtd. Notes, MTN
0.755%(c)	06/16/14		GBP	900	1,501,175
France Government Bond OAT (France),
Bonds
1.000%	05/25/18		EUR	20,100	28,035,716
1.000%	11/25/18		EUR	900	1,249,419
3.250%	05/25/45		EUR	1,100	1,556,673
4.000%	10/25/38		EUR	800	1,298,635
4.500%	04/25/41		EUR	3,500	6,142,925
Gabonese Republic (Gabon),
Bonds
6.375%	12/12/24			920	972,900
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.750%	11/22/23			2,836	2,928,170
Indonesia Government International (Indonesia),
Sr. Unsec’d. Notes
5.875%	01/15/24			3,936	4,226,280
Italy Buoni Poliennali Del Tesoro (Italy),
Bonds
4.500%	05/01/23		EUR	500	762,168
4.500%	03/01/24		EUR	2,900	4,406,392
4.750%	09/15/16		EUR	200	300,439
5.250%	08/01/17		EUR	100	155,083
5.500%	09/01/22		EUR	2,200	3,584,884
Bonds, TIPS
1.700%	09/15/18		EUR	500	718,643
2.100%	09/15/17		EUR	700	1,171,356
2.100%	09/15/21		EUR	200	305,189

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
3.100%	09/15/26	EUR	100	$156,743
Junta de Castilla y Leon (Spain),
Sr. Unsec’d. Notes
6.505%	03/01/19	EUR	1,200	1,980,487
Kommunalbanken A/S (Norway),
Sr. Unsec’d. Notes, MTN
6.500%	04/12/21	AUD	500	517,142
Lithuania Government International (Lithuania),
Sr. Unsec’d. Notes
6.125%	03/09/21		2,530	2,891,031
Mexican Bonos (Mexico),
Bonds
6.500%	06/09/22	MXN	105,795	8,350,970
7.750%	05/29/31	MXN	22,800	1,905,190
8.000%	12/07/23	MXN	40,000	3,467,366
8.500%	11/18/38	MXN	31,154	2,768,944
10.000%	12/05/24	MXN	5,500	545,197
Mexican Bonos de Proteccion al Ahorro (Mexico),
Bonds
3.560%(c)	01/30/20	MXN	13,700	1,050,381
3.990%(c)	01/04/18	MXN	16,400	1,261,690
Mexico Government International (Mexico),
Sr. Unsec’d. Notes
5.550%	01/21/45		2,600	2,762,500
New South Wales Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes
2.500%	11/20/35	AUD	100	109,255
2.750%	11/20/25	AUD	1,100	1,298,693
3.750%	11/20/20	AUD	100	118,638
New Zealand Government (New Zealand),
Sr. Unsec’d. Notes
2.000%	09/20/25	NZD	3,500	2,890,165
5.000%	03/15/19	NZD	5,200	4,670,735
5.500%	04/15/23	NZD	2,200	2,034,447
6.000%	12/15/17	NZD	1,200	1,110,073
6.000%	05/15/21	NZD	3,800	3,609,979
New Zealand Government Bond (New Zealand),
Sr. Unsec’d. Notes(g)
3.000%	09/20/30	NZD	100	87,975
Nigeria Government International (Nigeria),
Sr. Unsec’d. Notes
6.375%	07/12/23		200	206,750
Sr. Unsec’d. Notes, RegS
5.125%	07/12/18		200	204,300
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.700%	12/18/22	CAD	300	266,896
Province of Ontario (Canada),
Debs.
6.200%	06/02/31	CAD	100	118,069
Sr. Unsec’d. Notes
2.450%	06/29/22		300	285,159
Unsec’d. Notes
3.150%	06/02/22	CAD	1,500	1,372,768
Province of Quebec (Canada),
Bonds
5.000%	12/01/41	CAD	200	209,232
Debs.
6.000%	10/01/29	CAD	300	340,388
Notes

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
4.250%	12/01/21		CAD	600	$591,273
Unsec’d. Notes
3.000%	09/01/23		CAD	700	619,248
3.500%	12/01/22		CAD	900	836,060
5.000%	12/01/38		CAD	300	311,408
Republic of Azerbaijan International (Azerbaijan),
Notes
4.750%	03/18/24			900	903,600
Republic of Indonesia (Indonesia),
Sr. Unsec’d. Notes, RegS
3.750%	04/25/22			4,360	4,114,750
5.250%	01/17/42			6,134	5,558,937
Republic of Italy (Italy),
Sr. Unsec’d. Notes, MTN
6.000%	08/04/28		GBP	1,500	2,727,873
Republic of Paraguay (Paraguay),
Sr. Unsec’d. Notes, RegS
4.625%	01/25/23			200	198,000
Republic of Peru (Peru),
Sr. Unsec’d. Notes
5.625%	11/18/50	(a)		3,172	3,370,250
6.550%	03/14/37			4,000	4,810,000
7.125%	03/30/19	(a)		1,782	2,149,537
Republic of Poland (Poland),
Sr. Unsec’d. Notes
5.000%	03/23/22	(a)		5,323	5,808,724
Republic of Turkey (Turkey),
Bonds
5.750%	03/22/24			640	662,080
Sr. Unsec’d. Notes
5.625%	03/30/21			450	469,350
6.250%	09/26/22			5,093	5,472,429
6.750%	05/30/40			3,329	3,558,701
7.500%	07/14/17			5,207	5,853,293
Romanian Government International (Romania),
Sr. Unsec’d. Notes
4.875%	01/22/24			480	484,800
Russian Foreign Bond (Russia),
Sr. Unsec’d. Notes
4.875%	09/16/23			1,600	1,582,000
5.625%	04/04/42	(a)		2,600	2,515,500
Sr. Unsec’d. Notes, RegS
7.500%	03/31/30			9,241	10,511,239
Slovenia Government International (Slovenia),
Bonds(g)
4.125%	02/18/19			700	723,800
Sr. Unsec’d. Notes
4.700%	11/01/16		EUR	2,400	3,587,939
Unsec’d. Notes(g)
5.250%	02/18/24			1,500	1,556,730
Spain Government (Spain),
Bonds
3.300%	07/30/16		EUR	200	290,600
3.750%	10/31/18		EUR	13,100	19,653,158
3.800%	04/30/24		EUR	1,500	2,164,334
4.500%	01/31/18		EUR	4,900	7,502,562
5.400%	01/31/23		EUR	5,600	9,103,790
5.850%	01/31/22		EUR	4,900	8,180,348
Sr. Unsec’d. Notes
3.800%	01/31/17		EUR	800	1,185,116

Interest Rate	Maturity Date		Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
4.400%	10/31/23		EUR	1,200	$1,819,218
5.500%	07/30/17		EUR	1,600	2,505,242
Sri Lanka Government International (Sri Lanka),
Sr. Unsec’d. Notes
6.000%	01/14/19			2,030	2,123,887
Sweden Government Bond (Sweden),
Bonds
4.250%	03/12/19		SEK	5,700	998,653
Turkey Government International Bond (Turkey),
Unsec’d. Notes
4.875%	04/16/43			1,590	1,351,500
Ukraine Government International (Ukraine),
Sr. Unsec’d. Notes, RegS
6.750%	11/14/17			1,437	1,322,040
7.750%	09/23/20	(a)		582	544,170
7.800%	11/28/22			697	645,596
United Kingdom Gilt (United Kingdom),
Bonds
1.750%	09/07/22		GBP	100	156,096
4.250%	06/07/32		GBP	300	564,745
4.250%	03/07/36		GBP	2,300	4,322,426
4.250%	12/07/40		GBP	600	1,133,525
4.750%	12/07/30		GBP	1,200	2,389,257
Unsec’d. Notes
3.250%	01/22/44		GBP	2,000	3,167,731
4.500%	09/07/34		GBP	500	970,036
6.000%	12/07/28		GBP	600	1,339,880
United Kingdom Gilt Inflation Linked (United Kingdom),
Bonds, TIPS
1.250%	11/22/17	(k)	GBP	200	481,140
United Mexican States (Mexico),
Sr. Unsec’d. Notes
6.050%	01/11/40			1,500	1,706,250
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44	(a)		1,308	1,242,600
Venezuela Government International (Venezuela),
Sr. Unsec’d. Notes
9.250%	09/15/27	(a)		7,129	5,311,105
Sr. Unsec’d. Notes, RegS
5.750%	02/26/16	(a)		105	91,219
7.750%	10/13/19			18,708	14,218,080
Vietnam Government International (Vietnam),
Sr. Unsec’d. Notes, RegS
6.750%	01/29/20			380	424,175
Xunta de Galicia (Spain),
Sr. Unsec’d. Notes
5.763%	04/03/17		EUR	1,100	1,704,342

TOTAL FOREIGN GOVERNMENT BONDS (cost $355,357,790)					353,958,748

MUNICIPAL BOND
California
City of Riverside CA Electric Revenue,
Revenue Bonds, BABs
(cost $600,000)
7.455%	10/01/30			600	768,132

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.5%
American General Mortgage Loan Trust,
Series 2010-1A, Class A1, 144A
5.150%(c)	03/25/58		94	$95,127
American Home Mortgage Assets LLC,
Series 2006-1, Class 2A1
0.355%(c)	05/25/46		166	120,995
Banc of America Funding Corp.,
Series 2005-7, Class 4A3
5.750%	11/25/35		392	409,742
Series 2006-I, Class 4A1
2.737%(c)	10/20/46		170	125,547
Banc of America Mortgage Securities, Inc.,
Series 2005-D, Class 2A7
2.862%(c)	05/25/35		464	426,161
Bancaja 6 Fondo de Titulizacion de Activos (Spain),
Series 6, Class A2
0.538%(c)	02/20/36	EUR	148	192,950
BCAP LLC Trust,
Series 2011-RR5, Class 5A1, 144A
5.250%	08/26/37		376	389,865
Series 2011-RR5, Class 12A1, 144A
5.429%(c)	03/26/37		178	166,414
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-7, Class 6A
2.523%(c)	10/25/33		71	71,450
Series 2005-1, Class 2A1
2.768%(c)	03/25/35		41	40,088
Series 2005-8, Class A3, 144A
5.145%(c)	08/25/35		71	71,429
Series 2005-10, Class A2
2.660%(c)	10/25/35		66	65,712
Berica ABS Srl (Italy),
Series 2011-1, Class A1
0.613%(c)	12/30/55	EUR	512	689,106
Berica Residential MBS Srl (Italy),
Series 8, Class A
0.616%(c)	03/31/48	EUR	923	1,196,445
Citicorp Mortgage Securities, Inc.,
Series 2007-3, Class 1A1
6.000%	04/25/37		45	46,088
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-10, Class 22AA
2.845%(c)	09/25/37		205	170,203
Countrywide Alternative Loan Trust,
Series 2006-OA9, Class 2A1A
0.377%(c)	07/20/46		173	103,912
Series 2007-OA4, Class A1
0.335%(c)	05/25/47		494	424,004
Series 2007-OA6, Class A1B
0.365%(c)	06/25/37		341	290,486
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2003-46, Class 7A1
2.429%(c)	01/19/34		55	52,273
Series 2004-12, Class 12A1
2.668%(c)	08/25/34		132	123,551
Darrowby PLC (United Kingdom),
Series 2012-1, Class A
2.224%(c)	02/20/44	GBP	947	1,608,621

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Eurosail PLC (United Kingdom),
Series 2006-4X, Class A3A
0.447%(c)	12/10/44	EUR	361	$473,431
Series 2006-4X, Class A3C
0.683%(c)	12/10/44	GBP	867	1,373,013
Fannie Mae REMICS,
Series 2010-123, Class FK
0.615%(c)	11/25/40		692	691,097
Series 2010-123, Class FL
0.595%(c)	11/25/40		562	562,684
Series 2011-3, Class FA
0.845%(c)	02/25/41		267	269,069
Series 2011-53, Class FT
0.734%(c)	06/25/41		1,425	1,434,087
FDIC Structured Sale Guaranteed Notes,
Series 2010-S2, Class 1A, 144A
0.670%(c)	11/29/37		653	652,048
First Republic Mortgage Loan Trust,
Series 2001-FRB1, Class A
0.517%(c)	11/15/31		198	182,445
Fosse Master Issuer PLC (United Kingdom),
Series 2012-1A, Class 2B2, 144A
2.617%(c)	10/18/54	GBP	900	1,525,428
Freddie Mac REMICS,
Series 3172, Class FK
0.617%(c)	08/15/33		255	255,842
Series 3397, Class FC
0.767%(c)	12/15/37		188	189,505
Series 4263, Class FB
0.555%(c)	11/15/43		888	887,343
Freddie Mac Strips,
Series 278, Class F1
0.617%(c)	09/15/42		553	549,827
Gosforth Funding PLC (United Kingdom),
Series 2011-1, Class A2
1.966%(c)	04/24/47	GBP	711	1,199,394
Government National Mortgage Assoc.,
Series 2007-8, Class FA
0.467%(c)	03/20/37		417	417,599
Granite Mortgages PLC (United Kingdom),
Series 2003-3, Class 3A
0.897%(c)	01/20/44	GBP	501	831,689
Series 2004-3, Class 3A2
0.904%(c)	09/20/44	GBP	576	954,575
GSR Mortgage Loan Trust,
Series 2003-1, Class A2
1.860%(c)	03/25/33		72	71,333
Series 2005-AR1, Class 1A1
2.765%(c)	01/25/35		30	30,480
Series 2005-AR3, Class 6A1
2.870%(c)	05/25/35		251	230,925
Harborview Mortgage Loan Trust,
Series 2005-13, Class 2A11
0.446%(c)	02/19/36		254	197,812
Holmes Master Issuer PLC (United Kingdom),
Series 2010-1A, Class A3, 144A
1.682%(c)	10/15/54	EUR	318	437,910
Series 2011-1A, Class A3, 144A

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
1.632%(c)	10/15/54	EUR	453	$625,632
Impac CMB Trust,
Series 2004-11, Class 2A1
0.825%(c)	03/25/35		249	227,164
Indymac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1
2.695%(c)	11/25/35		76	67,025
Indymac Index Mortgage Loan Trust,
Series 2006-AR12, Class A1
0.355%(c)	09/25/46		188	160,364
JPMorgan Mortgage Trust,
Series 2005-A6, Class 2A1
2.756%(c)	08/25/35		65	64,611
Series 2007-A1, Class 1A1
2.774%(c)	07/25/35		76	76,919
Leek Finance Number Eighteen PLC (United Kingdom),
Series 18A, Class A2D, 144A
0.506%(c)	09/21/38		1,538	1,588,378
Mansard Mortgages PLC (United Kingdom),
Series 2007-2X, Class A1
1.175%(c)	12/15/49	GBP	500	808,054
Maxis Loans Securitisation (Australia),
Series 2009-1, Class A1
4.808%(c)	09/12/39	AUD	81	76,170
Mellon Residential Funding Corp.,
Series 1999-TBC3, Class A2
2.609%(c)	10/20/29		20	19,835
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A2, Class 1A1
2.229%(c)	02/25/33		95	90,905
Series 2005-A10, Class A
0.375%(c)	02/25/36		104	94,326
Morgan Stanley Mortgage Loan Trust,
Series 2005-4, Class 5A3
5.500%	08/25/35		61	61,878
NCUA Guaranteed Notes,
Series 2010-R1, Class 1A
0.619%(c)	10/07/20		212	213,655
Series 2010-R2, Class 2A
0.639%(c)	11/05/20		2,091	2,100,972
Series 2010-R3, Class 1A
0.729%(c)	12/08/20		148	148,800
Series 2010-R3, Class 2A
0.729%(c)	12/08/20		1,325	1,337,088
Series 2011-R1, Class 1A
0.619%(c)	01/08/20		452	454,808
Newgate Funding PLC (United Kingdom),
Series 2007-3X, Class A3
1.525%(c)	12/15/50	GBP	1,100	1,752,377
Series 2007-3X, Class BA
1.757%(c)	12/15/49	GBP	300	447,627
Residential Funding Mortgage Securities I,
Series 2003-S9, Class A1
6.500%	03/25/32		13	13,596
ResLoC UK PLC (United Kingdom),
Series 2007-1X, Class A3B
0.685%(c)	12/15/43	GBP	350	537,482

Interest Rate	Maturity Date	Principal Amount (000)#			Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
RMAC Securities PLC (United Kingdom),
Series 2006-NS2X, Class A2C
0.457%(c)	06/12/44	EUR	860		$1,104,673
Sequoia Mortgage Trust,
Series 2003-4, Class 2A1
0.517%(c)	07/20/33		175		175,223
Series 2007-3, Class 1A1
0.367%(c)	07/20/36		117		107,648
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-18, Class 5A
5.500%(c)	12/25/34		105		102,456
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR5, Class A2
0.416%(c)	07/19/35		515		484,552
Series 2006-AR6, Class 2A1
0.355%(c)	07/25/46		251		200,902
Superannuation Members Home Loan Programme (The) (Australia),
Series 2009-3, Class A1
4.025%(c)	11/07/40	AUD	129		119,402
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 1A
2.313%(c)	10/25/43		88		88,548
Series 2007-3, Class 2A1
1.416%(c)	06/25/47		85		75,279
Series 2007-3, Class 3A1
5.750%(c)	06/25/47		172		159,920
Series 2007-3, Class 4A1
5.750%(c)	06/25/47		169		168,727
Uropa Securities PLC (United Kingdom),
Series 2007-1, Class A2B
0.431%(c)	10/10/40	EUR	640		860,452
Washington Mutual Mortgage Pass-Through Certificates,
Series 2003-AR5, Class A7
2.454%(c)	06/25/33		70		71,255
Series 2005-AR10, Class 3A1
5.158%(c)	08/25/35		14		13,430
Series 2005-AR14, Class 2A1
2.482%(c)	12/25/35		229		212,314
Series 2006-AR7, Class 3A
2.283%(c)	07/25/46		374		349,725
Series 2006-AR14, Class 1A4
2.065%(c)	11/25/36		438		380,650
Wells Fargo Mortgage-Backed Securities Trust,
Series 2005-AR2, Class 1A1
2.616%(c)	03/25/35		347		345,741
Series 2006-AR6, Class 3A1
2.619%(c)	03/25/36		308		304,826

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $33,674,124) 36,591,094

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.1%
Federal Home Loan Mortgage Corp.
2.500%	10/02/19		900		905,171
Federal National Mortgage Assoc.
2.375%(c)	09/01/19		—	(r)	210
3.000%	04/01/43		2,899		2,801,490

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Small Business Administration Participation Certificates
5.600%	09/01/28		397	$442,665

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $4,104,242)				4,149,536

U.S. TREASURY OBLIGATIONS — 2.4%
U.S. Treasury Inflationary Indexed Bonds, TIPS
0.125%	04/15/16-01/15/22		21,450	22,873,191
0.125%	07/15/22	(k)	32,000	31,880,051
0.125%	01/15/23	(k)	15,900	15,588,797
0.375%	07/15/23		16,900	16,799,225
0.500%	04/15/15		3,600	3,964,255
0.625%	07/15/21-02/15/43		4,450	4,088,333
0.750%	02/15/42		150	135,296
1.125%	01/15/21		100	113,501
1.250%	07/15/20	(k)	15,500	17,914,016
1.375%	01/15/20-02/15/44		8,000	8,916,640
1.625%	01/15/15		500	628,240
1.750%	01/15/28		3,700	4,576,788
1.875%	07/15/15-07/15/19		1,000	1,223,301
2.000%	07/15/14-01/15/26		4,500	5,683,468
2.375%	01/15/25	(k)	10,600	15,488,196
2.375%	01/15/27	(k)	6,800	9,362,220
2.500%	01/15/29		5,100	6,746,809
2.625%	07/15/17		4,600	5,812,412
3.625%	04/15/28		5,700	11,205,426
3.875%	04/15/29		2,800	5,623,786

TOTAL U.S. TREASURY OBLIGATIONS (cost $189,532,838)				188,623,951

TOTAL LONG-TERM INVESTMENTS (cost $5,513,124,399)				6,485,811,926

			Shares
SHORT-TERM INVESTMENTS —22.1%
AFFILIATED MONEY MARKET MUTUAL FUND — 16.0%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,253,672,590; includes $275,612,157 of cash collateral received for securities on loan)(b)(w)			1,253,672,590	1,253,672,590

			Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) — 4.2%
U.S. Treasury Bills
0.003%	07/10/14		125,000	124,986,125
0.027%	05/22/14	(k)	26,000	25,998,629
0.030%	04/03/14-06/19/14	(k)	21,300	21,298,980
0.041%	04/24/14		700	699,975
0.045%	06/26/14	(k)	20	19,998
0.049%	04/03/14		1,500	1,499,996
0.051%	04/17/14	(h)(k)	300	299,993

Interest Rate	Maturity Date		Principal Amount (000)#		Value
U.S. TREASURY OBLIGATIONS(n) (Continued)
0.052%	04/10/14			500	$499,994
0.055%	05/08/14			1,900	1,899,893
0.056%	06/26/14	(k)		100	99,992
0.060%	04/17/14			261	260,993
0.062%	04/17/14			1,750	1,749,953
0.065%	09/04/14-09/25/14	(k)		48,232	48,219,260
0.069%	06/26/14			55	54,991
0.072%	08/21/14			700	699,841
0.081%	04/24/14			3,000	2,999,918
0.090%	06/26/14			10	9,999
0.135%	05/29/14	(k)		95,300	95,295,409

TOTAL U.S. TREASURY OBLIGATIONS (cost $326,570,272)					326,593,939

REPURCHASE AGREEMENTS(m) — 1.3%
Barclays Capital, Inc.,
0.070%, dated 03/31/14, due 04/01/14 in the amount of $27,200,053				27,200	27,200,000
Credit Suisse Securities (USA) LLC,
0.080%, dated 03/31/14, due 04/01/14 in the amount of $15,000,033				15,000	15,000,000
Credit Suisse Securities (USA) LLC,
0.080%, dated 03/31/14, due 04/01/14 in the amount of $24,800,055				24,800	24,800,000
JPMorgan Securities LLC,
0.080%, dated 03/31/14, due 04/01/14 in the amount of $9,100,020				9,100	9,100,000
JPMorgan Securities LLC,
0.080%, dated 03/31/14, due 04/01/14 in the amount of $24,800,055				24,800	24,800,000

TOTAL REPURCHASE AGREEMENTS (cost $100,900,000)					100,900,000

U.S. GOVERNMENT AGENCY OBLIGATIONS(n) — 0.4%
Federal Home Loan Bank
0.069%	05/14/14			800	799,962
0.085%	07/16/14-07/25/14			200	199,975
Federal Home Loan Mortgage Corp.
0.100%	10/24/14			30,000	29,989,710

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $30,982,716) 30,989,647

FOREIGN TREASURY OBLIGATIONS(n) — 0.2%
Mexico Cetes
3.550%	04/30/14		MXN	470,000	3,590,151
3.650%	06/26/14		MXN	340,000	2,583,484
4.060%	04/03/14		MXN	760,000	5,819,613
Slovenia Ministry of Finance Treasury Bills
0.820%	06/12/14		EUR	1,100	1,514,648
1.220%	10/16/14		EUR	700	959,486

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $14,504,918)					14,467,382

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)##	Value
COMMERCIAL PAPER(n)
Entergy Corp. (cost $3,299,478)
0.950%	04/07/14	3,300	$3,299,748

Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*
Call Options
10 Year U.S. Treasury Notes Futures,
expiring 05/30/14,
Strike Price $127.00		111		1,734
expiring 05/30/14,
Strike Price $131.00		224		3,500
British Pound Futures,
expiring 04/30/14, Strike Price $168.00		56		5,063
expiring 04/30/14, Strike Price $170.00		21		206
expiring 04/30/14, Strike Price $171.50		127		1,269
expiring 04/30/14, Strike Price $172.50		128		1,275
expiring 04/30/14, Strike Price $175.00		86		856
expiring 05/31/14, Strike Price $173.00		21		850
expiring 05/31/14, Strike Price $174.00		122		2,438
expiring 05/31/14, Strike Price $175.00		166		1,663
DAX Index,
expiring 04/30/14, Strike Price $9,750.00	EUR	—	(r)	362
expiring 04/30/14, Strike Price $10,000.00	EUR	2		26,243
expiring 04/30/14, Strike Price $10,250.00	EUR	1		1,835
expiring 04/30/14, Strike Price $10,300.00	EUR	1		1,389
expiring 05/30/14, Strike Price $10,150.00	EUR	1		3,976
expiring 05/30/14, Strike Price $10,200.00	EUR	1		25,727
Euro STOXX 50 Index,
expiring 04/30/14, Strike Price $3,200.00	EUR	—	(r)	333
expiring 04/30/14, Strike Price $3,275.00	EUR	4		34,254
expiring 04/30/14, Strike Price $3,350.00	EUR	2		2,447
expiring 04/30/14, Strike Price $3,375.00	EUR	2		1,223
expiring 05/30/14, Strike Price $3,300.00	EUR	2		26,914
expiring 05/30/14, Strike Price $3,325.00	EUR	2		18,045

Counterparty	Notional Amount (000)#	Value
OPTIONS PURCHASED* (Continued)
Call Options (cont’d.)
Japanese Yen Futures,
expiring 04/30/14, Strike Price $100.50	166	$831
expiring 04/30/14, Strike Price $103.00	111	556
expiring 04/30/14, Strike Price $103.50	225	1,125
expiring 04/30/14, Strike Price $104.00	111	556
expiring 04/30/14, Strike Price $105.50	5	25
expiring 05/31/14, Strike Price $103.50	160	5,600
expiring 05/31/14, Strike Price $104.00	284	7,094
expiring 05/31/14, Strike Price $104.50	111	2,225
expiring 05/31/14, Strike Price $106.00	111	1,113
S&P 500 Index,
expiring 04/19/14, Strike Price $1,900.00	9	44,100
expiring 04/19/14, Strike Price $2,050.00	62	3,105
expiring 05/17/14, Strike Price $2,050.00	27	5,320
expiring 05/17/14, Strike Price $2,100.00	36	3,550
expiring 06/21/14, Strike Price $1,835.00	7	451,140
expiring 06/21/14, Strike Price $1,840.00	6	352,200
expiring 06/21/14, Strike Price $1,845.00	5	264,000
Japanese Yen Futures,
expiring 04/30/14, Strike Price $101.50	111	556

		1,304,698

Put Options
5 Year U.S. Treasury Notes Futures,
expiring 05/23/14, Strike Price $115.00	11,100	1,734
10 Year U.S. Treasury Notes Futures,
expiring 05/30/14, Strike Price $117.00	801	12,516
expiring 05/30/14, Strike Price $117.50	401	6,266
expiring 05/31/14, Strike Price $118.50	222	3,469
expiring 05/31/14, Strike Price $119.00	267	4,172
expiring 06/30/14, Strike Price $116.00	89	1,391
expiring 06/30/14, Strike Price $116.50	178	2,781
expiring 06/30/14, Strike Price $117.00	133	2,078

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Counterparty	Notional Amount (000)#			Value
OPTIONS PURCHASED* (Continued)
Put Options (cont’d.)
20 Year U.S. Treasury Notes Futures,
expiring 05/23/14, Strike Price $115.00		900		$141
British Pound Futures,
expiring 04/30/14, Strike Price $156.00		86		856
expiring 04/30/14, Strike Price $156.50		3		31
expiring 04/30/14, Strike Price $159.00		170		1,700
expiring 04/30/14, Strike Price $160.00		38		375
expiring 04/30/14, Strike Price $160.50		43		425
expiring 04/30/14, Strike Price $161.00		24		244
expiring 04/30/14, Strike Price $162.00		86		863
expiring 04/30/14, Strike Price $164.00		14		414
expiring 04/30/14, Strike Price $165.00		41		3,714
expiring 05/31/14, Strike Price $157.50		83		831
expiring 05/31/14, Strike Price $158.00		277		5,538
DAX Index,
expiring 04/17/14, Strike Price $8,350.00	EUR	—	(r)	23
expiring 04/30/14, Strike Price $7,900.00	EUR	2		4,882
expiring 04/30/14, Strike Price $8,000.00	EUR	2		5,505
expiring 04/30/14, Strike Price $8,200.00	EUR	2		7,934
expiring 04/30/14, Strike Price $8,500.00	EUR	2		14,037
expiring 04/30/14, Strike Price $8,650.00	EUR	1		10,047
expiring 05/30/14, Strike Price $7,750.00	EUR	2		19,486
expiring 06/30/14, Strike Price $8,200.00	EUR	3		154,614
Euro STOXX 50 Index,
expiring 04/30/14, Strike Price $2,550.00	EUR	2		1,218
expiring 04/30/14, Strike Price $2,650.00	EUR	9		7,332
expiring 04/30/14, Strike Price $2,725.00	EUR	4		6,117
expiring 04/30/14, Strike Price $2,750.00	EUR	2		3,058
expiring 04/30/14, Strike Price $2,875.00	EUR	2		4,262
expiring 05/30/14, Strike Price $2,450.00	EUR	4		9,155
expiring 06/30/14, Strike Price $2,500.00	EUR	7		56,374

	Counterparty	Notional Amount (000)#		Value
OPTIONS PURCHASED* (Continued)
	Put Options (cont’d.)
	expiring 06/30/14, Strike Price $2,600.00	EUR	7	$86,903
	Interest Rate Swap Options,
Pay a fixed rate of 3.88% and receive a floating rate based on 3-month	Deutsche Bank
	LIBOR, expiring 04/14/14 AG		1,000	122
Pay a fixed rate of 3.45% and receive a floating rate based on 3-month	Bank of America
	LIBOR, expiring 09/21/15 N.A.		2,000	195,839
Pay a fixed rate of 3. 45% and receive a floating rate based on 3-month	Citigroup Global
	LIBOR, expiring 09/21/15 Markets		1,200	117,504
	Japanese Yen Futures,
	expiring 04/30/14, Strike Price $92.50		111	556
	expiring 04/30/14, Strike Price $93.00		225	1,125
	expiring 04/30/14, Strike Price $93.50		168	838
	expiring 04/30/14, Strike Price $95.50		39	3,100
	expiring 05/31/14, Strike Price $91.00		111	2,781
	expiring 05/31/14, Strike Price $92.00		111	5,563
	expiring 05/31/14, Strike Price $92.50		223	15,575
	S&P 500 Index,
	expiring 04/19/14, Strike Price $1,470.00		22	1,110
	expiring 04/19/14, Strike Price $1,500.00		103	15,405
	expiring 04/19/14, Strike Price $1,520.00		27	3,990
	expiring 04/19/14, Strike Price $1,540.00		27	1,345
	expiring 04/19/14, Strike Price $1,550.00		27	5,320
	expiring 04/19/14, Strike Price $1,570.00		27	7,980
	expiring 04/19/14, Strike Price $1,600.00		4	1,320
	expiring 04/19/14, Strike Price $1,820.00		4	27,280
	expiring 04/19/14, Strike Price $1,830.00		13	97,090
	expiring 05/17/14, Strike Price $1,400.00		13	5,985
	expiring 05/17/14, Strike Price $1,470.00		13	3,990
	expiring 05/17/14, Strike Price $1,500.00		35	30,090
	expiring 05/17/14, Strike Price $1,800.00		31	427,180

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Counterparty	Notional Amount (000)#		Value
OPTIONS PURCHASED* (Continued)
Put Options (cont’d.)
expiring 06/21/14, Strike Price $1,850.00		6	$215,600
expiring 06/21/14, Strike Price $1,865.00		2	101,200
expiring 06/21/14, Strike Price $1,870.00		3	123,930
Euro STOXX 50 Index,
expiring 04/30/14, Strike Price $2,750.00	EUR	2	3,058

			1,855,362

TOTAL OPTIONS PURCHASED (cost $5,101,565)			3,160,060

TOTAL SHORT-TERM INVESTMENTS (cost $1,735,031,539)			1,733,083,366

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 105.1% (cost $7,248,155,938)			8,218,895,292

	Shares
SECURITIES SOLD SHORT — (3.7)%
COMMON STOCKS — (3.6)%
Aerospace & Defense — (0.1)%
Boeing Co. (The)		10,529	(1,321,284)
DigitalGlobe, Inc.*		24,700	(716,547)
GenCorp, Inc.*		3,400	(62,118)
KEYW Holding Corp. (The)*		2,700	(50,517)
Kratos Defense & Security Solutions, Inc.*		4,400	(33,176)
L-3 Communications Holdings, Inc.		5,618	(663,767)
Lockheed Martin Corp.		12,075	(1,971,123)
Orbital Sciences Corp.*		12,700	(354,330)
Raytheon Co.		12,026	(1,188,049)
Rockwell Collins, Inc.		10,900	(868,403)
Taser International, Inc.*		20,500	(374,945)
Textron, Inc.		23,600	(927,244)
TransDigm Group, Inc.		400	(74,080)

			(8,605,583)

Air Freight & Logistics
Atlas Air Worldwide Holdings, Inc.*		8,400	(296,268)
United Parcel Service, Inc. (Class B Stock)		4,224	(411,333)
UTi Worldwide, Inc.		35,608	(377,089)

			(1,084,690)

Airlines — (0.1)%
American Airlines Group, Inc.*		22,000	(805,200)
Delta Air Lines, Inc.		33,300	(1,153,845)
JetBlue Airways Corp.*		194,006	(1,685,912)
Southwest Airlines Co.		8,450	(199,505)
United Continental Holdings, Inc.*		16,700	(745,321)

			(4,589,783)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Auto Components
American Axle & Manufacturing Holdings, Inc.*	28,200	$(522,264)
BorgWarner, Inc.	9,350	(574,745)
Dorman Products, Inc.*	7,700	(454,762)
Gentherm, Inc.*	8,100	(281,232)

		(1,833,003)

Automobiles
Ford Motor Co.	50,283	(784,415)
General Motors Co.	15,441	(531,479)
Tesla Motors, Inc.*	3,733	(778,144)

		(2,094,038)

Banks — (0.2)%
Associated Banc-Corp.	16,339	(295,082)
BancorpSouth, Inc.	16,130	(402,605)
Bank of Hawaii Corp.	15,951	(966,790)
Bank of The Ozarks, Inc.	2,800	(190,568)
Boston Private Financial Holdings, Inc.	9,152	(123,827)
City National Corp.	3,800	(299,136)
Commerce Bancshares, Inc.	5,552	(257,724)
Community Bank System, Inc.	7,800	(304,356)
Cullen/Frost Bankers, Inc.	9,934	(770,183)
CVB Financial Corp.	10,900	(173,310)
First Financial Holdings, Inc.	600	(37,572)
First Horizon National Corp.	109,000	(1,345,060)
Glacier Bancorp, Inc.	5,700	(165,699)
Hancock Holding Co.	8,190	(300,164)
Heritage Financial Corp.	5,448	(92,180)
Huntington Bancshares, Inc.	18,924	(188,672)
Iberiabank Corp.	16	(1,122)
M&T Bank Corp.	23,914	(2,900,768)
MB Financial, Inc.	316	(9,783)
Mercantile Bank Corp.	6,811	(140,443)
Old National Bancorp	14,232	(212,199)
PacWest Bancorp	23,901	(1,027,982)
Prosperity Bancshares, Inc.	4,750	(314,213)
Signature Bank*	4,800	(602,832)
Texas Capital Bancshares, Inc.*	11,300	(733,822)
Trico Bancshares	1,054	(27,330)
Trustmark Corp.	6,720	(170,352)
UMB Financial Corp.	11,491	(743,468)
Umpqua Holdings Corp.	13,492	(251,491)
Valley National Bancorp	58,423	(608,183)
Westamerica Bancorporation	4,600	(248,768)
Wintrust Financial Corp.	41,303	(2,009,804)
Yadkin Financial Corp.*	290	(6,209)

		(15,921,697)

Beverages
Boston Beer Co., Inc. (The) (Class A Stock)*	870	(212,915)
Brown-Forman Corp. (Class B Stock)	8,105	(726,938)
Constellation Brands, Inc. (Class A Stock)*	5,500	(467,335)

		(1,407,188)

Biotechnology — (0.1)%
Acceleron Pharma, Inc.*	5,700	(196,650)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
Agios Pharmaceuticals, Inc.*	1,400	$(54,810)
Amgen, Inc.	5,397	(665,666)
Array BioPharma, Inc.*	41,400	(194,580)
Celldex Therapeutics, Inc.*	9,100	(160,797)
Cepheid, Inc.*	16,900	(871,702)
Exact Sciences Corp.*	21,900	(310,323)
Halozyme Therapeutics, Inc.*	38,800	(492,760)
Incyte Corp. Ltd.*	1,400	(74,928)
InterMune, Inc.*	31,500	(1,054,305)
Ironwood Pharmaceuticals, Inc.*	39,300	(484,176)
Isis Pharmaceuticals, Inc.*	2,590	(111,914)
KYTHERA Biopharmaceuticals, Inc.*	7,100	(282,296)
Medivation, Inc.*	7,100	(457,027)
Novavax, Inc.*	44,100	(199,773)
NPS Pharmaceuticals, Inc.*	30,100	(900,893)
Orexigen Therapeutics, Inc.*	9,900	(64,350)
Puma Biotechnology, Inc.*	2,300	(239,522)
Regeneron Pharmaceuticals, Inc.*	730	(219,204)
Synageva BioPharma Corp.*	3,200	(265,504)
Theravance, Inc.*	6,000	(185,640)
United Therapeutics Corp.*	2,610	(245,418)

		(7,732,238)

Building Products
Allegion PLC	2	(104)
Apogee Enterprises, Inc	6,700	(222,641)
NCI Building Systems, Inc.*	3,400	(59,364)
Owens Corning	3,700	(159,729)
Ply Gem Holdings, Inc.*	8,000	(101,040)
Quanex Building Products Corp	13,100	(270,908)
Trex Co., Inc.*	1,400	(102,424)

		(916,210)

Capital Markets — (0.1)%
Ameriprise Financial, Inc.	1,640	(180,515)
Bank of New York Mellon Corp. (The)	5,500	(194,095)
BlackRock, Inc.	2,060	(647,829)
Cowen Group, Inc. (Class A Stock)*	20,601	(90,850)
Federated Investors, Inc. (Class B Stock)	2,900	(88,566)
Franklin Resources, Inc.	12,211	(661,592)
FXCM, Inc. (Class A Stock)	16,700	(246,659)
Greenhill & Co., Inc.	600	(31,188)
ICG Group, Inc.*	2,400	(49,008)
Janus Capital Group, Inc.	6,400	(69,568)
Northern Trust Corp.	7,609	(498,846)
Solar Capital Ltd.	1,700	(37,026)
T. Rowe Price Group, Inc.	2,715	(223,580)
TCP Capital Corp.	2,400	(39,720)
WisdomTree Investments, Inc.*	22,900	(300,448)

		(3,359,490)

Chemicals — (0.1)%
Advanced Emissions Solutions, Inc.*	4,200	(103,068)
Air Products & Chemicals, Inc.	800	(95,232)
American Vanguard Corp.	3,000	(64,950)
Cabot Corp.	11,680	(689,821)
Calgon Carbon Corp.*	4,500	(98,235)

Shares		Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Chemicals (cont’d.)
E.I. du Pont de Nemours & Co.	9,800	$(657,580)
Ecolab, Inc.	6,020	(650,100)
Flotek Industries, Inc.*	23,500	(654,475)
FMC Corp.	14,200	(1,087,152)
Monsanto Co.	7,900	(898,783)
Mosaic Co. (The)	11,300	(565,000)
OM Group, Inc.	15,001	(498,333)
Praxair, Inc.	14,859	(1,946,083)
Sigma-Aldrich Corp.	6,800	(634,984)
Valspar Corp. (The)	4,749	(342,498)
WR Grace & Co.*	3,400	(337,178)

		(9,323,472)

Commercial Services & Supplies
Clean Harbors, Inc.*	15,300	(838,287)
Covanta Holding Corp.	47,500	(857,375)
EnerNOC, Inc.*	10,400	(231,712)
Healthcare Services Group, Inc.	7,800	(226,668)
Innerworkings, Inc.*	6,600	(50,556)
Iron Mountain, Inc.	30,400	(838,128)
RR Donnelley & Sons Co.	1	(18)
Tyco International Ltd.	7,000	(296,800)

		(3,339,544)

Communications Equipment — (0.1)%
Ciena Corp.*	42,100	(957,354)
Finisar Corp.*	24,800	(657,448)
Infinera Corp.*	46,800	(424,944)
InterDigital, Inc.	8,900	(294,679)
Juniper Networks, Inc.*	6,020	(155,075)
Procera Networks, Inc.*	9,000	(93,510)
Riverbed Technology, Inc.*	6,300	(124,173)
Viasat, Inc.*	15,300	(1,056,312)

		(3,763,495)

Construction & Engineering
Dycom Industries, Inc.*	4,600	(145,406)
Fluor Corp.	4,200	(326,466)
Granite Construction, Inc.	8,600	(343,398)
Great Lakes Dredge & Dock Corp.*	17,600	(160,688)
Jacobs Engineering Group, Inc.*	6,800	(431,800)
Layne Christensen Co.*	4,383	(79,727)
MasTec, Inc.*	8,700	(377,928)
Tutor Perini Corp.*	8,700	(249,429)

		(2,114,842)

Construction Materials
Martin Marietta Materials, Inc.	2,598	(333,453)

Consumer Finance
Discover Financial Services	2,595	(151,003)
Encore Capital Group, Inc.*	3,215	(146,927)
First Cash Financial Services, Inc.*	2,900	(146,334)

		(444,264)

Containers & Packaging
Aptargroup, Inc.	5,700	(376,770)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Containers & Packaging (cont’d.)
Bemis Co., Inc.	8,820	$(346,097)
MeadWestvaco Corp.	11,700	(440,388)

		(1,163,255)

Diversified Consumer Services
Ascent Capital Group, Inc.*	1,200	(90,660)
Graham Holdings Co. (Class B Stock)	773	(543,999)
LifeLock, Inc.*	18,300	(313,113)
Regis Corp.	15,800	(216,460)
Sotheby’s	10,700	(465,985)

		(1,630,217)

Diversified Financial Services
Berkshire Hathaway, Inc. (Class B Stock)*	2,900	(362,413)
Gain Capital Holdings, Inc.	5,077	(54,882)
ING US, Inc.	1,370	(49,690)
MSCI, Inc.*	900	(38,718)
NASDAQ OMX Group, Inc. (The)	4,870	(179,898)
Penson Worldwide, Inc.*	32,656	—
PHH Corp.*	4,500	(116,280)

		(801,881)

Diversified Telecommunication Services
AT&T, Inc.	63,105	(2,213,092)
inContact, Inc.*	10,400	(99,840)
Iridium Communications, Inc.*	19,300	(144,943)
tw telecom, Inc.*	7,500	(234,450)

		(2,692,325)

Electric Utilities — (0.1)%
Entergy Corp.	9,113	(609,204)
Fortis, Inc. (Canada)	17,455	(497,677)
Hawaiian Electric Industries, Inc.	12,000	(305,040)
NextEra Energy, Inc.	3,281	(313,729)
NRG Yield, Inc.	10,637	(420,481)
Otter Tail Corp.	2,900	(89,291)
Pepco Holdings, Inc.	41,100	(841,728)
PPL Corp.	9,740	(322,784)
Southern Co. (The)	41,990	(1,845,041)

		(5,244,975)

Electrical Equipment
AZZ, Inc.	4,600	(205,528)
Power Solutions International, Inc.*	500	(37,585)
PowerSecure International, Inc.*	1,500	(35,160)
Rockwell Automation, Inc.	9,845	(1,226,195)

		(1,504,468)

Electronic Equipment, Instruments & Components
Belden, Inc.	700	(48,720)
Corning, Inc.	4,800	(99,936)
FEI Co.	3,500	(360,570)
FLIR Systems, Inc.	10,600	(381,600)
Itron, Inc.*	2,900	(103,066)
Maxwell Technologies, Inc.*	12,500	(161,500)
MTS Systems Corp.	2,100	(143,829)
National Instruments Corp.	14,700	(421,743)
OSI Systems, Inc.*	1,400	(83,804)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Trimble Navigation Ltd.*	27,200	$(1,057,264)

		(2,862,032)

Energy Equipment & Services — (0.1)%
Baker Hughes, Inc.	4,620	(300,392)
Basic Energy Services, Inc.*	21,300	(583,833)
C&J Energy Services, Inc.*	4,700	(137,052)
Cameron International Corp.*	13,000	(803,010)
CARBO Ceramics, Inc.	1,900	(262,181)
Dresser-Rand Group, Inc.*	14,800	(864,468)
FMC Technologies, Inc.*	5,200	(271,908)
Geospace Technologies Corp.*	4,900	(324,233)
Key Energy Services, Inc.*	49,600	(458,304)
McDermott International, Inc.*	92,300	(721,786)
National Oilwell Varco, Inc.	3,150	(245,291)
Patterson-UTI Energy, Inc.	6,800	(215,424)
Polarcus Ltd. (United Arab Emirates)*	38,770	(30,104)
Rowan Cos. PLC (Class A Stock)*	4,600	(154,928)
Tenaris SA (Luxembourg), ADR	7,244	(320,547)

		(5,693,461)
Food & Staples Retailing — (0.1)%
Chefs’ Warehouse, Inc.*	4,800	(102,720)
Loblaw Cos. Ltd. (Canada)	13,111	(556,224)
Rite Aid Corp.*	116,700	(731,709)
Susser Holdings Corp.*	9,000	(562,230)
Sysco Corp.	21,320	(770,292)
United Natural Foods, Inc.*	9,200	(652,464)
Walgreen Co.	9,580	(632,567)
Wal-Mart Stores, Inc.	8,669	(662,572)
Whole Foods Market, Inc.	2,600	(131,846)

		(4,802,624)

Food Products — (0.1)%
Annie’s, Inc.*	2,800	(112,532)
B&G Foods, Inc.	10,300	(310,133)
Boulder Brands, Inc.*	14,600	(257,252)
Campbell Soup Co.	14,270	(640,438)
Diamond Foods, Inc.*	4,700	(164,171)
Hain Celestial Group, Inc. (The)*	10,800	(987,876)
Hershey Co. (The)	12,673	(1,323,061)
McCormick & Co. Inc.	1,100	(78,914)
Mead Johnson Nutrition Co.	7,308	(607,587)
Mondelez International, Inc. (Class A Stock)	6,000	(207,300)
Post Holdings, Inc.*	12,760	(703,331)
TreeHouse Foods, Inc.*	3,300	(237,567)

		(5,630,162)

Gas Utilities
Northwest Natural Gas Co.	5,600	(246,456)
ONE Gas, Inc.*	4,752	(170,739)
Piedmont Natural Gas Co., Inc.	7,900	(279,581)

		(696,776)

Health Care Equipment & Supplies — (0.1)%
Abaxis, Inc.*	6,700	(260,496)
Accuray, Inc.*	30,300	(290,880)
Becton, Dickinson & Co.	4,370	(511,640)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (cont’d.)
C.R. Bard, Inc.	5,450	$(806,491)
Cerus Corp.*	13,700	(65,760)
China Medical Technologies, Inc. (China), ADR*	7,037	(70)
CONMED Corp.	1,800	(78,210)
Cynosure, Inc. (Class A Stock)*	7,700	(225,610)
DexCom, Inc.*	4,400	(181,984)
Endologix, Inc.*	17,900	(230,373)
HeartWare International, Inc.*	6,900	(647,082)
ICU Medical, Inc.*	900	(53,892)
Insulet Corp.*	18,100	(858,302)
Medtronic, Inc.	9,646	(593,615)
NuVasive, Inc.*	2,500	(96,025)
Quidel Corp.*	6,000	(163,800)
Wright Medical Group, Inc.*	14,300	(444,301)
Zimmer Holdings, Inc.	7,718	(729,968)

		(6,238,499)

Health Care Providers & Services — (0.1)%
Acadia Healthcare Co., Inc.*	11,500	(518,880)
Amedisys, Inc.*	8,300	(123,587)
AmerisourceBergen Corp.	3,540	(232,189)
BioScrip, Inc.*	26,100	(182,178)
Brookdale Senior Living, Inc.*	33,290	(1,115,548)
Capital Senior Living Corp.*	7,500	(194,925)
Cardinal Health, Inc.	6,250	(437,375)
Catamaran Corp.*	800	(35,808)
Chemed Corp.	13,060	(1,168,217)
Cigna Corp.	3,120	(261,238)
Community Health Systems, Inc.*	5,201	(203,723)
ExamWorks Group, Inc.*	5,100	(178,551)
Express Scripts Holding Co.*	2,270	(170,454)
Hanger, Inc.*	2,300	(77,464)
Healthways, Inc.*	23,955	(410,589)
IPC The Hospitalist Co., Inc.*	4,300	(211,044)
Molina Healthcare, Inc.*	7,800	(292,968)
Omnicare, Inc.	13,200	(787,644)
Owens & Minor, Inc.	12,400	(434,372)
Tenet Healthcare Corp.*	9,500	(406,695)
WellPoint, Inc.	6,600	(657,030)

		(8,100,479)

Health Care Technology
Allscripts Healthcare Solutions, Inc.*	23,050	(415,592)
athenahealth, Inc.*	5,600	(897,344)
Vocera Communications, Inc.*	7,800	(127,374)

		(1,440,310)

Hotels, Restaurants & Leisure — (0.1)%
BJ’s Restaurants, Inc.*	11,000	(359,810)
Bob Evans Farms, Inc.	9,200	(460,276)
Boyd Gaming Corp.*	24,500	(323,400)
Carnival Corp.	31,280	(1,184,261)
Chipotle Mexican Grill, Inc.*	180	(102,249)
Choice Hotels International, Inc.	15,207	(699,522)
Churchill Downs, Inc.	1,400	(127,820)
Chuy’s Holdings, Inc.*	2,500	(107,850)
Hilton Worldwide Holdings, Inc.*	10,690	(237,746)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Hyatt Hotels Corp. (Class A Stock)*	14,962	$(805,105)
Marriott International, Inc. (Class A Stock)	2,990	(167,500)
Multimedia Games Holding Co., Inc.*	3,000	(87,120)
Red Robin Gourmet Burgers, Inc.*	3,700	(265,216)
Scientific Games Corp. (Class A Stock)*	8,500	(116,705)
Tim Hortons, Inc. (Canada)	4,990	(275,997)
Vail Resorts, Inc.	8,500	(592,450)
Wynn Resorts Ltd.	3,800	(844,170)

		(6,757,197)

Household Durables
Beazer Homes USA, Inc.*	9,300	(186,744)
KB Home	28,100	(477,419)
Lennar Corp. (Class A Stock)	10,700	(423,934)
M/I Homes, Inc.*	10,305	(231,038)
MDC Holdings, Inc.	4,900	(138,572)
Mohawk Industries, Inc.*	1,000	(135,980)
Ryland Group, Inc. (The)	17,400	(694,782)
Standard Pacific Corp.*	26,600	(221,046)
TRI Pointe Homes, Inc.*	5,600	(90,888)

		(2,600,403)

Household Products
Church & Dwight Co., Inc.	15,846	(1,094,483)
Clorox Co. (The)	3,050	(268,431)

		(1,362,914)

Independent Power & Renewable Electricity Producers
NRG Energy, Inc.	14,900	(473,820)

Industrial Conglomerates — (0.1)%
3M Co.	3,680	(499,229)
Danaher Corp.	17,550	(1,316,250)
General Electric Co.	59,770	(1,547,445)

		(3,362,924)

Insurance — (0.2)%
Allstate Corp. (The)	3,490	(197,464)
Ambac Financial Group, Inc.*	17,000	(527,510)
American Equity Investment Life Holding Co.	57,471	(1,357,465)
Arch Capital Group Ltd.*	7,893	(454,163)
Arthur J. Gallagher & Co.	14,200	(675,636)
Assurant, Inc.	7,320	(475,507)
Chubb Corp. (The)	10,583	(945,062)
eHealth, Inc.*	4,900	(248,920)
Employers Holdings, Inc.	2,700	(54,621)
Fidelity National Financial, Inc. (Class A Stock)	21,600	(679,104)
First American Financial Corp.	8,200	(217,710)
Hartford Financial Services Group, Inc. (The)	15,300	(539,631)
Hilltop Holdings, Inc.*	2,200	(52,338)
Lincoln National Corp.	16,914	(857,032)
Markel Corp.*	1,000	(596,100)
MBIA, Inc.*	42,555	(595,344)
Meadowbrook Insurance Group, Inc.	23,176	(135,116)
Mercury General Corp.	2,900	(130,732)
PartnerRe Ltd.	950	(98,325)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Insurance (cont’d.)
Principal Financial Group, Inc.	7,100	$(326,529)
Progressive Corp. (The)	43,734	(1,059,237)
RenaissanceRe Holdings Ltd.	5,300	(517,280)
RLI Corp.	800	(35,392)
Stewart Information Services Corp.	4,000	(140,520)
Torchmark Corp.	9,634	(758,196)
W.R. Berkley Corp.	13,539	(563,493)

		(12,238,427)

Internet & Catalog Retail
Amazon.com, Inc.*	2,100	(706,692)
Expedia, Inc.	1,450	(105,125)
Groupon, Inc.*	14,000	(109,760)
HomeAway, Inc.*	11,400	(429,438)
NetFlix, Inc.*	1,940	(682,938)
RetailMeNot, Inc.*	11,400	(364,800)

		(2,398,753)

Internet Software & Services — (0.1)%
AOL, Inc.*	12,700	(555,879)
Blucora, Inc.*	6,187	(121,822)
comScore, Inc.*	4,800	(157,392)
Cornerstone OnDemand, Inc.*	10,100	(483,487)
E2open, Inc.*	2,600	(61,282)
Global Eagle Entertainment, Inc.*	56,482	(891,286)
LinkedIn Corp. (Class A Stock)*	200	(36,988)
Marketo, Inc.*	11,100	(362,637)
Monster Worldwide, Inc.*	11,300	(84,524)
Pandora Media, Inc.*	29,300	(888,376)
Twitter, Inc.*	5,590	(260,885)
WebMD Health Corp.*	14,133	(585,106)
Xoom Corp.*	10,900	(212,768)
Yelp, Inc.*	11,800	(907,774)
Zillow, Inc. (Class A Stock)*	800	(70,480)

		(5,680,686)

IT Services — (0.1)%
Alliance Data Systems Corp.*	3,800	(1,035,310)
Automatic Data Processing, Inc.	10,580	(817,411)
CACI International, Inc. (Class A Stock)*	10,059	(742,354)
EPAM Systems, Inc.*	6,400	(210,560)
EVERTEC, Inc. (Puerto Rico)	6,700	(165,490)
Global Payments, Inc.	5,100	(362,661)
International Business Machines Corp.	4,574	(880,449)
Paychex, Inc.	11,360	(483,936)
SAIC, Inc.	4,300	(152,091)
ServiceSource International, Inc.*	11,400	(96,216)
Teradata Corp.*	1,400	(68,866)
Vantiv, Inc. (Class A Stock)*	10,340	(312,475)
VeriFone Systems, Inc.*	17,800	(601,996)
WEX, Inc.*	3,800	(361,190)

		(6,291,005)

Leisure Products
Hasbro, Inc.	10,000	(556,200)
JAKKS Pacific, Inc.	62,445	(450,853)
Mattel, Inc.	7,020	(281,572)

		(1,288,625)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Life Sciences Tools & Services
Albany Molecular Research, Inc.*	10,600	$(197,054)
Cambrex Corp.*	2,800	(52,836)
Pacific Biosciences of California, Inc.*	8,100	(43,335)

		(293,225)

Machinery — (0.1)%
Altra Industrial Motion Corp.	3,300	(117,810)
Briggs & Stratton Corp.	11,800	(262,550)
Caterpillar, Inc.	6,615	(657,333)
Chart Industries, Inc.*	4,800	(381,840)
CLARCOR, Inc.	7,300	(418,655)
Cummins, Inc.	400	(59,596)
Dover Corp.	11,061	(904,237)
EnPro Industries, Inc.*	7,200	(523,224)
Illinois Tool Works, Inc.	8,586	(698,299)
Ingersoll-Rand PLC	10,900	(623,916)
Navistar International Corp.*	18,700	(633,369)
Proto Labs, Inc.*	4,100	(277,447)
RBC Bearings, Inc.*	2,600	(165,620)
Rexnord Corp.*	2,500	(72,450)
Terex Corp.	23,500	(1,041,050)
Wabash National Corp.*	31,700	(436,192)
Wabtec Corp.	2,300	(178,250)
Woodward, Inc.	7,700	(319,781)

		(7,771,619)

Media — (0.2)%
AMC Networks, Inc. (Class A Stock)*	6,680	(488,241)
Cablevision Systems Corp. (Class A Stock)	31,300	(528,031)
Charter Communications, Inc. (Class A Stock)*	6,500	(800,800)
Comcast Corp. (Class A Stock)	31,455	(1,573,379)
Discovery Communications, Inc. (Class A Stock)*	4,400	(363,880)
DISH Network Corp. (Class A Stock)*	9,700	(603,437)
DreamWorks Animation SKG, Inc. (Class A Stock)*	34,300	(910,665)
Interpublic Group of Cos., Inc. (The)	20,060	(343,828)
Lamar Advertising Co. (Class A Stock)*	2,300	(117,277)
Liberty Global PLC (United Kingdom) (Class A Stock)*	18,839	(783,702)
Liberty Global PLC (United Kingdom) (Class C Stock)*	30,523	(1,242,591)
Liberty Media Corp. (Class A Stock)*	2,773	(362,514)
Lions Gate Entertainment Corp.	31,300	(836,649)
News Corp. (Class B Stock)*	23,273	(388,659)
Omnicom Group, Inc.	11,308	(820,961)
Publicis Groupe SA (France)	21,768	(1,965,249)
Scripps Networks Interactive, Inc. (Class A Stock)	14,223	(1,079,668)
Sirius XM Holdings, Inc.*	9,900	(31,680)
World Wrestling Entertainment, Inc. (Class A Stock)	11,400	(329,232)

		(13,570,443)

Metals & Mining — (0.1)%
Allegheny Technologies, Inc.	25,300	(953,304)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Carpenter Technology Corp.	2,700	$(178,308)
Cliffs Natural Resources, Inc.	37,469	(766,616)
Coeur d’Alene Mines Corp.*	260	(2,415)
Horsehead Holding Corp.*	14,000	(235,480)
Kaiser Aluminum Corp.	6,200	(442,804)
Nucor Corp.	11,347	(573,477)
Royal Gold, Inc.	13,300	(832,846)
RTI International Metals, Inc.*	13,800	(383,364)
US Silica Holdings, Inc.	6,400	(244,288)
Vale SA (Brazil), ADR	15,670	(216,716)

		(4,829,618)

Multiline Retail
Kohl’s Corp.	5,800	(329,440)
Target Corp.	1,930	(116,784)
Tuesday Morning Corp.*	13,400	(189,610)

		(635,834)

Multi-Utilities — (0.1)%
CenterPoint Energy, Inc.	19,800	(469,062)
Consolidated Edison, Inc.	6,790	(364,284)
Dominion Resources, Inc.	15,301	(1,086,218)
NiSource, Inc.	31,300	(1,112,089)
SCANA Corp.	4,110	(210,925)
Wisconsin Energy Corp.	10,034	(467,083)

		(3,709,661)

Oil, Gas & Consumable Fuels — (0.2)%
Alpha Natural Resources, Inc.*	114,961	(488,584)
Approach Resources, Inc.*	18,300	(382,653)
Bill Barrett Corp.*	12,700	(325,120)
Carrizo Oil & Gas, Inc.*	6,300	(336,798)
Cheniere Energy, Inc.*	17,400	(963,090)
Chesapeake Energy Corp.	2,928	(75,015)
Chevron Corp.	3,350	(398,349)
Cloud Peak Energy, Inc.*	6,200	(131,068)
Cobalt International Energy, Inc.*	11,500	(210,680)
Comstock Resources, Inc.	22,100	(504,985)
CONSOL Energy, Inc.	9,100	(363,545)
Emerald Oil, Inc.*	16,800	(112,896)
Energen Corp.	4,070	(328,897)
Energy XXI Bermuda Ltd.	16,038	(378,016)
Gulfport Energy Corp.*	17,400	(1,238,532)
Kinder Morgan, Inc.	9,190	(298,583)
Kodiak Oil & Gas Corp.*	77,700	(943,278)
Northern Oil and Gas, Inc.*	27,200	(397,664)
ONEOK, Inc.	15,836	(938,284)
PDC Energy, Inc.*	6,500	(404,690)
Penn Virginia Corp.*	24,200	(423,258)
Phillips 66	2,500	(192,650)
Rosetta Resources, Inc.*	1,900	(88,502)
Sanchez Energy Corp.*	17,400	(515,562)
Scorpio Tankers, Inc.	35,400	(352,938)
Spectra Energy Corp.	4,000	(147,760)
Stone Energy Corp.*	6,200	(260,214)
Teekay Corp. (Bermuda)	14,800	(832,352)
Tourmaline Oil Corp. (Canada)*	2,890	(136,618)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Triangle Petroleum Corp.*	30,200	$(248,848)
Valero Energy Corp.	1,840	(97,704)
W&T Offshore, Inc.	9,400	(162,714)
Williams Cos., Inc. (The)	10,000	(405,800)
WPX Energy, Inc.*	23,280	(419,738)

		(13,505,385)

Paper & Forest Products
Domtar Corp.	1,550	(173,941)
Louisiana-Pacific Corp.*	18,662	(314,828)

		(488,769)

Personal Products
Elizabeth Arden, Inc.*	7,600	(224,276)
Estee Lauder Cos., Inc. (The) (Class A Stock)	3,800	(254,144)

		(478,420)

Pharmaceuticals — (0.1)%
AbbVie, Inc.	16,260	(835,764)
Actavis PLC*	6,822	(1,404,309)
Auxilium Pharmaceuticals, Inc.*	19,600	(532,728)
Eli Lilly & Co.	16,759	(986,435)
Endo International PLC*	2	(137)
Medicines Co. (The)*	5,000	(142,100)
Pacira Pharmaceuticals, Inc.*	13,200	(923,868)
Perrigo Co. PLC	2,300	(355,718)
Pfizer, Inc.	45,030	(1,446,364)
Sagent Pharmaceuticals, Inc.*	1,700	(39,729)

		(6,667,152)

Professional Services
Advisory Board Co. (The)*	9,700	(623,225)
Towers Watson & Co. (Class A Stock)	5,700	(650,085)
WageWorks, Inc.*	10,700	(600,377)

		(1,873,687)

Real Estate Investment Trusts (REITs) — (0.2)%
American Realty Capital Properties, Inc.	19,287	(270,404)
AvalonBay Communities, Inc.	2,460	(323,047)
Boston Properties, Inc.	7,900	(904,787)
Cousins Properties, Inc.	31,700	(363,599)
EastGroup Properties, Inc.	4,407	(277,244)
Equity Residential	15,330	(888,987)
Essex Property Trust, Inc.	4,562	(775,768)
Federal Realty Investment Trust	2,830	(324,658)
Highwoods Properties, Inc.	4,400	(169,004)
Home Properties, Inc.	4,370	(262,724)
Hudson Pacific Properties, Inc.	16,510	(380,886)
iStar Financial, Inc.*	23,790	(351,140)
Kilroy Realty Corp.	16,200	(948,996)
NorthStar Realty Finance Corp.	59,540	(960,976)
Omega Healthcare Investors, Inc.	7,450	(249,724)
Parkway Properties, Inc.	8,500	(155,125)
Plum Creek Timber Co., Inc.	19,400	(815,576)
Public Storage, Inc.	1,710	(288,118)
Realty Income Corp.	13,600	(555,696)
Regency Centers Corp.	11,900	(607,614)
Resource Capital Corp.	4,598	(25,611)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Retail Opportunity Investments Corp.	14,300	$(213,642)
SL Green Realty Corp.	2,520	(253,562)
Sr. Housing Properties Trust	15,550	(349,409)
Tanger Factory Outlet Centers, Inc.	7,980	(279,300)
UDR, Inc.	12,930	(333,982)
Vornado Realty Trust	4,700	(463,232)
Washington Real Estate Investment Trust	14,870	(355,096)

		(12,147,907)

Real Estate Management & Development
Howard Hughes Corp. (The)*	1,200	(171,252)
Kennedy-Wilson Holdings, Inc.	2,400	(54,024)
Realogy Holdings Corp.*	6,500	(282,425)
St. Joe Co. (The)*	10,600	(204,050)

		(711,751)

Road & Rail — (0.1)%
Arkansas Best Corp.	10,600	(391,670)
Avis Budget Group, Inc.*	24,400	(1,188,280)
Con-Way, Inc.	1,600	(65,728)
Genesee & Wyoming, Inc. (Class A Stock)*	11,700	(1,138,644)
Heartland Express, Inc.	61,975	(1,406,213)
Knight Transportation, Inc.	12,879	(297,891)
Werner Enterprises, Inc.	20,941	(534,205)

		(5,022,631)

Semiconductors & Semiconductor Equipment — (0.2)%
Advanced Micro Devices, Inc.*	32,720	(131,207)
Altera Corp.	22,200	(804,528)
Analog Devices, Inc.	16,820	(893,815)
Applied Materials, Inc.	86,719	(1,770,802)
Applied Micro Circuits Corp.*	27,100	(268,290)
Cavium, Inc.*	14,100	(616,593)
First Solar, Inc.*	11,500	(802,585)
Hittite Microwave Corp.	4,000	(252,160)
Intel Corp.	62,978	(1,625,462)
Linear Technology Corp.	26,015	(1,266,670)
LTX-Credence Corp.*	6,200	(55,242)
Microchip Technology, Inc.	25,428	(1,214,441)
Micron Technology, Inc.*	55,300	(1,308,398)
Monolithic Power Systems, Inc.*	8,600	(333,422)
NVIDIA Corp.	38,747	(693,959)
Rambus, Inc.*	33,578	(360,965)
Spansion, Inc. (Class A Stock)*	22,300	(388,466)
SunEdison, Inc.*	80,048	(1,508,104)
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	31,588	(632,392)
Texas Instruments, Inc.	20,010	(943,472)
TriQuint Semiconductor, Inc.*	29,998	(401,673)
Ultratech, Inc.*	10,800	(315,252)
Veeco Instruments, Inc.*	10,600	(444,458)

		(17,032,356)

Software — (0.2)%
Adobe Systems, Inc.*	15,300	(1,005,822)
Autodesk, Inc.*	16,300	(801,634)
BroadSoft, Inc.*	12,100	(323,433)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Software (cont’d.)
Cadence Design Systems, Inc.*	37,500	$(582,750)
Callidus Software, Inc.*	13,900	(174,028)
Concur Technologies, Inc.*	9,000	(891,630)
Electronic Arts, Inc.*	39,269	(1,139,194)
Ellie Mae, Inc.*	3,800	(109,592)
FireEye, Inc.*	9,700	(597,229)
FleetMatics Group PLC*	5,500	(183,975)
Guidewire Software, Inc.*	12,900	(632,745)
Imperva, Inc.*	2,300	(128,110)
NetSuite, Inc.*	3,500	(331,905)
Oracle Corp.	3,640	(148,912)
Proofpoint, Inc.*	4,600	(170,568)
QLIK Technologies, Inc.*	34,000	(904,060)
Qualys, Inc.*	2,500	(63,575)
Rally Software Development Corp.*	2,300	(30,774)
Red Hat, Inc.*	4,930	(261,191)
salesforce.com, Inc.*	23,190	(1,323,917)
ServiceNow, Inc.*	16,500	(988,680)
Synchronoss Technologies, Inc.*	14,000	(480,060)
Take-Two Interactive Software, Inc.*	38,900	(853,077)
Tangoe, Inc.*	15,800	(293,722)
VMware, Inc. (Class A Stock)*	3,807	(411,232)

		(12,831,815)

Specialty Retail — (0.1)%
Abercrombie & Fitch Co. (Class A Stock)	5,300	(204,050)
Advance Auto Parts, Inc.	5,530	(699,545)
Bed Bath & Beyond, Inc.*	3,410	(234,608)
Cabela’s, Inc.*	12,500	(818,875)
Five Below, Inc.*	19,700	(836,856)
Group 1 Automotive, Inc.	1,500	(98,490)
Jos. A. Bank Clothiers, Inc.*	1,100	(70,730)
Monro Muffler Brake, Inc.	11,300	(642,744)
O’Reilly Automotive, Inc.*	2,600	(385,814)
Pep Boys-Manny Moe & Jack (The)*	22,400	(284,928)
Restoration Hardware Holdings, Inc.*	12,800	(941,952)
Sally Beauty Holdings, Inc.*	13,000	(356,200)
Signet Jewelers Ltd.	8,100	(857,466)
Sonic Automotive, Inc. (Class A Stock)	7,000	(157,360)
Stage Stores, Inc.	14,200	(347,190)
Tiffany & Co.	3,700	(318,755)
Vitamin Shoppe, Inc.*	11,900	(565,488)

		(7,821,051)

Technology Hardware, Storage & Peripherals
Apple, Inc.	450	(241,533)
Cray, Inc.*	6,800	(253,776)
Diebold, Inc.	4,800	(191,472)
Fusion-io, Inc.*	38,000	(399,760)
Seagate Technology PLC	4,280	(240,365)
Silicon Graphics International Corp.*	12,200	(149,816)

		(1,476,722)

Textiles, Apparel & Luxury Goods
Kate Spade & Co.*	14,600	(541,514)
PVH Corp.	6,200	(773,574)
Quiksilver, Inc.*	72,100	(541,471)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Under Armour, Inc. (Class A Stock)*	11,420	$(1,309,189)

		(3,165,748)

Thrifts & Mortgage Finance
EverBank Financial Corp.	10,200	(201,246)
MGIC Investment Corp.*	156,817	(1,336,081)
New York Community Bancorp, Inc.	27,000	(433,890)
People’s United Financial, Inc.	25,600	(380,672)

		(2,351,889)

Tobacco
Altria Group, Inc.	20,428	(764,620)
Universal Corp.	15,962	(892,116)

		(1,656,736)

Trading Companies & Distributors
Air Lease Corp.	5,900	(220,011)
Beacon Roofing Supply, Inc.*	11,000	(425,260)
Fastenal Co.	28,010	(1,381,453)
GATX Corp.	3,760	(255,229)
MSC Industrial Direct Co., Inc.	1,400	(121,128)
TAL International Group, Inc.*	13,000	(557,310)

		(2,960,391)

Transportation Infrastructure
Aegean Marine Petroleum Network, Inc. (Greece)	4,497	(44,340)

Water Utilities
Aqua America, Inc.	26,125	(654,954)

Wireless Telecommunication Services
SBA Communications Corp. (Class A Stock)*	12,300	(1,118,808)
United States Cellular Corp.	6,589	(270,215)

		(1,389,023)

TOTAL COMMON STOCKS (proceeds received $236,334,079)		(280,910,335)

EXCHANGE TRADED FUND
SPDR S&P Regional Banking (proceeds received $8,964)	222	(9,186)

PREFERRED STOCK
Automobiles
Volkswagen AG (Germany) (PRFC) (proceeds received $1,530,800)	7,463	(1,935,135)

Interest Rate	Maturity Date	Principal Amount (000)#
CORPORATE BOND
Automobiles
Ford Motor Co.,
Sr. Unsec’d. Notes (cost $753,866)
4.250%	11/15/16	400	(724,250)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
SECURITIES SOLD SHORT (Continued)
U.S. GOVERNMENT AGENCY OBLIGATIONS — (0.1)%
Federal National Mortgage Assoc.
3.000%	TBA	2,000	$(1,930,312)
4.000%	TBA	1,000	(1,039,375)
5.500%	TBA	2,000	(2,208,516)

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (proceeds received $5,167,657) (5,178,203)

U.S. TREASURY OBLIGATIONS
U.S. Treasury Notes
0.250%	08/15/15-10/15/15	1,323	(1,323,335)
0.750%	12/31/17	2,164	(2,122,100)

TOTAL U.S. TREASURY OBLIGATIONS (proceeds received $3,457,474)			(3,445,435)

TOTAL SECURITIES SOLD SHORT (proceeds received $247,252,840)			(292,202,544)

Counterparty	Notional Amount (000)#
OPTIONS WRITTEN*
Call Options
90 Day Euro Euribor,
expiring 12/15/14, Strike Price $99.50	EUR	10,250	(32,478)
5 Year U.S. Treasury Notes Futures,
expiring 05/23/14, Strike Price $120.00		2,500	(4,689)
10 Year Euro-Bund,
expiring 04/25/14, Strike Price $143.00	EUR	1,800	(21,574)
expiring 04/25/14, Strike Price $143.50	EUR	3,400	(28,104)
expiring 04/25/14, Strike Price $144.00	EUR	1,300	(7,164)
expiring 04/25/14, Strike Price $144.50	EUR	4,000	(13,777)
expiring 04/25/14, Strike Price $145.00	EUR	2,100	(4,629)
expiring 05/23/14, Strike Price $144.00	EUR	1,400	(14,272)
10 Year U.S. Treasury Notes Futures,
expiring 04/25/14, Strike Price $124.00		5,600	(23,625)
expiring 04/25/14, Strike Price $124.50		3,600	(9,000)
expiring 05/30/14, Strike Price $128.00		224	(3,500)
British Pound Futures,
expiring 04/30/14, Strike Price $167.50		124	(22,275)
expiring 04/30/14, Strike Price $169.50		72	(719)
expiring 04/30/14, Strike Price $170.50		127	(1,269)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Counterparty	Notional Amount (000)#			Value
OPTIONS WRITTEN* (Continued)
Call Options (cont’d.)
expiring 04/30/14, Strike Price $171.00			84		$(844)
expiring 04/30/14, Strike Price $173.00			1		(13)
expiring 05/31/14, Strike Price $170.50			14		(2,588)
expiring 05/31/14, Strike Price $171.00			36		(4,631)
expiring 05/31/14, Strike Price $171.50			166		(16,625)
expiring 05/31/14, Strike Price $172.00			39		(2,713)
expiring 05/31/14, Strike Price $172.50			42		(2,094)
Currency Option USD vs BRL,
expiring 04/03/14, @FXRate2.40	Goldman Sachs & Co.		1,200		(2)
expiring 05/15/14, @FXRate2.50	Goldman Sachs & Co.		900		(1,000)
expiring 06/10/14, @FXRate2.51	Credit Suisse First Boston Corp.		891		(2,899)
expiring 06/11/14, @FXRate2.52	Barclays Capital Group		879		(2,531)
Currency Option USD vs INR,
expiring 06/11/14, @ FX Rate 64.20	Goldman Sachs & Co.		908		(5,408)
expiring 06/19/14, @ FX Rate 64.90	Barclays Capital Group		770		(4,188)
expiring 06/19/14, @ FX Rate 64.90	Hong Kong & Shanghai Bank		948		(5,156)
expiring 06/26/14, @ FX Rate 64.00	Hong Kong & Shanghai Bank		714		(5,782)
Currency Option USD vs MXN,
expiring 04/10/14, @ FX Rate 13.45	Goldman Sachs & Co.		900		(295)
expiring 05/15/14, @ FX Rate 13.55	Credit Suisse First Boston Corp.		800		(2,639)
Currency Option USD vs RUB,
expiring 04/10/14, @ FX Rate 37.38	Citigroup Global Markets		600		(50)
DAX Index,
expiring 04/30/14, Strike Price $9,700.00		EUR	—	(r)	(484)
expiring 04/30/14, Strike Price $9,800.00		EUR	2		(117,178)
expiring 04/30/14,
Strike Price $9,850.00		EUR	2		(83,494)
expiring 04/30/14,
Strike Price $10,000.00		EUR	1		(13,151)
expiring 04/30/14,
Strike Price $10,150.00		EUR	1		(4,012)
expiring 05/20/14,
Strike Price $10,050.00		EUR	1		(55,564)
Euro STOXX 50 Index,
expiring 04/30/14,
Strike Price $3,225.00		EUR	3		(72,484)

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (Continued)
	Call Options (cont’d.)
	expiring 04/30/14, Strike Price $3,250.00	EUR	6	$(12,212)
	expiring 04/30/14, Strike Price $3,300.00	EUR	2	(9,481)
	expiring 04/30/14, Strike Price $3,325.00	EUR	2	(4,893)
	expiring 05/30/14, Strike Price $3,250.00	EUR	2	(54,745)
	expiring 05/30/14, Strike Price $3,275.00	EUR	2	(38,842)
	FNMA,
expiring 05/05/14, Strike Price $101.38	JPMorgan Chase		2,000	(4,106)
	Japanese Yen Futures,
	expiring 04/30/14, Strike Price $99.50		110	(2,200)
	expiring 04/30/14, Strike Price $100.00		118	(1,175)
	expiring 04/30/14, Strike Price $101.00		110	(550)
	expiring 04/30/14, Strike Price $102.00		114	(569)
	expiring 04/30/14, Strike Price $102.50		111	(556)
	expiring 05/31/14, Strike Price $102.00		555	(44,400)
	expiring 05/31/14, Strike Price $102.50		111	(6,675)
	S&P 500 Index,
	expiring 04/19/14, Strike Price $1,920.00		16	(24,180)
	expiring 04/19/14, Strike Price $1,940.00		40	(21,600)
	expiring 04/19/14, Strike Price $1,960.00		18	(4,956)
	expiring 04/19/14, Strike Price $2,020.00		31	(3,090)
	expiring 05/17/14, Strike Price $1,950.00		13	(39,900)
	expiring 05/17/14, Strike Price $1,960.00		13	(26,600)
	expiring 05/17/14, Strike Price $1,980.00		36	(27,690)
	expiring 06/21/14, Strike Price $1,850.00		6	(302,400)
	expiring 06/21/14, Strike Price $1,850.00		2	(118,800)
	expiring 06/21/14, Strike Price $1,870.00		3	(113,400)
	Sirius XM Holdings, Inc.,
	expiring 04/19/14, Strike Price $3.50		14	(272)
	expiring 06/21/14, Strike Price $3.50		9	(1,012)
	Time Warner Cable, Inc.,
	,expiring 04/19/14, Strike Price $130.00		1	(7,600)
	expiring 07/19/14, Strike Price $130.00		1	(9,600)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Counterparty	Notional Amount (000)#			Value
OPTIONS WRITTEN* (Continued)
Call Options (cont’d.)
expiring 01/17/15, Strike Price $130.00			—	(r)	$(2,640)

					(1,477,044)

Put Options
90 Day Euro Euribor,
expiring 12/15/14, Strike Price $99.50		EUR	10,250		(3,530)
5 Year iTraxx.O EU.20,
expiring 06/18/14, Strike Price $0.90	Bank of America	EUR	100		(114)
expiring 06/18/14, Strike Price $0.90	BNP Paribas	EUR	1,800		(2,256)
expiring 06/18/14, Strike Price $0.90	BNP Paribas	EUR	100		(125)
expiring 06/18/14, Strike Price $0.90	Citigroup Global Markets	EUR	1,900		(2,381)
expiring 06/18/14, Strike Price $0.90	Citigroup Global Markets	EUR	1,500		(1,880)
expiring 06/18/14, Strike Price $0.90	Deutsche Bank AG	EUR	200		(228)
expiring 06/18/14, Strike Price $0.90	Goldman Sachs & Co.	EUR	800		(1,002)
expiring 06/18/14, Strike Price $0.90	JPMorgan Chase	EUR	700		(877)
expiring 06/18/14, Strike Price $0.90	Morgan Stanley	EUR	300		(341)
expiring 06/18/14, Strike Price $1.00	Goldman Sachs & Co.	EUR	100		(141)
expiring 09/17/14, Strike Price $1.10	JPMorgan Chase	EUR	300		(876)
5 Year iTraxx.O EU.21,
expiring 09/17/14, Strike Price $1.10	BNP Paribas	EUR	600		(1,753)
5 Year iTraxx.O RU.21,
expiring 09/17/14, Strike Price $1.10	Goldman Sachs & Co.	EUR	200		(584)
10 Year Euro-Bund,
expiring 04/25/14, Strike Price $142.50		EUR	2,800		(12,344)
10 Year U.S. Treasury Notes Futures,
expiring 05/30/14, Strike Price $120.00			89		(2,781)
expiring 05/30/14, Strike Price $120.50			313		(14,672)
expiring 05/30/14, Strike Price $121.00			357		(22,313)
expiring 05/30/14, Strike Price $121.50			177		(19,359)
expiring 05/31/14, Strike Price $122.00			178		(30,594)
expiring 06/30/14, Strike Price $120.50			178		(8,344)
expiring 06/30/14, Strike Price $121.00			133		(27,016)
British Pound Futures,
expiring 04/30/14, Strike Price $158.00			86		(856)

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
expiring 04/30/14, Strike Price $158.50			3	$(31)
expiring 04/30/14, Strike Price $162.50			263	(2,625)
expiring 04/30/14, Strike Price $163.00			41	(413)
expiring 04/30/14, Strike Price $163.50			83	(1,663)
expiring 05/31/14, Strike Price $159.50			83	(2,494)
expiring 05/31/14, Strike Price $160.00			111	(4,425)
expiring 05/31/14, Strike Price $160.50			164	(9,863)
Currency Option USD vs JPY,
expiring 04/07/14, @ FX Rate 102.00	Hong Kong & Shanghai Bank		2,200	(3,128)
expiring 04/17/14, @ FX Rate 101.25	JPMorgan Chase		800	(1,802)
expiring 04/23/14, @ FX Rate 101.00	UBS AG		1,200	(2,448)
expiring 05/20/14, @ FX Rate 99.70	Citigroup Global Markets		900	(2,417)
expiring 05/20/14, @ FX Rate 100.60	Goldman Sachs & Co.		1,200	(4,960)
expiring 05/20/14, @ FX Rate 100.75	Bank of America		600	(2,660)
expiring 06/05/14, @ FX Rate 100.00	Citigroup Global Markets		730	(3,340)
expiring 02/18/16, @ FX Rate 91.00	Barclays Capital Group		1,400	(30,172)
expiring 02/18/16, @ FX Rate 91.00	Goldman Sachs & Co.		1,700	(36,637)
expiring 02/18/16, @ FX Rate 91.00	JPMorgan Chase		3,600	(77,585)
expiring 02/18/19, @ FX Rate 80.00	Bank of America		2,800	(145,309)
expiring 02/28/19, @ FX Rate 80.00	Bank of America		700	(36,714)
DAX Index,
expiring 04/17/14, Strike Price $8,900.00		EUR	1	(20,247)
expiring 04/30/14, Strike Price $7,950.00		EUR	2	(5,188)
expiring 04/30/14, Strike Price $8,450.00		EUR	1	(6,423)
expiring 04/30/14, Strike Price $8,550.00		EUR	3	(23,784)
expiring 04/30/14, Strike Price $8,700.00		EUR	1	(11,417)
expiring 04/30/14, Strike Price $8,800.00		EUR	1	(15,275)
expiring 05/30/14, Strike Price $8,350.00		EUR	1	(66,367)
expiring 06/30/14, Strike Price $9,100.00		EUR	1	(205,264)
Euro STOXX 50 Index,
expiring 04/30/14, Strike Price $2,525.00		EUR	2	(1,223)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
expiring 04/30/14, Strike Price $2,600.00		EUR	— (r)	$(7)
expiring 04/30/14, Strike Price $2,775.00		EUR	4	(7,324)
expiring 04/30/14, Strike Price $2,800.00		EUR	2	(4,282)
expiring 04/30/14, Strike Price $2,825.00		EUR	4	(12,206)
expiring 04/30/14, Strike Price $2,850.00		EUR	4	(12,234)
expiring 04/30/14, Strike Price $2,925.00		EUR	2	(11,517)
expiring 04/30/14, Strike Price $2,950.00		EUR	2	(3,058)
expiring 05/30/14, Strike Price $2,700.00		EUR	2	(16,210)
expiring 06/30/14, Strike Price $2,825.00		EUR	2	(81,833)
expiring 06/30/14, Strike Price $2,875.00		EUR	2	(104,597)
FNMA,
expiring 05/05/14, Strike Price $98.38	JPMorgan Chase		2,000	(2,785)
Inflation Floor Option, Inflation on the CPI
Urban Consumer NSA,
expiring 04/07/20, Strike Price $216.69	Citigroup Global Markets		2,700	(2,502)
expiring 09/29/20, Strike Price $217.97	Citigroup Global Markets		500	(447)
expiring 09/29/20, Strike Price $217.97	Citigroup Global Markets		300	(268)
expiring 10/13/20, Strike Price $218.01	Deutsche Bank AG		500	(403)
Interest Rate Swap Options,
Receive a fixed rate of 2.85% and pay a floating rate based on 3-month LIBOR, expiring 04/14/14	Deutsche Bank AG		4,100	—
Receive a fixed rate of 0.20% and pay a floating rate based on 3-month LIBOR, expiring 03/16/15	Bank of America		1,400	(3,812)
Receive a fixed rate of 2.00% and pay a floating rate based on 3-month LIBOR, expiring 03/16/15	Goldman Sachs & Co.		3,400	(9,259)
Receive a fixed rate of 2.50% and pay a floating rate based on 3-month LIBOR, expiring 09/21/15	Bank of America		8,000	(228,382)
Receive a fixed rate of 2.50% and pay a floating rate based on 3-month LIBOR, expiring 09/21/15	Citigroup Global Markets		5,000	(142,739)

Counterparty	Notional Amount (000)#	Value
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
Japanese Yen Futures,
expiring 04/30/14, Strike Price $94.00	56	$(563)
expiring 04/30/14, Strike Price $94.50	120	(2,400)
expiring 04/30/14, Strike Price $95.00	158	(6,300)
expiring 04/30/14, Strike Price $96.00	54	(8,600)
expiring 05/31/14, Strike Price $93.50	111	(15,575)
expiring 05/31/14, Strike Price $94.00	223	(44,500)
expiring 05/31/14, Strike Price $94.50	111	(31,150)
S&P 500 Index,
expiring 04/19/14, Strike Price $1,610.00	13	(4,655)
expiring 04/19/14, Strike Price $1,620.00	13	(4,690)
expiring 04/19/14, Strike Price $1,640.00	13	(5,360)
expiring 04/19/14, Strike Price $1,650.00	27	(13,350)
expiring 04/19/14, Strike Price $1,660.00	18	(8,950)
expiring 04/19/14, Strike Price $1,670.00	13	(10,640)
expiring 04/19/14, Strike Price $1,680.00	36	(26,625)
expiring 04/19/14, Strike Price $1,690.00	13	(10,906)
expiring 04/19/14, Strike Price $1,700.00	27	(22,695)
expiring 04/19/14, Strike Price $1,710.00	13	(11,970)
expiring 04/19/14, Strike Price $1,720.00	13	(13,300)
expiring 05/17/14, Strike Price $1,560.00	13	(17,290)
expiring 05/17/14, Strike Price $1,600.00	13	(24,605)
expiring 05/17/14, Strike Price $1,650.00	9	(25,810)
expiring 05/17/14, Strike Price $1,675.00	9	(33,000)
expiring 06/21/14, Strike Price $1,835.00	7	(251,485)
expiring 06/21/14, Strike Price $1,840.00	6	(216,600)
expiring 06/21/14, Strike Price $1,845.00	5	(178,080)

		(2,511,205)

TOTAL OPTIONS WRITTEN (premiums received $6,320,446)		(3,988,249)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Value
TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 101.4%
(cost $6,994,582,652)	$7,922,704,499
Liabilities in excess of other assets(x) — (1.4)%	(106,187,301)

NET ASSETS — 100.0%	$7,816,517,198

The following abbreviations are used in the Portfolio descriptions:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
ADR	American Depositary Receipt
ASX	Australian Securities Exchange
BABs	Build America Bonds
BBSW	Australian Bank Bill Swap Reference Rate
bps	Basis Points
CAC	French Stock Index
CBOE	Chicago Board Options Exchange
CDO	Collateralized Debt Obligation
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CPI	Consumer Price Index
CVR	Contingent Value Rights
CVT	Convertible Security
DAX	German Stock Index
DJUBSTR	Dow Jones-UBS Commodity Index Total Return
EAFE	Europe, Australasia, Far East
ETF	Exchange Traded Fund
Euribor	Euro Interbank Offered Rate
FDIC	Federal Deposit Insurance Corp.
FNMA	Federal National Mortgage Assoc.
FTSE	Financial Times Stock Exchange
IBEX	Spanish Stock Index
iBoxx	Bond Market Indices
IO	Interest Only
iTraxx	International Credit Default Index
LIBOR	London Interbank Offered Rate
LME	London Metal Exchange
MBS	Mortgage-Backed Security
MIB	Milano Italia Borsa
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
N/A	Not Applicable
NSA	Non-Seasonally Adjusted
PRFC	Preference Shares
PIK	Payment-in-Kind
RBOB	Reformulated Blendstock for Oxygenate Blending
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit

SPDR	Standard & Poor’s Depositary Receipts
SPI	Swiss Performance Index
STOXX	Blue-chip index for the Eurozone
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
TOPIX	Tokyo Stock Price Index
TSX	Toronto Stock Exchange
ULSD	Ultra Low Sulfur Diesel
WTI	West Texas Intermediate
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan
DKK	Danish Krone
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market Value of such securities, including those sold and pending settlement, is $269,769,785; cash collateral of $275,612,157 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2014.
(d)	Represents issuer in default on interest payments. Non- income producing security. Such securities may be post maturity.
(g)	Indicates a security that has been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(m)	Repurchase agreements are collateralized by U.S. Treasury Notes (coupon rates 0.250-2.625%, maturity dates 09/15/15-11/15/20), with the aggregate Value, including accrued interest, of $103,174,070.
(n)	Rate shown reflects yield to maturity at purchase date.
(p)	Interest rate not available as of March 31, 2014.
(r)	Notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(u)	Represents security, or a portion thereof, segregated as collateral for short contracts.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

underlying portfolios in which the Portfolio invests.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at March 31, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions:
240	90 Day Euro Dollar	Jun. 2014	$59,815,750	$59,853,000	$37,250
848	90 Day Euro Dollar	Sep. 2014	211,250,288	211,427,600	177,312
222	90 Day Euro Dollar	Dec. 2014	55,272,465	55,322,400	49,935
8	90 Day Euro Dollar	Sep. 2015	1,982,534	1,982,300	(234)
47	90 Day Euro Dollar	Dec. 2015	11,618,237	11,614,288	(3,949)
7	90 Day Euro Dollar	Mar. 2016	1,730,488	1,724,625	(5,863)
6	90 Day Euro Dollar	Jun. 2016	1,477,859	1,473,675	(4,184)
35	90 Day Euro Euribor	Jun. 2014	12,021,953	12,019,542	(2,411)
42	90 Day Euro Euribor	Sep. 2014	14,422,727	14,424,897	2,170
30	90 Day Euro Euribor	Dec. 2014	10,297,815	10,301,948	4,133
100	90 Day Sterling	Jun. 2014	20,710,368	20,726,706	16,338
229	90 Day Sterling	Sep. 2014	47,386,426	47,430,751	44,325
15	90 Day Sterling	Dec. 2014	3,102,442	3,102,129	(313)
99	2 Year U.S. Treasury Notes	Jun. 2014	21,761,437	21,736,688	(24,749)
111	5 Year U.S. Treasury Notes	Jun. 2014	13,287,914	13,203,797	(84,117)
12	10 Year Australian Treasury Bonds	Jun. 2014	9,558,120	9,563,604	5,484
157	10 Year Euro-Bund	Jun. 2014	30,903,316	31,011,972	108,656
8	10 Year Mini Japanese Government Bonds	Jun. 2014	1,122,860	1,121,000	(1,860)
449	10 Year U.K. Gilt	Jun. 2014	81,652,487	81,988,180	335,693
1,051	10 Year U.S. Treasury Notes	Jun. 2014	130,256,386	129,798,500	(457,886)
9	20 Year U.S. Treasury Bonds	Jun. 2014	1,189,055	1,198,969	9,914
20	Amsterdam Index	Apr. 2014	2,144,993	2,223,539	78,546
45	CAC40 10 Euro	Apr. 2014	2,683,022	2,722,182	39,160
8	CBOE Volatility Index	May 2014	131,600	126,800	(4,800)
54	DAX Index	Jun. 2014	17,113,447	17,829,329	715,882
400	Euro STOXX 50	Jun. 2014	16,160,609	17,082,949	922,340
141	Euro-BTP Italian Government Bond	Jun. 2014	23,225,082	23,642,126	417,044
289	FTSE 100 Index	Jun. 2014	31,296,542	31,526,790	230,248
8	FTSE/MIB Index	Jun. 2014	1,170,044	1,179,275	9,231
12	Hang Seng Index	Apr. 2014	1,692,207	1,712,628	20,421
85	Mini MSCI EAFE Index	Jun. 2014	7,838,346	8,053,750	215,404
333	Russell 2000 Mini Index	Jun. 2014	39,180,780	38,977,650	(203,130)
285	S&P 500 E-Mini	Jun. 2014	26,358,735	26,570,550	211,815
374	S&P 500 Index	Jun. 2014	172,016,625	174,340,100	2,323,475
515	S&P Mid 400 E-Mini	Jun. 2014	70,043,639	70,807,350	763,711
25	S&P/TSX 60 Index	Jun. 2014	3,668,832	3,699,683	30,851
394	TOPIX Index	Jun. 2014	46,695,762	45,921,814	(773,948)

					5,201,894

Short Positions:
127	2 Year U.S. Treasury Notes	Jun. 2014	27,915,750	27,884,438	31,312
16	3 Year Australian Treasury Bonds	Jun. 2014	4,308,135	4,305,692	2,443
72	5 Year U.S. Treasury Notes	Jun. 2014	8,610,094	8,564,625	45,469
366	10 Year Australian Treasury Bonds	Jun. 2014	301,869,111	302,042,318	(173,207)
981	10 Year Canadian Government Bonds	Jun. 2014	114,805,099	115,297,449	(492,350)
266	10 Year Euro-Bund	Jun. 2014	52,249,173	52,542,577	(293,404)
17	10 Year Japanese Bonds	Jun. 2014	23,845,953	23,819,600	26,353
65	10 Year U.K. Gilt	Jun. 2014	11,802,361	11,869,113	(66,752)
250	10 Year U.S. Treasury Notes	Jun. 2014	31,059,026	30,875,000	184,026
19	10 Year USD Deliverable Interest Rate Swap	Jun. 2014	1,902,524	1,911,282	(8,758)
97	20 Year U.S. Treasury Bonds	Jun. 2014	12,860,078	12,922,219	(62,141)
29	30 Year USD Deliverable Interest Rate Swap	Jun. 2014	2,988,133	2,996,063	(7,930)
73	ASX SPI 200 Index	Jun. 2014	9,076,376	9,127,708	(51,332)
38	Hang Seng Index	Apr. 2014	5,367,679	5,423,322	(55,643)
16	IBEX 35 Index	Apr. 2014	2,200,738	2,273,465	(72,727)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Financial futures contracts open at March 31, 2014 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)(1)
Short Positions (cont’d.)
462	S&P 500 E-Mini	Jun. 2014	$42,976,259	$43,072,260	$(96,001)

					(1,090,642)

					$4,111,252

Commodity futures contracts open at March 31, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions:
20	Brent Crude	May 2014	$2,170,800	$2,155,200	$(15,600)
156	Brent Crude	Jul. 2014	16,713,267	16,754,400	41,133
123	Coffee ’C’	May 2014	6,442,294	8,205,637	1,763,343
114	Copper	May 2014	9,222,105	8,622,675	(599,430)
114	Copper	Jul. 2014	9,193,058	8,612,700	(580,358)
525	Corn	May 2014	11,670,147	13,177,500	1,507,353
339	Corn	Dec. 2014	8,000,660	8,445,337	444,677
58	Cotton No. 2	May 2014	2,568,401	2,712,080	143,679
43	Cotton No. 2	Dec. 2014	1,692,275	1,720,000	27,725
8	Gas Oil	May 2014	716,000	716,000	—
51	Gasoline RBOB	May 2014	6,262,425	6,250,142	(12,283)
21	Gasoline RBOB	Jul. 2014	2,495,305	2,539,807	44,502
277	Gold 100 OZ	Jun. 2014	37,171,477	35,561,260	(1,610,217)
48	Hard Red Winter Wheat	May 2014	1,572,247	1,833,600	261,353
48	Hard Red Winter Wheat	Jul. 2014	1,660,459	1,836,600	176,141
70	Lean Hogs	Jun. 2014	3,494,937	3,560,900	65,963
87	Lean Hogs	Oct. 2014	2,982,480	3,580,920	598,440
77	Live Cattle	Jun. 2014	3,955,748	4,235,000	279,252
78	Live Cattle	Aug. 2014	4,187,687	4,197,960	10,273
23	LME Copper	Jun. 2014	3,826,743	3,823,463	(3,280)
75	LME Nickel	May 2014	6,343,942	7,150,950	807,008
33	LME Nickel	Jul. 2014	3,199,326	3,150,180	(49,146)
407	LME PRI Aluminum	May 2014	17,882,778	17,991,944	109,166
91	LME PRI Aluminum	Jul. 2014	3,971,938	4,079,644	107,706
140	LME Zinc	May 2014	7,004,981	6,912,500	(92,481)
11	LME Zinc	Jun. 2014	561,660	545,050	(16,610)
88	LME Zinc	Jul. 2014	4,472,294	4,375,800	(96,494)
363	Natural Gas	May 2014	16,309,030	15,866,730	(442,300)
130	Natural Gas	Oct. 2014	5,802,865	5,764,200	(38,665)
29	Natural Gas	Apr. 2015	1,179,573	1,173,340	(6,233)
142	No. 2 Soft Red Winter Wheat	May 2014	4,168,237	4,950,475	782,238
141	No. 2 Soft Red Winter Wheat	Jul. 2014	4,661,080	4,945,575	284,495
77	NY Harbor ULSD	May 2014	9,554,322	9,474,973	(79,349)
3	NY Harbor ULSD	Dec. 2014	376,064	367,441	(8,623)
138	Silver	May 2014	13,901,504	13,628,880	(272,624)
114	Soybean	May 2014	7,514,590	8,344,800	830,210
49	Soybean	Jul. 2014	3,246,377	3,502,275	255,898
16	Soybean	Nov. 2014	932,800	949,800	17,000
82	Soybean Meal	May 2014	3,464,462	3,930,260	465,798
85	Soybean Meal	Jul. 2014	3,532,485	3,940,600	408,115
194	Soybean Oil	May 2014	4,565,630	4,704,888	139,258
123	Soybean Oil	Jul. 2014	3,097,184	2,998,494	(98,690)
551	Sugar #11 (World)	May 2014	10,052,757	10,966,222	913,465
11	Sugar #11 (World)	Oct. 2014	226,363	228,536	2,173
132	WTI Crude	May 2014	13,038,230	13,408,560	370,330
6	WTI Crude	Jun. 2014	553,030	604,920	51,890
80	WTI Crude	Dec. 2014	7,381,154	7,626,400	245,246

					7,131,447

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Commodity futures contracts open at March 31, 2014 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)(1)
Short Positions:
43	LME Nickel	May 2014	$4,045,833	$4,099,878	$(54,045)
5	LME Nickel	Jun. 2014	459,900	477,000	(17,100)
1	LME Nickel	Jul. 2014	94,302	95,460	(1,158)
204	LME PRI Aluminum	May 2014	9,014,118	9,018,075	(3,957)
65	LME PRI Aluminum	Jun. 2014	2,872,188	2,893,719	(21,531)
8	LME PRI Aluminum	Jul. 2014	349,360	358,650	(9,290)
82	LME Zinc	May 2014	4,120,136	4,048,750	71,386
30	LME Zinc	Jul. 2014	1,544,654	1,491,750	52,904

					17,209

					$7,148,656

(1)	Cash of $5,619,030 and U.S. Treasury Securities with a market value of $64,774,805 has been segregated to cover requirement for open futures contracts as of March 31, 2014. In addition, cash and cash equivalents have been earmarked to cover the notional amount of commodity futures contracts as of March 31, 2014.

Forward foreign currency exchange contracts outstanding at March 31, 2014:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 04/02/14	Bank of America	AUD	1,860	$1,715,777	$1,724,732	$8,955
Expiring 04/02/14	Citigroup Global Markets	AUD	651	587,569	603,657	16,088
Expiring 04/02/14	Deutsche Bank AG	AUD	443	395,979	410,783	14,804
Expiring 04/02/14	JPMorgan Chase	AUD	15,276	14,090,720	14,165,063	74,343
Expiring 06/18/14	Barclays Capital Group	AUD	12,118	10,788,639	11,177,145	388,506
Expiring 06/18/14	UBS AG	AUD	3,200	2,871,549	2,951,520	79,971
Brazilian Real,
Expiring 04/02/14	Barclays Capital Group	BRL	8,321	3,677,061	3,665,426	(11,635)
Expiring 04/02/14	Barclays Capital Group	BRL	702	300,000	309,094	9,094
Expiring 04/02/14	BNP Paribas	BRL	818	361,260	360,117	(1,143)
Expiring 04/02/14	Citigroup Global Markets	BRL	5,666	2,503,881	2,495,958	(7,923)
Expiring 04/02/14	Credit Suisse First Boston Corp.	BRL	17,825	7,552,811	7,851,628	298,817
Expiring 04/02/14	Credit Suisse First Boston Corp.	BRL	7,750	3,283,962	3,413,888	129,926
Expiring 04/02/14	Goldman Sachs & Co.	BRL	702	310,075	309,094	(981)
Expiring 04/02/14	JPMorgan Chase	BRL	14,727	6,240,386	6,487,279	246,893
Expiring 04/02/14	Morgan Stanley	BRL	518	219,750	228,299	8,549
Expiring 04/02/14	UBS AG	BRL	8,942	3,769,857	3,938,934	169,077
Expiring 04/02/14	UBS AG	BRL	3,139	1,387,092	1,382,703	(4,389)
British Pound,
Expiring 04/02/14	Goldman Sachs & Co.	GBP	2,627	4,402,468	4,379,511	(22,957)
Expiring 04/02/14	JPMorgan Chase	GBP	954	1,586,153	1,590,428	4,275
Expiring 04/02/14	Royal Bank of Canada	GBP	12,814	21,115,289	21,362,797	247,508
Expiring 05/02/14	Deutsche Bank AG	GBP	957	1,589,586	1,595,082	5,496
Expiring 06/12/14	Barclays Capital Group	GBP	216	358,950	359,905	955
Expiring 06/18/14	Barclays Capital Group	GBP	19,948	33,233,193	33,235,558	2,365
Expiring 06/18/14	Barclays Capital Group	GBP	1,560	2,599,588	2,599,773	185
Expiring 06/18/14	Morgan Stanley	GBP	8,425	14,035,430	14,037,784	2,354
Expiring 06/18/14	Morgan Stanley	GBP	2,376	3,946,238	3,959,266	13,028
Expiring 06/18/14	Morgan Stanley	GBP	1,029	1,709,187	1,714,830	5,643
Expiring 06/18/14	Morgan Stanley	GBP	931	1,550,582	1,550,842	260
Expiring 06/18/14	UBS AG	GBP	2,313	3,843,058	3,852,975	9,917
Canadian Dollar,
Expiring 04/02/14	Royal Bank of Scotland Group PLC	CAD	1,166	1,054,548	1,055,024	476
Expiring 04/02/14	Royal Bank of Scotland Group PLC	CAD	111	99,285	100,528	1,243
Expiring 05/05/14	Westpac Banking Corp.	CAD	112	101,000	101,443	443
Expiring 06/18/14	Barclays Capital Group	CAD	9,874	8,919,925	8,914,892	(5,033)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2014 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Canadian Dollar (cont’d.),
Expiring 06/18/14	Barclays Capital Group	CAD	7,473	$6,626,083	$6,747,268	$121,185
Expiring 06/18/14	Barclays Capital Group	CAD	5,328	4,733,938	4,810,521	76,583
Expiring 06/18/14	Barclays Capital Group	CAD	4,529	4,087,132	4,088,553	1,421
Expiring 06/18/14	Barclays Capital Group	CAD	3,929	3,537,088	3,547,591	10,503
Expiring 06/18/14	Barclays Capital Group	CAD	3,923	3,511,100	3,541,868	30,768
Expiring 06/18/14	Barclays Capital Group	CAD	3,228	2,862,083	2,914,428	52,345
Expiring 06/18/14	Barclays Capital Group	CAD	2,452	2,178,748	2,213,994	35,246
Expiring 06/18/14	Morgan Stanley	CAD	9,337	8,408,014	8,430,328	22,314
Expiring 06/18/14	Morgan Stanley	CAD	9,250	8,357,702	8,351,204	(6,498)
Expiring 06/18/14	Morgan Stanley	CAD	8,955	8,013,910	8,084,802	70,892
Expiring 06/18/14	Morgan Stanley	CAD	4,099	3,705,622	3,700,504	(5,118)
Chinese Yuan,
Expiring 04/22/14	JPMorgan Chase	CNY	32,154	5,215,105	5,168,665	(46,440)
Expiring 04/25/14	Barclays Capital Group	CNY	1,972	324,000	316,902	(7,098)
Expiring 04/25/14	Citigroup Global Markets	CNY	4,685	768,000	753,027	(14,973)
Expiring 04/25/14	Citigroup Global Markets	CNY	1,604	264,000	257,792	(6,208)
Expiring 04/25/14	Goldman Sachs & Co.	CNY	2,814	462,000	452,250	(9,750)
Expiring 04/25/14	Hong Kong & Shanghai Bank	CNY	1,308	215,000	210,290	(4,710)
Expiring 04/25/14	JPMorgan Chase	CNY	2,811	462,000	451,879	(10,121)
Expiring 04/25/14	JPMorgan Chase	CNY	1,793	294,000	288,268	(5,732)
Expiring 04/25/14	Royal Bank of Scotland Group PLC	CNY	4,687	768,000	753,335	(14,665)
Expiring 04/25/14	UBS AG	CNY	1,318	216,000	211,789	(4,211)
Expiring 04/25/14	UBS AG	CNY	1,311	216,000	210,747	(5,253)
Expiring 09/08/15	Barclays Capital Group	CNY	1,596	260,000	255,062	(4,938)
Expiring 09/08/15	Citigroup Global Markets	CNY	3,448	571,428	550,852	(20,576)
Expiring 09/08/15	Citigroup Global Markets	CNY	1,530	252,893	244,453	(8,440)
Expiring 09/08/15	Citigroup Global Markets	CNY	1,090	177,000	174,204	(2,796)
Expiring 09/08/15	Morgan Stanley	CNY	738	120,000	117,913	(2,087)
Expiring 09/08/15	Morgan Stanley	CNY	554	90,000	88,506	(1,494)
Danish Krone,
Expiring 04/01/14	UBS AG	DKK	3,323	612,523	613,177	654
Euro,
Expiring 04/02/14	Barclays Capital Group	EUR	1,819	2,525,794	2,505,947	(19,847)
Expiring 04/02/14	Citigroup Global Markets	EUR	2,803	3,855,218	3,861,556	6,338
Expiring 04/02/14	Citigroup Global Markets	EUR	1,300	1,790,703	1,790,946	243
Expiring 04/02/14	Credit Suisse First Boston Corp.	EUR	33,776	46,570,406	46,531,600	(38,806)
Expiring 04/02/14	Deutsche Bank AG	EUR	961	1,325,305	1,323,923	(1,382)
Expiring 04/02/14	First Manhattan	EUR	200	274,500	275,530	1,030
Expiring 04/02/14	Hong Kong & Shanghai Bank	EUR	714	985,003	983,643	(1,360)
Expiring 04/02/14	Royal Bank of Canada	EUR	73,822	101,704,761	101,701,150	(3,611)
Expiring 04/02/14	Royal Bank of Scotland Group PLC	EUR	9,654	13,300,316	13,299,844	(472)
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	2	3,157	3,256	99
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	2	2,431	2,499	68
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	2	2,204	2,234	30
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	2	2,212	2,235	23
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	1	1,436	1,495	59
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	1	1,308	1,322	14
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	1	1,262	1,273	11
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	1	905	949	44

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2014 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Euro (cont’d.),
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	1		$978	$1,013	$35
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	1		965	976	11
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	1		787	817	30
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	1		770	784	14
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	1		692	711	19
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	1		617	628	11
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	1		646	650	4
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	1		628	630	2
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	1		665	666	1
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	—	(r)	570	588	18
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	—	(r)	590	600	10
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	—	(r)	436	450	14
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	—	(r)	396	409	13
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	—	(r)	360	372	12
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	—	(r)	367	379	12
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	—	(r)	343	352	9
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	—	(r)	421	428	7
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	—	(r)	477	480	3
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	—	(r)	427	429	2
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	—	(r)	223	233	10
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	—	(r)	194	202	8
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	—	(r)	183	190	7
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	—	(r)	149	155	6
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	—	(r)	183	188	5
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	—	(r)	126	131	5
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	—	(r)	146	150	4
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	—	(r)	191	194	3
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	—	(r)	173	175	2
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	—	(r)	140	142	2

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2014 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Euro (cont’d.),
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	—	(r)	$133	$135	$2
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	—	(r)	121	123	2
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	—	(r)	83	85	2
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	—	(r)	122	124	2
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	—	(r)	103	105	2
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	—	(r)	67	68	1
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	—	(r)	93	94	1
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	—	(r)	75	76	1
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	—	(r)	41	43	2
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	—	(r)	45	46	1
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	—	(r)	62	63	1
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	—	(r)	65	66	1
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	—	(r)	55	56	1
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	—	(r)	28	29	1
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	—	(r)	11	11	—
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	—	(r)	23	23	—
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	—	(r)	9	9	—
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	—	(r)	59	59	—
Expiring 05/02/14	Bank of America	EUR	1,300		1,792,700	1,790,826	(1,874)
Expiring 05/02/14	Barclays Capital Group	EUR	935		1,287,581	1,288,017	436
Expiring 05/07/14	Royal Bank of Scotland Group PLC	EUR	712		980,891	980,976	85
Expiring 05/15/14	Bank of New York Mellon	EUR	39		54,611	54,026	(585)
Expiring 05/15/14	Citigroup Global Markets	EUR	3,750		5,128,640	5,166,176	37,536
Expiring 06/18/14	Barclays Capital Group	EUR	34,413		47,268,350	47,403,777	135,427
Expiring 06/18/14	Barclays Capital Group	EUR	16,553		22,736,696	22,801,838	65,142
Expiring 06/18/14	Barclays Capital Group	EUR	4,054		5,593,743	5,584,209	(9,534)
Expiring 06/18/14	Barclays Capital Group	EUR	1,727		2,383,098	2,379,036	(4,062)
Expiring 06/18/14	Morgan Stanley	EUR	19,685		27,005,592	27,115,820	110,228
Expiring 06/18/14	Morgan Stanley	EUR	7,391		10,155,336	10,181,193	25,857
Expiring 06/18/14	Morgan Stanley	EUR	7,178		9,846,864	9,887,056	40,192
Expiring 06/18/14	Morgan Stanley	EUR	3,262		4,482,195	4,493,607	11,412
Expiring 06/18/14	UBS AG	EUR	8,000		11,084,977	11,019,899	(65,078)
Expiring 08/07/14	Royal Bank of Scotland Group PLC	EUR	26		35,715	35,552	(163)
Expiring 08/07/14	Royal Bank of Scotland Group PLC	EUR	1		1,187	1,189	2
Japanese Yen,
Expiring 05/13/14	JPMorgan Chase	JPY	42,200		414,258	408,951	(5,307)
Expiring 06/18/14	Barclays Capital Group	JPY	5,413,442		52,888,112	52,470,269	(417,843)
Expiring 06/18/14	Barclays Capital Group	JPY	2,471,813		24,149,057	23,958,267	(190,790)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2014 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Japanese Yen (cont’d.),
Expiring 06/18/14	Morgan Stanley	JPY	4,352,470	$42,601,027	$42,186,702	$ (414,325)
Expiring 06/18/14	Morgan Stanley	JPY	1,834,475	17,955,441	17,780,812	(174,629)
Expiring 06/18/14	Morgan Stanley	JPY	1,457,105	14,267,367	14,123,115	(144,252)
Expiring 06/18/14	Morgan Stanley	JPY	648,980	6,353,871	6,290,294	(63,577)
Expiring 06/18/14	Morgan Stanley	JPY	540,010	5,262,898	5,234,099	(28,799)
Mexican Peso,
Expiring 05/14/14	BNP Paribas	MXN	2,600	195,731	198,468	2,737
Expiring 05/14/14	Citigroup Global Markets	MXN	7,513	568,155	573,496	5,341
Expiring 05/14/14	Citigroup Global Markets	MXN	5,436	410,869	414,951	4,082
Expiring 05/14/14	Credit Suisse First Boston Corp.	MXN	6,757	504,039	515,787	11,748
Expiring 05/14/14	Deutsche Bank AG	MXN	26,382	1,976,000	2,013,806	37,806
Expiring 05/14/14	Hong Kong & Shanghai Bank	MXN	20,825	1,560,000	1,589,668	29,668
Expiring 05/14/14	Hong Kong & Shanghai Bank	MXN	5,697	426,183	434,874	8,691
Expiring 05/14/14	Hong Kong & Shanghai Bank	MXN	2,752	207,000	210,071	3,071
Expiring 05/14/14	Morgan Stanley	MXN	10,187	764,000	777,597	13,597
Expiring 05/14/14	UBS AG	MXN	6,069	455,000	463,250	8,250
Expiring 05/14/14	UBS AG	MXN	5,137	387,000	392,103	5,103
Expiring 05/19/14	Credit Suisse First Boston Corp.	MXN	4,509	336,000	344,015	8,015
New Zealand Dollar,
Expiring 04/02/14	Morgan Stanley	NZD	15,944	13,724,802	13,834,758	109,956
Expiring 06/18/14	Barclays Capital Group	NZD	10,772	9,300,124	9,288,041	(12,083)
Expiring 06/18/14	Barclays Capital Group	NZD	7,598	6,379,142	6,551,266	172,124
Expiring 06/18/14	Barclays Capital Group	NZD	6,676	5,603,464	5,756,393	152,929
Expiring 06/18/14	Barclays Capital Group	NZD	4,496	3,821,998	3,876,586	54,588
Expiring 06/18/14	Barclays Capital Group	NZD	3,844	3,267,871	3,314,541	46,670
Expiring 06/18/14	Barclays Capital Group	NZD	1,725	1,466,258	1,487,198	20,940
Expiring 06/18/14	Morgan Stanley	NZD	59,287	49,419,514	51,117,916	1,698,402
Expiring 06/18/14	Morgan Stanley	NZD	33,500	27,924,312	28,883,988	959,676
Expiring 06/18/14	Morgan Stanley	NZD	11,600	9,833,215	10,001,885	168,670
Expiring 06/18/14	Morgan Stanley	NZD	10,071	8,543,822	8,683,288	139,466
Expiring 06/18/14	Morgan Stanley	NZD	7,300	6,129,683	6,294,354	164,671
Expiring 06/18/14	Morgan Stanley	NZD	5,078	4,308,974	4,378,440	69,466
Expiring 06/18/14	Morgan Stanley	NZD	4,680	4,037,340	4,035,162	(2,178)
Norwegian Krone,
Expiring 06/18/14	Barclays Capital Group	NOK	280,569	46,546,095	46,712,011	165,916
Expiring 06/18/14	Barclays Capital Group	NOK	116,330	19,298,969	19,367,761	68,792
Expiring 06/18/14	Barclays Capital Group	NOK	30,200	4,975,007	5,028,076	53,069
Expiring 06/18/14	Barclays Capital Group	NOK	25,948	4,274,551	4,320,148	45,597
Expiring 06/18/14	Morgan Stanley	NOK	222,307	36,901,799	37,012,015	110,216
Expiring 06/18/14	Morgan Stanley	NOK	88,912	14,758,965	14,803,046	44,081
Expiring 06/18/14	Morgan Stanley	NOK	29,016	4,768,765	4,830,896	62,131
Expiring 06/18/14	Morgan Stanley	NOK	22,954	3,828,598	3,821,544	(7,054)
Expiring 06/18/14	Morgan Stanley	NOK	22,053	3,678,457	3,671,679	(6,778)
Expiring 06/18/14	Morgan Stanley	NOK	20,954	3,495,111	3,488,671	(6,440)
Expiring 04/27/16	Royal Bank of Scotland Group PLC	NOK	2,551	406,761	414,032	7,271
Singapore Dollar,
Expiring 06/18/14	Barclays Capital Group	SGD	5,182	4,086,240	4,120,081	33,841
Expiring 06/18/14	Barclays Capital Group	SGD	4,979	3,925,500	3,958,509	33,009
Expiring 06/18/14	Barclays Capital Group	SGD	4,459	3,516,075	3,545,194	29,119
Expiring 06/18/14	Barclays Capital Group	SGD	3,353	2,652,740	2,665,807	13,067
Expiring 06/18/14	Barclays Capital Group	SGD	1,636	1,294,497	1,300,874	6,377
South African Rand,
Expiring 04/15/14	Morgan Stanley	ZAR	799	73,607	75,729	2,122
Swedish Krona,
Expiring 05/13/14	Barclays Capital Group	SEK	245	38,435	37,828	(607)
Expiring 06/18/14	Morgan Stanley	SEK	27,303	4,248,729	4,213,080	(35,649)
Expiring 06/18/14	Morgan Stanley	SEK	15,058	2,337,120	2,323,681	(13,439)
Expiring 06/18/14	Morgan Stanley	SEK	13,901	2,163,205	2,145,055	(18,150)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2014 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Swedish Krona (cont’d.),
Expiring 06/18/14	UBS AG	SEK	18,000	$2,819,846	$2,777,599	$(42,247)
Swiss Franc,
Expiring 06/18/14	Barclays Capital Group	CHF	428	489,254	484,691	(4,563)
Expiring 06/18/14	Barclays Capital Group	CHF	178	203,817	201,916	(1,901)
Expiring 06/18/14	Barclays Capital Group	CHF	70	79,537	79,038	(499)
Expiring 06/18/14	Barclays Capital Group	CHF	1	770	765	(5)
Expiring 06/18/14	Morgan Stanley	CHF	1,193	1,360,964	1,350,280	(10,684)
Expiring 06/18/14	Morgan Stanley	CHF	264	301,045	298,682	(2,363)
Expiring 06/18/14	Morgan Stanley	CHF	39	44,581	43,978	(603)
Expiring 06/18/14	Morgan Stanley	CHF	4	4,205	4,148	(57)
Turkish Lira,
Expiring 05/14/14	Goldman Sachs & Co.	TRY	875	383,000	403,185	20,185

				$1,048,108,124	$1,053,307,476	$5,199,352

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 04/02/14	Australia and New Zealand Banking Group	AUD	1,860	$1,672,646	$1,724,733	$(52,087)
Expiring 04/02/14	Barclays Capital Group	AUD	16,370	14,721,083	15,179,502	(458,419)
Expiring 05/02/14	Bank of America	AUD	1,860	1,712,232	1,721,182	(8,950)
Expiring 05/02/14	JPMorgan Chase	AUD	15,276	14,061,741	14,135,905	(74,164)
Expiring 06/18/14	Barclays Capital Group	AUD	8,934	8,255,204	8,240,079	15,125
Expiring 06/18/14	Barclays Capital Group	AUD	8,092	7,477,081	7,463,381	13,700
Expiring 06/18/14	Barclays Capital Group	AUD	7,391	6,579,743	6,816,684	(236,941)
Expiring 06/18/14	Barclays Capital Group	AUD	3,954	3,565,959	3,646,503	(80,544)
Expiring 06/18/14	Barclays Capital Group	AUD	1,723	1,554,077	1,589,179	(35,102)
Expiring 06/18/14	Morgan Stanley	AUD	44,580	39,733,475	41,118,018	(1,384,543)
Expiring 06/18/14	Morgan Stanley	AUD	9,298	8,576,214	8,576,408	(194)
Expiring 06/18/14	Morgan Stanley	AUD	8,843	7,921,876	8,156,110	(234,234)
Expiring 06/18/14	Morgan Stanley	AUD	7,214	6,429,643	6,653,689	(224,046)
Expiring 06/18/14	Morgan Stanley	AUD	6,843	6,172,588	6,311,348	(138,760)
Expiring 06/18/14	Morgan Stanley	AUD	3,899	3,494,153	3,596,503	(102,350)
Expiring 06/18/14	Morgan Stanley	AUD	3,040	2,742,530	2,804,182	(61,652)
Brazilian Real,
Expiring 04/02/14	Barclays Capital Group	BRL	9,023	3,714,805	3,974,521	(259,716)
Expiring 04/02/14	Barclays Capital Group	BRL	4,709	1,938,907	2,074,463	(135,556)
Expiring 04/02/14	Barclays Capital Group	BRL	519	219,750	228,638	(8,888)
Expiring 04/02/14	BNP Paribas	BRL	818	347,000	360,117	(13,117)
Expiring 04/02/14	Citigroup Global Markets	BRL	5,666	2,346,578	2,495,958	(149,380)
Expiring 04/02/14	Credit Suisse First Boston Corp.	BRL	17,825	7,876,551	7,851,628	24,923
Expiring 04/02/14	Goldman Sachs & Co.	BRL	702	300,000	309,094	(9,094)
Expiring 04/02/14	JPMorgan Chase	BRL	9,032	3,747,439	3,978,650	(231,211)
Expiring 04/02/14	JPMorgan Chase	BRL	4,874	2,064,900	2,146,959	(82,059)
Expiring 04/02/14	JPMorgan Chase	BRL	3,040	1,261,268	1,339,086	(77,818)
Expiring 04/02/14	JPMorgan Chase	BRL	821	362,818	361,670	1,148
Expiring 04/02/14	UBS AG	BRL	9,044	3,713,271	3,984,002	(270,731)
Expiring 04/02/14	UBS AG	BRL	3,037	1,287,000	1,337,635	(50,635)
Expiring 04/15/14	Bank of New York Mellon	BRL	12,697	5,188,815	5,574,069	(385,254)
Expiring 04/15/14	Bank of New York Mellon	BRL	6,447	2,721,179	2,830,038	(108,859)
Expiring 04/15/14	Citigroup Global Markets	BRL	4,956	2,177,136	2,175,822	1,314
Expiring 05/05/14	Credit Suisse First Boston Corp.	BRL	17,825	7,495,011	7,784,108	(289,097)
Expiring 05/05/14	Credit Suisse First Boston Corp.	BRL	7,750	3,258,831	3,384,531	(125,700)
Expiring 05/05/14	JPMorgan Chase	BRL	14,727	6,192,239	6,431,492	(239,253)
Expiring 05/05/14	UBS AG	BRL	8,942	3,740,995	3,905,060	(164,065)
Expiring 06/03/14	Citigroup Global Markets	BRL	2,220	903,692	961,689	(57,997)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2014 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real (cont’d.),
Expiring 06/03/14	Citigroup Global Markets	BRL	2,116	$862,636	$916,727	$(54,091)
Expiring 06/03/14	JPMorgan Chase	BRL	3,459	1,401,469	1,498,577	(97,108)
Expiring 07/02/14	JPMorgan Chase	BRL	1,259	520,919	541,032	(20,113)
Expiring 07/02/14	JPMorgan Chase	BRL	90	37,244	38,644	(1,400)
Expiring 08/04/14	Hong Kong & Shanghai Bank	BRL	1,702	700,813	724,667	(23,854)
Expiring 08/04/14	JPMorgan Chase	BRL	2,510	1,032,618	1,068,910	(36,292)
Expiring 08/04/14	JPMorgan Chase	BRL	1,160	480,236	493,862	(13,626)
Expiring 08/04/14	JPMorgan Chase	BRL	897	373,093	381,884	(8,791)
Expiring 08/04/14	JPMorgan Chase	BRL	360	151,026	153,446	(2,420)
British Pound,
Expiring 04/02/14	Barclays Capital Group	GBP	7,101	11,794,029	11,838,569	(44,540)
Expiring 04/02/14	Barclays Capital Group	GBP	1,410	2,340,400	2,350,633	(10,233)
Expiring 04/02/14	Citigroup Global Markets	GBP	203	338,923	338,424	499
Expiring 04/02/14	Goldman Sachs & Co.	GBP	4,824	8,052,708	8,042,163	10,545
Expiring 04/02/14	JPMorgan Chase	GBP	1,824	3,011,129	3,040,818	(29,689)
Expiring 04/02/14	JPMorgan Chase	GBP	1,033	1,722,486	1,722,130	356
Expiring 05/02/14	Barclays Capital Group	GBP	114	189,619	190,010	(391)
Expiring 05/02/14	Deutsche Bank AG	GBP	164	270,503	273,347	(2,844)
Expiring 05/02/14	Royal Bank of Canada	GBP	12,814	21,110,625	21,358,140	(247,515)
Expiring 06/12/14	Morgan Stanley	GBP	2,072	3,471,667	3,452,421	19,246
Expiring 06/18/14	Barclays Capital Group	GBP	2,366	3,914,224	3,942,490	(28,266)
Expiring 06/18/14	Barclays Capital Group	GBP	1,061	1,755,710	1,768,389	(12,679)
Expiring 06/18/14	Morgan Stanley	GBP	1,705	2,850,321	2,839,873	10,448
Expiring 06/18/14	Morgan Stanley	GBP	1,611	2,694,582	2,684,705	9,877
Canadian Dollar,
Expiring 04/02/14	Royal Bank of Scotland Group PLC	CAD	893	800,547	807,787	(7,240)
Expiring 04/02/14	Royal Bank of Scotland Group PLC	CAD	178	160,635	161,281	(646)
Expiring 04/02/14	Royal Bank of Scotland Group PLC	CAD	151	136,212	136,748	(536)
Expiring 04/02/14	Royal Bank of Scotland Group PLC	CAD	55	48,882	49,735	(853)
Expiring 04/04/14	Royal Bank of Scotland Group PLC	CAD	1,846	1,669,289	1,670,047	(758)
Expiring 04/04/14	Royal Bank of Scotland Group PLC	CAD	23	20,829	20,842	(13)
Expiring 04/04/14	Royal Bank of Scotland Group PLC	CAD	13	11,908	11,903	5
Expiring 05/22/14	Royal Bank of Scotland Group PLC	CAD	313	277,678	282,434	(4,756)
Expiring 05/22/14	Royal Bank of Scotland Group PLC	CAD	5	4,530	4,546	(16)
Expiring 05/22/14	Royal Bank of Scotland Group PLC	CAD	1	968	968	—
Expiring 05/22/14	Royal Bank of Scotland Group PLC	CAD	1	715	713	2
Expiring 06/18/14	Barclays Capital Group	CAD	57,232	51,530,512	51,671,714	(141,202)
Expiring 06/18/14	Barclays Capital Group	CAD	26,228	23,615,237	23,679,947	(64,710)
Expiring 06/18/14	Morgan Stanley	CAD	30,883	27,824,277	27,883,196	(58,919)
Expiring 06/18/14	Morgan Stanley	CAD	12,962	11,677,845	11,702,573	(24,728)
Expiring 06/18/14	Morgan Stanley	CAD	6,382	5,781,673	5,761,649	20,024
Expiring 06/18/14	Morgan Stanley	CAD	2,812	2,549,649	2,539,019	10,630
Expiring 06/18/14	UBS AG	CAD	4,500	4,045,133	4,062,842	(17,709)
Expiring 06/19/14	Citigroup Global Markets	CAD	5,477	4,934,101	4,944,814	(10,713)
Chinese Yuan,
Expiring 04/22/14	UBS AG	CNY	32,154	5,259,463	5,168,664	90,799
Expiring 07/23/14	JPMorgan Chase	CNY	32,154	5,189,015	5,161,555	27,460

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2014 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Danish Krone,
Expiring 04/01/14	BNP Paribas	DKK	55,700	$10,157,931	$10,278,056	$ (120,125)
Expiring 04/01/14	BNP Paribas	DKK	1,075	195,883	198,365	(2,482)
Expiring 04/01/14	Hong Kong & Shanghai Bank	DKK	3,360	622,759	620,005	2,754
Expiring 05/13/14	JPMorgan Chase	DKK	720	132,882	132,897	(15)
Expiring 07/01/14	UBS AG	DKK	3,323	612,885	613,543	(658)
Euro,
Expiring 04/02/14	Bank of America	EUR	1,300	1,792,788	1,790,946	1,842
Expiring 04/02/14	Barclays Capital Group	EUR	71,041	97,787,919	97,870,049	(82,130)
Expiring 04/02/14	Barclays Capital Group	EUR	7,526	10,440,391	10,368,202	72,189
Expiring 04/02/14	Barclays Capital Group	EUR	1,553	2,159,291	2,139,492	19,799
Expiring 04/02/14	BNP Paribas	EUR	758	1,043,062	1,044,260	(1,198)
Expiring 04/02/14	Deutsche Bank AG	EUR	86	118,305	118,478	(173)
Expiring 04/02/14	Morgan Stanley	EUR	1,489	2,067,774	2,051,322	16,452
Expiring 04/02/14	UBS AG	EUR	41,296	56,492,549	56,891,389	(398,840)
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	22	29,728	29,603	125
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	3	3,467	3,617	(150)
Expiring 05/02/14	Credit Suisse First Boston Corp.	EUR	33,776	46,567,771	46,528,472	39,299
Expiring 05/02/14	Royal Bank of Canada	EUR	73,822	101,699,519	101,694,312	5,207
Expiring 05/02/14	Royal Bank of Scotland Group PLC	EUR	9,654	13,299,630	13,298,949	681
Expiring 05/07/14	Royal Bank of Scotland Group PLC	EUR	69	94,842	94,964	(122)
Expiring 05/07/14	Royal Bank of Scotland Group PLC	EUR	49	65,836	66,939	(1,103)
Expiring 05/07/14	Royal Bank of Scotland Group PLC	EUR	43	59,099	59,252	(153)
Expiring 05/07/14	Royal Bank of Scotland Group PLC	EUR	40	54,198	55,303	(1,105)
Expiring 05/07/14	Royal Bank of Scotland Group PLC	EUR	37	49,791	50,605	(814)
Expiring 05/07/14	Royal Bank of Scotland Group PLC	EUR	27	36,767	37,366	(599)
Expiring 05/07/14	Royal Bank of Scotland Group PLC	EUR	27	36,901	36,939	(38)
Expiring 05/07/14	Royal Bank of Scotland Group PLC	EUR	24	32,194	32,776	(582)
Expiring 05/07/14	Royal Bank of Scotland Group PLC	EUR	22	30,363	30,587	(224)
Expiring 05/07/14	Royal Bank of Scotland Group PLC	EUR	22	29,569	29,946	(377)
Expiring 05/07/14	Royal Bank of Scotland Group PLC	EUR	22	29,633	29,733	(100)
Expiring 05/07/14	Royal Bank of Scotland Group PLC	EUR	21	28,374	28,611	(237)
Expiring 05/07/14	Royal Bank of Scotland Group PLC	EUR	20	26,991	27,224	(233)
Expiring 05/07/14	Royal Bank of Scotland Group PLC	EUR	18	24,860	25,409	(549)
Expiring 05/07/14	Royal Bank of Scotland Group PLC	EUR	17	23,475	23,754	(279)
Expiring 05/07/14	Royal Bank of Scotland Group PLC	EUR	17	23,454	23,595	(141)
Expiring 05/07/14	Royal Bank of Scotland Group PLC	EUR	16	22,098	22,152	(54)
Expiring 05/07/14	Royal Bank of Scotland Group PLC	EUR	15	20,482	20,765	(283)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2014 (continued):

Sale Contracts	Counterparty		Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Euro (cont’d.),
Expiring 05/07/14	Royal Bank of Scotland Group PLC	EUR	15		$19,672	$20,017	$(345)
Expiring 05/07/14	Royal Bank of Scotland Group PLC	EUR	14		18,598	18,683	(85)
Expiring 05/07/14	Royal Bank of Scotland Group PLC	EUR	13		18,298	18,416	(118)
Expiring 05/07/14	Royal Bank of Scotland Group PLC	EUR	13		17,830	18,149	(319)
Expiring 05/07/14	Royal Bank of Scotland Group PLC	EUR	13		17,733	17,722	11
Expiring 05/07/14	Royal Bank of Scotland Group PLC	EUR	13		17,618	17,669	(51)
Expiring 05/07/14	Royal Bank of Scotland Group PLC	EUR	12		16,484	16,868	(384)
Expiring 05/07/14	Royal Bank of Scotland Group PLC	EUR	12		16,124	16,548	(424)
Expiring 05/07/14	Royal Bank of Scotland Group PLC	EUR	11		14,733	14,893	(160)
Expiring 05/07/14	Royal Bank of Scotland Group PLC	EUR	10		13,956	13,932	24
Expiring 05/07/14	Royal Bank of Scotland Group PLC	EUR	10		12,874	13,025	(151)
Expiring 05/07/14	Royal Bank of Scotland Group PLC	EUR	9		12,114	12,279	(165)
Expiring 05/07/14	Royal Bank of Scotland Group PLC	EUR	8		11,071	11,157	(86)
Expiring 05/07/14	Royal Bank of Scotland Group PLC	EUR	8		10,376	10,463	(87)
Expiring 05/07/14	Royal Bank of Scotland Group PLC	EUR	8		10,323	10,462	(139)
Expiring 05/07/14	Royal Bank of Scotland Group PLC	EUR	7		9,313	9,341	(28)
Expiring 05/07/14	Royal Bank of Scotland Group PLC	EUR	6		8,572	8,648	(76)
Expiring 05/07/14	Royal Bank of Scotland Group PLC	EUR	6		7,731	7,740	(9)
Expiring 05/07/14	Royal Bank of Scotland Group PLC	EUR	5		7,130	7,260	(130)
Expiring 05/07/14	Royal Bank of Scotland Group PLC	EUR	4		5,576	5,659	(83)
Expiring 05/07/14	Royal Bank of Scotland Group PLC	EUR	3		3,998	4,057	(59)
Expiring 05/07/14	Royal Bank of Scotland Group PLC	EUR	2		3,353	3,363	(10)
Expiring 05/07/14	Royal Bank of Scotland Group PLC	EUR	2		2,929	2,936	(7)
Expiring 05/07/14	Royal Bank of Scotland Group PLC	EUR	2		2,808	2,829	(21)
Expiring 05/07/14	Royal Bank of Scotland Group PLC	EUR	2		2,857	2,883	(26)
Expiring 05/07/14	Royal Bank of Scotland Group PLC	EUR	—	(r)	53	53	—
Expiring 05/15/14	Credit Suisse First Boston Corp.	EUR	3,790		5,128,641	5,220,202	(91,561)
Expiring 06/09/14	Royal Bank of Scotland Group PLC	EUR	83		106,002	113,644	(7,642)
Expiring 06/18/14	Barclays Capital Group	EUR	7,477		10,360,514	10,299,117	61,397
Expiring 06/18/14	Barclays Capital Group	EUR	3,701		5,108,687	5,097,383	11,304
Expiring 06/18/14	Barclays Capital Group	EUR	3,312		4,591,515	4,562,096	29,419

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2014 (continued):

Sale Contracts	Counterparty		Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Euro (cont’d.),
Expiring 06/18/14	Barclays Capital Group	EUR	3,288		$4,579,439	$4,528,650	$50,789
Expiring 06/18/14	Barclays Capital Group	EUR	1,537		2,141,054	2,117,308	23,746
Expiring 06/18/14	Credit Suisse First Boston Corp.	EUR	150		206,215	206,940	(725)
Expiring 06/18/14	Credit Suisse First Boston Corp.	EUR	150		206,787	206,763	24
Expiring 06/18/14	Morgan Stanley	EUR	8,740		12,126,203	12,038,609	87,594
Expiring 06/18/14	Morgan Stanley	EUR	8,434		11,647,852	11,617,675	30,177
Expiring 06/18/14	Morgan Stanley	EUR	3,756		5,211,618	5,173,972	37,646
Expiring 06/18/14	Morgan Stanley	EUR	2,732		3,776,892	3,763,321	13,571
Expiring 06/18/14	Morgan Stanley	EUR	1,164		1,608,500	1,602,721	5,779
Expiring 06/18/14	Royal Bank of Scotland Group PLC	EUR	150		206,214	206,940	(726)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	EUR	150		206,785	206,762	23
Expiring 06/27/14	Royal Bank of Scotland Group PLC	EUR	18		23,062	24,312	(1,250)
Expiring 06/27/14	Royal Bank of Scotland Group PLC	EUR	14		18,784	19,802	(1,018)
Expiring 07/09/14	Royal Bank of Scotland Group PLC	EUR	118		158,174	162,118	(3,944)
Expiring 07/09/14	Royal Bank of Scotland Group PLC	EUR	29		40,187	39,771	416
Expiring 07/09/14	Royal Bank of Scotland Group PLC	EUR	13		16,860	17,172	(312)
Expiring 07/09/14	Royal Bank of Scotland Group PLC	EUR	10		13,083	13,258	(175)
Expiring 07/09/14	Royal Bank of Scotland Group PLC	EUR	8		10,266	10,521	(255)
Expiring 07/09/14	Royal Bank of Scotland Group PLC	EUR	6		8,335	8,509	(174)
Expiring 07/09/14	Royal Bank of Scotland Group PLC	EUR	4		5,181	5,279	(98)
Expiring 07/09/14	Royal Bank of Scotland Group PLC	EUR	3		4,323	4,423	(100)
Expiring 07/09/14	Royal Bank of Scotland Group PLC	EUR	3		3,293	3,379	(86)
Expiring 07/09/14	Royal Bank of Scotland Group PLC	EUR	2		3,000	3,081	(81)
Expiring 07/09/14	Royal Bank of Scotland Group PLC	EUR	2		2,817	2,858	(41)
Expiring 07/09/14	Royal Bank of Scotland Group PLC	EUR	2		2,263	2,303	(40)
Expiring 07/09/14	Royal Bank of Scotland Group PLC	EUR	2		2,170	2,214	(44)
Expiring 07/09/14	Royal Bank of Scotland Group PLC	EUR	2		2,095	2,149	(54)
Expiring 07/09/14	Royal Bank of Scotland Group PLC	EUR	1		939	968	(29)
Expiring 07/09/14	Royal Bank of Scotland Group PLC	EUR	—	(r)	362	370	(8)
Expiring 07/09/14	Royal Bank of Scotland Group PLC	EUR	—	(r)	61	62	(1)
Expiring 01/07/15	Royal Bank of Scotland Group PLC	EUR	63		85,347	86,045	(698)
Expiring 01/07/15	Royal Bank of Scotland Group PLC	EUR	61		84,983	84,106	877
Expiring 01/07/15	Royal Bank of Scotland Group PLC	EUR	45		61,772	62,587	(815)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2014 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Euro (cont’d.),
Expiring 01/07/15	Royal Bank of Scotland Group PLC	EUR	28	$38,234	$37,886	$348
Expiring 01/07/15	Royal Bank of Scotland Group PLC	EUR	26	35,417	35,764	(347)
Expiring 01/07/15	Royal Bank of Scotland Group PLC	EUR	26	35,279	35,764	(485)
Expiring 01/07/15	Royal Bank of Scotland Group PLC	EUR	26	35,200	35,763	(563)
Expiring 01/07/15	Royal Bank of Scotland Group PLC	EUR	26	35,164	35,764	(600)
Expiring 01/07/15	Royal Bank of Scotland Group PLC	EUR	26	35,142	35,764	(622)
Expiring 01/07/15	Royal Bank of Scotland Group PLC	EUR	26	35,104	35,764	(660)
Expiring 01/07/15	Royal Bank of Scotland Group PLC	EUR	26	35,015	35,764	(749)
Expiring 01/07/15	Royal Bank of Scotland Group PLC	EUR	13	17,539	17,579	(40)
Expiring 01/07/15	Royal Bank of Scotland Group PLC	EUR	3	3,501	3,516	(15)
Expiring 01/07/15	Royal Bank of Scotland Group PLC	EUR	2	2,525	2,530	(5)
Expiring 01/07/15	Royal Bank of Scotland Group PLC	EUR	2	2,509	2,515	(6)
Expiring 04/07/15	Royal Bank of Scotland Group PLC	EUR	3	3,476	3,618	(142)
Expiring 06/09/15	Royal Bank of Scotland Group PLC	EUR	83	106,332	113,803	(7,471)
Expiring 11/09/15	Royal Bank of Scotland Group PLC	EUR	35	44,624	47,816	(3,192)
Expiring 04/05/16	Royal Bank of Scotland Group PLC	EUR	3	3,486	3,672	(186)
Expiring 04/05/17	Royal Bank of Scotland Group PLC	EUR	3	3,501	3,731	(230)
Japanese Yen,
Expiring 05/13/14	Citigroup Global Markets	JPY	1,185,173	11,622,078	11,485,247	136,831
Expiring 05/13/14	Citigroup Global Markets	JPY	10,324	101,240	100,048	1,192
Expiring 05/13/14	JPMorgan Chase	JPY	975,200	9,637,611	9,450,446	187,165
Expiring 06/18/14	Barclays Capital Group	JPY	1,355,622	13,232,806	13,139,483	93,323
Expiring 06/18/14	Barclays Capital Group	JPY	1,164,838	11,383,453	11,290,296	93,157
Expiring 06/18/14	Barclays Capital Group	JPY	614,847	6,000,020	5,959,462	40,558
Expiring 06/18/14	Barclays Capital Group	JPY	521,522	5,096,607	5,054,899	41,708
Expiring 06/18/14	Morgan Stanley	JPY	824,498	8,005,241	7,991,518	13,723
Expiring 06/18/14	Morgan Stanley	JPY	120,155	1,166,608	1,164,608	2,000
Expiring 06/18/14	UBS AG	JPY	4,062,500	39,371,567	39,376,144	(4,577)
Mexican Peso,
Expiring 04/03/14	Hong Kong & Shanghai Bank	MXN	48,673	3,741,481	3,727,291	14,190
Expiring 04/03/14	Hong Kong & Shanghai Bank	MXN	25,309	1,956,545	1,938,112	18,433
Expiring 04/30/14	Morgan Stanley	MXN	46,230	3,471,470	3,532,817	(61,347)
Expiring 05/14/14	Barclays Capital Group	MXN	15,744	1,184,409	1,201,799	(17,390)
Expiring 05/14/14	BNP Paribas	MXN	26,824	2,012,302	2,047,577	(35,275)
Expiring 05/14/14	BNP Paribas	MXN	11,876	892,000	906,499	(14,499)
Expiring 05/14/14	BNP Paribas	MXN	11,520	865,734	879,344	(13,610)
Expiring 05/14/14	BNP Paribas	MXN	9,455	714,572	721,736	(7,164)
Expiring 05/14/14	BNP Paribas	MXN	8,128	609,781	620,470	(10,689)
Expiring 05/14/14	BNP Paribas	MXN	8,102	608,863	618,435	(9,572)
Expiring 05/14/14	BNP Paribas	MXN	2,480	189,000	189,279	(279)
Expiring 05/14/14	Citigroup Global Markets	MXN	19,398	1,468,000	1,480,735	(12,735)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2014 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Mexican Peso (cont’d.),
Expiring 05/14/14	Citigroup Global Markets	MXN	7,758	$586,683	$592,198	$(5,515)
Expiring 05/14/14	Citigroup Global Markets	MXN	701	52,790	53,510	(720)
Expiring 05/14/14	Deutsche Bank AG	MXN	31,304	2,353,000	2,389,577	(36,577)
Expiring 05/14/14	Deutsche Bank AG	MXN	14,818	1,121,000	1,131,084	(10,084)
Expiring 05/14/14	Deutsche Bank AG	MXN	12,899	978,000	984,655	(6,655)
Expiring 05/14/14	Deutsche Bank AG	MXN	11,557	875,000	882,223	(7,223)
Expiring 05/14/14	Goldman Sachs & Co.	MXN	3,685	278,000	281,282	(3,282)
Expiring 05/14/14	Hong Kong & Shanghai Bank	MXN	17,643	1,326,000	1,346,764	(20,764)
Expiring 05/14/14	Hong Kong & Shanghai Bank	MXN	3,018	227,000	230,404	(3,404)
Expiring 05/14/14	Hong Kong & Shanghai Bank	MXN	45	3,404	3,435	(31)
Expiring 05/19/14	Credit Suisse First Boston Corp.	MXN	3,798	283,000	289,768	(6,768)
Expiring 06/26/14	Morgan Stanley	MXN	33,460	2,512,174	2,545,599	(33,425)
New Zealand Dollar,
Expiring 04/02/14	BNP Paribas	NZD	649	541,138	563,143	(22,005)
Expiring 04/02/14	UBS AG	NZD	15,944	13,252,557	13,834,758	(582,201)
Expiring 05/02/14	Hong Kong & Shanghai Bank	NZD	645	557,416	558,294	(878)
Expiring 05/02/14	Morgan Stanley	NZD	15,944	13,692,819	13,800,692	(107,873)
Expiring 06/18/14	Barclays Capital Group	NZD	32,533	27,079,971	28,050,472	(970,501)
Expiring 06/18/14	Barclays Capital Group	NZD	21,960	18,279,105	18,934,198	(655,093)
Norwegian Krone,
Expiring 05/13/14	BNP Paribas	NOK	845	139,367	140,884	(1,517)
Expiring 05/19/14	Royal Bank of Scotland Group PLC	NOK	98	16,576	16,314	262
Expiring 06/11/14	Royal Bank of Scotland Group PLC	NOK	136	21,855	22,690	(835)
Expiring 06/18/14	Barclays Capital Group	NOK	52,976	8,857,116	8,819,948	37,168
Expiring 06/18/14	Credit Suisse First Boston Corp.	NOK	90	15,073	15,028	45
Expiring 06/18/14	Morgan Stanley	NOK	40,405	6,724,175	6,726,993	(2,818)
Expiring 06/18/14	Morgan Stanley	NOK	34,102	5,670,321	5,677,605	(7,284)
Expiring 06/18/14	Morgan Stanley	NOK	32,839	5,461,705	5,467,323	(5,618)
Expiring 06/18/14	Morgan Stanley	NOK	30,313	5,041,574	5,046,760	(5,186)
Expiring 06/18/14	Morgan Stanley	NOK	29,050	4,830,274	4,836,479	(6,205)
Expiring 06/18/14	Morgan Stanley	NOK	24,407	4,097,170	4,063,490	33,680
Expiring 06/18/14	Morgan Stanley	NOK	23,618	3,943,915	3,932,235	11,680
Expiring 06/18/14	Morgan Stanley	NOK	23,450	3,936,497	3,904,138	32,359
Expiring 06/18/14	Morgan Stanley	NOK	21,765	3,651,569	3,623,642	27,927
Expiring 06/18/14	Royal Bank of Scotland Group PLC	NOK	181	29,392	30,093	(701)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	NOK	90	15,072	15,027	45
Expiring 06/27/14	Royal Bank of Scotland Group PLC	NOK	46	7,388	7,656	(268)
Expiring 09/17/14	Royal Bank of Scotland Group PLC	NOK	182	29,447	30,135	(688)
Expiring 09/29/14	Royal Bank of Scotland Group PLC	NOK	46	7,359	7,627	(268)
Expiring 09/29/14	Royal Bank of Scotland Group PLC	NOK	46	7,252	7,545	(293)
Expiring 11/18/14	Royal Bank of Scotland Group PLC	NOK	1,718	286,168	284,324	1,844
Expiring 12/11/14	Royal Bank of Scotland Group PLC	NOK	137	21,823	22,655	(832)
Expiring 12/18/14	Royal Bank of Scotland Group PLC	NOK	183	29,510	30,212	(702)
Expiring 03/19/15	Royal Bank of Scotland Group PLC	NOK	184	29,624	30,347	(723)
Expiring 03/27/15	Royal Bank of Scotland Group PLC	NOK	45	7,147	7,412	(265)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2014 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Norwegian Krone (cont’d.),
Expiring 06/11/15	Royal Bank of Scotland Group PLC	NOK	2,636	$416,811	$433,315	$(16,504)
Expiring 06/18/15	Royal Bank of Scotland Group PLC	NOK	6,686	1,072,766	1,098,776	(26,010)
Expiring 06/29/15	Royal Bank of Scotland Group PLC	NOK	1,546	244,582	253,989	(9,407)
Expiring 04/27/16	Royal Bank of Scotland Group PLC	NOK	2,551	429,859	414,032	15,827
Singapore Dollar,
Expiring 06/18/14	Barclays Capital Group	SGD	59,706	47,032,969	47,467,086	(434,117)
Expiring 06/18/14	Barclays Capital Group	SGD	19,299	15,202,154	15,342,471	(140,317)
Expiring 06/18/14	Barclays Capital Group	SGD	5,334	4,228,191	4,240,780	(12,589)
Expiring 06/18/14	Barclays Capital Group	SGD	4,638	3,676,015	3,686,960	(10,945)
Expiring 06/18/14	Morgan Stanley	SGD	29,250	23,044,678	23,253,974	(209,296)
Expiring 06/18/14	Morgan Stanley	SGD	20,445	16,107,626	16,253,919	(146,293)
Expiring 06/18/14	Morgan Stanley	SGD	5,125	4,060,630	4,074,476	(13,846)
South African Rand,
Expiring 04/15/14	Citigroup Global Markets	ZAR	2,161	199,732	204,819	(5,087)
Expiring 04/15/14	Citigroup Global Markets	ZAR	2,028	187,426	192,199	(4,773)
Swedish Krona,
Expiring 05/12/14	Royal Bank of Scotland Group PLC	SEK	1,126	172,752	173,825	(1,073)
Expiring 05/12/14	Royal Bank of Scotland Group PLC	SEK	791	123,287	122,101	1,186
Expiring 05/12/14	Royal Bank of Scotland Group PLC	SEK	751	115,149	115,956	(807)
Expiring 05/12/14	Royal Bank of Scotland Group PLC	SEK	714	111,568	110,274	1,294
Expiring 05/12/14	Royal Bank of Scotland Group PLC	SEK	691	106,654	106,660	(6)
Expiring 05/12/14	Royal Bank of Scotland Group PLC	SEK	550	85,958	84,921	1,037
Expiring 05/12/14	Royal Bank of Scotland Group PLC	SEK	314	48,633	48,482	151
Expiring 05/12/14	Royal Bank of Scotland Group PLC	SEK	309	48,038	47,648	390
Expiring 05/12/14	Royal Bank of Scotland Group PLC	SEK	275	42,239	42,429	(190)
Expiring 05/12/14	Royal Bank of Scotland Group PLC	SEK	157	24,042	24,210	(168)
Expiring 05/13/14	Barclays Capital Group	SEK	15,255	2,350,159	2,355,356	(5,197)
Expiring 06/18/14	Barclays Capital Group	SEK	338,731	52,346,754	52,269,990	76,764
Expiring 06/18/14	Barclays Capital Group	SEK	153,785	23,765,599	23,730,748	34,851
Expiring 06/18/14	Barclays Capital Group	SEK	32,387	4,982,212	4,997,659	(15,447)
Expiring 06/18/14	Barclays Capital Group	SEK	31,117	4,786,832	4,801,673	(14,841)
Expiring 06/18/14	Barclays Capital Group	SEK	28,425	4,371,078	4,386,235	(15,157)
Expiring 06/18/14	Morgan Stanley	SEK	128,420	19,855,607	19,816,614	38,993
Expiring 06/18/14	Morgan Stanley	SEK	67,726	10,471,374	10,450,810	20,564
Expiring 06/18/14	Morgan Stanley	SEK	29,233	4,601,743	4,510,970	90,773
Expiring 06/18/14	Morgan Stanley	SEK	28,087	4,420,526	4,334,070	86,456
Expiring 06/18/14	Morgan Stanley	SEK	26,282	4,137,143	4,055,535	81,608
Expiring 06/18/14	Morgan Stanley	SEK	16,245	2,540,813	2,506,794	34,019
Expiring 06/18/14	Morgan Stanley	SEK	9,399	1,470,079	1,450,396	19,683
Swiss Franc,
Expiring 05/13/14	Deutsche Bank AG	CHF	201	228,461	227,442	1,019
Expiring 06/18/14	Barclays Capital Group	CHF	66,274	74,653,454	75,015,832	(362,378)
Expiring 06/18/14	Barclays Capital Group	CHF	27,787	31,300,546	31,452,483	(151,937)
Expiring 06/18/14	Morgan Stanley	CHF	47,644	53,706,951	53,928,023	(221,072)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2014 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Swiss Franc (cont’d.),
Expiring 06/18/14	Morgan Stanley	CHF	20,479	$23,085,288	$23,180,313	$(95,025)
Expiring 06/18/14	UBS AG	CHF	5,250	5,979,478	5,942,460	37,018
Turkish Lira,
Expiring 05/14/14	JPMorgan Chase	TRY	1,132	502,486	522,130	(19,644)

				$1,531,118,572	$1,541,106,504	$(9,987,932)

(r)	Notional amount is less than $500 par.

Cross currency exchange contracts outstanding at March 31, 2014:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation	Counterparty
04/30/14	Buy	PLN	248	EUR	59	$700	Barclays Capital Group
04/30/14	Buy	PLN	509	EUR	121	1,361	Goldman Sachs & Co.
04/30/14	Buy	PLN	240	EUR	57	627	JPMorgan Chase
04/30/14	Buy	PLN	240	EUR	57	656	JPMorgan Chase

						$3,344

Interest rate swap agreements outstanding at March 31, 2014:

	Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
AUD	2,900	06/18/19	4.000%	6 month BBSW(2)	$ 23,476	$ 6,033	$ 17,443	Deutsche Bank AG
AUD	300	06/18/19	4.000%	6 month BBSW(2)	2,429	302	2,127	Royal Bank of Scotland Group PLC
BRL	8,300	01/02/17	12.940%	Brazilian interbank lending rate(1)	45,593	3,337	42,256	JPMorgan Chase
BRL	8,300	01/02/17	12.940%	Brazilian interbank lending rate(1)	45,593	(4,426)	50,019	Morgan Stanley
BRL	5,600	01/02/17	12.940%	Brazilian interbank lending rate(1)	30,761	12,007	18,754	Deutsche Bank AG
BRL	4,000	01/02/17	12.940%	Brazilian interbank lending rate(1)	21,972	8,047	13,925	UBS AG
BRL	4,000	01/02/17	10.910%	Brazilian interbank lending rate(1)	(32,686)	(421)	(32,265)	Goldman Sachs & Co.
BRL	3,900	01/02/17	12.940%	Brazilian interbank lending rate(1)	21,423	11,291	10,132	Bank of America
BRL	3,200	01/02/17	10.910%	Brazilian interbank lending rate(1)	(26,149)	(1,275)	(24,874)	Morgan Stanley
BRL	1,400	01/02/17	8.220%	Brazilian interbank lending rate(1)	(51,624)	(53)	(51,571)	Morgan Stanley
BRL	1,300	01/02/17	11.470%	Brazilian interbank lending rate(1)	(5,128)	1,043	(6,171)	HSBC Bank USA
BRL	1,300	01/02/17	11.470%	Brazilian interbank lending rate(1)	(5,128)	1,736	(6,864)	Bank of America

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2014 (continued):

	Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
BRL	1,400	01/04/21	12.850%	Brazilian	$ 17,717	$ (2,195)	$ 19,912	BNP Paribas Bank
				interbank lending
				rate(1)
BRL	100	01/04/21	12.850%	Brazilian	310	16	294	UBS AG
				interbank lending
				rate(1)
EUR	600	04/01/21	2.150%	FRC - Excluding	50,916	14,171	36,745	Bank of America
				Tobacco -
				Non-Revised
				Consumer Price
				Index(1)
EUR	600	04/01/21	2.150%	FRC - Excluding	50,916	6,492	44,424	Goldman Sachs & Co.
				Tobacco -
				Non-Revised
				Consumer Price
				Index(1)
EUR	400	04/01/21	2.150%	FRC - Excluding	33,944	1,472	32,472	BNP Paribas Bank
				Tobacco -
				Non-Revised
				Consumer Price
				Index(1)
EUR	200	04/01/21	2.150%	FRC - Excluding	—	3,920	(3,920)	Deutsche Bank AG
				Tobacco -
				Non-Revised
				Consumer Price
				Index(1)
EUR	100	04/01/21	2.150%	FRC - Excluding	8,486	1,394	7,092	Citigroup, Inc.
				Tobacco -
				Non-Revised
				Consumer Price
				Index(1)
EUR	100	04/01/21	2.150%	FRC - Excluding	8,486	137	8,349	Credit Suisse First Boston
				Tobacco -
				Non-Revised
				Consumer Price
				Index(1)
EUR	1,300	07/25/21	1.950%	FRC - Excluding	69,613	(1,090)	70,703	Bank of America
				Tobacco -
				Non-Revised
				Consumer Price
				Index(1)
EUR	400	07/25/21	2.100%	FRC - Excluding	37,159	(3,165)	40,324	BNP Paribas Bank
				Tobacco -
				Non-Revised
				Consumer Price
				Index(1)
EUR	400	07/25/21	2.100%	FRC - Excluding	37,159	(3,373)	40,532	Royal Bank of Scotland Group PLC
				Tobacco -
				Non-Revised
				Consumer Price
				Index(1)
EUR	200	07/25/21	1.950%	FRC - Excluding	10,710	2,405	8,305	BNP Paribas Bank
				Tobacco -
				Non-Revised
				Consumer Price
				Index(1)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2014 (continued):

	Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
EUR	100	07/25/23	1.950%	FRC - Excluding	$ 4,249	$ 990	$ 3,259	Royal Bank of Scotland Group PLC
				Tobacco -
				Non-Revised
				Consumer Price
				Index(1)
EUR	100	07/25/23	1.950%	FRC - Excluding	4,249	1,224	3,025	Citigroup, Inc.
				Tobacco -
				Non-Revised
				Consumer Price
				Index(1)
EUR	100	07/25/23	1.950%	FRC - Excluding	4,249	961	3,288	Deutsche Bank AG
				Tobacco -
				Non-Revised
				Consumer Price
				Index(1)
EUR	1,600	10/08/23	2.018%	FRC - Excluding	99,211	5,587	93,624	BNP Paribas Bank
				Tobacco -
				Non-Revised
				Consumer Price
				Index(1)
EUR	200	10/08/23	2.108%	FRC - Excluding	12,401	2,440	9,961	Citigroup, Inc.
				Tobacco -
				Non-Revised
				Consumer Price
				Index(1)
EUR	200	10/08/23	2.108%	FRC - Excluding	12,401	2,414	9,987	Deutsche Bank AG
				Tobacco -
				Non-Revised
				Consumer Price
				Index(1)
MXN	3,100	09/11/18	5.520%	28 day Mexican	2,728	92	2,636	Barclays Bank PLC
				interbank rate(1)
MXN	26,200	12/26/23	6.800%	28 day Mexican	39,754	(13,677)	53,431	Royal Bank of Scotland Group PLC
				interbank rate(1)
MXN	24,400	12/26/23	6.800%	28 day Mexican	37,062	9,012	28,050	Goldman Sachs & Co.
				interbank rate(1)
MXN	21,800	12/26/23	6.800%	28 day Mexican	33,416	(150)	33,566	Hong Kong & Shanghai Bank
				interbank rate(1)
MXN	13,600	12/26/23	6.800%	28 day Mexican	20,852	(3,338)	24,190	Deutsche Bank AG
				interbank rate(1)
MXN	10,700	12/26/23	6.800%	28 day Mexican	16,406	(5,985)	22,391	JPMorgan Chase
				interbank rate(1)
MXN	4,700	12/26/23	6.800%	28 day Mexican	6,935	(4,596)	11,531	Royal Bank of Scotland Group PLC
				interbank rate(1)
MXN	1,600	12/27/23	6.770%	28 day Mexican	1,479	(62)	1,541	Goldman Sachs & Co.
				interbank rate(1)
MXN	100	02/09/29	7.380%	28 day Mexican	68	8	60	JPMorgan Chase
				interbank rate(1)
	600	12/19/15	1.728%	Inflation Floor	27	26	1	Deutsche Bank AG
				Option, Inflation
				on the CPI Urban
				Consumer NSA(2)
	5,300	04/15/16	1.730%	Inflation Floor	(16,463)	(7,850)	(8,613)	Goldman Sachs & Co.
				Option, Inflation
				on the CPI Urban
				Consumer NSA(2)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2014 (continued):

Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
1,600	10/23/16	1.900%	Inflation Floor	$ (7,364)	$ (2,297)	$ (5,067)	Royal Bank of Scotland Group PLC
			Option, Inflation
			on the CPI Urban
			Consumer NSA(2)
2,400	10/31/16	1.930%	Inflation Floor	(10,611)	—	(10,611)	Royal Bank of Scotland Group PLC
			Option, Inflation
			on the CPI Urban
			Consumer NSA(2)
1,300	11/05/16	1.860%	Inflation Floor	(2,919)	—	(2,919)	Deutsche Bank AG
			Option, Inflation
			on the CPI Urban
			Consumer NSA(2)
1,300	11/29/16	1.830%	Inflation Floor	(1,245)	(404)	(841)	Deutsche Bank AG
			Option, Inflation
			on the CPI Urban
			Consumer NSA(2)
1,200	11/29/16	1.850%	Inflation Floor	(1,880)	—	(1,880)	Deutsche Bank AG
			Option, Inflation
			on the CPI Urban
			Consumer NSA(2)
700	11/29/16	1.825%	Inflation Floor	(671)	(138)	(533)	BNP Paribas Bank
			Option, Inflation
			on the CPI Urban
			Consumer NSA(2)
2,500	02/10/17	1.930%	Inflation Floor	(2,199)	—	(2,199)	Deutsche Bank AG
			Option, Inflation
			on the CPI Urban
			Consumer NSA(2)
800	02/12/17	2.415%	Inflation Floor	(21,734)	62	(21,796)	Goldman Sachs & Co.
			Option, Inflation
			on the CPI Urban
			Consumer NSA(2)
1,800	04/15/17	1.900%	Inflation Floor	(11,686)	—	(11,686)	Barclays Bank PLC
			Option, Inflation
			on the CPI Urban
			Consumer NSA(2)
4,500	07/15/17	2.250%	Inflation Floor	(118,198)	6,063	(124,261)	Royal Bank of Scotland Group PLC
			Option, Inflation
			on the CPI Urban
			Consumer NSA(2)
1,300	07/15/17	2.250%	Inflation Floor	(34,146)	769	(34,915)	BNP Paribas Bank
			Option, Inflation
			on the CPI Urban
			Consumer NSA(2)
600	10/01/18	2.175%	Inflation Floor	(5,424)	(341)	(5,083)	Goldman Sachs & Co.
			Option, Inflation
			on the CPI Urban
			Consumer NSA(2)
900	11/01/18	2.170%	Inflation Floor	(7,567)	—	(7,567)	Deutsche Bank AG
			Option, Inflation
			on the CPI Urban
			Consumer NSA(2)
2,700	07/15/22	2.500%	Inflation Floor	(81,806)	29,898	(111,704)	BNP Paribas Bank
			Option, Inflation
			on the CPI Urban
			Consumer NSA(2)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2014 (continued):

Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
200	07/15/22	2.500%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	$(6,060)	$3,856	$(9,916)	Deutsche Bank AG
800	05/08/23	2.560%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	(21,787)	—	(21,787)	Deutsche Bank AG

				$339,675	$82,369	$257,306

	Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
EUR	8,000	03/14/15	0.400%	6 month LIBOR(1)	$—	$(9,636)	$(9,636)
EUR	300	01/29/24	2.000%	6 month LIBOR(1)	—	(8,050)	(8,050)
EUR	11,400	09/17/24	2.000%	6 month LIBOR(1)	(79,560)	(121,673)	(42,113)
EUR	2,000	09/17/44	2.750%	6 month LIBOR(1)	(104,980)	(149,793)	(44,813)
GBP	2,500	09/17/44	3.500%	6 month LIBOR(1)	(62,354)	(125,193)	(62,839)
JPY	390,000	09/18/23	1.000%	6 month LIBOR(1)	(29,286)	(81,174)	(51,888)
JPY	6,320,000	06/19/33	1.000%	6 month LIBOR(1)	(348,136)	(506,595)	(158,459)
	900	03/20/18	1.400%	3 month LIBOR(1)	—	577	577
	13,400	06/19/23	2.000%	3 month LIBOR(1)	218,261	771,740	553,479
	15,500	06/20/23	3.000%	3 month LIBOR(1)	(866,514)	(606,414)	260,100
	1,400	12/18/23	3.000%	3 month LIBOR(1)	(8,218)	(34,732)	(26,514)
	18,700	06/18/24	3.000%	3 month LIBOR(1)	(86,505)	(112,593)	(26,088)
	2,200	06/19/24	4.500%	3 month LIBOR(1)	(11,760)	38,836	50,596
	4,100	12/18/43	3.500%	3 month LIBOR(1)	172,411	28,446	(143,965)
	600	12/18/43	3.500%	3 month LIBOR(1)	25,140	4,163	(20,977)
	900	06/18/44	3.750%	3 month LIBOR(1)	(37,350)	(28,295)	9,055

					$(1,218,851)	$(940,386)	$278,465

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

# Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at March 31, 2014:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(4)	Implied Credit Spread at March 31, 2014(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1):
D.R. Horton, Inc.	06/20/19	1.000%	2,700	1.775%	$ (97,789)	$ (99,804)	$2,015	JPMorgan Chase
Federal Republic of Brazil	03/20/19	1.000%	2,100	1.625%	(61,355)	(85,573)	24,218	Bank of America
Federal Republic of Brazil	03/20/19	1.000%	1,800	1.625%	(52,590)	(83,831)	31,241	Morgan Stanley
Federal Republic of Brazil	03/20/19	1.000%	1,500	1.625%	(43,825)	(73,832)	30,007	Morgan Stanley
Federal Republic of Brazil	03/20/19	1.000%	1,400	1.625%	(40,914)	(56,320)	15,406	Citigroup Global Markets
Federal Republic of Brazil	03/20/19	1.000%	1,400	1.625%	(40,914)	(49,451)	8,537	Deutsche Bank AG

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Credit default swap agreements outstanding at March 31, 2014 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(4)	Implied Credit Spread at March 31, 2014(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1) (cont’d.)
Federal Republic of Brazil	03/20/19	1.000%	1,100	1.625%	$(32,138)	$(52,085)	$19,947	Goldman Sachs & Co.
Federal Republic of Brazil	03/20/19	1.000%	600	1.625%	(17,530)	(28,349)	10,819	JPMorgan Chase
Federal Republic of Brazil	03/20/19	1.000%	100	1.625%	(2,922)	(4,990)	2,068	Bank of America
Federal Republic of Brazil	03/20/19	1.000%	100	1.625%	(2,922)	(4,946)	2,024	JPMorgan Chase
Italy Government	03/20/19	1.000%	3,100	1.276%	(40,242)	(77,243)	37,001	Deutsche Bank AG
Italy Government	03/20/19	1.000%	2,300	1.276%	(29,841)	(41,854)	12,013	Royal Bank of Canada
Italy Government	03/20/19	1.000%	1,200	1.276%	(15,569)	(20,613)	5,044	Deutsche Bank AG
Italy Government	03/20/19	1.000%	700	1.276%	(7,332)	(13,328)	5,996	Citigroup Global Markets
Italy Government	03/20/19	1.000%	400	1.276%	(5,190)	(7,279)	2,089	Deutsche Bank AG
Japanese Government	06/20/18	1.000%	2,400	0.399%	63,186	36,137	27,049	Goldman Sachs & Co.
Japanese Government	06/20/18	1.000%	1,700	0.399%	44,757	27,471	17,286	Deutsche Bank AG
Japanese Government	06/20/18	1.000%	1,100	0.399%	28,960	16,293	12,667	Morgan Stanley
Japanese Government	06/20/18	1.000%	800	0.399%	21,062	11,330	9,732	Bank of America
Peoples Republic of China	03/20/19	1.000%	700	0.868%	4,644	2,271	2,373	JPMorgan Chase
Peoples Republic of China	03/20/19	1.000%	600	0.868%	3,981	366	3,615	Deutsche Bank AG
Peoples Republic of China	03/20/19	1.000%	200	0.868%	1,327	319	1,008	Royal Bank of Canada
Peoples Republic of China	03/20/19	1.000%	100	0.868%	663	183	480	Morgan Stanley
Russian Federation	03/20/19	1.000%	1,300	2.090%	(65,894)	(54,683)	(11,211)	Bank of America
Russian Federation	03/20/19	1.000%	1,200	2.090%	(60,816)	(67,490)	6,674	Royal Bank of Canada
Russian Federation	03/20/19	1.000%	1,000	2.090%	(50,680)	(78,978)	28,298	Hong Kong & Shanghai Bank
Russian Federation	03/20/19	1.000%	900	2.090%	(45,612)	(53,337)	7,725	Citigroup Global Markets
Russian Federation	03/20/19	1.000%	800	2.090%	(40,544)	(44,292)	3,748	Citigroup Global Markets
Russian Federation	03/20/19	1.000%	700	2.090%	(35,476)	(46,989)	11,513	Bank of America
Russian Federation	03/20/19	1.000%	600	2.090%	(30,412)	(24,164)	(6,248)	Hong Kong & Shanghai Bank
Russian Federation	03/20/19	1.000%	300	2.090%	(15,204)	(17,983)	2,779	Citigroup Global Markets
Russian Federation	03/20/19	1.000%	300	2.090%	(15,204)	(17,401)	2,197	Hong Kong & Shanghai Bank
Russian Federation	03/20/19	1.000%	200	2.090%	(10,136)	(11,731)	1,595	Citigroup Global Markets
Russian Federation	03/20/19	1.000%	100	2.090%	(5,068)	(8,320)	3,252	Bank of America
Russian Federation	03/20/19	1.000%	100	2.090%	(5,068)	(6,038)	970	Bank of America
Russian Federation	03/20/19	1.000%	100	2.090%	(5,068)	(5,735)	667	Royal Bank of Canada

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Credit default swap agreements outstanding at March 31, 2014 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(4)	Implied Credit Spread at March 31, 2014(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1) (cont’d.)
Russian Federation	06/20/19	1.000%	900	2.139%	$(49,327)	$(73,601)	$24,274	Citigroup Global Markets
Russian Federation	03/19/20	1.000%	500	2.090%	(25,340)	(32,724)	7,384	Citigroup Global Markets

					$(782,342)	$(1,148,594)	$366,252

The Portfolio entered into credit default swap agreements on sovereign issues as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

Reference Entity/Obligation	Termination Date	Notional Amount# (000)(4)	Fixed Rate	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)
Exchange-traded credit default swaps – Buy Protection(2):
Dow Jones CDX IG HY22 5Y Index	06/20/19	600	1.000%	$(8,710)	$(9,395)	$(685)
Dow Jones CDX NA HY22 5Y Index	06/20/19	22,425	5.000%	(1,682,994)	(1,702,606)	(19,612)
iTraxx Main 21 5Y ICE	06/20/19	EUR 650	1.000%	8,454	11,002	2,548

				$(1,683,250)	$(1,700,999)	$(17,749)

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

# Notional amount is shown in U.S. dollars unless otherwise stated.

Total return swap agreements outstanding at March 31, 2014:

Counterparty(1)(2)	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
		Pay fixed payments on the DJUBSTR Index and receive variable payments based on the 3 Month U.S. Treasury Bill Rate +20
Credit Suisse First Boston Corp.	9,542	bps.	$—	$—	$—
Deutsche Bank AG	8	Pay or receive amounts based on market value fluctuation of A.M. Castle & Co.	18,231	—	18,231

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Total return swap agreements outstanding at March 31, 2014 (continued):

Counterparty(1)(2)	Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation(Depreciation)
Deutsche Bank AG	100		Pay or receive amounts based on market value fluctuation of A.M. Castle & Co.	$(24,754)	$—	$(24,754)
Deutsche Bank AG	70		Pay or receive amounts based on market value fluctuation of Accuray, Inc.	(216,780)	—	(216,780)
Deutsche Bank AG	400		Pay or receive amounts based on market value fluctuation of Accuray, Inc.	316,782	—	316,782
Deutsche Bank AG	48		Pay or receive amounts based on market value fluctuation of Affymetrix, Inc.	(85,801)	—	(85,801)
Deutsche Bank AG	325		Pay or receive amounts based on market value fluctuation of Affymetrix, Inc.	122,466	—	122,466
Deutsche Bank AG	7		Pay or receive amounts based on market value fluctuation of Albany Molecular Research, Inc.	(46,013)	—	(46,013)
Deutsche Bank AG	2		Pay or receive amounts based on market value fluctuation of Alliance One International, Inc.	(95)	—	(95)
Deutsche Bank AG	6		Pay or receive amounts based on market value fluctuation of Alpha Natural Resources, Inc.	18,902	—	18,902
Deutsche Bank AG	100		Pay or receive amounts based on market value fluctuation of Alpha Natural Resources, Inc.	(20,840)	—	(20,840)
Deutsche Bank AG	61		Pay or receive amounts based on market value fluctuation of AMEC PLC	(30,303)	—	(30,303)
Deutsche Bank AG	36		Pay or receive amounts based on market value fluctuation of American Equity Investment Life Holding Co.	(166,158)	—	(166,158)
Deutsche Bank AG	340		Pay or receive amounts based on market value fluctuation of American Equity Investment Life Holding Co.	298,726	—	298,726
Deutsche Bank AG	400		Pay or receive amounts based on market value fluctuation of Annaly Capital Management, Inc.	2,069	—	2,069
Deutsche Bank AG	—	(r)	Pay or receive amounts based on market value fluctuation of Annaly Capital Management, Inc.	177	—	177
Deutsche Bank AG	37		Pay or receive amounts based on market value fluctuation of APA Group	(20,058)	—	(20,058)
Deutsche Bank AG	1,000		Pay or receive amounts based on market value fluctuation of ArcelorMittal	(7,327)	—	(7,327)
Deutsche Bank AG	8		Pay or receive amounts based on market value fluctuation of Ares Capital Corp.	3,314	—	3,314
Deutsche Bank AG	400		Pay or receive amounts based on market value fluctuation of Ares Capital Corp.	3,749	—	3,749
Deutsche Bank AG	300		Pay or receive amounts based on market value fluctuation of Ares Capital Corp.	5,672	—	5,672

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Total return swap agreements outstanding at March 31, 2014 (continued):

Counterparty(1)(2)	Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	—	(r)	Pay or receive amounts based on market value fluctuation of AuRico Gold, Inc.	$16	$—	$16
Deutsche Bank AG	5		Pay or receive amounts based on market value fluctuation of Aurora Oil & Gas Ltd.	—	—	—
Deutsche Bank AG	34		Pay or receive amounts based on market value fluctuation of AV Homes, Inc.	13,479	—	13,479
Deutsche Bank AG	840		Pay or receive amounts based on market value fluctuation of AV Homes, Inc.	96,056	—	96,056
Deutsche Bank AG	585		Pay or receive amounts based on market value fluctuation of AV Homes, Inc.	10,221	—	10,221
Deutsche Bank AG	58		Pay or receive amounts based on market value fluctuation of Avis Budget Group, Inc.	(1,151,923)	—	(1,151,923)
Deutsche Bank AG	945		Pay or receive amounts based on market value fluctuation of Avis Budget Group, Inc.	1,177,707	—	1,177,707
Deutsche Bank AG	163		Pay or receive amounts based on market value fluctuation of AZ Electronic Materials	—	—	—
Deutsche Bank AG	1,689		Pay or receive amounts based on market value fluctuation of BioMed Realty LP	(85,932)	—	(85,932)
Deutsche Bank AG	80		Pay or receive amounts based on market value fluctuation of BioMed Realty LP	(87,362)	—	(87,362)
Deutsche Bank AG	—	(r)	Pay or receive amounts based on market value fluctuation of Blackrock Kelso Capital Corp.	(10)	—	(10)
Deutsche Bank AG	—	(r)	Pay or receive amounts based on market value fluctuation of Caci International, Inc.	(245)	—	(245)
Deutsche Bank AG	86		Pay or receive amounts based on market value fluctuation of Cal Dive International, Inc.	17,115	—	17,115
Deutsche Bank AG	275		Pay or receive amounts based on market value fluctuation of Cal Dive International, Inc.	(17,051)	—	(17,051)
Deutsche Bank AG	30		Pay or receive amounts based on market value fluctuation of CBIZ, Inc.	(50,083)	—	(50,083)
Deutsche Bank AG	250		Pay or receive amounts based on market value fluctuation of CBIZ, Inc.	65,000	—	65,000
Deutsche Bank AG	9		Pay or receive amounts based on market value fluctuation of CEMEX S.A.B. de C.V.	(8,055)	—	(8,055)
Deutsche Bank AG	100		Pay or receive amounts based on market value fluctuation of CEMEX S.A.B. de C.V.	(8,333)	—	(8,333)
Deutsche Bank AG	275		Pay or receive amounts based on market value fluctuation of Cenveo, Inc.	38,738	—	38,738

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Total return swap agreements outstanding at March 31, 2014 (continued):

Counterparty(1)(2)	Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	49		Pay or receive amounts based on market value fluctuation of Cenveo, Inc.	$(15,657)	$—	$(15,657)
Deutsche Bank AG	72		Pay or receive amounts based on market value fluctuation of Ciena Corp.	116,954	—	116,954
Deutsche Bank AG	365		Pay or receive amounts based on market value fluctuation of Ciena Corp.	55,425	—	55,425
Deutsche Bank AG	275		Pay or receive amounts based on market value fluctuation of Ciena Corp.	(1,372)	—	(1,372)
Deutsche Bank AG	1,560		Pay or receive amounts based on market value fluctuation of Ciena Corp.	351,793	—	351,793
Deutsche Bank AG	17		Pay or receive amounts based on market value fluctuation of CMS Energy Corp.	(7,639)	—	(7,639)
Deutsche Bank AG	225		Pay or receive amounts based on market value fluctuation of CMS Energy Corp.	6,917	—	6,917
Deutsche Bank AG	—	(r)	Pay or receive amounts based on market value fluctuation of Cobalt International Energy, Inc.	230	—	230
Deutsche Bank AG	4		Pay or receive amounts based on market value fluctuation of Commonwealth REIT	518	—	518
Deutsche Bank AG	74		Pay or receive amounts based on market value fluctuation of Convergys Corp.	(328,178)	—	(328,178)
Deutsche Bank AG	950		Pay or receive amounts based on market value fluctuation of Convergys Corp.	335,617	—	335,617
Deutsche Bank AG	32		Pay or receive amounts based on market value fluctuation of Covanta Holding Corp.	(17,927)	—	(17,927)
Deutsche Bank AG	650		Pay or receive amounts based on market value fluctuation of Covanta Holding Corp.	18,303	—	18,303
Deutsche Bank AG	64		Pay or receive amounts based on market value fluctuation of D.R. Horton, Inc.	29,567	—	29,567
Deutsche Bank AG	825		Pay or receive amounts based on market value fluctuation of D.R. Horton, Inc.	(176,288)	—	(176,288)
Deutsche Bank AG	100		Pay or receive amounts based on market value fluctuation of DFC Global Corp.	(17,875)	—	(17,875)
Deutsche Bank AG	1,500		Pay or receive amounts based on market value fluctuation of Digital Angel Corp.	3,548,215	—	3,548,215
Deutsche Bank AG	23		Pay or receive amounts based on market value fluctuation of Digital Angel Corp.	(2,527,733)	—	(2,527,733)
Deutsche Bank AG	9		Pay or receive amounts based on market value fluctuation of Dominion Resources	8,918	—	8,918

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Total return swap agreements outstanding at March 31, 2014 (continued):

Counterparty(1)(2)	Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	9		Pay or receive amounts based on market value fluctuation of Energy XXI (Bermuda) Ltd.	$34,312	$—	$34,312
Deutsche Bank AG	2		Pay or receive amounts based on market value fluctuation of Energy XXI (Bermuda) Ltd.	(64,258)	—	(64,258)
Deutsche Bank AG	203		Pay or receive amounts based on market value fluctuation of Envestra Ltd.	3,061	—	3,061
Deutsche Bank AG	27		Pay or receive amounts based on market value fluctuation of Equinix, Inc.	740,776	—	740,776
Deutsche Bank AG	2,325		Pay or receive amounts based on market value fluctuation of Equinix, Inc.	(853,943)	—	(853,943)
Deutsche Bank AG	100		Pay or receive amounts based on market value fluctuation of Exelixis, Inc.	330,784	—	330,784
Deutsche Bank AG	700		Pay or receive amounts based on market value fluctuation of Exelixis, Inc.	(256,472)	—	(256,472)
Deutsche Bank AG	875		Pay or receive amounts based on market value fluctuation of Exterran Holdings, Inc.	369,103	—	369,103
Deutsche Bank AG	38		Pay or receive amounts based on market value fluctuation of Exterran Holdings, Inc.	(373,716)	—	(373,716)
Deutsche Bank AG	1		Pay or receive amounts based on market value fluctuation of Gain Capital Holdings	(1,612)	—	(1,612)
Deutsche Bank AG	50		Pay or receive amounts based on market value fluctuation of GenCorp, Inc.	(211,272)	—	(211,272)
Deutsche Bank AG	450		Pay or receive amounts based on market value fluctuation of GenCorp, Inc.	221,465	—	221,465
Deutsche Bank AG	32		Pay or receive amounts based on market value fluctuation of General Cable Corp.	245,501	—	245,501
Deutsche Bank AG	1,300		Pay or receive amounts based on market value fluctuation of General Cable Corp.	(297,151)	—	(297,151)
Deutsche Bank AG	—	(r)	Pay or receive amounts based on market value fluctuation of Genesee & Wyoming, Inc.	(327)	—	(327)
Deutsche Bank AG	6		Pay or receive amounts based on market value fluctuation of Gilead Sciences, Inc.	(10,568)	—	(10,568)
Deutsche Bank AG	125		Pay or receive amounts based on market value fluctuation of Gilead Sciences, Inc.	10,061	—	10,061
Deutsche Bank AG	375		Pay or receive amounts based on market value fluctuation of GT Advanced Technologies, Inc.	579,140	—	579,140
Deutsche Bank AG	46		Pay or receive amounts based on market value fluctuation of GT Advanced Technologies, Inc.	(424,940)	—	(424,940)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Total return swap agreements outstanding at March 31, 2014 (continued):

Counterparty(1)(2)	Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	925		Pay or receive amounts based on market value fluctuation of Health Care REIT, Inc.	$ (109,290)	$—	$ (109,290)
Deutsche Bank AG	15		Pay or receive amounts based on market value fluctuation of Health Care REIT, Inc.	(29,216)	—	(29,216)
Deutsche Bank AG	4		Pay or receive amounts based on market value fluctuation of Herbalife Ltd.	48,669	—	48,669
Deutsche Bank AG	—	(r)	Pay or receive amounts based on market value fluctuation of Hertz Global Holdings, Inc.	(127)	—	(127)
Deutsche Bank AG	656		Pay or receive amounts based on market value fluctuation of Host Hotels & Resorts, Inc.	113,752	—	113,752
Deutsche Bank AG	46		Pay or receive amounts based on market value fluctuation of Host Hotels & Resorts, Inc.	(76,419)	—	(76,419)
Deutsche Bank AG	2		Pay or receive amounts based on market value fluctuation of Illumina, Inc.	(67,627)	—	(67,627)
Deutsche Bank AG	200		Pay or receive amounts based on market value fluctuation of Illumina, Inc.	79,757	—	79,757
Deutsche Bank AG	325		Pay or receive amounts based on market value fluctuation of Intel Corp.	(10,220)	—	(10,220)
Deutsche Bank AG	11		Pay or receive amounts based on market value fluctuation of Intel Corp.	10,589	—	10,589
Deutsche Bank AG	350		Pay or receive amounts based on market value fluctuation of iStar Financial, Inc.	85,786	—	85,786
Deutsche Bank AG	24		Pay or receive amounts based on market value fluctuation of iStar Financial, Inc.	(55,909)	—	(55,909)
Deutsche Bank AG	375		Pay or receive amounts based on market value fluctuation of KCAP Financial, Inc.	(65,984)	—	(65,984)
Deutsche Bank AG	26		Pay or receive amounts based on market value fluctuation of KCAP Financial, Inc.	(3,733)	—	(3,733)
Deutsche Bank AG	1,075		Pay or receive amounts based on market value fluctuation of Kilroy Realty Corp.	195,338	—	195,338
Deutsche Bank AG	30		Pay or receive amounts based on market value fluctuation of Kilroy Realty Corp.	(182,417)	—	(182,417)
Deutsche Bank AG	4		Pay or receive amounts based on market value fluctuation of L-3 Communications Holdings, Inc.	(92,883)	—	(92,883)
Deutsche Bank AG	375		Pay or receive amounts based on market value fluctuation of L-3 Communications Holdings, Inc.	119,959	—	119,959
Deutsche Bank AG	1,900		Pay or receive amounts based on market value fluctuation of Lennar Corp.	(198,391)	—	(198,391)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Total return swap agreements outstanding at March 31, 2014 (continued):

Counterparty(1)(2)	Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	1,650		Pay or receive amounts based on market value fluctuation of Lennar Corp.	$(106,679)	$—	$(106,679)
Deutsche Bank AG	142		Pay or receive amounts based on market value fluctuation of Lennar Corp. (Class A Shares)	(387,349)	—	(387,349)
Deutsche Bank AG	64		Pay or receive amounts based on market value fluctuation of Lexington Realty Trust	54,078	—	54,078
Deutsche Bank AG	500		Pay or receive amounts based on market value fluctuation of Lexington Realty Trust	(60,577)	—	(60,577)
Deutsche Bank AG	380		Pay or receive amounts based on market value fluctuation of MannKind Corp.	40,478	—	40,478
Deutsche Bank AG	300		Pay or receive amounts based on market value fluctuation of Meritage Homes Corp.	(20,741)	—	(20,741)
Deutsche Bank AG	3		Pay or receive amounts based on market value fluctuation of Meritage Homes Corp.	6,678	—	6,678
Deutsche Bank AG	1,000		Pay or receive amounts based on market value fluctuation of MGIC Investment Corp.	163,981	—	163,981
Deutsche Bank AG	98		Pay or receive amounts based on market value fluctuation of MGIC Investment Corp.	(39,572)	—	(39,572)
Deutsche Bank AG	475		Pay or receive amounts based on market value fluctuation of MGIC Investment Corp.	(16,729)	—	(16,729)
Deutsche Bank AG	275		Pay or receive amounts based on market value fluctuation of MI Homes, Inc.	(11,446)	—	(11,446)
Deutsche Bank AG	8		Pay or receive amounts based on market value fluctuation of MI Homes, Inc.	1,605	—	1,605
Deutsche Bank AG	53		Pay or receive amounts based on market value fluctuation of Microchip Technology, Inc.	(552,772)	—	(552,772)
Deutsche Bank AG	1,425		Pay or receive amounts based on market value fluctuation of Microchip Technology, Inc.	621,651	—	621,651
Deutsche Bank AG	55		Pay or receive amounts based on market value fluctuation of Micron Technology, Inc.	(260,394)	—	(260,394)
Deutsche Bank AG	725		Pay or receive amounts based on market value fluctuation of Micron Technology, Inc.	434,162	—	434,162
Deutsche Bank AG	550		Pay or receive amounts based on market value fluctuation of Micron Technology, Inc.	598,105	—	598,105
Deutsche Bank AG	—	(r)	Pay or receive amounts based on market value fluctuation of Navistar International Corp.	117	—	117
Deutsche Bank AG	50		Pay or receive amounts based on market value fluctuation of Navistar International Corp.	192	—	192

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Total return swap agreements outstanding at March 31, 2014 (continued):

Counterparty(1)(2)	Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	9		Pay or receive amounts based on market value fluctuation of Nextera Energy, Inc.	$16,891	$—	$16,891
Deutsche Bank AG	8		Pay or receive amounts based on market value fluctuation of Nextera Energy, Inc.	11,108	—	11,108
Deutsche Bank AG	32		Pay or receive amounts based on market value fluctuation of Nextera Energy, Inc.	268,131	—	268,131
Deutsche Bank AG	22		Pay or receive amounts based on market value fluctuation of Nextera Energy, Inc.	(240,457)	—	(240,457)
Deutsche Bank AG	850		Pay or receive amounts based on market value fluctuation of Northgate Minerals Corp.	6,869	—	6,869
Deutsche Bank AG	300		Pay or receive amounts based on market value fluctuation of NorthStar Realty Finance Corp.	336,476	—	336,476
Deutsche Bank AG	1		Pay or receive amounts based on market value fluctuation of Nvidia Corp.	(429)	—	(429)
Deutsche Bank AG	1		Pay or receive amounts based on market value fluctuation of Omnicare, Inc.	(6,625)	—	(6,625)
Deutsche Bank AG	88		Pay or receive amounts based on market value fluctuation of Omnicare, Inc.	8,501	—	8,501
Deutsche Bank AG	100		Pay or receive amounts based on market value fluctuation of ON Semiconductor Corp.	1,902	—	1,902
Deutsche Bank AG	6		Pay or receive amounts based on market value fluctuation of ON Semiconductor Corp.	(1,245)	—	(1,245)
Deutsche Bank AG	1,000		Pay or receive amounts based on market value fluctuation of Outerwall, Inc.	366,495	—	366,495
Deutsche Bank AG	15		Pay or receive amounts based on market value fluctuation of Outerwall, Inc.	(191,115)	—	(191,115)
Deutsche Bank AG	34		Pay or receive amounts based on market value fluctuation of PDC Energy, Inc.	(217,354)	—	(217,354)
Deutsche Bank AG	1,700		Pay or receive amounts based on market value fluctuation of PDC Energy, Inc.	199,667	—	199,667
Deutsche Bank AG	475		Pay or receive amounts based on market value fluctuation of PDL BioPharma, Inc.	116,589	—	116,589
Deutsche Bank AG	84		Pay or receive amounts based on market value fluctuation of PDL BioPharma, Inc.	(50,373)	—	(50,373)
Deutsche Bank AG	500		Pay or receive amounts based on market value fluctuation of Powerwave Technologies, Inc.	(130,000)	—	(130,000)
Deutsche Bank AG	—	(r)	Pay or receive amounts based on market value fluctuation of Priceline Group, Inc. (The)	(209)	—	(209)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Total return swap agreements outstanding at March 31, 2014 (continued):

Counterparty(1)(2)	Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	66		Pay or receive amounts based on market value fluctuation of Quantum Corp.	$9,128	$—	$9,128
Deutsche Bank AG	150		Pay or receive amounts based on market value fluctuation of Quantum Corp.	2,742	—	2,742
Deutsche Bank AG	1,425		Pay or receive amounts based on market value fluctuation of Radian Group, Inc.	375,715	—	375,715
Deutsche Bank AG	178		Pay or receive amounts based on market value fluctuation of Radian Group, Inc.	(554,266)	—	(554,266)
Deutsche Bank AG	900		Pay or receive amounts based on market value fluctuation of Radian Group, Inc.	186,843	—	186,843
Deutsche Bank AG	22		Pay or receive amounts based on market value fluctuation of Regeneron Pharmaceuticals, Inc.	(2,496,732)	—	(2,496,732)
Deutsche Bank AG	1,850		Pay or receive amounts based on market value fluctuation of Regeneron Pharmaceuticals, Inc.	2,628,157	—	2,628,157
Deutsche Bank AG	1,100		Pay or receive amounts based on market value fluctuation of Regis Corp.	(257,724)	—	(257,724)
Deutsche Bank AG	21		Pay or receive amounts based on market value fluctuation of Regis Corp.	5,738	—	5,738
Deutsche Bank AG	21		Pay or receive amounts based on market value fluctuation of Ryman Hospitality Properties, Inc.	17,452	—	17,452
Deutsche Bank AG	450		Pay or receive amounts based on market value fluctuation of Ryman Hospitality Properties, Inc.	(15,321)	—	(15,321)
Deutsche Bank AG	—	(r)	Pay or receive amounts based on market value fluctuation of Salesforce.com, Inc.	(27)	—	(27)
Deutsche Bank AG	48		Pay or receive amounts based on market value fluctuation of Sanchez Energy Corp.	(392,768)	—	(392,768)
Deutsche Bank AG	22		Pay or receive amounts based on market value fluctuation of Sanchez Energy Corp.	458,950	—	458,950
Deutsche Bank AG	166		Pay or receive amounts based on market value fluctuation of Sequenom, Inc.	49,391	—	49,391
Deutsche Bank AG	1,350		Pay or receive amounts based on market value fluctuation of Sequenom, Inc.	(283,500)	—	(283,500)
Deutsche Bank AG	100		Pay or receive amounts based on market value fluctuation of Shengdatech, Inc.	(500)	—	(500)
Deutsche Bank AG	—	(r)	Pay or receive amounts based on market value fluctuation of Sirius XM Radio, Inc.	7	—	7
Deutsche Bank AG	17		Pay or receive amounts based on market value fluctuation of SL Green Realty Corp.	(187,798)	—	(187,798)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Total return swap agreements outstanding at March 31, 2014 (continued):

Counterparty(1)(2)	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	1,875	Pay or receive amounts based on market value fluctuation of SL Green Realty Corp.	$245,103	$—	$245,103
Deutsche Bank AG	20	Pay or receive amounts based on market value fluctuation of Spectrum Pharmaceuticals, Inc.	21,953	—	21,953
Deutsche Bank AG	175	Pay or receive amounts based on market value fluctuation of Spectrum Pharmaceuticals, Inc.	(10,049)	—	(10,049)
Deutsche Bank AG	325	Pay or receive amounts based on market value fluctuation of Standard Pacific Corp.	(2,348)	—	(2,348)
Deutsche Bank AG	29	Pay or receive amounts based on market value fluctuation of Standard Pacific Corp.	(8,302)	—	(8,302)
Deutsche Bank AG	9	Pay or receive amounts based on market value fluctuation of Steel Dynamics, Inc.	(2,327)	—	(2,327)
Deutsche Bank AG	250	Pay or receive amounts based on market value fluctuation of Steel Dynamics, Inc.	8,215	—	8,215
Deutsche Bank AG	1,000	Pay or receive amounts based on market value fluctuation of Sterlite Industries (India) Ltd.	33,688	—	33,688
Deutsche Bank AG	625	Pay or receive amounts based on market value fluctuation of Stewart Information Services Corp.	467,699	—	467,699
Deutsche Bank AG	49	Pay or receive amounts based on market value fluctuation of Stewart Information Services Corp.	(459,810)	—	(459,810)
Deutsche Bank AG	125	Pay or receive amounts based on market value fluctuation of Stillwater Mining Co.	14,291	—	14,291
Deutsche Bank AG	9	Pay or receive amounts based on market value fluctuation of Stillwater Mining Co.	(19,665)	—	(19,665)
Deutsche Bank AG	18	Pay or receive amounts based on market value fluctuation of SunEdison, Inc.	(75,272)	—	(75,272)
Deutsche Bank AG	300	Pay or receive amounts based on market value fluctuation of SunEdison, Inc.	78,126	—	78,126
Deutsche Bank AG	17	Pay or receive amounts based on market value fluctuation of SunPower Corp.	(2,976)	—	(2,976)
Deutsche Bank AG	350	Pay or receive amounts based on market value fluctuation of SunPower Corp.	57,139	—	57,139
Deutsche Bank AG	100	Pay or receive amounts based on market value fluctuation of SunPower Corp.	34,508	—	34,508
Deutsche Bank AG	142	Pay or receive amounts based on market value fluctuation of Terex Corp.	(1,550,290)	—	(1,550,290)
Deutsche Bank AG	2,325	Pay or receive amounts based on market value fluctuation of Terex Corp.	1,277,696	—	1,277,696

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Total return swap agreements outstanding at March 31, 2014 (continued):

Counterparty(1)(2)	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	450	Pay or receive amounts based on market value fluctuation of Tesla Motors, Inc.	$(115,380)	$—	$(115,380)
Deutsche Bank AG	7	Pay or receive amounts based on market value fluctuation of Theravance, Inc.	(35,996)	—	(35,996)
Deutsche Bank AG	200	Pay or receive amounts based on market value fluctuation of Theravance, Inc.	38,517	—	38,517
Deutsche Bank AG	72	Pay or receive amounts based on market value fluctuation of Thompson Creek Metals, Inc.	(3,773)	—	(3,773)
Deutsche Bank AG	9	Pay or receive amounts based on market value fluctuation of TICC Capital Corp.	4,606	—	4,606
Deutsche Bank AG	350	Pay or receive amounts based on market value fluctuation of TICC Capital Corp.	35,669	—	35,669
Deutsche Bank AG	175	Pay or receive amounts based on market value fluctuation of Titan Machinery, Inc.	(25,700)	—	(25,700)
Deutsche Bank AG	1	Pay or receive amounts based on market value fluctuation of Titan Machinery, Inc.	3,583	—	3,583
Deutsche Bank AG	700	Pay or receive amounts based on market value fluctuation of TRW Automotive Corp.	586,081	—	586,081
Deutsche Bank AG	22	Pay or receive amounts based on market value fluctuation of TRW Automotive Corp.	(551,080)	—	(551,080)
Deutsche Bank AG	525	Pay or receive amounts based on market value fluctuation of United States Steel Corp.	(12,396)	—	(12,396)
Deutsche Bank AG	3	Pay or receive amounts based on market value fluctuation of United States Steel Corp.	(2,072)	—	(2,072)
Deutsche Bank AG	750	Pay or receive amounts based on market value fluctuation of Vantage Drilling Co.	(25,962)	—	(25,962)
Deutsche Bank AG	150	Pay or receive amounts based on market value fluctuation of Vantage Drilling Co.	9,805	—	9,805
Deutsche Bank AG	96	Pay or receive amounts based on market value fluctuation of Vector Group Ltd.	(421,899)	—	(421,899)
Deutsche Bank AG	1,000	Pay or receive amounts based on market value fluctuation of Vector Group Ltd.	379,115	—	379,115
Deutsche Bank AG	775	Pay or receive amounts based on market value fluctuation of Vector Group Ltd.	175,176	—	175,176
Deutsche Bank AG	2,350	Pay or receive amounts based on market value fluctuation of VeriSign, Inc.	389,901	—	389,901
Deutsche Bank AG	61	Pay or receive amounts based on market value fluctuation of VeriSign, Inc.	(362,786)	—	(362,786)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Total return swap agreements outstanding at March 31, 2014 (continued):

Counterparty(1)(2)	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	37	Pay or receive amounts based on market value fluctuation of Vishay Intertechnology, Inc.	$ (51,555)	$ —	$ (51,555)
Deutsche Bank AG	550	Pay or receive amounts based on market value fluctuation of Vishay Intertechnology, Inc.	37,844	—	37,844
Deutsche Bank AG	25	Pay or receive amounts based on market value fluctuation of Web.Com Group, Inc.	(70,781)	—	(70,781)
Deutsche Bank AG	1,200	Pay or receive amounts based on market value fluctuation of Web.com Group, Inc.	(85,067)	—	(85,067)
Deutsche Bank AG	45	Pay or receive amounts based on market value fluctuation of WebMD Health Corp.	265,437	—	265,437
Deutsche Bank AG	625	Pay or receive amounts based on market value fluctuation of Webmd Health Corp.	(18,085)	—	(18,085)
Deutsche Bank AG	3,125	Pay or receive amounts based on market value fluctuation of WebMD Health Corp.	(228,480)	—	(228,480)
Deutsche Bank AG	6,425	Pay or receive amounts based on market value fluctuation of Western Refining, Inc.	83,366	—	83,366
Deutsche Bank AG	671	Pay or receive amounts based on market value fluctuation of Western Refining, Inc.	(5,789)	—	(5,789)
Deutsche Bank AG	6	Pay or receive amounts based on market value fluctuation of Zais Financial Corp.	(850)	—	(850)
Deutsche Bank AG	21	Pay or receive amounts based on market value fluctuation of ZaZa Energy Corp.	22,277	—	22,277
Deutsche Bank AG	450	Pay or receive amounts based on market value fluctuation of ZaZa Energy Corp.	(127,274)	—	(127,274)

			$1,861,591	$ —	$1,861,591

(r) Notional amount is less than $500 par.

# Notional amount is shown in U.S. dollars unless otherwise stated.

(1) Credit Suisse First Boston Corp. total return swaps have a termination date of 7/18/14.

(2) Deutsche Bank AG positions have a termination date of 3/26/15. On the Deutsche Bank AG positions, the Portfolio receives or pays the total return on the positions shown in the table above and pays or receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swap.

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$5,761,387,247	$—	$—
Common Stocks	619,306,540	156,214,535	129,297
Exchange Traded Funds	201,173,279	—	—
Preferred Stocks	2,665,761	2,671,201	200
Rights	34,252	3	—
Unaffiliated Mutual Funds	130,908,305	—	—
Warrants	2,500,104	2	37,355
Asset-Backed Securities
Collateralized Debt Obligations	—	4,830,138	—
Collateralized Loan Obligations	—	11,103,543	—
Non-Residential Mortgage-Backed Securities	—	3,774,637	—
Residential Mortgage-Backed Securities	—	262,876	—
Bank Loans	—	1,280,352	—
Certificate of Deposit	—	2,799,210	—
Commercial Mortgage-Backed Securities	—	9,895,672	—
Convertible Bonds	—	22,000,217	47,902
Corporate Bonds	—	222,063,826	306,601
Foreign Government Bonds	—	353,958,748	—
Municipal Bond	—	768,132	—
Residential Mortgage-Backed Securities	—	36,591,094	—
U.S. Government Agency Obligations	—	35,139,183	—
U.S. Treasury Obligations	—	515,217,890	—
Repurchase Agreements	—	100,900,000	—
Foreign Treasury Obligations	—	14,467,382	—
Commercial Paper	—	3,299,748	—
Options Purchased	2,846,595	313,465	—
Short Sales – Common Stocks	(278,914,912)	(1,995,353)	(70)
Short Sales – Exchange Traded Fund	(9,186)	—	—
Short Sales – Preferred Stock	—	(1,935,135)	—
Short Sales – Corporate Bond	—	(724,250)	—
Short Sales – U.S. Government Agency Obligations	—	(5,178,203)	—
Short Sales – U.S. Treasury Obligations	—	(3,445,435)	—
Options Written	(3,203,866)	(780,763)	(3,620)
Other Financial Instruments*
Financial Futures Contracts	4,111,252	—	—
Commodity Futures Contracts	7,148,656	—	—
Foreign Forward Currency Contracts	—	(4,785,236)	—
Interest Rate Swaps	—	535,771	—
Credit Default Swaps	—	348,503	—
Total Return Swaps	—	1,862,091	(500)

Total	$6,449,954,027	$1,481,453,844	$517,165

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2014 categorized by risk exposure:

Derivative Fair Value at 03/31/14
Credit contracts	$335,945
Equity contracts	9,224,090
Foreign exchange contracts	(5,325,882)
Interest rate contracts	(418,745)
Commodity contracts	7,148,656

Total	$10,964,064

AST ADVANCED STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 91.8%
AFFILIATED MUTUAL FUNDS — 3.2%
AST Federated Aggressive Growth Portfolio*	3,918,103	$54,931,806
AST Goldman Sachs Small-Cap Value Portfolio*	2,318,188	39,710,554
AST Small-Cap Growth Portfolio*	2,391,672	74,404,921
AST Small-Cap Value Portfolio*	4,883,439	102,503,387

TOTAL AFFILIATED MUTUAL FUNDS (cost $194,652,000)(w)		271,550,668

COMMON STOCKS — 51.5%
Aerospace & Defense — 1.3%
BAE Systems PLC (United Kingdom)	1,008,900	7,008,785
Boeing Co. (The)	113,900	14,293,311
Elbit Systems Ltd. (Israel)	47,100	2,868,733
Finmeccanica SpA (Italy)*	72,900	719,936
Honeywell International, Inc.	181,600	16,845,216
Lockheed Martin Corp.	51,700	8,439,508
Meggitt PLC (United Kingdom)	835,038	6,696,884
Raytheon Co.	156,300	15,440,877
Rolls-Royce Holdings PLC (United Kingdom)*	367,265	6,574,499
Thales SA (France)	113,900	7,552,750
United Technologies Corp.	231,300	27,025,092

		113,465,591

Air Freight & Logistics — 0.6%
Expeditors International of Washington, Inc.	571,145	22,634,476
Toll Holdings Ltd. (Australia)	598,500	2,894,365
United Parcel Service, Inc. (Class B Stock)	232,401	22,631,209

		48,160,050

Airlines — 0.5%
Air New Zealand Ltd. (New Zealand)	1,087,433	1,932,004
Qantas Airways Ltd. (Australia)*	451,400	463,750
Southwest Airlines Co.	1,542,500	36,418,425

		38,814,179

Auto Components — 0.6%
Calsonic Kansei Corp. (Japan)	406,000	1,882,531
Cie Generale des Etablissements Michelin (France) (Class B Stock)	40,200	5,025,625
Continental AG (Germany)	28,000	6,714,924
Denso Corp. (Japan)	313,800	15,048,696
Keihin Corp. (Japan)	108,200	1,579,586
Toyo Tire & Rubber Co. Ltd. (Japan)	500,000	3,545,341
Valeo SA (France)	116,192	16,363,814
Yokohama Rubber Co. Ltd. (The) (Japan)	420,000	3,950,024

		54,110,541

Automobiles — 1.1%
Bayerische Motoren Werke AG (Germany)	119,934	15,155,671
Daihatsu Motor Co. Ltd. (Japan)	223,800	3,951,741
Daimler AG (Germany)	109,500	10,358,635
Fuji Heavy Industries Ltd. (Japan)	511,700	13,856,770
General Motors Co.	657,000	22,613,940
Nissan Motor Co. Ltd. (Japan)	330,000	2,941,398
Renault SA (France)	47,600	4,623,598
Tata Motors Ltd. (India)	2,116,791	14,303,513
Volkswagen AG (Germany)	28,700	7,281,312

		95,086,578

	Shares	Value
COMMON STOCKS (Continued)
Banks — 3.7%
Aozora Bank Ltd. (Japan)	1,439,000	$4,097,133
Banco Popolare SC (Italy)*	1,950	42,489
Banco Santander SA (Spain)	327,500	3,126,384
Bank Hapoalim BM (Israel)	247,900	1,415,264
Bank of America Corp.	1,932,900	33,245,880
Bank of Yokohama Ltd. (The) (Japan)	481,000	2,399,300
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	15,701,000	13,348,671
Barclays PLC (United Kingdom)	761,200	2,962,178
Bendigo and Adelaide Bank Ltd. (Australia)	413,300	4,366,128
BNP Paribas SA (France)	424,870	32,757,292
Credit Agricole SA (France)*	283,200	4,463,326
DBS Group Holdings Ltd. (Singapore)	365,000	4,702,675
Dexia SA (Belgium)*	15,923	877
DnB ASA (Norway)	227,300	3,949,649
Fifth Third Bancorp	620,900	14,249,655
Fukuoka Financial Group, Inc. (Japan)	461,000	1,893,608
HSBC Holdings PLC (United Kingdom)	536,500	5,432,251
Intesa Sanpaolo SpA (Italy)	5,694,273	19,321,885
JPMorgan Chase & Co.	777,900	47,226,309
Keiyo Bank Ltd. (The) (Japan)	165,000	702,738
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,049,200	5,777,719
Mizuho Financial Group, Inc. (Japan)	2,654,300	5,260,433
National Australia Bank Ltd. (Australia)	160,400	5,288,424
Nishi-Nippon City Bank Ltd. (The) (Japan)	644,000	1,447,561
Nordea Bank AB (Sweden)	384,700	5,457,204
Permanent TSB Group Holdings PLC (Ireland)*	48,500	7,216
PNC Financial Services Group, Inc. (The)	153,500	13,354,500
Resona Holdings, Inc. (Japan)	1,261,800	6,097,690
Societe Generale SA (France)	78,300	4,819,827
Sumitomo Mitsui Financial Group, Inc. (Japan)	517,400	22,177,797
Swedbank AB (Sweden) (Class A Stock)	214,700	5,763,777
U.S. Bancorp	584,100	25,034,526
Wells Fargo & Co.	343,100	17,065,794

		317,256,160

Beverages — 1.0%
Coca-Cola Co. (The)	616,840	23,847,034
Diageo PLC (United Kingdom), ADR	18,620	2,319,866
Monster Beverage Corp.*	304,834	21,170,721
PepsiCo, Inc.	255,900	21,367,650
SABMiller PLC (United Kingdom), ADR	284,640	14,345,856

		83,051,127

Biotechnology — 1.0%
Actelion Ltd. (Switzerland)*	120,579	11,427,080
Amgen, Inc.	280,155	34,554,318
CSL Ltd. (Australia)	246,223	15,904,003
Gilead Sciences, Inc.*	310,420	21,996,361

		83,881,762

Building Products — 0.3%
Allegion PLC	40,500	2,112,885
Daikin Industries Ltd. (Japan)	244,300	13,700,208
Geberit AG (Switzerland)	43,776	14,344,440

		30,157,533

Capital Markets — 1.9%
Ameriprise Financial, Inc.	121,500	13,373,505

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Capital Markets (cont’d.)
Charles Schwab Corp. (The)	1,522,230	$41,602,546
Credit Suisse Group AG (Switzerland)*	162,000	5,243,629
Deutsche Bank AG (Germany)	48,800	2,187,158
Goldman Sachs Group, Inc. (The)	35,800	5,865,830
Greenhill & Co., Inc.(a)	117,718	6,118,982
Intermediate Capital Group PLC (United Kingdom)	534,200	3,688,800
Invesco Ltd.	350,700	12,975,900
Jupiter Fund Management PLC (United Kingdom)	1,195,084	7,996,053
Morgan Stanley	878,600	27,385,962
Partners Group Holding AG (Switzerland)	48,082	13,505,624
SEI Investments Co.	577,032	19,394,046
Tullett Prebon PLC (United Kingdom)	161,500	760,034

		160,098,069

Chemicals — 1.2%
Alent PLC (United Kingdom)	220,900	1,167,419
Arkema SA (France)	26,800	3,031,783
Asahi Kasei Corp. (Japan)	416,000	2,820,730
BASF SE (Germany)	34,300	3,816,677
Celanese Corp. (Class A Stock)	618,800	34,349,588
Ecolab, Inc.	212,166	22,911,806
Huabao International Holdings Ltd. (Hong Kong)	5,026,000	2,306,989
Johnson Matthey PLC (United Kingdom)	237,388	12,961,029
Lanxess AG (Germany)	35,800	2,702,272
NOF Corp. (Japan)	329,000	2,379,616
Sika AG (Switzerland)	1,557	6,368,978
Toagosei Co. Ltd. (Japan)	275,000	1,174,458
Yara International ASA (Norway)	105,200	4,659,699

		100,651,044

Commercial Services & Supplies — 0.7%
Babcock International Group PLC (United Kingdom)	538,742	12,098,170
Downer EDI Ltd. (Australia)	1,016,200	4,753,642
Mineral Resources Ltd. (Australia)	235,600	2,513,303
Republic Services, Inc.	203,600	6,954,976
Secom Co. Ltd. (Japan)	217,000	12,474,287
Securitas AB (Sweden) (Class B Stock)	162,700	1,884,282
Stericycle, Inc.*	176,496	20,053,475
Toppan Forms Co. Ltd. (Japan)	77,600	721,642

		61,453,777

Communications Equipment — 1.3%
Cisco Systems, Inc.	2,111,766	47,324,676
Pace PLC (United Kingdom)	511,400	3,842,782
QUALCOMM, Inc.	752,968	59,379,057
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	376,100	5,016,174

		115,562,689

Construction & Engineering — 0.7%
ACS Actividades de Construccion y Servicios SA (Spain)	45,000	1,769,336
Ausdrill Ltd. (Australia)(a)	991,000	737,918
Boart Longyear Ltd.*(a)	642,500	172,798
Bouygues SA (France)	100,800	4,200,327
Carillion PLC (United Kingdom)	476,600	2,874,445
Fluor Corp.	291,010	22,620,207
Kyowa Exeo Corp. (Japan)	309,700	3,977,065

	Shares	Value
COMMON STOCKS (Continued)
Construction & Engineering (cont’d.)
Leighton Holdings Ltd. (Australia)(a)	221,900	$4,349,826
NCC AB (Sweden) (Class B Stock)	59,700	2,162,088
Vinci SA (France)	268,051	19,897,354

		62,761,364

Construction Materials — 0.1%
Vulcan Materials Co.	145,800	9,688,410

Consumer Finance — 0.6%
American Express Co.	426,026	38,355,121
SLM Corp.	444,500	10,881,360

		49,236,481

Containers & Packaging — 0.2%
Rengo Co. Ltd. (Japan)	146,000	782,066
Smurfit Kappa Group PLC (Ireland)	519,345	12,595,334

		13,377,400

Distributors
Pacific Brands Ltd. (Australia)	2,607,900	1,283,022

Diversified Consumer Services — 0.1%
Kroton Educacional SA (Brazil)	269,900	5,859,530

Diversified Financial Services — 0.3%
Challenger Ltd. (Australia)	706,100	4,201,068
First Pacific Co. Ltd. (Hong Kong)	1,650,000	1,644,604
Fuyo General Lease Co. Ltd. (Japan)	63,300	2,276,520
ING Groep NV (Netherlands), CVA*	325,100	4,623,495
ORIX Corp. (Japan)	995,000	14,023,512
Pargesa Holding SA (Switzerland)	28,900	2,502,976

		29,272,175

Diversified Telecommunication Services — 0.8%
AT&T, Inc.	765,400	26,842,578
BT Group PLC (United Kingdom)	1,205,400	7,665,971
Nippon Telegraph & Telephone Corp. (Japan)	149,300	8,113,205
Telecom Italia SpA (Italy)	2,869,000	3,391,018
Telefonica SA (Spain)	158,100	2,505,383
Telenor ASA (Norway)	443,486	9,815,600
TeliaSonera AB (Sweden)	726,400	5,486,058
Vivendi SA (France)	174,700	4,862,424

		68,682,237

Electric Utilities — 0.6%
EDP - Energias de Portugal SA (Portugal)	748,100	3,473,174
Electricite de France SA (France)	121,500	4,804,211
Enel SpA (Italy)	1,307,800	7,397,193
Entergy Corp.	259,400	17,340,890
Exelon Corp.	486,200	16,316,872

		49,332,340

Electrical Equipment — 0.2%
Alstom SA (France)	123,100	3,359,497
Emerson Electric Co	135,400	9,044,720
Johnson Electric Holdings Ltd. (Hong Kong)	1,643,000	1,519,704

		13,923,921

Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp. (Class A Stock)	234,540	21,495,591
Hoya Corp. (Japan)	181,500	5,677,504
Keyence Corp. (Japan)	35,000	14,418,831
Kingboard Chemical Holdings Ltd. (Hong Kong)	966,600	1,890,097

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
National Instruments Corp.	377,498	$10,830,418
TE Connectivity Ltd. (Switzerland)	209,100	12,589,911

		66,902,352

Energy Equipment & Services — 1.4%
AMEC PLC (United Kingdom)	187,653	3,514,465
Baker Hughes, Inc.	218,400	14,200,368
Core Laboratories NV	113,912	22,604,697
FMC Technologies, Inc.*	417,059	21,808,015
Fred Olsen Energy ASA (Norway)	54,244	1,808,637
ProSafe SE (Norway)	380,000	3,038,128
Schlumberger Ltd.	527,055	51,387,862

		118,362,172

Food & Staples Retailing — 1.2%
Ain Pharmaciez, Inc. (Japan)	61,200	2,829,480
Alimentation Couche Tard, Inc. (Canada) (Class B Stock)	123,801	10,012,707
Cocokara Fine, Inc. (Japan)	34,900	1,009,347
Costco Wholesale Corp.	152,176	16,995,016
Delhaize Group SA (Belgium)	70,400	5,148,530
J. Sainsbury PLC (United Kingdom)	1,018,300	5,369,892
Koninklijke Ahold NV (Netherlands)	267,508	5,372,579
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	61,500	1,962,338
Metcash Ltd. (Australia)	704,600	1,712,034
Metro AG (Germany)	74,100	3,022,655
Tesco PLC (United Kingdom)	868,800	4,284,998
Tsuruha Holdings, Inc. (Japan)	22,300	2,196,977
UNY Group Holdings Co. Ltd. (Japan)	481,600	2,861,429
Wal-Mart Stores, Inc.	102,100	7,803,503
Whole Foods Market, Inc.	462,873	23,472,290
WM Morrison Supermarkets PLC (United Kingdom)	1,674,100	5,952,627

		100,006,402

Food Products — 0.9%
Dairy Crest Group PLC (United Kingdom)	112,800	910,527
Danone SA (France), ADR	1,969,904	27,952,938
East Asiatic Co. Ltd. A/S (Denmark)*	10,000	162,220
GrainCorp Ltd. (Australia) (Class A Stock)	298,700	2,335,080
Kellogg Co.	195,200	12,240,992
Mead Johnson Nutrition Co.	309,540	25,735,155
Megmilk Snow Brand Co. Ltd. (Japan)	146,700	1,912,823
Morinaga Milk Industry Co. Ltd. (Japan)	661,000	2,125,166
Nichirei Corp. (Japan)	616,000	2,599,298
Premier Foods PLC (United Kingdom)*(a)	286,941	319,312
Tate & Lyle PLC (United Kingdom)	133,300	1,484,627

		77,778,138

Gas Utilities — 0.1%
Gas Natural SDG SA (Spain)	280,500	7,891,472

Health Care Equipment & Supplies — 1.1%
Coloplast A/S (Denmark) (Class B Stock)	194,322	15,711,153
Covidien PLC	228,500	16,831,310
Intuitive Surgical, Inc.*	61,750	27,045,883
Varian Medical Systems, Inc.*(a)	258,460	21,708,055
Zimmer Holdings, Inc.	178,833	16,914,025

		98,210,426

Health Care Providers & Services — 0.7%
DaVita HealthCare Partners, Inc.*	290,222	19,981,785
Express Scripts Holding Co.*	423,544	31,803,919

	Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services (cont’d.)
Nichii Gakkan Co. (Japan)	232,600	$2,162,101
Primary Health Care Ltd. (Australia)	431,900	1,890,878
Toho Holdings Co. Ltd. (Japan)	156,200	3,295,930

		59,134,613

Hotels, Restaurants & Leisure — 1.2%
Carnival Corp.	428,000	16,204,080
Compass Group PLC (United Kingdom)	1,379,172	21,058,172
InterContinental Hotels Group PLC (United Kingdom)	406,663	13,090,434
MGM China Holdings Ltd. (Macau)	3,424,000	12,097,148
Plenus Co. Ltd. (Japan)	29,700	689,977
Starbucks Corp.	341,133	25,032,339
Yum! Brands, Inc.	222,482	16,772,918

		104,945,068

Household Durables — 0.2%
Berkeley Group Holdings PLC (United Kingdom)	319,715	13,988,182
Skyworth Digital Holdings Ltd. (Hong Kong)	4,468,000	2,460,270

		16,448,452

Household Products — 0.6%
Procter & Gamble Co. (The)	619,665	49,944,999

Independent Power & Renewable Electricity Producers — 0.5%
AES Corp. (The)	1,322,400	18,883,872
NRG Energy, Inc.	849,400	27,010,920

		45,894,792

Industrial Conglomerates — 1.2%
3M Co.	215,300	29,207,598
Bidvest Group Ltd. (South Africa)	375,681	9,926,128
Danaher Corp.	318,156	23,861,700
General Electric Co.	1,355,000	35,080,950
Hong Leong Asia Ltd. (Singapore)(g)	377,000	428,819
Rheinmetall AG (Germany)	69,200	4,872,157

		103,377,352

Insurance — 2.8%
Aegon NV (Netherlands)	398,200	3,667,885
AIA Group Ltd. (Hong Kong)	2,495,200	11,867,545
Allianz SE (Germany)	54,000	9,127,064
Allstate Corp. (The)	346,600	19,610,628
Aviva PLC (United Kingdom)	784,700	6,260,837
AXA SA (France)	228,600	5,938,774
Baloise Holding AG (Switzerland)	59,200	7,452,153
Beazley PLC (United Kingdom)	610,400	2,690,136
CNP Assurances SA (France)	148,900	3,153,731
Discovery Ltd. (South Africa)	1,335,445	10,698,125
Hannover Rueck SE (Germany)	31,600	2,826,655
Helvetia Holding AG (Switzerland)	5,100	2,616,434
Legal & General Group PLC (United Kingdom)	794,700	2,713,186
Mapfre SA (Spain)	1,303,827	5,501,517
Marsh & McLennan Cos., Inc.	562,600	27,736,180
MetLife, Inc.	304,900	16,098,720
Muenchener Rueckversicherungs AG (Germany)	23,400	5,113,329
Old Mutual PLC (United Kingdom)	1,867,229	6,268,349
Prudential PLC (United Kingdom)	635,824	13,463,139
RSA Insurance Group PLC (United Kingdom)	1,611,800	2,406,293

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Sampo OYJ (Finland) (Class A Stock)	304,179	$15,789,931
SCOR SE (France)	68,500	2,399,249
St James’s Place PLC (United Kingdom)	954,786	13,157,006
Swiss Life Holding AG (Switzerland)*	34,800	8,557,913
Swiss Re AG (Switzerland)*	110,800	10,283,811
XL Group PLC (Ireland)	463,670	14,489,688
Zurich Insurance Group AG (Switzerland)*	21,600	6,633,679

		236,521,957

Internet & Catalog Retail — 0.4%
Amazon.com, Inc.*	98,406	33,115,587
Home Retail Group PLC (United Kingdom)	525,500	1,899,052
Start Today Co. Ltd. (Japan)	111,500	2,852,421

		37,867,060

Internet Software & Services — 1.5%
Baidu, Inc. (China), ADR*	50,517	7,697,780
Facebook, Inc. (Class A Stock)*	530,629	31,965,091
Google, Inc. (Class A Stock)*	61,930	69,021,604
SouFun Holdings Ltd. (China), ADR	72,973	4,992,813
Tencent Holdings Ltd. (China)	212,400	14,825,561

		128,502,849

IT Services — 2.0%
Accenture PLC (Class A Stock)	211,008	16,821,558
Alten SA (France)(g)	63,800	3,426,065
Amadeus IT Holding SA (Spain) (Class A Stock)	279,363	11,609,023
Automatic Data Processing, Inc.	127,807	9,874,369
Cap Gemini SA (France)	215,566	16,319,836
Cielo SA (Brazil)	194,100	6,154,056
Cognizant Technology Solutions Corp. (Class A Stock)*	266,458	13,485,439
Genpact Ltd.*	846,810	14,751,430
Tieto OYJ (Finland)	95,600	2,456,048
Visa, Inc. (Class A Stock)(a)	298,566	64,448,457
Western Union Co. (The)(a)	540,300	8,839,308

		168,185,589

Leisure Products — 0.1%
Heiwa Corp. (Japan)	119,600	2,048,619
Namco Bandai Holdings, Inc. (Japan)	130,900	3,104,914

		5,153,533

Life Sciences Tools & Services — 0.5%
Covance, Inc.*	181,082	18,814,420
Thermo Fisher Scientific, Inc.	220,200	26,476,848

		45,291,268

Machinery — 0.8%
Bradken Ltd. (Australia)	529,200	2,142,665
Bucher Industries AG (Switzerland)	8,700	2,957,639
CIMC Enric Holdings Ltd. (China)	2,540,000	3,590,194
Danieli & C Officine Meccaniche SpA (Italy)(g)	67,900	2,267,180
Georg Fischer AG (Switzerland)*	6,900	5,353,951
Illinois Tool Works, Inc.	151,800	12,345,894
IMI PLC (United Kingdom)	350,523	8,529,484
Ingersoll-Rand PLC	147,200	8,425,728
Rational AG (Germany)	12,128	4,322,115
Singamas Container Holdings Ltd. (Hong Kong)(g)	6,354,000	1,459,964

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
SMC Corp. (Japan)	46,300	$12,210,838
Vesuvius PLC (United Kingdom)	152,000	1,103,981

		64,709,633

Marine — 0.1%
A.P. Moller-Maersk A/S (Denmark) (Class B Stock)	400	4,787,503

Media — 1.2%
Comcast Corp. (Class A Stock)	82,600	4,131,652
Comcast Corp. (Special Class A Stock)	119,400	5,821,944
Discovery Communications, Inc. (Class A Stock)*	117,511	9,718,160
Liberty Media Corp. (Class A Stock)*	29,200	3,817,316
ProSiebenSat.1 Media AG (Germany)(a)	248,541	11,400,440
Time Warner Cable, Inc.	169,500	23,252,010
Time Warner, Inc.	372,300	24,322,359
Trinity Mirror PLC (United Kingdom)*	126,600	407,225
WPP PLC (United Kingdom)	851,785	17,599,565

		100,470,671

Metals & Mining — 0.3%
Anglo American PLC (United Kingdom)	119,700	3,058,880
Arrium Ltd. (Australia)	2,276,200	2,863,951
Aurubis AG (Germany)	24,400	1,325,349
Boliden AB (Sweden)	239,000	3,639,622
Fortescue Metals Group Ltd. (Australia)	702,700	3,440,346
Mount Gibson Iron Ltd. (Australia)	1,000,000	847,094
OZ Minerals Ltd. (Australia)	228,800	756,535
Rio Tinto Ltd. (Australia)	104,000	6,134,221
Shougang Fushan Resources Group Ltd. (China)	6,284,000	1,914,311
St Barbara Ltd. (Australia)*	581,700	147,726
Sumitomo Metal Mining Co. Ltd. (Japan)	179,000	2,243,566
Voestalpine AG (Austria)	74,100	3,261,069

		29,632,670

Multiline Retail — 0.3%
Debenhams PLC (United Kingdom)	1,464,900	1,952,989
Kohl’s Corp.	359,900	20,442,320
Myer Holdings Ltd. (Australia)(a)	1,428,500	2,959,759

		25,355,068

Multi-Utilities — 0.4%
Centrica PLC (United Kingdom)	1,043,100	5,738,528
E.ON SE (Germany)	196,300	3,833,779
PG&E Corp.	520,700	22,494,240
RWE AG (Germany)	86,900	3,526,390

		35,592,937

Oil, Gas & Consumable Fuels — 3.1%
Anadarko Petroleum Corp.	63,200	5,356,832
Apache Corp.	275,000	22,811,250
BG Group PLC (United Kingdom)	444,418	8,296,923
BP PLC (United Kingdom)	1,817,900	14,606,829
Chevron Corp.	269,850	32,087,863
CONSOL Energy, Inc.	254,900	10,183,255
Eni SpA (Italy)	230,000	5,767,601
EQT Corp.	153,800	14,913,986
Exxon Mobil Corp.	340,700	33,279,576
Hess Corp.	196,200	16,261,056
Idemitsu Kosan Co. Ltd. (Japan)	192,800	3,966,047
JX Holdings, Inc. (Japan)	601,000	2,897,443

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Newfield Exploration Co.*	108,855	$3,413,693
OMV AG (Austria)	117,100	5,315,385
Repsol SA (Spain)	198,100	5,059,384
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR(a)	182,000	13,296,920
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	462,800	18,067,784
Spectra Energy Corp.	318,800	11,776,472
Statoil ASA (Norway)	216,900	6,119,773
Total SA (France)	403,517	26,561,481
Tullow Oil PLC (United Kingdom)	633,077	7,911,455

		267,951,008

Paper & Forest Products — 0.3%
International Paper Co.	555,600	25,490,928
Mondi PLC (United Kingdom)	126,100	2,209,722

		27,700,650

Personal Products — 0.3%
Avon Products, Inc.	512,600	7,504,464
Estee Lauder Cos., Inc. (The) (Class A Stock)	285,034	19,063,074
Oriflame Cosmetics SA (Sweden), SDR(a)	55,500	1,346,292

		27,913,830

Pharmaceuticals — 2.8%
Astellas Pharma, Inc. (Japan)	1,117,500	13,267,598
AstraZeneca PLC (United Kingdom)	233,500	15,137,009
GlaxoSmithKline PLC (United Kingdom)	81,200	2,165,210
Johnson & Johnson	293,800	28,859,974
KYORIN Holdings, Inc. (Japan)	95,200	1,814,491
Merck & Co., Inc.	854,483	48,509,000
Novartis AG (Switzerland)	80,600	6,843,579
Novartis AG (Switzerland), ADR	265,534	22,575,701
Novo Nordisk A/S (Denmark), ADR	360,330	16,449,065
Pfizer, Inc.	1,357,100	43,590,052
Roche Holding AG (Switzerland)	84,628	25,453,037
Sanofi (France)	46,600	4,869,686
Stada Arzneimittel AG (Germany)	47,500	2,034,718
Teva Pharmaceutical Industries Ltd. (Israel)	93,600	4,932,782
Tsumura & Co. (Japan)	70,800	1,701,249

		238,203,151

Professional Services
Skilled Group Ltd. (Australia)(g)	1,278,700	3,279,053

Real Estate Investment Trusts (REITs) — 0.2%
Weyerhaeuser Co.	663,300	19,467,855

Real Estate Management & Development — 0.4%
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	386,038	15,769,652
Cheung Kong Holdings Ltd. (Hong Kong)	194,000	3,225,773
Lend Lease Group (Australia)	601,200	6,621,002
Poly Property Group Co. Ltd. (China)	3,679,000	1,630,133
St. Joe Co. (The)*(a)	292,800	5,636,400
Wheelock & Co. Ltd. (Hong Kong)	495,000	1,939,977

		34,822,937

Road & Rail — 0.6%
Canadian Pacific Railway Ltd. (Canada)	143,100	21,526,533
FirstGroup PLC (United Kingdom)	308,200	750,345
Go-Ahead Group PLC (United Kingdom)	96,600	3,002,388

	Shares	Value
COMMON STOCKS (Continued)
Road & Rail (cont’d.)
National Express Group PLC (United Kingdom)(g)	791,500	$3,700,361
Sankyu, Inc. (Japan)	436,000	1,637,873
Seino Holdings Co. Ltd. (Japan)	150,000	1,431,123
Union Pacific Corp.	102,100	19,160,086
West Japan Railway Co. (Japan)	94,200	3,844,899

		55,053,608

Semiconductors & Semiconductor Equipment — 0.6%
Altera Corp.	51,155	1,853,857
Analog Devices, Inc.	61,173	3,250,733
ARM Holdings PLC (United Kingdom)	256,261	4,327,780
ARM Holdings PLC (United Kingdom), ADR	398,761	20,324,848
NXP Semiconductors NV (Netherlands)*	134,250	7,895,244
Texas Instruments, Inc.	293,800	13,852,670

		51,505,132

Software — 1.8%
ANSYS, Inc.*	139,483	10,742,981
Autodesk, Inc.*	397,425	19,545,361
Check Point Software Technologies Ltd. (Israel)*(a)	221,242	14,962,596
FactSet Research Systems, Inc.	126,371	13,624,058
Microsoft Corp.	1,151,970	47,219,250
Oracle Corp.	809,944	33,134,809
Salesforce.com, Inc.*(a)	332,331	18,972,777

		158,201,832

Specialty Retail — 0.8%
Aoyama Trading Co. Ltd. (Japan)	103,300	2,711,924
Autobacs Seven Co. Ltd. (Japan)	126,600	1,952,059
Darty PLC (United Kingdom)(g)	587,300	1,149,122
Lowe’s Cos., Inc.	1,027,341	50,236,975
Shimachu Co. Ltd. (Japan)	92,800	2,019,287
Valora Holding AG (Switzerland)	6,740	1,892,156
WH Smith PLC (United Kingdom)(a)	255,400	5,123,319

		65,084,842

Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.	42,850	22,999,309
Eizo Corp. (Japan)	13,400	351,069
Wincor Nixdorf AG (Germany)	50,700	3,643,911

		26,994,289

Textiles, Apparel & Luxury Goods — 0.3%
Cie Financiere Richemont SA (Switzerland)	120,739	11,535,183
Fossil Group, Inc.*	110,947	12,937,530
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	758,000	2,470,018

		26,942,731

Thrifts & Mortgage Finance
Paragon Group of Cos. PLC (United Kingdom)	428,500	2,946,388

Tobacco — 0.1%
Philip Morris International, Inc.	90,300	7,392,861

Trading Companies & Distributors — 0.6%
Brenntag AG (Germany)	58,728	10,906,760
Emeco Holdings Ltd. (Australia)*	995,900	232,223
Fastenal Co.(a)	305,834	15,083,733
Marubeni Corp. (Japan)	744,000	4,994,582
MISUMI Group, Inc. (Japan)	259,700	7,195,930

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Trading Companies & Distributors (cont’d.)
Mitsubishi Corp. (Japan)	169,900	$3,151,614
Mitsui & Co. Ltd. (Japan)	435,900	6,160,822
Sumitomo Corp. (Japan)	338,100	4,299,135

		52,024,799

Wireless Telecommunication Services — 0.2%
Freenet AG (Germany)	230,900	8,081,655
KDDI Corp. (Japan)	110,600	6,421,989
NTT DoCoMo, Inc. (Japan)	450,000	7,090,870

		21,594,514

TOTAL COMMON STOCKS (cost $3,627,583,411)		4,423,212,436

EXCHANGE TRADED FUNDS — 9.8%
Energy Select Sector SPDR Fund	86,574	7,710,281
iShares Barclays 1-3 Year Treasury Bond Fund(a)	340,700	28,772,115
iShares Barclays TIPS Bond Fund	196,123	21,985,388
iShares Core Total US Bond Market ETF	1,182,474	127,648,068
iShares Intermediate Credit Bond ETF(a)	165,874	18,090,219
iShares JPMorgan USD Emerging Markets Bond Fund(a)	45,850	5,108,607
iShares MSCI EAFE ETF(a)	2,802,841	188,266,830
iShares Russell 1000 Growth Index Fund(a)	443,447	38,375,903
iShares Russell 1000 Value Index Fund	513,900	49,591,350
iShares Russell 2000 Index Fund(a)	317,093	36,890,600
iShares S&P 500 Growth Index Fund	84,445	8,430,989
SPDR S&P 500 ETF Trust(a)	1,516,696	283,682,820
Vanguard REIT ETF(a)	439,468	31,035,230

TOTAL EXCHANGE TRADED FUNDS (cost $711,131,307)		845,588,400

PREFERRED STOCK
Consumer Finance
SLM Corp., 3.740% (cost $20,250)	1,800	44,136

	Units
RIGHTS*
Banks
Banco Popolare Societa Cooperativa (Italy),expiring 04/17/14	1,949	16,594

Food Products
Premier Foods PLC (United Kingdom),expiring 04/07/14(a)	459,106	122,463

Insurance
RSA Insurance Group PLC (United Kingdom), expiring 04/09/14	604,425	337,566

TOTAL RIGHTS (cost $590,370)		476,623

Interest Rate	Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES — 0.8%
Collateralized Debt Obligations
Dryden XVI-Leveraged Loan CDO,
Series 2006-16A, Class A1, 144A
0.477%(c)	10/20/20		1,251	$1,238,261
Eurocredit CDO IV BV (Netherlands),
Series IV-X, Class A1
0.714%(c)	02/22/20	EUR	121	165,949
Hillmark Funding (Cayman Islands),
Series 2006-1A, Class A1, 144A
0.484%(c)	05/21/21		1,635	1,592,343
LCM V LP (Cayman Islands),
Series 5A, Class A1, 144A
0.480%(c)	03/21/19		800	796,180

				3,792,733

Collateralized Loan Obligations — 0.2%
Aquilae CLO II PLC (Ireland),
Series 2006-1X, Class A
0.637%(c)	01/17/23	EUR	219	296,524
ARES CLO Ltd.,
Series 2006-6RA, Class A1B, 144A
0.462%(c)	03/12/18		48	47,496
Avoca CLO III PLC (Ireland),
Series III-X, Class A
0.655%(c)	09/15/21	EUR	812	1,100,915
Dryden Senior Loan Fund (Cayman Islands),
Series 2011-22A, Class A1R, 144A
1.409%(c)	01/15/22		4,400	4,396,594
Duane Street CLO III Ltd.,
Series 2006-3A, Class A1, 144A
0.496%(c)	01/11/21		590	586,066
Franklin CLO Ltd. (Cayman Islands),
Series 5A, Class A2, 144A
0.493%(c)	06/15/18		1,611	1,598,615
Grosvenor Place CLO BV (Netherlands),
Series I-X, Class A2
0.777%(c)	07/20/21	GBP	144	240,240
Grosvenor Place CLO I BV (Netherlands),
Series I-X, Class A1
0.550%(c)	07/20/21	EUR	90	124,055
Magi Funding PLC (Ireland),
Series I-A, Class A
0.578%(c)	04/11/21	EUR	120	163,285
Series l-A, Class A, 144A
0.591%(c)	04/11/21	EUR	360	489,740
Mercator CLO II PLC (Ireland),
Series II-X, Class A1
0.522%(c)	02/18/24	EUR	883	1,182,307
Penta CLO 1 SA (Luxembourg),
Series 2007-1X, Class A1
0.551%(c)	06/04/24	EUR	968	1,305,182
Symphony CLO III Ltd. (Cayman Islands),
Series 2007-3A, Class A1A, 144A
0.476%(c)	05/15/19		485	479,205
Wood Street CLO 1 BV (Netherlands),
Series I, Class A
0.544%(c)	11/22/21	EUR	888	1,206,326

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Wood Street CLO BV (Netherlands),
Series II-A, Class A1, 144A
0.587%(c)	03/29/21	EUR	100	$135,291

				13,351,841

Non-Residential Mortgage-Backed Securities — 0.1%
Citibank Omni Master Trust,
Series 2009-A14A, Class A14, 144A
2.905%(c)	08/15/18		900	908,761
Nelnet Student Loan Trust,
Series 2008-4, Class A2
0.938%(c)	07/25/18		26	26,338
North Carolina State Education Assistance Authority,
Series 2011-2, Class A1
0.688%(c)	10/26/20		267	266,721
SLM Private Education Loan Trust,
Series 2009-CT, Class 1A, 144A
2.350%(c)	04/15/39(g)		25	24,620
SLM Student Loan Trust,
Series 2007-3, Class A3
0.279%(c)	04/25/19		600	592,892
Series 2014-A, Class A1, 144A
0.755%(c)	07/15/22(g)		4,100	4,107,933

				5,927,265

Residential Mortgage-Backed Securities — 0.5%
Aames Mortgage Investment Trust,
Series 2005-1, Class M5
1.354%(c)	06/25/35		6,000	4,531,122
Ameriquest Mortgage Securities Trust,
Series 2006-R1, Class M1
0.544%(c)	03/25/36		2,900	2,390,569
Asset-Backed Funding Certificates Trust,
Series 2004-OPT5, Class A1
0.854%(c)	06/25/34		88	81,411
Asset-Backed Pass-Through Certificates,
Series 2005-R4, Class M2
0.604%(c)	07/25/35		7,400	6,457,395
Asset-Backed Securities Corp. Home Equity,
Series 2004-HE6, Class A1
0.429%(c)	09/25/34		10	9,967
Bear Stearns Asset-Backed Securities I Trust,
Series 2006-PC1, Class M2
0.574%(c)	12/25/35		1,324	1,011,156
Bear Stearns Asset-Backed Securities Trust,
Series 2006-SD3, Class 1A1A
5.500%	08/25/36		125	123,962
Series 2007-AQ1, Class A1
0.264%(c)	11/25/36		391	327,552
Countrywide Asset-Backed Certificates,
Series 2005-14, Class 3A3
0.504%(c)	04/25/36		5,746	5,628,790
Series 2006-4, Class 2A2
0.334%(c)	07/25/36		541	525,751
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB9, Class A1
0.214%(c)	11/25/36		29	15,480
Series 2007-CB6, Class A1, 144A
0.274%(c)	07/25/37		66	41,485

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
CSAB Mortgage-Backed Trust,
Series 2006-4, Class A6A
5.684%	12/25/36	61	$39,407
First NLC Trust,
Series 2007-1, Class A1, 144A
0.224%(c)	08/25/37	217	111,830
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2007-B, Class 2A2
0.314%(c)	07/25/37	1,239	772,000
JPMorgan Mortgage Acquisition Corp.,
Series 2006-WMC3, Class A3
0.264%(c)	08/25/36	133	68,645
Series 2007-HE1, Class AV1
0.214%(c)	03/25/47	98	93,992
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
0.714%(c)	10/25/34	12	11,196
MASTR Asset-Backed Securities Trust,
Series 2005-WF1, Class M2
0.584%(c)	06/25/35	1,100	1,002,381
Merrill Lynch Mortgage Investors Trust,
Series 2006-RM4, Class A2A
0.234%(c)	09/25/37	4	1,078
Series 2006-RM5, Class A2A
0.214%(c)	10/25/37	49	10,369
Series 2007-HE2, Class A2A
0.274%(c)	02/25/37	14	6,415
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-WMC2, Class A2FP
0.204%(c)	07/25/36	84	38,583
Series 2007-HE6, Class A1
0.214%(c)	05/25/37	46	28,092
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-2, Class A1
0.204%(c)	11/25/36	1	585
Option One Mortgage Loan Trust,
Series 2005-4, Class M1
0.594%(c)	11/25/35	1,200	1,075,873
Park Place Securities, Inc.,
Series 2005-WCW2, Class M1
0.654%(c)	07/25/35	3,000	2,830,875
Series 2005-WHQ4, Class M1
0.624%(c)	09/25/35	1,700	1,471,715
RAMP Trust,
Series 2005-EFC4, Class M3
0.636%(c)	09/25/35	6,600	5,549,009
RASC Trust,
Series 2002-KS4, Class AIIB
0.654%(c)	07/25/32	19	16,418
Series 2005-AHL1, Class M1
0.604%(c)	09/25/35	945	903,692
Series 2005-KS10, Class M2
0.594%(c)	11/25/35	2,000	1,621,746
Series 2006-KS7, Class A4
0.394%(c)	09/25/36	218	177,253
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR5, Class A2A
0.284%(c)	05/25/37	318	207,174
Series 2007-HE1, Class A2A

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
0.214%(c)	12/25/36	77	$26,422
Series 2007-NC1, Class A2A
0.204%(c)	12/25/36	2	1,282
Soundview Home Equity Loan Trust,
Series 2006-NLC1, Class A1, 144A
0.214%(c)	11/25/36	61	23,057
Wachovia Mortgage Loan Trust,
Series 2005-WMC1, Class M1
0.814%(c)	10/25/35	6,300	5,529,094
Washington Mutual Asset-Backed Certificates,
Series 2006-HE5, Class 2A1
0.214%(c)	10/25/36	95	42,468

			42,805,291

TOTAL ASSET-BACKED SECURITIES (cost $64,480,073)			65,877,130

BANK LOANS(c) — 0.1%
Health Care Providers & Services — 0.1%
CHS/Community Health Systems, Inc.,
2021 Term Loan D
4.250%	01/27/21	3,491	3,518,503

Media
Virgin Media Investment Holdings Ltd.,
Facility B
3.500%	06/20/20	1,900	1,895,250

Technology Hardware, Storage & Peripherals
Dell, Inc.,
Term Loan B
4.500%	04/29/20	499	494,822

TOTAL BANK LOANS (cost $5,863,491)			5,908,575

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.3%
Banc of America Re-REMIC Trust,
Series 2009-UB1, Class A4A, 144A
5.595%(c)	06/24/50	248	270,497
Series 2010-UB5, Class A4A, 144A
5.668%(c)	02/17/51	1,896	2,054,291
Citigroup Commercial Mortgage Trust,
Series 2004-C2, Class A5
4.733%	10/15/41	3,477	3,513,896
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3, Class A5
5.617%	10/15/48	100	108,297
Commercial Mortgage Pass-Through Certificates,
Series 2010-C1, Class A1, 144A
3.156%	07/10/46	177	181,733
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2004-C3, Class A5
5.113%(c)	07/15/36	2,890	2,908,795
Credit Suisse Mortgage Capital Certificates,
Series 2009-RR1, Class A3A, 144A
5.383%	02/15/40	91	96,142
Series 2010-RR4, Class 2A, 144A
5.467%(c)	09/18/39	901	973,630
Series 2010-UD1, Class A, 144A

Interest Rate	Maturity Date		Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
5.758%(c)	12/16/49		737	$807,017
DBUBS Mortgage Trust,
Series 2011-LC2A, Class A2, 144A
3.386%	07/10/44		2,700	2,820,050
GS Mortgage Securities Corp. II,
Series 2012-GCJ9, Class XA, IO
2.389%(c)	11/10/45		3,440	443,915
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2004-CBX, Class A5
4.654%	01/12/37		63	63,549
Series 2006-LDP9, Class A3
5.336%	05/15/47		110	120,095
Series 2010-C2, Class A3, 144A
4.070%	11/15/43		1,300	1,380,748
Merrill Lynch Floating Trust,
Series 2008-LAQA, Class A1, 144A
0.731%(c)	07/09/21		352	351,568
Morgan Stanley Capital I Trust,
Series 2007-IQ15, Class A4
5.910%(c)	06/11/49		39	43,900
RBSCF Trust,
Series 2010-RR4, Class CMLA, 144A
5.998%(c)	12/16/49		200	216,079
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C5, Class XA, IO, 144A
1.153%(c)	03/10/46		19,038	1,349,908
Vornado DP LLC Trust,
Series 2010-VNO, Class A2FX, 144A
4.004%	09/13/28		700	740,435
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C14, Class A4
5.088%(c)	08/15/41		67	67,244
Washington Mutual Commercial Mortgage Securities Trust,
Series 2007-SL3, Class A1A, 144A
5.309%(c)	03/23/45		4,057	4,178,662

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $22,407,546)				22,690,451

CORPORATE BONDS — 6.3%
Airlines — 0.1%
Continental Airlines 2009-2 Class A, Pass Through Trust,
Pass-Through Certificates
7.250%	05/10/21		330	386,604
Delta Air Lines 2010-1 Class A, Pass-Through Trust,
Pass-Through Certificates
6.200%	01/02/20		711	794,334
Delta Air Lines 2012-1 Class A, Pass-Through Trust,
Pass-Through Certificates
4.750%	11/07/21		3,534	3,816,431
UAL 2009-1 Pass-Through Trust,
Pass-Through Certificates
10.400%	05/01/18		278	315,686

				5,313,055

Automobiles — 0.2%
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
0.585%(c)	03/10/17	(g)	3,700	3,702,131

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Automobiles (cont’d.)
1.650%	04/10/15	(g)		1,700	$1,713,773
2.300%	01/09/15			3,525	3,569,390
3.000%	03/28/16	(g)		2,220	2,307,985
Fiat Finance & Trade SA (Italy),
Gtd. Notes, MTN
6.125%	07/08/14		EUR	800	1,115,329
7.625%	09/15/14		EUR	300	424,043
Volkswagen International Finance NV (Germany),
Gtd. Notes, 144A
0.565%(c)	11/18/15	(g)		4,300	4,309,783
0.858%(c)	04/01/14			200	200,000

					17,342,434

Banks — 2.6%
Abbey National Treasury Services PLC (United Kingdom),
Bank Gtd. Notes
4.000%	04/27/16			1,900	2,013,867
Bank Gtd. Notes, 144A
3.875%	11/10/14			2,300	2,346,991
Achmea Hypotheekbank NV (Netherlands),
Gov’t. Liquid Gtd. Notes, 144A
3.200%	11/03/14			304	309,168
African Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
5.250%	03/23/22		AUD	4,300	4,165,159
Ally Financial, Inc.,
Gtd. Notes
2.750%	01/30/17			2,450	2,474,500
3.500%	07/18/16			10,050	10,351,500
3.653%(c)	06/20/14			900	903,150
6.750%	12/01/14			900	932,625
8.000%	03/15/20			600	723,000
Sr. Unsec’d. Notes
6.750%	12/01/14			4,230	4,378,050
Australia & New Zealand Banking Group Ltd. (Australia),
Covered Bonds, 144A
1.000%	10/06/16			400	402,618
Banco Bradesco SA (Brazil),
Sr. Unsec’d. Notes, 144A
2.338%(c)	05/16/14			1,800	1,800,580
Banco del Estado de Chile (Chile),
Sr. Unsec’d. Notes, 144A
2.000%	11/09/17			2,000	1,987,578
Banco do Brasil SA (Brazil),
Sr. Unsec’d. Notes, RegS
6.000%	01/22/20			7,000	7,586,250
Banco Santander Brasil SA (Brazil),
Sr. Unsec’d. Notes, 144A
4.250%	01/14/16			1,300	1,347,125
4.500%	04/06/15			2,800	2,884,000
4.625%	02/13/17			1,700	1,789,250
Banco Santander Chile (Chile),
Sr. Unsec’d. Notes, 144A
1.837%(c)	01/19/16			2,000	1,980,000
3.875%	09/20/22			1,000	969,796
Banco Santander SA (Spain),
Covered Bonds
3.125%	09/28/15		EUR	300	427,131

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Bank Nederlandse Gemeenten (Netherlands),
Sr. Unsec’d. Notes, 144A
1.375%	03/23/15			3,100	$3,132,984
Bank of America Corp.,
Sr. Unsec’d. Notes
5.750%	12/01/17			6,600	7,472,137
Sr. Unsec’d. Notes, MTN
0.752%(c)	07/22/14		EUR	200	275,773
1.054%(c)	03/22/16			2,000	2,013,884
6.875%	04/25/18			1,500	1,768,965
Bank of America NA,
Sub. Notes
0.523%(c)	06/15/16			3,300	3,271,366
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan),
Sr. Unsec’d. Notes, 144A
0.645%(c)	03/10/17	(g)		4,300	4,302,554
Barclays Bank PLC (United Kingdom),
Jr. Sub. Notes
14.000%(c)	11/29/49		GBP	800	1,803,178
Sub. Notes, 144A
10.179%	06/12/21			2,320	3,109,566
Sub. Notes, MTN
4.750%	02/23/15			1,000	1,010,660
BBVA Bancomer SA (Mexico),
Sr. Unsec’d. Notes, 144A
4.500%	03/10/16			800	846,000
Sr. Unsec’d. Notes, RegS
4.500%	03/10/16			6,000	6,345,000
BNP Paribas Home Loan SFH (France),
Covered Bonds, 144A
2.200%	11/02/15			5,500	5,630,075
CIT Group, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	02/15/15			5,365	5,512,537
5.250%	04/01/14			4,200	4,200,000
Citigroup, Inc.,
Notes, MTN
5.500%	10/15/14			188	192,955
Sr. Unsec’d. Notes
1.250%	01/15/16			1,600	1,605,630
6.000%	08/15/17			2,000	2,266,924
6.125%	11/21/17			500	572,508
Sr. Unsec’d. Notes, MTN
7.375%	06/16/14		EUR	1,700	2,374,023
Sub. Notes
4.875%	05/07/15			600	625,104
5.000%	09/15/14			1,430	1,457,692
Sub. Notes, MTN
0.977%(c)	05/31/17		EUR	800	1,077,659
Commonwealth Bank of Australia (Australia),
Covered Bonds, RegS
2.250%	03/16/17	(g)		3,900	4,007,129
Gov’t. Liquid Gtd. Notes, 144A
0.513%(c)	09/17/14			100	100,137
0.746%(c)	06/25/14			500	500,557
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands),
Sr. Unsec’d. Notes, MTN
4.000%	09/10/15		GBP	1,000	1,734,975

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Credit Agricole SA (France),
Sub. Notes, RegS
8.125%(c)	09/19/33			2,000	$2,290,000
Deutsche Bank Capital Trust (Germany),
Jr. Sub. Notes, 144A
4.901%(c)	12/29/49	(g)		300	288,000
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, 144A
0.716%(c)	04/29/14			2,300	2,300,736
2.750%	04/29/14			5,300	5,306,201
Dexia Municipal Agency SA (France),
Covered Bonds
5.250%	02/16/17			700	768,912
Eksportfinans ASA (Norway),
Sr. Unsec’d. Notes
0.890%	06/16/15		JPY	100,000	931,897
2.375%	05/25/16			500	495,000
3.000%	11/17/14			6,400	6,428,800
Eurofima (Supranational Bank),
Sr. Unsec’d. Notes, MTN
5.250%	04/07/16			2,500	2,730,525
6.250%	12/28/18		AUD	4,300	4,362,824
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
4.000%	01/29/21			300	315,452
5.000%	04/11/22			2,600	2,910,375
HBOS Capital Funding LP (United Kingdom),
Bank Gtd. Notes
9.540%(c)	03/29/49		GBP	200	358,485
HSH N Finance Guernsey Ltd. (Germany),
Bank Gtd. Notes, MTN
0.762%(c)	12/21/15		EUR	2,600	3,594,624
ING Bank NV (Netherlands),
Covered Bonds, 144A
2.500%	01/14/16			1,700	1,749,980
Inter-American Development Bank (Supranational Bank),
Notes, MTN
6.000%	02/26/21		AUD	2,800	2,848,974
Itau Unibanco Holding SA (Brazil),
Sub. Notes, 144A
5.500%	08/06/22			4,400	4,400,000
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.450%	03/01/16			4,200	4,398,358
Sr. Unsec’d. Notes, MTN
0.854%(c)	02/26/16			3,000	3,014,388
JPMorgan Chase Bank NA,
Sub. Notes
6.000%	10/01/17			900	1,025,206
KFW (Germany),
Gov’t. Gtd. Notes, MTN
5.500%	02/09/22		AUD	1,800	1,771,274
Kreditanstalt Fuer Wiederaufbau (Germany),
Gov’t. Gtd. Notes, MTN
6.000%	08/20/20		AUD	1,400	1,421,441
6.250%	05/19/21		AUD	2,200	2,264,359
Landwirtschaftliche Rentenbank (Germany),
Gov’t. Gtd. Notes
5.500%	03/29/22		AUD	2,900	2,846,135

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Gov’t. Gtd. Notes, MTN
5.500%	03/09/20		AUD	3,400	$3,357,962
7.000%	05/10/17		NZD	300	276,773
LBG Capital No. 2 PLC (United Kingdom),
Bank Gtd. Notes
15.000%	12/21/19		GBP	2,880	6,976,377
Lloyds Bank PLC (United Kingdom),
Jr. Sub. Notes, 144A
12.000%(c)	12/29/49	(g)		2,600	3,531,871
Norddeutsche Landesbank Girozentrale (Germany),
Pfandbrief, 144A
0.875%	10/16/15	(g)		7,000	7,027,580
Realkredit Danmark A/S (Denmark),
Covered Bonds
2.000%	01/01/15		DKK	7,400	1,382,819
Royal Bank of Scotland PLC (The) (United Kingdom),
Bank Gtd. Notes
4.375%	03/16/16			2,100	2,232,495
Sub. Notes
3.493%(c)	10/27/14		AUD	2,100	1,942,950
Santander US Debt SA Unipersonal (Spain),
Bank Gtd. Notes, 144A
3.724%	01/20/15			2,500	2,547,675
Sberbank of Russia Via SB Capital SA (Russia),
Sr. Unsec’d. Notes, RegS
4.950%	02/07/17			7,000	7,217,000
6.125%	02/07/22			4,000	4,120,000
Stadshypotek AB (Sweden),
Covered Bonds, 144A
1.875%	10/02/19	(g)		1,900	1,847,712
Covered Bonds, MTN
4.250%	10/10/17		AUD	3,800	3,539,665
Turkiye Garanti Bankasi A/S (Turkey),
Sr. Unsec’d. Notes, 144A
2.737%(c)	04/20/16			200	195,000
Westpac Banking Corp. (Australia),
Covered Bonds, 144A
1.850%	11/26/19			2,200	2,169,831
Gov’t. Liquid Gtd. Notes, 144A
3.585%	08/14/14			700	708,404

					224,878,370

Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.125%	01/15/15			6,495	6,676,717
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.100%	01/15/15			800	816,937
SABMiller Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A
1.850%	01/15/15			3,900	3,937,105
2.450%	01/15/17			1,000	1,028,309

					12,459,068

Capital Markets
Morgan Stanley,
Notes, MTN
6.625%	04/01/18			1,800	2,098,370

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Capital Markets (cont’d.)
Sr. Unsec’d. Notes
2.875%	07/28/14			100	$100,718
3.800%	04/29/16			800	842,607
Sr. Unsec’d. Notes, MTN
0.702%(c)	01/16/17		EUR	100	136,622

					3,178,317

Communications Equipment — 0.1%
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
0.286%(c)	09/03/15			6,900	6,897,040

Construction & Engineering — 0.1%
Obrascon Huarte Lain SA (Spain),
Sr. Unsec’d. Notes, MTN
7.375%	04/28/15		EUR	5,600	8,188,188

Consumer Finance
SLM Corp.,
Sr. Unsec’d. Notes, MTN
3.875%	09/10/15			2,715	2,796,450

Diversified Financial Services — 0.5%
Bank of America Corp.,
Sr. Unsec’d. Notes
0.503%(c)	10/14/16			500	496,625
4.500%	04/01/15			2,300	2,386,199
Sr. Unsec’d. Notes, MTN
7.375%	05/15/14			200	201,610
Sub. Notes, MTN
1.008%(c)	05/23/17		EUR	600	810,062
Credit Agricole Home Loan SFH (France),
Covered Bonds, 144A
0.987%(c)	07/21/14			2,000	2,003,846
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
5.625%	09/15/15			1,000	1,065,957
7.000%	04/15/15			2,000	2,127,560
8.700%	10/01/14			1,700	1,766,835
Ford Motor Credit Co.LLC,
Sr. Unsec’d. Notes
1.500%	01/17/17			1,100	1,096,725
4.207%	04/15/16			1,100	1,165,783
4.250%	02/03/17			1,000	1,073,712
HSBC Finance Corp.,
Sr. Unsec’d. Notes
0.666%(c)	06/01/16			1,700	1,697,600
International Lease Finance Corp.,
Sr. Sec’d. Notes, 144A
6.500%	09/01/14			2,700	2,757,375
7.125%	09/01/18			3,200	3,720,000
Sr. Unsec’d. Notes, MTN
5.650%	06/01/14			800	805,200
LeasePlan Corp. NV (Netherlands),
Sr. Unsec’d. Notes, 144A
2.500%	05/16/18	(g)		2,100	2,085,195
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes(i)
2.851%	12/23/24			200	47,250
2.907%	11/16/24			400	94,500
5.625%	N/A			4,800	1,146,000

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
6.875%	N/A			900	$219,375
Merrill Lynch & Co., Inc.,
Sr. Unsec’d. Notes
0.588%(c)	05/30/14		EUR	400	551,179
Northern Rock Asset Management PLC (United Kingdom),
Covered Bonds
3.625%	04/20/15		EUR	2,000	2,845,292
Nykredit Realkredit A/S (Denmark),
Covered Bonds
2.000%	01/01/15		DKK	10,500	1,960,655
Pearson Dollar Finance Two PLC (United Kingdom),
Gtd. Notes, 144A
6.250%	05/06/18			1,000	1,138,633
QNB Finance Ltd. (Qatar),
Bank Gtd. Notes, MTN
2.125%	02/14/18	(v)		3,300	3,271,851
Rosneft Finance SA (Russia),
Gtd. Notes, RegS
6.625%	03/20/17			400	428,500
Russian Agricultural Bank OJSC Via RSHB Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
5.298%	12/27/17			1,100	1,089,000
Stone Street Trust,
Sr. Unsec’d. Notes, 144A
5.902%	12/15/15			2,300	2,474,648
UBS AG (Switzerland),
Sr. Unsec’d. Notes
5.875%	12/20/17			100	114,577

					40,641,744

Diversified Telecommunication Services — 0.4%
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes
5.750%	03/23/16			900	983,276
Qtel International Finance Ltd. (Qatar),
Gtd. Notes, RegS
4.750%	02/16/21			4,000	4,290,400
Sprint Communications, Inc.,
Sr. Unsec’d. Notes
6.000%	12/01/16			1,930	2,115,763
8.375%	08/15/17			1,400	1,646,750
9.125%	03/01/17			2,200	2,601,500
Telefonica Emisiones SAU (Spain),
Gtd. Notes
3.992%	02/16/16			900	943,737
6.421%	06/20/16			2,500	2,766,830
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.763%(c)	09/15/16			3,900	4,011,864
2.500%	09/15/16			6,750	6,989,423
Sr. Unsec’d. Notes, 144A
0.435%(c)	03/06/15	(g)		200	199,998
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia),
Sr. Unsec’d. Notes, 144A
9.125%	04/30/18			1,100	1,204,500
VimpelCom Holdings BV (Russia),
Gtd. Notes, 144A
5.200%	02/13/19			3,500	3,307,500

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Telecommunication Services (cont’d.)
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
5.500%	01/15/21		GBP 1,000	$1,742,160
Sr. Sec’d. Notes, 144A
6.000%	04/15/21		GBP 1,200	2,115,599
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
0.620%(c)	02/19/16		1,800	1,800,981

				36,720,281

Electric Utilities — 0.1%
Abu Dhabi National Energy Co. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.500%	01/12/18		3,000	3,041,850
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
5.900%	12/01/21		1,000	1,136,655
Electricite de France (France),
Sr. Unsec’d. Notes, 144A
0.697%(c)	01/20/17		1,300	1,304,082
1.150%	01/20/17	(g)	400	399,353
Entergy Gulf States Louisiana LLC,
First Mortgage
3.950%	10/01/20		1,700	1,786,299
IPALCO Enterprises, Inc.,
Sr. Sec’d. Notes
5.000%	05/01/18		1,000	1,057,500
Korea Hydro & Nuclear Power Co. Ltd. (South Korea),
Sr. Unsec’d. Notes, 144A
3.000%	09/19/22		500	481,312
NV Energy, Inc.,
Sr. Unsec’d. Notes
6.250%	11/15/20		250	291,864
Puget Energy, Inc.,
Sr. Sec’d. Notes
6.500%	12/15/20		1,000	1,165,937

				10,664,852

Food Products — 0.1%
BRF SA (Brazil),
Gtd. Notes, 144A
5.875%	06/06/22		4,000	4,140,000
General Mills, Inc.,
Sr. Unsec’d. Notes
0.536%(c)	01/29/16		200	200,192
Kraft Foods Group, Inc.,
Sr. Unsec’d. Notes
1.625%	06/04/15		3,499	3,538,259
Kroger Co. (The),
Sr. Unsec’d. Notes
0.804%(c)	10/17/16		2,200	2,202,798

				10,081,249

Health Care Providers & Services — 0.1%
HCA, Inc.,
Sr. Sec’d. Notes
7.875%	02/15/20		5,700	6,067,650

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Health Care Providers & Services (cont’d.)
Sr. Unsec’d. Notes
6.375%	01/15/15	300	$311,250

			6,378,900

Insurance
American International Group, Inc.,
Sr. Unsec’d. Notes
8.250%	08/15/18	600	749,995
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
5.750%	09/15/15	89	95,164

			845,159

Internet Software & Services — 0.1%
Baidu, Inc. (China),
Sr. Unsec’d. Notes
3.250%	08/06/18	3,900	3,982,165
3.500%	11/28/22	2,700	2,570,681
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, RegS
3.375%	03/05/18	1,600	1,638,026

			8,190,872

Media — 0.2%
21st Century Fox America, Inc.,
Gtd. Notes
5.300%	12/15/14	3,500	3,618,983
DISH DBS Corp.,
Gtd. Notes
7.125%	02/01/16	3,700	4,042,250
7.750%	05/31/15	900	964,125
New York Times Co. (The),
Sr. Unsec’d. Notes
5.000%	03/15/15	800	821,000
Time Warner Cable, Inc.,
Gtd. Notes
5.875%	11/15/40	1,000	1,083,560
Viacom, Inc.,
Sr. Unsec’d. Notes
4.250%	09/15/15	1,370	1,439,221

			11,969,139

Metals & Mining — 0.2%
ALROSA Finance SA (Russia),
Gtd. Notes, 144A
7.750%	11/03/20	600	633,000
Gtd. Notes, RegS
7.750%	11/03/20	1,200	1,266,000
AngloGold Ashanti Holdings PLC (South Africa),
Gtd. Notes
5.375%	04/15/20	3,500	3,490,022
Gerdau Trade, Inc. (Brazil),
Gtd. Notes, 144A
5.750%	01/30/21	2,900	2,972,500
Gold Fields Orogen Holding BVI Ltd. (South Africa),
Gtd. Notes, 144A
4.875%	10/07/20	5,800	5,017,000
Mongolian Mining Corp. (Mongolia),
Gtd. Notes, RegS
8.875%	03/29/17	1,600	1,062,000

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Metals & Mining (cont’d.)
Walter Energy, Inc.,
Gtd. Notes
8.500%	04/15/21	3,350	$2,110,500

			16,551,022

Oil, Gas & Consumable Fuels — 1.0%
BG Energy Capital PLC (United Kingdom),
Gtd. Notes, 144A
2.875%	10/15/16	1,000	1,041,158
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
0.609%(c)	03/30/16	4,000	3,998,040
CNOOC Finance 2013 Ltd. (China),
Gtd. Notes
3.000%	05/09/23	5,000	4,523,640
CNPC General Capital Ltd. (Hong Kong),
Gtd. Notes, 144A
1.450%	04/16/16	3,000	2,996,994
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.875%	09/18/23	7,000	7,647,500
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, RegS
8.146%	04/11/18	7,000	7,910,000
Harvest Operations Corp. (South Korea),
Gtd. Notes, 144A
2.125%	05/14/18	2,100	2,076,547
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
5.750%	04/30/43	1,600	1,440,000
Lukoil International Finance BV (Russia),
Gtd. Notes, RegS
6.125%	11/09/20	4,200	4,347,000
Odebrecht Drilling Norbe VIII/IX Ltd. (Brazil),
Sr. Sec’d. Notes, 144A
6.350%	06/30/21	3,780	3,921,750
ONEOK Partners LP,
Gtd. Notes
3.250%	02/01/16	1,350	1,403,614
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, 144A
4.300%	05/20/23	4,200	3,785,250
Petrobras Global Finance BV (Brazil),
Gtd. Notes
2.594%(c)	03/17/17	4,200	4,215,750
3.000%	01/15/19	400	378,024
6.250%	03/17/24	6,500	6,696,697
Petrobras International Finance Co. (Brazil),
Gtd. Notes
7.875%	03/15/19	3,300	3,763,841
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes, RegS
5.250%	04/12/17	7,300	5,456,750
Rosneft Oil Co. via Rosneft International Finance Ltd. (Russia),
Sr. Unsec’d. Notes, 144A
3.149%	03/06/17	3,600	3,537,000
Shell International Finance BV (Netherlands),
Gtd. Notes
0.311%(c)	11/10/15	1,700	1,700,558

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
0.451%(c)	11/15/16		1,400	$1,401,469
Spectra Energy Capital LLC,
Gtd. Notes
6.200%	04/15/18		700	797,577
Statoil ASA (Norway),
Gtd. Notes
0.697%(c)	11/08/18		4,500	4,526,559
Thai Oil PCL (Thailand),
Sr. Unsec’d. Notes, 144A
3.625%	01/23/23		3,000	2,787,054
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A
4.500%	11/10/14		6,900	7,057,568

				87,410,340

Pharmaceuticals — 0.1%
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
6.000%	06/15/17		250	279,775
Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC
(Israel),
Gtd. Notes
3.000%	06/15/15		1,281	1,315,982
Valeant Pharmaceuticals International,
Gtd. Notes, 144A
6.750%	08/15/21		2,200	2,370,500

				3,966,257

Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp.,
Sr. Unsec’d. Notes
7.000%	10/15/17		2,200	2,555,540
Goodman Funding Pty Ltd. (Australia),
Gtd. Notes, 144A
6.375%	11/12/20		4,200	4,751,935
6.375%	04/15/21		2,325	2,627,982
Health Care REIT, Inc.,
Sr. Unsec’d. Notes
5.875%	05/15/15		300	316,819
Kilroy Realty LP,
Gtd. Notes
5.000%	11/03/15		900	956,844

				11,209,120

Road & Rail
Con-way, Inc.,
Sr. Unsec’d. Notes
7.250%	01/15/18		400	466,405
Russian Railways via RZD Capital PLC (Russia),
Sr. Unsec’d. Notes, RegS
7.487%	03/25/31	GBP	1,500	2,573,979

				3,040,384

Specialty Retail
Autozone, Inc.,
Sr. Unsec’d. Notes
6.950%	06/15/16		2,400	2,693,088

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Textiles, Apparel & Luxury Goods
Jones Group, Inc. (The),
Sr. Unsec’d. Notes
5.125%	11/15/14		1,200	$1,222,500
Macy’s Retail Holdings, Inc.,
Gtd. Notes
5.750%	07/15/14		1,400	1,419,835

				2,642,335

Tobacco
Altria Group, Inc.,
Gtd. Notes
9.250%	08/06/19		222	292,939
9.700%	11/10/18		222	291,401
Reynolds American, Inc.,
Gtd. Notes
1.050%	10/30/15		700	699,453

				1,283,793

Wireless Telecommunication Services — 0.1%
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
6.450%	12/05/22		MXN 65,000	4,637,143

TOTAL CORPORATE BONDS (cost $534,763,727)				539,978,600

FOREIGN GOVERNMENT BONDS — 5.4%
Australia Government Bond (Australia),
Sr. Unsec’d. Notes
5.250%	03/15/19	AUD	4,700	4,714,602
5.500%	04/21/23	AUD	4,400	4,544,207
Belgium Government International Bond (Belgium),
Sr. Unsec’d. Notes, MTN
2.750%	03/05/15		700	715,278
Brazil Notas do Tesouro Nacional (Brazil),
Notes
9.762%	01/01/23	BRL	66,620	25,306,113
Bundesrepublik Deutschland (Germany),
Bonds
1.500%	05/15/23	EUR	1,000	1,384,906
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond (Germany),
Bonds, TIPS
0.750%	04/15/18	EUR	10,100	15,424,524
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
3.875%	08/05/20		800	850,000
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
7.375%	03/18/19		1,000	1,202,500
Council of Europe Development Bank (Supranational Bank),
Sr. Unsec’d. Notes, MTN
5.625%	12/14/15	AUD	3,862	3,731,736
5.750%	09/16/14	AUD	2,400	2,254,738
Deutsche Bundesrepublik Inflation Linked (Germany),
Bonds, TIPS
0.100%	04/15/23	EUR	800	1,135,486
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes
1.050%	06/20/23	JPY	150,000	1,508,951

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
European Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, MTN
0.500%	09/01/23	AUD	600	$356,483
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, MTN
0.500%	08/10/23	AUD	2,900	1,745,527
Export Development Canada (Canada),
Sr. Unsec’d. Notes
3.875%	03/16/17	NZD	2,800	2,385,763
France Government Bond OAT (France),
Bonds
1.000%	05/25/18	EUR	10,700	14,924,486
3.250%	05/25/45	EUR	2,800	3,962,440
3.500%	04/25/26	EUR	1,300	2,006,048
4.000%	10/25/38	EUR	3,900	6,330,844
4.500%	04/25/41	EUR	7,600	13,338,923
Instituto de Credito Oficial (Spain),
Gov’t. Gtd. Notes, MTN
4.000%	12/08/14	GBP	1,200	2,031,776
4.530%	03/17/16	CAD	100	92,849
5.000%	04/10/17		500	542,931
International Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, MTN
4.500%	08/16/16	NZD	1,000	870,751
Italy Buoni Poliennali del Tesoro (Italy),
Bonds
2.750%	12/01/15	EUR	3,000	4,270,517
3.000%	06/15/15	EUR	9,800	13,872,454
3.000%	11/01/15	EUR	700	998,787
3.500%	06/01/18	EUR	13,100	19,352,129
3.750%	08/01/15	EUR	5,000	7,164,685
4.500%	07/15/15	EUR	4,100	5,921,268
4.500%	08/01/18	EUR	9,300	14,297,762
4.500%	03/01/19	EUR	2,400	3,715,270
4.750%	09/15/16	EUR	300	450,659
5.250%	08/01/17	EUR	500	775,414
5.500%	09/01/22	EUR	9,700	15,806,081
Bonds, TIPS
1.700%	09/15/18	EUR	2,200	3,162,027
2.100%	09/15/16	EUR	600	918,922
2.100%	09/15/17	EUR	2,100	3,514,069
2.100%	09/15/21	EUR	1,000	1,525,944
3.100%	09/15/26	EUR	100	156,743
Italy Certificati di Credito del Tesoro (Italy),
Bonds
1.880%	06/30/15	EUR	3,700	5,052,679
Junta de Castilla y Leon (Spain),
Sr. Unsec’d. Notes
6.270%	02/19/18	EUR	2,700	4,302,919
Korea Finance Corp. (South Korea),
Sr. Unsec’d. Notes
3.250%	09/20/16		1,000	1,049,868
Mexican Bonos (Mexico),
Bonds
6.500%	06/09/22	MXN	50,000	3,946,770
7.000%	06/19/14	MXN	120,000	9,257,680
7.500%	06/03/27	MXN	20,000	1,665,860
7.750%	05/29/31	MXN	21,400	1,788,204
8.500%	11/18/38	MXN	20,000	1,777,585
10.000%	12/05/24	MXN	4,900	485,721

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Mexican Bonos de Proteccion al Ahorro (Mexico),
Bonds
3.560%(c)	01/30/20	MXN	46,600	$3,572,828
3.990%(c)	01/04/18	MXN	53,400	4,108,186
Mexican Udibonos (Mexico),
Bonds, TIPS
4.000%	11/15/40	MXN	1,400	575,468
New South Wales Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes
2.500%	11/20/35	AUD	600	655,533
2.750%	11/20/25	AUD	500	590,315
6.000%	03/01/22	AUD	2,800	2,902,867
New Zealand Government (New Zealand),
Sr. Unsec’d. Notes
2.000%	09/20/25	NZD	9,200	7,597,004
5.000%	03/15/19	NZD	10,400	9,341,470
5.500%	04/15/23	NZD	5,700	5,271,067
6.000%	12/15/17	NZD	1,500	1,387,591
6.000%	05/15/21	NZD	6,200	5,889,965
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
8.375%	06/17/19		1,000	1,268,750
Province of British Columbia (Canada),
Unsec’d. Notes
4.300%	06/18/42	CAD	300	296,836
Province of Ontario (Canada),
Bonds
4.000%	06/02/21	CAD	2,900	2,831,953
Sr. Unsec’d. Notes
2.450%	06/29/22		800	760,424
Sr. Unsec’d. Notes, MTN
4.000%	10/07/19		600	652,801
Unsec’d. Notes
3.150%	06/02/22	CAD	7,500	6,863,840
Province of Quebec (Canada),
Bonds
5.000%	12/01/41	CAD	200	209,232
Notes
4.250%	12/01/21	CAD	1,100	1,084,000
Notes, MTN
7.295%	07/22/26		2,400	3,132,485
Sr. Unsec’d. Notes
2.750%	08/25/21		2,200	2,160,048
Unsec’d. Notes
3.500%	12/01/22	CAD	1,600	1,486,328
Republic of Azerbaijan International Bond (Azerbaijan),
Notes, 144A
4.750%	03/18/24		4,400	4,417,600
Republic of Indonesia (Indonesia),
Sr. Unsec’d. Notes, 144A
6.875%	03/09/17		5,940	6,682,500
Sr. Unsec’d. Notes, RegS
6.625%	02/17/37		1,000	1,060,000
6.875%	01/17/18		1,800	2,045,250
Republic of Italy (Italy),
Sr. Unsec’d. Notes, MTN
6.000%	08/04/28	GBP	2,100	3,819,022
Republic of Peru (Peru),
Sr. Unsec’d. Notes
7.125%	03/30/19		3,600	4,342,500

Interest Rate	Maturity Date		Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Republic of Slovenia (Slovenia),
Sr. Unsec’d. Notes
5.125%	03/30/26		EUR	1,000	$1,536,639
Republic of South Africa (South Africa),
Bonds
8.000%	12/21/18		ZAR	6,700	640,764
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, MTN
4.875%	11/07/19		EUR	500	746,966
Russian Foreign Bond (Russia),
Sr. Unsec’d. Notes, RegS
5.625%	04/04/42			400	387,000
7.500%	03/31/30			4,795	5,454,313
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes, 144A
4.700%	11/01/16		EUR	5,900	8,820,349
Unsec’d. Notes, 144A
5.250%	02/18/24	(g)		4,700	4,877,754
Spanish Government Bond (Spain),
Bonds
3.150%	01/31/16		EUR	1,000	1,438,156
3.300%	07/30/16		EUR	4,300	6,247,893
3.750%	10/31/15		EUR	3,000	4,329,288
3.750%	10/31/18		EUR	15,300	22,953,689
3.800%	04/30/24		EUR	8,800	12,697,426
4.000%	07/30/15		EUR	4,000	5,750,617
4.500%	01/31/18		EUR	9,800	15,005,124
5.400%	01/31/23		EUR	1,700	2,763,651
5.850%	01/31/22		EUR	2,300	3,839,755
Sr. Unsec’d. Notes
3.800%	01/31/17		EUR	2,200	3,259,068
4.400%	10/31/23		EUR	1,000	1,516,015
5.500%	07/30/17		EUR	7,900	12,369,632
Sr. Unsec’d. Notes, MTN
5.250%	04/06/29		GBP	200	332,557
State of North Rhine-Westphalia (Germany),
Sr. Unsec’d. Notes, MTN
3.250%	05/28/14		NOK	25,400	4,249,815
United Kingdom Gilt (United Kingdom),
Bonds
4.250%	06/07/32		GBP	500	941,242
4.250%	03/07/36		GBP	400	751,726
4.250%	12/07/40		GBP	900	1,700,288
6.000%	12/07/18		GBP	1,000	2,233,133
Bonds, RegS
4.250%	09/07/39		GBP	600	1,132,331
Unsec’d. Notes
3.250%	01/22/44		GBP	4,000	6,335,462
4.500%	09/07/34		GBP	200	388,015
United Kingdom Gilt Inflation Linked, TIPS (United Kingdom),
Bonds
2.500%	07/26/16		GBP	200	1,127,653
Xunta de Galicia (Spain),
Sr. Unsec’d. Notes
5.763%	04/03/17		EUR	3,400	5,267,965
6.131%	04/03/18		EUR	300	475,097

TOTAL FOREIGN GOVERNMENT BONDS (cost $441,737,306)					461,167,125

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS — 0.5%
California — 0.2%
Los Angeles Community College District,
General Obligation Unlimited, BABs
6.750%	08/01/49	2,700	$3,684,609
Los Angeles County Public Works Financing Authority,
Revenue Bonds, BABs
7.618%	08/01/40	5,600	7,203,280
San Diego County Regional Airport Authority,
Revenue Bonds, BABs
6.628%	07/01/40	1,100	1,178,551
State of California,
General Obligation Unlimited
5.000%	06/01/37	600	635,040
5.000%	11/01/37	1,150	1,224,739
5.000%	04/01/38	1,200	1,278,180
University of California,
Revenue Bonds
5.000%	05/15/25	600	692,484
5.000%	05/15/26	1,000	1,146,050
5.000%	05/15/27	2,560	2,911,770

			19,954,703

Illinois
Chicago Transit Authority,
Revenue Bonds
6.899%	12/01/40	600	715,272

Kentucky
Kentucky State Property & Building Commission,
Revenue Bonds, BABs
5.373%	11/01/25	600	656,508

New Jersey
New Jersey State Turnpike Authority,
Revenue Bonds
5.000%	01/01/25	300	344,121
5.000%	01/01/26	600	683,298
5.000%	01/01/27	500	564,120

			1,591,539

New York — 0.2%
New York City Municipal Water Finance Authority,
Revenue Bonds
5.750%	06/15/40	500	562,570
New York City Transitional Finance Authority,
Revenue Bonds, BABs
4.725%	11/01/23	200	219,968
4.905%	11/01/24	200	222,052
5.075%	11/01/25	200	224,506
New York State Urban Development Corp.,
Revenue Bonds
5.000%	03/15/23	2,000	2,308,260
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	6,600	6,165,258
5.750%	11/01/30	1,200	1,323,960
Triborough Bridge & Tunnel Authority,
Revenue Bonds
5.000%	11/15/25	3,600	4,173,768

			15,200,342

Interest Rate	Maturity Date	Principal Amount (000)#		Value
MUNICIPAL BONDS (Continued)
Ohio
American Municipal Power, Inc.,
Revenue Bonds, BABs
5.939%	02/15/47		700	$782,768
8.084%	02/15/50		800	1,159,824

				1,942,592

Texas — 0.1%
Dallas/Fort Worth International Airport,
Revenue Bonds
5.000%	11/01/32		7,200	7,452,648

TOTAL MUNICIPAL BONDS (cost $46,990,973)				47,513,604

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.2%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1
2.780%(c)	09/25/35		265	237,310
American General Mortgage Loan Trust,
Series 2010-1A, Class A1, 144A
5.150%(c)	03/25/58		443	447,097
American Home Mortgage Investment Trust,
Series 2005-2, Class 4A1
1.830%(c)	09/25/45		195	181,999
Banc of America Funding Corp.,
Series 2006-8T2, Class A10
5.753%	10/25/36		51	40,511
Series 2006-J, Class 4A1
2.807%(c)	01/20/47		1,501	1,161,802
Banc of America Mortgage Securities, Inc.,
Series 2005-D, Class 2A7
2.853%(c)	05/25/35		928	852,323
Series 2005-E, Class 2A1
2.794%(c)	06/25/35		102	97,337
Series 2005-H, Class 2A1
2.766%(c)	09/25/35		55	50,203
Series 2005-H, Class 2A5
2.766%(c)	09/25/35		661	598,831
Bancaja 8 Fondo de Titulizacion de Activos (Spain),
Series 8, Class A
0.410%(c)	10/25/37	EUR	541	677,726
BCAP LLC Trust,
Series 2011-RR4, Class 7A2, 144A
12.414%(c)	04/26/37		285	82,737
Series 2011-RR4, Class 8A2, 144A
10.837%(c)	02/26/36		2,700	934,659
Series 2011-RR5, Class 5A1, 144A
5.250%	08/26/37		753	779,729
Series 2011-RR5, Class 12A1, 144A
5.429%(c)	03/26/37		267	249,621
Series 2011-RR5, Class 12A2, 144A
5.157%(c)	03/26/37		2,600	606,632
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-5, Class 1A2
2.548%(c)	08/25/33		13	13,366
Series 2003-7, Class 6A
2.636%(c)	10/25/33		9	8,931
Series 2003-9, Class 2A1
2.761%(c)	02/25/34		143	140,017

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED
SECURITIES (Continued)
Series 2004-2, Class 22A
2.730%(c)	05/25/34		28	$26,780
Series 2004-10, Class 13A1
2.531%(c)	01/25/35		153	150,041
Series 2004-10, Class 21A1
2.842%(c)	01/25/35		245	246,305
Series 2004-10, Class 22A1
2.557%(c)	01/25/35		83	81,458
Series 2005-1, Class 2A1
2.797%(c)	03/25/35		62	60,132
Series 2005-2, Class A1
2.560%(c)	03/25/35		197	199,267
Series 2005-2, Class A2
2.533%(c)	03/25/35		48	49,089
Series 2005-4, Class 3A1
2.709%(c)	08/25/35		882	809,031
Series 2005-5, Class A1
2.210%(c)	08/25/35		17	16,952
Series 2005-5, Class A2
2.250%(c)	08/25/35		444	450,962
Series 2005-8, Class A3, 144A
5.147%(c)	08/25/35		142	142,858
Bear Stearns Alt-A Trust,
Series 2005-4, Class 23A1
2.674%(c)	05/25/35		2,353	2,245,054
Series 2005-7, Class 22A1
2.679%(c)	09/25/35		338	298,020
Series 2005-9, Class 24A1
2.535%(c)	11/25/35		165	128,792
Series 2005-10, Class 24A1
2.328%(c)	01/25/36		290	220,159
Series 2006-2, Class 23A1
2.610%(c)	03/25/36		286	201,227
Series 2006-4, Class 21A1
2.545%(c)	08/25/36		251	183,386
Series 2006-5, Class 2A2
2.710%(c)	08/25/36		369	274,941
Series 2006-6, Class 32A1
2.601%(c)	11/25/36		519	361,098
Series 2006-8, Class 3A1
0.314%(c)	02/25/34		119	112,938
Bear Stearns Structured Products, Inc.,
Series 2007-R6, Class 1A1
2.045%(c)	01/26/36		1,764	1,416,067
Series 2007-R6, Class 2A1
2.492%(c)	12/26/46		1,018	752,509
Berica ABS SRL (Italy),
Series 2011-1, Class A1
0.613%(c)	12/30/55	EUR	4,416	5,943,540
Berica Residential MBS Srl (Italy),
Series 8, Class A
0.616%(c)	03/31/48	EUR	2,137	2,770,714
Chase Mortgage Finance Trust,
Series 2007-A1, Class 1A1
2.681%(c)	02/25/37		169	173,636
Citigroup Mortgage Loan Trust,
Series 2005-11, Class A2A
2.510%(c)	10/25/35		2,091	2,065,635

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-HYB2, Class 2A
2.674%(c)	03/25/34	80	$80,240
Series 2005-6, Class A1
2.200%(c)	09/25/35	27	27,127
Series 2005-6, Class A2
2.290%(c)	09/25/35	45	44,601
Series 2005-10, Class 1A2A
2.582%(c)	12/25/35	83	56,928
Countrywide Alternative Loan Trust,
Series 2005-21CB, Class A3
5.250%	06/25/35	19	16,990
Series 2005-56, Class 2A2
2.016%(c)	11/25/35	25	19,471
Series 2005-56, Class 2A3
1.476%(c)	11/25/35	25	18,931
Series 2005-62, Class 2A1
1.042%(c)	12/25/35	480	369,902
Series 2005-76, Class 2A1
1.134%(c)	02/25/36	25	21,713
Series 2005-81, Class A1
0.434%(c)	02/25/37	2,572	2,000,276
Series 2006-2CB, Class A14
5.500%	03/25/36	56	45,333
Series 2006-15CB, Class A1
6.500%	06/25/36	139	110,023
Series 2006-OA11, Class A1B
0.344%(c)	09/25/46	145	112,769
Series 2006-OA14, Class 2A1
0.344%(c)	11/25/46	254	193,352
Series 2006-OA19, Class A1
0.334%(c)	02/20/47	869	620,091
Series 2006-OA22, Class A1
0.314%(c)	02/25/47	213	184,551
Series 2007-OA4, Class A1
0.324%(c)	05/25/47	987	848,009
Series 2007-16CB, Class 5A1
6.250%	08/25/37	49	40,428
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-12, Class 11A1
2.854%(c)	08/25/34	154	137,477
Series 2004-12, Class 12A1
2.672%(c)	08/25/34	461	432,427
Series 2004-22, Class A3
2.504%(c)	11/25/34	31	29,073
Series 2004-HYB5, Class 2A1
2.522%(c)	04/20/35	117	119,124
Series 2005-2, Class 1A1
0.474%(c)	03/25/35	1,001	754,188
Series 2005-9, Class 1A1
0.454%(c)	05/25/35	1,010	866,813
Series 2005-HYB6, Class 5A1
5.049%(c)	10/20/35	253	211,411
Series 2005-HYB9, Class 5A1
2.376%(c)	02/20/36	469	367,971
Series 2005-R2, Class 1AF1, 144A
0.494%(c)	06/25/35	37	33,471

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR20, Class 2A1
2.575%(c)	08/25/33		25	$24,875
Series 2004-AR6, Class 9A2
0.894%(c)	10/25/34		97	95,318
Credit Suisse Mortgage Capital Certificates,
Series 2007-3, Class 1A6A
5.579%(c)	04/25/37		275	163,079
Credit SuisseCommercial Mortgage,
Series 2010-18R, Class 4A4, 144A
2.419%(c)	04/26/38		1,700	1,668,621
Crusade Global Trust (Australia),
Series 2005-2, Class A2
2.798%(c)	08/14/37	AUD	520	479,894
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2003-3, Class 3A1
5.000%	10/25/18		173	177,296
Deutsche Alt-B Securities, Inc. Alternate Loan Trust,
Series 2006-AB4, Class A6A2
5.886%	10/25/36		120	92,411
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust,
Series 2006-AB4, Class A1B1
0.254%(c)	10/25/36		16	9,336
Eurosail PLC (United Kingdom),
Series 2006-4X, Class A3C
0.683%(c)	12/10/44	GBP	2,239	3,546,950
Fannie Mae REMICS,
Series 2005-54, Class ZM
4.500%	06/25/35		149	162,921
Series 2006-16, Class FC
0.454%(c)	03/25/36		85	85,425
Series 2006-118, Class A2
0.201%(c)	12/25/36		119	116,518
Series 2011-3, Class FA
0.834%(c)	02/25/41		468	470,871
Series 2011-53, Class FT
0.734%(c)	06/25/41		3,800	3,824,233
FHLMC Structured Pass-Through Securities,
Series T-61, Class 1A1
1.534%(c)	07/25/44		383	387,468
First Horizon Alternative Mortgage Securities,
Series 2005-AA1, Class 1A1
2.278%(c)	03/25/35		766	613,063
First Horizon Asset Securities, Inc.,
Series 2007-AR1, Class 1A1
2.632%(c)	05/25/37		653	534,354
Fosse Master Issuer PLC (United Kingdom),
Series 2012-1A, Class 2B2, 144A
2.617%(c)	10/18/54	GBP	2,000	3,389,840
Freddie Mac Reference REMICS,
Series R006, Class ZA
6.000%	04/15/36		334	363,873
Freddie Mac REMICS,
Series 2906, Class GZ
5.000%	09/15/34		635	687,492
Series 3172, Class FK
0.605%(c)	08/15/33		487	488,426
Series 3174, Class FM

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
0.395%(c)	05/15/36		30	$29,652
Freddie Mac Strips,
Series 278, Class F1
0.605%(c)	09/15/42		1,383	1,374,568
Gosforth Funding PLC (United Kingdom),
Series 2011-1, Class A2
1.971%(c)	04/24/47	GBP	569	959,516
Government National Mortgage Assoc.,
Series 2007-8, Class FA
0.457%(c)	03/20/37		429	429,199
Granite Master Issuer PLC (United Kingdom),
Series 2005-1, Class A4
0.354%(c)	12/20/54		631	625,685
Granite Mortgages PLC (United Kingdom),
Series 2003-2, Class 1A3
0.737%(c)	07/20/43		598	597,373
Greenpoint Mortgage Pass-Through Certificates,
Series 2003-1, Class A1
2.793%(c)	10/25/33		722	724,683
GSR Mortgage Loan Trust,
Series 2003-1, Class A2
1.860%(c)	03/25/33		10	9,511
Series 2005-AR1, Class 1A1
3.014%(c)	01/25/35		53	53,340
Series 2005-AR2, Class 2A1
2.618%(c)	04/25/35		473	472,363
Series 2005-AR3, Class 6A1
2.744%(c)	05/25/35		502	461,850
Series 2006-AR1, Class 2A1
2.622%(c)	01/25/36		269	246,597
Harborview Mortgage Loan Trust,
Series 2003-1, Class A
2.530%(c)	05/19/33		29	28,906
Series 2004-1, Class 2A
2.468%(c)	04/19/34		169	170,233
Series 2005-2, Class 2A1A
0.376%(c)	05/19/35		818	710,446
Series 2005-4, Class 3A1
2.734%(c)	07/19/35		58	50,370
Series 2005-10, Class 2A1A
0.466%(c)	11/19/35		874	748,306
Series 2006-1, Class 2A1A
0.396%(c)	03/19/36		544	394,452
Series 2006-5, Class 2A1A
0.336%(c)	07/19/46		145	101,503
Series 2006-SB1, Class A1A
0.982%(c)	12/19/36		524	414,774
Holmes Master Issuer PLC (United Kingdom),
Series 2011-1A, Class A3, 144A
1.632%(c)	10/15/54	EUR	815	1,126,138
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1
2.785%(c)	11/25/35		126	111,708
IndyMac INDX Mortgage Loan Trust,
Series 2005-AR12, Class 2A1A
0.394%(c)	07/25/35		81	73,723
Series 2006-AR12, Class A1
0.344%(c)	09/25/46		376	320,728

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMorgan Mortgage Trust,
Series 2003-A2, Class 3A1
1.990%(c)	11/25/33		16	$16,303
Series 2005-A2, Class 7CB1
3.115%(c)	04/25/35		118	120,630
Series 2005-A6, Class 2A1
2.784%(c)	08/25/35		65	64,611
Series 2005-ALT1, Class 3A1
2.483%(c)	10/25/35		158	134,016
Series 2006-A1, Class 3A2
2.614%(c)	02/25/36		80	70,039
Series 2007-A1, Class 1A1
2.774%(c)	07/25/35		76	76,919
Series 2007-S3, Class 1A90
7.000%	08/25/37		390	356,523
Lanark Master Issuer PLC (United Kingdom),
Series 2012-2A, Class 1A, 144A
1.636%(c)	12/22/54		1,267	1,287,589
Leek Finance Number Eighteen PLC (United Kingdom),
Series 18A, Class A2D, 144A
0.494%(c)	09/21/38		3,743	3,865,054
Ludgate Funding PLC (United Kingdom),
Series 2007-1, Class A2B
0.448%(c)	01/01/61	EUR	2,358	3,000,099
Mansard Mortgages PLC (United Kingdom),
Series 2007-2X, Class A1
1.175%(c)	12/15/49	GBP	3,566	5,757,384
MASTR Adjustable Rate Mortgages Trust,
Series 2003-6, Class 2A1
2.187%(c)	12/25/33		175	174,608
Merrill Lynch Mortgage Investors Trust,
Series 2003-A2, Class 1A1
2.219%(c)	02/25/33		92	88,231
Series 2005-2, Class 1A
1.599%(c)	10/25/35		84	81,869
Series 2005-2, Class 2A
2.380%(c)	10/25/35		604	612,794
Series 2005-A8, Class A3A2
0.404%(c)	08/25/36		27	25,435
Series 2005-A10, Class A
0.364%(c)	02/25/36		229	207,518
Morgan Stanley Mortgage Loan Trust,
Series 2006-8AR, Class 5A4
2.184%(c)	06/25/36		212	199,390
NCUA Guaranteed Notes,
Series 2010-R1, Class 1A
0.608%(c)	10/07/20		372	373,896
Series 2010-R2, Class 1A
0.544%(c)	11/06/17		356	356,742
Series 2010-R3, Class 1A
0.718%(c)	12/08/20		295	297,600
Series 2010-R3, Class 2A
0.716%(c)	12/08/20		2,135	2,154,197
Newgate Funding PLC (United Kingdom),
Series 2006-1, Class MB
0.516%(c)	12/01/50	EUR	704	886,711
Series 2007-3X, Class A2B
0.903%(c)	12/15/50	EUR	3,100	4,106,963

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2007-3X, Class A3
1.517%(c)	12/15/50	GBP	1,600	$2,548,912
Series 2007-3X, Class BA
1.775%(c)	12/15/50	GBP	400	589,311
Provident Funding Mortgage Loan Trust,
Series 2003-1, Class A
2.497%(c)	08/25/33		88	88,943
Puma Finance Ltd. (Australia),
Series G5, Class A1, 144A
0.374%(c)	02/21/38		116	114,647
Residential Accredit Loans, Inc.,
Series 2005-QS13, Class 2A3
5.750%	09/25/35		200	180,302
Series 2006-QO6, Class A1
0.334%(c)	06/25/46		815	360,540
Series 2007-QO2, Class A1
0.304%(c)	02/25/47		400	228,279
Residential Asset Securitization Trust,
Series 2005-A4, Class A1
0.604%(c)	04/25/35		467	358,758
Series 2006-R1, Class A2
0.554%(c)	01/25/46		118	64,330
Residential Funding Mortgage Securities I,
Series 2005-SA4, Class 1A21
3.063%(c)	09/25/35		476	392,095
Series 2006-SA1, Class 2A1
3.800%(c)	02/25/36		101	88,617
ResLoC UK PLC (United Kingdom),
Series 2007-1X, Class A3B
0.677%(c)	12/15/43	GBP	1,049	1,612,445
Series 2007-1X, Class M1B
0.745%(c)	12/15/43	GBP	1,083	1,600,014
RMAC PLC (United Kingdom),
Series 2004-NSP4, Class A2
0.714%(c)	12/12/36	GBP	1,240	1,932,549
Sequoia Mortgage Trust,
Series 2007-3, Class 1A1
0.384%(c)	07/20/36		235	215,296
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 4A1
2.450%(c)	02/25/34		270	274,230
Series 2004-4, Class 3A2
2.481%(c)	04/25/34		43	43,098
Series 2004-12, Class 7A1
2.555%(c)	09/25/34		41	41,357
Series 2004-18, Class 5A
5.500%(c)	12/25/34		63	61,473
Series 2005-18, Class 6A1
2.492%(c)	09/25/35		790	711,703
Structured Asset Mortgage Investments II Trust,
Series 2004-AR5, Class 1A1
0.816%(c)	10/19/34		16	15,159
Series 2005-AR5, Class A2
0.434%(c)	07/19/35		355	334,174
Series 2006-AR3, Class 12A1
0.374%(c)	05/25/36		235	175,586
Series 2007-AR4, Class A3
0.374%(c)	09/25/47		700	543,399

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Structured Asset Securities Corp. Trust,
Series 2006-11, Class A1, 144A
2.630%(c)	10/28/35		39	$36,599
Superannuation Members Home Loan Programme (The) (Australia),
Series 2009-3, Class A1
4.025%(c)	11/07/40	AUD	214	199,004
SWAN Trust (Australia),
Series 2006-1E, Class A2
2.925%(c)	05/12/37	AUD	188	172,594
TBW Mortgage Backed Pass-Through Certificates,
Series 2006-4, Class A6
5.970%	09/25/36		284	62,887
Thornburg Mortgage Securities Trust,
Series 2007-3, Class 2A1
1.404%(c)	06/25/47		170	150,557
Series 2007-3, Class 3A1
5.750%(c)	06/25/47		343	319,841
Torrens Trust (Australia),
Series 2007-1, Class A
3.055%(c)	10/19/38	AUD	149	137,160
Wachovia Mortgage Loan Trust LLC,
Series 2007-A, Class 3A1
2.611%(c)	03/20/37		278	257,377
Washington Mutual Alternative Mortgage Pass-Through Certificates,
Series 2005-2, Class 1A3
0.604%(c)	04/25/35		1,481	1,162,464
Series 2006-AR5, Class 3A
1.069%(c)	07/25/46		66	38,438
Washington Mutual Mortgage Pass-Through Certificates,
Series 2002-AR17, Class 1A
1.332%(c)	11/25/42		2	2,068
Series 2003-AR5, Class A7
2.454%(c)	06/25/33		11	10,962
Series 2005-AR10, Class 3A1
5.256%(c)	08/25/35		28	26,860
Series 2005-AR16, Class 1A3
2.467%(c)	12/25/35		1,042	986,490
Series 2006-AR2, Class 2A1
4.163%(c)	03/25/36		349	316,105
Series 2006-AR5, Class A12A
1.112%(c)	06/25/46		103	101,239
Series 2006-AR7, Class 3A
2.283%(c)	07/25/46		374	349,725
Series 2006-AR10, Class 1A2
2.355%(c)	09/25/36		101	89,160
Series 2006-AR13, Class 2A
2.283%(c)	10/25/46		197	178,449
Series 2006-AR15, Class 2A
2.283%(c)	11/25/46		120	113,942
Series 2006-AR19, Class 1A1A
0.859%(c)	01/25/47		228	218,173
Washington Mutual MSC Mortgage Pass-Through Certificates,
Series 2003-AR1, Class 2A
2.063%(c)	02/25/33		10	9,987
Wells Fargo Mortgage-Backed Securities Trust,
Series 2004-S, Class A1
2.617%(c)	09/25/34		69	70,729
Series 2005-AR11, Class 1A1

Interest Rate	Maturity Date		Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
2.615%(c)	06/25/35		249	$250,608
Series 2006-AR2, Class 2A1
2.633%(c)	03/25/36		664	668,538
Series 2006-AR2, Class 2A3
2.633%(c)	03/25/36		474	473,004
Series 2006-AR6, Class 3A1
2.619%(c)	03/25/36		308	304,826
Series 2006-AR8, Class 3A1
2.616%(c)	04/25/36		188	180,123
Series 2006-AR10, Class 5A6
2.612%(c)	07/25/36		369	356,573

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $95,168,360)				106,056,820

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.1%
Federal Home Loan Mortgage Corp.
2.250%(c)	03/01/35		15	15,175
2.500%	10/02/19		2,300	2,313,213
4.500%	09/01/41		716	763,468
5.500%	10/01/36		31	33,565
Federal National Mortgage Assoc.
1.334%(c)	11/01/42-07/01/44		229	235,464
1.625%	11/27/18		8,100	8,066,976
1.875%	09/18/18		8,000	8,078,888
2.260%(c)	06/01/35		53	56,780
2.375%(c)	09/01/19		1	1,048
4.000%	12/01/40-08/01/41		787	817,709
4.000%	TBA		5,000	5,196,875
4.295%	06/01/21		2,970	3,237,109
4.500%	03/01/25-11/01/25		288	305,444
4.500%	TBA		50,000	53,156,253
4.500%	TBA		30,000	32,001,564
5.000%	04/01/30		582	636,871
5.500%	12/01/36		38	42,506
6.000%	06/01/38		335	373,360
Government National Mortgage Assoc.
4.000%	10/15/40-11/15/43		19,318	20,344,012
4.000%	TBA		34,000	35,710,625
4.500%	06/15/40-03/15/41		4,972	5,395,847
Overseas Private Investment Corp.
4.140%	05/15/30		1,000	1,059,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $177,812,400)				177,841,752

U.S. TREASURY OBLIGATIONS — 10.6%
U.S. Treasury Bonds
2.750%	08/15/42	(k)	600	512,250
3.125%	11/15/41	(h)(k)	3,900	3,614,813
3.625%	08/15/43	(h)	3,100	3,137,783
U.S. Treasury Floating Note Rate
0.095%(c)	01/31/16	(h)	42,200	42,176,452
U.S. Treasury Inflation Indexed Bonds
1.375%	02/15/44		11,400	11,674,761
U.S. Treasury Inflationary Indexed Bonds, TIPS
0.125%	04/15/16-01/15/23		280,250	281,832,474

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
0.125%	04/15/18(k)	57,800	$59,825,314
0.375%	07/15/23	27,100	26,938,402
0.500%	04/15/15	2,700	2,973,191
0.625%	07/15/21-02/15/43	36,950	37,508,157
0.750%	02/15/42	1,800	1,623,555
1.125%	01/15/21	18,700	21,224,715
1.250%	07/15/20	30,400	35,134,586
1.375%	01/15/20	13,500	15,779,701
1.625%	01/15/15	3,400	4,272,029
1.750%	01/15/28	5,800	7,174,425
1.875%	07/15/15	7,400	9,329,138
1.875%	07/15/19(k)	13,300	16,214,645
2.000%	07/15/14-01/15/26	13,600	18,232,635
2.010%	01/15/16(h)	8,700	10,879,313
2.125%	01/15/19-02/15/40	9,300	11,622,322
2.375%	01/15/25-01/15/27	51,300	72,384,244
2.500%	01/15/29	9,900	13,096,746
3.375%	04/15/32	600	1,092,769
3.625%	04/15/28	3,150	6,192,472
3.875%	04/15/29	16,100	32,336,769
U.S. Treasury Notes
0.500%	07/31/17	1,400	1,373,203
0.625%	10/15/16-02/15/17	8,000	7,980,899
0.750%	01/15/17-03/15/17	13,000	12,962,353
0.875%	09/15/16-04/30/17	33,400	33,408,582
1.000%	03/31/17	1,400	1,403,500
1.375%	07/31/18	900	894,656
1.500%	07/31/16-02/28/19	27,700	27,468,547
1.625%	03/31/19	9,400	9,352,267
2.375%	06/30/18(h)	61,300	63,598,750
3.000%	02/28/17	200	212,234
3.125%	01/31/17	100	106,437
3.250%	03/31/17	700	748,617

TOTAL U.S. TREASURY OBLIGATIONS (cost $907,637,915)			906,293,706

TOTAL LONG-TERM INVESTMENTS
(cost $6,830,839,129)			7,874,200,026

		Shares
SHORT-TERM INVESTMENTS — 20.0%
AFFILIATED MONEY MARKET MUTUAL FUND — 11.1%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $950,256,175; includes $394,905,305 of cash collateral for securities on loan)(b)(w)		950,256,175	950,256,175

		Principal Amount (000)#	Value
REPURCHASE AGREEMENTS(m) — 6.3%
Barclays Capital, Inc.,
0.050%, dated 03/31/14, due 04/01/14 in the amount of $12,900,018		12,900	$12,900,000

		Principal Amount (000)#	Value
REPURCHASE AGREEMENTS(m) (Continued)
Barclays Capital, Inc.,
0.070%, dated 03/31/14, due 04/01/14 in the amount of $24,000,047		24,000	$24,000,000
Barclays Capital, Inc.,
0.070%, dated 03/31/14, due 04/01/14 in the amount of $82,200,160		82,200	82,200,000
Credit Suisse Securities LLC,
0.080%, dated 03/31/14, due 04/01/14 in the amount of $82,200,183		82,200	82,200,000
Deutsche Bank Securities, Inc.,
0.050%, dated 03/31/14, due 04/01/14 in the amount of $50,000,069		50,000	50,000,000
Deutsche Bank Securities, Inc.,
0.080%, dated 03/31/14, due 04/01/14 in the amount of $9,600,021		9,600	9,600,000
Goldman Sachs Co.,
0.100%, dated 03/31/14, due 04/01/14 in the amount of $4,100,011		4,100	4,100,000
J.P. Morgan Securities LLC,
0.080%, dated 03/31/14, due 04/01/14 in the amount of $15,800,035		15,800	15,800,000
J.P. Morgan Securities LLC,
0.080%, dated 03/31/14, due 04/01/14 in the amount of $29,700,066		29,700	29,700,000
J.P. Morgan Securities LLC,
0.080%, dated 03/31/14, due 04/01/14 in the amount of $82,200,183		82,200	82,200,000
Morgan Stanley Co. LLC,
0.080%, dated 03/31/14, due 04/01/14 in the amount of $11,500,026		11,500	11,500,000
RBS Securities, Inc.,
0.030%, dated 03/31/14, due 04/01/14 in the amount of $37,100,031		37,100	37,100,000
RBS Securities, Inc.,
0.080%, dated 03/31/14, due 04/01/14 in the amount of $100,000,222		100,000	100,000,000

TOTAL REPURCHASE AGREEMENTS (cost $541,300,000)			541,300,000

Interest Rate	Maturity Date
U.S. GOVERNMENT AGENCY OBLIGATIONS(n) — 1.3%
Federal Home Loan Bank
0.085%	07/30/14	1,400	1,399,814
Federal Home Loan Mortgage Corp.
0.100%	10/24/14	103,200	103,164,602
Glencore Fund
0.694%	10/07/14	8,800	8,782,491

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $113,308,671)			113,346,907

FOREIGN TREASURY OBLIGATIONS(n) — 0.8%
Mexico Cetes
3.530%	09/04/14	MXN 2,660,000	20,071,585
3.650%	06/26/14	MXN 2,592,560	19,699,524
3.760%	07/10/14	MXN 1,730,000	13,127,752

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
FOREIGN TREASURY OBLIGATIONS(n) (Continued)
4.050%	04/03/14		MXN 2,390,000	$18,301,152

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $71,438,100)				71,200,013

U.S. TREASURY OBLIGATIONS(n) — 0.4%
U.S. Treasury Bills
0.030%	06/19/14	(k)	200	199,990
0.041%	04/24/14	(h)	619	618,984
0.050%	06/19/14	(k)	400	399,980
0.051%	06/19/14	(k)	18,200	18,199,108
0.051%	04/17/14	(h)(k)	1,242	1,241,972
0.055%	05/08/14		93	92,995
0.060%	09/25/14	(k)	12	11,996
0.060%	04/17/14	(h)(k)	5,910	5,909,842
0.070%	09/04/14	(k)	1,732	1,731,569
0.072%	08/21/14	(h)	211	210,952
0.075%	09/18/14		1,006	1,005,726
0.112%	03/05/15	(k)	488	487,462

TOTAL U.S. TREASURY OBLIGATIONS (cost $30,109,281)				30,110,576

CERTIFICATES OF DEPOSIT(n) — 0.1%
Credit Suisse/New York NY (Swaziland)
0.465%(c)	03/17/15		600	599,882
Intesa Sanpaolo SpA (Italy)
1.650%	04/07/15		8,000	8,001,120

TOTAL CERTIFICATES OF DEPOSIT (cost $8,600,000)				8,601,002

COMMERCIAL PAPER(n)
Entergy Corp. (cost $1,097,097)
0.950%	07/10/14		1,100	1,098,472

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*
Call Options
WTI Crude Futures,
expiring 11/17/15, Strike Price $150.00		25	3,250

Put Options
Interest Rate Swap Options,
Pay a fixed rate of 3.88% and receive a floating rate based on 3-month LIBOR, expiring
04/14/14	Deutsche Bank	2,200	268

	Counterparty	Notional Amount (000)#	Value
OPTIONS PURCHASED* (Continued)
Put Options (cont’d.)
Pay a fixed rate of 3.45%and receive a floating rate based on 3-month LIBOR, expiring 09/21/15	Bank of America	5,000	$489,599
Pay a fixed rate of 3.45%and receive a floating rate based on 3-month LIBOR, expiring 09/21/15	Citigroup Global Markets	3,300	323,135

			813,002

TOTAL OPTIONS PURCHASED (cost $945,731)			816,252

TOTAL SHORT-TERM INVESTMENTS (cost $1,717,055,055)			1,716,729,397

TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT AND OPTIONS WRITTEN — 111.8% (cost $8,547,894,184)			9,590,929,423

Interest Rate	Maturity Date	Principal Amount (000)#
SECURITY SOLD SHORT U.S. GOVERNMENT AGENCY OBLIGATION
Federal National Mortgage Assoc.
5.500%	TBA	2,000	(2,208,516)

(proceeds received $2,205,625)

	Counterparty	Notional Amount (000)#
OPTIONS WRITTEN* — (0.1)%
Call Options
90 Day Euro Dollar Futures,
expiring 06/16/14, Strike Price $99.75			350,000	(17,500)
90 Day Euro Euribor,
expiring 12/15/14, Strike Price $99.50		EUR	92,000	(72,878)
5 Year CDX.O IG.21,V1,
expiring 06/18/14, Strike Price $0.55	Bank of America		300	(192)
expiring 04/16/14, Strike Price $0.60	BNP Paribas		1,600	(1,014)
5 Year U.S. Treasury Notes Futures,
expiring 05/23/14, Strike Price $120.00			9,300	(17,439)
10 Year Euro-Bund Futures,
expiring 04/25/14, Strike Price $143.00		EUR	4,100	(49,141)
expiring 04/25/14, Strike Price $143.50		EUR	8,000	(66,128)
expiring 04/25/14, Strike Price $144.00		EUR	3,000	(16,532)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (Continued)
Call Options (cont’d.)
expiring 04/25/14, Strike Price $144.50		EUR	9,300	$(32,031)
expiring 04/25/14, Strike Price $145.00		EUR	4,900	(10,801)
10 Year U.S. Treasury Notes Futures,
expiring 04/25/14, Strike Price $124.00			13,000	(54,844)
expiring 04/25/14, Strike Price $124.50			8,300	(20,750)
expiring 05/23/14, Strike Price $125.00			2,300	(7,547)
Brent Crude Oil Futures,
expiring 04/10/14, Strike Price $111.00			4	(880)
expiring 11/10/15, Strike Price $160.00			25	(5,500)
Cotton No. 2 Futures,
expiring 04/11/14, Strike Price $110.00			700	(140)
Crude Oil Future,
expiring 04/16/14, Strike Price $102.00			10	(13,000)
Currency option USD vs BRL,	Goldman Sachs
expiring 05/15/14, @FXRate2.50	& Co.		8,600	(9,551)
	Credit Suisse
expiring 06/10/14, @FXRate2.51	First Boston Corp.		3,524	(11,464)
expiring 06/11/14, @FXRate2.52	Barclays Capital Group		2,958	(8,517)
Currency option USD vs INR,expiring 06/11/14, @ FX Rate 64.20	Goldman Sachs & Co.		3,389	(20,185)
expiring 06/12/14, @ FX Rate 64.70	UBS AG		3,262	(16,583)
expiring 06/19/14, @ FX Rate 64.90	Barclays Capital Group		1,482	(8,060)
expiring 06/19/14, @ FX Rate 64.90	Hong Kong & Shanghai Bank		1,857	(10,100)
expiring 06/26/14, @ FX Rate 64.00	UBS AG		909	(7,358)
expiring 06/26/14, @ FX Rate 64.00	Hong Kong & Shanghai Bank		1,620	(13,122)
Currency option USD vs MX	Goldman Sachs
expiring 04/10/14, @ FX Rate 13.45	& Co. Credit Suisse		17,400	(5,709)
expiring 05/15/14, @ FX Rate 13.55	First Boston Corp.		8,600	(28,370)
Dow-Jones-UBS Commodity,expiring 05/16/14, Strike Price $139.00	Citigroup Global Markets		960	(4,488)
FNMA,
expiring 05/05/14, Strike Price $101.38	JPMorgan Chase		5,000	(10,264)
Gold Future,
expiring 04/24/14, Strike Price $1,370.00			1	(1,400)

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (Continued)
Call Options (cont’d.)
expiring 04/24/14, Strike Price $1,380.00		—	(r)	$(450)
Henry Hub Natural Gas Future,
expiring 04/25/14, Strike Price $5.20		50		(300)
Interest Rate Swap Options,
Pay a fixed rate of 1.49% and receive a floating rate based on 3-month LIBOR, expiring 04/28/14	Morgan Stanley	7,200		(364)
Pay a fixed rate of 2.73% and receive a floating rate based on 3-month LIBOR, expiring 04/28/14	Bank of America	5,300		(8,829)
Pay a fixed rate of 1.40% and receive a floating rate based on 3-month LIBOR, expiring 05/06/14	Goldman Sachs & Co.	4,600		(85)
Pay a fixed rate of 1.40% and receive a floating rate based on 3-month LIBOR, expiring 05/06/14	Morgan Stanley	6,000		(111)
Pay a fixed rate of 1.50% and receive a floating rate based on 3-month LIBOR, expiring 05/19/14	Morgan Stanley	5,100		(1,000)
Pay a fixed rate of 2.64% and receive a floating rate based on 3-month LIBOR, expiring 06/11/14	Deutsche Bank AG	6,800		(13,004)
Pay a fixed rate of 2.75% and receive a floating rate based on 3-month LIBOR, expiring 06/16/14	Morgan Stanley	5,100		(21,452)
Pay a fixed rate of 1.55% and receive a floating rate based on 3-month LIBOR, expiring 07/28/14	Morgan Stanley	7,500		(6,998)
Pay a fixed rate of 1.55% and receive a floating rate based on 3-month LIBOR, expiring 07/28/14	JPMorgan Chase	6,600		(6,158)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (Continued)
Call Options (cont’d.)
Pay a fixed rate of 1.55% and receive a floating rate based on 3-month LIBOR, expiring 07/28/14	Royal Bank of Scotland Group PLC		3,000	$(2,799)
Pay a fixed rate of 1. 56% and receive a floating rate based on 3-month LIBOR, expiring 09/02/14	JPMorgan Chase		9,100	(11,298)
Pay a fixed rate of 2. 63% and receive a floating rate based on 3-month LIBOR, expiring 09/02/14	Royal Bank of Scotland Group PLC		5,000	(19,611)
Pay a fixed rate of 2. 68% and receive a floating rate based on 3-month LIBOR, expiring 09/02/14	Royal Bank of Scotland Group PLC		14,000	(68,243)
Natural Gas Future,
expiring 04/25/14, Strike Price $5.00			30	(360)
WTI -Brent ICSO,
expiring 05/14/14, Strike Price $5.00			5	(5,500)
expiring 05/14/14, Strike Price $6.00			16	(23,680)
expiring 11/12/14, Strike Price $2.00			3	(2,730)

				(734,460)

Put Options — (0.1)%
90 Day Euro Dollar Futures,
expiring 06/16/14, Strike Price $99.75			350,000	(13,125)
90 Day Euro Euribor,
expiring 12/15/14, Strike Price $99.50		EUR	92,000	(7,921)
5 Year CDX.OIG.21,V1,
expiring 06/18/14, Strike Price $0.90	JPMorgan Chase		600	(337)
expiring 06/18/14, Strike Price $0.90	Citigroup Global Markets		200	(112)
expiring 06/18/14, Strike Price $0.85	Bank of America		400	(277)
5 Year iTraxx.O EU.20,	Citigroup Global
expiring 06/18/14, Strike Price $0.90	Markets	EUR	5,700	(7,143)
expiring 06/18/14, Strike Price $0.90	Goldman Sachs & Co.	EUR	3,000	(3,759)
expiring 06/18/14, Strike Price $0.90	Morgan Stanley	EUR	1,100	(1,252)
expiring 06/18/14, Strike Price $0.90	Deutsche Bank	EUR	800	(911)
expiring 06/18/14, Strike Price $0.90	Bank of America	EUR	400	(455)
expiring 06/18/14, Strike Price $0.90	BNP Paribas	EUR	500	(627)

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
expiring 06/18/14, Strike Price $0.90	JPMorgan Chase	EUR	2,400	$(3,007)
5 Year iTraxx.O EU.21,
expiring 09/17/14, Strike Price $1.10	JPMorgan Chase	EUR	1,000	(2,922)
expiring 06/18/14, Strike Price $1.00	Goldman Sachs & Co.	EUR	400	(563)
expiring 09/17/14, Strike Price $1.10	Goldman Sachs & Co.	EUR	900	(2,629)
expiring 09/17/14, Strike Price $1.10	BNP Paribas	EUR	2,300	(6,720)
10 Year U.S. Treasury Notes,
expiring 05/23/14, Strike Price $122.00			2,300	(8,625)
10 Year Euro-Bund Futures,
expiring 04/25/14, Strike Price $142.50		EUR	6,500	(28,655)
Brent Crude Oil Futures,
expiring 04/10/14, Strike Price $103.00			2	(200)
Crude Oil Future,
expiring 04/16/14, Strike Price $93.00			5	(400)
Currency option USD vs JPY,
expiring 04/17/14, @ FX Rate 101.25	JPMorgan Chase		7,100	(12,690)
expiring 04/23/14, @ FX Rate 101.00	UBS AG		2,600	(5,304)
expiring 05/20/14, @ FX Rate 99.70	Citigroup Global Markets		2,300	(6,176)
expiring 05/20/14, @ FX Rate 100.60	Goldman Sachs & Co.		2,500	(10,333)
expiring 05/20/14, @ FX Rate 100.75	Bank of America		4,800	(21,282)
expiring 06/05/14, @ FX Rate 100.00	Citigroup Global Markets		2,757	(12,614)
expiring 02/18/16, @ FX Rate 91.00	Goldman Sachs & Co.		4,500	(96,981)
expiring 02/18/19, @ FX Rate 80.00	Bank of America		400	(20,758)
Dow-Jones-UBS Commodity,
expiring 06/17/14, Strike Price $126.35			160	(600)
Henry Hub Natural Gas Future,
expiring 04/25/14, Strike Price $4.20			50	(3,165)
Inflation Floor Option, Inflation on the CPI
Urban Consumer NSA,
expiring 01/22/18, Strike Price $ —	Deutsche Bank		700	(3,589)
expiring 04/07/20, Strike Price $216.69	Citigroup Global Markets		4,200	(3,892)
expiring 09/29/20, Strike Price $217.97	Citigroup Global Markets		700	(626)
expiring 09/29/20, Strike Price $217.97	Citigroup Global Markets		400	(358)
expiring 10/13/20, Strike Price $218.01	Deutsche Bank		800	(645)
Interest Rate Swap Options,

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Counterparty	Notional Amount (000)#	Value
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
Receive a fixed rate of 2.85% and pay a floating rate based on 3-month LIBOR, expiring 04/14/14	Deutsche Bank	9,200	$(1)
Receive a fixed rate of 1.90% and pay a floating rate based on 3-month LIBOR, expiring 05/06/14	Goldman Sachs & Co.	4,600	(19,087)
Receive a fixed rate of 1.80% and pay a floating rate based on 3-month LIBOR, expiring 05/19/14	Morgan Stanley	5,100	(40,879)
Receive a fixed rate of 3.04% and pay a floating rate based on 3-month LIBOR, expiring 06/11/14	Deutsche Bank AG	6,800	(44,962)
Receive a fixed rate of 3.05% and pay a floating rate based on 3-month LIBOR, expiring 06/16/14	Morgan Stanley	5,100	(34,798)
Receive a fixed rate of 2.40% and pay a floating rate based on 3-month LIBOR, expiring 07/28/14	Morgan Stanley	300	(961)
Receive a fixed rate of 1.86% and pay a floating rate based on 3-month LIBOR, expiring 09/02/14	JPMorgan Chase	9,100	(148,234)
Receive a fixed rate of 3.03% and pay a floating rate based on 3-month LIBOR, expiring 09/02/14	Royal Bank of Scotland Group PLC	19,000	(307,285)
Receive a fixed rate of 2.50% and pay a floating rate based on 3-month LIBOR, expiring 09/21/15	Royal Bank of Scotland Group PLC	20,200	(576,666)
Receive a fixed rate of 2.50% and pay a floating rate based on 3-month LIBOR, expiring 09/21/15	Bank of America	21,000	(599,504)
Receive a fixed rate of 2.50% and pay a floating rate based on 3-month LIBOR, expiring 09/21/15	Citigroup Global Markets	13,900	(396,814)
Natural Gas Future, expiring 04/25/14, Strike Price $4.15		80	(3,920)

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
expiring 04/25/14, Strike Price $4.20		30		$(1,890)
Platinum Gold Futures,
expiring 10/01/14, Strike Price $ —		1		(6,399)
expiring 10/02/14, Strike Price $ —		—	(r)	(1,290)
WTI -Brent ICSO,
expiring 05/14/14, Strike Price $11.00		5		(2,650)
expiring 11/12/14, Strike Price $18.00		3		(2,040)

				(2,476,033)

TOTAL OPTIONS WRITTEN (premiums received $3,970,927)				(3,210,493)

TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT AND OPTIONS WRITTEN — 111.7% (cost $8,541,717,632)				9,585,510,414
Liabilities in excess of other assets(x) — (11.7)%				(1,004,012,470)

NET ASSETS — 100.0%				$8,581,497,944

The following abbreviations are used in the Portfolio descriptions:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
ADR	American Depositary Receipt
BABs	Build America Bonds
bps	Basis Points
CDO	Collateralized Debt Obligation
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligations
CPI	Consumer Price Index
CVA	Certificate Van Aandelen (Bearer)
EAFE	Europe, Australasia, Far East
ETF	Exchange Traded Fund
Euribor	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GOLDLNPM	London Gold Market Fixing
IO	Interest Only
iTraxx	International Credit Derivative Index
LIBOR	London Interbank Offered Rate
LME	London Metal Exchange
MBS	Mortgage-Backed Security
MSCI	Morgan Stanley Capital International

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

MTN	Medium Term Note
NCUA	National Credit Union Administration
NSA	Non-Seasonally Adjusted
RBOB	Reformulated Blendstock for Oxygenate Blending
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduits
SDR	Swedish Depositary Receipts
SFH	Single Family Housing
SILVERLND	London Silver Market Fixing
SPDR	Standard & Poor’s Depositary Receipts
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan
DKK	Danish Krone
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
USD	United States Dollar
ZAR	South African Rand

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $386,557,675; cash collateral of $394,905,305 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2014.
(g)	Indicates a security that has been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(m)	Repurchase agreements are collateralized by FHLMC (coupon rates 2.205% -3.500%, maturity dates 12/05/22-12/1/42), U.S. Treasury Bonds (coupon rate 3.125%, maturity date 02/15/43), and U.S. Treasury Notes (coupon rates 0.250% -2.625%, maturity dates 02/15/15-11/15/20) with the aggregate value, including accrued interest, of $553,493,354 .
(n)	Rate shown reflects yield to maturity at purchase date.
(r)	Less than $500 par.
(v)	Represents security, or a portion thereof, segregated as collateral for reverse repurchase agreement.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts and reverse repurchase agreement held at reporting period end:

Financial futures contracts open at March 31, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions:
1,327	90 Day Euro Dollar	Jun. 2014	$330,841,525	$330,937,213	$95,688
741	90 Day Euro Dollar	Sep. 2014	184,584,313	184,749,825	165,512
689	90 Day Euro Dollar	Dec. 2014	171,587,391	171,698,800	111,409
272	90 Day Euro Dollar	Mar. 2015	67,705,191	67,700,800	(4,391)
654	90 Day Euro Dollar	Jun. 2015	162,525,806	162,445,425	(80,381)
296	90 Day Euro Dollar	Sep. 2015	73,449,792	73,345,100	(104,692)
2,373	90 Day Euro Dollar	Dec. 2015	587,196,645	586,397,963	(798,682)
74	90 Day Euro Dollar	Mar. 2016	18,270,524	18,231,750	(38,774)
57	90 Day Euro Dollar	Jun. 2016	14,048,498	13,999,913	(48,585)
30	90 Day Euro Dollar	Sep. 2016	7,378,926	7,346,250	(32,676)
38	90 Day Euro Euribor	Jun. 2014	13,052,406	13,049,789	(2,617)
100	90 Day Euro Euribor	Sep. 2014	34,339,827	34,344,993	5,166
71	90 Day Euro Euribor	Dec. 2014	24,371,496	24,381,277	9,781
294	90 Day Sterling	Jun. 2014	60,891,086	60,936,515	45,429
619	90 Day Sterling	Sep. 2014	128,076,851	128,208,013	131,162
35	90 Day Sterling	Dec. 2014	7,239,030	7,238,301	(729)
201	2 Year U.S. Treasury Notes	Jun. 2014	44,182,749	44,132,063	(50,686)
78	5 Year Euro-Bobl	Jun. 2014	13,465,469	13,471,916	6,447
289	5 Year U.S. Treasury Notes	Jun. 2014	34,596,461	34,377,454	(219,007)
107	10 Year Euro-Bund	Jun. 2014	21,089,961	21,135,548	45,587
331	10 Year U.S. Treasury Notes	Jun. 2014	41,020,691	40,878,500	(142,191)
145	Euro-BTP Italian Government Bond	Jun. 2014	23,906,140	24,312,825	406,685
21	Euro-OAT	Jun. 2014	3,905,079	3,942,400	37,321

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Financial futures contracts open at March 31, 2014 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions (cont’d.)
988	Mini MSCI EAFE Index	Jun. 2014	$91,114,480	$93,613,000	$2,498,520
177	Russell 2000 Mini Index	Jun. 2014	20,825,820	20,717,850	(107,970)
64	S&P 500 E-Mini	Jun. 2014	5,875,271	5,966,720	91,449
501	S&P 500 Index	Jun. 2014	230,428,688	233,541,150	3,112,462

					5,131,237

Short Positions:
57	3 Year Australian Treasury Bonds	Jun. 2014	15,344,177	15,339,028	5,149
99	5 Year U.S. Treasury Notes	Jun. 2014	11,851,414	11,776,359	75,055
60	10 Year Australian Treasury Bonds	Jun. 2014	47,789,146	47,818,021	(28,875)
290	10 Year Canadian Government Bonds	Jun. 2014	33,965,156	34,083,853	(118,697)
208	10 Year U.K. Gilt	Jun. 2014	37,726,539	37,981,161	(254,622)
351	10 Year U.S. Treasury Notes	Jun. 2014	43,621,447	43,348,500	272,947
30	20 Year U.S. Treasury Bonds	Jun. 2014	3,963,724	3,996,563	(32,839)

					(81,882)

					$5,049,355

Commodity futures contracts open at March 31, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions:
17	Brent Crude	May 2014	$1,852,490	$1,831,920	$ (20,570)
39	Brent Crude	Jun. 2014	4,233,960	4,198,350	(35,610)
1	Brent Crude	Oct. 2014	106,120	105,890	(230)
90	Brent Crude	Dec. 2014	9,384,860	9,441,000	56,140
4	Brent Crude	Dec. 2015	396,400	401,000	4,600
10	Canadian Canola	Nov. 2014	82,303	86,205	3,902
20	Corn	Sep. 2014	488,504	502,000	13,496
94	Corn	Dec. 2014	2,266,264	2,341,775	75,511
28	Cotton No. 2	Dec. 2014	1,084,812	1,120,000	35,188
1	European Gasoil Crack Spread Swap	Apr. 2014	15,320	12,388	(2,932)
1	European Gasoil Crack Spread Swap	May 2014	15,320	12,666	(2,654)
1	European Gasoil Crack Spread Swap	Jun. 2014	15,320	13,030	(2,290)
1	European Gasoil Crack Spread Swap	Jul. 2014	15,810	13,452	(2,358)
1	European Gasoil Crack Spread Swap	Aug. 2014	15,810	13,946	(1,864)
1	European Gasoil Crack Spread Swap	Sep. 2014	15,810	14,310	(1,500)
1	European Gasoil Crack Spread Swap	Oct. 2014	15,620	14,568	(1,052)
1	European Gasoil Crack Spread Swap	Nov. 2014	15,620	14,808	(812)
1	European Gasoil Crack Spread Swap	Dec. 2014	15,620	14,821	(799)
4	Gas Oil	Dec. 2014	356,925	355,700	(1,225)
2	Gasoline RBOB	Jun. 2014	234,868	243,894	9,026
11	Henry Hub Natural Gas Swap	Jan. 2016	115,750	119,927	4,177
11	Henry Hub Natural Gas Swap	Feb. 2016	115,750	119,240	3,490
11	Henry Hub Natural Gas Swap	Mar. 2016	115,750	117,590	1,840
11	Henry Hub Natural Gas Swap	Apr. 2016	115,750	110,577	(5,173)
11	Henry Hub Natural Gas Swap	May 2016	115,750	110,715	(5,035)
11	Henry Hub Natural Gas Swap	Jun. 2016	115,750	111,155	(4,595)
11	Henry Hub Natural Gas Swap	Jul. 2016	115,750	111,677	(4,073)
11	Henry Hub Natural Gas Swap	Aug. 2016	115,750	111,897	(3,853)
11	Henry Hub Natural Gas Swap	Sep. 2016	115,750	111,678	(4,072)
11	Henry Hub Natural Gas Swap	Oct. 2016	115,750	112,228	(3,522)
11	Henry Hub Natural Gas Swap	Nov. 2016	115,750	114,098	(1,652)
11	Henry Hub Natural Gas Swap	Dec. 2016	115,750	118,608	2,858
2	Henry Hub Natural Gas Swap	Jan. 2018	21,663	22,805	1,142
2	Henry Hub Natural Gas Swap	Feb. 2018	21,663	22,660	997
2	Henry Hub Natural Gas Swap	Mar. 2018	21,663	22,335	672

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Commodity futures contracts open at March 31, 2014 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions (cont’d.)
2	Henry Hub Natural Gas Swap	Apr. 2018	$21,663	$20,985	$(678)
2	Henry Hub Natural Gas Swap	May 2018	21,663	21,055	(608)
2	Henry Hub Natural Gas Swap	Jun. 2018	21,663	21,170	(493)
2	Henry Hub Natural Gas Swap	Jul. 2018	21,663	21,310	(353)
2	Henry Hub Natural Gas Swap	Aug. 2018	21,663	21,385	(278)
2	Henry Hub Natural Gas Swap	Sep. 2018	21,663	21,400	(263)
2	Henry Hub Natural Gas Swap	Oct. 2018	21,663	21,525	(138)
2	Henry Hub Natural Gas Swap	Nov. 2018	21,663	22,000	337
2	Henry Hub Natural Gas Swap	Dec. 2018	21,663	22,900	1,237
10	Light Sweet Crude Oil	Dec. 2014	939,430	953,300	13,870
273	Natural Gas	Oct. 2014	11,633,156	12,104,820	471,664
154	Natural Gas	Dec. 2014	6,847,092	7,077,840	230,748
49	Natural Gas	May 2015	1,956,984	1,964,410	7,426
49	Natural Gas	Aug. 2015	2,045,340	1,984,990	(60,350)
20	Red Spring Wheat	May 2014	613,380	742,750	129,370
17	Robusta Coffee	Nov. 2014	375,670	353,600	(22,070)
55	Soybean Meal	Jul. 2014	2,415,411	2,549,800	134,389
6	Soybean Oil	Dec. 2014	148,019	143,424	(4,595)
31	White Sugar	May 2014	684,240	735,010	50,770
5	White Sugar	Oct. 2014	121,520	123,175	1,655
4	WTI Crude	May 2014	397,834	406,320	8,486
21	WTI Crude	Sep. 2014	1,947,710	2,057,790	110,080
4	WTI Crude	Dec. 2014	371,760	381,320	9,560
28	WTI Crude	Mar. 2015	2,558,011	2,598,120	40,109
25	WTI Crude	Mar. 2015	2,248,430	2,319,750	71,320
81	WTI Crude	Jun. 2015	7,266,588	7,359,660	93,072
40	WTI Crude	Sep. 2015	3,518,285	3,561,200	42,915

					1,434,350

Short Positions:
48	Brent Crude	Jul. 2014	5,136,730	5,155,200	(18,470)
42	Brent Crude	Aug. 2014	4,513,600	4,494,000	19,600
21	Brent Crude	Sep. 2014	2,217,090	2,235,030	(17,940)
73	Brent Crude	Mar. 2015	7,465,840	7,570,830	(104,990)
8	Brent Crude	Jun. 2015	809,530	820,560	(11,030)
5	Coffee ’C’	Dec. 2014	398,422	346,313	52,109
52	Corn	May 2014	1,146,730	1,305,200	(158,470)
56	Corn	Jul. 2014	1,372,697	1,418,900	(46,203)
28	Cotton No. 2	Jul. 2014	1,201,906	1,309,700	(107,794)
4	Euro-Rapeseed	Nov. 2014	99,949	101,120	(1,171)
4	Gas Oil	Jun. 2014	359,875	358,200	1,675
16	Light Sweet Crude Oil	Jun. 2014	1,626,480	1,613,120	13,360
2	LLS (Argus) vs. WTI Spread Calendar Swap	Apr. 2014	8,300	5,160	3,140
2	LLS (Argus) vs. WTI Spread Calendar Swap	May 2014	8,300	6,180	2,120
2	LLS (Argus) vs. WTI Spread Calendar Swap	Jun. 2014	8,300	6,440	1,860
413	Natural Gas	May 2014	18,583,191	18,052,230	530,961
7	Natural Gas	Jan. 2015	335,098	327,530	7,568
28	Natural Gas	Mar. 2015	1,260,266	1,268,400	(8,134)
12	Natural Gas	Apr. 2015	479,566	485,520	(5,954)
49	Natural Gas	Oct. 2015	2,056,100	1,979,600	76,500
20	No. 2 Soft Red Winter Wheat	May 2014	577,308	697,250	(119,942)
1	Rotterdam 3.5% Fuel Oil Crack Swap	Apr. 2014	16,220	17,190	(970)
1	Rotterdam 3.5% Fuel Oil Crack Swap	May 2014	16,220	17,162	(942)
1	Rotterdam 3.5% Fuel Oil Crack Swap	Jun. 2014	16,220	16,900	(680)
1	Rotterdam 3.5% Fuel Oil Crack Swap	Jul. 2014	15,450	16,523	(1,073)
1	Rotterdam 3.5% Fuel Oil Crack Swap	Aug. 2014	15,450	16,039	(589)
1	Rotterdam 3.5% Fuel Oil Crack Swap	Sep. 2014	15,450	15,634	(184)
1	Rotterdam 3.5% Fuel Oil Crack Swap	Oct. 2014	14,450	15,366	(916)
1	Rotterdam 3.5% Fuel Oil Crack Swap	Nov. 2014	14,450	15,124	(674)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Commodity futures contracts open at March 31, 2014 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)(1)
Short Positions (cont’d.)
1	Rotterdam 3.5% Fuel Oil Crack Swap	Dec. 2014	$14,450	$15,089	$(639)
55	Soybean Meal	May 2014	2,484,801	2,636,150	(151,349)
6	Soybean Oil	Jul. 2014	151,676	146,268	5,408
31	Sugar #11 (World)	May 2014	562,861	616,974	(54,113)
5	Sugar #11 (World)	Oct. 2014	102,831	103,880	(1,049)
46	WTI Crude	Dec. 2015	3,987,852	4,036,040	(48,188)

					(147,163)

					$1,287,187

(1)	Cash of $6,672,000 and U.S. Treasury Securities, with a market value of $20,833,317 have been segregated to cover requirement for open futures contracts as of March 31, 2014. In addition, cash and cash equivalents have been earmarked to cover the notional amount of commodity futures contracts as of March 31, 2014.

Forward foreign currency exchange contracts outstanding at March 31, 2014:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 04/02/14	Citigroup Global Markets	AUD	1,601	$1,445,003	$1,484,568	$39,565
Expiring 04/02/14	Deutsche Bank AG	AUD	1,010	920,150	936,548	16,398
Expiring 04/02/14	JPMorgan Chase	AUD	44,608	41,146,821	41,363,912	217,091
Expiring 04/02/14	JPMorgan Chase	AUD	11,916	10,991,426	11,049,417	57,991
Brazilian Real,
Expiring 04/02/14	Barclays Capital Group	BRL	30,451	13,456,105	13,413,528	(42,577)
Expiring 04/02/14	Barclays Capital Group	BRL	1,747	771,851	769,409	(2,442)
Expiring 04/02/14	Barclays Capital Group	BRL	1,637	700,000	721,219	21,219
Expiring 04/02/14	BNP Paribas	BRL	1,277	564,274	562,489	(1,785)
Expiring 04/02/14	Credit Suisse First Boston Corp.	BRL	40,980	17,364,261	18,051,255	686,994
Expiring 04/02/14	Goldman Sachs & Co.	BRL	1,637	723,509	721,220	(2,289)
Expiring 04/02/14	JPMorgan Chase	BRL	7,367	3,255,471	3,245,170	(10,301)
Expiring 04/02/14	Morgan Stanley	BRL	349	148,050	153,810	5,760
Expiring 04/02/14	UBS AG	BRL	20,715	8,733,075	9,124,750	391,675
Expiring 04/02/14	UBS AG	BRL	3,834	1,573,888	1,688,639	114,751
Expiring 04/02/14	UBS AG	BRL	1,394	591,450	614,068	22,618
Expiring 04/02/14	UBS AG	BRL	1,344	551,725	591,951	40,226
Expiring 04/02/14	UBS AG	BRL	247	109,195	108,849	(346)
Expiring 05/05/14	UBS AG	BRL	3,830	1,602,327	1,672,599	70,272
Expiring 05/05/14	UBS AG	BRL	1,344	562,205	586,861	24,656
British Pound,
Expiring 04/02/14	Goldman Sachs & Co.	GBP	6,080	10,189,192	10,136,060	(53,132)
Expiring 04/02/14	JPMorgan Chase	GBP	2,495	4,148,272	4,159,452	11,180
Expiring 04/02/14	Royal Bank of Canada	GBP	25,974	42,799,957	43,301,648	501,691
Expiring 05/02/14	Deutsche Bank AG	GBP	879	1,460,027	1,465,075	5,048
Expiring 06/12/14	Deutsche Bank AG	GBP	773	1,293,473	1,287,994	(5,479)
Canadian Dollar,
Expiring 05/05/14	Westpac Banking Corp.	CAD	416	374,000	375,640	1,640
Chinese Yuan,
Expiring 04/22/14	JPMorgan Chase	CNY	66,173	10,732,797	10,637,222	(95,575)
Expiring 04/25/14	Barclays Capital Group	CNY	3,894	640,000	625,979	(14,021)
Expiring 04/25/14	Citigroup Global Markets	CNY	19,398	3,180,000	3,118,002	(61,998)
Expiring 04/25/14	Citigroup Global Markets	CNY	3,171	522,000	509,725	(12,275)
Expiring 04/25/14	Goldman Sachs & Co.	CNY	11,644	1,912,000	1,871,650	(40,350)
Expiring 04/25/14	Hong Kong & Shanghai Bank	CNY	2,598	427,000	417,646	(9,354)
Expiring 04/25/14	JPMorgan Chase	CNY	11,634	1,912,000	1,870,113	(41,887)
Expiring 04/25/14	JPMorgan Chase	CNY	7,399	1,213,000	1,189,351	(23,649)
Expiring 04/25/14	Royal Bank of Scotland Group PLC	CNY	19,406	3,180,000	3,119,280	(60,720)
Expiring 04/25/14	UBS AG	CNY	2,605	427,000	418,675	(8,325)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2014 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Chinese Yuan (cont’d.),
Expiring 04/25/14	UBS AG	CNY	2,592	$427,000	$416,616	$(10,384)
Expiring 09/08/15	Barclays Capital Group	CNY	2,210	360,000	353,163	(6,837)
Expiring 09/08/15	Barclays Capital Group	CNY	762	125,966	121,732	(4,234)
Expiring 09/08/15	Citigroup Global Markets	CNY	7,911	1,311,248	1,264,032	(47,216)
Expiring 09/08/15	Citigroup Global Markets	CNY	3,520	581,818	562,401	(19,417)
Expiring 09/08/15	Citigroup Global Markets	CNY	1,472	239,000	235,224	(3,776)
Expiring 09/08/15	Morgan Stanley	CNY	1,046	170,000	167,043	(2,957)
Expiring 09/08/15	Morgan Stanley	CNY	739	120,000	118,008	(1,992)
Danish Krone,
Expiring 04/01/14	UBS AG	DKK	148,485	27,370,002	27,399,231	29,229
Expiring 05/13/14	JPMorgan Chase	DKK	130,255	24,039,704	24,042,342	2,638
Euro,
Expiring 04/02/14	Hong Kong & Shanghai Bank	EUR	5,400	7,449,602	7,439,315	(10,287)
Expiring 04/02/14	Hong Kong & Shanghai Bank	EUR	2,469	3,406,124	3,401,421	(4,703)
Expiring 04/02/14	Royal Bank of Canada	EUR	169,667	233,750,508	233,742,208	(8,300)
Expiring 04/02/14	Royal Bank of Canada	EUR	38,800	53,454,760	53,452,862	(1,898)
Expiring 04/02/14	Royal Bank of Canada	EUR	25,074	34,544,450	34,543,223	(1,227)
Expiring 05/02/14	Barclays Capital Group	EUR	833	1,147,118	1,147,507	389
Mexican Peso,
Expiring 05/14/14	BNP Paribas	MXN	63,683	4,785,950	4,861,187	75,237
Expiring 05/14/14	BNP Paribas	MXN	63,538	4,766,528	4,850,083	83,555
Expiring 05/14/14	Citigroup Global Markets	MXN	22,162	1,675,956	1,691,710	15,754
Expiring 05/14/14	Deutsche Bank AG	MXN	166,543	12,474,000	12,712,850	238,850
Expiring 05/14/14	Deutsche Bank AG	MXN	16,057	1,200,000	1,225,661	25,661
Expiring 05/14/14	Hong Kong & Shanghai Bank	MXN	24,084	1,800,000	1,838,437	38,437
Expiring 05/14/14	UBS AG	MXN	63,995	4,798,000	4,885,000	87,000
Expiring 05/19/14	Credit Suisse First Boston Corp.	MXN	48,466	3,612,000	3,698,163	86,163
New Zealand Dollar,
Expiring 04/02/14	Morgan Stanley	NZD	35,889	30,893,718	31,141,222	247,504
Polish Zloty,
Expiring 04/30/14	Barclays Capital Group	PLN	939	311,021	309,841	(1,180)
Expiring 04/30/14	Deutsche Bank AG	PLN	56,875	18,711,036	18,772,827	61,791
Expiring 04/30/14	Goldman Sachs & Co.	PLN	3,423	1,125,295	1,129,835	4,540
Expiring 04/30/14	Goldman Sachs & Co.	PLN	1,914	634,315	631,908	(2,407)
Expiring 04/30/14	JPMorgan Chase	PLN	892	295,604	294,482	(1,122)
Expiring 04/30/14	JPMorgan Chase	PLN	892	295,496	294,375	(1,121)
Russian Ruble,
Expiring 04/15/14	JPMorgan Chase	RUB	844	25,256	23,971	(1,285)
South African Rand,
Expiring 04/15/14	Morgan Stanley	ZAR	1,673	154,083	158,524	4,441
Swedish Krona,
Expiring 04/01/14	UBS AG	SEK	103	15,938	15,959	21

				$665,693,000	$668,306,137	$2,613,137

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 04/02/14	Australia & New Zealand Banking Group	AUD	47,219	$42,462,725	$43,785,028	$(1,322,303)
Expiring 04/02/14	Citigroup Global Markets	AUD	11,916	10,720,241	11,049,416	(329,175)
Expiring 05/02/14	JPMorgan Chase	AUD	44,608	41,062,199	41,278,768	(216,569)
Expiring 05/02/14	JPMorgan Chase	AUD	11,916	10,968,821	11,026,672	(57,851)
Brazilian Real,
Expiring 04/02/14	Barclays Capital Group	BRL	20,912	8,609,455	9,211,373	(601,918)
Expiring 04/02/14	Barclays Capital Group	BRL	11,177	4,736,000	4,923,374	(187,374)
Expiring 04/02/14	Barclays Capital Group	BRL	1,747	739,500	769,409	(29,909)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2014 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real (cont’d.),
Expiring 04/02/14	BNP Paribas	BRL	1,277	$542,000	$562,489	$(20,489)
Expiring 04/02/14	Credit Suisse First Boston Corp.	BRL	40,980	18,108,553	18,051,255	57,298
Expiring 04/02/14	Goldman Sachs & Co.	BRL	1,637	700,000	721,219	(21,219)
Expiring 04/02/14	JPMorgan Chase	BRL	7,367	3,056,583	3,245,169	(188,586)
Expiring 04/02/14	Morgan Stanley	BRL	349	154,298	153,810	488
Expiring 04/02/14	UBS AG	BRL	20,962	8,606,135	9,233,600	(627,465)
Expiring 04/02/14	UBS AG	BRL	3,830	1,614,689	1,687,107	(72,418)
Expiring 04/02/14	UBS AG	BRL	1,398	617,553	615,599	1,954
Expiring 04/02/14	UBS AG	BRL	1,344	566,542	591,951	(25,409)
Expiring 05/05/14	Credit Suisse First Boston Corp.	BRL	40,980	17,231,375	17,896,023	(664,648)
Expiring 05/05/14	UBS AG	BRL	20,715	8,666,215	9,046,281	(380,066)
British Pound,
Expiring 04/02/14	Barclays Capital Group	GBP	13,147	21,835,103	21,917,563	(82,460)
Expiring 04/02/14	Barclays Capital Group	GBP	3,294	5,467,572	5,491,477	(23,905)
Expiring 04/02/14	Citigroup Global Markets	GBP	472	788,038	786,878	1,160
Expiring 04/02/14	Credit Suisse First Boston Corp.	GBP	10	16,693	16,671	22
Expiring 04/02/14	Goldman Sachs & Co.	GBP	11,261	18,797,999	18,773,384	24,615
Expiring 04/02/14	JPMorgan Chase	GBP	4,043	6,674,338	6,740,146	(65,808)
Expiring 04/02/14	JPMorgan Chase	GBP	2,322	3,871,842	3,871,041	801
Expiring 05/02/14	Deutsche Bank AG	GBP	524	864,290	873,378	(9,088)
Expiring 05/02/14	Royal Bank of Canada	GBP	25,974	42,790,503	43,292,208	(501,705)
Expiring 06/12/14	Deutsche Bank AG	GBP	2,968	4,937,606	4,945,360	(7,754)
Expiring 06/12/14	Deutsche Bank AG	GBP	879	1,462,317	1,464,613	(2,296)
Expiring 06/12/14	Deutsche Bank AG	GBP	17	28,266	28,326	(60)
Expiring 06/12/14	Goldman Sachs & Co.	GBP	2,924	4,899,206	4,872,046	27,160
Expiring 06/12/14	Goldman Sachs & Co.	GBP	2,411	4,039,667	4,017,272	22,395
Canadian Dollar,
Expiring 06/19/14	Citigroup Global Markets	CAD	15,210	13,702,332	13,732,084	(29,752)
Expiring 06/19/14	Citigroup Global Markets	CAD	910	819,798	821,578	(1,780)
Expiring 06/19/14	Citigroup Global Markets	CAD	508	457,645	458,639	(994)
Chinese Yuan,
Expiring 04/22/14	UBS AG	CNY	66,173	10,824,088	10,637,222	186,866
Expiring 04/25/14	Deutsche Bank AG	CNY	33,623	5,227,000	5,404,453	(177,453)
Expiring 07/23/14	JPMorgan Chase	CNY	66,173	10,679,103	10,622,589	56,514
Danish Krone,
Expiring 04/01/14	BNP Paribas	DKK	127,800	23,306,708	23,582,327	(275,619)
Expiring 04/01/14	BNP Paribas	DKK	2,460	448,253	453,932	(5,679)
Expiring 04/01/14	Hong Kong & Shanghai Bank	DKK	18,225	3,377,911	3,362,973	14,938
Expiring 07/01/14	UBS AG	DKK	148,485	27,386,156	27,415,567	(29,411)
Euro,
Expiring 04/02/14	Barclays Capital Group	EUR	165,239	227,450,153	227,641,183	(191,030)
Expiring 04/02/14	Barclays Capital Group	EUR	29,247	40,258,349	40,292,161	(33,812)
Expiring 04/02/14	Barclays Capital Group	EUR	21,317	29,342,744	29,367,388	(24,644)
Expiring 04/02/14	Barclays Capital Group	EUR	117	162,462	161,185	1,277
Expiring 04/02/14	BNP Paribas	EUR	839	1,154,524	1,155,850	(1,326)
Expiring 04/02/14	Deutsche Bank AG	EUR	5,901	8,207,530	8,129,519	78,011
Expiring 04/02/14	Goldman Sachs & Co.	EUR	4,193	5,851,118	5,776,491	74,627
Expiring 04/02/14	Goldman Sachs & Co.	EUR	325	451,328	447,737	3,591
Expiring 04/02/14	JPMorgan Chase	EUR	6,218	8,488,602	8,566,234	(77,632)
Expiring 04/02/14	JPMorgan Chase	EUR	724	988,380	997,419	(9,039)
Expiring 04/02/14	UBS AG	EUR	3,956	5,411,194	5,449,397	(38,203)
Expiring 04/02/14	UBS AG	EUR	3,335	4,574,903	4,594,466	(19,563)
Expiring 04/30/14	Barclays Capital Group	EUR	223	311,021	307,197	3,824
Expiring 04/30/14	Goldman Sachs & Co.	EUR	455	634,315	626,791	7,524
Expiring 04/30/14	JPMorgan Chase	EUR	212	295,604	292,043	3,561
Expiring 04/30/14	JPMorgan Chase	EUR	212	295,496	292,043	3,453
Expiring 05/02/14	Royal Bank of Canada	EUR	169,667	233,738,462	233,726,495	11,967
Expiring 05/02/14	Royal Bank of Canada	EUR	38,800	53,452,005	53,449,268	2,737

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2014 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Euro (cont’d.),
Expiring 05/02/14	Royal Bank of Canada	EUR	25,074	$34,542,670	$34,540,902	$1,768
Japanese Yen,
Expiring 05/13/14	Citigroup Global Markets	JPY	2,886,980	28,310,387	27,977,080	333,307
Expiring 05/13/14	Citigroup Global Markets	JPY	743,900	7,294,854	7,208,969	85,885
Expiring 05/13/14	Citigroup Global Markets	JPY	30,900	303,012	299,445	3,567
Expiring 05/13/14	JPMorgan Chase	JPY	2,153,600	21,283,387	20,870,057	413,330
Mexican Peso,
Expiring 04/03/14	JPMorgan Chase	MXN	232,653	18,016,977	17,816,195	200,782
Expiring 05/14/14	BNP Paribas	MXN	45,180	3,389,307	3,448,720	(59,413)
Expiring 05/14/14	BNP Paribas	MXN	44,914	3,375,369	3,428,431	(53,062)
Expiring 05/14/14	BNP Paribas	MXN	26,893	2,020,000	2,052,835	(32,835)
Expiring 05/14/14	BNP Paribas	MXN	19,129	1,445,695	1,460,189	(14,494)
Expiring 05/14/14	Citigroup Global Markets	MXN	115,028	8,705,000	8,780,515	(75,515)
Expiring 05/14/14	Citigroup Global Markets	MXN	7,043	530,382	537,619	(7,237)
Expiring 05/14/14	Citigroup Global Markets	MXN	183	13,692	13,969	(277)
Expiring 05/14/14	Deutsche Bank AG	MXN	217,991	16,362,000	16,640,076	(278,076)
Expiring 05/14/14	Deutsche Bank AG	MXN	62,384	4,723,000	4,761,988	(38,988)
Expiring 05/14/14	Deutsche Bank AG	MXN	44,664	3,379,000	3,409,396	(30,396)
Expiring 05/14/14	Hong Kong & Shanghai Bank	MXN	85,477	6,478,000	6,524,751	(46,751)
Expiring 05/14/14	Hong Kong & Shanghai Bank	MXN	41,473	3,117,000	3,165,810	(48,810)
Expiring 05/14/14	UBS AG	MXN	17,028	1,272,741	1,299,812	(27,071)
Expiring 05/14/14	UBS AG	MXN	5,708	429,457	435,713	(6,256)
Expiring 05/19/14	Credit Suisse First Boston Corp.	MXN	40,780	3,039,000	3,111,679	(72,679)
Expiring 06/19/14	Morgan Stanley	MXN	124,971	9,339,467	9,512,705	(173,238)
Expiring 06/26/14	BNP Paribas	MXN	24,822	1,887,590	1,888,393	(803)
Expiring 06/26/14	Morgan Stanley	MXN	230,286	17,289,666	17,519,711	(230,045)
Expiring 07/10/14	Hong Kong & Shanghai Bank	MXN	169,933	12,856,180	12,913,997	(57,817)
Expiring 09/04/14	Citigroup Global Markets	MXN	130,401	9,708,940	9,866,352	(157,412)
Expiring 09/04/14	Goldman Sachs & Co.	MXN	131,212	9,769,686	9,927,713	(158,027)
New Zealand Dollar,
Expiring 04/02/14	BNP Paribas	NZD	2,411	2,010,299	2,092,047	(81,748)
Expiring 04/02/14	UBS AG	NZD	35,889	29,830,721	31,141,221	(1,310,500)
Expiring 05/02/14	Hong Kong & Shanghai Bank	NZD	2,411	2,083,613	2,086,896	(3,283)
Expiring 05/02/14	Morgan Stanley	NZD	35,889	30,821,724	31,064,540	(242,816)
Norwegian Krone,
Expiring 05/13/14	BNP Paribas	NOK	1,940	319,967	323,449	(3,482)
Expiring 05/13/14	Citigroup Global Markets	NOK	25,865	4,205,383	4,312,378	(106,995)
Polish Zloty,
Expiring 04/30/14	Deutsche Bank AG	PLN	13,753	4,362,552	4,539,501	(176,949)
Expiring 04/30/14	JPMorgan Chase	PLN	13,753	4,361,020	4,539,500	(178,480)
Expiring 04/30/14	JPMorgan Chase	PLN	1,881	599,612	620,865	(21,253)
South African Rand,
Expiring 04/15/14	Citigroup Global Markets	ZAR	8,888	821,372	842,291	(20,919)
Expiring 04/15/14	Citigroup Global Markets	ZAR	3,561	329,110	337,492	(8,382)
Swiss Franc,
Expiring 04/01/14	UBS AG	CHF	14	15,938	15,999	(61)
Expiring 04/02/14	Deutsche Bank AG	CHF	6	6,566	6,587	(21)

				$1,321,583,844	$1,330,038,925	$(8,455,081)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Reverse Repurchase Agreement outstanding at March 31, 2014:

Broker	Interest Rate	Trade Date	Value at March 31, 2014	Maturity Date	Cost

Merrill Lynch Co.	0.14%	02/21/2014	$1,588,480	02/21/2016	$1,588,480

Interest rate swap agreements outstanding at March 31, 2014:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
AUD	5,600	06/18/19	4.000%	6 month Australian Bank Bill rate(1)	$45,333	$10,664	$34,669	Deutsche Bank AG
AUD	1,100	06/18/19	4.000%	6 month Australian Bank Bill rate(1)	8,904	1,110	7,794	Barclays Capital Group
BRL	38,700	01/02/15	8.270%	Brazilian interbank lending rate(1)	(384,082)	(39,311)	(344,771)	Morgan Stanley
BRL	4,000	01/02/15	7.620%	Brazilian interbank lending rate(1)	(56,371)	(3,662)	(52,709)	Deutsche Bank AG
BRL	2,600	01/02/15	7.800%	Brazilian interbank lending rate(1)	(32,175)	(395)	(31,780)	Morgan Stanley
BRL	100	01/02/15	7.900%	Brazilian interbank lending rate(1)	(1,159)	(183)	(976)	JPMorgan Chase
BRL	6,700	01/02/17	10.910%	Brazilian interbank lending rate(1)	(54,749)	6,858	(61,607)	UBS AG
BRL	5,600	01/02/17	10.910%	Brazilian interbank lending rate(1)	(45,761)	(2,726)	(43,035)	Deutsche Bank AG
BRL	5,200	01/02/17	10.910%	Brazilian interbank lending rate(1)	(42,492)	101	(42,593)	Hong Kong & Shanghai Bank
BRL	5,000	01/02/17	8.150%	Brazilian interbank lending rate(1)	(189,108)	—	(189,108)	UBS AG
BRL	150,000	01/04/21	13.160%	Brazilian interbank lending rate(1)	1,046,080	—	1,046,080	Credit Suisse First Boston
BRL	49,300	01/04/21	12.850%	Brazilian interbank lending rate(1)	152,833	(160,412)	313,245	Barclays Capital Group
BRL	41,000	01/04/21	12.850%	Brazilian interbank lending rate(1)	127,103	(150,010)	277,113	Bank of America
BRL	7,100	01/04/21	12.850%	Brazilian interbank lending rate(1)	22,010	(21,577)	43,587	Deutsche Bank AG
EUR	2,300	04/01/21	2.000%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	195,179	24,104	171,075	Goldman Sachs & Co.

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2014 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
EUR	1,200	04/01/21	2.000%	FRC - Excluding Tobacco -Non-Revised Consumer Price Index(1)	$101,833	$4,417	$97,416	BNP Paribas Bank
EUR	500	04/01/21	2.000%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	42,430	683	41,747	Credit Suisse First Boston
EUR	500	04/01/21	2.000%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	42,430	6,873	35,557	Citigroup, Inc.
EUR	400	04/01/21	2.000%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	—	7,752	(7,752)	Deutsche Bank AG
EUR	4,000	07/25/21	2.000%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	214,194	(25,627)	239,821	Barclays Capital Group
EUR	3,100	07/25/21	2.000%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	166,000	(3,546)	169,546	BNP Paribas Bank
EUR	1,300	07/25/21	2.000%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	120,768	(10,586)	131,354	BNP Paribas Bank
EUR	1,100	07/25/21	2.000%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	58,903	2,640	56,263	Deutsche Bank AG
EUR	700	07/25/21	2.000%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	65,029	(5,823)	70,852	Royal Bank of Scotland Group PLC
EUR	500	07/25/21	2.000%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	46,449	(4,240)	50,689	JPMorgan Chase
EUR	800	07/25/23	2.000%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	33,991	7,847	26,144	Deutsche Bank AG

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2014 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
EUR	400	07/25/23	2.000%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	$16,995	$4,298	$12,697	Morgan Stanley
EUR	100	07/25/23	2.000%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	4,249	989	3,260	Royal Bank of Scotland Group PLC
EUR	100	07/25/23	2.000%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	4,249	1,206	3,043	Citigroup, Inc.
EUR	5,900	10/08/23	2.000%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	365,841	21,229	344,612	BNP Paribas Bank
EUR	700	10/08/23	2.000%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	43,405	8,540	34,865	Citigroup, Inc.
EUR	700	10/08/23	2.000%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	43,405	8,451	34,954	Deutsche Bank AG
MXN	10,000	01/18/19	5.700%	28 day Mexican interbank rate(1)	8,389	(2,601)	10,990	Bank of America
MXN	4,000	01/18/19	5.700%	28 day Mexican interbank rate(1)	3,860	(1,125)	4,985	Goldman Sachs & Co.
MXN	4,000	01/18/19	5.700%	28 day Mexican interbank rate(1)	3,355	(1,320)	4,675	JPMorgan Chase
MXN	4,000	01/18/19	5.700%	28 day Mexican interbank rate(1)	3,355	(1,611)	4,966	Deutsche Bank AG
MXN	217,700	12/26/23	6.800%	28 day Mexican interbank rate(1)	334,005	(4,638)	338,643	Hong Kong & Shanghai Bank
MXN	15,400	12/26/23	6.800%	28 day Mexican interbank rate(1)	23,627	11,313	12,314	Goldman Sachs & Co.
MXN	10,700	12/26/23	6.800%	28 day Mexican interbank rate(1)	16,417	(5,985)	22,402	JPMorgan Chase
	2,200	12/19/15	2.000%	CPI Urban Consumers(2)	99	95	4	Deutsche Bank AG
	16,300	04/15/16	2.000%	CPI Urban Consumers(2)	(50,630)	(29,082)	(21,548)	Goldman Sachs & Co.
	3,400	10/23/16	2.000%	CPI Urban Consumers(2)	(15,649)	(8,677)	(6,972)	Royal Bank of Scotland Group PLC
	9,000	11/05/16	2.000%	CPI Urban Consumers(2)	(20,207)	—	(20,207)	Deutsche Bank AG
	6,800	11/29/16	2.000%	CPI Urban Consumers(2)	(6,514)	(3,192)	(3,322)	Deutsche Bank AG
	3,500	11/29/16	2.000%	CPI Urban Consumers(2)	(5,482)	—	(5,482)	Deutsche Bank AG
	3,400	11/29/16	2.000%	CPI Urban Consumers(2)	(3,257)	(920)	(2,337)	BNP Paribas Bank

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2014 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
2,300	02/12/17	2.000%	CPI Urban Consumers(2)	$(62,485)	$—	$(62,485)	Goldman Sachs & Co.
9,300	07/15/17	2.000%	CPI Urban Consumers(2)	(244,275)	14,078	(258,353)	Royal Bank of Scotland Group PLC
12,700	04/15/18	2.000%	CPI Urban Consumers(2)	(110,398)	—	(110,398)	Goldman Sachs & Co.
1,700	10/01/18	2.000%	CPI Urban Consumers(2)	(15,368)	(966)	(14,402)	Goldman Sachs & Co.
2,000	11/01/18	2.000%	CPI Urban Consumers(2)	(16,816)	—	(16,816)	Deutsche Bank AG
12,900	07/15/22	3.000%	CPI Urban Consumers(2)	(390,850)	159,070	(549,920)	BNP Paribas Bank
2,200	07/15/22	3.000%	CPI Urban Consumers(2)	(66,657)	33,843	(100,500)	Deutsche Bank AG

				$1,546,235	$(152,054)	$1,698,289

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
EUR	19,200	03/14/15	0.400%	6 month Euribor(1)	$—	$(23,235)	$(23,235)
EUR	26,400	09/17/24	2.000%	6 month Euribor(1)	(183,626)	(281,770)	(98,144)
EUR	7,600	09/17/44	2.750%	6 month Euribor(1)	(402,945)	(569,215)	(166,270)
GBP	5,800	09/17/44	3.500%	6 month LIBOR(1)	(142,423)	(290,448)	(148,025)
JPY	1,350,000	09/18/23	1.000%	6 month LIBOR(1)	(103,071)	(281,692)	(178,621)
JPY	8,620,000	06/19/33	1.500%	6 month LIBOR(1)	(622,923)	(694,277)	(71,354)
	22,600	09/17/15	0.750%	3 month LIBOR(1)	51,076	75,546	24,470
	43,700	09/21/17	3.000%	3 month LIBOR(1)	448,176	266,573	(181,603)
	36,100	06/20/23	3.000%	3 month LIBOR(1)	(2,018,159)	(1,412,357)	605,802
	2,400	12/18/23	3.000%	3 month LIBOR(1)	(14,088)	(40,442)	(26,354)
	38,100	06/18/24	3.000%	3 month LIBOR(1)	(226,465)	(229,401)	(2,936)
	6,000	06/19/24	4.500%	3 month LIBOR(1)	(32,090)	105,915	138,005
	14,400	06/19/43	2.750%	3 month LIBOR(1)	862,834	2,089,129	1,226,295
	14,600	12/18/43	3.500%	3 month LIBOR(1)	568,962	101,298	(467,664)
	2,300	12/18/43	3.500%	3 month LIBOR(1)	86,340	15,958	(70,382)

					$(1,728,402)	$(1,168,418)	$559,984

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at March 31, 2014:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on credit indices – Sell Protection(1):
Dow Jones CDX IG 5 10Y	12/20/15	0.000%		330	$655	$—	$655	Morgan Stanley
iTraxx Japan Main Series 19	06/20/18	1.000%	JPY	274,000	39,499	17,095	22,404	Bank of America
iTraxx Japan Main Series 20	12/20/18	1.000%	JPY	913,000	105,458	27,137	78,321	Bank of America
iTraxx Japan Main Series 20	12/20/18	1.000%	JPY	472,000	54,519	27,651	26,868	Barclays Capital Group
iTraxx Japan Main Series 20	12/20/18	1.000%	JPY	61,000	7,046	1,885	5,161	Barclays Capital Group
iTraxx Japan Main Series 21	06/20/19	1.000%	JPY	210,000	17,570	12,401	5,169	Goldman Sachs & Co.

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Credit default swap agreements outstanding at March 31, 2014 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on credit indices – Sell Protection(1) (cont’d.)
iTraxx Japan Main Series 21	06/20/19	1.000%	JPY	40,000	$3,304	$3,387	$(83)	Barclays Capital Group

					$228,051	$89,556	$138,495

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at March 31, 2014	Value at Trade Date	Unrealized Appreciation
Exchange-traded credit default swaps on credit indices – Sell Protection(1):
Dow Jones CDX IG 5 10Y	06/20/19	1.000%	$17,000	$244,549	$264,358	$19,809
iTraxx Japan Main Series 21	06/20/19	1.000%	2,250	30,015	38,083	8,068

				$274,564	$302,441	$27,877

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at March 31, 2014(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1):
Federal Republic of Brazil	03/20/16	1.000%	1,900	0.645%	$12,814	$(3,363)	$16,177	Deutsche Bank AG
Federal Republic of Brazil	09/20/18	1.000%	20,100	1.481%	(407,682)	(812,083)	404,401	Citigroup, Inc.
Federal Republic of Brazil	09/20/18	1.000%	11,700	1.481%	(237,307)	(300,039)	62,732	Goldman Sachs & Co.
Federal Republic of Brazil	12/20/18	1.000%	8,200	1.557%	(203,497)	(374,856)	171,359	Morgan Stanley
Federal Republic of Brazil	12/20/18	1.000%	8,000	1.557%	(198,533)	(391,026)	192,493	JPMorgan Chase
Federal Republic of Brazil	12/20/18	1.000%	7,100	1.557%	(176,198)	(295,317)	119,119	Citigroup, Inc.
Federal Republic of Brazil	12/20/18	1.000%	2,600	1.557%	(64,523)	(106,758)	42,235	Goldman Sachs & Co.
Federal Republic of Brazil	12/20/18	1.000%	500	1.557%	(12,408)	(18,148)	5,740	BNP Paribas Bank
Federal Republic of Brazil	12/20/18	1.000%	200	1.557%	(4,963)	(8,932)	3,969	Bank of America
Federal Republic of Brazil	12/20/18	1.000%	200	1.557%	(4,963)	(9,013)	4,050	Deutsche Bank AG
Federal Republic of Brazil	12/20/18	1.000%	100	1.557%	(2,482)	(4,210)	1,728	Credit Suisse First Boston
Federal Republic of Brazil	03/20/19	1.000%	6,100	1.625%	(178,223)	(217,412)	39,189	Deutsche Bank AG
Federal Republic of Brazil	03/20/19	1.000%	4,100	1.625%	(119,788)	(153,788)	34,000	Bank of America
Federal Republic of Brazil	03/20/19	1.000%	3,600	1.625%	(105,180)	(178,042)	72,862	JPMorgan Chase
Federal Republic of Brazil	03/20/19	1.000%	2,600	1.625%	(75,963)	(127,440)	51,477	Citigroup, Inc.
Federal Republic of Brazil	03/20/19	1.000%	300	1.625%	(8,765)	(12,777)	4,012	Goldman Sachs & Co.
Federal Republic of Brazil	03/20/19	1.000%	100	1.625%	(2,922)	(4,990)	2,068	Bank of America
HSBC Bank PLC	06/20/19	1.000%	500	0.694%	7,904	6,167	1,737	JPMorgan Chase
Italy Govt.	03/20/19	1.000%	3,000	1.276%	(38,923)	(54,592)	15,669	Barclays Capital Group

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Credit default swap agreements outstanding at March 31, 2014 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Implied Credit Spread at March 31, 2014(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1) (cont’d.)
Italy Govt.	03/20/19	1.000%		2,800	1.276%	$(36,328)	$(48,097)	$11,769	Deutsche Bank AG
Italy Govt.	03/20/19	1.000%		800	1.276%	(10,379)	(14,193)	3,814	Deutsche Bank AG
Italy Govt.	03/20/19	1.000%		800	1.276%	(10,379)	(14,923)	4,544	Hong Kong & Shanghai Bank
Japan Government	06/20/18	1.000%		4,100	0.399%	107,943	67,489	40,454	Goldman Sachs & Co.
Japan Government	06/20/18	1.000%		4,000	0.399%	105,310	61,090	44,220	Goldman Sachs & Co.
Japan Government	06/20/18	1.000%		2,700	0.399%	71,084	39,921	31,163	Morgan Stanley
Japan Government	06/20/18	1.000%		2,000	0.399%	52,655	28,993	23,662	Deutsche Bank AG
Japan Government	06/20/18	1.000%		1,900	0.399%	50,022	26,928	23,094	Bank of America
Republic of China	03/20/19	1.000%		9,100	0.868%	60,442	25,720	34,722	Barclays Capital Group
Republic of China	03/20/19	1.000%		4,200	0.868%	27,896	7,906	19,990	Morgan Stanley
Republic of Colombia	03/20/16	1.000%		5,500	0.451%	58,052	27,437	30,615	Hong Kong & Shanghai Bank
Republic of Colombia	03/20/16	1.000%		3,300	0.451%	34,831	16,306	18,525	Bank of America
Republic of Colombia	03/20/16	1.000%		700	0.451%	7,388	3,460	3,928	Credit Suisse First Boston
Russian Federation	03/20/19	1.000%		5,400	2.090%	(273,673)	(303,707)	30,034	Hong Kong & Shanghai Bank
Russian Federation	03/20/19	1.000%		5,000	2.090%	(253,401)	(209,773)	(43,628)	Bank of America
Russian Federation	03/20/19	1.000%		3,700	2.090%	(187,517)	(148,604)	(38,913)	Hong Kong & Shanghai Bank
Russian Federation	03/20/19	1.000%		3,300	2.090%	(167,245)	(182,706)	15,461	Citigroup, Inc.
Russian Federation	03/20/19	1.000%		2,100	2.090%	(106,428)	(124,453)	18,025	Citigroup, Inc.
Russian Federation	03/20/19	1.000%		1,000	2.090%	(50,681)	(57,786)	7,105	Citigroup, Inc.
Russian Federation	03/20/19	1.000%		1,000	2.090%	(50,681)	(58,657)	7,976	Citigroup, Inc.
Russian Federation	03/20/19	1.000%		1,000	2.090%	(50,234)	(57,350)	7,116	Hong Kong & Shanghai Bank
Russian Federation	03/20/19	1.000%		900	2.090%	(45,612)	(58,860)	13,248	Citigroup, Inc.
Russian Federation	03/20/19	1.000%		600	2.090%	(30,408)	(35,965)	5,557	Citigroup, Inc.
Russian Federation	03/20/19	1.000%		600	2.090%	(30,408)	(42,528)	12,120	Hong Kong & Shanghai Bank
Russian Federation	03/20/19	1.000%		300	2.090%	(15,204)	(18,113)	2,909	Bank of America
Russian Federation	03/20/19	1.000%		300	2.090%	(15,204)	(17,467)	2,263	Barclays Capital Group
Russian Federation	03/20/19	1.000%		300	2.090%	(15,204)	(17,336)	2,132	Citigroup, Inc.
Russian Federation	03/20/19	1.000%		300	2.090%	(15,204)	(25,121)	9,917	Hong Kong & Shanghai Bank
Russian Federation	03/20/19	1.000%		200	2.090%	(10,136)	(16,411)	6,275	Citigroup, Inc.
Russian Federation	03/20/19	1.000%		100	2.090%	(5,024)	(5,800)	776	Bank of America
Russian Federation	03/20/19	1.000%		100	2.090%	(5,024)	(5,822)	798	Bank of America
Russian Federation	03/20/19	1.000%		100	2.090%	(5,068)	(5,735)	667	Barclays Capital Group
Russian Federation	03/20/19	1.000%		100	2.090%	(5,068)	(5,866)	798	Citigroup, Inc.
Russian Federation	03/20/19	1.000%		100	2.090%	(5,024)	(5,822)	798	Goldman Sachs & Co.
Russian Federation	03/20/19	1.000%		100	2.090%	(5,068)	(5,926)	858	Goldman Sachs & Co.
Softbank Corp.	12/20/17	1.000%	JPY	300,000	1.343%	(44,528)	(271,950)	227,422	Bank of America

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Credit default swap agreements outstanding at March 31, 2014 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Implied Credit Spread at March 31, 2014(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1) (cont’d.)
Softbank Corp.	12/20/17	1.000%	JPY	32,000	1.343%	$(4,749)	$(29,863)	$25,114	Citigroup, Inc.
Spain Govt.	03/20/19	1.000%		3,800	0.988%	901	(23,296)	24,197	Bank of America
Spain Govt.	03/20/19	1.000%		2,000	0.988%	474	(15,047)	15,521	Hong Kong & Shanghai Bank
United Mexican States	09/20/15	1.000%		10,300	0.273%	113,797	56,573	57,224	Hong Kong & Shanghai Bank
United Mexican States	09/20/15	1.000%		2,000	0.273%	22,097	9,690	12,407	Bank of America
United Mexican States	09/20/16	1.000%		4,500	0.371%	69,245	20,821	48,424	JPMorgan Chase
United Mexican States	09/20/16	1.000%		600	0.371%	9,233	2,593	6,640	Hong Kong & Shanghai Bank
United States Government	12/20/14	0.250%	EUR	3,800	0.091%	5,861	(11,783)	17,644	BNP Paribas Bank

						$(2,478,250)	$(4,510,652)	$2,032,402

The Portfolio entered into credit default swap agreements on corporate issues as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

Reference Entity/Obligation	Termination Date	Notional Amount (000)#(4)	Fixed Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
Over-the-counter credit default swaps – Buy Protection(2):
Bank of America Corp.	06/20/18	1,500	1.000%	$(31,527)	$144,183	$(175,710)	Deutsche Bank AG
Cardinal Health, Inc.	06/20/17	250	0.580%	(3,256)	—	(3,256)	Goldman Sachs & Co.
Cytec Industries, Inc.	09/20/17	900	1.000%	(15,938)	34,912	(50,850)	Citigroup, Inc.
Health Care REIT	06/20/15	300	2.930%	(10,446)	—	(10,446)	Barclays Capital Group
Jones Apparel Group	12/20/14	660	1.000%	(2,566)	3,015	(5,581)	Deutsche Bank AG
Marsh & McLennan Cos. Inc.	09/20/15	200	0.990%	(2,788)	—	(2,788)	Bank of America
New York Times Co.	03/20/15	800	5.000%	(39,748)	(13,040)	(26,708)	Deutsche Bank AG
Santander International	03/20/15	2,500	3.000%	(68,012)	5,756	(73,768)	BNP Paribas Bank

				$(174,281)	$174,826	$(349,107)

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

(5)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Total return swap agreements outstanding at March 31, 2014:

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America	06/05/14	350	Pay $0.027225 strike and receive variance based on GOLDLNPM.	$76	$—	$76
Bank of America	08/15/14	126,799	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	379,493	—	379,493
Bank of America	04/29/14	37,393	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +37bps.	327,233	—	327,233
Bank of America	07/31/14	99,613	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +42bps.	871,744	—	871,744
Barclays Capital Group	04/29/14	56,127	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +39bps.	491,183	—	491,183
Barclays Capital Group	07/31/14	43,670	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +42bps.	382,171	—	382,171
Barclays Capital Group	10/31/14	5,436	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +45bps.	39,807	—	39,807
Barclays Capital Group	10/31/14	22,385	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +47bps.	195,901	—	195,901
Barclays Capital Group	05/28/14	26,468	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +49bps.	231,630	—	231,630
Citigroup, Inc.	12/31/14	1	Pay $10.10 strike and receive variance based on spread between Rotterdam Fuel Oil and Brent Oil.	(5,498)	—	(5,498)
Citigroup, Inc.	12/31/14	1	Pay $10.75 strike and receive variance based on spread between Rotterdam Fuel Oil and Brent Oil.	(4,914)	—	(4,914)
Citigroup, Inc.	12/31/14	1	Pay $17.76 strike and receive variance based on spread between Gasoil and Brent Oil.	(3,619)	—	(3,619)
Citigroup, Inc.	12/31/14	1	Pay $17.88 strike and receive variance based on spread between Gasoil and Brent Oil.	(3,727)	—	(3,727)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Total return swap agreements outstanding at March 31, 2014 (continued):

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citigroup, Inc.	06/30/14	5	Pay $2.40 strike and receive variance based on spread between Light Louisiana Sweet Oil and Brent Oil.	$(8,138)	$—	$(8,138)
Citigroup, Inc.	08/15/14	3,258	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	9,751	—	9,751
Deutsche Bank AG	12/31/14	54	Pay $10.25 strike and receive variance based on spread between Light Louisiana Sweet Oil and Brent Oil.	283,136	—	283,136
Deutsche Bank AG	12/31/14	5	Pay $13.65 strike and receive variance based on spread between Rotterdam Fuel Oil and Brent Oil.	(13,855)	—	(13,855)
Deutsche Bank AG	12/31/14	5	Pay $17.00 strike and receive variance based on spread between Gasoil and Brent Oil.	17,619	—	17,619
Deutsche Bank AG	12/31/14	4	Pay $17.18 strike and receive variance based on spread between Gasoil and Brent Oil.	(15,491)	—	(15,491)
Deutsche Bank AG	12/31/19	24	Pay $7.20 strike and receive variance on Dec. 2019 Natural Gas future.	(57,760)	—	(57,760)
Deutsche Bank AG	12/31/14	4	Pay $9.88 strike and receive variance based on spread between Rotterdam Fuel Oil and Brent Oil.	(28,480)	—	(28,480)
Deutsche Bank AG	08/15/14	22,637	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	67,749	—	67,749
Goldman Sachs & Co.	04/16/14	50	Pay $ 0.041209 strike and receive variance based on WTI Crude.	791	—	791
Goldman Sachs & Co.	08/06/14	520	Pay $ 0.05175625 strike and receive variance based on LME PRI Aluminum.	12,284	—	12,284
Goldman Sachs & Co.	11/25/15	190	Pay $ 0.06125625 strike and receive variance based on GOLDLNPM.	2,951	—	2,951
Goldman Sachs & Co.	10/17/14	1,140	Pay $0.04020025 strike and receive variance based on S&P 500 Index Future.	11,908	—	11,908
Goldman Sachs & Co.	11/25/15	140	Pay $0.1089 strike and receive variance based on SILVERLND.	1,347	—	1,347
Goldman Sachs & Co.	12/31/14	1	Pay $10.10 strike and receive variance based on spread between Rotterdam Fuel Oil and Brent Oil.	(5,498)	—	(5,498)
Goldman Sachs & Co.	12/31/14	3	Pay $11.00 strike and receive variance based on spread between Rotterdam Fuel Oil and Brent Oil.	(14,069)	—	(14,069)
Goldman Sachs & Co.	12/31/14	4	Pay $17.10 strike and receive variance based on spread between Gasoil and Brent Oil.	(15,132)	—	(15,132)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Total return swap agreements outstanding at March 31, 2014 (continued):

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	12/31/14	1	Pay $17.70 strike and receive variance based on spread between Gasoil and Brent Oil.	$(3,565)	$—	$(3,565)
Goldman Sachs & Co.	12/31/14	3	Pay $18.00 strike and receive variance based on spread between Gasoil and Brent Oil.	(11,505)	—	(11,505)
Goldman Sachs & Co.	12/31/14	4	Pay $9.90 strike and receive variance based on spread between Rotterdam Fuel Oil and Brent Oil.	(28,390)	—	(28,390)
Goldman Sachs & Co.	11/28/14	35,748	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +44bps.	312,841	—	312,841
JPMorgan Chase	09/30/14	470	Pay $ 0.075625 strike and receive variance based on LME PRI Aluminum.	20,782	—	20,782
JPMorgan Chase	06/30/14	5	Pay $2.58 strike and receive variance based on spread between Light Louisiana Sweet Oil and Brent Oil.	(7,221)	—	(7,221)
JPMorgan Chase	08/15/14	34,524	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	9,053	—	9,053
JPMorgan Chase	08/15/14	10,488	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	31,389	—	31,389
JPMorgan Chase	08/15/14	4,389	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	3,786	—	3,786
JPMorgan Chase	08/15/14	2,826	Receive fixed payments on the JPMorgan NIC O Index and pay variable payments based on the U.S. Treasury Bill.	28,098	—	28,098
JPMorgan Chase	08/15/14	10,504	Receive fixed payments on the JPMorgan NIC P Index and pay variable payments based on the U.S. Treasury Bill.	104,500	—	104,500
Morgan Stanley	06/04/14	460	Pay $ 0.047961 strike and receive variance based on GOLDLNPM.	9,716	—	9,716
Morgan Stanley	06/04/14	1,140	Pay $ 0.0484 strike and receive variance based on GOLDLNPM.	24,580	—	24,580
Morgan Stanley	04/21/16	910	Pay $ 0.05405625 strike and receive variance based on GOLDLNPM.	8,301	—	8,301
Morgan Stanley	04/21/16	700	Pay $0.09150625 strike and receive variance based on SILVERLND.	(6,344)	—	(6,344)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Total return swap agreements outstanding at March 31, 2014 (continued):

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley	08/15/14	1,847	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	$5,528	$—	$5,528

				$3,652,142	$—	$3,652,142

#	Notional amount is shown in U.S. dollars unless otherwise stated.

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$271,550,668	$—	$—
Common Stocks	2,924,252,089	1,498,960,347	—
Exchange Traded Funds	845,588,400	—	—
Preferred Stock	44,136	—	—
Rights	476,623	—	—
Asset-Backed Securities
Collateralized Debt Obligations	—	3,792,733	—
Collateralized Loan Obligations	—	13,351,841	—
Non-Residential Mortgage-Backed Securities	—	5,927,265	—
Residential Mortgage-Backed Securities	—	42,805,291	—
Bank Loans	—	5,908,575	—
Commercial Mortgage-Backed Securities	—	22,690,451	—
Corporate Bonds	—	534,665,545	5,313,055
Foreign Government Bonds	—	461,167,125	—
Municipal Bonds	—	47,513,604	—
Residential Mortgage-Backed Securities	—	106,056,820	—
U.S. Government Agency Obligations	—	291,188,659	—
U.S. Treasury Obligations	—	936,404,282	—
Affiliated Money Market Mutual Fund	950,256,175	—	—
Repurchase Agreements	—	541,300,000	—
Foreign Treasury Obligations	—	71,200,013	—
Certificates of Deposit	—	8,601,002	—
Commercial Paper	—	1,098,472	—
Options Purchased	3,250	813,002	—
Short Sales – U.S. Government Agency Obligation	—	(2,208,516)	—
Options Written	(500,411)	(2,700,972)	(9,110)
Other Financial Instruments*
Financial Futures Contracts	5,049,355	—	—
Commodity Futures Contracts	1,287,187	—	—
Forward Foreign Currency Exchange Contracts	—	(5,841,944)	—
Reverse Repurchase Agreement	(1,588,480)	—	—
Interest Rate Swaps	—	2,258,273	—
Credit Default Swaps	—	1,849,667	—
Total Return Swaps	—	3,652,142	—

Total	$4,996,418,992	$4,590,453,677	$5,303,945

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2014 categorized by risk exposure:

Derivative Fair Value at 3/31/14
Credit contracts	$1,817,747
Equity contracts	9,564,585
Foreign exchange contracts	(6,167,101)
Interest rate contracts	(236,001)
Commodity contracts	1,357,832

Total	$6,337,062

AST AQR EMERGING MARKETS EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 90.1%
COMMON STOCKS — 88.2%
Brazil — 4.0%
Banco Bradesco SA, ADR	43,480	$594,372
Banco do Brasil SA	89,000	890,000
BR Malls Participacoes SA	30,500	261,985
Centrais Eletricas Brasileiras SA	147,700	427,022
Cia Energetica de Minas Gerais, ADR(a)	109,265	742,999
Duratex SA	40	205
Fibria Celulose SA, ADR*(a)	21,300	235,578
JBS SA.	425,700	1,452,145
Multiplan Empreendimentos Imobiliarios SA	5,600	119,404
Porto Seguro SA	170,400	2,364,122
Qualicorp SA*	48,300	485,767
Tim Participacoes SA, ADR	129,100	3,351,436

		10,925,035

Chile — 1.9%
Banco de Chile	9,060,262	1,143,324
Banco de Credito e Inversiones	11,266	657,193
Banco Santander Chile, ADR	35,900	841,496
CAP SA	19,431	315,006
Empresas CMPC SA	70,814	162,838
Enersis SA, ADR	93,900	1,458,267
ENTEL Chile SA	48,199	590,386

		5,168,510

China — 16.5%
Agricultural Bank of China Ltd. (Class H Stock)	2,227,000	973,533
Bank of China Ltd. (Class H Stock)	5,475,000	2,432,395
Bank of Communications Co. Ltd. (Class H Stock)	458,000	300,073
Beijing Capital International Airport Co. Ltd. (Class H Stock)	572,000	393,716
China BlueChemical Ltd. (Class H Stock)	608,000	313,627
China CITIC Bank Corp. Ltd. (Class H Stock)	1,567,000	905,133
China Communications Construction Co. Ltd. (Class H Stock)	223,000	155,963
China Construction Bank Corp. (Class H Stock)	4,698,000	3,297,722
China Gas Holdings Ltd.	534,000	835,324
China Mengniu Dairy Co. Ltd.	101,000	506,887
China Merchants Bank Co. Ltd. (Class H Stock)	323,500	588,473
China Mobile Ltd.	461,000	4,232,640
China Oilfield Services Ltd. (Class H Stock)	256,000	603,595
China Overseas Land & Investment Ltd.	310,000	805,467
China Petroleum & Chemical Corp. (Class H Stock)	1,907,400	1,706,098
China Railway Construction Corp. Ltd. (Class H Stock)	1,124,000	953,010
China Resources Land Ltd.	230,000	506,056
China Shenhua Energy Co. Ltd. (Class H Stock)	58,500	169,388
China Telecom Corp. Ltd. (Class H Stock)	1,102,000	508,536
CNOOC Ltd. (Class H Stock)	818,000	1,238,471
COSCO Pacific Ltd.	238,000	304,625
Country Garden Holdings Co. Ltd.	523,000	218,297
Dongfeng Motor Group Co. Ltd. (Class H Stock)	1,394,000	1,977,286
Evergrande Real Estate Group Ltd.	723,000	342,133

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
GOME Electrical Appliances Holding Ltd.	13,207,000	$2,234,991
Huaneng Power International, Inc. (Class H Stock)	1,048,000	1,005,897
Industrial & Commercial Bank of China Ltd. (Class H Stock)	4,727,000	2,914,102
Jiangxi Copper Co. Ltd. (Class H Stock)	449,000	756,596
Longfor Properties Co. Ltd.	153,500	212,044
New China Life Insurance Co. Ltd. (Class H Stock)*	249,400	755,392
PetroChina Co. Ltd. (Class H Stock)	102,000	110,796
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	246,500	2,048,630
Shougang Fushan Resources Group Ltd.	234,000	71,284
Sihuan Pharmaceutical Holdings Group Ltd.	1,346,000	1,626,046
Sino-Ocean Land Holdings Ltd.	226,000	123,835
Sinopec Shanghai Petrochemical Co. Ltd. (Class H Stock)	4,954,000	1,279,732
Soho China Ltd.	154,500	127,118
Tencent Holdings Ltd.	79,500	5,549,115
Tingyi Cayman Islands Holding Corp.	90,000	258,538
Zhejiang Expressway Co. Ltd. (Class H Stock)	764,000	696,025
Zhuzhou CSR Times Electric Co. Ltd. (Class H Stock)	120,000	405,154

		44,443,743

Hong Kong — 2.3%
Belle International Holdings Ltd.	1,835,000	1,834,483
China Resources Cement Holdings Ltd.	646,000	510,370
Haier Electronics Group Co. Ltd.	230,000	624,273
Kingboard Chemical Holdings Ltd.	206,000	402,814
Shimao Property Holdings Ltd.	159,000	350,025
Sino Biopharmaceutical Ltd.	2,976,000	2,540,339

		6,262,304

Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	2,179	122,633
OTP Bank PLC	21,135	404,955

		527,588

India — 3.7%
Dr. Reddy’s Laboratories Ltd., ADR	17,900	785,810
Infosys Ltd., ADR	26,400	1,430,352
Reliance Industries Ltd., GDR, 144A	52,482	1,626,942
State Bank of India, GDR, RegS	11,592	737,251
Tata Motors Ltd., ADR	78,000	2,761,980
Wipro Ltd., ADR(a)	192,607	2,580,934

		9,923,269

Indonesia — 3.1%
Adaro Energy Tbk PT	14,282,300	1,242,606
Bank Negara Indonesia Persero Tbk PT	2,324,500	1,024,221
Bank Rakyat Indonesia Persero Tbk PT	1,466,200	1,246,533
Global Mediacom Tbk PT	412,800	85,934
Gudang Garam Tbk PT	41,400	181,224
Indocement Tunggal Prakarsa Tbk PT	438,800	908,547
Indofood Sukses Makmur Tbk PT	796,400	515,299
Lippo Karawaci Tbk PT	1,366,300	131,182
Media Nusantara Citra Tbk PT	768,700	179,671
Perusahaan Gas Negara Persero Tbk PT	750,000	340,376
Telekomunikasi Indonesia Persero Tbk PT	6,601,800	1,290,459
Unilever Indonesia Tbk PT	336,200	872,342

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Indonesia (cont’d.)
United Tractors Tbk PT	147,500	$270,988

		8,289,382

Malaysia — 4.3%
Alliance Financial Group Bhd	177,200	239,431
AMMB Holdings Bhd	232,500	511,552
DiGi.Com Bhd	311,100	513,928
Genting Malaysia Bhd	657,100	845,468
IOI Corp. Bhd	440,000	646,382
Malayan Banking Bhd	407,600	1,209,824
MISC Bhd*	197,900	418,618
Petronas Chemicals Group Bhd	481,500	1,019,770
Public Bank Bhd	132,400	778,466
RHB Capital Bhd	41,400	106,835
Sime Darby Bhd	110,000	313,824
Tenaga Nasional Bhd	1,071,300	3,923,414
UMW Holdings Bhd	311,000	1,047,144

		11,574,656

Mexico — 5.4%
Alfa SAB de CV (Class A Stock)	979,100	2,474,842
America Movil SAB de CV (Class L Stock), ADR(a)	220,500	4,383,540
Arca Continental SAB de CV	105,200	627,630
Cemex SAB de CV, ADR*(a)	53,100	670,653
Compartamos SAB de CV	312,400	571,415
Fibra Uno Administracion SA de CV	103,200	333,895
Fomento Economico Mexicano SAB de CV, ADR	9,800	913,752
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	38,900	227,760
Grupo Financiero Banorte SAB de CV
(Class O Stock)	58,100	392,911
Grupo Mexico SAB de CV (Class B Stock)	385,000	1,214,967
Grupo Televisa SAB, ADR	38,200	1,271,678
Industrias CH SAB de CV (Class B Stock)*	27,100	150,305
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	511,600	1,365,651

		14,598,999

Peru — 0.2%
Cia de Minas Buenaventura SA, ADR	13,200	165,924
Credicorp Ltd.	3,300	455,136

		621,060

Poland — 2.2%
Bank Handlowy w Warszawie SA	6,407	241,172
Bank Pekao SA	13,020	847,544
PGE SA	388,787	2,429,077
Polskie Gornictwo Naftowe I Gazownictwo SA	583,027	856,390
Powszechna Kasa Oszczednosci Bank Polski SA	38,280	538,328
Powszechny Zaklad Ubezpieczen SA	837	118,939
Tauron Polska Energia SA	134,911	233,907
Telekomunikacja Polska SA	159,421	545,673

		5,811,030

Russia — 5.2%
Gazprom OAO, ADR	542,247	4,213,259
Lukoil OAO, ADR	41,838	2,339,790
Magnit OJSC, GDR, RegS	17,703	946,225

	Shares	Value
COMMON STOCKS (Continued)
Russia (cont’d.)
Rosneft Oil Co., GDR, RegS	223,434	$1,465,727
Sistema JSFC, GDR, RegS	69,970	1,575,024
Surgutneftegas OAO, ADR	224,461	1,634,076
Tatneft, ADR	33,281	1,132,096
VTB Bank OJSC, GDR, RegS	378,382	828,657

		14,134,854

South Africa — 5.9%
African Rainbow Minerals Ltd.	64,776	1,281,347
Barloworld Ltd.	81,024	848,540
Growthpoint Properties Ltd.	122,046	282,571
Imperial Holdings Ltd.	49,427	884,020
Investec Ltd.	137,451	1,105,998
Liberty Holdings Ltd.	24,890	293,642
MTN Group Ltd.	61,996	1,268,870
Naspers Ltd. (Class N Stock)	23,690	2,610,472
Netcare Ltd.	281,073	623,693
Redefine Properties Ltd., UTS	195,025	176,894
Reunert Ltd.	24,925	152,689
RMB Holdings Ltd.	258,821	1,177,957
Sanlam Ltd.	43,979	240,233
Sasol Ltd.	33,158	1,854,382
Steinhoff International Holdings Ltd.	170,438	824,327
Vodacom Group Ltd.	87,388	1,078,402
Woolworths Holdings Ltd.	177,450	1,234,896

		15,938,933

South Korea — 16.3%
AMOREPACIFIC Group	553	266,248
Daelim Industrial Co. Ltd.	12,620	1,029,453
DGB Financial Group, Inc.	9,990	144,829
Dongbu Insurance Co. Ltd.	4,651	241,355
E-Mart Co. Ltd.	5,261	1,207,954
Hana Financial Group, Inc.	32,780	1,201,642
Hanwha Life Insurance Co. Ltd.	137,660	903,793
Hyosung Corp.	20,254	1,465,229
Hyundai Mobis	7,105	2,108,045
Hyundai Motor Co.	1,291	305,259
Hyundai Wia Corp.	3,817	615,248
KB Financial Group, Inc.	39,440	1,383,834
KCC Corp.	1,104	566,732
Kia Motors Corp.	37,311	2,085,013
Korea Electric Power Corp.	38,940	1,336,623
Korean Air Lines Co. Ltd.*	31,480	1,145,305
KT Corp.	9,320	259,440
LG Chem Ltd.	1,469	351,521
LG Display Co. Ltd.*	77,270	1,942,903
Mirae Asset Securities Co. Ltd.	10,960	427,548
NAVER Corp.	634	463,245
POSCO	3,669	1,024,349
Samsung Card Co. Ltd.	10,140	330,342
Samsung Electronics Co. Ltd.	9,878	12,487,503
Samsung Fire & Marine Insurance Co. Ltd.	3,826	861,807
Shinhan Financial Group Co. Ltd.	38,010	1,681,799
Shinsegae Co. Ltd.	711	154,492
SK Holdings Co. Ltd.	7,483	1,359,030
SK Hynix, Inc.*	102,670	3,483,683
SK Networks Co. Ltd.*	45,880	408,483
SK Telecom Co. Ltd., ADR	58,800	1,327,116
Woori Finance Holdings Co. Ltd.*	115,130	1,313,896

		43,883,719

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Taiwan — 12.3%
Advantech Co. Ltd.	112,000	$727,541
AU Optronics Corp.*	744,000	263,407
Cathay Financial Holding Co. Ltd.	376,000	549,613
Cheng Shin Rubber Industry Co. Ltd.	550	1,574
Chicony Electronics Co. Ltd.	176,380	458,229
China Airlines Ltd.*	548,000	181,165
China Life Insurance Co. Ltd.	347,000	319,462
China Motor Corp.	33,000	29,513
Compal Electronics, Inc.	1,353,000	959,991
CTBC Financial Holding Co. Ltd.	1,785,000	1,118,251
Delta Electronics, Inc.	233,000	1,443,025
Eclat Textile Co. Ltd.	33,000	382,607
Eva Airways Corp.*	669,000	336,982
Far Eastern Department Stores Ltd.	231,000	203,891
Far EasTone Telecommunications Co. Ltd.	81,000	171,460
Fubon Financial Holding Co. Ltd.	1,223,000	1,662,789
Hon Hai Precision Industry Co. Ltd.	962,600	2,733,541
Inventec Corp.	2,611,000	2,577,338
Kinsus Interconnect Technology Corp.	393,000	1,460,292
Largan Precision Co. Ltd.	40,000	1,901,322
Lite-On Technology Corp.	279,384	417,688
MediaTek, Inc.	124,000	1,835,409
Mega Financial Holding Co. Ltd.	475,000	368,628
POU Chen Corp.	1,088,000	1,539,680
President Chain Store Corp.	170,000	1,199,375
Realtek Semiconductor Corp.	310,070	936,461
Siliconware Precision Industries Co.	328,000	435,840
SinoPac Financial Holdings Co. Ltd.	1,162,000	560,495
Taishin Financial Holding Co. Ltd.	1,001,000	454,287
Taiwan Cement Corp.	328,000	507,317
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	213,800	4,280,276
Teco Electric and Machinery Co. Ltd.	705,000	788,970
Uni-President Enterprises Corp.	1,050,300	1,829,766
Yuanta Financial Holding Co. Ltd.	674,000	340,644
Zhen Ding Technology Holding Ltd.	86,000	221,340

		33,198,169

Thailand — 2.6%
Airports of Thailand PCL, NVDR	216,500	1,298,195
Bangkok Bank PCL, NVDR	153,600	846,784
BEC World PCL, NVDR	496,400	835,552
Krung Thai Bank PCL, NVDR	860,000	497,204
PTT Exploration & Production PCL, NVDR	296,800	1,436,954
PTT Global Chemical PCL, NVDR	814,600	1,816,213
PTT PCL, NVDR	26,500	244,258

		6,975,160

Turkey — 2.0%
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	157,709	185,688
Enka Insaat ve Sanayi A/S	516,351	1,541,531
Eregli Demir ve Celik Fabrikalari TAS, RegS	308,392	397,788
TAV Havalimanlari Holding A/S	117,316	944,147
Tofas Turk Otomobil Fabrikasi A/S	47,884	271,977
Turk Hava Yollari	483,587	1,489,199
Turkiye Halk Bankasi A/S	73,276	453,854
Turkiye Is Bankasi (Class C Stock)	95,480	211,994

		5,496,178

	Shares	Value
COMMON STOCKS (Continued)
Ukraine
Kernel Holding SA*	6,574	$63,584

United States — 0.1%
Southern Copper Corp.	7,900	229,969

TOTAL COMMON STOCKS (cost $233,850,435)		238,066,142

PREFERRED STOCKS — 1.9%
Brazil
Braskem SA (PRFC A)*	37,100	291,208
Cia Energetica de Sao Paulo, (PRFC B)	177,900	2,080,858
Gerdau SA (PRFC)	221,700	1,416,770
Itau Unibanco Holding SA, ADR (PRFC)	63,640	945,690
Metalurgica Gerdau SA (PRFC)	59,400	452,372

TOTAL PREFERRED STOCKS (cost $4,618,034)		5,186,898

	Units
RIGHTS(l)*
Taiwan
Taishin Financial Holding Co. Ltd., expiring 04/03/14 (cost $0)	48,506	2,867

TOTAL LONG-TERM INVESTMENTS (cost $238,468,469)		243,255,907

SHORT-TERM INVESTMENT — 9.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $24,851,171; includes $4,948,121 of cash collateral for securities on loan)(b)(w)	24,851,171	24,851,171

TOTAL INVESTMENTS — 99.3% (cost $263,319,640)		268,107,078

Other assets in excess of liabilities(x) — 0.7%		2,021,516

NET ASSETS — 100.0%		$270,128,594

The following abbreviations are used in the Portfolio descriptions:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1993.
ADR	American Depositary Receipt
BIST	Borsa Istanbul
BOVESPA	Sao Paulo Stock Exchange Index
CMPC	Compania Manufacturera de Papeles y Cartones
CNX	CRISIL NSE Index

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
HSCEI	Hang Seng China Enterprises Index
JSE	Johannesburg Stock Exchange
KLCI	Kuala Lumpur Composite Index
KOSPI	Korea Composite Stock Price Index
MSCI	Morgan Stanley Capital International
NVDR	Non-voting Depositary Receipts
PRFC	Preference Shares
SET	Stock Exchange Thailand
SGX	Singapore Exchange
TA25	Tel Aviv 25 Index
TAIEX	Taiwan Stock Exchange Capitalization Weighted Stock Index
WIG	Warsaw Stock Exchange
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CSK	Czech Koruna
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol

PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
ZAR	South African Rand

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,902,538; cash collateral of $4,948,121 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2014.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios2-Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at March 31, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)(1)(2)
Long Positions:
93	BIST 30 Index	Apr. 2014	$335,846	$371,509	$35,663
191	FTSE Bursa Malaysia KLCI Index	Apr. 2014	5,393,879	5,408,888	15,009
111	FTSE/JSE Top 40 Index	Jun. 2014	4,463,396	4,573,267	109,871
106	Hang Seng China Enterprises Index	Apr. 2014	6,750,675	6,888,326	137,651
25	MSCI Taiwan Stock Index	Apr. 2014	771,553	780,750	9,197
87	SGX MSCI Singapore Index	Apr. 2014	4,845,441	4,943,763	98,322

					405,713

Short Positions:
30	KOSPI 200 Index	Jun. 2014	3,570,459	3,641,317	(70,858)
22	Mexican Bolsa Index	Jun. 2014	674,088	684,561	(10,473)
53	SET50 Index	Jun. 2014	1,477,014	1,514,029	(37,015)
424	SGX CNX Nifty Index	Apr. 2014	5,652,723	5,727,392	(74,669)

					(193,015)

					$212,698

(1)	Cash of $737,504 has been segregated to cover requirement for open futures contracts as of March 31, 2014.

(2)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2014.

Forward foreign currency exchange contracts outstanding at March 31, 2014:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Brazilian Real,
Expiring 06/18/14	Credit Suisse First Boston Corp.	BRL	3,937	$1,638,310	$1,699,116	$60,806
Expiring 06/18/14	Credit Suisse First Boston Corp.	BRL	3,895	1,643,309	1,681,040	37,731

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2014 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Brazilian Real (cont’d.),
Expiring 06/18/14	Credit Suisse First Boston Corp.	BRL	3,312	$1,377,818	$1,429,253	$51,435
Expiring 06/18/14	Credit Suisse First Boston Corp.	BRL	3,244	1,349,198	1,399,980	50,782
Expiring 06/18/14	Credit Suisse First Boston Corp.	BRL	2,932	1,221,485	1,265,299	43,814
Expiring 06/18/14	Credit Suisse First Boston Corp.	BRL	2,932	1,223,575	1,265,299	41,724
Expiring 06/18/14	Credit Suisse First Boston Corp.	BRL	1,680	698,910	724,988	26,078
Expiring 06/18/14	Credit Suisse First Boston Corp.	BRL	700	296,485	302,079	5,594
Expiring 06/18/14	Credit Suisse First Boston Corp.	BRL	150	62,254	64,731	2,477
Expiring 06/18/14	Credit Suisse First Boston Corp.	BRL	150	63,118	64,731	1,613
Expiring 06/18/14	Royal Bank of Scotland Group PLC	BRL	24,100	10,130,307	10,400,124	269,817
Expiring 06/18/14	Royal Bank of Scotland Group PLC	BRL	6,960	2,896,380	3,003,522	107,142
Expiring 06/18/14	Royal Bank of Scotland Group PLC	BRL	5,300	2,200,997	2,287,165	86,168
Expiring 06/18/14	Royal Bank of Scotland Group PLC	BRL	3,937	1,638,301	1,699,117	60,816
Expiring 06/18/14	Royal Bank of Scotland Group PLC	BRL	3,895	1,643,299	1,681,040	37,741
Expiring 06/18/14	Royal Bank of Scotland Group PLC	BRL	3,312	1,377,809	1,429,252	51,443
Expiring 06/18/14	Royal Bank of Scotland Group PLC	BRL	3,244	1,349,199	1,399,981	50,782
Expiring 06/18/14	Royal Bank of Scotland Group PLC	BRL	2,932	1,221,485	1,265,299	43,814
Expiring 06/18/14	Royal Bank of Scotland Group PLC	BRL	2,932	1,223,574	1,265,298	41,724
Expiring 06/18/14	Royal Bank of Scotland Group PLC	BRL	1,680	698,920	724,988	26,068
Expiring 06/18/14	Royal Bank of Scotland Group PLC	BRL	700	296,490	302,078	5,588
Expiring 06/18/14	Royal Bank of Scotland Group PLC	BRL	150	62,254	64,731	2,477
Expiring 06/18/14	Royal Bank of Scotland Group PLC	BRL	150	63,119	64,731	1,612
Chilean Peso,
Expiring 06/18/14	Royal Bank of Scotland Group PLC	CLP	3,563	6,175	6,445	270
Colombian Peso,
Expiring 06/18/14	Credit Suisse First Boston Corp.	COP	50,000	25,287	25,198	(89)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	COP	3,890,000	1,897,237	1,960,424	63,187
Expiring 06/18/14	Royal Bank of Scotland Group PLC	COP	1,600,000	799,101	806,344	7,243
Expiring 06/18/14	Royal Bank of Scotland Group PLC	COP	50,000	25,287	25,198	(89)
Czech Koruna,
Expiring 06/18/14	Credit Suisse First Boston Corp.	CSK	37,250	1,900,499	1,870,280	(30,219)
Expiring 06/18/14	Credit Suisse First Boston Corp.	CSK	3,150	160,642	158,158	(2,484)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	CSK	37,250	1,900,510	1,870,279	(30,231)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	CSK	33,900	1,725,770	1,702,079	(23,691)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	CSK	28,800	1,460,594	1,446,014	(14,580)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	CSK	3,150	160,626	158,158	(2,468)
Hong Kong Dollar,
Expiring 06/18/14	Credit Suisse First Boston Corp.	HKD	850	109,602	109,617	15
Expiring 06/18/14	Royal Bank of Scotland	HKD	3,000	386,862	386,884	22

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2014 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Hong Kong Dollar (cont’d.),
Expiring 06/18/14	Royal Bank of Scotland Group PLC	HKD	46,500	$5,989,721	$5,996,700	$6,979
Expiring 06/18/14	Royal Bank of Scotland Group PLC	HKD	45,700	5,888,796	5,893,531	4,735
Expiring 06/18/14	Royal Bank of Scotland Group PLC	HKD	41,500	5,350,006	5,351,893	1,887
Expiring 06/18/14	Royal Bank of Scotland Group PLC	HKD	4,200	541,082	541,637	555
Expiring 06/18/14	Royal Bank of Scotland Group PLC	HKD	2,900	373,997	373,988	(9)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	HKD	1,500	193,316	193,442	126
Expiring 06/18/14	Royal Bank of Scotland Group PLC	HKD	1,500	193,324	193,442	118
Expiring 06/18/14	Royal Bank of Scotland Group PLC	HKD	1,400	180,325	180,546	221
Expiring 06/18/14	Royal Bank of Scotland Group PLC	HKD	1,400	180,487	180,546	59
Expiring 06/18/14	Royal Bank of Scotland Group PLC	HKD	1,300	167,427	167,650	223
Expiring 06/18/14	Royal Bank of Scotland Group PLC	HKD	1,100	141,795	141,858	63
Expiring 06/18/14	Royal Bank of Scotland Group PLC	HKD	850	109,602	109,617	15
Expiring 06/18/14	Royal Bank of Scotland Group PLC	HKD	100	12,877	12,896	19
Hungarian Forint,
Expiring 06/18/14	Credit Suisse First Boston Corp.	HUF	454,162	2,000,242	2,026,884	26,642
Expiring 06/18/14	Credit Suisse First Boston Corp.	HUF	397,338	1,755,307	1,773,281	17,974
Expiring 06/18/14	Credit Suisse First Boston Corp.	HUF	100,000	446,490	446,290	(200)
Expiring 06/18/14	Credit Suisse First Boston Corp.	HUF	21,500	94,961	95,952	991
Expiring 06/18/14	Royal Bank of Scotland Group PLC	HUF	880,000	3,912,521	3,927,357	14,836
Expiring 06/18/14	Royal Bank of Scotland Group PLC	HUF	670,000	2,938,596	2,990,147	51,551
Expiring 06/18/14	Royal Bank of Scotland Group PLC	HUF	454,162	2,000,230	2,026,884	26,654
Expiring 06/18/14	Royal Bank of Scotland Group PLC	HUF	397,338	1,755,297	1,773,281	17,984
Expiring 06/18/14	Royal Bank of Scotland Group PLC	HUF	117,000	515,766	522,160	6,394
Expiring 06/18/14	Royal Bank of Scotland Group PLC	HUF	100,000	446,531	446,291	(240)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	HUF	79,000	349,171	352,569	3,398
Expiring 06/18/14	Royal Bank of Scotland Group PLC	HUF	21,500	94,958	95,952	994
Expiring 06/18/14	Royal Bank of Scotland Group PLC	HUF	9,000	39,781	40,166	385
Indian Rupee,
Expiring 06/18/14	Credit Suisse First Boston Corp.	INR	99,081	1,587,329	1,627,487	40,158
Expiring 06/18/14	Credit Suisse First Boston Corp.	INR	71,914	1,164,598	1,181,245	16,647
Expiring 06/18/14	Credit Suisse First Boston Corp.	INR	66,151	1,057,568	1,086,582	29,014
Expiring 06/18/14	Credit Suisse First Boston Corp.	INR	65,817	1,058,072	1,081,104	23,032
Expiring 06/18/14	Credit Suisse First Boston Corp.	INR	61,125	986,203	1,004,026	17,823
Expiring 06/18/14	Credit Suisse First Boston Corp.	INR	18,000	289,309	295,666	6,357
Expiring 06/18/14	Credit Suisse First Boston Corp.	INR	17,500	279,328	287,453	8,125
Expiring 06/18/14	Credit Suisse First Boston Corp.	INR	5,500	88,709	90,342	1,633
Expiring 06/18/14	Credit Suisse First Boston Corp.	INR	3,000	49,028	49,278	250

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2014 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Indian Rupee (cont’d.),
Expiring 06/18/14	Royal Bank of Scotland Group PLC	INR	524,000	$8,457,069	$8,607,178	$150,109
Expiring 06/18/14	Royal Bank of Scotland Group PLC	INR	378,000	6,081,081	6,208,995	127,914
Expiring 06/18/14	Royal Bank of Scotland Group PLC	INR	177,000	2,868,571	2,907,387	38,816
Expiring 06/18/14	Royal Bank of Scotland Group PLC	INR	99,081	1,587,320	1,627,488	40,168
Expiring 06/18/14	Royal Bank of Scotland Group PLC	INR	71,914	1,164,591	1,181,245	16,654
Expiring 06/18/14	Royal Bank of Scotland Group PLC	INR	66,151	1,057,562	1,086,582	29,020
Expiring 06/18/14	Royal Bank of Scotland Group PLC	INR	65,817	1,058,066	1,081,104	23,038
Expiring 06/18/14	Royal Bank of Scotland Group PLC	INR	61,125	986,197	1,004,026	17,829
Expiring 06/18/14	Royal Bank of Scotland Group PLC	INR	18,000	289,309	295,666	6,357
Expiring 06/18/14	Royal Bank of Scotland Group PLC	INR	17,500	279,328	287,453	8,125
Expiring 06/18/14	Royal Bank of Scotland Group PLC	INR	5,500	88,709	90,342	1,633
Expiring 06/18/14	Royal Bank of Scotland Group PLC	INR	3,000	49,028	49,278	250
Indonesian Rupiah,
Expiring 06/18/14	Credit Suisse First Boston Corp.	IDR	18,800,980	1,602,821	1,631,387	28,566
Expiring 06/18/14	Credit Suisse First Boston Corp.	IDR	3,000,000	254,733	260,314	5,581
Expiring 06/18/14	Credit Suisse First Boston Corp.	IDR	2,050,000	173,143	177,881	4,738
Expiring 06/18/14	Credit Suisse First Boston Corp.	IDR	650,000	56,035	56,402	367
Expiring 06/18/14	Credit Suisse First Boston Corp.	IDR	200,000	17,142	17,354	212
Expiring 06/18/14	Royal Bank of Scotland Group PLC	IDR	49,700,000	4,303,030	4,312,539	9,509
Expiring 06/18/14	Royal Bank of Scotland Group PLC	IDR	26,700,000	2,340,053	2,316,797	(23,256)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	IDR	18,800,980	1,602,812	1,631,388	28,576
Expiring 06/18/14	Royal Bank of Scotland Group PLC	IDR	3,000,000	254,737	260,315	5,578
Expiring 06/18/14	Royal Bank of Scotland Group PLC	IDR	2,050,000	173,145	177,881	4,736
Expiring 06/18/14	Royal Bank of Scotland Group PLC	IDR	650,000	56,036	56,402	366
Expiring 06/18/14	Royal Bank of Scotland Group PLC	IDR	200,000	17,143	17,355	212
Israeli Shekel,
Expiring 06/18/14	Credit Suisse First Boston Corp.	ILS	3,050	880,160	873,995	(6,165)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	ILS	11,600	3,333,429	3,324,047	(9,382)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	ILS	3,050	880,075	873,995	(6,080)
Malaysian Ringgit,
Expiring 06/18/14	Credit Suisse First Boston Corp.	MYR	6,442	1,961,551	1,961,833	282
Expiring 06/18/14	Royal Bank of Scotland Group PLC	MYR	21,500	6,519,102	6,548,075	28,973
Expiring 06/18/14	Royal Bank of Scotland Group PLC	MYR	6,442	1,961,540	1,961,834	294
Expiring 06/18/14	Royal Bank of Scotland Group PLC	MYR	650	197,900	197,965	65

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2014 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Malaysian Ringgit (cont’d.),
Expiring 06/18/14	Royal Bank of Scotland Group PLC	MYR	650	$197,903	$197,965	$62
Mexican Peso,
Expiring 06/18/14	Credit Suisse First Boston Corp.	MXN	10,550	789,686	803,118	13,432
Expiring 06/18/14	Credit Suisse First Boston Corp.	MXN	8,700	653,454	662,287	8,833
Expiring 06/18/14	Credit Suisse First Boston Corp.	MXN	950	71,695	72,319	624
Expiring 06/18/14	Credit Suisse First Boston Corp.	MXN	850	64,133	64,706	573
Expiring 06/18/14	Royal Bank of Scotland Group PLC	MXN	30,100	2,261,712	2,291,360	29,648
Expiring 06/18/14	Royal Bank of Scotland Group PLC	MXN	24,700	1,860,851	1,880,286	19,435
Expiring 06/18/14	Royal Bank of Scotland Group PLC	MXN	10,550	789,703	803,118	13,415
Expiring 06/18/14	Royal Bank of Scotland Group PLC	MXN	8,700	653,391	662,287	8,896
Expiring 06/18/14	Royal Bank of Scotland Group PLC	MXN	950	71,711	72,319	608
Expiring 06/18/14	Royal Bank of Scotland Group PLC	MXN	850	64,146	64,706	560
Expiring 06/18/14	Royal Bank of Scotland Group PLC	MXN	534	40,431	40,651	220
New Taiwanese Dollar,
Expiring 06/18/14	Credit Suisse First Boston Corp.	TWD	107,692	3,568,345	3,544,896	(23,449)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	TWD	167,000	5,518,837	5,497,137	(21,700)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	TWD	107,692	3,568,323	3,544,896	(23,427)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	TWD	139	4,588	4,576	(12)
Peruvian Nuevo Sol,
Expiring 06/18/14	Royal Bank of Scotland Group PLC	PEN	400	140,598	140,821	223
Expiring 06/18/14	Royal Bank of Scotland Group PLC	PEN	400	141,029	140,821	(208)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	PEN	400	141,518	140,821	(697)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	PEN	10	3,515	3,521	6
Expiring 06/18/14	Royal Bank of Scotland Group PLC	PEN	10	3,521	3,521	—
Polish Zloty,
Expiring 06/18/14	Credit Suisse First Boston Corp.	PLN	5,788	1,902,150	1,904,550	2,400
Expiring 06/18/14	Credit Suisse First Boston Corp.	PLN	3,134	1,023,508	1,031,245	7,737
Expiring 06/18/14	Credit Suisse First Boston Corp.	PLN	2,913	950,417	958,540	8,123
Expiring 06/18/14	Credit Suisse First Boston Corp.	PLN	2,323	757,818	764,326	6,508
Expiring 06/18/14	Credit Suisse First Boston Corp.	PLN	2,304	758,092	758,061	(31)
Expiring 06/18/14	Credit Suisse First Boston Corp.	PLN	1,450	472,323	477,113	4,790
Expiring 06/18/14	Credit Suisse First Boston Corp.	PLN	250	81,432	82,261	829
Expiring 06/18/14	Royal Bank of Scotland Group PLC	PLN	7,400	2,419,091	2,434,925	15,834
Expiring 06/18/14	Royal Bank of Scotland Group PLC	PLN	6,200	2,031,455	2,040,073	8,618
Expiring 06/18/14	Royal Bank of Scotland Group PLC	PLN	5,788	1,902,139	1,904,550	2,411
Expiring 06/18/14	Royal Bank of Scotland Group PLC	PLN	3,700	1,211,129	1,217,462	6,333
Expiring 06/18/14	Royal Bank of Scotland Group PLC	PLN	3,134	1,023,502	1,031,245	7,743

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2014 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Polish Zloty (cont’d.),
Expiring 06/18/14	Royal Bank of Scotland Group PLC	PLN	2,913	$950,411	$958,540	$8,129
Expiring 06/18/14	Royal Bank of Scotland Group PLC	PLN	2,323	757,814	764,327	6,513
Expiring 06/18/14	Royal Bank of Scotland Group PLC	PLN	2,304	758,088	758,061	(27)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	PLN	1,450	472,284	477,113	4,829
Expiring 06/18/14	Royal Bank of Scotland Group PLC	PLN	250	81,450	82,261	811
Russian Ruble,
Expiring 06/18/14	Credit Suisse First Boston Corp.	RUB	95,471	2,568,693	2,673,818	105,125
Expiring 06/18/14	Credit Suisse First Boston Corp.	RUB	32,000	881,633	896,211	14,578
Expiring 06/18/14	Credit Suisse First Boston Corp.	RUB	26,000	705,762	728,172	22,410
Expiring 06/18/14	Credit Suisse First Boston Corp.	RUB	22,500	617,930	630,149	12,219
Expiring 06/18/14	Royal Bank of Scotland Group PLC	RUB	101,481	2,753,894	2,842,137	88,243
Expiring 06/18/14	Royal Bank of Scotland Group PLC	RUB	95,471	2,568,715	2,673,818	105,103
Expiring 06/18/14	Royal Bank of Scotland Group PLC	RUB	32,000	881,642	896,211	14,569
Expiring 06/18/14	Royal Bank of Scotland Group PLC	RUB	26,000	705,770	728,171	22,401
Expiring 06/18/14	Royal Bank of Scotland Group PLC	RUB	22,500	617,938	630,148	12,210
Singapore Dollar,
Expiring 06/18/14	Credit Suisse First Boston Corp.	SGD	170	134,248	135,151	903
Expiring 06/18/14	Royal Bank of Scotland Group PLC	SGD	220	173,529	174,902	1,373
Expiring 06/18/14	Royal Bank of Scotland Group PLC	SGD	170	134,246	135,151	905
Expiring 06/18/14	Royal Bank of Scotland Group PLC	SGD	40	31,613	31,800	187
South African Rand,
Expiring 06/18/14	Credit Suisse First Boston Corp.	ZAR	9,050	823,581	848,968	25,387
Expiring 06/18/14	Credit Suisse First Boston Corp.	ZAR	6,050	556,872	567,543	10,671
Expiring 06/18/14	Credit Suisse First Boston Corp.	ZAR	4,750	437,764	445,591	7,827
Expiring 06/18/14	Credit Suisse First Boston Corp.	ZAR	4,650	425,969	436,210	10,241
Expiring 06/18/14	Credit Suisse First Boston Corp.	ZAR	3,850	346,234	361,163	14,929
Expiring 06/18/14	Credit Suisse First Boston Corp.	ZAR	3,550	326,815	333,021	6,206
Expiring 06/18/14	Credit Suisse First Boston Corp.	ZAR	2,650	245,445	248,593	3,148
Expiring 06/18/14	Credit Suisse First Boston Corp.	ZAR	962	87,700	90,228	2,528
Expiring 06/18/14	Credit Suisse First Boston Corp.	ZAR	585	52,922	54,893	1,971
Expiring 06/18/14	Credit Suisse First Boston Corp.	ZAR	300	27,607	28,143	536
Expiring 06/18/14	Royal Bank of Scotland Group PLC	ZAR	29,200	2,673,454	2,739,213	65,759
Expiring 06/18/14	Royal Bank of Scotland Group PLC	ZAR	14,100	1,295,861	1,322,702	26,841
Expiring 06/18/14	Royal Bank of Scotland Group PLC	ZAR	9,050	823,672	848,968	25,296
Expiring 06/18/14	Royal Bank of Scotland Group PLC	ZAR	6,050	556,877	567,542	10,665
Expiring 06/18/14	Royal Bank of Scotland Group PLC	ZAR	4,750	437,796	445,591	7,795
Expiring 06/18/14	Royal Bank of Scotland Group PLC	ZAR	4,650	425,991	436,211	10,220
Expiring 06/18/14	Royal Bank of Scotland Group PLC	ZAR	3,850	346,234	361,163	14,929

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2014 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
South African Rand (cont’d.),
Expiring 06/18/14	Royal Bank of Scotland Group PLC	ZAR	3,550	$326,909	$333,020	$6,111
Expiring 06/18/14	Royal Bank of Scotland Group PLC	ZAR	2,650	245,437	248,593	3,156
Expiring 06/18/14	Royal Bank of Scotland Group PLC	ZAR	962	87,701	90,228	2,527
Expiring 06/18/14	Royal Bank of Scotland Group PLC	ZAR	585	52,923	54,894	1,971
Expiring 06/18/14	Royal Bank of Scotland Group PLC	ZAR	300	27,609	28,142	533
South Korean Won,
Expiring 06/18/14	Credit Suisse First Boston Corp.	KRW	820,000	757,851	767,278	9,427
Expiring 06/18/14	Credit Suisse First Boston Corp.	KRW	168,825	157,435	157,970	535
Expiring 06/18/14	Credit Suisse First Boston Corp.	KRW	140,410	131,192	131,382	190
Expiring 06/18/14	Credit Suisse First Boston Corp.	KRW	140,067	131,191	131,062	(129)
Expiring 06/18/14	Credit Suisse First Boston Corp.	KRW	105,000	97,496	98,249	753
Expiring 06/18/14	Credit Suisse First Boston Corp.	KRW	84,531	78,714	79,096	382
Expiring 06/18/14	Credit Suisse First Boston Corp.	KRW	47,496	44,254	44,442	188
Expiring 06/18/14	Royal Bank of Scotland Group PLC	KRW	3,060,000	2,855,810	2,863,257	7,447
Expiring 06/18/14	Royal Bank of Scotland Group PLC	KRW	910,000	842,359	851,492	9,133
Expiring 06/18/14	Royal Bank of Scotland Group PLC	KRW	820,000	757,864	767,278	9,414
Expiring 06/18/14	Royal Bank of Scotland Group PLC	KRW	168,825	157,434	157,970	536
Expiring 06/18/14	Royal Bank of Scotland Group PLC	KRW	140,410	131,191	131,382	191
Expiring 06/18/14	Royal Bank of Scotland Group PLC	KRW	140,067	131,190	131,062	(128)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	KRW	105,000	97,498	98,249	751
Expiring 06/18/14	Royal Bank of Scotland Group PLC	KRW	84,531	78,714	79,096	382
Expiring 06/18/14	Royal Bank of Scotland Group PLC	KRW	47,496	44,254	44,443	189
Thai Baht,
Expiring 06/18/14	Credit Suisse First Boston Corp.	THB	500	15,335	15,359	24
Expiring 06/18/14	Credit Suisse First Boston Corp.	THB	500	15,394	15,359	(35)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	THB	25,000	772,470	767,940	(4,530)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	THB	24,000	736,196	737,223	1,027
Expiring 06/18/14	Royal Bank of Scotland Group PLC	THB	23,000	707,040	706,506	(534)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	THB	1,000	30,725	30,718	(7)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	THB	1,000	30,738	30,717	(21)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	THB	1,000	30,783	30,718	(65)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	THB	500	15,335	15,358	23
Expiring 06/18/14	Royal Bank of Scotland Group PLC	THB	500	15,394	15,359	(35)
Turkish Lira,
Expiring 06/18/14	Credit Suisse First Boston Corp.	TRY	5,350	2,385,014	2,442,353	57,339
Expiring 06/18/14	Credit Suisse First Boston Corp.	TRY	3,900	1,772,407	1,780,408	8,001
Expiring 06/18/14	Credit Suisse First Boston Corp.	TRY	1,352	584,902	617,128	32,226

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2014 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Turkish Lira (cont’d.),
Expiring 06/18/14	Credit Suisse First Boston Corp.	TRY	1,303	$566,966	$594,810	$27,844
Expiring 06/18/14	Credit Suisse First Boston Corp.	TRY	1,302	571,044	594,552	23,508
Expiring 06/18/14	Credit Suisse First Boston Corp.	TRY	1,283	565,172	585,678	20,506
Expiring 06/18/14	Credit Suisse First Boston Corp.	TRY	1,283	568,969	585,677	16,708
Expiring 06/18/14	Royal Bank of Scotland	TRY	3,900	1,771,196	1,780,407	9,211
Expiring 06/18/14	Royal Bank of Scotland Group PLC	TRY	5,350	2,385,171	2,442,354	57,183
Expiring 06/18/14	Royal Bank of Scotland Group PLC	TRY	1,352	584,902	617,128	32,226
Expiring 06/18/14	Royal Bank of Scotland Group PLC	TRY	1,303	566,962	594,809	27,847
Expiring 06/18/14	Royal Bank of Scotland Group PLC	TRY	1,302	571,040	594,552	23,512
Expiring 06/18/14	Royal Bank of Scotland Group PLC	TRY	1,283	565,169	585,678	20,509
Expiring 06/18/14	Royal Bank of Scotland Group PLC	TRY	1,283	568,966	585,678	16,712

				$222,179,872	$225,298,987	$3,119,115

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Brazilian Real,
Expiring 06/18/14	Royal Bank of Scotland Group PLC	BRL	5,312	$2,187,358	$2,292,342	$(104,984)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	BRL	4,870	2,063,997	2,101,602	(37,605)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	BRL	3,430	1,430,359	1,480,184	(49,825)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	BRL	78	32,466	33,660	(1,194)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	BRL	67	28,372	28,913	(541)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	BRL	36	14,870	15,536	(666)
Chilean Peso,
Expiring 06/18/14	Credit Suisse First Boston Corp.	CLP	880,174	1,558,980	1,592,114	(33,134)
Expiring 06/18/14	Credit Suisse First Boston Corp.	CLP	880,174	1,556,994	1,592,114	(35,120)
Expiring 06/18/14	Credit Suisse First Boston Corp.	CLP	605,000	1,054,013	1,094,362	(40,349)
Expiring 06/18/14	Credit Suisse First Boston Corp.	CLP	492,740	857,099	891,300	(34,201)
Expiring 06/18/14	Credit Suisse First Boston Corp.	CLP	453,669	788,999	820,625	(31,626)
Expiring 06/18/14	Credit Suisse First Boston Corp.	CLP	425,000	733,007	768,767	(35,760)
Expiring 06/18/14	Credit Suisse First Boston Corp.	CLP	110,000	194,448	198,975	(4,527)
Expiring 06/18/14	Credit Suisse First Boston Corp.	CLP	25,000	44,050	45,222	(1,172)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	CLP	1,780,000	3,086,527	3,219,776	(133,249)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	CLP	1,710,000	2,963,605	3,093,156	(129,551)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	CLP	880,174	1,558,989	1,592,114	(33,125)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	CLP	880,174	1,557,004	1,592,115	(35,111)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	CLP	605,000	1,053,986	1,094,362	(40,376)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	CLP	577,968	1,006,299	1,045,465	(39,166)

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2014 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Chilean Peso (cont’d.),
Expiring 06/18/14	Royal Bank of Scotland Group PLC	CLP	492,740	$857,104	$891,300	$(34,196)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	CLP	453,669	789,004	820,626	(31,622)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	CLP	425,000	732,997	768,767	(35,770)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	CLP	306,751	528,289	554,871	(26,582)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	CLP	228,873	405,803	414,000	(8,197)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	CLP	110,000	194,446	198,975	(4,529)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	CLP	60,000	104,194	108,532	(4,338)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	CLP	25,000	44,049	45,222	(1,173)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	CLP	7,305	12,675	13,214	(539)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	CLP	3,894	6,966	7,044	(78)
Colombian Peso,
Expiring 06/18/14	Credit Suisse First Boston Corp.	COP	2,157,975	1,049,593	1,087,544	(37,951)
Expiring 06/18/14	Credit Suisse First Boston Corp.	COP	642,025	311,043	323,558	(12,515)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	COP	2,157,975	1,049,599	1,087,544	(37,945)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	COP	642,025	311,043	323,558	(12,515)
Czech Koruna,
Expiring 06/18/14	Credit Suisse First Boston Corp.	CSK	14,000	702,000	702,924	(924)
Expiring 06/18/14	Credit Suisse First Boston Corp.	CSK	12,000	603,134	602,506	628
Expiring 06/18/14	Royal Bank of Scotland	CSK	12,000	603,159	602,506	653
Expiring 06/18/14	Royal Bank of Scotland Group PLC	CSK	14,000	702,029	702,924	(895)
Hong Kong Dollar,
Expiring 06/18/14	Credit Suisse First Boston Corp.	HKD	5,156	664,518	664,924	(406)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	HKD	49,896	6,425,930	6,434,652	(8,722)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	HKD	47,457	6,114,860	6,120,116	(5,256)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	HKD	32,644	4,210,336	4,209,812	524
Expiring 06/18/14	Royal Bank of Scotland Group PLC	HKD	5,156	664,521	664,925	(404)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	HKD	4,100	528,172	528,741	(569)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	HKD	1,600	206,204	206,338	(134)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	HKD	1,300	167,457	167,650	(193)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	HKD	400	51,572	51,584	(12)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	HKD	300	38,664	38,689	(25)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	HKD	100	12,893	12,896	(3)
Hungarian Forint,
Expiring 06/18/14	Credit Suisse First Boston Corp.	HUF	85,000	378,645	379,347	(702)
Expiring 06/18/14	Royal Bank of Scotland	HUF	85,000	378,763	379,347	(584)

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2014 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Indian Rupee,
Expiring 06/18/14	Royal Bank of Scotland Group PLC	INR	101,132	$1,649,519	$1,661,186	$(11,667)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	INR	56,202	902,988	923,169	(20,181)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	INR	50,823	817,353	834,814	(17,461)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	INR	1,803	29,504	29,616	(112)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	INR	190	3,041	3,120	(79)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	INR	63	1,013	1,034	(21)
Indonesian Rupiah,
Expiring 06/18/14	Royal Bank of Scotland Group PLC	IDR	13,468,830	1,173,243	1,168,709	4,534
Expiring 06/18/14	Royal Bank of Scotland Group PLC	IDR	10,409,622	903,221	903,258	(37)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	IDR	9,114,045	777,649	790,839	(13,190)
Israeli Shekel,
Expiring 06/18/14	Credit Suisse First Boston Corp.	ILS	3,495	1,005,542	1,001,611	3,931
Expiring 06/18/14	Credit Suisse First Boston Corp.	ILS	3,150	901,243	902,650	(1,407)
Expiring 06/18/14	Credit Suisse First Boston Corp.	ILS	2,655	763,473	760,707	2,766
Expiring 06/18/14	Royal Bank of Scotland	ILS	3,150	901,423	902,651	(1,228)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	ILS	3,495	1,005,536	1,001,611	3,925
Expiring 06/18/14	Royal Bank of Scotland Group PLC	ILS	2,655	763,469	760,708	2,761
Malaysian Ringgit,
Expiring 06/18/14	Royal Bank of Scotland Group PLC	MYR	4,881	1,480,437	1,486,566	(6,129)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	MYR	4,801	1,446,738	1,462,200	(15,462)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	MYR	4,330	1,307,565	1,318,752	(11,187)
Mexican Peso,
Expiring 06/18/14	Credit Suisse First Boston Corp.	MXN	14,067	1,055,927	1,070,860	(14,933)
Expiring 06/18/14	Credit Suisse First Boston Corp.	MXN	5,237	394,443	398,655	(4,212)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	MXN	24,111	1,819,437	1,835,448	(16,011)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	MXN	22,063	1,647,968	1,679,544	(31,576)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	MXN	20,308	1,535,402	1,545,944	(10,542)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	MXN	14,067	1,055,933	1,070,860	(14,927)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	MXN	5,237	394,445	398,655	(4,210)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	MXN	378	28,278	28,775	(497)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	MXN	277	20,728	21,087	(359)
New Taiwanese Dollar,
Expiring 06/18/14	Royal Bank of Scotland Group PLC	TWD	140,585	4,642,834	4,627,635	15,199
Expiring 06/18/14	Royal Bank of Scotland Group PLC	TWD	129,305	4,245,772	4,256,331	(10,559)

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2014 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
New Taiwanese Dollar (cont’d.),
Expiring 06/18/14	Royal Bank of Scotland Group PLC	TWD	123,027	$4,034,995	$4,049,678	$(14,683)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	TWD	990	32,491	32,588	(97)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	TWD	29	946	954	(8)
Peruvian Nuevo Sol,
Expiring 06/18/14	Credit Suisse First Boston Corp.	PEN	118	41,199	41,366	(167)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	PEN	118	41,199	41,366	(167)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	PEN	20	7,034	7,041	(7)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	PEN	10	3,517	3,520	(3)
Philippine Peso,
Expiring 06/18/14	Credit Suisse First Boston Corp.	PHP	35,060	786,493	780,290	6,203
Expiring 06/18/14	Credit Suisse First Boston Corp.	PHP	23,408	524,153	520,952	3,201
Expiring 06/18/14	Credit Suisse First Boston Corp.	PHP	23,392	524,006	520,602	3,404
Expiring 06/18/14	Credit Suisse First Boston Corp.	PHP	23,355	524,240	519,784	4,456
Expiring 06/18/14	Credit Suisse First Boston Corp.	PHP	21,500	472,940	478,499	(5,559)
Expiring 06/18/14	Credit Suisse First Boston Corp.	PHP	15,536	347,085	345,757	1,328
Expiring 06/18/14	Credit Suisse First Boston Corp.	PHP	12,000	265,309	267,069	(1,760)
Expiring 06/18/14	Credit Suisse First Boston Corp.	PHP	6,000	132,713	133,534	(821)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	PHP	35,060	786,497	780,289	6,208
Expiring 06/18/14	Royal Bank of Scotland Group PLC	PHP	23,408	524,156	520,952	3,204
Expiring 06/18/14	Royal Bank of Scotland Group PLC	PHP	23,392	524,009	520,602	3,407
Expiring 06/18/14	Royal Bank of Scotland Group PLC	PHP	23,355	524,243	519,784	4,459
Expiring 06/18/14	Royal Bank of Scotland Group PLC	PHP	21,500	472,934	478,499	(5,565)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	PHP	15,536	347,087	345,757	1,330
Expiring 06/18/14	Royal Bank of Scotland Group PLC	PHP	12,000	265,305	267,069	(1,764)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	PHP	6,000	132,711	133,534	(823)
Polish Zloty,
Expiring 06/18/14	Royal Bank of Scotland Group PLC	PLN	2,714	891,297	893,025	(1,728)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	PLN	2,249	733,397	740,019	(6,622)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	PLN	1,801	593,156	592,608	548
Russian Ruble,
Expiring 06/18/14	Credit Suisse First Boston Corp.	RUB	55,549	1,491,832	1,555,730	(63,898)
Expiring 06/18/14	Credit Suisse First Boston Corp.	RUB	55,549	1,485,509	1,555,730	(70,221)
Expiring 06/18/14	Credit Suisse First Boston Corp.	RUB	46,023	1,236,731	1,288,958	(52,227)
Expiring 06/18/14	Credit Suisse First Boston Corp.	RUB	45,954	1,248,673	1,287,013	(38,340)
Expiring 06/18/14	Credit Suisse First Boston Corp.	RUB	45,954	1,244,850	1,287,013	(42,163)
Expiring 06/18/14	Credit Suisse First Boston Corp.	RUB	45,954	1,242,360	1,287,013	(44,653)
Expiring 06/18/14	Credit Suisse First Boston Corp.	RUB	45,954	1,235,736	1,287,013	(51,277)
Expiring 06/18/14	Credit Suisse First Boston Corp.	RUB	41,893	1,122,175	1,173,273	(51,098)
Expiring 06/18/14	Credit Suisse First Boston Corp.	RUB	36,337	964,936	1,017,684	(52,748)
Expiring 06/18/14	Credit Suisse First Boston Corp.	RUB	35,500	946,672	994,234	(47,562)
Expiring 06/18/14	Credit Suisse First Boston Corp.	RUB	20,000	549,296	560,132	(10,836)

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2014 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Russian Ruble (cont’d.),
Expiring 06/18/14	Credit Suisse First Boston Corp.	RUB	6,695	$181,720	$187,490	$(5,770)
Expiring 06/18/14	Credit Suisse First Boston Corp.	RUB	5,500	147,211	154,036	(6,825)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	RUB	106,265	2,837,517	2,976,121	(138,604)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	RUB	94,673	2,540,432	2,651,469	(111,037)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	RUB	76,119	2,098,677	2,131,834	(33,157)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	RUB	55,549	1,491,841	1,555,730	(63,889)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	RUB	55,549	1,485,518	1,555,730	(70,212)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	RUB	54,000	1,449,023	1,512,357	(63,334)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	RUB	46,023	1,236,738	1,288,957	(52,219)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	RUB	45,954	1,248,680	1,287,013	(38,333)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	RUB	45,954	1,244,858	1,287,013	(42,155)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	RUB	45,954	1,242,367	1,287,013	(44,646)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	RUB	45,954	1,235,736	1,287,013	(51,277)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	RUB	41,893	1,122,182	1,173,273	(51,091)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	RUB	36,337	964,941	1,017,683	(52,742)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	RUB	35,500	946,665	994,234	(47,569)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	RUB	20,000	549,292	560,132	(10,840)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	RUB	6,695	181,716	187,490	(5,774)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	RUB	5,500	147,208	154,036	(6,828)
Singapore Dollar,
Expiring 06/18/14	Credit Suisse First Boston Corp.	SGD	3,856	3,043,249	3,065,270	(22,021)
Expiring 06/18/14	Credit Suisse First Boston Corp.	SGD	2,286	1,808,916	1,817,406	(8,490)
Expiring 06/18/14	Credit Suisse First Boston Corp.	SGD	2,225	1,761,176	1,768,897	(7,721)
Expiring 06/18/14	Credit Suisse First Boston Corp.	SGD	1,529	1,205,955	1,215,506	(9,551)
Expiring 06/18/14	Credit Suisse First Boston Corp.	SGD	1,490	1,175,368	1,184,564	(9,196)
Expiring 06/18/14	Credit Suisse First Boston Corp.	SGD	1,200	944,312	954,011	(9,699)
Expiring 06/18/14	Credit Suisse First Boston Corp.	SGD	1,146	904,767	910,983	(6,216)
Expiring 06/18/14	Credit Suisse First Boston Corp.	SGD	950	751,691	755,260	(3,569)
Expiring 06/18/14	Credit Suisse First Boston Corp.	SGD	915	723,569	727,434	(3,865)
Expiring 06/18/14	Credit Suisse First Boston Corp.	SGD	795	627,012	632,033	(5,021)
Expiring 06/18/14	Credit Suisse First Boston Corp.	SGD	299	235,326	237,351	(2,025)
Expiring 06/18/14	Credit Suisse First Boston Corp.	SGD	110	87,423	87,451	(28)
Expiring 06/18/14	Royal Bank of Scotland	SGD	110	87,414	87,451	(37)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	SGD	5,790	4,562,648	4,603,107	(40,459)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	SGD	3,856	3,043,267	3,065,269	(22,002)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	SGD	2,286	1,808,927	1,817,406	(8,479)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	SGD	2,225	1,761,058	1,768,897	(7,839)

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2014 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Singapore Dollar (cont’d.),
Expiring 06/18/14	Royal Bank of Scotland Group PLC	SGD	1,529	$1,205,963	$1,215,506	$(9,543)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	SGD	1,490	1,175,376	1,184,565	(9,189)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	SGD	1,200	944,321	954,012	(9,691)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	SGD	1,146	904,771	910,981	(6,210)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	SGD	950	751,721	755,259	(3,538)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	SGD	915	723,522	727,434	(3,912)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	SGD	795	627,035	632,033	(4,998)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	SGD	299	235,327	237,351	(2,024)
South African Rand,
Expiring 06/18/14	Royal Bank of Scotland Group PLC	ZAR	27,279	2,471,893	2,559,006	(87,113)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	ZAR	19,982	1,832,454	1,874,484	(42,030)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	ZAR	15,867	1,455,555	1,488,462	(32,907)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	ZAR	103	9,326	9,662	(336)
South Korean Won,
Expiring 06/18/14	Credit Suisse First Boston Corp.	KRW	615,000	572,884	575,459	(2,575)
Expiring 06/18/14	Credit Suisse First Boston Corp.	KRW	585,000	542,685	547,388	(4,703)
Expiring 06/18/14	Credit Suisse First Boston Corp.	KRW	520,000	486,398	486,566	(168)
Expiring 06/18/14	Credit Suisse First Boston Corp.	KRW	375,000	345,798	350,890	(5,092)
Expiring 06/18/14	Credit Suisse First Boston Corp.	KRW	200,000	185,469	187,141	(1,672)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	KRW	5,368,384	4,988,741	5,023,222	(34,481)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	KRW	5,263,863	4,896,161	4,925,421	(29,260)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	KRW	5,128,691	4,743,517	4,798,939	(55,422)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	KRW	615,000	572,876	575,458	(2,582)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	KRW	585,000	542,677	547,387	(4,710)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	KRW	520,000	486,394	486,566	(172)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	KRW	375,000	345,794	350,889	(5,095)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	KRW	200,000	185,466	187,140	(1,674)
Thai Baht,
Expiring 06/18/14	Credit Suisse First Boston Corp.	THB	8,477	260,894	260,378	516
Expiring 06/18/14	Credit Suisse First Boston Corp.	THB	1,500	45,970	46,077	(107)
Expiring 06/18/14	Credit Suisse First Boston Corp.	THB	1,000	30,595	30,718	(123)
Expiring 06/18/14	Royal Bank of Scotland	THB	1,000	30,769	30,717	52
Expiring 06/18/14	Royal Bank of Scotland Group PLC	THB	33,215	1,016,060	1,020,286	(4,226)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	THB	25,200	780,338	774,084	6,254
Expiring 06/18/14	Royal Bank of Scotland Group PLC	THB	21,826	670,447	670,443	4

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2014 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Thai Baht (cont’d.),
Expiring 06/18/14	Royal Bank of Scotland Group PLC	THB	8,477	$260,896	$260,378	$518
Expiring 06/18/14	Royal Bank of Scotland Group PLC	THB	1,500	45,969	46,076	(107)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	THB	1,000	30,905	30,718	187
Expiring 06/18/14	Royal Bank of Scotland Group PLC	THB	1,000	30,594	30,717	(123)
Turkish Lira,
Expiring 06/18/14	Credit Suisse First Boston Corp.	TRY	2,620	1,141,418	1,196,069	(54,651)
Expiring 06/18/14	Credit Suisse First Boston Corp.	TRY	1,135	493,346	518,144	(24,798)
Expiring 06/18/14	Credit Suisse First Boston Corp.	TRY	555	240,230	253,366	(13,136)
Expiring 06/18/14	Credit Suisse First Boston Corp.	TRY	15	6,542	6,847	(305)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	TRY	2,620	1,141,269	1,196,069	(54,800)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	TRY	1,843	795,322	841,357	(46,035)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	TRY	1,700	747,746	776,075	(28,329)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	TRY	1,402	614,161	640,034	(25,873)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	TRY	1,135	493,312	518,144	(24,832)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	TRY	1,100	478,781	502,166	(23,385)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	TRY	555	240,209	253,365	(13,156)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	TRY	15	6,552	6,847	(295)

				$199,315,939	$202,830,482	$(3,514,543)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2014.

Total return swap agreements outstanding at March 31, 2014:

Counterparty	Termination Date	Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation(1)
Goldman Sachs & Co.	04/29/14	—	(r)	Pay or receive amounts based on market value fluctuation of HSCEI China Index	$91,789	$—	$91,789
Goldman Sachs & Co.	04/25/14	—	(r)	Pay or receive amounts based on market value fluctuation of TA25 INDEX	992	—	992
Morgan Stanley	04/14/14	—	(r)	Pay or receive amounts based on market value fluctuation of Bovespa Index	175,806	—	175,806
Morgan Stanley	04/16/14	—	(r)	Pay or receive amounts based on market value fluctuation of TAIEX Index	27,450	—	27,450
Morgan Stanley	06/20/14	—	(r)	Pay or receive amounts based on market value fluctuation of WIG 20 Index	12,966	—	12,966

					$309,003	$—	$309,003

(r)	Less than $500 par.

(1)	The amount represents the fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2014.

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Total return swap agreements outstanding at March 31, 2014 (continued):

# Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Brazil	$10,925,035	$—	$—
Chile	5,168,510	—	—
China	—	44,443,743	—
Hong Kong	—	6,262,304	—
Hungary	—	527,588	—
India	9,923,269	—	—
Indonesia	—	8,289,382	—
Malaysia	778,466	10,796,190	—
Mexico	14,598,999	—	—
Peru	621,060	—	—
Poland	545,673	5,265,357	—
Russia	14,134,854	—	—
South Africa	—	15,938,933	—
South Korea	1,327,116	42,556,603	—
Taiwan	4,280,276	28,917,893	—
Thailand	—	6,975,160	—
Turkey	—	5,496,178	—
Ukraine	—	63,584	—
United States	229,969	—	—
Preferred Stocks:
Brazil	5,186,898	—	—
Rights:
Taiwan	—	2,867	—
Affiliated Money Market Mutual Fund	24,851,171	—	—
Other Financial Instruments*
Futures	212,698	—	—
Foreign Forward Currency Contracts	—	(395,428)	—
Total Return Swaps	—	309,003	—

Total	$92,783,994	$175,449,357	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 2014 were as follows:

Banks	13.4%
Semiconductors & Semiconductor Equipment	9.2
Affiliated Money Market Mutual Fund (1.8% represents investments purchased with collateral from securities on loan)	9.2
Oil, Gas & Consumable Fuels	7.9
Wireless Telecommunication Services	6.9
Electric Utilities	3.9
Electronic Equipment, Instruments & Components	3.3
Insurance	3.2
Automobiles	3.1
Metals & Mining	2.8
Chemicals	2.4
Internet Software & Services	2.2
Industrial Conglomerates	2.2
Food Products	2.0
Technology Hardware, Storage & Peripherals	1.9
Media	1.9
Pharmaceuticals	1.8
Specialty Retail	1.5
IT Services	1.5
Transportation Infrastructure	1.4
Food & Staples Retailing	1.2
Real Estate Management & Development	1.2
Airlines	1.2
Independent Power and Renewable Electricity Producers	1.1
Diversified Financial Services	1.1

Auto Components	1.0%
Diversified Telecommunication Services	1.0
Construction Materials	1.0
Household Products	0.8
Construction & Engineering	0.8
Textiles, Apparel & Luxury Goods	0.7
Capital Markets	0.7
Multiline Retail	0.6
Beverages	0.6
Household Durables	0.5
Trading Companies & Distributors	0.5
Electrical Equipment	0.4
Gas Utilities	0.4
Health Care Providers & Services	0.4
Real Estate Investment Trusts (REITs)	0.4
Consumer Finance	0.3
Distributors	0.3
Hotels, Restaurants & Leisure	0.3
Energy Equipment & Services	0.2
Building Products	0.2
Marine	0.2
Paper & Forest Products	0.2
Machinery	0.1
Personal Products	0.1
Tobacco	0.1

99.3
Other assets in excess of liabilities	0.7

100.0%

AST AQR LARGE-CAP PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.2%
COMMON STOCKS
Aerospace & Defense — 2.7%
Boeing Co. (The)	112,200	$14,079,978
General Dynamics Corp.(a)	38,700	4,215,204
Honeywell International, Inc.	120,400	11,168,304
Lockheed Martin Corp.	20,400	3,330,096
Northrop Grumman Corp.	177,300	21,875,274
Raytheon Co.	101,900	10,066,701
United Technologies Corp.	58,100	6,788,404

		71,523,961

Air Freight & Logistics — 0.2%
United Parcel Service, Inc. (Class B Stock)	42,900	4,177,602

Auto Components — 0.6%
Delphi Automotive PLC (United Kingdom)	194,700	13,212,342
Johnson Controls, Inc.	76,100	3,601,052

		16,813,394

Automobiles — 0.6%
Ford Motor Co.	264,400	4,124,640
General Motors Co.	346,200	11,916,204

		16,040,844

Banks — 6.8%
Bank of America Corp.	1,789,700	30,782,840
Citigroup, Inc.	237,800	11,319,280
Comerica, Inc.	326,900	16,933,420
Fifth Third Bancorp	174,300	4,000,185
JPMorgan Chase & Co.	646,000	39,218,660
KeyCorp	1,249,800	17,797,152
M&T Bank Corp.	62,200	7,544,860
PNC Financial Services Group, Inc. (The)	150,200	13,067,400
Wells Fargo & Co.	816,700	40,622,658

		181,286,455

Beverages — 1.8%
Coca-Cola Co. (The)	669,900	25,898,334
Dr. Pepper Snapple Group, Inc.	95,000	5,173,700
PepsiCo, Inc.	189,800	15,848,300

		46,920,334

Biotechnology — 2.9%
Amgen, Inc.	109,600	13,518,064
Biogen Idec, Inc.*	74,600	22,817,902
Celgene Corp.*	139,600	19,488,160
Gilead Sciences, Inc.*	297,600	21,087,936

		76,912,062

Capital Markets — 1.2%
Ameriprise Financial, Inc.	93,100	10,247,517
Bank of New York Mellon Corp. (The)	20,600	726,974
BlackRock, Inc.	30,500	9,591,640
Invesco Ltd.	142,800	5,283,600
Legg Mason, Inc.(a)	57,100	2,800,184
Morgan Stanley	109,300	3,406,881

		32,056,796

Chemicals — 2.5%
CF Industries Holdings, Inc.	47,400	12,354,336
Dow Chemical Co. (The)	73,200	3,556,788
International Flavors & Fragrances, Inc.	22,800	2,181,276
LyondellBasell Industries NV (Class A Stock)	313,900	27,918,266

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
PPG Industries, Inc.	107,000	$20,700,220

		66,710,886

Communications Equipment — 1.6%
Cisco Systems, Inc.	693,700	15,545,817
Harris Corp.	50,900	3,723,844
Juniper Networks, Inc.*	139,000	3,580,640
QUALCOMM, Inc.	251,500	19,833,290

		42,683,591

Consumer Finance — 1.2%
Capital One Financial Corp.	83,700	6,458,292
Discover Financial Services	264,100	15,367,979
SLM Corp.	398,900	9,765,072

		31,591,343

Containers & Packaging — 0.8%
Avery Dennison Corp.	213,200	10,802,844
Ball Corp.	46,400	2,543,184
Owens-Illinois, Inc.*	252,800	8,552,224
Sealed Air Corp.	7,600	249,812

		22,148,064

Diversified Consumer Services — 0.3%
Graham Holdings Co.	7,400	5,207,750
H&R Block, Inc.	88,100	2,659,739

		7,867,489

Diversified Financial Services — 1.7%
Berkshire Hathaway, Inc. (Class B Stock)*	308,100	38,503,257
Leucadia National Corp.	20,600	576,800
Moody’s Corp.	62,300	4,941,636

		44,021,693

Diversified Telecommunication Services — 1.8%
AT&T, Inc.(a)	660,100	23,149,707
Verizon Communications, Inc.	498,300	23,704,131

		46,853,838

Electric Utilities — 1.2%
American Electric Power Co., Inc.	228,900	11,596,074
Duke Energy Corp.(a)	29,100	2,072,502
Edison International	261,500	14,803,515
Pinnacle West Capital Corp.(a)	85,500	4,673,430

		33,145,521

Electrical Equipment — 0.3%
Rockwell Automation, Inc.	56,600	7,049,530

Electronic Equipment, Instruments & Components — 1.1%
Corning, Inc.	316,900	6,597,858
FLIR Systems, Inc.	161,200	5,803,200
TE Connectivity Ltd. (Switzerland)	272,500	16,407,225

		28,808,283

Energy Equipment & Services — 0.7%
Baker Hughes, Inc.	88,500	5,754,270
Halliburton Co.	203,900	12,007,671

		17,761,941

Food & Staples Retailing — 1.9%
Costco Wholesale Corp.	66,400	7,415,552
CVS Caremark Corp.(a)	465,300	34,832,358
Walgreen Co.	31,900	2,106,357

AST AQR LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Food & Staples Retailing (cont’d.)
Wal-Mart Stores, Inc.	64,100	$4,899,163

		49,253,430

Food Products — 3.3%
Archer-Daniels-Midland Co.	667,700	28,971,503
Hershey Co. (The)	115,100	12,016,440
Hormel Foods Corp.	55,000	2,709,850
J.M. Smucker Co. (The)	95,700	9,305,868
Mead Johnson Nutrition Co.	27,900	2,319,606
Mondelez International, Inc. (Class A Stock)	147,800	5,106,490
Tyson Foods, Inc. (Class A Stock)	599,100	26,366,391

		86,796,148

Health Care Equipment & Supplies — 4.1%
Abbott Laboratories	640,600	24,669,506
Boston Scientific Corp.*	1,859,500	25,140,440
CareFusion Corp.*	391,500	15,746,130
Medtronic, Inc.	482,800	29,711,512
Stryker Corp.	103,600	8,440,292
Zimmer Holdings, Inc.	68,300	6,459,814

		110,167,694

Health Care Providers & Services — 4.2%
Aetna, Inc.	35,600	2,668,932
AmerisourceBergen Corp.	177,900	11,668,461
Cardinal Health, Inc.	79,000	5,528,420
CIGNA Corp.	151,400	12,676,722
Humana, Inc.	168,500	18,993,320
McKesson Corp.	163,600	28,886,852
UnitedHealth Group, Inc.(a)	141,800	11,626,182
WellPoint, Inc.	198,300	19,740,765

		111,789,654

Hotels, Restaurants & Leisure — 0.8%
McDonald’s Corp.	25,600	2,509,568
Starbucks Corp.	180,500	13,245,090
Wyndham Worldwide Corp.	70,600	5,170,038

		20,924,696

Household Products — 1.8%
Colgate-Palmolive Co.	17,200	1,115,764
Kimberly-Clark Corp.	239,200	26,371,800
Procter & Gamble Co. (The)	266,900	21,512,140

		48,999,704

Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The)	305,100	4,356,828

Industrial Conglomerates — 1.5%
3M Co.	105,100	14,257,866
Danaher Corp.	12,200	915,000
General Electric Co.	941,400	24,372,846

		39,545,712

Insurance — 4.0%
ACE Ltd.	69,400	6,874,764
Allstate Corp. (The)	218,000	12,334,440
AON PLC	192,200	16,198,616
Assurant, Inc.	85,200	5,534,592
Chubb Corp. (The)	37,400	3,339,820
Genworth Financial, Inc. (Class A Stock)*	590,900	10,476,657
Hartford Financial Services Group, Inc. (The)	75,100	2,648,777

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Lincoln National Corp.	21,000	$1,064,070
Loews Corp.	40,200	1,770,810
MetLife, Inc.	269,400	14,224,320
Travelers Cos., Inc. (The)(a)	215,600	18,347,560
Unum Group	359,000	12,676,290

		105,490,716

Internet & Catalog Retail — 0.6%
Amazon.com, Inc.*	32,900	11,071,508
priceline.com, Inc.*	3,100	3,694,859

		14,766,367

Internet Software & Services — 4.2%
Akamai Technologies, Inc.*	79,400	4,621,874
eBay, Inc.*	263,200	14,539,168
Google, Inc. (Class A Stock)*	56,600	63,081,266
Yahoo!, Inc.*	794,400	28,518,960

		110,761,268

IT Services — 3.3%
Cognizant Technology Solutions Corp. (Class A Stock)*	5,000	253,050
Computer Sciences Corp.	266,200	16,190,284
Fidelity National Information Services, Inc.	285,800	15,276,010
International Business Machines Corp.	135,200	26,024,648
Leidos Holdings, Inc.(a)	43,600	1,542,132
MasterCard, Inc. (Class A Stock)	194,300	14,514,210
Visa, Inc. (Class A Stock)	24,900	5,374,914
Xerox Corp.	708,800	8,009,440

		87,184,688

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.	112,100	6,268,632

Machinery — 2.1%
Cummins, Inc.	124,400	18,534,356
Flowserve Corp.	3,700	289,858
Ingersoll-Rand PLC	403,100	23,073,444
Parker Hannifin Corp.	93,000	11,133,030
Snap-on, Inc.	16,500	1,872,420

		54,903,108

Media — 3.0%
CBS Corp. (Class B Stock)	133,500	8,250,300
Comcast Corp. (Class A Stock)	134,600	6,732,692
DIRECTV*	47,400	3,622,308
Gannett Co., Inc.	267,100	7,371,960
Interpublic Group of Cos., Inc. (The)	489,300	8,386,602
Scripps Networks Interactive, Inc. (Class A Stock)	41,800	3,173,038
Time Warner Cable, Inc.(a)	63,700	8,738,366
Time Warner, Inc.	64,400	4,207,252
Viacom, Inc. (Class B Stock)	119,600	10,164,804
Walt Disney Co. (The)	231,700	18,552,219

		79,199,541

Metals & Mining — 0.2%
United States Steel Corp.(a)	186,100	5,138,221

Multiline Retail — 0.8%
Dollar Tree, Inc.*	60,100	3,136,018
Kohl’s Corp.	117,100	6,651,280

AST AQR LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Multiline Retail (cont’d.)
Macy’s, Inc.	198,600	$11,774,994

		21,562,292

Multi-Utilities — 1.0%
Ameren Corp.	67,300	2,772,760
CenterPoint Energy, Inc.	109,400	2,591,686
DTE Energy Co.	231,300	17,183,277
Public Service Enterprise Group, Inc.(a)	95,500	3,642,370

		26,190,093

Oil, Gas & Consumable Fuels — 7.8%
Apache Corp.	91,600	7,598,220
Cabot Oil & Gas Corp.	403,600	13,673,968
Chevron Corp.	234,500	27,884,395
ConocoPhillips	38,100	2,680,335
Devon Energy Corp.	129,900	8,694,207
EOG Resources, Inc.	92,500	18,145,725
Exxon Mobil Corp.	373,800	36,512,784
Hess Corp.	301,600	24,996,608
Marathon Oil Corp.	505,900	17,969,568
Marathon Petroleum Corp.	101,800	8,860,672
Newfield Exploration Co.*	154,300	4,838,848
Occidental Petroleum Corp.	71,100	6,775,119
Phillips 66	270,500	20,844,730
Valero Energy Corp.	131,300	6,972,030

		206,447,209

Pharmaceuticals — 6.3%
AbbVie, Inc.	475,900	24,461,260
Eli Lilly & Co.	331,600	19,517,976
Johnson & Johnson	532,800	52,336,944
Merck & Co., Inc.	366,200	20,789,174
Pfizer, Inc.	1,590,677	51,092,545

		168,197,899

Professional Services — 0.2%
Dun & Bradstreet Corp. (The)	51,100	5,076,785
Equifax, Inc.	17,000	1,156,510

		6,233,295

Real Estate Investment Trusts (REITs) — 1.8%
American Tower Corp.	51,800	4,240,866
AvalonBay Communities, Inc.	25,500	3,348,660
Boston Properties, Inc.	19,900	2,279,147
Crown Castle International Corp.	65,900	4,862,102
Equity Residential	67,000	3,885,330
HCP, Inc.	86,900	3,370,851
Health Care REIT, Inc.	53,600	3,194,560
ProLogis, Inc.	92,700	3,784,941
Public Storage	27,300	4,599,777
Simon Property Group, Inc.	59,300	9,725,200
Ventas, Inc.	55,800	3,379,806
Weyerhaeuser Co.	71,600	2,101,460

		48,772,700

Road & Rail — 0.3%
Union Pacific Corp.	44,000	8,257,040

Semiconductors & Semiconductor Equipment — 2.8%
Broadcom Corp. (Class A Stock)	133,100	4,189,988
Intel Corp.	612,700	15,813,787
KLA-Tencor Corp.(a)	201,000	13,897,140
Lam Research Corp.*	260,600	14,333,000

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
LSI Corp.	632,200	$6,998,454
NVIDIA Corp.	1,074,000	19,235,340

		74,467,709

Software — 3.3%
CA, Inc.	201,700	6,246,649
Citrix Systems, Inc.*	114,600	6,581,478
Intuit, Inc.	42,300	3,287,979
Microsoft Corp.	899,200	36,858,208
Oracle Corp.	379,800	15,537,618
Red Hat, Inc.*	166,200	8,805,276
Symantec Corp.	525,900	10,502,223

		87,819,431

Specialty Retail — 3.1%
Bed Bath & Beyond, Inc.*(a)	198,200	13,636,160
Best Buy Co., Inc.	151,000	3,987,910
GameStop Corp. (Class A Stock)	621,700	25,551,870
Gap, Inc. (The)	171,300	6,862,278
Home Depot, Inc. (The)	355,500	28,130,715
PetSmart, Inc.(a)	59,200	4,078,288

		82,247,221

Technology Hardware, Storage & Peripherals — 4.1%
Apple, Inc.	101,900	54,693,806
Hewlett-Packard Co.	750,500	24,286,180
NetApp, Inc.	63,400	2,339,460
Western Digital Corp.	300,700	27,610,274

		108,929,720

Textiles, Apparel & Luxury Goods — 0.3%
Fossil Group, Inc.*	76,300	8,897,343

TOTAL LONG-TERM INVESTMENTS (cost $2,296,668,944)		2,577,941,986

SHORT-TERM INVESTMENT — 5.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $144,596,728; includes $74,351,853 of cash collateral for securities on loan)(b)(w)	144,596,728	144,596,728

TOTAL INVESTMENTS — 102.6% (cost $2,441,265,672)		2,722,538,714
Liabilities in excess of other assets(x) — (2.6)%		(69,404,123)

NET ASSETS — 100.0%		$2,653,134,591

AST AQR LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

The following abbreviation is used in the Portfolio descriptions:

REIT	Real Estate Investment Trust
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $73,148,267; cash collateral of $74,351,853 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at March 31, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation(1)(2)
Long Position:
627	S&P 500 E-Mini	Jun. 2014	$58,265,355	$58,455,210	$189,855

(1)	Cash of $2,711,775 has been segregated to cover requirement for open futures contracts as of March 31, 2014.

(2)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2014.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$71,523,961	$—	$—
Air Freight & Logistics	4,177,602	—	—
Auto Components	16,813,394	—	—
Automobiles	16,040,844	—	—
Banks	181,286,455	—	—
Beverages	46,920,334	—	—
Biotechnology	76,912,062	—	—
Capital Markets	32,056,796	—	—
Chemicals	66,710,886	—	—
Communications Equipment	42,683,591	—	—
Consumer Finance	31,591,343	—	—
Containers & Packaging	22,148,064	—	—
Diversified Consumer Services	7,867,489	—	—
Diversified Financial Services	44,021,693	—	—
Diversified Telecommunication Services	46,853,838	—	—
Electric Utilities	33,145,521	—	—
Electrical Equipment	7,049,530	—	—
Electronic Equipment, Instruments & Components	28,808,283	—	—
Energy Equipment & Services	17,761,941	—	—
Food & Staples Retailing	49,253,430	—	—
Food Products	86,796,148	—	—
Health Care Equipment & Supplies	110,167,694	—	—
Health Care Providers & Services	111,789,654	—	—
Hotels, Restaurants & Leisure	20,924,696	—	—
Household Products	48,999,704	—	—
Independent Power and Renewable Electricity Producers	4,356,828	—	—
Industrial Conglomerates	39,545,712	—	—
Insurance	105,490,716	—	—
Internet & Catalog Retail	14,766,367	—	—

AST AQR LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Level 1	Level 2	Level 3
Internet Software & Services	$110,761,268	$—	$—
IT Services	87,184,688	—	—
Life Sciences Tools & Services	6,268,632	—	—
Machinery	54,903,108	—	—
Media	79,199,541	—	—
Metals & Mining	5,138,221	—	—
Multiline Retail	21,562,292	—	—
Multi-Utilities	26,190,093	—	—
Oil, Gas & Consumable Fuels	206,447,209	—	—
Pharmaceuticals	168,197,899	—	—
Professional Services	6,233,295	—	—
Real Estate Investment Trusts (REITs)	48,772,700	—	—
Road & Rail	8,257,040	—	—
Semiconductors & Semiconductor Equipment	74,467,709	—	—
Software	87,819,431	—	—
Specialty Retail	82,247,221	—	—
Technology Hardware, Storage & Peripherals	108,929,720	—	—
Textiles, Apparel & Luxury Goods	8,897,343	—	—
Affiliated Money Market Mutual Fund	144,596,728	—	—
Other Financial Instruments*
Futures Contracts	189,855	—	—

Total	$2,722,728,569	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST BALANCED ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 90.0%
AFFILIATED MUTUAL FUNDS
AST AQR Emerging Markets Equity Portfolio*	2,231,658	$22,361,210
AST AQR Large-Cap Portfolio*	77,534,981	931,195,127
AST ClearBridge Dividend Growth Portfolio* .	38,322,464	461,402,465
AST Federated Aggressive Growth Portfolio*	6,318,399	88,583,959
AST Goldman Sachs Large-Cap Value Portfolio*	9,562,398	232,748,771
AST Goldman Sachs Mid-Cap Growth Portfolio*	1,015,004	7,176,081
AST Goldman Sachs Small-Cap Value Portfolio*	3,946,462	67,602,890
AST Herndon Large-Cap Value Portfolio*	13,512,489	175,527,234
AST High Yield Portfolio*	19,617,096	165,568,289
AST International Growth Portfolio*	44,358,191	616,578,858
AST International Value Portfolio*	33,986,541	618,215,174
AST Jennison Large-Cap Growth Portfolio*	11,361,673	217,576,046
AST Jennison Large-Cap Value Portfolio*	10,346,830	175,275,299
AST Large-Cap Value Portfolio*	8,463,634	176,889,950
AST Loomis Sayles Large-Cap Growth Portfolio*	11,165,644	325,701,838
AST Lord Abbett Core Fixed-Income Portfolio*	19,643,210	226,093,351
AST MFS Growth Portfolio*	21,424,329	326,292,536
AST MFS Large-Cap Value Portfolio*	12,572,665	175,765,856
AST Mid-Cap Value Portfolio*	984,555	18,135,502
AST Money Market Portfolio*	50,362,426	50,362,426
AST Neuberger Berman Core Bond Portfolio*	13,639,004	142,936,758
AST Neuberger Berman Mid-Cap Growth Portfolio*	844,079	27,381,917
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	731,784	18,309,244
AST Parametric Emerging Markets Equity Portfolio*	2,170,566	19,621,919
AST PIMCO Limited Maturity Bond Portfolio*	8,309,666	86,005,039
AST PIMCO Total Return Bond Portfolio*	63,009,444	784,467,577
AST Prudential Core Bond Portfolio*	89,338,129	963,065,030
AST QMA Emerging Markets Equity Portfolio*	1,483,123	14,223,147
AST QMA Large-Cap Portfolio*	76,915,024	934,517,542
AST Small-Cap Growth Portfolio*	3,994,311	124,263,014
AST Small-Cap Value Portfolio*	8,035,285	168,660,624
AST T. Rowe Price Equity Income Portfolio*	18,527,939	231,784,512
AST T. Rowe Price Large-Cap Growth Portfolio*	10,549,596	217,321,672
AST T. Rowe Price Natural Resources Portfolio*	416,051	9,739,760
AST Templeton Global Bond Portfolio*	23,137	251,504
AST Western Asset Core Plus Bond Portfolio*	65,602,719	711,133,477
AST Western Asset Emerging Markets Debt Portfolio*	9,437,553	93,243,023

	Shares	Value
TOTAL LONG-TERM INVESTMENTS (cost $8,257,501,775)(w)		$9,625,978,621

SHORT-TERM INVESTMENTS — 9.4%
AFFILIATED MONEY MARKET MUTUAL FUND — 9.1%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund
(cost $973,778,498)(w)	973,778,498	973,778,498

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.3%
U.S. Treasury Bills (cost $35,496,105)
0.030%	06/19/14	35,500	35,498,261

TOTAL SHORT-TERM INVESTMENTS (cost $1,009,274,603)			1,009,276,759

TOTAL INVESTMENTS — 99.4% (cost $9,266,776,378)			10,635,255,380
Other assets in excess of liabilities(x) — 0.6%			68,402,065

NET ASSETS — 100.0%			$10,703,657,445

The following abbreviations are used in the Portfolio descriptions:

CAC	French Stock Market Index
DAX	German Stock Index
FTSE	Financial Times Stock Exchange
STOXX	Stock Index of Eurozone
TOPIX	Tokyo Stock Price Index
*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown is the effective yield at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Financial futures contracts open at March 31, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)
Long Positions:
819	2Year U.S. Treasury Notes	Jun. 2014	$180,026,432	$179,821,688	$(204,744)
1,813	10 Year U.S. Treasury Notes	Jun. 2014	224,816,588	223,905,500	(911,088)
200	CAC40 10 Euro	Apr. 2014	11,725,240	12,098,585	373,345
39	DAX Index.	Jun. 2014	12,274,671	12,876,738	602,067
851	Euro STOXX 50	Jun. 2014	34,381,696	36,343,973	1,962,277
294	FTSE 100 Index.	Jun. 2014	31,828,393	32,072,237	243,844
368	Russell 2000 Mini Index	Jun. 2014	43,298,880	43,074,400	(224,480)
4,038	S&P 500 E-Mini	Jun. 2014	370,062,510	376,462,740	6,400,230
140	S&P 500 Index	Jun. 2014	64,391,250	65,261,000	869,750
273	TOPIX Index	Jun. 2014	32,353,204	31,818,922	(534,282)

					$8,576,919

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$10,599,757,119	$—	$—
U.S. Treasury Obligation	—	35,498,261	—
Other Financial Instruments*
Futures	8,576,919	—	—

Total	$10,608,334,038	$35,498,261	$—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2014 categorized by risk exposure:

Derivative Fair Value at 03/31/14
Equity contracts.	$9,692,751
Interest rate contracts	(1,115,832)

Total	$8,576,919

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 72.3%
COMMON STOCKS — 21.0%
Aerospace & Defense — 0.1%
Boeing Co. (The)	13,400	$1,681,566
Raytheon Co.	6,925	684,121
Rockwell Collins, Inc.(a)	10,900	868,403

		3,234,090

Airlines — 0.3%
American Airlines Group, Inc.*(a)	15,386	563,128
Delta Air Lines, Inc.	59,373	2,057,274
Southwest Airlines Co.	5,961	140,739
United Continental Holdings, Inc.*	70,087	3,127,983

		5,889,124

Auto Components — 0.4%
BorgWarner, Inc.	21,700	1,333,899
Goodyear Tire & Rubber Co. (The)(a)	193,309	5,051,164
TRW Automotive Holdings Corp.*(a)	39,598	3,231,989

		9,617,052

Banks — 2.4%
Bank of America Corp.	341,586	5,875,279
BNP Paribas SA (France)	53,072	4,091,828
Citigroup, Inc.	210,747	10,031,557
JPMorgan Chase & Co.	168,011	10,199,948
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,145,700	6,309,124
Sberbank of Russia (Russia), ADR	478,478	4,674,730
SunTrust Banks, Inc.	66,200	2,634,098
U.S. Bancorp.	115,175	4,936,401
UniCredit SpA (Italy)	476,097	4,352,043

		53,105,008

Beverages — 0.3%
Anheuser-Busch InBev NV (Belgium)	71,956	7,578,109

Biotechnology — 0.4%
Alkermes PLC*	68,672	3,027,748
Amgen, Inc.	16,900	2,084,446
Biogen Idec, Inc.*	10,770	3,294,220

		8,406,414

Capital Markets — 0.7%
American Capital Ltd.*	348,570	5,503,920
Credit Suisse Group AG (Switzerland)*	210,972	6,828,759
Goldman Sachs Group, Inc. (The)	16,552	2,712,045
Uranium Participation Corp. (Canada)*	8,500	42,981

		15,087,705

Chemicals — 0.3%
Advanced Emissions Solutions, Inc.*	2,840	69,694
Cabot Corp.	14,030	828,612
Dow Chemical Co. (The)	24,200	1,175,878
Ecolab, Inc.	32,862	3,548,767
Huntsman Corp.	65,089	1,589,473

		7,212,424

Commercial Services & Supplies — 0.1%
Tyco International Ltd.	31,575	1,338,780

Communications Equipment — 0.2%
Brocade Communications Systems, Inc.*	90,200	957,022
Cisco Systems, Inc.	164,300	3,681,963

		4,638,985

	Shares	Value
COMMON STOCKS (Continued)
Consumer Finance — 0.4%
Capital One Financial Corp.	59,644	$4,602,131
Discover Financial Services	76,050	4,425,349

		9,027,480

Containers & Packaging — 0.1%
Packaging Corp. of America	34,513	2,428,680

Diversified Financial Services
NASDAQ OMX Group, Inc. (The)	10,700	395,258

Diversified Telecommunication Services
Level 3 Communications, Inc.*	16,340	639,548

Electric Utilities — 0.2%
Enel SpA (Italy)	866,680	4,902,125

Electrical Equipment — 0.2%
Mitsubishi Electric Corp. (Japan)	369,000	4,153,758

Electronic Equipment, Instruments & Components — 0.1%
Avnet, Inc.	23,900	1,112,067
TE Connectivity Ltd. (Switzerland)	25,500	1,535,355

		2,647,422

Energy Equipment & Services — 0.4%
Halliburton Co.	40,100	2,361,489
Oceaneering International, Inc.	17,475	1,255,753
Schlumberger Ltd.	47,800	4,660,500

		8,277,742

Food & Staples Retailing — 0.2%
CVS Caremark Corp.	71,825	5,376,819
Safeway, Inc.	5,630	207,972

		5,584,791

Food Products — 0.4%
BRF SA (Brazil)	141,200	2,827,111
Kraft Foods Group, Inc.	103,897	5,828,622

		8,655,733

Health Care Equipment & Supplies — 0.1%
Medtronic, Inc.	44,500	2,738,530

Health Care Providers & Services — 0.6%
Aetna, Inc.	41,300	3,096,261
Envision Healthcare Holdings, Inc.*	84,036	2,842,938
McKesson Corp.	19,850	3,504,915
UnitedHealth Group, Inc.(a)	31,100	2,549,889
Universal Health Services, Inc. (Class B Stock)	24,568	2,016,296

		14,010,299

Hotels, Restaurants & Leisure — 0.3%
Marriott International, Inc. (Class A Stock)(a)	106,943	5,990,947

Household Durables — 0.4%
Newell Rubbermaid, Inc.	205,498	6,144,390
Whirlpool Corp.	14,030	2,096,924

		8,241,314

Industrial Conglomerates — 0.5%
3M Co.	38,575	5,233,085
Danaher Corp.	68,005	5,100,375
General Electric Co.	30,625	792,881

		11,126,341

Insurance — 0.7%
Allied World Assurance Co. Holdings AG	5,100	526,269

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
American Financial Group, Inc.	8,500	$490,535
American International Group, Inc.	129,466	6,474,594
Genworth Financial, Inc. (Class A Stock)*	117,900	2,090,367
Hartford Financial Services Group, Inc. (The)	123,673	4,361,947
Travelers Cos., Inc. (The)	23,725	2,018,997

		15,962,709

Internet Software & Services — 0.9%
AOL, Inc.*	21,900	958,563
Demandware, Inc.*	38,464	2,464,004
Google, Inc. (Class A Stock)*	6,410	7,144,009
MercadoLibre, Inc. (Argentina)	31,261	2,973,234
VeriSign, Inc.*(a)	32,900	1,773,639
Yahoo!, Inc.*	23,300	836,470
Yandex NV (Russia)*	100,922	3,046,835

		19,196,754

IT Services — 0.7%
Accenture PLC (Class A Stock)	89,169	7,108,553
Cognizant Technology Solutions Corp. (Class A Stock)*	35,800	1,811,838
MasterCard, Inc. (Class A Stock)	61,900	4,623,930
Total System Services, Inc.	34,158	1,038,745

		14,583,066

Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc.	49,125	2,747,070

Machinery — 0.5%
Cummins, Inc.	5,350	797,097
Ingersoll-Rand PLC	24,400	1,396,656
Kennametal, Inc.	13,700	606,910
Makita Corp. (Japan)	69,400	3,820,721
Oshkosh Corp.	10,000	588,700
Parker Hannifin Corp.	14,670	1,756,146
WABCO Holdings, Inc.*	11,700	1,235,052

		10,201,282

Media — 1.7%
CBS Outdoor Americas, Inc.*	743	21,733
Comcast Corp. (Class A Stock)	105,675	5,285,863
DIRECTV*	99,600	7,611,432
Discovery Communications, Inc. (Class A Stock)*	62,443	5,164,036
Grupo Televisa SAB (Mexico), ADR	214,135	7,128,554
Time Warner, Inc.	176,085	11,503,633
Twenty-First Century Fox, Inc. (Class A Stock)	51,023	1,631,205

		38,346,456

Metals & Mining
Vale SA (Brazil), ADR	54,600	755,118

Multiline Retail — 0.1%
Macy’s, Inc.	22,200	1,316,238

Oil, Gas & Consumable Fuels — 1.4%
Apache Corp.	67,490	5,598,295
BP PLC (United Kingdom), ADR	42,100	2,025,010
Chevron Corp.	59,807	7,111,650
Exxon Mobil Corp.	7,875	769,230
Marathon Petroleum Corp.	32,155	2,798,771
PBF Energy, Inc. (Class A Stock)(a)	40,063	1,033,625

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	212,265	$7,755,644
Suncor Energy, Inc. (Canada)	102,375	3,579,030
Tesoro Corp.	19,072	964,852

		31,636,107

Paper & Forest Products — 0.3%
Ainsworth Lumber Co. Ltd. (Canada)*	5,735	20,647
Domtar Corp.	19,175	2,151,819
Louisiana-Pacific Corp.*(a)	272,732	4,600,989
Newpage Holdings, Inc.(a)	3,500	294,000

		7,067,455

Pharmaceuticals — 2.3%
Actavis PLC*	37,161	7,649,592
AstraZeneca PLC (United Kingdom)	156,717	10,159,429
Bristol-Myers Squibb Co.	19,925	1,035,104
Eli Lilly & Co.	28,375	1,670,153
Johnson & Johnson	9,600	943,008
Merck & Co., Inc.	89,450	5,078,077
Novo Nordisk A/S (Denmark) (Class B Stock)	108,344	4,933,148
Pfizer, Inc.	160,250	5,147,230
Roche Holding AG (Switzerland)	33,858	10,183,260
Teva Pharmaceutical Industries Ltd. (Israel), ADR	85,687	4,527,701

		51,326,702

Real Estate Investment Trusts (REITs)
Crown Castle International Corp.	8,661	639,009

Road & Rail — 0.3%
Norfolk Southern Corp.	5,500	534,435
Union Pacific Corp.	27,770	5,211,318

		5,745,753

Semiconductors & Semiconductor Equipment — 0.1%
Applied Materials, Inc.	100,620	2,054,660
Intel Corp.	4,850	125,179

		2,179,839

Software — 0.6%
Activision Blizzard, Inc.	32,000	654,080
Microsoft Corp.	247,609	10,149,493
Oracle Corp.	65,400	2,675,514
Symantec Corp.	39,100	780,827

		14,259,914

Specialty Retail — 0.5%
AutoZone, Inc.*(a)	8,395	4,508,955
Lowe’s Cos., Inc.	93,500	4,572,150
Ross Stores, Inc.	35,900	2,568,645

		11,649,750

Technology Hardware, Storage & Peripherals — 0.6%
Apple, Inc.	6,840	3,671,301
EMC Corp.	139,400	3,820,954
NetApp, Inc.	31,896	1,176,962
Nokia OYJ (Finland)*	419,767	3,088,417
Western Digital Corp.	24,700	2,267,954

		14,025,588

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods — 0.5%
Cie Financiere Richemont SA (Switzerland)	71,531	$6,833,941
Coach, Inc.(a)	107,904	5,358,513

		12,192,454

Tobacco — 0.6%
Imperial Tobacco Group PLC (United Kingdom)	315,371	12,752,767

Trading Companies & Distributors
HD Supply Holdings, Inc.*	23,980	627,077
MRC Global, Inc.*	15,100	407,096

		1,034,173

TOTAL COMMON STOCKS (cost $413,045,303)		472,545,863

EXCHANGE TRADED FUNDS — 6.4%
Financial Select Sector SPDR Fund(a)	4,488,987	100,283,970
Health Care Select Sector SPDR Fund(a)	750,058	43,870,892

TOTAL EXCHANGE TRADED FUNDS (cost $107,312,724)		144,154,862

PREFERRED STOCKS — 0.5%
Auto Components
Goodyear Tire & Rubber Co. (The), 5.875%	2,270	164,371

Consumer Finance — 0.3%
Ally Financial, Inc., Series A, 8.500%	8,308	227,224
Ally Financial, Inc., 7.000%	751	6,496,150

		6,723,374

Diversified Financial Services — 0.2%
GMAC Capital Trust I, Series 2, 8.125%	159,707	4,360,001
RBS Capital Funding Trust VII (Netherlands), 6.080%	14,930	332,193

		4,692,194

Oil, Gas & Consumable Fuels
Chesapeake Energy Corp., 5.750%	348	410,080

TOTAL PREFERRED STOCKS (cost $10,942,744)		11,990,019

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 3.3%
Collateralized Loan Obligations — 0.1%
ALM VIII Ltd. (Cayman Islands),
Series 2013-8A, Class B, 144A
2.991%(c)	01/20/26	250	245,722
Series 2013-8A, Class C, 144A
3.441%(c)	01/20/26	250	235,942
Series 2013-8A, Class D, 144A
4.741%(c)	01/20/26	250	229,856
Battalion CLO Ltd. (Cayman Islands),
Series 2013-4A, Class C, 144A
3.587%(c)	10/22/25	250	238,498
Figueroa CLO Ltd. (Cayman Islands),
Series 2013-1A, Class C, 144A
3.887%(c)	03/21/24	250	243,783
Flatiron CLO Ltd. (Cayman Islands),
Series 2013-1A, Class C, 144A
3.890%(c)	01/17/26	500	484,371

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
OZLM Funding III Ltd. (Cayman Islands),
Series 2013-3A, Class A1, 144A
1.571%(c)	01/22/25	250	$248,221

			1,926,393

Non-Residential Mortgage-Backed Securities — 2.5%
Access Group, Inc.,
Series 2004-A, Class A2
0.498%(c)	04/25/29	343	337,739
Series 2005-A, Class A2
0.458%(c)	04/27/26	787	782,546
Series 2007-1, Class A2
0.269%(c)	04/25/17	604	601,689
American Express Credit Account Master Trust,
Series 2005-2, Class C, 144A
0.645%(c)	10/16/17	600	599,361
Series 2012-2, Class C, 144A
1.290%	03/15/18	510	510,935
AmeriCredit Automobile Receivables Trust,
Series 2010-1, Class C
5.190%	08/17/15	138	138,690
Series 2010-1, Class D
6.650%	07/17/17	635	639,746
Series 2010-2, Class D
6.240%	06/08/16	900	920,847
Series 2010-4, Class C
2.760%	05/09/16	768	774,476
Series 2010-4, Class D
4.200%	11/08/16	400	414,029
Series 2011-1, Class B
2.190%	02/08/16	111	110,944
Series 2011-2, Class D
4.000%	05/08/17	300	310,021
Series 2011-3, Class C
2.860%	01/09/17	400	406,388
Series 2012-5, Class B
1.120%	11/08/17	1,100	1,104,113
Bank One Issuance Trust,
Series 2004-C2, Class C2
0.955%(c)	02/15/17	800	800,732
Carfinance Capital Auto Trust,
Series 2013-1A, Class A, 144A
1.650%	07/17/17	304	304,730
Series 2013-2A, Class A, 144A
1.750%	11/15/17	398	398,773
CFC LLC,
Series 2014-1A, Class A, 144A
1.700%	12/17/18	400	399,952
CPS Auto Receivables Trust,
Series 2011-B, Class B, 144A
5.680%	09/17/18	167	173,705
Dryden Senior Loan Fund (Cayman Islands),
Series 2014-31A, Class E, 144A
4.520%(c)	04/18/26	500	450,000
DT Auto Owner Trust,
Series 2011-2A, Class D, 144A
4.360%	12/15/16	122	122,508
Series 2012-2A, Class C, 144A
2.720%	04/17/17	100	100,585

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Series 2012-2A, Class D, 144A
4.350%	03/15/19	500	$512,497
Exeter Automobile Receivables Trust,
Series 2013-1A, Class B, 144A
2.410%	05/15/18	400	403,493
Series 2014-1A, Class A, 144A
1.290%	05/15/18	2,313	2,315,707
First Investors Auto Owner Trust,
Series 2013-1A, Class A2, 144A
0.900%	10/15/18	311	311,116
Series 2013-3A, Class A2, 144A
0.890%	09/15/17	1,500	1,501,770
KeyCorp Student Loan Trust,
Series 2005-A, Class 2A3
0.476%(c)	09/28/26	89	88,584
Series 2006-A, Class 2A3
0.436%(c)	06/27/29	1,071	1,056,771
Prestige Auto Receivables Trust,
Series 2013-1A, Class A2, 144A
1.090%	02/15/18	873	874,815
Santander Consumer Acquired Receivables Trust,
Series 2011-WO, Class C, 144A
3.190%	10/15/15	1,361	1,367,385
Santander Drive Auto Receivables Trust,
Series 2010-2, Class C
3.890%	07/17/17	264	267,538
Series 2010-3, Class C
3.060%	11/15/17	1,899	1,933,660
Series 2010-B, Class C, 144A
3.020%	10/17/16	892	896,229
Series 2011-1, Class C
3.110%	05/16/16	700	709,556
Series 2011-1, Class D
4.010%	02/15/17	2,000	2,071,008
Series 2011-3, Class B
2.500%	12/15/15	67	66,993
Series 2011-3, Class D
4.230%	05/15/17	400	419,162
Series 2011-4, Class B
2.900%	05/16/16	1,026	1,030,955
Series 2012-1, Class C
3.780%	11/15/17	2,300	2,368,315
Series 2012-2, Class B
2.090%	08/15/16	1,630	1,641,058
Series 2012-2, Class D
3.870%	02/15/18	300	313,521
Series 2012-3, Class D
3.640%	05/15/18	200	209,181
Series 2012-4, Class B
1.830%	03/15/17	500	505,583
Series 2012-4, Class C
2.940%	12/15/17	2,700	2,781,513
Series 2012-6, Class C
1.940%	03/15/18	900	909,969
Series 2013-1, Class C
1.760%	01/15/19	500	502,085
Series 2013-3, Class C
1.810%	04/15/19	450	451,515
Series 2013-A, Class B, 144A

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
1.890%	10/15/19	400	$404,161
Series 2013-A, Class C, 144A
3.120%	10/15/19	700	719,420
Series 2014-1, Class B
1.590%	10/15/18	690	690,834
Series 2014-1, Class C
2.360%	04/15/20	480	484,136
SLM Private Credit Student Loan Trust,
Series 2003-A, Class A2
0.673%(c)	09/15/20	2,302	2,271,233
Series 2003-B, Class A2
0.643%(c)	03/15/22	1,928	1,886,853
Series 2004-A, Class A2
0.433%(c)	03/16/20	744	740,467
Series 2004-B, Class A2
0.433%(c)	06/15/21	1,461	1,447,549
Series 2005-A, Class A2
0.373%(c)	12/15/20	229	228,889
Series 2005-B, Class A2
0.423%(c)	03/15/23	1,291	1,274,114
Series 2006-C, Class A3
0.363%(c)	06/15/21	165	164,703
SLM Private Education Loan Trust,
Series 2009-CT, Class 1A, 144A
2.350%(c)	04/15/39	78	77,647
Series 2010-A, Class 1A, 144A
3.200%(c)	05/16/44	655	680,213
Series 2011-C, Class A1, 144A
1.555%(c)	12/15/23	639	643,920
Series 2012-A, Class A1, 144A
1.555%(c)	08/15/25	1,155	1,169,740
Series 2012-B, Class A1, 144A
1.255%(c)	12/15/21	541	543,581
Series 2012-D, Class A1, 144A
1.205%(c)	06/15/23	776	781,448
Series 2012-E, Class A1, 144A
0.905%(c)	10/16/23	2,139	2,142,569
Series 2013-A, Class A1, 144A
0.755%(c)	08/15/22	1,016	1,017,743
Series 2013-B, Class A1, 144A
0.805%(c)	07/15/22	1,393	1,396,058
Series 2013-C, Class A1, 144A
1.005%(c)	02/15/22	965	969,885

			55,647,651

Residential Mortgage-Backed Securities — 0.7%
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-BO1, Class 2A1
0.474%(c)	10/25/34	100	100,072
Series 2006-HE1, Class 1A3
0.484%(c)	12/25/35	1,900	1,869,923
Countrywide Asset-Backed Certificates,
Series 2004-6, Class 2A5
0.544%(c)	11/25/34	204	197,828
Series 2004-15, Class MV2
0.694%(c)	05/25/35	312	305,628
Series 2005-BC3, Class M1
0.674%(c)	06/25/35	165	163,834
Series 2005-BC5, Class 3A3

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
0.524%(c)	01/25/36	103	$101,321
First Franklin Mortgage Loan Trust,
Series 2005-FF4, Class M1
0.584%(c)	05/25/35	444	441,661
GSAMP Trust,
Series 2004-SEA2, Class A2B
0.704%(c)	03/25/34	7	7,147
HLSS Servicer Advance Receivables Backed Notes,
Series 2012-T2, Class A2, 144A
1.990%	10/15/45	200	201,400
Series 2013-T2, Class A2, 144A
1.147%	05/16/44	2,500	2,491,500
Series 2013-T2, Class B2, 144A
1.495%	05/16/44	400	398,680
Series 2013-T6, Class AT6, 144A
1.287%	09/15/44	300	300,450
HLSS Servicer Advance Receivables Trust,
Series 2012-T2, Class B2, 144A
2.480%	10/15/45	200	201,880
Series 2013-T1, Class A2, 144A
1.495%	01/16/46	1,600	1,596,800
Series 2014-T1, Class AT1, 144A
1.244%	01/17/45	200	200,120
Series 2014-T1, Class BT1, 144A
1.542%	01/17/45	300	300,090
Home Equity Asset Trust,
Series 2005-5, Class M1
0.634%(c)	11/25/35	1,346	1,333,302
IXIS Real Estate Capital Trust,
Series 2005-HE2, Class M3
0.874%(c)	09/25/35	94	92,927
JPMorgan Mortgage Acquisition Corp.,
Series 2005-OPT2, Class A1B
0.444%(c)	12/25/35	170	164,738
Nationstar Mortgage Advance Receivables Trust,
Series 2013-T2A, Class A2, 144A
1.679%	06/20/46	780	776,342
Park Place Securities, Inc.,
Series 2005-WHQ2, Class A1B
0.424%(c)	05/25/35	2,113	2,099,642
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-MHQ1, Class M1
1.204%(c)	12/25/34	96	95,858
Series 2004-WWF1, Class M2
1.174%(c)	12/25/34	398	397,381
Series 2005-WCW3, Class A2C
0.534%(c)	08/25/35	167	163,925
Residential Asset Mortgage Products, Inc.,
Series 2005-RZ3, Class A2
0.424%(c)	09/25/35	18	17,744
Trade MAPS 1 Ltd. (Ireland),
Series 2013-1A, Class A, 144A
0.870%(c)	12/10/18	1,580	1,584,930

			15,605,123

TOTAL ASSET-BACKED SECURITIES
(cost $73,050,732)			73,179,167

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) — 1.6%
Aerospace & Defense — 0.1%
Accudyne Industries Borrower SCA (Luxembourg),
Refinancing Term Loan
4.000%	12/13/19	340	$339,225
Sequa Corp.,
Initial Term Loan
5.250%	06/19/17	1,453	1,418,145

			1,757,370

Airlines
Northwest Air,
Participation Loan B757-200
1.562%	09/10/18	241	228,111
Participation Loan B757-300
1.562%	03/10/17	119	112,279
2.182%	03/10/17	261	252,195

			592,585

Auto Parts & Equipment — 0.1%
Federal-Mogul Corp.,
Tranche Term Loan B
2.100%	12/27/14	1,145	1,140,291
Tranche Term Loan C
2.100%	12/27/15	671	668,392
Schaeffler AG,
Facility C (USD)
4.250%	01/27/17	175	175,625

			1,984,308

Chemicals
Oxea Finance LLC,
Term Loan (Second Lien)
8.250%	07/15/20	225	229,570

Coal
Arch Coal, Inc.,
Term Loan
6.250%	05/14/18	344	338,911

Commercial Services & Supplies — 0.1%
Brand Energy & Infrastructure Services, Inc.,
Initial Term Loan
4.750%	11/18/20	316	316,269
Coinmach Service Corp.,
Initial Term Loan (First Lien)
4.250%	11/02/19	488	487,429
Interactive Data Corp.,
Refinanced Term Loan
3.750%	02/11/18	214	213,528
ServiceMaster Co. (The),
Tranche Term Loan C
4.250%	01/31/17	30	29,773
Weather Co. (The),
Term Loan (Second Lien)
7.000%	06/26/20	110	106,700

			1,153,699

Computer Services & Software — 0.1%
First Data Corp.,
2018 Dollar Term Loan
4.150%	03/24/18	270	270,480

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Computer Services & Software (cont’d.)
Infor (US), Inc.,
Tranche Term Loan B-5
3.750%	06/03/20	788	$785,512
Kronos, Inc.,
Initial Term Loan (Second Lien)
9.750%	04/23/20	649	670,635
Zayo Group LLC,
Term Loan
4.000%	03/31/19	819	819,115

			2,545,742

Containers & Packaging
Ardagh Packaging,
Dollar Term Loan
4.000%	12/17/19	185	185,231
4.750%	12/05/19	170	170,070

			355,301

Diversified Financial Services
KCG Holdings, Inc.,
Term Loan
5.750%	11/21/17	38	37,898

Electric
American Energy Partners,
Term Loan (Second Lien)
11.000%	09/30/18	65	64,350

Energy–Alternate Sources
Sandy Creek Energy Associates LP,
Term Loan
5.000%	11/04/20	239	239,220

Health Care Providers & Services — 0.1%
CHS/Community Health Systems, Inc.,
2021 Term Loan D
4.250%	01/27/21	798	804,229
LHP Operations Co. LLC,
Term Loan
9.000%	06/20/18	129	125,636
Truven Health Analytics, Inc.,
New Tranche Term Loan B
4.500%	05/24/19	285	285,214

			1,215,079

Hotels, Restaurants & Leisure — 0.5%
Caesars Entertainment Resort Property,
Term Loan B
7.000%	10/11/20	6,125	6,199,003
Hilton Worldwide Finance LLC,
Initial Term Loan
3.750%	09/23/20	2,357	2,359,662
La Quinta Worldwide LLC,
Term Loan
4.000%	02/19/21	1,230	1,228,463
Las Vegas Sands LLC,
Term Loan B
3.250%	12/19/20	554	552,488
MGM Resorts International,
Term Loan B
3.500%	12/27/19	284	283,127

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Station Casinos LLC,
Term Loan B
4.250%	03/01/20	827	$827,683

			11,450,426

Insurance
Alliant Insurance Services (The),
Initial Term Loan
4.250%	12/03/19	273	273,430

Machinery
Gardner Denver, Inc.,
Initial Dollar Term Loan
4.250%	07/30/20	358	357,637

Manufacturing
Wilsonart LLC,
Initial Term Loan
4.000%	10/18/19	425	423,033

Media — 0.2%
Cengage Learning Acquisitions, Inc.,
Original Term Loan
4.750%	07/03/14	69	65,056
4.750%	02/20/20	1,525	1,541,520
Clear Channel Communications, Inc.,
Tranche Term Loan B
3.803%	01/29/16	102	100,704
Tranche Term Loan C
3.803%	01/29/16	63	61,837
Tranche Term Loan D
6.913%	01/22/19	1,101	1,076,503
Tribune Co.,
Initial Term Loan
4.000%	11/05/20	469	468,591

			3,314,211

Metals & Mining — 0.1%
Fortescue Metals Group Ltd.,
Loan
4.250%	06/30/19	898	904,629
Rexnord LLC/RBS Global, Inc.,
Term Loan B
4.000%	08/21/20	201	201,489

			1,106,118

Office Equipment
CDW LLC/CDW Finance Corp.,
Term Loan
3.250%	04/29/20	537	532,049

Oil, Gas & Consumable Fuels — 0.1%
American Energy-Utica LLC,
Loan (Second Lien)
11.000%	09/30/18	767	813,458
Chesapeake Energy Corp.,
Loan
5.750%	12/02/17	620	633,466

			1,446,924

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Pharmaceuticals — 0.1%
Grifols Worldwide Operations Ltd.,
U.S. Tranche B Term Loam
3.154%	03/03/21	1,045	$1,043,694
Mallinckrodt Pharmaceuticals,
Term Loan
3.500%	02/24/21	400	400,062

			1,443,756

Real Estate
Realogy Corp.,
Extended Synthetic Commitment
4.400%	10/10/16	29	29,425

Real Estate Investment Trusts (REITs)
iStar Financial, Inc.,
Loan
4.500%	10/08/17	135	135,471

Retail & Merchandising
BJ’s Wholesale Club, Inc.,
2013 (November) Replacement Loan (Second Lien)
8.500%	03/31/20	240	245,300
Neiman Marcus Group Ltd., Inc.,
Other Term Loan
4.250%	10/25/20	574	578,069

			823,369

Telecommunications — 0.1%
Alcatel-Lucent USA, Inc.,
U.S. Term Loan
4.500%	01/30/19	1,094	1,098,153
Intelsat Jackson Holdings SA (Luxembourg),
Tranche Term Loan B-2
3.750%	06/30/19	829	830,523
Virgin Media Investment Holdings Ltd.,
Facility B
3.500%	02/07/20	375	373,999

			2,302,675

Trading Companies & Distributors
HD Supply Holdings, Inc.,
Term Loan 2014
4.000%	10/12/17	619	621,601

Transportation
Ceva Group PLC,
Term Loan
4.808%	03/12/21	779	775,721

TOTAL BANK LOANS
(cost $34,758,999)			35,549,879

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.9%
Banc of America Commercial Mortgage Trust,
Series 2006-5, Class AM
5.448%	09/10/47	270	289,206
Series 2006-6, Class A4
5.356%	10/10/45	624	663,462
Series 2007-4, Class A4
5.825%(c)	02/10/51	508	565,375
Series 2007-5, Class A4
5.492%	02/10/51	550	598,578

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED
SECURITIES (Continued)
Banc of America Merrill Lynch Commercial Mortgage, Inc.,
Series 2005-6, Class A4
5.184%(c)	09/10/47	830	$876,059
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PW10, Class AM
5.449%(c)	12/11/40	400	424,989
Series 2005-PWR8, Class A4
4.674%	06/11/41	2,324	2,404,595
Series 2005-PWR9, Class A4B
4.943%	09/11/42	500	524,963
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2007-CD5, Class A4
5.886%(c)	11/15/44	448	502,321
COMM Mortgage Trust,
Series 2006-C7, Class AM
5.779%(c)	06/10/46	470	505,859
Series 2013-CR7, Class A4
3.213%	03/10/46	170	165,919
Commercial Mortgage Pass-Through Certificates,
Series 2013-CR12, Class A4
4.046%	10/10/46	270	278,897
Series 2013-LC6, Class AM
3.282%	01/10/46	190	184,407
Commercial Mortgage Trust,
Series 2007-GG9, Class AM
5.475%	03/10/39	310	333,487
Credit Suisse Commercial Mortgage Trust,
Series 2006-C3, Class A3
5.793%(c)	06/15/38	435	471,604
Series 2006-C3, Class AM
5.791%(c)	06/15/38	380	412,727
Series 2006-C5, Class A3
5.311%	12/15/39	320	346,670
Series 2007-C1, Class A3
5.383%	02/15/40	365	393,512
Series 2007-C2, Class A3
5.542%(c)	01/15/49	285	311,486
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-C1, Class A4
5.014%(c)	02/15/38	1,392	1,421,646
Series 2005-C5, Class AJ
5.100%(c)	08/15/38	500	523,331
DBRR Trust,
Series 2012-EZ1, Class A, 144A
0.946%	09/25/45	256	256,002
FHLMC Multifamily Structured Pass Through-Certificates,
Series K037, Class A2
3.490%	01/25/24	420	428,198
GE Capital Commercial Mortgage Corp Series,
Series 2006-C1, Class A4
5.281%(c)	03/10/44	951	1,011,681
GE Capital Commercial Mortgage Series,
Series 2005-C2, Class A4
4.978%(c)	05/10/43	497	512,824
GMAC Commercial Mortgage Securities, Inc.,
Series 2006-C1, Class A4
5.238%(c)	11/10/45	930	974,295

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED
SECURITIES (Continued)
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3, Class A4
4.799%(c)	08/10/42	430	$437,192
GS Mortgage Securities Corp. II,
Series 2013-GC14, Class A5
4.243%	08/10/46	320	337,111
Series 2013-GC16, Class A3
4.244%	11/10/46	250	263,513
GS Mortgage Securities Trust,
Series 2012-GCJ7, Class AS
4.085%	05/10/45	160	165,418
Series 2013-GC16, Class A4
4.271%	11/10/46	340	358,737
GSMS Trust,
Series 2009-RR1, Class GGA, 144A
5.795%(c)	07/12/38	329	351,173
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C14, Class A4
4.133%(c)	08/15/46	250	261,061
Series 2013-C14, Class AS
4.409%(c)	08/15/46	130	136,363
Series 2013-C15, Class B
4.927%	11/15/45	270	285,547
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2004-PNC1, Class B
5.363%(c)	06/12/41	500	506,488
Series 2005-CB13, Class AM
5.283%(c)	01/12/43	350	370,353
Series 2005-LDP1, Class C
5.091%(c)	03/15/46	400	409,440
Series 2005-LDP3, Class AJ
4.995%(c)	08/15/42	800	830,677
Series 2005-LDP5, Class AM
5.242%(c)	12/15/44	850	909,289
Series 2006-CB14, Class AM
5.453%(c)	12/12/44	310	331,186
Series 2006-CB16, Class A4
5.552%	05/12/45	214	231,180
Series 2006-LDP8, Class AM
5.440%	05/15/45	1,090	1,189,864
Series 2011-C5, Class A3
4.171%	08/15/46	190	201,568
Series 2012-CBX, Class AS
4.271%	06/15/45	170	178,157
LB Commercial Conduit Mortgage Trust,
Series 2007-C3, Class A4
5.868%(c)	07/15/44	370	413,229
LB Commercial Mortgage Trust,
Series 2007-C3, Class AM
5.868%(c)	07/15/44	390	435,580
LB-UBS Commercial Mortgage Trust,
Series 2005-C3, Class AM
4.794%	07/15/40	990	1,030,306
Series 2005-C7, Class AJ
5.323%(c)	11/15/40	1,500	1,572,765
Series 2006-C1, Class AM
5.217%(c)	02/15/31	110	117,644
Series 2006-C7, Class AM

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED
SECURITIES (Continued)
5.378%	11/15/38	170	$184,903
Series 2007-C1, Class A4
5.424%	02/15/40	595	653,029
Series 2007-C7, Class A3
5.866%(c)	09/15/45	434	490,456
Series 2007-C7, Class AM
6.150%(c)	09/15/45	350	399,016
Merrill Lynch Mortgage Trust,
Series 2008-C1, Class A4
5.690%	02/12/51	492	549,611
ML-CFC Commercial Mortgage Trust,
Series 2006-1, Class A4
5.467%(c)	02/12/39	98	104,462
Series 2006-2, Class A4
5.868%(c)	06/12/46	400	434,692
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C14, Class AS
4.384%(c)	02/15/47	150	155,178
Morgan Stanley Capital I Trust,
Series 2005-IQ9, Class A5
4.700%	07/15/56	263	267,062
Series 2005-IQ10, Class AJ
5.240%(c)	09/15/42	190	198,479
Series 2006-HQ8, Class A4
5.417%(c)	03/12/44	2,486	2,639,232
Series 2007-HQ11, Class A4
5.447%(c)	02/12/44	150	164,989
Series 2007-IQ16, Class A4
5.809%	12/12/49	630	700,704
Series 2007-T25, Class A3
5.514%(c)	11/12/49	630	694,402
Series 2007-T27, Class A4
5.647%(c)	06/11/42	1,000	1,119,143
Series 2007-T27, Class AM
5.647%(c)	06/11/42	430	481,856
Series 2012-C4, Class A4
3.244%	03/15/45	330	329,577
Morgan Stanley Re-REMIC Trust,
Series 2009-GG10, Class A4A, 144A
5.799%(c)	08/12/45	701	775,682
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C6, Class A4
3.244%	04/10/46	270	263,405
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C19, Class A6
4.699%	05/15/44	172	177,990
Series 2005-C19, Class B
4.892%	05/15/44	100	102,888
Series 2005-C20, Class A7
5.118%(c)	07/15/42	586	611,756
Series 2005-C20, Class AJ
5.162%(c)	07/15/42	570	598,571
Series 2005-C20, Class AMFX
5.179%(c)	07/15/42	520	546,535
Series 2006-C23, Class A4
5.418%(c)	01/15/45	872	922,066
Series 2006-C27, Class A3
5.765%(c)	07/15/45	584	628,530

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED
SECURITIES (Continued)
Series 2006-C28, Class A4
5.572%	10/15/48		471	$511,564
Series 2006-C28, Class AM
5.603%(c)	10/15/48		430	466,918
Series 2007-C34, Class A3
5.678%	05/15/46		650	721,024
WF-RBS Commercial Mortgage Trust,
Series 2012-C10, Class A3
2.875%	12/15/45		270	258,837
Series 2012-C10, Class AS
3.241%	12/15/45		240	231,718
Series 2012-C8, Class AS
3.660%	08/15/45		340	341,111

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $43,993,130)				43,431,320

CONVERTIBLE BONDS — 0.2%
Coal
Alpha Natural Resources, Inc.,
Gtd. Notes
3.750%	12/15/17		635	532,606

Insurance — 0.1%
Radian Group, Inc.,
Sr. Unsec’d. Notes
2.250%	03/01/19		382	583,744
3.000%	11/15/17		368	545,560

				1,129,304

Metals & Mining
Peabody Energy Corp.,
Jr. Sub. Notes
4.750%	12/15/66	(a)	327	264,461

Real Estate
IVG Finance BV (Netherlands),
Gtd. Notes
1.750%	03/29/17		400	446,361

Real Estate Investment Trusts (REITs)
iStar Financial, Inc.,
Sr. Unsec’d. Notes
3.000%	11/15/16		672	948,780

Retail & Merchandising
Enterprise Funding Ltd. (United Kingdom),
Gtd. Notes
3.500%	09/10/20		100	182,302

Technology Hardware, Storage & Peripherals — 0.1%
Nokia OYJ (Finland),
Sr. Unsec’d. Notes, RegS
5.000%	10/26/17		400	1,212,338

Telecommunications
Telecom Italia Finance SA (Italy),
Gtd. Notes
6.125%	11/15/16		300	486,037

TOTAL CONVERTIBLE BONDS
(cost $5,059,496)				5,202,189

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS — 20.9%
Advertising — 0.1%
Catalina Marketing Corp.,
Gtd. Notes, 144A
11.625%	10/01/17		574	$599,854
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp,
Gtd. Notes, 144A
5.250%	02/15/22		105	107,625
5.625%	02/15/24		85	87,125
Checkout Holding Corp.,
Sr. Notes, 144A
8.424%(s)	11/15/15		114	97,185
Lamar Media Corp.,
Gtd. Notes
5.000%	05/01/23		169	169,000
Gtd. Notes, 144A
5.375%	01/15/24		448	459,200

				1,519,989

Aerospace & Defense — 0.3%
L-3 Communications Corp.,
Gtd. Notes
3.950%	11/15/16		100	106,448
4.750%	07/15/20		500	523,980
4.950%	02/15/21		966	1,034,630
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.350%	09/15/21		1,000	1,019,553
4.070%	12/15/42	(a)	1,308	1,226,599
Meccanica Holdings USA, Inc. (Italy),
Gtd. Notes, 144A
6.250%	07/15/19	(a)	247	265,216
Raytheon Co.,
Sr. Unsec’d. Notes
4.700%	12/15/41		550	575,687
Rockwell Collins, Inc.,
Sr. Unsec’d. Notes
0.583%(c)	12/15/16		2,600	2,601,430
United Technologies Corp.,
Sr. Unsec’d. Notes
4.875%	05/01/15		300	314,222

				7,667,765

Agriculture — 0.1%
Lorillard Tobacco Co.,
Gtd. Notes
6.875%	05/01/20	(a)	500	584,746
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.875%	01/15/19	(a)	575	567,533
2.900%	11/15/21		400	394,752
4.875%	11/15/43		1,000	1,031,671

				2,578,702

Airlines — 0.2%
American Airlines 2013-2 Class C Pass-Through Trust,
Pass-Through Certificates, 144A
6.000%	01/15/17		1,275	1,310,063
AMR Claims PSA,
Notes
0.533%(s)	12/31/49		690	291,456

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Airlines (cont’d.)
Continental Airlines 2012-3 Class C Pass-Through Certificates,
Pass-Through Certificates
6.125%	04/29/18			950	$1,001,063
United Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.300%	02/15/27			800	824,504
United Continental Holdings, Inc.,
Gtd. Notes
6.000%	12/01/20	(a)		525	546,000
Virgin Australia Trust (Australia),
Pass-Through Certificates, 144A
7.125%	10/23/18			950	980,875
8.500%	10/23/16			400	410,500

					5,364,461

Apparel — 0.1%
Levi Strauss & Co.,
Sr. Unsec’d. Notes
7.750%	05/15/18		EUR	50	71,989
SIWF Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	06/01/21	(a)		439	456,560
VF Corp.,
Sr. Unsec’d. Notes
3.500%	09/01/21			100	102,913
William Carter Co. (The),
Gtd. Notes, 144A
5.250%	08/15/21			450	462,937
Wolverine World Wide, Inc.,
Gtd. Notes
6.125%	10/15/20			477	515,160

					1,609,559

Auto Parts & Equipment — 0.2%
Autodis SA (France),
Sr. Sec’d. Notes, RegS
6.500%	02/01/19		EUR	100	142,326
Delphi Corp.,
Gtd. Notes
4.150%	03/15/24	(a)		575	574,306
5.000%	02/15/23			225	238,500
IDQ Holdings, Inc.,
Sr. Sec’d. Notes, 144A
11.500%	04/01/17			265	288,187
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, RegS
5.000%	02/15/22		GBP	305	516,718
8.250%	03/15/20		GBP	344	650,918
Rhino Bondco S.P.A (Italy),
Sr. Sec’d. Notes, RegS
7.250%	11/15/20		EUR	120	176,065
Schaeffler Holding Finance BV (Germany),
Sr. Sec’d. Notes, RegS, PIK
6.875%	08/15/18		EUR	375	549,169
Titan International, Inc.,
Sr. Sec’d. Notes, 144A
6.875%	10/01/20			390	413,400
UCI International, Inc.,
Gtd. Notes

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Auto Parts & Equipment (cont’d.)
8.625%	02/15/19			995	$965,150

					4,514,739

Automobiles — 0.1%
Asbury Automotive Group, Inc.,
Gtd. Notes
8.375%	11/15/20			391	437,920
CNH Industrial Finance Europe SA (Italy),
Gtd. Notes, MTN
2.750%	03/18/19		EUR	365	499,355
General Motors Co.,
Sr. Unsec’d. Notes, 144A
6.250%	10/02/43			880	952,600

					1,889,875

Banks — 0.9%
Bank of America Corp.,
Jr. Sub. Notes
5.200%(c)	12/29/49			450	423,000
Sr. Unsec’d. Notes
1.350%	11/21/16			200	200,309
2.650%	04/01/19			1,275	1,279,066
5.700%	01/24/22			1,200	1,376,790
5.875%	01/05/21			300	346,137
Sr. Unsec’d. Notes, MTN
3.300%	01/11/23	(a)		1,400	1,349,725
4.125%	01/22/24	(a)		800	809,015
4.875%	04/01/44			425	426,934
5.000%	01/21/44			500	510,443
5.875%	02/07/42			600	693,768
BNP Paribas SA (France),
Bank Gtd. Notes, MTN
1.375%	03/17/17			1,100	1,098,924
Sr. Unsec’d. Notes, MTN
2.400%	12/12/18			1,000	1,000,600
Citigroup, Inc.,
Jr. Sub. Notes
5.350%(c)	04/29/49			235	217,963
Sr. Unsec’d. Notes
3.953%	06/15/16			700	741,707
4.450%	01/10/17	(a)		800	864,022
4.750%	05/19/15			95	99,193
5.375%	08/09/20			700	787,624
5.875%	01/30/42			50	57,391
8.125%	07/15/39			300	433,892
Sub. Notes
3.500%	05/15/23			700	660,415
6.125%	08/25/36			200	218,805
JPMorgan Chase & Co.,
Jr. Sub. Notes
5.150%(c)	12/29/49	(a)		375	351,563
6.125%(c)	12/29/49			838	824,848
6.750%(c)	01/29/49			809	851,473
Sr. Unsec’d. Notes
1.125%	02/26/16			800	803,075
3.200%	01/25/23	(a)		1,200	1,163,604
3.250%	09/23/22			400	394,036
3.450%	03/01/16			600	628,337
4.350%	08/15/21	(a)		400	428,758

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
5.600%	07/15/41			300	$339,942
Sub. Notes
3.375%	05/01/23	(a)		500	473,310
U.S. Bancorp,
Sr. Unsec’d. Notes, MTN
2.200%	11/15/16			300	309,659

					20,164,328

Beverages — 0.2%
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
0.750%	11/01/16			1,500	1,496,179
PepsiCo, Inc.,
Sr. Unsec’d. Notes
2.750%	03/01/23	(a)		600	568,696
3.600%	03/01/24			500	500,633
3.600%	08/13/42			200	173,450
4.000%	03/05/42			300	277,805
7.900%	11/01/18			1,500	1,882,908
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.,
Gtd. Notes
4.875%	05/01/21			445	434,987

					5,334,658

Biotechnology — 0.2%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.300%	06/15/16			500	514,326
Biogen Idec, Inc.,
Sr. Unsec’d. Notes
6.875%	03/01/18			800	941,657
Celgene Corp.,
Sr. Unsec’d. Notes
2.300%	08/15/18			1,900	1,901,429
3.250%	08/15/22			700	682,199
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.050%	04/01/19			800	792,786
3.050%	12/01/16			400	420,612

					5,253,009

Building Materials — 0.2%
Building Materials Corp. of America,
Sr. Notes, 144A
6.750%	05/01/21			445	482,825
Buzzi Unicem SpA (Italy),
Sr. Unsec’d. Notes
6.250%	09/28/18		EUR	138	214,637
Cemex Finance LLC (Mexico),
Sr. Sec’d. Notes, 144A
6.000%	04/01/24			340	340,850
CPG Merger Sub LLC,
Gtd. Notes, 144A
8.000%	10/01/21			575	618,125
Ply Gem Industries, Inc.,
Gtd. Notes, 144A
6.500%	02/01/22	(a)		700	707,000
Spie BondCo 3 SCA (Luxembourg),
Gtd. Notes, RegS

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Building Materials (cont’d.)
11.000%	08/15/19		EUR	215	$338,404
USG Corp.,
Sr. Unsec’d. Notes
9.750%	01/15/18			714	862,155

					3,563,996

Capital Markets — 0.3%
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.900%	07/19/18	(a)		600	611,876
3.625%	01/22/23	(a)		2,500	2,459,265
5.750%	01/24/22			600	680,351
5.950%	01/18/18			500	566,244
6.250%	02/01/41			600	712,467
Sr. Unsec’d. Notes, MTN
3.700%	08/01/15			500	518,500
Sub. Notes
6.750%	10/01/37			650	744,587
Unsec’d. Notes
2.625%	01/31/19			400	398,975

					6,692,265

Chemicals — 0.6%
Ashland, Inc.,
Sr. Unsec’d. Notes
3.875%	04/15/18			230	237,475
CF Industries, Inc.,
Gtd. Notes
5.375%	03/15/44			350	364,899
Chemtura Corp.,
Gtd. Notes
5.750%	07/15/21	(a)		209	216,837
Ecolab, Inc.,
Sr. Unsec’d. Notes
1.000%	08/09/15			400	401,232
3.000%	12/08/16	(a)		1,300	1,362,234
Huntsman International LLC,
Gtd. Notes
4.875%	11/15/20	(a)		334	336,087
8.625%	03/15/21	(a)		550	616,000
Gtd. Notes, RegS
5.125%	04/15/21		EUR	132	188,034
Ineos Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
7.500%	05/01/20			470	515,825
Ineos Group Holdings SA (Luxembourg),
Gtd. Notes, 144A
5.875%	02/15/19			257	262,461
Gtd. Notes, RegS
6.500%	08/15/18		EUR	335	484,628
LYB International Finance BV (Netherlands),
Gtd. Notes
4.000%	07/15/23	(a)		300	305,953
4.875%	03/15/44	(a)		200	199,639
5.250%	07/15/43			200	210,614
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.000%	04/15/19			1,000	1,113,459
6.000%	11/15/21			1,400	1,639,893

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Chemicals (cont’d.)
Methanex Corp. (Canada),
Sr. Unsec’d. Notes
3.250%	12/15/19			600	$599,005
Nufarm Australia Ltd. (Australia),
Gtd. Notes, 144A
6.375%	10/15/19			230	238,050
Orion Engineered Carbons Bondco GmbH (Germany),
Sr. Sec’d. Notes, 144A
9.625%	06/15/18			399	432,915
Perstorp Holding AB (Sweden),
Sr. Sec’d. Notes, 144A
8.750%	05/15/17			205	219,350
PolyOne Corp.,
Sr. Unsec’d. Notes
5.250%	03/15/23			330	331,650
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A
8.250%	01/15/21			240	247,200
Rockwood Specialties Group, Inc.,
Gtd. Notes
4.625%	10/15/20			793	818,773
RPM International, Inc.,
Sr. Unsec’d. Notes
3.450%	11/15/22			325	305,846
6.125%	10/15/19			300	338,792
Solvay Finance SA (Belgium),
Gtd. Notes
4.199%(c)	05/29/49		EUR	250	347,635
US Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B BV,
Gtd. Notes, 144A
7.375%	05/01/21	(a)		396	430,650
Sr. Sec’d. Notes, RegS
5.750%	02/01/21		EUR	100	147,343

					12,912,479

Coal
Alpha Natural Resources, Inc.,
Gtd. Notes
6.250%	06/01/21	(a)		107	80,517
Arch Coal, Inc.,
Gtd. Notes
7.000%	06/15/19	(a)		320	247,200
7.250%	10/01/20			135	103,275
7.250%	06/15/21	(a)		99	74,745

					505,737

Commercial Banks — 1.2%
ANZ New Zealand International Ltd. (New Zealand),
Bank Gtd. Notes, 144A
1.125%	03/24/16			400	401,288
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes, RegS
7.000%(c)	12/29/49		EUR	200	278,149
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes
4.500%(c)	12/29/49			150	136,500
Sr. Unsec’d. Notes, MTN
0.700%	03/04/16			600	598,972
2.100%	08/01/18			500	500,979

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Commercial Banks (cont’d.)
Bank of Nova Scotia (Canada),
Sr. Unsec’d. Notes
0.950%	03/15/16			600	$603,598
1.100%	12/13/16			1,300	1,305,515
Barclays PLC (United Kingdom),
Jr. Sub. Notes
8.000%(c)	12/15/49		EUR	600	867,924
Branch Banking & Trust Co.,
Sr. Unsec’d. Notes
1.050%	12/01/16			1,500	1,500,757
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.250%	03/15/18			351	377,325
6.000%	04/01/36			450	458,062
Sr. Unsec’d. Notes, 144A
5.500%	02/15/19			286	308,165
6.625%	04/01/18			464	519,100
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
4.000%	01/29/21			100	105,151
4.000%	01/14/24	(a)		1,000	1,034,826
Fifth Third Bancorp,
Sr. Unsec’d. Notes
2.300%	03/01/19			600	595,811
Fifth Third Bank,
Sr. Unsec’d. Notes
0.900%	02/26/16			400	400,502
1.150%	11/18/16			730	732,260
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
5.100%	04/05/21	(a)		1,000	1,118,104
Sub. Notes
5.250%	03/14/44	(a)		200	202,231
6.500%	09/15/37			150	177,472
KFW (Germany),
Gov’t. Gtd. Notes, MTN
2.750%	10/01/20			1,400	1,425,424
Morgan Stanley,
Sr. Unsec’d. Notes
1.750%	02/25/16			800	810,322
2.875%	07/28/14			200	201,436
3.750%	02/25/23	(a)		2,600	2,583,519
3.800%	04/29/16			200	210,652
Sr. Unsec’d. Notes, MTN
5.625%	09/23/19			400	454,969
Sub. Notes, MTN
4.100%	05/22/23	(a)		1,300	1,286,822
Royal Bank of Canada (Canada),
Covered Bonds
1.125%	07/21/17			3,400	3,408,238
Sr. Unsec’d. Notes, MTN
0.850%	03/08/16			600	601,376
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
3.000%	01/22/21	(a)		1,500	1,501,032
Sub. Notes
5.606%	01/15/44			284	307,398
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Commercial Banks (cont’d.)
1.050%	11/25/16	(a)		1,500	$1,498,434

					26,512,313

Commercial Services & Supplies — 0.8%
AA Bond Co. Ltd. (United Kingdom),
Sec’d. Notes, RegS
9.500%	07/31/43		GBP	296	557,605
APX Group, Inc.,
Gtd. Notes
8.750%	12/01/20			840	854,700
Sr. Sec’d. Notes
6.375%	12/01/19			89	90,780
Ashtead Capital, Inc. (United Kingdom),
Sec’d. Notes, 144A
6.500%	07/15/22			722	785,175
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes
4.875%	11/15/17	(a)		224	234,920
Gtd. Notes, 144A
2.986%(c)	12/01/17			118	119,033
Brand Energy & Infrastructure Services, Inc.,
Gtd. Notes, 144A
8.500%	12/01/21			604	640,240
Catalent Pharma Solutions, Inc.,
Gtd. Notes
7.875%	10/15/18			500	508,125
Catholic Health Initiatives,
Sec’d. Notes
4.350%	11/01/42			200	182,998
Ceridian Corp.,
Gtd. Notes
11.250%	11/15/15			368	370,760
Sr. Sec’d. Notes, 144A
8.875%	07/15/19			1,623	1,842,105
Ceridian HCM Holding, Inc.,
Sr. Unsec’d. Notes, 144A
11.000%	03/15/21			1,827	2,105,617
Garda World Security Corp. (Canada),
Gtd. Notes, 144A
7.250%	11/15/21			150	160,125
H&E Equipment Services, Inc.,
Gtd. Notes
7.000%	09/01/22			416	457,600
Hertz Corp. (The),
Gtd. Notes
6.250%	10/15/22	(a)		270	288,900
6.750%	04/15/19			205	219,606
7.375%	01/15/21			455	500,500
Igloo Holdings Corp.,
Sr. Unsec’d. Notes, 144A, PIK
8.250%	12/15/17			315	317,166
Interactive Data Corp.,
Gtd. Notes
10.250%	08/01/18			529	569,667
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
9.500%	12/01/19			770	856,625
Laureate Education, Inc.,
Gtd. Notes, 144A

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Commercial Services & Supplies (cont’d.)
9.250%	09/01/19			849	$904,185
Safway Group Holding LLC/Safway Finance Corp.,
Sec’d. Notes, 144A
7.000%	05/15/18			265	282,225
TMF Group Holding BV (Netherlands),
Gtd. Notes, RegS
9.875%	12/01/19		EUR	430	665,701
United Rentals North America, Inc.,
Gtd. Notes
5.750%	11/15/24			1,039	1,046,793
6.125%	06/15/23			620	657,200
7.375%	05/15/20			570	629,137
7.625%	04/15/22			569	637,991
Verisure Holding AB (Sweden),
Second Lien
8.750%	12/01/18		EUR	100	150,165
Sr. Sec’d. Notes, RegS
8.750%	09/01/18		EUR	128	191,770

					16,827,414

Communications Equipment
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
2.125%	03/01/19			1,000	995,526

Computer Services & Software — 0.6%
Computer Sciences Corp.,
Sr. Unsec’d. Notes
4.450%	09/15/22			400	408,346
eBay, Inc.,
Sr. Unsec’d. Notes
2.600%	07/15/22			100	94,929
Epicor Software Corp.,
Gtd. Notes
8.625%	05/01/19			290	317,187
First Data Corp.,
Gtd. Notes
10.625%	06/15/21			563	633,375
11.750%	08/15/21			466	489,300
Sec’d. Notes, 144A
8.250%	01/15/21	(a)		675	732,375
Sec’d. Notes, 144A, PIK
8.750%	01/15/22			125	136,563
Sr. Sec’d. Notes, 144A
7.375%	06/15/19			1,251	1,344,825
Fiserv, Inc.,
Gtd. Notes
3.500%	10/01/22			900	878,993
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
2.750%	01/14/19	(a)		800	805,290
4.750%	06/02/14			400	402,792
IMS Health, Inc.,
Sr. Unsec’d. Notes, 144A
6.000%	11/01/20			637	670,443
Infor US, Inc.,
Gtd. Notes
9.375%	04/01/19			1,066	1,200,583
Nuance Communications, Inc.,
Gtd. Notes, 144A

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Computer Services & Software (cont’d.)
5.375%	08/15/20	(a)		797	$793,015
Seagate HDD,
Gtd. Notes
6.875%	05/01/20			1,000	1,086,250
Gtd. Notes, 144A
3.750%	11/15/18			800	824,000
4.750%	06/01/23			500	493,750
Sophia LP/Sophia Finance, Inc.,
Gtd. Notes, 144A
9.750%	01/15/19			355	394,050
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes
10.125%	07/01/20			1,120	1,299,200
Sr. Sec’d. Notes
8.125%	01/01/20			750	823,125

					13,828,391

Computers & Peripherals
SunGard Data Systems, Inc.,
Gtd. Notes
6.625%	11/01/19			670	708,525

Construction & Engineering
Aguila 3 SA (Luxembourg),
Sr. Sec’d. Notes, 144A
7.875%	01/31/18			350	371,875
Astaldi SpA (Italy),
Sr. Unsec’d. Notes, RegS
7.125%	12/01/20		EUR	360	532,013

					903,888

Consumer Finance — 0.2%
Ally Financial, Inc.,
Gtd. Notes
8.000%	03/15/20			260	313,300
8.000%	11/01/31			2,200	2,711,500
Sr. Unsec’d. Notes
8.000%	11/01/31			624	761,280

					3,786,080

Consumer Products & Services — 0.2%
Brakes Capital (United Kingdom),
Sr. Sec’d. Notes, RegS
7.125%	12/15/18		GBP	155	263,575
IVS F. SpA (Italy),
Sr. Sec’d. Notes, RegS
7.125%	04/01/20		EUR	240	353,369
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
2.400%	03/01/22			150	143,452
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Gtd. Notes
8.250%	02/15/21	(a)		382	416,857
8.500%	05/15/18			100	104,875
9.000%	04/15/19			295	315,650
9.875%	08/15/19			732	818,010
Sr. Sec’d. Notes
5.750%	10/15/20			485	508,037
7.875%	08/15/19			306	336,983
Tupperware Brands Corp.,

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Consumer Products & Services (cont’d.)
Gtd. Notes
4.750%	06/01/21			750	$786,235

					4,047,043

Containers & Packaging — 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Gtd. Notes, 144A
6.250%	01/31/19			297	310,365
Ball Corp.,
Gtd. Notes
4.000%	11/15/23			456	426,360
Berry Plastics Corp.,
Sec’d. Notes
9.500%	05/15/18			549	580,567
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II,
Gtd. Notes, 144A
5.625%	12/15/16			498	510,450
6.000%	06/15/17			424	438,840
Crown Americas LLC/Crown Americas Capital Corp. IV,
Gtd. Notes
4.500%	01/15/23			211	201,505
OI European Group BV (Netherlands),
Gtd. Notes, RegS
4.875%	03/31/21		EUR	311	458,996
Packaging Corp. of America,
Sr. Unsec’d. Notes
4.500%	11/01/23	(a)		660	683,177
Pactiv LLC,
Sr. Unsec’d. Notes
7.950%	12/15/25			779	800,423

					4,410,683

Distribution/Wholesale — 0.2%
American Builders & Contractors Supply Co., Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	04/15/21			530	548,550
HD Supply, Inc.,
Gtd. Notes
7.500%	07/15/20			1,556	1,697,985
Sec’d. Notes
11.000%	04/15/20	(a)		1,224	1,453,500
Sr. Sec’d. Notes
8.125%	04/15/19			982	1,094,930

					4,794,965

Diversified Financial Services — 0.8%
Aircastle Ltd.,
Sr. Unsec’d. Notes
6.250%	12/01/19			223	240,840
American Express Credit Corp.,
Sr. Unsec’d. Notes
2.125%	03/18/19			1,100	1,095,549
American Honda Finance Corp. (Japan),
Sr. Unsec’d. Notes
1.125%	10/07/16			850	855,371
Bank of America Corp.,
Sub. Notes
6.110%	01/29/37			500	559,188

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp.,
Gtd. Notes, 144A
7.750%	02/15/18		590	$631,300
Capital One Bank USA NA,
Sr. Unsec’d. Notes
1.150%	11/21/16		290	289,849
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
0.700%	02/26/16		500	499,999
Doric Nimrod Air Finance Alpha Ltd. 2012-1 Class A Pass-Through Trust (United Arab Emirates),
Pass-Through Certificates, 144A
5.125%	11/30/24		573	594,014
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
1.700%	05/09/16		400	404,466
3.875%	01/15/15		400	409,550
Gala Group Finance PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
8.875%	09/01/18		GBP 516	920,461
General Electric Capital Corp.,
Sr. Unsec’d. Notes
1.625%	07/02/15		700	709,514
2.250%	11/09/15		400	410,622
2.900%	01/09/17		300	313,928
Sr. Unsec’d. Notes, MTN
2.300%	01/14/19		1,000	1,008,968
6.750%	03/15/32	(a)	200	257,146
6.875%	01/10/39		300	395,082
Sub. Notes, MTN
6.375%(c)	11/15/67		100	110,000
General Motors Financial Co., Inc.,
Gtd. Notes
4.250%	05/15/23		352	347,600
6.750%	06/01/18		222	253,080
House of Fraser Funding PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
8.875%	08/15/18		GBP 480	868,246
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes, 144A
3.500%	03/15/17		46	46,460
4.875%	03/15/19		1,219	1,240,333
5.875%	02/01/22		334	339,010
6.000%	08/01/20		554	587,240
IntercontinentalExchange Group, Inc.,
Gtd. Notes
2.500%	10/15/18		500	505,324
Invesco Finance PLC,
Gtd. Notes
5.375%	11/30/43		500	533,948
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Unsec’d. Notes, 144A
6.875%	04/15/22		447	450,353
7.375%	04/01/20		410	430,500
Jefferies Group LLC,
Sr. Unsec’d. Notes
5.125%	01/20/23		125	131,377
Jefferies LoanCore LLC/JLC Finance Corp.,
Sr. Unsec’d. Notes, 144A

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
6.875%	06/01/20	607	$616,105
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, MTN(i)
4.750%	01/16/14	EUR 415	132,927
5.268%	02/05/14	EUR 900	288,275
5.375%	10/17/13	EUR 50	16,015
Sallie Mae, Inc.,
Sr. Unsec’d. Notes
3.085%(s)	10/03/22	910	679,150
Servus Luxembourg Holding SCA (Luxembourg),
Sr. Sec’d. Notes, RegS
7.750%	06/15/18	EUR 340	500,068
Springleaf Finance Corp.,
Gtd. Notes, MTN
6.900%	12/15/17	605	663,987

			18,335,845

Diversified Telecommunication Services — 0.2%
Level 3 Communications, Inc.,
Sr. Unsec’d. Notes
8.875%	06/01/19	250	274,687
Level 3 Financing, Inc.,
Gtd. Notes
7.000%	06/01/20	340	368,475
8.125%	07/01/19	1,054	1,156,765
8.625%	07/15/20	550	616,687
Gtd. Notes, 144A
6.125%	01/15/21	926	976,930

			3,393,544

Electric — 0.6%
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.875%	01/15/24	485	492,275
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.200%	03/15/42	200	191,240
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
4.050%	09/15/42	400	357,922
4.450%	03/15/21	500	538,521
Duke Energy Corp.,
Sr. Unsec’d. Notes
5.050%	09/15/19	500	557,521
Duke Energy Florida, Inc.,
First Mortgage
3.850%	11/15/42	400	364,008
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.,
Sec’d. Notes, 144A
12.250%	03/01/22	806	951,080
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
5.750%	10/01/41	300	314,682
Homer City Generation LP,
Sec’d. Notes, PIK
8.734%	10/01/26	255	267,750
MidAmerican Energy Holdings Co.,
Sr. Unsec’d. Notes
6.125%	04/01/36	200	239,241

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
6.500%	09/15/37	250	$309,175
Sr. Unsec’d. Notes, 144A
2.000%	11/15/18	440	433,646
Mirant Mid Atlantic Pass-Through Trust,
Pass-Through Certificates
10.060%	12/30/28	208	231,434
Mississippi Power Co.,
Sr. Unsec’d. Notes
4.250%	03/15/42	300	276,653
Nextera Energy Capital Holdings, Inc.,
Gtd. Notes
2.700%	09/15/19	700	697,124
NiSource Finance Corp.,
Gtd. Notes
5.650%	02/01/45	200	215,052
NRG Energy, Inc.,
Gtd. Notes
7.875%	05/15/21	582	640,200
NRG REMA LLC,
Pass-Through Certificates
9.237%	07/02/17	70	69,983
9.681%	07/02/26	364	364,000
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
7.000%	05/01/32	100	129,152
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
3.250%	09/15/21	400	398,569
3.250%	06/15/23	500	483,544
3.750%	08/15/42	400	347,784
Peco Energy Co.,
First Mortgage
2.375%	09/15/22	1,000	942,574
Progress Energy, Inc.,
Sr. Unsec’d. Notes
3.150%	04/01/22	100	98,233
4.400%	01/15/21	500	535,536
PSEG Power LLC,
Gtd. Notes
2.450%	11/15/18	60	60,021
4.150%	09/15/21	250	259,501
SCANA Corp.,
Sr. Unsec’d. Notes
4.125%	02/01/22	50	50,400
Sr. Unsec’d. Notes, MTN
4.750%	05/15/21	100	105,270
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41	100	105,211
Tampa Electric Co.,
Sr. Unsec’d. Notes
2.600%	09/15/22	500	471,734
Techem Energy Metering Service GmbH & Co. KG (Germany),
Gtd. Notes, RegS
7.875%	10/01/20	EUR 106	164,680
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.,
Gtd. Notes
10.500%	11/01/16	12,780	287,550
Trionista Holdco GmbH (Germany),

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Sr. Sec’d. Notes, RegS
5.000%	04/30/20		EUR 410	$590,596
Trionista Topco GmbH (Germany),
Gtd. Notes, RegS
6.875%	04/30/21		EUR 100	149,826
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
0.750%	05/09/16		400	398,919

				13,090,607

Electrical Equipment
GrafTech International Ltd.,
Gtd. Notes
6.375%	11/15/20	(a)	371	382,130

Electronic Components & Equipment — 0.1%
Altera Corp.,
Sr. Unsec’d. Notes
2.500%	11/15/18		1,300	1,302,150
Belden, Inc.,
Sr. Sub. Notes, RegS
5.500%	04/15/23		EUR 140	197,404
General Cable Corp.,
Gtd. Notes, 144A
6.500%	10/01/22	(a)	470	477,050
Techem GmbH (Germany),
Sr. Sec’d. Notes, RegS
6.125%	10/01/19		EUR 300	450,990
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
1.300%	02/01/17		250	248,488
3.200%	03/01/16		400	417,002

				3,093,084

Entertainment & Leisure — 0.3%
Cirsa Funding Luxembourg SA (Spain),
Gtd. Notes, RegS
8.750%	05/15/18		EUR 758	1,091,256
Gamenet SpA (Italy),
Sr. Sec’d. Notes, RegS
7.250%	08/01/18		EUR 300	427,763
Greektown Holdings LLC/Greektown Mothership Corp.,
Sr. Sec’d. Notes, 144A
8.875%	03/15/19	(a)	490	505,925
Intralot Finance Luxembourg SA (Luxembourg),
Gtd. Notes, RegS
9.750%	08/15/18		EUR 480	750,548
Mattel, Inc.,
Sr. Unsec’d. Notes
2.500%	11/01/16		50	51,606
4.350%	10/01/20		200	209,308
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp.,
Sr. Sec’d. Notes, 144A
5.000%	08/01/18		286	296,725
PNK Finance Corp.,
Gtd. Notes, 144A
6.375%	08/01/21		228	237,120
PortAventura Entertainment Barcelona BV (Spain),
Sr. Sec’d. Notes, RegS
7.250%	12/01/20		EUR 100	145,515

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Entertainment & Leisure (cont’d.)
Sabre Holdings Corp.,
Sr. Unsec’d. Notes
8.350%	03/15/16		406	$452,183
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
5.250%	01/15/21		507	510,803
Snai SpA (Italy),
Sr. Sec’d. Notes, RegS
7.625%	06/15/18		EUR 200	292,799
Travelport LLC/Travelport Holdings, Inc.,
Gtd. Notes, 144A, PIK
13.875%	03/01/16		1,132	1,194,668
Vougeot Bidco PLC (United Kingdom),
Gtd. Notes, RegS
7.875%	07/15/20		GBP 208	378,612

				6,544,831

Environmental Control — 0.1%
ADS Waste Holdings, Inc.,
Gtd. Notes
8.250%	10/01/20		505	549,187
Bilbao Luxembourg SA (Spain),
Sr. Sec’d. Notes, RegS, PIK
10.500%	12/01/18		EUR 100	142,588
Covanta Holding Corp.,
Sr. Unsec’d. Notes
5.875%	03/01/24		235	238,710
6.375%	10/01/22	(a)	510	541,875
Tervita Corp. (Canada),
Gtd. Notes, 144A
10.875%	02/15/18		112	112,560
Sr. Sec’d. Notes, 144A
8.000%	11/15/18		100	101,000

				1,685,920

Exploration & Production
Ultra Petroleum Corp.,
Sr. Unsec’d. Notes, 144A
5.750%	12/15/18		503	528,150
Whiting Petroleum Corp.,
Gtd. Notes
5.750%	03/15/21		427	459,025

				987,175

Food & Staples Retailing — 0.2%
CVS Caremark Corp.,
Sr. Unsec’d. Notes
2.250%	12/05/18		500	500,398
6.125%	08/15/16		400	444,532
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
2.550%	04/11/23		600	564,035
2.800%	04/15/16		300	313,007
4.750%	10/02/43		600	630,565
5.625%	04/01/40		100	118,234
5.625%	04/15/41		625	741,341

				3,312,112

Foods — 0.4%
ARAMARK Corp.,

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Foods (cont’d.)
Gtd. Notes
5.750%	03/15/20	600	$633,750
Findus Bondco SA (United Kingdom),
Sr. Sec’d. Notes, RegS
9.125%	07/01/18	EUR 173	260,152
9.500%	07/01/18	GBP 100	181,718
Hershey Co. (The),
Sr. Unsec’d. Notes
4.125%	12/01/20	750	813,235
JBS Investments GmbH (Brazil),
Gtd. Notes, 144A
7.750%	10/28/20	609	641,734
Kellogg Co.,
Sr. Unsec’d. Notes
4.450%	05/30/16	400	428,854
Kroger Co. (The),
Sr. Unsec’d. Notes
1.200%	10/17/16	725	725,722
2.300%	01/15/19	1,100	1,089,545
Mondelez International, Inc.,
Sr. Unsec’d. Notes
2.250%	02/01/19	800	792,684
4.125%	02/09/16	600	634,163
Premier Foods PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
6.500%	03/15/21	GBP 105	179,443
R&R PIK PLC (United Kingdom),
Sr. Sec’d. Notes, RegS, PIK
9.250%	05/15/18	EUR 100	140,521
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes
6.625%	08/15/22	236	254,880
Sr. Unsec’d. Notes, 144A
5.250%	08/01/18	635	659,606
5.875%	08/01/21	141	146,287
Treehouse Foods, Inc.,
Gtd. Notes
4.875%	03/15/22	146	146,913
Unilever Capital Corp. (Netherlands),
Gtd. Notes
2.200%	03/06/19	600	599,953
Univeg Holding BV (Netherlands),
Sr. Sec’d. Notes, RegS
7.875%	11/15/20	EUR 125	179,423

			8,508,583

Health Care Providers & Services — 0.6%
Aetna, Inc.,
Sr. Unsec’d. Notes
2.750%	11/15/22	500	469,651
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.,
Gtd. Notes
6.000%	10/15/21	593	615,237
CHS/Community Health Systems, Inc.,
Gtd. Notes, 144A
6.875%	02/01/22	736	769,120
Sr. Sec’d. Notes, 144A
5.125%	08/01/21	169	173,225
Fresenius Medical Care US Finance, Inc. (Germany),

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Health Care Providers & Services (cont’d.)
Gtd. Notes
6.875%	07/15/17		379	$428,270
HCA, Inc.,
Gtd. Notes
5.875%	05/01/23		320	329,200
Sr. Sec’d. Notes
3.750%	03/15/19		599	601,246
5.875%	03/15/22		667	718,693
6.500%	02/15/20		705	789,600
Howard Hughes Medical Institute,
Sr. Unsec’d. Notes
3.500%	09/01/23		1,000	1,017,313
Kindred Healthcare, Inc.,
Gtd. Notes, 144A
6.375%	04/15/22		138	138,345
McKesson Corp.,
Sr. Unsec’d. Notes
5.700%	03/01/17		500	552,371
6.000%	03/01/41		300	351,226
MPH Acquisition Holdings LLC,
Sr. Unsec’d. Notes, 144A
6.625%	04/01/22		185	189,856
Priory Group No. 3 PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
7.000%	02/15/18		GBP 351	617,350
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.375%	10/01/21		607	585,755
4.500%	04/01/21		553	540,557
4.750%	06/01/20		230	231,725
Sr. Sec’d. Notes, 144A
6.000%	10/01/20		419	448,330
Sr. Unsec’d. Notes
8.000%	08/01/20		639	698,107
8.125%	04/01/22	(a)	581	649,267
Sr. Unsec’d. Notes, 144A
5.000%	03/01/19	(a)	293	292,634
Truven Health Analytics, Inc.,
Gtd. Notes
10.625%	06/01/20		270	306,450
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.250%	03/15/43		600	571,548
Voyage Care Bondco PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
6.500%	08/01/18		GBP 250	437,332

				12,522,408

Healthcare Equipment & Services
Baxter International, Inc.,
Sr. Unsec’d. Notes
1.850%	06/15/18		300	298,294
Catamaran Corp.,
Gtd. Notes
4.750%	03/15/21		339	343,661
IDH Finance PLC (United Kingdom),
Sr. Sec’d. Notes, RegS

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare Equipment & Services (cont’d.)
6.000%	12/01/18		GBP 113	$195,922

				837,877

Healthcare Products — 0.3%
Alere, Inc.,
Gtd. Notes
7.250%	07/01/18		80	88,000
8.625%	10/01/18		359	385,027
Biomet, Inc.,
Gtd. Notes
6.500%	08/01/20		1,032	1,111,464
Boston Scientific Corp.,
Sr. Unsec’d. Notes
2.650%	10/01/18		500	503,774
Covidien International Finance SA,
Gtd. Notes
3.200%	06/15/22		1,300	1,279,256
6.550%	10/15/37		450	581,031
DJO Finance LLC/DJO Finance Corp.,
Sec’d. Notes
8.750%	03/15/18		508	552,450
Kinetic Concepts, Inc./KCI USA, Inc.,
Gtd. Notes
12.500%	11/01/19	(a)	420	488,250
Ontex IV SA (Belgium),
Gtd. Notes, RegS
9.000%	04/15/19		EUR 208	311,861
WellPoint, Inc.,
Sr. Unsec’d. Notes
5.250%	01/15/16		400	429,745

				5,730,858

Holding Companies–Diversified — 0.1%
CE Energy A/S (Czech Republic),
Sr. Unsec’d. Notes
7.000%	02/01/21		EUR 145	207,753
Co-operative Group Holdings (United Kingdom),
Gtd. Notes
6.875%	07/08/20		GBP 180	309,085
GCS Holdco Finance I SA (Luxembourg),
Sr. Sec’d. Notes, RegS
6.500%	11/15/18		EUR 100	146,934
Leucadia National Corp.,
Sr. Unsec’d. Notes
5.500%	10/18/23		1,775	1,849,257
WaveDivision Escrow LLC/WaveDivision Escrow Corp.,
Sr. Unsec’d. Notes, 144A
8.125%	09/01/20		611	653,770

				3,166,799

Home Builders — 0.3%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Unsec’d. Notes, 144A
6.875%	02/15/21		256	256,000
Beazer Homes USA, Inc.,
Gtd. Notes
7.500%	09/15/21		685	736,375
Sr. Sec’d. Notes
6.625%	04/15/18		627	674,025

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Home Builders (cont’d.)
Brookfield Residential Properties, Inc. (Canada),
Gtd. Notes, 144A
6.500%	12/15/20	(a)	420	$447,300
Builders FirstSource, Inc.,
Sr. Sec’d. Notes, 144A
7.625%	06/01/21		700	757,750
K Hovnanian Enterprises, Inc.,
Gtd. Notes, 144A
7.000%	01/15/19		76	77,900
Sr. Sec’d. Notes, 144A
7.250%	10/15/20		598	648,830
KB Home,
Gtd. Notes
4.750%	05/15/19		407	410,053
7.000%	12/15/21		332	357,315
Lennar Corp.,
Gtd. Notes
4.500%	06/15/19		88	89,540
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Sec’d. Notes
8.625%	05/15/19		731	805,927
Standard Pacific Corp.,
Gtd. Notes
8.375%	05/15/18		184	217,580
8.375%	01/15/21	(a)	915	1,081,987
10.750%	09/15/16	(a)	558	669,600
Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
Gtd. Notes, 144A
5.250%	04/15/21		302	305,020
William Lyon Homes, Inc.,
Gtd. Notes
8.500%	11/15/20		220	244,750

				7,779,952

Home Furnishings
Brighthouse Group PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
7.875%	05/15/18		GBP 100	176,890
DFS Furniture Holdings PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
7.625%	08/15/18		GBP 100	179,726
Magnolia BC SA (France),
Sr. Sec’d. Notes, RegS
9.000%	08/01/20		EUR 275	396,851

				753,467

Hotels, Restaurants & Leisure — 0.2%
Diamond Resorts Corp.,
Sr. Sec’d. Notes
12.000%	08/15/18		1,087	1,188,906
MCE Finance Ltd. (Macau),
Gtd. Notes, 144A
5.000%	02/15/21		369	369,000
Station Casinos LLC,
Gtd. Notes
7.500%	03/01/21		774	836,887
Wyndham Worldwide Corp.,
Sr. Unsec’d. Notes
3.900%	03/01/23		400	391,890

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
4.250%	03/01/22		250	$252,866
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.250%	10/15/21		392	398,860

				3,438,409

Household Durables
Whirlpool Corp.,
Sr. Unsec’d. Notes
1.350%	03/01/17		475	473,933

Industrial Conglomerates
Danaher Corp.,
Sr. Unsec’d. Notes
2.300%	06/23/16		50	51,671
General Electric Co.,
Sr. Unsec’d. Notes
4.125%	10/09/42	(a)	500	480,447
4.500%	03/11/44		225	228,490

				760,608

Insurance — 0.4%
Aflac, Inc.,
Sr. Unsec’d. Notes
3.625%	06/15/23		800	806,247
6.450%	08/15/40		250	309,314
American International Group, Inc.,
Sr. Unsec’d. Notes
6.400%	12/15/20	(a)	200	238,288
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC,
Sr. Unsec’d. Notes, 144A
7.875%	12/15/20		406	434,420
Berkshire Hathaway Finance Corp.,
Gtd. Notes
0.950%	08/15/16		1,375	1,382,081
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
1.900%	01/31/17		200	204,669
2.200%	08/15/16		200	206,646
3.000%	02/11/23		600	589,231
Chubb Corp. (The),
Sr. Unsec’d. Notes
5.750%	05/15/18		700	801,684
CNO Financial Group, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	10/01/20		282	300,330
Fidelity National Financial, Inc.,
Sr. Unsec’d. Notes
5.500%	09/01/22		475	505,733
Galaxy Bidco Ltd. (United Kingdom),
Sr. Sec’d. Notes, RegS
6.375%	11/15/20		GBP 100	171,882
Genworth Holdings, Inc.,
Gtd. Notes
4.800%	02/15/24		875	910,235
Hockey Merger Sub 2, Inc.,
Sr. Unsec’d. Notes, 144A
7.875%	10/01/21		217	231,647
Markel Corp.,
Sr. Unsec’d. Notes

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
3.625%	03/30/23		250	$243,081
5.350%	06/01/21		100	109,801
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes, MTN
2.550%	10/15/18		300	303,900
Protective Life Corp.,
Sr. Unsec’d. Notes
8.450%	10/15/39		100	138,362
Travelers Cos., Inc. (The),
Sr. Unsec’d. Notes
3.900%	11/01/20		700	741,568
Trinity Acquisition PLC (United Kingdom),
Gtd. Notes
6.125%	08/15/43		450	475,341
Willis Group Holdings PLC,
Gtd. Notes
4.125%	03/15/16		100	105,006
XLIT Ltd. (Ireland),
Gtd. Notes
5.750%	10/01/21		300	345,773

				9,555,239

Internet Software & Services — 0.1%
Adria Bidco BV (Serbia),
Sr. Sec’d. Notes, RegS
7.875%	11/15/20		EUR 130	185,749
Amazon.com, Inc.,
Sr. Unsec’d. Notes
1.200%	11/29/17		400	396,043
Baidu, Inc. (China),
Sr. Unsec’d. Notes
3.250%	08/06/18		1,300	1,327,388
3.500%	11/28/22		250	238,026
Cerved Group SpA (Italy),
Sr. Sec’d. Notes, RegS
6.375%	01/15/20		EUR 100	149,131
Sr. Sub. Notes, RegS
8.000%	01/15/21		EUR 100	151,909
Interface Security Systems Holdings, Inc./Interface Security Systems LLC,
Sr. Sec’d. Notes, 144A
9.250%	01/15/18		460	460,000
VeriSign, Inc.,
Gtd. Notes
4.625%	05/01/23		388	372,480

				3,280,726

Leisure Equipment & Products
Brunswick Corp.,
Gtd. Notes, 144A
4.625%	05/15/21		307	300,093

Machinery & Equipment
BlueLine Rental Finance Corp.,
Sec’d. Notes, 144A
7.000%	02/01/19	(a)	205	216,787
CNH Capital LLC,
Gtd. Notes
3.625%	04/15/18		245	249,287
Roper Industries, Inc.,
Sr. Unsec’d. Notes

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Machinery & Equipment (cont’d.)
2.050%	10/01/18		500	$491,715

				957,789

Manufacturing — 0.1%
Bombardier, Inc. (Canada),
Sr. Notes, 144A
4.250%	01/15/16	(a)	723	751,920
Crane Co.,
Sr. Unsec’d. Notes
2.750%	12/15/18		125	125,373
CTP Transportation Products LLC/CTP Finance, Inc.,
Sr. Sec’d. Notes, 144A
8.250%	12/15/19		530	571,075
Ingersoll-Rand Global Holding Co. Ltd.,
Gtd. Notes, 144A
2.875%	01/15/19		75	74,777
5.750%	06/15/43		250	276,307
Pentair Finance SA,
Gtd. Notes
3.150%	09/15/22		900	855,887
Tyco Electronics Group SA (Switzerland),
Gtd. Notes
2.375%	12/17/18		250	247,391
6.550%	10/01/17		200	231,275

				3,134,005

Media — 1.3%
21st Century Fox America, Inc.,
Gtd. Notes
5.300%	12/15/14		300	310,199
AMC Networks, Inc.,
Gtd. Notes
7.750%	07/15/21		185	208,587
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
5.875%	09/15/22		355	362,100
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
5.125%	02/15/23		625	601,563
5.250%	09/30/22	(a)	480	474,000
Cengage Learning Acquisitions, Inc.,
Sr. Sec’d. Notes, 144A
11.500%	04/15/20		356	345,320
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	12/15/21		485	480,150
Clear Channel Communications, Inc.,
Sr. Sec’d. Notes
9.000%	12/15/19		604	634,200
9.000%	03/01/21		666	695,137
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
6.500%	11/15/22	(a)	1,547	1,650,708
7.625%	03/15/20		297	320,760
Columbus International, Inc. (Barbados),
Gtd. Notes, 144A
7.375%	03/30/21		700	720,125
Comcast Corp.,
Gtd. Notes

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
3.125%	07/15/22		1,800	$1,779,284
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
3.500%	03/01/16		800	836,206
3.550%	03/15/15		600	616,451
4.450%	04/01/24	(a)	600	601,693
5.150%	03/15/42		600	567,235
Discovery Communications LLC,
Gtd. Notes
3.700%	06/01/15		500	517,312
DISH DBS Corp.,
Gtd. Notes
4.250%	04/01/18		761	794,294
4.625%	07/15/17		449	478,185
5.125%	05/01/20		280	291,900
5.875%	07/15/22		650	693,875
Gannett Co., Inc.,
Gtd. Notes, 144A
5.125%	10/15/19		202	211,343
5.125%	07/15/20		121	124,327
6.375%	10/15/23		1,078	1,144,027
Harron Communications LP/Harron Finance Corp.,
Sr. Unsec’d. Notes, 144A
9.125%	04/01/20		230	259,900
McClatchy Co. (The),
Sr. Sec’d. Notes
9.000%	12/15/22		300	349,125
MDC Partners, Inc.,
Gtd. Notes, 144A
6.750%	04/01/20		475	499,938
Midcontinent Communications & Midcontinent Finance Corp.,
Gtd. Notes, 144A
6.250%	08/01/21		400	416,000
MPL 2 Acquisition Canco, Inc. (Canada),
Sr. Sec’d. Notes, 144A
9.875%	08/15/18		680	720,800
NBCUniversal Enterprise, Inc.,
Gtd. Notes, 144A
1.974%	04/15/19		400	391,192
Jr. Sub. Notes, 144A
5.250%	03/29/49		100	101,000
NBCUniversal Media LLC,
Gtd. Notes
2.100%	04/01/14		500	500,000
Nexstar Broadcasting, Inc.,
Gtd. Notes
6.875%	11/15/20	(a)	224	240,800
Radio One, Inc.,
Sr. Sub. Notes, 144A
9.250%	02/15/20		411	435,660
RCN Telecom Services LLC/RCN Capital Corp.,
Sr. Unsec’d. Notes, 144A
8.500%	08/15/20		290	306,675
Scripps Networks Interactive, Inc.,
Sr. Unsec’d. Notes
2.700%	12/15/16		200	207,565
Sirius XM Holdings, Inc.,
Gtd. Notes, 144A
5.250%	08/15/22		75	77,250

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
Thomson Reuters Corp.,
Sr. Unsec’d. Notes
0.875%	05/23/16		225	$224,169
1.300%	02/23/17		75	74,622
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany),
Sr. Sec’d. Notes, 144A
5.500%	01/15/23		555	566,100
Sr. Sec’d. Notes, RegS
5.750%	01/15/23		EUR 690	1,031,383
7.500%	03/15/19		EUR 380	568,008
Unitymedia KabelBW GmbH (Germany),
Sec’d. Notes, RegS
9.500%	03/15/21		EUR 140	222,729
Univision Communications, Inc.,
Gtd. Notes, 144A
8.500%	05/15/21		580	642,350
Sr. Sec’d. Notes, 144A
5.125%	05/15/23	(a)	347	354,807
6.875%	05/15/19		237	254,775
Viacom, Inc.,
Sr. Unsec’d. Notes
2.200%	04/01/19		1,100	1,090,635
2.500%	09/01/18		1,675	1,693,777
4.250%	09/15/15		1,000	1,050,526
4.375%	09/15/14		200	203,424
4.375%	03/15/43		200	177,737
VTR Finance BV (Chile),
Sr. Sec’d. Notes, 144A
6.875%	01/15/24		249	258,960
Ziggo Bond Co. BV (Netherlands),
Gtd. Notes, 144A
8.000%	05/15/18		EUR 509	746,457

				29,125,345

Medical Supplies & Equipment — 0.1%
St. Jude Medical, Inc.,
Sr. Unsec’d. Notes
3.250%	04/15/23		1,100	1,066,853

Metals & Mining — 0.6%
APERAM (Luxembourg),
Sr. Unsec’d. Notes, 144A
7.375%	04/01/16		450	463,500
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
6.125%	06/01/18	(a)	1,077	1,180,661
CONSOL Energy, Inc.,
Gtd. Notes
8.000%	04/01/17	(a)	488	509,350
8.250%	04/01/20		566	614,817
Eco-Bat Finance PLC (United Kingdom),
Gtd. Notes, RegS
7.750%	02/15/17		EUR 280	401,656
First Quantum Minerals Ltd. (Canada),
Gtd. Notes, 144A
6.750%	02/15/20		446	451,575
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
6.000%	04/01/17	(a)	2,098	2,208,145
Global Brass & Copper, Inc.,

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Metals & Mining (cont’d.)
Sr. Sec’d. Notes
9.500%	06/01/19		230	$265,650
New Gold, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.250%	11/15/22		305	309,575
Novelis, Inc.,
Gtd. Notes
8.750%	12/15/20		1,255	1,402,463
Peabody Energy Corp.,
Gtd. Notes
6.250%	11/15/21	(a)	733	734,833
6.500%	09/15/20		175	180,687
7.875%	11/01/26		395	404,875
Rio Tinto Finance USA Ltd. (United Kingdom),
Gtd. Notes
2.250%	09/20/16		250	257,031
Ryerson, Inc./Joseph T Ryerson & Son, Inc.,
Sr. Sec’d. Notes
9.000%	10/15/17		295	318,231
S&B Minerals Finance SCA/S&B Industrial Minerals North America, Inc.
(Greece),
Sr. Sec’d. Notes, RegS
9.250%	08/15/20		EUR 165	255,466
Steel Dynamics, Inc.,
Gtd. Notes
5.250%	04/15/23		257	261,497
6.375%	08/15/22		309	336,037
Taseko Mines Ltd. (Canada),
Gtd. Notes
7.750%	04/15/19		384	391,680
Vedanta Resources PLC (India),
Sr. Unsec’d. Notes, 144A
8.250%	06/07/21		400	424,000
Wise Metals Group LLC/Wise Alloys Finance Corp.,
Sr. Sec’d. Notes, 144A
8.750%	12/15/18		1,557	1,669,883
Xstrata Financial Canada Ltd. (Canada),
Gtd. Notes, 144A
6.000%	11/15/41		150	151,513

				13,193,125

Miscellaneous Manufacturing — 0.1%
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.000%	03/15/22		350	351,750
Eaton Corp.,
Gtd. Notes
0.950%	11/02/15		400	401,380
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
1.950%	03/01/19	(a)	1,100	1,084,650

				1,837,780

Oil, Gas & Consumable Fuels — 2.1%
Antero Resources Finance Corp.,
Gtd. Notes, 144A
5.375%	11/01/21		428	434,420
Athlon Holdings LP/Athlon Finance Corp.,
Gtd. Notes, 144A

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
7.375%	04/15/21		216	$230,040
Aurora USA Oil & Gas, Inc.,
Gtd. Notes, 144A
7.500%	04/01/20		146	160,965
9.875%	02/15/17		310	341,775
Berry Petroleum Co.,
Sr. Unsec’d. Notes
6.375%	09/15/22		471	487,485
6.750%	11/01/20		70	73,850
Bonanza Creek Energy, Inc.,
Gtd. Notes
6.750%	04/15/21		378	403,515
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
2.237%	05/10/19		1,100	1,093,455
2.500%	11/06/22		900	839,153
3.200%	03/11/16		200	209,651
3.561%	11/01/21		150	154,182
Calfrac Holdings LP (Canada),
Gtd. Notes, 144A
7.500%	12/01/20		402	422,100
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
3.800%	04/15/24		300	301,500
Carrizo Oil & Gas, Inc.,
Gtd. Notes
8.625%	10/15/18		205	219,863
Chesapeake Energy Corp.,
Gtd. Notes
5.750%	03/15/23	(a)	753	797,239
6.125%	02/15/21	(a)	373	406,570
6.625%	08/15/20		522	585,945
6.875%	11/15/20		320	363,200
7.250%	12/15/18		220	256,300
Chevron Corp.,
Sr. Unsec’d. Notes
0.889%	06/24/16		475	477,502
2.355%	12/05/22		600	563,844
2.427%	06/24/20		175	173,750
Cie Generale de Geophysique - Veritas (France),
Gtd. Notes
6.500%	06/01/21		561	569,415
CNOOC Finance 2013 Ltd. (China),
Gtd. Notes
1.750%	05/09/18		200	195,092
Concho Resources, Inc.,
Gtd. Notes
5.500%	10/01/22		378	394,065
5.500%	04/01/23		325	338,000
6.500%	01/15/22		462	503,580
ConocoPhillips Holding Co.,
Sr. Unsec’d. Notes
6.950%	04/15/29		100	133,297
Continental Resources, Inc.,
Gtd. Notes
8.250%	10/01/19		335	360,963
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	04/15/21		513	543,780

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Denbury Resources, Inc.,
Gtd. Notes
4.625%	07/15/23	(a)	396	$368,280
Diamondback Energy, Inc.,
Gtd. Notes, 144A
7.625%	10/01/21		688	743,040
Drill Rigs Holdings, Inc. (Cyprus),
Sr. Sec’d. Notes, 144A
6.500%	10/01/17		861	897,593
El Paso LLC,
Sr. Sec’d. Notes, MTN
7.750%	01/15/32		605	647,064
Energy XXI Gulf Coast, Inc.,
Gtd. Notes
7.750%	06/15/19		386	413,985
9.250%	12/15/17		110	119,625
EP Energy LLC/EP Energy Finance, Inc.,
Sr. Unsec’d. Notes
9.375%	05/01/20		190	219,687
EP Energy LLC/Everest Acquisition Finance, Inc.,
Sr. Sec’d. Notes
6.875%	05/01/19		420	453,600
EXCO Resources, Inc.,
Gtd. Notes
7.500%	09/15/18		300	301,500
Halcon Resources Corp.,
Gtd. Notes
8.875%	05/15/21	(a)	680	705,500
Gtd. Notes, 144A
9.750%	07/15/20		62	66,650
Hess Corp.,
Sr. Unsec’d. Notes
5.600%	02/15/41		150	164,723
Hiland Partners LP/Hiland Partners Finance Corp.,
Gtd. Notes, 144A
7.250%	10/01/20		83	90,263
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Notes, 144A
7.625%	04/15/21	(a)	831	909,945
Husky Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.950%	04/15/22		1,300	1,333,822
4.000%	04/15/24		325	330,517
6.800%	09/15/37		200	254,067
Jones Energy Holdings LLC/Jones Energy Finance Corp.,
Gtd. Notes, 144A
6.750%	04/01/22		249	253,669
Kodiak Oil & Gas Corp.,
Gtd. Notes
5.500%	02/01/22		223	228,296
8.125%	12/01/19		323	358,126
Laredo Petroleum, Inc.,
Gtd. Notes
7.375%	05/01/22		484	537,240
9.500%	02/15/19		442	487,857
Linn Energy LLC/Linn Energy Finance Corp.,
Gtd. Notes
7.750%	02/01/21		70	75,250
8.625%	04/15/20		994	1,079,733

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Gtd. Notes, 144A
7.250%	11/01/19		316	$329,430
Marathon Oil Corp.,
Sr. Unsec’d. Notes
0.900%	11/01/15		600	601,126
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
6.500%	03/15/21		1,451	1,527,178
7.000%	03/31/24	(a)	956	1,010,970
Memorial Production Partners LP/Memorial Production Finance Corp.,
Gtd. Notes
7.625%	05/01/21		223	235,265
Newfield Exploration Co.,
Sr. Sub. Notes
6.875%	02/01/20		565	601,725
Noble Energy, Inc.,
Sr. Unsec’d. Notes
8.250%	03/01/19		300	373,562
Northern Oil and Gas, Inc.,
Gtd. Notes
8.000%	06/01/20		178	189,125
Oasis Petroleum, Inc.,
Gtd. Notes
6.875%	01/15/23		520	564,200
Gtd. Notes, 144A
6.875%	03/15/22		254	274,955
Offshore Group Investment Ltd.,
Sr. Sec’d. Notes
7.500%	11/01/19	(a)	1,367	1,455,855
Oil States International, Inc.,
Gtd. Notes
6.500%	06/01/19		440	463,100
Pacific Drilling SA,
Sr. Sec’d. Notes, 144A
5.375%	06/01/20		464	460,520
Parker Drilling Co.,
Gtd. Notes
7.500%	08/01/20		435	463,275
Gtd. Notes, 144A
6.750%	07/15/22		140	144,200
Parsley Energy LLC/Parsley Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.500%	02/15/22		304	320,720
PBF Holding Co. LLC/PBF Finance Corp.,
Sr. Sec’d. Notes
8.250%	02/15/20		208	225,680
PDC Energy, Inc.,
Gtd. Notes
7.750%	10/15/22		235	257,325
Petrobras International Finance Co. (Brazil),
Gtd. Notes
5.375%	01/27/21	(a)	300	303,396
6.750%	01/27/41		100	96,908
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.875%	01/24/22		300	313,500
5.500%	01/21/21		100	109,250
6.500%	06/02/41	(a)	800	876,000
Gtd. Notes, 144A

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
6.375%	01/23/45	(a)	650	$701,188
Petroleum Geo-Services ASA (Norway),
Gtd. Notes, 144A
7.375%	12/15/18		530	568,425
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.375%	10/01/22		233	234,165
Range Resources Corp.,
Gtd. Notes
5.000%	08/15/22		106	108,120
5.000%	03/15/23	(a)	246	249,075
5.750%	06/01/21		107	114,624
Regency Energy Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
4.500%	11/01/23		584	543,120
Rosetta Resources, Inc.,
Gtd. Notes
5.625%	05/01/21		526	537,835
5.875%	06/01/22	(a)	398	406,955
Sabine Pass LNG LP,
Sr. Sec’d. Notes
7.500%	11/30/16		1,316	1,454,180
SandRidge Energy, Inc.,
Gtd. Notes
7.500%	03/15/21		125	133,437
7.500%	02/15/23		451	478,060
8.750%	01/15/20		641	690,677
Seadrill Ltd. (Norway),
Sr. Unsec’d. Notes, 144A
6.125%	09/15/17		872	909,060
Seven Generations Energy Ltd. (Canada),
Sr. Notes, 144A
8.250%	05/15/20		1,259	1,378,605
Shell International Finance BV (Netherlands),
Gtd. Notes
0.900%	11/15/16	(a)	1,500	1,504,649
SM Energy Co.,
Sr. Unsec’d. Notes
6.500%	11/15/21		315	340,200
Sr. Unsec’d. Notes, 144A
5.000%	01/15/24		810	787,725
Southern California Gas Co.,
First Mortgage
3.750%	09/15/42		650	600,061
Statoil ASA (Norway),
Gtd. Notes
1.950%	11/08/18	(a)	500	500,401
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
Gtd. Notes, 144A
7.500%	07/01/21		291	311,370

				46,823,725

Paper & Forest Products — 0.1%
Ainsworth Lumber Co. Ltd. (Canada),
Sr. Sec’d. Notes, 144A
7.500%	12/15/17		972	1,037,610
Clearwater Paper Corp.,
Gtd. Notes
4.500%	02/01/23		265	255,063

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Paper & Forest Products (cont’d.)
Metsa Board Oyj (Finland),
Sr. Unsec’d. Notes
4.000%	03/13/19		EUR	100	$137,835
NewPage Corp.,
Sr. Sec’d. Notes(i)
11.025%(s)	12/31/14	(a)		807	—
Sappi Papier Holding GmbH (South Africa),
Sr. Sec’d. Notes, 144A
8.375%	06/15/19			200	222,000
Unifrax I LLC/Unifrax Holding Co.,
Gtd. Notes, 144A
7.500%	02/15/19			295	312,700

					1,965,208

Pharmaceuticals — 0.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes
1.200%	11/06/15			600	605,120
Allergan, Inc.,
Sr. Unsec’d. Notes
1.350%	03/15/18			325	317,845
3.375%	09/15/20			200	205,176
AmerisourceBergen Corp.,
Gtd. Notes
3.500%	11/15/21			500	511,943
4.875%	11/15/19			500	559,587
5.875%	09/15/15			500	535,902
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes
4.000%	09/18/42			500	462,485
6.450%	09/15/37	(a)		500	627,998
Capsugel Financeco SCA,
Gtd. Notes, 144A
9.875%	08/01/19		EUR	100	151,542
Capsugel SA,
Sr. Unsec’d. Notes, 144A, PIK
7.000%	05/15/19			162	166,860
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
1.700%	03/15/18			350	346,931
Eli Lilly & Co.,
Sr. Unsec’d. Notes
4.650%	06/15/44			600	617,884
5.950%	11/15/37			300	364,043
Endo Finance Co.,
Gtd. Notes, 144A
5.750%	01/15/22	(a)		322	330,050
Endo Health Solutions, Inc.,
Gtd. Notes
7.250%	01/15/22			101	109,333
Express Scripts Holding Co.,
Gtd. Notes
3.125%	05/15/16			400	416,726
Forest Laboratories, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	02/01/19			484	509,410
5.000%	12/15/21			320	338,400
GlaxoSmithKline Capital, Inc. (United Kingdom),
Gtd. Notes

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d.)
0.700%	03/18/16		600	$600,116
6.375%	05/15/38		200	254,619
Grifols Worldwide Operations Ltd. (Spain),
Sr. Unsec’d. Notes, 144A
5.250%	04/01/22		591	604,298
Johnson & Johnson,
Sr. Unsec’d. Notes
4.375%	12/05/33		800	839,198
Mead Johnson Nutrition Co.,
Sr. Unsec’d. Notes
4.900%	11/01/19		500	546,259
Novartis Capital Corp. (Switzerland),
Gtd. Notes
3.400%	05/06/24		1,100	1,098,668
Par Pharmaceutical Cos., Inc.,
Gtd. Notes
7.375%	10/15/20		224	242,480
Perrigo Co. PLC,
Gtd. Notes, 144A
1.300%	11/08/16		1,500	1,496,942
Salix Pharmaceuticals Ltd.,
Gtd. Notes, 144A
6.000%	01/15/21		137	146,247
Sanofi (France),
Sr. Unsec’d. Notes
1.250%	04/10/18		400	391,330
2.625%	03/29/16		400	415,666
Valeant Pharmaceuticals International,
Gtd. Notes, 144A
5.625%	12/01/21		394	413,700
6.375%	10/15/20	(a)	278	300,240
6.750%	08/15/18		966	1,062,600
Zoetis, Inc.,
Sr. Unsec’d. Notes
1.150%	02/01/16		400	401,590

				15,991,188

Pipelines — 0.5%
Access Midstream Partners LP/ACMP Finance Corp.,
Gtd. Notes
4.875%	05/15/23		395	397,963
4.875%	03/15/24		393	392,017
5.875%	04/15/21		861	916,965
6.125%	07/15/22		320	344,400
Buckeye Partners LP,
Sr. Unsec’d. Notes
2.650%	11/15/18		800	793,744
4.150%	07/01/23		600	598,399
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes, 144A
6.125%	03/01/22		261	272,745
DCP Midstream Operating LP,
Gtd. Notes
3.250%	10/01/15		600	618,796
3.875%	03/15/23		425	415,260
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
4.150%	10/01/20	(a)	675	696,576
6.050%	06/01/41		100	108,354

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
9.000%	04/15/19			71	$89,095
Enterprise Products Operating LLC,
Gtd. Notes
4.450%	02/15/43			200	187,747
5.100%	02/15/45			250	258,403
5.950%	02/01/41	(a)		300	343,474
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
3.500%	03/01/21			250	249,014
3.950%	09/01/22			400	397,883
Kinder Morgan, Inc.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/21	(a)		265	265,375
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
Gtd. Notes
4.500%	07/15/23			599	576,537
6.250%	06/15/22			244	263,520
ONEOK Partners LP,
Gtd. Notes
8.625%	03/01/19			200	250,681
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II,
Gtd. Notes
8.375%	06/01/20			393	441,143
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
5.000%	02/01/21			400	443,974
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	02/01/21			283	291,844
5.625%	04/15/23			848	843,760
Sunoco Logistics Partners Operations LP,
Gtd. Notes
3.450%	01/15/23			900	855,617
6.100%	02/15/42			200	218,932
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
3.800%	10/01/20			400	420,166

					11,952,384

Real Estate — 0.2%
Crescent Resources LLC/Crescent Ventures, Inc.,
Sr. Sec’d. Notes, 144A
10.250%	08/15/17			798	895,755
Realogy Group LLC,
Sr. Sec’d. Notes, 144A
7.625%	01/15/20			856	952,300
7.875%	02/15/19	(a)		901	971,954
Realogy Group LLC/Sunshine Group Florida Ltd. (The),
Gtd. Notes, 144A
3.375%	05/01/16			442	444,210
Rialto Holdings LLC/Rialto Corp.,
Gtd. Notes, 144A
7.000%	12/01/18			210	216,300
RPG Byty Sro (Czech Republic),
Sr. Sec’d. Notes, RegS
6.750%	05/01/20		EUR	220	309,146

					3,789,665

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date			Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp.,
Sr. Unsec’d. Notes
3.400%	02/15/19			325	$333,039
4.625%	04/01/15			300	310,795
5.050%	09/01/20			200	215,261
5.900%	11/01/21			200	224,284
Crown Castle International Corp.,
Sr. Unsec’d. Notes
5.250%	01/15/23			940	955,275
Felcor Lodging LP,
Sr. Sec’d. Notes
6.750%	06/01/19			278	298,503
Geo Group, Inc. (The),
Gtd. Notes
5.875%	01/15/22			375	385,313
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes
3.750%	10/15/23			125	121,053
iStar Financial, Inc.,
Sr. Unsec’d. Notes
4.875%	07/01/18			691	708,275
Simon Property Group LP,
Sr. Unsec’d. Notes
4.750%	03/15/42			300	310,973
5.650%	02/01/20			100	115,902
Weyerhaeuser Co.,
Sr. Unsec’d. Notes
6.950%	08/01/17			300	349,372

					4,328,045

Retail & Merchandising — 0.7%
Advance Auto Parts, Inc.,
Gtd. Notes
4.500%	01/15/22			500	518,607
Bakkavor Finance 2 PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
8.250%	02/15/18		GBP	320	569,495
8.750%	06/15/20		GBP	200	371,772
Brinker International, Inc.,
Sr. Unsec’d. Notes
2.600%	05/15/18			175	173,165
Claire’s Stores, Inc.,
Gtd. Notes, 144A
7.750%	06/01/20	(a)		745	573,650
CST Brands, Inc.,
Gtd. Notes
5.000%	05/01/23	(a)		489	480,443
Gap, Inc. (The),
Sr. Unsec’d. Notes
5.950%	04/12/21	(a)		1,200	1,351,105
Guitar Center, Inc.,
Gtd. Notes, 144A
9.625%	04/15/20			215	213,387
Sr. Sec’d. Notes, 144A
6.500%	04/15/19			330	327,937
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
4.200%	04/01/43			250	241,612
5.875%	12/16/36			700	843,151

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Retail & Merchandising (cont’d.)
5.950%	04/01/41			300	$364,048
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
2.625%	01/15/22			800	775,262
Michaels Stores, Inc.,
Gtd. Notes
7.750%	11/01/18			192	205,200
Neiman Marcus Group Ltd., Inc.,
Gtd. Notes, 144A
8.000%	10/15/21			1,354	1,487,707
New Academy Finance Co. LLC/New Academy Finance Corp.,
Sr. Unsec’d. Notes, 144A, PIK
8.000%	06/15/18			612	626,535
New Look Bondco I PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
8.750%	05/14/18		GBP	100	178,811
Nordstrom, Inc.,
Sr. Unsec’d. Notes
4.000%	10/15/21	(a)		300	316,000
O’Reilly Automotive, Inc.,
Gtd. Notes
3.850%	06/15/23			725	712,588
4.625%	09/15/21			200	212,587
4.875%	01/14/21			400	428,374
Party City Holdings, Inc.,
Gtd. Notes
8.875%	08/01/20	(a)		755	840,881
Penske Automotive Group, Inc.,
Gtd. Notes
5.750%	10/01/22			348	363,660
Punch Taverns Finance B Ltd. (United Kingdom),
Sr. Sec’d. Notes
4.767%	06/30/33		GBP	33	53,245
QVC, Inc.,
Sr. Sec’d. Notes
4.375%	03/15/23	(a)		225	221,730
Rite Aid Corp.,
Gtd. Notes
6.750%	06/15/21	(a)		267	289,027
9.250%	03/15/20			183	208,849
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.500%	11/01/23			281	285,917
Starbucks Corp.,
Sr. Unsec’d. Notes
0.875%	12/05/16			475	473,062
Unique Pub Finance Co. PLC (The) (United Kingdom),
Asset Backed
6.542%	03/30/21		GBP	379	664,049
Walgreen Co.,
Sr. Unsec’d. Notes
5.250%	01/15/19			400	454,476
Yum! Brands, Inc.,
Sr. Unsec’d. Notes
5.300%	09/15/19			500	553,929
6.875%	11/15/37			39	47,181

					15,427,442

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Road & Rail
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
5.750%	01/15/16		325	$351,609
Union Pacific Corp.,
Sr. Unsec’d. Notes
2.250%	02/15/19		150	149,985

				501,594

Semiconductors & Semiconductor Equipment — 0.2%
Intel Corp.,
Sr. Unsec’d. Notes
2.700%	12/15/22		600	572,758
3.300%	10/01/21		200	204,616
4.800%	10/01/41	(a)	800	826,591
Maxim Integrated Products, Inc.,
Sr. Unsec’d. Notes
2.500%	11/15/18	(a)	250	249,223
3.375%	03/15/23		600	568,782
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
3.750%	06/01/18		485	487,425
5.750%	02/15/21		380	404,700
Xilinx, Inc.,
Sr. Unsec’d. Notes
2.125%	03/15/19		250	247,021

				3,561,116

Shipbuilding
Huntington Ingalls Industries, Inc.,
Gtd. Notes
6.875%	03/15/18		260	279,500
7.125%	03/15/21		460	507,725

				787,225

Software — 0.1%
Audatex North America, Inc.,
Gtd. Notes, 144A
6.125%	11/01/23		230	244,663
BMC Software Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.125%	07/15/21		620	652,550
Healthcare Technology Intermediate, Inc.,
Sr. Unsec’d. Notes, 144A, PIK
7.375%	09/01/18		298	303,960
Microsoft Corp.,
Sr. Unsec’d. Notes
2.125%	11/15/22		500	462,859
Oracle Corp.,
Sr. Unsec’d. Notes
3.625%	07/15/23		225	227,839
5.375%	07/15/40		100	113,132

				2,005,003

Specialty Retail
Autozone, Inc.,
Sr. Unsec’d. Notes
1.300%	01/13/17		725	723,443

Storage — 0.1%
Algeco Scotsman Global Finance PLC (United Kingdom),

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Storage (cont’d.)
Sr. Sec’d. Notes, RegS
9.000%	10/15/18		EUR 240	$360,455
Mobile Mini, Inc.,
Gtd. Notes
7.875%	12/01/20		620	688,975

				1,049,430

Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
2.400%	05/03/23	(a)	600	556,367
3.850%	05/04/43		600	532,080
EMC Corp.,
Sr. Unsec’d. Notes
2.650%	06/01/20	(a)	800	796,310

				1,884,757

Telecommunications — 1.6%
Alcatel-Lucent USA, Inc. (France),
Gtd. Notes, 144A
4.625%	07/01/17		290	297,975
6.750%	11/15/20		445	470,587
Sr. Unsec’d. Notes
6.450%	03/15/29		637	608,335
AT&T, Inc.,
Sr. Unsec’d. Notes
2.375%	11/27/18	(a)	1,600	1,607,950
2.400%	08/15/16		100	103,028
5.350%	09/01/40		850	868,644
5.550%	08/15/41		500	524,905
Avaya, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	04/01/19	(a)	265	263,013
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
1.250%	02/14/17		225	224,347
CC Holdings GS V LLC/Crown Castle GS III Corp.,
Sr. Sec’d. Notes
3.849%	04/15/23		750	729,578
Centurylink, Inc.,
Sr. Unsec’d. Notes
5.625%	04/01/20	(a)	722	759,003
CommScope Holding Co., Inc.,
Sr. Unsec’d. Notes, 144A, PIK
6.625%	06/01/20		545	576,337
Consolidated Communications Finance Co.,
Gtd. Notes
10.875%	06/01/20		245	284,813
Digicel Group Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A
7.125%	04/01/22		480	485,400
8.250%	09/30/20		1,005	1,072,838
10.500%	04/15/18		417	442,020
Digicel Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A
6.000%	04/15/21		1,465	1,497,963
DigitalGlobe, Inc.,
Gtd. Notes
5.250%	02/01/21		470	464,125

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
6.625%	12/15/22		155	$161,200
Gtd. Notes, 144A
5.500%	08/01/23		733	718,340
Intelsat Luxembourg SA (Luxembourg),
Gtd. Notes, 144A
6.750%	06/01/18		1,096	1,159,020
Phones4u Finance PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
9.500%	04/01/18		GBP 583	1,020,539
Play Finance 2 SA (Poland),
Sr. Sec’d. Notes, RegS
5.250%	02/01/19		EUR 220	309,146
Qwest Corp.,
Sr. Unsec’d. Notes
6.750%	12/01/21		300	334,981
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32		405	445,500
Sprint Communications, Inc.,
Gtd. Notes, 144A
7.000%	03/01/20		820	945,050
9.000%	11/15/18		1,751	2,140,597
Sr. Unsec’d. Notes
6.000%	12/01/16	(a)	427	468,099
Sprint Corp.,
Gtd. Notes, 144A
7.125%	06/15/24	(a)	295	309,750
7.875%	09/15/23		2,374	2,611,400
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, MTN
4.500%	01/25/21		EUR 270	382,639
4.875%	09/25/20		GBP 195	282,780
5.875%	05/19/23		GBP 450	760,618
6.375%	06/24/19		GBP 200	358,207
Telenet Finance V Luxembourg SCA (Luxembourg),
Sr. Sec’d. Notes, RegS
6.250%	08/15/22		EUR 232	349,980
6.750%	08/15/24		EUR 137	208,557
T-Mobile USA, Inc.,
Gtd. Notes
6.125%	01/15/22		210	219,975
6.500%	01/15/24		385	403,287
6.633%	04/28/21		1,075	1,155,625
6.731%	04/28/22		530	567,763
tw telecom holdings, Inc.,
Gtd. Notes
5.375%	10/01/22		590	601,800
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.000%	11/01/16		600	613,838
3.650%	09/14/18	(a)	800	851,626
4.500%	09/15/20	(a)	800	868,834
4.600%	04/01/21	(a)	400	433,688
4.750%	11/01/41		400	385,917
5.050%	03/15/34		500	512,937
6.550%	09/15/43		750	912,701
6.900%	04/15/38		200	247,739

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Virgin Media Finance PLC (United Kingdom),
Gtd. Notes, RegS
7.000%	04/15/23		GBP	102	$181,533
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
6.000%	04/15/21		GBP	1,274	2,246,061
Windstream Corp.,
Gtd. Notes
7.750%	10/15/20	(a)		269	288,503
7.750%	10/01/21			190	204,250

					34,943,341

Tobacco — 0.2%
Altria Group, Inc.,
Gtd. Notes
4.000%	01/31/24			1,000	1,001,895
4.125%	09/11/15			500	523,955
5.375%	01/31/44			900	940,855
Reynolds American, Inc.,
Gtd. Notes
1.050%	10/30/15			400	399,688
3.250%	11/01/22			300	282,240
4.850%	09/15/23			750	785,636
6.150%	09/15/43			100	112,824

					4,047,093

Transportation — 0.2%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.000%	03/15/23			600	566,292
4.375%	09/01/42			300	284,064
Ceva Group PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
9.000%	09/01/21			125	127,813
Gategroup Finance Luxembourg SA (Switzerland),
Gtd. Notes, RegS
6.750%	03/01/19		EUR	501	745,492
Global Ship Lease, Inc. (United Kingdom),
Sr. Sec’d. Notes, 144A
10.000%	04/01/19			1,085	1,120,263
Jack Cooper Holdings Corp.,
Sr. Sec’d. Notes, 144A
9.250%	06/01/20			555	604,950

					3,448,874

Trucking & Leasing
GATX Corp.,
Sr. Unsec’d. Notes
2.500%	07/30/19			300	296,433
Jurassic Holdings III, Inc.,
Sec’d. Notes, 144A
6.875%	02/15/21			206	212,180

					508,613

Wireless Telecommunication Services — 0.1%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.500%	01/15/22			485	511,675
Altice Finco SA (Luxembourg),
Sr. Sec’d. Notes, 144A

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Wireless Telecommunication Services (cont’d.)
8.125%	01/15/24			1,130	$1,217,575
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
1.250%	09/26/17			800	791,123

					2,520,373

TOTAL CORPORATE BONDS (cost $459,934,360)					469,894,006

FOREIGN GOVERNMENT BONDS — 0.2%
Brazil Notas do Tesouro Nacional (Brazil),
Notes
6.000%	08/15/16		BRL	433	465,323
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond (Germany),
Bonds
0.750%	04/15/18		EUR	175	267,257
Deutsche Bundesrepublik Inflation Linked Bond (Germany),
Bonds
1.500%	04/15/16		EUR	1,310	2,167,413
Italy Buoni Poliennali del Tesoro (Italy),
Bonds, TIPS
2.100%	09/15/16		EUR	455	696,849
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes, MTN
3.500%	01/21/21	(a)		475	480,938
6.750%	09/27/34			500	610,000
New Zealand Government Bond (New Zealand),
Sr. Unsec’d. Notes
3.000%	09/20/30		NZD	215	189,146
Republic of Brazil (Brazil),
Sr. Unsec’d. Notes
5.625%	01/07/41			500	506,500
United Mexican States (Mexico),
Sr. Unsec’d. Notes
6.050%	01/11/40			100	113,750

TOTAL FOREIGN GOVERNMENT BONDS (cost $5,474,591)					5,497,176

MUNICIPAL BONDS — 0.2%
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs
6.263%	04/01/49			100	129,295
City of San Francisco CA Public Utilities Commission Water Revenue,
Revenue Bonds, BABs
6.000%	11/01/40			200	238,456
Los Angeles Unified School District,
General Obligation Unlimited, BABs
5.750%	07/01/34			150	175,836
Metropolitan Water District of Southern California,
Revenue Bonds, BABs
6.947%	07/01/40			200	227,670
State of California,
General Obligation Unlimited, BABs
7.550%	04/01/39			400	557,680

					1,328,937

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
Colorado
Denver City & County School District No 1,
Certificate Participation
4.242%	12/15/37	175	$164,446

Florida
Florida Hurricane Catastrophe Fund Finance Corp.,
Revenue Bonds
1.298%	07/01/16	225	227,342

Georgia
Municipal Electric Authority of Georgia,
Revenue Bonds, BABs
6.637%	04/01/57	100	114,000

Illinois
Chicago Transit Authority,
Revenue Bonds
6.899%	12/01/40	100	119,212
State of Illinois,
General Obligation Unlimited, BABs
7.350%	07/01/35	200	232,818

			352,030

New Jersey — 0.1%
New Jersey State Turnpike Authority,
Revenue Bonds, BABs
7.414%	01/01/40	400	561,536

New York
New York Build America Bonds,
General Obligation Unlimited, BABs
5.846%	06/01/40	215	256,089
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	200	186,826

			442,915

Ohio
American Municipal Power, Inc.,
Revenue Bonds, BABs
7.834%	02/15/41	100	136,768

Oregon
Oregon Department of Transportation,
Revenue Bonds, BABs
5.834%	11/15/34	200	244,152

Texas
Dallas Area Rapid Transit,
Revenue Bonds, BABs
5.999%	12/01/44	200	251,550
State of Texas,
General Obligation Unlimited, BABs
5.517%	04/01/39	200	239,134

			490,684

TOTAL MUNICIPAL BONDS (cost $4,174,074)			4,062,810

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.3%
Adjustable Rate Mortgage Trust,
Series 2005-3, Class 8A11
0.379%(c)	07/25/35	188	186,879

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Banc of America Alternative Loan Trust,
Series 2003-11, Class 4A1
4.750%	01/25/19	270	$272,856
Bear Stearns Asset-Backed Securities Trust,
Series 2004-AC2, Class 2A
5.000%	05/25/34	287	288,684
Citigroup Mortgage Loan Trust,
Series 2014-A, Class A, 144A
4.000%(c)	01/25/35	272	282,408
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-J8, Class 1A2
4.750%	11/25/19	127	129,977
Credit Suisse Mortgage Trust,
Series 2009-13R, Class 5A1, 144A
0.674%(c)	01/26/35	269	266,807
Fannie Mae Connecticut Avenue Securities,
Series 2014-C01, Class M1
1.756%(c)	01/25/24	735	742,541
GMAC Mortgage Corp. Loan Trust,
Series 2004-J5, Class A4
5.500%	01/25/35	15	15,154
MASTR Adjustable Rate Mortgages Trust,
Series 2004-14, Class M1
0.754%(c)	01/25/35	825	824,084
Medallion Trust (Australia),
Series 2005-2G, Class A
0.276%(c)	08/22/36	452	450,928
New Residential Advance Receivables Trust,
Series 2014-T1, Class A1, 144A
1.274%	03/15/45	300	300,000
Series 2014-T1, Class B1, 144A
1.671%	03/15/45	100	100,000
RALI Trust,
Series 2004-QS4, Class A7
4.000%	03/25/34	208	215,087
Structured Agency Credit Risk Debt Notes,
Series 2013-DN2, Class M1
1.604%(c)	11/25/23	2,120	2,131,957

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $6,166,524)			6,207,362

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.8%
Fannie Mae Principal Strip, MTN
4.551%(s)	05/15/30	500	258,861
Federal Farm Credit Banks
1.690%	04/09/20	6,000	5,771,010
2.000%	04/04/22	447	419,805
Federal Home Loan Banks
2.875%	09/11/20	570	587,983
3.375%	06/12/20-12/08/23	4,000	4,246,626
4.000%	09/01/28	245	245,362
Federal Home Loan Mortgage Corp.
1.795%(c)	06/01/43	84	84,083
2.480%(c)	05/01/43	73	72,280
2.500%	TBA	3,550	3,548,336

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY
OBLIGATIONS (Continued)
2.508%(c)	08/01/43		26	$26,233
3.000%	03/01/27-04/01/43		7,672	7,549,459
3.000%	TBA		450	461,813
3.000%	TBA		600	578,273
3.255%(c)	08/01/41		351	370,293
3.500%	03/01/32-07/01/43		3,913	3,955,829
3.500%	TBA		3,700	3,717,922
3.500%	TBA		840	878,719
4.000%	12/01/40		1,182	1,226,653
4.000%	TBA		4,650	4,823,830
4.000%	TBA		1,200	1,266,563
4.500%	06/01/38-01/01/42		4,204	4,496,871
4.500%	TBA		700	746,156
4.500%	TBA		1,000	1,057,656
5.000%	01/01/37-03/01/38		849	921,830
5.000%	TBA		1,600	1,738,375
5.000%	TBA		400	424,219
5.500%	06/01/35-08/01/38		827	911,270
5.500%	TBA		1,900	2,089,406
6.000%	09/01/36		449	501,142
Federal National Mortgage Assoc.
0.875%	10/26/17	(a)	2,000	1,971,540
1.934%(c)	04/01/43		170	171,309
1.954%(c)	05/01/43		662	670,876
2.086%(c)	06/01/43		272	271,788
2.493%(c)	08/01/42		373	380,227
2.500%	09/01/28		292	292,029
2.500%	TBA		740	683,951
2.500%	TBA		5,450	5,445,742
2.572%(s)	10/09/19		800	688,694
2.793%(c)	08/01/41		572	599,262
3.000%	01/01/27-08/01/43		11,810	11,555,016
3.000%	TBA		17,900	17,276,296
3.000%	TBA		2,314	2,376,432
3.500%	05/01/32-05/01/43		16,811	16,970,258
3.500%	TBA		1,650	1,729,922
4.000%	05/01/26-09/01/43		4,040	4,227,919
4.000%	TBA		1,300	1,374,496
4.000%	TBA		2,250	2,338,594
4.500%	11/01/43-02/01/44		4,565	4,874,488
4.500%	TBA		2,800	2,976,750
4.500%	TBA		33,250	35,468,400
4.500%	TBA		1,300	1,376,984
5.000%	12/01/39-05/01/41		4,583	5,006,669
5.000%	TBA		400	425,562
5.500%	04/01/36-08/01/37		1,142	1,268,541
5.500%	TBA		1,500	1,656,387
6.000%	03/01/34		3,949	4,440,107
Financing Corp.
0.782%(s)	12/06/16		500	485,585
Government National Mortgage Assoc.
3.000%	05/15/43		485	477,866
3.000%	TBA		5,000	4,916,406
3.000%	TBA		400	393,312
3.500%	09/20/42-06/20/43		6,025	6,158,270
3.500%	TBA		3,050	3,112,430
3.500%	TBA		800	816,125
4.000%	12/15/40-05/20/42		2,717	2,859,868

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
4.000%	TBA		2,900	$3,047,265
4.000%	TBA		1,650	1,733,016
4.500%	08/15/39-09/20/43		7,356	7,940,020
4.500%	TBA		1,000	1,077,813
5.000%	10/20/39		979	1,068,873
5.000%	TBA		1,000	1,090,156
5.000%	TBA		2,000	2,184,375
5.500%	07/20/40		1,705	1,883,402
6.000%	09/20/38-10/20/38		892	1,003,625
Tennessee Valley Authority
5.880%	04/01/36		180	220,145

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $221,535,198)				219,963,649

U.S. TREASURY OBLIGATIONS — 6.0%
U.S. Treasury Bonds
3.625%	08/15/43		4,000	4,048,752
4.500%	08/15/39		2,000	2,352,500
6.250%	05/15/30		1,549	2,149,721
U.S. Treasury Inflationary Indexed Bonds, TIPS
0.125%	04/15/16-01/15/23		14,013	14,553,989
0.375%	07/15/23		2,515	2,500,003
0.625%	07/15/21-02/15/43	(a)	10,688	10,569,144
0.750%	02/15/42		1,368	1,233,812
1.125%	01/15/21		1,570	1,781,968
1.250%	07/15/20		760	878,365
1.375%	07/15/18-02/15/44		1,346	1,515,770
1.750%	01/15/28		1,200	1,484,364
1.875%	07/15/19		570	694,913
2.000%	01/15/26	(k)	765	1,026,494
2.125%	01/15/19-02/15/41		1,893	2,396,715
2.375%	01/15/25-01/15/27		2,660	3,820,443
2.500%	07/15/16-01/15/29		2,134	2,763,862
3.375%	04/15/32		100	182,128
3.625%	04/15/28		760	1,494,057
3.875%	04/15/29		900	1,807,645
U.S. Treasury Notes
0.875%	04/30/17	(k)	10,562	10,538,067
1.000%	08/31/19		521	497,066
1.000%	03/31/17		387	387,968
1.125%	03/31/20		10,700	10,131,563
1.375%	06/30/18-09/30/18		55,460	55,137,148

TOTAL U.S. TREASURY OBLIGATIONS (cost $135,314,785)				133,946,457

TOTAL LONG-TERM INVESTMENTS (cost $1,520,762,660)				1,625,624,759

	Shares	Value
SHORT-TERM INVESTMENTS — 41.9%
AFFILIATED MONEY MARKET MUTUAL FUND — 41.9%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $942,497,914; includes $242,453,570 of cash collateral received for securities on loan)(b)(w)	942,497,914	$942,497,914

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*
Call Options
Currency Option EUR vs USD,
expiring 04/17/14, @FX Rate1.40	Deutsche Bank AG	EUR	3	165
Interest Rate Swap Options,
Receive a fixed rate of 1.66% and pay a floating rate based on 3-month LIBOR, expiring 01/07/15	Deutsche Bank
	AG		20	17,749

				17,914

Put Options
10 Year U.S. Treasury Notes Futures,
expiring 04/25/14, Strike Price $121.50			14	3,938
expiring 04/25/14, Strike Price $123.50			14	12,688
20 Year U.S. Treasury Bonds Futures,
expiring 05/23/14,
Strike Price $133.00			16	23,000
Currency Option EUR vs USD,
expiring 04/16/14, @ FX Rate 1.41	BNP Paribas	EUR	7	287
Currency Option USD vs MXN,
expiring 04/24/14, @ FX Rate 12.90	Morgan Stanley		3	4,296
expiring 04/24/14,	Goldman Sachs
Strike Price $13.10	& Co.		3	2,346
Interest Rate Swap Options,
Pay a fixed rate of 1.66% and receive a floating rate based on 3-month LIBOR,	Deutsche Bank
expiring 01/07/15	AG		20	16,368
Pay a fixed rate of 3.15% and receive a floating rate based on 3-month
LIBOR,	Deutsche Bank
expiring 04/23/14	AG		8	364

				63,287

TOTAL OPTIONS PURCHASED (cost $78,836)				81,201

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Value
TOTAL SHORT-TERM INVESTMENTS (cost $942,576,750)	$942,579,115

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 114.2%
(cost $2,463,339,410)	2,568,203,874

Interest Rate	Maturity Date	Principal Amount (000)#
SECURITIES SOLD SHORT — (1.2)%
U.S. GOVERNMENT AGENCY OBLIGATIONS
Federal National Mortgage Assoc.
3.500%	TBA	10,000	(10,059,375)
5.000%	TBA	2,800	(3,045,219)
5.000%	TBA	10,900	(11,883,555)
Government National Mortgage Assoc.
4.500%	TBA	1,400	(1,509,156)

TOTAL SECURITIES SOLD SHORT (proceeds received $26,469,809)			(26,497,305)

	Counterparty	Notional Amount (000)#
OPTIONS WRITTEN*
Call Options
Currency Option EUR vs USD,
expiring 04/17/14, @ FX Rate 1.40	BNP Paribas	EUR	3	(165)
Currency Option NZD vs USD,	Deutsche Bank
expiring 05/14/14, @FX Rate0.85	AG	NZD	2	(4,309)
Currency Option USD vs MXN,	Goldman Sachs
expiring 04/24/14, @ FX Rate 14.35	& Co.		2	(9)
Interest Rate Swap Options,
Pay a fixed rate of 2.80% and receive a floating rate based on 3-month
LIBOR, expiring 02/23/15	Deutsche Bank AG		4	(4,143)

				(8,626)

Put Options
10 Year U.S. Treasury Notes Futures,
expiring 04/25/14, Strike Price $122.50			28	(14,875)
20 Year U.S. Treasury Bonds Futures,
expiring 05/23/14, Strike Price $130.00			16	(7,500)
Currency Option USD vs MXN,
expiring 04/24/14, @ FX Rate 13.10	Morgan Stanley		3	(2,082)
Interest Rate Swap Options,
Receive a fixed rate of
3.85% and pay a floating rate based on
3-month LIBOR,	Deutsche Bank
expiring 01/23/15	AG		12	(8,712)

	Counterparty	Notional Amount (000)#	Value
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
Receive a fixed rate of 3.80% and pay a floating rate based on 3-month LIBOR, expiring 02/23/15	Deutsche Bank AG	4	$(3,871)

			(37,040)

TOTAL OPTIONS WRITTEN (premiums received $45,611)			(45,666)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 113.0% (cost $2,436,823,990)			2,541,660,903
Liabilities in excess of other assets(x) — (13.0)%			(292,755,193)

NET ASSETS — 100.0%			$2,248,905,710

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under
the Securities Act of 1933 and may not be resold
subject to that rule except to qualified institutional
buyers. Unless otherwise noted, 144A securities are
deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to
Regulation S and may not be offered, sold or delivered
within the United States or to, or for the account or
benefit of, U.S. persons, except pursuant to an
exemption from, or in a transaction not subject to, the
registration requirements of the Securities Act of 1933.
ADR	American Depositary Receipt
BABs	Build America Bonds
bps	Basis Points
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CPI	Consumer Price Index
CPTFEMU	Eurostat Eurozone HICP ex-Tobacco NSA
DAX	German Stock Index
DJUBSTR	Dow Jones-UBS Commodity Index Total Return
FHLMC	Federal Home Loan Mortgage Corporation
FTSE	Financial Times and the London Stock Exchange Index
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NASDAQ	National Association of Securities Dealers Automated
Quotations
PIK	Payment-in-Kind
REMIC	Real Estate Mortgage Investment Conduit
RMS G	MSCI US REIT Index
SPDR	Standard & Poor’s Depositary Receipts
SPGCENP	S&P GSCI Energy Official Close Index
STOXX	Stock Index of Eurozone
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
USD	United States Dollar

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $238,046,682; cash collateral of $242,453,570 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2014.
(i)	Represents issuer in default on interest payments. Non- income producing security. Such securities may be post maturity.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at March 31, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions:
104	90 Day Euro Dollar	Dec. 2014	$25,913,100	$25,916,800	$3,700
14	90 Day Euro Dollar	Sep. 2017	3,399,921	3,396,575	(3,346)
161	2 Year U.S. Treasury Notes	Jun. 2014	35,396,216	35,349,563	(46,653)
42	5 Year U.S. Treasury Notes	Jun. 2014	4,999,914	4,996,031	(3,883)
1,111	10 Year Australian Treasury Bonds	Jun. 2014	877,037,998	877,129,451	91,453
9	10 Year U.S. Treasury Notes	Jun. 2014	1,114,329	1,111,500	(2,829)
142	20 Year U.S. Treasury Bonds	Jun. 2014	18,883,455	18,917,063	33,608
21	30 Year U.S. Ultra Treasury Bonds	Jun. 2014	3,039,987	3,033,844	(6,143)
319	DAX Index.	Jun. 2014	99,565,917	105,325,110	5,759,193
2,037	Euro STOXX 50	Jun. 2014	82,299,516	86,994,916	4,695,400
410	FTSE 100 Index.	Jun. 2014	44,138,756	44,726,589	587,833
1,035	NASDAQ 100 E-Mini Index	Jun. 2014	75,446,325	74,235,375	(1,210,950)
485	Nikkei 225 Index	Jun. 2014	70,920,942	69,685,123	(1,235,819)
42	S&P 500 E-Mini	Jun. 2014	3,849,323	3,915,660	66,337

					8,727,901

Short Positions:
14	90 Day Euro Dollar	Sep. 2015	3,473,233	3,469,025	4,208
104	90 Day Euro Dollar	Dec. 2015	25,742,100	25,699,700	42,400
310	5 Year U.S. Treasury Notes	Jun. 2014	36,938,568	36,875,469	63,099
2,060	10 Year U.S. Treasury Notes	Jun. 2014	255,247,888	254,410,000	837,888
12	20 Year U.S. Treasury Bonds	Jun. 2014	1,598,344	1,598,625	(281)
16	30 Year U.S. Ultra Treasury Bonds	Jun. 2014	2,262,727	2,311,500	(48,773)
194	British Pound Currency	Jun. 2014	20,131,138	20,202,675	(71,537)
75	Canadian Dollar Currency	Jun. 2014	6,729,000	6,777,750	(48,750)
156	Euro Currency	Jun. 2014	27,108,900	26,859,300	249,600
264	Japanese Yen Currency	Jun. 2014	32,151,900	31,983,600	168,300
436	S&P 500 E-Mini	Jun. 2014	40,106,551	40,648,280	(541,729)

					654,425

					$9,382,326

(1)	Cash of $32,672,000 and U.S. Treasury Securities with a market value of $ 915,856 has been segregated to cover requirement for open futures contracts as of March 31, 2014.

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2014:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 04/02/14	UBS AG	BRL	800	$345,559	$352,395	$6,836
Mexican Peso,
Expiring 04/15/14	Deutsche Bank AG	MXN	5,790	434,368	442,978	8,610
New Zealand Dollar,
Expiring 04/15/14	UBS AG	NZD	130	109,615	112,682	3,067

				$889,542	$908,055	$18,513

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 04/02/14	BNP Paribas	BRL	800	$340,397	$352,395	$(11,998)
Expiring 05/05/14	UBS AG	BRL	800	342,863	349,364	(6,501)
British Pound,
Expiring 04/22/14	Barclays Capital Group	GBP	305	505,466	508,397	(2,931)
Expiring 04/22/14	Deutsche Bank AG	GBP	200	325,972	333,375	(7,403)
Expiring 04/22/14	JPMorgan Chase	GBP	7,194	11,811,470	11,991,507	(180,037)
Canadian Dollar,
Expiring 04/22/14	Barclays Capital Group	CAD	66	60,146	59,671	475
Euro,
Expiring 04/15/14	Deutsche Bank AG	EUR	15	20,829	20,664	165
Expiring 04/15/14	UBS AG	EUR	630	875,053	867,894	7,159
Expiring 04/22/14	Bank of America	EUR	2,329	3,209,214	3,208,401	813
Expiring 04/22/14	Barclays Capital Group	EUR	14,797	20,120,715	20,383,853	(263,138)
Expiring 04/22/14	Barclays Capital Group	EUR	380	514,272	523,484	(9,212)
Expiring 04/22/14	Barclays Capital Group	EUR	215	290,685	296,181	(5,496)
Expiring 04/22/14	Barclays Capital Group	EUR	40	54,138	55,104	(966)
Expiring 04/22/14	Credit Suisse First Boston Corp.	EUR	10	13,660	13,776	(116)
Expiring 04/22/14	Goldman Sachs & Co.	EUR	200	273,958	275,518	(1,560)
Expiring 04/22/14	Goldman Sachs & Co.	EUR	159	216,840	219,036	(2,196)
Expiring 04/22/14	Goldman Sachs & Co.	EUR	150	202,994	206,638	(3,644)
Expiring 04/22/14	Goldman Sachs & Co.	EUR	148	203,335	203,883	(548)
Expiring 04/22/14	Goldman Sachs & Co.	EUR	88	119,451	121,228	(1,777)
Expiring 04/22/14	Goldman Sachs & Co.	EUR	47	63,643	64,747	(1,104)
Expiring 04/22/14	UBS AG	EUR	370	511,016	509,708	1,308
Japanese Yen,
Expiring 04/15/14	Barclays Capital Group	JPY	18,815	183,158	182,305	853
Expiring 04/15/14	Barclays Capital Group	JPY	1,410	13,721	13,662	59
Mexican Peso,
Expiring 04/15/14	RBC Dominion Securities	MXN	1,220	91,815	93,339	(1,524)
New Zealand Dollar,
Expiring 04/15/14	Deutsche Bank AG	NZD	10	8,455	8,668	(213)
Expiring 04/15/14	UBS AG	NZD	128	108,743	110,948	(2,205)
Norwegian Krone,
Expiring 04/15/14	Deutsche Bank AG	NOK	135	22,599	22,533	66

				$40,504,608	$40,996,279	$(491,671)

Cross currency exchange contracts outstanding at March 31, 2014:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Depreciation	Counterparty
04/15/14	Buy	NOK	53	AUD	10	$(348)	Deutsche Bank AG
04/15/14	Buy	NOK	1,978	AUD	370	(12,698)	JPMorgan Chase

						$(13,046)

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2014:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
EUR	485	11/19/15	0.000%	CPTFEMU(2)	$859	$826	$33	Deutsche Bank AG
	1,600	05/10/14	2.000%	CPI Urban	—	256	(256)	Deutsche Bank AG
				Consumers(2)
	535	05/10/14	2.000%	CPI Urban	—	86	(86)	Deutsche Bank AG
				Consumers(2)
	265	05/13/14	2.000%	CPI Urban	—	46	(46)	Deutsche Bank AG
				Consumers(2)
	2,250	03/07/18	2.260%	CPI Urban	2,006	—	2,006	UBS AG
				Consumers(2)
	5,300	02/08/24	2.842%	CPI Urban	(267,822)	—	(267,822)	Deutsche Bank AG
				Consumers(2)
	900	02/10/44	3.670%	3 month LIBOR(2)	(22,188)	—	(22,188)	Barclays Bank PLC

					$(287,145)	$1,214	$(288,359)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
200	08/01/18	1.543%	3 month LIBOR(1)	$—	$(700)	$(700)
2,800	08/31/18	1.692%	3 month LIBOR(1)	—	(644)	(644)
400	08/31/18	1.696%	3 month LIBOR(2)	—	(154)	(154)
17,200	07/30/20	2.169%	3 month LIBOR(1)	—	(22,152)	(22,152)
2,300	09/16/20	2.473%	3 month LIBOR(1)	—	(35,799)	(35,799)
8,131	11/15/20	2.273%	3 month LIBOR(1)	—	(27,705)	(27,705)
3,600	02/07/24	4.203%	3 month LIBOR(2)	—	48,786	48,786
3,800	02/11/24	4.230%	3 month LIBOR(1)	—	33,323	33,323
3,800	03/18/24	4.070%	3 month LIBOR(1)	—	5,282	5,282
3,121	08/15/39	3.363%	3 month LIBOR(2)	—	77,486	77,486
1,000	02/07/44	3.650%	3 month LIBOR(2)	—	(25,830)	(25,830)
200	03/03/44	3.583%	3 month LIBOR(1)	—	(2,125)	(2,125)
100	03/03/44	3.584%	3 month LIBOR(1)	—	(1,087)	(1,087)
900	03/18/44	3.555%	3 month LIBOR(1)	—	(3,286)	(3,286)

				$—	$45,395	$45,395

(1)	Portfolio pays the fixed rate and receives the floating rate.

(2)	Portfolio pays the floating rate and receives the fixed rate.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at March 31, 2014:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation
Exchange-traded credit default swaps on credit indices – Sell Protection(2):
CDX.NA.IG.21-V1	12/20/18	1.000%	5,000	$89,441	$91,167	$1,726

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2014(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(2):
Caesars Entertainment, Inc.	12/20/15	5.000%	1,530	21.173%	$(353,168)	$(248,308)	$(104,860)	UBS AG
Caesars Entertainment, Inc.	09/20/16	5.000%	2,200	*	(782,616)	(419,423)	(363,193)	Deutsche Bank AG

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Credit default swap agreements outstanding at March 31, 2014 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2014(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(2) (cont’d.)
Caesars Entertainment, Inc.	06/20/17	5.000%	1,059	*	$(468,674)	$(265,114)	$(203,560)	Deutsche Bank AG
CCO Holdings LLC	09/20/17	8.000%	300	*	66,384	—	66,384	Deutsche Bank AG
Redhill Education Ltd.	09/20/15	5.000%	59	*	(23,588)	(6,630)	(16,958)	Deutsche Bank AG
Redhill Education Ltd.	09/20/15	5.000%	59	*	(23,588)	(5,431)	(18,157)	Deutsche Bank AG
Redhill Education Ltd.	09/20/18	5.000%	59	*	(23,588)	(6,621)	(16,967)	Deutsche Bank AG
Smithfield Foods	06/20/18	5.000%	187	*	26,445	20,008	6,437	Credit Suisse First Boston

					$(1,582,393)	$(931,519)	$(650,874)

					Upfront
		Notional			Premiums
	Termination	Amount	Fixed	Fair	Paid	Unrealized
Reference Entity/Obligation	Date	(000)#(3)	Rate	Value	(Received)	Appreciation	Counterparty
Over-the-counter credit default swaps – Buy Protection(1):
Redhill Education Ltd.	09/20/18	59	5.000%	$30,414	$16,293	$14,121	Deutsche Bank AG
Redhill Education Ltd.	09/20/18	59	5.000%	30,414	16,043	14,371	Deutsche Bank AG
Redhill Education Ltd.	09/20/18	59	5.000%	30,414	14,539	15,875	Deutsche Bank AG

				$91,242	$46,875	$44,367

		Notional			Value at
	Termination	Amount	Fixed	Value at	March 31,	Unrealized
Reference Entity/Obligation	Date	(000)#(3)	Rate	Trade Date	2014	Depreciation
Exchange-traded credit default swaps – Buy Protection(1):
CDX.NA.IG.21-V1	12/20/18	17,000	1.000%	$(258,259)	$(303,142)	$(44,883)

(1)  If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)  If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)  Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)  Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*  Fair value of credit default swap agreement is based on price obtained from independent pricing service which used information provided by market dealers. No implied credit spread is utilized in determining such fair value.

#  Notional amount is shown in U.S. dollars unless otherwise stated.

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Total return swap agreements outstanding at March 31, 2014:

					Upfront
		Notional			Premiums	Unrealized
	Termination	Amount		Fair	Paid	Appreciation
Counterparty	Date	(000)#	Description	Value	(Received)	(Depreciation)
			Pay fixed payments on the
			DJUBSTR Index and receive
			variable payments based on the 3
Credit Suisse First Boston Corp.	09/05/14	549	Month U.S. Treasury Bill Rate	$—	$—	$—
			Pay fixed payments on the
			DJUBSTR Index and receive
			variable payments based on the 3
Credit Suisse First Boston Corp.	09/05/14	273	Month U.S. Treasury Bill Rate	(307,373)	—	(307,373)
			Pay fixed payments on the RMS G
			Index and receive variable
			payments based on the 1 Month
Deutsche Bank AG	05/15/14	36	LIBOR +27bps	445,200	—	445,200
			Pay fixed payments on the RMS G
			Index and receive variable
			payments based on the 1 Month
Deutsche Bank AG	06/15/14	74	LIBOR +27bps	907,038	—	907,038

				$1,044,865	$—	$1,044,865

# Notional amount is shown in U.S. dollars unless otherwise stated.

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$374,508,790	$97,743,073	$294,000
Exchange Traded Funds	144,154,862	—	—
Preferred Stocks	5,493,869	6,496,150	—
Asset-Backed Securities
Collateralized Loan Obligations	—	1,926,393	—
Non-Residential Mortgage-Backed Securities	—	54,686,716	960,935
Residential Mortgage-Backed Securities	—	14,020,193	1,584,930
Bank Loans	—	34,892,944	656,935
Commercial Mortgage-Backed Securities	—	43,431,320	—
Convertible Bonds	—	5,202,189	—
Corporate Bonds	—	465,768,111	4,125,895
Foreign Government Bonds	—	5,497,176	—
Municipal Bonds	—	4,062,810	—
Residential Mortgage-Backed Securities	—	5,807,362	400,000
U.S. Government Agency Obligations	—	219,963,649	—
U.S. Treasury Obligations	—	133,946,457	—
Affiliated Money Market Mutual Fund	942,497,914	—	—
Options Purchased	39,626	41,575	—
Short Sales – U.S. Government Agency Obligations	—	(26,497,305)	—
Options Written	(22,375)	(23,291)	—
Other Financial Instruments*
Futures	9,382,326	—	—
Foreign Forward Currency Contracts	—	(486,204)	—
Interest Rate Swaps	—	(242,964)	—
Credit Default Swaps	—	(716,048)	66,384
Total Return Swaps	—	1,044,865	—

Total	$1,476,055,012	$1,066,565,171	$8,089,079

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2014 categorized by risk exposure:

Derivative Fair Value at 3/31/14
Credit contracts	$(649,664)
Equity contracts	9,165,130
Foreign exchange contracts	(188,062)
Interest rate contracts	756,490

Total	$9,083,894

AST BLACKROCK ISHARES ETF PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 96.6%
EXCHANGE TRADED FUNDS
iShares Core S&P 500 ETF(a)	143,441	$26,991,293
iShares Core Total U.S. Bond Market ETF	443,810	47,909,289
iShares iBoxx $ High Yield Corporate Bond ETF(a)	44,831	4,231,598
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	96,345	11,269,475
iShares Intermediate Credit Bond ETF(a)	84,044	9,165,839
iShares MSCI EAFE ETF(a)	210,656	14,149,764
iShares MSCI Germany ETF(a)	89,996	2,821,375
iShares MSCI Japan ETF(a)	279,700	3,169,001
iShares Russell 2000 ETF(a)	61,601	7,166,660
iShares U.S. Financials ETF	39,211	3,205,891
iShares U.S. Healthcare ETF	26,145	3,216,619
iShares U.S. Technology ETF	35,137	3,199,575

TOTAL EXCHANGE TRADED FUNDS (cost $131,308,513)		136,496,379

SHORT-TERM INVESTMENT — 44.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $62,331,158; includes $56,720,930 of cash collateral for securities on loan)(b)(w)	62,331,158	62,331,158

TOTAL INVESTMENTS — 140.7% (cost $193,639,671)		198,827,537
Liabilities in excess of other assets — (40.7)%		(57,508,458)

NET ASSETS — 100.0%		$141,319,079

The following abbreviations are used in the Portfolio descriptions:

EAFE	Europe, Australasia, Far East
ETF	Exchange Traded Funds
iBoxx	Bond Market Indices
MSCI	Morgan Stanley Capital International
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $55,695,583; cash collateral of $56,720,930 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.

AST BLACKROCK ISHARES ETF PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Exchange Traded Funds	$136,496,379	$—	$—
Affiliated Money Market Mutual Fund	62,331,158	—	—

Total	$198,827,537	$—	$—

AST BOND PORTFOLIO 2015

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value
LONG-TERM INVESTMENTS — 85.9%

ASSET-BACKED SECURITIES — 6.3%

Non-Residential Mortgage-Backed Securities
Ally Auto Receivables Trust, Series 2012-SN1, Class A2	0.510%		12/20/14	9	$9,495
CarMax Auto Owner Trust, Series 2012-1, Class A3	0.890%		09/15/16	353	353,477
Citibank Credit Card Issuance Trust, Series 2006-A7, Class A7	0.293	%(c)	12/17/18	1,000	996,781
Ford Credit Auto Lease Trust, Series 2012-B, Class A2	0.540%		11/15/14	9	9,440
GE Equipment Midticket LLC, Series 2012-1, Class A2	0.470%		01/22/15	14	13,501
Honda Auto Receivables Owner Trust, Series 2012-1, Class A3	0.770%		01/15/16	320	320,303
MBNA Credit Card Master Note Trust, Series 2004-C2, Class C2	1.055	%(c)	11/15/16	600	600,654
World Omni Auto Receivables Trust, Series 2012-B, Class A2	0.430%		11/15/15	142	141,638

TOTAL ASSET-BACKED SECURITIES (cost $2,174,321)					2,445,289

COMMERCIAL MORTGAGE-BACKED SECURITIES — 9.0%
Banc of America Commercial Mortgage, Inc., Series 2006-6, Class A2	5.309%		10/10/45	43	42,881
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class AAB	5.703%		06/11/50	418	422,790
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2	3.061%		12/15/47	250	258,560
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A2	1.987%		04/10/46	465	464,879
Commercial Mortgage Trust, Series 2007-GG9, Class A2	5.381%		03/10/39	590	599,434
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2	5.417%		12/10/49	278	278,232
GS Mortgage Securities Trust, Series 2006-GG6, Class A4	5.553	%(c)	04/10/38	300	320,398
GS Mortgage Securities Trust, Series 2006-GG8, Class A4	5.560%		11/10/39	270	294,537
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A2	5.800	%(c)	06/15/49	182	182,266
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	3.058%		05/10/63	520	526,542
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	5.308%		11/15/48	128	139,490

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $3,452,622)					3,530,009

CORPORATE BONDS — 22.9%

Aerospace & Defense — 1.1%
Boeing Co. (The), Sr. Unsec’d. Notes	3.500%		02/15/15	400	410,539

Banking — 7.6%
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	2.750%		09/15/15	180	185,472
Bank of America Corp., Sr. Unsec’d. Notes	4.500%		04/01/15	425	440,928
Citigroup, Inc., Sub. Notes	5.000%		09/15/14	475	484,198

AST BOND PORTFOLIO 2015 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)

Banking (cont’d.)
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.625%	02/07/16	260	$272,293
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.700%	01/20/15	500	512,586
Morgan Stanley, Sr. Unsec’d. Notes	5.375%	10/15/15	500	533,042
Rabobank Nederland NV (Netherlands), Sr. Unsec’d. Notes, 144A	4.200%	05/13/14	525	527,289

				2,955,808

Capital Goods — 0.8%
ABB Finance USA, Inc. (Switzerland), Gtd. Notes .	1.625%	05/08/17	115	115,785
Xylem, Inc., Gtd. Notes	3.550%	09/20/16	190	200,285

				316,070

Electric — 0.5%
Duke Energy Progress, Inc., First Mortgage Bonds	5.300%	01/15/19	165	187,683

Energy - Integrated — 0.2%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.125%	10/01/15	80	83,013

Foods — 1.1%
Yum! Brands, Inc., Sr. Unsec’d. Notes	4.250%	09/15/15	400	419,259

Healthcare & Pharmaceutical — 1.3%
Pfizer, Inc., Sr. Unsec’d. Notes	5.350%	03/15/15	500	522,449

Insurance — 1.1%
ACE INA Holdings, Inc., Gtd. Notes	2.600%	11/23/15	150	154,486
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%	01/16/18	110	125,704
Principal Life Global Funding II, Sr. Sec’d. Notes, MTN, 144A	1.125%	09/18/15	150	150,836

				431,026

Media & Entertainment — 0.5%
NBCUniversal Media LLC, Gtd. Notes	2.100%	04/01/14	190	190,000

Metals — 0.5%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.500%	04/01/14	200	200,000

Non-Captive Finance — 1.2%
General Electric Capital Corp., Sr. Unsec’d. Notes	5.900%	05/13/14	475	477,968

Retailers — 3.3%
CVS Caremark Corp., Sr. Unsec’d. Notes	4.875%	09/15/14	500	509,590
TJX Cos., Inc., Sr. Unsec’d. Notes	4.200%	08/15/15	725	759,957

				1,269,547

Technology — 0.8%
Xerox Corp., Sr. Unsec’d. Notes	4.250%	02/15/15	300	309,104

Telecommunications — 2.9%
AT&T, Inc., Sr. Unsec’d. Notes	5.100%	09/15/14	750	765,713

AST BOND PORTFOLIO 2015 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value
CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Telecom Italia Capital SA (Italy), Gtd. Notes	6.175%		06/18/14	364	$367,640

					1,133,353

TOTAL CORPORATE BONDS (cost $8,765,760)					8,905,819

MUNICIPAL BOND — 0.7%
California — 0.7%
State of California GO, Taxable Var. Purp. 3 (cost $251,545)	5.450%		04/01/15	250	262,380

NON-CORPORATE FOREIGN AGENCIES — 7.6%
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes, GMTN	1.750%		09/11/18	340	341,649
Bank of Nova Scotia (Canada), Covered Bonds, 144A	1.650%		10/29/15	625	636,412
Inter-American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	0.500%		08/17/15	1,500	1,503,616
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A.	1.125%		05/23/18	172	168,340
Statoil ASA (Norway), Gtd. Notes	3.875%		04/15/14	300	300,366

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $2,941,617)					2,950,383

SOVEREIGNS — 4.3%
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	0.500%		03/21/16	150	150,018
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN, RegS	2.875%		09/15/14	200	202,230
Canada Government International Bond (Canada), Sr. Unsec’d. Notes	2.375%		09/10/14	100	100,988
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, 144A	0.625%		05/22/15	130	130,450
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	2.250%		03/17/16	200	206,696
Kingdom of Sweden (Sweden), Sr. Unsec’d. Notes, MTN, RegS	0.375%		05/18/15	130	130,112
Netherlands Government Bond (Netherlands), Sr. Unsec’d. Notes, 144A	0.250%		09/12/15	130	129,475
Province of British Columbia (Canada), Sr. Unsec’d. Notes.	2.000%		10/23/22	690	641,155

TOTAL SOVEREIGNS (cost $1,749,618)					1,691,124

U.S. GOVERNMENT AGENCY OBLIGATIONS — 21.1%
Federal Home Loan Banks	0.375%		08/28/15	400	400,533
Federal Home Loan Banks	1.000%		06/21/17(k)	895	892,850
Federal Home Loan Mortgage Corp	1.750%		05/30/19	1,230	1,218,894
Federal Home Loan Mortgage Corp	2.375%		01/13/22	195	191,000
Federal National Mortgage Assoc	0.875%		05/21/18	95	92,430
Federal National Mortgage Assoc	1.625%		11/27/18	1,165	1,160,250
Israel Government AID Bond, Gov’t. Gtd. Notes	2.430%	(s)	03/15/22	145	114,118
Israel Government AID Bond, Gov’t. Gtd. Notes	5.500%		04/26/24	580	690,242
Residual Funding Corp. Strips Principal	1.610%	(s)	10/15/19	2,120	1,878,013

AST BOND PORTFOLIO 2015 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Residual Funding Corp. Strips Principal	1.630%	(s)	07/15/20	1,855	$1,589,353

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $8,399,386)					8,227,683

U.S. TREASURY OBLIGATIONS — 14.0%
U.S. Treasury Bonds	3.750%		11/15/43	470	486,597
U.S. Treasury Notes	1.000%		09/30/19	765	728,424
U.S. Treasury Notes	2.000%		11/30/20	610	600,850
U.S. Treasury Notes	2.000%		02/28/21	340	333,545
U.S. Treasury Notes	2.125%		01/31/21	1,850	1,831,933
U.S. Treasury Notes	2.375%		07/31/17	185	192,819
U.S. Treasury Notes	2.750%		02/15/24	270	270,591
U.S. Treasury Strips Coupon	2.510%	(s)	08/15/21(h)	835	694,884
U.S. Treasury Strips Coupon	2.750%	(s)	02/15/25	230	165,528
U.S. Treasury Strips Principal	6.810%	(s)	02/15/44	450	146,835

TOTAL U.S. TREASURY OBLIGATIONS (cost $5,443,104)					5,452,006

TOTAL LONG-TERM INVESTMENTS (cost $33,177,973)					33,464,693

				Shares
SHORT-TERM INVESTMENTS — 7.2%

AFFILIATED MONEY MARKET MUTUAL FUND — 7.1%
Prudential Investment Portfolios2-Prudential Core Taxable Money Market Fund (cost $2,764,429)(w)				2,764,429	2,764,429

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*(j) — 0.1%

Call Options — 0.1%
5 Year U.S. Treasury Notes Futures, expiring 05/23/14, Strike Price $118.25		600	6,281
Interest Rate Swap Options,
Receive a fixed rate of 2.00% and pay a floating rate based on 3 month LIBOR, expiring 04/24/14	Barclays Capital Group	1,510	—
Receive a fixed rate of 2.00% and pay a floating rate based on 3 month LIBOR, expiring 04/24/14	Citigroup Global Markets	1,850	—
Receive a fixed rate of 2.00% and pay a floating rate based on 3 month LIBOR, expiring 04/24/14	Citigroup Global Markets	1,850	—
Receive a fixed rate of 3.20% and pay a floating rate based on 3 month LIBOR, expiring 09/12/14	Citigroup Global Markets	260	6,881
Receive a fixed rate of 3.20% and pay a floating rate based on 3 month LIBOR, expiring 09/12/14	Citigroup Global Markets	150	3,970
Receive a fixed rate of 3.20% and pay a floating rate based on 3 month LIBOR, expiring 09/18/14	Citigroup Global Markets	260	6,861

TOTAL OPTIONS PURCHASED (cost $30,696)			23,993

TOTAL SHORT-TERM INVESTMENTS (cost $2,795,125)			2,788,422

AST BOND PORTFOLIO 2015 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Value
TOTAL INVESTMENTS — 93.1% (cost $35,973,098)	$36,253,115
Other assets in excess of liabilities(x) — 6.9%	2,676,684

NET ASSETS — 100.0%	$38,929,799

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
AID	Agency for International Development
GMTN	Global Medium Term Note
GO	General Obligation
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2014.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(j)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2014.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 -
Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at March 31, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)(1)
Long Position:
18	10 Year U.S. Treasury Notes	Jun. 2014	$2,226,041	$2,223,000	$(3,041)

Short Positions:
45	2 Year U.S. Treasury Notes	Jun. 2014	9,891,608	9,880,313	11,295
38	5 Year U.S. Treasury Notes	Jun. 2014	4,535,687	4,520,219	15,468
3	20 Year U.S. Treasury Bonds	Jun. 2014	398,714	399,656	(942)
2	30 Year U.S. Ultra Treasury Bonds	Jun. 2014	288,997	288,937	60

					25,881

					$22,840

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2014.

Interest rate swap agreements outstanding at March 31, 2014:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
7,600	09/06/14	0.632%	3 month LIBOR	(2)	$(14,690)	$—	$(14,690)	UBS AG
800	09/12/14	0.656%	3 month LIBOR	(2)	(1,644)	—	(1,644)	Barclays Capital Group
1,000	09/19/14	0.669%	3 month LIBOR	(2)	(2,135)	—	(2,135)	JPMorgan Chase
3,000	10/03/14	0.720%	3 month LIBOR	(1)	16,164	—	16,164	UBS AG
1,050	10/06/14	0.739%	3 month LIBOR	(1)	5,869	—	5,869	JPMorgan Chase
1,195	10/26/14	0.835%	3 month LIBOR	(2)	(7,785)	—	(7,785)	Barclays Capital Group
785	10/28/14	0.816%	3 month LIBOR	(2)	(4,951)	—	(4,951)	Barclays Capital Group
2,350	08/08/15	0.528%	3 month LIBOR	(2)	(6,957)	—	(6,957)	Credit Suisse First Boston Corp.
520	09/28/15	0.918%	3 month LIBOR	(2)	(4,265)	—	(4,265)	Barclays Capital Group
19,800	12/31/15	2.055%	3 month LIBOR	(1)	1,903,388	—	1,903,388	Morgan Stanley
12,800	12/31/15	0.000%	3 month LIBOR	(1)	54,493	—	54,493	JPMorgan Chase

AST BOND PORTFOLIO 2015 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2014 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
1,950	08/09/16	1.425%	3 month LIBOR	(1)	$36,166	$—	$36,166	Bank of America
7,800	08/11/16	1.460%	3 month LIBOR	(1)	151,943	—	151,943	UBS AG
1,670	08/31/16	0.934%	3 month LIBOR	(1)	9,149	—	9,149	Credit Suisse First Boston Corp.
3,130	10/03/16	1.273%	3 month LIBOR	(1)	56,774	—	56,774	UBS AG
450	10/06/16	1.194%	3 month LIBOR	(1)	7,057	—	7,057	JPMorgan Chase
500	10/17/16	1.443%	3 month LIBOR	(2)	(11,275)	—	(11,275)	Barclays Capital Group
1,455	10/27/16	1.439%	3 month LIBOR	(2)	(31,954)	—	(31,954)	Barclays Capital Group
1,090	11/01/16	1.431%	3 month LIBOR	(2)	(23,392)	—	(23,392)	Barclays Capital Group
1,275	11/02/16	1.336%	3 month LIBOR	(2)	(23,687)	—	(23,687)	Barclays Capital Group
1,280	11/25/16	1.350%	3 month LIBOR	(1)	22,593	—	22,593	Barclays Capital Group
790	11/30/16	1.398%	3 month LIBOR	(1)	15,009	—	15,009	Barclays Capital Group
1,210	12/05/16	1.338%	3 month LIBOR	(2)	(20,501)	—	(20,501)	Barclays Capital Group
2,160	12/06/16	1.388%	3 month LIBOR	(2)	(38,280)	—	(38,280)	Barclays Capital Group
2,220	12/08/16	1.345%	3 month LIBOR	(2)	(37,892)	—	(37,892)	Barclays Capital Group
1,450	01/24/17	1.176%	3 month LIBOR	(2)	(12,908)	—	(12,908)	Bank of Nova Scotia
730	03/02/17	1.085%	3 month LIBOR	(2)	(3,053)	—	(3,053)	Barclays Capital Group
950	03/06/17	1.123%	3 month LIBOR	(2)	(4,815)	—	(4,815)	Barclays Capital Group
700	03/29/17	1.293%	3 month LIBOR	(2)	(6,253)	—	(6,253)	Barclays Capital Group
2,340	07/16/17	0.847%	3 month LIBOR	(2)	18,826	—	18,826	Bank of Nova Scotia
2,100	08/01/17	0.844%	3 month LIBOR	(2)	19,348	—	19,348	Bank of Nova Scotia
840	09/28/17	0.795%	3 month LIBOR	(1)	(12,319)	—	(12,319)	Credit Suisse First Boston Corp.
2,000	10/09/17	0.765%	3 month LIBOR	(2)	26,494	—	26,494	Bank of Nova Scotia
900	11/09/17	0.774%	3 month LIBOR	(2)	13,561	—	13,561	Bank of Nova Scotia
500	03/18/18	1.053%	3 month LIBOR	(2)	7,032	—	7,032	Barclays Capital Group
1,000	04/15/18	0.903%	3 month LIBOR	(2)	18,190	—	18,190	Bank of Nova Scotia
400	04/16/18	0.878%	3 month LIBOR	(2)	7,713	—	7,713	JPMorgan Chase
800	05/15/18	2.318%	3 month LIBOR	(1)	33,784	—	33,784	JPMorgan Chase
172	05/17/18	0.989%	3 month LIBOR	(2)	2,884	—	2,884	Credit Suisse First Boston Corp.
8,100	08/17/18	1.838%	3 month LIBOR	(1)	102,451	—	102,451	Barclays Capital Group
7,300	09/06/18	1.704%	3 month LIBOR	(2)	(37,701)	—	(37,701)	UBS AG
720	09/15/18	1.671%	3 month LIBOR	(1)	1,658	—	1,658	Barclays Capital Group
500	12/19/18	1.668%	3 month LIBOR	(1)	1,237	—	1,237	Barclays Capital Group
1,440	12/22/18	1.693%	3 month LIBOR	(1)	4,865	—	4,865	Barclays Capital Group
510	02/21/19	1.573%	3 month LIBOR	(2)	4,266	—	4,266	Citigroup Global Markets
900	06/07/19	1.338%	3 month LIBOR	(1)	(20,906)	—	(20,906)	Barclays Capital Group
2,730	07/23/19	1.220%	3 month LIBOR	(2)	92,098	—	92,098	Bank of Nova Scotia
230	10/02/19	1.291%	3 month LIBOR	(1)	(6,983)	—	(6,983)	Barclays Capital Group
1,100	10/16/19	1.210%	3 month LIBOR	(1)	(39,965)	—	(39,965)	Barclays Capital Group
300	12/03/19	1.179%	3 month LIBOR	(2)	12,748	—	12,748	Bank of Nova Scotia
800	12/12/19	1.153%	3 month LIBOR	(2)	35,845	—	35,845	Bank of Nova Scotia
700	03/22/20	1.483%	3 month LIBOR	(2)	24,814	—	24,814	Barclays Capital Group
300	04/11/20	1.370%	3 month LIBOR	(1)	(11,516)	—	(11,516)	Barclays Capital Group
1,465	10/01/20	2.522%	3 month LIBOR	(2)	(42,879)	—	(42,879)	UBS AG
600	07/27/21	3.094%	3 month LIBOR	(2)	(30,733)	—	(30,733)	Bank of America
630	07/28/21	3.088%	3 month LIBOR	(2)	(31,926)	—	(31,926)	Bank of America
115	09/06/21	2.223%	3 month LIBOR	(1)	(1,651)	—	(1,651)	UBS AG
1,150	09/12/21	2.205%	3 month LIBOR	(1)	(18,623)	—	(18,623)	Barclays Capital Group
390	09/13/21	2.171%	3 month LIBOR	(2)	7,262	—	7,262	Bank of America
1,035	09/21/21	2.170%	3 month LIBOR	(2)	20,123	—	20,123	Barclays Capital Group
680	10/06/21	2.038%	3 month LIBOR	(2)	14,067	—	14,067	Citigroup Global Markets
670	12/23/21	2.090%	3 month LIBOR	(2)	16,230	—	16,230	Barclays Capital Group
525	12/28/21	2.118%	3 month LIBOR	(2)	11,855	—	11,855	Barclays Capital Group
655	01/13/22	2.050%	3 month LIBOR	(2)	19,572	—	19,572	Bank of Nova Scotia
660	01/20/22	1.999%	3 month LIBOR	(2)	22,719	—	22,719	Bank of Nova Scotia
660	01/25/22	2.171%	3 month LIBOR	(1)	(14,486)	—	(14,486)	Bank of Nova Scotia
365	02/21/22	2.105%	3 month LIBOR	(2)	10,797	—	10,797	JPMorgan Chase
245	02/21/22	2.100%	3 month LIBOR	(2)	7,339	—	7,339	JPMorgan Chase
370	02/23/22	2.117%	3 month LIBOR	(2)	10,683	—	10,683	JPMorgan Chase

AST BOND PORTFOLIO 2015 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2014 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
550	05/15/22	1.988%	3 month LIBOR	(2)	$20,328	$—	$20,328	JPMorgan Chase
500	06/11/22	1.843%	3 month LIBOR	(2)	25,570	—	25,570	Bank of Nova Scotia
1,500	08/06/22	1.643%	3 month LIBOR	(2)	109,491	—	109,491	Bank of Nova Scotia
765	08/17/26	2.965%	3 month LIBOR	(2)	7,493	—	7,493	Citigroup Global Markets
300	08/24/41	3.065%	3 month LIBOR	(2)	24,945	—	24,945	Citigroup Global Markets
225	08/24/41	3.074%	3 month LIBOR	(2)	18,341	—	18,341	Citigroup Global Markets
300	09/06/41	3.110%	3 month LIBOR	(2)	22,681	—	22,681	UBS AG
300	09/06/41	3.028%	3 month LIBOR	(2)	27,302	—	27,302	UBS AG
290	09/08/41	2.954%	3 month LIBOR	(1)	(30,427)	—	(30,427)	Barclays Capital Group
700	09/12/41	3.053%	3 month LIBOR	(2)	60,774	—	60,774	Citigroup Global Markets
300	10/11/41	2.719%	3 month LIBOR	(2)	41,520	—	41,520	JPMorgan Chase
300	10/17/41	2.905%	3 month LIBOR	(1)	(31,009)	—	(31,009)	Barclays Capital Group
285	12/20/41	2.614%	3 month LIBOR	(2)	46,737	—	46,737	Citigroup Global Markets
175	01/10/42	2.718%	3 month LIBOR	(1)	(25,649)	—	(25,649)	Barclays Capital Group
275	02/09/42	2.840%	3 month LIBOR	(1)	(34,617)	—	(34,617)	Barclays Capital Group

					$2,604,421	$—	$2,604,421

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate		Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
1,285	10/05/14	0.730%	3 month LIBOR	(1)	$—	$3,204	$3,204
10	02/18/16	0.450%	3 month LIBOR	(1)	150	(10)	(160)
1,260	08/26/16	1.299%	3 month LIBOR	(1)	—	17,153	17,153
2,420	09/27/16	1.111%	3 month LIBOR	(1)	—	20,982	20,982
1,600	05/22/17	1.096%	3 month LIBOR	(1)	—	1,430	1,430
7,975	10/15/17	0.790%	3 month LIBOR	(1)	—	(101,628)	(101,628)
525	07/02/18	1.564%	3 month LIBOR	(2)	152	(517)	(669)
1,540	08/31/18	1.625%	3 month LIBOR	(2)	(3,417)	3,853	7,270
300	06/27/20	2.200%	3 month LIBOR	(1)	152	352	200
2,100	02/15/21	2.375%	3 month LIBOR	(2)	946	5,473	4,527
1,300	06/08/21	4.640%	3 month LIBOR	(1)	—	84,214	84,214
215	01/13/22	2.457%	3 month LIBOR	(2)	151	942	791
105	01/22/22	2.785%	3 month LIBOR	(2)	151	(2,015)	(2,166)
965	08/05/23	4.210%	3 month LIBOR	(1)	—	11,426	11,426
410	10/28/23	4.029%	3 month LIBOR	(1)	152	939	787
550	03/31/44	3.474%	3 month LIBOR	(1)	160	(7,371)	(7,531)

					$(1,403)	$38,427	$39,830

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
(3)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2014.
#	Notional amount is shown in U.S. dollars unless otherwise stated.
Various inputs	are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

AST BOND PORTFOLIO 2015 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$2,445,289	$—
Commercial Mortgage-Backed Securities	—	3,530,009	—
Corporate Bonds	—	8,905,819	—
Municipal Bond	—	262,380	—
Non-Corporate Foreign Agencies	—	2,950,383	—
Sovereigns	—	1,691,124	—
U.S. Government Agency Obligations	—	8,227,683	—
U.S. Treasury Obligations	—	5,452,006	—
Options Purchased	6,281	17,712	—
Affiliated Money Market Mutual Fund	2,764,429	—	—
Other Financial Instruments*
Futures Contracts	22,840	—	—
Interest Rate Swaps	—	2,644,251	—

Total	$2,793,550	$36,126,656	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST BOND PORTFOLIO 2016

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 96.9%

ASSET-BACKED SECURITIES — 13.6%

Non-Residential Mortgage-Backed Securities
Ally Auto Receivables Trust, Series 2012-1, Class A3	0.930%		02/15/16	143	$143,334
Ally Auto Receivables Trust, Series 2012-SN1, Class A2	0.510%		12/20/14	5	4,747
Bank of America Auto Trust, Series 2012-1, Class A3	0.780%		06/15/16	176	175,851
Citibank Credit Card Issuance Trust, Series 2005-C2, Class C2	0.625%	(c)	03/24/17	100	99,954
Discover Card Execution Note Trust, Series 2012-A5, Class A5	0.355%	(c)	01/15/18	300	300,196
Honda Auto Receivables 2013-3 Owner Trust, Series 2013-3, Class A2	0.540%		01/15/16	200	200,215
MBNA Credit Card Master Note Trust, Series 2004-C2, Class C2	1.055%	(c)	11/15/16	200	200,218
Nissan Master Owner Trust Receivables, Series 2013-A, Class A	0.455%	(c)	02/15/18	250	250,238
Volkswagen Auto Lease Trust, Series 2013-A, Class A2A	0.630%		12/20/15	181	180,944
World Omni Auto Receivables Trust, Series 2012-B, Class A2	0.430%		11/15/15	85	84,983

TOTAL ASSET-BACKED SECURITIES (cost $1,639,518)					1,640,680

COMMERCIAL MORTGAGE-BACKED SECURITIES — 17.7%
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2	3.061%		12/15/47	250	258,560
GE Commercial Mortgage Corp., Series 2007-C1, Class A2	5.417%		12/10/49	209	208,674
GS Mortgage Securities Trust, Series 2006-GG6, Class A4	5.553%	(c)	04/10/38	300	320,398
GS Mortgage Securities Trust, Series 2006-GG8, Class A4	5.560%		11/10/39	210	229,084
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A2	5.800%	(c)	06/15/49	137	136,699
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class A6	5.283%	(c)	11/12/37	179	188,087
Morgan Stanley Capital I Trust, Series 2006-T21, Class A4	5.162%	(c)	10/12/52	250	264,842
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	3.058%		05/10/63	415	420,221
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	5.308%		11/15/48	99	107,300

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $2,134,126)					2,133,865

CORPORATE BONDS — 40.7%

Banking — 10.7%
American Express Co., Sr. Unsec’d. Notes	2.650%		12/02/22	55	52,251
Bank of America Corp., Sr. Unsec’d. Notes	4.500%		04/01/15	140	145,247
Capital One Financial Corp., Sr. Unsec’d. Notes	4.750%		07/15/21	100	109,556
Citigroup, Inc., Sr. Unsec’d. Notes	4.500%		01/14/22	95	100,657
Citigroup, Inc., Sub. Notes	5.000%		09/15/14	175	178,389
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	100	110,699

AST BOND PORTFOLIO 2016 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banking (cont’d.)
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%	08/15/21	100	$107,190
Morgan Stanley, Sr. Unsec’d. Notes	5.375%	10/15/15	175	186,565
US Bancorp, Sr. Unsec’d. Notes	4.200%	05/15/14	215	215,975
Wells Fargo & Co., Sr. Unsec’d. Notes	5.625%	12/11/17	75	85,547

				1,292,076

Cable — 0.6%
Comcast Corp., Gtd. Notes	4.950%	06/15/16	65	70,676

Capital Goods — 3.2%
ABB Finance USA, Inc. (Switzerland), Gtd. Notes	1.625%	05/08/17	80	80,546
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.150%	10/15/21	35	35,294
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.900%	07/12/21	100	105,676
Xylem, Inc., Gtd. Notes	3.550%	09/20/16	150	158,120

				379,636

Electric — 1.4%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.500%	06/01/21	60	62,899
TECO Finance, Inc., Gtd. Notes	4.000%	03/15/16	100	105,798

				168,697

Energy - Integrated — 3.4%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.125%	10/01/15	85	88,201
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.200%	03/11/16	65	68,137
PC Financial Partnership (Canada), Gtd. Notes	5.000%	11/15/14	100	102,674
Total Capital SA (France), Gtd. Notes	3.000%	06/24/15	150	154,648

				413,660

Energy - Other — 0.9%
Weatherford International, Inc., Gtd. Notes	6.350%	06/15/17	100	113,153

Foods — 0.9%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.125%	01/15/15	90	92,518
W.M. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.000%	10/20/17	10	10,024

				102,542

Healthcare & Pharmaceutical — 2.9%
Medtronic, Inc., Sr. Unsec’d. Notes	3.000%	03/15/15	100	102,492
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	2.250%	08/15/16	235	240,850

				343,342

Healthcare Insurance — 1.0%
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	06/01/21	50	53,352
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.700%	02/15/21	60	66,190

				119,542

Insurance — 2.5%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%	01/16/18	90	102,848

AST BOND PORTFOLIO 2016 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)
Lincoln National Corp., Sr. Unsec’d. Notes	4.300%	06/15/15	55	$57,206
MetLife, Inc., Sr. Unsec’d. Notes	4.750%	02/08/21	130	144,626

				304,680

Media & Entertainment — 2.0%
Discovery Communications LLC, Gtd. Notes	4.375%	06/15/21	100	105,754
NBCUniversal Media LLC, Gtd. Notes	2.100%	04/01/14	130	130,000

				235,754

Metals — 0.2%
Teck Resources Ltd. (Canada), Gtd. Notes	3.850%	08/15/17	25	26,399

Non-Captive Finance — 3.2%
General Electric Capital Corp., Sr. Unsec’d. Notes	5.900%	05/13/14	175	176,094
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	3.100%	01/09/23	65	63,606
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	4.625%	01/07/21	25	27,526
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	4.650%	10/17/21	10	10,982
General Electric Capital Corp., Sub. Notes	5.300%	02/11/21	100	112,475

				390,683

Pipelines & Other — 2.8%
Enterprise Products Operating LLC, Gtd. Notes	5.200%	09/01/20	125	139,525
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	3.950%	09/01/22	125	124,338
Williams Partners LP, Sr. Unsec’d. Notes	4.125%	11/15/20	75	77,873

				341,736

Railroads — 0.7%
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.900%	06/15/19	75	86,916

Retailers — 1.7%
CVS Caremark Corp., Sr. Unsec’d. Notes	3.250%	05/18/15	200	205,704

Telecommunications — 2.6%
America Movil SAB de CV (Mexico), Gtd. Notes	2.375%	09/08/16	200	205,800
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%	11/01/21	100	100,698

				306,498

TOTAL CORPORATE BONDS (cost $4,800,604)				4,901,694

NON-CORPORATE FOREIGN AGENCIES — 3.4%
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes, MTN	1.750%	09/11/18	200	200,970
Inter-American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	0.500%	08/17/15	200	200,482

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $398,416)				401,452

SOVEREIGNS — 5.6%
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	0.500%	03/21/16	80	80,010

AST BOND PORTFOLIO 2016 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

SOVEREIGNS (Continued)
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN, RegS	2.875%		09/15/14	100	$101,115
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, 144A	0.625%		05/22/15	100	100,346
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	2.250%		03/17/16	200	206,696
Kingdom of Sweden (Sweden), Sr. Unsec’d. Notes, MTN, RegS	0.375%		05/18/15	100	100,086
Netherlands Government Bond (Netherlands), Sr. Unsec’d. Notes, 144A	0.250%		09/12/15	90	89,636

TOTAL SOVEREIGNS (cost $686,072)					677,889

U.S. GOVERNMENT AGENCY OBLIGATIONS — 14.9%
Federal Home Loan Mortgage Corp., Notes	1.750%		05/30/19	30	29,729
Federal National Mortgage Assoc	0.875%		05/21/18(h)	45	43,783
Financing Corp., Strips Principal, Series 15-P, Debs	3.197%	(s)	03/07/19	1,000	903,084
Israel Government AID Bond, Gov’t. Gtd. Notes	2.427%	(s)	03/15/22	120	94,442
Residual Funding Corp. Strips Principal, Bonds	1.614%	(s)	10/15/19	445	394,205
Residual Funding Corp. Strips Principal, Sr. Unsec’d. Notes.	1.598%	(s)	07/15/20	390	334,150

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,703,588)					1,799,393

U.S. TREASURY OBLIGATIONS — 1.0%
U.S. Treasury Bonds	3.750%		11/15/43	35	36,236
U.S. Treasury Notes	2.750%		02/15/24	60	60,131
U.S. Treasury Strips Principal	7.000%	(s)	02/15/44(k)	75	24,473

TOTAL U.S. TREASURY OBLIGATIONS (cost $119,302)					120,840

TOTAL LONG-TERM INVESTMENTS (cost $11,481,626)					11,675,813

AST BOND PORTFOLIO 2016 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS — 0.1%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $5,790)(w)	5,790	$ 5,790

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*(j) — 0.1%

Call Options — 0.1%
Interest Rate Swap Options,
Receive a fixed rate of 2.00% and pay a floating rate based on 3 month LIBOR, expiring 04/24/14	Barclays Capital Group	710	—
Receive a fixed rate of 2.00% and pay a floating rate based on 3 month LIBOR, expiring 04/24/14	Citigroup Global Markets	870	—
Receive a fixed rate of 2.00% and pay a floating rate based on 3 month LIBOR, expiring 04/24/14	Citigroup Global Markets	870	—
Receive a fixed rate of 3.20% and pay a floating rate based on 3 month LIBOR, expiring 09/12/14	Citigroup Global Markets	90	2,382
Receive a fixed rate of 3.20% and pay a floating rate based on 3 month LIBOR, expiring 09/12/14	Citigroup Global Markets	50	1,323
Receive a fixed rate of 3.20% and pay a floating rate based on 3 month LIBOR, expiring 09/18/14	Citigroup Global Markets	90	2,375

TOTAL OPTIONS PURCHASED (cost $9,016)			6,080

TOTAL SHORT-TERM INVESTMENTS (cost $14,806)			11,870

TOTAL INVESTMENTS — 97.0%
(cost $11,496,432)			11,687,683
Other assets in excess of liabilities(x) — 3.0%			364,913

NET ASSETS — 100.0%			$12,052,596

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
AID	Agency for International Development
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2014.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(j)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2014.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 -
Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST BOND PORTFOLIO 2016 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Futures contracts open at March 31, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions:
5	5 Year U.S. Treasury Notes	Jun. 2014	$594,578	$594,766	$188
14	10 Year U.S. Treasury Notes	Jun. 2014	1,739,246	1,729,000	(10,246)

					(10,058)

Short Position:
23	2 Year U.S. Treasury Notes	Jun. 2014	5,056,733	5,049,938	6,795

					$(3,263)

(1) The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2014.

Interest rate swap agreements outstanding at March 31, 2014:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate		Fair Value	Upfront Premiums Paid (Received) (Depreciation)(3)	Unrealized Appreciation	Counterparty
Over-the-counter swap agreements:
4,350	04/12/14	0.596%	3 month LIBOR	(1)	$10,063	$—	$10,063	Citigroup Global Markets
3,100	09/01/14	0.659%	3 month LIBOR	(2)	(6,368)	—	(6,368)	Citigroup Global Markets
600	09/12/14	0.656%	3 month LIBOR	(2)	(1,232)	—	(1,232)	Barclays Capital Group
800	09/19/14	0.669%	3 month LIBOR	(2)	(1,708)	—	(1,708)	JPMorgan Chase
2,300	09/27/14	0.401%	3 month LIBOR	(1)	448	—	448	Barclays Capital Group
930	09/27/14	0.650%	3 month LIBOR	(2)	(1,932)	—	(1,932)	Citigroup Global Markets
1,000	10/28/14	0.816%	3 month LIBOR	(2)	(6,307)	—	(6,307)	Barclays Capital Group
1,750	08/08/15	0.528%	3 month LIBOR	(2)	(5,181)	—	(5,181)	Credit Suisse First Boston Corp.
360	09/28/15	0.491%	3 month LIBOR	(1)	432	—	432	Credit Suisse First Boston Corp.
1,200	12/21/15	0.494%	3 month LIBOR	(2)	(2,597)	—	(2,597)	Citigroup Global Markets
240	08/04/16	1.528%	3 month LIBOR	(2)	(5,118)	—	(5,118)	Citigroup Global Markets
1,900	08/11/16	1.460%	3 month LIBOR	(2)	(35,399)	—	(35,399)	Hong Kong & Shanghai Bank
1,500	08/18/16	1.230%	3 month LIBOR	(2)	(18,937)	—	(18,937)	Citigroup Global Markets
2,160	08/31/16	1.251%	3 month LIBOR	(2)	(27,532)	—	(27,532)	Barclays Capital Group
2,145	10/03/16	1.273%	3 month LIBOR	(1)	38,907	—	38,907	UBS AG
3,570	10/06/16	1.194%	3 month LIBOR	(1)	55,989	—	55,989	JPMorgan Chase
1,550	10/11/16	1.430%	3 month LIBOR	(2)	(33,685)	—	(33,685)	Citigroup Global Markets
5,500	12/31/16	1.652%	3 month LIBOR	(1)	316,152	—	316,152	JPMorgan Chase
4,600	12/31/16	1.257%	3 month LIBOR	(1)	144,666	—	144,666	Barclays Capital Group
215	01/03/17	1.311%	3 month LIBOR	(2)	(3,024)	—	(3,024)	Citigroup Global Markets
2,310	02/06/17	0.965%	3 month LIBOR	(2)	(4,317)	—	(4,317)	Bank of Nova Scotia
1,550	05/23/17	1.085%	3 month LIBOR	(1)	5,486	—	5,486	Bank of Nova Scotia
1,150	10/03/17	0.778%	3 month LIBOR	(2)	15,087	—	15,087	Citigroup Global Markets
1,400	10/09/17	0.765%	3 month LIBOR	(2)	18,546	—	18,546	Bank of Nova Scotia
700	11/09/17	0.774%	3 month LIBOR	(2)	10,547	—	10,547	Bank of Nova Scotia
1,900	07/22/18	2.455%	3 month LIBOR	(2)	(79,956)	—	(79,956)	Citigroup Global Markets
6,300	08/17/18	1.838%	3 month LIBOR	(1)	79,684	—	79,684	Barclays Capital Group
1,350	09/01/18	1.820%	3 month LIBOR	(2)	(14,364)	—	(14,364)	Citigroup Global Markets
255	10/03/18	1.745%	3 month LIBOR	(1)	3,277	—	3,277	UBS AG
470	11/01/18	1.984%	3 month LIBOR	(2)	(10,360)	—	(10,360)	Barclays Capital Group
1,430	12/08/18	1.803%	3 month LIBOR	(2)	(14,196)	—	(14,196)	Barclays Capital Group
240	03/05/19	1.643%	3 month LIBOR	(2)	1,419	—	1,419	Bank of Nova Scotia
600	04/10/19	1.816%	3 month LIBOR	(2)	(4,742)	—	(4,742)	Bank of Nova Scotia
370	06/07/19	1.338%	3 month LIBOR	(1)	(8,448)	—	(8,448)	Bank of Nova Scotia
130	10/02/19	1.291%	3 month LIBOR	(1)	(3,947)	—	(3,947)	Barclays Capital Group
500	11/02/19	1.252%	3 month LIBOR	(1)	(17,779)	—	(17,779)	Citigroup Global Markets
300	04/11/20	1.370%	3 month LIBOR	(1)	(11,516)	—	(11,516)	Barclays Capital Group
2,665	10/01/20	2.522%	3 month LIBOR	(2)	(78,001)	—	(78,001)	UBS AG
390	09/06/21	2.223%	3 month LIBOR	(1)	(5,600)	—	(5,600)	UBS AG
310	09/13/21	2.171%	3 month LIBOR	(2)	5,773	—	5,773	Bank of America
620	10/06/21	2.038%	3 month LIBOR	(2)	12,825	—	12,825	Citigroup Global Markets
115	10/06/21	2.060%	3 month LIBOR	(2)	2,184	—	2,184	UBS AG

AST BOND PORTFOLIO 2016 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2014 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
425	01/24/22	2.113%	3 month LIBOR	(2)	$11,157	$—	$11,157	Bank of Nova Scotia
325	01/24/22	2.118%	3 month LIBOR	(2)	8,432	—	8,432	Bank of Nova Scotia
365	02/17/22	2.018%	3 month LIBOR	(2)	13,047	—	13,047	Bank of Nova Scotia
270	02/21/22	2.105%	3 month LIBOR	(2)	7,987	—	7,987	JPMorgan Chase
270	02/23/22	2.117%	3 month LIBOR	(2)	7,796	—	7,796	JPMorgan Chase
500	06/11/22	1.843%	3 month LIBOR	(2)	25,570	—	25,570	Bank of Nova Scotia
500	08/10/22	1.758%	3 month LIBOR	(2)	32,081	—	32,081	Bank of Nova Scotia
400	09/25/22	1.785%	3 month LIBOR	(1)	(26,554)	—	(26,554)	Barclays Capital Group
300	10/05/22	1.696%	3 month LIBOR	(1)	(20,128)	—	(20,128)	Barclays Capital Group
200	05/01/23	1.840%	3 month LIBOR	(1)	(13,394)	—	(13,394)	Barclays Capital Group
240	08/24/41	3.065%	3 month LIBOR	(2)	19,956	—	19,956	Citigroup Global Markets
245	09/06/41	3.110%	3 month LIBOR	(2)	18,523	—	18,523	UBS AG
245	09/06/41	3.028%	3 month LIBOR	(2)	22,297	—	22,297	UBS AG
230	09/08/41	2.954%	3 month LIBOR	(1)	(24,132)	—	(24,132)	Barclays Capital Group
290	10/11/41	2.719%	3 month LIBOR	(2)	40,136	—	40,136	JPMorgan Chase
260	12/12/41	2.685%	3 month LIBOR	(1)	(38,961)	—	(38,961)	Citigroup Global Markets
260	12/20/41	2.614%	3 month LIBOR	(2)	42,637	—	42,637	Citigroup Global Markets
155	12/20/41	2.615%	3 month LIBOR	(1)	(25,382)	—	(25,382)	Barclays Capital Group
160	01/10/42	2.718%	3 month LIBOR	(1)	(23,450)	—	(23,450)	Barclays Capital Group
210	02/09/42	2.840%	3 month LIBOR	(1)	(26,434)	—	(26,434)	Barclays Capital Group

					$370,423	$—	$370,423

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate		Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
10	02/18/16	0.450%	3 month LIBOR	(1)	$150	$(10)	$(160)
4,100	06/27/16	0.853%	3 month LIBOR	(1)	—	18,187	18,187
5,155	10/05/16	1.239%	3 month LIBOR	(1)	—	87,992	87,992
1,150	06/25/18	1.503%	3 month LIBOR	(1)	—	(1,482)	(1,482)
625	07/02/18	1.564%	3 month LIBOR	(2)	—	(616)	(616)
830	08/31/18	1.625%	3 month LIBOR	(2)	(2,286)	2,077	4,363
850	09/23/18	1.613%	3 month LIBOR	(2)	154	632	478
450	02/15/21	2.375%	3 month LIBOR	(2)	2,461	1,173	(1,288)
570	08/05/23	4.210%	3 month LIBOR	(1)	—	6,749	6,749
225	10/28/23	4.029%	3 month LIBOR	(1)	151	515	364

					$630	$115,217	$114,587

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.

(3) The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2014.

# Notional amount is shown in U.S. dollars unless otherwise stated.

AST BOND PORTFOLIO 2016 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$1,640,680	$—
Commercial Mortgage-Backed Securities	—	2,133,865	—
Corporate Bonds	—	4,901,694	—
Non-Corporate Foreign Agencies	—	401,452	—
Sovereigns	—	677,889	—
U.S. Government Agency Obligations	—	1,799,393	—
U.S. Treasury Obligations	—	120,840	—
Affiliated Money Market Mutual Fund	5,790	—	—
Options Purchased	—	6,080	—
Other Financial Instruments*
Futures Contracts	(3,263)	—	—
Interest Rate Swaps	—	485,010	—

Total	$2,527	$12,166,903	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST BOND PORTFOLIO 2017

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 95.7%

ASSET-BACKED SECURITIES — 13.0%

Non-Residential Mortgage-Backed Securities
Ally Auto Receivables Trust, Series 2012-1, Class A3	0.930%		02/15/16	620	$621,112
Ally Auto Receivables Trust, Series 2012-SN1, Class A2	0.510%		12/20/14	38	37,979
American Express Credit Account Master Trust, Series 2012-3, Class A	0.305%	(c)	03/15/18	1,800	1,799,748
American Express Credit Account Secured Note Trust, Series 2012-4, Class A	0.395%	(c)	05/15/20	1,000	997,931
Bank of America Auto Trust, Series 2012-1, Class A3	0.780%		06/15/16	468	468,935
Bank of America Credit Card Trust, Series 2006-A7, Class A7	0.195%	(c)	12/15/16	800	799,906
Chase Issuance Trust, Series 2012-A8, Class A8	0.540%		10/15/17	1,000	999,888
Chase Issuance Trust, Series 2014-A1, Class A	1.150%		01/15/19	600	599,994
Citibank Credit Card Issuance Trust, Series 2005-C2, Class C2	0.626%	(c)	03/24/17	800	799,635
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	5.650%		09/20/19	830	945,797
Citibank Credit Card Issuance Trust, Series 2013-A3, Class A3	1.110%		07/23/18	1,500	1,506,675
Discover Card Master Trust, Series 2012-A, Class A3	0.860%		11/15/17	1,000	1,004,648
Discover Card Master Trust, Series 2012-A5, Class A5	0.355%	(c)	01/15/18	1,600	1,601,045
Ford Credit Auto Lease Trust, Series 2012-B, Class A2	0.540%		11/15/14	33	33,040
Ford Credit Auto Owner Trust, Series 2011-B, Class B	2.270%		01/15/17	600	615,153
GE Dealer Floorplan Master Note Trust, Series 2012-4, Class A	0.597%	(c)	10/20/17	1,400	1,403,412
GE Dealer Floorplan Master Note Trust, Series 2013-1, Class A	0.557%	(c)	04/20/18	1,400	1,403,773
GE Equipment Midticket LLC, Series 2012-1, Class A2	0.470%		01/22/15	61	60,754
MBNA Credit Card Master Note Trust, Series 2004-C2, Class C2	1.055%	(c)	11/15/16	750	750,818
Nissan Master Owner Trust Receivables, Series 2013-A, Class A	0.455%	(c)	02/15/18	1,600	1,601,520
Santander Drive Auto Receivables Trust, Series 2014-1, Class A2B	0.525%	(c)	06/15/17	400	400,146
World Omni Auto Receivables Trust, Series 2012-B, Class A2	0.430%		11/15/15	312	311,603

TOTAL ASSET-BACKED SECURITIES (cost $18,724,541)					18,763,512

COMMERCIAL MORTGAGE-BACKED SECURITIES — 15.2%
Banc of America Commercial Mortgage, Inc., Series 2005-3, Class A4	4.668%		07/10/43	1,400	1,444,772
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class AAB	5.703%		06/11/50	418	422,790
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2	3.061%		12/15/47	1,080	1,116,977
Commercial Mortgage Trust, Series 2005-GG3, Class A4	4.799%	(c)	08/10/42	590	599,868

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage Trust, Series 2007-GG9, Class A2	5.381%		03/10/39	1,175	$1,193,677
Commercial Mortgage Trust, Series 2013-CR8, Class A2	2.367%		06/10/46	2,700	2,730,416
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class A4	5.014%	(c)	02/15/38	1,862	1,901,565
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class A4	4.832%		04/15/37	500	514,950
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2	5.417%		12/10/49	278	278,232
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4	5.553%	(c)	04/10/38	1,100	1,174,793
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4	5.560%		11/10/39	1,140	1,243,596
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A2	2.424%		07/15/45	2,700	2,736,836
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2	5.800%	(c)	06/15/49	182	182,266
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A2	5.300%		11/15/38	235	242,837
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class A6	5.283%	(c)	11/12/37	90	94,044
Morgan Stanley Capital I Trust, Series 2006-T21, Class A4	5.162%	(c)	10/12/52	750	794,528
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	3.058%		05/10/63	2,385	2,415,003
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3	6.011%	(c)	06/15/45	2,000	2,182,628
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	5.308%		11/15/48	542	590,148

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $21,958,419)					21,859,926

CORPORATE BONDS — 19.8%

Banking — 6.8%
American Express Co., Sr. Unsec’d. Notes	2.650%		12/02/22	402	381,906
Bank of America Corp., Sr. Unsec’d. Notes	6.000%		09/01/17	1,305	1,480,478
Bank of Nova Scotia (Canada), Covered Bonds, 144A	1.650%		10/29/15	740	753,512
Capital One Financial Corp., Sr. Unsec’d. Notes	4.750%		07/15/21	350	383,447
Citigroup, Inc., Sr. Unsec’d. Notes	4.500%		01/14/22	325	344,354
Citigroup, Inc., Sr. Unsec’d. Notes	8.500%		05/22/19	450	573,336
Discover Bank, Sr. Unsec’d. Notes	2.000%		02/21/18	1,290	1,284,174
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	350	387,446
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	5.375%		03/15/20	425	474,189
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21	350	375,164
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.400%		07/22/20	75	80,845
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.300%		04/23/19	400	470,273
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.500%		01/26/20	850	958,619
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.000%		04/28/15	100	105,559
Royal Bank of Scotland PLC (The) (United Kingdom), Bank Gtd. Notes	6.125%		01/11/21	135	157,483
US Bancorp, Sr. Unsec’d. Notes, MTN	4.200%		05/15/14	240	241,089
Wells Fargo & Co., Sr. Unsec’d. Notes	5.625%		12/11/17	1,175	1,340,244

					9,792,118

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Cable — 0.1%
NBCUniversal Media LLC, Gtd. Notes	2.100%	04/01/14	170	$170,000

Capital Goods — 1.7%
ABB Finance USA, Inc. (Switzerland), Gtd. Notes .	1.625%	05/08/17	445	448,038
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.150%	10/15/21	140	141,176
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.900%	07/12/21	350	369,866
United Technologies Corp., Sr. Unsec’d. Notes	1.800%	06/01/17	660	671,030
Waste Management, Inc., Gtd. Notes	2.600%	09/01/16	120	124,271
Xylem, Inc., Gtd. Notes	3.550%	09/20/16	630	664,102

				2,418,483

Electric — 0.2%
NextEra Energy Capital Holdings, Inc., Gtd. Notes(a)	4.500%	06/01/21	280	293,528

Energy - Integrated — 1.0%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	1.846%	05/05/17	770	782,008
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.125%	10/01/15	195	202,344
PC Financial Partnership (Canada), Gtd. Notes	5.000%	11/15/14	100	102,673
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.100%	06/01/18	200	231,006
Total Capital SA (France), Gtd. Notes	3.000%	06/24/15	175	180,423

				1,498,454

Energy - Other — 0.1%
Weatherford International Ltd., Gtd. Notes	9.625%	03/01/19	50	64,909

Foods — 0.5%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.125%	01/15/15	425	436,891
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	5.375%	02/10/20	209	238,325
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.000%	10/20/17	90	90,218

				765,434

Healthcare & Pharmaceutical — 1.3%
Amgen, Inc., Sr. Unsec’d. Notes	2.300%	06/15/16	370	380,601
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	1.500%	05/08/17	560	563,236
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes .	2.250%	08/15/16	965	989,022

				1,932,859

Healthcare Insurance — 0.4%
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	06/01/21	275	293,435
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.700%	02/15/21	280	308,885

				602,320

Insurance — 1.3%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%	01/16/18	380	434,249
Lincoln National Corp., Sr. Unsec’d. Notes	4.300%	06/15/15	65	67,607
MetLife, Inc., Sr. Unsec’d. Notes(a)	4.750%	02/08/21	855	951,192

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

				Principal
	Interest	Maturity		Amount
	Rate	Date		(000)#	Value
CORPORATE BONDS (Continued)

Insurance (cont’d.)
MetLife, Inc., Sr. Unsec’d. Notes(a)	7.717%	02/15/19		350	$435,318

					1,888,366

Media & Entertainment — 0.6%
Discovery Communications LLC, Gtd. Notes	4.375%	06/15/21		350	370,140
Time Warner, Inc., Gtd. Notes	4.875%	03/15/20		425	468,572

					838,712

Metals
Teck Resources Ltd. (Canada), Gtd. Notes	3.850%	08/15/17		25	26,399

Non-Captive Finance — 0.9%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(a)	3.100%	01/09/23		230	225,066
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	4.625%	01/07/21		75	82,577
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	4.650%	10/17/21		30	32,947
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	6.000%	08/07/19		175	205,443
General Electric Capital Corp., Sub. Notes	5.300%	02/11/21	(h)	625	702,968

					1,249,001

Pipelines & Other — 0.7%
Enterprise Products Operating LLC, Gtd. Notes(a)	5.200%	09/01/20		125	139,525
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	3.950%	09/01/22		475	472,486
Williams Partners LP, Sr. Unsec’d. Notes	4.125%	11/15/20		350	363,407

					975,418

Railroads — 0.3%
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.900%	06/15/19		350	405,610

Retailers — 0.5%
CVS Caremark Corp., Sr. Unsec’d. Notes	3.250%	05/18/15		200	205,704
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.250%	04/15/21		425	463,117

					668,821

Technology — 0.9%
Apple, Inc., Sr. Unsec’d. Notes(a)	1.000%	05/03/18	(h)	1,320	1,279,542

Telecommunications — 2.3%
America Movil SAB de CV (Mexico), Gtd. Notes	2.375%	09/08/16		570	586,530
AT&T, Inc., Sr. Unsec’d. Notes	2.500%	08/15/15		355	363,822
AT&T, Inc., Sr. Unsec’d. Notes	3.875%	08/15/21	(h)	600	625,798
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	2.500%	09/15/16		1,300	1,346,111
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%	11/01/21		350	352,445

					3,274,706

Tobacco — 0.2%
Altria Group, Inc., Gtd. Notes	9.700%	11/10/18		265	347,843

TOTAL CORPORATE BONDS (cost $27,881,677)					28,492,523

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

					Principal
	Interest		Maturity		Amount
	Rate		Date		(000)#	Value
NON-CORPORATE FOREIGN AGENCIES — 6.1%
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes, MTN	1.750%		09/11/18		1,660	$1,668,051
Inter-American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	0.500%		08/17/15		6,400	6,415,430
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A.	1.125%		05/23/18		674	659,657

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $8,707,400)						8,743,138

SOVEREIGNS — 6.3%
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	0.500%		03/21/16		900	900,108
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN, RegS	2.875%		09/15/14		1,000	1,011,152
Canada Government International Bond (Canada), Sr. Unsec’d. Notes	0.875%		02/14/17		1,500	1,499,190
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, 144A	0.625%		05/22/15		560	561,940
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, MTN, 144A	0.375%		04/25/16		200	199,338
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	2.250%		03/17/16		580	599,418
Kingdom of Sweden (Sweden), Sr. Unsec’d. Notes, MTN, RegS	0.375%		05/18/15		580	580,498
Netherlands Government Bond (Netherlands), Sr. Unsec’d. Notes, 144A	0.250%		09/12/15		580	577,657
Province of British Columbia (Canada), Sr. Unsec’d. Notes(a)	2.000%		10/23/22		2,785	2,587,850
Spain Government International Bond (Spain), Sr. Unsec’d. Notes, MTN, 144A	4.000%		03/06/18		500	527,455

TOTAL SOVEREIGNS (cost $9,256,496)						9,044,606

U.S. GOVERNMENT AGENCY OBLIGATIONS — 33.8%
Federal Home Loan Mortgage Corp.(a)	1.750%		05/30/19		9,300	9,216,030
Federal Home Loan Mortgage Corp.(a)	2.375%		01/13/22		735	719,923
Federal National Mortgage Assoc	0.875%		05/21/18		380	369,719
Federal National Mortgage Assoc.(a)	1.625%		11/27/18	(h)(k)	7,570	7,539,137
Federal National Mortgage Assoc.(a)	1.875%		02/19/19		345	346,092
Federal National Mortgage Assoc	5.375%		06/12/17		380	430,364
Federal National Mortgage Assoc	6.670%	(s)	11/15/21		820	649,486
Financing Corp., Strips Principal, Series 3-P, Debs	1.392%	(s)	11/30/17		4,719	4,448,087
Israel Government AID Bond, Gov’t. Gtd. Notes	2.430%	(s)	03/15/22		490	385,640
Israel Government AID Bond, Gov’t. Gtd. Notes(a)	5.500%		09/18/23-04/26/24		3,235	3,843,854
Residual Funding Corp. Strips Principal	1.631%	(s)	07/15/20		4,155	3,559,979
Residual Funding Corp. Strips Principal	2.540%	(s)	10/15/19		11,750	10,408,796
Tennessee Valley Authority, Sr. Unsec’d. Notes(a).	5.500%		07/18/17		5,950	6,783,815

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $48,299,780)						48,700,922

U.S. TREASURY OBLIGATIONS — 1.5%
U.S. Treasury Bonds	3.750%		11/15/43		245	253,651
U.S. Treasury Notes(a)	1.500%		02/28/19		200	198,000
U.S. Treasury Notes	2.000%		02/28/21		1,155	1,133,072

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes(a)	2.750%		02/15/24	340	$340,744
U.S. Treasury Strips Principal	6.999%	(s)	02/15/44	800	261,041

TOTAL U.S. TREASURY OBLIGATIONS (cost $2,179,472)					2,186,508

TOTAL LONG-TERM INVESTMENTS (cost $137,007,785)					137,791,135

		Shares
SHORT-TERM INVESTMENTS — 20.4%

AFFILIATED MONEY MARKET MUTUAL FUND — 20.3%
Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund (cost $29,266,446; includes $28,565,629 of cash collateral received for securities on loan) (b)(w)		29,266,446	29,266,446

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*(j) — 0.1%

Call Options — 0.1%
5 Year U.S. Treasury Notes Futures, expiring 05/23/14, Strike Price $118.25		2,100	21,985
Interest Rate Swap Options,
Receive a fixed rate of 2.00% and pay a floating rate based on 3 month LIBOR, expiring 04/24/14	Barclays Capital Group	6,560	—
Receive a fixed rate of 2.00% and pay a floating rate based on 3 month LIBOR, expiring 04/24/14	Citigroup Global Markets	8,045	—
Receive a fixed rate of 2.00% and pay a floating rate based on 3 month LIBOR, expiring 04/24/14	Citigroup Global Markets	8,045	—
Receive a fixed rate of 3.20% and pay a floating rate based on 3 month LIBOR, expiring 09/12/14	Citigroup Global Markets	970	25,672
Receive a fixed rate of 3.20% and pay a floating rate based on 3 month LIBOR, expiring 09/12/14	Citigroup Global Markets	580	15,350
Receive a fixed rate of 3.20% and pay a floating rate based on 3 month LIBOR, expiring 09/18/14	Citigroup Global Markets	970	25,597

TOTAL OPTIONS PURCHASED (cost $116,982)			88,604

TOTAL SHORT-TERM INVESTMENTS (cost $29,383,428)			29,355,050

TOTAL INVESTMENTS — 116.1% (cost $166,391,213)			167,146,185
Liabilities in excess of other assets(x) — (16.1)%			(23,123,605)

NET ASSETS — 100.0%			$144,022,580

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
AID	Agency for International Development
LIBOR	London Interbank Offered Rate

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

MTN	Medium Term Note
*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $27,978,135; cash collateral of $28,565,629 (included with liabilities) was received with which the Portfolio purchased highly liquid short- term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2014.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(j)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2014.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at March 31, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions:
110	90 Day EURO Dollar	Jun. 2014	$27,431,471	$27,432,625	$1,154
78	10 Year U.S. Treasury Notes	Jun. 2014	9,659,267	9,633,000	(26,267)

					(25,113)

Short Positions:
185	2 Year U.S. Treasury Notes	Jun. 2014	40,670,487	40,619,062	51,425
49	5 Year U.S. Treasury Notes	Jun. 2014	5,852,203	5,828,703	23,500
42	U.S. Long Bonds	Jun. 2014	5,565,581	5,595,188	(29,607)
38	U.S. Ultra Bonds	Jun. 2014	5,398,852	5,489,813	(90,961)

					(45,643)

					$(70,756)

(1)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2014.

Interest rate swap agreements outstanding at March 31, 2014:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
14,755	05/28/14	0.580%	3 month LIBOR(2)	$(34,254)	$ —	$(34,254)	Barclays Capital Group
7,000	08/22/14	0.583%	3 month LIBOR(2)	(11,619)	—	(11,619)	JPMorgan Chase
10,100	09/01/14	0.659%	3 month LIBOR(2)	(20,747)	—	(20,747)	Citigroup Global Markets
3,000	09/12/14	0.656%	3 month LIBOR(2)	(6,163)	—	(6,163)	Barclays Capital Group
3,600	09/19/14	0.669%	3 month LIBOR(2)	(7,686)	—	(7,686)	JPMorgan Chase
5,150	10/18/14	0.880%	3 month LIBOR(2)	(36,113)	—	(36,113)	Barclays Capital Group
10,110	10/26/14	0.835%	3 month LIBOR(2)	(65,866)	—	(65,866)	Barclays Capital Group
4,495	10/28/14	0.816%	3 month LIBOR(2)	(28,349)	—	(28,349)	Barclays Capital Group
3,300	10/28/14	0.809%	3 month LIBOR(2)	(20,585)	—	(20,585)	Barclays Capital Group
10,700	03/19/15	0.844%	3 month LIBOR(2)	(61,661)	—	(61,661)	Barclays Capital Group
7,400	08/08/15	0.528%	3 month LIBOR(2)	(21,907)	—	(21,907)	Credit Suisse First Boston Corp.
13,800	09/11/15	0.520%	3 month LIBOR(2)	(33,947)	—	(33,947)	JPMorgan Chase
2,000	09/28/15	0.918%	3 month LIBOR(2)	(16,404)	—	(16,404)	Barclays Capital Group
1,700	07/29/16	1.753%	3 month LIBOR(2)	(46,268)	—	(46,268)	Barclays Capital Group
4,880	08/31/16	0.934%	3 month LIBOR(1)	26,736	—	26,736	Credit Suisse First Boston Corp.
5,880	09/15/16	1.174%	3 month LIBOR(1)	63,432	—	63,432	Barclays Capital Group
8,925	10/03/16	1.273%	3 month LIBOR(1)	161,888	—	161,888	UBS AG
12,165	11/02/16	1.336%	3 month LIBOR(2)	(226,003)	—	(226,003)	Barclays Capital Group
4,180	03/06/17	1.123%	3 month LIBOR(2)	(21,188)	—	(21,188)	Barclays Capital Group
2,350	09/28/17	0.795%	3 month LIBOR(1)	(34,464)	—	(34,464)	Credit Suisse First Boston Corp.
33,200	12/31/17	1.975%	3 month LIBOR(1)	2,315,760	—	2,315,760	Citigroup Global Markets
16,000	12/31/17	2.267%	3 month LIBOR(1)	1,765,052	—	1,765,052	Bank of America

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2014 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
5,700	04/16/18	0.878%	3 month LIBOR(2)	$109,910	$ —	$109,910	JPMorgan Chase
1,900	04/18/18	0.876%	3 month LIBOR(2)	37,102	—	37,102	JPMorgan Chase
2,480	05/15/18	2.318%	3 month LIBOR(1)	104,729	—	104,729	JPMorgan Chase
674	05/17/18	0.989%	3 month LIBOR(2)	11,301	—	11,301	Credit Suisse First Boston Corp.
5,250	07/27/18	2.464%	3 month LIBOR(2)	(220,862)	—	(220,862)	Bank of America
49,500	08/09/18	2.008%	3 month LIBOR(1)	1,030,105	—	1,030,105	Barclays Capital Group
2,390	08/09/18	2.136%	3 month LIBOR(1)	63,298	—	63,298	Bank of America
18,200	08/10/18	2.059%	3 month LIBOR(1)	418,108	—	418,108	Citigroup Global Markets
6,500	08/11/18	2.033%	3 month LIBOR(2)	(140,866)	—	(140,866)	Hong Kong & Shanghai Bank
5,500	08/12/18	1.764%	3 month LIBOR(1)	53,721	—	53,721	UBS AG
5,005	10/03/18	1.745%	3 month LIBOR(1)	64,323	—	64,323	UBS AG
11,660	10/06/18	1.599%	3 month LIBOR(1)	62,742	—	62,742	JPMorgan Chase
1,245	10/11/18	1.770%	3 month LIBOR(1)	16,704	—	16,704	JPMorgan Chase
12,845	12/05/18	1.813%	3 month LIBOR(2)	(137,807)	—	(137,807)	Barclays Capital Group
7,000	12/08/18	1.803%	3 month LIBOR(2)	(69,492)	—	(69,492)	Barclays Capital Group
3,700	12/14/18	1.709%	3 month LIBOR(2)	(18,189)	—	(18,189)	Barclays Capital Group
6,490	01/12/19	1.699%	3 month LIBOR(2)	(8,016)	—	(8,016)	Citigroup Global Markets
1,980	02/21/19	1.573%	3 month LIBOR(2)	16,562	—	16,562	Citigroup Global Markets
3,770	02/23/19	1.633%	3 month LIBOR(2)	21,497	—	21,497	Barclays Capital Group
4,150	03/02/19	1.543%	3 month LIBOR(2)	44,058	—	44,058	Barclays Capital Group
725	10/02/19	1.291%	3 month LIBOR(1)	(22,011)	—	(22,011)	Barclays Capital Group
3,700	10/31/19	1.265%	3 month LIBOR(2)	127,253	—	127,253	Citigroup Global Markets
1,400	11/16/19	1.167%	3 month LIBOR(1)	(58,455)	—	(58,455)	Barclays Capital Group
6,680	10/01/20	2.522%	3 month LIBOR(2)	(195,515)	—	(195,515)	UBS AG
1,300	08/01/21	3.068%	3 month LIBOR(1)	63,353	—	63,353	Citigroup Global Markets
1,340	08/04/21	2.803%	3 month LIBOR(1)	39,791	—	39,791	Barclays Capital Group
1,100	08/24/21	2.250%	3 month LIBOR(1)	(12,427)	—	(12,427)	Citigroup Global Markets
1,370	09/06/21	2.223%	3 month LIBOR(1)	(19,671)	—	(19,671)	UBS AG
1,320	09/13/21	2.171%	3 month LIBOR(2)	24,581	—	24,581	Bank of America
3,110	09/22/21	2.158%	3 month LIBOR(1)	(63,459)	—	(63,459)	Barclays Capital Group
1,080	10/04/21	2.108%	3 month LIBOR(1)	(16,417)	—	(16,417)	Citigroup Global Markets
2,960	10/11/21	2.285%	3 month LIBOR(2)	7,355	—	7,355	Barclays Capital Group
3,020	12/06/21	2.238%	3 month LIBOR(2)	34,878	—	34,878	Barclays Capital Group
600	12/23/21	2.090%	3 month LIBOR(2)	14,534	—	14,534	Barclays Capital Group
2,945	12/28/21	2.118%	3 month LIBOR(2)	66,501	—	66,501	Barclays Capital Group
1,415	02/21/22	2.105%	3 month LIBOR(2)	41,857	—	41,857	JPMorgan Chase
945	02/21/22	2.100%	3 month LIBOR(2)	28,308	—	28,308	JPMorgan Chase
1,430	02/23/22	2.117%	3 month LIBOR(2)	41,291	—	41,291	JPMorgan Chase
2,100	05/15/22	1.988%	3 month LIBOR(2)	77,617	—	77,617	JPMorgan Chase
1,900	10/25/22	1.801%	3 month LIBOR(1)	(112,933)	—	(112,933)	Credit Suisse First Boston Corp.
15,600	11/15/22	1.639%	3 month LIBOR(2)	1,169,738	—	1,169,738	Barclays Capital Group
7,525	02/14/23	2.069%	3 month LIBOR(1)	(365,956)	—	(365,956)	Bank of Nova Scotia
2,700	02/19/23	2.105%	3 month LIBOR(2)	124,721	—	124,721	Bank of Nova Scotia
700	03/21/23	2.038%	3 month LIBOR(2)	38,133	—	38,133	Barclays Capital Group
1,650	04/03/23	1.995%	3 month LIBOR(2)	82,385	—	82,385	Barclays Capital Group
2,480	02/14/27	2.503%	3 month LIBOR(1)	(164,489)	—	(164,489)	Barclays Capital Group
1,020	09/06/41	3.110%	3 month LIBOR(2)	77,114	—	77,114	UBS AG
1,020	09/06/41	3.028%	3 month LIBOR(2)	92,826	—	92,826	UBS AG
985	09/08/41	2.954%	3 month LIBOR(1)	(103,348)	—	(103,348)	Barclays Capital Group
605	09/09/41	3.019%	3 month LIBOR(1)	(56,108)	—	(56,108)	Barclays Capital Group
1,310	10/17/41	2.905%	3 month LIBOR(1)	(135,406)	—	(135,406)	Barclays Capital Group
1,350	12/12/41	2.685%	3 month LIBOR(1)	(202,297)	—	(202,297)	Citigroup Global Markets
1,235	12/20/41	2.614%	3 month LIBOR(2)	202,528	—	202,528	Citigroup Global Markets
750	12/20/41	2.615%	3 month LIBOR(1)	(122,815)	—	(122,815)	Barclays Capital Group
775	01/10/42	2.718%	3 month LIBOR(1)	(113,587)	—	(113,587)	Barclays Capital Group
820	01/11/42	2.710%	3 month LIBOR(1)	(121,423)	—	(121,423)	Citigroup Global Markets
1,595	01/12/42	2.773%	3 month LIBOR(2)	217,398	—	217,398	Citigroup Global Markets

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2014 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
1,070	02/09/42	2.840%	3 month LIBOR(1)	$(134,690)	$ —	$(134,690)	Barclays Capital Group

				$5,649,727	$ —	$5,649,727

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
10	02/18/16	0.450%	3 month LIBOR(1)	$150	$(10)	$(160)
19,700	06/27/16	0.853%	3 month LIBOR(1)	—	87,388	87,388
13,850	09/27/16	1.111%	3 month LIBOR(1)	—	120,083	120,083
22,900	06/25/18	1.503%	3 month LIBOR(1)	—	(29,515)	(29,515)
7,400	07/02/18	1.564%	3 month LIBOR(2)	—	(7,293)	(7,293)
367	08/02/18	1.614%	3 month LIBOR(2)	—	(593)	(593)
2,350	08/21/18	1.781%	3 month LIBOR(1)	161	18,782	18,621
2,950	08/22/18	1.745%	3 month LIBOR(1)	163	18,868	18,705
7,325	08/31/18	1.625%	3 month LIBOR(2)	(19,777)	18,326	38,103
5,400	09/23/18	1.613%	3 month LIBOR(2)	174	4,017	3,843
7,400	10/25/18	1.434%	3 month LIBOR(2)	183	75,250	75,067
5,450	10/22/20	2.112%	3 month LIBOR(2)	183	50,247	50,064
9,250	02/15/21	2.375%	3 month LIBOR(2)	3,104	24,106	21,002
1,040	01/13/22	2.457%	3 month LIBOR(2)	156	4,557	4,401
520	01/22/22	2.785%	3 month LIBOR(2)	153	(9,977)	(10,130)
4,585	08/05/23	4.210%	3 month LIBOR(1)	—	54,288	54,288
1,960	10/28/23	4.029%	3 month LIBOR(1)	159	4,489	4,330
400	03/31/44	3.475%	3 month LIBOR(2)	157	(5,361)	(5,518)

				$(15,034)	$427,652	$442,686

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
(3)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2014.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$18,763,512	$—
Commercial Mortgage-Backed Securities	—	21,859,926	—
Corporate Bonds	—	28,492,523	—
Non-Corporate Foreign Agencies	—	8,743,138	—
Sovereigns	—	9,044,606	—
U.S. Government Agency Obligations	—	48,700,922	—
U.S. Treasury Obligations	—	2,186,508	—
Affiliated Money Market Mutual Fund	29,266,446	—	—
Options Purchased	21,985	66,619	—
Other Financial Instruments*
Futures Contracts	(70,756)	—	—
Interest Rate Swaps	—	6,092,413	—

Total	$29,217,675	$143,950,167	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST BOND PORTFOLIO 2018

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value
LONG-TERM INVESTMENTS — 94.9%
ASSET-BACKED SECURITIES — 12.6%
Non-Residential Mortgage-Backed Securities
Ally Auto Receivables Trust, Series 2012-1, Class A3	0.930%		02/15/16	858	$860,001
Ally Auto Receivables Trust, Series 2012-SN1, Class A2	0.510%		12/22/14	57	56,968
American Express Credit Account Master Trust, Series 2011-1, Class A	0.325%	(c)	04/17/17	1,300	1,300,582
American Express Credit Account Master Trust, Series 2012-3, Class A	0.305%	(c)	03/15/18	2,300	2,299,678
American Express Credit Account Secured Note Trust, Series 2012-4, Class A	0.395%	(c)	05/15/20	1,000	997,931
Bank of America Auto Trust, Series 2012-1, Class A3	0.780%		06/15/16	585	586,169
Chase Issuance Trust, Series 2007-C1, Class C1	0.615%	(c)	04/15/19	1,700	1,684,810
Chase Issuance Trust, Series 2014-A1, Class A1	1.150%		01/15/19	1,500	1,499,985
Citibank Credit Card Issuance Trust, Series 2005-C2, Class C2	0.625%	(c)	03/24/17	1,200	1,199,453
Citibank Credit Card Issuance Trust, Series 2006-A7, Class A7	0.293%	(c)	12/17/18	1,000	996,781
Discover Card Execution Note Trust, Series 2012-A5, Class A5	0.355%	(c)	01/16/18	2,800	2,801,828
Ford Credit Auto Lease Trust, Series 2012-B, Class A2	0.540%		11/15/14	61	61,361
Ford Credit Auto Owner Trust, Series 2011-B, Class B	2.270%		01/15/17	600	615,153
Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2	0.535%	(c)	01/15/18	1,600	1,602,086
GE Dealer Floorplan Master Note Trust, Series 2012-4, Class A	0.597%	(c)	10/20/17	2,100	2,105,118
GE Dealer Floorplan Master Note Trust, Series 2013-1, Class A	0.557%	(c)	04/20/18	1,900	1,905,120
GE Equipment Midticket LLC, Series 2012-1, Class A2	0.470%		01/22/15	81	81,006
MBNA Credit Card Master Note Trust, Series 2004-C2, Class C2	1.055%	(c)	11/15/16	2,200	2,202,398
Nissan Master Owner Trust Receivables, Series 2013-A, Class A	0.455%	(c)	02/15/18	2,400	2,402,280
Santander Drive Auto Receivables Trust, Series 2014-1, Class A2B	0.525%	(c)	06/15/17	600	600,218
World Omni Auto Receivables Trust, Series 2012-B, Class A2	0.430%		11/16/15	793	793,171

TOTAL ASSET-BACKED SECURITIES (cost $26,352,974)					26,652,097

COMMERCIAL MORTGAGE-BACKED SECURITIES — 16.0%
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A2	5.309%		10/10/45	33	32,745
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-2, Class A5	4.857%	(c)	07/10/43	273	282,598
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class A4	4.668%		07/10/43	4,050	4,179,519
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2	3.061%		12/15/47	1,410	1,458,276
Commercial Mortgage Trust, Series 2005-GG3, Class A4	4.799%	(c)	08/10/42	600	610,036

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

					Principal
	Interest		Maturity		Amount
	Rate		Date		(000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage Trust, Series 2005-GG5, Class A5	5.224%	(c)	04/10/37		3,500	$3,668,763
Commercial Mortgage Trust, Series 2007-GG9, Class A2	5.381%		03/10/39		1,584	1,608,870
Commercial Mortgage Trust, Series 2013-CR8, Class A2	2.367%		06/10/46		3,600	3,640,554
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class A4	5.014%	(c)	02/15/38		2,659	2,716,521
FHLMC Multifamily Structured Pass-Through Certificates, Series KSMC, Class A2	2.615%		01/25/23		600	574,587
GE Commercial Mortgage Corp., Series 2007-C1, Class A2	5.417%		12/10/49		199	198,737
GS Mortgage Securities Trust, Series 2006-GG6, Class A4	5.553%	(c)	04/10/38		1,600	1,708,790
GS Mortgage Securities Trust, Series 2006-GG8, Class A4	5.560%		11/10/39		1,560	1,701,763
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A2	2.424%		07/15/45		3,600	3,649,115
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2	5.800%	(c)	06/15/49		130	130,190
ML-CFC Commercial Mortgage Trust, Series 2006-1, Class A4	5.467%	(c)	02/12/39		295	313,385
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	3.058%		05/10/63		3,165	3,204,816
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3	6.011%	(c)	06/15/45		3,000	3,273,942
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	5.308%		11/15/48		740	804,748

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $33,945,674)						33,757,955

CORPORATE BONDS — 19.5%
Banking — 9.0%
American Express Co., Sr. Unsec’d. Notes	2.650%		12/02/22		345	327,755
Bank of America Corp., Sr. Unsec’d. Notes	4.500%		04/01/15		325	337,180
Bank of America Corp., Sr. Unsec’d. Notes	6.000%		09/01/17	(h)	1,750	1,985,316
Bank of Nova Scotia (Canada), Covered Bonds, 144A	1.650%		10/29/15		5,205	5,300,043
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes.	6.750%		05/22/19		255	305,949
Capital One Financial Corp., Sr. Unsec’d. Notes	4.750%		07/15/21		300	328,669
Citigroup, Inc., Sr. Unsec’d. Notes	4.500%		01/14/22		280	296,674
Citigroup, Inc., Sr. Unsec’d. Notes	8.500%		05/22/19		825	1,051,116
Discover Bank, Sr. Unsec’d. Notes	2.000%		02/21/18		1,910	1,901,374
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21		300	332,097
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	5.375%		03/15/20		625	697,336
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21		300	321,569
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.300%		04/23/19	(h)	850	999,330
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.500%		01/26/20		1,175	1,325,150
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.000%		04/28/15		375	395,847
PNC Bank NA, Sub. Notes	2.950%		01/30/23		610	579,147
Rabobank Nederland NV (Netherlands), Sr. Unsec’d. Notes, 144A	4.200%		05/13/14		425	426,853
Royal Bank of Scotland PLC (The) (United Kingdom), Bank Gtd. Notes	6.125%		01/11/21		70	81,658

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)
Banking (cont’d.)
Wachovia Corp., Sr. Unsec’d. Notes, MTN	5.750%	02/01/18	1,750	$2,003,726

				18,996,789

Cable — 0.2%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%	04/15/19	480	469,430

Capital Goods — 1.5%
ABB Finance USA, Inc. (Switzerland), Gtd. Notes	1.625%	05/08/17	635	639,335
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.150%	10/15/21	185	186,554
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.900%	07/12/21	300	317,028
United Technologies Corp., Sr. Unsec’d. Notes	1.800%	06/01/17	890	904,874
Waste Management, Inc., Gtd. Notes	2.600%	09/01/16	170	176,050
Xylem, Inc., Gtd. Notes	3.550%	09/20/16	920	969,800

				3,193,641

Electric — 0.3%
Duke Energy Progress, Inc., First Mortgage Bonds	5.300%	01/15/19	125	142,184
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.500%	06/01/21	385	403,601

				545,785

Energy - Integrated — 0.7%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	1.846%	05/05/17	1,345	1,365,975
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.125%	10/01/15	105	108,954
BP Capital Markets PLC (United Kingdom), Gtd. Notes	4.500%	10/01/20	50	54,391

				1,529,320

Energy - Other — 0.1%
Occidental Petroleum Corp., Series 1, Sr. Unsec’d. Notes	4.100%	02/01/21	65	69,988
Weatherford International Ltd., Gtd. Notes	5.125%	09/15/20	30	32,645

				102,633

Foods — 0.1%
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	5.375%	02/10/20	209	238,325

Healthcare & Pharmaceutical — 0.7%
Amgen, Inc., Sr. Unsec’d. Notes	2.300%	06/15/16	655	673,767
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	1.500%	05/08/17	805	809,652

				1,483,419

Healthcare Insurance — 0.4%
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	06/01/21	150	160,055
Aetna, Inc., Sr. Unsec’d. Notes	6.500%	09/15/18	290	342,023
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.700%	02/15/21	385	424,717

				926,795

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)
Insurance — 1.2%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%	01/16/18	550	$628,519
MetLife, Inc., Sr. Unsec’d. Notes	4.750%	02/08/21	850	945,629
MetLife, Inc., Sr. Unsec’d. Notes	7.717%	02/15/19	790	982,576

				2,556,724

Media & Entertainment — 0.5%
Discovery Communications LLC, Gtd. Notes	4.375%	06/15/21	300	317,263
Time Warner, Inc., Gtd. Notes	4.875%	03/15/20	525	578,824
Viacom, Inc., Sr. Unsec’d. Notes	4.500%	03/01/21	155	166,462

				1,062,549

Non-Captive Finance — 0.8%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	3.100%	01/09/23	195	190,817
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	4.625%	01/07/21	65	71,566
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	4.650%	10/17/21	30	32,948
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	6.000%	08/07/19	550	645,678
General Electric Capital Corp., Sub. Notes	5.300%	02/11/21	575	646,730

				1,587,739

Pipelines & Other — 0.6%
Atmos Energy Corp., Sr. Unsec’d. Notes	8.500%	03/15/19	170	216,923
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	3.950%	09/01/22	650	646,560
Williams Partners LP, Sr. Unsec’d. Notes	4.125%	11/15/20	450	467,238

				1,330,721

Railroads — 0.2%
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.900%	06/15/19	450	521,499

Retailers — 0.4%
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.125%	02/01/19	415	455,753
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.250%	04/15/21	400	435,874

				891,627

Technology — 1.0%
Apple, Inc., Sr. Unsec’d. Notes	1.000%	05/03/18	1,910	1,851,458
Xerox Corp., Sr. Unsec’d. Notes	6.750%	02/01/17	240	273,110

				2,124,568

Telecommunications — 1.6%
America Movil SAB de CV (Mexico), Gtd. Notes	2.375%	09/08/16	820	843,780
AT&T, Inc., Sr. Unsec’d. Notes	3.875%	08/15/21	1,070	1,116,006
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%	11/01/21	300	302,096
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.650%	09/14/18	960	1,021,951

				3,283,833

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)
Tobacco — 0.2%
Altria Group, Inc., Gtd. Notes	9.700%	11/10/18	324	$425,288

TOTAL CORPORATE BONDS (cost $40,234,116)				41,270,685

MUNICIPAL BOND — 0.1%
State of California, Taxable GO, Ser. Var. Purp. 3 (cost $251,545)	5.450%	04/01/15	250	262,380

NON-CORPORATE FOREIGN AGENCIES — 5.6%
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes, MTN	1.750%	09/11/18	2,000	2,009,700
Inter-American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	0.500%	08/17/15	8,680	8,700,927
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	1.125%	05/23/18	1,008	986,550
Statoil ASA (Norway), Gtd. Notes	5.250%	04/15/19	160	182,218

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $11,812,747)				11,879,395

SOVEREIGNS — 6.0%
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	0.500%	03/21/16	1,000	1,000,120
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN, RegS	2.875%	09/15/14	1,100	1,112,267
Canada Government International Bond (Canada), Sr. Unsec’d. Notes	0.875%	02/14/17	2,200	2,198,812
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, 144A	0.625%	05/22/15	830	832,875
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, MTN, 144A	0.375%	04/25/16	200	199,338
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	2.250%	03/17/16	700	723,436
Kingdom of Sweden (Sweden), Sr. Unsec’d. Notes, MTN, RegS	0.375%	05/18/15	840	840,721
Netherlands Government Bond (Netherlands), Sr. Unsec’d. Notes, 144A	0.250%	09/12/15	840	836,606
Province of British Columbia (Canada), Sr. Unsec’d. Notes	2.000%	10/23/22	4,080	3,791,177
Spain Government International Bond (Spain), Sr. Unsec’d. Notes, 144A	4.000%	03/06/18	1,000	1,054,910

TOTAL SOVEREIGNS (cost $12,870,792)				12,590,262

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

					Principal
	Interest		Maturity		Amount
	Rate		Date		(000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 30.4%
Federal Home Loan Banks	0.375%		08/28/15	(h)	4,320	$4,325,759
Federal Home Loan Banks	1.375%		05/28/14		3,805	3,812,675
Federal Home Loan Mortgage Corp	0.625%		12/29/14		5,250	5,263,104
Federal Home Loan Mortgage Corp	1.750%		05/30/19		6,950	6,887,248
Federal Home Loan Mortgage Corp	2.375%		01/13/22		1,090	1,067,641
Federal National Mortgage Assoc	0.875%		05/21/18		1,150	1,118,886
Federal National Mortgage Assoc	1.625%		11/27/18		6,895	6,866,889
Federal National Mortgage Assoc	1.875%		02/19/19		1,120	1,123,544
Federal National Mortgage Assoc	5.375%		06/12/17		560	634,220
Financing Corp., Strips Principal, Series 3P, Debs	1.392%	(s)	11/30/17		240	226,222
Financing Corp., Strips Principal, Series D-P, Sec’d. Notes	2.224%	(s)	09/26/19		500	438,742
Government National Mortgage Assoc	4.000%		02/15/39-12/15/40		219	230,282
Israel Government AID Bond, Gov’t. Gtd. Notes	2.427%	(s)	03/15/22		1,740	1,369,415
Israel Government AID Bond, Gov’t. Gtd. Notes	5.500%		04/26/24		3,350	3,986,745
Residual Funding Corp. Strips Principal, Bonds	1.614%	(s)	10/15/19		10,960	9,708,971
Residual Funding Corp. Strips Principal, Sr. Unsec’d Notes	1.631%	(s)	07/15/20		9,595	8,220,938
Tennessee Valley Authority, Sr. Unsec’d. Notes	4.500%		04/01/18		8,000	8,903,608

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $64,975,462)						64,184,889

U.S. TREASURY OBLIGATIONS — 4.7%
U.S. Treasury Bonds	3.750%		11/15/43		335	346,830
U.S. Treasury Notes	1.000%		09/30/19		945	899,818
U.S. Treasury Notes	1.500%		02/28/19		280	277,200
U.S. Treasury Notes	2.000%		02/28/21		2,240	2,197,476
U.S. Treasury Notes	2.125%		01/31/21		2,115	2,094,345
U.S. Treasury Notes	2.375%		07/31/17	(k)	1,685	1,756,218
U.S. Treasury Notes	2.750%		02/15/24		1,370	1,372,998
U.S. Treasury Strips Principal	6.896%	(s)	02/15/44		2,815	918,537

TOTAL U.S. TREASURY OBLIGATIONS (cost $9,892,859)						9,863,422

TOTAL LONG-TERM INVESTMENTS (cost $200,336,169)						200,461,085

					Shares
SHORT-TERM INVESTMENTS — 0.4%

AFFILIATED MONEY MARKET MUTUAL FUND — 0.3%
Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund (cost $749,336)(w)					749,336	749,336

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

		Notional
		Amount
	Counterparty	(000)#	Value
OPTIONS PURCHASED*(j) — 0.1%

Call Options
5 Year U.S. Treasury Notes Futures, expiring 05/23/14, Strike Price $118.25		3,100	$32,453
Interest Rate Swap Options,
Receive a fixed rate of 2.00% and pay a floating rate based on 3 month LIBOR, expiring 04/24/14	Barclays Capital Group	8,990	—
Receive a fixed rate of 2.00% and pay a floating rate based on 3 month LIBOR, expiring 04/24/14	Citigroup Global Markets	11,010	—
Receive a fixed rate of 2.00% and pay a floating rate based on 3 month LIBOR, expiring 04/24/14	Citigroup Global Markets	11,010	—
Receive a fixed rate of 3.20% and pay a floating rate based on 3 month LIBOR, expiring 09/12/14	Citigroup Global Markets	1,430	37,846
Receive a fixed rate of 3.20% and pay a floating rate based on 3 month LIBOR, expiring 09/12/14	Citigroup Global Markets	860	22,761
Receive a fixed rate of 3.20% and pay a floating rate based on 3 month LIBOR, expiring 09/18/14	Citigroup Global Markets	1,430	37,736

TOTAL OPTIONS PURCHASED (cost $170,113)			130,796

TOTAL SHORT-TERM INVESTMENTS (cost $919,449)			880,132

TOTAL INVESTMENTS — 95.3% (cost $201,255,618)			201,341,217

Other assets in excess of liabilities(x) — 4.7%			9,930,126

NET ASSETS — 100.0%			$211,271,343

The following abbreviations are used in the Portfolio descriptions:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
AID	Agency for International Development
FHLMC	Federal Home Loan Mortgage Corporation
GO	General Obligation
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2014.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(j)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2014.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at March 31, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)(1)
Long Position:
115	10 Year U.S. Treasury Notes	Jun. 2014	$14,216,523	$14,202,500	$ (14,023)

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Financial futures contracts open at March 31, 2014 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)(1)
Short Positions:
261	2 Year U.S. Treasury Notes	Jun. 2014	$57,369,707	$57,305,812	$63,895
150	5 Year U.S. Treasury Notes	Jun. 2014	17,903,459	17,842,969	60,490
37	U.S. Long Bonds	Jun. 2014	4,920,362	4,929,094	(8,732)
53	U.S. Ultra Bonds	Jun. 2014	7,548,472	7,656,844	(108,372)

					7,281

					$(6,742)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2014.

Interest rate swap agreements outstanding at March 31, 2014:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
46,350	04/12/14	0.596%	3 month LIBOR(1)	$107,222	$—	$107,222	Citibank N.A.
20,990	05/28/14	0.580%	3 month LIBOR(2)	(48,729)	—	(48,729)	Barclays Capital Group
23,940	07/03/14	0.553%	3 month LIBOR(1)	36,989	—	36,989	Bank of Nova Scotia
26,200	08/17/14	0.605%	3 month LIBOR(2)	(46,550)	—	(46,550)	Barclays Capital Group
20,855	08/27/14	0.630%	3 month LIBOR(2)	(39,348)	—	(39,348)	Barclays Capital Group
20,855	08/28/14	0.630%	3 month LIBOR(2)	(39,241)	—	(39,241)	Barclays Capital Group
4,200	09/12/14	0.656%	3 month LIBOR(2)	(8,628)	—	(8,628)	Barclays Capital Group
4,950	09/27/14	0.650%	3 month LIBOR(2)	(10,281)	—	(10,281)	Citigroup Global Markets
2,300	09/27/14	0.401%	3 month LIBOR(1)	448	—	448	Barclays Bank PLC
2,285	10/26/14	0.835%	3 month LIBOR(2)	(14,887)	—	(14,887)	Barclays Capital Group
6,235	10/28/14	0.816%	3 month LIBOR(2)	(39,322)	—	(39,322)	Barclays Capital Group
2,265	10/28/14	0.809%	3 month LIBOR(2)	(14,129)	—	(14,129)	Barclays Capital Group
7,500	07/09/15	0.593%	3 month LIBOR(2)	(32,305)	—	(32,305)	Bank of Nova Scotia
11,000	08/20/15	0.615%	3 month LIBOR(2)	(45,410)	—	(45,410)	Bank of Nova Scotia
6,660	09/28/15	0.491%	3 month LIBOR(1)	8,000	—	8,000	Credit Suisse International
2,640	09/28/15	0.918%	3 month LIBOR(2)	(21,654)	—	(21,654)	Barclays Capital Group
4,100	12/21/15	0.494%	3 month LIBOR(2)	(8,873)	—	(8,873)	Citibank N.A.
9,530	08/31/16	0.934%	3 month LIBOR(1)	52,211	—	52,211	Credit Suisse International
9,150	09/06/16	1.170%	3 month LIBOR(1)	101,010	—	101,010	UBS AG
10,820	12/08/16	1.345%	3 month LIBOR(2)	(184,681)	—	(184,681)	Barclays Capital Group
4,400	12/29/16	1.351%	3 month LIBOR(1)	71,409	—	71,409	Barclays Capital Group
11,600	01/17/17	1.149%	3 month LIBOR(2)	(98,392)	—	(98,392)	Barclays Capital Group
7,800	01/20/17	1.120%	3 month LIBOR(2)	(58,263)	—	(58,263)	Bank of Nova Scotia
18,470	01/27/17	1.138%	3 month LIBOR(2)	(140,311)	—	(140,311)	Bank of Nova Scotia
11,330	02/06/17	0.965%	3 month LIBOR(2)	(21,172)	—	(21,172)	Bank of Nova Scotia
3,380	03/06/17	1.123%	3 month LIBOR(2)	(17,133)	—	(17,133)	Barclays Bank PLC
10,100	07/05/17	0.938%	3 month LIBOR(2)	41,657	—	41,657	Bank of Nova Scotia
3,530	11/13/17	0.775%	3 month LIBOR(1)	(54,111)	—	(54,111)	Bank of Nova Scotia
6,200	12/11/17	0.734%	3 month LIBOR(2)	116,443	—	116,443	Barclays Bank PLC
5,700	12/12/17	0.736%	3 month LIBOR(2)	107,792	—	107,792	Bank of Nova Scotia
5,500	03/06/18	0.903%	3 month LIBOR(2)	104,705	—	104,705	Barclays Bank PLC
5,000	03/08/18	0.959%	3 month LIBOR(2)	88,090	—	88,090	Barclays Bank PLC
2,800	03/13/18	1.044%	3 month LIBOR(2)	39,181	—	39,181	Barclays Bank PLC
7,700	03/20/18	0.965%	3 month LIBOR(2)	135,550	—	135,550	Barclays Bank PLC
7,500	03/27/18	1.003%	3 month LIBOR(2)	124,921	—	124,921	Barclays Bank PLC
5,290	05/15/18	2.318%	3 month LIBOR(1)	223,394	—	223,394	JPMorgan Chase
1,008	05/17/18	0.989%	3 month LIBOR(2)	16,901	—	16,901	Credit Suisse International
2,990	07/28/18	2.455%	3 month LIBOR(1)	124,244	—	124,244	Bank of America
1,960	08/02/18	2.400%	3 month LIBOR(1)	75,779	—	75,779	Barclays Capital Group
5,640	08/04/18	2.179%	3 month LIBOR(1)	161,822	—	161,822	Barclays Capital Group
108,200	08/09/18	2.008%	3 month LIBOR(1)	2,251,665	—	2,251,665	Barclays Capital Group
4,950	08/09/18	2.058%	3 month LIBOR(2)	(113,907)	—	(113,907)	Barclays Capital Group
3,500	08/12/18	1.764%	3 month LIBOR(1)	34,186	—	34,186	UBS AG

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2014 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
49,750	08/17/18	1.838%	3 month LIBOR(1)	$629,254	$—	$629,254	Barclays Capital Group
3,350	08/18/18	1.818%	3 month LIBOR(2)	(38,860)	—	(38,860)	Citigroup Global Markets
5,600	08/24/18	1.743%	3 month LIBOR(1)	44,119	—	44,119	Bank of America
2,760	08/31/18	1.798%	3 month LIBOR(2)	(27,621)	—	(27,621)	Barclays Capital Group
7,855	09/02/18	1.825%	3 month LIBOR(2)	(84,856)	—	(84,856)	Barclays Capital Group
3,530	09/06/18	1.820%	3 month LIBOR(2)	(36,315)	—	(36,315)	Barclays Capital Group
1,760	09/08/18	1.688%	3 month LIBOR(2)	(7,419)	—	(7,419)	Barclays Capital Group
5,250	09/13/18	1.695%	3 month LIBOR(2)	(22,180)	—	(22,180)	Barclays Capital Group
11,590	09/28/18	1.598%	3 month LIBOR(1)	(15,004)	—	(15,004)	Barclays Capital Group
1,950	09/29/18	1.710%	3 month LIBOR(1)	7,186	—	7,186	Barclays Capital Group
31,800	10/03/18	1.745%	3 month LIBOR(1)	408,685	—	408,685	UBS AG
9,260	10/27/18	1.960%	3 month LIBOR(2)	(196,908)	—	(196,908)	Barclays Capital Group
10,275	11/01/18	1.984%	3 month LIBOR(2)	(226,492)	—	(226,492)	Barclays Capital Group
30,925	11/02/18	1.880%	3 month LIBOR(2)	(522,100)	—	(522,100)	Barclays Capital Group
41,000	11/23/18	1.760%	3 month LIBOR(1)	378,004	—	378,004	Barclays Capital Group
13,200	11/23/18	1.741%	3 month LIBOR(1)	109,431	—	109,431	Deutsche Bank
19,265	11/29/18	1.758%	3 month LIBOR(1)	164,929	—	164,929	Citigroup Global Markets
25,755	12/05/18	1.813%	3 month LIBOR(2)	(276,311)	—	(276,311)	Barclays Capital Group
2,270	12/19/18	1.668%	3 month LIBOR(1)	5,617	—	5,617	Barclays Capital Group
8,710	12/22/18	1.693%	3 month LIBOR(1)	29,425	—	29,425	Barclays Capital Group
44,500	12/31/18	2.808%	3 month LIBOR(1)	5,677,661	—	5,677,661	JPMorgan Chase
6,800	12/31/18	3.376%	3 month LIBOR(1)	1,271,081	—	1,271,081	Citigroup Global Markets
2,950	03/22/19	1.980%	3 month LIBOR(1)	26,889	—	26,889	Bank of Nova Scotia
2,900	04/13/19	1.638%	3 month LIBOR(1)	(5,846)	—	(5,846)	Bank of Nova Scotia
9,150	05/23/19	1.450%	3 month LIBOR(1)	(141,746)	—	(141,746)	Bank of Nova Scotia
10,750	06/07/19	1.393%	3 month LIBOR(1)	(213,841)	—	(213,841)	Bank of Nova Scotia
7,750	06/07/19	1.330%	3 month LIBOR(1)	(180,023)	—	(180,023)	Barclays Bank PLC
1,850	06/07/19	1.338%	3 month LIBOR(1)	(42,241)	—	(42,241)	Bank of Nova Scotia
13,910	07/23/19	1.220%	3 month LIBOR(2)	469,261	—	469,261	Bank of Nova Scotia
5,000	08/08/19	1.271%	3 month LIBOR(2)	162,363	—	162,363	Credit Suisse International
1,145	10/02/19	1.291%	3 month LIBOR(1)	(34,763)	—	(34,763)	Barclays Bank PLC
1,660	11/15/19	4.546%	3 month LIBOR(2)	(734,511)	—	(734,511)	Deutsche Bank
1,900	11/16/19	1.167%	3 month LIBOR(1)	(79,332)	—	(79,332)	Barclays Bank PLC
3,300	11/28/19	1.208%	3 month LIBOR(2)	135,571	—	135,571	Barclays Bank PLC
3,300	02/26/20	1.487%	3 month LIBOR(2)	109,010	—	109,010	Barclays Bank PLC
2,800	04/04/20	1.455%	3 month LIBOR(2)	88,615	—	88,615	Barclays Bank PLC
1,548	05/15/21	4.419%	3 month LIBOR(2)	(672,421)	—	(672,421)	Deutsche Bank
1,543	05/15/21	4.446%	3 month LIBOR(2)	(677,729)	—	(677,729)	Deutsche Bank
8,400	09/06/21	2.226%	3 month LIBOR(1)	(117,970)	—	(117,970)	UBS AG
1,940	09/13/21	2.171%	3 month LIBOR(2)	36,127	—	36,127	Bank of America
8,030	09/14/21	2.160%	3 month LIBOR(1)	(156,635)	—	(156,635)	Barclays Capital Group
1,310	09/16/21	2.213%	3 month LIBOR(1)	(20,934)	—	(20,934)	Barclays Capital Group
2,580	09/22/21	2.158%	3 month LIBOR(1)	(52,644)	—	(52,644)	Barclays Capital Group
1,250	10/03/21	2.189%	3 month LIBOR(1)	(11,392)	—	(11,392)	Barclays Capital Group
1,575	10/06/21	2.060%	3 month LIBOR(2)	29,905	—	29,905	UBS AG
6,395	10/14/21	2.405%	3 month LIBOR(1)	40,026	—	40,026	UBS AG
5,300	01/19/22	2.015%	3 month LIBOR(2)	175,349	—	175,349	Bank of Nova Scotia
3,830	01/20/22	1.999%	3 month LIBOR(2)	131,841	—	131,841	Bank of Nova Scotia
2,950	01/24/22	2.113%	3 month LIBOR(2)	77,441	—	77,441	Bank of Nova Scotia
3,140	06/11/22	1.843%	3 month LIBOR(2)	160,578	—	160,578	Bank of Nova Scotia
3,700	08/10/22	1.758%	3 month LIBOR(2)	237,403	—	237,403	Bank of Nova Scotia
6,300	09/11/22	1.833%	3 month LIBOR(2)	385,522	—	385,522	Bank of Nova Scotia
2,700	10/16/22	1.723%	3 month LIBOR(1)	(176,116)	—	(176,116)	Barclays Bank PLC
3,300	10/25/22	1.801%	3 month LIBOR(1)	(196,148)	—	(196,148)	Credit Suisse International
24,600	11/15/22	1.639%	3 month LIBOR(2)	1,844,587	—	1,844,587	Barclays Bank PLC
1,300	03/21/23	2.038%	3 month LIBOR(2)	70,818	—	70,818	Barclays Bank PLC
725	02/14/27	2.503%	3 month LIBOR(1)	(48,086)	—	(48,086)	Barclays Bank PLC
1,600	12/28/27	2.353%	3 month LIBOR(1)	(145,775)	—	(145,775)	Barclays Bank PLC

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2014 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
1,450	09/06/41	3.110%	3 month LIBOR(2)	$109,623	$—	$109,623	UBS AG
1,450	09/06/41	3.028%	3 month LIBOR(2)	131,959	—	131,959	UBS AG
1,425	09/08/41	2.954%	3 month LIBOR(1)	(149,514)	—	(149,514)	Barclays Capital Group
915	09/09/41	3.019%	3 month LIBOR(1)	(84,857)	—	(84,857)	Barclays Capital Group
1,670	10/11/41	2.719%	3 month LIBOR(2)	231,127	—	231,127	JPMorgan Chase
1,700	10/17/41	2.905%	3 month LIBOR(1)	(175,717)	—	(175,717)	Barclays Capital Group
1,350	12/20/41	2.615%	3 month LIBOR(1)	(221,066)	—	(221,066)	Barclays Capital Group
1,050	01/10/42	2.718%	3 month LIBOR(1)	(153,892)	—	(153,892)	Barclays Capital Group
1,470	02/09/42	2.840%	3 month LIBOR(1)	(185,041)	—	(185,041)	Barclays Bank PLC

				$10,213,393	$—	$10,213,393

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
10	02/18/16	0.450%	3 month LIBOR(1)	$150	$(10)	$(160)
17,200	06/27/16	0.853%	3 month LIBOR(1)	193	76,298	76,105
6,923	08/02/18	1.614%	3 month LIBOR(2)	—	(11,194)	(11,194)
5,750	08/21/18	1.781%	3 month LIBOR(1)	176	45,957	45,781
6,050	08/22/18	1.745%	3 month LIBOR(1)	177	38,696	38,519
9,660	08/31/18	1.625%	3 month LIBOR(2)	(24,627)	24,168	48,795
8,250	10/25/18	1.434%	3 month LIBOR(2)	187	83,894	83,707
4,900	06/17/20	1.836%	3 month LIBOR(1)	179	(97,922)	(98,101)
8,900	07/02/20	2.143%	3 month LIBOR(2)	203	21,074	20,871
8,100	10/22/20	2.113%	3 month LIBOR(2)	199	74,679	74,480
12,250	02/15/21	2.375%	3 month LIBOR(2)	5,146	31,924	26,778
670	01/22/22	2.785%	3 month LIBOR(2)	154	(12,856)	(13,010)
6,025	08/05/23	4.210%	3 month LIBOR(1)	—	71,338	71,338
4,150	09/23/23	2.855%	3 month LIBOR(2)	183	(27,597)	(27,780)
2,515	10/28/23	4.029%	3 month LIBOR(1)	161	5,759	5,598

				$(17,519)	$324,208	$341,727

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

(3) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2014.

# Notional amount is shown in U.S. dollars unless otherwise stated.

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$26,652,097	$—
Commercial Mortgage-Backed Securities	—	33,757,955	—
Corporate Bonds	—	41,270,685	—
Municipal Bond	—	262,380	—
Non-Corporate Foreign Agencies	—	11,879,395	—
Sovereigns	—	12,590,262	—
U.S. Government Agency Obligations	—	64,184,889	—
U.S. Treasury Obligations	—	9,863,422	—
Affiliated Money Market Mutual Fund	749,336	—	—
Options Purchased	32,453	98,343	—
Other Financial Instruments*
Futures Contracts	(6,742)	—	—
Interest Rate Swaps	—	10,555,120	—

Total	$775,047	$211,114,548	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST BOND PORTFOLIO 2019

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 90.1%

ASSET-BACKED SECURITIES — 13.2%

Non-Residential Mortgage-Backed Securities
Ally Auto Receivables Trust, Series 2012-2, Class A3	0.740%		04/15/16	127	$127,094
Ally Auto Receivables Trust, Series 2012-SN1, Class A2	0.510%		12/22/14	24	23,737
American Express Credit Account Master Trust, Series 2008-6, Class A	1.355%	(c)	02/15/18	600	608,383
American Express Credit Account Master Trust, Series 2012-3, Class A	0.305%	(c)	03/15/18	600	599,916
Bank of America Auto Trust, Series 2012-1, Class A3	0.780%		06/15/16	176	175,851
CarMax Auto Owner Trust, Series 2012-1, Class A3	0.890%		09/15/16	212	212,086
Chase Issuance Trust, Series 2007-C1, Class C1	0.615%	(c)	04/15/19	800	792,852
Chase Issuance Trust, Series 2014-A1, Class A1	1.150%		01/15/19	600	599,994
Citibank Credit Card Issuance Trust, Series 2005-C2, Class C2	0.625%	(c)	03/24/17	500	499,772
Citibank Credit Card Issuance Trust, Series 2006-A7, Class A7	0.293%	(c)	12/17/18	1,000	996,781
Citibank Credit Card Issuance Trust, Series 2013-A3, Class A3	1.110%		07/23/18	500	502,225
Discover Card Execution Note Trust, Series 2012-A5, Class A5	0.355%	(c)	01/16/18	800	800,522
Ford Credit Auto Owner Trust, Series 2011-B, Class B	2.270%		01/15/17	300	307,576
Ford Credit Auto Owner Trust, Series 2012-D, Class A3	0.510%		04/15/17	400	400,247
Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2	0.535%	(c)	01/15/18	700	700,913
GE Dealer Floorplan Master Note Trust, Series 2012-4, Class A	0.597%	(c)	10/20/17	600	601,462
GE Dealer Floorplan Master Note Trust, Series 2013-1, Class A	0.557%	(c)	04/20/18	800	802,156
GE Equipment Midticket LLC, Series 2012-1, Class A2	0.470%		01/22/15	27	27,002
Honda Auto Receivables Owner Trust, Series 2013-3, Class A3	0.770%		05/15/17	800	803,006
MBNA Credit Card Master Note Trust, Series 2004-C2, Class C2	1.055%	(c)	11/15/16	1,200	1,201,308
Nissan Master Owner Trust Receivables, Series 2013-A, Class A	0.455%	(c)	02/15/18	950	950,902
Santander Drive Auto Receivables Trust, Series 2014-1, Class A2B	0.525%	(c)	06/15/17	300	300,109
Volkswagen Auto Lease Trust, Series 2013-A, Class A2A	0.630%		12/21/15	723	723,778
World Omni Auto Receivables Trust, Series 2012-B, Class A2	0.430%		11/16/15	312	311,603

TOTAL ASSET-BACKED SECURITIES (cost $12,791,335)					13,069,275

COMMERCIAL MORTGAGE-BACKED SECURITIES — 18.7%
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A2	5.309%		10/10/45	22	21,830
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class A4	4.668%		07/10/43	1,400	1,444,772

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class AAB	5.703%		06/11/50	209	$211,395
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2	3.061%		12/15/47	80	82,739
Commercial Mortgage Trust, Series 2005-GG3, Class A4	4.799%	(c)	08/10/42	600	610,036
Commercial Mortgage Trust, Series 2005-GG5, Class A5	5.224%	(c)	04/10/37	1,600	1,677,149
Commercial Mortgage Trust, Series 2007-GG9, Class A2	5.381%		03/10/39	255	259,495
Commercial Mortgage Trust, Series 2013-CR6, Class A2	2.122%		03/10/46	900	905,846
Commercial Mortgage Trust, Series 2013-CR8, Class A2	2.367%		06/10/46	1,600	1,618,024
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class A4	5.014%	(c)	02/15/38	975	996,058
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class A4	5.100%	(c)	08/15/38	497	517,073
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class A2	3.531%		06/25/20	145	152,496
FHLMC Multifamily Structured Pass-Through Certificates, Series KSMC, Class A2	2.615%		01/25/23	200	191,529
GE Commercial Mortgage Corp., Series 2007-C1, Class A2	5.417%		12/10/49	179	178,863
GS Mortgage Securities Trust, Series 2006-GG6, Class A4	5.553%	(c)	04/10/38	200	213,599
GS Mortgage Securities Trust, Series 2006-GG8, Class A4	5.560%		11/10/39	1,000	1,090,874
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4	5.240%	(c)	12/15/44	3,200	3,377,731
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2	5.800%	(c)	06/15/49	117	117,172
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A3	2.475%		12/15/47	900	889,013
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A4	5.047%	(c)	07/12/38	500	521,928
ML-CFC Commercial Mortgage Trust, Series 2006-1, Class A4	5.467%	(c)	02/12/39	147	156,693
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A3	5.172%		12/12/49	1,000	1,076,628
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	3.058%		05/10/63	620	627,800
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A2	2.804%		01/10/45	1,000	1,037,342
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	5.308%		11/15/48	128	139,490
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4	5.953%	(c)	02/15/51	380	416,339

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $18,937,696)					18,531,914

CORPORATE BONDS — 15.4%

Aerospace & Defense — 0.1%
Precision Castparts Corp., Sr. Unsec’d. Notes	2.500%		01/15/23	100	93,181

Automotive — 0.2%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%		01/16/18	240	242,024

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banking — 8.0%
Bank of America Corp., Sr. Unsec’d. Notes	2.600%	01/15/19	250	$250,986
Bank of America Corp., Sr. Unsec’d. Notes	4.500%	04/01/15	205	212,683
Bank of America Corp., Sr. Unsec’d. Notes	5.700%	01/24/22(h)	325	372,881
Bank of Nova Scotia (Canada), Covered Notes, 144A	1.650%	10/29/15	2,515	2,560,924
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	6.750%	05/22/19	165	197,967
Citigroup, Inc., Sr. Unsec’d. Notes	4.500%	01/14/22(h)	300	317,865
Citigroup, Inc., Sr. Unsec’d. Notes	8.500%	05/22/19	150	191,112
Discover Bank, Sr. Unsec’d. Notes	2.000%	02/21/18	740	736,658
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%	01/24/22(h)	300	340,176
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	5.375%	03/15/20	35	39,051
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.000%	03/30/22	200	207,705
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.250%	09/23/22	275	270,900
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.300%	04/23/19(h)	175	205,744
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.500%	07/28/21	375	423,701
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.000%	04/28/15	245	258,620
PNC Bank NA, Sub. Notes	2.950%	01/30/23	250	237,356
Rabobank Nederland NV (Netherlands), Sr. Unsec’d. Notes, 144A	4.200%	05/13/14	275	276,199
Royal Bank of Scotland PLC (The) (United Kingdom), Bank Gtd. Notes	6.125%	01/11/21	60	69,993
Wachovia Corp., Sr. Unsec’d. Notes, MTN	5.750%	02/01/18	675	772,866

				7,943,387

Cable — 0.3%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%	04/15/19	130	127,137
NBCUniversal Media LLC, Gtd. Notes	2.875%	01/15/23	175	169,047

				296,184

Capital Goods — 0.3%
United Technologies Corp., Sr. Unsec’d. Notes	3.100%	06/01/22	215	214,619
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	60	63,873

				278,492

Chemicals — 0.9%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.150%	10/01/22	45	42,503
CF Industries, Inc., Gtd. Notes	7.125%	05/01/20	225	267,515
Dow Chemical Co. (The), Sr. Unsec’d. Notes	3.000%	11/15/22	200	190,110
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.000%	04/15/19	350	389,711

				889,839

Electric — 0.1%
Duke Energy Progress, Inc., First Mortgage	5.300%	01/15/19	100	113,747

Energy - Integrated — 0.8%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	1.375%	05/10/18	250	244,730
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.245%	05/06/22	60	59,495
BP Capital Markets PLC (United Kingdom), Gtd. Notes	4.500%	10/01/20	45	48,952

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Energy - Integrated (cont’d.)
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.100%	06/01/18	350	$404,260

				757,437

Energy - Other — 0.5%
National Oilwell Varco, Inc., Sr. Unsec’d. Notes	2.600%	12/01/22(h)	380	360,801
Occidental Petroleum Corp., Series 1, Sr. Unsec’d. Notes	4.100%	02/01/21	60	64,605
Weatherford International Ltd., Gtd. Notes	5.125%	09/15/20	30	32,645

				458,051

Healthcare & Pharmaceutical — 0.5%
AbbVie, Inc., Sr. Unsec’d. Notes	2.000%	11/06/18	405	401,626
Actavis, Inc., Sr. Unsec’d. Notes	3.250%	10/01/22	65	62,314

				463,940

Healthcare Insurance — 0.2%
Aetna, Inc., Sr. Unsec’d. Notes	6.500%	09/15/18	190	224,084

Insurance — 0.5%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%	01/16/18	60	68,566
MetLife, Inc., Sr. Unsec’d. Notes	7.717%	02/15/19	190	236,316
Principal Financial Group, Inc., Gtd. Notes	3.125%	05/15/23	200	190,800

				495,682

Media & Entertainment — 0.1%
Viacom, Inc., Sr. Unsec’d. Notes	4.500%	03/01/21	95	102,025

Non-Captive Finance — 0.4%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	3.100%	01/09/23	200	195,710
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	6.000%	08/07/19	150	176,094

				371,804

Pipelines & Other — 0.4%
Atmos Energy Corp., Sr. Unsec’d. Notes	8.500%	03/15/19	125	159,502
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	250	267,968

				427,470

Retailers — 0.3%
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.125%	02/01/19(h)	305	334,951

Technology — 1.0%
Apple, Inc., Sr. Unsec’d. Notes	1.000%	05/03/18(h)	760	736,706
Xerox Corp., Sr. Unsec’d. Notes	6.750%	02/01/17	180	204,832

				941,538

Telecommunications — 0.6%
AT&T, Inc., Sr. Unsec’d. Notes	3.875%	08/15/21(h)	110	114,730
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.650%	09/14/18	480	510,975

				625,705

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Tobacco — 0.2%
Altria Group, Inc., Gtd. Notes	9.700%	11/10/18	131	$171,953

TOTAL CORPORATE BONDS (cost $15,081,222)				15,231,494

MUNICIPAL BOND — 0.1%

California
State of California, Taxable GO, Ser. Var. Purp. 3 (cost $125,772)	5.450%	04/01/15	125	131,190

NON-CORPORATE FOREIGN AGENCIES — 5.8%
African Development Bank (Supranational Bank), Sr. Unsec’d. Notes	3.000%	05/27/14	500	502,140
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes, MTN	1.750%	09/11/18	1,060	1,065,141
European Bank for Reconstruction & Development (Supranational Bank), Sr. Unsec’d. Notes, MTN	5.000%	05/19/14	100	100,574
European Investment Bank (Supranational Bank), Sr. Unsec’d. Notes	1.500%	05/15/14	100	100,157
European Investment Bank (Supranational Bank), Sr. Unsec’d. Notes	3.000%	04/08/14	130	130,053
European Investment Bank (Supranational Bank), Sr. Unsec’d. Notes	4.625%	05/15/14	100	100,521
Export Development Canada (Canada), Sr. Unsec’d. Notes	1.500%	10/03/18	1,140	1,130,937
Inter-American Development Bank (Supranational Bank), Notes, MTN	0.500%	05/29/14	150	150,020
Inter-American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	0.500%	08/17/15	1,540	1,543,713
Inter-American Development Bank (Supranational Bank), Unsec’d. Notes	3.000%	04/22/14	100	100,168
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	1.125%	05/23/18	402	393,445
Societe de Financement de l’Economie Francaise (France), Gov’t. Gtd. Notes, 144A	3.375%	05/05/14	100	100,280
Statoil ASA (Norway), Gtd. Notes	2.450%	01/17/23	170	159,367
Statoil ASA (Norway), Gtd. Notes	5.250%	04/15/19	100	113,886

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $5,699,481)				5,690,402

SOVEREIGNS — 5.2%
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	0.500%	03/21/16	300	300,036
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN, RegS	2.875%	09/15/14	500	505,576
Canada Government International Bond (Canada), Sr. Unsec’d. Notes	0.875%	02/14/17	800	799,568
Canada Government International Bond (Canada), Sr. Unsec’d. Notes	2.375%	09/10/14	400	403,952
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, 144A	0.625%	05/22/15	300	301,039
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, MTN, 144A	0.375%	04/25/16	200	199,338
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	2.250%	03/17/16	300	310,044
Kingdom of Sweden (Sweden), Sr. Unsec’d. Notes, MTN, RegS	0.375%	05/18/15	300	300,257

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

SOVEREIGNS (Continued)
Kingdom of Sweden (Sweden), Sr. Unsec’d. Notes, RegS	1.000%		06/03/14	100	$100,143
Netherlands Government Bond (Netherlands), Sr. Unsec’d. Notes, 144A	0.250%		09/12/15	300	298,788
Province of British Columbia (Canada), Sr. Unsec’d. Notes	2.000%		10/23/22	1,180	1,096,468
Spain Government International Bond (Spain), Sr. Unsec’d. Notes, MTN, 144A	4.000%		03/06/18	500	527,455

TOTAL SOVEREIGNS (cost $5,226,707)					5,142,664

U.S. GOVERNMENT AGENCY OBLIGATIONS — 24.6%
Federal Home Loan Banks	0.375%		08/28/15(k)	880	881,173
Federal Home Loan Banks	1.000%		06/21/17	1,960	1,955,292
Federal Home Loan Mortgage Corp.	1.750%		05/30/19	4,245	4,206,672
Federal Home Loan Mortgage Corp.	2.375%		01/13/22	510	499,538
Federal National Mortgage Assoc	0.500%		07/02/15(h)	3,245	3,256,529
Federal National Mortgage Assoc	0.875%		05/21/18	155	150,806
Federal National Mortgage Assoc	1.875%		02/19/19	455	456,440
Financing Corp., Strips Principal, Series D-P, Sec’d. Notes	2.224%	(s)	09/26/19	705	618,627
Israel Government AID Bond, Gov’t. Gtd. Notes	1.820%	(s)	09/15/20	8,785	7,418,230
Israel Government AID Bond, Gov’t. Gtd. Notes	2.427%	(s)	03/15/22	95	74,767
Israel Government AID Bond, Gov’t. Gtd. Notes	5.391%	(s)	03/15/20	1,000	864,448
Israel Government AID Bond, Gov’t. Gtd. Notes	5.500%		04/26/24	450	535,533
Residual Funding Corp. Strips Principal, Bonds	1.614%	(s)	10/15/19	2,135	1,891,300
Residual Funding Corp. Strips Principal, Sr. Unsec’d. Notes	1.631%	(s)	07/15/20	1,865	1,597,921

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $24,789,539)					24,407,276

U.S. TREASURY OBLIGATIONS — 7.1%
U.S. Treasury Bonds	3.750%		11/15/43	245	253,651
U.S. Treasury Notes	0.875%		07/31/19(h)	2,825	2,682,205
U.S. Treasury Notes	1.000%		09/30/19	1,425	1,356,868
U.S. Treasury Notes	1.500%		02/28/19	490	485,100
U.S. Treasury Notes	2.125%		01/31/21(h)	825	816,943
U.S. Treasury Notes	2.375%		07/31/17	185	192,819
U.S. Treasury Notes	2.750%		02/15/24	700	701,532
U.S. Treasury Strips Coupon	2.749%	(s)	02/15/25	150	107,953
U.S. Treasury Strips Principal	6.895%	(s)	02/15/44	1,330	433,980

TOTAL U.S. TREASURY OBLIGATIONS (cost $7,057,152)					7,031,051

TOTAL LONG-TERM INVESTMENTS (cost $89,708,904)					89,235,266

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

		Shares	Value

SHORT-TERM INVESTMENTS — 4.6%

AFFILIATED MONEY MARKET MUTUAL FUND — 4.6%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $4,532,531)(w)		4,532,531	$4,532,531

	Counterparty	Notional Amount (000)#

OPTIONS PURCHASED*(j)

Call Options
5 Year U.S. Treasury Notes Futures, expiring 05/23/14, Strike Price $118.25		1,500	15,703
Interest Rate Swap Options,
Receive a fixed rate of 2.00% and pay a floating rate based on 3 month LIBOR, expiring 04/24/14	Barclays Capital Group	4,280	—
Receive a fixed rate of 2.00% and pay a floating rate based on 3 month LIBOR, expiring 04/24/14	Citigroup Global Markets	5,240	—
Receive a fixed rate of 2.00% and pay a floating rate based on 3 month LIBOR, expiring 04/24/14	Citigroup Global Markets	5,240	—
Receive a fixed rate of 3.20% and pay a floating rate based on 3 month LIBOR, expiring 09/12/14	Citigroup Global Markets	670	17,732
Receive a fixed rate of 3.20% and pay a floating rate based on 3 month LIBOR, expiring 09/12/14	Citigroup Global Markets	400	10,586
Receive a fixed rate of 3.20% and pay a floating rate based on 3 month LIBOR, expiring 09/18/14	Citigroup Global Markets	670	17,681

TOTAL OPTIONS PURCHASED (cost $80,381)			61,702

TOTAL SHORT-TERM INVESTMENTS (cost $4,612,912)			4,594,233

TOTAL INVESTMENTS — 94.7% (cost $94,321,816)			93,829,499
Other assets in excess of liabilities(x) — 5.3%			5,265,914

NET ASSETS — 100.0%			$99,095,413

The following abbreviations are used in the Portfolio descriptions:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
AID	Agency for International Development
FHLMC	Federal Home Loan Mortgage Corporation
GO	General Obligation
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2014.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(j)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2014.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at March 31, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)(1)
Short Positions:
15	90 Day Euro Dollar	Jun. 2014	$3,740,407	$3,740,812	$(405)
81	2 Year U.S. Treasury Notes	Jun. 2014	17,807,276	17,784,563	22,713
198	5 Year U.S. Treasury Notes	Jun. 2014	23,666,615	23,552,719	113,896
2	10 Year U.S. Treasury Notes	Jun. 2014	246,934	247,000	(66)
14	U.S. Long Bonds	Jun. 2014	1,865,949	1,865,062	887
19	U.S. Ultra Bonds	Jun. 2014	2,701,384	2,744,906	(43,522)

					$93,503

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2014.

Interest rate swap agreements outstanding at March 31, 2014:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
400	09/12/14	0.656%	3 month LIBOR(2)	$(822)	$—	$(822)	Barclays Capital Group
600	09/19/14	0.669%	3 month LIBOR(2)	(1,281)	—	(1,281)	JPMorgan Chase
500	10/28/14	0.816%	3 month LIBOR(2)	(3,153)	—	(3,153)	Barclays Capital Group
2,000	08/08/15	0.528%	3 month LIBOR(2)	(5,921)	—	(5,921)	Credit Suisse First Boston Corp.
1,550	08/20/15	0.615%	3 month LIBOR(2)	(6,399)	—	(6,399)	Bank of Nova Scotia
465	03/22/16	0.535%	3 month LIBOR(2)	(23)	—	(23)	Citigroup Global Markets
460	08/04/16	1.528%	3 month LIBOR(2)	(9,809)	—	(9,809)	Citigroup Global Markets
3,765	08/31/16	0.934%	3 month LIBOR(1)	20,628	—	20,628	Credit Suisse First Boston Corp.
250	12/30/16	1.328%	3 month LIBOR(1)	3,862	—	3,862	Citigroup Global Markets
2,750	01/03/17	1.273%	3 month LIBOR(1)	35,508	—	35,508	Citigroup Global Markets
390	01/03/17	1.311%	3 month LIBOR(2)	(5,486)	—	(5,486)	Citigroup Global Markets
1,980	09/28/17	0.795%	3 month LIBOR(1)	(29,038)	—	(29,038)	Credit Suisse First Boston Corp.
2,100	12/11/17	0.734%	3 month LIBOR(2)	39,440	—	39,440	Barclays Capital Group
3,500	01/15/18	0.915%	3 month LIBOR(2)	52,125	—	52,125	Barclays Capital Group
2,000	03/06/18	0.903%	3 month LIBOR(2)	38,075	—	38,075	Barclays Capital Group
700	03/13/18	1.044%	3 month LIBOR(2)	9,795	—	9,795	Barclays Capital Group
1,500	03/18/18	1.053%	3 month LIBOR(2)	21,095	—	21,095	Barclays Capital Group
2,200	03/27/18	1.003%	3 month LIBOR(2)	36,644	—	36,644	Barclays Capital Group
1,120	05/15/18	2.319%	3 month LIBOR(1)	47,297	—	47,297	JPMorgan Chase
402	05/17/18	0.989%	3 month LIBOR(2)	6,740	—	6,740	Credit Suisse First Boston Corp.
580	07/27/18	2.473%	3 month LIBOR(2)	(24,624)	—	(24,624)	Bank of America
1,500	08/22/18	1.665%	3 month LIBOR(2)	(6,959)	—	(6,959)	JPMorgan Chase
600	09/01/18	1.820%	3 month LIBOR(2)	(6,384)	—	(6,384)	Citigroup Global Markets
845	10/03/18	1.745%	3 month LIBOR(1)	10,860	—	10,860	UBS AG
460	11/08/18	1.738%	3 month LIBOR(2)	(4,331)	—	(4,331)	Citigroup Global Markets
1,070	01/12/19	1.699%	3 month LIBOR(2)	(1,322)	—	(1,322)	Citigroup Global Markets
9,400	06/07/19	1.330%	3 month LIBOR(1)	(218,350)	—	(218,350)	Barclays Capital Group
3,075	07/23/19	1.220%	3 month LIBOR(2)	103,737	—	103,737	Bank of Nova Scotia
395	10/02/19	1.291%	3 month LIBOR(1)	(11,992)	—	(11,992)	Barclays Capital Group
2,250	10/03/19	1.199%	3 month LIBOR(1)	(80,622)	—	(80,622)	Citigroup Global Markets
2,700	10/16/19	1.210%	3 month LIBOR(1)	(98,097)	—	(98,097)	Barclays Capital Group
3,400	10/25/19	1.299%	3 month LIBOR(1)	(108,718)	—	(108,718)	Credit Suisse First Boston Corp.
957	11/15/19	4.546%	3 month LIBOR(2)	(423,278)	—	(423,278)	Deutsche Bank
2,400	11/16/19	1.167%	3 month LIBOR(1)	(100,209)	—	(100,209)	Barclays Capital Group
2,500	11/20/19	1.149%	3 month LIBOR(1)	(107,610)	—	(107,610)	Barclays Capital Group
79,000	12/31/19	1.891%	3 month LIBOR(1)	2,225,283	—	2,225,283	Bank of America
13,905	12/31/19	3.018%	3 month LIBOR(2)	(1,948,589)	—	(1,948,589)	UBS AG
10,965	12/31/19	3.538%	3 month LIBOR(1)	2,306,622	—	2,306,622	JPMorgan Chase
10,600	12/31/19	4.137%	3 month LIBOR(1)	3,996,508	—	3,996,508	JPMorgan Chase
670	12/31/19	2.005%	3 month LIBOR(2)	(24,302)	—	(24,302)	Bank of America
1,700	02/22/20	1.550%	3 month LIBOR(2)	49,484	—	49,484	Citigroup Global Markets

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2014 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
1,900	04/16/20	1.359%	3 month LIBOR(2)	$73,506	$—	$73,506	JPMorgan Chase
900	04/18/20	1.346%	3 month LIBOR(2)	35,798	—	35,798	JPMorgan Chase
957	05/15/20	4.246%	3 month LIBOR(2)	(381,659)	—	(381,659)	Deutsche Bank
7,865	09/15/20	1.583%	3 month LIBOR(2)	310,089	—	310,089	UBS AG
460	10/01/20	2.523%	3 month LIBOR(2)	(13,464)	—	(13,464)	UBS AG
892	05/15/21	4.419%	3 month LIBOR(2)	(387,497)	—	(387,497)	Deutsche Bank
889	05/15/21	4.446%	3 month LIBOR(2)	(390,556)	—	(390,556)	Deutsche Bank
450	08/11/21	2.570%	3 month LIBOR(1)	5,670	—	5,670	Hong Kong & Shanghai Bank
7,375	08/15/21	2.395%	3 month LIBOR(1)	(1,430)	—	(1,430)	JPMorgan Chase
850	08/24/21	2.253%	3 month LIBOR(1)	(9,453)	—	(9,453)	Bank of America
360	08/24/21	2.255%	3 month LIBOR(1)	(3,940)	—	(3,940)	Citigroup Global Markets
310	09/09/21	2.205%	3 month LIBOR(2)	4,917	—	4,917	Barclays Capital Group
210	09/13/21	2.171%	3 month LIBOR(2)	3,911	—	3,911	Bank of America
280	09/21/21	2.170%	3 month LIBOR(2)	5,444	—	5,444	Barclays Capital Group
105	09/27/21	1.933%	3 month LIBOR(1)	(3,864)	—	(3,864)	Citigroup Global Markets
140	10/04/21	2.108%	3 month LIBOR(1)	(2,128)	—	(2,128)	Citigroup Global Markets
360	10/06/21	2.038%	3 month LIBOR(2)	7,447	—	7,447	Citigroup Global Markets
830	10/19/21	2.358%	3 month LIBOR(2)	(1,829)	—	(1,829)	Barclays Capital Group
290	11/01/21	2.482%	3 month LIBOR(2)	(2,994)	—	(2,994)	Barclays Capital Group
150	11/30/21	2.229%	3 month LIBOR(1)	(1,737)	—	(1,737)	JPMorgan Chase
915	12/05/21	2.271%	3 month LIBOR(2)	8,214	—	8,214	Barclays Capital Group
330	12/06/21	2.238%	3 month LIBOR(2)	3,811	—	3,811	Barclays Capital Group
270	12/23/21	2.090%	3 month LIBOR(2)	6,541	—	6,541	Barclays Capital Group
470	12/28/21	2.118%	3 month LIBOR(2)	10,613	—	10,613	Barclays Capital Group
13,500	01/13/22	1.690%	3 month LIBOR(2)	767,980	—	767,980	Bank of Nova Scotia
4,600	01/13/22	1.605%	3 month LIBOR(1)	(291,248)	—	(291,248)	Bank of Nova Scotia
325	02/02/22	1.914%	3 month LIBOR(2)	13,681	—	13,681	Citigroup Global Markets
200	02/21/22	2.105%	3 month LIBOR(2)	5,916	—	5,916	JPMorgan Chase
135	02/21/22	2.100%	3 month LIBOR(2)	4,044	—	4,044	JPMorgan Chase
205	02/23/22	2.117%	3 month LIBOR(2)	5,919	—	5,919	JPMorgan Chase
800	03/28/22	2.350%	3 month LIBOR(1)	(11,583)	—	(11,583)	Barclays Capital Group
750	08/29/22	1.777%	3 month LIBOR(2)	48,230	—	48,230	Citigroup Global Markets
750	09/25/22	1.785%	3 month LIBOR(1)	(49,788)	—	(49,788)	Barclays Capital Group
700	10/12/22	1.741%	3 month LIBOR(1)	(44,266)	—	(44,266)	Barclays Capital Group
1,100	03/21/23	2.038%	3 month LIBOR(2)	59,923	—	59,923	Barclays Capital Group
1,200	05/08/23	1.815%	3 month LIBOR(2)	82,883	—	82,883	Barclays Capital Group
1,135	09/30/26	2.628%	3 month LIBOR(1)	(57,458)	—	(57,458)	Citigroup Global Markets
700	12/28/27	2.353%	3 month LIBOR(1)	(63,777)	—	(63,777)	Barclays Capital Group
160	08/24/41	3.074%	3 month LIBOR(2)	13,042	—	13,042	Citigroup Global Markets
160	08/24/41	3.065%	3 month LIBOR(2)	13,304	—	13,304	Citigroup Global Markets
160	09/06/41	3.110%	3 month LIBOR(2)	12,096	—	12,096	UBS AG
160	09/06/41	3.028%	3 month LIBOR(2)	14,561	—	14,561	UBS AG
160	09/08/41	2.954%	3 month LIBOR(1)	(16,787)	—	(16,787)	Barclays Capital Group
130	09/09/41	3.019%	3 month LIBOR(1)	(12,056)	—	(12,056)	Barclays Capital Group
150	10/11/41	2.719%	3 month LIBOR(2)	20,760	—	20,760	JPMorgan Chase
160	10/17/41	2.905%	3 month LIBOR(1)	(16,538)	—	(16,538)	Barclays Capital Group
140	12/12/41	2.685%	3 month LIBOR(1)	(20,979)	—	(20,979)	Citigroup Global Markets
140	12/20/41	2.614%	3 month LIBOR(2)	22,959	—	22,959	Citigroup Global Markets
85	12/20/41	2.615%	3 month LIBOR(1)	(13,919)	—	(13,919)	Barclays Capital Group
85	01/10/42	2.718%	3 month LIBOR(1)	(12,458)	—	(12,458)	Barclays Capital Group
95	01/11/42	2.710%	3 month LIBOR(1)	(14,067)	—	(14,067)	Citigroup Global Markets
180	01/12/42	2.773%	3 month LIBOR(2)	24,534	—	24,534	Citigroup Global Markets
145	02/09/42	2.840%	3 month LIBOR(1)	(18,252)	—	(18,252)	Barclays Capital Group

				$5,518,450	$—	$5,518,450

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2014 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
10	02/18/16	0.450%	3 month LIBOR(1)	$150	$(10)	$(160)
2,490	08/02/18	1.614%	3 month LIBOR(2)	—	(4,026)	(4,026)
2,600	08/06/18	1.693%	3 month LIBOR(1)	—	12,439	12,439
4,720	08/31/18	1.625%	3 month LIBOR(2)	(12,227)	11,809	24,036
1,950	09/18/18	1.724%	3 month LIBOR(2)	159	(8,527)	(8,686)
2,500	06/13/20	1.923%	3 month LIBOR(1)	—	(36,897)	(36,897)
3,300	06/17/20	1.836%	3 month LIBOR(1)	—	(65,948)	(65,948)
11,800	06/27/20	2.200%	3 month LIBOR(1)	—	13,851	13,851
7,700	07/02/20	2.143%	3 month LIBOR(2)	—	18,232	18,232
3,200	07/10/20	2.401%	3 month LIBOR(1)	—	40,824	40,824
2,350	08/20/20	2.368%	3 month LIBOR(1)	164	21,535	21,371
2,500	08/21/20	2.440%	3 month LIBOR(1)	129	33,803	33,674
5,450	08/22/20	2.410%	3 month LIBOR(1)	(183)	63,081	63,264
3,850	10/22/20	2.113%	3 month LIBOR(2)	173	35,496	35,323
5,500	10/25/20	2.054%	3 month LIBOR(2)	183	71,834	71,651
5,850	02/15/21	2.375%	3 month LIBOR(2)	2,693	15,246	12,553
405	01/13/22	2.457%	3 month LIBOR(2)	153	1,774	1,621
330	01/22/22	2.785%	3 month LIBOR(2)	152	(6,332)	(6,484)
2,760	08/05/23	4.210%	3 month LIBOR(1)	—	32,679	32,679
8,250	09/23/23	2.855%	3 month LIBOR(2)	216	(54,862)	(55,078)
1,205	10/28/23	4.029%	3 month LIBOR(1)	155	2,760	2,605
1,650	12/17/23	2.932%	3 month LIBOR(1)	163	18,026	17,863
550	03/31/44	3.474%	3 month LIBOR(1)	160	(7,371)	(7,531)

				$(7,760)	$209,416	$217,176

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

(3) The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2014.

# Notional amount is shown in U.S. dollars unless otherwise stated.

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$13,069,275	$—
Commercial Mortgage-Backed Securities	—	18,531,914	—
Corporate Bonds	—	15,231,494	—
Municipal Bond	—	131,190	—
Non-Corporate Foreign Agencies	—	5,690,402	—
Sovereigns	—	5,142,664	—
U.S. Government Agency Obligations	—	24,407,276	—
U.S. Treasury Obligations	—	7,031,051	—
Affiliated Money Market Mutual Fund	4,532,531	—	—
Options Purchased	15,703	45,999	—
Other Financial Instruments*
Futures Contracts	93,503	—	—
Interest Rate Swaps	—	5,735,626	—

Total	$4,641,737	$95,016,891	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST BOND PORTFOLIO 2020

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 98.0%

ASSET-BACKED SECURITIES — 12.0%

Non-Residential Mortgage-Backed Securities
Ally Auto Receivables Trust, Series 2012-4, Class A2	0.480%		05/15/15	6	$6,292
Ally Auto Receivables Trust, Series 2013-1, Class A2	0.460%		10/15/15	532	531,786
American Express Credit Account Master Trust, Series 2013-1, Class A	0.575%	(c)	02/16/21	1,800	1,807,852
AmeriCredit Automobile Receivables Trust, Series 2013-4, Class A2	0.740%		11/08/16	473	473,148
CarMax Auto Owner Trust, Series 2013-1, Class A2	0.420%		03/15/16	95	94,866
CarMax Auto Owner Trust, Series 2013-2, Class A2	0.420%		06/15/16	356	356,153
Chase Issuance Trust, Series 2007-C1, Class C1	0.615%	(c)	04/15/19	1,100	1,090,172
Chase Issuance Trust, Series 2012-A3, Class A3	0.790%		06/15/17	700	702,766
Chase Issuance Trust, Series 2012-A5, Class A5	0.590%		08/15/17	500	500,735
Chase Issuance Trust, Series 2014-A1, Class A	1.150%		01/15/19	1,400	1,399,986
Citibank Credit Card Issuance Trust, Series 2005-C2, Class C2	0.626%	(c)	03/24/17	1,100	1,099,498
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	5.650%		09/20/19	500	569,757
Citibank Credit Card Issuance Trust, Series 2014-A2, Class A2	1.020%		02/22/19	1,000	994,931
Discover Card Execution Note Trust, Series 2013-A3, Class A3	0.335%	(c)	10/15/18	800	799,716
Enterprise Fleet Financing LLC, Series 2013-2, Class A2, 144A	1.060%		03/20/19	500	501,597
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 144A	0.870%		09/20/19	1,200	1,198,987
Ford Credit Auto Owner Trust, Series 2011-B, Class B	2.270%		01/15/17	200	205,051
Ford Credit Auto Owner Trust, Series 2013-B, Class A3	0.570%		10/15/17	700	700,906
GE Dealer Floorplan Master Note Trust, Series 2013-1, Class A	0.557%	(c)	04/20/18	1,005	1,007,708
GE Equipment Small Ticket LLC, Series 2012-1A, Class A3, 144A	1.040%		09/21/15	591	592,409
GE Equipment Small Ticket LLC, Series 2013-1A, Class A2, 144A	0.730%		01/24/16	500	500,946
Honda Auto Receivables Owner Trust, Series 2013-2, Class A3	0.530%		02/16/17	400	400,364
Honda Auto Receivables Owner Trust, Series 2013-3, Class A3	0.770%		05/15/17	1,000	1,003,757
MBNA Credit Card Master Note Trust, Series 2004-C2, Class C2	1.055%	(c)	11/15/16	3,100	3,103,379
Mercedes-Benz Auto Lease Trust, Series 2013-A, Class A2	0.490%		06/15/15	335	334,816
MMAF Equipment Finance LLC, Series 2013-AA, Class A2, 144A	0.690%		05/09/16	500	500,678
Nissan Auto Lease, Series 2013-A, Class A2B	0.285%	(c)	09/15/15	850	850,419
Nissan Master Owner Trust Receivables, Series 2013-A, Class A	0.455%	(c)	02/15/18	200	200,190
Santander Drive Auto Receivables Trust, Series 2013-4, Class A2	0.890%		09/15/16	281	281,363
Santander Drive Auto Receivables Trust, Series 2014-1, Class A2B	0.525%	(c)	06/15/17	700	700,255

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Volkswagen Auto Lease Trust, Series 2013-A, Class A2A	0.630%		12/20/15	904	$904,722
World Omni Auto Receivables Trust, Series 2013-A3, Class A3	0.640%		04/16/18	1,000	999,973

TOTAL ASSET-BACKED SECURITIES (cost $24,420,022)					24,415,178

COMMERCIAL MORTGAGE-BACKED SECURITIES — 17.4%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-2, Class A5	4.857%	(c)	07/10/43	298	308,289
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class A4	4.668%		07/10/43	2,400	2,476,752
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A2	1.813%		09/10/45	650	652,699
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A2	1.987%		04/10/46	1,200	1,199,688
Commercial Mortgage Pass-Through Certificates, Series 2013-CR6, Class A2	2.122%		03/10/46	700	704,547
Commercial Mortgage Trust, Series 2005-GG3, Class A4	4.799%	(c)	08/10/42	2,250	2,287,634
Commercial Mortgage Trust, Series 2005-GG5, Class A5	5.224%	(c)	04/10/37	3,700	3,878,407
Commercial Mortgage Trust, Series 2013-CR8, Class A2	2.367%		06/10/46	2,100	2,123,656
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class A4	5.014%	(c)	02/15/38	1,330	1,358,261
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class A4	5.100%	(c)	08/15/38	995	1,034,146
FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2	4.186%	(c)	12/25/20	750	813,980
FHLMC Multifamily Structured Pass-Through Certificates, Series K015, Class A2	3.230%		07/25/21	90	92,542
FHLMC Multifamily Structured Pass-Through Certificates, Series KSMC, Class A2	2.615%		01/25/23	400	383,058
GE Capital Commercial Mortgage Corp. Trust, Series 2007-C1, Class A2	5.417%		12/10/49	159	158,990
GS Mortgage Securities Corp II, Series GG4, Class A4A	4.751%		07/10/39	954	980,413
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A3	3.272%		07/15/45	700	712,156
JPMorgan Chase Commercial Mortgage Securities Corp, Series 2013-C13, Class A2	2.665%		01/15/46	1,600	1,632,490
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A4	4.738%		07/15/42	200	206,731
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4	5.240%	(c)	12/15/44	3,280	3,462,174
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A2	5.800%	(c)	06/15/49	104	104,152
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A4	5.882%	(c)	02/15/51	170	189,552
JPMorgan Chase Commercial Mortgage Series Trust, Series 2013-LC11, Class A3	2.592%		04/15/46	400	392,746
LB-UBS Commercial Mortgage Trust 2005-C2, Series C2, Class A5	5.150%	(c)	04/15/30	1,000	1,031,230
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A4	5.047%	(c)	07/12/38	2,385	2,489,597

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A4	4.747%	(c)	06/12/43	650	$664,401
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A3	5.172%		12/12/49	1,000	1,076,628
Morgan Stanley Capital I Trust, Series 2012-C4, Class A2	2.111%		03/15/45	2,400	2,442,252
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A2	2.804%		01/10/45	300	311,203
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4	5.289%	(c)	12/15/44	200	211,782
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	5.308%		11/15/48	197	214,599
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class A2	2.684%		11/15/44	190	196,439
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A2	1.765%		12/15/45	200	199,803
WF-RBS Commercial Mortgage Trust, Series 2014-LC14, Class A2	2.862%		03/15/47	1,200	1,229,326

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $35,733,906)					35,220,323

CORPORATE BONDS — 19.1%

Automotive — 0.1%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	8.125%		01/15/20	200	252,199

Banking — 9.9%
American Express Co., Sr. Unsec’d. Notes	1.550%		05/22/18	410	402,523
American Express Credit Corp., Sr. Unsec’d. Notes	2.125%		07/27/18	475	477,213
Bank of America Corp., Sr. Unsec’d. Notes	2.600%		01/15/19	510	512,012
Bank of America Corp., Sr. Unsec’d. Notes	5.625%		07/01/20	650	739,666
Bank of America Corp., Sr. Unsec’d. Notes	6.000%		09/01/17	250	283,616
Bank of New York Mellon Corp (The), Sr. Unsec’d. Notes	1.969%		06/20/17	675	688,545
Bank of New York Mellon Corp (The), Sr. Unsec’d. Notes, MTN	3.650%		02/04/24	215	216,678
Bank of Nova Scotia (Canada), Covered Bonds, 144A	1.650%		10/29/15	2,795	2,846,037
Bank of Nova Scotia (Canada), Covered Bonds, 144A	2.150%		08/03/16(h)	2,540	2,620,442
Citigroup, Inc., Sr. Unsec’d. Notes	4.500%		01/14/22	350	370,842
Citigroup, Inc., Sr. Unsec’d. Notes	8.500%		05/22/19	825	1,051,116
Citigroup, Inc., Sub. Notes	5.500%		09/13/25	320	340,863
Discover Bank, Sr. Unsec’d. Notes	2.000%		02/21/18	300	298,645
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.150%		04/01/18	300	342,958
Goldman Sachs Group, Inc. (The), Unsec’d. Notes	2.625%		01/31/19	525	523,655
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	5.375%		03/15/20	980	1,093,423
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.350%		01/28/19	575	576,517
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.400%		07/22/20(h)	550	592,866
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%		01/24/22	250	269,520
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.300%		04/23/19	175	205,744
JPMorgan Chase & Co., Sub. Notes	3.375%		05/01/23	80	75,730
Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes	2.300%		01/30/19	1,425	1,421,003

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banking (cont’d.)
Morgan Stanley, Sr. Unsec’d. Notes	2.500%	01/24/19	950	$947,354
Morgan Stanley, Sr. Unsec’d. Notes	5.750%	01/25/21	125	143,174
Morgan Stanley, Sr. Unsec’d. Notes, MTN	2.125%	04/25/18	220	219,518
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.500%	01/26/20	550	620,283
PNC Bank NA, Sr. Unsec’d. Notes	2.200%	01/28/19	575	573,125
PNC Bank NA, Sub. Notes	3.800%	07/25/23	250	252,238
PNC Funding Corp., Bank Gtd. Notes	3.300%	03/08/22	250	251,646
Wells Fargo & Co., Sr. Unsec’d. Notes	5.625%	12/11/17	25	28,516
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	3.000%	01/22/21	915	915,630
Wells Fargo & Co., Sub. Notes, MTN	3.450%	02/13/23	95	92,206

				19,993,304

Cable
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%	04/15/19	110	107,578

Capital Goods — 0.3%
United Parcel Service, Inc., Sr. Unsec’d. Notes	5.125%	04/01/19	600	680,103
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	25	26,614

				706,717

Chemicals — 0.9%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	3.000%	11/15/22	165	156,841
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%	11/15/20	865	914,964
EI du Pont de Nemours & Co., Sr. Unsec’d. Notes	4.625%	01/15/20	500	551,156
LYB International Finance BV (Netherlands), Gtd. Notes	4.000%	07/15/23	190	193,770

				1,816,731

Electric — 0.1%
Duke Energy Corp, Sr. Unsec’d. Notes	2.100%	06/15/18	250	250,783

Energy - Integrated — 0.8%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	1.375%	05/10/18	225	220,257
BP Capital Markets PLC (United Kingdom), Gtd. Notes	4.500%	10/01/20	510	554,790
Chevron Corp., Sr. Unsec’d. Notes	1.718%	06/24/18(h)	530	528,202
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.100%	06/01/18	240	277,207

				1,580,456

Energy - Other — 1.2%
Cameron International Corp., Sr. Unsec’d. Notes	3.600%	04/30/22	665	660,179
EOG Resources, Inc., Sr. Unsec’d. Notes	2.450%	04/01/20	760	756,987
Halliburton Co, Sr. Unsec’d. Notes	2.000%	08/01/18	775	775,577
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	7.500%	01/15/20	200	243,865
Weatherford International, Inc., Gtd. Notes	6.350%	06/15/17	25	28,288

				2,464,896

Foods — 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.000%	04/15/20	185	208,965
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.000%	10/20/17	85	85,206

				294,171

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare & Pharmaceutical — 0.9%
AbbVie, Inc., Sr. Unsec’d. Notes	2.000%	11/06/18	245	$242,959
Amgen, Inc., Sr. Unsec’d. Notes	4.100%	06/15/21	170	179,853
Baxter International, Inc., Sr. Unsec’d. Notes	1.850%	06/15/18	125	124,289
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.400%	12/01/21	250	270,092
Merck & Co., Inc., Sr. Unsec’d. Notes	1.300%	05/18/18	475	464,454
Mylan Inc., Gtd. Notes	1.800%	06/24/16	60	60,841
Pfizer, Inc., Sr. Unsec’d. Notes	1.500%	06/15/18	400	394,340

				1,736,828

Healthcare Insurance — 1.1%
Aetna, Inc., Sr. Unsec’d. Notes	2.750%	11/15/22	160	150,288
Aetna, Inc., Sr. Unsec’d. Notes	3.950%	09/01/20	250	264,029
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.875%	10/15/20	1,250	1,321,938
WellPoint, Inc., Sr. Unsec’d. Notes	2.300%	07/15/18	425	426,176

				2,162,431

Insurance — 1.1%
American International Group, Inc., Sr. Unsec’d. Notes	6.400%	12/15/20	570	679,122
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%	01/16/18	260	297,118
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	5.125%	04/15/22	350	389,411
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.250%	06/15/23	65	65,965
Lincoln National Corp., Sr. Unsec’d. Notes	4.300%	06/15/15	25	26,003
Lincoln National Corp., Sr. Unsec’d. Notes	4.850%	06/24/21	400	437,814
MetLife, Inc., Sr. Unsec’d. Notes	4.750%	02/08/21	185	205,813
Principal Financial Group, Inc., Gtd. Notes	3.300%	09/15/22	160	155,908

				2,257,154

Non-Captive Finance — 0.1%
General Electric Capital Corp., Series G, Sr. Unsec’d. Notes, MTN	6.000%	08/07/19	195	228,922

Pipelines & Other — 0.3%
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	5.350%	03/15/20	25	26,865
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	2.650%	02/01/19	300	299,569
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	3.950%	09/01/22	155	154,180
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	50	53,594

				534,208

Railroads — 0.6%
CSX Corp., Sr. Unsec’d. Notes	7.375%	02/01/19	1,000	1,216,725

Technology — 1.1%
Apple, Inc., Sr. Unsec’d. Notes	1.000%	05/03/18	430	416,820
Oracle Corp., Sr. Unsec’d. Notes	2.375%	01/15/19	1,725	1,745,550

				2,162,370

Telecommunications — 0.4%
AT&T, Inc., Sr. Unsec’d. Notes	3.875%	08/15/21	25	26,075

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.650%	09/14/18	685	$729,204

				755,279

Tobacco — 0.1%
Altria Group, Inc., Gtd. Notes	9.700%	11/10/18	135	177,203

TOTAL CORPORATE BONDS (cost $38,881,491)				38,697,955

NON-CORPORATE FOREIGN AGENCIES — 3.1%
African Development Bank (Supranational Bank), Sr. Unsec’d. Notes	3.000%	05/27/14	700	702,996
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes, MTN	1.750%	09/11/18	1,480	1,487,178
European Bank for Reconstruction & Development (Supranational Bank), Sr. Unsec’d. Notes, MTN	5.000%	05/19/14	100	100,574
European Investment Bank (Supranational Bank), Sr. Unsec’d. Notes	1.500%	05/15/14	100	100,157
European Investment Bank (Supranational Bank), Sr. Unsec’d. Notes	3.000%	04/08/14	200	200,082
European Investment Bank (Supranational Bank), Sr. Unsec’d. Notes, MTN	4.625%	05/15/14	100	100,521
Export Development Canada (Canada), Sr. Unsec’d. Notes	1.500%	10/03/18	1,690	1,676,564
Inter-American Development Bank (Supranational Bank), Notes, MTN	0.500%	05/29/14	150	150,020
Inter-American Development Bank (Supranational Bank), Unsec’d. Notes	3.000%	04/22/14	100	100,168
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	1.125%	05/23/18	1,656	1,620,760
Societe de Financement de l’Economie Francaise (France), Gov’t. Liquid Gtd. Notes, 144A	3.375%	05/05/14	100	100,280

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $6,368,367)				6,339,300

SOVEREIGNS — 2.5%
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	0.500%	03/06/15	200	200,502
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	0.500%	03/21/16	600	600,072
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN, RegS	2.750%	03/05/15	200	204,365
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN, RegS	2.875%	09/15/14	200	202,230
Canada Government International Bond (Canada), Sr. Unsec’d. Notes	0.875%	02/14/17	800	799,568
Canada Government International Bond (Canada), Sr. Unsec’d. Notes	2.375%	09/10/14	500	504,940
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, 144A	0.625%	05/22/15	100	100,346
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, MTN, 144A	0.375%	04/25/16	200	199,338
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, RegS	0.625%	05/22/15	100	100,379
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	2.250%	03/17/16	700	723,436

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

SOVEREIGNS (Continued)
Kingdom of Sweden (Sweden), Sr. Unsec’d. Notes, MTN, RegS	0.375%		05/18/15	850	$850,729
Netherlands Government Bond (Netherlands), Sr. Unsec’d. Notes, 144A	0.250%		09/12/15	430	428,263
Sweden Government International Bond (Sweden), Sr. Unsec’d. Notes, RegS	1.000%		06/03/14	100	100,143

TOTAL SOVEREIGNS (cost $5,033,207)					5,014,311

U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.5%
Federal Home Loan Banks	0.375%		08/28/15	510	510,680
Federal Home Loan Banks	1.000%		06/21/17(h)	3,000	2,992,794
Federal Home Loan Mortgage Corp.	1.750%		05/30/19	4,145	4,107,575
Federal Home Loan Mortgage Corp.	2.375%		01/13/22(h)	1,060	1,038,256
Federal National Mortgage Assoc	0.875%		05/21/18(h)	1,005	977,809
Federal National Mortgage Assoc	1.875%		02/19/19	250	250,791
Federal National Mortgage Assoc	5.375%		06/12/17	740	838,077
Financing Corp., Strips Principal, Series 3-P, Debs	1.392%	(s)	11/30/17	20	18,852
Financing Corp., Strips Principal, Series 4-P, Debs	1.398%	(s)	10/06/17	1,640	1,554,689
Financing Corp., Strips Principal, Series D-P, Sec’d. Notes	1.722%	(s)	09/26/19	4,400	3,860,934
Israel Government AID Bond, Gov’t. Gtd. Notes	1.820%	(s)	09/15/20	3,130	2,643,035
Israel Government AID Bond, Gov’t. Gtd. Notes	5.500%		09/18/23	2,146	2,540,619
Israel Government AID Bond, Series 11-Z, Gov’t. Gtd. Notes	4.505%	(s)	05/15/19	90	80,538

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $21,717,659)					21,414,649

U.S. TREASURY OBLIGATIONS — 33.4%
U.S. Treasury Bond	3.750%		11/15/43	445	460,714
U.S. Treasury Notes	0.875%		07/31/19	17,180	16,311,603
U.S. Treasury Notes	1.000%		09/30/19	4,050	3,856,361
U.S. Treasury Notes	1.500%		02/28/19	25	24,750
U.S. Treasury Notes	2.000%		02/28/21	1,590	1,559,815
U.S. Treasury Notes	2.125%		01/31/21	28,920	28,637,567
U.S. Treasury Notes	2.375%		02/28/15	625	637,695
U.S. Treasury Notes	2.750%		02/15/24	665	666,455
U.S. Treasury Notes	3.500%		02/15/18	3,280	3,550,344
U.S. Treasury Notes	4.250%		11/15/17(k)	2,630	2,913,753
U.S. Treasury Strips Coupon	2.749%	(s)	02/15/25	35	25,189
U.S. Treasury Strips Coupon	8.125%	(s)	08/15/21	10,055	8,367,741
U.S. Treasury Strips Principal	6.911%	(s)	02/15/44	2,265	739,072

TOTAL U.S. TREASURY OBLIGATIONS (cost $68,194,024)					67,751,059

TOTAL LONG-TERM INVESTMENTS (cost $200,348,676)					198,852,775

				Shares

SHORT-TERM INVESTMENTS — 3.2%

AFFILIATED MONEY MARKET MUTUAL FUND — 3.1%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $6,285,653)(w)				6,285,653	6,285,653

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Counterparty	Notional Amount (000)#	Value

OPTIONS PURCHASED*(j) — 0.1%

Call Options — 0.1%
5 Year U.S. Treasury Notes Futures, expiring 05/23/14, Strike Price $118.25		2,900	$30,359
Interest Rate Swap Options,
Receive a fixed rate of 2.00% and pay a floating rate based on 3 month LIBOR, expiring 04/24/14	Barclays Capital Group	6,690	—
Receive a fixed rate of 2.00% and pay a floating rate based on 3 month LIBOR, expiring 04/24/14	Citigroup Global Markets	8,205	—
Receive a fixed rate of 2.00% and pay a floating rate based on 3 month LIBOR, expiring 04/24/14	Citigroup Global Markets	8,205	—
Receive a fixed rate of 3.20% and pay a floating rate based on 3 month LIBOR, expiring 09/12/14	Citigroup Global Markets	1,370	36,258
Receive a fixed rate of 3.20% and pay a floating rate based on 3 month LIBOR, expiring 09/12/14	Citigroup Global Markets	820	21,702
Receive a fixed rate of 3.20% and pay a floating rate based on 3 month LIBOR, expiring 09/18/14	Citigroup Global Markets	1,370	36,153

TOTAL OPTIONS PURCHASED (cost $155,117)			124,472

TOTAL SHORT-TERM INVESTMENTS (cost $6,440,770)			6,410,125

TOTAL INVESTMENTS — 101.2% (cost $206,789,446)			205,262,900
Liabilities in excess of other assets(x) — (1.2)%			(2,439,138)

NET ASSETS — 100.0%			$202,823,762

The following abbreviations are used in the Portfolio descriptions:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
AID	Agency for International Development
FHLMC	Federal Home Loan Mortgage Corporation
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2014.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(j)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2014.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at March 31, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)(1)
Long Position:
115	10 Year U.S. Treasury Notes	Jun. 2014	$14,263,023	$14,202,500	$(60,523)

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Futures contracts open at March 31, 2014 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)(1)
Short Positions:
85	90 Day EURO Dollar	Jun. 2014	$21,195,642	$21,197,938	$(2,296)
80	2 Year U.S. Treasury Notes	Jun. 2014	17,580,449	17,565,000	15,449
528	5 Year U.S. Treasury Notes	Jun. 2014	63,173,937	62,807,250	366,687
63	U.S. Long Bonds	Jun. 2014	8,352,809	8,392,781	(39,972)
43	U.S. Ultra Bonds	Jun. 2014	6,104,689	6,212,156	(107,467)

					232,401

					$171,878

(1) The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2014.

Interest rate swap agreements outstanding at March 31, 2014:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
400	09/12/14	0.656%	3 month LIBOR(2)	$(822)	$—	$(822)	Barclays Capital Group
400	09/19/14	0.669%	3 month LIBOR(2)	(854)	—	(854)	JPMorgan Chase
1,200	02/21/15	0.690%	3 month LIBOR(1)	4,257	—	4,257	Citigroup Global Markets
335	03/22/16	0.535%	3 month LIBOR(2)	(16)	—	(16)	Citigroup Global Markets
595	08/31/16	0.934%	3 month LIBOR(1)	3,260	—	3,260	Credit Suisse First Boston Corp.
980	12/08/16	1.315%	3 month LIBOR(1)	15,836	—	15,836	Barclays Capital Group
75	02/21/17	1.179%	3 month LIBOR(2)	(555)	—	(555)	JPMorgan Chase
11,500	08/31/17	0.843%	3 month LIBOR(2)	132,016	—	132,016	Bank of America
50	10/03/17	0.778%	3 month LIBOR(2)	656	—	656	Citigroup Global Markets
3,120	02/08/18	0.956%	3 month LIBOR(2)	46,984	—	46,984	Citigroup Global Markets
100	05/17/18	0.989%	3 month LIBOR(2)	1,677	—	1,677	Credit Suisse First Boston Corp.
1,556	06/10/18	1.205%	3 month LIBOR(2)	14,222	—	14,222	UBS AG
300	09/15/18	1.671%	3 month LIBOR(1)	691	—	691	Barclays Capital Group
2,050	01/17/19	1.620%	3 month LIBOR(1)	(9,154)	—	(9,154)	Citigroup Global Markets
100	10/30/19	1.311%	3 month LIBOR(2)	3,165	—	3,165	Barclays Capital Group
1,800	02/28/20	1.403%	3 month LIBOR(1)	(69,803)	—	(69,803)	Barclays Capital Group
900	03/11/20	1.453%	3 month LIBOR(1)	(32,574)	—	(32,574)	Barclays Capital Group
1,300	03/15/20	1.544%	3 month LIBOR(1)	(42,283)	—	(42,283)	Citigroup Global Markets
900	03/18/20	1.560%	3 month LIBOR(1)	(27,546)	—	(27,546)	Barclays Capital Group
600	03/19/20	1.548%	3 month LIBOR(1)	(18,831)	—	(18,831)	Barclays Capital Group
3,500	03/20/20	1.471%	3 month LIBOR(1)	(125,708)	—	(125,708)	Barclays Capital Group
5,700	03/21/20	1.460%	3 month LIBOR(1)	(209,319)	—	(209,319)	Barclays Capital Group
2,600	03/28/20	1.493%	3 month LIBOR(1)	(92,260)	—	(92,260)	Barclays Capital Group
600	04/02/20	1.460%	3 month LIBOR(1)	(18,765)	—	(18,765)	Barclays Capital Group
1,250	04/08/20	1.365%	3 month LIBOR(1)	(47,885)	—	(47,885)	Bank of Nova Scotia
4,700	04/11/20	1.370%	3 month LIBOR(1)	(180,416)	—	(180,416)	Barclays Capital Group
1,300	04/15/20	1.388%	3 month LIBOR(1)	(48,811)	—	(48,811)	Barclays Capital Group
3,255	04/17/20	1.330%	3 month LIBOR(1)	(132,105)	—	(132,105)	Bank of Nova Scotia
1,100	04/22/20	1.327%	3 month LIBOR(1)	(45,360)	—	(45,360)	Barclays Capital Group
3,700	04/25/20	1.322%	3 month LIBOR(1)	(155,144)	—	(155,144)	Bank of Nova Scotia
1,500	04/29/20	1.333%	3 month LIBOR(1)	(62,248)	—	(62,248)	Barclays Capital Group
2,500	05/07/20	1.268%	3 month LIBOR(1)	(117,622)	—	(117,622)	Barclays Capital Group
4,100	05/09/20	1.398%	3 month LIBOR(1)	(160,857)	—	(160,857)	Bank of Nova Scotia
1,700	05/10/20	1.403%	3 month LIBOR(1)	(66,180)	—	(66,180)	Barclays Capital Group
4,300	05/23/20	1.521%	3 month LIBOR(1)	(141,008)	—	(141,008)	Bank of Nova Scotia
1,300	05/24/20	1.474%	3 month LIBOR(1)	(46,516)	—	(46,516)	Bank of Nova Scotia
3,600	06/06/20	1.760%	3 month LIBOR(1)	(69,003)	—	(69,003)	JPMorgan Chase
3,200	06/10/20	1.714%	3 month LIBOR(1)	(69,259)	—	(69,259)	Bank of Nova Scotia
2,800	09/15/20	1.583%	3 month LIBOR(2)	110,394	—	110,394	UBS AG
9,000	12/31/20	0.000%	3 month LIBOR(1)	(143,816)	—	(143,816)	Citigroup Global Markets
6,500	12/31/20	0.000%	3 month LIBOR(1)	(235,186)	—	(235,186)	Barclays Capital Group
5,900	12/31/20	2.744%	3 month LIBOR(1)	713,583	—	713,583	Bank of America

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2014 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
4,900	12/31/20	0.000%	3 month LIBOR(1)	$50,339	$—	$50,339	Citigroup Global Markets
4,200	12/31/20	0.000%	3 month LIBOR(1)	(60,866)	—	(60,866)	Barclays Capital Group
2,850	12/31/20	0.000%	3 month LIBOR(1)	(48,157)	—	(48,157)	Barclays Capital Group
2,750	12/31/20	0.000%	3 month LIBOR(1)	(70,175)	—	(70,175)	Barclays Capital Group
2,640	12/31/20	2.037%	3 month LIBOR(1)	47,896	—	47,896	Citigroup Global Markets
2,400	12/31/20	0.000%	3 month LIBOR(1)	(55,842)	—	(55,842)	Citigroup Global Markets
2,400	12/31/20	0.000%	3 month LIBOR(1)	(56,383)	—	(56,383)	Barclays Capital Group
900	12/31/20	0.000%	3 month LIBOR(1)	(23,721)	—	(23,721)	Barclays Capital Group
900	12/31/20	0.000%	3 month LIBOR(1)	(25,465)	—	(25,465)	Barclays Capital Group
1,850	08/11/21	2.570%	3 month LIBOR(1)	23,312	—	23,312	Hong Kong & Shanghai Bank
3,050	08/12/21	2.323%	3 month LIBOR(1)	(17,431)	—	(17,431)	UBS AG
60	12/23/21	2.090%	3 month LIBOR(2)	1,453	—	1,453	Barclays Capital Group
115	12/28/21	2.118%	3 month LIBOR(2)	2,597	—	2,597	Barclays Capital Group
3,120	01/13/22	1.846%	3 month LIBOR(2)	140,998	—	140,998	Citigroup Global Markets
135	02/07/22	1.923%	3 month LIBOR(2)	5,756	—	5,756	Barclays Capital Group
55	02/21/22	2.105%	3 month LIBOR(2)	1,627	—	1,627	JPMorgan Chase
40	02/21/22	2.100%	3 month LIBOR(2)	1,198	—	1,198	JPMorgan Chase
55	02/23/22	2.117%	3 month LIBOR(2)	1,588	—	1,588	JPMorgan Chase
160	05/15/22	1.988%	3 month LIBOR(2)	5,914	—	5,914	JPMorgan Chase
50	09/25/22	1.785%	3 month LIBOR(1)	(3,319)	—	(3,319)	Barclays Capital Group
190	10/17/22	1.740%	3 month LIBOR(2)	12,266	—	12,266	Barclays Capital Group
300	01/31/23	2.020%	3 month LIBOR(1)	(15,362)	—	(15,362)	Barclays Capital Group
400	03/08/23	2.020%	3 month LIBOR(1)	(21,884)	—	(21,884)	Barclays Capital Group
400	03/13/23	2.126%	3 month LIBOR(1)	(18,566)	—	(18,566)	Barclays Capital Group
1,100	03/14/23	2.120%	3 month LIBOR(1)	(52,385)	—	(52,385)	Barclays Capital Group
1,100	03/22/23	2.051%	3 month LIBOR(1)	(58,785)	—	(58,785)	Barclays Capital Group
700	03/25/23	2.051%	3 month LIBOR(1)	(38,191)	—	(38,191)	Barclays Capital Group
1,450	04/04/23	2.018%	3 month LIBOR(1)	(70,756)	—	(70,756)	Barclays Capital Group
540	04/05/23	1.971%	3 month LIBOR(1)	(28,591)	—	(28,591)	Barclays Capital Group
2,100	04/18/23	1.890%	3 month LIBOR(1)	(127,160)	—	(127,160)	JPMorgan Chase
800	05/08/23	1.815%	3 month LIBOR(2)	55,256	—	55,256	Barclays Capital Group
900	05/28/23	2.158%	3 month LIBOR(1)	(37,013)	—	(37,013)	Bank of Nova Scotia
550	05/29/23	2.150%	3 month LIBOR(1)	(23,008)	—	(23,008)	Citigroup Global Markets
350	05/30/23	2.205%	3 month LIBOR(1)	(13,218)	—	(13,218)	Barclays Capital Group
140	09/06/41	3.110%	3 month LIBOR(2)	10,584	—	10,584	UBS AG
70	09/06/41	3.028%	3 month LIBOR(2)	6,370	—	6,370	UBS AG
140	09/08/41	2.954%	3 month LIBOR(1)	(14,689)	—	(14,689)	Barclays Capital Group
140	09/09/41	3.019%	3 month LIBOR(1)	(12,984)	—	(12,984)	Barclays Capital Group
130	10/11/41	2.719%	3 month LIBOR(2)	17,992	—	17,992	JPMorgan Chase
110	10/17/41	2.905%	3 month LIBOR(1)	(11,370)	—	(11,370)	Barclays Capital Group
60	12/12/41	2.685%	3 month LIBOR(1)	(8,991)	—	(8,991)	Citigroup Global Markets
60	12/20/41	2.614%	3 month LIBOR(2)	9,839	—	9,839	Citigroup Global Markets
35	12/20/41	2.615%	3 month LIBOR(1)	(5,731)	—	(5,731)	Barclays Capital Group
35	01/10/42	2.718%	3 month LIBOR(1)	(5,130)	—	(5,130)	Barclays Capital Group
40	01/11/42	2.710%	3 month LIBOR(1)	(5,923)	—	(5,923)	Citigroup Global Markets
75	01/12/42	2.773%	3 month LIBOR(2)	10,222	—	10,222	Citigroup Global Markets
45	02/09/42	2.840%	3 month LIBOR(1)	(5,665)	—	(5,665)	Barclays Capital Group

				$(1,854,719)	$—	$(1,854,719)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
10	02/18/16	0.450%	3 month LIBOR(1)	$150	$(10)	$(160)
2,540	06/28/16	0.847%	3 month LIBOR(2)	—	(10,950)	(10,950)
3,167	08/02/18	1.614%	3 month LIBOR(2)	—	(5,121)	(5,121)
200	08/16/18	1.641%	3 month LIBOR(2)	151	(440)	(591)

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2014 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
7,300	08/31/18	1.625%	3 month LIBOR(2)	$(16,062)	$18,264	$34,326
1,700	09/16/18	1.861%	3 month LIBOR(2)	158	(17,713)	(17,871)
5,350	09/19/18	1.781%	3 month LIBOR(2)	174	(36,577)	(36,751)
9,150	09/23/18	1.613%	3 month LIBOR(2)	191	6,806	6,615
16,450	10/22/18	1.481%	3 month LIBOR(2)	224	130,124	129,900
8,850	10/25/18	1.434%	3 month LIBOR(2)	190	89,995	89,805
1,100	06/12/20	1.818%	3 month LIBOR(1)	—	(22,937)	(22,937)
6,400	06/13/20	1.923%	3 month LIBOR(1)	—	(94,456)	(94,456)
4,900	06/17/20	1.836%	3 month LIBOR(1)	—	(97,922)	(97,922)
2,500	06/20/20	1.818%	3 month LIBOR(1)	—	(53,283)	(53,283)
32,500	06/27/20	2.200%	3 month LIBOR(1)	—	38,148	38,148
4,850	07/10/20	2.401%	3 month LIBOR(1)	—	61,874	61,874
2,400	07/29/20	2.205%	3 month LIBOR(1)	—	471	471
8,150	08/06/20	2.341%	3 month LIBOR(1)	—	65,560	65,560
4,150	08/20/20	2.368%	3 month LIBOR(1)	175	38,031	37,856
7,550	08/21/20	2.440%	3 month LIBOR(1)	163	102,084	101,921
10,300	08/22/20	2.410%	3 month LIBOR(1)	212	119,217	119,005
2,250	12/10/20	2.275%	3 month LIBOR(1)	163	(2,395)	(2,558)
7,700	02/06/21	2.193%	3 month LIBOR(1)	196	(69,476)	(69,672)
9,000	02/15/21	2.375%	3 month LIBOR(2)	5,045	23,455	18,410
945	01/13/22	2.457%	3 month LIBOR(2)	156	4,141	3,985
470	01/22/22	2.785%	3 month LIBOR(2)	153	(9,018)	(9,171)
3,455	08/05/23	4.210%	3 month LIBOR(1)	—	40,908	40,908
1,845	10/28/23	4.029%	3 month LIBOR(1)	158	4,225	4,067
1,100	03/31/44	3.475%	3 month LIBOR(1)	169	(14,742)	(14,911)

				$(8,234)	$308,263	$316,497

(1) Portfolio	pays the floating rate and receives the fixed rate.

(2) Portfolio	pays the fixed rate and receives the floating rate.

(3) The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2014.

# Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$24,415,178	$—
Commercial Mortgage-Backed Securities	—	35,220,323	—
Corporate Bonds	—	38,697,955	—
Non-Corporate Foreign Agencies	—	6,339,300	—
Sovereigns	—	5,014,311	—
U.S. Government Agency Obligations	—	21,414,649	—
U.S. Treasury Obligations	—	67,751,059	—
Affiliated Money Market Mutual Fund	6,285,653	—	—
Options Purchased	30,359	94,113	—
Other Financial Instruments*
Futures Contracts	171,878	—	—
Interest Rate Swaps	—	(1,538,222)	—

Total	$6,487,890	$197,408,666	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST BOND PORTFOLIO 2021

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 88.4%

ASSET-BACKED SECURITIES — 9.9%

Non-Residential Mortgage-Backed Securities
Ally Auto Receivables Trust, Series 2012-2, Class A3	0.740%		04/15/16	753	$753,897
Ally Auto Receivables Trust, Series 2012-SN1, Class A2	0.510%		12/20/14	47	47,473
BA Credit Card Trust, Series 2006-A7, Class A7	0.195%	(c)	12/15/16	1,790	1,789,789
Citibank Credit Card Issuance Trust, Series 2005-C2, Class C2	0.625%	(c)	03/24/17	800	799,635
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	5.650%		09/20/19	1,540	1,754,852
Discover Card Execution Note Trust, Series 2012-A5, Class A5	0.355%	(c)	01/15/18	1,500	1,500,980
Ford Credit Auto Owner Trust, Series 2011-B, Class B	2.270%		01/15/17	910	932,982
Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2	0.535%	(c)	01/15/18	1,200	1,201,565
GE Dealer Floorplan Master Note Trust, Series 2012-4, Class A	0.597%	(c)	10/20/17	1,600	1,603,899
GE Dealer Floorplan Master Note Trust, Series 2013-1, Class A	0.557%	(c)	04/20/18	1,600	1,604,312
GE Equipment Midticket LLC, Series 2012-1, Class A2	0.470%		01/22/15	61	60,754
Nissan Master Owner Trust Receivables, Series 2013-A, Class A	0.455%	(c)	02/15/18	1,825	1,826,734
Santander Drive Auto Receivables Trust, Series 2014-1, Class A2B	0.525%	(c)	06/15/17	300	300,109

TOTAL ASSET-BACKED SECURITIES (cost $14,148,990)					14,176,981

COMMERCIAL MORTGAGE-BACKED SECURITIES — 18.2%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class A4	4.668%		07/10/43	1,200	1,238,376
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class AAB	5.703%		06/11/50	627	634,186
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2	3.061%		12/15/47	1,330	1,375,537
COMM Mortgage Trust, Series 2005-LP5, Class A4	4.982%		05/10/43	1,000	1,031,452
COMM Mortgage Trust, Series 2006-C8, Class A1A	5.292%		12/10/46	1,074	1,177,482
Commercial Mortgage Trust, Series 2007-GG9, Class A2	5.381%		03/10/39	1,635	1,660,768
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class A4	4.832%		04/15/37	500	514,950
FHLMC Multifamily Structured Pass-Through Certificates, Series KSMC, Class A2	2.615%		01/25/23	300	287,294
GE Capital Commercial Mortgage Corp. Trust, Series 2007-C1, Class A2	5.417%		12/10/49	278	278,232
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4	4.761%		07/10/39	959	987,808
GS Mortgage Securities Corp. II, Series 2013-GC10, Class A2	1.840%		02/10/46	1,000	999,411
GS Mortgage Securities Trust, Series 2006-GG6, Class A4	5.553%	(c)	04/10/38	2,700	2,883,584
GS Mortgage Securities Trust, Series 2006-GG8, Class A4	5.560%		11/10/39	1,170	1,276,323

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A3	2.475%		12/15/47	1,700	$1,679,246
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDP11, Class A2 .	5.800%	(c)	06/15/49	182	182,266
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A5	5.150%		04/15/30	1,000	1,031,230
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A4	5.661%	(c)	03/15/39	453	484,873
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A2	5.300%		11/15/38	235	242,837
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4	5.687%	(c)	05/12/39	323	348,283
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4	5.467%	(c)	02/12/39	491	522,308
Morgan Stanley Capital I Trust, Series 2006-T21, Class A4	5.162%	(c)	10/12/52	150	158,906
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A2	1.852%		08/10/49	180	180,806
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A2	2.804%		01/10/45	2,000	2,074,684
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX	5.179%	(c)	07/15/42	1,000	1,051,028
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4	5.289%	(c)	12/15/44	2,100	2,223,709
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A5	5.722%	(c)	05/15/43	500	544,894
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A2	1.765%		12/15/45	1,000	999,017

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $26,377,191)					26,069,490

CORPORATE BONDS — 18.2%

Banking — 6.9%
Bank of America Corp., Sr. Unsec’d. Notes	5.875%		01/05/21	715	824,961
Bank of Nova Scotia (Canada), Covered Bonds, 144A	1.650%		10/29/15	2,310	2,352,181
Capital One Financial Corp., Sr. Unsec’d. Notes	4.750%		07/15/21	400	438,226
Citigroup, Inc., Sr. Unsec’d. Notes	8.500%		05/22/19	815	1,038,375
Discover Bank, Sr. Unsec’d. Notes	2.000%		02/21/18	1,000	995,484
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	5.250%		07/27/21	400	442,796
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	5.375%		03/15/20	340	379,351
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21	400	428,758
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.400%		07/22/20	330	355,720
Morgan Stanley, Series G, Sr. Unsec’d. Notes, MTN(a)	5.500%		01/26/20	825	930,424
Toronto-Dominion Bank (The) (Canada), Covered Bonds, 144A	1.500%		03/13/17	1,500	1,519,131
Wells Fargo & Co, Sub. Notes, MTN	3.450%		02/13/23	150	145,588

					9,850,995

Capital Goods — 1.5%
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $308,080; purchased 12/17/10)(f)(g)	6.375%		10/15/17	275	316,566

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Capital Goods (cont’d.)
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.150%	10/15/21	195	$196,638
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.900%	07/12/21	400	422,703
United Technologies Corp., Sr. Unsec’d. Notes	3.100%	06/01/22	555	554,017
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	570	606,791

				2,096,715

Electric — 0.3%
NextEra Energy Capital Holdings, Inc., Gtd. Notes(a)	4.500%	06/01/21	400	419,325

Energy - Integrated — 0.6%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	1.846%	05/05/17	190	192,963
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.125%	10/01/15	140	145,273
BP Capital Markets PLC (United Kingdom), Gtd. Notes(a)	4.500%	10/01/20	425	462,325

				800,561

Energy - Other — 0.4%
Occidental Petroleum Corp., Series 1, Sr. Unsec’d. Notes	4.100%	02/01/21	170	183,047
Weatherford International Ltd., Gtd. Notes	5.125%	09/15/20	315	342,774

				525,821

Foods — 0.9%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.000%	04/15/20(h)	650	734,202
Dr. Pepper Snapple Group, Inc., Gtd. Notes	2.900%	01/15/16	170	176,215
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	5.375%	02/10/20	379	432,178

				1,342,595

Healthcare & Pharmaceutical — 0.6%
Actavis, Inc., Sr. Unsec’d. Notes(a)	3.250%	10/01/22	190	182,148
Amgen, Inc., Sr. Unsec’d. Notes	4.100%	06/15/21	600	634,774

				816,922

Healthcare Insurance — 0.6%
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	06/01/21	400	426,814
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.700%	02/15/21	400	441,265

				868,079

Insurance — 1.3%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%	01/16/18	615	702,798
Lincoln National Corp., Sr. Unsec’d. Notes	4.200%	03/15/22	375	392,958
MetLife, Inc., Sr. Unsec’d. Notes(a)	4.750%	02/08/21	750	834,379

				1,930,135

Media & Entertainment — 0.8%
Discovery Communications LLC, Gtd. Notes	4.375%	06/15/21	400	423,017
Time Warner, Inc., Gtd. Notes	4.750%	03/29/21	300	328,238

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media & Entertainment (cont’d.)
Time Warner, Inc., Gtd. Notes	4.875%	03/15/20	350	$385,883

				1,137,138

Metals — 0.4%
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	3.750%	09/20/21	240	247,181
Teck Resources Ltd. (Canada), Gtd. Notes	3.850%	08/15/17	380	401,259

				648,440

Non-Captive Finance — 0.6%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(a)	3.100%	01/09/23	90	88,070
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	4.625%	01/07/21	90	99,092
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	4.650%	10/17/21	35	38,438
General Electric Capital Corp., Series G, Sr. Unsec’d. Notes, MTN	6.000%	08/07/19	330	387,407
General Electric Capital Corp., Sub. Notes	5.300%	02/11/21	215	241,821

				854,828

Pipelines & Other — 1.3%
Enterprise Products Operating LLC, Gtd. Notes(a)	5.200%	09/01/20	285	318,118
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	3.950%	09/01/22	575	571,957
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	475	509,139
Williams Partners LP, Sr. Unsec’d. Notes	4.125%	11/15/20	475	493,195

				1,892,409

Railroads — 0.4%
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.900%	06/15/19	475	550,471

Retailers — 0.4%
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.250%	04/15/21(h)	585	637,466

Telecommunications — 0.8%
AT&T, Inc., Sr. Unsec’d. Notes	3.875%	08/15/21(h)	585	610,153
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%	11/01/21	595	599,156

				1,209,309

Tobacco — 0.4%
Altria Group, Inc., Gtd. Notes(a)	9.700%	11/10/18	481	631,368

TOTAL CORPORATE BONDS (cost $25,321,319)				26,212,577

NON-CORPORATE FOREIGN AGENCIES — 1.9%
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes, MTN	1.750%	09/11/18	880	884,268
Export Development Canada (Canada), Sr. Unsec’d. Notes	1.500%	10/03/18	1,030	1,021,812

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

NON-CORPORATE FOREIGN AGENCIES (Continued)
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	1.125%		05/23/18	892	$873,018

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $2,789,444)					2,779,098

SOVEREIGNS — 6.0%
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	0.500%		03/21/16	700	700,084
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN, RegS	2.875%		09/15/14	900	910,037
Canada Government International Bond (Canada), Sr. Unsec’d. Notes	0.875%		02/14/17	1,900	1,898,974
Canada Government International Bond (Canada), Sr. Unsec’d. Notes	1.625%		02/27/19	195	193,713
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, 144A	0.625%		05/22/15	610	612,113
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, MTN, 144A	0.375%		04/25/16	200	199,337
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, RegS	0.625%		05/22/15	600	602,276
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	1.125%		05/02/17	500	501,330
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	2.250%		03/17/16	610	630,423
Kingdom of Sweden (Sweden), Sr. Unsec’d. Notes, MTN, RegS	0.375%		05/18/15	1,200	1,201,030
Netherlands Government Bond (Netherlands), Sr. Unsec’d. Notes, 144A	0.250%		09/12/15	610	607,536
Spain Government International Bond (Spain), Sr. Unsec’d. Notes, MTN, 144A	4.000%		03/06/18	500	527,455

TOTAL SOVEREIGNS (cost $8,624,221)					8,584,308

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.0%
Federal Home Loan Mortgage Corp.(a)	1.750%		05/30/19	620	614,402
Federal Home Loan Mortgage Corp.(a)	2.375%		01/13/22(h)	580	568,102
Federal Home Loan Mortgage Corp.	4.875%		06/13/18	475	540,461
Federal National Mortgage Assoc	0.875%		05/21/18(k)	530	515,660
Federal National Mortgage Assoc.(a)	1.875%		02/19/19(h)	600	601,898
Financing Corp., Strips Principal, Series D-P, Sec’d. Notes	2.224%	(s)	09/26/19	660	579,140
Hashemite Kingdom of Jordan Government AID Bond (Jordan), Gtd. Notes	2.503%		10/30/20	280	279,570
Israel Government AID Bond, Gov’t. Gtd. Notes	2.427%	(s)	03/15/22	765	602,070

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $4,367,003)					4,301,303

U.S. TREASURY OBLIGATIONS — 31.2%
U.S. Treasury Bonds	3.750%		11/15/43	315	326,123
U.S. Treasury Notes	0.875%		07/31/19(h)	2,235	2,122,027
U.S. Treasury Notes	1.000%		09/30/19	2,600	2,475,689
U.S. Treasury Notes	1.500%		12/31/18	1,050	1,042,125
U.S. Treasury Notes(a)	1.500%		02/28/19	710	702,900
U.S. Treasury Notes	2.000%		02/28/21	11,270	11,056,050
U.S. Treasury Notes	2.125%		01/31/21	1,245	1,232,841
U.S. Treasury Notes	2.250%		03/31/21	5,000	4,981,250

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes	2.375%		02/28/15	10,000	$10,203,120
U.S. Treasury Notes	2.500%		06/30/17	3,080	3,223,411
U.S. Treasury Notes(a)	2.750%		02/15/24	910	911,991
U.S. Treasury Strips Coupon	2.171%	(s)	02/15/22	750	611,292
U.S. Treasury Strips Coupon	5.528%	(s)	05/15/25(h)	7,800	5,553,701
U.S. Treasury Strips Principal	6.999%	(s)	02/15/44	1,230	401,350

TOTAL U.S. TREASURY OBLIGATIONS (cost $43,771,124)					44,843,870

TOTAL LONG-TERM INVESTMENTS (cost $125,399,292)					126,967,627

				Shares

SHORT-TERM INVESTMENTS — 19.9%

AFFILIATED MONEY MARKET MUTUAL FUND — 19.9%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $28,598,854; includes $4,571,084 of cash collateral received for securities on loan)(b)(w)				28,598,854	28,598,854

	Counterparty	Notional Amount (000)#

OPTIONS PURCHASED*(j)

Call Options
5 Year U.S. Treasury Notes Futures,
expiring 05/23/14, Strike Price $118.25		2,100	21,984
Interest Rate Swap Options,
Receive a fixed rate of 2.00% and pay a floating rate based on 3 month LIBOR, expiring 04/24/14	Barclays Capital Group	3,910	—
Receive a fixed rate of 2.00% and pay a floating rate based on 3 month LIBOR, expiring 04/24/14	Citigroup Global Markets	4,785	—
Receive a fixed rate of 2.00% and pay a floating rate based on 3 month LIBOR, expiring 04/24/14	Citigroup Global Markets	4,785	—
Receive a fixed rate of 3.20% and pay a floating rate based on 3 month LIBOR, expiring 09/12/14	Citigroup Global Markets	860	22,761
Receive a fixed rate of 3.20% and pay a floating rate based on 3 month LIBOR, expiring 09/12/14	Citigroup Global Markets	520	13,762
Receive a fixed rate of 3.20% and pay a floating rate based on 3 month LIBOR, expiring 09/18/14	Citigroup Global Markets	860	22,695

TOTAL OPTIONS PURCHASED (cost $99,452)			81,202

TOTAL SHORT-TERM INVESTMENTS (cost $28,698,306)			28,680,056

TOTAL INVESTMENTS — 108.3% (cost $154,097,598)			155,647,683
Liabilities in excess of other assets(x) — (8.3)%			(11,978,366)

NET ASSETS — 100.0%			$143,669,317

The following abbreviations are used in the Portfolio descriptions:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
AID	Agency for International Development
CDX	Credit Derivative Index
FHLMC	Federal Home Loan Mortgage Corporation
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,460,715; cash collateral of $4,571,084 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2014.
(f)	Indicates a restricted security; the aggregate cost of such securities is $308,080. The aggregate value of $316,566 is approximately 0.2% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(j)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2014.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at March 31, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)(1)
Long Position:
116	10 Year U.S. Treasury Notes	Jun. 2014	$14,349,384	$14,326,000	$(23,384)

Short Positions:
34	2 Year U.S. Treasury Notes	Jun. 2014	7,470,608	7,465,125	5,483
96	5 Year U.S. Treasury Notes	Jun. 2014	11,480,855	11,419,500	61,355
12	U.S. Long Bonds	Jun. 2014	1,596,045	1,598,625	(2,580)

					64,258

					$40,874

(1) The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2014.

Interest rate swap agreements outstanding at March 31, 2014:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
5,000	09/12/14	0.656%	3-month LIBOR(2)	$(10,271)	$—	$(10,271)	Barclays Capital Group
5,800	09/19/14	0.669%	3-month LIBOR(2)	(12,384)	—	(12,384)	JPMorgan Chase
16,470	10/28/14	0.809%	3-month LIBOR(2)	(102,736)	—	(102,736)	Barclays Capital Group
6,240	10/28/14	0.816%	3-month LIBOR(2)	(39,354)	—	(39,354)	Barclays Capital Group
2,820	09/28/15	0.918%	3-month LIBOR(2)	(23,130)	—	(23,130)	Barclays Capital Group
5,685	08/31/16	0.934%	3-month LIBOR(1)	31,146	—	31,146	Credit Suisse First Boston Corp.
32,400	09/12/16	1.154%	3-month LIBOR(2)	(336,596)	—	(336,596)	Barclays Capital Group
7,910	09/28/16	1.238%	3-month LIBOR(2)	(93,494)	—	(93,494)	Barclays Capital Group
3,720	03/06/17	1.123%	3-month LIBOR(2)	(18,856)	—	(18,856)	Barclays Capital Group
9,100	09/25/17	0.820%	3-month LIBOR(2)	124,554	—	124,554	Bank of Nova Scotia
25,000	09/27/17	0.803%	3-month LIBOR(1)	(359,022)	—	(359,022)	Citigroup Global Markets
4,000	10/22/17	0.883%	3-month LIBOR(2)	38,228	—	38,228	Bank of Nova Scotia
4,400	10/26/17	0.861%	3-month LIBOR(1)	(46,785)	—	(46,785)	Credit Suisse First Boston Corp.
6,290	05/15/18	2.318%	3-month LIBOR(1)	265,624	—	265,624	JPMorgan Chase

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2014 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
892	05/17/18	0.989%	3-month LIBOR(2)	$14,956	$—	$14,956	Credit Suisse First Boston Corp.
9,750	07/27/18	2.464%	3-month LIBOR(2)	(410,172)	—	(410,172)	Bank of America
3,270	07/27/18	2.473%	3-month LIBOR(2)	(138,828)	—	(138,828)	Bank of America
9,600	09/06/18	1.704%	3-month LIBOR(2)	(49,579)	—	(49,579)	UBS AG
2,500	10/11/18	1.770%	3-month LIBOR(1)	33,542	—	33,542	JPMorgan Chase
2,640	03/13/19	1.616%	3-month LIBOR(2)	20,734	—	20,734	Barclays Capital Group
4,750	08/08/19	1.271%	3-month LIBOR(2)	154,245	—	154,245	Credit Suisse First Boston Corp.
700	10/02/19	1.291%	3-month LIBOR(1)	(21,252)	—	(21,252)	Barclays Capital Group
2,600	10/29/19	1.376%	3-month LIBOR(2)	72,346	—	72,346	Barclays Capital Group
2,300	04/16/20	1.359%	3-month LIBOR(2)	88,981	—	88,981	JPMorgan Chase
855	10/01/20	2.523%	3-month LIBOR(2)	(25,025)	—	(25,025)	UBS AG
18,255	08/09/21	2.579%	3-month LIBOR(1)	244,908	—	244,908	Morgan Stanley
14,100	08/18/21	2.355%	3-month LIBOR(1)	(46,281)	—	(46,281)	Citigroup Global Markets
13,900	08/24/21	2.253%	3-month LIBOR(1)	(154,582)	—	(154,582)	Bank of America
555	09/06/21	2.223%	3-month LIBOR(1)	(7,969)	—	(7,969)	UBS AG
2,100	09/13/21	2.171%	3-month LIBOR(2)	39,106	—	39,106	Bank of America
28,785	09/27/21	1.933%	3-month LIBOR(1)	(1,059,197)	—	(1,059,197)	Citigroup Global Markets
8,805	10/06/21	1.965%	3-month LIBOR(1)	(230,161)	—	(230,161)	JPMorgan Chase
12,000	10/13/21	2.340%	3-month LIBOR(1)	17,661	—	17,661	UBS AG
4,120	10/14/21	2.405%	3-month LIBOR(1)	25,787	—	25,787	UBS AG
7,875	11/29/21	2.129%	3-month LIBOR(1)	(149,832)	—	(149,832)	JPMorgan Chase
2,045	11/30/21	2.229%	3-month LIBOR(1)	(23,678)	—	(23,678)	JPMorgan Chase
950	12/31/21	2.865%	3-month LIBOR(1)	116,029	—	116,029	Bank of America
3,300	10/25/22	1.801%	3-month LIBOR(1)	(196,148)	—	(196,148)	Credit Suisse First Boston Corp.
10,200	11/15/22	1.639%	3-month LIBOR(2)	764,829	—	764,829	Barclays Capital Group
50,345	06/05/23	2.303%	3-month LIBOR(1)	(1,468,661)	—	(1,468,661)	Citigroup Global Markets
31,300	06/05/23	2.343%	3-month LIBOR(2)	803,209	—	803,209	Barclays Capital Group
670	10/06/26	2.312%	3-month LIBOR(1)	(49,928)	—	(49,928)	JPMorgan Chase
5,970	03/30/27	2.674%	3-month LIBOR(2)	304,927	—	304,927	Bank of Nova Scotia
1,570	08/24/41	3.074%	3-month LIBOR(2)	127,979	—	127,979	Citigroup Global Markets
1,570	08/24/41	3.065%	3-month LIBOR(2)	130,546	—	130,546	Citigroup Global Markets
1,590	09/06/41	3.110%	3-month LIBOR(2)	120,208	—	120,208	UBS AG
1,590	09/06/41	3.028%	3-month LIBOR(2)	144,699	—	144,699	UBS AG
1,560	09/08/41	2.954%	3-month LIBOR(1)	(163,678)	—	(163,678)	Barclays Capital Group
1,200	09/09/41	3.019%	3-month LIBOR(1)	(111,288)	—	(111,288)	Barclays Capital Group
1,720	10/11/41	2.719%	3-month LIBOR(2)	238,047	—	238,047	JPMorgan Chase
1,750	10/17/41	2.905%	3-month LIBOR(1)	(180,885)	—	(180,885)	Barclays Capital Group
1,700	12/12/41	2.685%	3-month LIBOR(1)	(254,745)	—	(254,745)	Citigroup Global Markets
1,610	12/20/41	2.614%	3-month LIBOR(2)	264,024	—	264,024	Citigroup Global Markets
975	12/20/41	2.615%	3-month LIBOR(1)	(159,659)	—	(159,659)	Barclays Capital Group
1,380	02/09/42	2.840%	3-month LIBOR(1)	(173,712)	—	(173,712)	Barclays Capital Group

				$(1,931,573)	$—	$(1,931,573)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
10	02/18/16	0.450%	3-month LIBOR(1)	$150	$(10)	$(160)
5,600	08/06/18	1.693%	3-month LIBOR(1)	—	26,792	26,792
4,000	08/16/18	1.650%	3-month LIBOR(1)	168	10,298	10,130
4,415	08/31/18	1.625%	3-month LIBOR(2)	(8,733)	11,046	19,779
1,850	12/10/18	1.560%	3-month LIBOR(1)	158	(12,484)	(12,642)
2,000	06/12/20	1.818%	3-month LIBOR(1)	—	(41,704)	(41,704)
1,800	06/13/20	1.923%	3-month LIBOR(1)	—	(26,566)	(26,566)
500	08/20/20	2.368%	3-month LIBOR(1)	153	4,582	4,429
6,500	10/22/20	2.113%	3 month LIBOR(2)	189	59,928	59,739
5,250	02/15/21	2.375%	3-month LIBOR(2)	2,838	13,682	10,844

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2014 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements (cont’d.)
570	01/13/22	2.457%	3 month LIBOR(2)	$153	$2,497	$2,344
270	01/22/22	2.785%	3-month LIBOR(2)	152	(5,181)	(5,333)
2,550	06/24/23	2.622%	3-month LIBOR(1)	—	(26,317)	(26,317)
2,380	08/05/23	4.210%	3-month LIBOR(1)	—	28,180	28,180
500	10/25/23	2.653%	3-month LIBOR(2)	154	5,939	5,785
1,075	10/28/23	4.029%	3 month LIBOR(1)	155	2,462	2,307
650	03/31/44	3.474%	3-month LIBOR(1)	161	(8,711)	(8,872)

				$(4,302)	$44,433	$48,735

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

(3) The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2014.

# Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at March 31, 2014:

Reference Entity/Obligation	Termination Date	Notional Amount (000)#(2)	Fixed Rate	Value at Trade Date	Value at March 31, 2014	Unrealized Depreciation(3)
Exchange-traded credit default swaps on credit indices – Buy Protection(1):
CDX.NA.IG.20	06/20/18	2,000	1.000%	$(29,236)	$(39,297)	$(10,061)

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of March 31, 2014.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$14,176,981	$—
Commercial Mortgage-Backed Securities	—	26,069,490	—
Corporate Bonds	—	26,212,577	—
Non-Corporate Foreign Agencies	—	2,779,098	—
Sovereigns	—	8,584,308	—
U.S. Government Agency Obligations	—	4,301,303	—
U.S. Treasury Obligations	—	44,843,870	—
Options Purchased	21,984	59,218	—
Affiliated Money Market Mutual Fund	28,598,854	—	—
Other Financial Instruments*
Futures Contracts	40,874	—	—
Interest Rate Swaps	—	(1,882,838)	—
Credit Default Swaps	—	(10,061)	—

Total	$28,661,712	$125,133,946	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST BOND PORTFOLIO 2022

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 97.0%

ASSET-BACKED SECURITIES — 13.3%

Non-Residential Mortgage-Backed Securities
Ally Auto Receivables Trust, Series 2012-SN1, Class A2	0.510%		12/22/14	62	$61,715
Citibank Credit Card Issuance Trust, Series 2005-C2, Class C2	0.625%	(c)	03/24/17	600	599,726
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	5.650%		09/20/19	100	113,951
Discover Card Execution Note Trust, Series 2012-A3, Class A3	0.860%		11/15/17	2,300	2,310,690
Discover Card Execution Note Trust, Series 2012-A5, Class A5	0.355%	(c)	01/16/18	800	800,522
Ford Credit Auto Owner Trust, Series 2011-B, Class B	2.270%		01/15/17	700	717,678
Ford Credit Auto Owner Trust, Series 2012-B, Class A3	0.720%		12/15/16	344	345,020
Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2	0.535%	(c)	01/15/18	1,600	1,602,086
GE Dealer Floorplan Master Note Trust, Series 2012-4, Class A	0.597%	(c)	10/20/17	1,800	1,804,387
GE Dealer Floorplan Master Note Trust, Series 2013-1, Class A	0.557%	(c)	04/20/18	2,000	2,005,390
GE Equipment Midticket LLC, Series 2012-1, Class A2	0.470%		01/22/15	81	81,006
Honda Auto Receivables Owner Trust, Series 2012-1, Class A3	0.770%		01/15/16	352	352,334
Nissan Master Owner Trust Receivables, Series 2013-A, Class A	0.455%	(c)	02/15/18	2,250	2,252,138
Santander Drive Auto Receivables Trust, Series 2014-1, Class A2B	0.525%	(c)	06/15/17	300	300,109

TOTAL ASSET-BACKED SECURITIES (cost $13,328,707)					13,346,752

COMMERCIAL MORTGAGE-BACKED SECURITIES — 15.1%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class A4	4.668%		07/10/43	1,500	1,547,970
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2	3.061%		12/15/47	750	775,678
Commercial Mortgage Trust, Series 2007-GG9, Class A2	5.381%		03/10/39	460	467,091
FHLMC Multifamily Structured Pass-Through Certificates, Series KSMC, Class A2	2.615%		01/25/23	300	287,294
GS Mortgage Securities Trust, Series 2006-GG6, Class A4	5.553%	(c)	04/10/38	900	961,195
GS Mortgage Securities Trust, Series 2006-GG8, Class A4	5.560%		11/10/39	610	665,433
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A3	2.475%		12/15/47	1,800	1,778,026
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A2	5.800%	(c)	06/15/49	521	520,760
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A5	5.150%	(c)	04/15/30	500	515,615
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4	5.657%	(c)	05/12/39	160	172,523
ML-CFC Commercial Mortgage Trust, Series 2006-1, Class A4	5.467%	(c)	02/12/39	49	52,231

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A2	2.804%		01/10/45	2,280	$2,365,140
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4	5.289%	(c)	12/15/44	2,680	2,837,876
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3	6.011%	(c)	06/15/45	800	873,051
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A2	1.765%		12/15/45	1,280	1,278,742

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $15,394,916)					15,098,625

CORPORATE BONDS — 26.0%

Aerospace & Defense — 0.2%
Precision Castparts Corp., Sr. Unsec’d. Notes	2.500%		01/15/23	235	218,976

Automotive — 0.6%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%		01/16/18	560	564,722

Banking — 6.3%
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22	615	705,605
Bank of America Corp., Sr. Unsec’d. Notes	6.000%		09/01/17	150	170,170
Bank of Nova Scotia (Canada), Covered Notes, 144A	1.650%		10/29/15	500	509,130
Capital One Financial Corp., Sr. Unsec’d. Notes	4.750%		07/15/21	200	219,113
Citigroup, Inc., Sr. Unsec’d. Notes	4.500%		01/14/22	375	397,331
Citigroup, Inc., Sr. Unsec’d. Notes	8.500%		05/22/19	125	159,259
Discover Bank, Sr. Unsec’d. Notes	2.000%		02/21/18	1,085	1,080,100
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	450	498,146
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	275	311,828
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.000%		03/30/22	250	259,631
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.875%		01/14/22	250	273,680
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.250%		09/23/22	405	398,962
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21	200	214,379
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.300%		04/23/19	125	146,960
Morgan Stanley, Sr. Unsec’d. Notes	5.750%		01/25/21	675	773,139
Wells Fargo & Co., Sub. Notes	3.450%		02/13/23	150	145,588

					6,263,021

Cable — 0.9%
Comcast Corp., Gtd. Notes	3.125%		07/15/22	170	168,043
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	3.800%		03/15/22	420	415,606
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%		04/15/19	305	298,284

					881,933

Capital Goods — 1.1%
Honeywell International, Inc., Sr. Unsec’d. Notes	4.250%		03/01/21	100	109,023
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.150%		10/15/21	65	65,546
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.900%		07/12/21	200	211,352
United Technologies Corp., Sr. Unsec’d. Notes	3.100%		06/01/22	565	563,999
Waste Management, Inc., Gtd. Notes	2.600%		09/01/16	40	41,424

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Capital Goods (cont’d.)
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	140	$149,036

				1,140,380

Chemicals — 1.4%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.150%	10/01/22	150	141,677
CF Industries, Inc., Gtd. Notes	7.125%	05/01/20	600	713,374
Dow Chemical Co. (The), Sr. Unsec’d. Notes	3.000%	11/15/22	550	522,803

				1,377,854

Electric — 0.1%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.500%	06/01/21	125	131,039

Energy - Integrated — 1.4%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	1.375%	05/10/18	400	391,568
BP Capital Markets PLC (United Kingdom), Gtd. Notes	1.846%	05/05/17	100	101,560
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.125%	10/01/15	70	72,636
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.245%	05/06/22	300	297,475
BP Capital Markets PLC (United Kingdom), Gtd. Notes	4.500%	10/01/20	105	114,222
Chevron Corp., Sr. Unsec’d. Notes	2.355%	12/05/22	420	394,691

				1,372,152

Energy - Other — 1.5%
Cameron International Corp., Sr. Unsec’d. Notes	3.600%	04/30/22	575	570,832
National Oilwell Varco, Inc., Sr. Unsec’d. Notes	2.600%	12/01/22	560	531,707
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150%	12/15/21	245	258,121
Weatherford International Ltd., Gtd. Notes	5.125%	09/15/20	150	163,226

				1,523,886

Foods — 0.2%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.375%	01/15/20	100	114,798
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	5.375%	02/10/20	104	118,592

				233,390

Healthcare & Pharmaceutical — 1.6%
AbbVie, Inc., Sr. Unsec’d. Notes	2.000%	11/06/18	885	877,628
Actavis, Inc., Sr. Unsec’d. Notes	3.250%	10/01/22	215	206,115
Amgen, Inc., Sr. Unsec’d. Notes	4.100%	06/15/21	100	105,796
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.400%	12/01/21	385	415,942

				1,605,481

Healthcare Insurance — 1.0%
Aetna, Inc., Sr. Unsec’d. Notes	2.750%	11/15/22	575	540,099
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	06/01/21	125	133,379
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.700%	02/15/21	125	137,895
WellPoint, Inc., Sr. Unsec’d. Notes	3.300%	01/15/23	235	225,361

				1,036,734

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance — 2.5%
American International Group, Inc., Sr. Unsec’d. Notes	4.875%	06/01/22	455	$498,235
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%	01/16/18	140	159,987
Lincoln National Corp., Sr. Unsec’d. Notes	4.200%	03/15/22	320	335,324
MetLife, Inc., Sr. Unsec’d. Notes	4.750%	02/08/21	350	389,377
MetLife, Inc., Sr. Unsec’d. Notes	7.717%	02/15/19	125	155,471
Principal Financial Group, Inc., Gtd. Notes	3.125%	05/15/23	525	500,849
Swiss Re Treasury (US) Corp., Gtd. Notes, 144A	2.875%	12/06/22	175	164,933
WR Berkley Corp., Sr. Unsec’d. Notes	4.625%	03/15/22	245	257,304

				2,461,480

Media & Entertainment — 1.4%
Discovery Communications LLC, Gtd. Notes	4.375%	06/15/21	200	211,509
Time Warner, Inc., Gtd. Notes	4.000%	01/15/22	30	31,066
Time Warner, Inc., Gtd. Notes	4.875%	03/15/20	50	55,126
Viacom, Inc., Sr. Unsec’d. Notes	3.125%	06/15/22	465	447,997
Walt Disney Co. (The), Sr. Unsec’d. Notes, MTN	2.350%	12/01/22	645	602,662

				1,348,360

Non-Captive Finance — 0.8%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	3.100%	01/09/23	305	298,458
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	4.625%	01/07/21	45	49,546
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	4.650%	10/17/21	60	65,894
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	6.000%	08/07/19	75	88,047
General Electric Capital Corp., Sub. Notes	5.300%	02/11/21	250	281,187

				783,132

Paper — 0.3%
International Paper Co., Sr. Unsec’d. Notes	4.750%	02/15/22	290	313,562

Pipelines & Other — 1.4%
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	3.500%	09/01/23	385	363,517
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	3.950%	09/01/22	175	174,074
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	600	643,123
Williams Partners LP, Sr. Unsec’d. Notes	4.000%	11/15/21	60	61,006
Williams Partners LP, Sr. Unsec’d. Notes	4.125%	11/15/20	150	155,746

				1,397,466

Railroads — 0.4%
Canadian Pacific Railway Ltd. (Canada), Sr. Unsec’d. Notes	4.500%	01/15/22	200	212,472
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.900%	06/15/19	150	173,833

				386,305

Real Estate Investment Trusts (REITs) — 0.1%
Simon Property Group LP, Sr. Unsec’d. Notes	2.800%	01/30/17	65	67,749

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)
Simon Property Group LP, Sr. Unsec’d. Notes	6.125%	05/30/18	65	$75,613

				143,362

Retailers — 1.1%
Costco Wholesale Corp., Sr. Unsec’d. Notes	1.125%	12/15/17(h)	1,020	1,005,957
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.250%	04/15/21	100	108,969

				1,114,926

Technology — 0.3%
Apple, Inc., Sr. Unsec’d. Notes	2.400%	05/03/23	285	264,274

Telecommunications — 1.4%
America Movil SAB de CV (Mexico), Gtd. Notes	2.375%	09/08/16	210	216,090
AT&T, Inc., Sr. Unsec’d. Notes	3.875%	08/15/21	305	318,114
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%	11/01/21	200	201,397
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.150%	09/15/23	630	689,421

				1,425,022

Tobacco
Altria Group, Inc., Gtd. Notes	9.700%	11/10/18	33	43,316

TOTAL CORPORATE BONDS (cost $25,800,220)				26,030,773

NON-CORPORATE FOREIGN AGENCIES — 3.8%
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes, MTN	1.750%	09/11/18	840	844,074
Caisse d’Amortissement de la Dette Sociale (France), Sr. Unsec’d. Notes, 144A	2.375%	03/31/16	370	382,943
Export Development Canada (Canada), Sr. Unsec’d. Notes	1.500%	10/03/18	1,030	1,021,812
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	1.125%	05/23/18	1,118	1,094,209
Statoil ASA (Norway), Gtd. Notes	2.450%	01/17/23	440	412,480

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $3,779,509)				3,755,518

SOVEREIGNS — 6.8%
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	0.500%	03/21/16	850	850,102
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN, RegS	2.875%	09/15/14	1,100	1,112,267
Canada Government International Bond (Canada), Sr. Unsec’d. Notes	0.875%	02/14/17	100	99,945
Canada Government International Bond (Canada), Sr. Unsec’d. Notes	1.625%	02/27/19	165	163,911
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, 144A	0.625%	05/22/15	720	722,494
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, MTN, 144A	0.375%	04/25/16	200	199,338
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	1.125%	05/02/17	500	501,330
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	2.250%	03/17/16	680	702,766

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate		Maturity Date		Principal Amount (000)#	Value

SOVEREIGNS (Continued)
Kingdom of Sweden (Sweden), Sr. Unsec’d. Notes, MTN, RegS	0.375%		05/18/15		$1,210	$1,211,038
Netherlands Government Bond (Netherlands), Sr. Unsec’d. Notes, 144A	0.250%		09/12/15		710	707,132
Spain Government International Bond (Spain), Sr. Unsec’d. Notes, MTN, 144A	4.000%		03/06/18		500	527,455

TOTAL SOVEREIGNS (cost $6,828,398)						6,797,778

U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.2%
Federal Farm Credit Bank	1.625%		11/19/14		500	504,787
Federal Home Loan Mortgage Corp.	1.750%		05/30/19		610	604,492
Federal Home Loan Mortgage Corp.	2.375%		01/13/22		330	323,231
Federal National Mortgage Assoc	0.875%		05/21/18	(h)	1,120	1,089,697
Federal National Mortgage Assoc	1.875%		02/19/19		580	581,835
Financing Corp., Strips Principal, Series 4P, Debs	1.398%	(s)	10/06/17		960	910,062
Financing Corp., Strips Principal, Series D-P, Sec’d. Notes	2.842%	(s)	09/26/19		2,185	1,917,305
Hashemite Kingdom of Jordan Government AID Bond, Gov’t. Gtd. Notes	2.503%		10/30/20		295	294,547
Israel Government AID Bond, Gov’t. Gtd. Notes	2.427%	(s)	03/15/22		170	133,793
Israel Government AID Bond, Gov’t. Gtd. Notes	5.500%		09/18/23-12/04/23		400	473,854
Resolution Funding Corp., Interest Strips, Bonds	4.496%	(s)	01/15/22		1,700	1,359,811

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $7,846,570)						8,193,414

U.S. TREASURY OBLIGATIONS — 23.8%
U.S. Treasury Notes	0.625%		04/30/18		880	852,431
U.S. Treasury Notes	1.375%		06/30/18	(h)	9,720	9,674,433
U.S. Treasury Notes	1.500%		12/31/18-02/28/19		12,240	12,141,419
U.S. Treasury Notes	2.750%		02/15/24		85	85,186
U.S. Treasury Strips Coupon	2.171%	(s)	02/15/22	(k)	830	676,496
U.S. Treasury Strips Principal	6.900%	(s)	02/15/44		1,195	389,930

TOTAL U.S. TREASURY OBLIGATIONS (cost $23,893,387)						23,819,895

TOTAL LONG-TERM INVESTMENTS (cost $96,871,707)						97,042,755

					Shares

SHORT-TERM INVESTMENTS — 2.4%

AFFILIATED MONEY MARKET MUTUAL FUND — 2.3%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $2,303,521)(w)					2,303,521	2,303,521

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Counterparty	Notional Amount (000)#	Value

OPTIONS PURCHASED*(j) — 0.1%

Call Options
5 Year U.S. Treasury Notes Futures,
expiring 05/23/14, Strike Price $118.25		1,500	$15,703
Interest Rate Swap Options,
Receive a fixed rate of 2.00% and pay a floating rate based on 3 month LIBOR, expiring 04/24/14	Barclays Capital Group	4,070	—
Receive a fixed rate of 2.00% and pay a floating rate based on 3 month LIBOR, expiring 04/24/14	Citibank Global Markets	4,990	—
Receive a fixed rate of 2.00% and pay a floating rate based on 3 month LIBOR, expiring 04/24/14	Citibank Global Markets	4,990	—
Receive a fixed rate of 3.20% and pay a floating rate based on 3 month LIBOR, expiring 09/12/14	Citigroup Global Markets	680	17,997
Receive a fixed rate of 3.20% and pay a floating rate based on 3 month LIBOR, expiring 09/12/14	Citigroup Global Markets	410	10,851
Receive a fixed rate of 3.20% and pay a floating rate based on 3 month LIBOR, expiring 09/18/14	Citigroup Global Markets	680	17,945

TOTAL OPTIONS PURCHASED (cost $80,464)			62,496

TOTAL SHORT-TERM INVESTMENTS (cost $2,383,985)			2,366,017

TOTAL INVESTMENTS — 99.4% (cost $99,255,692)			99,408,772
Other assets in excess of liabilities(x) — 0.6%			609,395

NET ASSETS — 100.0%			$100,018,167

The following abbreviations are used in the Portfolio descriptions:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
AID	Agency for International Development
CDX	Credit Derivative Index
FHLMC	Federal Home Loan Mortgage Corporation
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2014.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(j)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2014.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Futures contracts open at March 31, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions:
35	90 Day Euro Dollar	Jun. 2014	$8,728,195	$8,728,562	$367
231	5 Year U.S. Treasury Notes	Jun. 2014	27,556,817	27,478,172	(78,645)

					(78,278)

Short Positions:
27	2 Year U.S. Treasury Notes	Jun. 2014	5,932,493	5,928,188	4,305
163	10 Year U.S Treasury Notes	Jun. 2014	20,257,144	20,130,500	126,644
114	U.S. Long Bonds	Jun. 2014	15,050,651	15,186,938	(136,287)
12	U.S. Ultra Bonds	Jun. 2014	1,706,707	1,733,625	(26,918)

					(32,256)

					$(110,534)

(1) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2014.

Interest rate swap agreements outstanding at March 31, 2014:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
7,855	08/27/14	0.630%	3 month LIBOR(2)	$(14,821)	$—	$(14,821)	Barclays Capital Group
7,855	08/28/14	0.630%	3 month LIBOR(2)	(14,780)	—	(14,780)	Barclays Capital Group
1,400	09/19/14	0.669%	3 month LIBOR(2)	(2,989)	—	(2,989)	JPMorgan Chase
20,000	08/29/15	0.531%	3 month LIBOR(2)	(55,183)	—	(55,183)	Bank of Nova Scotia
4,950	09/28/15	0.491%	3 month LIBOR(1)	5,946	—	5,946	Credit Suisse First Boston Corp.
4,665	08/31/16	0.934%	3 month LIBOR(1)	25,558	—	25,558	Credit Suisse First Boston Corp.
18,640	11/30/16	0.936%	3 month LIBOR(2)	(97,469)	—	(97,469)	JPMorgan Chase
18,640	11/30/16	0.935%	3 month LIBOR(2)	(97,102)	—	(97,102)	JPMorgan Chase
10,000	12/02/16	1.310%	3 month LIBOR(2)	(162,793)	—	(162,793)	Barclays Capital Group
4,900	10/26/17	0.861%	3 month LIBOR(1)	(52,101)	—	(52,101)	Credit Suisse First Boston Corp.
270	05/15/18	2.318%	3 month LIBOR(1)	11,402	—	11,402	JPMorgan Chase
1,118	05/17/18	0.989%	3 month LIBOR(2)	18,746	—	18,746	Credit Suisse First Boston Corp.
51,000	05/31/18	1.218%	3 month LIBOR(1)	(394,789)	—	(394,789)	Barclays Capital Group
1,800	09/02/18	1.812%	3 month LIBOR(2)	(18,441)	—	(18,441)	Bank of America
5,300	02/21/19	1.642%	3 month LIBOR(2)	26,293	—	26,293	JPMorgan Chase
4,000	08/08/19	1.271%	3 month LIBOR(2)	129,890	—	129,890	Credit Suisse First Boston Corp.
19,500	08/29/19	1.299%	3 month LIBOR(2)	639,768	—	639,768	Bank of Nova Scotia
2,950	10/02/19	1.188%	3 month LIBOR(2)	107,339	—	107,339	Bank of Nova Scotia
3,200	10/11/19	1.220%	3 month LIBOR(2)	112,942	—	112,942	Bank of Nova Scotia
17,400	10/29/19	1.376%	3 month LIBOR(2)	484,160	—	484,160	Barclays Capital Group
8,100	12/03/19	1.179%	3 month LIBOR(2)	344,186	—	344,186	Bank of Nova Scotia
4,500	12/12/19	1.153%	3 month LIBOR(2)	201,630	—	201,630	Bank of Nova Scotia
50,000	02/25/20	1.483%	3 month LIBOR(2)	1,659,962	—	1,659,962	Bank of Nova Scotia
1,100	04/16/20	1.359%	3 month LIBOR(2)	42,556	—	42,556	JPMorgan Chase
5,400	04/18/20	1.346%	3 month LIBOR(2)	214,790	—	214,790	JPMorgan Chase
100	07/28/21	3.085%	3 month LIBOR(1)	5,052	—	5,052	Bank of America
1,025	08/19/21	2.280%	3 month LIBOR(2)	8,874	—	8,874	Bank of America
3,000	08/24/21	2.252%	3 month LIBOR(1)	(33,363)	—	(33,363)	Bank of America
2,900	09/06/21	2.265%	3 month LIBOR(2)	32,943	—	32,943	UBS AG
500	09/13/21	2.171%	3 month LIBOR(2)	9,311	—	9,311	Bank of America
10,695	09/27/21	1.932%	3 month LIBOR(1)	(393,542)	—	(393,542)	Citigroup Global Markets
920	10/06/21	2.060%	3 month LIBOR(2)	17,468	—	17,468	UBS AG
16,300	10/13/21	2.340%	3 month LIBOR(1)	23,989	—	23,989	UBS AG
4,985	10/14/21	2.405%	3 month LIBOR(1)	31,201	—	31,201	UBS AG
13,565	11/29/21	2.129%	3 month LIBOR(1)	(258,092)	—	(258,092)	JPMorgan Chase
8,950	11/30/21	2.229%	3 month LIBOR(1)	(103,626)	—	(103,626)	JPMorgan Chase
4,850	01/31/22	2.038%	3 month LIBOR(1)	(157,659)	—	(157,659)	Citigroup Global Markets
1,145	02/21/22	2.105%	3 month LIBOR(2)	33,870	—	33,870	JPMorgan Chase

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2014 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
765	02/21/22	2.100%	3 month LIBOR(2)	$22,916	$—	$22,916	JPMorgan Chase
1,160	02/23/22	2.117%	3 month LIBOR(2)	33,495	—	33,495	JPMorgan Chase
28,400	03/19/22	2.389%	3 month LIBOR(1)	(324,271)	—	(324,271)	Bank of Nova Scotia
3,100	03/23/22	2.368%	3 month LIBOR(1)	(41,295)	—	(41,295)	Citigroup Global Markets
2,650	05/15/22	1.988%	3 month LIBOR(2)	97,945	—	97,945	JPMorgan Chase
15,000	05/21/22	1.892%	3 month LIBOR(1)	(677,243)	—	(677,243)	Bank of Nova Scotia
12,300	06/07/22	1.771%	3 month LIBOR(1)	(692,747)	—	(692,747)	Bank of Nova Scotia
9,900	10/25/22	1.801%	3 month LIBOR(1)	(588,443)	—	(588,443)	Credit Suisse First Boston Corp.
4,015	12/31/22	3.510%	3 month LIBOR(1)	690,485	—	690,485	Citigroup Global Markets
3,500	12/31/22	4.063%	3 month LIBOR(1)	898,404	—	898,404	Citigroup Global Markets
2,500	12/31/22	3.843%	3 month LIBOR(1)	591,028	—	591,028	JPMorgan Chase
3,565	02/14/23	2.069%	3 month LIBOR(1)	(173,373)	—	(173,373)	Bank of Nova Scotia
3,000	06/05/23	2.299%	3 month LIBOR(1)	(88,543)	—	(88,543)	Citigroup Global Markets
4,445	10/05/26	2.410%	3 month LIBOR(1)	(281,362)	—	(281,362)	Barclays Capital Group
3,830	10/06/26	2.312%	3 month LIBOR(1)	(285,410)	—	(285,410)	JPMorgan Chase
27,700	11/30/26	2.550%	3 month LIBOR(1)	(1,465,132)	—	(1,465,132)	JPMorgan Chase
1,350	12/21/26	2.388%	3 month LIBOR(2)	99,719	—	99,719	Barclays Capital Group
1,000	02/23/27	2.540%	3 month LIBOR(2)	62,950	—	62,950	Barclays Capital Group
2,700	04/19/27	2.552%	3 month LIBOR(2)	147,371	—	147,371	Barclays Capital Group
4,500	07/12/27	2.065%	3 month LIBOR(2)	539,276	—	539,276	Barclays Capital Group
345	09/06/41	3.110%	3 month LIBOR(2)	26,083	—	26,083	UBS AG
345	09/06/41	3.028%	3 month LIBOR(2)	31,397	—	31,397	UBS AG
360	09/08/41	2.954%	3 month LIBOR(1)	(37,772)	—	(37,772)	Barclays Capital Group
100	09/09/41	3.019%	3 month LIBOR(1)	(9,274)	—	(9,274)	Barclays Capital Group
590	10/11/41	2.719%	3 month LIBOR(2)	81,656	—	81,656	JPMorgan Chase
630	10/17/41	2.905%	3 month LIBOR(1)	(65,119)	—	(65,119)	Barclays Capital Group
680	12/20/41	2.615%	3 month LIBOR(1)	(111,352)	—	(111,352)	Barclays Capital Group
515	01/10/42	2.718%	3 month LIBOR(1)	(75,480)	—	(75,480)	Barclays Capital Group
1,060	01/12/42	2.773%	3 month LIBOR(2)	144,477	—	144,477	Citigroup Global Markets
860	02/09/42	2.840%	3 month LIBOR(1)	(108,255)	—	(108,255)	Barclays Capital Group

				$773,257	$—	$773,257

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
1,000	08/06/18	1.692%	3 month LIBOR(1)	$—	$4,784	$4,784
3,920	08/31/18	1.625%	3 month LIBOR(2)	(9,101)	9,807	18,908
1,700	10/22/20	2.113%	3 month LIBOR(2)	160	15,673	15,513
3,000	12/05/20	2.210%	3 month LIBOR(1)	168	(15,241)	(15,409)
5,350	02/15/21	2.375%	3 month LIBOR(2)	2,430	13,943	11,513
260	01/22/22	2.785%	3 month LIBOR(2)	151	(4,989)	(5,140)
2,415	08/05/23	4.210%	3 month LIBOR(1)	161	28,594	28,433
550	08/16/23	2.891%	3 month LIBOR(1)	43	5,984	5,941
150	08/21/23	3.031%	3 month LIBOR(1)	36	3,414	3,378
660	10/25/23	2.653%	3 month LIBOR(2)	67	7,840	7,773
1,080	10/28/23	4.029%	3 month LIBOR(1)	155	2,473	2,318
600	10/28/23	2.638%	3 month LIBOR(2)	155	8,011	7,856
1,450	02/06/24	2.761%	3 month LIBOR(2)	162	8,602	8,440
250	03/31/44	3.474%	3 month LIBOR(1)	154	(3,350)	(3,504)

				$(5,259)	$85,545	$90,804

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2014.

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

# Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at March 31, 2014:

Reference Entity/Obligation	Termination Date	Notional Amount (000)#(2)	Fixed Rate	Value at Trade Date	Value at March 31, 2014	Unrealized Depreciation(3)
Exchange-traded credit default swaps – Buy Protection(1):
CDX.NA.IG.20	06/20/18	2,000	1.000%	$(29,236)	$(39,297)	$(10,061)
CDX.NA.IG.22	06/20/19	2,500	1.000%	(38,198)	(38,319)	(121)

				$(67,434)	$(77,616)	$(10,182)

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of March 31, 2014

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$13,346,752	$—
Commercial Mortgage-Backed Securities	—	15,098,625	—
Corporate Bonds	—	26,030,773	—
Non-Corporate Foreign Agencies	—	3,755,518	—
Sovereigns	—	6,797,778	—
U.S. Government Agency Obligations	—	8,193,414	—
U.S. Treasury Obligations	—	23,819,895	—
Affiliated Money Market Mutual Fund	2,303,521	—	—
Options Purchased	15,703	46,793	—
Other Financial Instruments*
Futures Contracts	(110,534)	—	—
Interest Rate Swaps	—	864,061	—
Credit Default Swaps	—	(10,182)	—

Total	$2,208,690	$97,943,427	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST BOND PORTFOLIO 2023

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

LONG-TERM INVESTMENTS — 99.9%

ASSET-BACKED SECURITIES — 14.3%

Non-Residential Mortgage-Backed Securities
Ally Auto Receivables Trust, Series 2012-1, Class A3	0.930%		02/15/16	24	$23,889
Ally Auto Receivables Trust, Series 2012-4, Class A2	0.480%		05/15/15	63	62,922
Ally Auto Receivables Trust, Series 2012-SN1, Class A2	0.510%		12/20/14	9	9,495
American Express Credit Account Master Trust, Series 2008-6, Class A	1.355	%(c)	02/15/18	1,210	1,226,906
American Express Credit Account Master Trust, Series 2012-3, Class A	0.305	%(c)	03/15/18	400	399,944
American Express Credit Account Master Trust, Series 2013-1, Class A	0.575	%(c)	02/16/21	4,300	4,318,757
AmeriCredit Automobile Receivables Trust, Series 2013-4, Class A2	0.740%		11/08/16	1,890	1,892,593
Bank of America Auto Trust, Series 2012-1, Class A3	0.780%		06/15/16	59	58,617
Bank of America Credit Card Trust, Series 2006-A7, Class A7	0.195	%(c)	12/15/16	1,000	999,882
CarMax Auto Owner Trust, Series 2012-1, Class A3	0.890%		09/15/16	35	35,348
CarMax Auto Owner Trust, Series 2013-3, Class A2	0.590%		08/15/16	3,360	3,364,045
Chase Issuance Trust, Series 2007-C1, Class C1	0.615	%(c)	04/15/19	3,500	3,468,728
Chase Issuance Trust, Series 2012-A3, Class A3	0.790%		06/15/17	2,300	2,309,087
Chase Issuance Trust, Series 2012-A7, Class A7	2.160%		09/15/24	2,000	1,855,084
Chase Issuance Trust, Series 2014-A1, Class A1	1.150%		01/15/19	3,200	3,199,968
Citibank Credit Card Issuance Trust, Series 2005-C2, Class C2	0.625	%(c)	03/24/17	2,630	2,628,801
Citibank Credit Card Issuance Trust, Series 2008-A2, Class A2	1.305	%(c)	01/23/20	1,900	1,958,765
Citibank Credit Card Issuance Trust, Series 2013-A2, Class A2	0.435	%(c)	05/24/18	1,000	999,429
Citibank Credit Card Issuance Trust, Series 2014-A2, Class A2	1.020%		02/22/19	3,000	2,984,793
Discover Card Execution Note Trust, Series 2012-A3, Class A3	0.860%		11/15/17	435	437,022
Discover Card Execution Note Trust, Series 2012-A5, Class A5	0.355	%(c)	01/15/18	537	537,351
Discover Card Execution Note Trust, Series 2013-A3, Class A3	0.335	%(c)	10/15/18	1,000	999,645
Enterprise Fleet Financing LLC, Series 2013-2, Class A2, 144A	1.060%		03/20/19	2,000	2,006,388
Fifth Third Auto Trust, Series 2013-1, Class A2	0.590%		03/15/16	2,000	2,001,884
Ford Credit Auto Owner Trust, Series 2011-B, Class B	2.270%		01/15/17	300	307,576
Ford Credit Auto Owner Trust, Series 2012-B, Class A3	0.720%		12/15/16	69	69,004
Ford Credit Auto Owner Trust, Series 2012-D, Class A3	0.510%		04/15/17	700	700,433
Ford Credit Auto Owner Trust, Series 2013-C, Class A2	0.550%		04/15/16	2,470	2,472,270
Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2	0.535	%(c)	01/15/18	500	500,652
GE Dealer Floorplan Master Note Trust, Series 2012-4, Class A	0.597	%(c)	10/20/17	500	501,218

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
GE Dealer Floorplan Master Note Trust, Series 2013-1, Class A	0.557	%(c)	04/20/18	800	$802,156
GE Equipment Midticket LLC, Series 2012-1, Class A2	0.470%		01/22/15	14	13,501
GE Equipment Small Ticket LLC, Series 2013-1A, Class A2, 144A	0.730%		01/25/16	3,400	3,406,433
Honda Auto Receivables Owner Trust, Series 2012-1, Class A3	0.770%		01/15/16	32	32,030
Honda Auto Receivables Owner Trust, Series 2013-2, Class A3	0.530%		02/16/17	800	800,728
Honda Auto Receivables Owner Trust, Series 2013-3, Class A3	0.770%		05/15/17	1,900	1,907,138
MBNA Credit Card Master Note Trust, Series 2004-C2, Class C2	1.055	%(c)	11/15/16	2,000	2,002,180
Mercedes-Benz Auto Lease Trust, Series 2013-A, Class A2	0.490%		06/15/15	669	669,631
Mercedes-Benz Auto Receivables Trust (Germany), Series 2013-1, Class A2	0.500%		03/15/16	3,271	3,273,120
MMAF Equipment Finance LLC, Series 2013-AA, Class A2, 144A	0.690%		05/09/16	2,000	2,002,710
Nissan Auto Receivables Owner Trust, Series 2012-A, Class A3	0.730%		05/15/16	36	35,652
Nissan Auto Receivables Owner Trust, Series 2013-B, Class A2	0.520%		04/15/16	3,167	3,169,408
Nissan Master Owner Trust Receivables, Series 2013-A, Class A	0.455	%(c)	02/15/18	775	775,736
Santander Drive Auto Receivables Trust, Series 2013-4, Class A2	0.890%		09/15/16	772	773,748
Santander Drive Auto Receivables Trust, Series 2014-1, Class A2B	0.525	%(c)	06/15/17	1,600	1,600,582
Volkswagen Auto Lease Trust, Series 2013-A, Class A2A	0.630%		12/20/15	3,163	3,166,528
World Omni Auto Receivables Trust, Series 2012-B, Class A2	0.430%		11/15/15	113	113,310

TOTAL ASSET-BACKED SECURITIES (cost $66,868,648)					66,875,087

COMMERCIAL MORTGAGE-BACKED SECURITIES — 21.2%
Banc of America Commercial Mortgage Trust, Series 2006-2, Class A4	5.731	%(c)	05/10/45	700	757,594
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A3	5.369%		10/10/45	50	51,194
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class A4	4.668%		07/10/43	5,603	5,782,184
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PW10, Class A4	5.405	%(c)	12/11/40	60	62,953
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A3	5.736%		06/11/50	44	45,656
CD Commercial Mortgage Trust, Series 2006-CD3, Class A5	5.617%		10/15/48	100	108,297
Commercial Mortgage Trust, Series 2005-GG3, Class A4	4.799	%(c)	08/10/42	7,635	7,762,703
Commercial Mortgage Trust, Series 2005-GG5, Class A5	5.224	%(c)	04/10/37	14,138	14,819,706
Commercial Mortgage Trust, Series 2013-CR6, Class A2	2.122%		03/10/46	3,100	3,120,138

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage Trust, Series 2013-CR8, Class A2	2.367%		06/10/46	6,900	$6,977,728
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class A4	5.014	%(c)	02/15/38	7,712	7,877,911
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class A4	5.100	%(c)	08/15/38	627	651,512
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class A2	3.531%		06/25/20	50	52,585
FHLMC Multifamily Structured Pass-Through Certificates, Series K012, Class A2	4.186	%(c)	12/25/20	1,060	1,150,425
FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2	3.320	%(c)	02/25/23	4,000	4,055,180
FHLMC Multifamily Structured Pass-Through Certificates, Series KSMC, Class A2	2.615%		01/25/23	1,900	1,819,526
GS Mortgage Securities Trust, Series 2006-GG6, Class A4	5.553	%(c)	04/10/38	130	138,839
GS Mortgage Securities Trust, Series 2006-GG8, Class A4	5.560%		11/10/39	1,520	1,658,128
GS Mortgage Securities Trust Corp. II, Series 2005-GG4, Class A4A	4.751%		07/10/39	3,562	3,661,842
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A3	3.272%		07/15/45	2,500	2,543,412
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4	5.240	%(c)	12/15/44	11,450	12,085,944
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2	5.800	%(c)	06/15/49	52	52,076
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A3	5.960	%(c)	02/15/51	27	27,004
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A3	2.475%		12/15/47	600	592,675
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C13, Class A2	2.665%		01/15/46	5,400	5,509,652
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A4	5.047	%(c)	07/12/38	2,225	2,322,580
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4	5.687	%(c)	05/12/39	150	161,741
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class A4	5.868	%(c)	06/12/46	300	326,019
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A3	5.172%		12/12/49	750	807,471
Morgan Stanley Capital I Trust, Series 2005-IQ9, Class A5	4.700%		07/15/56	45	46,045
Morgan Stanley Capital I Trust, Series 2012-C4, Class A2	2.111%		03/15/45	8,100	8,242,600
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	3.058%		05/10/63	155	156,950
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A2	2.804%		01/10/45	1,000	1,037,342
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4	5.289	%(c)	12/15/44	1,000	1,058,909
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A5	5.416	%(c)	01/15/45	500	537,226
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A5	5.722	%(c)	05/15/43	300	326,936
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4	5.572%		10/15/48	471	511,564
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	5.308%		11/15/48	1,538	1,673,875

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4	5.934	%(c)	02/15/51	100	$109,563
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A2	1.765%		12/15/45	500	499,508

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $100,434,048)					99,183,193

CORPORATE BONDS — 18.0%

Aerospace & Defense
Precision Castparts Corp., Sr. Unsec’d. Notes	2.500%		01/15/23	75	69,886

Automotive — 0.4%
Cummins, Inc., Sr. Unsec’d. Notes	3.650%		10/01/23	455	461,284
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%		01/16/18	200	201,686
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	8.125%		01/15/20	800	1,008,796

					1,671,766

Banking — 7.6%
American Express Co., Sr. Unsec’d. Notes	2.650%		12/02/22(h)	2,285	2,170,783
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22	700	803,128
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.300%		01/11/23	2,210	2,130,637
Bank of Nova Scotia (Canada), Covered Bonds, 144A	1.650%		10/29/15	4,895	4,984,383
Bank of Nova Scotia (Canada), Covered Bonds, 144A	2.150%		08/03/16	8,650	8,923,946
Citigroup, Inc., Sr. Unsec’d. Notes	3.375%		03/01/23	1,660	1,605,295
Citigroup, Inc., Sub. Notes	5.500%		09/13/25	1,010	1,075,851
Discover Bank, Sr. Unsec’d. Notes	2.000%		02/21/18	600	597,290
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	750	850,439
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	5.375%		03/15/20	3,525	3,932,976
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.000%		03/30/22	100	103,852
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.875%		01/14/22	50	54,736
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.250%		09/23/22	775	763,446
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%		01/24/22	50	53,904
JPMorgan Chase & Co., Sub. Notes	3.375%		05/01/23(h)	2,840	2,688,398
Morgan Stanley, Sr. Unsec’d. Notes	5.750%		01/25/21	325	372,252
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.500%		07/28/21	425	480,195
Morgan Stanley, Sub. Notes	4.875%		11/01/22	1,690	1,775,825
Morgan Stanley, Sub. Notes, MTN	4.100%		05/22/23	1,475	1,460,048
PNC Bank NA, Sub. Notes	2.950%		01/30/23	250	237,356
Wells Fargo & Co., Sub. Notes	3.450%		02/13/23	370	359,117

					35,423,857

Cable — 0.4%
Comcast Corp., Gtd. Notes	3.125%		07/15/22	50	49,425
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	3.800%		03/15/22	50	49,477
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%		04/15/19	175	171,146
NBCUniversal Media LLC, Gtd. Notes	2.875%		01/15/23	1,665	1,608,362

					1,878,410

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

CORPORATE BONDS (Continued)

Capital Goods
John Deere Capital Corp., Sr. Unsec’d. Notes	2.800%	01/27/23	50	$47,824

Chemicals — 1.2%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.150%	10/01/22	15	14,168
CF Industries, Inc., Gtd. Notes	7.125%	05/01/20	175	208,067
Dow Chemical Co. (The), Sr. Unsec’d. Notes	3.000%	11/15/22	150	142,583
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%	11/15/20	3,620	3,829,098
EI du Pont de Nemours & Co., Sr. Unsec’d. Notes	4.625%	01/15/20	669	737,447
LYB International Finance BV (Netherlands), Gtd. Notes	4.000%	07/15/23	645	657,799

				5,589,162

Electric — 0.3%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	3.625%	06/15/23	1,535	1,484,738

Energy - Integrated — 0.8%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	1.375%	05/10/18	345	337,728
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.245%	05/06/22	50	49,579
BP Capital Markets PLC (United Kingdom), Gtd. Notes	4.500%	10/01/20	2,000	2,175,648
Chevron Corp., Sr. Unsec’d. Notes	2.355%	12/05/22	135	126,865
Chevron Corp., Sr. Unsec’d. Notes	2.427%	06/24/20(h)	235	233,321
Chevron Corp., Sr. Unsec’d. Notes	3.191%	06/24/23(h)	275	271,666
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.100%	06/01/18	275	317,634

				3,512,441

Energy - Other — 0.5%
Cameron International Corp., Sr. Unsec’d. Notes	3.600%	04/30/22	350	347,463
National Oilwell Varco, Inc., Sr. Unsec’d. Notes	2.600%	12/01/22	295	280,095
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150%	12/15/21	550	579,455
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	7.500%	01/15/20	800	975,460
Weatherford International Ltd., Gtd. Notes	5.125%	09/15/20	50	54,409

				2,236,882

Foods
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	2.500%	07/15/22	80	75,535

Healthcare & Pharmaceutical — 1.4%
AbbVie, Inc., Sr. Unsec’d. Notes	2.000%	11/06/18	325	322,293
Actavis, Inc., Sr. Unsec’d. Notes	3.250%	10/01/22	25	23,967
Amgen, Inc., Sr. Unsec’d. Notes	3.625%	05/15/22	50	50,721
Baxter International, Inc., Sr. Unsec’d. Notes	3.200%	06/15/23	925	902,277
Merck & Co., Inc., Sr. Unsec’d. Notes	2.800%	05/18/23	3,420	3,248,614
Mylan, Inc., Gtd. Notes.	1.800%	06/24/16	225	228,152
Pfizer, Inc., Sr. Unsec’d. Notes	3.000%	06/15/23(h)	1,645	1,595,319

				6,371,343

Healthcare Insurance — 0.3%
Aetna, Inc., Sr. Unsec’d. Notes	2.750%	11/15/22	175	164,378
Aetna, Inc., Sr. Unsec’d. Notes	3.950%	09/01/20	1,350	1,425,758

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

CORPORATE BONDS (Continued)

Healthcare Insurance (cont’d.)
WellPoint, Inc., Sr. Unsec’d. Notes	3.300%	01/15/23	25	$23,975

				1,614,111

Insurance — 1.8%
Allstate Corp. (The), Sr. Unsec’d. Notes	3.150%	06/15/23	740	726,938
American International Group, Inc., Sr. Unsec’d. Notes	4.875%	06/01/22	2,700	2,956,559
American International Group, Inc., Sr. Unsec’d. Notes	6.400%	12/15/20	1,000	1,191,442
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	5.125%	04/15/22	1,300	1,446,384
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.250%	06/15/23	500	507,423
Lincoln National Corp., Sr. Unsec’d. Notes	4.850%	06/24/21	1,400	1,532,349
Principal Financial Group, Inc., Gtd. Notes	3.125%	05/15/23	150	143,100
Principal Financial Group, Inc., Gtd. Notes	3.300%	09/15/22	20	19,488
Swiss Re Treasury (US) Corp., Gtd. Notes, 144A	2.875%	12/06/22	55	51,837

				8,575,520

Media & Entertainment — 0.2%
21st Century Fox America, Inc., Gtd. Notes	4.000%	10/01/23	745	758,306
Viacom, Inc., Sr. Unsec’d. Notes	3.125%	06/15/22	50	48,172
Walt Disney Co. (The), Sr. Unsec’d. Notes, MTN	2.350%	12/01/22	210	196,216

				1,002,694

Non-Captive Finance — 0.8%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	3.100%	01/09/23	3,665	3,586,386
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	4.650%	10/17/21	5	5,491

				3,591,877

Pipelines & Other — 0.2%
Enterprise Products Operating LLC, Gtd. Notes	3.350%	03/15/23	500	487,717
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	3.500%	09/01/23	350	330,470
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	215	230,452

				1,048,639

Retailers — 0.1%
Costco Wholesale Corp., Sr. Unsec’d. Notes	1.125%	12/15/17	530	522,703

Road & Rail — 0.5%
United Parcel Service, Inc., Sr. Unsec’d. Notes	5.125%	04/01/19	2,250	2,550,386

Technology — 0.6%
Apple, Inc., Sr. Unsec’d. Notes	2.400%	05/03/23	2,310	2,142,012
Oracle Corp., Sr. Unsec’d. Notes	3.625%	07/15/23	630	637,951

				2,779,963

Telecommunications — 0.9%
AT&T, Inc., Sr. Unsec’d. Notes	3.000%	02/15/22	50	48,546

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.150%	09/15/23	3,720	$4,070,867

				4,119,413

TOTAL CORPORATE BONDS (cost $84,190,119)				84,167,150

NON-CORPORATE FOREIGN AGENCIES — 4.7%
African Development Bank (Supranational Bank), Sr. Unsec’d. Notes	3.000%	05/27/14	2,624	2,635,231
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes, MTN	1.750%	09/11/18	4,360	4,381,146
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes, MTN	4.250%	10/20/14	150	153,356
Caisse d’Amortissement de la Dette Sociale (France), Sr. Unsec’d. Notes, MTN	3.500%	07/01/14	127	128,002
European Bank for Reconstruction & Development (Supranational Bank), Sr. Unsec’d. Notes, MTN	5.000%	05/19/14	137	137,786
European Investment Bank (Supranational Bank), Sr. Unsec’d. Notes	1.500%	05/15/14	104	104,163
European Investment Bank (Supranational Bank), Sr. Unsec’d. Notes	3.000%	04/08/14	754	754,309
European Investment Bank (Supranational Bank), Sr. Unsec’d. Notes	4.625%	05/15/14	404	406,105
European Investment Bank (Supranational Bank), Sr. Unsec’d. Notes	5.125%	04/15/14	180	180,294
European Investment Bank (Supranational Bank), Sr. Unsec’d. Notes, MTN	4.750%	10/15/14	388	397,407
Export Development Canada (Canada), Sr. Unsec’d. Notes.	1.500%	10/03/18	5,260	5,218,183
Inter-American Development Bank (Supranational Bank), Notes, MTN	0.500%	05/29/14	250	250,032
Inter-American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	0.500%	08/17/15	340	340,820
Inter-American Development Bank (Supranational Bank), Unsec’d. Notes	3.000%	04/22/14	416	416,698
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A.	1.125%	05/23/18	6,346	6,210,957
Societe de Financement de l’Economie Francaise (France), Gov’t. Gtd. Notes, 144A	3.375%	05/05/14	250	250,699
Societe de Financement de l’Economie Francaise (France), Gov’t. Gtd. Notes, RegS	2.875%	09/22/14	100	101,235
Statoil ASA (Norway), Gtd. Notes	2.450%	01/17/23	125	117,182

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $22,322,628)				22,183,605

SOVEREIGNS — 4.9%
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	0.500%	03/21/16	2,400	2,400,288
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN, RegS	0.875%	09/14/15	300	301,722
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN, RegS	2.750%	03/05/15	1,400	1,430,556
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN, RegS	2.875%	09/15/14	600	606,691
Canada Government International Bond (Canada), Sr. Unsec’d. Notes	0.875%	02/14/17	2,200	2,198,812

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

					Principal
	Interest		Maturity		Amount
	Rate		Date		(000)#	Value

SOVEREIGNS (Continued)
Canada Government International Bond (Canada), Sr. Unsec’d. Notes	1.625%		02/27/19		830	$824,520
Canada Government International Bond (Canada), Sr. Unsec’d. Notes	2.375%		09/10/14		3,000	3,029,640
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, 144A	0.625%		05/22/15		550	551,905
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, MTN, 144A	0.375%		04/25/16		1,600	1,594,704
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	2.250%		03/17/16		2,530	2,614,704
Kingdom of Sweden (Sweden), Notes, MTN, 144A	0.375%		12/22/15		300	299,922
Kingdom of Sweden (Sweden), Sr. Unsec’d. Notes, RegS	1.000%		06/03/14		400	400,572
Kingdom of Sweden (Sweden), Sr. Unsec’d. Notes, MTN, RegS	0.375%		05/18/15		2,240	2,241,922
Netherlands Government Bond (Netherlands), Sr. Unsec’d. Notes, 144A	0.250%		09/12/15		640	637,414
Netherlands Government Bond (Netherlands), Sr. Unsec’d. Notes, RegS	0.250%		09/12/15		1,300	1,298,034
Province of British Columbia (Canada), Sr. Unsec’d. Notes.	2.000%		10/23/22		440	408,852
Republic of Austria (Austria), Sr. Unsec’d. Notes, MTN, RegS	1.750%		06/17/16		1,500	1,538,175
Spain Government International Bond (Spain), Sr. Unsec’d. Notes, MTN, 144A	4.000%		03/06/18		500	527,455

TOTAL SOVEREIGNS (cost $22,994,339)						22,905,888

U.S. GOVERNMENT AGENCY OBLIGATIONS — 16.2%
Federal Home Loan Banks	0.375%		08/28/15		695	695,926
Federal Home Loan Banks	1.000%		06/21/17		1,545	1,541,289
Federal Home Loan Mortgage Corp.	0.500%		04/17/15		800	802,562
Federal Home Loan Mortgage Corp.	1.750%		05/30/19		4,960	4,915,216
Federal Home Loan Mortgage Corp.	2.375%		01/13/22		2,415	2,365,461
Federal National Mortgage Assoc	0.875%		05/21/18	(h)(k)	12,060	11,733,705
Federal National Mortgage Assoc	1.875%		09/18/18	(h)	6,975	7,043,780
Federal National Mortgage Assoc	1.875%		02/19/19		3,100	3,109,808
Financing Corp., Strips Principal, Series 4P, Debs	1.398	%(s)	10/06/17		4,740	4,493,430
Financing Corp., Strips Principal, Series D-P, Sec’d Notes	1.514	%(s)	09/26/19		2,760	2,421,859
Hashemite Kingdom of Jordan, USAID Bond (Jordan), U.S. Gov’t. Gtd. Notes	2.503%		10/30/20		1,350	1,347,926
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	1.820	%(s)	09/15/20		8,085	6,827,136
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%		09/18/23-04/26/24		6,481	7,673,941
Residual Funding Corp. Strips Principal, Bonds	2.228	%(s)	10/15/19		23,035	20,405,670
Residual Funding Corp. Strips Principal, Sr. Unsec’d. Notes	1.598	%(s)	07/15/20		115	98,531
Tennessee Valley Authority, Sr. Unsec’d. Notes	3.875%		02/15/21		500	538,916

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $76,216,492)						76,015,156

U.S. TREASURY OBLIGATIONS — 20.6%
U.S. Treasury Bonds	3.750%		11/15/43		1,065	1,102,607
U.S. Treasury Notes	0.875%		07/31/19	(h)	25,520	24,230,041

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes	1.000%		09/30/19	9,295	$8,850,587
U.S. Treasury Notes	1.500%		12/31/18-02/28/19	10,100	10,009,288
U.S. Treasury Notes	2.000%		11/30/20-02/28/21	11,325	11,144,966
U.S. Treasury Notes	2.125%		01/31/21	13,650	13,516,694
U.S. Treasury Notes	2.750%		02/15/24	2,740	2,745,995
U.S. Treasury Notes	4.250%		11/15/17	1,750	1,938,809
U.S. Treasury Strips Coupon	2.171	%(s)	02/15/22	16,680	13,595,134
U.S. Treasury Strips Coupon	2.695	%(s)	08/15/21	9,120	7,589,637
U.S. Treasury Strips Coupon	2.749	%(s)	02/15/25	20	14,394
U.S. Treasury Strips Principal	6.999	%(s)	02/15/44	6,280	2,049,170

TOTAL U.S. TREASURY OBLIGATIONS (cost $97,327,817)					96,787,322

TOTAL LONG-TERM INVESTMENTS (cost $470,354,091)					468,117,401

				Shares

SHORT-TERM INVESTMENTS — 1.4%

AFFILIATED MONEY MARKET MUTUAL FUND — 1.3%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $6,375,375)(w)				6,375,375	6,375,375

		Notional
		Amount
	Counterparty	(000)#

OPTIONS PURCHASED*(j) — 0.1%

Call Options
5 Year U.S. Treasury Notes Futures,
expiring 05/23/14, Strike Price $118.25		6,800	71,188
Interest Rate Swap Options,
Receive a fixed rate of 2.00% and pay a floating rate based on 3 month LIBOR, expiring 04/24/14	Barclays Capital Group	19,170	—
Receive a fixed rate of 2.00% and pay a floating rate based on 3 month LIBOR, expiring 04/24/14	Citigroup Global Markets	23,490	—
Receive a fixed rate of 2.00% and pay a floating rate based on 3 month LIBOR, expiring 04/24/14	Citigroup Global Markets	23,490	—
Receive a fixed rate of 3.20% and pay a floating rate based on 3 month LIBOR, expiring 09/12/14	Citigroup Global Markets	3,140	83,103
Receive a fixed rate of 3.20% and pay a floating rate based on 3 month LIBOR, expiring 09/12/14	Citigroup Global Markets	1,890	50,021
Receive a fixed rate of 3.20% and pay a floating rate based on 3 month LIBOR, expiring 09/18/14	Citigroup Global Markets	3,140	82,862

TOTAL OPTIONS PURCHASED (cost $371,447)			287,174

TOTAL SHORT-TERM INVESTMENTS (cost $6,746,822)			6,662,549

TOTAL INVESTMENTS — 101.3% (cost $477,100,913)			474,779,950
Liabilities in excess of other assets(x) — (1.3)%			(6,063,071)

NET ASSETS — 100.0%			$ 468,716,879

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
AID	Agency for International Development
FHLMC	Federal Home Loan Mortgage Corporation
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2014.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(j)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2014.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 -
Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at March 31, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)(1)
Long Position:
181	5 Year U.S. Treasury Notes	Jun. 2014	$21,509,451	$21,530,516	$21,065

Short Positions:
200	90 Day Euro Dollar	Jun. 2014	49,872,098	49,877,500	(5,402)
196	2 Year U.S. Treasury Notes	Jun. 2014	43,086,034	43,034,250	51,784
324	10 Year U.S. Treasury Notes	Jun. 2014	40,331,287	40,014,000	317,287
131	U.S. Long Bonds	Jun. 2014	17,398,282	17,451,656	(53,374)
110	U.S. Ultra Bonds	Jun. 2014	15,662,463	15,891,562	(229,099)

					81,196

					$102,261

(1) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2014.

Interest rate swap agreements outstanding at March 31, 2014:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
790	07/03/14	0.553%	3 month LIBOR(1)	$1,221	$—	$1,221	Bank of Nova Scotia
2,275	12/03/15	0.450%	3 month LIBOR(2)	(3,662)	—	(3,662)	Citigroup Global Markets
190	03/22/16	0.535%	3 month LIBOR(2)	(9)	—	(9)	Citigroup Global Markets
990	11/30/16	0.936%	3 month LIBOR(2)	(5,177)	—	(5,177)	JPMorgan Chase
990	11/30/16	0.935%	3 month LIBOR(2)	(5,157)	—	(5,157)	JPMorgan Chase
165	01/27/17	1.138%	3 month LIBOR(2)	(1,253)	—	(1,253)	Bank of Nova Scotia
960	03/29/17	1.267%	3 month LIBOR(2)	(7,858)	—	(7,858)	Bank of Nova Scotia
500	04/13/17	1.168%	3 month LIBOR(1)	4,751	—	4,751	Bank of Nova Scotia
585	07/16/17	0.847%	3 month LIBOR(2)	4,706	—	4,706	Bank of Nova Scotia
750	09/25/17	0.820%	3 month LIBOR(2)	10,265	—	10,265	Bank of Nova Scotia
580	09/28/17	0.795%	3 month LIBOR(1)	(8,506)	—	(8,506)	Credit Suisse First Boston Corp.
300	10/22/17	0.883%	3 month LIBOR(2)	2,867	—	2,867	Bank of Nova Scotia
900	11/06/17	0.844%	3 month LIBOR(2)	10,908	—	10,908	Citigroup Global Markets
1,400	11/09/17	0.774%	3 month LIBOR(2)	21,095	—	21,095	Bank of Nova Scotia
7,930	02/08/18	0.956%	3 month LIBOR(2)	119,416	—	119,416	Citigroup Global Markets
438	05/17/18	0.989%	3 month LIBOR(2)	7,344	—	7,344	Credit Suisse First Boston Corp.
33,908	06/10/18	1.205%	3 month LIBOR(2)	309,916	—	309,916	UBS AG

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2014 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
35	02/21/19	1.573%	3 month LIBOR(2)	$293	$—	$293	Citigroup Global Markets
650	05/14/19	1.538%	3 month LIBOR(1)	(6,517)	—	(6,517)	Bank of Nova Scotia
490	08/06/19	1.211%	3 month LIBOR(2)	17,409	—	17,409	Bank of Nova Scotia
200	10/11/19	1.220%	3 month LIBOR(2)	7,059	—	7,059	Bank of Nova Scotia
2,900	12/03/19	1.179%	3 month LIBOR(2)	123,227	—	123,227	Bank of Nova Scotia
700	12/12/19	1.153%	3 month LIBOR(2)	31,365	—	31,365	Bank of Nova Scotia
9,300	04/10/20	1.358%	3 month LIBOR(2)	355,355	—	355,355	Bank of Nova Scotia
3,300	04/16/20	1.359%	3 month LIBOR(2)	127,668	—	127,668	JPMorgan Chase
1,365	04/17/20	1.330%	3 month LIBOR(1)	(55,399)	—	(55,399)	Bank of Nova Scotia
7,235	09/15/20	1.583%	3 month LIBOR(2)	285,250	—	285,250	UBS AG
7,930	01/13/22	1.846%	3 month LIBOR(2)	358,371	—	358,371	Citigroup Global Markets
60	01/24/22	2.113%	3 month LIBOR(2)	1,575	—	1,575	Bank of Nova Scotia
35	02/02/22	1.914%	3 month LIBOR(2)	1,473	—	1,473	Citigroup Global Markets
30	02/17/22	2.018%	3 month LIBOR(2)	1,072	—	1,072	Bank of Nova Scotia
25	02/21/22	2.105%	3 month LIBOR(2)	740	—	740	JPMorgan Chase
15	02/21/22	2.100%	3 month LIBOR(2)	449	—	449	JPMorgan Chase
160	05/15/22	1.988%	3 month LIBOR(2)	5,914	—	5,914	JPMorgan Chase
450	06/07/22	1.771%	3 month LIBOR(1)	(25,344)	—	(25,344)	Bank of Nova Scotia
120	06/11/22	1.843%	3 month LIBOR(2)	6,137	—	6,137	Bank of Nova Scotia
700	08/02/22	1.590%	3 month LIBOR(1)	(53,649)	—	(53,649)	Bank of Nova Scotia
300	08/29/22	1.777%	3 month LIBOR(2)	19,292	—	19,292	Citigroup Global Markets
220	09/11/22	1.833%	3 month LIBOR(2)	13,463	—	13,463	Bank of Nova Scotia
1,400	09/12/22	1.790%	3 month LIBOR(1)	(90,468)	—	(90,468)	Bank of Nova Scotia
1,650	09/27/22	1.728%	3 month LIBOR(1)	(117,078)	—	(117,078)	Bank of Nova Scotia
2,600	10/25/22	1.801%	3 month LIBOR(1)	(154,541)	—	(154,541)	Credit Suisse First Boston Corp.
1,800	11/15/22	1.639%	3 month LIBOR(2)	134,970	—	134,970	Barclays Capital Group
9,500	11/20/22	1.631%	3 month LIBOR(1)	(724,236)	—	(724,236)	Barclays Capital Group
1,400	01/03/23	1.750%	3 month LIBOR(1)	(99,460)	—	(99,460)	Citigroup Global Markets
2,000	01/31/23	2.020%	3 month LIBOR(1)	(102,411)	—	(102,411)	Barclays Capital Group
1,900	02/04/23	2.048%	3 month LIBOR(1)	(94,120)	—	(94,120)	Barclays Capital Group
5,000	02/26/23	2.050%	3 month LIBOR(1)	(257,255)	—	(257,255)	Barclays Capital Group
6,100	04/18/23	1.890%	3 month LIBOR(1)	(369,371)	—	(369,371)	JPMorgan Chase
11,400	05/28/23	2.158%	3 month LIBOR(1)	(468,828)	—	(468,828)	Bank of Nova Scotia
28,000	06/10/23	2.267%	3 month LIBOR(2)	920,614	—	920,614	UBS AG
67,300	12/31/23	0.000%	3 month LIBOR(1)	(1,659,975)	—	(1,659,975)	Barclays Capital Group
18,200	12/31/23	0.000%	3 month LIBOR(1)	(435,078)	—	(435,078)	Citigroup Global Markets
11,800	12/31/23	0.000%	3 month LIBOR(1)	(702,231)	—	(702,231)	Credit Suisse First Boston Corp.
10,900	12/31/23	0.000%	3 month LIBOR(1)	(571,843)	—	(571,843)	Citigroup Global Markets
5,000	12/31/23	2.355%	3 month LIBOR(1)	(44,544)	—	(44,544)	Barclays Capital Group
3,850	12/31/23	0.000%	3 month LIBOR(1)	136,376	—	136,376	Citigroup Global Markets
3,750	12/31/23	0.000%	3 month LIBOR(1)	(168,103)	—	(168,103)	JPMorgan Chase
2,930	12/31/23	0.000%	3 month LIBOR(1)	94,038	—	94,038	Citigroup Global Markets
2,000	12/31/23	0.000%	3 month LIBOR(1)	(151,130)	—	(151,130)	JPMorgan Chase
1,500	12/31/23	0.000%	3 month LIBOR(1)	(109,028)	—	(109,028)	Barclays Capital Group
1,400	12/31/23	0.000%	3 month LIBOR(1)	(9,838)	—	(9,838)	Barclays Capital Group
1,100	12/31/23	0.000%	3 month LIBOR(1)	(46,316)	—	(46,316)	Barclays Capital Group
800	12/31/23	0.000%	3 month LIBOR(1)	(10,488)	—	(10,488)	Barclays Capital Group
550	12/31/23	0.000%	3 month LIBOR(1)	(6,781)	—	(6,781)	Citigroup Global Markets
430	12/31/23	0.000%	3 month LIBOR(1)	(9,391)	—	(9,391)	Barclays Capital Group
355	12/31/23	0.000%	3 month LIBOR(1)	(4,400)	—	(4,400)	Citigroup Global Markets
245	03/09/27	2.480%	3 month LIBOR(1)	(17,368)	—	(17,368)	Bank of Nova Scotia
400	05/17/27	2.360%	3 month LIBOR(1)	(31,891)	—	(31,891)	Bank of Nova Scotia
420	07/17/27	2.028%	3 month LIBOR(1)	(52,363)	—	(52,363)	Bank of Nova Scotia

				$(3,546,468)	$—	$(3,546,468)

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2014 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
10	02/18/16	0.450%	3 month LIBOR(1)	$150	$(10)	$(160)
8,650	06/28/16	0.847%	3 month LIBOR(2)	—	(37,291)	(37,291)
1,680	12/04/17	0.755%	3 month LIBOR(2)	158	33,514	33,356
346	08/02/18	1.614%	3 month LIBOR(2)	—	(559)	(559)
2,600	08/16/18	1.641%	3 month LIBOR(2)	162	(5,719)	(5,881)
21,540	08/31/18	1.625%	3 month LIBOR(2)	(55,601)	53,890	109,491
15,300	09/16/18	1.861%	3 month LIBOR(2)	219	(159,415)	(159,634)
11,000	09/18/18	1.724%	3 month LIBOR(2)	200	(48,102)	(48,302)
33,850	09/19/18	1.781%	3 month LIBOR(2)	302	(231,426)	(231,728)
14,000	10/03/18	1.566%	3 month LIBOR(1)	213	(44,781)	(44,994)
16,700	12/10/18	1.560%	3 month LIBOR(1)	225	(112,693)	(112,918)
4,750	07/29/20	2.205%	3 month LIBOR(1)	—	931	931
117,300	09/09/20	2.613%	3 month LIBOR(2)	854	(2,748,299)	(2,749,153)
26,050	02/15/21	2.375%	3 month LIBOR(2)	10,579	67,889	57,310
2,845	01/13/22	2.457%	3 month LIBOR(2)	167	12,466	12,299
1,490	01/22/22	2.785%	3 month LIBOR(2)	159	(28,589)	(28,748)
25,250	05/29/23	2.150%	3 month LIBOR(1)	—	(1,056,024)	(1,056,024)
50,000	06/27/23	2.746%	3 month LIBOR(1)	—	8,196	8,196
9,400	07/10/23	2.955%	3 month LIBOR(1)	86	163,946	163,860
11,665	08/05/23	4.210%	3 month LIBOR(1)	—	138,117	138,117
57,000	08/09/23	2.791%	3 month LIBOR(1)	606	143,396	142,790
14,100	08/21/23	3.031%	3 month LIBOR(1)	153	320,917	320,764
37,500	10/22/23	2.720%	3 month LIBOR(2)	450	225,746	225,296
2,950	10/25/23	2.653%	3 month LIBOR(2)	59	35,040	34,981
13,700	10/28/23	2.638%	3 month LIBOR(2)	260	182,907	182,647
5,370	10/28/23	4.029%	3 month LIBOR(1)	174	12,298	12,124
133,200	12/31/23	0.000%	3 month LIBOR(1)	—	(2,599,225)	(2,599,225)
121,000	12/31/23	0.000%	3 month LIBOR(1)	—	(2,936,063)	(2,936,063)
10,600	12/31/23	0.000%	3 month LIBOR(1)	—	(857,798)	(857,798)
16,350	02/06/24	2.761%	3 month LIBOR(2)	281	96,995	96,714
2,300	06/26/28	3.300%	3 month LIBOR(1)	—	21,871	21,871
3,750	03/31/44	3.474%	3 month LIBOR(1)	216	(50,257)	(50,473)

				$(39,928)	$(9,398,132)	$(9,358,204)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2014.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at March 31, 2014:

		Notional			Value at
	Termination	Amount	Fixed	Value at	March 31,	Unrealized
Reference Entity/Obligation	Date	(000)#(2)	Rate	Trade Date	2014	Depreciation(3)
Exchange-traded credit default swaps – Buy Protection(1):
CDX.NA.IG.22	06/20/19	15,500	1.000%	$(236,826)	$(237,580)	$(754)

The Portfolio entered into credit default swaps as the protection seller on corporate issues and credit indices to take an active short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of March 31, 2014.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.
Level 2	–

other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$66,875,087	$—
Commercial Mortgage-Backed
Securities	—	99,183,193	—
Corporate Bonds	—	84,167,150	—
Non-Corporate Foreign Agencies	—	22,183,605	—
Sovereigns	—	22,905,888	—
U.S. Government Agency Obligations	—	76,015,156	—
U.S. Treasury Obligations	—	96,787,322	—
Affiliated Money Market Mutual Fund	6,375,375	—	—
Options Purchased	71,188	215,986	—
Other Financial Instruments*
Futures Contracts	102,261	—	—
Interest Rate Swaps	—	(12,904,672)	—
Credit Default Swaps	—	(754)	—

Total	$6,548,824	$455,427,961	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST BOND PORTFOLIO 2024

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

LONG-TERM INVESTMENTS — 98.7%

ASSET-BACKED SECURITIES — 14.3%

Non-Residential Mortgage-Backed Securities
Ally Auto Receivables Trust, Series 2013-SN1, Class A2	0.520%		05/20/15	686	$685,735
American Express Credit Account Master Trust, Series 2013-1, Class A	0.575	%(c)	02/16/21	2,600	2,611,341
AmeriCredit Automobile Receivables Trust, Series 2013-4, Class A2	0.740%		11/08/16	945	946,297
CarMax Auto Owner Trust, Series 2013-1, Class A2	0.420%		03/15/16	24	23,716
CarMax Auto Owner Trust, Series 2013-2, Class A2	0.420%		06/15/16	71	71,231
CarMax Auto Owner Trust, Series 2013-3, Class A2	0.590%		08/15/16	1,440	1,441,734
Chase Issuance Trust, Series 2007-C1, Class C1	0.615	%(c)	04/15/19	1,500	1,486,598
Chase Issuance Trust, Series 2012-A3, Class A3	0.790%		06/15/17	1,000	1,003,951
Chase Issuance Trust, Series 2012-A7, Class A7	2.160%		09/15/24	1,000	927,542
Chase Issuance Trust, Series 2014-A1, Class A	1.150%		01/15/19	1,300	1,299,987
Citibank Credit Card Issuance Trust, Series 2005-C2, Class C2	0.624	%(c)	03/24/17	1,000	999,544
Citibank Credit Card Issuance Trust, Series 2008-A2, Class A2	1.305	%(c)	01/23/20	1,000	1,030,929
Citibank Credit Card Issuance Trust, Series 2013-A2, Class A2	0.435	%(c)	05/24/18	200	199,886
Citibank Credit Card Issuance Trust, Series 2014-A2, Class A2	1.020%		02/22/19	1,500	1,492,396
Enterprise Fleet Financing LLC, Series 2013-2, Class A2, 144A	1.060%		03/20/19	1,000	1,003,194
Fifth Third Auto Trust, Series 2013-1, Class A2	0.590%		03/15/16	1,000	1,000,942
Ford Credit Auto Owner Trust, Series 2011-B, Class B	2.270%		01/15/17	450	461,365
Ford Credit Auto Owner Trust, Series 2013-B, Class A3	0.570%		10/15/17	200	200,259
Ford Credit Auto Owner Trust, Series 2013-C, Class A2	0.550%		04/15/16	1,003	1,004,360
GE Equipment Small Ticket LLC, Series 2013-1A, Class A2, 144A	0.730%		01/24/16	1,600	1,603,027
Honda Auto Receivables Owner Trust, Series 2013-2, Class A3	0.530%		02/16/17	100	100,091
Honda Auto Receivables Owner Trust, Series 2013-3, Class A3	0.770%		05/15/17	1,000	1,003,757
MBNA Credit Card Master Note Trust, Series 2004-C2, Class C2	1.055	%(c)	11/15/16	2,600	2,602,834
Mercedes-Benz Auto Lease Trust, Series 2013-A, Class A2	0.490%		06/15/15	84	83,704
Mercedes-Benz Auto Receivables Trust (Germany), Series 2013-1, Class A2	0.500%		03/15/16	1,402	1,402,766
MMAF Equipment Finance LLC, Series 2013-AA, Class A2, 144A	0.690%		05/09/16	1,000	1,001,355
Nissan Auto Lease Trust, Series 2013-A, Class A2B	0.285	%(c)	09/15/15	170	170,084
Nissan Auto Receivables Owner Trust, Series 2013-B, Class A2	0.520%		04/15/16	1,344	1,344,597
Nissan Master Owner Trust Receivables, Series 2013-A, Class A	0.455	%(c)	02/15/18	25	25,024
Santander Drive Auto Receivables Trust, Series 2013-4, Class A2	0.890%		09/15/16	351	351,704

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Santander Drive Auto Receivables Trust, Series 2014-1, Class A2B	0.525	%(c)	06/15/17	600	$600,218
Volkswagen Auto Lease Trust, Series 2013-A, Class A2A	0.630%		12/20/15	1,355	1,357,084
World Omni Auto Receivables Trust, Series 2013-A, Class A3	0.640%		04/16/18	200	199,995

TOTAL ASSET-BACKED SECURITIES (cost $29,731,265)					29,737,247

COMMERCIAL MORTGAGE-BACKED SECURITIES — 21.2%
Banc of America Commercial Mortgage Trust, Series 2005-2, Class A5	4.857	%(c)	07/10/43	25	25,691
Banc of America Commercial Mortgage Trust, Series 2005-3, Class A4	4.668%		07/10/43	3,946	4,072,193
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A2	1.813%		09/10/45	50	50,208
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4	5.216	%(c)	07/15/44	1	1,044
Commercial Mortgage Trust, Series 2005-GG3, Class A4	4.799	%(c)	08/10/42	3,000	3,050,178
Commercial Mortgage Trust, Series 2005-GG5, Class A5	5.224%		04/10/37	6,700	7,023,061
Commercial Mortgage Trust, Series 2013-CR6, Class A2	2.122%		03/10/46	1,205	1,212,828
Commercial Mortgage Trust, Series 2013-CR8, Class A2	2.367%		06/10/46	3,100	3,134,922
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class A4	5.014	%(c)	02/15/38	1,622	1,657,078
FHLMC Multifamily Structured Pass-Through Certificates, Series K005, Class A2	4.317%		11/25/19	1,900	2,080,931
FHLMC Multifamily Structured Pass-Through Certificates, Series K012, Class A2	4.186	%(c)	12/25/20	1,250	1,356,634
FHLMC Multifamily Structured Pass-Through Certificates, Series K015, Class A2	3.230%		07/25/21	50	51,412
FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2	3.320	%(c)	02/25/23	1,800	1,824,831
FHLMC Multifamily Structured Pass-Through Certificates, Series KSMC, Class A2	2.615%		01/25/23	825	790,057
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A	4.751%		07/10/39	1,621	1,666,702
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A4	4.738%		07/15/42	25	25,841
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4	5.240	%(c)	12/15/44	4,520	4,771,045
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C12, Class A3	3.272%		07/15/45	1,000	1,017,365
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C13, Class A2	2.665%		01/15/46	2,000	2,040,612
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-LC11, Class A3	2.592%		04/15/46	100	98,186
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A4	5.047	%(c)	07/12/38	1,000	1,043,856
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A4	4.747	%(c)	06/12/43	50	51,108
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4	5.657	%(c)	05/12/39	1,275	1,374,801

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A4	5.447	%(c)	02/12/44	50	$54,996
Morgan Stanley Capital I Trust, Series 2012-C4, Class A2	2.111%		03/15/45	3,500	3,561,618
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A2	2.804%		01/10/45	20	20,747
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4	5.289	%(c)	12/15/44	20	21,178
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A5	5.722	%(c)	05/15/43	85	92,632
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	5.308%		11/15/48	641	697,448
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class A2	2.684%		11/15/44	35	36,186
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A2	1.765%		12/15/45	20	19,980
WF-RBS Commercial Mortgage Trust, Series 2014-LC14, Class A2	2.862%		03/15/47	1,200	1,229,326

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $44,629,731)					44,154,695

CORPORATE BONDS — 17.6%

Automotive — 0.3%
Cummins, Inc., Sr. Unsec’d. Notes	3.650%		10/01/23	205	207,831
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	8.125%		01/15/20	400	504,398

					712,229

Banking — 7.1%
American Express Co., Sr. Unsec’d. Notes	2.650%		12/02/22	1,565	1,486,772
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22	175	200,782
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.300%		01/11/23	1,075	1,036,396
Bank of Nova Scotia (Canada), Covered Bonds, 144A	1.650%		10/29/15	1,270	1,293,190
Bank of Nova Scotia (Canada), Covered Bonds, 144A	2.150%		08/03/16	3,810	3,930,663
Citigroup, Inc., Sr. Unsec’d. Notes	3.375%		03/01/23	780	754,295
Citigroup, Inc., Sub. Notes	5.500%		09/13/25	450	479,339
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	10	11,070
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	175	198,436
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	5.375%		03/15/20	1,715	1,913,491
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.250%		09/23/22	210	206,869
JPMorgan Chase & Co., Sub. Notes	3.375%		05/01/23	1,410	1,334,733
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.500%		07/28/21	175	197,727
Morgan Stanley, Sub. Notes	4.875%		11/01/22	790	830,119
Morgan Stanley, Sub. Notes, MTN	4.100%		05/22/23	695	687,955
PNC Bank NA, Sub. Notes	3.800%		07/25/23	250	252,238
Wells Fargo & Co., Sub. Notes, MTN	3.450%		02/13/23	15	14,559

					14,828,634

Cable — 0.4%
NBCUniversal Media LLC, Gtd. Notes	2.875%		01/15/23	820	792,106

Chemicals — 1.4%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	3.000%		11/15/22	10	9,506

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%	11/15/20	1,645	$1,740,018
EI du Pont de Nemours & Co., Sr. Unsec’d. Notes	4.625%	01/15/20	750	826,734
LYB International Finance BV (Netherlands), Gtd. Notes	4.000%	07/15/23	285	290,655

				2,866,913

Diversified Financial Services — 0.8%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	3.100%	01/09/23	1,630	1,595,036

Electric — 0.3%
Nextera Energy Capital Holdings, Inc., Gtd. Notes	3.625%	06/15/23	665	643,225

Energy - Integrated — 1.0%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	1.375%	05/10/18	55	53,841
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.125%	10/01/15	750	778,246
BP Capital Markets PLC (United Kingdom), Gtd. Notes	4.500%	10/01/20	1,000	1,087,824
Chevron Corp., Sr. Unsec’d. Notes	2.427%	06/24/20	100	99,286
Chevron Corp., Sr. Unsec’d. Notes	3.191%	06/24/23	120	118,545
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.100%	06/01/18	20	23,101

				2,160,843

Energy - Other — 0.3%
Cameron International Corp., Sr. Unsec’d. Notes	3.600%	04/30/22	45	44,674
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150%	12/15/21	150	158,033
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	7.500%	01/15/20	400	487,729

				690,436

Foods — 0.4%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	2.500%	07/15/22	10	9,442
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.125%	01/15/15	800	822,382

				831,824

Healthcare & Pharmaceutical — 1.2%
AbbVie, Inc., Sr. Unsec’d. Notes	2.000%	11/06/18	20	19,833
Amgen, Inc., Sr. Unsec’d. Notes	4.100%	06/15/21	15	15,869
Baxter International, Inc., Sr. Unsec’d. Notes	3.200%	06/15/23	390	380,420
Merck & Co., Inc., Sr. Unsec’d. Notes	2.800%	05/18/23	1,505	1,429,580
Pfizer, Inc., Sr. Unsec’d. Notes	3.000%	06/15/23	735	712,802

				2,558,504

Healthcare Insurance — 0.3%
Aetna, Inc., Sr. Unsec’d. Notes	2.750%	11/15/22	10	9,393
Aetna, Inc., Sr. Unsec’d. Notes	3.950%	09/01/20	650	686,476

				695,869

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

CORPORATE BONDS (Continued)

Insurance — 1.7%
Allstate Corp. (The), Sr. Unsec’d. Notes	3.150%	06/15/23	315	$309,440
American International Group, Inc., Sr. Unsec’d. Notes	4.875%	06/01/22	1,305	1,429,004
American International Group, Inc., Sr. Unsec’d. Notes	6.400%	12/15/20	300	357,433
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	5.125%	04/15/22	500	556,301
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.250%	06/15/23	210	213,118
Lincoln National Corp., Sr. Unsec’d. Notes	4.850%	06/24/21	600	656,721
Principal Financial Group, Inc., Gtd. Notes	3.300%	09/15/22	10	9,744

				3,531,761

Media & Entertainment — 0.1%
21st Century Fox America, Inc., Gtd. Notes	4.000%	10/01/23	225	229,019

Pharmaceuticals — 0.1%
Mylan, Inc., Gtd. Notes.	1.800%	06/24/16	95	96,331

Pipelines & Other — 0.1%
Enterprise Products Operating LLC, Gtd. Notes	3.350%	03/15/23	150	146,315
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	3.500%	09/01/23	10	9,442
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	10	10,719

				166,476

Road & Rail — 0.6%
United Parcel Service, Inc., Sr. Unsec’d. Notes	5.125%	04/01/19	1,000	1,133,505

Technology — 0.6%
Apple, Inc., Sr. Unsec’d. Notes	2.400%	05/03/23(h)	1,045	969,006
Oracle Corp., Sr. Unsec’d. Notes	3.625%	07/15/23	280	283,533

				1,252,539

Telecommunications — 0.9%
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.150%	09/15/23	1,650	1,805,626

Tobacco
Altria Group, Inc., Gtd. Notes	9.700%	11/10/18	7	9,188

TOTAL CORPORATE BONDS (cost $36,541,738)				36,600,064

NON-CORPORATE FOREIGN AGENCIES — 5.8%
African Development Bank (Supranational Bank), Sr. Unsec’d. Notes	3.000%	05/27/14	1,800	1,807,704
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes, MTN	1.750%	09/11/18	2,030	2,039,846
European Bank for Reconstruction & Development (Supranational Bank), Sr. Unsec’d. Notes, MTN	5.000%	05/19/14	200	201,147
European Investment Bank (Supranational Bank), Sr. Unsec’d. Notes	0.500%	08/15/16	750	746,550
European Investment Bank (Supranational Bank), Sr. Unsec’d. Notes	1.500%	05/15/14	100	100,157
European Investment Bank (Supranational Bank), Sr. Unsec’d. Notes	3.000%	04/08/14	500	500,205

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value
NON-CORPORATE FOREIGN AGENCIES (Continued)
European Investment Bank (Supranational Bank), Sr. Unsec’d. Notes	4.625%		05/15/14	200	$201,041
Export Development Canada (Canada), Sr. Unsec’d. Notes	1.500%		10/03/18	2,310	2,291,636
Inter-American Development Bank (Supranational Bank), Notes, MTN	0.500%		05/29/14	200	200,025
Inter-American Development Bank (Supranational Bank), Unsec’d. Notes	3.000%		04/22/14	300	300,503
Japan Finance Corp. (Japan), Gov’t. Gtd. Notes	2.500%		05/18/16	800	828,952
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A.	1.125%		05/23/18	2,536	2,482,034
Societe de Financement de l’Economie Francaise (France), Gov’t. Gtd. Notes, 144A	3.375%		05/05/14	300	300,839

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $12,070,753)					12,000,639

SOVEREIGNS — 6.8%
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	0.500%		03/06/15	20	20,050
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	0.500%		03/21/16	1,500	1,500,180
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN, RegS	2.750%		03/05/15	1,520	1,553,176
Canada Government International Bond (Canada), Sr. Unsec’d. Notes	0.875%		02/14/17	1,500	1,499,190
Canada Government International Bond (Canada), Sr. Unsec’d. Notes	2.375%		09/10/14	1,100	1,110,868
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, MTN, 144A	0.375%		04/25/16	1,500	1,495,035
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	2.250%		03/17/16	1,500	1,550,220
Kingdom of Sweden (Sweden), Sr. Unsec’d. Notes, MTN, RegS	0.375%		05/18/15	1,500	1,501,287
Netherlands Government Bond (Netherlands), Sr. Unsec’d. Notes, 144A	0.250%		09/12/15	1,520	1,513,859
Republic of Austria (Austria), Sr. Unsec’d. Notes, MTN, RegS	1.750%		06/17/16	1,500	1,538,175
Spain Government International Bond (Spain), Sr. Unsec’d. Notes, MTN, 144A	4.000%		03/06/18	500	527,455
Sweden Government International Bond (Sweden), Sr. Unsec’d. Notes, RegS	1.000%		06/03/14	300	300,429

TOTAL SOVEREIGNS (cost $14,123,435)					14,109,924

U.S. GOVERNMENT AGENCY OBLIGATIONS — 12.2%
Federal Home Loan Banks	0.375%		08/28/15	40	40,053
Federal Home Loan Banks	1.000%		06/21/17	300	299,279
Federal Home Loan Mortgage Corp.	1.750%		05/30/19(h)	2,050	2,031,491
Federal Home Loan Mortgage Corp.	2.375%		01/13/22	1,090	1,067,641
Federal National Mortgage Assoc	0.875%		05/21/18(h)(k)	4,140	4,027,988
Federal National Mortgage Assoc	1.875%		09/18/18	825	833,135
Federal National Mortgage Assoc	1.875%		02/19/19	1,375	1,379,350
Federal National Mortgage Assoc	5.375%		06/12/17	75	84,940
Financing Corp., Strips Principal, Series 4-P	1.400	%(s)	10/06/17	2,080	1,971,800
Financing Corp., Strips Principal, Series D-P	2.121	%(s)	09/26/19	1,720	1,509,274
Hashemite Kingdom of Jordan, USAID Bond (Jordan), U.S. Gov’t. Gtd. Notes	2.503%		10/30/20	280	279,570

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Israel Government USAID Bond (Israel), U.S. Gov’t. Gtd. Notes	5.500%		09/18/23	2,408	$2,850,797
Residual Funding Corp. Strips Principal	2.230	%(s)	10/15/19	10,100	8,947,136

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $25,249,393)					25,322,454

U.S. TREASURY OBLIGATIONS — 20.8%
U.S. Treasury Bond	3.750%		11/15/43	455	471,067
U.S. Treasury Notes	0.875%		07/31/19(h)	17,720	16,824,307
U.S. Treasury Notes	1.000%		09/30/19	4,140	3,942,058
U.S. Treasury Notes	1.500%		02/28/19	1,255	1,242,450
U.S. Treasury Notes	2.000%		11/30/20	7,555	7,441,675
U.S. Treasury Notes	2.000%		02/28/21	3,560	3,492,417
U.S. Treasury Notes	2.125%		01/31/21(h)	6,655	6,590,007
U.S. Treasury Notes	2.750%		02/15/24	700	701,532
U.S. Treasury Strips Coupon	0.000	%(s)	08/15/21	2,140	1,780,902
U.S. Treasury Strips Principal	6.877	%(s)	02/15/44	2,790	910,380

TOTAL U.S. TREASURY OBLIGATIONS (cost $43,459,003)					43,396,795

TOTAL LONG-TERM INVESTMENTS (cost $205,805,318)					205,321,818

				Shares

SHORT-TERM INVESTMENTS — 3.5%

AFFILIATED MONEY MARKET MUTUAL FUND — 3.5%
Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund (cost $7,272,453)(w)				7,272,453	7,272,453

		Notional
		Amount
	Counterparty	(000)#
OPTIONS PURCHASED*(j)

Call Options
5 Year U.S. Treasury Notes Futures,
expiring 05/23/14, Strike Price $118.25		3,100	32,453
Interest Rate Swap Options,
Receive a fixed rate of 2.00% and pay a floating rate based on 3 month LIBOR, expiring 04/24/14	Barclays Capital Group	8,180	—
Receive a fixed rate of 2.00% and pay a floating rate based on 3 month LIBOR, expiring 04/24/14	Citigroup Global Markets	10,030	—
Receive a fixed rate of 2.00% and pay a floating rate based on 3 month LIBOR, expiring 04/24/14	Citigroup Global Markets	10,030	—
Receive a fixed rate of 3.20% and pay a floating rate based on 3 month LIBOR, expiring 09/12/14	Citigroup Global Markets	1,400	37,052
Receive a fixed rate of 3.20% and pay a floating rate based on 3 month LIBOR, expiring 09/12/14	Citigroup Global Markets	840	22,232
Receive a fixed rate of 3.20% and pay a floating rate based on 3 month LIBOR, expiring 09/18/14	Citigroup Global Markets	1,400	36,945

TOTAL OPTIONS PURCHASED (cost $164,950)			128,682

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Value

TOTAL SHORT-TERM INVESTMENTS (cost $7,437,403)	$7,401,135

TOTAL INVESTMENTS — 102.2% (cost $213,242,721)	212,722,953
Liabilities in excess of other assets(x) — (2.2)%	(4,665,384)

NET ASSETS — 100.0%	$208,057,569

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of U.S. persons, except pursuant to an exemption from, or in a transaction not subject to the registration requirements of the Securities Act of 1933.
FHLMC	Federal Home Loan Mortgage Corporation
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
USAID	United States Agency for International Development
*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2014.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(j)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2014.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 -
Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at March 31, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions:
46	5 Year U.S. Treasury Notes	Jun. 2014	$5,469,479	$5,471,843	$2,364
26	10 Year U.S. Treasury Notes	Jun. 2014	3,210,240	3,211,000	760

					3,124

Short Positions:
80	90 Day Euro Dollar	Jun. 2014	19,948,839	19,951,000	(2,161)
92	2 Year U.S. Treasury Notes	Jun. 2014	20,223,557	20,199,750	23,807
125	U.S. Long Bonds	Jun. 2014	16,572,409	16,652,344	(79,935)
48	U.S. Ultra Bonds	Jun. 2014	6,849,708	6,934,500	(84,792)

					(143,081)

					$(139,957)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2014.

Interest rate swap agreements outstanding at March 31, 2014:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
250	03/27/15	0.424%	3 month LIBOR	(2)	$(387)	$—	$(387)	Citigroup Global Markets
2,000	08/31/17	0.843%	3 month LIBOR	(2)	22,959	—	22,959	Bank of America
4,625	11/30/17	1.170%	3 month LIBOR	(2)	4,280	—	4,280	Credit Suisse First Boston Corp.
250	02/08/18	0.956%	3 month LIBOR	(2)	3,765	—	3,765	Citigroup Global Markets
14,536	06/10/18	1.205%	3 month LIBOR	(2)	132,858	—	132,858	UBS AG

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2014 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
250	01/13/22	1.846%	3 month LIBOR(2)	$11,298	$—	$11,298	Citigroup Global Markets
12,000	06/10/23	2.267%	3 month LIBOR(2)	394,549	—	394,549	UBS AG
109,000	12/31/24	0.000%	3 month LIBOR(1)	(2,404,686)	—	(2,404,686)	JPMorgan Chase
50,000	12/31/24	0.000%	3 month LIBOR(1)	(1,367,021)	—	(1,367,021)	JPMorgan Chase
30,450	12/31/24	0.000%	3 month LIBOR(1)	(817,096)	—	(817,096)	Barclays Capital Group
14,600	12/31/24	0.000%	3 month LIBOR(1)	(438,479)	—	(438,479)	Citigroup Global Markets

				$(4,457,960)	$—	$(4,457,960)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
3,810	06/28/16	0.847%	3 month LIBOR(2)	$160	$(16,425)	$(16,585)
207	08/02/18	1.614%	3 month LIBOR(2)	151	(335)	(486)
1,000	08/16/18	1.641%	3 month LIBOR(2)	154	(2,199)	(2,353)
9,545	08/31/18	1.625%	3 month LIBOR(2)	(24,507)	23,880	48,387
7,500	09/16/18	1.861%	3 month LIBOR(2)	184	(78,145)	(78,329)
8,700	09/18/18	1.724%	3 month LIBOR(2)	189	(38,044)	(38,233)
8,200	09/19/18	1.781%	3 month LIBOR(2)	187	(56,062)	(56,249)
6,000	10/03/18	1.566%	3 month LIBOR(1)	177	(19,192)	(19,369)
9,450	12/10/18	1.560%	3 month LIBOR(1)	193	(63,770)	(63,963)
10,300	07/29/20	2.178%	3 month LIBOR(1)	212	(15,118)	(15,330)
6,250	08/02/20	2.222%	3 month LIBOR(1)	188	5,836	5,648
77,700	09/09/20	2.613%	3 month LIBOR(2)	616	(1,820,485)	(1,821,101)
11,250	02/15/21	2.375%	3 month LIBOR(2)	4,619	29,319	24,700
665	01/22/22	2.785%	3 month LIBOR(2)	154	(12,760)	(12,914)
3,600	06/14/23	2.420%	3 month LIBOR(1)	29	(96,996)	(97,025)
3,025	06/24/23	2.622%	3 month LIBOR(1)	44	(31,219)	(31,263)
7,400	07/10/23	2.955%	3 month LIBOR(1)	—	129,064	129,064
5,145	08/05/23	4.210%	3 month LIBOR(1)	173	60,918	60,745
5,450	08/21/23	3.031%	3 month LIBOR(1)	82	124,043	123,961
17,500	10/22/23	2.720%	3 month LIBOR(2)	290	105,348	105,058
9,750	10/25/23	2.653%	3 month LIBOR(2)	166	115,812	115,646
3,200	10/28/23	2.638%	3 month LIBOR(2)	176	42,723	42,547
2,340	10/28/23	4.029%	3 month LIBOR(1)	160	5,359	5,199
4,350	12/17/23	2.932%	3 month LIBOR(1)	185	47,524	47,339
3,900	02/06/24	2.761%	3 month LIBOR(2)	181	23,136	22,955
19,400	12/31/24	0.000%	3 month LIBOR(1)	305	446,188	445,883
3,300	06/26/28	3.300%	3 month LIBOR(1)	80	31,380	31,300
1,450	03/31/44	3.474%	3 month LIBOR(1)	175	(19,433)	(19,608)

				$(15,277)	$(1,079,653)	$(1,064,376)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

(3)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2014.

# Notional amount is shown in U.S. dollars unless otherwise stated.

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Credit default swap agreements outstanding at March 31, 2014:

		Notional			Value at
	Termination	Amount	Fixed	Value at	March 31,	Unrealized
Reference Entity/Obligation	Date	(000)#(2)	Rate	Trade Date	2014	Depreciation(3)
Exchange-traded credit default swaps on credit indices – Buy Protection(1):
CDX.NA.IG.22	06/20/19	6,000	1.000%	$(91,841)	$(91,966)	$(125)

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of March 31, 2014.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.
Level 2	–

other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$29,737,247	$—
Commercial Mortgage-Backed Securities	—	44,154,695	—
Corporate Bonds	—	36,600,064	—
Non-Corporate Foreign Agencies	—	12,000,639	—
Sovereigns	—	14,109,924	—
U.S. Government Agency Obligations	—	25,322,454	—
U.S. Treasury Obligations	—	43,396,795	—
Affiliated Money Market Mutual Fund	7,272,453	—	—
Options Purchased	32,453	96,229	—
Other Financial Instruments*
Futures Contracts	(139,957)	—	—
Interest Rate Swaps	—	(5,522,336)	—
Credit Default Swaps	—	(125)	—

Total	$7,164,949	$199,895,586	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST BOND PORTFOLIO 2025

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

LONG-TERM INVESTMENTS — 88.4%

ASSET-BACKED SECURITIES — 7.0%

Non-Residential Mortgage-Backed Securities
Ally Auto Receivables Trust, Series 2013-SN1, Class A2	0.520%		05/20/15	47	$46,784
Chrysler Capital Auto Receivables Trust, Series 2013-BA, Class A2, 144A	0.560%		12/15/16	50	50,051
Citibank Credit Card Issuance Trust, Series 2005-C2, Class C2	0.624	%(c)	03/24/17	50	49,977
MBNA Credit Card Master Note Trust, Series 2004-C2, Class C2	1.055	%(c)	11/15/16	50	50,054
Mercedes Benz Auto Lease Trust, Series 2013-B, Class A2	0.530%		09/15/15	50	50,036
Morgan Stanley Capital I Trust, Series 2006-HQ9, Class AM.	5.773	%(c)	07/12/44	35	38,256
Nissan Auto Lease Trust, Series 2012-B, Class A2B	0.255	%(c)	06/15/15	37	37,258
Volkswagen Auto Lease Trust, Series 2014-A, Class A2A	0.520%		10/20/16	50	50,002

TOTAL ASSET-BACKED SECURITIES (cost $372,511)					372,418

COMMERCIAL MORTGAGE-BACKED SECURITIES — 10.8%
COMM Mortgage Trust, Series 2012-LC4, Class A2	2.256%		12/10/44	50	51,037
Commercial Mortgage Pass-Through Certificates, Series 2012-CR3, Class A1	0.666%		10/15/45	38	37,271
Commercial Mortgage Pass-Through Certificates, Series 2012-CR3, Class A2	1.765%		10/15/45	50	49,941
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2	3.642%		08/10/44	50	52,586
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4	4.761%		07/10/39	48	49,390
GS Mortgage Securities Trust, Series 2006-GG6, Class A4	5.553	%(c)	04/10/38	50	53,400
GS Mortgage Securities Trust, Series 2014-GC20	3.721%		04/10/47	20	20,150
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A4	3.363%		07/15/45	25	24,666
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A5	5.150	%(c)	04/15/30	50	51,562
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A4	5.291	%(c)	01/12/44	47	49,347
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A5	5.722	%(c)	05/15/43	50	54,489
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A	5.749	%(c)	07/15/45	29	31,155
WF-RBS Commercial Mortgage Trust, Series 2014-LC14, Class A2	2.862%		03/15/47	50	51,222

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $577,646)					576,216

CORPORATE BONDS — 16.0%

Banking — 5.5%
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24	40	40,451
Bank of New York Mellon Corp (The), Sr. Unsec’d. Notes	3.650%		02/04/24	10	10,078

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

CORPORATE BONDS (Continued)

Banking (cont’d.)
Goldman Sachs Group Inc. (The), Unsec’d. Notes	2.625%		01/31/19	75	$74,808
JPMorgan Chase & Co, Sr. Unsec’d. Notes	3.875%		02/01/24	50	50,449
Morgan Stanley, Sr. Unsec’d. Notes	2.500%		01/24/19	50	49,861
US Bancorp, Sr. Unsec’d. Notes, MTN	3.700%		01/30/24	25	25,338
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	3.000%		01/22/21	45	45,031

					296,016

Biotechnology — 0.5%
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.700%		04/01/24	25	25,010

Chemicals — 0.5%
LYB International Finance BV (Netherlands), Gtd. Notes	4.000%		07/15/23	25	25,496

Diversified Financial Services — 0.4%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	3.100%		01/09/23	25	24,464

Energy - Integrated — 1.9%
Chevron Corp., Sr. Unsec’d. Notes	2.427%		06/24/20	50	49,643
Exxon Mobil Corp., Sr. Unsec’d. Notes	0.385	%(c)	03/15/19	50	49,975

					99,618

Energy - Other — 1.4%
Cameron International Corp., Sr. Unsec’d. Notes	3.600%		04/30/22	25	24,819
EOG Resources, Inc., Sr. Unsec’d. Notes	2.450%		04/01/20	50	49,802

					74,621

Food & Staples Retailing — 0.5%
CVS Caremark Corp., Sr. Unsec’d. Notes	4.000%		12/05/23	25	25,543

Foods — 0.4%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	2.500%		07/15/22	25	23,605

Healthcare & Pharmaceutical — 1.9%
Johnson & Johnson, Sr. Unsec’d. Notes	3.375%		12/05/23	50	51,290
Pfizer, Inc., Sr. Unsec’d. Notes	3.000%		06/15/23	50	48,490

					99,780

Healthcare Insurance — 0.9%
Aetna, Inc., Sr. Unsec’d. Notes	2.200%		03/15/19	25	24,789
WellPoint, Inc., Sr. Unsec’d. Notes	3.300%		01/15/23	25	23,975

					48,764

Pharmaceuticals — 0.9%
Novartis Capital Corp. (Switzerland), Gtd. Notes	3.400%		05/06/24	50	49,939

Pipelines & Other — 0.7%
Enterprise Products Operating LLC, Gtd. Notes	3.900%		02/15/24	35	35,183

Retailers — 0.5%
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.250%		04/15/21	25	27,242

TOTAL CORPORATE BONDS (cost $853,577)					855,281

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

NON-CORPORATE FOREIGN AGENCY — 0.9%
Shell International Finance BV (Netherlands), Gtd. Notes (cost $50,092)	1.900%		08/10/18	50	$50,038

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.3%
Federal Home Loan Mortgage Corp.	2.375%		01/13/22	250	244,872
Federal National Mortgage Assoc	1.875%		02/19/19(h)(k)	250	250,791

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $498,585)					495,663

U.S. TREASURY OBLIGATIONS — 44.4%
U.S. Treasury Bonds	3.750%		11/15/43	20	20,706
U.S. Treasury Notes	1.000%		09/30/19	105	99,980
U.S. Treasury Notes	2.000%		02/28/21(h)	2,270	2,226,906
U.S. Treasury Notes	3.625%		02/15/44	15	15,173
U.S. Treasury Strips Principal	6.999	%(s)	02/15/44	25	8,158

TOTAL U.S. TREASURY OBLIGATIONS (cost $2,393,676)					2,370,923

TOTAL LONG-TERM INVESTMENTS (cost $4,746,087)					4,720,539

				Shares
SHORT-TERM INVESTMENTS — 14.2%

AFFILIATED MONEY MARKET MUTUAL FUND — 14.2%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $758,178)(w)				758,178	758,178

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*(j)

Call Options
Interest Rate Swap Options,
Receive a fixed rate of 3.20% and pay a floating rate based on 3 month LIBOR, expiring 09/12/14	Citigroup Global Markets	30	794
Receive a fixed rate of 3.20% and pay a floating rate based on 3 month LIBOR, expiring 09/12/14	Citigroup Global Markets	20	529
Receive a fixed rate of 3.20% and pay a floating rate based on 3 month LIBOR, expiring 09/18/14	Citigroup Global Markets	30	792

TOTAL OPTIONS PURCHASED (cost $2,230)			2,115

TOTAL SHORT-TERM INVESTMENTS (cost $760,408)			760,293

TOTAL INVESTMENTS — 102.6% (cost $5,506,495)			5,480,832
Liabilities in excess of other assets(x) — (2.6)%			(136,915)

NET ASSETS — 100.0%			$5,343,917

The following abbreviations are used in the Portfolio descriptions:

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2014.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(j)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2014.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 -
Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at March 31, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)(1)
Short Positions:
7	2 Year U.S. Treasury Notes	Jun. 2014	$1,538,787	$1,536,938	$1,849
6	5 Year U.S. Treasury Notes	Jun. 2014	717,663	713,718	3,945
17	10 Year U.S. Treasury Notes	Jun. 2014	2,117,804	2,099,500	18,304
2	U.S. Long Bonds	Jun. 2014	266,497	266,437	60

					$24,158

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2014.

Interest rate swap agreements outstanding at March 31, 2014:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
1,000	01/23/15	0.293%	3 month LIBOR(2)	$151	$(281)	$(432)
4,650	12/31/25	0.000%	3 month LIBOR(1)	187	233,114	232,927

				$338	$232,833	$232,495

(1) Portfolio	pays the floating rate and receives the fixed rate.

(2) Portfolio	pays the fixed rate and receives the floating rate.

(3) The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2014.

# Notional amount is shown in U.S. dollars unless otherwise stated.

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.
Level 2	–

other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$372,418	$—
Commercial Mortgage-Backed Securities	—	556,066	20,150
Corporate Bonds	—	855,281	—
Non-Corporate Foreign Agency	—	50,038	—
U.S. Government Agency Obligations	—	495,663	—
U.S. Treasury Obligations	—	2,370,923	—
Affiliated Money Market Mutual Fund	758,178	—	—
Options Purchased	—	2,115	—
Other Financial Instruments*
Futures Contracts	24,158	—	—
Interest Rate Swaps	—	232,495	—

Total	$782,336	$ 4,934,999	$20,150

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 88.3%
AFFILIATED MUTUAL FUNDS
AST AQR Emerging Markets Equity Portfolio*	3,108,036	$31,142,517
AST AQR Large-Cap Portfolio*	105,753,086	1,270,094,561
AST ClearBridge Dividend Growth Portfolio*	52,702,633	634,539,705
AST Federated Aggressive Growth Portfolio*	8,553,380	119,918,389
AST Goldman Sachs Large-Cap Value Portfolio*	13,188,747	321,014,113
AST Goldman Sachs Mid-Cap Growth Portfolio*	1,312,346	9,278,289
AST Goldman Sachs Small-Cap Value Portfolio*	5,106,247	87,470,017
AST Herndon Large-Cap Value Portfolio*	18,495,112	240,251,509
AST High Yield Portfolio*	12,849,538	108,450,097
AST International Growth Portfolio*	60,588,747	842,183,587
AST International Value Portfolio*	46,249,119	841,271,473
AST Jennison Large-Cap Growth Portfolio*	15,611,818	298,966,323
AST Jennison Large-Cap Value Portfolio*	14,185,047	240,294,693
AST Large-Cap Value Portfolio*	11,661,571	243,726,840
AST Loomis Sayles Large-Cap Growth Portfolio*	15,356,525	447,949,847
AST Lord Abbett Core Fixed-Income Portfolio*	13,322,866	153,346,185
AST MFS Growth Portfolio*	29,435,494	448,302,577
AST MFS Large-Cap Value Portfolio*	17,115,670	239,277,070
AST Mid-Cap Value Portfolio*	1,363,443	25,114,623
AST Money Market Portfolio*	16,417,872	16,417,872
AST Neuberger Berman Core Bond Portfolio*	8,918,904	93,470,112
AST Neuberger Berman Mid-Cap Growth Portfolio*	1,153,561	37,421,508
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	1,015,583	25,409,895
AST Parametric Emerging Markets Equity Portfolio*	3,031,145	27,401,549
AST PIMCO Limited Maturity Bond Portfolio*	5,507,724	57,004,943
AST PIMCO Total Return Bond Portfolio*	42,315,847	526,832,300
AST Prudential Core Bond Portfolio*	60,053,213	647,373,633
AST QMA Emerging Markets Equity Portfolio*	2,071,629	19,866,920
AST QMA Large-Cap Portfolio*	105,298,777	1,279,380,141
AST Small-Cap Growth Portfolio*	5,426,098	168,805,895
AST Small-Cap Value Portfolio*	11,030,856	231,537,668
AST T. Rowe Price Equity Income Portfolio*	25,555,963	319,705,102
AST T. Rowe Price Large-Cap Growth Portfolio*	14,512,317	298,953,723
AST T. Rowe Price Natural Resources Portfolio*	563,315	13,187,201
AST Templeton Global Bond Portfolio*	79,756	866,950
AST Western Asset Core Plus Bond Portfolio*	44,107,873	478,129,342
AST Western Asset Emerging Markets Debt Portfolio*	6,082,684	60,096,914

TOTAL LONG-TERM INVESTMENTS (cost $9,192,737,036)(w)		10,904,454,083

	Shares	Value
SHORT-TERM INVESTMENTS — 10.7%
AFFILIATED MONEY MARKET MUTUAL FUND — 10.2%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,264,254,449)(w)	1,264,254,449	$1,264,254,449

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(k)(n) — 0.5%
U.S. Treasury Bills
0.030%	06/19/14	250	249,988
0.050%	06/19/14	250	249,988
0.051%	06/19/14	60,000	59,997,060

TOTAL U.S. TREASURY OBLIGATIONS (cost $60,493,370)			60,497,036

TOTAL SHORT-TERM INVESTMENTS (cost $1,324,747,819)			1,324,751,485

TOTAL INVESTMENTS — 99.0% (cost $10,517,484,855)			12,229,205,568
Other assets in excess of liabilities(x) — 1.0%			119,188,559

NET ASSETS — 100.0%			$12,348,394,127

The following abbreviations are used in the Portfolio descriptions:
CAC	French Stock Market Index
DAX	German Stock Index
FTSE	Financial Times Stock Exchange
STOXX	Stock Index of Eurozone
TOPIX	Tokyo Stock Price Index
*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown reflects yield to maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Financial futures contracts open at March 31, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)
Long Positions:
495	2 Year U.S. Treasury Notes	Jun. 2014	$108,815,286	$108,683,438	$(131,848)
1,711	10 Year U.S. Treasury Notes	Jun. 2014	212,284,648	211,308,500	(976,148)
403	CAC40 10 Euro	Apr. 2014	23,626,359	24,378,649	752,290
62	DAX Index	Jun. 2014	19,513,579	20,470,711	957,132
1,653	Euro STOXX 50	Jun. 2014	66,783,718	70,595,286	3,811,568
489	FTSE 100 Index	Jun. 2014	52,939,062	53,344,639	405,577
699	Russell 2000 Mini Index	Jun. 2014	82,244,340	81,817,950	(426,390)
4,904	S&P 500 E-Mini	Jun. 2014	449,427,080	457,199,920	7,772,840
629	S&P 500 Index	Jun. 2014	289,300,688	293,208,350	3,907,662
444	TOPIX Index	Jun. 2014	52,618,398	51,749,455	(868,943)

					$15,203,740

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$12,168,708,532	$—	$—
U. S. Treasury Obligations	—	60,497,036	—
Other Financial Instruments*
Futures	15,203,740	—	—

Total	$12,183,912,272	$60,497,036	$—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2014 categorized by risk exposure:

Derivative Fair Value at 03/31/14
Equity contracts	$16,311,736
Interest rate contracts	(1,107,996)

Total	$15,203,740

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.1%
COMMON STOCKS
Aerospace & Defense — 3.6%
Raytheon Co.	223,470	$22,076,601
United Technologies Corp.	252,170	29,463,543

		51,540,144

Air Freight & Logistics — 1.6%
United Parcel Service, Inc. (Class B Stock)	231,820	22,574,632

Automobiles — 1.7%
Ford Motor Co.	400,000	6,240,000
Honda Motor Co. Ltd. (Japan), ADR	502,280	17,750,575

		23,990,575

Beverages — 2.0%
Anheuser-Busch InBev NV (Belgium), ADR	151,020	15,902,406
PepsiCo, Inc.	151,010	12,609,335

		28,511,741

Biotechnology — 0.4%
Amgen, Inc.	45,010	5,551,533

Chemicals — 2.7%
E.I. du Pont de Nemours & Co.(a)	362,290	24,309,659
PPG Industries, Inc.	72,470	14,020,046

		38,329,705

Commercial Services & Supplies — 1.8%
Waste Management, Inc.	623,320	26,223,072

Communications Equipment — 3.1%
Cisco Systems, Inc.	473,970	10,621,668
QUALCOMM, Inc.	431,820	34,053,325

		44,674,993

Consumer Finance — 0.7%
American Express Co.	116,790	10,514,604

Diversified Telecommunication Services — 4.1%
AT&T, Inc.	799,470	28,037,413
Verizon Communications, Inc.	628,260	29,886,328

		57,923,741

Electric Utilities — 5.3%
American Electric Power Co., Inc.	285,130	14,444,686
Brookfield Infrastructure Partners LP	614,180	24,229,401
NextEra Energy, Inc.	235,270	22,496,517
Northeast Utilities	316,240	14,388,920

		75,559,524

Electronic Equipment, Instruments & Components — 1.1%
Corning, Inc.(a)	729,430	15,186,733

Energy Equipment & Services — 2.4%
Schlumberger Ltd.	355,970	34,707,075

Food & Staples Retailing — 1.7%
Wal-Mart Stores, Inc.	324,170	24,776,313

Food Products — 1.7%
Nestle SA (Switzerland), ADR	329,220	24,763,928

Gas Utilities — 1.0%
UGI Corp.	320,980	14,639,898

Health Care Providers & Services — 2.3%
UnitedHealth Group, Inc.	406,820	33,355,172

Household Products — 4.3%
Kimberly-Clark Corp.	285,110	31,433,377

	Shares	Value
COMMON STOCKS (Continued)
Household Products (cont’d.)
Procter & Gamble Co. (The)	370,530	$29,864,718

		61,298,095

Independent Power and Renewable Electricity Producers — 1.0%
Brookfield Renewable Energy Partners LP (Canada), (NYSE)(a)	50,620	1,475,067
Brookfield Renewable Energy Partners LP (Canada), (XTSE)	417,430	12,181,178

		13,656,245

Industrial Conglomerates — 4.9%
3M Co.	237,680	32,243,669
General Electric Co.	1,454,540	37,658,041

		69,901,710

Insurance — 4.1%
MetLife, Inc.	643,900	33,997,920
Travelers Cos., Inc. (The)	281,730	23,975,223

		57,973,143

IT Services — 1.5%
Automatic Data Processing, Inc.	280,500	21,671,430

Machinery — 1.1%
Caterpillar, Inc.	160,950	15,993,601

Media — 6.0%
Comcast Corp. (Special Class A Stock)	625,000	30,475,000
Time Warner, Inc.	460,000	30,051,800
Walt Disney Co. (The)	315,520	25,263,686

		85,790,486

Metals & Mining — 0.7%
Freeport-McMoRan Copper & Gold, Inc.	317,270	10,492,119

Multiline Retail — 0.5%
Target Corp.	116,760	7,065,148

Multi-Utilities — 2.5%
National Grid PLC (United Kingdom), ADR	209,110	14,374,221
Wisconsin Energy Corp.(a)	454,430	21,153,717

		35,527,938

Oil, Gas & Consumable Fuels — 8.1%
Chevron Corp.	235,000	27,943,850
Exxon Mobil Corp.	449,130	43,871,018
Occidental Petroleum Corp.	164,110	15,638,042
Spectra Energy Corp.	772,990	28,554,251

		116,007,161

Paper & Forest Products — 1.3%
International Paper Co.	398,030	18,261,616

Pharmaceuticals — 6.3%
Johnson & Johnson	315,690	31,010,229
Merck & Co., Inc.	569,930	32,354,926
Pfizer, Inc.	833,460	26,770,735

		90,135,890

Real Estate Investment Trusts (REITs) — 3.5%
American Tower Corp.	375,000	30,701,250
Simon Property Group, Inc.	25,000	4,100,000
Weyerhaeuser Co.	508,520	14,925,062

		49,726,312

Road & Rail — 2.1%
Union Pacific Corp.	157,060	29,473,880

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment — 2.6%
Intel Corp.	1,167,160	$30,124,400
Texas Instruments, Inc.	153,020	7,214,893

		37,339,293

Software — 3.3%
Microsoft Corp.	766,320	31,411,457
Oracle Corp.	367,800	15,046,698

		46,458,155

Specialty Retail — 1.3%
Home Depot, Inc. (The)	225,000	17,804,250

Technology Hardware, Storage & Peripherals — 2.3%
Apple, Inc.	48,360	25,956,746
EMC Corp.	261,210	7,159,766

		33,116,512

Thrifts & Mortgage Finance — 0.5%
People’s United Financial, Inc.(a)	450,860	6,704,288

TOTAL LONG-TERM INVESTMENTS (cost $1,154,439,442)		1,357,220,655

	Shares	Value
SHORT-TERM INVESTMENT — 9.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $127,981,021; includes $60,740,146 of cash collateral for securities on loan)(b)(w)	127,981,021	$127,981,021

TOTAL INVESTMENTS — 104.1% (cost $1,282,420,463)		1,485,201,676
Liabilities in excess of other assets — (4.1)%		(59,065,256)

NET ASSETS — 100.0%		$1,426,136,420

The following abbreviations are used in the Portfolio descriptions:
ADR	American Depositary Receipt
NYSE	New York Stock Exchange
XTSE	Toronto Stock Exchange
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $59,936,155; cash collateral of $60,740,146 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$ 51,540,144	$ —	$ —
Air Freight & Logistics	22,574,632	—	—
Automobiles	23,990,575	—	—
Beverages	28,511,741	—	—
Biotechnology	5,551,533	—	—
Chemicals	38,329,705	—	—
Commercial Services & Supplies	26,223,072	—	—
Communications Equipment	44,674,993	—	—
Consumer Finance	10,514,604	—	—
Diversified Telecommunication Services	57,923,741	—	—
Electric Utilities	75,559,524	—	—
Electronic Equipment, Instruments & Components	15,186,733	—	—
Energy Equipment & Services	34,707,075	—	—
Food & Staples Retailing	24,776,313	—	—
Food Products	24,763,928	—	—

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Level 1	Level 2	Level 3
Gas Utilities	$14,639,898	$—	$—
Health Care Providers & Services	33,355,172	—	—
Household Products	61,298,095	—	—
Independent Power and Renewable Electricity Producers	13,656,245	—	—
Industrial Conglomerates	69,901,710	—	—
Insurance	57,973,143	—	—
IT Services	21,671,430	—	—
Machinery	15,993,601	—	—
Media	85,790,486	—	—
Metals & Mining	10,492,119	—	—
Multiline Retail	7,065,148	—	—
Multi-Utilities	35,527,938	—	—
Oil, Gas & Consumable Fuels	116,007,161	—	—
Paper & Forest Products	18,261,616	—	—
Pharmaceuticals	90,135,890	—	—
Real Estate Investment Trusts (REITs)	49,726,312	—	—
Road & Rail	29,473,880	—	—
Semiconductors & Semiconductor Equipment	37,339,293	—	—
Software	46,458,155	—	—
Specialty Retail	17,804,250	—	—
Technology Hardware, Storage & Peripherals	33,116,512	—	—
Thrifts & Mortgage Finance	6,704,288	—	—
Affiliated Money Market Mutual Fund	127,981,021	—	—

Total	$1,485,201,676	$—	$—

AST COHEN & STEERS REALTY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.0%
COMMON STOCKS
Diversified REIT’s — 8.6%
American Assets Trust, Inc.	206,788	$6,977,027
Cousins Properties, Inc.	815,715	9,356,251
Empire State Realty Trust, Inc. (Class A Stock)(a)	472,125	7,133,809
PS Business Parks, Inc.	18,243	1,525,480
Vornado Realty Trust	394,586	38,890,396

		63,882,963

Health Care REIT’s — 9.5%
Health Care REIT, Inc.	380,419	22,672,972
Healthcare Trust of America, Inc.	757,522	8,628,176
Omega Healthcare Investors, Inc.(a)	161,031	5,397,759
Ventas, Inc.	563,643	34,139,857

		70,838,764

Homebuilding — 0.3%
Toll Brothers, Inc.*	56,310	2,021,529

Hotel & Resort REIT’s — 7.3%
DiamondRock Hospitality Co.	866,976	10,186,968
Host Hotels & Resorts, Inc.(a)	1,122,779	22,725,047
Strategic Hotels & Resorts, Inc.*	1,075,242	10,956,716
Sunstone Hotel Investors, Inc.	773,002	10,613,317

		54,482,048

Hotels, Resorts & Cruise Lines — 0.8%
Orient-Express Hotels Ltd. (Class A Stock)*	388,628	5,600,129

Industrial REIT’s — 5.9%
First Industrial Realty Trust, Inc.	282,102	5,450,211
ProLogis, Inc.	947,262	38,676,707

		44,126,918

Office REIT’s — 13.3%
Boston Properties, Inc.	231,172	26,476,129
Corporate Office Properties Trust(a)	319,703	8,516,888
Digital Realty Trust, Inc.(a)	53,726	2,851,776
Douglas Emmett, Inc.	478,120	12,976,177
Kilroy Realty Corp.	179,794	10,532,333
QTS Realty Trust, Inc. (Class A Stock)(a)	147,441	3,699,295
SL Green Realty Corp.	332,283	33,434,315

		98,486,913

Real Estate Operating Companies — 1.4%
Forest City Enterprises, Inc. (Class A Stock)*	564,869	10,788,998

Residential REIT’s — 14.3%
Apartment Investment & Management Co. (Class A Stock)	404,225	12,215,680
Equity Residential	773,545	44,857,875
Essex Property Trust, Inc.(a)	32,577	5,539,719
Home Properties, Inc.	226,452	13,614,294
UDR, Inc.	1,156,315	29,867,616

		106,095,184

Retail REIT’s — 27.3%
DDR Corp.(a)	695,494	11,461,741
General Growth Properties, Inc.	786,555	17,304,210
Glimcher Realty Trust	756,659	7,589,290
Kimco Realty Corp.(a)	842,663	18,437,466
Ramco-Gershenson Properties Trust	306,931	5,002,975
Regency Centers Corp.	316,034	16,136,696

	Shares	Value
COMMON STOCKS (Continued)
Retail REIT’s (cont’d.)
Retail Properties of America, Inc.	27,509	$372,472
Simon Property Group, Inc.	544,329	89,269,956
Tanger Factory Outlet Centers, Inc.(a)	284,036	9,941,260
Taubman Centers, Inc.	179,813	12,728,962
Weingarten Realty Investors(a)	476,503	14,295,090

		202,540,118

Specialized REIT’s — 9.3%
Cubesmart	654,091	11,224,202
Extra Space Storage, Inc.	265,126	12,861,262
Public Storage	217,993	36,729,641
Sovran Self Storage, Inc.	111,121	8,161,837

		68,976,942

TOTAL LONG-TERM INVESTMENTS (cost $665,030,074)		727,840,506

SHORT-TERM INVESTMENT — 9.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $69,882,416; includes $57,331,692 of cash collateral for securities on loan)(b)(w)	69,882,416	69,882,416

TOTAL INVESTMENTS — 107.4% (cost $734,912,490)		797,722,922
Liabilities in excess of other assets — (7.4)%		(55,161,322)

NET ASSETS — 100.0%		$742,561,600

AST COHEN & STEERS REALTY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

The following abbreviation is used in the Portfolio descriptions:
REIT	Real Estate Investment Trust
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $56,125,241; cash collateral of $57,331,692 (included with liabilities) was received with which the

Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Diversified REIT’s	$63,882,963	$—	$—
Health Care REIT’s	70,838,764	—	—
Homebuilding	2,021,529	—	—
Hotel & Resort REIT’s	54,482,048	—	—
Hotels, Resorts & Cruise Lines	5,600,129	—	—
Industrial REIT’s	44,126,918	—	—
Office REIT’s	98,486,913	—	—
Real Estate Operating Companies	10,788,998	—	—
Residential REIT’s	106,095,184	—	—
Retail REIT’s	202,540,118	—	—
Specialized REIT’s	68,976,942	—	—
Affiliated Money Market Mutual Fund	69,882,416	—	—

Total	$797,722,922	$—	$—

AST DEFENSIVE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.7%
AFFILIATED MUTUAL FUNDS
AST AQR Emerging Markets Equity Portfolio*	10,200	$102,207
AST AQR Large-Cap Portfolio*	308,260	3,702,202
AST ClearBridge Dividend Growth Portfolio* .	153,366	1,846,523
AST Federated Aggressive Growth Portfolio*	23,723	332,601
AST Goldman Sachs Large-Cap Value Portfolio*	37,964	924,035
AST Goldman Sachs Mid-Cap Growth Portfolio*	3,807	26,912
AST Herndon Large Cap Value Portfolio*	53,286	692,180
AST High Yield Portfolio*	661,780	5,585,422
AST International Growth Portfolio*	174,410	2,424,304
AST International Value Portfolio*	133,191	2,422,736
AST Jennison Large-Cap Growth Portfolio* .	45,420	869,793
AST Jennison Large-Cap Value Portfolio*	40,966	693,964
AST Large-Cap Value Portfolio*	33,270	695,343
AST Loomis Sayles Large-Cap Growth Portfolio*	44,709	1,304,171
AST Lord Abbett Core Fixed-Income Portfolio*	776,063	8,932,490
AST MFS Growth Portfolio*	85,751	1,305,989
AST MFS Large-Cap Value Portfolio*	49,703	694,855
AST Mid-Cap Value Portfolio*	3,904	71,903
AST Money Market Portfolio*	3,718,386	3,718,386
AST Neuberger Berman Core Bond Portfolio*	532,710	5,582,803
AST Neuberger Berman Mid-Cap Growth Portfolio*	3,330	108,035
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	2,883	72,135
AST Parametric Emerging Markets Equity Portfolio*	9,935	89,816
AST PIMCO Limited Maturity Bond Portfolio*	333,694	3,453,733
AST PIMCO Total Return Bond Portfolio*	2,513,148	31,288,696

	Shares	Value
AFFILIATED MUTUAL FUNDS (Continued)
AST Prudential Core Bond Portfolio*	3,521,621	$37,963,074
AST QMA Emerging Markets Equity Portfolio*	6,671	63,971
AST QMA Large-Cap Portfolio*	304,933	3,704,939
AST Small-Cap Growth Portfolio*	16,045	499,156
AST Small-Cap Value Portfolio*	43,253	907,876
AST T. Rowe Price Equity Income Portfolio*	73,793	923,147
AST T. Rowe Price Large-Cap Growth Portfolio*	42,241	870,159
AST T. Rowe Price Natural Resources Portfolio*	1,650	38,636
AST Western Asset Core Plus Bond Portfolio*	2,575,114	27,914,240
AST Western Asset Emerging Markets Debt Portfolio*	376,823	3,723,009

TOTAL LONG-TERM INVESTMENTS (cost $149,067,034)(w)		153,549,441

SHORT-TERM INVESTMENT — 0.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $891,700)(w)	891,700	891,700

TOTAL INVESTMENTS — 100.3% (cost $149,958,734)		154,441,141
Liabilities in excess of other assets — (0.3)%		(412,875)

NET ASSETS — 100.0%		$154,028,266

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$154,441,141	$—	$—

Total	$154,441,141	$—	$—

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.9%
COMMON STOCKS — 99.5%
Aerospace & Defense — 3.5%
Innovative Solutions & Support, Inc.*	1,246,223	$9,384,059
Moog, Inc. (Class A Stock)*	140,000	9,171,400
Teledyne Technologies, Inc.*	113,300	11,027,489

		29,582,948

Air Freight & Logistics — 2.4%
Aramex PJSC (United Arab Emirates)	18,878,588	16,961,432
Echo Global Logistics, Inc.*	175,000	3,206,000

		20,167,432

Auto Components — 1.8%
Tower International, Inc.*	563,300	15,333,026

Biotechnology — 14.8%
Aegerion Pharmaceuticals, Inc.*(a)	55,800	2,573,496
Agios Pharmaceuticals, Inc.*(a)	118,777	4,650,120
Alkermes PLC*	196,800	8,676,912
Catalyst Pharmaceutical Partners, Inc.*(a)	1,702,000	3,846,520
Circassia Pharmaceuticals PLC (United Kingdom)*	8,305	41,537
Cubist Pharmaceuticals, Inc.*(a)	180,900	13,232,835
Cytokinetics, Inc.*(a)	82,133	780,264
Dyax Corp.*	224,100	2,012,418
Dynavax Technologies Corp.*(a)	18,005,000	32,409,000
Galapagos NV (Belgium)*(a)	155,200	3,424,549
InterMune, Inc.*	159,174	5,327,554
MacroGenics, Inc.*	59,400	1,653,102
Progenics Pharmaceuticals, Inc.*(g)	2,134,690	8,730,882
Protalix BioTherapeutics, Inc.*(a)	1,431,987	6,558,500
Puma Biotechnology, Inc.*	69,400	7,227,316
Repligen Corp.*	151,400	1,947,004
Seattle Genetics, Inc.*(a)	49,500	2,255,220
Sunesis Pharmaceuticals, Inc.*(a)	195,000	1,288,950
Threshold Pharmaceuticals, Inc.*(a)	640,163	3,047,176
Ultragenyx Pharmaceutical, Inc.*	73,300	3,583,637
Venaxis, Inc.*(a)	520,000	1,367,600
Versartis, Inc.*	66,857	2,009,053
Zogenix, Inc.*(g)	3,140,000	8,933,300

		125,576,945

Building Products — 1.3%
Continental Building Products, Inc.*	181,500	3,419,460
Fortune Brands Home & Security, Inc.	185,900	7,822,672

		11,242,132

Capital Markets — 2.9%
Affiliated Managers Group, Inc.*	68,600	13,723,430
Artisan Partners Asset Management, Inc. (Class A Stock)	101,000	6,489,250
Marcus & Millichap, Inc.*	262,055	4,675,061

		24,887,741

Commercial Services & Supplies — 0.9%
KAR Auction Services, Inc	240,100	7,287,035

Communications Equipment — 1.8%
CalAmp Corp.*	172,800	4,815,936
Ceragon Networks Ltd. (Israel)*(a)	517,400	1,464,242
RADWARE Ltd. (Israel)*	529,600	9,363,328

		15,643,506

	Shares	Value
COMMON STOCKS (Continued)
Construction & Engineering — 1.7%
Chicago Bridge & Iron Co. NV	146,600	$12,776,190
Louis XIII Holdings Ltd. (Hong Kong)*	1,678,367	1,839,442

		14,615,632

Construction Materials — 2.3%
CaesarStone Sdot-Yam Ltd. (Israel)	248,054	13,489,177
Cemex Latam Holdings SA (Colombia)*	772,000	6,428,309

		19,917,486

Diversified Consumer Services — 0.6%
2U, Inc.*	206,700	2,821,455
Nord Anglia Education, Inc. (Hong Kong)*	131,100	2,513,187

		5,334,642

Diversified Telecommunication Services — 0.7%
inContact, Inc.*	277,400	2,663,040
Premiere Global Services, Inc.*	248,357	2,995,185

		5,658,225

Electric Utilities — 0.4%
ITC Holdings Corp.	99,300	3,708,855

Electronic Equipment, Instruments & Components — 0.5%
Measurement Specialties, Inc.*	59,600	4,043,860

Energy Equipment & Services — 0.5%
Seadrill Partners LLC (Norway)(a)	143,100	4,293,000

Food Products — 1.3%
Amira Nature Foods Ltd. (United Arab Emirates)*(a)	305,391	5,203,863
Annie’s, Inc.*(a)	141,000	5,666,790
Farmer Bros Co.*	12,787	251,904

		11,122,557

Health Care Equipment & Supplies — 6.2%
Adaltis, Inc. (Canada), (OTC)*(g)	41,000	—
Adaltis, Inc. (Canada), (TSX)*(g)	172,400	—
AtriCure, Inc.*	217,000	4,081,770
DexCom, Inc.*	450,000	18,612,000
Insulet Corp.*(a)	106,100	5,031,262
Masimo Corp.*(a)	135,600	3,703,236
NuVasive, Inc.*	192,000	7,374,720
Staar Surgical Co.*	137,059	2,576,709
Veracyte, Inc.*	200,343	3,431,876
Zeltiq Aesthetics, Inc.*	393,000	7,706,730

		52,518,303

Health Care Providers & Services — 0.2%
Chindex International, Inc.*	107,382	2,048,849

Health Care Technology — 0.4%
Medidata Solutions, Inc.*	19,776	1,074,628
Veeva Systems, Inc.*	86,500	2,309,550

		3,384,178

Hotels, Restaurants & Leisure — 6.7%
Buffalo Wild Wings, Inc.*(a)	17,100	2,546,190
ClubCorp Holdings, Inc.	355,600	6,720,840
Del Frisco’s Restaurant Group, Inc.*	529,700	14,778,630
International Meal Co. Holdings SA (Brazil)*	527,500	4,007,977
Melco Crown Entertainment Ltd. (Hong Kong), ADR*	203,700	7,873,005
Merlin Entertainments PLC (United Kingdom)	363,400	2,284,010

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
NagaCorp Ltd. (Cambodia)	6,448,600	$6,732,161
Noodles & Co.*(a)	73,200	2,889,204
Six Flags Entertainment Corp.	114,000	4,577,100
Vail Resorts, Inc.	64,900	4,523,530

		56,932,647

Internet & Catalog Retail — 2.6%
ASOS PLC (United Kingdom)*	32,800	2,835,224
RetailMeNot, Inc.*	146,600	4,691,200
Shutterfly, Inc.*(a)	91,254	3,894,721
Yoox SpA (Italy)*	216,100	7,393,945
zulily, Inc. (Class A Stock)*(a)	59,000	2,961,210

		21,776,300

Internet Software & Services — 8.6%
Aerohive Networks, Inc.*	206,667	2,180,337
Amber Road, Inc.*	154,700	2,382,380
Borderfree, Inc.*(a)	77,300	1,440,872
Care.com, Inc.*(a)	92,856	1,536,767
ChannelAdvisor Corp.*	164,833	6,220,797
CoStar Group, Inc.*	43,588	8,139,623
Cvent, Inc.*	106,352	3,844,625
Demandware, Inc.*	66,600	4,266,396
E2open, Inc.*(a)	155,600	3,667,492
Envestnet, Inc.*	291,200	11,700,416
Halogen Software, Inc. (Canada)*	58,381	514,894
Marchex, Inc. (Class B Stock)	129,000	1,355,790
Marketo, Inc.*	69,400	2,267,298
Mediabistro, Inc.*(a)	168,756	410,077
NIC, Inc.	205,800	3,973,998
Q2 Holdings, Inc.*	95,600	1,484,668
SciQuest, Inc.*	37,600	1,015,764
Synacor, Inc.*(a)	279,800	691,106
Telecity Group PLC (United Kingdom)	586,970	6,839,917
Textura Corp.*(a)	216,736	5,463,915
Zillow, Inc. (Class A Stock)*(a)	38,950	3,431,495

		72,828,627

IT Services — 1.0%
Luxoft Holding, Inc.*	138,500	4,857,195
MoneyGram International, Inc.*(a)	227,700	4,018,905

		8,876,100

Leisure Products — 0.4%
Malibu Boats, Inc.*	155,766	3,461,121

Machinery — 1.1%
Chart Industries, Inc.*(a)	18,000	1,431,900
Global Brass & Copper Holdings, Inc.	205,911	3,247,216
ITT Corp	110,200	4,712,152

		9,391,268

Media — 1.9%

AMC Entertainment Holdings, Inc. (Class A Stock)*	161,800	3,923,650
CBS Outdoor Americas, Inc.*	103,300	3,021,525
Central European Media Enterprises Ltd. (Czech Republic) (Class A Stock)*(a)	2,625,000	7,717,500
National CineMedia, Inc.	100,800	1,512,000

		16,174,675

Metals & Mining — 1.3%
US Silica Holdings, Inc.(a)	288,679	11,018,877

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels — 1.9%
Avance Gas Holding Ltd. (United Kingdom)*	69,900	$1,447,543
Carrizo Oil & Gas, Inc.*	97,000	5,185,620
Dorian LPG Ltd.*	855,200	3,013,581
Gevo, Inc.*(a)	1,285,000	1,503,450
Tanker Investments Ltd. (Marshall Islands)*	85,821	1,110,780
Vermilion Energy, Inc. (Canada)	61,700	3,853,808

		16,114,782

Paper & Forest Products — 1.0%
Boise Cascade Co.*	302,000	8,649,280

Pharmaceuticals — 4.8%
Alexza Pharmaceuticals, Inc.*(a)	368,000	1,630,240
BioDelivery Sciences International, Inc.*(a)	1,003,000	8,465,320
Corcept Therapeutics, Inc.*(a)	1,368,000	5,964,480
Corcept Therapeutics, Inc., PIPE*	123,242	537,335
Egalet Corp.*	358,200	5,011,218
GW Pharmaceuticals PLC (United Kingdom), ADR*(a)	32,300	1,917,651
Nektar Therapeutics*	665,000	8,059,800
Revance Therapeutics, Inc.*	25,654	808,101
Salix Pharmaceuticals Ltd.*(a)	82,200	8,516,742

		40,910,887

Real Estate Investment Trusts (REITs) — 0.7%
Concentradora Fibra Hotelera Mexicana SAde CV (Mexico)(a)	1,701,900	2,871,806
CyrusOne, Inc.	160,800	3,349,464

		6,221,270

Real Estate Management & Development — 0.3%
RE/MAX Holdings, Inc. (Class A Stock)*	93,848	2,705,638

Road & Rail — 1.9%
DSV A/S (Denmark)	492,000	15,864,688

Semiconductors & Semiconductor Equipment — 3.2%
JinkoSolar Holding Co. Ltd. (Cayman Islands), ADR*(a)	125,000	3,493,750
Mattson Technology, Inc.*	518,050	1,201,876
Microsemi Corp.*	291,973	7,308,084
RDA Microelectronics, Inc. (China), ADR	672,900	12,065,097
Rubicon Technology, Inc.*(a)	77,400	873,846
Tessera Technologies, Inc.	94,300	2,228,309

		27,170,962

Software — 7.4%
BroadSoft, Inc.*	385,000	10,291,050
Callidus Software, Inc.*	200,000	2,504,000
Cinedigm Corp.*	4,505,387	11,533,791
CommVault Systems, Inc.*(a)	277,900	18,049,605
Exa Corp.*	119,421	1,583,522
FireEye, Inc.*(a)	52,000	3,201,640
FleetMatics Group PLC*(a)	161,100	5,388,795
Infoblox, Inc.*	54,000	1,083,240
Sapiens International Corp. NV (Israel)	284,800	2,309,728
Synchronoss Technologies, Inc.*	159,000	5,452,110
Varonis Systems, Inc.*	51,200	1,830,912

		63,228,393

Specialty Retail — 1.1%
Container Store Group, Inc. (The)*(a)	87,800	2,980,810
Dick’s Sporting Goods, Inc.	69,500	3,795,395

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
Five Below, Inc.*(a)	59,700	$2,536,056

		9,312,261

Technology Hardware, Storage & Peripherals — 0.7%
Nimble Storage, Inc.*	155,000	5,872,950

Textiles, Apparel & Luxury Goods — 3.9%
Arezzo Industria e Comercio SA (Brazil)	322,100	3,930,784
Brunello Cucinelli SpA (Italy)(a)	74,600	1,975,954
Moncler SpA (Italy)*	55,863	955,074
Salvatore Ferragamo SpA (Italy)	314,400	9,249,748
Samsonite International SA (Hong Kong)	4,955,000	15,331,657
Vince Holding Corp.*	52,700	1,389,172

		32,832,389

Thrifts & Mortgage Finance — 1.6%
Essent Group Ltd.*(a)	87,436	1,963,813
EverBank Financial Corp.(a)	327,100	6,453,683
Walker & Dunlop, Inc.*	297,400	4,862,490

		13,279,986

Trading Companies & Distributors — 2.7%
Air Lease Corp.	296,600	11,060,214
Kaman Corp.	121,900	4,958,892
Stock Building Supply Holdings, Inc.*	321,500	6,532,880

		22,551,986

Wireless Telecommunication Services — 0.5%
RingCentral, Inc. (Class A Stock)*(a)	258,800	4,684,280

TOTAL COMMON STOCKS (cost $658,047,064)		846,225,719

	Units
RIGHTS*(l) — 0.2%
Media — 0.2%
Central European Media Enterprises Ltd.
(Czech Republic)
(cost $0)	42,000	1,372,662

WARRANTS*(l) — 0.1%
Biotechnology — 0.1%
Dynavax Technologies Corp., expiring 04/16/15	173,656	53,399
Zogenix, Inc., expiring 07/24/17(g)	850,500	297,675

		351,074

Oil, Gas & Consumable Fuels
Syntroleum Corp., expiring 07/16/16	615,342	—

Pharmaceuticals
Alexza Pharmaceuticals, Inc., expiring 02/23/17	1,375,000	—
Corcept Therapeutics, Inc., expiring 03/29/15	43,135	14,235
Threshold Pharmaceuticals, Inc., expiring 10/05/14	90,745	246,826

		261,061

TOTAL WARRANTS (cost $38,442)		612,135

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CONVERTIBLE BOND — 0.1%
Biotechnology
Protalix BioTherapeutics, Inc., Unsec’d. Notes, 144A (cost $670,000)
4.500%	09/15/18	670	$708,525

TOTAL LONG-TERM INVESTMENTS
(cost $658,755,506)			848,919,041

	Shares
SHORT-TERM INVESTMENT — 16.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $139,750,705; includes $139,750,683 of cash collateral for securities on loan)(b)(w)	139,750,705	139,750,705

TOTAL INVESTMENTS — 116.3% (cost $798,506,211)		988,669,746
Liabilities in excess of other assets — (16.3)%		(138,497,813)

NET ASSETS — 100.0%		$850,171,933

The following abbreviations are used in the Portfolio descriptions:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
OTC	Over-The-Counter
PIPE	Private Investment In Public Equity
TSX	Toronto Stock Exchange
*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $136,919,123; cash collateral of $139,750,683 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	Indicates a security that has been deemed illiquid.
(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2014.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$29,582,948	$—	$—
Air Freight & Logistics	20,167,432	—	—
Auto Components	15,333,026	—	—
Biotechnology	122,152,396	3,424,549	—
Building Products	11,242,132	—	—
Capital Markets	24,887,741	—	—
Commercial Services & Supplies	7,287,035	—	—
Communications Equipment	15,643,506	—	—
Construction & Engineering	12,776,190	1,839,442	—
Construction Materials	19,917,486	—	—
Diversified Consumer Services	5,334,642	—	—
Diversified Telecommunication Services	5,658,225	—	—
Electric Utilities	3,708,855	—	—
Electronic Equipment, Instruments & Components	4,043,860	—	—
Energy Equipment & Services	4,293,000	—	—
Food Products	11,122,557	—	—
Health Care Equipment & Supplies	52,518,303	—	—
Health Care Providers & Services	2,048,849	—	—
Health Care Technology	3,384,178	—	—
Hotels, Restaurants & Leisure	50,200,486	6,732,161	—
Internet & Catalog Retail	11,547,131	10,229,169	—
Internet Software & Services	65,988,710	6,839,917	—
IT Services	8,876,100	—	—
Leisure Products	3,461,121	—	—
Machinery	9,391,268	—	—
Media	16,174,675	—	—
Metals & Mining	11,018,877	—	—
Oil, Gas & Consumable Fuels	16,114,782	—	—
Paper & Forest Products	8,649,280	—	—
Pharmaceuticals	40,910,887	—	—
Real Estate Investment Trusts (REITs)	6,221,270	—	—
Real Estate Management & Development	2,705,638	—	—
Road & Rail	—	15,864,688	—
Semiconductors & Semiconductor Equipment	27,170,962	—	—
Software	63,228,393	—	—
Specialty Retail	9,312,261	—	—
Technology Hardware, Storage & Peripherals	5,872,950	—	—
Textiles, Apparel & Luxury Goods	21,606,687	11,225,702	—
Thrifts & Mortgage Finance	13,279,986	—	—
Trading Companies & Distributors	22,551,986	—	—
Wireless Telecommunication Services	4,684,280	—	—
Rights
Media	—	—	1,372,662
Warrants
Biotechnology	53,399	297,675	—
Oil, Gas & Consumable Fuels	—	—	—
Pharmaceuticals	246,826	14,235	—

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Level 1	Level 2	Level 3
Convertible Bond	$—	$708,525	$—
Affiliated Money Market Mutual Fund	139,750,705	—	—

Total	$930,121,021	$57,176,063	$1,372,662

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 90.4%
COMMON STOCKS — 63.9%
Aerospace & Defense — 1.6%
Airbus Group NV (France)	63,300	$4,533,633
BE Aerospace, Inc.*	43,740	3,796,195
Boeing Co. (The)	114,640	14,386,174
Finmeccanica SpA (Italy)*	415,500	4,103,341
Rolls-Royce Holdings PLC (United Kingdom)*	96,500	1,727,470
Safran SA (France)	57,870	4,009,230
Singapore Technologies Engineering Ltd. (Singapore)	106,000	322,499
United Technologies Corp.	115,070	13,444,779

		46,323,321

Air Freight & Logistics — 0.4%
FedEx Corp	82,840	10,981,270

Airlines — 0.7%
Air New Zealand Ltd. (New Zealand)	154,927	275,253
Alaska Air Group, Inc	48,440	4,519,936
American Airlines Group, Inc.*	277,810	10,167,846
China Southern Airlines Co. Ltd. (China) (Class H Stock)	3,490,000	1,136,899
International Consolidated Airlines Group SA (United Kingdom)*	378,300	2,631,905
Japan Airlines Co. Ltd. (Japan)	28,000	1,378,009

		20,109,848

Auto Components — 0.8%
Aisin Seiki Co. Ltd. (Japan)	32,700	1,180,357
Bridgestone Corp. (Japan)	95,600	3,388,128
Continental AG (Germany)	8,870	2,127,192
Cooper Tire & Rubber Co.	53,650	1,303,695
Delphi Automotive PLC (United Kingdom)	150,700	10,226,502
Denso Corp. (Japan)	14,400	690,571
Exide Industries Ltd. (India)	145,648	295,905
NGK Spark Plug Co. Ltd. (Japan)	14,000	314,608
TRW Automotive Holdings Corp.*	47,350	3,864,707

		23,391,665

Automobiles — 0.9%
Bayerische Motoren Werke AG (Germany)	32,609	4,120,694
Daimler AG (Germany)	33,229	3,143,444
Fuji Heavy Industries Ltd. (Japan)	38,500	1,042,575
Honda Motor Co. Ltd. (Japan)	104,500	3,677,006
Hyundai Motor Co. (South Korea)	3,478	822,378
Mazda Motor Corp. (Japan)	526,000	2,336,809
Renault SA (France)	28,860	2,803,299
Toyota Motor Corp. (Japan)	139,100	7,844,384

		25,790,589

Banks — 5.9%
Australia & New Zealand Banking Group Ltd. (Australia)	118,663	3,650,435
Banco Bilbao Vizcaya Argentaria SA (Spain)	305,015	3,667,585
Banco Bradesco SA (Brazil)	35,800	526,350
Banco Popular Espanol SA (Spain)	217,251	1,642,758
Bank of America Corp.	1,185,430	20,389,396
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	453,900	385,897
Banque Cantonale Vaudoise (Switzerland)	2,940	1,715,862
Banregio Grupo Financiero SAB de CV (Mexico)	58,200	338,131

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Barclays PLC (United Kingdom)	1,013,546	$3,944,171
BNP Paribas SA (France)	74,509	5,744,611
BOC Hong Kong Holdings Ltd. (China)	190,500	543,958
Boston Private Financial Holdings, Inc.	245,610	3,323,103
CaixaBank SA (Spain)	545,497	3,511,411
China Construction Bank Corp. (China) (Class H Stock)	889,000	624,026
Citigroup, Inc.	328,550	15,638,980
Commerzbank AG (Germany)*	197,480	3,632,489
Commonwealth Bank of Australia (Australia)	35,716	2,571,185
CVB Financial Corp	139,040	2,210,736
Dah Sing Financial Holdings Ltd. (Hong Kong)	292,800	1,377,683
DBS Group Holdings Ltd. (Singapore)	181,000	2,332,012
DNB ASA (Norway)	197,000	3,423,145
East West Bancorp, Inc.	108,940	3,976,310
Erste Group Bank AG (Austria)	51,196	1,751,399
FirstMerit Corp.	179,500	3,738,985
Hanmi Financial Corp.	91,590	2,134,047
HSBC Holdings PLC (United Kingdom)	112,931	1,143,466
Intesa Sanpaolo SpA (Italy)	680,933	2,310,551
Investors Bancorp, Inc.	86,240	2,383,674
JPMorgan Chase & Co.	338,110	20,526,658
KBC Groep NV (Belgium)	44,538	2,742,933
Kotak Mahindra Bank Ltd. (India)	40,100	525,512
Lloyds Banking Group PLC (United Kingdom)*	3,870,300	4,841,788
M&T Bank Corp	32,780	3,976,214
Mitsubishi UFJ Financial Group, Inc. (Japan)	607,400	3,344,822
National Australia Bank Ltd. (Australia)	168,951	5,570,352
Natixis (France)	130,330	957,175
Punjab National Bank (India)	41,321	515,975
Regions Financial Corp.	948,430	10,537,057
Security Bank Corp. (Philippines)	133,166	314,762
Shinhan Financial Group Co. Ltd. (South Korea)	13,840	612,368
Societe Generale SA (France)	62,880	3,870,635
Standard Bank Group Ltd. (South Africa)	36,900	486,147
Standard Chartered PLC (United Kingdom)	29,465	616,127
Sumitomo Mitsui Financial Group, Inc. (Japan)	98,200	4,209,238
Suruga Bank Ltd. (Japan)	29,000	510,851
Swedbank AB (Sweden) (Class A Stock)	119,600	3,210,749
Talmer Bancorp, Inc. (Class A Stock)*	105,360	1,542,470
UniCredit SpA (Italy)	484,000	4,424,286
Westpac Banking Corp. (Australia)	50,986	1,639,340

		173,607,815

Beverages — 1.2%
Anheuser-Busch InBev NV (Belgium)	66,606	7,014,669
Carlsberg A/S (Denmark) (Class B Stock)	14,200	1,411,592
Cia Cervecerias Unidas SA (Chile), ADR	30,600	684,828
Coca-Cola HBC AG (Switzerland)	14,690	366,237
Constellation Brands, Inc. (Class A Stock)*	85,880	7,297,224
Diageo PLC (United Kingdom)	84,244	2,616,526
Embotelladora Andina SA (Chile) (Class B Stock), ADR	12,500	265,000
Fomento Economico Mexicano SAB de CV (Mexico)	36,500	340,411

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Beverages (cont’d.)
PepsiCo, Inc.	178,860	$14,934,810

		34,931,297

Biotechnology — 1.5%
BioMarin Pharmaceutical, Inc.*	140,630	9,592,372
Celldex Therapeutics, Inc.*(a)	43,560	769,705
CSL Ltd. (Australia)	24,431	1,578,044
Cubist Pharmaceuticals, Inc.*(a)	45,240	3,309,306
Gilead Sciences, Inc.*	205,010	14,527,009
Medivation, Inc.*	206,170	13,271,163
NewLink Genetics Corp.*(a)	25,660	728,744
Swedish Orphan Biovitrum AB (Sweden)*	72,100	791,154

		44,567,497

Building Products — 0.2%
Assa Abloy AB (Sweden) (Class B Stock)	29,600	1,576,695
Cie de Saint-Gobain (France)	64,680	3,905,024
Daikin Industries Ltd. (Japan)	6,700	375,732
LIXIL Group Corp. (Japan)	32,000	883,028

		6,740,479

Capital Markets — 1.7%
Credit Suisse Group AG (Switzerland)*	181,340	5,869,627
Daiwa Securities Group, Inc. (Japan)	68,000	590,801
E*Trade Financial Corp.*	197,060	4,536,321
Invesco Ltd	355,200	13,142,400
KIWOOM Securities Co. Ltd. (South Korea)	6,857	344,673
Macquarie Group Ltd. (Australia)	23,460	1,265,012
Nomura Holdings, Inc. (Japan)	264,400	1,696,095
Partners Group Holding AG (Switzerland)	4,750	1,334,215
SBI Holdings, Inc. (Japan)	7,800	94,000
State Street Corp	179,770	12,503,003
UBS AG (Switzerland)*	348,570	7,213,084

		48,589,231

Chemicals — 1.8%
Arkema SA (France)	35,330	3,996,750
Asahi Kasei Corp. (Japan)	238,000	1,613,783
Ashland, Inc.	117,710	11,709,791
CF Industries Holdings, Inc.	34,710	9,046,814
Daicel Corp. (Japan)	22,000	180,372
Innospec, Inc.	93,110	4,211,365
LANXESS AG (Germany)	17,030	1,285,466
LyondellBasell Industries NV (Class A Stock)	148,000	13,163,120
Nippon Shokubai Co. Ltd. (Japan)	52,000	615,709
PPG Industries, Inc.	27,530	5,325,954
Rockwood Holdings, Inc.	35,710	2,656,824

		53,805,948

Commercial Services & Supplies — 0.2%
Brambles Ltd. (Australia)	74,985	645,175
KEPCO Plant Service & Engineering Co.
Ltd. (South Korea)	13,305	848,370
Multi-Color Corp.	30,670	1,073,450
Park24 Co. Ltd. (Japan)	21,800	414,225
Rentokil Initial PLC (United Kingdom)	722,400	1,484,178

		4,465,398

Communications Equipment — 0.7%
QUALCOMM, Inc.	250,230	19,733,138

	Shares	Value
COMMON STOCKS (Continued)
Communications Equipment (cont’d.)
VTech Holdings Ltd. (Hong Kong)	26,200	$336,768

		20,069,906

Construction & Engineering
CTCI Corp. (Taiwan)	225,000	337,811
JGC Corp. (Japan)	3,000	104,218
Larsen & Toubro Ltd. (India)	30,427	649,374

		1,091,403

Construction Materials — 0.3%
Eagle Materials, Inc	31,620	2,803,429
Grasim Industries Ltd. (India)	11,115	537,799
HeidelbergCement AG (Germany)	46,680	4,001,031
Martin Marietta Materials, Inc.(a)	19,960	2,561,866

		9,904,125

Consumer Finance — 0.6%
Capital One Financial Corp	201,430	15,542,339
Hitachi Capital Corp. (Japan)	14,500	309,714
Shriram Transport Finance Co. Ltd. (India)	48,349	622,173
Springleaf Holdings, Inc.*	89,810	2,258,722

		18,732,948

Containers & Packaging — 0.1%
Amcor Ltd. (Australia)	101,756	983,166
Rock-Tenn Co. (Class A Stock)	18,110	1,911,873

		2,895,039

Distributors
Dah Chong Hong Holdings Ltd. (China)	206,000	134,016

Diversified Consumer Services — 0.1%
Service Corp. International	186,490	3,707,421

Diversified Financial Services — 0.9%
African Bank Investments Ltd. (South Africa)	297,968	304,251
Bolsa Mexicana de Valores SAB de CV (Mexico)	184,300	363,927
Infrastructure Development Finance Co. Ltd. (India)	261,016	535,521
ING Groep NV (Netherlands), CVA*	383,300	5,451,202
Interactive Brokers Group, Inc. (Class A Stock)	113,610	2,461,929
IntercontinentalExchange Group, Inc.	35,350	6,993,291
McGraw Hill Financial, Inc.	75,140	5,733,182
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	60,100	295,036
ORIX Corp. (Japan)	262,800	3,703,898
Remgro Ltd. (South Africa)	24,500	476,556

		26,318,793

Diversified Telecommunication Services — 0.9%
China Communications Services Corp. Ltd. (China) (Class H Stock)	472,000	218,696
China Telecom Corp. Ltd. (China) (Class H Stock)	756,000	348,869
HKT Trust and HKT Ltd. (Hong Kong)	2,215,000	2,342,664
Iliad SA (France)	5,776	1,665,473
Koninklijke KPN NV (Netherlands)*	542,118	1,913,731
KT Corp. (South Korea)	22,640	630,227
Orange Polska SA (Poland)	92,200	315,586
Singapore Telecommunications Ltd. (Singapore)	659,000	1,915,526
Swisscom AG (Switzerland)	2,430	1,492,932

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Diversified Telecommunication Services (cont’d.)
TDC A/S (Denmark)	215,800	$1,994,996
Telefonica Brasil SA (Brazil)	29,000	525,936
Telefonica SA (Spain)	50,037	792,928
Telstra Corp. Ltd. (Australia)	30,159	142,213
Verizon Communications, Inc., (NYSE)	255,640	12,160,795
Verizon Communications, Inc., (XLON)	29,769	1,419,386

		27,879,958

Electric Utilities — 1.8%
CLP Holdings Ltd. (Hong Kong)	223,000	1,682,923
Duke Energy Corp.	281,500	20,048,430
Edison International	184,350	10,436,053
EDP—Energias de Portugal SA (Portugal)	621,062	2,883,380
Enel SpA (Italy)	946,787	5,355,227
Fortum OYJ (Finland)	64,800	1,472,991
Great Plains Energy, Inc.	120,860	3,268,054
Kansai Electric Power Co., Inc. (The) (Japan)*	84,000	861,037
Korea Electric Power Corp. (South Korea)	22,960	788,106
Portland General Electric Co.	96,270	3,113,372
Red Electrica Corp. SA (Spain)	16,300	1,325,445
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	41,600	352,381

		51,587,399

Electrical Equipment — 0.6%
Eaton Corp. PLC	110,300	8,285,736
Havells India Ltd. (India)	22,943	359,216
Legrand SA (France)	23,010	1,429,389
Mabuchi Motor Co. Ltd. (Japan)	5,900	386,834
Mitsubishi Electric Corp. (Japan)	107,000	1,204,477
Nidec Corp. (Japan)	23,800	1,459,356
Regal-Beloit Corp.	50,930	3,703,120
Schneider Electric SA (France)	23,872	2,115,699

		18,943,827

Electronic Equipment, Instruments & Components — 0.6%
Chroma ATE, Inc. (Taiwan)	223,000	532,670
Flextronics International Ltd. (Singapore)*	261,200	2,413,488
GeoVision, Inc. (Taiwan)	36,000	241,825
Hamamatsu Photonics KK (Japan)	12,100	545,863
Hitachi Ltd. (Japan)	541,000	4,004,514
Hoya Corp. (Japan)	57,000	1,783,018
InvenSense, Inc.*(a)	115,030	2,722,760
Keyence Corp. (Japan)	2,000	823,933
Murata Manufacturing Co. Ltd. (Japan)	10,100	954,662
Omron Corp. (Japan)	47,400	1,961,257
Taiyo Yuden Co. Ltd. (Japan)	56,600	698,084

		16,682,074

Energy Equipment & Services — 1.3%
Dril-Quip, Inc.*	27,650	3,099,565
FMC Technologies, Inc.*	163,940	8,572,423
Forum Energy Technologies, Inc.*	84,410	2,615,022
National Oilwell Varco, Inc.	98,460	7,667,080
Schlumberger Ltd.	160,500	15,648,750
Tidewater, Inc.	37,940	1,844,643

		39,447,483

Food & Staples Retailing — 1.4%
Ain Pharmaciez, Inc. (Japan)	3,000	138,700
CVS Caremark Corp.	219,170	16,407,066

	Shares	Value
COMMON STOCKS (Continued)
Food & Staples Retailing (cont’d.)
E-Mart Co. Ltd. (South Korea)	2,326	$534,062
Jeronimo Martins SGPS SA (Portugal)	13,200	221,507
President Chain Store Corp. (Taiwan)	68,000	479,750
Seven & I Holdings Co. Ltd. (Japan)	76,800	2,926,424
Shoprite Holdings Ltd. (South Africa)	16,000	241,444
Sundrug Co. Ltd. (Japan)	9,200	420,482
Tesco PLC (United Kingdom)	399,100	1,968,396
United Natural Foods, Inc.*	10,120	717,710
Walgreen Co.	175,920	11,615,998
Wesfarmers Ltd. (Australia)	95,373	3,654,276
Woolworths Ltd. (Australia)	17,437	578,246

		39,904,061

Food Products — 0.7%
a2 Milk Co. Ltd. (New Zealand)*	270,170	213,650
Calbee, Inc. (Japan)	7,800	183,788
Dairy Crest Group PLC (United Kingdom)	166,656	1,345,255
Darling International, Inc.*	73,030	1,462,061
Nestle SA (Switzerland)	175,829	13,234,589
Thai Union Frozen Products PCL (Thailand)	135,400	286,953
Unilever PLC (United Kingdom)	45,400	1,941,727
Uni-President Enterprises Corp. (Taiwan)	449,000	782,219
WhiteWave Foods Co. (The) (Class A Stock)*	42,990	1,226,935

		20,677,177

Gas Utilities — 0.1%
APA Group (Australia)	45,940	273,805
Atmos Energy Corp.	76,190	3,590,835
ENN Energy Holdings Ltd. (China)	54,000	376,725

		4,241,365

Health Care Equipment & Supplies — 0.4%
Ginko International Co. Ltd. (Taiwan)	14,000	241,894
GN Store Nord A/S (Denmark)	51,000	1,265,999
Hologic, Inc.*(a)	318,420	6,846,030
Mindray Medical International Ltd. (China), ADR(a)	10,500	339,780
Nihon Kohden Corp. (Japan)	14,700	585,443
Shandong Weigao Group Medical Polymer Co. Ltd. (China) (Class H Stock)	252,000	287,799
St Shine Optical Co. Ltd. (Taiwan)	13,000	290,582
Teleflex, Inc.	19,160	2,054,718
Top Glove Corp. Bhd (Malaysia)	168,700	256,040

		12,168,285

Health Care Providers & Services — 1.2%
Air Methods Corp.*(a)	49,100	2,623,413
Catamaran Corp.*	70,500	3,155,580
Express Scripts Holding Co.*	155,610	11,684,755
Fleury SA (Brazil)	61,900	521,608
Fresenius SE & Co. KGaA (Germany)	21,130	3,316,766
Hanger, Inc.*	57,240	1,927,843
McKesson Corp.	49,960	8,821,437
Ramsay Health Care Ltd. (Australia)	30,432	1,359,832
Ryman Healthcare Ltd. (New Zealand)	36,271	275,768
Ship Healthcare Holdings, Inc. (Japan)	17,900	686,103

		34,373,105

Hotels, Restaurants & Leisure — 0.7%
Accor SA (France)	15,470	791,713
Crown Resorts Ltd. (Australia)	51,334	793,943

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Gourmet Master Co. Ltd. (Taiwan)	69,000	$535,662
Melco International Development Ltd. (Hong Kong)	156,000	524,496
Minor International Pcl (Thailand), NVDR	386,800	296,635
Sands China Ltd. (Hong Kong)	90,800	680,995
Shangri-La Asia Ltd. (Hong Kong)	134,000	219,723
Starbucks Corp.	153,060	11,231,543
Wowprime Corp. (Taiwan)	24,000	348,848
Wyndham Worldwide Corp.	45,890	3,360,525
Wynn Macau Ltd. (Macau)	360,800	1,501,716

		20,285,799

Household Durables — 0.6%
Consorcio ARA SAB de CV (Mexico)*	683,800	305,354
Jarden Corp.*	54,665	3,270,607
Man Wah Holdings Ltd. (China)	149,200	252,448
Mohawk Industries, Inc.*	84,230	11,453,595
Techtronic Industries Co. (Hong Kong)	94,000	262,455
Tupperware Brands Corp.	35,570	2,979,343

		18,523,802

Household Products — 1.3%
Colgate-Palmolive Co.	171,030	11,094,716
Energizer Holdings, Inc.	18,110	1,824,401
Kimberly-Clark de Mexico SAB de CV (Mexico) (Class A Stock)	119,000	317,655
LG Household & Health Care Ltd. (South Korea)	1,371	592,706
Procter & Gamble Co. (The)	205,600	16,571,360
Reckitt Benckiser Group PLC (United Kingdom)	78,100	6,373,307

		36,774,145

Independent Power & Renewable Electricity Producers —0.1%
China Longyuan Power Group Corp. (China) (Class H Stock)	300,000	302,304
Drax Group PLC (United Kingdom)	134,700	1,722,258
NTPC Ltd. (India)	325,965	655,574
Tractebel Energia SA (Brazil)	21,700	339,511

		3,019,647

Industrial Conglomerates — 0.8%
Carlisle Cos., Inc.	44,490	3,529,837
Danaher Corp.	172,020	12,901,500
Enka Insaat ve Sanayi A/S (Turkey)	123,000	367,208
Hutchison Whampoa Ltd. (Hong Kong)	92,000	1,221,007
Koninklijke Philips NV (Netherlands)	46,300	1,628,804
LG Corp. (South Korea)	4,767	259,837
Quinenco SA (Chile)	192,515	417,767

Sembcorp Industries Ltd. (Singapore)	474,000	2,073,388

		22,399,348

Insurance — 2.2%
Aegon NV (Netherlands)	397,348	3,660,038
AIA Group Ltd. (Hong Kong)	343,800	1,635,164
Allianz SE (Germany)	19,053	3,220,332
American International Group, Inc.	211,080	10,556,111
Aviva PLC (United Kingdom)	280,800	2,240,401
AXA SA (France)	69,690	1,810,469
Axis Capital Holdings Ltd.	77,500	3,553,375
China Life Insurance Co. Ltd. (Taiwan)	444,000	408,764

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	88,600	$317,206
Genworth Financial, Inc. (Class A Stock)*	111,830	1,982,746
Legal & General Group PLC (United Kingdom)	368,303	1,257,424
MetLife, Inc.	311,520	16,448,256
Prudential PLC (United Kingdom)	127,269	2,694,834
Reinsurance Group of America, Inc	77,130	6,141,862
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	2,267	510,642
St James’s Place PLC (United Kingdom)	151,300	2,084,923
StanCorp Financial Group, Inc.	40,060	2,676,008
Suncorp Group Ltd. (Australia)	203,646	2,437,122
Tokio Marine Holdings, Inc. (Japan)	55,200	1,655,469

		65,291,146

Internet & Catalog Retail — 0.6%
Amazon.com, Inc.*	43,490	14,635,255
HomeAway, Inc.*	40,540	1,527,142
Rakuten, Inc. (Japan)	28,500	380,693

		16,543,090

Internet Software & Services — 2.4%
Cornerstone OnDemand, Inc.*	37,390	1,789,859
eBay, Inc.*	251,810	13,909,984
Facebook, Inc. (Class A Stock)*	187,330	11,284,759
Google, Inc. (Class A Stock)*	27,970	31,172,845
Move, Inc.*	36,050	416,738
NAVER Corp. (South Korea)	308	225,047
NetEase, Inc. (China), ADR(a)	3,600	242,280
Tencent Holdings Ltd. (China)	2,500	174,500
Twitter, Inc.*(a)	68,190	3,182,427
Yahoo! Japan Corp. (Japan)	60,000	293,936
Yelp, Inc.*	86,150	6,627,520

		69,319,895

IT Services — 0.9%
Amadeus IT Holding SA (Spain) (Class A Stock)	109,200	4,537,843
Cognizant Technology Solutions Corp. (Class A Stock)*	6,200	313,782
ExlService Holdings, Inc.*	69,110	2,136,190
Fidelity National Information Services, Inc.	134,710	7,200,249
Genpact Ltd.*	117,500	2,046,850
Infosys Ltd. (India)	17,518	958,763
Obic Co. Ltd. (Japan)	10,800	340,808
Total System Services, Inc.	296,960	9,030,553
Wipro Ltd. (India)	33,726	309,121

		26,874,159

Leisure Products — 0.1%
Brunswick Corp.	68,850	3,118,217
Goodbaby International Holdings Ltd. (China)	617,000	329,602

		3,447,819

Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	230,830	12,908,014
Bio-Rad Laboratories, Inc. (Class A Stock)*	19,740	2,529,089
Bruker Corp.*	129,950	2,961,561

		18,398,664

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Machinery — 1.8%
Andritz AG (Austria)	24,200	$1,496,328
Colfax Corp.*	58,700	4,187,071
Cummins, Inc.	39,610	5,901,494
FANUC Corp. (Japan)	5,800	1,025,394
Flowserve Corp.	53,000	4,152,020
Hino Motors Ltd. (Japan)	28,800	426,534
IDEX Corp.	58,810	4,286,661
Ingersoll-Rand PLC	171,500	9,816,660
Kawasaki Heavy Industries Ltd. (Japan)	505,000	1,860,527
King Slide Works Co. Ltd. (Taiwan)	29,000	396,023
Kubota Corp. (Japan)	31,000	412,007
Makita Corp. (Japan)	4,700	258,752
Mitsubishi Heavy Industries Ltd. (Japan)	95,000	549,706
NGK Insulators Ltd. (Japan)	16,000	333,787
Nordson Corp.	25,550	1,801,020
NSK Ltd. (Japan)	102,000	1,046,259
Pall Corp.	102,450	9,166,201
Scania AB (Sweden) (Class B Stock)	152,400	4,485,264
SMC Corp. (Japan)	1,600	421,973
TK Corp. (South Korea)*	17,153	318,922

		52,342,603

Marine — 0.1%
A.P. Moeller-Maersk A/S (Denmark) (Class B Stock)	150	1,795,314
SITC International Holdings Co. Ltd. (China)	520,000	251,005

		2,046,319

Media — 1.9%
AMC Networks, Inc. (Class A Stock)*	46,510	3,399,416
CBS Corp. (Class B Stock)	153,560	9,490,008
Comcast Corp. (Class A Stock)	342,290	17,121,346
Fuji Media Holdings, Inc. (Japan)	71,400	1,310,214
ITV PLC (United Kingdom)	488,500	1,560,757
Megacable Holdings SAB de CV (Mexico)	76,500	312,141
Naspers Ltd. (South Africa) (Class N Stock)	3,000	330,579
REA Group Ltd. (Australia)	3,613	163,718
Sinclair Broadcast Group, Inc. (Class A Stock)(a)	60,950	1,651,136
Sky Deutschland AG (Germany)*	146,550	1,264,618
Twenty-First Century Fox, Inc. (Class A Stock)	431,070	13,781,308
WPP PLC (United Kingdom)	201,703	4,167,583

		54,552,824

Metals & Mining — 0.7%
BHP Billiton Ltd. (Australia).	50,013	1,695,208
Compass Minerals International, Inc	37,520	3,096,150
Glencore Xstrata PLC (Switzerland)*	716,400	3,695,367
Hindalco Industries Ltd. (India)	177,867	423,023
Hitachi Metals Ltd. (Japan)	96,000	1,367,483
JFE Holdings, Inc. (Japan)	79,800	1,499,490
Maruichi Steel Tube Ltd. (Japan)	7,800	201,858
Randgold Resources Ltd. (United Kingdom)	9,100	683,072
Rio Tinto Ltd. (Australia)	44,026	2,596,781
Rio Tinto PLC (United Kingdom)	111,800	6,234,794

		21,493,226

Multiline Retail — 0.4%
Don Quijote Holdings Co. Ltd. (Japan)	6,300	325,260
Lifestyle International Holdings Ltd. (Hong Kong)	698,500	1,421,044

	Shares	Value
COMMON STOCKS (Continued)
Multiline Retail (cont’d.)
Macy’s, Inc.	166,400	$9,865,856

		11,612,160

Multi-Utilities — 0.1%
Alliant Energy Corp.	54,240	3,081,374
YTL Corp. Bhd (Malaysia)	864,600	405,313

		3,486,687

Oil, Gas & Consumable Fuels — 3.8%
BG Group PLC (United Kingdom)	334,378	6,242,565
Chevron Corp.	250,600	29,798,846
Diamondback Energy, Inc.*	48,500	3,264,535
EQT Corp.	150,070	14,552,288
Galp Energia SGPS SA (Portugal)	97,944	1,690,694
Hess Corp.	100,860	8,359,277
Laredo Petroleum, Inc.*	101,690	2,629,703
Marathon Petroleum Corp.	97,225	8,462,464
Occidental Petroleum Corp.	91,950	8,761,915
Oil Search Ltd. (Australia)	66,722	523,727
Repsol SA (Spain)	94,764	2,420,230
Rex Energy Corp.*	146,590	2,742,699
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	204,588	7,475,145
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	104,728	4,088,597
Total SA (France)	132,460	8,719,171
Tullow Oil PLC (United Kingdom)	21,400	267,432
Western Refining, Inc.(a)	59,500	2,296,700

		112,295,988

Personal Products — 0.5%
Estee Lauder Cos., Inc. (The) (Class A Stock)	144,290	9,650,115
Hengan International Group Co. Ltd. (China)	40,500	420,453
Kao Corp. (Japan)	14,700	520,585
Natura Cosmeticos SA (Brazil)	20,700	346,581
Nu Skin Enterprises, Inc. (Class A Stock)	35,410	2,933,719
Shiseido Co. Ltd. (Japan)	23,100	406,993

		14,278,446

Pharmaceuticals — 4.1%
Allergan, Inc.	124,480	15,447,968
Astellas Pharma, Inc. (Japan)	50,000	593,629
AstraZeneca PLC (United Kingdom)	57,491	3,726,946
Bayer AG (Germany)	49,047	6,642,164
Bristol-Myers Squibb Co.	266,130	13,825,453
Dr. Reddy’s Laboratories Ltd. (India)	9,547	412,236
Endo International PLC*(a)	39,830	2,734,329
GlaxoSmithKline PLC (United Kingdom)	172,000	4,586,407
Lupin Ltd. (India)	25,490	398,251
Merck & Co., Inc.	390,020	22,141,435
Mitsubishi Tanabe Pharma Corp. (Japan)	100,100	1,400,705
Novartis AG (Switzerland)	80,219	6,811,229
Novo Nordisk A/S (Denmark) (Class B Stock)	67,910	3,092,096
Roche Holding AG (Switzerland)	35,740	10,749,297
Rohto Pharmaceutical Co. Ltd. (Japan)	43,900	775,196
Salix Pharmaceuticals Ltd.*(a)	32,630	3,380,794
Sanofi (France)	69,434	7,255,832
Teva Pharmaceutical Industries Ltd. (Israel), ADR	35,200	1,859,968

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
UCB SA (Belgium)	29,600	$2,374,700
Valeant Pharmaceuticals International, Inc.*	91,900	12,115,177

		120,323,812

Professional Services — 0.3%
Adecco SA (Switzerland)*	40,801	3,395,714
Manpowergroup, Inc.	51,420	4,053,439
Seek Ltd. (Australia)	20,499	335,158

		7,784,311

Real Estate Investment Trusts (REITs) — 0.7%
American Tower Corp.	89,070	7,292,161
Douglas Emmett, Inc.	137,460	3,730,664
Essex Property Trust, Inc.(a)	10,420	1,771,921
Home Properties, Inc.	23,550	1,415,826
Link REIT (The) (Hong Kong)	77,500	382,161
Pennsylvania Real Estate Investment Trust	116,900	2,110,045
Redwood Trust, Inc.(a)	129,930	2,634,980

		19,337,758

Real Estate Management & Development — 0.8%
CBRE Group, Inc. (Class A Stock)*	452,440	12,410,429
Iguatemi Empresa de Shopping Centers SA (Brazil)	21,500	206,283
Jones Lang LaSalle, Inc.	40,770	4,831,245
Lend Lease Group (Australia)	56,485	622,068
Mitsui Fudosan Co. Ltd. (Japan)	112,000	3,416,921
Prestige Estates Projects Ltd. (India)	209,882	600,014
Sumitomo Realty & Development Co. Ltd. (Japan)	27,000	1,056,748

		23,143,708

Road & Rail — 0.7%
ComfortDelGro Corp. Ltd. (Singapore)	916,000	1,448,938
Container Corp. of India (India)	25,278	410,391
Genesee & Wyoming, Inc. (Class A Stock)*	46,030	4,479,640
Union Pacific Corp.	69,760	13,091,162
West Japan Railway Co. (Japan)	37,300	1,522,449

		20,952,580

Semiconductors & Semiconductor Equipment — 0.9%
ARM Holdings PLC (United Kingdom)	108,800	1,837,433
Cavium, Inc.*(a)	81,000	3,542,130
Edison Opto Corp. (Taiwan)*	150,000	211,358
Epistar Corp. (Taiwan)*	121,000	291,453
Everlight Electronics Co. Ltd. (Taiwan)	95,000	241,474
Lattice Semiconductor Corp.*	244,530	1,917,115
Lextar Electronics Corp. (Taiwan)	215,000	233,888
Monolithic Power Systems, Inc.*	86,290	3,345,463
NXP Semiconductors NV (Netherlands)*	207,600	12,208,956
Silergy Corp. (Taiwan)*	31,000	310,831
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	431,000	1,695,788

		25,835,889

Software — 2.9%
Adobe Systems, Inc.*	191,570	12,593,812
Guidewire Software, Inc.*	39,790	1,951,700
Infoblox, Inc.*	93,540	1,876,412
Microsoft Corp.	823,390	33,750,756
NetSuite, Inc.*	8,870	841,142
NICE Systems Ltd. (Israel), ADR	7,900	352,814

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
Oracle Corp.	438,120	$17,923,489
Proofpoint, Inc.*	36,920	1,368,994
PTC, Inc.*	60,070	2,128,280
Rovi Corp.*	92,440	2,105,783
SAP AG (Germany)	82,717	6,709,676
Splunk, Inc.*	32,510	2,324,140

		83,926,998

Specialty Retail — 1.6%
Dick’s Sporting Goods, Inc.	57,270	3,127,515
Fast Retailing Co. Ltd. (Japan)	1,800	651,042
Hennes & Mauritz AB (Sweden) (Class B Stock)	49,257	2,100,824
Home Depot, Inc. (The)	206,450	16,336,389
Inditex SA (Spain)	15,765	2,365,224
Kingfisher PLC (United Kingdom)	579,200	4,072,202
Nitori Holdings Co. Ltd. (Japan)	30,300	1,314,902
Pier 1 Imports, Inc.	134,240	2,534,451
TJX Cos., Inc. (The)	200,670	12,170,636
Trinity Ltd. (Hong Kong)	382,000	99,684
Urban Outfitters, Inc.*	79,940	2,915,412

		47,688,281

Technology Hardware, Storage & Peripherals — 0.9%
Apple, Inc.	31,150	16,719,451
Chicony Electronics Co. Ltd. (Taiwan)	111,000	288,374
Electronics For Imaging, Inc.*	55,400	2,399,374
Lenovo Group Ltd. (China)	654,000	723,403
NCR Corp.*	96,230	3,517,207
Ricoh Co. Ltd. (Japan)	191,000	2,214,226
Seiko Epson Corp. (Japan)	31,100	971,774

		26,833,809

Textiles, Apparel & Luxury Goods — 0.4%
Asics Corp. (Japan)	26,400	518,987
Cie Financiere Richemont SA (Switzerland)	19,543	1,867,102
Hanesbrands, Inc.	43,420	3,320,762
Kering (France)	17,990	3,668,093
Shenzhou International Group Holdings Ltd. (Hong Kong)	140,000	445,080
Swatch Group AG (The) (Switzerland)	3,000	1,882,000
Texwinca Holdings Ltd. (Hong Kong)	542,000	582,888
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	226,000	736,443

		13,021,355

Thrifts & Mortgage Finance — 0.3%
Essent Group Ltd. (Bermuda)*(a)	128,200	2,879,372
EverBank Financial Corp.(a)	156,830	3,094,256
Housing Development Finance Corp. (India)	70,034	1,037,866
Waterstone Financial, Inc.	111,980	1,163,472

		8,174,966

Tobacco — 0.6%
Imperial Tobacco Group PLC (United Kingdom)	75,243	3,042,627
Japan Tobacco, Inc. (Japan)	98,200	3,082,244
KT&G Corp. (South Korea)	5,326	401,139
Lorillard, Inc.	187,050	10,115,664

		16,641,674

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Trading Companies & Distributors — 0.5%
Kloeckner & Co. SE (Germany)*	59,927	$884,553
MISUMI Group, Inc. (Japan)	24,300	673,320
Mitsubishi Corp. (Japan)	133,900	2,483,821
MRC Global, Inc.*	157,800	4,254,288
Rexel SA (France)	78,410	2,057,281
WESCO International, Inc.*(a)	50,450	4,198,449

		14,551,712

Transportation Infrastructure — 0.1%
Auckland International Airport Ltd. (New Zealand)*	78,617	260,101
China Merchants Holdings International Co. Ltd. (China)	102,000	351,681
Sydney Airport (Australia)	139,525	542,890
Transurban Group (Australia)	88,403	595,976

		1,750,648

Water Utilities
Aguas Andinas SA (Chile) (Class A Stock)	690,917	433,166

Wireless Telecommunication Services — 0.9%
Axiata Group Bhd (Malaysia)	219,800	449,311
Bharti Airtel Ltd. (India)	82,436	438,757
KDDI Corp. (Japan)	26,300	1,527,110
Millicom International Cellular SA (Luxembourg), SDR	5,400	550,002
SBA Communications Corp. (Class A Stock)*(a)	102,240	9,299,750
SoftBank Corp. (Japan)	46,000	3,476,140
Taiwan Mobile Co. Ltd. (Taiwan)	119,000	373,697
T-Mobile USA, Inc.*	144,470	4,771,844
Vodafone Group PLC (United Kingdom)	1,363,690	5,014,695

		25,901,306

TOTAL COMMON STOCKS (cost $1,671,446,939)		1,871,350,483

EXCHANGE TRADED FUND — 1.4%
SPDR S&P 500 ETF Trust (cost $38,975,095)	227,100	42,476,784

PREFERRED STOCKS — 0.2%
Automobiles — 0.2%
Volkswagen AG (Germany), (PRFC)	18,032	4,675,646

Semiconductors & Semiconductor Equipment
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	1,295	1,290,049

TOTAL PREFERRED STOCKS (cost $5,307,695)		5,965,695

	Units

RIGHTS*(l)
Banks
Banco Bilbao Vizcaya Argentaria SA (Spain),expiring 04/14/14 (cost $71,730)	305,015	71,435

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITY
Residential Mortgage-Backed Security
Countrywide Asset-Backed Certificates,
Series 2004-7, Class AF5
5.370%	01/25/35	217	$228,164

(cost $226,444)
BANK LOANS(c) — 0.3%
Auto Parts & Equipment
Allison Transmission, Inc.,
Term Loan B-3
3.750%	08/23/19	50	49,951

Automobiles
Chrysler Group LLC,
Term Loan B
3.500%	05/24/17	35	34,910
Tranche Term Loan B
3.250%	12/31/18	100	99,464

			134,374

Building Materials
Equinox Holdings, Inc.,
New Initial Term Loan (First Lien)
4.501%	01/31/20	44	43,966
Ply Gem Industries, Inc.,
Term Loan
4.000%	01/30/21	5	4,998

			48,964

Chemicals
Gypsum Assoc.,
Term Loan
— %(p)	03/27/21	175	174,563
— %(p)	03/27/22	35	35,000

			209,563

Commercial Services & Supplies — 0.1%
ARC Document Solutions, Inc.,
Term Loan B
6.250%	12/19/18	366	370,195
Brand Energy & Infrastructure Services, Inc.,
Initial Term Loan
4.750%	11/26/20	234	234,794

			604,989

Containers & Packaging
Ardagh Holdings USA, Inc.,
Term Loan B
4.000%	12/17/19	25	25,031
Berry Plastics Corp.,
Term Loan E
3.750%	12/18/20	80	79,775

			104,806

Distribution/Wholesale
HD Supply, Inc.,
Term Loan 2014
4.000%	06/28/18	105	104,952

Diversified Financial Services
Delos Finance SARL,

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Diversified Financial Services (cont’d.)
Loan
3.500%	02/27/21	125	$124,978

Electric Utilities
Panda Moxie Patriot,
Construction B-1 Advances
6.750%	12/18/20	190	194,275

Energy Equipment & Services
Seadrill Operating LP,
Initial Term Loan
4.000%	02/14/21	195	193,853

Food Products
Darling International, Inc.,
Term Loan B USD
3.250%	12/18/20	10	10,000
Del Monte Corp.,
Initial Loan (First Lien)
4.250%	11/26/20	45	44,932
Initial Loan (Second Lien)
8.250%	05/26/21	25	24,844

			79,776

Hand/Machine Tools
Freescale Semiconductor, Inc.,
Tranche Term Loan B-4
4.250%	03/01/20	160	160,051

Health Care Providers & Services — 0.1%
CHS/Community Health Systems, Inc.,
Term Loan D 2021
4.250%	01/27/21	55	55,291
Grifols, Inc.,
Initial Term Loan
3.154%	03/07/21	350	349,636
HCA, Inc.,,
Tranche Term Loan B-4
2.984%	05/01/18	388	388,050
MPH Acquisition Holdings LLC,
Term Loan B
— %(p)	03/21/21	35	34,934

			827,911

Hotels, Restaurants & Leisure
Dunkin Brands, Inc.,
Term Loan B-4
3.250%	02/05/21	275	273,041
La Quinta Holdings LLC,
Initial Term Loan
4.000%	02/21/21	60	59,925

			332,966

Household Products/Wares
Reynolds Group Holdings, Inc.,
Incremental U.S. Term Loan
4.000%	12/01/18	45	45,021

Industrial
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.,
Dollar Term Loan
4.250%	12/02/19	10	10,004

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Information Technology Services
TransUnion,
Term Loan B
— %(p)	03/21/21	190	$190,178

Insurance
Stoneriver Group LP,
Initial Term Loan (Second Lien)
8.500%	05/30/20	151	152,071

Internet Software & Services
Dealertrack Technologies, Inc.,
Term Loan
3.500%	02/27/21	190	190,475

IT Services
SunGard,
Term Loan B
— %(p)	03/27/19	260	260,406

Lodging
Golden Nugget, Inc.,
Closing Date Facility Term Loans
5.500%	11/05/19	17	17,827
Term Loan B
0.500%	11/05/19	7	7,640
Las Vegas Sands Corp.,
Term Loan B
3.250%	12/17/20	50	49,774

			75,241

Media — 0.1%
Charter Communications Operating LLC,
Term Loan F
3.000%	12/31/20	468	463,435
Clear Channel Communications, Inc.,
Tranche Term Loan D
6.903%	01/30/19	475	464,550
Univision Communications, Inc.,
Replacement First-Lien Term Loan
4.000%	03/01/20	50	49,823

			977,808

Metals & Mining
FMG Resources Pty Ltd.,
Loan
4.250%	06/30/19	119	120,258
Peabody Energy,
Term Loan
4.250%	09/24/20	149	149,623

			269,881

Miscellaneous Manufacturing
Atkore International, Inc.,
Term Loan
— %(p)	09/21/21	55	55,275
Term Loan B
— %(p)	03/27/21	100	99,813

			155,088

Oil, Gas & Consumable Fuels
Chesapeake Energy Corp.,
Loan
5.750%	12/02/17	30	30,652

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Fieldwood Energy LLC,
Closing Date Loan
3.875%	09/28/18	30	$29,966
Closing Date Loan (Second Lien)
8.125%	09/30/20	365	379,013
Samson Investment Co.,
Tranche 1 Term Loan (Second Lien)
5.000%	09/25/18	20	20,145
Western Refining, Inc.,
Term Loan
4.250%	11/12/20	15	15,093

			474,869

Pharmaceuticals
Endo Pharmaceutical Holdings, Inc.,
Term Loan B
3.250%	12/12/20	190	189,287
PharMEDium Healthcare Corp.,
Initial Term Loan (First Lien)
4.250%	01/23/21	20	19,992
Initial Term Loan (Second Lien)
7.750%	01/23/22	10	10,113
Southwire Company, LLC,
Initial Term Loan
3.250%	01/31/21	65	64,861

			284,253

Pipelines
Energy Transfer Equity LP,
Loan
3.250%	11/15/19	190	189,503

Semiconductors
NXP BV,
Tranche Loan D
3.750%	11/11/20	189	188,262

Software
First Data Corp.,
Dollar Term Loan 2018
4.155%	03/23/18	55	55,098

Technology
Information Development Co.,
Tranche Term Loan B-5
3.750%	06/03/20	45	44,730

Transportation
Lineage Logistic Holdings LLC,
Term Loan B
— %(p)	03/31/21	90	89,775
YRC Worldwide, Inc.,
Initial Term Loan
8.000%	02/12/19	65	65,405

			155,180

Wireless Telecommunication Services
Alcatel-Lucent USA, Inc.,
New Term Loan C
4.500%	01/30/19	328	329,628
XO Communications,

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Wireless Telecommunication Services (cont’d.)
Term Loan B
— %(p)	03/17/21	210	$211,050

			540,678

TOTAL BANK LOANS (cost $7,381,663)			7,430,155

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.3%
Banc of America Commercial Mortgage Trust,
Series 2006-3, Class A4
5.889%(c)	07/10/44	364	393,799
Series 2007-1, Class A4
5.451%	01/15/49	500	538,777
Bear Stearns Commercial Mortgage Securities Trust,
Series 2007-PW15, Class A4
5.331%	02/11/44	974	1,057,214
Citigroup Commercial Mortgage Trust,
Series 2007-C6, Class A4
5.694%(c)	12/10/49	1,000	1,113,969
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3, Class A5
5.617%	10/15/48	1,000	1,082,974
Commercial Mortgage Trust,
Series 2007-GG9, Class A4
5.444%	03/10/39	3,398	3,722,642
Credit Suisse Commercial Mortgage Trust,
Series 2006-C4, Class A3
5.467%	09/15/39	464	503,408
GE Commercial Mortgage Corp.,
Series 2007-C1, Class A4
5.543%	12/10/49	1,640	1,789,586
GS Mortgage Securities Corp. Trust,
Series 2013-NYC5, Class C, 144A
2.974%	01/10/30	130	129,891
GS Mortgage Securities Trust,
Series 2006-GG8, Class A4
5.560%	11/10/39	500	545,437
Series GG8-2006, Class A1A
5.547%	11/10/39	301	327,138
Hilton USA Trust,
Series 2013-HLT, Class CFX, 144A
3.714%	11/05/30	140	141,807
Series 2013-HLT, Class DFX, 144A
4.407%	11/05/30	1,010	1,027,439
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2006-CB17, Class A4
5.429%	12/12/43	480	518,763
Series 2007-CB18, Class A4
5.440%	06/12/47	1,080	1,185,618
Series 2007-LD11, Class A4
5.813%(c)	06/15/49	5,175	5,721,454
Series 2007-LDPX, Class A3
5.420%	01/15/49	500	548,361
LB Commercial Mortgage Trust,
Series 2007-C3, Class A4
5.868%(c)	07/15/44	400	446,734

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED
SECURITIES (Continued)
LB-UBS Commercial Mortgage Trust,
Series 2007-C1, Class A4
5.424%	02/15/40		1,000	$1,097,528
ML-CFC Commercial Mortgage Trust,
Series 2006-4, Class A3
5.172%	12/12/49		230	247,624
Series 2007-6, Class A4
5.485%(c)	03/12/51		400	440,443
Series 2007-7, Class A4
5.745%(c)	06/12/50		94	103,979
Morgan Stanley Capital I Trust,
Series 2007-IQ14, Class A4
5.692%(c)	04/15/49		1,375	1,519,875
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C30, Class A5
5.342%	12/15/43		3,980	4,359,258
Series 2007-C31, Class A4
5.509%	04/15/47		1,760	1,911,907
Series 2007-C33, Class A4
5.934%(c)	02/15/51		6,552	7,178,561
Series 2007-C33, Class A5
5.953%(c)	02/15/51		1,000	1,121,640

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $38,656,965) 38,775,826

CORPORATE BONDS — 8.0%
Advertising
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.,
Gtd. Notes, 144A
5.250%	02/15/22		60	61,500
MDC Partners, Inc.,
Gtd. Notes, 144A
6.750%	04/01/20		190	199,975

				261,475

Aerospace & Defense
GenCorp, Inc.,
Sec’d. Notes
7.125%	03/15/21		40	43,350
TransDigm, Inc.,
Gtd. Notes
5.500%	10/15/20		420	427,350
7.500%	07/15/21	(a)	140	155,050
Triumph Group, Inc.,
Gtd. Notes
4.875%	04/01/21		225	221,625

				847,375

Airlines
Continental Airlines 2012-1 Class B Pass-Through Trust,
Pass-Through Certificates
6.250%	10/22/21		109	116,541
Delta Air Lines 2012-1 Class B Pass-Through Trust,
Pass-Through Certificates, 144A
6.875%	05/07/19		130	142,593
UAL 2009-2A Pass-Through Trust,
Pass-Through Certificates
9.750%	07/15/18		120	138,224

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Airlines (cont’d.)
United Continental Holdings, Inc.,
Gtd. Notes
6.000%	12/01/20	(a)	220	$228,800
6.000%	07/15/26	(a)	155	146,475
6.000%	07/15/28		155	142,213
6.375%	06/01/18	(a)	10	10,787
US Airways Group, Inc.,
Gtd. Notes
6.125%	06/01/18	(a)	130	136,663

				1,062,296

Apparel
William Carter Co. (The),
Gtd. Notes, 144A
5.250%	08/15/21	(a)	175	180,031

Auto Manufacturers — 0.1%
Chrysler Group LLC/CG Co-Issuer, Inc.,
Sec’d. Notes, 144A
8.000%	06/15/19		230	251,850
8.250%	06/15/21		235	265,844
General Motors Co.,
Sr. Unsec’d. Notes, 144A
3.500%	10/02/18		320	326,000
6.250%	10/02/43		120	129,900
Hyundai Capital America (South Korea),
Sr. Unsec’d. Notes, 144A
1.625%	10/02/15		163	164,486
1.875%	08/09/16	(a)	143	144,616
2.125%	10/02/17		180	181,310
2.875%	08/09/18		254	258,830
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A
4.125%	12/15/18		200	204,750

				1,927,586

Auto Parts & Equipment
American Axle & Manufacturing, Inc.,
Gtd. Notes
5.125%	02/15/19		385	400,881
6.250%	03/15/21	(a)	180	191,700
Dana Holding Corp.,
Sr. Unsec’d. Notes
5.375%	09/15/21		200	208,000
6.000%	09/15/23		200	208,250
Schaeffler Holding Finance BV (Germany),
Sr. Sec’d. Notes, 144A, PIK
6.875%	08/15/18		295	313,806
TRW Automotive, Inc.,
Gtd. Notes, 144A
4.500%	03/01/21		42	43,155

				1,365,792

Banks — 1.3%
Bank of America Corp.,
Sr. Unsec’d. Notes
3.875%	03/22/17		285	303,995
5.650%	05/01/18	(a)	155	175,217
5.700%	01/24/22		530	608,082
5.750%	12/01/17		1,085	1,228,374

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
5.875%	01/05/21		1,000	$1,153,791
Sr. Unsec’d. Notes, MTN
3.300%	01/11/23	(a)	1,000	964,089
Bank of America NA,
Sub. Notes
5.300%	03/15/17		315	346,640
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes
2.500%	02/20/19	(a)	400	400,698
Sub. Notes
7.625%	11/21/22	(a)	530	584,325
CIT Group, Inc.,
Sr. Unsec’d. Notes
3.875%	02/19/19	(a)	130	131,422
Sr. Unsec’d. Notes, 144A
5.500%	02/15/19		345	371,737
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.953%	06/15/16		331	350,722
4.750%	05/19/15	(a)	500	522,067
6.125%	05/15/18	(a)	247	283,883
Sub. Notes
4.050%	07/30/22		195	195,753
5.500%	09/13/25		227	241,800
Credit Suisse NY (Switzerland),
Sub. Notes
6.000%	02/15/18	(a)	360	412,137
Discover Bank,
Sr. Unsec’d. Notes
4.200%	08/08/23		769	788,446
Sub. Notes
7.000%	04/15/20		866	1,021,739
Fifth Third Bancorp,
Sub. Notes
4.500%	06/01/18		300	324,038
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.900%	07/19/18	(a)	789	804,617
5.250%	07/27/21	(a)	123	136,160
5.750%	01/24/22		1,330	1,508,112
5.950%	01/18/18	(a)	360	407,695
6.150%	04/01/18	(a)	350	400,117
Sr. Unsec’d. Notes, MTN
1.748%	09/15/17		1,851	1,845,388
Sub. Notes
6.750%	10/01/37		600	687,311
Unsec’d. Notes
2.625%	01/31/19		1,467	1,463,242
HSBC Holdings PLC (United Kingdom),
Sub. Notes
4.250%	03/14/24	(a)	342	342,421
5.250%	03/14/44	(a)	248	250,767
Huntington Bancshares, Inc.,
Sub. Notes
7.000%	12/15/20	(a)	200	236,471
ING Bank NV (Netherlands),
Sub. Notes, 144A
5.800%	09/25/23		300	319,934

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.350%	01/28/19	(a)	563	$564,486
3.150%	07/05/16		451	471,949
3.250%	09/23/22		1,695	1,669,729
4.350%	08/15/21	(a)	265	284,052
4.500%	01/24/22		2,200	2,371,780
6.300%	04/23/19		300	352,705
KeyBank NA,
Sub. Notes
5.800%	07/01/14		599	606,934
M&I Marshall & Ilsley Bank,
Sub. Notes
5.000%	01/17/17		869	946,049
Morgan Stanley,
Notes, MTN
6.625%	04/01/18		200	233,152
Sr. Unsec’d. Notes
2.125%	04/25/18	(a)	1,350	1,347,042
3.750%	02/25/23	(a)	598	594,209
5.750%	01/25/21		1,294	1,482,136
Sub. Notes
4.875%	11/01/22		830	872,151
5.000%	11/24/25		159	163,598
Sub. Notes, MTN
4.100%	05/22/23	(a)	235	232,618
RBS Citizens Financial Group, Inc.,
Sub. Notes, 144A
4.150%	09/28/22		546	539,293
Regions Bank,
Sub. Notes
6.450%	06/26/37		525	574,657
7.500%	05/15/18		250	295,047
Regions Financial Corp.,
Sr. Unsec’d. Notes
2.000%	05/15/18		581	569,439
Royal Bank of Scotland Group PLC (United Kingdom),
Sub. Notes
6.000%	12/19/23		1,459	1,493,947
6.100%	06/10/23	(a)	760	788,894
6.125%	12/15/22	(a)	791	828,396
SunTrust Bank,
Sr. Unsec’d. Notes
2.750%	05/01/23		349	326,857
Synovus Financial Corp.,
Sr. Unsec’d. Notes
7.875%	02/15/19		300	340,500
Wells Fargo & Co.,
Sub. Notes
3.450%	02/13/23		500	485,293

				37,246,103

Beverages
Crestview DS Merger Sub II, Inc.,
Sec’d. Notes, 144A
10.000%	09/01/21	(a)	75	83,250
Heineken NV (Netherlands),
Sr. Unsec’d. Notes, 144A
1.400%	10/01/17		258	256,873

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Beverages (cont’d.)
2.750%	04/01/23	(a)	269	$249,708
SABMiller Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A
3.750%	01/15/22	(a)	707	722,584

				1,312,415

Building Materials
Building Materials Corp. of America,
Sr. Notes, 144A
6.750%	05/01/21	(a)	210	227,850
6.875%	08/15/18		330	346,500
Headwaters, Inc.,
Gtd. Notes, 144A
7.250%	01/15/19		45	46,913
Sec’d. Notes
7.625%	04/01/19		60	64,650
Masco Corp.,
Sr. Unsec’d. Notes
5.950%	03/15/22		110	119,350
Ply Gem Industries, Inc.,
Gtd. Notes, 144A
6.500%	02/01/22	(a)	105	106,050
Texas Industries, Inc.,
Gtd. Notes
9.250%	08/15/20		200	231,000
US Concrete, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	12/01/18		60	65,100
USG Corp.,
Gtd. Notes, 144A
5.875%	11/01/21		15	15,975

				1,223,388

Chemicals — 0.1%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
2.500%	02/15/16		1,180	1,215,307
4.125%	11/15/21		576	603,228
4.250%	11/15/20		126	133,278
Ineos Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.375%	02/15/19		115	127,075
Nufarm Australia Ltd. (Australia),
Gtd. Notes, 144A
6.375%	10/15/19		365	377,775
Rockwood Specialties Group, Inc.,
Gtd. Notes
4.625%	10/15/20		245	252,963
Tronox Finance LLC,
Gtd. Notes
6.375%	08/15/20	(a)	115	118,163

				2,827,789

Commercial Services & Supplies — 0.2%
ADT Corp. (The),
Sr. Unsec’d. Notes
4.125%	04/15/19		210	208,360
4.125%	06/15/23	(a)	65	58,199
Sr. Unsec’d. Notes, 144A

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Commercial Services & Supplies (cont’d.)
6.250%	10/15/21	(a)	170	$174,675
APX Group, Inc.,
Gtd. Notes
8.750%	12/01/20		295	300,163
Sr. Sec’d. Notes
6.375%	12/01/19	(a)	755	770,100
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A
2.986%(c)	12/01/17		115	116,006
Brand Energy & Infrastructure Services, Inc.,
Gtd. Notes, 144A
8.500%	12/01/21		430	455,800
Envision Healthcare Corp.,
Gtd. Notes
8.125%	06/01/19		212	226,575
FTI Consulting, Inc.,
Gtd. Notes
6.750%	10/01/20		620	668,050
Garda World Security Corp. (Canada),
Gtd. Notes, 144A
7.250%	11/15/21		105	112,088
Hertz Corp. (The),
Gtd. Notes
6.250%	10/15/22		210	224,700
6.750%	04/15/19	(a)	100	107,125
RR Donnelley & Sons Co.,
Sr. Unsec’d. Notes
6.500%	11/15/23		105	110,906
7.000%	02/15/22		110	121,000
7.250%	05/15/18		73	84,863
7.625%	06/15/20		22	25,300
7.875%	03/15/21		105	120,225
TransUnion Holding Co., Inc.,
Sr. Unsec’d. Notes
8.125%	06/15/18		545	572,250

				4,456,385

Computers
Brocade Communications Systems, Inc.,
Gtd. Notes, 144A
4.625%	01/15/23		160	152,800
Seagate HDD Cayman,
Gtd. Notes, 144A
3.750%	11/15/18		735	757,050
SunGard Availability Services Capital, Inc.,
Gtd. Notes, 144A
8.750%	04/01/22		265	265,331

				1,175,181

Construction & Engineering
Aguila 3 SA (Luxembourg),
Sr. Sec’d. Notes, 144A
7.875%	01/31/18		230	244,375
MasTec, Inc.,
Gtd. Notes
4.875%	03/15/23		105	102,900

				347,275

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Consumer Products & Services
First Quality Finance Co., Inc.,
Sr. Unsec’d. Notes, 144A
4.625%	05/15/21	(a)	255	$247,987
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Gtd. Notes
8.500%	05/15/18		110	115,363
Sr. Sec’d. Notes
5.750%	10/15/20		265	277,587
7.875%	08/15/19	(a)	300	330,375

				971,312

Containers & Packaging — 0.1%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A, PIK
11.125%	06/01/18		170	186,363
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Gtd. Notes, 144A
6.250%	01/31/19	(a)	200	209,000
6.750%	01/31/21	(a)	500	522,500
Sr. Unsec’d. Notes, 144A
7.000%	11/15/20		124	130,015
Ball Corp.,
Gtd. Notes
4.000%	11/15/23		390	364,650
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Is,
Gtd. Notes, 144A
5.625%	12/15/16	(a)	90	92,250
6.000%	06/15/17	(a)	130	134,550
Crown Americas LLC/Crown Americas Capital Corp. IV,
Gtd. Notes
4.500%	01/15/23		845	806,975

				2,446,303

Distribution/Wholesale
HD Supply, Inc.,
Gtd. Notes
7.500%	07/15/20	(a)	375	409,219
Sr. Sec’d. Notes
8.125%	04/15/19		15	16,725

				425,944

Diversified Financial Services — 0.3%
Affiliated Managers Group, Inc.,
Sr. Unsec’d. Notes
4.250%	02/15/24		239	240,437
Aircastle Ltd.,
Sr. Unsec’d. Notes
4.625%	12/15/18		65	66,544
5.125%	03/15/21		155	155,194
6.250%	12/01/19		85	91,800
6.750%	04/15/17		270	300,037
Ally Financial, Inc.,
Gtd. Notes
2.750%	01/30/17		155	156,550
3.500%	01/27/19		135	135,000
4.750%	09/10/18		750	793,125

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Discover Financial Services,
Sr. Unsec’d. Notes
5.200%	04/27/22		304	$325,589
Fly Leasing Ltd. (Ireland),
Gtd. Notes
6.750%	12/15/20		205	214,225
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
1.700%	05/09/16		762	770,508
General Motors Financial Co., Inc.,
Gtd. Notes
3.250%	05/15/18		180	181,575
4.750%	08/15/17	(a)	315	336,656
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes, 144A
3.500%	03/15/17		90	90,900
4.875%	03/15/19	(a)	640	651,200
5.875%	02/01/22	(a)	1,065	1,080,975
6.000%	08/01/20		425	450,500
ILFC E-Capital Trust II,
Ltd. Gtd. Notes, 144A
6.250%(c)	12/21/65		210	203,700
International Lease Finance Corp.,
Sr. Unsec’d. Notes
3.875%	04/15/18		140	142,800
5.875%	04/01/19	(a)	380	415,150
5.875%	08/15/22		280	296,100
6.250%	05/15/19	(a)	225	248,063
SLM Corp.,
Sr. Unsec’d. Notes, MTN
4.875%	06/17/19		195	198,154
5.500%	01/15/19		535	565,763
8.000%	03/25/20		85	97,856

				8,208,401

Electric Utilities — 0.4%
AES Corp.,
Sr. Unsec’d. Notes
4.875%	05/15/23		75	71,625
7.375%	07/01/21	(a)	710	809,400
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
1.650%	12/15/17		171	169,909
2.950%	12/15/22		162	154,489
Atlantic Power Corp.,
Gtd. Notes
9.000%	11/15/18		440	464,200
Dominion Resources, Inc.,
Jr. Sub. Notes
2.548%(c)	09/30/66		1,115	1,030,256
DPL, Inc.,
Sr. Unsec’d. Notes
6.500%	10/15/16		295	318,600
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.950%	10/15/23		87	89,195
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
5.900%	12/01/21		338	384,189

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric Utilities (cont’d.)
6.400%	09/15/20		536	$623,983
Edison International,
Sr. Unsec’d. Notes
3.750%	09/15/17		91	96,882
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.750%	03/15/18	(a)	403	401,777
4.250%	03/15/23		728	706,116
7.375%	11/15/31		568	652,437
FirstEnergy Solutions Corp.,
Gtd. Notes
6.050%	08/15/21		879	959,862
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24		224	229,103
NiSource Finance Corp.,
Gtd. Notes
4.450%	12/01/21		325	339,506
4.800%	02/15/44		1,000	957,728
5.250%	02/15/43		351	358,505
5.800%	02/01/42		160	172,290
5.950%	06/15/41		331	367,816
Northeast Utilities,
Sr. Unsec’d. Notes
1.450%	05/01/18		148	143,628
NRG Energy, Inc.,
Gtd. Notes, 144A
6.250%	07/15/22	(a)	195	200,850
NSG Holdings LLC/NSG Holdings, Inc.,
Sr. Sec’d. Notes, 144A
7.750%	12/15/25		365	389,637
Pepco Holdings, Inc.,
Sr. Unsec’d. Notes
2.700%	10/01/15		406	415,115
PG&E Corp.,
Sr. Unsec’d. Notes
2.400%	03/01/19		91	90,408
PPL Capital Funding, Inc.,
Gtd. Notes
3.400%	06/01/23		331	320,218
Progress Energy, Inc.,
Sr. Unsec’d. Notes
4.400%	01/15/21		700	749,750
PSEG Power LLC,
Gtd. Notes
2.750%	09/15/16		72	74,828
Puget Energy, Inc.,
Sr. Sec’d. Notes
6.000%	09/01/21		79	91,020

				11,833,322

Electronic Equipment, Instruments & Components
Flextronics International Ltd.,
Gtd. Notes
4.625%	02/15/20		455	458,981
Sanmina Corp.,
Gtd. Notes, 144A
7.000%	05/15/19		155	164,106

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
4.150%	02/01/24	(a)	169	$173,873
Viasystems, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	05/01/19		45	48,487

				845,447

Entertainment & Leisure — 0.1%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
Gtd. Notes
5.250%	03/15/21		85	86,063
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes, 144A
4.375%	11/01/18	(a)	85	87,231
5.375%	11/01/23		65	66,787
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp.,
Sr. Sec’d. Notes, 144A
5.000%	08/01/18		55	57,063
NCL Corp. Ltd.,
Gtd. Notes
5.000%	02/15/18		320	332,000
Pinnacle Entertainment, Inc.,
Gtd. Notes
7.500%	04/15/21		390	422,175
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes
5.250%	11/15/22		270	276,750
7.500%	10/15/27		355	395,825

				1,723,894

Environmental Control
ADS Waste Holdings, Inc.,
Gtd. Notes
8.250%	10/01/20	(a)	165	179,437
Clean Harbors, Inc.,
Gtd. Notes
5.125%	06/01/21		45	45,900
5.250%	08/01/20		65	66,950
Tervita Corp. (Canada),
Gtd. Notes, 144A
9.750%	11/01/19		60	58,200
10.875%	02/15/18		40	40,200

				390,687

Food & Staples Retailing
CVS Caremark Corp.,
Sr. Unsec’d. Notes
4.000%	12/05/23		480	490,428

Food Products — 0.1%
Barry Callebaut Services NV (Belgium),
Gtd. Notes, 144A
5.500%	06/15/23		200	208,228
ConAgra Foods, Inc.,
Sr. Unsec’d. Notes
1.900%	01/25/18		156	154,683
3.200%	01/25/23	(a)	1,081	1,032,437

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Food Products (cont’d.)
ESAL GmbH (Brazil),
Gtd. Notes, 144A
6.250%	02/05/23		600	$567,000
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc. (Greece),
Gtd. Notes, 144A
9.875%	02/01/20		90	95,625
Hawk Acquisition Sub, Inc.,
Sec’d. Notes, 144A
4.250%	10/15/20	(a)	325	319,719
JBS Investments GmbH (Brazil),
Gtd. Notes, 144A
7.750%	10/28/20		200	210,750
Sr. Unsec’d. Notes, 144A
7.250%	04/03/24		200	200,000
JBS USA LLC/JBS USA Finance, Inc. (Brazil),
Gtd. Notes, 144A
7.250%	06/01/21	(a)	150	159,375
8.250%	02/01/20	(a)	590	646,050
SUPERVALU, Inc.,
Sr. Unsec’d. Notes
6.750%	06/01/21		255	258,506

				3,852,373

Health Care Providers & Services — 0.2%
Aetna, Inc.,
Sr. Unsec’d. Notes
1.500%	11/15/17		55	54,886
CHS/Community Health Systems, Inc.,
Gtd. Notes
8.000%	11/15/19		410	450,487
Gtd. Notes, 144A
6.875%	02/01/22	(a)	115	120,175
Sr. Sec’d. Notes
5.125%	08/15/18	(a)	665	698,250
Sr. Sec’d. Notes, 144A
5.125%	08/01/21		60	61,500
DJO Finance LLC/DJO Finance Corp.,
Gtd. Notes
9.875%	04/15/18		30	32,700
Sec’d. Notes
8.750%	03/15/18		5	5,437
Fresenius Medical Care US Finance II, Inc. (Germany),
Gtd. Notes, 144A
5.625%	07/31/19	(a)	160	172,400
HCA, Inc.,
Gtd. Notes
8.000%	10/01/18		235	278,475
Sr. Sec’d. Notes
3.750%	03/15/19		195	195,731
5.000%	03/15/24	(a)	120	120,225
HealthSouth Corp.,
Gtd. Notes
7.250%	10/01/18		411	434,633
MPH Acquisition Holdings LLC,
Sr. Unsec’d. Notes, 144A
6.625%	04/01/22		45	46,181
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
6.250%	11/01/18	(a)	405	446,766

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Health Care Providers & Services (cont’d.)
Sr. Sec’d. Notes, 144A
6.000%	10/01/20	(a)	70	$74,900
Sr. Unsec’d. Notes
8.125%	04/01/22	(a)	795	888,413
Sr. Unsec’d. Notes, 144A
5.000%	03/01/19	(a)	75	74,906
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.750%	02/15/23		75	70,608
WellPoint, Inc.,
Sr. Unsec’d. Notes
3.300%	01/15/23		520	498,672

				4,725,345

Holding Companies
Nielsen Co. Luxembourg SARL (The),
Gtd. Notes, 144A
5.500%	10/01/21		185	193,094
WaveDivision Escrow LLC/WaveDivision Escrow Corp.,
Sr. Unsec’d. Notes, 144A
8.125%	09/01/20		290	310,300

				503,394

Home Builders — 0.1%
DR Horton, Inc.,
Gtd. Notes
3.625%	02/15/18		170	172,550
3.750%	03/01/19		505	506,263
4.375%	09/15/22		220	215,600
KB Home,
Gtd. Notes
4.750%	05/15/19		175	176,313
Lennar Corp.,
Gtd. Notes
4.125%	12/01/18		365	372,300
4.500%	06/15/19		430	437,525
Standard Pacific Corp.,
Gtd. Notes
8.375%	05/15/18		260	307,450
Toll Brothers Finance Corp.,
Gtd. Notes
4.000%	12/31/18		160	164,000
4.375%	04/15/23		225	216,563
5.625%	01/15/24		65	66,950
William Lyon Homes, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	04/15/19		35	35,437

				2,670,951

Hotels, Restaurants & Leisure
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.250%	10/15/21	(a)	200	203,500

Insurance — 0.4%
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A
2.250%	03/11/19		200	197,675

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
American International Group, Inc.,
Sr. Unsec’d. Notes
4.875%	09/15/16		144	$157,104
4.875%	06/01/22		173	189,439
Sr. Unsec’d. Notes, MTN
5.600%	10/18/16		517	572,399
Aon Corp. (United Kingdom),
Gtd. Notes
3.125%	05/27/16		400	415,770
5.000%	09/30/20		205	227,343
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
4.000%	10/15/17		1,000	1,074,666
5.125%	04/15/22		449	499,559
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
5.000%	06/01/21		334	359,461
Sr. Unsec’d. Notes, 144A
6.500%	03/15/35	(a)	260	302,595
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
4.800%	07/15/21		100	109,317
MetLife, Inc.,
Sr. Unsec’d. Notes
1.756%	12/15/17		217	218,848
3.048%	12/15/22	(a)	442	428,550
4.368%	09/15/23	(a)	487	518,682
4.750%	02/08/21	(a)	920	1,023,505
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A
3.000%	01/10/23		255	244,048
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
6.063%	03/30/40		209	251,274
Pacific Life Insurance Co.,
Sub. Notes, 144A
9.250%	06/15/39		123	180,212
Pacific LifeCorp,
Sr. Unsec’d. Notes, 144A
5.125%	01/30/43		563	556,185
6.000%	02/10/20		1,594	1,818,414
Unum Group,
Sr. Unsec’d. Notes
5.625%	09/15/20		751	845,113

				10,190,159

Internet
Bankrate, Inc.,
Gtd. Notes, 144A
6.125%	08/15/18		125	132,500
VeriSign, Inc.,
Gtd. Notes
4.625%	05/01/23		255	244,800

				377,300

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Lodging — 0.1%
Caesars Entertainment Resorts Properties LLC/Caesars Entertainment Resort Properties,
Sec’d. Notes, 144A
11.000%	10/01/21	(a)	160	$168,000
Sr. Sec’d. Notes, 144A
8.000%	10/01/20	(a)	155	163,137
Golden Nugget Escrow, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	12/01/21	(a)	745	759,900
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes, 144A
5.625%	10/15/21		325	339,625
MCE Finance Ltd. (Macau),
Gtd. Notes, 144A
5.000%	02/15/21		510	510,000
MGM Resorts International,
Gtd. Notes
8.625%	02/01/19	(a)	55	65,863
Playa Resorts Holding BV (Netherlands),
Sr. Unsec’d. Notes, 144A
8.000%	08/15/20		460	496,800
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC,
Gtd. Notes, 144A
5.875%	05/15/21		140	141,050

				2,644,375

Machinery
BlueLine Rental Finance Corp.,
Sec’d. Notes, 144A
7.000%	02/01/19		125	132,187

Media — 0.7%
21st Century Fox America, Inc.,
Gtd. Notes
6.150%	03/01/37		235	271,742
6.150%	02/15/41	(a)	1,623	1,908,934
AMC Networks, Inc.,
Gtd. Notes
4.750%	12/15/22		190	189,050
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
7.000%	01/15/19	(a)	325	343,687
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	12/15/21		180	178,200
6.375%	09/15/20	(a)	165	172,425
Clear Channel Communications, Inc.,
Sr. Unsec’d. Notes
4.900%	05/15/15		225	223,594
5.500%	12/15/16		745	711,475
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
6.500%	11/15/22	(a)	370	394,463
Cogeco Cable, Inc. (Canada),
Gtd. Notes, 144A
4.875%	05/01/20		30	29,850
Columbus International, Inc. (Barbados),
Gtd. Notes, 144A
7.375%	03/30/21		200	205,750

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
Comcast Corp.,
Gtd. Notes
5.700%	05/15/18		400	$459,367
COX Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.250%	12/15/22		153	143,725
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
5.875%	10/01/19		200	229,347
Discovery Communications LLC,
Gtd. Notes
3.250%	04/01/23		71	68,288
DISH DBS Corp.,
Gtd. Notes
4.250%	04/01/18		325	339,219
Harron Communications LP/Harron Finance Corp.,
Sr. Unsec’d. Notes, 144A
9.125%	04/01/20		45	50,850
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance,
Sr. Sec’d. Notes, 144A
9.750%	04/01/21	(a)	607	688,945
NBCUniversal Media LLC,
Gtd. Notes
4.375%	04/01/21		940	1,020,113
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes
4.500%	10/01/20	(a)	215	216,613
RCN Telecom Services LLC/RCN Capital Corp.,
Sr. Unsec’d. Notes, 144A
8.500%	08/15/20		200	211,500
Starz LLC/Starz Finance Corp.,
Gtd. Notes
5.000%	09/15/19		455	469,787
Time Warner Cable, Inc.,
Gtd. Notes
4.000%	09/01/21	(a)	759	787,365
4.500%	09/15/42	(a)	5,070	4,654,138
5.500%	09/01/41		755	787,171
5.850%	05/01/17		157	176,511
5.875%	11/15/40		245	265,472
6.750%	07/01/18	(a)	295	345,806
8.250%	04/01/19		1,167	1,454,031
Time Warner, Inc.,
Gtd. Notes
4.900%	06/15/42		500	501,789
5.375%	10/15/41		556	589,048
6.200%	03/15/40		320	370,528
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany),
Sr. Sec’d. Notes, 144A
5.500%	01/15/23		200	204,000
Viacom, Inc.,
Sr. Unsec’d. Notes
2.500%	09/01/18		73	73,818
3.500%	04/01/17		208	220,332
4.250%	09/01/23	(a)	1,215	1,249,920
WideOpenWest Finance LLC/WideOpenWest Capital Corp.,
Gtd. Notes
10.250%	07/15/19		145	164,575

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
Gtd. Notes, 144A
10.250%	07/15/19		20	$22,700

				20,394,128

Metals & Mining — 0.3%
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes
3.850%	04/01/22		352	336,222
4.100%	05/01/23	(a)	4,041	3,833,434
CONSOL Energy, Inc.,
Gtd. Notes
8.000%	04/01/17	(a)	30	31,313
8.250%	04/01/20	(a)	145	157,506
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.875%	11/03/21		247	248,457
4.500%	08/13/23	(a)	800	824,358
5.625%	10/18/43		410	420,095
Freeport-McMoRan Copper & Gold, Inc.,
Gtd. Notes
3.875%	03/15/23	(a)	1,285	1,228,682
Imperial Metals Corp. (Canada),
Gtd. Notes, 144A
7.000%	03/15/19		20	20,400
JMC Steel Group, Inc.,
Sr. Notes, 144A
8.250%	03/15/18	(a)	730	746,425
New Gold, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.250%	11/15/22	(a)	420	426,300
Ryerson, Inc./Joseph T Ryerson & Son, Inc.,
Gtd. Notes
11.250%	10/15/18	(a)	305	341,600
Sr. Sec’d. Notes
9.000%	10/15/17		85	91,694
Walter Energy, Inc.,
Gtd. Notes
8.500%	04/15/21	(a)	115	72,450
Sr. Sec’d. Notes, 144A
9.500%	10/15/19	(a)	45	45,787

				8,824,723

Miscellaneous Manufacturing — 0.1%
Ingersoll-Rand Global Holding Co. Ltd.,
Gtd. Notes, 144A
2.875%	01/15/19		58	57,828
4.250%	06/15/23		405	413,511
JB Poindexter & Co., Inc.,
Sr. Unsec’d. Notes, 144A
9.000%	04/01/22		295	315,650
LSB Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.750%	08/01/19	(a)	35	37,537
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.,
Sr. Sec’d. Notes
8.750%	02/01/19	(a)	620	665,725

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Miscellaneous Manufacturing (cont’d.)
Tyco Electronics Group SA (Switzerland),
Gtd. Notes
2.375%	12/17/18		126	$124,685

				1,614,936

Oil, Gas & Consumable Fuels — 0.9%
Approach Resources, Inc.,
Gtd. Notes
7.000%	06/15/21		80	82,400
Basic Energy Services, Inc.,
Gtd. Notes
7.750%	02/15/19		30	32,213
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
2.248%	11/01/16		880	908,103
Calumet Specialty Products Partners LP/Calumet Finance Corp.,
Gtd. Notes, 144A
6.500%	04/15/21		265	266,987
Chesapeake Energy Corp.,
Gtd. Notes
6.125%	02/15/21	(a)	580	632,200
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc.,
Gtd. Notes
6.625%	11/15/19		265	274,937
CVR Refining LLC/Coffeyville Finance, Inc.,
Sec’d. Notes
6.500%	11/01/22		95	99,987
Denbury Resources, Inc.,
Gtd. Notes
4.625%	07/15/23	(a)	285	265,050
6.375%	08/15/21		300	320,250
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	08/15/21		685	719,250
EP Energy LLC/EP Energy Finance, Inc.,
Sr. Unsec’d. Notes
9.375%	05/01/20	(a)	395	456,719
EP Energy LLC/Everest Acquisition Finance, Inc.,
Gtd. Notes
7.750%	09/01/22		405	454,613
Sr. Sec’d. Notes
6.875%	05/01/19		180	194,400
EPL Oil & Gas, Inc.,
Gtd. Notes
8.250%	02/15/18		215	232,737
Exterran Holdings, Inc.,
Gtd. Notes
7.250%	12/01/18		95	100,344
Exterran Partners LP/EXLP Finance Corp.,
Gtd. Notes
6.000%	04/01/21		180	179,100
6.000%	10/01/22		100	98,371
Forbes Energy Services Ltd.,
Gtd. Notes
9.000%	06/15/19		200	200,500
Hornbeck Offshore Services, Inc.,
Gtd. Notes
5.000%	03/01/21	(a)	95	93,337
5.875%	04/01/20		50	52,250

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
5.125%	03/01/21		330	$366,910
Northern Tier Energy LLC/Northern Tier Finance Corp.,
Sr. Sec’d. Notes
7.125%	11/15/20		200	214,000
Offshore Group Investment Ltd.,
Sr. Sec’d. Notes
7.125%	04/01/23	(a)	75	76,313
7.500%	11/01/19	(a)	260	276,900
Oil States International, Inc.,
Gtd. Notes
6.500%	06/01/19		535	563,087
Parsley Energy LLC/Parsley Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.500%	02/15/22		105	110,775
Petrobras Global Finance BV (Brazil),
Gtd. Notes
4.375%	05/20/23	(a)	6,637	6,072,994
4.875%	03/17/20	(a)	641	642,412
5.625%	05/20/43		555	469,280
7.250%	03/17/44		1,111	1,140,470
Petrobras International Finance Co. (Brazil),
Gtd. Notes
5.375%	01/27/21	(a)	1,181	1,194,370
5.750%	01/20/20		537	560,533
Petroleos Mexicanos (Mexico),
Gtd. Notes
3.500%	01/30/23	(a)	1,510	1,420,910
4.875%	01/24/22		281	293,645
5.500%	01/21/21		322	351,785
5.500%	06/27/44		3,580	3,454,700
6.500%	06/02/41		1,584	1,734,480
Petroleum Geo-Services ASA (Norway),
Gtd. Notes, 144A
7.375%	12/15/18		300	321,750
Phillips 66,
Gtd. Notes
4.300%	04/01/22	(a)	316	334,075
Samson Investment Co.,
Gtd. Notes, 144A
10.750%	02/15/20	(a)	930	1,013,700
Sempra Energy,
Sr. Unsec’d. Notes
2.300%	04/01/17		361	369,117
Transocean, Inc.,
Gtd. Notes
5.050%	12/15/16		136	147,925
Western Refining, Inc.,
Gtd. Notes
6.250%	04/01/21		270	279,450
Whiting Petroleum Corp.,
Gtd. Notes
5.000%	03/15/19		235	248,513

				27,321,842

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Paper & Forest Products
Sappi Papier Holding GmbH (South Africa),
Sr. Sec’d. Notes, 144A
7.750%	07/15/17	(a)	200	$222,500

Pharmaceuticals — 0.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
1.750%	11/06/17		447	448,413
Actavis, Inc.,
Sr. Unsec’d. Notes
1.875%	10/01/17		169	168,240
Express Scripts Holding Co.,
Gtd. Notes
3.125%	05/15/16		275	286,499
4.750%	11/15/21	(a)	1,105	1,200,893
Grifols Worldwide Operations Ltd. (Spain),
Sr. Unsec’d. Notes, 144A
5.250%	04/01/22	(a)	200	204,500
Medco Health Solutions, Inc.,
Gtd. Notes
4.125%	09/15/20		295	310,056
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
6.375%	10/15/20	(a)	75	81,000
6.750%	08/15/18		215	236,500
6.875%	12/01/18		600	637,500
Zoetis, Inc.,
Sr. Unsec’d. Notes
3.250%	02/01/23		766	738,848

				4,312,449

Pipelines — 0.4%
Access Midstream Partners LP/ACMP Finance Corp.,
Gtd. Notes
4.875%	05/15/23		235	236,763
4.875%	03/15/24	(a)	55	54,863
5.875%	04/15/21		380	404,700
6.125%	07/15/22		445	478,931
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
7.750%	04/01/19		300	325,500
Gtd. Notes, 144A
6.125%	03/01/22		55	57,475
DCP Midstream LLC,
Sr. Unsec’d. Notes, 144A
4.750%	09/30/21		1,094	1,124,933
5.350%	03/15/20		2,325	2,498,405
DCP Midstream Operating LP,
Gtd. Notes
2.500%	12/01/17		194	197,207
2.700%	04/01/19		62	61,851
3.875%	03/15/23		144	140,700
5.600%	04/01/44		643	671,168
EL Paso Pipeline Partners Operating Co. LLC,
Gtd. Notes
5.000%	10/01/21		129	136,597
Enbridge Energy Partners LP,
Sr. Unsec’d. Notes
4.200%	09/15/21		509	526,962

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
Gibson Energy, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.750%	07/15/21		175	$187,688
Kinder Morgan, Inc.,
Sr. Sec’d. Notes, 144A
5.625%	11/15/23		45	44,505
Midcontinent Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
5.450%	09/15/14		420	425,633
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.650%	06/01/22		1,000	1,003,795
SemGroup Corp.,
Gtd. Notes
7.500%	06/15/21		270	292,950
Southern Natural Gas Co./Southern Natural Issuing Corp.,
Sr. Unsec’d. Notes
4.400%	06/15/21		102	107,334
Spectra Energy Capital LLC,
Gtd. Notes
3.300%	03/15/23		500	454,310
5.650%	03/01/20		350	387,071
Spectra Energy Partners LP,
Sr. Unsec’d. Notes
2.950%	06/15/16		114	118,469
2.950%	09/25/18		100	101,940
4.600%	06/15/21		75	80,333
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.250%	05/01/23		265	262,350
6.375%	08/01/22		154	163,625
Gtd. Notes, 144A
4.250%	11/15/23	(a)	100	92,750
Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes
6.125%	10/15/21	(a)	295	312,700
Western Gas Partners LP,
Sr. Unsec’d. Notes
5.375%	06/01/21		377	413,344
Williams Partners LP,
Sr. Unsec’d. Notes
4.125%	11/15/20		50	51,915
4.300%	03/04/24	(a)	463	465,053

				11,881,820

Real Estate — 0.1%
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.750%	04/15/23		144	137,348
CBRE Services, Inc.,
Gtd. Notes
6.625%	10/15/20		125	133,437
Post Apartment Homes LP,
Sr. Unsec’d. Notes
3.375%	12/01/22		80	75,892
Regency Centers LP,
Gtd. Notes
5.250%	08/01/15		167	176,176

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate (cont’d.)
WP Carey, Inc.,
Sr. Unsec’d. Notes
4.600%	04/01/24		1,267	$1,266,493

				1,789,346

Real Estate Investment Trusts (REITs) — 0.7%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
4.600%	04/01/22		94	97,131
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes
3.625%	10/01/20	(a)	255	262,240
Sr. Unsec’d. Notes, MTN
4.200%	12/15/23		621	638,849
BioMed Realty LP,
Gtd. Notes
3.850%	04/15/16		280	294,570
4.250%	07/15/22		155	153,664
6.125%	04/15/20		540	606,761
Boston Properties LP,
Sr. Unsec’d. Notes
3.850%	02/01/23	(a)	785	791,603
Brandywine Operating Partnership LP,
Gtd. Notes
3.950%	02/15/23		427	419,322
4.950%	04/15/18		267	288,520
5.700%	05/01/17		264	291,439
7.500%	05/15/15		55	58,895
Camden Property Trust,
Sr. Unsec’d. Notes
2.950%	12/15/22		161	151,458
4.250%	01/15/24		517	528,591
CommonWealth REIT,
Sr. Unsec’d. Notes
5.750%	11/01/15		42	43,938
DDR Corp.,
Sr. Unsec’d. Notes
4.625%	07/15/22		253	265,109
4.750%	04/15/18		700	758,902
9.625%	03/15/16		142	164,477
Digital Realty Trust LP,
Gtd. Notes
4.500%	07/15/15	(a)	100	103,621
5.250%	03/15/21	(a)	134	140,881
Duke Realty LP,
Gtd. Notes
3.625%	04/15/23		249	236,625
3.875%	10/15/22		411	401,371
4.375%	06/15/22		198	201,601
Equity One, Inc.,
Gtd. Notes
3.750%	11/15/22		1,400	1,348,474
5.375%	10/15/15		39	41,534
ERP Operating LP,
Sr. Unsec’d. Notes
3.000%	04/15/23		1,000	944,119
4.625%	12/15/21		1,610	1,740,545

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Geo Group, Inc. (The),
Gtd. Notes
5.875%	01/15/22	220	$226,050
Health Care REIT, Inc.,
Sr. Unsec’d. Notes
2.250%	03/15/18	180	180,531
4.700%	09/15/17	76	83,049
Liberty Property LP,
Sr. Unsec’d. Notes
3.375%	06/15/23	1,022	964,565
4.125%	06/15/22	169	171,410
4.750%	10/01/20	2,168	2,296,272
Mack-Cali Realty LP,
Sr. Unsec’d. Notes
2.500%	12/15/17	311	312,296
3.150%	05/15/23	634	562,903
4.500%	04/18/22	908	909,515
Mid-America Apartments LP,
Sr. Unsec’d. Notes
4.300%	10/15/23	117	118,034
Omega Healthcare Investors, Inc.,
Sr. Unsec’d. Notes, 144A
4.950%	04/01/24	210	205,543
PPF Funding, Inc.,
Notes, 144A
5.125%	06/01/15	40	41,596
Retail Opportunity Investments Partnership LP,
Gtd. Notes
5.000%	12/15/23	114	118,217
Sabra Health Care LP/Sabra Capital Corp.,
Gtd. Notes
5.500%	02/01/21	240	250,800
Simon Property Group LP,
Sr. Unsec’d. Notes
2.800%	01/30/17	66	68,792
4.125%	12/01/21	1,000	1,065,738
Tanger Properties LP,
Sr. Unsec’d. Notes
3.875%	12/01/23	272	270,916
6.125%	06/01/20	335	388,134
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes
2.000%	02/15/18	272	271,378
4.000%	04/30/19	168	178,043
Weingarten Realty Investors,
Sr. Unsec’d. Notes
3.375%	10/15/22	96	90,670

			19,748,692

Retail & Merchandising — 0.1%
Best Buy Co., Inc.,
Sr. Unsec’d. Notes
5.000%	08/01/18	580	601,025
Building Materials Holding Corp.,
Sr. Sec’d. Notes, 144A
9.000%	09/15/18	630	694,575

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Retail & Merchandising (cont’d.)
Walgreen Co.,
Sr. Unsec’d. Notes
1.800%	09/15/17		199	$200,338

				1,495,938

Semiconductors
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	03/01/19		70	70,263
Micron Technology, Inc.,
Sr. Unsec’d. Notes, 144A
5.875%	02/15/22		60	62,850
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
3.750%	06/01/18		300	301,500

				434,613

Software — 0.1%
Activision Blizzard, Inc.,
Gtd. Notes, 144A
5.625%	09/15/21		425	454,750
Audatex North America, Inc.,
Gtd. Notes, 144A
6.000%	06/15/21		220	234,850
BMC Software Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.125%	07/15/21	(a)	310	326,275
First Data Corp.,
Sec’d. Notes, 144A
8.250%	01/15/21	(a)	90	97,650
Sr. Sec’d. Notes, 144A
6.750%	11/01/20	(a)	240	258,000
7.375%	06/15/19		455	489,125
Nuance Communications, Inc.,
Gtd. Notes, 144A
5.375%	08/15/20	(a)	215	213,925

				2,074,575

Tobacco — 0.2%
Altria Group, Inc.,
Gtd. Notes
2.850%	08/09/22		325	304,981
4.000%	01/31/24		362	362,686
5.375%	01/31/44		620	648,144
9.250%	08/06/19		181	238,837
9.700%	11/10/18		196	257,273
Reynolds American, Inc.,
Gtd. Notes
3.250%	11/01/22		940	884,353
4.750%	11/01/42		1,949	1,822,985
6.150%	09/15/43		229	258,368
6.750%	06/15/17		660	760,927
7.250%	06/15/37		610	755,763

				6,294,317

Transportation
CEVA Group PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
7.000%	03/01/21		75	76,313
9.000%	09/01/21		75	76,688

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Transportation (cont’d.)
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc.,
Sr. Sec’d. Notes, 144A
8.125%	11/15/21		520	$542,100
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc.,
Gtd. Notes
8.125%	02/15/19		75	75,750
Sr. Sec’d. Notes, 144A
7.375%	01/15/22		385	393,663
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc. (Uruguay),
Gtd. Notes
9.250%	04/15/19		15	16,050

				1,180,564

Wireless Telecommunication Services — 0.7%
Alcatel-Lucent USA, Inc. (France),
Gtd. Notes, 144A
4.625%	07/01/17		560	575,400
6.750%	11/15/20	(a)	870	920,025
8.875%	01/01/20		320	363,200
Sr. Unsec’d. Notes
6.450%	03/15/29		410	391,550
6.500%	01/15/28		90	85,500
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.500%	01/15/22		200	211,000
7.875%	12/15/19		445	486,163
Altice Finco SA (Luxembourg),
Sr. Sec’d. Notes, 144A
9.875%	12/15/20		320	364,800
America Movil SAB de CV (Mexico),
Gtd. Notes
2.375%	09/08/16		200	205,800
AT&T, Inc.,
Sr. Unsec’d. Notes
5.350%	09/01/40		1,507	1,540,055
5.550%	08/15/41		2,934	3,080,145
6.300%	01/15/38		300	341,319
CenturyLink, Inc.,
Sr. Unsec’d. Notes
5.150%	06/15/17		37	39,683
6.000%	04/01/17		92	101,775
6.150%	09/15/19		203	219,494
Digicel Group Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A
7.125%	04/01/22		200	202,250
Digicel Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A
6.000%	04/15/21		400	409,000
7.000%	02/15/20		400	416,000
8.250%	09/01/17		100	104,000
DigitalGlobe, Inc.,
Gtd. Notes
5.250%	02/01/21		902	890,725
Embarq Corp.,
Sr. Unsec’d. Notes
7.082%	06/01/16		303	337,586
7.995%	06/01/36	(a)	125	130,424

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Wireless Telecommunication Services (cont’d.)
FairPoint Communications, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	08/15/19		230	$246,100
Level 3 Financing, Inc.,
Gtd. Notes, 144A
3.846%(c)	01/15/18		375	381,563
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28		60	58,200
8.750%	03/15/32	(a)	485	533,500
Sprint Communications, Inc.,
Gtd. Notes, 144A
9.000%	11/15/18	(a)	140	171,150
Telesat Canada/Telesat LLC (Canada),
Gtd. Notes, 144A
6.000%	05/15/17		110	113,850
T-Mobile USA, Inc.,
Gtd. Notes
5.250%	09/01/18		265	280,237
6.464%	04/28/19		925	989,750
tw telecom holdings, Inc.,
Gtd. Notes
5.375%	10/01/22		150	153,000
6.375%	09/01/23		80	85,600
UPCB Finance V Ltd. (Netherlands),
Sr. Sec’d. Notes, 144A
7.250%	11/15/21		205	226,013
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
6.550%	09/15/43		3,297	4,012,235
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.375%	04/15/21	(a)	200	206,500
Wind Acquisition Finance SA (Italy),
Sec’d. Notes, 144A
11.750%	07/15/17	(a)	300	316,125
Wind Acquisition Holdings Finance SA (Italy),
Sr. Sec’d. Notes, 144A
12.250%	07/15/17		546	571,925

				19,761,642

TOTAL CORPORATE BONDS (cost $229,575,299)				234,220,498

FOREIGN GOVERNMENT BONDS — 0.2%
Banco Nacional de Desenvolvimento Economico e Social (Brazil),
Sr. Unsec’d. Notes
3.375%	09/26/16		580	590,875
5.750%	09/26/23	(a)	529	552,805
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
4.250%	01/07/25	(a)	605	585,338
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.000%	10/02/23		1,294	1,306,940
Sr. Unsec’d. Notes, MTN
3.500%	01/21/21	(a)	2,422	2,452,275

4.750%	03/08/44	(a)	412	391,400

TOTAL FOREIGN GOVERNMENT BONDS

Interest Rate	Maturity Date		Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
(cost $5,875,080)				$5,879,633

MUNICIPAL BONDS — 0.4%
California — 0.2%
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39		850	1,142,119
7.350%	11/01/39		95	128,384
7.500%	04/01/34		330	446,338
7.600%	11/01/40		2,025	2,851,868
7.625%	03/01/40		135	188,405

				4,757,114

Illinois — 0.2%
City of Chicago,
General Obligation Unlimited
6.314%	01/01/44		1,880	1,917,863
7.781%	01/01/35		120	141,647
State of Illinois,
General Obligation Unlimited
1.840%	12/01/16		445	449,753
3.600%	12/01/19		385	384,985
5.100%	06/01/33		2,320	2,290,652
5.365%	03/01/17		20	21,823
5.665%	03/01/18		330	356,911
5.877%	03/01/19		490	549,560
General Obligation Unlimited, BABs
6.630%	02/01/35		295	322,500
6.725%	04/01/35		450	496,575
7.350%	07/01/35		145	168,793

				7,101,062

TOTAL MUNICIPAL BONDS (cost $11,632,956)				11,858,176

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.7%
Federal Home Loan Mortgage Corp.
3.000%	11/01/42-07/01/43		2,008	1,939,120
3.500%	01/01/26-06/01/43		10,159	10,179,999
4.000%	06/01/24-04/01/42		3,170	3,311,330
4.500%	05/01/39-02/01/41		2,133	2,291,451
5.000%	11/01/35-08/01/40		1,551	1,706,998
5.500%	03/01/34-07/01/35		362	400,521
6.500%	09/01/39		273	305,894
Federal National Mortgage Assoc
1.875%	02/19/19	(a)	10,945	10,979,630
2.500%	05/01/28-06/01/43		2,282	2,200,687
2.500%	TBA		5,000	4,996,094
3.000%	09/01/42-01/01/44		17,101	16,526,988
3.000%	TBA		1,500	1,540,781
3.500%	01/01/34-03/01/43		6,948	6,948,248
3.500%	TBA		5,600	5,633,250
3.500%	TBA		3,000	3,145,313
4.000%	09/01/26-06/01/43		5,904	6,153,116
4.000%	TBA		6,800	7,043,313
4.500%	12/01/23-11/01/41		4,633	4,962,397
4.500%	TBA		3,000	3,200,156
5.000%	07/01/35-10/01/43		3,638	3,973,133

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
5.000%	TBA		3,500	$3,815,820
5.500%	01/01/23-11/01/34		2,017	2,227,312
5.500%	TBA		200	220,852
6.000%	02/01/34-02/01/38		1,809	2,026,516
6.500%	07/01/32-08/01/36		2,497	2,793,960
Government National Mortgage Assoc.
3.000%	09/20/42-02/20/44		3,261	3,212,460
3.000%	TBA		760	747,294
3.500%	05/20/42-01/20/44		4,754	4,864,750
3.500%	TBA		3,900	3,979,828
4.000%	10/15/40-10/15/41		2,215	2,332,810
4.000%	TBA		7,900	8,301,172
4.500%	05/15/39-07/20/41		3,348	3,621,586
5.000%	07/15/39-06/20/41		2,159	2,368,930
5.500%	06/15/35		564	631,898

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $138,750,881)				138,583,607

U.S. TREASURY OBLIGATIONS — 10.0%
U.S. Treasury Bonds
0.250%	02/29/16	(a)	38,544	38,441,627
3.750%	11/15/43		6,910	7,154,006
4.500%	02/15/36		5,500	6,455,625
U.S. Treasury Inflationary Indexed Bonds, TIPS
0.125%	04/15/16-01/15/23		11,281	11,603,554
0.375%	07/15/23		1,833	1,822,070
0.500%	04/15/15		950	1,046,123
0.625%	07/15/21-01/15/24		2,817	2,931,441
1.125%	01/15/21		1,431	1,624,201
1.250%	07/15/20		1,247	1,441,211
1.375%	07/15/18-01/15/20		1,431	1,677,623
1.625%	01/15/18		617	747,711
1.875%	07/15/15-07/15/19		1,415	1,756,669
2.000%	01/15/16		760	950,377
2.125%	01/15/19		580	705,582
2.375%	01/15/17		656	833,160
2.500%	07/15/16		757	956,438
2.625%	07/15/17		578	730,342
U.S. Treasury Notes
0.250%	01/15/15-08/15/15		32,460	32,491,171
0.375%	08/31/15-03/31/16		59,295	59,382,694
0.750%	03/15/17-12/31/17	(a)	70,534	69,565,465
1.500%	01/31/19		6	5,948
1.625%	03/31/19		16,860	16,774,385
2.250%	03/31/21		11,590	11,546,538
2.750%	02/15/24	(a)	16,750	16,786,649
3.625%	02/15/44		5,660	5,725,441

TOTAL U.S. TREASURY OBLIGATIONS (cost $293,275,355)				293,156,051

TOTAL LONG-TERM INVESTMENTS (cost $2,441,176,102)				2,649,996,507

		Shares	Value
SHORT-TERM INVESTMENT — 18.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $545,242,624; includes $223,890,233 of cash collateral received for securities on loan)(b)(w)		545,242,624	$545,242,624

TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT — 109.0% (cost $2,986,418,726)			3,195,239,131

Interest Rate	Maturity Date	Principal Amount (000)#
SECURITY SOLD SHORT
U.S. GOVERNMENT AGENCY OBLIGATION
Federal National Mortgage Assoc.
3.000%	TBA	300	(289,547)

(proceeds received $288,000)
TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT — 109.0% (cost $2,986,130,726)			3,194,949,584
Liabilities in excess of other assets(x) — (9.0)%			(264,819,411)

NET ASSETS — 100.0%			$2,930,130,173

The following abbreviations are used in the Portfolio descriptions:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A are deemed to be liquid.
ADR	American Depositary Receipt
BABs	Build America Bonds
CVA	Certificate Van Anadelen (Bearer)
EAFE	Europe, Australasia, Far East
ETF	Exchange Traded Fund
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NVDR	Non-voting Depositary Receipt
NYSE	New York Stock Exchange
PIK	Payment-in-Kind
PRFC	Preference Shares
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
UTS	Unit Trust Security
XLON	London Stock Exchange
*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $219,701,042; cash collateral of $223,890,233 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2014.
(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2014.
(p)	Interest rate not available as of March 31, 2014.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at March 31, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation(1)(2)
Long Positions:
761	Mini MSCI EAFE Index	Jun. 2014	$71,068,891	$72,104,750	$1,035,859
1,937	S&P 500 E-Mini	Jun. 2014	180,184,646	180,586,510	401,864

					$1,437,723

(1)	Cash of $12,720,030 has been segregated to cover requirement for open futures contracts as of March 31, 2014.

(2)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2014.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,335,755,505	$535,594,978	$—
Exchange Traded Fund	42,476,784	—	—
Preferred Stocks	—	5,965,695	—
Rights	71,435	—	—
Asset-Backed Security	—	228,164	—
Bank Loans	—	7,340,380	89,775
Commercial Mortgage-Backed Securities	—	38,775,826	—
Corporate Bonds	—	233,823,140	397,358
Foreign Government Bonds	—	5,879,633	—
Municipal Bonds	—	11,858,176	—
U.S. Government Agency Obligations	—	138,583,607	—
U.S. Treasury Obligations	—	293,156,051	—
Affiliated Money Market Mutual Fund	545,242,624	—	—
Short Sales – U.S. Government Agency Obligation	—	(289,547)	—
Other Financial Instruments*
Futures	1,437,723	—	—

Total	$1,924,984,071	$1,270,916,103	$487,133

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 93.1%
COMMON STOCKS — 59.5%
Aerospace & Defense — 1.2%
Airbus Group NV (France)	71,300	$5,106,604
Astronics Corp.*	14,700	932,127
BAE Systems PLC (United Kingdom)	350,000	2,431,435
Boeing Co. (The)	99,654	12,505,580
Curtiss-Wright Corp.	20,610	1,309,559
Finmeccanica SpA (Italy)*	572,400	5,652,833
Huntington Ingalls Industries, Inc.	42,367	4,332,449
Lockheed Martin Corp.	39,937	6,519,316
Meggitt PLC (United Kingdom)	361,588	2,899,883
Rolls-Royce Holdings PLC (United Kingdom)*	216,423	3,874,240
Safran SA (France)	75,000	5,195,995
Teledyne Technologies, Inc.*	21,030	2,046,850
Triumph Group, Inc.	13,080	844,706
United Technologies Corp.	70,500	8,237,220

		61,888,797

Air Freight & Logistics — 0.2%
Air Transport Services Group, Inc.*	138,370	1,086,205
FedEx Corp.	72,843	9,656,068
Kintetsu World Express, Inc. (Japan)	21,800	968,625

		11,710,898

Airlines — 0.4%
Alaska Air Group, Inc.	17,220	1,606,798
Delta Air Lines, Inc.	224,078	7,764,303
International Consolidated Airlines Group SA (United Kingdom)*	405,000	2,826,120
Southwest Airlines Co.	286,162	6,756,285

		18,953,506

Auto Components — 0.4%
Continental AG (Germany)	19,200	4,604,520
ElringKlinger AG (Germany)	29,800	1,175,673
Exedy Corp. (Japan)	38,000	1,063,034
Lear Corp.	32,509	2,721,653
NHK Spring Co. Ltd. (Japan)	110,000	1,022,954
Tenneco, Inc.*	119,146	6,918,809

		17,506,643

Automobiles — 0.6%
Fuji Heavy Industries Ltd. (Japan)	44,500	1,205,054
Honda Motor Co. Ltd. (Japan)	160,800	5,658,015
Mazda Motor Corp. (Japan)	641,000	2,847,709
Renault SA (France)	23,500	2,282,659
Suzuki Motor Corp. (Japan)	94,000	2,450,825
Toyota Motor Corp. (Japan)	270,400	15,248,896

		29,693,158

Banks — 5.1%
Australia & New Zealand Banking Group Ltd. (Australia)	452,000	13,904,897
Banca Popolare dell’Emilia Romagna SC (Italy)*(a)	76,900	969,724
Bank of America Corp.	1,018,505	17,518,286
Banque Cantonale Vaudoise (Switzerland)	2,180	1,272,306
Barclays PLC (United Kingdom)	2,000,000	7,782,915
BNP Paribas SA (France)	92,000	7,093,160
BOC Hong Kong Holdings Ltd. (China)	870,500	2,485,646
Boston Private Financial Holdings, Inc.	167,560	2,267,087
CaixaBank SA (Spain)	853,780	5,495,855

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Citigroup, Inc.	311,181	$14,812,216
City National Corp.	17,250	1,357,920
Commerzbank AG (Germany)*	290,000	5,334,321
Commonwealth Bank of Australia (Australia)	100,000	7,198,971
CVB Financial Corp.	132,720	2,110,248
Dah Sing Financial Holdings Ltd. (Hong Kong)	186,000	875,168
East West Bancorp, Inc.	32,560	1,188,440
Erste Group Bank AG (Austria)	110,000	3,763,066
First Financial Holdings, Inc.	17,000	1,064,540
FirstMerit Corp.	138,370	2,882,247
Hang Seng Bank Ltd. (Hong Kong)	278,000	4,434,910
HSBC Holdings PLC (United Kingdom)	488,300	4,944,209
Intesa Sanpaolo SpA (Italy)	930,000	3,155,689
Investors Bancorp, Inc.	41,770	1,154,523
JPMorgan Chase & Co.	318,013	19,306,569
Jyske Bank A/S (Denmark)*	17,300	948,200
KBC Groep NV (Belgium)	171,145	10,540,196
Lloyds Banking Group PLC (United Kingdom)*	4,621,082	5,781,025
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,066,300	5,871,885
Mizrahi Tefahot Bank Ltd. (Israel)	34,000	465,068
Nordea Bank AB (Sweden)	555,200	7,875,851
Regions Financial Corp.	462,985	5,143,763
Royal Bank of Canada (Canada)	75,800	4,997,795
Seven Bank Ltd. (Japan)	400,000	1,569,759
Societe Generale SA (France)	88,300	5,435,386
SpareBank 1 SR Bank ASA (Norway)	79,400	805,867
Square 1 Financial, Inc.*	14,080	283,008
Standard Chartered PLC (United Kingdom)	357,476	7,474,995
Sumitomo Mitsui Financial Group, Inc. (Japan)	188,800	8,092,710
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	697,000	3,153,611
Suruga Bank Ltd. (Japan)	65,000	1,145,012
Svenska Handelsbanken AB (Sweden) (Class A Stock)	67,800	3,407,057
Swedbank AB (Sweden) (Class A Stock)	68,000	1,825,509
Synovus Financial Corp.	432,610	1,466,548
Talmer Bancorp, Inc.*	78,360	1,147,190
Toronto-Dominion Bank (The) (Canada)	101,100	4,739,948
UniCredit SpA (Italy)	429,100	3,922,440
United Community Banks, Inc.*	48,360	938,668
United Overseas Bank Ltd. (Singapore)	350,000	6,037,304
US Bancorp	72,524	3,108,379
Wells Fargo & Co.	364,204	18,115,507
Western Alliance Bancorp*	82,750	2,035,650
Westpac Banking Corp. (Australia)	55,000	1,768,401
Wing Hang Bank Ltd. (Hong Kong)	210,000	3,331,571
Yadkin Financial Corp.*	30,886	661,269

		254,462,485

Beverages — 1.3%
Anheuser-Busch InBev NV (Belgium)	126,900	13,364,584
Britvic PLC (United Kingdom)	98,264	1,216,304
C&C Group PLC (Ireland)	215,100	1,401,364
Coca-Cola Co. (The)	126,370	4,885,464
Coca-Cola Enterprises, Inc.	97,292	4,646,666
Cott Corp. (Canada)	67,400	570,878
Diageo PLC (United Kingdom)	247,533	7,688,103

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Beverages (cont’d.)
Dr Pepper Snapple Group, Inc.(a)	101,100	$5,505,906
Monster Beverage Corp.*	171,020	11,877,339
PepsiCo, Inc.	50,550	4,220,925
Remy Cointreau SA (France)(a)	32,586	2,613,881
SABMiller PLC (United Kingdom)	94,300	4,715,182

		62,706,596

Biotechnology — 0.8%
Celldex Therapeutics, Inc.*(a)	19,010	335,907
CSL Ltd. (Australia)	159,852	10,325,140
Cubist Pharmaceuticals, Inc.*(a)	20,810	1,522,251
Cytokinetics, Inc.*(a)	96,390	915,705
Genomic Health, Inc.*	32,070	844,724
Gilead Sciences, Inc.*	181,558	12,865,200
Grifols SA (Spain)	100,000	5,480,289
Idera Pharmaceuticals, Inc.*	185,870	758,350
Medivation, Inc.*(a)	35,100	2,259,387
Neurocrine Biosciences, Inc.*	4,060	65,366
NewLink Genetics Corp.*(a)	29,270	831,268
Repligen Corp.*	58,010	746,009
Sunesis Pharmaceuticals, Inc.*(a)	122,270	808,205
Swedish Orphan Biovitrum AB (Sweden)*	112,000	1,228,977
Uniqure BV (Netherlands)*	1,400	21,770

		39,008,548

Building Products — 0.3%
American Woodmark Corp.*	16,330	549,668
Assa Abloy AB (Sweden) (Class B Stock)	93,400	4,975,110
Builders FirstSource, Inc.*	105,426	960,431
Daikin Industries Ltd. (Japan)	58,000	3,252,608
Masco Corp.	208,875	4,639,114
NCI Building Systems, Inc.*	44,340	774,176
Wienerberger AG (Austria)	48,900	936,835

		16,087,942

Capital Markets — 1.0%
Affiliated Managers Group, Inc.*	24,501	4,901,425
Ashmore Group PLC (United Kingdom)(a)	243,524	1,349,865
E*TRADE Financial Corp.*	99,270	2,285,195
Franklin Resources, Inc.	67,800	3,673,404
FXCM, Inc. (Class A Stock)	83,360	1,231,227
GAM Holding AG (Switzerland)*	33,588	606,342
GCA Savvian Corp. (Japan)	118,000	1,015,175
HFF, Inc. (Class A Stock)	41,650	1,399,857
Investment Technology Group, Inc.*	38,038	768,368
Morgan Stanley	146,000	4,550,820
National Holdings Corp.*	960,820	480,410
Nomura Holdings, Inc. (Japan)	425,900	2,732,098
Partners Group Holding AG (Switzerland)	4,230	1,188,153
Raymond James Financial, Inc.	118,164	6,608,913
RCS Capital Corp. (Class A Stock)(a)	15,970	621,552
UBS AG (Switzerland)*	713,267	14,759,888
Vontobel Holding AG (Switzerland)	32,117	1,270,395

		49,443,087

Chemicals — 1.1%
Air Liquide SA (France)	21,000	2,843,839
Arkema SA (France)	52,600	5,950,440
Asahi Kasei Corp. (Japan)	209,000	1,417,146
Ashland, Inc.	25,960	2,582,501
Chemtura Corp.*	60,870	1,539,402
Croda International PLC (United Kingdom)	8,700	369,980

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
Eastman Chemical Co.	77,723	$6,700,500
Elementis PLC (United Kingdom)	191,106	915,183
Ferro Corp.*	111,970	1,529,510
Incitec Pivot Ltd. (Australia)	242,836	667,818
Innospec, Inc.	29,890	1,351,925
Johnson Matthey PLC (United Kingdom)	21,993	1,200,785
JSR Corp. (Japan)	105,000	1,942,588
Koninklijke DSM NV (Netherlands)	60,000	4,115,280
LANXESS AG (Germany)	44,000	3,321,228
Methanex Corp. (Canada)	32,200	2,060,450
Mitsui Chemicals, Inc. (Japan)	283,000	692,856
Nihon Parkerizing Co. Ltd. (Japan)	52,000	1,200,473
Nippon Shokubai Co. Ltd. (Japan)	132,000	1,562,954
Nufarm Ltd. (Australia)	469,570	1,738,025
Shin-Etsu Chemical Co. Ltd. (Japan)	52,000	2,964,310
Syngenta AG (Switzerland)	15,780	5,990,487
Tokyo Ohka Kogyo Co. Ltd. (Japan)	42,900	947,074
Tronox Ltd. (Class A Stock)(a)	46,000	1,093,420

		54,698,174

Commercial Services & Supplies — 0.7%
Babcock International Group PLC (United Kingdom)	356,317	8,001,573
InnerWorkings, Inc.*	106,860	818,548
Interface, Inc.	62,480	1,283,964
KAR Auction Services, Inc.	35,450	1,075,907
MiX Telematics Ltd. (South Africa), ADR*(a)	34,800	375,144
MSA Safety, Inc.	24,350	1,387,950
Multi-Color Corp.	79,430	2,780,050
Park24 Co. Ltd. (Japan)	227,500	4,322,762
Progressive Waste Solutions Ltd. (Canada)	45,900	1,161,720
Prosegur Cia de Seguridad SA (Spain)	112,800	725,742
Regus PLC (United Kingdom)	475,240	1,747,104
Sato Holdings Corp. (Japan)	52,000	1,204,161
Serco Group PLC (United Kingdom)	81,757	573,824
Shanks Group PLC (United Kingdom)	381,460	707,131
SP Plus Corp.*	32,791	861,420
Stericycle, Inc.*	50,545	5,742,923
Team, Inc.*	29,800	1,277,228
West Corp.	45,680	1,093,122

		35,140,273

Communications Equipment — 0.2%
Aruba Networks, Inc.*(a)	101,480	1,902,750
Harris Corp.	62,384	4,564,013
Ixia*	61,670	770,875
QUALCOMM, Inc.	50,550	3,986,373

		11,224,011

Construction & Engineering — 0.2%
Chiyoda Corp. (Japan)	89,000	1,148,361
EMCOR Group, Inc.	58,930	2,757,335
Furmanite Corp.*	182,116	1,788,379
MasTec, Inc.*	22,970	997,817
Monadelphous Group Ltd. (Australia)(a)	34,910	545,438
Vinci SA (France)	50,000	3,711,487

		10,948,817

Construction Materials — 0.3%
Adelaide Brighton Ltd. (Australia)	235,672	878,169
CRH PLC (Ireland)*	57,000	1,594,947
HeidelbergCement AG (Germany)	56,200	4,817,008

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Construction Materials (cont’d.)
James Hardie Industries PLC (Ireland)	459,421	$6,136,994
Martin Marietta Materials, Inc.(a)	8,170	1,048,620

		14,475,738

Consumer Finance — 0.1%
Acom Co. Ltd. (Japan)*	228,100	728,814
AEON Financial Service Co. Ltd. (Japan)	32,800	740,027
Encore Capital Group, Inc.*	31,240	1,427,668
Regional Management Corp.*	31,520	777,283
Springleaf Holdings, Inc.*	43,250	1,087,738

		4,761,530

Containers & Packaging — 0.3%
Ball Corp.	157,091	8,610,158
Berry Plastics Group, Inc.*	82,080	1,900,152
FP Corp. (Japan)	20,800	660,783
Graphic Packaging Holding Co.*	110,810	1,125,830
Rock-Tenn Co. (Class A Stock)	11,750	1,240,448
Silgan Holdings, Inc.	33,700	1,668,824

		15,206,195

Distributors
Core-Mark Holding Co., Inc.	1,600	116,160

Diversified Consumer Services — 0.1%
Benesse Holdings, Inc. (Japan)	126,400	4,834,593
Carriage Services, Inc.	1,920	35,021
Service Corp. International	67,650	1,344,882

		6,214,496

Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc. (Class B Stock)*	55,952	6,992,321
Challenger Ltd. (Australia)	154,889	921,540
IG Group Holdings PLC (United Kingdom)	79,546	832,837
ING Groep NV (Netherlands), CVA*	320,000	4,550,964
Interactive Brokers Group, Inc. (Class A Stock)	112,270	2,432,891
London Stock Exchange Group PLC (United Kingdom)	71,099	2,337,064
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	350,000	1,718,180
NASDAQ OMX Group, Inc. (The)	93,244	3,444,434
ORIX Corp. (Japan)	416,000	5,863,096
Ricoh Leasing Co. Ltd. (Japan)	45,900	1,092,049

		30,185,376

Diversified Telecommunication Services — 1.9%
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	780,000	1,390,431
BT Group PLC (United Kingdom)	1,098,641	6,987,016
Cogent Communications Group, Inc.	25,680	912,410
Elisa OYJ (Finland)	183,000	5,264,273
FairPoint Communications, Inc.*(a)	67,641	919,918
HKT Trust and HKT Ltd. (Hong Kong)	7,160,000	7,572,675
Iliad SA (France)	8,194	2,362,688
Koninklijke KPN NV (Netherlands)*	882,492	3,115,285
Orange SA (France)	240,700	3,555,580
PCCW Ltd. (Hong Kong)	12,210,000	6,123,496
Singapore Telecommunications Ltd. (Singapore)	2,199,000	6,391,870
Swisscom AG (Switzerland)	17,800	10,935,879
TDC A/S (Denmark)	348,900	3,225,459
Telefonica SA (Spain)	102,125	1,618,357

	Shares	Value
COMMON STOCKS (Continued)
Diversified Telecommunication Services (cont’d.)
Telenor ASA (Norway)	179,400	$3,970,630
Telstra Corp. Ltd. (Australia)	1,835,612	8,655,748
Verizon Communications, Inc.	479,313	22,800,919

		95,802,634

Electric Utilities — 1.5%
American Electric Power Co., Inc.	101,100	5,121,726
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	905,000	5,787,797
Duke Energy Corp.(a)	75,820	5,399,900
Edison International	199,669	11,303,262
Enel SpA (Italy)	470,000	2,658,419
Iberdrola SA (Spain)	754,500	5,279,615
NextEra Energy, Inc.	50,550	4,833,591
Northeast Utilities(a)	101,100	4,600,050
Pepco Holdings, Inc.(a)	202,195	4,140,954
Portland General Electric Co.	121,660	3,934,484
Power Assets Holdings Ltd. (Hong Kong)	632,000	5,485,499
PPL Corp.	151,650	5,025,681
Spark Infrastructure Group (Australia)	1,063,050	1,689,020
SSE PLC (United Kingdom)	64,100	1,570,059
Tohoku Electric Power Co., Inc. (Japan)	110,000	1,131,229
Xcel Energy, Inc.(a)	176,927	5,371,504

		73,332,790

Electrical Equipment — 0.7%
EnerSys, Inc.	37,190	2,576,895
Generac Holdings, Inc.	27,830	1,641,135
Legrand SA (France)	67,600	4,199,336
Mitsubishi Electric Corp. (Japan)	509,000	5,729,710
Nidec Corp. (Japan)	44,600	2,734,760
OSRAM Licht AG (Germany)*	64,225	4,164,482
PKC Group OYJ (Finland)	58,300	1,817,583
PowerSecure International, Inc.*	57,520	1,348,269
Preformed Line Products Co.	11,380	780,099
Prysmian SpA (Italy)	31,100	773,938
Regal-Beloit Corp.	56,900	4,137,199
Saft Groupe SA (France)	24,400	852,891
Vestas Wind Systems A/S (Denmark)*	50,800	2,036,776

		32,793,073

Electronic Equipment, Instruments & Components — 0.8%
Arrow Electronics, Inc.*	48,298	2,866,969
Azbil Corp. (Japan)	30,200	746,723
CDW Corp.	50,610	1,388,738
CUI Global, Inc.*	50,920	560,120
Hitachi Ltd. (Japan)	706,000	5,225,854
Hoya Corp. (Japan)	247,700	7,748,307
Ingenico (France)(a)	8,283	774,159
InvenSense, Inc.*(a)	131,260	3,106,924
Keyence Corp. (Japan)	6,400	2,636,586
Kudelski SA (Switzerland)*	92,463	1,342,005
Murata Manufacturing Co. Ltd. (Japan)	39,100	3,695,770
Neonode, Inc.*(a)	118,815	676,057
Oki Electric Industry Co. Ltd. (Japan)	222,000	473,896
Omron Corp. (Japan)	89,700	3,711,493
Oxford Instruments PLC (United Kingdom)	63,647	1,347,748
TDK Corp. (Japan)	55,000	2,293,616

		38,594,965

Energy Equipment & Services — 0.8%
Aker Solutions ASA (Norway)	89,900	1,399,167

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Energy Equipment & Services (cont’d.)
Boustead Singapore Ltd. (Singapore)	832,000	$1,237,859
Dril-Quip, Inc.*	12,180	1,365,378
Essential Energy Services Trust (Canada)*	268,800	663,794
Forum Energy Technologies, Inc.*	86,710	2,686,276
John Wood Group PLC (United Kingdom)	54,214	694,056
National Oilwell Varco, Inc.	104,400	8,129,628
Pason Systems, Inc. (Canada)	57,200	1,446,687
RigNet, Inc.*	38,780	2,087,527
Schlumberger Ltd.	133,074	12,974,715
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	7,700	900,661
Subsea 7 SA (United Kingdom)	82,000	1,524,199
Technip SA (France)	28,100	2,896,697
TGS Nopec Geophysical Co. ASA (Norway)	21,800	713,685
Trican Well Service Ltd. (Canada)	30,400	384,709
Western Energy Services Corp. (Canada)	118,400	1,071,009

		40,176,047

Food & Staples Retailing — 1.9%
Alimentation Couche Tard, Inc. (Canada) (Class B Stock)	75,800	6,130,509
Andersons, Inc. (The)	45,101	2,671,783
Carrefour SA (France)	124,554	4,818,316
Chefs’ Warehouse, Inc. (The)*	33,210	710,694
Costco Wholesale Corp.	50,550	5,645,424
CVS Caremark Corp.(a)	256,420	19,195,601
George Weston Ltd. (Canada)	75,800	5,645,746
Jeronimo Martins SGPS SA (Portugal)	258,100	4,331,124
Kroger Co. (The)	318,391	13,897,768
Lawson, Inc. (Japan)	50,500	3,573,342
Loblaw Cos. Ltd. (Canada)(a)	126,400	5,362,424
Seven & I Holdings Co. Ltd. (Japan)	265,100	10,101,499
Sundrug Co. Ltd. (Japan)	27,200	1,243,165
Susser Holdings Corp.*	12,240	764,633
Wesfarmers Ltd. (Australia)	119,449	4,576,763
Woolworths Ltd. (Australia)	114,541	3,798,412

		92,467,203

Food Products — 2.7%
Ajinomoto Co., Inc. (Japan)	80,000	1,144,968
Amira Nature Foods Ltd. (United Arab Emirates)*(a)	4,500	76,680
Archer-Daniels-Midland Co.	236,410	10,257,830
Bunge Ltd.	20,336	1,616,915
Dairy Crest Group PLC (United Kingdom)	107,334	866,405
Danone SA (France)	69,250	4,892,356
Darling International, Inc.*	74,490	1,491,290
General Mills, Inc.	101,100	5,239,002
Hershey Co. (The)	50,550	5,277,420
Hormel Foods Corp.	75,820	3,735,651
Ingredion, Inc.	9,800	667,184
JM Smucker Co. (The)	50,550	4,915,482
Kellogg Co.(a)	75,820	4,754,672
Kerry Group PLC (Ireland) (Class A Stock)	73,300	5,595,428
Lindt & Spruengli AG (Switzerland)	265	1,313,534
McCormick & Co., Inc.	50,550	3,626,457
Mead Johnson Nutrition Co.	50,550	4,202,727
Mondelez International, Inc. (Class A Stock)	309,850	10,705,318
Nestle SA (Switzerland)	279,613	21,046,374
Saputo, Inc. (Canada)	101,100	5,092,953
SunOpta, Inc. (Canada)*	119,100	1,406,571

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
Super Group Ltd. (Singapore)	269,000	$745,486
Toyo Suisan Kaisha Ltd. (Japan)	238,000	7,952,516
Tyson Foods, Inc. (Class A Stock)	159,720	7,029,277
Unilever NV (Netherlands), CVA	212,400	8,737,036
Unilever PLC (United Kingdom)	213,102	9,114,227
WhiteWave Foods Co. (The) (Class A Stock)*	38,650	1,103,071

		132,606,830

Gas Utilities — 0.1%
Atmos Energy Corp.	18,980	894,527
National Fuel Gas Co.	33,100	2,318,324
Osaka Gas Co. Ltd. (Japan)	505,000	1,908,640
South Jersey Industries, Inc.	21,420	1,201,448

		6,322,939

Health Care Equipment & Supplies — 0.6%
Baxter International, Inc.	75,820	5,578,836
Boston Scientific Corp.*	376,661	5,092,457
C.R. Bard, Inc.(a)	20,900	3,092,782
Haemonetics Corp.*	40,530	1,320,873
Merit Medical Systems, Inc.*	74,510	1,065,493
Nagaileben Co. Ltd. (Japan)	34,700	740,753
Olympus Corp. (Japan)*	57,000	1,820,050
Sartorius Stedim Biotech (France)	18,700	3,751,836
Stryker Corp.	50,550	4,118,309
Teleflex, Inc.	19,870	2,130,859

		28,712,248

Health Care Providers & Services — 1.6%
Air Methods Corp.*	52,190	2,788,512
AmerisourceBergen Corp.	75,820	4,973,034
Amplifon SpA (Italy)	171,200	1,154,448
Amsurg Corp.*	55,529	2,614,305
BioScrip, Inc.*	86,880	606,422
Cardinal Health, Inc.	75,820	5,305,884
Catamaran Corp. (XNGS)*	47,606	2,130,845
Catamaran Corp. (XTSE)*	25,300	1,131,920
Express Scripts Holding Co.*	100,004	7,509,300
Fresenius SE & Co. KGaA (Germany)	25,000	3,924,238
Hanger, Inc.*(a)	149,163	5,023,810
Humana, Inc.	28,548	3,217,931
McKesson Corp.	102,767	18,145,569
Miraca Holdings, Inc. (Japan)	161,700	7,083,517
Molina Healthcare, Inc.*(a)	36,790	1,381,832
Quest Diagnostics, Inc.(a)	75,820	4,391,494
Raffles Medical Group Ltd. (Singapore)	603,000	1,539,097
Ship Healthcare Holdings, Inc. (Japan)	17,100	655,439
Surgical Care Affiliates, Inc.*	32,460	998,145
Team Health Holdings, Inc.*	31,000	1,387,250
Universal Health Services, Inc. (Class B Stock)	37,378	3,067,612
US Physical Therapy, Inc.	21,200	732,884

		79,763,488

Health Care Technology
CompuGroup Medical AG (Germany)	44,200	1,108,331
HMS Holdings Corp.*	59,110	1,126,045

		2,234,376

Hotels, Restaurants & Leisure — 1.2%
Bloomin’ Brands, Inc.*	52,060	1,254,646

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Cafe de Coral Holdings Ltd. (Hong Kong)	248,000	$750,512
Carrols Restaurant Group, Inc.*	90,500	648,885
Chipotle Mexican Grill, Inc.*	5,600	3,181,080
Denny’s Corp.*	216,370	1,391,259
Einstein Noah Restaurant Group, Inc.	51,150	841,929
Fiesta Restaurant Group, Inc.*	26,893	1,226,052
Flight Centre Travel Group Ltd. (Australia)(a)	30,228	1,474,748
Genting Hong Kong Ltd. (Hong Kong)*	1,495,000	583,050
InterContinental Hotels Group PLC (United Kingdom)	61,147	1,968,315
Interval Leisure Group, Inc.	44,170	1,154,604
Kuoni Reisen Holding AG (Switzerland)*	3,150	1,415,152
McDonald’s Corp.	50,550	4,955,417
McDonald’s Holdings Co. Japan Ltd. (Japan)(a)	176,900	4,755,828
Melco International Development Ltd. (Hong Kong)	186,000	625,361
Melia Hotels International SA (Spain)(a)	119,200	1,535,377
MGM China Holdings Ltd. (Macau)	385,200	1,360,929
Oriental Land Co. Ltd. (Japan)	31,400	4,773,477
Papa John’s International, Inc.	35,328	1,840,942
Ruth’s Hospitality Group, Inc.	88,450	1,069,361
Sands China Ltd. (Hong Kong)	650,000	4,874,962
Shangri-La Asia Ltd. (Hong Kong)	1,472,000	2,413,679
Sodexo (France)	25,000	2,620,299
Starbucks Corp.	75,820	5,563,672
Whitbread PLC (United Kingdom)	34,000	2,359,973
Yum! Brands, Inc.	75,820	5,716,070

		60,355,579

Household Durables — 0.4%
De’Longhi SpA (Italy)	34,700	781,910
Iida Group Holdings Co. Ltd. (Japan)	156,300	2,164,256
M/I Homes, Inc.*	104,400	2,340,648
Redrow PLC (United Kingdom)	183,483	995,983
Taylor Wimpey PLC (United Kingdom)	2,586,472	5,084,225
Techtronic Industries Co. (Hong Kong)	702,000	1,960,035
Tupperware Brands Corp.	16,740	1,402,142
Whirlpool Corp.	49,553	7,406,191

		22,135,390

Household Products — 1.0%
Clorox Co. (The)(a)	50,550	4,448,905
Colgate-Palmolive Co.	132,591	8,601,179
Energizer Holdings, Inc.	50,547	5,092,105
Henkel AG & Co. KGaA (Germany)	26,000	2,614,785
Procter & Gamble Co. (The)	109,830	8,852,298
PZ Cussons PLC (United Kingdom)	106,859	629,009
Reckitt Benckiser Group PLC (United Kingdom)	180,990	14,769,588
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	150,000	4,417,672

		49,425,541

Independent Power & Renewable Electricity Producers — 0.1%
Boralex, Inc. (Canada) (Class A Stock)	102,000	1,199,457
Drax Group PLC (United Kingdom)	231,356	2,958,091
Pattern Energy Group, Inc.	40,810	1,107,175

		5,264,723

	Shares	Value
COMMON STOCKS (Continued)
Industrial Conglomerates — 0.6%
Danaher Corp.	111,640	$8,373,000
General Electric Co.	172,153	4,457,041
Keppel Corp. Ltd. (Singapore)	260,000	2,255,668
Koninklijke Philips NV (Netherlands)	217,700	7,658,543
Siemens AG (Germany)	54,478	7,347,086
Toshiba Corp. (Japan)	278,000	1,178,323

		31,269,661

Insurance — 2.0%
Aflac, Inc.	156,098	9,840,418
AIA Group Ltd. (Hong Kong)	1,357,400	6,455,998
Amtrust Financial Services, Inc.(a)	37,810	1,422,034
Aviva PLC (United Kingdom)	425,400	3,394,112
AXA SA (France)	240,200	6,240,129
Baloise Holding AG (Switzerland)	16,480	2,074,518
Catlin Group Ltd. (United Kingdom)	168,437	1,510,983
Direct Line Insurance Group PLC (United Kingdom)	497,500	1,969,829
Employers Holdings, Inc.	62,650	1,267,409
Euler Hermes SA (France)	11,200	1,414,401
Everest Re Group Ltd.	27,687	4,237,495
Fidelity & Guaranty Life	10,670	251,812
Hilltop Holdings, Inc.*	54,320	1,292,273
Intact Financial Corp. (Canada)	75,800	4,717,359
Lancashire Holdings Ltd. (United Kingdom)	66,189	754,768
Meadowbrook Insurance Group, Inc.(a)	129,630	755,743
MetLife, Inc.	102,400	5,406,720
Protective Life Corp.	19,110	1,004,995
Prudential PLC (United Kingdom)	439,212	9,300,014
Reinsurance Group of America, Inc.	100,314	7,988,004
Resolution Ltd. (United Kingdom)	706,914	3,521,942
Sampo (Finland) (Class A Stock)	87,000	4,516,170
SCOR SE (France)	16,000	560,409
Sony Financial Holdings, Inc. (Japan)	114,600	1,873,928
StanCorp Financial Group, Inc.	20,160	1,346,688
Suncorp Group Ltd. (Australia)	380,000	4,547,628
Third Point Reinsurance Ltd. (Bermuda)*	85,700	1,358,345
Tokio Marine Holdings, Inc. (Japan)	78,000	2,339,250
Torchmark Corp.	59,473	4,680,525
Travelers Cos., Inc. (The)	67,585	5,751,483

		101,795,382

Internet & Catalog Retail — 0.2%
ASOS PLC (United Kingdom)*	7,300	631,010
HomeAway, Inc.*	32,160	1,211,467
Rakuten, Inc. (Japan)	452,700	6,047,003

		7,889,480

Internet Software & Services — 0.8%
Bankrate, Inc.*	47,310	801,431
Blucora, Inc.*	34,240	674,186
Criteo SA (France), ADR*	13,237	536,760
Global Eagle Entertainment, Inc.*	78,890	1,244,884
GMO internet, Inc. (Japan)	78,300	779,538
Google, Inc. (Class A Stock)*	21,021	23,428,115
Internet Initiative Japan, Inc. (Japan)	25,500	614,298
IntraLinks Holdings, Inc.*	129,800	1,327,854
Kakaku.com, Inc. (Japan)	327,500	5,324,417
Move, Inc.*	22,620	261,487
Points International Ltd. (Canada)*	27,900	713,961

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Internet Software & Services (cont’d.)
United Internet AG (Germany)	38,423	$1,802,312

		37,509,243

IT Services — 1.4%
Accenture PLC (Class A Stock)	25,300	2,016,916
Alten SA (France)	25,200	1,353,242
Amadeus IT Holding SA (Spain) (Class A Stock)	140,000	5,817,747
Amdocs Ltd.	92,533	4,299,083
AtoS (France)	24,000	2,168,861
Cardtronics, Inc.*	20,970	814,685
Cognizant Technology Solutions Corp. (Class A Stock)*	150,906	7,637,353
Computer Sciences Corp.	72,420	4,404,584
EVERTEC, Inc. (Puerto Rico)	45,300	1,118,910
Fujitsu Ltd. (Japan)	388,000	2,345,276
Genpact Ltd.*	67,600	1,177,592
Global Cash Access Holdings, Inc.*	102,370	702,258
Global Payments, Inc.	78,555	5,586,046
Heartland Payment Systems, Inc.	30,520	1,265,054
International Business Machines Corp.	10,521	2,025,187
MasterCard, Inc. (Class A Stock)	160,684	12,003,095
MoneyGram International, Inc.*	64,860	1,144,779
Obic Co. Ltd. (Japan)	40,100	1,265,406
ServiceSource International, Inc.*	77,520	654,269
Total System Services, Inc.	318,284	9,679,017
Unisys Corp.*	55,080	1,677,737
Virtusa Corp.*	51,910	1,739,504

		70,896,601

Leisure Products — 0.2%
Amer Sports Oyj (Finland)	65,500	1,392,276
Brunswick Corp.	75,830	3,434,341
Sega Sammy Holdings, Inc. (Japan)	123,200	2,765,693

		7,592,310

Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	160,956	9,000,660
Bio-Rad Laboratories, Inc. (Class A Stock)* .	9,100	1,165,892
Bruker Corp.*	122,806	2,798,749
Lonza Group AG (Switzerland)*	1,948	198,763
Tecan Group AG (Switzerland)	13,850	1,663,821
Thermo Fisher Scientific, Inc.	70,298	8,452,632

		23,280,517

Machinery — 0.9%
Andritz AG (Austria)	38,300	2,368,155
Bodycote PLC (United Kingdom)	94,169	1,267,756
Caterpillar, Inc.(a)	60,865	6,048,155
Commercial Vehicle Group, Inc.*	86,220	786,326
Deutz AG (Germany)*	137,620	1,161,090
GEA Group AG (Germany)	134,276	6,134,728
Global Brass & Copper Holdings, Inc.	33,150	522,775
Glory Ltd. (Japan)	44,000	1,206,557
IDEX Corp.	33,053	2,409,233
Interpump Group SpA (Italy)	76,500	1,179,572
JTEKT Corp. (Japan)	155,000	2,300,963
Jungheinrich AG (Germany)	28,500	2,160,303
Kawasaki Heavy Industries Ltd. (Japan)	560,000	2,063,158
Komatsu Ltd. (Japan)	127,700	2,677,174
Konecranes OYJ (Finland)	33,200	1,057,557

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Luxfer Holdings PLC (United Kingdom), ADR	47,100	$922,218
NGK Insulators Ltd. (Japan)	74,000	1,543,766
Nippon Thompson Co. Ltd. (Japan)	127,000	624,174
OC Oerlikon Corp. AG (Switzerland)*	50,360	849,015
Singamas Container Holdings Ltd. (Hong Kong)	3,084,000	708,613
Sumitomo Heavy Industries Ltd. (Japan)	310,000	1,260,839
THK Co. Ltd. (Japan)	45,700	1,024,473
TriMas Corp.*	33,130	1,099,916
WABCO Holdings, Inc.*	39,300	4,148,508

		45,525,024

Marine — 0.1%
AP Moeller—Maersk A/S (Denmark) (Class B Stock)	310	3,710,315
Orient Overseas International Ltd. (Hong Kong)	230,000	1,058,785

		4,769,100

Media — 1.4%
Aimia, Inc. (Canada)	46,600	748,213
Altice SA (Luxembourg)*	27,000	1,202,943
Cinemark Holdings, Inc.	21,750	630,967
Comcast Corp. (Class A Stock)	251,968	12,603,439
CTS Eventim AG (Germany)	15,553	1,038,085
Dentsu, Inc. (Japan)	54,000	2,044,873
DIRECTV*	110,580	8,450,524
DISH Network Corp. (Class A Stock)*	39,900	2,482,179
Fuji Media Holdings, Inc. (Japan)	86,000	1,578,130
GFK SE (Germany)	14,900	809,383
Havas SA (France)	65,800	492,194
Informa PLC (United Kingdom)	134,560	1,186,799
IPSOS (France)	37,500	1,520,544
ITV PLC (United Kingdom)	1,792,727	5,727,760
MDC Partners, Inc. (Canada) (Class A Stock)	40,800	931,056
Phoenix Satellite Television Holdings Ltd. (Hong Kong)	1,818,000	612,513
Publicis Groupe SA (France)	24,000	2,166,758
Quebecor, Inc. (Canada) (Class B Stock)	64,100	1,565,536
Reed Elsevier NV (Netherlands)	90,301	1,953,813
Reed Elsevier PLC (United Kingdom)	131,598	2,011,002
RTL Group SA (Germany)	27,000	3,075,046
Sinclair Broadcast Group, Inc. (Class A Stock)(a)	44,500	1,205,505
Sky Deutschland AG (Germany)*	311,500	2,688,015
Starz (Class A Stock)*	32,420	1,046,518
Time Warner, Inc.	81,989	5,356,341
Viacom, Inc. (Class B Stock)	48,002	4,079,690

		67,207,826

Metals & Mining — 0.7%
Copper Mountain Mining Corp. (Canada)*	122,600	238,435
Detour Gold Corp. (Canada)*	53,500	463,134
Dominion Diamond Corp. (Canada)*	68,400	918,806
Fresnillo PLC (Mexico)	70,000	986,779
Hitachi Metals Ltd. (Japan)	110,000	1,566,907
JFE Holdings, Inc. (Japan)	92,000	1,728,735
Randgold Resources Ltd. (United Kingdom)	59,235	4,446,351
Rio Tinto Ltd. (Australia)	174,000	10,263,023

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Rio Tinto PLC (United Kingdom)	252,879	$14,102,402
Tahoe Resources, Inc.*	45,700	966,087

		35,680,659

Multiline Retail — 0.6%
Dollar General Corp.*	161,320	8,950,034
Dollarama, Inc. (Canada)	75,800	5,774,650
Don Quijote Holdings Co. Ltd. (Japan)	48,500	2,503,989
Lifestyle International Holdings Ltd. (Hong Kong)	1,278,500	2,601,009
Macy’s, Inc.	157,231	9,322,226

		29,151,908

Multi-Utilities — 1.2%
Alliant Energy Corp.	75,821	4,307,391
CenterPoint Energy, Inc.	25,270	598,646
CMS Energy Corp.	479,320	14,034,489
DTE Energy Co.	50,550	3,755,359
GDF Suez (France)	254,200	6,953,677
MDU Resources Group, Inc.	201,533	6,914,597
NiSource, Inc.	101,100	3,592,083
PG&E Corp.	101,100	4,367,520
RWE AG (Germany)	84,100	3,412,767
SCANA Corp.	75,824	3,891,288
Sempra Energy	50,550	4,891,218
Suez Environnement Co. (France)	140,000	2,843,898

		59,562,933

Oil, Gas & Consumable Fuels — 2.5%
Ardmore Shipping Corp. (Ireland)	41,828	556,312
BG Group PLC (United Kingdom)	732,414	13,673,575
Chevron Corp.	165,706	19,704,100
Diamondback Energy, Inc.*	13,920	936,955
Exxon Mobil Corp.	127,532	12,457,326
Inpex Corp. (Japan)	180,000	2,337,349
JX Holdings, Inc. (Japan)	290,000	1,398,100
Laredo Petroleum, Inc.*	50,760	1,312,654
Magnum Hunter Resources Corp.*	64,740	550,290
Marathon Petroleum Corp.	40,708	3,543,224
Northern Oil and Gas, Inc.*(a)	68,000	994,160
Oasis Petroleum, Inc.*	24,650	1,028,645
Occidental Petroleum Corp.	85,749	8,171,022
Oil Search Ltd. (Australia)	430,399	3,378,368
ONEOK, Inc.	75,820	4,492,335
Phillips 66	60,148	4,635,005
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	465,611	17,012,287
San-Ai Oil Co. Ltd. (Japan)	126,000	771,842
Solazyme, Inc.*(a)	83,130	965,139
Total SA (France)	278,250	18,315,789
Trilogy Energy Corp. (Canada)	18,300	448,768
Valero Energy Corp.	101,567	5,393,208
World Fuel Services Corp.	45,130	1,990,233

		124,066,686

Paper & Forest Products — 0.2%
Canfor Corp. (Canada)*	55,900	1,319,756
International Paper Co.	148,026	6,791,433
Mondi PLC (United Kingdom)	96,469	1,690,480
Stora Enso OYJ (Finland) (Class R Stock)	186,500	1,995,993

		11,797,662

	Shares	Value
COMMON STOCKS (Continued)
Personal Products
Elizabeth Arden, Inc.*	32,600	$962,026

Pharmaceuticals — 4.6%
AbbVie, Inc.	226,692	11,651,969
Actavis PLC*(a)	25,300	5,208,005
Allergan, Inc.	128,291	15,920,913
Astellas Pharma, Inc. (Japan)	832,500	9,883,915
AstraZeneca PLC (United Kingdom)	79,259	5,138,091
Bayer AG (Germany)	110,000	14,896,691
Bristol-Myers Squibb Co.	332,723	17,284,960
Cempra, Inc.*(a)	83,900	969,045
Endo International PLC*(a)	20,710	1,421,741
Hikma Pharmaceuticals PLC (United Kingdom)	200,091	5,539,826
Johnson & Johnson	102,006	10,020,050
Mediwound Ltd. (Israel)*	19,100	275,231
Merck & Co., Inc.	321,882	18,273,241
Mitsubishi Tanabe Pharma Corp. (Japan)	379,100	5,304,768
Novartis AG (Switzerland)	102,429	8,697,034
Novo Nordisk A/S (Denmark) (Class B Stock)	399,300	18,181,035
Perrigo Co. PLC	28,500	4,407,810
Pfizer, Inc.	210,975	6,776,517
Roche Holding AG (Switzerland)	91,745	27,593,572
Rohto Pharmaceutical Co. Ltd. (Japan)	50,300	888,209
Sagent Pharmaceuticals, Inc.*	30,940	723,068
Salix Pharmaceuticals Ltd.*(a)	16,800	1,740,648
Sanofi (France)	125,520	13,116,803
Santen Pharmaceutical Co. Ltd. (Japan)	120,200	5,318,505
Shire PLC (Ireland)	201,855	9,992,825
Teva Pharmaceutical Industries Ltd. (Israel)	9,100	479,576
Teva Pharmaceutical Industries Ltd. (Israel), ADR	55,200	2,916,768
UCB SA (Belgium)	42,000	3,369,508

		225,990,324

Professional Services — 0.8%
Adecco SA (Switzerland)*	37,587	3,128,225
Bureau Veritas SA (France)	111,720	3,426,603
Capita PLC (United Kingdom)	108,190	1,978,237
CBIZ, Inc.*	26,340	241,274
Experian PLC (United Kingdom)	162,244	2,927,795
Manpowergroup, Inc.	52,738	4,157,337
Meitec Corp. (Japan)	56,900	1,613,860
Nihon M&A Center, Inc. (Japan)	31,200	835,268
On Assignment, Inc.*	33,850	1,306,272
Seek Ltd. (Australia)	173,117	2,830,460
SGS SA (Switzerland)	3,220	7,941,400
SThree PLC (United Kingdom)	94,310	628,912
Teleperformance (France)	31,800	1,842,709
TriNet Group, Inc.*	17,720	377,613
Verisk Analytics, Inc. (Class A Stock)*	75,820	4,546,167

		37,782,132

Real Estate Investment Trusts (REITs) — 1.7%
Alexandria Real Estate Equities, Inc.	22,500	1,632,600
Arbor Realty Trust, Inc.	133,749	925,543
Armada Hoffler Properties, Inc.	132,834	1,333,653
AvalonBay Communities, Inc.	6,700	879,844
Boardwalk Real Estate Investment Trust (Canada)	11,200	614,354
Boston Properties, Inc.	22,600	2,588,378

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
British Land Co. PLC (United Kingdom)	177,245	$1,933,961
Cedar Realty Trust, Inc.	51,770	316,315
CoreSite Realty Corp.	40,950	1,269,450
Corrections Corp. of America	14,800	463,536
Cousins Properties, Inc.	102,200	1,172,234
Daiwa Office Investment Corp. (Japan).	190	919,488
Digital Realty Trust, Inc.(a)	6,800	360,944
Dundee Industrial Real Estate Investment Trust (Canada)	28,900	245,735
DuPont Fabros Technology, Inc.(a)	23,800	572,866
Education Realty Trust, Inc.	81,110	800,556
Equity Lifestyle Properties, Inc.	42,440	1,725,186
Equity One, Inc.	46,800	1,045,512
Equity Residential	17,200	997,428
Essex Property Trust, Inc.(a)	14,600	2,482,730
Eurocommercial Properties NV (Netherlands), CVA	23,659	1,039,075
Excel Trust, Inc.	6,000	76,080
Federal Realty Investment Trust	10,500	1,204,560
FelCor Lodging Trust, Inc.	82,400	744,896
Fortune Real Estate Investment Trust (Hong Kong)	1,015,000	785,329
Glimcher Realty Trust	59,100	592,773
Goodman Group (Australia)	252,314	1,109,721
Great Portland Estates PLC (United Kingdom)	101,041	1,063,722
Hansteen Holdings PLC (United Kingdom)	401,807	731,496
HCP, Inc.	40,400	1,567,116
Health Care REIT, Inc.	11,900	709,240
Host Hotels & Resorts, Inc.	59,300	1,200,232
Investa Office Fund (Australia)	199,555	601,041
Kilroy Realty Corp.	12,500	732,250
Kite Realty Group Trust	7,500	45,000
LaSalle Hotel Properties(a)	43,400	1,358,854
Lexington Realty Trust(a)	56,200	613,142
Liberty Property Trust	25,300	935,088
Mack-Cali Realty Corp.	9,200	191,268
Mid-America Apartment Communities, Inc.	25,400	1,734,058
Mirvac Group (Australia)	850,000	1,343,245
National Retail Properties, Inc.(a)	42,200	1,448,304
Nippon Prologis REIT, Inc. (Japan)	1,264	2,551,470
NorthStar Realty Finance Corp.	141,000	2,275,740
Piedmont Office Realty Trust, Inc. (Class A Stock)(a)	52,000	891,800
Post Properties, Inc.	20,600	1,011,460
Prologis, Inc.	69,600	2,841,768
Public Storage	17,600	2,965,424
RAIT Financial Trust	164,840	1,399,492
Sabra Health Care REIT, Inc.	5,800	161,762
Segro PLC (United Kingdom)	223,044	1,235,712
Senior Housing Properties Trust	17,600	395,472
Simon Property Group, Inc.	33,700	5,526,800
SL Green Realty Corp.	19,300	1,941,966
Spirit Realty Capital, Inc.	3,600	39,528
STAG Industrial, Inc.	88,880	2,142,008
Sun Communities, Inc.	500	22,545
Taubman Centers, Inc.	18,300	1,295,457
Terreno Realty Corp.	6,600	124,806
UDR, Inc.	19,000	490,770
Unibail-Rodamco SE (France)	15,500	4,022,707
Ventas, Inc.	44,200	2,677,194

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Vornado Realty Trust	5,000	$492,800
Warehouses De Pauw SCA (Belgium)	8,700	653,644
Westfield Group (Australia)	546,954	5,209,886
Weyerhaeuser Co.	15,900	466,665
WP Carey, Inc.	14,600	877,022

		83,820,701

Real Estate Management & Development — 0.7%
Aeon Mall Co. Ltd. (Japan)	65,000	1,665,268
Castellum AB (Sweden)	95,400	1,585,021
First Capital Realty, Inc. (Canada)	176,900	2,808,318
Forest City Enterprises, Inc. (Class A Stock)*	85,060	1,624,646
Global Logistic Properties Ltd. (Singapore)	800,000	1,688,350
Goldcrest Co. Ltd. (Japan)	29,600	623,978
Great Eagle Holdings Ltd. (Hong Kong)	224,000	843,056
Hongkong Land Holdings Ltd. (Hong Kong)	390,000	2,523,300
Howard Hughes Corp. (The)*	14,430	2,059,305
Hulic Co. Ltd. (Japan)	66,700	915,584
Hysan Development Co. Ltd. (Hong Kong)	1,331,000	5,808,099
Jones Lang LaSalle, Inc.	4,200	497,700
Kennedy-Wilson Holdings, Inc.	93,710	2,109,412
Mitsui Fudosan Co. Ltd. (Japan)	148,000	4,515,217
Sumitomo Realty & Development Co. Ltd. (Japan)	70,000	2,739,716
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	54,000	630,723
Tokyo Tatemono Co. Ltd. (Japan)	209,000	1,790,787

		34,428,480

Road & Rail — 0.4%
ComfortDelGro Corp. Ltd. (Singapore)	1,769,000	2,798,222
East Japan Railway Co. (Japan)	75,400	5,553,779
Genesee & Wyoming, Inc. (Class A Stock)*	11,120	1,082,198
Go-Ahead Group PLC (United Kingdom)	24,636	765,702
JB Hunt Transport Services, Inc.	75,820	5,452,974
Landstar System, Inc.	43,366	2,568,135
MTR Corp. Ltd. (Hong Kong)	505,500	1,873,107
Quality Distribution, Inc.*	62,920	817,331

		20,911,448

Semiconductors & Semiconductor Equipment — 0.5%
Cavium, Inc.*	70,220	3,070,721
EZchip Semiconductor Ltd. (Israel)*	22,356	569,729
Lam Research Corp.*	126,190	6,940,450
Lattice Semiconductor Corp.*	143,874	1,127,972
M/A-COM Technology Solutions Holdings, Inc.*	77,100	1,584,405
Monolithic Power Systems, Inc.*	101,790	3,946,398
NXP Semiconductor NV (Netherlands)*	74,000	4,351,940
PDF Solutions, Inc.*	30,040	545,827
Peregrine Semiconductor Corp.*(a)	115,980	701,679
Shinko Electric Industries Co. Ltd. (Japan)	87,000	626,342
Tessera Technologies, Inc.	54,130	1,279,092

		24,744,555

Software — 1.2%
Aspen Technology, Inc.*	92,380	3,913,217
Callidus Software, Inc.*	118,690	1,485,999
Capcom Co. Ltd. (Japan)	43,600	826,754
Clicksoftware Technologies Ltd. (Israel)	91,000	920,920
Comverse, Inc.*	28,440	983,455

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
Constellation Software, Inc. (Canada)	16,300	$3,951,515
Fidessa Group PLC (United Kingdom)	26,953	1,139,986
Guidewire Software, Inc.*	20,530	1,006,997
Infoblox, Inc.*	37,780	757,867
Intuit, Inc.	50,550	3,929,251
Microsoft Corp.	273,499	11,210,724
NICE Systems Ltd. (Israel), ADR	20,200	902,132
Nintendo Co. Ltd. (Japan)	5,000	597,698
Oracle Corp.	396,690	16,228,588
Playtech PLC (United Kingdom)	56,570	638,640
Progress Software Corp.*	49,700	1,083,460
Proofpoint, Inc.*	20,080	744,566
PTC, Inc.*	73,210	2,593,830
Rovi Corp.*	76,630	1,745,631
SAP AG (Germany)	58,734	4,764,270
SDL PLC (United Kingdom)	63,549	361,273

		59,786,773

Specialty Retail — 1.4%
Ascena Retail Group, Inc.*	58,680	1,013,990
Chico’s FAS, Inc.	54,910	880,207
Children’s Place Retail Stores, Inc. (The)	25,930	1,291,573
Chiyoda Co. Ltd. (Japan)	30,200	654,656
CST Brands, Inc.	46,740	1,460,158
Destination Maternity Corp.	31,020	849,948
Dufry AG (Switzerland)*	7,050	1,212,938
Francesca’s Holdings Corp.*(a)	70,370	1,276,512
Hennes & Mauritz AB (Sweden) (Class B Stock)	172,461	7,355,505
Hibbett Sports, Inc.*(a)	13,380	707,534
Home Depot, Inc. (The)	69,233	5,478,407
Inditex SA (Spain)	25,000	3,750,751
Kingfisher PLC (United Kingdom)	423,308	2,976,167
Nitori Holdings Co. Ltd. (Japan)	25,300	1,097,921
O’Reilly Automotive, Inc.*	46,970	6,969,878
PetSmart, Inc.(a)	174,714	12,036,048
Shimamura Co. Ltd. (Japan)	25,300	2,189,311
Signet Jewelers Ltd.	14,800	1,566,728
TJX Cos., Inc. (The)	264,786	16,059,271
Vitamin Shoppe, Inc.*	29,430	1,398,514
Xebio Co. Ltd. (Japan)	27,800	483,753

		70,709,770

Technology Hardware, Storage & Peripherals — 1.3%
Apple, Inc.	54,019	28,994,158
Cray, Inc.*	58,482	2,182,548
Electronics For Imaging, Inc.*	64,790	2,806,055
EMC Corp.	396,623	10,871,436
Hewlett-Packard Co.	353,031	11,424,083
Konica Minolta, Inc. (Japan)	165,000	1,543,680
NCR Corp.*	39,660	1,449,573
Nokia OYJ (Finland)*	280,000	2,060,087
Seiko Epson Corp. (Japan)	55,800	1,743,569

		63,075,189

Textiles, Apparel & Luxury Goods — 0.7%
Adidas AG (Germany)	31,000	3,352,026
Burberry Group PLC (United Kingdom)	81,409	1,892,692
Cie Financiere Richemont SA (Switzerland)	52,000	4,967,985
Gildan Activewear, Inc. (Canada)	29,500	1,486,210
Hanesbrands, Inc.(a)	34,416	2,632,136

	Shares	Value
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Kering (France)	11,000	$2,242,859
LVMH Moet Hennessy Louis Vuitton SA (France)	14,000	2,536,986
NIKE, Inc. (Class B Stock)	75,820	5,600,065
Skechers U.S.A., Inc. (Class A Stock)*	36,710	1,341,383
Steven Madden Ltd.*	59,920	2,155,922
Tod’s SpA (Italy)(a)	6,306	818,412
Vera Bradley, Inc.*(a)	33,310	899,037
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	1,986,500	6,473,207

		36,398,920

Thrifts & Mortgage Finance — 0.1%
Aareal Bank AG (Germany)*	33,933	1,494,687
Essent Group Ltd.*(a)	42,700	959,042
EverBank Financial Corp.(a)	82,310	1,623,976
TFS Financial Corp.*	82,020	1,019,509
Waterstone Financial, Inc.	70,220	729,586

		5,826,800

Tobacco — 1.0%
British American Tobacco PLC (United Kingdom)	146,820	8,190,408
Imperial Tobacco Group PLC (United Kingdom)	239,442	9,682,399
Japan Tobacco, Inc. (Japan)	320,400	10,056,527
Lorillard, Inc.	208,975	11,301,368
Philip Morris International, Inc.	50,550	4,138,529
Reynolds American, Inc.	101,100	5,400,762

		48,769,993

Trading Companies & Distributors — 0.6%
Brammer PLC (United Kingdom)	59,582	485,807
Bunzl PLC (United Kingdom)	264,182	7,043,785
DXP Enterprises, Inc.*	24,730	2,347,619
ITOCHU Corp. (Japan)	284,200	3,325,261
MISUMI Group, Inc. (Japan)	21,100	584,652
MRC Global, Inc.*	85,960	2,317,482
Noble Group Ltd. (Hong Kong)	1,710,000	1,616,634
Ramirent OYJ (Finland)	108,300	1,187,752
Rexel SA (France)	68,400	1,794,644
Rush Enterprises, Inc. (Class A Stock)*	64,880	2,107,302
Travis Perkins PLC (United Kingdom)	87,544	2,756,548
WESCO International, Inc.*(a)	21,180	1,762,600
Wolseley PLC (United Kingdom)	39,466	2,248,648

		29,578,734

Transportation Infrastructure — 0.1%
Aegean Marine Petroleum Network, Inc. (Greece)	104,300	1,028,398
Ansaldo STS SpA (Italy)	69,500	815,085
Sydney Airport (Australia)	520,000	2,023,315

		3,866,798

Water Utilities — 0.1%
American Water Works Co., Inc.	62,150	2,821,610
Pennon Group PLC (United Kingdom)	70,718	876,878

		3,698,488

Wireless Telecommunication Services — 0.8%
KDDI Corp. (Japan)	195,800	11,369,127

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Wireless Telecommunication Services (cont’d.)
Millicom International Cellular SA (Luxembourg), SDR	10,000	$1,018,522
Okinawa Cellular Telephone Co. (Japan)	12,300	313,886
SBA Communications Corp. (Class A Stock)*(a)	119,320	10,853,347
SoftBank Corp. (Japan)	85,000	6,423,302
StarHub Ltd. (Singapore)	527,000	1,763,155
Vodafone Group PLC (United Kingdom)	2,249,090	8,270,575

		40,011,914

TOTAL COMMON STOCKS (cost $2,870,833,500)		2,952,778,293

EXCHANGE TRADED FUND — 1.0%
iShares MSCI Emerging Markets ETF (cost $48,130,404)	1,230,400	50,434,096

PREFERRED STOCKS — 0.3%
Automobiles — 0.2%
Volkswagen AG (Germany) (PRFC)	41,400	10,734,902

Chemicals — 0.1%
Fuchs Petrolub SE (Germany) (PRFC)	19,000	1,908,911

TOTAL PREFERRED STOCKS
(cost $12,489,042)		12,643,813

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.8%
Non-Residential Mortgage-Backed Securities — 0.7%
Ally Auto Receivables Trust,
Series 2014-SN1, Class A3
0.750%	02/21/17	1,772	1,768,672
Ally Master Owner Trust,
Series 2014-3, Class A
1.330%	01/16/18	1,190	1,186,480
AmeriCredit Automobile Receivables Trust,
Series 2014-1, Class A3
0.900%	01/08/19	711	710,163
Capital One Multi-Asset Execution Trust,
Series 2013-A3, Class A3
0.960%	09/16/19	661	658,537
CarFinance Capital Auto Trust,
Series 2013-2A, Class A, 144A
1.750%	11/15/17	2,386	2,392,636
Series 2014-1A, Class A, 144A
1.700%	12/17/18	4,000	3,999,524
CarMax Auto Owner Trust,
Series 2013-3, Class A3
0.970%	04/16/18	940	945,656
Citibank Credit Card Issuance Trust,
Series 2014-A2, Class A2
1.020%	02/22/19	4,750	4,725,922
CPS Auto Receivables Trust,
Series 2014-A, Class A, 144A
1.210%	08/15/18	3,000	2,999,928
Discover Card Execution Note Trust,
Series 2013-A2, Class A2
0.690%	08/15/18	4,750	4,752,204

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Ford Credit Auto Lease Trust,
Series 2014-A, Class A3
0.680%	04/15/17	476	$475,879
Ford Credit Floorplan Master Owner Trust,
Series 2012-5, Class A
1.490%	09/15/17	2,370	2,362,835
GE Capital Credit Card Master Note Trust,
Series 2012-5, Class A
0.950%	06/15/18	1,970	1,977,764
Mercedes-Benz Auto Lease Trust,
Series 2013-A, Class A3
0.590%	02/15/16	3,550	3,552,900
Santander Drive Auto Receivables Trust,
Series 2013-4, Class B
2.160%	01/15/20	800	819,299

			33,328,399

Residential Mortgage-Backed Securities — 0.1%
HLSS Servicer Advance Receivables Backed Notes,
Series 2013-T2, Class A2, 144A
1.147%	05/16/44	6,000	5,979,600
Series 2013-T6, Class AT6, 144A
1.287%	09/15/44	2,500	2,503,750

			8,483,350

TOTAL ASSET-BACKED SECURITIES (cost $41,878,120)			41,811,749

BANK LOANS(c) — 2.8%
Aerospace & Defense
Alliant Techsystems,
Term Loan
3.500%	11/02/20	1	627
Transdigm, Inc.,
Term Loan C
3.750%	02/28/20	1,098	1,097,773

			1,098,400

Auto Components
Goodyear Tire & Rubber Co. (The),
Loan (Second Lien)
4.750%	04/30/19	429	429,911
Tower Automotive Holdings USA LLC,
Initial Term Loan (2014)
4.000%	04/23/20	284	282,866

			712,777

Automobiles
Chrysler Group LLC,
Term Loan B
3.500%	05/24/17	977	977,387
Biotechnology
Grifols SA,
Term Loan
3.154%	03/07/21	1,500	1,498,440

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Capital Markets
Redtop Acquisitions Ltd.,
Initial Dollar Term Loan (First Lien)
4.500%	11/22/20	400	$403,500
Chemicals — 0.1%
Arysta Life,
Term Loan
4.500%	05/29/20	1,000	1,001,667
Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.),
Refinanced Term Loan B
4.000%	02/01/20	367	367,422
Huntsman International,
Term Loan
— %(p)	10/31/20	1,500	1,502,250
Kronos Worldwide, Inc.,
Initial Term Loan
4.750%	02/11/20	515	518,380
Term Loan
— %(p)	10/30/19	85	85,611
— %(p)	04/30/20	130	130,853
4.500%	10/30/19	500	503,594
MacDermid, Inc.,
Tranche Term Loan B (First Lien)
4.000%	06/07/20	397	398,158
OCI Beaumont,
Term Loan
6.250%	08/20/19	1,000	1,010,000
Taminco Global Chemical Corp.,
Initial Tranche Dollar Term Loan B-3
3.250%	02/15/19	490	489,447
Tata Chemicals,
Term Loan
3.750%	08/07/20	647	648,367

			6,655,749

Commercial Services & Supplies — 0.2%
ADS Waste Holdings, Inc.,
Initial Tranche Term Loan B-2
3.750%	10/09/19	952	949,852
Brickman Group Ltd. LLC (The),
Initial Term Loan (First Lien)
4.000%	12/18/20	200	199,749
Garda World Security Corp.,
Delayed Draw Loan Term B
4.000%	11/06/20	81	81,278
Term Loan B
4.000%	10/18/20	318	317,722
Harland Clarke Holdings Corp.,
Tranche Term Loan B-4
6.000%	08/04/19	994	997,891
Hertz Corp. (The),
Tranche Term Loan B-1
3.750%	03/11/18	846	846,782
Tranche Term Loan B-2
3.000%	03/11/18	973	967,247
Information Resources, Inc.,
Term Loan
4.750%	09/30/20	1,081	1,084,819

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Commercial Services & Supplies (cont’d.)
Laureate Education, Inc.,
New Series 2018 Extended Term Loan
5.000%	06/16/18	997	$984,983
Spin Holdco (CoinMach Services),
Initial Term Loan (First Lien)
4.250%	11/14/19	1,170	1,168,537
Transunion,
Term Loan
4.000%	03/21/21	1,000	1,000,938

			8,599,798

Communications Equipment
Alcatel-Lucent USA, Inc.,
New Term Loan C
4.500%	01/30/19	385	386,638
Commscope, Inc.,
Tranche Term Loan 4
3.250%	01/14/18	995	998,731

			1,385,369

Construction & Engineering
Interline Brands,
Term Loan
4.000%	03/28/20	330	329,587
Tomkins PLC,
Term Loan B-2
3.750%	09/29/16	705	705,994

			1,035,581

Construction Materials
Filtration Group Corp.,
Term Loan (First Lien)
4.500%	11/15/20	779	783,986
Quikrete Holdings, Inc.,
Initial Loan (First Lien)
4.000%	09/28/20	591	591,729

			1,375,715

Containers & Packaging — 0.1%
Ardagh Holdings USA, Inc. (Ardagh Packaging Finance SA),
Dollar Term Loan
4.250%	12/02/19	67	66,694
Term Loan
4.000%	12/17/19	1,000	1,001,250
Berlin Packaging LLC,
Term Loan B
4.750%	04/02/19	1,045	1,049,974
Berry Plastics Corp.,
Term Loan D
3.500%	02/08/20	990	985,050
Berry Plastics Group, Inc.,
Term Loan
— %(p)	01/06/21	500	498,594

			3,601,562

Distributors
Aramark Corporation,
U.S. Term Loan F
3.250%	02/19/21	1,000	991,250

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Diversified Consumer Services
Bright Horizons Family Solutions LLC,
Term Loan B
4.000%	01/30/20	176	$176,220
Nord Anglia,
Term Loan
— %(p)	03/21/21	1,500	1,498,125

			1,674,345

Diversified Financial Services — 0.1%
Alinta Energy Finance,
Term Loan
6.013%	08/13/19	1,000	1,015,000
AlixPartners, LLP,
2014 January Replacement Term Loan B-2 (First Lien)
4.000%	07/10/20	282	282,907
American Beacon Advisors, Inc.,
Initial Term Loan
4.750%	11/22/19	748	751,866
Delos Finance Sàrl,
Term Loan
3.500%	02/27/21	1,000	999,821
Fly Funding II Sàrl,
Term Loan
4.500%	08/09/19	395	397,963
Flying Fortress, Inc.,
New Loans
3.500%	06/30/17	833	830,729
RPI Finance Trust,
Term Loan B-2
3.250%	05/09/18	963	965,359
Term Loan B-3
3.250%	11/09/18	389	389,864
Sears Roebuck Acceptance Corp. (KMART Corp.),
Term Loan
5.500%	06/30/18	1,000	1,003,743

			6,637,252

Diversified Telecommunication Services
Digitalglobe, Inc.,
Term Loan
3.750%	01/31/20	380	379,715
Securus Technologies Holdings, Inc.,
Term Loan
— %(p)	04/17/20	500	498,125

			877,840

Electric Utilities — 0.1%
AES Corp. (The),
2013 Other Term Loan
3.750%	05/27/18	761	762,731
Atlantic Power Limited Partnership,
Term Loan
4.750%	02/20/21	315	315,394
Calpine Corp.,
Term Loan
4.000%	10/09/19	788	789,641
Term Loan B-1
4.000%	04/01/18	972	974,727

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Electric Utilities (cont’d.)
Essential Power LLC,
Term Loan
4.750%	08/08/19	1,248	$1,254,296
Topaz Power Holdings LLC,
Term Loan
— %(p)	02/26/20	120	117,300

			4,214,089

Electrical Equipment
Generac Power Systems, Inc.,
Term Loan
— %(p)	05/31/20	500	499,479
WESCO Distribution, Inc.,
Tranche Loan B-1
3.750%	12/12/19	148	148,676

			648,155

Energy Equipment & Services
Panda Moxie Patriot,
Term Loan
6.750%	12/18/20	500	511,250
Panda Sherman Power LLC,
Construction Term Loan Advances
9.000%	09/14/18	500	511,250
Panda Temple Power II LLC,
Term Loan
7.250%	04/03/19	500	513,750

			1,536,250

Food & Staples Retailing — 0.1%
BJ’s Wholesale Club, Inc.,
New 2013 (November) Replacement Loan (First Lien)
4.500%	09/26/19	1,171	1,174,249
Grocery Outlet, Inc.,
Term Loan
5.500%	12/17/18	500	500,937
Roundy’s Supermarkets, Inc.,
Term Loan
5.750%	08/21/20	305	305,508

			1,980,694

Food Products — 0.1%
Del Monte Foods, Inc.,
Initial Loan (First Lien)
4.250%	11/26/20	300	299,547
H. J. Heinz Co.,
Term Loan B-2
3.500%	06/05/20	1,742	1,750,789
JBS USA LLC,
Incremental Term Loan
3.750%	09/18/20	697	694,106
New Term Loan
3.750%	05/27/18	866	868,000

			3,612,442

Health Care Equipment & Supplies — 0.1%
Biomet, Inc.,
Dollar Term Loan B-2
3.654%	07/25/17	886	886,241

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Health Care Equipment & Supplies (cont’d.)
Carestream Health, Inc.,
Term Loan
5.000%	06/07/19	975	$982,661
ConvaTec, Inc.,
Term Loan B (New)
4.000%	12/22/16	441	440,637

			2,309,539

Health Care Providers & Services — 0.1%
CHS/Community Health Systems, Inc.,
2021 Term Loan D
4.250%	01/27/21	811	817,792
Term Loan E
3.483%	01/25/17	304	306,350
Drumm Investors LLC,
Term Loan
— %(p)	05/04/18	1,000	987,250
HCR Healthcare LLC,
Initial Term Loan
5.000%	04/06/18	997	982,468
MPH Acquisition Holdings LLC,
Term Loan
4.000%	03/21/21	555	553,959
MultiPlan, Inc.,
Term Loan
4.000%	08/18/17	110	110,229
PharMEDium Healthcare Corp.,
Initial Term Loan (First Lien)
4.250%	01/23/21	500	499,791
Term Loan
— %(p)	01/28/22	516	521,805
Sheridan Holdings, Inc.,
Term Loan
4.500%	06/29/18	252	253,230
US Renal Care,
Term Loan
4.250%	07/03/19	75	75,656
8.500%	07/30/20	35	35,394

			5,143,924

Hotels, Restaurants & Leisure — 0.3%
Bally Technologies,
Term Loan B
4.250%	11/25/20	1,393	1,398,642
Belmond Interfin Ltd.,
Dollar Term Loan
4.000%	03/19/21	395	395,247
Caesars Entertainment Resort Properties LLC,
Term Loan B
7.000%	10/11/20	1,498	1,513,931
CEC Entertainment, Inc.,
Term Loan B
4.250%	02/14/21	1,000	992,500
Focus Brands, Inc.,
Refinancing Term Loan (First Lien)
5.500%	02/22/18	1,430	1,431,296
Four Seasons (Canada),
Term Loan (December 2013)
3.500%	06/27/20	200	199,999

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Hilton Worldwide Finance LLC,
Initial Term Loan
3.750%	10/25/20	1,666	$1,668,311
La Quinta Holdings LLC,
Term Loan
4.000%	02/21/21	1,080	1,078,650
Las Vegas Sands LLC,
Term Loan
— %(p)	12/19/20	500	498,985
Mohegan Tribal Gaming Authority,
Term Loan B
5.500%	11/19/19	499	508,476
Pinnacle Entertainment, Inc.,
Tranche Term Loan B-2
3.750%	08/13/20	993	994,361
Planet Fitness,
Term Loan
4.750%	03/27/21	170	170,850
Playa Resorts,
Term Loan
— %(p)	08/09/19	500	501,875
Scientific Games International, Inc.,
Initial Term Loan
4.250%	10/18/20	1,033	1,033,771
Six Flags Theme Parks, Inc.,
Term Loan (December 2013)
3.500%	12/20/18	411	412,794
Station Casinos LLC,
Term Loan
— %(p)	02/22/20	1,000	1,001,250

			13,800,938

Household Durables
Serta Simons Holdings LLC,
Term Loan B
4.250%	10/01/19	900	902,106
Tempur-Pedic International, Inc.,
New Term Loan B
3.500%	03/18/20	789	787,369

			1,689,475

Household Products
Reynolds Group Holdings,
Incremental U.S. Term Loan
4.000%	12/28/18	532	533,323

Independent Power & Renewable Electricity Producers
Empire Generating Co. LLC,
Term Advance B
5.250%	03/13/21	257	257,172
Term Advance C
5.250%	03/13/21	18	17,942
Exgen Renewables,
Term Loan
— %(p)	02/06/21	500	500,625
NRG Energy, Inc.,
Term Loan (2013)
2.750%	07/01/18	973	963,678

			1,739,417

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Insurance
CNO Financial Group, Inc.,
Tranche Term Loan B-2
3.750%	09/28/18	596	$596,429
HUB International Ltd.,
Term Loan B
4.750%	09/17/20	597	598,194

			1,194,623

IT Services
CompuCom Systems, Inc.,
Term Loan
— %(p)	05/09/20	500	498,541
Genpact Limited,
Term Loan
3.500%	08/16/19	560	561,687

			1,060,228

Life Sciences Tools & Services — 0.1%
Envision Healthcare Corp.,
Term Loan
4.000%	05/25/18	844	844,051
Pharmaceutical Product Development, Inc.,
2013 Term Loan
4.000%	12/05/18	988	989,146
Truven Health Analytics, Inc.,
Term Loan B
4.500%	05/31/19	985	975,187

			2,808,384

Machinery
North American Lifting Holdings, Inc.,
Initial Term Loan (First Lien)
5.500%	11/27/20	998	1,004,981
Loan (Second Lien)
10.000%	11/27/21	500	501,250
Terex Corp.,
New U.S. Term Loan
3.500%	04/28/17	372	373,291

			1,879,522

Marine
HGIM Corp.,
Term Loan B
5.500%	06/18/20	499	499,059

Media — 0.3%
Acosta, Inc.,
Term Loan B (2013)
4.250%	03/03/18	990	995,214
Alpha Topco Ltd.,
New Facility B (USD)
4.500%	04/30/19	980	986,950
AMC Entertainment, Inc.,
Initial Term Loan
3.500%	04/30/20	891	890,815
CBS Outdoor Americas Capital LLC,
Term Loan
— %(p)	01/31/21	500	498,021
Cengage Learning Holdings II,
Term Loan
7.000%	03/06/20	440	444,766

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Media (cont’d.)
Cequel Communications LLC,
Term Loan B
3.500%	02/14/19	980	$979,841
Clear Channel Communications, Inc.,
Tranche Term Loan D
6.903%	01/30/19	500	489,000
Cumulus Media Holdings, Inc.,
Term Loan
4.250%	12/23/20	972	978,281
Getty Images, Inc.,
Initial Term Loan
4.750%	09/28/19	499	477,697
LIN Television Corp.,
Replacement Tranche Term Loan B
4.000%	12/21/18	419	419,986
Media General, Inc.,
Term Loan B
4.250%	07/31/20	960	967,343
NEP/NCP Holdco, Inc.,
Term Loan
4.250%	01/22/20	998	1,000,459
Springer SBM Two GMBH,
Initial Term Loan B2
5.000%	08/14/20	997	997,494
Univision Communications, Inc.,
2013 Incremental Term Loan
4.000%	03/01/20	495	494,278
Replacement First-Lien Term Loan
4.000%	03/01/20	766	765,075
Virgin Media,
Term Loan
3.500%	06/07/20	1,000	997,500

			12,382,720

Metals & Mining — 0.1%
FMG Resources (August 2006) Pty Ltd. (FMG America Finance, Inc.),
Term Loan
4.250%	06/30/19	1,489	1,499,489
Murray Energy Corp.,
Term Loan
5.250%	12/05/19	500	504,018

			2,003,507

Oil, Gas & Consumable Fuels — 0.1%
Alon USA Partners,
Term Loan
9.250%	11/26/18	561	577,128
Fieldwood Energy LLC,
Closing Date Loan
3.875%	09/25/18	906	906,461
Closing Date Loan (Second Lien)
8.125%	09/25/20	970	1,007,241
Offshore Group Investment Limited (Vantage Delaware Holdings LLC),
Second Term Loan
5.750%	03/28/19	997	1,003,715
TPF II LLC,
Term Loan
6.500%	08/21/19	15	15,037

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Walter Energy,
Term Loan
7.250%	04/01/18	500	$483,000

			3,992,582

Pharmaceuticals — 0.1%
Akorn,
Term Loan
— %(p)	08/27/20	455	460,227
Alere, Inc.,
Term Loan B
4.250%	06/30/17	978	981,899
Endo Pharma,
Term Loan
3.250%	12/12/20	200	199,250
Par Pharmaceutical Cos., Inc.,
Term Loan B-2
3.247%	09/30/19	1,267	1,267,171
PRA Holdings, Inc.,
Term Loan
— %(p)	09/23/20	750	748,875
Quintiles Transnational Corp.,
Term Loan B-3
3.750%	06/08/18	1,085	1,084,396
Salix Pharmaceuticals, Ltd.,
Term Loan
4.250%	01/02/20	263	265,308
Valeant Pharmaceuticals International, Inc.,
Series D-2 Tranche Term Loan B
3.750%	02/13/19	535	537,014
Series E-1 Tranche Term Loan B
3.750%	08/05/20	460	461,555

			6,005,695

Professional Services — 0.1%
Clipper Acquisitions Corp.,
Term Loan B
3.000%	02/06/20	836	830,645
WME IMG Hldgs,
Term Loan
— %(p)	03/21/21	750	745,313
— %(p)	03/21/22	500	496,875

			2,072,833

Real Estate Investment Trusts (REITs) — 0.1%
Crown Castle Operating Co.,
Extended Incremental Tranche Term Loan B-2
3.250%	01/31/21	499	496,817
iStar Financial, Inc.,
Term Loan
4.500%	10/15/17	2,002	2,007,463

			2,504,280

Real Estate Management & Development
Realogy Corp.,
Initial Term Loan B 2014
3.750%	03/05/20	248	249,107

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Real Estate Management & Development (cont’d.)
Stadium Management (SMG),
Term Loan
4.500%	02/25/20	554	$542,540

			791,647

Semiconductors & Semiconductor Equipment
Freescale Semiconductor, Inc.,
Tranche Term Loan B-4
4.250%	03/01/20	1,497	1,500,482
Tranche Term Loan B-5
5.000%	01/15/21	100	100,394

			1,600,876

Software — 0.2%
Activision Blizzard,
Term Loan
3.250%	10/12/20	848	846,965
BMC Software Finance, Inc.,
Initial US Term Loan
5.000%	08/09/20	1,599	1,598,963
Eagle Parent, Inc.,
Term Loan B-2
4.000%	05/16/18	965	966,376
Infor (US), Inc.,
Tranche Term Loan B-5
3.750%	06/03/20	1,694	1,687,614
Patheon, Inc.,
Term Loan
4.250%	01/23/21	1,000	993,958
Verint Systems, Inc.,
Tranche Incremental Term Loan B
3.500%	09/06/19	792	791,208
Wall Street Systems Delaware, Inc.,
Term Loan (First Lien)
5.750%	10/25/19	593	595,463

			7,480,547

Specialty Retail — 0.1%
Bass Pro Group,
Term Loan
3.750%	11/20/19	1,000	1,002,292
J.C. Penney Co.,
Term Loan
6.000%	05/22/18	997	991,627
Party City Holdings, Inc.,
2014 Replacement Term Loan
4.000%	07/27/19	395	395,095

			2,389,014

Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC,
Term Loan C
3.750%	10/29/18	1,127	1,121,941
Dell, Inc.,
Term Loan B
4.500%	04/29/20	1,128	1,118,683
Fibertech Networks LLC,
Term Loan
4.000%	12/20/19	650	651,246

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Oberthur Technologies Holding SAS,
Tranche B-2
4.500%	10/10/19	999	$1,000,623

			3,892,493

Thrifts & Mortgage Finance
Home Loan Servicing Solutions, Ltd.,
Initial Term Loan
4.500%	06/26/20	1,241	1,240,625

Ocwen Loan Servicing LLC,
Initial Term Loan
5.000%	02/15/18	264	264,986

			1,505,611

Trading Companies & Distributors
MRC Global,
Term Loan
4.750%	11/08/19	399	403,489
Ravago Holdings America, Inc,
Term Loan 1
5.500%	12/20/20	1,000	1,007,500

			1,410,989

Transportation Infrastructure — 0.1%
Ceva Group PLC,
Term Loan
6.399%	03/14/21	208	206,831
6.500%	03/14/21	77	76,863
Lineage Logistic,
Term Loan
4.500%	03/31/21	1,000	997,500
YRC Worldwide, Inc.,
Initial Term Loan
8.000%	02/12/19	998	1,006,228

			2,287,422

Water Utilities
Tervita,
Term Loan
6.250%	05/15/18	1,250	1,240,104
WTG Holdings III Corp.,
Term Loan (First Lien)
4.750%	12/12/20	399	400,663

			1,640,767

Wireless Telecommunication Services — 0.1%
Intelsat Jackson Holdings S.A.,
Term Loan B-2
3.750%	06/30/19	949	950,963
Level 3 Financing, Inc.,
Tranche 2020 Term Loan B
4.000%	01/15/20	400	400,500
LTS Buyer LLC (Sidera Networks, Inc.),
Term Loan B (First Lien)
4.000%	04/13/20	199	198,128
Syniverse Holdings, Inc.,
Term Loan
4.000%	04/23/19	553	552,858
Term Loan B (Sept 2013)
4.000%	04/23/19	960	959,827

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Wireless Telecommunication Services (cont’d.)
Telesat Canada,
U.S. Term Loan B-2
3.500%	03/28/19	675	$674,572

			3,736,848

TOTAL BANK LOANS (cost $137,610,755)			137,872,858

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.0%
Citigroup Commercial Mortgage Trust,
Series 2006-C5, Class A1A
5.425%	10/15/49	1,075	1,177,382
Commercial Mortgage Trust,
Series 2006-C8, Class A1A
5.292%	12/10/46	862	945,126
Series 2006-GG7, Class A4
5.820%(c)	07/10/38	7,613	8,274,628
Credit Suisse Mortgage Capital Certificates,
Series 2014-3R, Class 2A1, 144A
0.856%	05/25/37	2,225	2,122,285
Credit Suisse Mortgage Trust,
Series 2011-17R, Class 2A1, 144A
3.400%(c)	12/27/37	943	957,522
Federal Home Loan Mortgage Corp. Multifamily Structured,
Series-K032, Class A2
3.310%	05/25/23	4,000	4,039,900
Series-K034, Class A2
3.531%	07/25/23	4,300	4,420,108
Government National Mortgage Assoc.,
Series 2011-H05, Class FB
0.659%(c)	12/20/60	1,775	1,767,509
Series 2014-H02, Class FB
0.807%(c)	12/20/63	4,242	4,252,978
Series 2014-H03, Class FA
0.757%(c)	01/20/64	8,579	8,578,957
Series 2014-H05, Class FB
0.710%(c)	12/20/63	4,200	4,199,912
Granite Mortgages 03-2 PLC (United Kingdom),
Series 2003-2, Class 1B
1.217%(c)	07/20/43	3,840	3,818,517
GS Mortgage Securities Trust,
Series 2006-GG6, Class A4
5.553%(c)	04/10/38	376	401,566
Hilton USA Trust,
Series 2013-HLT, Class DFX, 144A
4.407%	11/05/30	653	664,275
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2006-LDP7, Class A4
5.845%(c)	04/15/45	1,865	2,031,961
LB Commercial Mortgage Trust,
Series 2007-C3, Class A4
5.868%(c)	07/15/44	5,784	6,459,215
LB-UBS Commercial Mortgage Trust,
Series 2006-C6, Class A4
5.372%	09/15/39	329	359,459
Series 2007-C7, Class A3
5.866%(c)	09/15/45	831	938,791

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C15, Class ASB
3.654%	04/15/47		3,000	$3,089,933
RBSSP Resecuritization Trust 2010-2,
Series 2010-2, Class 11A1, 144A
5.501%(c)	07/26/45		4,083	4,216,830
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C28, Class A4
5.572%	10/15/48		4,711	5,115,638
Series 2007-C30, Class A5
5.342%	12/15/43		9,115	9,983,577
Series 2007-C31, Class A4
5.509%	04/15/47		9,250	10,048,377
Series 2007-C33, Class A4
5.934%(c)	02/15/51		5,107	5,595,377
5.953%	02/15/51		4,130	4,524,948
WaMu Mortgage Pass-Through Certificates Series 2002-S8 Trust,
Series 2002-S8, Class 2A2
5.250%	01/25/18		2,604	2,610,372

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $100,945,314)				100,595,143

CORPORATE BONDS — 7.6%
Aerospace & Defense
United Technologies Corp.,
Sr. Unsec’d. Notes
4.500%	06/01/42		100	101,827

Automobiles — 0.1%
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.375%	08/01/18		2,400	2,422,018
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	(a)	1,327	1,283,240
Volkswagen International Finance NV (Germany),
Gtd. Notes, 144A
2.375%	03/22/17		2,050	2,108,835

				5,814,093

Banks — 1.8%
Bank of America Corp.,
Sr. Unsec’d. Notes
2.600%	01/15/19		7,062	7,089,860
2.650%	04/01/19		1,180	1,183,763
Sr. Unsec’d. Notes, MTN
3.300%	01/11/23	(a)	1,689	1,628,346
5.875%	02/07/42		686	793,208
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
2.375%	01/25/19	(a)	1,405	1,411,570
Bank of Nova Scotia (Canada),
Sr. Unsec’d. Notes
1.375%	07/15/16		2,646	2,672,526
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes
2.500%	02/20/19	(a)	1,650	1,652,881

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
BB&T Corp.,
Sr. Unsec’d. Notes, MTN
2.250%	02/01/19		2,360	$2,358,733
BNP Paribas SA (France),
Gtd. Notes, MTN
2.450%	03/17/19		710	710,934
Sr. Unsec’d. Notes, MTN
2.375%	09/14/17		900	921,809
BPCE SA (France),
Bank Gtd. Notes
1.625%	02/10/17	(a)	1,185	1,183,359
Sub. Notes, 144A
5.150%	07/21/24		781	776,969
Citigroup, Inc.,
Sr. Unsec’d. Notes
8.500%	05/22/19		2,188	2,787,687
Sub. Notes
5.500%	09/13/25	(a)	1,357	1,445,474
6.675%	09/13/43		1,037	1,214,328
Commonwealth Bank of Australia (Australia),
Sr. Unsec’d. Notes
1.125%	03/13/17		710	707,262
2.250%	03/13/19		4,750	4,727,589
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands),
Bank Gtd. Notes
4.625%	12/01/23		778	800,605
Sr. Unsec’d. Notes
2.250%	01/14/19	(a)	1,895	1,889,722
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.500%	02/13/19	(a)	3,250	3,260,098
Discover Bank,
Sr. Unsec’d. Notes
2.000%	02/21/18		1,900	1,891,420
4.200%	08/08/23	(a)	784	803,826
Fifth Third Bancorp,
Sr. Unsec’d. Notes
2.300%	03/01/19		710	705,043
Sub. Notes
4.500%	06/01/18		2,172	2,346,036
8.250%	03/01/38		1,230	1,732,181
HSBC Holdings PLC (United Kingdom),
Sub. Notes
4.250%	03/14/24	(a)	866	867,066
5.250%	03/14/44	(a)	200	202,231
6.800%	06/01/38		328	403,025
HSBC USA, Inc.,
Sr. Unsec’d. Notes
1.625%	01/16/18	(a)	3,101	3,075,401
Huntington National Bank (The),
Sr. Unsec’d. Notes
2.200%	04/01/19		2,375	2,345,932
Intesa Sanpaolo SpA (Italy),
Bank Gtd. Notes
2.375%	01/13/17	(a)	1,187	1,190,991
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.350%	01/28/19	(a)	7,055	7,073,618
Sr. Unsec’d. Notes, BKNT

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
5.400%	01/06/42		751	$828,750
KeyCorp,
Sr. Unsec’d. Notes, MTN
2.300%	12/13/18		1,887	1,880,160
Manufacturers & Traders Trust Co.,
Sr. Unsec’d. Notes
2.300%	01/30/19		1,500	1,495,793
Nordea Bank AB (Sweden),
Sr. Unsec’d. Notes, 144A
2.375%	04/04/19		470	467,979
PNC Bank NA,
Sr. Unsec’d. Notes
2.200%	01/28/19		1,418	1,413,376
Regions Bank,
Sub. Notes
7.500%	05/15/18		1,500	1,770,285
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, MTN
1.500%	01/16/18		2,500	2,478,857
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
2.550%	09/18/15	(a)	1,500	1,531,813
Sub. Notes
6.000%	12/19/23		2,443	2,501,517
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
2.350%	11/01/18		2,000	2,000,714
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes
2.375%	10/19/16		4,500	4,665,429
Wells Fargo & Co.,
Sr. Unsec’d. Notes
2.150%	01/15/19	(a)	3,304	3,296,265
Sub. Notes
4.125%	08/15/23		750	758,733
5.375%	11/02/43		767	807,951

				87,751,115

Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
1.250%	01/17/18	(a)	1,441	1,418,258
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
1.375%	07/15/17		1,900	1,902,797
SABMiller Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A
2.200%	08/01/18		2,362	2,358,913
2.450%	01/15/17		2,171	2,232,459
4.950%	01/15/42		391	409,412

				8,321,839

Biotechnology
Amgen, Inc.,
Sr. Unsec’d. Notes
5.150%	11/15/41		821	845,808
5.375%	05/15/43		376	401,733

				1,247,541

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Capital Markets — 0.4%
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.375%	01/22/18		3,342	$3,364,204
4.000%	03/03/24		250	248,892
6.250%	02/01/41		691	820,525
Unsec’d. Notes
2.625%	01/31/19		4,731	4,718,879
Merrill Lynch & Co., Inc.,
Sub. Notes
6.110%	01/29/37		1,468	1,641,776
Morgan Stanley,
Sr. Unsec’d. Notes
2.125%	04/25/18	(a)	3,781	3,772,716
2.500%	01/24/19		945	942,368
3.750%	02/25/23	(a)	2,468	2,452,355
6.375%	07/24/42		1,348	1,644,386

				19,606,101

Chemicals
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
8.550%	05/15/19		728	932,165

Commercial Services & Supplies
Moody’s Corp.,
Sr. Unsec’d. Notes
4.500%	09/01/22		855	883,658

Communications Equipment — 0.1%
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
2.125%	03/01/19		950	945,750
2.900%	03/04/21		1,000	999,466
3.625%	03/04/24		150	151,251
5.500%	01/15/40	(a)	370	421,412

				2,517,879

Consumer Finance — 0.1%
American Express Co.,
Sr. Unsec’d. Notes
1.550%	05/22/18		2,400	2,356,234
Discover Financial Services,
Sr. Unsec’d. Notes
5.200%	04/27/22		1,740	1,863,571

				4,219,805

Diversified Financial Services — 0.4%
Air Lease Corp.,
Sr. Unsec’d. Notes
3.875%	04/01/21	(a)	1,070	1,070,000
American Honda Finance Corp. (Japan),
Sr. Unsec’d. Notes
2.125%	10/10/18	(a)	2,400	2,409,638
Aon Corp. (United Kingdom),
Gtd. Notes
5.000%	09/30/20		1,045	1,158,896
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
4.500%	02/11/43	(a)	825	817,574

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
BlackRock, Inc.,
Sr. Unsec’d. Notes
3.500%	03/18/24		710	$705,011
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
1.000%	03/03/17		1,600	1,593,642
CME Group, Inc.,
Sr. Unsec’d. Notes
5.300%	09/15/43		376	420,724
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.250%	09/20/22	(a)	2,760	2,844,219
General Electric Capital Corp.,
Sr. Unsec’d. Notes, MTN
3.150%	09/07/22	(a)	1,697	1,676,605
6.875%	01/10/39		936	1,232,657
Sub. Notes, MTN
6.375%(c)	11/15/67		2,236	2,459,600
Hyundai Capital America (South Korea),
Sr. Unsec’d. Notes, 144A
2.550%	02/06/19		1,356	1,355,269
IntercontinentalExchange Group, Inc.,
Gtd. Notes
2.500%	10/15/18		923	932,827

				18,676,662

Diversified Telecommunication Services — 0.4%
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
3.125%	07/16/22		766	730,859
AT&T, Inc.,
Sr. Unsec’d. Notes
1.400%	12/01/17	(a)	1,913	1,892,778
5.550%	08/15/41		2,128	2,233,998
5.800%	02/15/19		2,030	2,344,013
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
2.350%	02/14/19		1,420	1,413,408
Rogers Communications, Inc. (Canada),
Gtd. Notes
4.100%	10/01/23		914	936,827
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.500%	09/15/20	(a)	2,17 1	2,357,799
6.550%	09/15/43		5,197	6,324,411

				18,234,093

Electric Utilities — 0.5%
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
1.650%	12/15/17		1,731	1,719,956
Commonwealth Edison Co.,
First Mortgage
6.150%	09/15/17		1,216	1,398,816
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.450%	03/15/44		200	198,158

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric Utilities (cont’d.)
Duke Energy Indiana, Inc.,
First Mortgage
4.900%	07/15/43		742	$795,538
Duke Energy Progress, Inc.,
First Mortgage
4.375%	03/30/44		700	702,164
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.400%	09/15/20		3,228	3,757,866
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.750%	03/15/18	(a)	1,643	1,638,014
4.250%	03/15/23		1,500	1,454,909
MidAmerican Energy Co.,
First Mortgage
2.400%	03/15/19		2,309	2,324,962
MidAmerican Energy Holdings Co.,
Sr. Unsec’d. Notes
6.125%	04/01/36		675	807,438
Sr. Unsec’d. Notes, 144A
5.150%	11/15/43		380	404,888
NiSource Finance Corp.,
Gtd. Notes
4.800%	02/15/44		423	405,119
5.450%	09/15/20		1,230	1,379,339
PPL Capital Funding, Inc.,
Gtd. Notes
3.950%	03/15/24		300	299,640
Puget Energy, Inc.,
Sr. Sec’d. Notes
5.625%	07/15/22	(a)	1,500	1,709,534
Wisconsin Energy Corp.,
Jr. Sub. Notes
6.250%(c)	05/15/67		4,580	4,717,400

				23,713,741

Food & Staples Retailing — 0.1%
CVS Caremark Corp.,
Sr. Unsec’d. Notes
2.250%	12/05/18	(a)	2,346	2,347,867
5.750%	05/15/41		354	410,262
Walgreen Co.,
Sr. Unsec’d. Notes
1.800%	09/15/17		1,809	1,821,160
4.400%	09/15/42		430	403,068
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
6.500%	08/15/37		618	800,207

				5,782,564

Food Products — 0.1%
ConAgra Foods, Inc.,
Sr. Unsec’d. Notes
1.900%	01/25/18		2,768	2,744,630

Health Care Providers & Services — 0.2%
Express Scripts Holding Co.,
Gtd. Notes
3.125%	05/15/16		2,866	2,985,842
6.125%	11/15/41		343	406,435

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Health Care Providers & Services (cont’d.)
HCA, Inc.,
Sr. Sec’d. Notes
3.750%	03/15/19		1,000	$1,003,750
McKesson Corp.,
Sr. Unsec’d. Notes
2.284%	03/15/19		470	466,130
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
1.625%	03/15/19		1,445	1,405,463
4.250%	03/15/43		1,246	1,186,915
WellPoint, Inc.,
Sr. Unsec’d. Notes
4.350%	08/15/20		1,299	1,380,423
4.625%	05/15/42		423	408,075

				9,243,033

Hotels, Restaurants & Leisure
Starbucks Corp.,
Sr. Unsec’d. Notes
3.850%	10/01/23		1,365	1,395,515

Industrial Conglomerates — 0.1%
General Electric Co.,
Sr. Unsec’d. Notes
3.375%	03/11/24	(a)	1,410	1,419,545
4.500%	03/11/44		1,100	1,117,064

				2,536,609

Insurance — 0.5%
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A
2.250%	03/11/19		454	448,722
American International Group, Inc.,
Sr. Unsec’d. Notes
3.800%	03/22/17		2,015	2,155,849
4.125%	02/15/24		393	401,321
6.250%	05/01/36	(a)	661	816,888
6.400%	12/15/20	(a)	1,587	1,890,818
Aon PLC (United Kingdom),
Gtd. Notes
4.450%	05/24/43		500	475,977
Berkshire Hathaway Finance Corp.,
Gtd. Notes
1.300%	05/15/18	(a)	1,921	1,888,673
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
4.300%	04/15/43		877	818,295
5.125%	04/15/22		1,664	1,851,371
ING US, Inc.,
Gtd. Notes
5.500%	07/15/22	(a)	823	923,169
Sr. Unsec’d. Notes
5.700%	07/15/43		250	282,767
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.950%	05/01/22		873	934,443
5.000%	06/01/21		669	719,998
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
4.050%	10/15/23		767	775,046

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
4.800%	07/15/21		1,308	$1,429,868
MetLife, Inc.,
Sr. Unsec’d. Notes
4.125%	08/13/42		442	415,164
4.368%	09/15/23		1,560	1,661,486
New York Life Insurance Co.,
Sub. Notes, 144A
6.750%	11/15/39		1,000	1,302,330
Pacific Life Insurance Co.,
Sub. Notes, 144A
9.250%	06/15/39		500	732,567
Pacific LifeCorp,
Sr. Unsec’d. Notes, 144A
5.125%	01/30/43		870	859,470
UNUM Group,
Sr. Unsec’d. Notes
4.000%	03/15/24		3,310	3,314,144

				24,098,366

Internet & Catalog Retail
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.500%	11/29/22		1,022	949,539

Internet Software & Services — 0.1%
Google, Inc.,
Sr. Unsec’d. Notes
3.375%	02/25/24	(a)	3,320	3,325,644

IT Services — 0.1%
International Business Machines Corp.,
Sr. Unsec’d. Notes
1.625%	05/15/20	(a)	996	942,404
MasterCard, Inc.,
Sr. Unsec’d. Notes
2.000%	04/01/19		802	798,536
3.375%	04/01/24		710	708,841
Xerox Corp.,
Sr. Unsec’d. Notes
2.950%	03/15/17		2,068	2,150,013
4.250%	02/15/15		2,252	2,320,341

				6,920,135

Life Sciences Tools & Services
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
5.300%	02/01/44		382	411,668

Media — 0.4%
21st Century Fox America, Inc.,
Gtd. Notes
6.150%	02/15/41	(a)	783	920,946
6.900%	03/01/19		1,140	1,371,513
Columbus International, Inc. (Brazil),
Gtd. Notes, 144A
7.375%	03/30/21		200	205,750
Comcast Corp.,
Gtd. Notes
4.500%	01/15/43	(a)	1,268	1,236,720
5.150%	03/01/20		1,642	1,859,291
6.950%	08/15/37		1,141	1,482,113

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
Discovery Communications LLC,
Gtd. Notes
4.875%	04/01/43		844	$822,133
5.050%	06/01/20		1,270	1,409,263
Time Warner Cable, Inc.,
Gtd. Notes
4.500%	09/15/42	(a)	900	826,178
5.850%	05/01/17		2,065	2,321,622
6.750%	07/01/18		1,464	1,716,137
Time Warner, Inc.,
Gtd. Notes
4.875%	03/15/20		2,000	2,205,044
4.900%	06/15/42		411	412,471
6.200%	03/15/40		808	935,583
Viacom, Inc.,
Sr. Unsec’d. Notes
5.850%	09/01/43		155	170,319

				17,895,083

Metals & Mining — 0.1%
Anglo American Capital PLC (United Kingdom),
Gtd. Notes, 144A
2.625%	09/27/17		935	949,337
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes
4.100%	05/01/23	(a)	485	460,088
Corp Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.875%	11/03/21		1,181	1,187,968
Freeport-McMoRan Copper & Gold, Inc.,
Gtd. Notes
5.450%	03/15/43		942	926,335
Sr. Unsec’d. Notes
3.550%	03/01/22		1,469	1,402,923
Rio Tinto Finance USA PLC (United Kingdom),
Gtd. Notes
3.500%	03/22/22		1,400	1,400,531

				6,327,182

Multi-Utilities — 0.2%
Dominion Resources, Inc.,
Jr. Sub. Notes
7.500%(c)	06/30/66		4,346	4,737,140
Sr. Unsec’d. Notes
1.250%	03/15/17		1,000	997,726
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
3.750%	08/15/42		457	397,343
PG&E Corp.,
Sr. Unsec’d. Notes
2.400%	03/01/19		163	161,939
Sempra Energy,
Sr. Unsec’d. Notes
4.050%	12/01/23		395	403,726
6.150%	06/15/18	(a)	2,000	2,308,114
6.500%	06/01/16		1,672	1,861,214

				10,867,202

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels — 1.0%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
5.950%	09/15/16		3,337	$3,702,251
6.375%	09/15/17		2,498	2,859,747
6.450%	09/15/36		340	402,150
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
3.814%	02/10/24	(a)	1,700	1,715,203
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
3.800%	04/15/24		1,457	1,464,283
ConocoPhillips,
Gtd. Notes
6.500%	02/01/39		315	413,943
DCP Midstream LLC,
Jr. Sub. Notes, 144A
5.850%(c)	05/21/43		2,994	2,814,360
Sr. Unsec’d. Notes, 144A
4.750%	09/30/21		216	222,107
DCP Midstream Operating LP,
Gtd. Notes
2.700%	04/01/19		141	140,660
5.600%	04/01/44		744	776,592
Devon Energy Corp.,
Sr. Unsec’d. Notes
2.250%	12/15/18		1,500	1,491,917
El Paso Pipeline Partners Operating Co. LLC,
Gtd. Notes
5.000%	10/01/21		928	982,653
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
2.700%	04/01/19		700	702,194
Enterprise Products Operating LLC,
Gtd. Notes
5.100%	02/15/45		404	417,579
Hess Corp.,
Sr. Unsec’d. Notes
5.600%	02/15/41		369	405,218
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
5.950%	02/15/18		607	687,743
Nabors Industries, Inc.,
Gtd. Notes, 144A
2.350%	09/15/16		3,454	3,533,580
Noble Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	11/15/43	(a)	393	410,190
Petrobras Global Finance BV (Brazil),
Gtd. Notes
3.000%	01/15/19	(a)	1,468	1,387,347
4.375%	05/20/23	(a)	2,646	2,421,146
5.625%	05/20/43		500	422,775
7.250%	03/17/44		125	128,316
Petrobras International Finance Co. (Brazil),
Gtd. Notes
7.875%	03/15/19		2,038	2,324,457
Petrofac Ltd. (United Kingdom),
Gtd. Notes, 144A
3.400%	10/10/18		1,392	1,418,227

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.875%	01/24/22		2,306	$2,409,770
5.500%	06/27/44		1,939	1,871,135
Gtd. Notes, 144A
6.375%	01/23/45	(a)	794	856,528
Phillips 66,
Gtd. Notes
2.950%	05/01/17		1,974	2,059,227
5.875%	05/01/42		357	413,024
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
5.150%	06/01/42		392	408,187
Talisman Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.500%	05/15/42	(a)	864	855,879
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
4.625%	03/01/34	(a)	815	833,016
Weatherford International Ltd.,
Gtd. Notes
5.950%	04/15/42	(a)	842	907,202
Western Gas Partners LP,
Sr. Unsec’d. Notes
2.600%	08/15/18		700	703,063
4.000%	07/01/22		1,623	1,608,803
5.375%	06/01/21		321	351,946
5.450%	04/01/44	(a)	400	407,760
Williams Partners LP,
Sr. Unsec’d. Notes
3.350%	08/15/22		1,786	1,710,915
4.300%	03/04/24	(a)	710	713,148
5.400%	03/04/44	(a)	500	513,064

				47,867,305

Pharmaceuticals — 0.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
1.750%	11/06/17		3,158	3,167,980
Eli Lilly & Co.,
Sr. Unsec’d. Notes
1.950%	03/15/19		3,875	3,843,868

				7,011,848

Real Estate Investment Trusts (REITs) — 0.4%
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes
3.625%	10/01/20	(a)	1,370	1,408,898
Sr. Unsec’d. Notes, MTN
4.200%	12/15/23		756	777,730
BioMed Realty LP,
Gtd. Notes
4.250%	07/15/22		141	139,784
Boston Properties LP,
Sr. Unsec’d. Notes
3.850%	02/01/23		1,190	1,200,009
Brandywine Operating Partnership LP,
Gtd. Notes
3.950%	02/15/23		990	972,199

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Camden Property Trust,
Sr. Unsec’d. Notes
4.250%	01/15/24		929	$949,828
DDR Corp.,
Sr. Unsec’d. Notes
3.500%	01/15/21		1,500	1,489,350
Duke Realty LP,
Sr. Unsec’d. Notes
3.875%	02/15/21		940	941,914
Liberty Property LP,
Sr. Unsec’d. Notes
4.400%	02/15/24	(a)	2,440	2,481,288
Mack-Cali Realty LP,
Sr. Unsec’d. Notes
4.500%	04/18/22		1,500	1,502,502
7.750%	08/15/19		1,548	1,837,148
Mid-America Apartments LP,
Sr. Unsec’d. Notes
4.300%	10/15/23		940	948,311
Omega Healthcare Investors, Inc.,
Sr. Unsec’d. Notes, 144A
4.950%	04/01/24		481	470,790
Piedmont Operating Partnership LP,
Gtd. Notes
4.450%	03/15/24		650	648,710
Simon Property Group LP,
Sr. Unsec’d. Notes
2.200%	02/01/19	(a)	1,900	1,894,648
4.750%	03/15/42		393	407,374
UDR, Inc.,
Gtd. Notes
3.700%	10/01/20		1,000	1,015,006
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes
3.250%	08/15/22		990	953,994

				20,039,483

Real Estate Management & Development
ERP Operating LP,
Sr. Unsec’d. Notes
3.000%	04/15/23		1,500	1,416,179
Post Apartment Homes LP,
Sr. Unsec’d. Notes
3.375%	12/01/22		1,000	948,649

				2,364,828

Road & Rail — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.750%	04/01/24		470	471,358
3.850%	09/01/23	(a)	1,555	1,576,087
4.450%	03/15/43		419	399,576
4.900%	04/01/44	(a)	400	412,294
CSX Corp.,
Sr. Unsec’d. Notes
4.100%	03/15/44		447	407,730

				3,267,045

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Semiconductors & Semiconductor Equipment
Intel Corp.,
Sr. Unsec’d. Notes
4.250%	12/15/42		437	$414,336

Software
Microsoft Corp.,
Sr. Unsec’d. Notes
4.875%	12/15/43		385	415,800
Oracle Corp.,
Sr. Unsec’d. Notes
1.200%	10/15/17		1,423	1,411,815
5.375%	07/15/40		365	412,930

				2,240,545

Specialty Retail
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.700%	04/15/22		2,066	2,072,378
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
5.875%	12/16/36		336	404,712

				2,477,090

Technology Hardware, Storage & Peripherals
Apple, Inc.,
Sr. Unsec’d. Notes
3.850%	05/04/43		936	830,045
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
6.000%	09/15/41		200	219,015

				1,049,060

Tobacco — 0.1%
Altria Group, Inc.,
Gtd. Notes
2.850%	08/09/22		1,745	1,637,512
9.250%	08/06/19		1,035	1,365,727
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.125%	08/21/17		1,425	1,412,144
Reynolds American, Inc.,
Gtd. Notes
3.250%	11/01/22		1,747	1,643,579
4.750%	11/01/42		898	839,939

				6,898,901

TOTAL CORPORATE BONDS (cost $377,176,056)				378,148,130

FOREIGN GOVERNMENT BONDS — 0.1%
Banco Nacional de Desenvolvimento Economico e Social (Brazil),
Sr. Unsec’d. Notes
5.750%	09/26/23	(a)	400	418,000
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
5.550%	01/21/45		788	837,250
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44		884	839,800

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Province of New Brunswick Canada (Canada),
Sr. Unsec’d. Notes
2.750%	06/15/18	4,357	$4,520,997

TOTAL FOREIGN GOVERNMENT BONDS (cost $6,596,820)			6,616,047

MUNICIPAL BONDS — 0.2%
California — 0.1%
State of California,
General Obligation Unlimited
7.600%	11/01/40	1,415	1,992,787
General Obligation Unlimited, BABs
7.500%	04/01/34	1,000	1,352,540
7.550%	04/01/39	1,725	2,404,995

			5,750,322

Illinois — 0.1%
City of Chicago, IL,
General Obligation Unlimited
6.314%	01/01/44	1,105	1,127,255
Metropolitan Transportation Authority,
Revenue Bonds
6.668%	11/15/39	645	824,536
State of Illinois,
General Obligation Unlimited, BABs
5.100%	06/01/33	2,285	2,256,095
5.877%	03/01/19	1,030	1,155,197

			5,363,083

TOTAL MUNICIPAL BONDS (cost $10,955,860)			11,113,405

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.2%
Fannie Mae REMICS,
Series 2006-116, Class SG, IO
6.486%	12/25/36	4,824	785,200
Series 2007-40, Class SE, IO
6.286%	05/25/37	2,935	431,021
Freddie Mac REMICS,
Series 2014-3115, Class SM, IO
6.445%	02/15/36	4,124	659,313
Granite Master Issuer PLC (United Kingdom),
Series 2006-1A, Class A5, 144A
0.294%(c)	12/20/54	2,426	2,404,207
Granite Mortgages 03-2 PLC (United Kingdom),
Series 2003-2, Class 1A3
0.737%(c)	07/20/43	6,058	6,048,080

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $10,313,686) 10,327,821

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.9%
Federal Home Loan Mortgage Corp.
0.500%	04/17/15-05/13/16	3,586	$3,591,313
0.750%	01/12/18	14,500	14,168,225
0.875%	02/22/17	2,022	2,019,428

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
1.250%	10/02/19		1,614	$1,545,902
3.000%	07/15/39-10/01/43		18,475	18,049,900
3.298% (c)	07/01/41		2,140	2,252,412
3.500%	03/01/44		17,700	17,802,359
4.000%	10/01/43-11/01/43		13,200	13,703,307
4.500%	TBA		13,500	14,390,156
5.000%	08/01/39		2,001	2,172,128
5.000%	TBA		7,600	8,257,281
6.250%	07/15/32		530	707,430
Federal National Mortgage Assoc.
0.500%	05/27/15-03/30/16		4,097	4,106,442
1.125%	04/27/17		2,362	2,373,845
1.625%	11/27/18		1,206	1,201,083
1.875%	09/18/18	(a)	25,615	25,867,590
1.875%	02/19/19		13,385	13,427,350
2.500%	01/01/43-10/01/43		2,700	2,498,605
2.500%	TBA		22,000	21,982,814
2.534%(c)	11/01/43		5,000	5,099,195
3.000%	10/01/42-03/01/44		61,700	59,629,020
3.000%	TBA		3,900	3,764,109
3.000%	TBA		2,600	2,670,688
3.500%	04/01/20-05/25/43		28,326	28,594,325
3.500%	TBA		6,900	6,940,969
3.500%	TBA		3,700	3,879,219
4.000%	09/01/40-11/01/42		32,962	34,328,289
4.000%	TBA		13,500	13,983,047
4.500%	07/01/25-08/01/41		9,947	10,626,032
4.500%	TBA		15,000	16,000,782
5.000%	02/01/42		2,000	2,254,488
5.000%	TBA		14,700	16,026,445
5.500%	11/01/29-12/01/38		31,361	34,851,261
7.250%	05/15/30		787	1,134,577
Government National Mortgage Assoc.
3.000%	07/20/43-03/20/44		3,000	2,957,455
3.500%	TBA		20,200	20,607,155
3.500%	TBA		3,700	3,775,734
4.000%	10/20/40-08/20/41		11,209	11,801,002
4.000%	TBA		12,500	13,134,765
4.500%	08/15/39-08/20/41		11,950	12,911,819
4.500%	TBA		5,800	6,252,219
5.000%	11/15/33-04/15/39		6,900	7,567,740
5.000%	TBA		1,400	1,529,062

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $490,717,246)				490,436,967

U.S. TREASURY OBLIGATIONS — 8.7%
U.S. Treasury Inflation Indexed Bonds, TIPS
3.625%	08/15/43-02/15/44		13,402	13,559,548
3.750%	11/15/43		21,599	22,362,015
4.375%	02/15/38		3,855	4,443,489
4.500%	02/15/36		7,625	8,949,844
6.125%	11/15/27		2,056	2,768,531
U.S. Treasury Notes
0.250%	01/15/15-10/15/15		26,501	26,529,073
0.375%	03/15/15-03/31/16		48,218	48,233,412
0.625%	07/15/16-08/31/17		20,199	20,125,496
0.750%	01/15/17-02/28/18	(a)	121,233	120,874,774
0.875%	09/15/16-01/31/18		15,334	15,294,840

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
1.000%	09/30/16-05/31/18		23,400	$23,526,751
1.375%	06/30/18-07/31/18		14,394	14,317,744
1.500%	08/31/18-01/31/19	(a)	26,766	26,565,600
1.625%	03/31/19		7,130	7,093,794
2.000%	11/30/20		6,289	6,194,665
2.125%	01/31/21		11,817	11,701,595
2.250%	03/31/21		28,501	28,394,122
2.375%	12/31/20		6,478	6,528,606
2.500%	08/15/23		932	918,675
2.750%	11/15/23-02/15/24	(a)	20,891	20,960,766

TOTAL U.S. TREASURY OBLIGATIONS (cost $429,431,548)				429,343,340

TOTAL LONG-TERM INVESTMENTS (cost $4,537,078,351)				4,622,121,662

			Shares
SHORT-TERM INVESTMENTS —17.4%
AFFILIATED MONEY MARKET MUTUAL FUND — 17.1%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $848,965,557; includes $307,817,416 of cash collateral for securities on loan)(b)(w)			848,965,557	848,965,557

U.S. TREASURY OBLIGATION(n) — 0.3%
U.S. Treasury Bills (cost $13,279,059)
0.044%	05/29/14	(k)	13,280	13,279,360

TOTAL SHORT-TERM INVESTMENTS (cost $862,244,616)				862,244,917

TOTAL INVESTMENTS — 110.5% (cost $5,399,322,967)				5,484,366,579
Liabilities in excess of other assets(x) — (10.5)%				(519,233,103)

NET ASSETS — 100.0%				$4,965,133,476

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
BABs	Build America Bonds
BKNT	Bank Note
CVA	Certificate Van Aandelen (Bearer)
EAFE	Europe, Australasia, Far East
ETF	Exchange Traded Fund
IO	Interest Only
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

PRFC	Preference Shares
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
SDR	Swedish Depositary Receipts
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
XNGS	NASDAQ/NGS (Global Select)
XTSE	Toronto Stock Exchange
*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $300,790,804; cash collateral of $307,817,416 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2014.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown reflects yield to maturity at purchase date.
(p)	Interest rate not available as of March 31, 2014.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at March 31, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation(1)
Long Positions:
1,261	Mini MSCI EAFE Index	Jun. 2014	$117,498,260	$119,479,750	$1,981,490
1,306	S&P 500 E-Mini	Jun. 2014	121,151,975	121,758,380	606,405

					$2,587,895

(1) The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2014.

Interest rate swap agreements outstanding at March 31, 2014:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2014	Unrealized Depreciation(3)
Exchange-traded swap agreements:
3,766	06/18/16	0.750%	3 month LIBOR(1)	$(3,581)	$(4,610)	$(1,029)
3,185	06/18/19	2.000%	3 month LIBOR(1)	22,164	6,864	(15,300)
3,379	06/18/24	3.000%	3 month LIBOR(2)	(18,816)	(20,345)	(1,529)
2,000	06/18/44	3.750%	3 month LIBOR(2)	(18,221)	(65,714)	(47,493)

				$(18,454)	$(83,805)	$(65,351)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

(3) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2014.

# Notional Amount is shown in U.S. dollars unless otherwise stated.

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments.

These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,627,931,119	$1,321,515,603	$3,331,571
Exchange Traded Fund	50,434,096	—	—
Preferred Stocks	—	12,643,813	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	33,328,399	—
Residential Mortgage-Backed Securities	—	8,483,350	—
Bank Loans	—	137,330,318	542,540
Commercial Mortgage-Backed Securities	—	95,382,925	5,212,218
Corporate Bonds	—	377,680,151	467,979
Foreign Government Bonds	—	6,616,047	—
Municipal Bonds	—	11,113,405	—
Residential Mortgage-Backed Securities	—	10,327,821	—
U.S. Government Agency Obligations	—	490,436,967	—
U.S. Treasury Obligations	—	442,622,700	—
Affiliated Money Market Mutual Fund	848,965,557	—	—
Other Financial Instruments*
Futures	2,587,895	—	—
Interest Rate Swaps	—	(65,351)	—

Total	$2,529,918,667	$2,947,416,148	$9,554,308

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 83.9%
COMMON STOCKS — 69.8%
Aerospace & Defense — 0.8%
BAE Systems PLC (United Kingdom)	1,119,286	$7,775,631
Huntington Ingalls Industries, Inc.	150,763	15,417,024
Lockheed Martin Corp.	70,000	11,426,800
Raytheon Co.	79,920	7,895,297

		42,514,752

Air Freight & Logistics — 0.7%
CEVA Holdings LLC*	79	98,125
FedEx Corp.	68,920	9,136,035
TNT Express NV (Netherlands)	2,011,145	19,731,478
United Parcel Service, Inc. (Class B Stock)	107,690	10,486,852

		39,452,490

Airlines — 0.9%
Deutsche Lufthansa AG (Germany)*	1,351,500	35,435,810
International Consolidated Airlines Group SA (United Kingdom)*	2,241,833	15,596,857

		51,032,667

Auto Components — 0.4%
Cie Generale des Etablissements Michelin (France)	197,113	24,642,191

Automobiles — 1.3%
Ford Motor Co.	500,000	7,800,000
General Motors Co.	645,980	22,234,631
Mazda Motor Corp. (Japan)	1,905,000	8,463,161
Nissan Motor Co. Ltd. (Japan)	1,967,200	17,534,295
Toyota Motor Corp. (Japan)	253,200	14,278,922

		70,311,009

Banks — 7.2%
Bangkok Bank PCL (Thailand)	342,900	1,890,378
Barclays PLC (United Kingdom)	626,834	2,439,298
BNP Paribas SA (France)	342,793	26,429,191
CIT Group, Inc.	209,786	10,283,710
Citigroup, Inc.	878,746	41,828,310
Columbia Banking System, Inc.(a)	50,035	1,426,998
Commerzbank AG (Germany)*	712,330	13,102,748
Commonwealth Bank of Australia (Australia)	2,500	179,974
Credit Agricole SA (France)*	1,657,284	26,119,346
DBS Group Holdings Ltd. (Singapore)	574,000	7,395,439
Guaranty Bancorp.	48,080	685,140
HSBC Holdings PLC (United Kingdom), (XHKG)	1,441,760	14,628,927
HSBC Holdings PLC (United Kingdom), (XLON)	693,543	7,022,367
ICICI Bank Ltd. (India), ADR(a)	146,401	6,412,364
Intesa Sanpaolo SpA (Italy)	2,939,553	9,974,531
JPMorgan Chase & Co.	1,130,075	68,606,853
KB Financial Group, Inc. (South Korea)	611,010	21,438,550
PNC Financial Services Group, Inc. (The)	364,766	31,734,642
Royal Bank of Canada (Canada)	110,200	7,265,923
Societe Generale SA (France)	94,742	5,831,929
State Bank Financial Corp.	80,800	1,429,352
SunTrust Banks, Inc.	679,439	27,034,878
UniCredit SpA (Italy)	2,362,157	21,592,680
Wells Fargo & Co.	939,460	46,728,740

		401,482,268

	Shares	Value
COMMON STOCKS (Continued)
Beverages — 0.8%
Coca-Cola Co. (The)	284,730	$11,007,662
Coca-Cola Enterprises, Inc.	178,194	8,510,545
PepsiCo, Inc.	216,234	18,055,539
Pernod-Ricard SA (France)	45,301	5,271,937

		42,845,683

Biotechnology — 0.5%
Amgen, Inc.	211,880	26,133,279

Capital Markets — 1.0%
Credit Suisse Group AG (Switzerland)*	897,605	29,053,752
Morgan Stanley	950,400	29,623,968

		58,677,720

Chemicals — 2.3%
Agrium, Inc. (Canada)	135,000	13,165,200
Akzo Nobel NV (Netherlands)	321,820	26,247,906
Dow Chemical Co. (The)	663,380	32,233,634
E.I. du Pont de Nemours & Co.(a)	202,900	13,614,590
LyondellBasell Industries NV (Class A Stock)	450,000	40,023,000
Mosaic Co. (The)	114,460	5,723,000

		131,007,330

Commercial Services & Supplies — 0.5%
Republic Services, Inc.	197,890	6,759,922
Serco Group PLC (United Kingdom)	1,879,490	13,191,492
Waste Management, Inc.	198,390	8,346,267

		28,297,681

Communications Equipment — 1.3%
Brocade Communications Systems, Inc.*	763,230	8,097,870
Cisco Systems, Inc.	1,986,290	44,512,759
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	1,312,799	17,509,249

		70,119,878

Construction & Engineering — 0.2%
Carillion PLC (United Kingdom)	283,314	1,708,708
FLSmidth & Co. A/S (Denmark)	204,670	10,319,018

		12,027,726

Construction Materials — 0.4%
CRH PLC (Ireland)*	876,288	24,519,878

Containers & Packaging — 0.2%
MeadWestvaco Corp.	355,088	13,365,512

Diversified Financial Services — 1.0%
Deutsche Boerse AG (Germany)	89,601	7,133,486
ING Groep NV (Netherlands), CVA*	1,888,294	26,854,870
Lehman Brothers Holdings, Inc. (Claim Assignment)*	45,356,002	19,729,861

		53,718,217

Diversified Telecommunication Services — 1.7%
AT&T, Inc.	400,000	14,028,000
CenturyLink, Inc.(a)	100,000	3,284,000
China Telecom Corp. Ltd. (China), ADR(a)	167,315	7,708,202
Koninklijke KPN NV (Netherlands)*	2,261,130	7,982,016
Singapore Telecommunications Ltd. (Singapore)	6,003,000	17,449,021
Telefonica SA (Spain)	1,080,547	17,123,239
Telstra Corp. Ltd. (Australia)	1,053,669	4,968,530
Verizon Communications, Inc.	273,279	13,029,942

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Diversified Telecommunication Services (cont’d.)
Vivendi SA (France)	413,446	$11,507,441

		97,080,391

Electric Utilities — 2.2%
American Electric Power Co., Inc.	200,000	10,132,000
Duke Energy Corp.	263,980	18,800,656
Entergy Corp.	242,778	16,229,709
Exelon Corp.	374,150	12,556,474
FirstEnergy Corp.	192,670	6,556,560
HK Electric Investments Ltd. (Hong Kong)*	2,500,000	1,617,998
NextEra Energy, Inc.	198,900	19,018,818
Pinnacle West Capital Corp.	44,800	2,448,768
PPL Corp.	179,600	5,951,944
Southern Co. (The)(a)	450,000	19,773,000
Xcel Energy, Inc.	286,360	8,693,890

		121,779,817

Electrical Equipment — 0.3%
Alstom SA (France)	483,967	13,207,847
Dongfang Electric Corp. Ltd. (China) (Class H Stock)	1,392,754	2,173,050

		15,380,897

Electronic Equipment, Instruments & Components — 0.1%
TE Connectivity Ltd. (Switzerland)	102,821	6,190,852

Energy Equipment & Services — 2.4%
Baker Hughes, Inc.	842,964	54,809,519
Ensco PLC (Class A Stock)	106,534	5,622,865
Fugro NV (Netherlands), CVA	243,134	14,938,993
Halliburton Co.	320,702	18,886,141
Noble Corp. PLC	604,940	19,805,736
Transocean Ltd.(a)	446,948	18,476,830

		132,540,084

Food & Staples Retailing — 2.1%
CVS Caremark Corp.	472,700	35,386,322
Kroger Co. (The)	554,227	24,192,009
Metro AG (Germany)	123,390	5,033,271
Tesco PLC (United Kingdom)	6,935,216	34,205,092
Walgreen Co.	254,234	16,787,071

		115,603,765

Gas Utilities — 0.1%
AGL Resources, Inc.	64,268	3,146,561

Health Care Equipment & Supplies — 1.5%
Getinge AB (Sweden) (Class B Stock)	394,690	11,143,419
Medtronic, Inc.	1,052,348	64,761,496
Stryker Corp.	85,871	6,995,910

		82,900,825

Health Care Providers & Services — 0.7%
Cigna Corp.	369,181	30,911,525
WellPoint, Inc.	104,710	10,423,881

		41,335,406

Independent Power & Renewable Electricity Producers — 0.3%
Dynegy, Inc.*(a)	2,357	58,783
NRG Energy, Inc.	459,403	14,609,015

		14,667,798

Industrial Conglomerates — 1.0%
General Electric Co.	977,000	25,294,530

	Shares	Value
COMMON STOCKS (Continued)
Industrial Conglomerates (cont’d.)
Koninklijke Philips NV (Netherlands)	375,153	$13,197,636
Siemens AG (Germany)	136,354	18,389,159

		56,881,325

Insurance — 3.6%
ACE Ltd	253,771	25,138,555
Aegon NV (Netherlands)	11,241	103,543
Alleghany Corp.*	39,422	16,059,734
Allstate Corp. (The)	120,608	6,824,001
American International Group, Inc.	669,366	33,474,994
Aviva PLC (United Kingdom)	2,642,075	21,080,158
AXA SA (France)	624,712	16,229,324
MetLife, Inc.	411,609	21,732,955
Muenchener Rueckversicherungs AG (Germany)	65,786	14,375,448
Swiss Re AG (Switzerland)*	206,036	19,123,061
White Mountains Insurance Group Ltd.*	26,300	15,777,370
Zurich Insurance Group AG (Switzerland)*	36,964	11,352,190

		201,271,333

IT Services — 0.4%
Xerox Corp.	2,018,180	22,805,434

Machinery — 1.0%
Caterpillar, Inc.	162,035	16,101,418
CNH Industrial NV (Netherlands)*	981,168	11,292,211
Deere & Co.	86,100	7,817,880
Federal Signal Corp.*	173,700	2,588,130
Navistar International Corp.*(a)	439,520	14,886,542
Stanley Black & Decker, Inc.	59,608	4,842,554

		57,528,735

Marine — 0.4%
AP Moller-Maersk A/S (Denmark) (Class B Stock)	2,097	25,098,486

Media — 2.8%
CBS Corp. (Class B Stock)	274,039	16,935,610
CBS Outdoor Americas, Inc.*	5,921	173,189
Comcast Corp. (Special Class A Stock)	476,710	23,244,380
Dex Media, Inc.*(a)	69,600	640,320
News Corp. (Class A Stock)*	265,862	4,578,144
Reed Elsevier PLC (United Kingdom)	1,709,060	26,116,829
Time Warner Cable, Inc.	164,301	22,538,812
Tribune Co.*	34,611	2,756,766
Tribune Co. (Class B Stock)*	21,221	1,780,124
Twenty-First Century Fox, Inc. (Class A Stock)	362,210	11,579,854
Twenty-First Century Fox, Inc. (Class B Stock)(a)	909,193	28,294,086
Walt Disney Co. (The)	220,460	17,652,232

		156,290,346

Metals & Mining — 2.8%
Anglo American PLC (United Kingdom)	426,730	10,904,895
Anglogold Ashanti Ltd. (South Africa), ADR	35,977	614,487
Barrick Gold Corp. (Canada)	165,740	2,955,144
BHP Billiton PLC (United Kingdom)	640,208	19,768,646
Freeport-McMoRan Copper & Gold, Inc.	1,213,922	40,144,412
Goldcorp, Inc. (Canada)	321,320	7,865,914
MMC Norilsk Nickel OJSC (Russia), ADR	672,567	11,265,497
Newmont Mining Corp.	381,813	8,949,697
POSCO (South Korea)	68,819	19,213,590

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares		Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Rio Tinto PLC (United Kingdom), ADR(a)	395,960		$22,106,447
ThyssenKrupp AG (Germany)*	472,292		12,671,074

			156,459,803

Multiline Retail — 0.5%
Kohl’s Corp.	226,259		12,851,511
Target Corp.	281,330		17,023,278

			29,874,789

Multi-Utilities — 1.2%
Dominion Resources, Inc.	243,280		17,270,447
DTE Energy Co.	5,000		371,450
GDF Suez (France)	101,956		2,789,021
PG&E Corp.	448,783		19,387,426
Public Service Enterprise Group, Inc.	295,150		11,257,021
Sempra Energy	135,270		13,088,725
TECO Energy, Inc.(a)	305,800		5,244,470

			69,408,560

Oil, Gas & Consumable Fuels — 8.6%
Apache Corp.	306,552		25,428,488
BG Group PLC (United Kingdom)	644,288		12,028,334
BP PLC (United Kingdom)	3,339,066		26,829,401
BP PLC (United Kingdom), ADR	570,000		27,417,000
Canadian Oil Sands Ltd. (Canada)	512,600		10,752,776
Chesapeake Energy Corp.	180,000		4,611,600
Chevron Corp.	251,100		29,858,301
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	4,454,500		12,898,077
CONSOL Energy, Inc.	337,413		13,479,649
Eni SpA (Italy)	647,275		16,231,407
Exxon Mobil Corp.	208,110		20,328,185
Galp Energia, SGPS, SA (Portugal) (Class B Stock)	1,244,010		21,473,900
Kunlun Energy Co. Ltd. (China)	5,419,330		9,080,860
Lukoil OAO (Russia), ADR	138,805		7,762,670
Marathon Oil Corp.	749,063		26,606,718
Murphy Oil Corp.	164,926		10,367,248
Peabody Energy Corp.	—	(r)	2
Petroleo Brasileiro SA (Brazil), ADR	476,220		6,262,293
Petroleo Brasileiro SA (Brazil), Spon ADR	1,252,015		17,365,448
Royal Dutch Shell PLC (Netherlands), ADR	509,891		37,252,636
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	744,065		27,187,332
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	320,108		12,497,066
SandRidge Energy, Inc.*	18,400		1,857,250
Spectra Energy Corp.	333,140		12,306,192
Talisman Energy, Inc. (Canada), (NYSE)	949,430		9,475,311
Talisman Energy, Inc. (Canada), (XTSE)	2,644,750		26,363,768
Total SA (France)	466,837		30,729,516
Total SA (France), ADR(a)	253,315		16,617,464
Williams Cos., Inc. (The)	172,090		6,983,412
WPX Energy, Inc.*(a)	94,996		1,712,778

			481,765,082

Paper & Forest Products — 0.4%
International Paper Co.	446,314		20,476,886

Personal Products — 0.2%
Avon Products, Inc.	753,652		11,033,465

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals — 7.4%
Eli Lilly & Co.	445,120	$26,199,763
Forest Laboratories, Inc.*	285,640	26,356,003
GlaxoSmithKline PLC (United Kingdom)	852,019	22,719,217
Hospira, Inc.*	230,665	9,976,261
Johnson & Johnson	202,860	19,926,938
Merck & Co., Inc.	1,644,529	93,359,911
Merck KGaA (Germany)	82,860	13,954,217
Pfizer, Inc.	1,446,760	46,469,931
Roche Holding AG (Switzerland)	205,916	61,932,074
Sanofi (France)	240,580	25,140,539
Sanofi (France), ADR	141,708	7,408,494
Teva Pharmaceutical Industries Ltd. (Israel), ADR	1,102,157	58,237,976

		411,681,324

Professional Services — 0.1%
Hays PLC (United Kingdom)	1,283	3,105
Randstad Holding NV (Netherlands)	104,262	6,102,349

		6,105,454

Real Estate Investment Trusts (REITs) — 0.1%
Alexander’s, Inc.	9,200	3,321,108
Westfield Retail Trust (Australia)	840,907	2,328,155

		5,649,263

Real Estate Management & Development — 0.1%
Brookfield Property Partners LP	102,883	1,923,913
Forestar Group, Inc.*	50,500	898,900

		2,822,813

Semiconductors & Semiconductor Equipment — 1.2%
Intel Corp.	917,400	23,678,094
Samsung Electronics Co. Ltd. (South Korea)	28,326	35,808,971
Texas Instruments, Inc.	148,710	7,011,677

		66,498,742

Software — 2.1%
Microsoft Corp.	2,237,345	91,708,772
SAP AG (Germany)	80,441	6,525,056
Symantec Corp.	1,042,060	20,809,938

		119,043,766

Specialty Retail — 0.5%
Best Buy Co., Inc.	177,120	4,677,739
Kingfisher PLC (United Kingdom)	3,545,852	24,929,947

		29,607,686

Technology Hardware, Storage & Peripherals — 1.8%
Apple, Inc.	99,419	53,362,154
Hewlett-Packard Co.	1,215,071	39,319,697
Konica Minolta, Inc. (Japan)	1,115,000	10,431,535

		103,113,386

Tobacco — 1.5%
Altria Group, Inc.	423,727	15,860,102
British American Tobacco PLC (United Kingdom)	500,076	27,896,925
Imperial Tobacco Group PLC (United Kingdom)	390,430	15,787,953
Lorillard, Inc.	347,333	18,783,769

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Tobacco.(cont’d.)
Philip Morris International, Inc.	100,218	$8,204,848

		86,533,597

Wireless Telecommunication Services — 1.2%
Mobile Telesystems OJSC (Russia), ADR	484,076	8,466,489
Turkcell Iletisim Hizmetleri A/S (Turkey), ADR*	1,397,427	19,242,570
Vodafone Group PLC (United Kingdom)	10,076,972	37,056,035

		64,765,094

TOTAL COMMON STOCKS (cost $3,202,288,175)		3,905,490,046

PREFERRED STOCKS — 2.7%
Air Freight & Logistics
CEVA Holdings LLC, Series A2 (PRFC)	170	212,413

Banks — 2.0%
Bank of America Corp., Series L, CVT, 7.250%	12,300	14,073,783
Bank of America Corp. (PRFC)	100,000	9,324,000
Barclays Bank PLC (United Kingdom), 144A, 6.000%	215,000	14,033,050
Barclays Bank PLC (United Kingdom), 144A, 7.500%	155,000	2,609,425
Citigroup, Inc., 6.000%	600,000	9,438,000
JPMorgan Chase & Co., CVT, 9.000%	297,000	10,377,180
JPMorgan Chase & Co., 144A, 6.500%	1,265,000	17,052,200
Royal Bank of Canada (Canada), 144A, 7.000%	417,000	20,157,780
Wells Fargo & Co., Series L, CVT, 7.500%	8,000	9,384,000
Wells Fargo & Co., 144A, 7.000%	220,000	6,450,400

		112,899,818

Capital Markets — 0.2%
Deutsche Bank AG (Germany), 144A*	300,000	4,923,600
Morgan Stanley, Series 2 (PRFC), 144A	284,000	4,996,980

		9,920,580

Consumer Finance
Ally Financial, Inc., Series A, 8.500%(c)	6,675	182,561

Electric Utilities
NextEra Energy, Inc., CVT, 5.599%	5,000	315,000
NextEra Energy, Inc., CVT, 5.889%	12,600	772,758

		1,087,758

Insurance
MetLife, Inc., CVT, 5.000%	74,075	2,281,510

Metals & Mining — 0.1%
ArcelorMittal SA (Luxembourg), Series MTUS, CVT, 6.000%	120,000	2,877,600

Multi-Utilities — 0.1%
Dominion Resources, Inc., Series A, CVT, 6.125%	32,000	1,840,000
Dominion Resources, Inc., Series B, CVT, 6.000%	32,000	1,848,640

		3,688,640

Oil, Gas & Consumable Fuels — 0.2%
Chesapeake Energy Corp., CVT, 144A, 5.750%(a)	5,000	5,603,125
Halcon Resources Corp., Series A, CVT, 5.750%	5,000	3,750,000

	Shares	Value
PREFERRED STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Sanchez Energy Corp., Series A, CVT, 144A, 4.875%	10,000	$748,750

		10,101,875

Real Estate Investment Trusts (REITs)
FelCor Lodging Trust, Inc., Series A, CVT, 1.950%	52,675	1,309,501

Thrifts & Mortgage Finance — 0.1%
Federal Home Loan Mortgage Corp., Series Z, 8.375%*(a)	204,025	2,244,275
Federal National Mortgage Association, CVT, 5.375%*	75	2,625,000
Federal National Mortgage Association, Series Q, 6.750%*	65,850	586,723
Federal National Mortgage Association, Series R, 7.625%*	105,350	985,023
Federal National Mortgage Association, Series S, 8.250%*	112,125	1,175,070

		7,616,091

TOTAL PREFERRED STOCKS (cost $138,681,122)		152,178,347

	Units

WARRANTS* — 0.1%
Independent Power & Renewable Electricity Producers
Dynegy, Inc., expiring 10/02/17	36,800	65,688

Media — 0.1%
Tribune Co., expiring 12/31/32	66,047	5,303,574

TOTAL WARRANTS (cost $3,060,030)		5,369,262

Interest Rate	Maturity Date	Principal Amount (000)#
BANK LOANS(c) — 2.1%
Automobile Manufacturers
Navistar, Inc.,
Tranche Term Loan B
5.750%	08/15/17	276	279,865

Diversified Telecommunication Services — 0.1%
Avaya, Inc.,
Term Loan B-3
4.734%	10/26/17	6,127	5,973,079
Term Loan B-6
6.500%	03/31/18	1,495	1,495,829

			7,468,908

Electric Utilities — 0.5%
Fieldwood Energy LLC,
Term Loan (Second Lien)
8.125%	09/30/20	6,500	6,749,555
Texas Competitive Electric Holdings Co. LLC,
Term Loan (Extending)
4.737%	10/10/17	24,500	17,640,000

			24,389,555

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Food Distributors — 0.1%
US Foods, Inc.,
Incremental Term Loan
4.500%	03/31/19	4,963	$4,987,313

Hotels, Restaurants & Leisure — 0.1%
Caesars Entertainment Operating Co., Inc.,
Term Loan B-5
4.489%	01/28/18	1,074	998,820
Term Loan B-6
5.489%	01/28/18	5,122	4,829,887

			5,828,707

Media — 0.6%
Cengage Learning Acquisitions, Inc.,
Term Loan
— %(p)	07/03/14	5,789	5,465,443
— %(p)	03/31/20	551	556,969
Clear Channel Communications, Inc.,
Tranche Term Loan B
3.803%	01/29/16	307	302,401
Tranche Term Loan D
6.903%	01/30/19	22,606	22,108,664
Tranche Term Loan E
7.653%	01/29/16	3,261	3,252,883
7.653%	07/31/19	2,402	2,396,231

			34,082,591

Multiline Retail — 0.1%
J.C. Penney Co.,
Loan
6.000%	05/22/18	7,608	7,563,171

Oil, Gas & Consumable Fuels — 0.5%
Chesapeake Energy Corp.,
Loan
5.750%	12/02/17	10,000	10,217,190
Drillships Financing Holding, Inc.,
Tranche Term Loan B-1
6.000%	03/31/21	7,500	7,643,753
NGPL PipeCo LLC,
Term Loan
6.750%	09/15/17	250	244,483
Quicksilver Resources, Inc.,
Term Loan (Second Lien)
7.000%	06/21/19	10,000	9,950,000

			28,055,426

Software — 0.1%
First Data Corp.,
Dollar Term Loan
4.155%	03/24/18	5,000	5,008,895

TOTAL BANK LOANS (cost $113,288,324)			117,664,431

CONVERTIBLE BOND — 0.2%
Automobiles
Volkswagen International Finance NV (Germany),
Gtd. Notes, 144A
(cost $9,566,205)
5.500%	11/09/15	7,500	12,112,189

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS — 8.9%
Aerospace & Defense — 0.1%
Bombardier, Inc. (Canada),
Sr. Notes, 144A
6.125%	01/15/23	(a)	5,600	$5,656,000

Air Freight & Logistics
CEVA Group PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
4.000%	05/01/18		325	304,687

Airlines — 0.1%
American Airlines, Inc.,
Sr. Sec’d. Notes, 144A(i)
7.500%	03/15/16		7,183	7,469,800

Auto Components — 0.1%
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
6.500%	03/01/21		6,300	6,867,000

Automobiles — 0.1%
Chrysler Group LLC/CG Co-Issuer, Inc.,
Sec’d. Notes, 144A
8.250%	06/15/21		3,600	4,072,500

Banks
Stena International SA (Sweden),
Sr. Sec’d. Notes, 144A
5.750%	03/01/24	(a)	2,300	2,294,250

Building Products — 0.3%
Cemex Finance LLC (Mexico),
Sr. Sec’d. Notes, 144A
6.000%	04/01/24		3,000	3,007,500
9.375%	10/12/22		3,600	4,225,500
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
5.875%	03/25/19	(a)	2,000	2,072,500
9.000%	01/11/18		641	697,087
9.500%	06/15/18	(a)	5,000	5,762,500

				15,765,087

Chemicals — 0.1%
INEOS Group Holdings SA (Luxembourg),
Gtd. Notes, 144A
5.875%	02/15/19		800	817,000
Orion Engineered Carbons Finance & Co. SCA (Luxembourg),
Gtd. Notes, PIK, 144A
9.250%	08/01/19		2,400	2,496,000

				3,313,000

Commercial Services & Supplies — 0.4%
Ahern Rentals, Inc.,
Sec’d. Notes, 144A
9.500%	06/15/18	(a)	5,000	5,531,250
Algeco Scotsman Global Finance PLC (United Kingdom),
Gtd. Notes, 144A
10.750%	10/15/19	(a)	5,000	5,537,500
Sr. Sec’d. Notes, 144A
8.500%	10/15/18	(a)	4,900	5,353,250
Jaguar Holding Co. I,
Sr. Unsec’d. Notes, PIK, 144A
9.375%	10/15/17		3,000	3,153,750

				19,575,750

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Containers & Packaging — 0.1%
Crown Americas LLC/Crown Americas Capital Corp IV,
Gtd. Notes
4.500%	01/15/23		5,000	$4,775,000

Distributors — 0.1%
HD Supply, Inc.,
Gtd. Notes
7.500%	07/15/20	(a)	5,000	5,456,250

Diversified Financial Services — 0.1%
Citigroup, Inc.,
Jr. Sub. Notes
5.900%(c)	12/29/49		2,500	2,448,437
Nuveen Investments, Inc.,
Sr. Unsec’d. Notes, 144A
9.125%	10/15/17	(a)	3,000	3,172,500
9.500%	10/15/20	(a)	1,050	1,118,250

				6,739,187

Diversified Telecommunication Services — 0.3%
Avaya, Inc.,
Sec’d. Notes, 144A
10.500%	03/01/21		4,281	3,970,628
Sr. Sec’d. Notes, 144A
7.000%	04/01/19		4,075	4,044,438
CenturyLink, Inc.,
Sr. Unsec’d. Notes
6.750%	12/01/23	(a)	1,200	1,273,500
CommScope Holding Co., Inc.,
Sr. Unsec’d. Notes, PIK, 144A
6.625%	06/01/20	(a)	4,500	4,758,750
Wind Acquisition Finance SA (Italy),
Sec’d. Notes, 144A
11.750%	07/15/17		3,149	3,318,259

				17,365,575

Electric Utilities — 0.3%
Calpine Corp.,
Sr. Sec’d. Notes, 144A
6.000%	01/15/22	(a)	3,200	3,360,000
InterGen NV (Netherlands),
Sr. Sec’d. Notes, 144A
7.000%	06/30/23		5,000	5,250,000
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.,
Sr. Sec’d. Notes, 144A
11.500%	10/01/20		8,565	6,573,638

				15,183,638

Electrical Equipment — 0.1%
Belden, Inc.,
Gtd. Notes, 144A
5.500%	09/01/22		5,000	5,062,500

Food Products — 0.3%
JBS USA LLC/JBS USA Finance, Inc. (Brazil),
Gtd. Notes, 144A
7.250%	06/01/21	(a)	4,900	5,206,250
7.250%	06/01/21		700	745,500
8.250%	02/01/20	(a)	150	164,250
US Foods, Inc.,
Gtd. Notes

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Food Products (cont’d.)
8.500%	06/30/19		7,500	$8,115,000

				14,231,000

Health Care Equipment & Supplies — 0.1%
Alere, Inc.,
Gtd. Notes
6.500%	06/15/20		3,300	3,465,000

Health Care Providers & Services — 0.5%
CHS/Community Health Systems, Inc.,
Gtd. Notes, 144A
6.875%	02/01/22		1,800	1,881,000
Sr. Sec’d. Notes, 144A
5.125%	08/01/21		600	615,000
HCA Holdings, Inc.,
Sr. Unsec’d. Notes
6.250%	02/15/21	(a)	7,300	7,814,650
HCA, Inc.,
Gtd. Notes
5.875%	05/01/23	(a)	5,000	5,143,750
MPH Acquisition Holdings LLC,
Sr. Unsec’d. Notes, 144A
6.625%	04/01/22		1,500	1,539,375
Tenet Healthcare Corp.,
Sr. Unsec’d. Notes
6.750%	02/01/20		5,000	5,262,500
8.125%	04/01/22	(a)	4,100	4,581,750

				26,838,025

Hotels, Restaurants & Leisure — 0.3%
Caesars Entertainment Operating Co., Inc.,
Sr. Sec’d. Notes
8.500%	02/15/20		5,200	4,602,000
9.000%	02/15/20	(a)	5,300	4,756,750
9.000%	02/15/20	(a)	2,000	1,795,000
MGM Resorts International,
Gtd. Notes
5.250%	03/31/20	(a)	2,000	2,060,000
Stena AB (Sweden),
Sr. Unsec’d. Notes, 144A
7.000%	02/01/24	(a)	700	712,250

				13,926,000

Household Products — 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Sr. Sec’d. Notes
5.750%	10/15/20	(a)	5,500	5,761,250

Machinery
BlueLine Rental Finance Corp.,
Sec’d. Notes, 144A
7.000%	02/01/19		600	634,500
Navistar International Corp.,
Gtd. Notes
8.250%	11/01/21	(a)	1,800	1,836,000

				2,470,500

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media — 1.1%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.,
Gtd. Notes, 144A
5.250%	02/15/22		200	$205,000
5.625%	02/15/24	(a)	400	410,000
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
5.750%	01/15/24	(a)	15,000	14,887,500
Clear Channel Communications, Inc.,
Sr. Sec’d. Notes
9.000%	12/15/19	(a)	16,522	17,348,100
9.000%	03/01/21	(a)	6,500	6,784,375
DISH DBS Corp.,
Gtd. Notes
5.000%	03/15/23	(a)	7,300	7,354,750
5.875%	07/15/22	(a)	6,800	7,259,000
Tribune Co./Class C1 Litigation Trust,
Notes(i)
5.896%(s)	12/31/49	(g)	98	—
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	05/15/23	(a)	5,000	5,112,500
Visant Corp.,
Gtd. Notes
10.000%	10/01/17		3,619	3,605,429

				62,966,654

Metals & Mining — 0.2%
AngloGold Ashanti Holdings PLC (South Africa),
Gtd. Notes
8.500%	07/30/20	(a)	2,000	2,205,500
Arch Coal, Inc.,
Gtd. Notes
7.250%	06/15/21	(a)	5,400	4,077,000
HudBay Minerals, Inc. (Canada),
Gtd. Notes
9.500%	10/01/20	(a)	3,000	3,210,000
Walter Energy, Inc.,
Gtd. Notes
9.875%	12/15/20	(a)	5,000	3,287,500

				12,780,000

Oil, Gas & Consumable Fuels — 2.4%
Access Midstream Partners LP/ACMP Finance Corp.,
Gtd. Notes
4.875%	05/15/23	(a)	5,000	5,037,500
Alpha Natural Resources, Inc.,
Gtd. Notes
6.000%	06/01/19	(a)	10,000	7,675,000
6.250%	06/01/21	(a)	200	150,500
Antero Resources Finance Corp.,
Gtd. Notes, 144A
5.375%	11/01/21		1,900	1,928,500
Bill Barrett Corp.,
Gtd. Notes
7.000%	10/15/22	(a)	5,200	5,473,000
Chesapeake Energy Corp.,
Gtd. Notes
5.375%	06/15/21	(a)	5,000	5,262,500
5.750%	03/15/23	(a)	6,300	6,670,125

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Diamondback Energy, Inc.,
Gtd. Notes, 144A
7.625%	10/01/21		10,000	$10,800,000
Gibson Energy, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.750%	07/15/21		4,000	4,290,000
Halcon Resources Corp.,
Gtd. Notes
9.750%	07/15/20	(a)	6,500	7,003,750
Gtd. Notes, 144A
9.250%	02/15/22	(a)	2,900	3,023,250
Hercules Offshore, Inc.,
Gtd. Notes, 144A
8.750%	07/15/21		4,800	5,208,000
Kinder Morgan, Inc.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/21		1,600	1,602,262
5.625%	11/15/23	(a)	6,600	6,527,472
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
7.000%	03/31/24	(a)	10,000	10,575,000
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC,
Gtd. Notes
10.750%	10/01/20	(a)	1,500	1,657,500
NGPL PipeCo LLC,
Sr. Sec’d. Notes, 144A
7.119%	12/15/17		2,831	2,781,458
9.625%	06/01/19		4,200	4,483,500
Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp.,
Gtd. Notes, 144A
6.500%	04/01/19	(a)	2,500	2,462,500
Ocean Rig UDW, Inc. (Cyprus),
Sr. Unsec’d. Notes, 144A
7.250%	04/01/19	(a)	2,000	1,997,500
Offshore Group Investment Ltd.,
Sr. Sec’d. Notes
7.125%	04/01/23	(a)	4,600	4,680,500
Peabody Energy Corp.,
Gtd. Notes
6.250%	11/15/21	(a)	3,500	3,508,750
Penn Virginia Corp.,
Gtd. Notes
8.500%	05/01/20		3,400	3,782,500
PetroQuest Energy, Inc.,
Gtd. Notes
10.000%	09/01/17		4,800	5,112,000
Regency Energy Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
5.875%	03/01/22	(a)	500	518,750
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	02/01/21		7,500	7,734,375
Sr. Sec’d. Notes, 144A
6.250%	03/15/22	(a)	7,500	7,818,750
Sanchez Energy Corp.,
Gtd. Notes, 144A
7.750%	06/15/21	(a)	7,500	8,006,250

				135,771,192

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pharmaceuticals — 0.1%
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
5.625%	12/01/21	(a)	2,100	$2,205,000
7.500%	07/15/21		3,900	4,387,500

				6,592,500

Semiconductors & Semiconductor Equipment — 0.2%
Freescale Semiconductor, Inc.,
Gtd. Notes
8.050%	02/01/20	(a)	3,774	4,146,683
Sr. Sec’d. Notes, 144A
5.000%	05/15/21	(a)	5,000	5,100,000

				9,246,683

Software — 0.7%
BMC Software Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.125%	07/15/21	(a)	3,800	3,999,500
First Data Corp.,
Gtd. Notes
10.625%	06/15/21		5,000	5,625,000
11.750%	08/15/21		4,725	4,961,250
12.625%	01/15/21	(a)	7,210	8,579,900
Sec’d. Notes, 144A
8.250%	01/15/21	(a)	11,852	12,859,420
First Data Holdings, Inc.,
Sr. Unsec’d. Notes, PIK, 144A
14.500%	09/24/19		3,457	3,249,695

				39,274,765

Tobacco — 0.1%
Alliance One International, Inc.,
Sec’d. Notes
9.875%	07/15/21	(a)	5,000	5,112,500

Wireless Telecommunication Services — 0.6%
Sprint Corp.,
Gtd. Notes, 144A
7.125%	06/15/24	(a)	5,500	5,775,000
7.875%	09/15/23	(a)	9,100	10,010,000
Sprint Nextel Corp.,
Sr. Unsec’d. Notes
7.000%	08/15/20		1,500	1,635,000
T-Mobile USA, Inc.,
Gtd. Notes
6.625%	04/01/23	(a)	7,500	7,950,000
6.633%	04/28/21		5,000	5,375,000
6.731%	04/28/22	(a)	5,000	5,356,250

				36,101,250

TOTAL CORPORATE BONDS (cost $ 471,738,675)				494,437,543

MUNICIPAL BOND — 0.1%
Puerto Rico
Commonwealth of Puerto Rico (Puerto Rico),
General Obligation Unlimited (cost $4,743,292)
8.000%	07/01/35		5,081	4,745,451

				Value

TOTAL LONG-TERM INVESTMENTS (cost $3,943,365,823)				$4,691,997,269

			Shares
SHORT-TERM INVESTMENTS — 21.3%
AFFILIATED MONEY MARKET MUTUAL FUND — 10.6%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $589,860,019; includes $327,283,285 of cash collateral for securities on loan)(b)(w)			589,860,019	589,860,019

Interest Rate	Maturity Date		Principal Amount (000)#
U.S. GOVERNMENT AGENCY OBLIGATIONS(n) — 1.6%
Federal Home Loan Bank
0.010%	04/01/14		6,250	6,250,000
Zero	04/01/14		85,000	85,000,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $91,250,000)				91,250,000

U.S. TREASURY OBLIGATIONS(n) — 9.1%
U.S. Treasury Bills
0.030%	04/03/14		10,000	9,999,974
0.030%	04/24/14	(k)	220,000	219,993,998
0.041%	05/29/14		8,000	7,999,614
0.050%	04/10/14-06/05/14		17,000	16,999,741
0.051%	06/05/14		6,000	5,999,784
0.055%	04/24/14		10,000	9,999,727
0.056%	04/17/14		15,000	14,999,627
0.070%	04/17/14-09/25/14		33,500	33,494,871
0.075%	04/24/14-09/11/14		69,000	68,986,849
0.075%	05/01/14	(k)	12,000	11,999,628
0.076%	09/04/14		6,000	5,998,506
0.080%	05/08/14-06/26/14		22,000	21,998,428
0.081%	04/24/14		8,500	8,499,783
0.086%	04/24/14		3,000	2,999,918
0.093%	06/12/14		15,000	14,999,400
0.095%	05/22/14		20,000	19,998,945
0.096%	05/15/14		20,000	19,998,777
0.101%	05/29/14		15,000	14,999,277

TOTAL U.S. TREASURY OBLIGATIONS (cost $509,953,996)				509,966,847

TOTAL SHORT-TERM INVESTMENTS (cost $1,191,064,015)				1,191,076,866

TOTAL INVESTMENTS — 105.2% (cost $5,134,429,838)				5,883,074,135
Liabilities in excess of other assets(x) — (5.2)%				(290,881,893)

NET ASSETS — 100.0%				$5,592,192,242

The following abbreviations are used in the Portfolio descriptions:

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
CDX	Credit Derivative Index
CVA	Certificate Van Aandelen (Bearer)
CVT	Convertible Security
FTSE	Financial Times Stock Exchange
NYSE	New York Stock Exchange
PIK	Payment-in-Kind
PRFC	Preference Shares
STOXX	Stock Index of Eurozone
TOPIX	Tokyo Stock Price Index
XLON	London Stock Exchange
XHKG	Hong Kong Stock Exchange
XTSE	Toronto Stock Exchange
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
KRW	South Korean Won
*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $318,888,855; cash collateral of $327,283,285 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2014.
(g)	Indicates a security that has been deemed illiquid.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown reflects yield to maturity at purchase date.
(p)	Interest rate not available as of March 31, 2014.
(r)	Less than .5.
(s)	Represents zero coupon bond or principal only securities.
Rate represents yield to maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2- Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at March 31, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)
Long Positions:
840	Euro STOXX 50	Jun. 2014	$34,728,670	$35,874,192	$1,145,522
360	FTSE 100 Index.	Jun. 2014	39,449,161	39,272,127	(177,034)
4,890	S&P 500 E-Mini	Jun. 2014	450,560,137	455,894,700	5,334,563
187	TOPIX Index	Jun. 2014	21,876,530	21,795,379	(81,151)

					6,221,900

Short Positions:
123	British Pound Currency	Jun. 2014	12,777,656	12,808,913	(31,257)
134	Euro Currency	Jun. 2014	23,229,325	23,071,450	157,875

					126,618

					$6,348,518

Forward foreign currency exchange contracts outstanding at March 31, 2014:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
British Pound,
Expiring 05/21/14	Bank of America	GBP	1,874	$3,064,178	$3,123,028	$58,850
Expiring 05/21/14	Bank of America	GBP	370	604,950	616,606	11,656
Expiring 08/19/14	Bank of America	GBP	1,584	2,633,872	2,637,943	4,071
Expiring 08/19/14	Bank of America	GBP	354	588,558	589,822	1,264
Expiring 08/19/14	Bank of America	GBP	165	274,930	275,435	505
Expiring 08/19/14	Bank of America	GBP	117	193,888	195,079	1,191
Expiring 08/19/14	Bank of America	GBP	106	175,017	176,044	1,027
Expiring 08/19/14	Bank of America	GBP	97	159,666	161,427	1,761
Expiring 08/19/14	Bank of America	GBP	93	153,465	155,157	1,692
Expiring 08/19/14	Barclays Capital Group	GBP	496	823,759	826,306	2,547
Expiring 08/19/14	Barclays Capital Group	GBP	354	588,032	589,820	1,788
Expiring 08/19/14	Barclays Capital Group	GBP	117	193,689	195,081	1,392
Expiring 08/19/14	Barclays Capital Group	GBP	111	184,499	185,310	811
Expiring 08/19/14	Hong Kong & Shanghai Bank	GBP	662	1,100,166	1,101,743	1,577
Expiring 08/19/14	Hong Kong & Shanghai Bank	GBP	244	405,251	406,244	993

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2014 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
British Pound (cont’d.),
Expiring 08/19/14	Hong Kong & Shanghai Bank	GBP	97	$159,850	$161,427	$1,577
Expiring 08/19/14	State Street Bank	GBP	1,220	2,028,113	2,031,216	3,103
Expiring 08/19/14	State Street Bank	GBP	662	1,099,389	1,101,743	2,354
Expiring 08/19/14	State Street Bank	GBP	625	1,037,733	1,040,018	2,285
Expiring 08/19/14	State Street Bank	GBP	177	293,855	294,910	1,055
Expiring 08/19/14	State Street Bank	GBP	117	193,277	195,079	1,802
Euro,
Expiring 04/16/14	Bank of America	EUR	2,625	3,533,180	3,616,485	83,305
Expiring 04/16/14	Bank of America	EUR	209	287,887	288,171	284
Expiring 04/16/14	Barclays Capital Group	EUR	480	660,047	661,483	1,436
Expiring 04/16/14	Barclays Capital Group	EUR	303	417,361	417,930	569
Expiring 04/16/14	Barclays Capital Group	EUR	175	239,944	241,092	1,148
Expiring 04/16/14	Hong Kong & Shanghai Bank	EUR	280	385,720	386,182	462
Expiring 04/16/14	Hong Kong & Shanghai Bank	EUR	260	353,562	358,789	5,227
Expiring 04/16/14	Hong Kong & Shanghai Bank	EUR	189	260,193	260,451	258
Expiring 04/16/14	Hong Kong & Shanghai Bank	EUR	41	56,404	56,971	567
Expiring 05/15/14	Bank of America	EUR	284	387,521	390,560	3,039
Expiring 05/15/14	Bank of America	EUR	238	321,870	328,255	6,385
Expiring 05/15/14	Bank of America	EUR	229	316,527	315,747	(780)
Expiring 05/15/14	Bank of America	EUR	218	294,978	300,141	5,163
Expiring 05/15/14	Bank of America	EUR	109	150,476	150,350	(126)
Expiring 05/15/14	Barclays Capital Group	EUR	338	461,568	465,407	3,839
Expiring 05/15/14	Barclays Capital Group	EUR	325	447,042	447,125	83
Expiring 05/15/14	Barclays Capital Group	EUR	218	294,816	300,141	5,325
Expiring 05/15/14	Hong Kong & Shanghai Bank	EUR	218	294,491	300,142	5,651
Expiring 05/15/14	Hong Kong & Shanghai Bank	EUR	134	180,462	183,936	3,474
Expiring 05/15/14	Hong Kong & Shanghai Bank	EUR	52	71,839	71,793	(46)
Expiring 05/15/14	Hong Kong & Shanghai Bank	EUR	30	40,393	41,081	688
Expiring 05/15/14	State Street Bank	EUR	218	294,338	300,141	5,803
Expiring 07/17/14	Bank of America	EUR	1,042	1,444,459	1,435,472	(8,987)
Expiring 07/17/14	Bank of America	EUR	624	866,288	859,971	(6,317)
Expiring 07/17/14	Bank of America	EUR	556	773,997	766,388	(7,609)
Expiring 07/17/14	Bank of America	EUR	541	750,955	744,863	(6,092)
Expiring 07/17/14	Bank of America	EUR	101	141,259	139,692	(1,567)
Expiring 07/17/14	Barclays Capital Group	EUR	475	660,512	654,047	(6,465)
Expiring 07/17/14	Barclays Capital Group	EUR	303	421,726	417,661	(4,065)
Expiring 07/17/14	Hong Kong & Shanghai Bank	EUR	124	173,056	171,338	(1,718)
South Korean Won,
Expiring 08/12/14	Bank of America	KRW	220,889	202,837	206,154	3,317
Expiring 08/12/14	Bank of America	KRW	190,161	176,271	177,476	1,205
Expiring 08/12/14	Bank of America	KRW	95,098	88,135	88,754	619
Expiring 08/12/14	Credit Suisse First Boston Corp.	KRW	248,880	230,765	232,278	1,513
Expiring 08/12/14	Credit Suisse First Boston Corp.	KRW	95,072	88,135	88,729	594
Expiring 08/12/14	Hong Kong & Shanghai Bank	KRW	275,259	255,473	256,897	1,424
Expiring 08/12/14	Hong Kong & Shanghai Bank	KRW	260,154	241,442	242,800	1,358
Expiring 08/12/14	Hong Kong & Shanghai Bank	KRW	75,028	69,470	70,023	553

				$32,291,536	$32,494,354	$202,818

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
British Pound,
Expiring 04/22/14	Bank of America	GBP	10,476	$16,907,400	$17,461,300	$(553,900)
Expiring 05/21/14	Barclays Capital Group	GBP	14,442	23,216,442	24,067,857	(851,415)
Expiring 05/21/14	Hong Kong & Shanghai Bank	GBP	10,196	16,395,271	16,991,776	(596,505)
Expiring 07/21/14	Bank of America	GBP	5,183	8,456,353	8,633,757	(177,404)
Expiring 07/21/14	Barclays Capital Group	GBP	8,639	14,089,603	14,389,596	(299,993)

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2014 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
British Pound (cont’d.),
Expiring 07/21/14	Hong Kong & Shanghai Bank	GBP	1,386	$2,274,861	$2,309,139	$(34,278)
Expiring 08/19/14	Bank of America	GBP	5,123	8,558,103	8,531,203	26,900
Expiring 08/19/14	Bank of America	GBP	238	396,722	395,669	1,053
Expiring 08/19/14	Bank of America	GBP	115	190,684	190,639	45
Expiring 08/19/14	Barclays Capital Group	GBP	10,528	17,582,282	17,533,313	48,969
Expiring 08/19/14	Barclays Capital Group	GBP	495	825,690	824,308	1,382
Expiring 08/19/14	Barclays Capital Group	GBP	479	795,970	797,368	(1,398)
Expiring 08/19/14	Barclays Capital Group	GBP	375	627,492	625,192	2,300
Expiring 08/19/14	Barclays Capital Group	GBP	281	469,246	467,610	1,636
Expiring 08/19/14	Credit Suisse First Boston Corp.	GBP	115	190,702	190,639	63
Expiring 08/19/14	Hong Kong & Shanghai Bank	GBP	7,896	13,189,868	13,149,985	39,883
Expiring 08/19/14	State Street Bank	GBP	123	204,489	204,453	36
Euro,
Expiring 04/16/14	Bank of America	EUR	18,292	24,861,365	25,199,435	(338,070)
Expiring 04/16/14	Barclays Capital Group	EUR	20,131	27,371,503	27,731,874	(360,371)
Expiring 04/16/14	Credit Suisse First Boston Corp.	EUR	224	305,153	307,829	(2,676)
Expiring 04/16/14	Credit Suisse First Boston Corp.	EUR	170	232,891	233,437	(546)
Expiring 04/16/14	Hong Kong & Shanghai Bank	EUR	170	233,095	233,437	(342)
Expiring 04/16/14	Hong Kong & Shanghai Bank	EUR	166	226,143	228,879	(2,736)
Expiring 04/16/14	Hong Kong & Shanghai Bank	EUR	67	91,238	91,815	(577)
Expiring 04/16/14	State Street Bank	EUR	90	122,793	123,702	(909)
Expiring 04/16/14	State Street Bank	EUR	67	91,306	91,815	(509)
Expiring 05/15/14	Bank of America	EUR	471	641,889	648,331	(6,442)
Expiring 05/15/14	Bank of America	EUR	274	372,721	377,578	(4,857)
Expiring 05/15/14	Bank of America	EUR	252	346,919	346,608	311
Expiring 05/15/14	Bank of America	EUR	186	254,325	256,126	(1,801)
Expiring 05/15/14	Bank of America	EUR	151	205,694	208,119	(2,425)
Expiring 05/15/14	Bank of America	EUR	151	206,134	207,884	(1,750)
Expiring 05/15/14	Bank of America	EUR	130	178,222	179,079	(857)
Expiring 05/15/14	Bank of America	EUR	130	179,529	178,435	1,094
Expiring 05/15/14	Bank of America	EUR	105	143,823	144,715	(892)
Expiring 05/15/14	Bank of America	EUR	76	104,203	105,041	(838)
Expiring 05/15/14	Barclays Capital Group	EUR	1,299	1,764,363	1,790,012	(25,649)
Expiring 05/15/14	Barclays Capital Group	EUR	260	356,182	358,159	(1,977)
Expiring 05/15/14	Barclays Capital Group	EUR	186	254,418	256,126	(1,708)
Expiring 05/15/14	Barclays Capital Group	EUR	161	219,564	222,356	(2,792)
Expiring 05/15/14	Barclays Capital Group	EUR	126	173,363	173,303	60
Expiring 05/15/14	Barclays Capital Group	EUR	76	102,939	104,059	(1,120)
Expiring 05/15/14	Barclays Capital Group	EUR	75	103,050	103,851	(801)
Expiring 05/15/14	Hong Kong & Shanghai Bank	EUR	422	571,578	580,732	(9,154)
Expiring 05/15/14	Hong Kong & Shanghai Bank	EUR	202	275,271	277,634	(2,363)
Expiring 05/15/14	Hong Kong & Shanghai Bank	EUR	186	254,325	256,127	(1,802)
Expiring 05/15/14	Hong Kong & Shanghai Bank	EUR	150	205,183	206,682	(1,499)
Expiring 05/15/14	Hong Kong & Shanghai Bank	EUR	137	186,656	188,790	(2,134)
Expiring 05/15/14	Hong Kong & Shanghai Bank	EUR	130	178,157	179,080	(923)
Expiring 05/15/14	Hong Kong & Shanghai Bank	EUR	130	179,508	178,435	1,073
Expiring 05/15/14	Hong Kong & Shanghai Bank	EUR	126	173,657	173,305	352
Expiring 05/15/14	Hong Kong & Shanghai Bank	EUR	80	109,369	110,039	(670)
Expiring 05/15/14	Hong Kong & Shanghai Bank	EUR	76	103,106	103,983	(877)
Expiring 05/15/14	State Street Bank	EUR	471	641,542	648,330	(6,788)
Expiring 05/15/14	State Street Bank	EUR	186	254,416	256,127	(1,711)
Expiring 05/15/14	State Street Bank	EUR	151	205,920	208,119	(2,199)
Expiring 05/15/14	State Street Bank	EUR	130	178,160	179,080	(920)
Expiring 05/15/14	State Street Bank	EUR	76	102,993	103,983	(990)
Expiring 07/17/14	Bank of America	EUR	1,406	1,911,113	1,936,073	(24,960)
Expiring 07/17/14	Bank of America	EUR	221	301,623	304,681	(3,058)
Expiring 07/17/14	Bank of America	EUR	92	124,391	126,138	(1,747)
Expiring 07/17/14	Bank of America	EUR	82	112,128	112,735	(607)

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2014 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Euro (cont’d.),
Expiring 07/17/14	Barclays Capital Group	EUR	94	$128,118	$129,960	$(1,842)
Expiring 07/17/14	Hong Kong & Shanghai Bank	EUR	676	918,490	931,359	(12,869)
Expiring 07/17/14	Hong Kong & Shanghai Bank	EUR	328	447,066	451,257	(4,191)
Expiring 07/17/14	Hong Kong & Shanghai Bank	EUR	78	106,401	106,884	(483)
Expiring 07/17/14	State Street Bank	EUR	78	106,232	106,884	(652)
South Korean Won,
Expiring 08/12/14	Bank of America	KRW	1,011,597	938,253	944,115	(5,862)
Expiring 08/12/14	Bank of America	KRW	1,007,168	938,253	939,982	(1,729)
Expiring 08/12/14	Bank of America	KRW	900,474	830,695	840,405	(9,710)
Expiring 08/12/14	Bank of America	KRW	554,543	515,974	517,551	(1,577)
Expiring 08/12/14	Bank of America	KRW	436,996	408,446	407,845	601
Expiring 08/12/14	Bank of America	KRW	383,931	359,015	358,320	695
Expiring 08/12/14	Credit Suisse First Boston Corp.	KRW	3,821,127	3,544,513	3,566,229	(21,716)
Expiring 08/12/14	Credit Suisse First Boston Corp.	KRW	1,639,394	1,531,672	1,530,034	1,638
Expiring 08/12/14	Credit Suisse First Boston Corp.	KRW	1,119,993	1,042,504	1,045,281	(2,777)
Expiring 08/12/14	Credit Suisse First Boston Corp.	KRW	1,118,534	1,042,504	1,043,919	(1,415)
Expiring 08/12/14	Credit Suisse First Boston Corp.	KRW	559,955	521,252	522,602	(1,350)
Expiring 08/12/14	Credit Suisse First Boston Corp.	KRW	450,237	415,348	420,203	(4,855)
Expiring 08/12/14	Credit Suisse First Boston Corp.	KRW	218,352	202,741	203,786	(1,045)
Expiring 08/12/14	Credit Suisse First Boston Corp.	KRW	134,640	124,666	125,658	(992)
Expiring 08/12/14	Credit Suisse First Boston Corp.	KRW	119,538	110,478	111,563	(1,085)
Expiring 08/12/14	Hong Kong & Shanghai Bank	KRW	2,189,846	2,046,260	2,043,767	2,493
Expiring 08/12/14	Hong Kong & Shanghai Bank	KRW	2,126,597	1,981,086	1,984,737	(3,651)
Expiring 08/12/14	Hong Kong & Shanghai Bank	KRW	1,523,768	1,414,078	1,422,121	(8,043)
Expiring 08/12/14	Hong Kong & Shanghai Bank	KRW	832,558	775,085	777,020	(1,935)
Expiring 08/12/14	Hong Kong & Shanghai Bank	KRW	405,037	373,478	378,018	(4,540)
Expiring 08/12/14	Hong Kong & Shanghai Bank	KRW	394,872	364,223	368,531	(4,308)
Expiring 08/12/14	Hong Kong & Shanghai Bank	KRW	305,763	284,060	285,366	(1,306)
Expiring 08/12/14	Hong Kong & Shanghai Bank	KRW	290,796	270,064	271,398	(1,334)
Expiring 08/12/14	Hong Kong & Shanghai Bank	KRW	193,292	180,310	180,398	(88)
Expiring 08/12/14	Hong Kong & Shanghai Bank	KRW	191,848	178,463	179,050	(587)
Expiring 08/12/14	Hong Kong & Shanghai Bank	KRW	106,647	99,688	99,532	156
Swiss Franc,
Expiring 08/12/14	Bank of America	CHF	338	387,405	382,443	4,962
Expiring 08/12/14	Bank of America	CHF	208	237,346	235,785	1,561
Expiring 08/12/14	Bank of America	CHF	204	232,916	231,259	1,657
Expiring 08/12/14	Bank of America	CHF	204	230,409	230,602	(193)
Expiring 08/12/14	Bank of America	CHF	147	168,303	166,703	1,600
Expiring 08/12/14	Bank of America	CHF	68	76,902	76,896	6
Expiring 08/12/14	Bank of America	CHF	38	42,683	42,685	(2)
Expiring 08/12/14	Barclays Capital Group	CHF	258	295,986	291,730	4,256
Expiring 08/12/14	Barclays Capital Group	CHF	75	85,346	84,473	873
Expiring 08/12/14	Hong Kong & Shanghai Bank	CHF	22	25,338	25,148	190
Expiring 08/12/14	State Street Bank	CHF	112	126,162	126,387	(225)
Expiring 08/12/14	State Street Bank	CHF	65	74,135	73,952	183
Expiring 08/12/14	State Street Bank	CHF	59	66,971	66,930	41
Expiring 08/12/14	State Street Bank	CHF	46	52,419	51,868	551

				$213,884,836	$217,176,518	$(3,291,682)

Credit default swap agreements outstanding at March 31, 2014:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(2)	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation
Exchange-traded credit default swaps on credit indices – Sell Protection(1):
CDX.NA.HY.22	06/20/19	5.000%	60,000	$4,237,500	$4,562,831	$325,331

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(2)	Value at Trade Date	Value at March 31, 2014(3)	Unrealized Appreciation
Exchange-traded credit default swaps on credit indices – Sell Protection(1) (cont’d.)
CDX.NA.IG.22	06/20/19	1.000%	20,000	$271,718	$313,087	$41,369

				$4,509,218	$4,875,918	$366,700

The Portfolio entered into credit default swap agreements on credit indices as the protection seller to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,594,530,392	$1,310,861,529	$98,125
Preferred Stocks	52,603,319	—	99,575,028
Warrants	5,369,262	—	—
Bank Loans	—	117,664,431	—
Convertible Bond	—	12,112,189	—
Corporate Bonds	—	494,437,543	—
Municipal Bond	—	4,745,451	—
Affiliated Money Market Mutual Fund	589,860,019	—	—
U.S. Government Agency Obligations	—	91,250,000	—
U.S. Treasury Obligations	—	509,966,847	—
Other Financial Instruments*
Futures	6,348,518	—	—
Forward Foreign Currency Contracts	—	(3,088,864)	—
Credit Default Swaps	—	366,700	—

Total	$3,248,711,510	$2,538,315,826	$99,673,153

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Preferred Stocks
Balance as of 12/31/2013	$74,575	$112,477,645
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)**	23,550	3,599,283
Purchases	—	4,776,000
Sales	—	(21,277,900)
Accrued discount/premium	—	—
Transfers into Level 3	—	—

Balance as of 03/31/2014	$98,125	$99,575,028

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

**	Of which, $3,622,833 was included in Net Assets relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board of Trustees, which contain unobservable inputs. Such methodologies include using prices provided by a single broker/dealer and the cost of the investment.

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2014 categorized by risk exposure:

Derivative Fair Value
at 3/31/14
Credit contracts	$366,700
Equity contracts	11,591,162
Foreign exchange contracts	(2,962,246)

Total	$8,995,616

AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 100.5%
AFFILIATED MUTUAL FUNDS*
AST Franklin Templeton Founding Funds Allocation Portfolio	34,950,956	$486,167,801
AST Templeton Global Bond Portfolio	14,908,550	162,055,933

TOTAL LONG-TERM INVESTMENTS (cost $605,545,466)(w)		648,223,734

	Shares	Value
SHORT-TERM INVESTMENT
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $79,475)(w)	79,475	$79,475

TOTAL INVESTMENTS — 100.5% (cost $605,624,941)		648,303,209
Liabilities in excess of other assets — (0.5)%		(3,060,150)

NET ASSETS — 100.0%		$645,243,059

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$648,303,209	$—	$—

AST GLOBAL REAL ESTATE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.4%
COMMON STOCKS — 99.4%
Australia — 5.9%
Australand Property Group, REIT	209,600	$821,481
CFS Retail Property Trust Group, REIT	1,062,000	1,863,358
Charter Hall Office, REIT (Escrow Shares)*	230,500	—
Charter Hall Retail, REIT	252,466	839,014
Dexus Property Group, REIT	3,660,429	3,609,678
Federation Centres Ltd., REIT	703,500	1,542,099
Goodman Group, REIT	837,060	3,681,535
GPT Group, REIT	1,049,020	3,565,408
Investa Office Fund, REIT	691,153	2,081,688
Mirvac Group, REIT	2,016,264	3,186,278
Stockland, REIT	984,089	3,428,047
Westfield Group, REIT	1,255,629	11,960,209

		36,578,795

Austria — 0.5%
CA Immobilien Anlagen AG*	155,541	2,812,369

Brazil — 0.4%
BR Malls Participacoes SA	132,300	1,136,416
Multiplan Empreendimentos Imobiliarios SA	69,713	1,486,432

		2,622,848

Canada — 1.4%
Boardwalk Real Estate Investment Trust, REIT	60,265	3,305,717
Brookfield Canada Office Properties, REIT	45,274	1,144,648
Canadian Apartment Properties, REIT	20,310	391,686
Chartwell Retirement Residences, REIT	129,754	1,221,835
RioCan Real Estate Investment Trust, REIT	107,082	2,579,461

		8,643,347

Finland — 0.3%
Sponda Oyj	391,189	1,854,088

France — 4.6%
Fonciere des Regions, REIT	52,946	4,903,296
ICADE, REIT	34,825	3,443,034
Klepierre, REIT	94,499	4,227,484
Unibail-Rodamco SE, REIT	60,063	15,588,119

		28,161,933

Germany — 1.9%
Alstria Office REIT AG, REIT*	213,933	2,867,687
Deutsche Wohnen AG*	128,028	2,673,901
GAGFAH SA*	154,655	2,350,285
LEG Immobilien AG*	39,656	2,600,574
Prime Office AG, REIT*	363,857	1,450,676

		11,943,123

Hong Kong — 9.2%
Cheung Kong Holdings Ltd.	584,000	9,710,574
Hang Lung Properties Ltd.	963,000	2,778,287
Henderson Land Development Co. Ltd.	1,371,000	8,022,956
Hongkong Land Holdings Ltd.	594,000	3,843,180
Hysan Development Co. Ltd.	338,000	1,474,934
Kerry Properties Ltd.	222,000	740,348
Link REIT (The), REIT	458,000	2,258,447
Sino Land Co. Ltd.	3,108,400	4,581,562
Sun Hung Kai Properties Ltd.	1,750,000	21,488,922
Swire Properties Ltd.	155,200	443,012
Wharf Holdings Ltd. (The)	92,000	590,059

	Shares	Value
COMMON STOCKS (Continued)
Hong Kong (cont’d.)
Wheelock & Co. Ltd.	123,000	$482,055

		56,414,336

Japan — 15.2%
Activia Properties, Inc., REIT	186	1,495,986
AEON Mall Co. Ltd.	185,410	4,750,112
AEON REIT Investment Corp.	820	978,772
Daiwa House Industry Co. Ltd.	347,000	5,891,447
Daiwa House REIT Investment Corp., REIT	266	1,066,494
GLP J-REIT, REIT	1,031	1,036,396
Hulic Co. Ltd.	212,000	2,910,101
Hulic REIT, Inc., REIT*	620	846,970
Industrial & Infrastructure Fund Investment Corp., REIT	43	353,870
Japan Excellent, Inc., REIT	175	223,261
Japan Logistics Fund, Inc., REIT	295	663,149
Japan Real Estate Investment Corp., REIT	228	1,147,331
Japan Retail Fund Investment Corp., REIT	976	1,923,458
Mitsubishi Estate Co. Ltd.	950,000	22,558,376
Mitsui Fudosan Co. Ltd.	752,000	22,942,183
Nippon Building Fund, Inc., REIT	378	1,977,997
Nippon Prologis, Inc., REIT	1,403	2,832,051
Nomura Real Estate Holdings, Inc.	60,500	1,158,414
NTT Urban Development Corp.	184,300	1,734,680
Sumitomo Realty & Development Co. Ltd.	284,000	11,115,421
Tokyo Tatemono Co. Ltd.	219,000	1,876,470
Tokyu Fudosan Holdings Corp.	241,100	1,797,866
United Urban Investment Corp., REIT	1,374	2,021,808

		93,302,613

Netherlands — 1.0%
Corio NV, REIT	30,747	1,404,569
Eurocommercial Properties NV, REIT	63,327	2,781,246
Wereldhave NV, REIT	26,443	2,249,817

		6,435,632

Norway — 0.2%
Norwegian Property ASA, REIT	887,468	1,074,542

Singapore — 4.3%
Ascendas Real Estate Investment Trust, REIT	1,837,000	3,306,596
Cache Logistics Trust, REIT	902,000	814,684
CapitaLand Ltd.	1,753,000	4,037,515
CapitaMall Trust, REIT	1,537,000	2,312,613
CapitaMalls Asia Ltd.	1,151,000	1,640,968
Keppel, REIT	4,480,250	4,067,062
Mapletree Commercial Trust, REIT	3,507,000	3,409,136
Mapletree Industrial Trust, REIT	2,581,280	2,806,156
Suntec Real Estate Investment Trust, REIT	.3,238,000	4,280,400

		26,675,130

Sweden — 0.7%
Fabege AB	155,196	2,024,249
Hufvudstaden AB (Class A Stock)	159,017	2,243,231

		4,267,480

Switzerland — 0.4%
PSP Swiss Property AG*	24,426	2,295,747

United Kingdom — 5.4%
Atrium European Real Estate Ltd.*	325,959	1,838,900
Big Yellow Group PLC, REIT	184,638	1,682,393

AST GLOBAL REAL ESTATE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
British Land Co. PLC, REIT	716,946	$7,822,763
Great Portland Estates PLC, REIT	262,136	2,759,670
Hammerson PLC, REIT	791,093	7,313,400
Land Securities Group PLC, REIT	505,717	8,618,895
Segro PLC, REIT	597,247	3,308,879

		33,344,900

United States — 48.0%
Alexandria Real Estate Equities, Inc., REIT	61,031	4,428,409
American Campus Communities, Inc., REIT	94,151	3,516,540
AvalonBay Communities, Inc., REIT	87,711	11,518,209
Boston Properties, Inc., REIT	91,872	10,522,100
Camden Property Trust, REIT	97,233	6,547,670
CBL & Associates Properties, Inc., REIT	132,800	2,357,200
Cedar Realty Trust, Inc., REIT	181,359	1,108,103
Chesapeake Lodging Trust, REIT	149,316	3,841,901
Corporate Office Properties Trust, REIT(a)	127,600	3,399,264
CubeSmart, REIT	152,138	2,610,688
DDR Corp., REIT	249,400	4,110,112
Digital Realty Trust, Inc., REIT(a)	55,758	2,959,635
Douglas Emmett, Inc., REIT	143,251	3,887,832
Duke Realty Corp., REIT	330,538	5,579,481
Empire State Realty Trust, Inc. (Class A Stock), REIT(a)	428,901	6,480,694
Equity Residential, REIT	47,519	2,755,627
Essex Property Trust, Inc., REIT(a)	31,713	5,392,796
Excel Trust, Inc., REIT	195,229	2,475,504
Extra Space Storage, Inc., REIT	57,700	2,799,027
First Potomac Realty Trust, REIT	262,114	3,386,513
Forest City Enterprises, Inc. (Class A Stock)*	185,652	3,545,953
General Growth Properties, Inc., REIT(a)	436,538	9,603,836
Glimcher Realty Trust, REIT	387,506	3,886,685
Health Care, Inc., REIT	91,673	5,463,711
Healthcare Realty Trust, Inc., REIT	129,257	3,121,557
Healthcare Trust of America, Inc	194,156	2,211,437
Hilton Worldwide Holdings, Inc.*	165,598	3,682,900
Home Properties, Inc., REIT	56,419	3,391,910
Host Hotels & Resorts, Inc., REIT(a)	537,500	10,879,000
Hudson Pacific Properties, Inc., REIT	251,260	5,796,568
Kilroy Realty Corp., REIT	21,764	1,274,935
Kimco Realty Corp., REIT	255,241	5,584,673
Kite Realty Group Trust, REIT	344,035	2,064,210
LTC Properties, Inc., REIT	31,281	1,177,104
Macerich Co. (The), REIT	108,676	6,773,775
Mack-Cali Realty Corp., REIT	164,354	3,416,920
National Health Investors, Inc., REIT	49,574	2,997,244
Pebblebrook Hotel Trust, REIT	72,832	2,459,537
Physicians Realty Trust, REIT	186,694	2,598,780
Post Properties, Inc., REIT	136,299	6,692,281
ProLogis, Inc., REIT	342,341	13,977,783
PS Business Parks, Inc., REIT	29,740	2,486,859

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Public Storage, REIT	85,930	$14,478,346
Regency Centers Corp., REIT	115,767	5,911,063
Simon Property Group, Inc., REIT	185,484	30,419,376
SL Green Realty Corp., REIT	33,456	3,366,343
Sovran Self Storage, Inc., REIT	42,191	3,098,929
Spirit Realty Capital, Inc., REIT	329,413	3,616,955
STAG Industrial, Inc., REIT	148,378	3,575,910
Starwood Hotels & Resorts Worldwide, Inc.	35,615	2,834,954
Strategic Hotels & Resorts, Inc., REIT*	441,415	4,498,019
UDR, Inc., REIT	305,770	7,898,039
Ventas, Inc., REIT	213,377	12,924,245
Vornado Realty Trust, REIT	106,474	10,494,077

		295,881,219

TOTAL COMMON STOCKS (cost $551,968,373)		612,308,102

PREFERRED STOCK
Sweden
Klovern AB, (PRFC) (cost $175,341)	9,225	218,856

TOTAL LONG-TERM INVESTMENTS (cost $552,143,714)		612,526,958

SHORT-TERM INVESTMENT — 4.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $28,308,908; includes $27,267,422 of cash collateral for securities on loan)(b)(w)	28,308,908	28,308,908

TOTAL INVESTMENTS — 104.0% (cost $580,452,622)		640,835,866
Liabilities in excess of other assets — (4.0)%		(24,840,788)

NET ASSETS — 100.0%		$615,995,078

The following abbreviations are used in the Portfolio descriptions:
PRFC	Preference Shares

REIT	Real Estate Investment Trust

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $26,804,692; cash collateral of $27,267,422 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

AST GLOBAL REAL ESTATE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$—	$36,578,795	$—
Austria	—	2,812,369	—
Brazil	2,622,848	—	—
Canada	8,643,347	—	—
Finland	—	1,854,088	—
France	—	28,161,933	—
Germany	6,992,264	4,950,859	—
Hong Kong	3,843,180	52,571,156	—
Japan	1,825,742	91,476,871	—
Netherlands	—	6,435,632	—
Norway	1,074,542	—	—
Singapore	—	26,675,130	—
Sweden	—	4,267,480	—
Switzerland	—	2,295,747	—
United Kingdom	1,838,900	31,506,000	—
United States	295,881,219	—	—
Preferred Stock — Sweden	—	218,856	—
Affiliated Money Market Mutual Fund	28,308,908	—	—

Total	$351,030,950	$289,804,916	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2014 were as follows:

Retail REIT’s	22.0%
Diversified Real Estate Activities	17.1
Diversified REIT’s	13.5
Office REIT’s	9.0
Residential REIT’s	8.3
Real Estate Operating Companies	7.5
Industrial REIT’s	5.9
Health Care REIT’s	5.2

Affiliated Money Market Mutual Fund (4.4% represents investments purchased with collateral from securities on loan)	4.6%
Specialized REIT’s	4.0
Hotel & Resort REIT’s	3.5
Real Estate Development	2.3
Hotels, Resorts & Cruise Lines	1.1

104.0
Liabilities in excess of other assets	(4.0)

100.0%

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 98.9%
COMMON STOCKS
Aerospace & Defense — 2.4%
Boeing Co. (The)	228,325	$28,652,504
Textron, Inc.	319,720	12,561,799

		41,214,303

Air Freight & Logistics — 1.0%
C.H. Robinson Worldwide, Inc.	314,910	16,498,135

Banks — 11.0%
Bank of America Corp.	3,393,970	58,376,284
Citigroup, Inc.	1,001,384	47,665,878
Comerica, Inc.	176,375	9,136,225
JPMorgan Chase & Co.	898,684	54,559,106
SunTrust Banks, Inc.	428,561	17,052,442

		186,789,935

Beverages — 0.8%
Anheuser-Busch InBev NV
(Belgium), ADR(a)	123,676	13,023,083

Biotechnology — 0.7%
Vertex Pharmaceuticals, Inc.*	174,023	12,306,907

Capital Markets — 3.0%
Ameriprise Financial, Inc.	153,820	16,930,967
Franklin Resources, Inc.	313,158	16,966,900
Morgan Stanley	519,826	16,202,976

		50,100,843

Chemicals — 2.2%
Dow Chemical Co. (The)	223,729	10,870,992
Eastman Chemical Co.	302,082	26,042,489

		36,913,481

Commercial Services & Supplies — 1.1%
Waste Management, Inc.	445,855	18,757,120

Communications Equipment — 0.5%
Cisco Systems, Inc.	377,636	8,462,823

Consumer Finance — 3.5%
Capital One Financial Corp.	380,008	29,321,417
SLM Corp.	1,202,773	29,443,883

		58,765,300

Diversified Telecommunication Services — 1.9%
Verizon Communications, Inc.	664,668	31,618,257

Electric Utilities — 2.0%
FirstEnergy Corp.(a)	510,205	17,362,276
NextEra Energy, Inc.	175,413	16,772,991

		34,135,267

Energy Equipment & Services — 1.3%
Halliburton Co.	375,305	22,101,712

Food & Staples Retailing — 2.0%
Kroger Co. (The)	788,558	34,420,557

Food Products — 0.9%
ConAgra Foods, Inc.	477,603	14,820,021

Health Care Equipment & Supplies — 3.8%
C.R. Bard, Inc.	58,684	8,684,058
Covidien PLC	312,237	22,999,377
Medtronic, Inc.	529,660	32,595,276

		64,278,711

Shares		Value
COMMON STOCKS (Continued)
Health Care Providers & Services — 2.0%
UnitedHealth Group, Inc.	409,832	$33,602,126

Hotels, Restaurants & Leisure — 1.4%
MGM Resorts International*	366,967	9,489,767
Starwood Hotels & Resorts Worldwide, Inc.	173,681	13,825,008

		23,314,775

Household Durables — 0.7%
Toll Brothers, Inc.*(a)	340,244	12,214,760

Household Products — 0.8%
Procter & Gamble Co. (The)	158,524	12,777,034

Industrial Conglomerates — 4.8%
General Electric Co.	3,162,678	81,881,733

Insurance — 7.8%
American International Group, Inc.	971,454	48,582,415
Hartford Financial Services Group, Inc. (The)	622,979	21,972,469
Lincoln National Corp.	755,490	38,280,678
MetLife, Inc.	215,605	11,383,944
Travelers Cos., Inc. (The)	131,479	11,188,863

		131,408,369

Internet & Catalog Retail — 0.8%
Expedia, Inc.	186,102	13,492,395

Internet Software & Services — 1.2%
eBay, Inc.*	376,801	20,814,487

Machinery — 1.0%
Caterpillar, Inc.	177,765	17,664,508

Media — 4.3%
CBS Corp. (Class B Stock)	326,105	20,153,289
Liberty Global PLC (United Kingdom) (Class C Stock)*	843,185	34,326,061
Viacom, Inc. (Class B Stock)	213,788	18,169,842

		72,649,192

Multi-Utilities — 1.3%
PG&E Corp	490,002	21,168,086

Oil, Gas & Consumable Fuels — 12.0%
Apache Corp.	430,922	35,744,980
Devon Energy Corp.	821,161	54,960,306
Exxon Mobil Corp.	872,363	85,212,418
Southwestern Energy Co.*	594,545	27,355,015

		203,272,719

Personal Products — 1.0%
Estee Lauder Cos., Inc. (The) (Class A Stock)	259,004	17,322,188

Pharmaceuticals — 7.4%
Eli Lilly & Co.	359,164	21,140,393
Merck & Co., Inc.	768,569	43,631,662
Mylan, Inc.*	286,673	13,998,243
Pfizer, Inc.	1,430,788	45,956,911

		124,727,209

Real Estate Investment Trusts (REITs) — 1.2%
AvalonBay Communities, Inc.	152,751	20,059,261

Semiconductors & Semiconductor Equipment — 3.1%
Altera Corp.	641,899	23,262,420
Intel Corp.	1,145,687	29,570,182

		52,832,602

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Software — 2.9%
Adobe Systems, Inc.*	219,774	$14,447,943
Microsoft Corp.	609,083	24,966,312
Oracle Corp.	236,022	9,655,660

		49,069,915

Specialty Retail — 2.8%
Gap, Inc. (The)	628,858	25,192,052
L Brands, Inc.	399,035	22,653,217

		47,845,269

Technology Hardware, Storage & Peripherals — 4.3%
Apple, Inc.	60,074	32,244,119
EMC Corp.	1,498,442	41,072,295

		73,316,414

TOTAL LONG-TERM INVESTMENTS (cost $1,448,564,301)		1,673,639,497

SHORT-TERM INVESTMENT — 1.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $31,129,037; includes $15,441,836 of cash collateral for securities on loan)(b)(w)	31,129,037	31,129,037

Value
TOTAL INVESTMENTS — 100.8% (cost $1,479,693,338)	$1,704,768,534
Liabilities in excess of other assets — (0.8)%	(12,780,390)

NET ASSETS — 100.0%	$1,691,988,144

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $15,021,738; cash collateral of $15,441,836 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$41,214,303	$—	$—
Air Freight & Logistics	16,498,135	—	—
Banks	186,789,935	—	—
Beverages	13,023,083	—	—
Biotechnology	12,306,907	—	—
Capital Markets	50,100,843	—	—
Chemicals	36,913,481	—	—
Commercial Services & Supplies	18,757,120	—	—
Communications Equipment	8,462,823	—	—
Consumer Finance	58,765,300	—	—
Diversified Telecommunication Services	31,618,257	—	—
Electric Utilities	34,135,267	—	—
Energy Equipment & Services	22,101,712	—	—
Food & Staples Retailing	34,420,557	—	—
Food Products	14,820,021	—	—
Health Care Equipment & Supplies	64,278,711	—	—
Health Care Providers & Services	33,602,126	—	—
Hotels, Restaurants & Leisure	23,314,775	—	—
Household Durables	12,214,760	—	—
Household Products	12,777,034	—	—
Industrial Conglomerates	81,881,733	—	—
Insurance	131,408,369	—	—

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Level 1	Level 2	Level 3
Internet & Catalog Retail	$13,492,395	$—	$—
Internet Software & Services	20,814,487	—	—
Machinery	17,664,508	—	—
Media	72,649,192	—	—
Multi-Utilities	21,168,086	—	—
Oil, Gas & Consumable Fuels	203,272,719	—	—
Personal Products	17,322,188	—	—
Pharmaceuticals	124,727,209	—	—
Real Estate Investment Trusts (REITs)	20,059,261	—	—
Semiconductors & Semiconductor Equipment	52,832,602	—	—
Software	49,069,915	—	—
Specialty Retail	47,845,269	—	—
Technology Hardware, Storage & Peripherals	73,316,414	—	—
Affiliated Money Market Mutual Fund	31,129,037	—	—

Total	$1,704,768,534	$—	$—

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.2%
COMMON STOCKS
Banks — 1.3%
First Republic Bank	158,218	$8,542,190

Biotechnology — 4.1%
BioMarin Pharmaceutical, Inc.*	28,553	1,947,600
Cepheid, Inc.*(a)	110,584	5,703,923
Incyte Corp. Ltd.*(a)	45,232	2,420,817
Medivation, Inc.*(a)	49,437	3,182,260
Pharmacyclics, Inc.*	36,979	3,706,035
Regeneron Pharmaceuticals, Inc.*	12,329	3,702,152
Vertex Pharmaceuticals, Inc.*	82,840	5,858,445

		26,521,232

Capital Markets — 1.7%
T. Rowe Price Group, Inc.	132,316	10,896,223

Chemicals — 5.2%
Airgas, Inc.	93,878	9,998,946
Ecolab, Inc.	43,536	4,701,453
International Flavors & Fragrances, Inc.	97,840	9,360,353
Sherwin-Williams Co. (The)	48,812	9,622,310

		33,683,062

Commercial Services & Supplies — 1.3%
Healthcare Services Group, Inc.	107,876	3,134,877
Waste Connections, Inc.	112,280	4,924,601

		8,059,478

Construction & Engineering — 1.0%
Quanta Services, Inc.*	177,716	6,557,720

Consumer Finance — 1.8%
SLM Corp	468,671	11,473,066

Diversified Financial Services — 2.6%
IntercontinentalExchange Group, Inc.	53,030	10,490,925
MSCI, Inc.*	151,737	6,527,726

		17,018,651

Diversified Telecommunication Services — 1.3%
tw telecom, Inc.*	262,941	8,219,536

Electrical Equipment — 5.3%
AMETEK, Inc.	125,103	6,441,553
Hubbell, Inc. (Class B Stock)	85,133	10,204,893
Roper Industries, Inc.	25,895	3,457,241
Sensata Technologies Holding NV*	327,661	13,971,465

		34,075,152

Electronic Equipment, Instruments & Components — 1.5%
Amphenol Corp. (Class A Stock)	107,470	9,849,626

Energy Equipment & Services — 3.3%
Cameron International Corp.*	124,925	7,716,617
Core Laboratories NV	22,417	4,448,429
Dril-Quip, Inc.*	80,196	8,989,972

		21,155,018

Food & Staples Retailing — 1.4%
Whole Foods Market, Inc.(a)	183,461	9,303,307

Food Products — 3.9%
Hain Celestial Group, Inc. (The)*	114,026	10,429,958
Keurig Green Mountain, Inc.	26,285	2,775,433
McCormick & Co., Inc.	71,331	5,117,286
TreeHouse Foods, Inc.*	92,665	6,670,953

		24,993,630

Shares		Value
COMMON STOCKS (Continued)
Health Care Equipment & Supplies — 3.1%
C.R. Bard, Inc.(a)	83,249	$12,319,187
CareFusion Corp.*	186,096	7,484,781

		19,803,968

Health Care Providers & Services — 1.8%
Henry Schein, Inc.*	66,608	7,950,997
MEDNAX, Inc.*	59,555	3,691,219

		11,642,216

Health Care Technology — 1.0%
HMS Holdings Corp.*	323,391	6,160,599

Hotels, Restaurants & Leisure — 5.6%
Chipotle Mexican Grill, Inc.*	17,796	10,109,018
Marriott International, Inc. (Class A Stock)	105,367	5,902,659
Norwegian Cruise Line Holdings Ltd.*	210,107	6,780,153
Panera Bread Co. (Class A Stock)*	34,394	6,069,509
Tim Hortons, Inc. (Canada)	133,514	7,384,659

		36,245,998

Household Durables — 0.5%
Toll Brothers, Inc.*(a)	83,274	2,989,537

Household Products — 1.3%
Church & Dwight Co., Inc.	117,907	8,143,837

Internet Software & Services — 4.5%
Equinix, Inc.*(a)	75,076	13,877,048
LinkedIn Corp. (Class A Stock)*	50,310	9,304,331
Pandora Media, Inc.*(a)	185,906	5,636,670

		28,818,049

IT Services — 1.5%
FleetCor Technologies, Inc.*	83,151	9,570,680

Life Sciences Tools & Services — 3.4%
Agilent Technologies, Inc.	224,553	12,557,004
Mettler-Toledo International, Inc.*	18,202	4,289,847
PerkinElmer, Inc.	115,641	5,210,783

		22,057,634

Machinery — 3.0%
Graco, Inc.	155,753	11,640,979
Kennametal, Inc.	165,740	7,342,282

		18,983,261

Media — 2.1%
Discovery Communications, Inc. (Class A Stock)*	73,726	6,097,140
Scripps Networks Interactive, Inc. (Class A Stock)	98,490	7,476,376

		13,573,516

Multiline Retail — 2.2%
Dollar General Corp.*	252,355	14,000,655

Oil, Gas & Consumable Fuels — 2.3%
Antero Resources Corp.*(a)	52,597	3,292,572
Pioneer Natural Resources Co.	20,999	3,929,753
Whiting Petroleum Corp.*	105,530	7,322,727

		14,545,052

Pharmaceuticals — 3.9%
Actavis PLC*(a)	35,647	7,337,935
Mylan, Inc.*	182,813	8,926,759
Shire PLC (Ireland), ADR	36,899	5,480,608

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Zoetis, Inc.	109,654	$3,173,387

		24,918,689

Real Estate Management & Development — 2.5%
CBRE Group, Inc. (Class A Stock)*	586,438	16,085,994

Road & Rail — 0.6%
Kansas City Southern	36,013	3,675,487

Semiconductors & Semiconductor Equipment — 4.4%
Altera Corp.	227,251	8,235,576
Linear Technology Corp.(a)	126,490	6,158,798
Xilinx, Inc.	261,885	14,212,499

		28,606,873

Software — 1.1%
Guidewire Software, Inc.*	63,120	3,096,036
ServiceNow, Inc.*	71,033	4,256,297

		7,352,333

Specialty Retail — 7.2%
Dick’s Sporting Goods, Inc.	130,921	7,149,596
Five Below, Inc.*(a)	188,598	8,011,643
L Brands, Inc.	225,219	12,785,683
PetSmart, Inc.(a)	116,067	7,995,856
Restoration Hardware Holdings, Inc.*(a)	70,482	5,186,770
Tiffany & Co.(a)	62,151	5,354,309

		46,483,857

Textiles, Apparel & Luxury Goods — 6.8%
Deckers Outdoor Corp.*(a)	56,395	4,496,373
Kate Spade & Co.*	303,936	11,272,986
PVH Corp.	102,051	12,732,903
Ralph Lauren Corp.	42,810	6,889,413
Under Armour, Inc. (Class A Stock)*	22,050	2,527,812
VF Corp.	89,383	5,531,020

		43,450,507

Thrifts & Mortgage Finance — 0.8%
MGIC Investment Corp.*(a)	594,142	5,062,090

Trading Companies & Distributors — 1.5%
W.W. Grainger, Inc.	38,278	9,671,319

Wireless Telecommunication Services — 2.4%
SBA Communications Corp. (Class A Stock)*(a)	166,436	15,139,019

TOTAL LONG-TERM INVESTMENTS (cost $509,518,159)		637,329,061

	Shares	Value
SHORT-TERM INVESTMENT — 16.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $102,605,540; includes $95,979,496 of cash collateral received for securities on loan)(b)(w)	102,605,540	$102,605,540

TOTAL INVESTMENTS — 115.2%
(cost $612,123,699)		739,934,601
Liabilities in excess of other assets — (15.2)%		(97,724,719)

NET ASSETS — 100.0%		$642,209,882

The following abbreviation is used in the Portfolio descriptions:
ADR	American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $94,581,045; cash collateral of $95,979,496 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 -Prudential Core Taxable Money Market Fund.

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Banks	$8,542,190	$—	$—
Biotechnology	26,521,232	—	—
Capital Markets	10,896,223	—	—
Chemicals	33,683,062	—	—
Commercial Services & Supplies	8,059,478	—	—
Construction & Engineering	6,557,720	—	—
Consumer Finance	11,473,066	—	—
Diversified Financial Services	17,018,651	—	—
Diversified Telecommunication Services	8,219,536	—	—
Electrical Equipment	34,075,152	—	—
Electronic Equipment, Instruments & Components	9,849,626	—	—
Energy Equipment & Services	21,155,018	—	—
Food & Staples Retailing	9,303,307	—	—
Food Products	24,993,630	—	—
Health Care Equipment & Supplies	19,803,968	—	—
Health Care Providers & Services	11,642,216	—	—
Health Care Technology	6,160,599	—	—
Hotels, Restaurants & Leisure	36,245,998	—	—
Household Durables	2,989,537	—	—
Household Products	8,143,837	—	—
Internet Software & Services	28,818,049	—	—
IT Services	9,570,680	—	—
Life Sciences Tools & Services	22,057,634	—	—
Machinery	18,983,261	—	—
Media	13,573,516	—	—
Multiline Retail	14,000,655	—	—
Oil, Gas & Consumable Fuels	14,545,052	—	—
Pharmaceuticals	24,918,689	—	—
Real Estate Management & Development	16,085,994	—	—
Road & Rail	3,675,487	—	—
Semiconductors & Semiconductor Equipment	28,606,873	—	—
Software	7,352,333	—	—
Specialty Retail	46,483,857	—	—
Textiles, Apparel & Luxury Goods	43,450,507	—	—
Thrifts & Mortgage Finance	5,062,090	—	—
Trading Companies & Distributors	9,671,319	—	—
Wireless Telecommunication Services	15,139,019	—	—
Affiliated Money Market Mutual Fund	102,605,540	—	—

Total	$739,934,601	$—	$—

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 72.8%
COMMON STOCKS — 29.7%
Aerospace & Defense — 0.5%
Airbus Group NV (France)	10,736	$768,927
Alliant Techsystems, Inc.	1,318	187,354
Aselsan Elektronik Sanayi Ve Ticaret A/S (Turkey)	3,878	15,602
AviChina Industry & Technology Co. Ltd. (China) (Class H Stock)	60,000	33,494
BAE Systems PLC (United Kingdom)	83,799	582,148
Boeing Co. (The)	10,609	1,331,323
CAE, Inc. (Canada)	8,800	115,821
Chemring Group PLC (United Kingdom)	13,256	57,459
Cobham PLC (United Kingdom)	15,348	76,622
Cubic Corp.	1,189	60,722
DigitalGlobe, Inc.*	1,428	41,426
Ducommun, Inc.*	819	20,524
Elbit Systems Ltd. (Israel)	1,999	121,754
Embraer SA (Brazil), ADR	2,700	95,823
Exelis, Inc.	9,396	178,618
Finmeccanica SpA (Italy)*	13,711	135,405
General Dynamics Corp.(a)	8,847	963,615
Honeywell International, Inc.	12,476	1,157,274
Huntington Ingalls Industries, Inc.	1,690	172,819
L-3 Communications Holdings, Inc.	3,590	424,159
Lockheed Martin Corp.	3,939	643,002
MacDonald Dettwiler & Associates Ltd. (Canada)	6,500	513,415
MTU Aero Engines AG (Germany)	1,114	103,418
Northrop Grumman Corp.	6,449	795,678
Precision Castparts Corp.	2,994	756,763
QinetiQ Group PLC (United Kingdom)	18,006	68,015
Raytheon Co.	8,254	815,413
Rockwell Collins, Inc.(a)	2,462	196,148
Rolls-Royce Holdings PLC (United Kingdom)*	40,945	732,966
Saab AB (Sweden) (Class B Stock)	4,100	125,329
Safran SA (France)	5,659	392,055
Teledyne Technologies, Inc.*	703	68,423
Thales SA (France)	4,476	296,805
Triumph Group, Inc.	2,494	161,062
United Technologies Corp.	16,068	1,877,385
Zodiac Aerospace (France)	6,015	212,518

		14,299,284

Air Freight & Logistics — 0.2%
Bollore SA (France)	277	175,537
bpost SA (Belgium)	61,331	1,373,013
C.H. Robinson Worldwide, Inc.	2,614	136,947
Deutsche Post AG (Germany)	17,692	657,747
Expeditors International of Washington, Inc.(a)	3,163	125,350
FedEx Corp.	7,695	1,020,049
Globaltrans Investment PLC (Cyprus), GDR	5,403	62,769
Hub Group, Inc. (Class A Stock)*	1,140	45,589
Hyundai Glovis Co. Ltd. (South Korea)	444	100,967
Kerry Logistics Network Ltd. (Hong Kong)*	13,250	19,436
Kerry TJ Logistics Co. Ltd. (Taiwan)	9,000	12,260
Oesterreichische Post AG (Austria)	1,045	52,666
Pos Malaysia Bhd (Malaysia)	10,000	14,626
Sinotrans Ltd. (China) (Class H Stock)	108,000	54,385
TNT Express NV (Netherlands)	11,838	116,143
United Parcel Service, Inc. (Class B Stock)	5,407	526,534

	Shares	Value
COMMON STOCKS (Continued)
Air Freight & Logistics (cont’d.)
Yamato Holdings Co. Ltd. (Japan)	11,700	$251,799

		4,745,817

Airlines — 0.1%
Aeroflot - Russian Airlines OJSC (Russia)	45,600	71,850
Alaska Air Group, Inc.	2,485	231,875
ANA Holdings, Inc. (Japan)	50,000	107,973
Cathay Pacific Airways Ltd. (Hong Kong)	57,000	106,464
Cebu Air, Inc. (Philippines)	25,100	26,851
China Airlines Ltd. (Taiwan)*	127,000	41,985
China Eastern Airlines Corp. Ltd. (China) (Class H Stock)*	86,000	28,682
China Southern Airlines Co. Ltd. (China) (Class H Stock)	98,000	31,924
Deutsche Lufthansa AG (Germany)*	10,179	266,889
easyJet PLC (United Kingdom)	5,243	150,049
Eva Airways Corp. (Taiwan)*	57,000	28,711
Grupo Aeromexico SAB de CV (Mexico)*	4,200	6,714
Hanjin Kal Corp. (South Korea)*	27,180	602,101
Japan Airlines Co. Ltd. (Japan)	3,100	152,565
Latam Airlines Group SA (Chile)	10,132	153,705
Norwegian Air Shuttle A/S (Norway)*	1,359	57,374
Republic Airways Holdings, Inc.*	2,995	27,374
SAS AB (Sweden)*	7,793	17,289
Singapore Airlines Ltd. (Singapore)	19,000	158,302
Southwest Airlines Co.	23,250	548,933
Spirit Airlines, Inc.*	1,926	114,404
Thai Airways International PCL (Thailand)*	60,400	26,067
Turk Hava Yollari (Turkey)	21,897	67,431
Westjet Airlines Ltd. (Canada) (Class VV Stock)	24,200	531,284

		3,556,796

Auto Components — 0.3%
ARB Corp. Ltd. (Australia)	3,887	43,390
Bridgestone Corp. (Japan)	26,200	928,546
Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S (Turkey)	5,318	13,388
Chaowei Power Holdings Ltd. (China)	63,000	25,676
Cheng Shin Rubber Industry Co. Ltd. (Taiwan)	52,350	149,674
Delphi Automotive PLC (United Kingdom)	7,795	528,969
Denso Corp. (Japan)	15,700	752,914
Depo Auto Parts Ind Co. Ltd. (Taiwan)	5,000	19,492
Exedy Corp. (Japan)	2,400	67,139
FCC Co. Ltd. (Japan)	2,200	39,166
Gajah Tunggal Tbk PT (Indonesia)	135,300	25,485
Hankook Tire Co. Ltd. (South Korea)	1,575	89,621
Hyundai Mobis (South Korea)	2,665	790,702
Hyundai Wia Corp. (South Korea)	652	105,093
Kenda Rubber Industrial Co. Ltd. (Taiwan)	21,000	50,216
Leoni AG (Germany)	8,821	645,094
Linamar Corp. (Canada)	11,200	516,689
Mahle-Metal Leve SA Industria e Comercio (Brazil)	200	2,102
Mando Corp. (South Korea)	664	84,507
Metair Investments Ltd. (South Africa)	3,665	14,863
Minth Group Ltd. (China)	30,000	61,282
Nan Kang Rubber Tire Co. Ltd. (Taiwan)*	18,000	21,911
NGK Spark Plug Co. Ltd. (Japan)	7,000	157,304
Nifco, Inc. (Japan)	3,000	84,815

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Auto Components (cont’d.)
Nokian Renkaat OYJ (Finland)	23,424	$947,732
Piolax, Inc. (Japan)	1,700	62,082
Pirelli & C. SpA (Italy)	6,623	104,185
SL Corp. (South Korea)	810	14,534
Somboon Advance Technology PCL (Thailand)	33,000	16,276
Sumitomo Rubber Industries Ltd. (Japan)	10,400	132,287
Sungwoo Hitech Co. Ltd. (South Korea)	3,606	57,500
Thai Stanley Electric PCL (Thailand)	1,800	11,264
Tianneng Power International Ltd. (Hong Kong)	90,000	30,449
Tokai Rubber Industries Ltd. (Japan)	4,100	41,990
Tong Yang Industry Co. Ltd. (Taiwan)	19,000	27,764
Toyo Tire & Rubber Co. Ltd. (Japan)	10,000	70,907
Toyota Industries Corp. (Japan)	10,600	509,448
Unipres Corp. (Japan)	3,700	66,642
Xinchen China Power Holdings Ltd. (China)*	37,000	22,983
Yokohama Rubber Co. Ltd. (The) (Japan)	11,000	103,453

		7,437,534

Automobiles — 0.6%
Astra International Tbk PT (Indonesia)	394,800	258,241
Bayerische Motoren Werke AG (Germany)	11,282	1,425,670
Chongqing Changan Automobile Co. Ltd. (China) (Class B Stock)	35,900	59,613
Daihatsu Motor Co. Ltd. (Japan)	11,300	199,529
Dongfeng Motor Group Co. Ltd. (China) (Class H Stock)	170,000	241,132
Ford Otomotiv Sanayi A/S (Turkey)	2,063	21,041
Guangzhou Automobile Group Co. Ltd. (China) (Class H Stock)	128,000	134,941
Honda Motor Co. Ltd. (Japan)	85,500	3,008,459
Hyundai Motor Co. (South Korea)	6,367	1,505,485
Kia Motors Corp. (South Korea)	14,176	792,183
Mitsubishi Motors Corp. (Japan)	36,500	381,202
Nissan Motor Co. Ltd. (Japan)	139,900	1,246,974
Oriental Holdings Bhd (Malaysia)	8,700	19,156
Piaggio & C SpA (Italy)(a)	24,974	89,455
Qingling Motors Co. Ltd. (China) (Class H Stock)	130,000	39,554
Suzuki Motor Corp. (Japan)	23,100	602,277
Tan Chong Motor Holdings Bhd (Malaysia)	12,800	21,676
Toyota Motor Corp. (Japan)	114,600	6,462,735
UMW Holdings Bhd (Malaysia)	15,100	50,842
Volkswagen AG (Germany)	2,000	507,408

		17,067,573

Banks — 2.8%
77 Bank Ltd. (The) (Japan)	146,000	655,793
Aichi Bank Ltd. (The) (Japan)	400	20,634
Alior Bank SA (Poland)*	950	27,580
Alliance Financial Group Bhd (Malaysia)	18,700	25,267
AMMB Holdings Bhd (Malaysia)	31,600	69,527
Aozora Bank Ltd. (Japan)	61,000	173,680
Associated Banc-Corp(a)	8,681	156,779
Attijariwafa Bank (Morocco)	2,679	102,718
Australia & New Zealand Banking Group Ltd. (Australia)	56,094	1,725,622
Awa Bank Ltd. (The) (Japan)	13,000	69,131
Banca Carige SpA (Italy)*(a)	107,184	92,289

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Banca Popolare dell’Emilia Romagna SC (Italy)*	14,383	$181,372
Banca Popolare di Milano Scarl (Italy)*(a)	199,371	200,788
Banca Popolare di Sondrio Scarl (Italy)	27,630	187,740
Banco Bradesco SA (Brazil)	12,900	189,662
Banco Bradesco SA (Brazil), ADR	52,800	721,776
Banco Comercial Portugues SA (Portugal) (Class R Stock)*	365,943	114,382
Banco de Bogota SA (Colombia)	1,195	42,384
Banco de Chile (Chile)	608,046	76,730
Banco de Credito e Inversiones (Chile)	2,087	121,743
Banco de Sabadell SA (Spain)	134,140	414,706
Banco Popular Espanol SA (Spain)	51,928	392,657
Banco Santander Brasil SA (Brazil), ADS(a)	57,100	318,047
Banco Santander SA (Spain)	324,730	3,099,941
BancorpSouth, Inc.	3,956	98,742
Bank Bukopin Tbk PT (Indonesia)	478,300	27,007
Bank Central Asia Tbk PT (Indonesia)	232,600	218,457
Bank Danamon Indonesia Tbk PT (Indonesia)	131,800	50,681
Bank Handlowy w Warszawie SA (Poland)	849	31,958
Bank Hapoalim BM (Israel)	68,359	390,262
Bank Negara Indonesia Persero Tbk PT (Indonesia)	262,700	115,751
Bank of China Ltd. (China) (Class H Stock)	4,103,000	1,822,852
Bank of Chongqing Co. Ltd. (China) (Class H Stock)*	61,000	39,051
Bank of Communications Co. Ltd. (China) (Class H Stock)	589,000	385,902
Bank of East Asia Ltd. (Hong Kong)	47,200	184,823
Bank of Hawaii Corp.	2,046	124,008
Bank of Iwate Ltd. (The) (Japan)	1,900	91,844
Bank of Kaohsiung (Taiwan)	92,000	29,034
Bank of Kyoto Ltd. (The) (Japan)	29,000	239,024
Bank of Montreal (Canada)	18,500	1,237,684
Bank of Nagoya Ltd. (The) (Japan)	13,000	50,727
Bank of Nova Scotia (Canada)	34,000	1,969,263
Bank of Okinawa Ltd. (The) (Japan)	1,200	50,626
Bank of Queensland Ltd. (Australia)	48,067	574,304
Bank of the Ozarks, Inc.(a)	1,068	72,688
Bank of the Philippine Islands (Philippines)	43,820	84,017
Bank of the Ryukyus Ltd. (Japan)	7,400	98,390
Bank of Yokohama Ltd. (The) (Japan)	86,000	428,981
Bank Pekao SA (Poland)	3,101	201,861
Bank Zachodni WBK SA (Poland)	535	73,091
Bankia SA (Spain)*	73,380	155,075
Bankinter SA (Spain)	11,438	92,095
BankUnited, Inc.	4,280	148,816
Banque Cantonale Vaudoise (Switzerland)	301	175,672
Banque Centrale Populaire (Morocco)	3,750	88,054
Banregio Grupo Financiero SAB de CV (Mexico)	6,000	34,859
Barclays Africa Group Ltd. (South Africa)	10,073	142,658
BB&T Corp.	22,077	886,833
BBVA Banco Continental SA (Peru)	13,114	23,977
BDO Unibank, Inc. (Philippines)	51,300	97,436
Bendigo and Adelaide Bank Ltd. (Australia)	20,647	218,116
Berner Kantonalbank AG (Switzerland)	939	228,364
BOC Hong Kong Holdings Ltd. (China)	111,000	316,952
CaixaBank SA (Spain)	32,752	210,827

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Canadian Imperial Bank of Commerce (Canada)	11,000	$947,761
Canadian Western Bank (Canada)	14,800	498,153
CapitalSource, Inc.	4,392	64,079
Capitec Bank Holdings Ltd. (South Africa)	1,415	26,145
Cardinal Financial Corp.	1,642	29,277
Chang Hwa Commercial Bank (Taiwan)	248,000	147,175
Chiba Bank Ltd. (The) (Japan)	62,000	381,624
Chiba Kogyo Bank Ltd. (The) (Japan)*	6,900	47,803
China Banking Corp. (Philippines)	8,510	11,092
China Construction Bank Corp. (China) (Class H Stock)	3,794,000	2,663,166
China Development Financial Holding Corp. (Taiwan)	854,000	244,778
Chugoku Bank Ltd. (The) (Japan)	21,300	283,857
CIMB Group Holdings Bhd (Malaysia)	81,600	178,902
CIT Group, Inc.	6,998	343,042
City National Corp.	1,541	121,308
Commerce BancShares, Inc.	3,814	177,046
Commonwealth Bank of Australia (Australia)	27,730	1,996,275
Community Bank System, Inc.	1,993	77,767
Corpbanca SA (Chile)	6,453,612	77,073
Cosmos Bank Taiwan (Taiwan)*	19,000	9,272
Credicorp Ltd. (Peru), (LMA)	234	32,058
Credicorp Ltd. (Peru), (NYSE)	1,185	163,435
Credito Valtellinese Scarl (Italy)*(a)	74,598	158,136
Cullen/Frost Bankers, Inc.	3,028	234,761
Daishi Bank Ltd. (The) (Japan)	28,000	102,708
DBS Group Holdings Ltd. (Singapore)	78,770	1,014,876
DGB Financial Group, Inc. (South Korea)	6,140	89,014
E. Sun Financial Holding Co. Ltd. (Taiwan)	259,200	156,408
East West Banking Corp. (Philippines)*	42,300	27,009
EnTie Commercial Bank (Taiwan)	40,000	17,840
Espirito Santo Financial Group SA (Portugal)*	21,434	136,779
Far Eastern International Bank (Taiwan)	163,000	57,904
First Financial Holding Co. Ltd. (Taiwan)	374,925	223,119
First Niagara Financial Group, Inc.	12,430	117,463
First Republic Bank	4,137	223,357
FirstMerit Corp.	6,716	139,894
FNB Corp.	8,038	107,709
Fukuoka Financial Group, Inc. (Japan)	79,000	324,501
Fulton Financial Corp.	6,617	83,242
Getin Noble Bank SA (Poland)*	49,869	52,637
Glacier Bancorp, Inc.	2,858	83,082
Grupo Aval Acciones y Valores (Colombia)	20,308	13,337
Grupo Financiero Inbursa SAB de CV (Mexico) (Class O Stock)	69,100	178,526
Grupo Financiero Santander Mexico SAB de CV (Mexico) (Class B Stock)	49,500	121,328
Grupo Security SA (Chile)	207,871	74,297
Gunma Bank Ltd. (The) (Japan)	31,000	168,608
Hachijuni Bank Ltd. (The) (Japan)	36,000	204,579
Hancock Holding Co.	3,898	142,862
Hang Seng Bank Ltd. (Hong Kong)	17,400	277,581
Higo Bank Ltd. (The) (Japan)	114,000	607,334
Hiroshima Bank Ltd. (The) (Japan)	40,000	167,010
Hokkoku Bank Ltd. (The) (Japan)	18,000	62,971
Hokuhoku Financial Group, Inc. (Japan)	96,000	184,069
Hong Leong Bank Bhd (Malaysia)	16,100	69,765
HSBC Holdings PLC (United Kingdom)	619,244	6,270,064

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Hua Nan Financial Holdings Co. Ltd. (Taiwan)	396,000	$224,606
Huishang Bank Corp. Ltd. (China)*	358,000	159,696
Hyakugo Bank Ltd. (The) (Japan)	21,000	86,241
Hyakujushi Bank Ltd. (The) (Japan)	25,000	85,655
Iberiabank Corp.	1,613	113,152
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	4,033,000	2,486,264
ING Bank Slaski SA (Poland)*	941	41,234
Intercorp Financial Services, Inc. (Peru)	323	10,175
Itau Unibanco Holding SA (Brazil)	6,720	94,092
Itausa - Investimentos Itau SA (Brazil)	15,220	67,078
Iyo Bank Ltd. (The) (Japan)	24,300	231,957
Joyo Bank Ltd. (The) (Japan)	42,000	209,343
Juroku Bank Ltd. (The) (Japan)	24,000	83,690
Kagoshima Bank Ltd. (The) (Japan)	19,000	120,382
Keiyo Bank Ltd. (The) (Japan)	18,000	76,662
Kiatnakin Bank PCL (Thailand)	26,700	34,980
King’s Town Bank (Taiwan)	64,000	59,487
Kiyo Bank Ltd. (The) (Japan)	4,100	52,514
Komercni Banka A/S (Czech Republic)	578	138,116
Laurentian Bank of Canada (Canada)	4,600	196,483
LH Financial Group PCL (Thailand)	1,035,200	39,306
Luzerner Kantonalbank AG (Switzerland)	424	173,499
M&T Bank Corp.	3,824	463,851
Malayan Banking Bhd (Malaysia)	82,300	244,280
MB Financial, Inc.	2,011	62,261
Mega Financial Holding Co. Ltd. (Taiwan)	400,932	311,147
Mizrahi Tefahot Bank Ltd. (Israel)	14,494	198,256
Mizuho Financial Group, Inc. (Japan)	1,304,600	2,585,525
Musashino Bank Ltd. (The) (Japan)	3,000	99,429
Nanto Bank Ltd. (The) (Japan)	14,000	52,782
National Australia Bank Ltd. (Australia)	47,682	1,572,086
National Bank of Canada (Canada)	9,600	384,695
Nedbank Group Ltd. (South Africa)	5,285	112,338
Nishi-Nippon City Bank Ltd. (The) (Japan)	64,000	143,857
NOMOS-BANK (Russia), GDR*	2,714	33,803
Nordea Bank AB (Sweden)	81,864	1,161,291
North Pacific Bank Ltd. (Japan)	36,900	149,547
Ogaki Kyoritsu Bank Ltd. (The) (Japan)	32,000	87,271
Oita Bank Ltd. (The) (Japan)	14,000	54,390
Old National Bancorp.	7,707	114,911
OTP Bank PLC (Hungary)	10,093	193,386
Oversea-Chinese Banking Corp. Ltd. (Singapore)	99,000	748,462
Pinnacle Financial Partners, Inc.	979	36,703
PNC Financial Services Group, Inc. (The)	18,428	1,603,236
Powszechna Kasa Oszczednosci Bank Polski SA (Poland)	22,117	311,029
Prosperity Bancshares, Inc.	2,209	146,125
Public Bank Bhd (Malaysia)	30,100	176,752
Resona Holdings, Inc. (Japan)	139,200	672,689
RHB Capital Bhd (Malaysia)	38,000	98,061
Rizal Commercial Banking Corp. (Philippines)	37,500	39,333
Royal Bank of Canada (Canada)	35,200	2,320,876
San-In Godo Bank Ltd. (The) (Japan)	17,000	114,976
Security Bank Corp. (Philippines)	13,830	32,690
Senshu Ikeda Holdings, Inc. (Japan)	20,100	91,702
Seven Bank Ltd. (Japan)	21,400	83,982
Shiga Bank Ltd. (The) (Japan)	17,000	92,256

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Shizuoka Bank Ltd. (The) (Japan)	45,000	$438,532
Signature Bank*(a)	1,039	130,488
Sociedad Matriz Banco de Chile (Chile) (Class B Stock)	143,959	44,599
SpareBank 1 Nord Norge (Norway)	1,132	6,540
SpareBank 1 SMN (Norway)	11,692	105,056
SpareBank 1 SR Bank ASA (Norway)	8,363	84,880
St Galler Kantonalbank AG (Switzerland)	277	115,149
Standard Bank Group Ltd. (South Africa)	36,269	477,834
Sterling Bancorp	5,814	73,605
Sumitomo Mitsui Financial Group, Inc. (Japan)	69,900	2,996,189
Suruga Bank Ltd. (Japan)	9,000	158,540
Svenska Handelsbanken AB (Sweden) (Class A Stock)	12,070	606,537
Sydbank A/S (Denmark)*	3,422	87,497
Ta Chong Bank Ltd. (Taiwan)*	125,000	41,753
Taichung Commercial Bank (Taiwan)	157,000	53,177
Taiwan Business Bank (Taiwan)*	448,520	132,624
Taiwan Cooperative Financial Holding Co. Ltd. (Taiwan)	533,000	285,639
Texas Capital Bancshares, Inc.*(a)	1,161	75,395
Thanachart Capital PCL (Thailand)	45,800	50,826
Tisco Financial Group PCL (Thailand)	25,300	31,781
TMB Bank PCL (Thailand)	884,900	67,104
Tochigi Bank Ltd. (The) (Japan)	9,000	38,198
Toho Bank Ltd. (The) (Japan)	20,000	65,086
TOMONY Holdings, Inc. (Japan)	13,900	57,827
Toronto-Dominion Bank (The) (Canada)	49,700	2,330,123
Trustmark Corp.	3,100	78,585
Tsukuba Bank Ltd. (Japan)	10,300	39,748
Turkiye Garanti Bankasi A/S (Turkey)	70,781	241,935
Turkiye Sinai Kalkinma Bankasi A/S (Turkey)	27,721	23,708
U.S. Bancorp	43,243	1,853,395
UMB Financial Corp.(a)	1,197	77,446
Umpqua Holdings Corp.	5,021	93,591
Union Bank of Philippines, Inc. (Philippines)	8,160	22,160
Union Bank of Taiwan (Taiwan)*	174,000	62,087
Unione di Banche Italiane ScpA (Italy)	115,488	1,089,615
United Bankshares, Inc.	2,594	79,428
United Overseas Bank Ltd. (Singapore)	53,000	914,220
Valiant Holding AG (Switzerland)	1,474	148,373
Valley National Bancorp	4,717	49,104
ViewPoint Financial Group, Inc.	1,826	52,680
Wells Fargo & Co.	125,135	6,224,215
Westpac Banking Corp. (Australia)	57,065	1,834,796
Wing Hang Bank Ltd. (Hong Kong)	6,000	95,188
Wintrust Financial Corp.(a)	2,031	98,828
Yachiyo Bank Ltd. (The) (Japan)	2,000	54,668
Yamaguchi Financial Group, Inc. (Japan)	28,000	252,451
Yamanashi Chuo Bank Ltd. (The) (Japan)	13,000	58,710

		82,484,068

Beverages — 0.6%
AMBEV SA (Brazil), ADR(a)	42,100	311,961
Anadolu Efes Biracilik Ve Malt Sanayii A/S (Turkey)	4,789	53,298
Anheuser-Busch InBev NV (Belgium)	14,921	1,571,418
Arca Continental SAB de CV (Mexico)	14,900	88,894
Asahi Group Holdings Ltd. (Japan)	16,700	468,198

	Shares	Value
COMMON STOCKS (Continued)
Beverages (cont’d.)
Beam, Inc.	4,207	$350,443
Britvic PLC (United Kingdom)	7,558	93,552
Brown-Forman Corp. (Class B Stock)	1,575	141,262
Carlsberg A/S (Denmark) (Class B Stock)	4,037	401,310
Carlsberg Brewery Malaysia Bhd (Malaysia)	1,500	5,983
Cia Cervecerias Unidas SA (Chile)	2,631	29,507
Coca-Cola Amatil Ltd. (Australia)	15,767	161,575
Coca-Cola Co. (The)	73,105	2,826,239
Coca-Cola East Japan Co. Ltd. (Japan)	5,300	133,266
Coca-Cola Enterprises, Inc.	6,244	298,213
Coca-Cola Femsa SAB de CV (Mexico), ADR	560	59,091
Coca-Cola Icecek A/S (Turkey)	1,114	26,802
Coca-Cola West Co. Ltd. (Japan)	4,800	83,842
Constellation Brands, Inc. (Class A Stock)*	3,327	282,695
Cott Corp. (Canada)	4,700	39,879
Davide Campari-Milano SpA (Italy)	6,769	55,460
Diageo PLC (United Kingdom)	38,063	1,182,195
Distell Group Ltd. (South Africa)	643	7,845
Dr. Pepper Snapple Group, Inc.	5,485	298,713
Fomento Economico Mexicano SAB de CV (Mexico), ADR	3,750	349,650
Fraser & Neave Holdings Bhd (Malaysia)	2,700	14,899
Heineken Holding NV (Netherlands)	2,174	140,377
Heineken NV (Netherlands)	2,340	162,835
Hey Song Corp. (Taiwan)	42,000	45,466
Hite Jinro Co. Ltd. (South Korea)	2,810	62,153
Ito En Ltd. (Japan)	3,400	76,049
Kirin Holdings Co. Ltd. (Japan)	32,000	442,861
Molson Coors Brewing Co. (Class B Stock)	7,925	466,465
Monster Beverage Corp.*	2,397	166,472
PepsiCo, Inc.	32,787	2,737,715
Pernod-Ricard SA (France)	6,769	787,747
Remy Cointreau SA (France)	727	58,316
SABMiller PLC (United Kingdom)	19,843	992,188
Sapporo Holdings Ltd. (Japan)	165,000	648,091
Suntory Beverage & Food Ltd. (Japan)	1,500	51,680
Takara Holdings, Inc. (Japan)	7,000	53,308
Thai Beverage PCL (Thailand)	281,000	135,461
Tibet 5100 Water Resources Holdings Ltd. (Hong Kong)	64,000	26,187
Treasury Wine Estates Ltd. (Australia)	22,125	72,680
Tsingtao Brewery Co. Ltd. (China) (Class H Stock)	8,000	58,683
Vina Concha y Toro SA (Chile)	14,951	30,809
Yantai Changyu Pioneer Wine Co. Ltd. (China) (Class B Stock)	11,400	27,769

		16,579,502

Biotechnology — 0.3%
Abcam PLC (United Kingdom)	108,614	704,380
Actelion Ltd. (Switzerland)*	1,904	180,439
Alexion Pharmaceuticals, Inc.*	1,758	267,445
Alkermes PLC*	1,736	76,540
Amgen, Inc.	16,138	1,990,461
Biogen Idec, Inc.*	2,708	828,296
Celgene Corp.*	7,138	996,465
CSL Ltd. (Australia)	4,555	294,216
Cubist Pharmaceuticals, Inc.*	824	60,276
Emergent Biosolutions, Inc.*	1,519	38,385
Gilead Sciences, Inc.*	31,371	2,222,949

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
Grifols SA (Spain)	1,799	$98,590
Ironwood Pharmaceuticals, Inc.*	2,179	26,845
Isis Pharmaceuticals, Inc.*(a)	390	16,852
Myriad Genetics, Inc.*(a)	1,690	57,781
Sirtex Medical Ltd. (Australia)	992	14,311
United Therapeutics Corp.*(a)	1,116	104,937
Vertex Pharmaceuticals, Inc.*	1,344	95,048

		8,074,216

Building Products — 0.1%
Aica Kogyo Co. Ltd. (Japan)	4,100	91,419
Asahi Glass Co. Ltd. (Japan)	47,000	271,937
Assa Abloy AB (Sweden) (Class B Stock)	5,274	280,929
Central Glass Co. Ltd. (Japan)	21,000	68,225
Dynasty Ceramic PCL (Thailand)	10,400	16,846
Geberit AG (Switzerland)	3,259	1,067,903
LG Hausys Ltd. (South Korea)	602	90,226
LIXIL Group Corp. (Japan)	10,200	281,465
Maeda Kosen Co. Ltd. (Japan)	36,000	591,973
Nichiha Corp. (Japan)	2,900	33,382
Noritz Corp. (Japan)	3,500	65,344
Sankyo Tateyama, Inc. (Japan)	1,700	33,258
Sanwa Holdings Corp. (Japan)	10,000	64,823
TOTO Ltd. (Japan)	9,000	124,756
Trakya Cam Sanayii A/S (Turkey)	18,361	18,102
Wienerberger AG (Austria)	8,665	166,006
Xxentria Technology Materials Corp. (Taiwan)	5,000	13,783
Yuanda China Holdings Ltd. (China)	144,000	12,653

		3,293,030

Capital Markets — 0.2%
Administradora de Fondos de Pensiones Habitat SA (Chile)	26,287	35,377
Alaris Royalty Corp. (Canada)	1,100	29,751
Aurelius AG (Germany)	2,181	82,890
Banca Generali SpA (Italy)	1,231	40,648
Brait SE (South Africa)*	13,026	65,835
CETIP SA - Mercados Organizados (Brazil)	3,000	36,174
China Bills Finance Corp. (Taiwan)	93,000	36,065
China Cinda Asset Management Co. Ltd. (China) (Class H Stock)*	351,000	199,821
CI Financial Corp. (Canada)	3,300	104,090
Close Brothers Group PLC (United Kingdom)	45,485	1,072,228
Coronation Fund Managers Ltd. (South Africa)	2,773	26,059
Daishin Securities Co. Ltd. (South Korea)	6,000	50,431
GIMV NV (Belgium)	2,976	152,189
Grupo BTG Pactual (Brazil), UTS	5,900	74,940
Guoco Group Ltd. (Hong Kong)	6,000	71,398
Hargreaves Lansdown PLC (United Kingdom)	2,920	71,032
IGM Financial, Inc. (Canada)	2,600	122,627
Jafco Co. Ltd. (Japan)	12,700	568,993
Jih Sun Financial Holdings Co. Ltd. (Taiwan).	77,000	21,279
Julius Baer Group Ltd. (Switzerland)*	24,354	1,081,580
Jupiter Fund Management PLC (United Kingdom)	214,811	1,437,255
LPL Financial Holdings, Inc.	1,884	98,985

	Shares	Value
COMMON STOCKS (Continued)
Capital Markets (cont’d.)
Macquarie Korea Infrastructure Fund (South Korea)	18,570	$112,873
Masterlink Securities Corp. (Taiwan)	109,000	36,385
Mediobanca SpA (Italy)*	22,334	255,647
Northern Trust Corp.	5,537	363,006
OSK Holdings Bhd (Malaysia)	78,800	40,305
Partners Group Holding AG (Switzerland)	181	50,841
Peregrine Holdings Ltd. (South Africa)	12,633	22,511
President Securities Corp. (Taiwan)	63,000	35,435
Ratos AB (Sweden) (Class B Stock)	11,976	111,097
SEI Investments Co	2,211	74,312
SVG Capital PLC (United Kingdom)*	9,370	65,575
UOB-Kay Hian Holdings Ltd. (Singapore)	3,000	3,983
Walter Investment Management Corp.*	2,560	76,365
Waterland Financial Holdings Co. Ltd. (Taiwan)	208,000	64,317

		6,792,299

Chemicals — 0.7%
ADEKA Corp. (Japan)	8,100	93,193
Aeci Ltd. (South Africa)	2,990	36,069
Air Liquide SA (France)	5,369	727,075
Air Products & Chemicals, Inc.	3,466	412,593
Air Water, Inc. (Japan)	6,000	82,807
Airgas, Inc.	1,100	117,161
Akzo Nobel NV (Netherlands)	5,580	455,109
Alent PLC (United Kingdom)	96,665	510,858
American Vanguard Corp.	1,159	25,092
Asahi Kasei Corp. (Japan)	49,000	332,249
Asia Plastic Recycling Holding Ltd. (Taiwan)	3,000	8,669
Asia Polymer Corp. (Taiwan)	15,000	11,394
AZ Electronic Materials SA (United Kingdom)	5,176	34,758
BASF SE (Germany)	16,033	1,784,046
Batu Kawan Bhd (Malaysia)	15,200	91,837
Calgon Carbon Corp.*	1,719	37,526
Cheil Industries, Inc. (South Korea)	1,455	98,229
China BlueChemical Ltd. (China) (Class H Stock)	72,000	37,140
China Sanjiang Fine Chemicals Co. Ltd. (China)	30,000	14,520
China Steel Chemical Corp. (Taiwan)	1,000	5,722
China Synthetic Rubber Corp. (Taiwan)	30,000	27,995
Chr. Hansen Holding A/S (Denmark)	2,166	85,964
Chugoku Marine Paints Ltd. (Japan)	8,000	56,852
Croda International PLC (United Kingdom)	24,410	1,038,071
DuluxGroup Ltd. (Australia)	18,009	95,894
E.I. du Pont de Nemours & Co.(a)	13,096	878,742
Earth Chemical Co. Ltd. (Japan)	1,500	54,591
Ecolab, Inc.	3,843	415,006
Eternal Chemical Co. Ltd. (Taiwan)	33,000	34,492
Everlight Chemical Industrial Corp. (Taiwan)	10,000	8,995
Formosa Chemicals & Fibre Corp. (Taiwan)	92,890	224,963
Formosa Plastics Corp. (Taiwan)	130,600	327,429
Formosan Union Chemical (Taiwan)	39,000	18,971
Fufeng Group Ltd. (China)	54,000	20,576
Fujimi, Inc. (Japan)	4,000	49,889
Fujimori Kogyo Co. Ltd. (Japan)	1,600	41,442
Givaudan SA (Switzerland)*	119	184,063
Grand Pacific Petrochemical (Taiwan)	39,000	23,741
Grupa Azoty SA (Poland)	1,330	26,611

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
Gubre Fabrikalari TAS (Turkey)	6,279	$11,092
Hitachi Chemical Co. Ltd. (Japan)	5,800	78,896
Ho Tung Chemical Corp. (Taiwan)	58,000	26,997
Huabao International Holdings Ltd. (Hong Kong)	113,000	51,868
International Flavors & Fragrances, Inc.	1,780	170,293
K+S AG (Germany)(a)	6,824	224,088
Kaneka Corp. (Japan)	15,000	90,768
Kansai Paint Co. Ltd. (Japan)	8,000	113,893
Kolon Industries, Inc. (South Korea)	744	38,136
Koninklijke DSM NV (Netherlands)	3,442	236,080
Koninklijke Ten Cate NV (Netherlands)	2,932	90,197
Kuraray Co. Ltd. (Japan)	16,900	193,356
Kureha Corp. (Japan)	17,000	80,466
Lenzing AG (Austria)	1,080	59,515
Linde AG (Germany)	3,675	735,836
Lintec Corp. (Japan)	3,300	62,903
MBAC Fertilizer Corp. (Canada)*(a)	112,700	63,206
Methanex Corp. (Canada)	4,500	287,951
Mexichem SAB de CV (Mexico)	15,200	53,556
Minerals Technologies, Inc.	812	52,423
Mitsui Chemicals, Inc. (Japan)	110,000	269,308
Monsanto Co.	7,246	824,377
Nan Ya Plastics Corp. (Taiwan)	146,800	311,713
Nantex Industry Co. Ltd. (Taiwan)	12,000	7,414
Nihon Nohyaku Co. Ltd. (Japan)	3,000	45,129
Nippon Kayaku Co. Ltd. (Japan)	6,000	67,449
Nippon Paint Co. Ltd. (Japan)	8,000	121,132
Nippon Shokubai Co. Ltd. (Japan)	9,000	106,565
NOF Corp. (Japan)	11,000	79,562
Novozymes A/S (Denmark) (Class B Stock)	3,174	139,526
Nufarm Ltd. (Australia)	8,936	33,075
OCI Co. Ltd. (South Korea)*	2,745	459,220
Omnia Holdings Ltd. (South Africa)	1,680	33,678
Orica Ltd. (Australia)	8,290	168,686
Petkim Petrokimya Holding A/S (Turkey)*	17,470	21,069
Petronas Chemicals Group Bhd (Malaysia)	47,400	100,389
Phosagro OAO (Russia), GDR, RegS*	3,328	37,191
Potash Corp. of Saskatchewan, Inc. (Canada)	17,300	625,805
PPG Industries, Inc.	1,795	347,261
Praxair, Inc.	3,806	498,472
Rotam Global Agrosciences Ltd. (Hong Kong)	6,000	12,672
RPM International, Inc.	2,911	121,796
Scotts Miracle-Gro Co. (The) (Class A Stock)(a)	1,122	68,756
Sensient Technologies Corp.	2,659	149,994
Sesoda Corp. (Taiwan)	5,000	5,325
Sherwin-Williams Co. (The)	1,212	238,922
Shin-Etsu Chemical Co. Ltd. (Japan)	10,000	570,060
Showa Denko KK (Japan)	64,000	90,601
Sigma-Aldrich Corp.	2,348	219,256
Sinofert Holdings Ltd. (China)	178,000	23,011
Sinon Corp. (Taiwan)	25,000	13,883
Sinopec Shanghai Petrochemical Co. Ltd. (China) (Class H Stock)	139,000	35,907
SK Chemicals Co. Ltd. (South Korea)	1,500	88,879
Solar Applied Materials Technology Co. (Taiwan)	34,000	30,085
Soulbrain Co. Ltd. (South Korea)	1,333	48,122

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
Stella Chemifa Corp. (Japan)	2,100	$29,979
Sumitomo Bakelite Co. Ltd. (Japan)	20,000	76,935
Symrise AG (Germany)	2,533	126,550
Syngenta AG (Switzerland)	1,662	630,937
Taiyo Nippon Sanso Corp. (Japan)	12,000	94,388
Tikkurila OYJ (Finland)	6,161	145,140
Toagosei Co. Ltd. (Japan)	18,000	76,874
Tokyo Ohka Kogyo Co. Ltd. (Japan)	4,500	99,343
Toray Industries, Inc. (Japan)	54,000	356,300
Toyobo Co. Ltd. (Japan)	37,000	57,983
TSRC Corp. (Taiwan)	23,000	34,415
UPC Technology Corp. (Taiwan)	59,000	26,386
Uralkali OJSC (Russia), GDR, RegS	8,664	204,678
USI Corp. (Taiwan)	35,000	22,668
Valspar Corp. (The)	1,804	130,104
Victrex PLC (United Kingdom)	24,820	833,663
Yara International ASA (Norway)	6,218	275,418
Yingde Gases Group Co. Ltd. (China)	39,500	37,683
Zeon Corp. (Japan)	19,000	171,795

		20,697,383

Commercial Services & Supplies — 0.3%
ABM Industries, Inc.	2,545	73,143
ADT Corp. (The)(a)	7,181	215,071
Aeon Delight Co. Ltd. (Japan)	100	1,883
Babcock International Group PLC (United Kingdom)	10,158	228,111
Bilfinger SE (Germany)	1,524	193,669
Blue Label Telecoms Ltd. (South Africa)	33,144	27,389
Brambles Ltd. (Australia)	20,876	179,618
Cabcharge Australia Ltd. (Australia)(a)	10,040	37,732
Cintas Corp.	2,738	163,212
Clean Harbors, Inc.*(a)	1,762	96,540
Cleanaway Co. Ltd. (Taiwan)	1,000	6,113
Copart, Inc.*	2,663	96,907
Covanta Holding Corp	3,339	60,269
Dai Nippon Printing Co. Ltd. (Japan)	27,000	258,201
Daiseki Co. Ltd. (Japan)	2,700	46,692
Duskin Co. Ltd. (Japan)	4,300	82,541
G4S PLC (United Kingdom)	38,821	156,637
Gategroup Holding AG (Switzerland)*	46,115	1,356,439
Healthcare Services Group, Inc.	710	20,633
Intrum Justitia AB (Sweden)	1,727	47,130
Iron Mountain, Inc.	3,654	100,741
Kaba Holding AG (Switzerland) (Class B Stock)*	207	98,841
Kokuyo Co. Ltd. (Japan)	8,300	60,612
Lassila & Tikanoja OYJ (Finland)	4,596	91,810
Loomis AB (Sweden) (Class B Stock)	129	3,325
Mitie Group PLC (United Kingdom)	16,818	91,279
Moshi Moshi Hotline, Inc. (Japan)	2,700	24,784
Nissha Printing Co. Ltd. (Japan)	1,600	21,102
Okamura Corp. (Japan)	4,000	35,049
OYO Corp. (Japan)	30,400	414,398
Park24 Co. Ltd. (Japan)	2,600	49,403
Pilot Corp. (Japan)	500	20,563
Progressive Waste Solutions Ltd. (Canada)	28,300	716,267
Regus PLC (United Kingdom)	382,127	1,404,797
Republic Services, Inc.	9,741	332,753
RPS Group PLC (United Kingdom)	10,713	56,014
S-1 Corp. (South Korea)	1,202	100,671

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Commercial Services & Supplies (cont’d.)
Sato Holdings Corp. (Japan)	2,700	$62,524
Secom Co. Ltd. (Japan)	4,800	275,929
Securitas AB (Sweden) (Class B Stock)	10,800	125,078
Serco Group PLC (United Kingdom)	11,512	80,799
Societe BIC SA (France)	996	130,832
Sohgo Security Services Co. Ltd. (Japan)	55,300	1,157,291
Stericycle, Inc.*	1,129	128,277
Taiwan Secom Co. Ltd. (Taiwan)	9,000	23,083
Taiwan Sogo Shin Kong Security Corp. (Taiwan)	15,000	20,688
Team, Inc.*	355	15,215
Tetra Tech, Inc.*	2,249	66,548
Toppan Forms Co. Ltd. (Japan)	6,400	59,517
Toppan Printing Co. Ltd. (Japan)	33,000	235,944
Transcontinental, Inc. (Canada) (Class A Stock)	3,800	55,032
Tyco International Ltd.	8,500	360,400
United Stationers, Inc.	1,251	51,379
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA (Brazil)	1,300	19,996
Waste Connections, Inc.	3,538	155,177
Waste Management, Inc.	8,817	370,931
YC Co. Ltd. (Taiwan)	26,815	20,154

		10,385,133

Communications Equipment — 0.3%
Accton Technology Corp. (Taiwan)	41,000	22,933
ADTRAN, Inc.	1,436	35,053
Alpha Networks, Inc. (Taiwan)	28,000	23,900
ARRIS Group, Inc.*	4,160	117,229
CalAmp Corp.*	650	18,115
China All Access Holdings Ltd. (Hong Kong)	62,000	27,353
Cisco Systems, Inc.	160,735	3,602,071
Comba Telecom Systems Holdings Ltd. (Hong Kong)*	61,000	15,995
Comtech Telecommunications Corp.	1,029	32,784
Denki Kogyo Co. Ltd. (Japan)	9,000	54,830
D-Link Corp. (Taiwan)	55,000	39,176
EchoStar Corp. (Class A Stock)*	1,426	67,821
Emulex Corp.*	5,475	40,460
Gemtek Technology Corp. (Taiwan)	21,000	20,942
Harris Corp.	2,658	194,459
Hitachi Kokusai Electric, Inc. (Japan)	4,000	48,084
InterDigital, Inc.	1,489	49,301
Motorola Solutions, Inc.	4,025	258,767
Pace PLC (United Kingdom)	12,234	91,929
Palo Alto Networks, Inc.*	714	48,980
QUALCOMM, Inc.	35,314	2,784,862
Sercomm Corp. (Taiwan)	9,000	20,692
Sierra Wireless, Inc. (Canada)*	41,123	897,229
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	84,228	1,123,378
Ubiquiti Networks, Inc.*	401	18,233
Unizyx Holding Corp. (Taiwan)*	37,000	22,218
ViaSat, Inc.*	654	45,152
VTech Holdings Ltd. (Hong Kong)	4,000	51,415
ZTE Corp. (China) (Class H Stock)*	15,600	30,384

		9,803,745

Shares		Value
COMMON STOCKS (Continued)
Construction & Engineering — 0.3%
Acs Actividades de Construccion y Servicios SA (Spain)	3,216	$126,449
Adhi Karya Persero Tbk PT (Indonesia)	66,600	17,724
Arcadis NV (Netherlands)	2,219	85,284
Aveng Ltd. (South Africa)*	17,225	36,994
Balfour Beatty PLC (United Kingdom)	9,708	48,535
Baoye Group Co. Ltd. (China) (Class H Stock)	34,000	18,893
BES Engineering Corp. (Taiwan)	91,000	25,591
Bouygues SA (France)	7,504	312,691
Cardno Ltd. (Australia)(a)	8,681	58,052
Carillion PLC (United Kingdom)	15,701	94,695
Chien Kuo Construction Co. Ltd. (Taiwan)	91,000	42,213
China Singyes Solar Technologies Holdings Ltd. (China)	15,000	23,693
China WindPower Group Ltd. (Hong Kong)*	510,000	41,593
Chung Hsin Electric & Machinery Manufacturing Corp. (Taiwan)	21,000	14,640
COMSYS Holdings Corp. (Japan)	6,300	98,633
Consolidated Infrastructure Group Ltd. (South Africa)*	8,237	19,395
Continental Holdings Corp. (Taiwan)	106,000	37,628
Cosco International Holdings Ltd. (China)	32,000	12,849
CTCI Corp. (Taiwan)	19,000	28,526
DA CIN Construction Co. Ltd. (Taiwan)	2,000	1,864
Ellaktor SA (Greece)*	9,388	52,494
Ferrovial SA (Spain)	6,777	146,911
Fomento de Construcciones y Contratas SA (Spain)*	2,325	53,037
Galliford Try PLC (United Kingdom)	2,053	45,489
Grana y Montero SA (Peru)	18,828	65,633
Hazama Ando Corp. (Japan)	14,600	54,595
Hyundai Development Co-Engineering & Construction (South Korea)	13,040	368,806
Implenia AG (Switzerland)*	19,040	1,422,801
Interserve PLC (United Kingdom)	7,098	86,767
JGC Corp. (Japan)	5,000	173,697
Kajima Corp. (Japan)	33,000	115,466
Kandenko Co. Ltd. (Japan)	10,000	50,645
Kentz Corp. Ltd. (United Kingdom)	9,332	117,187
Kinden Corp. (Japan)	10,000	96,755
Kumagai Gumi Co. Ltd. (Japan)*	18,000	44,446
Kyowa Exeo Corp. (Japan)	6,900	88,607
Maeda Corp. (Japan)	12,000	75,429
Maeda Road Construction Co. Ltd. (Japan) .	4,000	55,683
Metallurgical Corp. of China Ltd. (China) (Class H Stock)*	37,000	6,302
Mirait Holdings Corp. (Japan)	5,400	47,297
Mota-Engil SGPS SA (Portugal)	396	3,217
Murray & Roberts Holdings Ltd. (South Africa)*	10,732	25,082
NCC AB (Sweden) (Class B Stock)	3,648	132,116
Nippo Corp. (Japan)	3,000	41,385
Nippon Densetsu Kogyo Co. Ltd. (Japan)	3,000	40,353
Nippon Road Co. Ltd. (The) (Japan)	7,000	31,934
Obayashi Corp. (Japan)	25,000	140,925
Obrascon Huarte Lain SA (Spain)	1,528	66,479
OCI NV (Netherlands)*	989	44,874
Penta-Ocean Construction Co. Ltd. (Japan)	14,000	47,538
Pike Corp.*	1,520	16,355

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Construction & Engineering (cont’d.)
Promotora y Operadora de Infraestructura SAB de CV (Mexico)*	3,700	$49,701
Quanta Services, Inc.*	4,823	177,969
Raito Kogyo Co. Ltd. (Japan)	2,800	23,377
Raubex Group Ltd. (South Africa)	6,508	13,717
Rich Development Co. Ltd. (Taiwan)	66,000	31,019
Salini Impregilo SpA (Italy)	12,346	75,442
Shimizu Corp. (Japan)	30,000	155,371
SHO-BOND Holdings Co. Ltd. (Japan)	700	30,896
Sinopec Engineering Group Co. Ltd. (China) (Class H Stock)	101,000	109,539
Skanska AB (Sweden) (Class B Stock)	6,434	151,671
Strabag SE (Austria)	2,500	64,750
Sumitomo Densetsu Co. Ltd. (Japan)	2,400	29,854
Surya Semesta Internusa Tbk PT (Indonesia)	312,600	26,559
Taikisha Ltd. (Japan)	2,000	43,450
Taisei Corp. (Japan)	32,000	142,808
Tekfen Holding A/S (Turkey)	10,002	22,834
TOA Corp. (Japan)	5,000	10,218
TOA ROAD Corp. (Japan)	5,000	19,848
Toda Corp. (Japan)	15,000	49,236
Toshiba Plant Systems & Services Corp. (Japan)	51,000	760,607
Totetsu Kogyo Co. Ltd. (Japan)	3,400	62,964
Toyo-Thai Corp. PCL (Thailand)	5,500	6,315
UGL Ltd. (Australia)	9,446	61,628
United Engineers Ltd. (Singapore)	25,000	41,146
United Integrated Services Co. Ltd. (Taiwan)	13,000	16,370
Vinci SA (France)	15,326	1,137,645
Wijaya Karya Persero Tbk PT (Indonesia)	77,000	16,369
Wilson Bayly Holmes-Ovcon Ltd. (South Africa)	1,719	22,513
WSP Global, Inc. (Canada)	3,900	126,049
Yokogawa Bridge Holdings Corp. (Japan)	4,000	44,100

		8,428,212

Construction Materials — 0.1%
Boral Ltd. (Australia)	84,707	445,215
Cementos Argos SA (Colombia)	9,862	50,212
Cementos Pacasmayo SAA (Peru)	19,795	34,502
Chia Hsin Cement Corp. (Taiwan)*	20,000	10,452
CRH PLC (Ireland)*	30,343	849,044
CSR Ltd. (Australia)	28,020	91,481
Eternit SA (Brazil)	3,400	12,452
Fletcher Building Ltd. (New Zealand)	48,509	403,172
Grupo Argos SA (Colombia)	8,672	90,944
Imerys SA (France)	1,616	143,680
Indocement Tunggal Prakarsa Tbk PT (Indonesia)	26,700	55,283
Italcementi SpA (Italy)(a)	5,785	71,409
Lafarge Malaysia Bhd (Malaysia)	10,000	27,683
Magnesita Refratarios SA (Brazil)	9,600	21,324
PPC Ltd. (South Africa)	8,080	22,411
Rhi AG (Austria)	1,688	54,320
Semen Indonesia Persero Tbk PT (Indonesia)	55,600	78,158
Siam City Cement PCL (Thailand)	1,800	19,199
Sumitomo Osaka Cement Co. Ltd. (Japan)	17,000	70,249
Taiheiyo Cement Corp. (Japan)	24,000	86,432
Titan Cement Co. SA (Greece)*	1,160	40,575

	Shares	Value
COMMON STOCKS (Continued)
Construction Materials (cont’d.)
TPI Polene PCL (Thailand)	66,100	$22,617
Union Andina de Cementos SAA (Peru)	22,720	24,568
Universal Cement Corp. (Taiwan)	28,000	28,126

		2,753,508

Consumer Finance — 0.1%
AEON Financial Service Co. Ltd. (Japan)	2,000	45,124
American Express Co.	14,921	1,343,338
Cash America International, Inc.(a)	1,458	56,454
Compartamos SAB de CV (Mexico)	26,100	47,740
Credit Saison Co. Ltd. (Japan)	6,600	131,256
Encore Capital Group, Inc.*	860	39,302
First Cash Financial Services, Inc.*	646	32,597
Green Dot Corp. (Class A Stock)*	907	17,714
Nelnet, Inc. (Class A Stock)	807	33,006
Pocket Card Co. Ltd. (Japan)	88,400	484,879
Portfolio Recovery Associates, Inc.*(a)	1,434	82,971
Samsung Card Co. Ltd. (South Korea)	2,610	85,029

		2,399,410

Containers & Packaging — 0.1%
Amcor Ltd. (Australia)	19,817	191,472
Anadolu Cam Sanayii A/S (Turkey)	21,133	16,558
AptarGroup, Inc.	1,229	81,237
Avery Dennison Corp.	1,335	67,644
Ball Corp.	3,039	166,568
Bemis Co., Inc.	1,858	72,908
BillerudKorsnas AB (Sweden)	2,984	41,299
CCL Industries, Inc. (Canada) (Class B Stock)	1,100	94,249
Cheng Loong Corp. (Taiwan)	94,000	43,100
FP Corp. (Japan)	23,000	730,674
Fuji Seal International, Inc. (Japan)	23,800	809,267
Great China Metal Industry (Taiwan)	14,000	17,901
Huhtamaki OYJ (Finland)	4,477	122,763
Kian Joo Can Factory Bhd (Malaysia)	16,800	16,951
Mayr Melnhof Karton AG (Austria)	769	96,195
Mpact Ltd. (South Africa)	9,822	25,348
Nampak Ltd. (South Africa)	9,124	31,183
Orora Ltd. (Australia)	24,924	31,773
Packaging Corp. of America	1,392	97,955
Rengo Co. Ltd. (Japan)	18,000	96,419
Rexam PLC (United Kingdom)	116,293	945,008
Silgan Holdings, Inc.	1,608	79,628
Sonoco Products Co.	3,038	124,619
Taiwan Hon Chuan Enterprise Co. Ltd. (Taiwan)	13,000	28,216

		4,028,935

Distributors — 0.1%
Canon Marketing Japan, Inc. (Japan)	4,700	64,485
Dah Chong Hong Holdings Ltd. (China)	45,000	29,275
Genuine Parts Co.	3,128	271,667
Inchcape PLC (United Kingdom)	131,036	1,412,400
LKQ Corp.*	5,485	144,530
Paltac Corp. (Japan)	4,600	52,463
Pool Corp.	996	61,075
Test-Rite International Co. Ltd. (Taiwan)	30,000	21,803
Xinhua Winshare Publishing and Media Co. Ltd. (China) (Class H Stock)	54,000	30,812

		2,088,510

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Diversified Consumer Services — 0.1%
Advtech Ltd. (South Africa)	19,058	$13,758
Anhanguera Educacional Participacoes SA (Brazil)	5,100	31,670
Apollo Education Group, Inc. (Class B Stock)*	3,513	120,285
Benesse Holdings, Inc. (Japan)	4,100	156,818
DeVry Education Group, Inc.(a)	2,803	118,819
Estacio Participacoes SA (Brazil)	2,600	26,241
Graham Holdings Co. (Class B Stock)	5	3,519
Grand Canyon Education, Inc.*	1,557	72,712
H&R Block, Inc.	5,871	177,245
Hillenbrand, Inc.	2,781	89,910
Invocare Ltd. (Australia)	4,714	47,374
Kroton Educacional SA (Brazil)	2,100	45,591
LifeLock, Inc.*	3,264	55,847
Lung Yen Life Service Corp. (Taiwan)	8,000	21,786
Navitas Ltd. (Australia)	9,258	62,712
New Oriental Education & Technology Group, Inc. (China), ADR	3,600	105,660
Regis Corp.	2,702	37,017
Service Corp. International	5,930	117,888
TAL Education Group (China), ADR*	16,349	368,179

		1,673,031

Diversified Financial Services — 0.4%
African Bank Investments Ltd. (South Africa)	34,595	35,324
ASX Ltd. (Australia)	2,020	67,688
Ayala Corp. (Philippines)	5,380	69,482
Banque Nationale de Belgique (Belgium)	29	135,038
Berkshire Hathaway, Inc. (Class B Stock)*	41,712	5,212,749
Bolsa de Valores de Colombia (Colombia)	2,203,689	24,027
Bolsa Mexicana de Valores SAB de CV (Mexico)	10,200	20,141
Bolsas y Mercados Espanoles SA (Spain)(g)	2,464	100,300
CBOE Holdings, Inc.	1,544	87,390
CME Group, Inc.	9,803	725,520
Corp. Financiera Alba SA (Spain)	2,793	166,718
Corporacion Financiera Colombiana SA (Colombia)	4,233	80,412
Deutsche Boerse AG (Germany)	3,033	241,469
First Pacific Co. Ltd. (Hong Kong)	116,000	115,621
Groupe Bruxelles Lambert SA (Belgium)	2,435	243,258
Grupo de Inversiones Suramericana SA (Colombia)	16,015	294,808
Haci Omer Sabanci Holding A/S (Turkey)	33,450	129,828
Hankook Tire Worldwide Co. Ltd. (South Korea)	2,130	42,181
Hellenic Exchanges - Athens Stock Exchange SA Holding (Greece)	1,643	20,521
ING US, Inc.	3,913	141,924
Interactive Brokers Group, Inc. (Class A Stock)	3,487	75,563
IntercontinentalExchange Group, Inc.	2,568	508,027
Inversiones La Construccion SA (Chile)	2,318	31,280
Investment AB Kinnevik (Sweden) (Class B Stock)	8,920	329,514
Investor AB (Sweden) (Class A Stock)	1,732	61,476
Investor AB (Sweden) (Class B Stock)	15,125	547,867
Japan Exchange Group, Inc. (Japan)	5,800	141,774
JSE Ltd. (South Africa)	3,259	29,498

	Shares	Value
COMMON STOCKS (Continued)
Diversified Financial Services (cont’d.)
Lundbergforetagen AB (Sweden) (Class B Stock)	2,389	$113,036
Marfin Investment Group Holdings SA (Greece)*	73,995	53,815
MarketAxess Holdings, Inc.	783	46,369
McGraw Hill Financial, Inc.	2,478	189,071
Metro Pacific Investments Corp. (Philippines)	421,000	44,523
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	20,200	99,164
MSCI, Inc.*	2,448	105,313
NASDAQ OMX Group, Inc. (The)	3,377	124,746
Onex Corp. (Canada)	1,900	105,493
Pargesa Holding SA (Switzerland)	1,454	125,928
Pohjola Bank PLC (Finland) (Class A Stock)	6,308	140,434
PSG Group Ltd. (South Africa)	4,342	38,273
Remgro Ltd. (South Africa)	11,830	230,109
Singapore Exchange Ltd. (Singapore)	12,000	66,314
Sofina SA (Belgium)	1,774	216,560
Warsaw Stock Exchange (Poland)	2,544	33,053
Zenkoku Hosho Co. Ltd. (Japan)	200	5,274

		11,416,873

Diversified Telecommunication Services — 0.8%
8x8, Inc.*	1,465	15,837
AT&T, Inc.	147,792	5,183,065
BCE, Inc. (Canada)	4,600	198,147
Belgacom SA (Belgium)	2,290	71,752
Bell Aliant, Inc. (Canada)	8,200	200,568
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	84,088	149,896
CenturyLink, Inc.(a)	23,351	766,847
China Communications Services Corp. Ltd. (China) (Class H Stock)	176,000	81,548
China Telecom Corp. Ltd. (China) (Class H Stock)	1,036,000	478,079
China Unicom Hong Kong Ltd. (China)	276,000	364,183
Chorus Ltd. (New Zealand)	9,368	13,955
Chunghwa Telecom Co. Ltd. (Taiwan)	134,000	412,338
Colt Group SA (United Kingdom)*	19,386	47,768
Consolidated Communications Holdings, Inc.(a)	1,789	35,798
Deutsche Telekom AG (Germany)	71,692	1,163,250
Elisa OYJ (Finland)	2,476	71,226
Empresa de Telecomunicaciones de Bogota (Colombia)*	37,376	8,453
Frontier Communications Corp.	11,718	66,793
Hellenic Telecommunications Organization SA (Greece)*	2,510	41,430
HKT Trust and HKT Ltd. (Hong Kong)	62,000	65,573
Iliad SA (France)	466	134,368
Inmarsat PLC (United Kingdom)	5,719	69,330
Iridium Communications, Inc.*(a)	3,910	29,364
Jazztel PLC (Spain)*	2,623	39,909
Koninklijke KPN NV (Netherlands)*	59,228	209,081
KT Corp. (South Korea)	9,230	256,935
LG Uplus Corp. (South Korea)	9,240	90,765
M2 Group Ltd. (Australia)	5,854	32,629
Magyar Telekom Telecommunications PLC (Hungary)	30,078	40,829
Manitoba Telecom Services, Inc. (Canada)	2,800	76,794

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Diversified Telecommunication Services (cont’d.)
Maroc Telecom SA (Morocco)	6,233	$76,426
Netia SA (Poland)*	25,777	43,440
Nippon Telegraph & Telephone Corp. (Japan)	33,800	1,836,747
Oi SA (Brazil)	15,400	21,922
Orange Polska SA (Poland)	30,760	105,287
Orange SA (France)	119,538	1,765,795
Portugal Telecom SGPS SA (Portugal)	25,229	107,384
Premiere Global Services, Inc.*	1,423	17,161
Rostelecom OJSC (Russia)	70,930	169,783
Singapore Telecommunications Ltd. (Singapore)	174,000	505,769
SK Broadband Co. Ltd. (South Korea)*	12,348	48,797
Swisscom AG (Switzerland)	404	248,208
TDC A/S (Denmark)	26,940	249,051
Telecom Corp of New Zealand Ltd. (New Zealand)	44,317	93,971
Telecom Italia SpA (Italy)	484,618	572,795
Telecom Italia SpA-RSP (Italy)	361,543	339,275
Telefonica Brasil SA (Brazil)	1,100	19,949
Telefonica Brasil SA (Brazil), ADR(a)	8,200	174,168
Telefonica Czech Republic A/S (Czech Republic)	5,811	87,196
Telefonica Deutschland Holding AG (Germany)	24,852	198,336
Telefonica SA (Spain)	75,493	1,196,324
Telekom Austria AG (Austria)	6,532	65,039
Telekom Malaysia Bhd (Malaysia)	44,400	80,094
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	837,000	163,609
Telenor ASA (Norway)	18,444	408,218
TeliaSonera AB (Sweden)	72,250	545,660
Telkom SA SOC Ltd. (South Africa)*	20,478	65,598
Telstra Corp. Ltd. (Australia)	47,883	225,790
TELUS Corp. (Canada)	4,100	147,395
Tpg Telecom Ltd. (Australia)	11,328	69,930
Turk Telekomunikasyon A/S (Turkey)	13,515	37,517
tw telecom, Inc.*	2,585	80,807
Verizon Communications, Inc.	66,491	3,162,977
Vivendi SA (France)	39,349	1,095,201
Xl Axiata Tbk PT (Indonesia)	90,500	35,179
Ziggo NV (Netherlands)	1,060	47,074

		24,524,382

Electric Utilities — 0.7%
Acciona SA (Spain)	1,309	113,496
Allete, Inc.	2,094	109,767
American Electric Power Co., Inc.	13,340	675,804
Celsia SA ESP (Colombia)	17,439	52,796
Centrais Eletricas Brasileiras SA (Brazil)	14,300	41,343
CEZ A/S (Czech Republic)	7,610	218,411
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	16,000	102,326
Chubu Electric Power Co., Inc. (Japan)*	40,100	471,797
Chugoku Electric Power Co., Inc. (The) (Japan)	13,200	183,676
Cia General de Electricidad SA (Chile)	15,901	77,711
Cleco Corp.	1,504	76,072
CLP Holdings Ltd. (Hong Kong)	53,500	403,751
Contact Energy Ltd. (New Zealand)	10,228	47,241
CPFL Energia SA (Brazil), ADR	2,150	35,109

Shares		Value
COMMON STOCKS (Continued)
Electric Utilities (cont’d.)
Duke Energy Corp.	20,942	$1,491,489
E.CL SA (Chile)	31,436	42,421
Edison International	9,155	518,265
EDP - Energias de Portugal SA (Portugal)	50,654	235,169
EDP - Energias do Brasil SA (Brazil)	7,700	34,580
El Paso Electric Co.	2,026	72,389
Electricite de France SA (France)	9,639	381,134
Elia System Operator SA (Belgium)	2,657	134,262
Emera, Inc. (Canada)	7,400	230,334
Empire District Electric Co. (The)	2,348	57,103
Endesa SA (Spain)	1,829	65,847
Enea SA (Poland)	9,446	49,858
Enel SpA (Italy)	214,386	1,212,612
Enersis SA (Chile), ADR	13,453	208,925
Entergy Corp.	6,740	450,569
Equatorial Energia SA (Brazil)	3,500	31,406
EVN AG (Austria)	5,896	83,005
Exelon Corp.	29,404	986,798
First Philippine Holdings Corp. (Philippines)	26,920	43,559
FirstEnergy Corp.	18,437	627,411
Fortis, Inc. (Canada)	8,000	228,096
Fortum OYJ (Finland)	11,473	260,797
Glow Energy PCL (Thailand)	18,500	43,342
Great Plains Energy, Inc.(a)	5,755	155,615
Hawaiian Electric Industries, Inc.	4,594	116,779
Hokkaido Electric Power Co., Inc. (Japan)*	7,800	65,744
Hokuriku Electric Power Co. (Japan)	10,800	140,034
Iberdrola SA (Spain)	153,790	1,076,146
IDACORP, Inc.	2,371	131,519
Infratil Ltd. (New Zealand)	21,537	42,241
Inter RAO JSC (Russia)*	173,500,000	39,541
Interconexion Electrica SA ESP (Colombia)	13,623	60,172
Isagen SA ESP (Colombia)	29,361	47,646
ITC Holdings Corp.	3,264	121,910
Kansai Electric Power Co., Inc. (The) (Japan)*	35,900	367,991
Korea Electric Power Corp. (South Korea)	18,990	651,835
Kyushu Electric Power Co., Inc. (Japan)*	18,500	226,189
Light SA (Brazil)	3,000	24,645
Luz del Sur Saa (Peru)	4,672	14,957
Manila Electric Co. (Philippines)	5,260	33,330
NextEra Energy, Inc.	8,403	803,495
Northeast Utilities	9,984	454,272
OGE Energy Corp.	3,828	140,717
Okinawa Electric Power Co., Inc. (The) (Japan)	1,900	64,373
Pepco Holdings, Inc.(a)	5,453	111,677
PGE SA (Poland)	29,661	185,317
Pinnacle West Capital Corp.(a)	4,276	233,726
PNM Resources, Inc.	2,649	71,602
Portland General Electric Co.	2,211	71,504
Power Assets Holdings Ltd. (Hong Kong)	33,500	290,766
PPL Corp.	15,023	497,862
Red Electrica Corp. SA (Spain)	1,212	98,555
RusHydro JSC (Russia)	14,634,000	233,447
Shikoku Electric Power Co., Inc. (Japan)*	6,400	86,777
Southern Co. (The)(a)	17,857	784,637
SSE PLC (United Kingdom)	15,604	382,203
Tauron Polska Energia SA (Poland)	69,526	120,543
Tenaga Nasional Bhd (Malaysia)	80,300	294,082
Terna Rete Elettrica Nazionale SpA (Italy)	1	5

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electric Utilities (cont’d.)
Tohoku Electric Power Co., Inc. (Japan)	22,300	$229,331
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	2,700	22,871
TrustPower Ltd. (New Zealand)	18,672	105,167
UIL Holdings Corp.	2,751	101,264
Unitil Corp.	1,234	40,525
UNS Energy Corp.	1,868	112,136
Verbund AG (Austria)	2,898	59,622
Westar Energy, Inc.(a)	3,957	139,128
Xcel Energy, Inc.	13,522	410,528
Zespol Elektrowni Patnow Adamow Konin SA (Poland)*	3,327	26,131

		19,587,228

Electrical Equipment — 0.1%
AcBel Polytech, Inc. (Taiwan)	10,000	13,834
Areva SA (France)*	3,339	85,053
Babcock & Wilcox Co. (The)(a)	2,715	90,138
Brady Corp. (Class A Stock)	2,528	68,635
China Electric Manufacturing Corp. (Taiwan)	15,000	6,663
Emerson Electric Co.	11,717	782,696
Endo Lighting Corp. (Japan)	1,500	28,020
FSP Technology, Inc. (Taiwan)	20,000	20,679
Futaba Corp. (Japan)	4,600	79,320
Generac Holdings, Inc.(a)	1,892	111,571
Hong TAI Electric Industrial (Taiwan)	65,000	21,697
HUA ENG Wire & Cable (Taiwan)	47,000	17,997
I-Sheng Electric Wire & Cable Co. Ltd. (Taiwan)	15,000	23,277
Jiangnan Group Ltd. (China)	50,000	10,884
Legrand SA (France)	5,313	330,045
Longwell Co. (Taiwan)	11,000	14,969
Mabuchi Motor Co. Ltd. (Japan)	1,300	85,235
Nidec Corp. (Japan)	4,600	282,060
Nippon Signal Co. Ltd. (The) (Japan)	6,600	57,649
Nitto Kogyo Corp. (Japan)	3,300	69,263
Nordex SE (Germany)*	3,163	51,120
OSRAM Licht AG (Germany)*	2,654	172,091
Phihong Technology Co. Ltd. (Taiwan)	17,000	11,501
PKC Group OYJ (Finland)	2,207	68,806
Prysmian SpA (Italy)	3,188	79,335
Roper Industries, Inc.	1,963	262,080
SGL Carbon SE (Germany)	1,755	59,657
Shanghai Electric Group Co. Ltd. (China) (Class H Stock)	82,000	29,153
Shihlin Electric & Engineering Corp. (Taiwan)	44,000	53,677
Teco Electric and Machinery Co. Ltd. (Taiwan)	58,000	64,908
TKH Group NV (Netherlands)	3,152	110,044
Ushio, Inc. (Japan)	7,300	94,302
Well Shin Technology Co. Ltd. (Taiwan)	6,000	12,261
Xinjiang Goldwind Science & Technology Co. Ltd. (China) (Class H Stock)	10,200	10,876

		3,279,496

Electronic Equipment, Instruments & Components — 0.5%
AAC Technologies Holdings, Inc. (China)	16,000	83,057
ACES Electronic Co. Ltd. (Taiwan)	7,000	6,843
Amano Corp. (Japan)	4,800	49,544
Anritsu Corp. (Japan)	6,000	68,857

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Anxin-China Holdings Ltd. (Hong Kong)	92,000	$14,243
APCB, Inc. (Taiwan)	27,000	19,262
Asia Optical Co., Inc. (Taiwan)*	27,000	28,620
AV Tech Corp. (Taiwan)	8,000	22,090
Azbil Corp. (Japan)	3,300	81,596
Canon Electronics, Inc. (Japan)	2,800	48,796
Cheng Uei Precision Industry Co. Ltd. (Taiwan)	20,000	42,451
Chin-Poon Industrial Co. Ltd. (Taiwan)	14,000	25,532
Chroma ATE, Inc. (Taiwan)	10,000	23,887
Citizen Holdings Co. Ltd. (Japan)	17,300	130,059
Daiwabo Holdings Co. Ltd. (Japan)	18,000	31,379
DataTec Ltd. (South Africa)	4,739	21,966
Delta Electronics Thailand PCL (Thailand)	18,400	33,465
Delta Electronics, Inc. (Taiwan)	34,000	210,570
Digital China Holdings Ltd. (China)	53,000	53,534
Dolby Laboratories, Inc. (Class A Stock)*(a)	1,670	74,315
Domino Printing Sciences PLC (United Kingdom)	4,447	58,386
Elite Material Co. Ltd. (Taiwan)	23,000	20,960
Evertz Technologies Ltd. (Canada)	18,800	288,080
FIH Mobile Ltd. (China)*	526,000	290,655
FLEXium Interconnect, Inc. (Taiwan)	7,000	20,878
FLIR Systems, Inc.	3,225	116,100
Fuji Electronics Co. Ltd. (Japan)	3,400	41,639
FUJIFILM Holdings Corp. (Japan)	32,200	864,311
Fullerton Technology Co. Ltd. (Taiwan)	29,000	26,569
G Tech Optoelectronics Corp. (Taiwan)	12,000	15,358
Halma PLC (United Kingdom)	112,130	1,077,799
Hamamatsu Photonics KK (Japan)	2,300	103,759
Hana Microelectronics PCL (Thailand)	51,100	48,044
Hannstar Board Corp. (Taiwan)	48,000	17,624
Hirose Electric Co. Ltd. (Japan)	700	96,238
Hitachi High-Technologies Corp. (Japan)	12,600	293,516
Hitachi Ltd. (Japan)	157,000	1,162,123
Hollysys Automation Technologies Ltd. (China)*	25,385	546,793
Holy Stone Enterprise Co. Ltd. (Taiwan)	18,000	26,154
Hon Hai Precision Industry Co. Ltd. (Taiwan)	541,000	1,536,303
Horiba Ltd. (Japan)	2,300	86,867
Hosiden Corp. (Japan)	7,600	37,343
Hoya Corp. (Japan)	13,300	416,037
Ichia Technologies, Inc. (Taiwan)	12,000	9,323
Ingenico (France)(a)	16,273	1,520,934
Ingram Micro, Inc. (Class A Stock)*	9,064	267,932
ITEQ Corp. (Taiwan)	19,000	21,505
Japan Aviation Electronics Industry Ltd. (Japan)	31,000	461,884
Ju Teng International Holdings Ltd. (Hong Kong)	62,000	43,981
Kapsch TrafficCom AG (Austria)	1,020	56,230
Keyence Corp. (Japan)	1,000	411,967
Kingboard Laminates Holdings Ltd. (Hong Kong)	101,500	37,251
Kinko Optical Co. Ltd. (Taiwan)	5,000	4,793
Kyocera Corp. (Japan)	14,500	653,481
Lotes Co. Ltd. (Taiwan)	7,000	24,497
Lumax International Corp. Ltd. (Taiwan)	7,000	17,683
Maruwa Co. Ltd. (Japan)	1,100	42,863
Murata Manufacturing Co. Ltd. (Japan)	5,600	529,317

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
NAM TAI Electronics, Inc. (China)	2,185	$12,870
Nan Ya Printed Circuit Board Corp. (Taiwan)*	16,000	19,201
National Instruments Corp.	1,399	40,137
OSI Systems, Inc.*	506	30,289
Promate Electronic Co. Ltd. (Taiwan)	23,000	27,138
RealD, Inc.*(a)	1,586	17,716
Ryosan Co. Ltd. (Japan)	5,700	120,431
Ryoyo Electro Corp. (Japan)	200	2,569
Samsung Electro-Mechanics Co. Ltd. (South Korea)	2,272	148,458
Samsung SDI Co. Ltd. (South Korea)	1,291	196,043
Sanshin Electronics Co. Ltd. (Japan)	6,100	40,874
Shimadzu Corp. (Japan)	12,000	106,617
Silitech Technology Corp. (Taiwan)(g)	11,310	13,131
Simplo Technology Co. Ltd. (Taiwan)	9,000	42,934
Sinbon Electronics Co. Ltd. (Taiwan)	6,000	9,122
Smart Metering Systems PLC (United Kingdom)	93,551	563,220
Spectris PLC (United Kingdom)	20,446	790,973
Stars Microelectronics Thailand PCL (Thailand)*	112,500	23,414
Sunny Optical Technology Group Co. Ltd. (China)	17,000	16,576
SVI PCL (Thailand)	143,900	19,282
Synnex Technology International Corp. (Taiwan)	55,000	88,646
Taiwan Chinsan Electronic Industrial Co. Ltd. (Taiwan)	3,000	6,058
Taiwan PCB Techvest Co. Ltd. (Taiwan)	22,000	29,538
Taiwan Union Technology Corp. (Taiwan)	14,000	12,956
Tech Data Corp.*	2,230	135,941
Tech Pro Technology Development Ltd. (Hong Kong)*	72,000	36,128
Test Research, Inc. (Taiwan)	14,000	22,749
Toyo Corp. (Japan)	2,800	28,814
TXC Corp. (Taiwan)	15,000	20,084
Uju Electronics Co. Ltd. (South Korea)	2,399	35,272
Unimicron Technology Corp. (Taiwan)	79,000	63,718
Venture Corp. Ltd. (Singapore)	28,000	166,205
Wah Lee Industrial Corp. (Taiwan)	18,000	36,106
Wasion Group Holdings Ltd. (Hong Kong)	22,000	15,689
Weikeng Industrial Co. Ltd. (Taiwan)	38,000	31,036
WT Microelectronics Co. Ltd. (Taiwan)	21,000	26,962
WUS Printed Circuit Co. Ltd. (Taiwan)	12,000	6,065
Yageo Corp. (Taiwan)	117,400	53,880
Zebra Technologies Corp. (Class A Stock)*	541	37,551
Zenitron Corp. (Taiwan)	55,000	33,077

		15,492,713

Energy Equipment & Services — 0.1%
Anton Oilfield Services Group (China)	24,000	15,315
Bumi Armada Bhd (Malaysia)	28,800	34,505
BW Offshore Ltd. (Norway)	33,054	42,785
Diamond Offshore Drilling, Inc.(a)	2,811	137,064
Enerflex Ltd. (Canada)	15,800	251,542
Ensign Energy Services, Inc. (Canada)	10,900	161,109
Era Group, Inc.*	951	27,874
Eurasia Drilling Co. Ltd. (Russia), GDR, RegS	1,466	37,574
Forum Energy Technologies, Inc.*	2,282	70,696

	Shares	Value
COMMON STOCKS (Continued)
Energy Equipment & Services (cont’d.)
Fred Olsen Energy ASA (Norway)	1,943	$64,785
Fugro NV (Netherlands), CVA	9,991	613,882
Hilong Holding Ltd. (China)	21,000	11,562
Honghua Group Ltd. (China)	62,000	15,313
Mullen Group Ltd. (Canada)	2,200	55,224
Ocean Rig UDW, Inc. (Cyprus)*	2,802	49,848
Pacific Drilling SA*	2,245	24,426
ProSafe SE (Norway)	10,070	80,510
Saipem SpA (Italy)	5,675	138,612
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	656	76,732
SEACOR Holdings, Inc.*(a)	1,164	100,593
Seadrill Ltd. (Norway)	5,739	202,053
Shawcor Ltd. (Canada)	9,300	387,815
SPT Energy Group, Inc. (China)	14,000	6,918
Tecnicas Reunidas SA (Spain)	24,944	1,410,029
Tenaris SA (Luxembourg)	8,108	179,165
Tidewater, Inc.(a)	1,825	88,731
Wah Seong Corp. Bhd (Malaysia)	36,743	21,478

		4,306,140

Food & Staples Retailing — 0.8%
Aeon Co. Ltd. (Japan)	37,200	418,700
Ain Pharmaciez, Inc. (Japan)	900	41,610
Alimentation Couche Tard, Inc. (Canada) (Class B Stock)	4,000	323,510
Almacenes Exito SA (Colombia)	6,755	100,711
Andersons, Inc. (The)	1,198	70,970
Arcs Co. Ltd. (Japan)	2,600	50,820
Axfood AB (Sweden)	2,443	135,129
BIM Birlesik Magazalar A/S (Turkey)	1,956	44,059
Bizim Toptan Satis Magazalari A/S (Turkey)	1,517	14,530
Brasil Pharma SA (Brazil)*	5,600	9,453
Carrefour SA (France)	12,095	467,890
Casey’s General Stores, Inc.(a)	1,167	78,878
Casino Guichard Perrachon SA (France)	2,742	326,016
Cawachi Ltd. (Japan)	2,200	41,816
China Resources Enterprise Ltd. (China)	52,000	147,011
Clicks Group Ltd. (South Africa)	2,583	16,082
Cocokara Fine, Inc. (Japan)	1,500	43,382
Colruyt SA (Belgium)	1,534	84,562
Cosco Capital, Inc. (Philippines)*	29,900	6,344
Cosmos Pharmaceutical Corp. (Japan)	200	23,345
Costco Wholesale Corp.	7,813	872,556
CP ALL PCL (Thailand)	105,700	141,737
CVS Caremark Corp.	36,267	2,714,948
Delhaize Group SA (Belgium)	4,483	327,853
Distribuidora Internacional de Alimentacion SA (Spain)	174	1,591
E-Mart Co. Ltd. (South Korea)	740	169,908
Emperia Holding SA (Poland)	984	20,176
Empire Co. Ltd. (Canada) (Class A Stock)	1,900	116,303
Eurocash SA (Poland)	1,549	20,474
FamilyMart Co. Ltd. (Japan)	3,200	140,723
Fresh Market, Inc. (The)*(a)	651	21,874
George Weston Ltd. (Canada)	1,800	134,068
Grupo Comercial Chedraui SA de CV (Mexico)	13,200	38,825
Heiwado Co. Ltd. (Japan)	4,300	60,404
ICA Gruppen AB (Sweden)*	1,500	54,456
J Sainsbury PLC (United Kingdom)	70,241	370,408

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Food & Staples Retailing (cont’d.)
Jeronimo Martins SGPS SA (Portugal)	529	$8,877
Kato Sangyo Co. Ltd. (Japan)	1,600	34,033
Kesko OYJ (Finland) (Class B Stock)	2,476	107,966
Koninklijke Ahold NV (Netherlands)	25,314	508,411
Kroger Co. (The)	13,648	595,735
Kusuri No Aoki Co. Ltd. (Japan)	600	38,790
Lawson, Inc. (Japan)	1,600	113,215
Loblaw Cos. Ltd. (Canada)(a)	3,500	148,485
Magnit OJSC (Russia), GDR, RegS	5,090	272,061
MARR SpA (Italy)	49,939	979,871
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	1,900	60,625
Metcash Ltd. (Australia)	39,502	95,982
Metro AG (Germany)	3,318	135,346
Metro, Inc. (Canada)	4,100	240,696
Ministop Co. Ltd. (Japan)	4,000	64,689
Mitsubishi Shokuhin Co. Ltd. (Japan)	1,400	31,667
President Chain Store Corp. (Taiwan)	9,000	63,496
Puregold Price Club, Inc. (Philippines)	33,600	33,009
Raia Drogasil SA (Brazil)	3,400	29,325
Safeway, Inc.	5,876	217,059
Seven & I Holdings Co. Ltd. (Japan)	26,900	1,025,011
Shoppers Drug Mart Corp.	5,000	275,124
Shoprite Holdings Ltd. (South Africa)	5,012	75,632
Siam Makro PCL (Thailand)	38,000	37,485
Sligro Food Group NV (Netherlands)	2,702	110,742
SPAR Group Ltd. (The) (South Africa)	2,871	33,117
Sugi Holdings Co. Ltd. (Japan)	1,200	53,353
Sun Art Retail Group Ltd. (China)	52,000	65,365
Sundrug Co. Ltd. (Japan)	1,300	59,416
Susser Holdings Corp.*	512	31,985
Sysco Corp.	12,625	456,141
Tesco PLC (United Kingdom)	293,440	1,447,272
Tsuruha Holdings, Inc. (Japan)	600	59,111
United Natural Foods, Inc.*	1,279	90,707
UNY Group Holdings Co. Ltd. (Japan)	21,100	125,366
Valor Co. Ltd. (Japan)	5,100	64,178
Walgreen Co.	18,939	1,250,542
Wal-Mart de Mexico SAB de CV (Mexico) (Class V Stock)	83,400	198,670
Wal-Mart Stores, Inc.	47,365	3,620,107
Wesfarmers Ltd. (Australia)	22,172	849,534
Whole Foods Market, Inc.	4,253	215,670
WM Morrison Supermarkets PLC (United Kingdom)	128,153	455,676
Woolworths Ltd. (Australia)	16,437	545,084
Wumart Stores, Inc. (China) (Class H Stock)	15,000	14,680
X5 Retail Group NV (Russia), GDR*	4,410	68,754

		22,659,182

Food Products — 1.0%
AarhusKarlshamn AB (Sweden)	821	53,910
Afgri Ltd.	16,792	11,165
AGV Products Corp. (Taiwan)*	68,000	22,355
Ajinomoto Co., Inc. (Japan)	24,000	343,490
Alicorp SA (Peru)	9,447	26,883
Archer-Daniels-Midland Co.	28,533	1,238,047
Aryzta AG (Switzerland)*	15,021	1,328,236
Asian Citrus Holdings Ltd. (Hong Kong)	132,853	28,301
Associated British Foods PLC (United Kingdom)	10,633	493,392
Astra Agro Lestari Tbk PT (Indonesia)	11,000	25,273

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
Astral Foods Ltd. (South Africa)	2,012	$16,445
Austevoll Seafood ASA (Norway)	12,237	72,494
AVI Ltd. (South Africa)	6,144	32,979
B&G Foods, Inc.	889	26,768
Barry Callebaut AG (Switzerland)*	90	121,375
Biostime International Holdings Ltd. (China)	3,000	20,613
Boulder Brands, Inc.*	2,111	37,196
BRF SA (Brazil)	7,900	158,174
Bumitama Agri Ltd. (Indonesia)	28,000	23,142
Bunge Ltd.	7,778	618,429
Calbee, Inc. (Japan)	2,400	56,550
Campbell Soup Co.(a)	2,988	134,101
Cermaq ASA (Norway)	4,301	47,767
Changshouhua Food Co. Ltd. (China)	19,000	20,601
Charoen Pokphand Enterprise (Taiwan)	16,000	10,787
Charoen Pokphand Foods PCL (Thailand)	140,500	121,270
China Foods Ltd. (China)*	56,000	20,167
China Mengniu Dairy Co. Ltd. (China)	28,000	140,523
China Minzhong Food Corp. Ltd. (China)	67,000	50,382
China Modern Dairy Holdings Ltd. (China)*	148,000	63,701
China Yurun Food Group Ltd. (China)*	117,000	60,434
CJ CheilJedang Corp. (South Korea)	358	96,728
Clover Industries Ltd. (South Africa)	13,456	24,693
ConAgra Foods, Inc.	14,049	435,940
Corbion NV (Netherlands)	4,207	99,351
CP Pokphand Co. Ltd. (Hong Kong)	460,000	48,037
Cranswick PLC (United Kingdom)	3,983	81,338
Daesang Corp. (South Korea)	1,300	49,983
Dairy Crest Group PLC (United Kingdom)	8,950	72,245
Danone SA (France)	13,573	958,902
Devro PLC (United Kingdom)	9,795	38,538
Dydo Drinco, Inc. (Japan)	1,100	45,802
Ebro Foods SA (Spain)	4,613	106,745
Felda Global Ventures Holdings Bhd (Malaysia)	59,700	85,020
Flowers Foods, Inc.	3,951	84,749
Fresh Del Monte Produce, Inc.	3,150	86,845
Fuji Oil Co. Ltd. (Japan)	3,900	49,944
General Mills, Inc.	12,973	672,261
GFPT PCL (Thailand)	41,100	18,371
Global Bio-Chem Technology Group Co. Ltd. (Hong Kong)*	300,000	12,408
Goodman Fielder Ltd. (Australia)	45,894	26,270
GrainCorp Ltd. (Australia) (Class A Stock)	65,000	508,136
Great Wall Enterprise Co. Ltd. (Taiwan)	43,000	42,548
Greencore Group PLC (Ireland)	29,873	137,305
Gruma SAB de CV (Mexico) (Class B Stock)*	5,500	45,498
Grupo Bimbo SAB de CV (Mexico) (Class A Stock)	32,500	87,651
Grupo Nutresa SA (Colombia)	8,962	124,345
Hain Celestial Group, Inc. (The)*	1,081	98,879
Hershey Co. (The)	1,376	143,654
Hillshire Brands Co. (The)	2,179	81,190
Hokuto Corp. (Japan)	2,800	58,261
Hormel Foods Corp.	3,226	158,945
House Foods Group, Inc. (Japan)	8,600	142,800
Illovo Sugar Ltd. (South Africa)	11,118	29,580
Indofood CBP Sukses Makmur Tbk PT (Indonesia)	24,100	21,498

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
Indofood Sukses Makmur Tbk PT (Indonesia)	116,800	$75,574
Industrias Bachoco SAB de CV (Mexico) (Class B Stock)	3,900	14,285
Ingredion, Inc.	2,712	184,633
J.M. Smucker Co. (The)	3,766	366,206
Japfa Comfeed Indonesia Tbk PT (Indonesia)	215,800	26,943
Kagome Co. Ltd. (Japan)	11,200	189,800
Keck Seng Malaysia Bhd (Malaysia)	25,400	54,270
Kellogg Co.	6,020	377,514
Kerry Group PLC (Ireland) (Class A Stock)	4,221	322,214
Kewpie Corp. (Japan)	5,900	81,203
KEY Coffee, Inc. (Japan)	8,800	135,340
Khon Kaen Sugar Industry PCL (Thailand)	75,800	32,713
Kikkoman Corp. (Japan)	7,000	132,144
Kraft Foods Group, Inc.	12,455	698,725
Kuala Lumpur Kepong Bhd (Malaysia)	10,900	80,847
Kulim Malaysia Bhd (Malaysia)	38,000	39,129
Labixiaoxin Snacks Group Ltd. (China)	23,000	8,896
Leroy Seafood Group ASA (Norway)	2,155	69,937
Lien Hwa Industrial Corp. (Taiwan)	87,000	55,728
Lindt & Spruengli AG (Switzerland)	223	1,105,352
Lindt & Spruengli AG-REG (Switzerland)	2	117,754
Lotte Confectionery Co. Ltd. (South Korea)	37	63,367
Lotte Food Co. Ltd. (South Korea)	82	60,950
M Dias Branco SA (Brazil)	600	24,050
Malindo Feedmill Tbk PT (Indonesia)	54,400	15,790
Marfrig Global Foods SA (Brazil)*	12,500	24,350
Marine Harvest ASA (Norway)	11,749	132,858
McCormick & Co., Inc.	2,949	211,561
Megmilk Snow Brand Co. Ltd. (Japan)	5,600	73,018
MEIJI Holdings Co. Ltd. (Japan)	3,500	220,622
Minerva SA (Brazil)*	3,400	15,059
Mondelez International, Inc. (Class A Stock)	53,046	1,832,739
Nestle SA (Switzerland)	75,584	5,689,182
Nichirei Corp. (Japan)	12,000	50,636
Nippon Meat Packers, Inc. (Japan)	9,000	133,972
Nisshin Seifun Group, Inc. (Japan)	13,200	144,988
Nissin Foods Holdings Co. Ltd. (Japan)	3,200	144,412
NongShim Co. Ltd. (South Korea)	246	69,081
Nutreco NV (Netherlands)	23,236	1,032,654
Oceana Group Ltd. (South Africa)	1,188	10,200
O’Key Group SA (Luxembourg), GDR, RegS	2,724	24,592
Orion Corp. (South Korea)	50	38,554
Orkla ASA (Norway)	30,410	259,249
Parmalat SpA (Italy)	9,940	34,249
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT (Indonesia)	130,200	25,489
Pioneer Foods Ltd. (South Africa)	3,804	30,140
Post Holdings, Inc.*(a)	1,982	109,248
PPB Group Bhd (Malaysia)	30,100	153,454
Rock Field Co. Ltd. (Japan)	2,600	49,218
Salmar ASA (Norway)*	3,844	55,003
Sanderson Farms, Inc.(a)	698	54,786
Sao Martinho SA (Brazil)	1,600	21,860
Saputo, Inc. (Canada)	3,400	171,276
Shenguan Holdings Group Ltd. (China)	58,000	24,081
SLC Agricola SA (Brazil)	2,000	15,346
Snyder’s-Lance, Inc.	1,498	42,229

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
Standard Foods Corp. (Taiwan)	8,000	$21,848
Suedzucker AG (Germany)	5,479	156,263
Taisun Enterprise Co. Ltd. (Taiwan)*	18,000	8,758
Tate & Lyle PLC (United Kingdom)	11,829	131,745
Thai Union Frozen Products PCL (Thailand)	38,000	80,533
Thai Vegetable Oil PCL (Thailand)	37,000	25,891
Tiga Pilar Sejahtera Food Tbk (Indonesia)	112,500	20,534
Tiger Brands Ltd. (South Africa)	3,440	88,881
Tingyi Cayman Islands Holding Corp. (China)	38,000	109,161
Tongaat Hulett Ltd. (South Africa)	4,679	50,523
Toyo Suisan Kaisha Ltd. (Japan)	4,000	133,656
TreeHouse Foods, Inc.*	1,519	109,353
TSH Resources Bhd (Malaysia)	21,600	20,914
Tyson Foods, Inc. (Class A Stock)	10,242	450,750
Ulker Biskuvi Sanayi A/S (Turkey)	2,253	15,840
Unilever NV (Netherlands), CVA	34,183	1,406,112
Unilever PLC (United Kingdom)	30,098	1,287,271
Uni-President China Holdings Ltd. (China)	39,000	32,793
Uni-President Enterprises Corp. (Taiwan)	124,300	216,548
United Plantations Bhd (Malaysia)	1,600	12,298
Universal Robina Corp. (Philippines)	13,470	42,743
Vanguarda Agro SA (Brazil)*	4,400	5,914
Vilmorin & Cie SA (France)	597	83,762
Viscofan SA (Spain)	1,089	56,975
Want Want China Holdings Ltd. (China)	90,000	134,651
Warabeya Nichiyo Co. Ltd. (Japan)	3,900	73,765
WhiteWave Foods Co. (The) (Class A Stock)*	2,918	83,280
Wilmar International Ltd. (Singapore)	94,000	259,015
Yakult Honsha Co. Ltd. (Japan)	2,500	125,494
Yamazaki Baking Co. Ltd. (Japan)	12,000	141,887

		30,814,038

Gas Utilities — 0.1%
AGL Resources, Inc.	4,088	200,148
APA Group (Australia)	25,440	151,624
Atmos Energy Corp.	2,198	103,592
Aygaz A/S (Turkey)	3,681	14,488
China Gas Holdings Ltd. (China)	52,000	81,342
China Oil & Gas Group Ltd. (Hong Kong)	180,000	30,677
China Resources Gas Group Ltd. (China)	20,000	63,756
E1 Corp. (South Korea)	1,146	76,646
Empresa de Energia de Bogota SA (Colombia)	26,465	21,406
Enagas SA (Spain)	3,000	91,261
ENN Energy Holdings Ltd. (China)	68,000	474,394
Gas Natural SDG SA (Spain)	7,810	219,723
Gasco SA (Chile)	1,947	20,593
Great Taipei Gas Co. Ltd. (Taiwan)	47,000	35,961
Hong Kong & China Gas Co. Ltd. (Hong Kong)	87,800	191,822
Korea District Heating Corp. (South Korea)	772	49,430
Korea Gas Corp. (South Korea)	1,986	116,458
Laclede Group, Inc. (The)	1,106	52,148
National Fuel Gas Co.	932	65,277
New Jersey Resources Corp.	1,145	57,021
Northwest Natural Gas Co.	1,611	70,900
ONE Gas, Inc.*	487	17,498
Osaka Gas Co. Ltd. (Japan)	71,000	268,343

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Gas Utilities (cont’d.)
Perusahaan Gas Negara Persero Tbk PT (Indonesia)	166,600	$75,609
Petronas Gas Bhd (Malaysia)	7,000	51,056
Piedmont Natural Gas Co., Inc.(a)	1,710	60,517
Questar Corp.	4,823	114,691
Rubis SCA (France)	1,549	111,488
Samchully Co. Ltd. (South Korea)	728	95,769
Snam SpA (Italy)	30,966	181,385
Southwest Gas Corp.	1,408	75,258
Toho Gas Co. Ltd. (Japan)	15,000	81,502
Tokyo Gas Co. Ltd. (Japan)	85,000	431,005
Towngas China Co. Ltd. (Hong Kong)	64,000	78,290
UGI Corp.	2,642	120,502

		3,951,580

Health Care Equipment & Supplies — 0.5%
Abbott Laboratories	35,357	1,361,598
Ansell Ltd. (Australia)	2,741	46,832
Apex Biotechnology Corp. (Taiwan)	4,000	8,978
Asahi Intecc Co. Ltd. (Japan)	17,200	689,087
Baxter International, Inc.	10,715	788,410
Becton, Dickinson and Co.	3,236	378,871
BioMerieux (France)	11,112	1,218,865
Biosensors International Group Ltd. (Singapore)	94,000	69,929
Boston Scientific Corp.*	24,656	333,349
C.R. Bard, Inc.	1,574	232,920
CareFusion Corp.*	6,874	276,472
Cochlear Ltd. (Australia)	803	42,504
Coloplast A/S (Denmark) (Class B Stock)	1,535	124,106
Cooper Cos., Inc. (The)	845	116,069
Covidien PLC	9,058	667,212
Cyberonics, Inc.*	319	20,815
DENTSPLY International, Inc.	3,458	159,206
DiaSorin SpA (Italy)	308	13,225
Edwards Lifesciences Corp.*(a)	1,941	143,964
Eiken Chemical Co. Ltd. (Japan)	37,900	657,164
Elekta AB (Sweden) (Class B Stock)(a)	6,517	86,757
Essilor International SA (France)	3,175	320,417
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	17,022	62,790
Getinge AB (Sweden) (Class B Stock)	3,213	90,714
Globus Medical, Inc. (Class A Stock)*	1,751	46,559
GN Store Nord A/S (Denmark)	5,365	133,178
Golden Meditech Holdings Ltd. (Hong Kong)	212,000	21,054
Greatbatch, Inc.*	1,192	54,737
Haemonetics Corp.*	1,817	59,216
Hartalega Holdings Bhd (Malaysia)	6,400	13,425
Hill-Rom Holdings, Inc.	1,516	58,427
Hogy Medical Co. Ltd. (Japan)	900	46,122
Hologic, Inc.*(a)	6,139	131,989
IDEXX Laboratories, Inc.*	710	86,194
Integra Lifesciences Holdings Corp.*	718	33,021
Intuitive Surgical, Inc.*	572	250,530
Invacare Corp.	2,768	52,786
Kossan Rubber Industries (Malaysia)	15,200	19,844
Masimo Corp.*(a)	1,599	43,669
Medtronic, Inc.	20,151	1,240,093
Mindray Medical International Ltd. (China), ADR(a)	3,800	122,968
Nihon Kohden Corp. (Japan)	1,400	55,756

	Shares	Value
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (cont’d.)
Nipro Corp. (Japan)	7,200	$64,672
Olympus Corp. (Japan)*	3,000	95,792
ResMed, Inc.(a)	2,561	114,451
Shandong Weigao Group Medical Polymer Co. Ltd. (China) (Class H Stock)	36,000	41,114
Sirona Dental Systems, Inc.*	1,069	79,822
Smith & Nephew PLC (United Kingdom)	24,115	366,254
Sonova Holding AG (Switzerland)*	2,905	424,992
Sorin SpA (Italy)*	25,415	75,944
St Shine Optical Co. Ltd. (Taiwan)	1,000	22,352
St. Jude Medical, Inc.	5,237	342,447
Stryker Corp.	5,073	413,297
Supermax Corp. Bhd (Malaysia)	20,400	16,242
Symmetry Medical, Inc.*	2,495	25,100
Sysmex Corp. (Japan)	2,000	63,765
Teleflex, Inc.	1,434	153,782
Terumo Corp. (Japan)	7,800	169,894
Thoratec Corp.*	1,497	53,608
Top Glove Corp. Bhd (Malaysia)	10,300	15,633
Varian Medical Systems, Inc.*(a)	1,931	162,185
Volcano Corp.*	1,671	32,935
West Pharmaceutical Services, Inc.	2,408	106,072
William Demant Holding A/S (Denmark)*	759	64,863
Zimmer Holdings, Inc.	4,052	383,238

		13,668,276

Health Care Providers & Services — 0.5%
Acadia Healthcare Co., Inc.*(a)	1,232	55,588
Aetna, Inc.	11,216	840,864
Air Methods Corp.*	700	37,401
Alfresa Holdings Corp. (Japan)	2,700	176,067
AmerisourceBergen Corp.	5,019	329,196
Bangkok Dusit Medical Services PCL (Thailand) (Class F Stock)*	6,700	27,469
Banmedica SA (Chile)	10,104	16,399
Bioscrip, Inc.*	1,783	12,445
BML, Inc. (Japan)	1,600	60,136
Bumrungrad Hospital PCL (Thailand)	8,900	26,406
Cardinal Health, Inc.	6,646	465,087
Catamaran Corp.*	4,700	210,278
Celesio AG (Germany)	1,502	51,342
Centene Corp.*	1,263	78,622
Chemed Corp.(a)	435	38,911
CIGNA Corp.	9,074	759,766
Community Health Systems, Inc.*	3,451	135,176
Cruz Blanca Salud SA (Chile)	20,232	16,971
DaVita HealthCare Partners, Inc.*	3,874	266,725
Diagnosticos da America SA (Brazil)	2,500	16,858
Express Scripts Holding Co.*	18,523	1,390,892
Fleury SA (Brazil)	2,500	21,067
Fresenius Medical Care AG & Co. KGaA (Germany)	6,238	436,455
Fresenius SE & Co. KGaA (Germany)	3,186	500,105
Hanger, Inc.*	1,120	37,722
Health Net, Inc.*	3,248	110,464
Healthways, Inc.*	623	10,678
Henry Schein, Inc.*	1,353	161,508
Humana, Inc.	5,124	577,577
KPJ Healthcare Bhd (Malaysia)	10,250	9,385
Laboratory Corp. of America Holdings*(a)	2,215	217,535
Leisureworld Sr. Care Corp. (Canada)	5,800	63,902

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services (cont’d.)
Life Healthcare Group Holdings Ltd. (South Africa)	7,927	$28,964
LifePoint Hospitals, Inc.*	1,853	101,081
Magellan Health Services, Inc.*	1,182	70,152
McKesson Corp.	4,545	802,511
Mediclinic International Ltd. (South Africa)	3,776	26,809
Medipal Holdings Corp. (Japan)	12,700	194,471
MEDNAX, Inc.*	2,334	144,661
Miraca Holdings, Inc. (Japan)	1,800	78,852
Molina Healthcare, Inc.*(a)	786	29,522
Netcare Ltd. (South Africa)	5,303	11,767
Nichii Gakkan Co. (Japan)	3,800	35,322
Odontoprev SA (Brazil)	4,000	16,060
Omnicare, Inc.	2,932	174,952
Orpea (France)	2,316	153,235
Owens & Minor, Inc.	2,124	74,404
Patterson Cos., Inc.	2,296	95,881
Primary Health Care Ltd. (Australia)	25,303	110,778
Profarma Distribuidora de Produtos Farmaceuticos SA (Brazil)	1,300	10,130
Qualicorp SA (Brazil)*	2,800	28,160
Quest Diagnostics, Inc.(a)	3,830	221,834
Ramsay Health Care Ltd. (Australia)	2,015	90,039
Rhoen Klinikum AG (Germany)	4,259	136,418
Ryman Healthcare Ltd. (New Zealand)	18,429	140,115
Select Medical Holdings Corp.	3,739	46,551
Shanghai Pharmaceuticals Holding Co. Ltd. (China) (Class H Stock)	34,100	77,551
Ship Healthcare Holdings, Inc. (Japan)	800	30,664
Sinopharm Group Co. Ltd. (China) (Class H Stock)	21,600	59,371
Sonic Healthcare Ltd. (Australia)	9,981	159,907
Suzuken Co. Ltd. (Japan)	3,500	135,393
Synergy Health PLC (United Kingdom)	2,823	64,959
Team Health Holdings, Inc.*(a)	1,236	55,311
Toho Holdings Co. Ltd. (Japan)	3,100	65,412
UnitedHealth Group, Inc.	25,905	2,123,951
Universal Health Services, Inc. (Class B Stock)	2,103	172,593
VCA Antech, Inc.*	2,807	90,470
WellCare Health Plans, Inc.*	1,321	83,910
WellPoint, Inc.	12,879	1,282,104

		14,383,262

Health Care Technology
Allscripts Healthcare Solutions, Inc.*	4,441	80,071
Cerner Corp.*	3,219	181,069
HMS Holdings Corp.*	1,300	24,765
M3, Inc. (Japan)	53,400	875,736
MedAssets, Inc.*	1,027	25,377
Quality Systems, Inc.	803	13,555

		1,200,573

Healthcare Services
Bangkok Chain Hospital PCL (Thailand)	57,500	12,585
MD Medical Group Investments PLC (Russia), GDR	1,148	9,747

		22,332

Hotels, Restaurants & Leisure — 0.4%
Accordia Golf Co. Ltd. (Japan)	4,100	46,052

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Ajisen China Holdings Ltd. (Hong Kong)	14,000	$12,657
Ambassador Hotel (The) (Taiwan)	17,000	15,938
Aristocrat Leisure Ltd. (Australia)	10,140	50,663
Autogrill SpA (Italy)*	4,597	47,108
Berjaya Sports Toto Bhd (Malaysia)	13,100	15,922
BHG SA - Brazil Hospitality Group (Brazil)*	1,300	8,571
BJ’s Restaurants, Inc.*	851	27,836
Bloomin’ Brands, Inc.*	1,498	36,102
Bob Evans Farms, Inc.	1,195	59,786
Brinker International, Inc.	696	36,505
Burger King Worldwide, Inc.	2,231	59,233
Carnival Corp.	21,330	807,554
Carnival PLC	17,058	649,525
Central Plaza Hotel PCL (Thailand)	12,400	11,563
Cheesecake Factory, Inc. (The)	666	31,722
China Travel International Investment Hong Kong Ltd. (China)	244,000	48,814
Chipotle Mexican Grill, Inc.*	262	148,829
City Lodge Hotels Ltd. (South Africa)	950	10,557
Compass Group PLC (United Kingdom)	29,474	450,030
Cracker Barrel Old Country Store, Inc.	684	66,512
Crown Resorts Ltd. (Australia)	7,678	118,750
Darden Restaurants, Inc.(a)	3,054	155,021
Doutor Nichires Holdings Co. Ltd. (Japan)	38,300	674,343
Dunkin’ Brands Group, Inc.(a)	1,606	80,589
Echo Entertainment Group Ltd. (Australia)	135,287	307,948
Famous Brands Ltd. (South Africa)	1,229	11,587
Greene King PLC (United Kingdom)	98,537	1,484,740
Gtech SpA (Italy)	2,688	81,666
HIS Co. Ltd. (Japan)	10,200	580,849
Hotel Shilla Co. Ltd. (South Korea)	979	79,289
International Meal Co. Holdings SA (Brazil)*	2,200	16,716
Intralot SA-Integrated Lottery Systems & Services (Greece)	19,952	63,422
Jack in the Box, Inc.*	1,845	108,744
Jollibee Foods Corp. (Philippines)	5,940	22,678
Kangwon Land, Inc. (South Korea)	3,070	89,557
Kappa Create Holdings Co. Ltd. (Japan)*	8,200	78,241
Kuoni Reisen Holding AG (Switzerland)*	189	84,909
Kura Corp. (Japan)	3,100	62,152
Ladbrokes PLC (United Kingdom)	25,434	57,294
Leofoo Development Co. (Taiwan)*	17,000	6,601
Major Cineplex Group PCL (Thailand)	21,300	12,410
Marriott Vacations Worldwide Corp.*	1,456	81,405
Matsuya Foods Co. Ltd. (Japan)	2,300	39,966
McDonald’s Corp.	20,580	2,017,457
McDonald’s Holdings Co. Japan Ltd. (Japan)	3,400	91,407
Melia Hotels International SA (Spain)(a)	4,952	63,785
Minor International PCL (Thailand)	33,500	25,610
Norwegian Cruise Line Holdings Ltd.*	903	29,140
OPAP SA (Greece)	2,412	38,728
Orbis SA (Poland)	833	12,039
Oriental Land Co. Ltd. (Japan)	1,200	182,426
OUE Ltd. (Singapore)	32,000	57,052
Panera Bread Co. (Class A Stock)*	311	54,882
Papa John’s International, Inc.	1,254	65,346
Plenus Co. Ltd. (Japan)	3,000	69,695
Rank Group PLC (United Kingdom)	1,620	4,270
Resorttrust, Inc. (Japan)	3,000	46,471

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Restaurant Group PLC (The) (United Kingdom)	7,059	$83,944
REXLot Holdings Ltd. (Hong Kong)	500,000	58,150
Saizeriya Co. Ltd. (Japan)	4,600	57,002
Shangri-La Asia Ltd. (Hong Kong)	72,000	118,060
Six Flags Entertainment Corp	3,068	123,180
SKYCITY Entertainment Group Ltd. (New Zealand)	45,614	155,682
Sodexo (France)	2,390	250,501
Starbucks Corp.	9,028	662,475
Sun International Ltd. (South Africa)	2,918	26,223
Tatts Group Ltd. (Australia)	41,052	110,541
Texas Roadhouse, Inc.	1,698	44,284
Tim Hortons, Inc. (Canada)	3,700	204,630
Tokyo Dome Corp. (Japan)	9,000	46,074
Tsogo Sun Holdings Ltd. (South Africa)	6,430	15,464
WATAMI Co. Ltd. (Japan)	7,500	109,427
Whitbread PLC (United Kingdom)	3,491	242,314
William Hill PLC (United Kingdom)	22,492	127,966
Wowprime Corp. (Taiwan)	1,000	14,535
Yoshinoya Holdings Co. Ltd. (Japan)	6,400	81,584
Yum! Brands, Inc.	5,793	436,734
Zensho Holdings Co. Ltd. (Japan)	5,600	54,815

		12,722,249

Household Durables — 0.3%
Ability Enterprise Co. Ltd. (Taiwan)	50,000	31,960
Alpine Electronics, Inc. (Japan)	5,300	69,328
Altek Corp. (Taiwan)	33,000	37,061
AmTRAN Technology Co. Ltd. (Taiwan)	61,000	39,036
Arcelik A/S (Turkey)	7,948	44,400
Bellway PLC (United Kingdom)	25,220	698,188
Berkeley Group Holdings PLC (United Kingdom)	4,852	212,285
Bovis Homes Group PLC (United Kingdom)	5,300	79,277
Casio Computer Co. Ltd. (Japan)	8,700	102,869
Coway Co. Ltd. (South Korea)	1,171	82,070
De’longhi SpA (Italy)	3,527	79,475
Direcional Engenharia SA (Brazil)	4,600	20,294
Dorel Industries, Inc. (Canada) (Class B Stock)	14,400	481,824
Electrolux AB (Sweden) (Class B Stock)	5,572	122,002
EZ TEC Empreendimentos e Participacoes SA (Brazil)	1,700	20,971
Forbo Holding AG (Switzerland)*	68	71,381
Funai Electric Co. Ltd. (Japan)	5,600	55,839
Garmin Ltd.(a)	3,536	195,399
GUD Holdings Ltd. (Australia)	10,585	53,567
Haier Electronics Group Co. Ltd. (Hong Kong)	22,000	59,713
Hanssem Co. Ltd. (South Korea)	8,740	575,003
Helbor Empreendimentos SA (Brazil)	2,900	10,084
Helen of Troy Ltd.*	1,358	94,014
Husqvarna AB (Sweden) (Class B Stock)	15,764	110,067
Iida Group Holdings Co. Ltd. (Japan)	31,254	432,768
Kinpo Electronics (Taiwan)	72,000	27,972
Leggett & Platt, Inc.(a)	5,284	172,470
Megawide Construction Corp. (Philippines)*	.25,100	6,676
Metall Zug AG (Switzerland) (Class B Stock)	39	116,023
Misawa Homes Co. Ltd. (Japan)	2,400	30,957
Nexity SA (France)	28,536	1,223,166

	Shares	Value
COMMON STOCKS (Continued)
Household Durables (cont’d.)
Nikon Corp. (Japan)	15,800	$254,542
NVR, Inc.*	74	84,878
PanaHome Corp. (Japan)	7,000	48,094
Panasonic Corp. (Japan)	53,200	605,048
Persimmon PLC (United Kingdom)*	42,492	954,441
Rinnai Corp. (Japan)	1,100	96,758
Sampo Corp. (Taiwan)	72,000	29,952
Sangetsu Co. Ltd. (Japan)	1,700	44,569
SEB SA (France)	1,209	104,330
Sekisui Chemical Co. Ltd. (Japan)	20,000	207,725
Sekisui House Ltd. (Japan)	33,600	415,567
Sharp Corp. (Japan)*	25,000	76,135
Skyworth Digital Holdings Ltd. (Hong Kong)	132,185	72,787
Steinhoff International Holdings Ltd. (South Africa)	63,556	307,390
Sumitomo Forestry Co. Ltd. (Japan)	9,900	99,344
Taiwan Sanyo Electric Co. Ltd. (Taiwan)	15,000	19,219
Tamron Co. Ltd. (Japan)	1,200	28,350
Tatung Co. Ltd. (Taiwan)*	234,000	73,097
TCL Multimedia Technology Holdings Ltd. (China)	42,000	16,205
Token Corp. (Japan)	540	24,531
Tupperware Brands Corp	1,294	108,385
Welling Holding Ltd. (China)	74,000	22,549

		9,050,035

Household Products — 0.3%
Church & Dwight Co., Inc	3,473	239,880
Clorox Co. (The)(a)	1,593	140,200
Colgate-Palmolive Co.	6,567	426,001
Energizer Holdings, Inc.	1,777	179,015
Harbinger Group, Inc.*	2,412	29,499
Henkel AG & Co. KGaA (Germany)	2,544	255,847
Kimberly-Clark Corp.(g)	7,380	813,645
Kimberly-Clark de Mexico SAB de CV (Mexico) (Class A Stock)	16,600	44,312
LG Household & Health Care Ltd. (South Korea)	97	41,935
NVC Lighting Holding Ltd. (China)	119,000	33,475
Pigeon Corp. (Japan)	700	31,540
Procter & Gamble Co. (The)	64,702	5,214,981
PZ Cussons PLC (United Kingdom)	8,548	50,317
Reckitt Benckiser Group PLC (United Kingdom)	12,677	1,034,500
Spectrum Brands Holdings, Inc.	1,004	80,019
Svenska Cellulosa AB (Sweden) (Class B Stock)	17,496	515,277
Unicharm Corp. (Japan)	2,500	133,392
Unilever Indonesia Tbk PT (Indonesia)	6,100	15,828
Vinda International Holdings Ltd. (China)	28,000	40,776

		9,320,439

Independent Power & Renewable Electricity Producers — 0.1%
Aboitiz Power Corp. (Philippines)	47,400	39,346
AES Gener SA (Chile)	115,737	64,161
Akenerji Elektrik Uretim A/S (Turkey)*	24,731	11,437
Beijing Jingneng Clean Energy Co. Ltd. (China) (Class H Stock)	48,000	22,047
Calpine Corp.*	7,118	148,837
China Datang Corp. Renewable Power Co. Ltd. (China) (Class H Stock)	114,000	18,132

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Independent Power & Renewable Electricity Producers (cont’d.)
China Longyuan Power Group Corp. (China) (Class H Stock)	77,000	$77,591
China Power International Development Ltd. (China)	159,000	55,225
China Power New Energy Development Co. Ltd. (China)*	420,000	28,786
China Resources Power Holdings Co. Ltd. (China)	90,000	235,098
Colbun SA (Chile)	360,483	89,007
Datang International Power Generation Co. Ltd. (China) (Class H Stock)	148,000	54,039
Drax Group PLC (United Kingdom)	8,812	112,669
E.ON Russia JSC (Russia)	296,000	20,504
EDP Renovaveis SA (Portugal)	13,235	88,100
Electric Power Development Co. Ltd. (Japan)	6,300	177,190
Empresa Nacional de Electricidad SA (Chile), ADR	2,881	124,402
Enel Green Power SpA (Italy)	47,430	133,206
First Gen Corp. (Philippines)	102,000	42,753
Huadian Power International Corp. Ltd. (China) (Class H Stock)	80,000	38,906
Huaneng Power International, Inc. (China) (Class H Stock)	160,000	153,572
Huaneng Renewables Corp. Ltd. (China) (Class H Stock)	90,000	30,587
NRG Energy, Inc.	10,237	325,537
Ratchaburi Electricity Generating Holding PCL (Thailand)	7,000	11,167
SPCG PCL (Thailand)*	13,300	7,831
Taiwan Cogeneration Corp. (Taiwan)	58,000	36,104
Tractebel Energia SA (Brazil)	2,600	40,679
TransAlta Corp. (Canada)	5,600	65,042
Zorlu Enerji Elektrik Uretim A/S (Turkey)*	37,348	19,569

		2,271,524

Industrial Conglomerates — 0.5%
3M Co	10,166	1,379,120
Aboitiz Equity Ventures, Inc. (Philippines)	54,150	67,711
Akfen Holding A/S (Turkey)	724	1,349
Antarchile SA (Chile)	6,065	80,738
Beijing Enterprises Holdings Ltd. (China)	17,000	152,496
Boustead Holdings Bhd (Malaysia)	27,900	46,320
Cahya Mata Sarawak Bhd (Malaysia)	9,700	29,139
CJ Corp. (South Korea)	613	78,519
Danaher Corp.	13,378	1,003,350
DCC PLC (Ireland)	3,331	181,036
DMCI Holdings, Inc. (Philippines)	27,630	43,134
Dogan Sirketler Grubu Holding A/S (Turkey)*	59,693	18,698
Enka Insaat ve Sanayi A/S (Turkey)	10,415	31,093
General Electric Co.	269,234	6,970,468
HAP Seng Consolidated Bhd (Malaysia)	40,500	37,348
Hopewell Holdings Ltd. (Hong Kong)	41,000	141,080
Hosken Consolidated Investments Ltd. (South Africa)	3,833	54,429
Hutchison Whampoa Ltd. (Hong Kong)	83,000	1,101,561
Jardine Matheson Holdings Ltd. (Hong Kong)	5,200	328,016
Jardine Strategic Holdings Ltd. (Hong Kong)	5,500	197,230
JG Summit Holdings, Inc. (Philippines)	80,160	88,509

	Shares	Value
COMMON STOCKS (Continued)
Industrial Conglomerates (cont’d.)
Kombassan Holdings A/S (Turkey)*	22,406	$24,601
Koninklijke Philips NV (Netherlands)	21,071	741,264
MMC Corp. Bhd (Malaysia)	31,400	27,111
Nisshinbo Holdings, Inc. (Japan)	12,000	102,524
NWS Holdings Ltd. (Hong Kong)	44,000	74,256
Quinenco SA (Chile)	6,202	13,459
Reunert Ltd. (South Africa)	3,974	24,345
Samsung Techwin Co. Ltd. (South Korea)	1,222	66,660
San Miguel Corp. (Philippines)	74,140	125,703
Shanghai Industrial Holdings Ltd. (China)	28,000	93,510
Siemens AG (Germany)	17,815	2,402,591
Sime Darby Bhd (Malaysia)	66,300	189,151
Smiths Group PLC (United Kingdom)	8,875	188,572
Tianjin Development Holdings Ltd. (China)*	46,000	31,787
Turkiye Sise ve Cam Fabrikalari A/S (Turkey)	23,914	25,929
Yazicilar Holding A/S (Turkey) (Class A Stock)	1,208	10,223

		16,173,030

Insurance — 1.0%
ACE Ltd.	11,950	1,183,767
Admiral Group PLC (United Kingdom)	4,300	102,387
AIA Group Ltd. (Hong Kong)	223,200	1,061,573
Alleghany Corp.*	680	277,018
Allied World Assurance Co. Holdings AG	1,982	204,523
Allstate Corp. (The)(a)	16,479	932,382
American Financial Group, Inc.	2,873	165,801
Amlin PLC (United Kingdom)	15,510	125,209
Amtrust Financial Services, Inc.(a)	1,300	48,893
AON PLC (United Kingdom)	6,532	550,517
Arch Capital Group Ltd.*	3,542	203,807
Argo Group International Holdings Ltd.	1,021	46,864
Arthur J Gallagher & Co.	2,354	112,003
Aspen Insurance Holdings Ltd.	4,914	195,086
Assicurazioni Generali SpA (Italy)	33,056	736,809
Assurant, Inc.	3,778	245,419
Axis Capital Holdings Ltd.	6,001	275,146
Baloise Holding AG (Switzerland)	1,414	177,996
BB Seguridade Participacoes SA (Brazil)	7,600	83,436
Beazley PLC (United Kingdom)	255,543	1,126,221
Brasil Insurance Participacoes e Administracao SA (Brazil)	2,000	10,137
Brown & Brown, Inc.	2,438	74,993
Catlin Group Ltd. (United Kingdom)	16,539	148,365
China Taiping Insurance Holdings Co. Ltd. (China)*	39,200	70,346
Chubb Corp. (The)	8,299	741,101
Cincinnati Financial Corp.	2,804	136,443
CNinsure, Inc. (China), ADR*	2,600	19,500
CNP Assurances SA (France)	6,499	137,650
Delta Lloyd NV (Netherlands)	33,723	934,870
Direct Line Insurance Group PLC (United Kingdom)	200,248	792,873
Discovery Ltd. (South Africa)	5,537	44,356
Dongbu Insurance Co. Ltd. (South Korea)	2,080	107,938
Endurance Specialty Holdings Ltd.	2,527	136,028
Euler Hermes SA (France)	725	91,557
Everest Re Group Ltd.	1,965	300,743
Fairfax Financial Holdings Ltd. (Canada)	700	303,935

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Fidelity National Financial, Inc. (Class A Stock)	6,291	$197,789
First American Financial Corp.(a)	5,004	132,856
First Insurance Co. Ltd. (Taiwan)	43,000	26,968
Gjensidige Forsikring ASA (Norway)	8,354	169,619
Great Eastern Holdings Ltd. (Singapore)	2,000	29,775
Great-West Lifeco, Inc. (Canada)	6,100	168,129
Grupo Catalana Occidente SA (Spain)	1,752	71,271
Hannover Rueckversicherung AG (Germany)	2,080	186,058
Hanover Insurance Group, Inc. (The)	2,330	143,155
Hanwha Life Insurance Co. Ltd. (South Korea)	13,570	89,092
HCC Insurance Holdings, Inc.	4,345	197,654
Hilltop Holdings, Inc.*	3,067	72,964
Hiscox Ltd. (United Kingdom)	8,977	102,067
Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)	2,940	84,950
Insurance Australia Group Ltd. (Australia)	48,009	248,307
Intact Financial Corp. (Canada)	5,800	360,959
Kemper Corp	2,112	82,727
Korean Reinsurance Co. (South Korea)	8,170	79,256
Lancashire Holdings Ltd. (United Kingdom)	.8,641	98,535
Liberty Holdings Ltd. (South Africa)	3,639	42,931
LIG Insurance Co. Ltd. (South Korea)	3,830	112,634
Loews Corp	13,535	596,217
Long Bon International Co. Ltd. (Taiwan)	33,000	20,203
Mapfre SA (Spain)	23,214	97,952
Markel Corp.*	316	188,368
Marsh & McLennan Cos., Inc.	8,504	419,247
Meadowbrook Insurance Group, Inc.(a)	3,125	18,219
Mercuries Life Insurance Co. Ltd. (Taiwan)*	22,920	13,680
Mercury General Corp.	3,142	141,641
MMI Holdings Ltd. (South Africa)	30,742	71,905
Montpelier Re Holdings Ltd. (Bermuda)	3,403	101,273
Muenchener Rueckversicherungs AG (Germany)	6,319	1,380,817
NKSJ Holdings, Inc. (Japan)	16,100	413,358
Old Republic International Corp.	7,075	116,030
PartnerRe Ltd.	3,152	326,232
People’s Insurance Co. Group of China Ltd. (China) (Class H Stock)	322,000	133,163
Platinum Underwriters Holdings Ltd.	2,052	123,325
Porto Seguro SA (Brazil)	2,700	37,460
Power Corp. of Canada (Canada)	11,100	303,430
Power Financial Corp. (Canada)	4,300	133,142
Powszechny Zaklad Ubezpieczen SA (Poland)	1,246	177,059
Primerica, Inc.	2,246	105,809
ProAssurance Corp.	2,961	131,853
Progressive Corp. (The)	9,814	237,695
QBE Insurance Group Ltd. (Australia)	31,647	376,092
Rand Merchant Insurance Holdings Ltd. (South Africa)	13,832	37,761
Reinsurance Group of America, Inc	3,951	314,618
RenaissanceRe Holdings Ltd	2,146	209,450
Resolution Ltd. (United Kingdom)	55,336	275,692
RSA Insurance Group PLC (United Kingdom)	115,802	172,883
Sampo OYJ (Finland) (Class A Stock)	10,017	519,982

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	910	$204,978
Samsung Life Insurance Co. Ltd. (South Korea)	3,721	351,699
Sanlam Ltd. (South Africa)	33,323	182,025
Santam Ltd. (South Africa)	1,165	21,502
SCOR SE (France)	9,212	322,655
Shin Kong Financial Holding Co. Ltd. (Taiwan)	562,265	177,964
Shinkong Insurance Co. Ltd. (Taiwan)	31,000	24,200
Societa Cattolica di Assicurazioni Scrl (Italy)	4,352	111,706
Sony Financial Holdings, Inc. (Japan)	6,600	107,923
St James’s Place PLC (United Kingdom)	91,046	1,254,619
StanCorp Financial Group, Inc.(a)	1,206	80,561
Stewart Information Services Corp.	1,044	36,676
Sul America SA (Brazil), UTS	4,400	29,185
Suncorp Group Ltd. (Australia)	37,659	450,682
Symetra Financial Corp.	4,839	95,909
Talanx AG (Germany)*	2,031	73,059
Thai Reinsurance PCL (Thailand)*	70,900	6,906
Tokio Marine Holdings, Inc. (Japan)	33,500	1,004,678
Topdanmark A/S (Denmark)*	3,615	105,183
Torchmark Corp.	2,699	212,411
Tower Group International Ltd.	1,753	4,733
Travelers Cos., Inc. (The)	13,549	1,153,020
Tryg A/S (Denmark)	670	66,275
Unipol Gruppo Finanziario SpA (Italy)	12,537	98,157
UnipolSai SpA (Italy)*	36,141	138,564
Validus Holdings Ltd.	6,984	263,367
Vienna Insurance Group AG Wiener Versicherung Gruppe (Austria)	1,591	78,619
W.R. Berkley Corp.	6,794	282,766
Willis Group Holdings PLC	3,513	155,029
Zurich Insurance Group AG (Switzerland)*	5,433	1,668,555

		30,561,550

Internet & Catalog Retail — 0.1%
Amazon.com, Inc.*	1,510	508,145
ASKUL Corp. (Japan)	1,600	50,430
Ctrip.com International Ltd. (China), ADR*(a)	7,018	353,848
HomeAway, Inc.*(a)	915	34,468
HSN, Inc.	631	37,690
Liberty Ventures (Class A Stock)*	2,065	269,131
Netflix, Inc.*	305	107,369
priceline.com, Inc.*	740	881,999
Rakuten, Inc. (Japan)	14,800	197,693
Start Today Co. Ltd. (Japan)	900	23,024
TripAdvisor, Inc.*(a)	1,117	101,189

		2,564,986

Internet Software & Services — 0.4%
21Vianet Group, Inc. (China), ADR*(a)	700	20,090
AfreecaTV Co. Ltd. (South Korea)	6,043	134,693
AOL, Inc.*	2,601	113,846
Baidu, Inc. (China), ADR*	3,400	518,092
Bankrate, Inc.*(a)	2,194	37,166
Blucora, Inc.*	1,983	39,045
carsales.com Ltd. (Australia)	2,334	23,544
CoStar Group, Inc.*	107	19,981
Digital River, Inc.*	2,709	47,218

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Internet Software & Services (cont’d.)
eBay, Inc.*	22,902	$1,265,106
Facebook, Inc. (Class A Stock)*	13,470	811,433
GMO internet, Inc. (Japan)	36,200	360,399
Google, Inc. (Class A Stock)*	4,634	5,164,639
Gree, Inc. (Japan)(a)	6,100	67,433
IAC/InterActiveCorp.	1,878	134,070
j2 Global, Inc.	1,232	61,662
Kakaku.com, Inc. (Japan)	2,100	34,141
Liquidity Services, Inc.*(a)	762	19,850
Mail.ru Group Ltd. (Russia), GDR, RegS	2,202	78,061
NAVER Corp. (South Korea)	440	321,495
NetEase, Inc. (China), ADR(a)	2,200	148,060
NIC, Inc.	1,542	29,776
Pacific Online Ltd. (China)	28,000	17,362
PChome Online, Inc. (Taiwan)	2,000	15,008
Phoenix New Media Ltd. (China), ADR*	1,700	17,629
Qihoo 360 Technology Co. Ltd. (China), ADR*	800	79,664
SINA Corp. (China)*	800	48,328
Sohu.com, Inc. (China)*	600	39,054
Telecity Group PLC (United Kingdom)	5,096	59,383
Tencent Holdings Ltd. (China)	7,800	544,441
VistaPrint NV*	1,154	56,800
WebMD Health Corp.*(a)	922	38,171
Xoom Corp.*	476	9,292
Yahoo! Japan Corp. (Japan)	21,600	105,817
Yahoo!, Inc.*	17,119	614,572
Yandex NV (Russia) (Class A Stock)*	2,100	63,399
YY, Inc. (China), ADR*	300	22,908

		11,181,628

IT Services — 0.6%
Accenture PLC (Class A Stock)	10,036	800,070
Amadeus IT Holding SA (Spain) (Class A Stock)	5,362	222,820
Amdocs Ltd.	7,110	330,331
Atea ASA (Norway)	10,033	110,248
AtoS (France)	2,287	206,674
Automatic Data Processing, Inc.	6,093	470,745
Bechtle AG (Germany)	68	5,853
Booz Allen Hamilton Holding Corp.	3,134	68,948
Broadridge Financial Solutions, Inc.	3,346	124,270
CACI International, Inc. (Class A Stock)*	1,182	87,232
Cap Gemini SA (France)	25,250	1,911,600
Cardtronics, Inc.*	1,103	42,852
CGI Group, Inc. (Canada) (Class A Stock)*	7,400	228,460
Chinasoft International Ltd. (China)*	32,000	10,265
Cielo SA (Brazil)	1,800	57,070
Computer Sciences Corp.	3,475	211,349
Computershare Ltd. (Australia)	96,898	1,089,740
Convergys Corp.	3,879	84,989
Davis & Henderson Corp. (Canada)	3,600	100,689
DST Systems, Inc.	843	79,908
EOH Holdings Ltd. (South Africa)	2,511	19,677
EPAM Systems, Inc.*	985	32,407
ExlService Holdings, Inc.*	81	2,504
Fidelity National Information Services, Inc.	7,949	424,874
Fiserv, Inc.*	6,019	341,217
FleetCor Technologies, Inc.*	1,006	115,791
Forrester Research, Inc.	1,005	36,029
Fujitsu Ltd. (Japan)	77,000	465,429

	Shares	Value
COMMON STOCKS (Continued)
IT Services (cont’d.)
Gartner, Inc.*	1,511	$104,924
Gemalto NV (Netherlands)(a)	1,333	155,251
Genpact Ltd.*	3,725	64,889
Global Payments, Inc.	2,387	169,740
Heartland Payment Systems, Inc.	725	30,051
Indra Sistemas SA (Spain)	3,389	68,103
International Business Machines Corp.	24,962	4,804,935
interXion Holding NV (Netherlands)*	1,993	47,792
Iress Ltd. (Australia)	9,743	77,770
IT Holdings Corp. (Japan)	7,700	126,335
Itochu Techno-Solutions Corp. (Japan)	1,900	80,243
Jack Henry & Associates, Inc.	989	55,147
Leidos Holdings, Inc.(a)	2,536	89,698
MasterCard, Inc. (Class A Stock)	13,194	985,592
MAXIMUS, Inc.	1,717	77,025
NEC Networks & System Integration Corp. (Japan)	2,600	52,809
NET One Systems Co. Ltd. (Japan)	12,700	86,234
NeuStar, Inc. (Class A Stock)*(a)	1,840	59,818
Nihon Unisys Ltd. (Japan)	5,100	49,754
Nomura Research Institute Ltd. (Japan)	3,300	104,103
NS Solutions Corp. (Japan)	1,000	22,675
NTT Data Corp. (Japan)	4,500	174,631
Obic Co. Ltd. (Japan)	2,400	75,735
Otsuka Corp. (Japan)	500	65,216
Paychex, Inc.(a)	4,654	198,260
Recall Holdings Ltd. (Australia)*	4,459	19,225
Science Applications International Corp.	1,449	54,178
SCSK Corp. (Japan)	29,600	798,102
SK C&C Co. Ltd. (South Korea)	746	105,031
SMS Management & Technology Ltd. (Australia)	9,900	32,672
Sonda SA (Chile)	14,933	36,218
Systex Corp. (Taiwan)*	11,000	25,812
Tieto OYJ (Finland)	4,280	109,957
Total System Services, Inc.	3,230	98,224
Travelsky Technology Ltd. (China) (Class H Stock)	42,000	37,300
Vantiv, Inc. (Class A Stock)*	2,398	72,468
Visa, Inc. (Class A Stock)	7,219	1,558,293
Western Union Co. (The)(a)	10,923	178,700
Wirecard AG (Germany)	2,405	99,860

		18,734,811

Leisure Products — 0.1%
Accell Group (Netherlands)	2,844	58,732
Advanced International Multitech Co. Ltd. (Taiwan)	16,000	16,191
Amer Sports OYJ (Finland)	4,678	99,436
Daikoku Denki Co. Ltd. (Japan)	1,000	21,591
Giant Manufacturing Co. Ltd. (Taiwan)	6,000	40,894
Goodbaby International Holdings Ltd. (China)	27,000	14,423
Hasbro, Inc.(a)	2,410	134,044
Heiwa Corp. (Japan)	3,300	56,525
Mars Engineering Corp. (Japan)	1,800	33,900
Mattel, Inc.(a)	9,152	367,087
Merida Industry Co. Ltd. (Taiwan)	4,000	26,599
Namco Bandai Holdings, Inc. (Japan)	9,200	218,222
Sankyo Co. Ltd. (Japan)	2,500	105,216
Sega Sammy Holdings, Inc. (Japan)	6,600	148,162

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Leisure Products (cont’d.)
Shimano, Inc. (Japan)	1,800	$181,056
Smith & Wesson Holding Corp.*	1,481	21,652
Sturm Ruger & Co., Inc.(a)	593	35,461
Tomy Co. Ltd. (Japan)	8,900	41,249
Universal Entertainment Corp. (Japan)	1,100	20,068
Yamaha Corp. (Japan)	8,900	114,470

		1,754,978

Life Sciences Tools & Services — 0.1%
Cambrex Corp.*	875	16,511
Charles River Laboratories International, Inc.*	1,323	79,830
Covance, Inc.*	965	100,263
Eurofins Scientific SE (France)	48	14,348
Gerresheimer AG (Germany)	1,341	87,047
ICON PLC (Ireland)*	1,296	61,625
Illumina, Inc.*(a)	703	104,508
Lonza Group AG (Switzerland)*	1,529	156,010
PerkinElmer, Inc.(a)	2,279	102,692
QIAGEN NV*	9,507	199,699
Techne Corp.	1,169	99,798
Thermo Fisher Scientific, Inc.	7,001	841,800
Waters Corp.*	1,354	146,787
WuXi PharmaTech Cayman, Inc. (China), ADR*	1,700	62,662

		2,073,580

Machinery — 0.4%
Alfa Laval AB (Sweden)	5,621	152,264
Andritz AG (Austria)	1,080	66,778
Atlas Copco AB (Sweden) (Class A Stock)	9,072	261,897
Atlas Copco AB (Sweden) (Class B Stock)	3,121	85,488
Blount International, Inc.*	1,660	19,754
Bodycote PLC (United Kingdom)	89,839	1,209,463
Burckhardt Compression Holding AG (Switzerland)	32	16,651
C Sun Manufacturing Ltd. (Taiwan)	10,000	8,893
Chia Chang Co. Ltd. (Taiwan)	17,000	20,306
China Conch Venture Holdings Ltd. (China)*	18,000	46,055
China International Marine Containers Group Co. Ltd. (China) (Class H Stock)	17,800	41,378
China Rongsheng Heavy Industries Group Holdings Ltd. (China)*	103,000	16,372
CIMC Enric Holdings Ltd. (China)	16,000	22,615
CLARCOR, Inc.	1,352	77,537
Construcciones y Auxiliar de Ferrocarriles SA (Spain)	214	109,805
CSBC Corp. Taiwan (Taiwan)	52,000	32,463
CSR Corp. Ltd. (China) (Class H Stock)	62,000	52,240
Deere & Co.	9,072	823,738
Donaldson Co., Inc.	2,459	104,262
Duerr AG (Germany)	806	62,251
Duro Felguera SA (Spain)	14,063	96,283
Ebara Corp. (Japan)	99,000	620,179
FANUC Corp. (Japan)	2,700	477,339
Fuji Machine Manufacturing Co. Ltd. (Japan)	4,200	36,972
Fujitec Co. Ltd. (Japan)	4,000	54,076
G Shank Enterprise Co. Ltd. (Taiwan)	17,000	13,815
GEA Group AG (Germany)	8,541	390,217
Glory Ltd. (Japan)	3,900	106,945

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Haitian International Holdings Ltd. (China)	157,000	$315,085
HMS Hydraulic Machines and Systems Group PLC (Russia), GDR	18,597	25,478
Hoshizaki Electric Co. Ltd. (Japan)	1,800	67,978
Illinois Tool Works, Inc	7,815	635,594
Interpump Group SpA (Italy)	4,970	76,634
Iochpe-Maxion SA (Brazil)	1,300	12,840
ITT Corp.	2,661	113,784
King Slide Works Co. Ltd. (Taiwan)	2,000	27,312
Koenig & Bauer AG (Germany)	2,088	35,382
Kone OYJ (Finland) (Class B Stock)	4,415	185,380
Kopex SA (Poland)	3,719	16,305
Krones AG (Germany)	800	76,464
Kurita Water Industries Ltd. (Japan)	6,400	138,953
Kyokuto Kaihatsu Kogyo Co. Ltd. (Japan)	5,500	79,428
MAN SE (Germany)	496	63,225
Melrose Industries PLC (United Kingdom)	245,277	1,215,536
Metka SA (Greece)	983	18,404
Mirle Automation Corp. (Taiwan)	11,000	11,573
Mitsubishi Heavy Industries Ltd. (Japan)	105,000	607,569
Nachi-Fujikoshi Corp. (Japan)	66,000	434,544
Oiles Corp. (Japan)	2,800	59,908
Pall Corp.(a)	2,004	179,298
Pfeiffer Vacuum Technology AG (Germany)	509	62,118
Rational AG (Germany)	1,478	526,722
Rechi Precision Co. Ltd. (Taiwan)	12,000	12,957
Rotork PLC (United Kingdom)	1,110	49,062
Sany Heavy Equipment International Holdings Co. Ltd. (China)	68,000	15,286
Scania AB (Sweden) (Class B Stock)	5,621	165,431
Schindler Holding AG (Switzerland)	458	67,520
Schweiter Technologies AG (Switzerland)	135	99,890
Shin Zu Shing Co. Ltd. (Taiwan)	7,000	17,003
Shinmaywa Industries Ltd. (Japan)	7,000	63,985
Sinotruk Hong Kong Ltd. (China)	75,500	40,845
Sintokogio Ltd. (Japan)	4,700	35,894
SKF AB (Sweden) (Class B Stock)	5,772	147,792
SMC Corp. (Japan)	1,500	395,599
SNC Former PCL (Thailand)	48,400	23,155
Spirax-Sarco Engineering PLC (United Kingdom)	23,505	1,133,954
Star Micronics Co. Ltd. (Japan)	3,100	37,467
Syncmold Enterprise Corp. (Taiwan)	11,000	19,069
Tadano Ltd. (Japan)	4,000	51,880
Tong-Tai Machine & Tool Co. Ltd. (Taiwan)	12,000	12,879
Toro Co. (The)	1,669	105,464
Vard Holdings Ltd. (Norway)*	46,000	36,706
Vossloh AG (Germany)	602	56,928
Wartsila OYJ (Finland)	2,517	136,816
WEG SA (Brazil)	2,200	30,697
Xylem, Inc.	5,715	208,140
Yangzijiang Shipbuilding Holdings Ltd. (China)	118,000	101,532
Yungtay Engineering Co. Ltd. (Taiwan)	8,000	22,996

		13,100,497

Marine
Clarkson PLC (United Kingdom)	2,253	92,089
Costamare, Inc. (Greece)(a)	2,929	62,973
Diana Shipping, Inc. (Greece)*	14,572	174,718

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Marine (cont’d.)
Evergreen Marine Corp. Taiwan Ltd. (Taiwan)*	80,000	$46,833
Grindrod Ltd. (South Africa)	11,944	28,938
Kuehne & Nagel International AG (Switzerland)	653	91,383
Navios Maritime Holdings, Inc.	10,251	100,972
Precious Shipping PCL (Thailand)	29,200	25,428
Safe Bulkers, Inc. (Greece)	5,708	54,340
Shih Wei Navigation Co. Ltd. (Taiwan)	20,000	13,540
Sincere Navigation Corp. (Taiwan)	19,000	17,484
Sinotrans Shipping Ltd. (China)	116,000	34,571
Stolt-Nielsen Ltd. (Norway)	3,470	100,574
Trencor Ltd. (South Africa)	7,376	45,610
U-Ming Marine Transport Corp. (Taiwan)	7,000	11,855
Wilh Wilhelmsen ASA (Norway)	10,038	95,141
Wisdom Marine Lines Co. Ltd. (Taiwan)	16,500	18,981

		1,015,430

Media — 0.9%
Aimia, Inc. (Canada)	30,900	496,133
ASATSU-DK, Inc. (Japan)	2,100	43,288
Avex Group Holdings, Inc. (Japan)	1,900	33,419
Axel Springer AG (Germany)	1,891	121,010
BEC World PCL (Thailand)	15,100	25,368
British Sky Broadcasting Group PLC (United Kingdom)	10,091	153,595
Carmike Cinemas, Inc.*	637	19,021
Charter Communications, Inc. (Class A Stock)*(a)	340	41,888
Cheil Worldwide, Inc. (South Korea)*	190	4,286
Cinemark Holdings, Inc.	2,659	77,138
Cineplex, Inc. (Canada)	2,800	106,555
Cineworld Group PLC (United Kingdom)	12,068	62,520
CJ CGV Co. Ltd. (South Korea)	6,490	317,968
Cogeco Cable, Inc. (Canada)	1,400	72,628
Comcast Corp. (Class A Stock)	67,272	3,364,945
Corus Entertainment, Inc. (Canada) (Class B Stock)	3,800	83,906
CyberAgent, Inc. (Japan)	1,200	45,936
Cyfrowy Polsat SA (Poland)*	5,564	39,292
Daiichikosho Co. Ltd. (Japan)	25,300	764,329
Dentsu, Inc. (Japan)	6,800	257,503
Discovery Communications, Inc. (Class A Stock)*	6,154	508,936
DISH Network Corp. (Class A Stock)*	1,545	96,114
DreamWorks Animation SKG, Inc. (Class A Stock)*	2,663	70,703
Eutelsat Communications SA (France)	4,575	155,257
Fuji Media Holdings, Inc. (Japan)	3,400	62,391
GFK SE (Germany)	21,119	1,147,206
Grupo Televisa SAB (Mexico), ADR	7,640	254,336
Hakuhodo DY Holdings, Inc. (Japan)	11,000	76,611
IPSOS (France)	1,656	67,147
ITE Group PLC (United Kingdom)	10,977	34,953
JCDecaux SA (France)	26,636	1,165,745
Kadokawa Corp (Japan)	1,400	44,690
Kinepolis Group NV (Belgium)	403	78,849
KT Skylife Co. Ltd. (South Korea)	12,390	278,176
Lagardere SCA (France)	5,549	220,244
Liberty Global PLC (United Kingdom) (Class A Stock)*	4,452	185,203

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
Liberty Global PLC (United Kingdom) (Class C Stock)*	12,544	$510,666
Liberty Media Corp. (Class A Stock)*	3,667	479,387
Lions Gate Entertainment Corp	1,819	48,622
Lopez Holdings Corp. (Philippines)	249,000	25,860
Madison Square Garden Co. (The) (Class A Stock)*	1,569	89,088
Mediaset Espana Comunicacion SA (Spain)*	5,787	67,447
Megacable Holdings SAB de CV (Mexico)	13,200	53,860
Meredith Corp.	1,303	60,498
Metropole Television SA (France)	56,134	1,221,094
Multiplus SA (Brazil)	1,000	10,930
Naspers Ltd. (South Africa) (Class N Stock)	3,068	338,072
News Corp. (Class A Stock)*	25,300	435,666
Nippon Television Holdings, Inc. (Japan)	3,800	62,084
Omnicom Group, Inc.	5,431	394,291
Pearson PLC (United Kingdom)	28,741	510,253
Promotora de Informaciones SA (Spain) (Class A Stock)*(a)	31,758	18,376
Publicis Groupe SA (France)	4,427	399,676
Quebecor, Inc. (Canada) (Class B Stock)	3,400	83,039
REA Group Ltd. (Australia)	1,520	68,876
Reed Elsevier NV (Netherlands)	9,565	206,955
Reed Elsevier PLC (United Kingdom)	18,475	282,324
Schibsted ASA (Norway)	1,172	72,660
Scholastic Corp.(a)	1,134	39,100
Scripps Networks Interactive, Inc. (Class A Stock)	2,220	168,520
SES SA (Luxembourg)	7,154	266,914
Shaw Communications, Inc. (Canada) (Class B Stock)	8,900	212,537
Singapore Press Holdings Ltd. (Singapore)	34,000	113,620
SKY Network Television Ltd. (New Zealand), (ASX)	39,851	217,935
SKY Network Television Ltd. (New Zealand), (NZX)	22,160	120,328
SKY Perfect JSAT Holdings, Inc. (Japan)	14,800	79,325
Star Publications Malaysia Bhd (Malaysia)	33,100	24,014
Television Broadcasts Ltd. (Hong Kong)	12,500	74,948
Thomson Reuters Corp.	8,500	290,561
Time Warner Cable, Inc.	5,135	704,419
Time Warner, Inc.	24,832	1,622,275
Toei Co. Ltd. (Japan)	7,000	42,023
Toho Co. Ltd. (Japan)	5,000	100,214
Tokyo Broadcasting System Holdings, Inc. (Japan)	3,100	35,800
TV Asahi Corp. (Japan)	2,200	39,851
TV Azteca SAB de CV (Mexico)	16,000	9,743
Viacom, Inc. (Class B Stock)	9,171	779,443
Walt Disney Co. (The)	36,012	2,883,481
Wiley, (John) & Sons, Inc. (Class A Stock)	2,291	132,053
Wolters Kluwer NV (Netherlands)	4,403	124,127
Woongjin Thinkbig Co. Ltd. (South Korea)*	4,400	29,146
ZON OPTIMUS SGPS SA (Portugal)	178,182	1,398,158

		25,525,548

Metals & Mining — 0.4%
Acerinox SA (Spain)	5,029	80,844
African Barrick Gold PLC (United Kingdom)	10,787	47,331
Agnico-Eagle Mines Ltd. (Canada)	5,200	157,435

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Alamos Gold, Inc. (Canada)	26,500	$239,471
AMAG Austria Metall AG (Austria), 144A(g)	1,807	60,002
Anglogold Ashanti Ltd. (South Africa), ADR	9,899	169,075
ArcelorMittal (Luxembourg)	47,870	772,582
ArcelorMittal South Africa Ltd. (South Africa)*	9,290	29,563
Arrium Ltd. (Australia)	358,198	450,690
Asahi Holdings, Inc. (Japan)	3,800	61,657
Assore Ltd. (South Africa)	672	26,043
AuRico Gold, Inc. (Canada)	15,500	67,580
Aurubis AG (Germany)	2,140	116,240
B2Gold Corp. (Canada)*	16,400	44,505
Barrick Gold Corp. (Canada)	35,200	626,627
Boliden AB (Sweden)	34,750	529,192
Capstone Mining Corp. (Canada)*	116,100	306,659
Centerra Gold, Inc. (Canada)(g)	11,900	55,436
China Hongqiao Group Ltd. (China)	84,500	53,470
China Metal Products Co. Ltd. (Taiwan)	11,000	14,256
China Precious Metal Resources Holdings Co. Ltd. (Hong Kong)*	306,000	37,084
China Steel Corp. (Taiwan)	466,680	393,464
China Zhongwang Holdings Ltd. (China)*	158,800	49,823
Chung Hung Steel Corp. (Taiwan)*	54,000	14,322
Cia de Minas Buenaventura SA (Peru), ADR	6,909	86,846
Cia Minera Milpo SA (Peru)	43,259	28,929
Dominion Diamond Corp. (Canada)*	14,700	197,463
DRDGOLD Ltd. (South Africa), ADR	1,944	7,251
Eldorado Gold Corp. (Canada)	24,600	136,852
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	57,263	73,862
Feng Hsin Iron & Steel Co. Ltd. (Taiwan)	17,000	28,614
Franco-Nevada Corp. (Canada)	3,300	151,642
G J Steel PCL (Thailand)*	5,267,700	9,743
Gerdau SA (Brazil), ADR	22,900	146,789
Gold Fields Ltd. (South Africa), ADR(a)	39,254	144,847
Goldcorp, Inc. (Canada)	28,800	702,611
Harmony Gold Mining Co. Ltd. (South Africa), ADR(a)	23,214	70,803
Hunan Nonferrous Metal Corp. Ltd. (China) (Class H Stock)*	80,000	22,906
Industrias CH SAB de CV (Mexico) (Class B Stock)*	6,000	33,278
Inner Mongolia Eerduosi Resourses Co. Ltd. (China) (Class B Stock)	16,000	13,824
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S (Turkey) (Class D Stock)*	39,103	23,588
Kinross Gold Corp. (Canada)	52,200	215,788
Koza Altin Isletmeleri A/S (Turkey)	1,145	9,892
Maruichi Steel Tube Ltd. (Japan)	5,900	152,687
Minsur SA (Peru)	107,266	58,759
MMC Norilsk Nickel OJSC (Russia), ADR	39,350	659,113
Mytilineos Holdings SA (Greece)*	1,426	13,709
New Gold, Inc. (Canada)*	40,100	198,414
Newmont Mining Corp.	17,207	403,332
Nickel Asia Corp. (Philippines)	55,700	24,605
Osisko Mining Corp. (Canada)*	14,300	88,995
Pan American Silver Corp. (Canada)	6,700	86,121
Philex Mining Corp. (Philippines)	83,200	16,011
Polyus Gold International Ltd. (Russia)	19,889	67,808
POSCO (South Korea)	3,955	1,104,197
Randgold Resources Ltd. (United Kingdom) .	2,011	150,951

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Royal Bafokeng Platinum Ltd. (South Africa)*	2,725	$16,889
Royal Gold, Inc.	1,902	119,103
Salzgitter AG (Germany)	18,531	733,649
Sociedad Minera Cerro Verde SAA*	294	5,733
Stillwater Mining Co.*(a)	19,862	294,156
STP & I PCL (Thailand)	18,900	12,666
TA Chen Stainless Pipe Co. Ltd. (Taiwan)*	53,000	25,347
Tiangong International Co. Ltd. (China)	92,000	22,239
Ton Yi Industrial Corp. (Taiwan)	24,000	27,331
Tung Ho Steel Enterprise Corp. (Taiwan)	32,000	27,202
UACJ Corp. (Japan)	197,000	813,001
Vale SA (Brazil), ADR	35,700	493,731
Viohalco SA (Belgium)*	13,457	87,319
Voestalpine AG (Austria)	3,211	141,313
Yamana Gold, Inc. (Canada)	26,000	227,662
YC INOX Co. Ltd. (Taiwan)	27,000	24,169
Yieh Phui Enterprise Co. Ltd. (Taiwan)*	93,000	28,861
Yodogawa Steel Works Ltd. (Japan)	9,000	37,277
Zhaojin Mining Industry Co. Ltd. (China) (Class H Stock)	29,500	17,567

		12,688,796

Multiline Retail — 0.2%
Aeon Co. M Bhd (Malaysia)	1,800	7,927
Big Lots, Inc.*	1,641	62,145
Can Do Co. Ltd. (Japan)	2,100	33,531
Canadian Tire Corp. Ltd. (Canada) (Class A Stock)	3,600	339,419
David Jones Ltd. (Australia)(a)	202,612	613,058
Dollar General Corp.*	8,248	457,599
Dollar Tree, Inc.*	5,441	283,911
Dollarama, Inc. (Canada)	1,400	106,656
Don Quijote Holdings Co. Ltd. (Japan)	1,500	77,443
El Puerto de Liverpool SAB de CV (Mexico) (Class C1 Stock)	6,100	66,950
Family Dollar Stores, Inc.	2,017	117,006
Golden Eagle Retail Group Ltd. (China)	19,000	26,275
H2O Retailing Corp. (Japan)	9,000	71,767
Harvey Norman Holdings Ltd. (Australia)	16,067	49,272
Hyundai Department Store Co. Ltd. (South Korea)	595	79,499
Isetan Mitsukoshi Holdings Ltd. (Japan)	15,000	185,038
Izumi Co. Ltd. (Japan)	2,500	73,918
J Front Retailing Co. Ltd. (Japan)	70,000	481,731
Kohl’s Corp.	7,596	431,453
Lojas Renner SA (Brazil)	1,600	45,306
Lotte Shopping Co. Ltd. (South Korea)	591	186,158
Marks & Spencer Group PLC (United Kingdom)	38,044	286,390
Marui Group Co. Ltd. (Japan)	11,000	94,380
Matahari Putra Prima Tbk PT (Indonesia)	87,200	20,742
Next PLC (United Kingdom)	1,385	152,419
Parkson Retail Group Ltd. (China)	92,000	28,985
Robinson Department Store PCL (Thailand)	10,900	17,724
Ryohin Keikaku Co. Ltd. (Japan)	900	86,777
SACI Falabella (Chile)	17,694	156,394
Shinsegae Co. Ltd. (South Korea)	511	111,034
Springland International Holdings Ltd. (China)	30,000	13,323

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Multiline Retail (cont’d.)
Stockmann OYJ Abp (Finland) (Class B Stock)	4,409	$65,059
Takashimaya Co. Ltd. (Japan)	17,000	159,120
Target Corp.	19,856	1,201,487

		6,189,896

Multi-Utilities — 0.4%
A2A SpA (Italy)	51,778	67,036
AGL Energy Ltd. (Australia)	22,097	311,600
Alliant Energy Corp.	2,011	114,245
Ameren Corp.	6,209	255,811
Atco Ltd. (Canada) (Class I Stock)	1,800	86,475
Avista Corp.	4,206	128,914
Black Hills Corp.	1,279	73,734
Canadian Utilities Ltd. (Canada) (Class A Stock)	2,100	78,130
CenterPoint Energy, Inc.	6,219	147,328
Centrica PLC (United Kingdom)	90,072	495,524
CMS Energy Corp.	3,009	88,104
Consolidated Edison, Inc.(a)	9,306	499,267
Dominion Resources, Inc.(a)	7,937	563,448
DTE Energy Co.	5,222	387,942
E.ON SE (Germany)	101,397	1,980,304
GDF Suez (France)	59,555	1,629,136
Hera SpA (Italy)	39,348	114,921
Integrys Energy Group, Inc.	3,039	181,276
Iren SpA (Italy)	70,094	126,545
National Grid PLC (United Kingdom)	53,104	729,729
NiSource, Inc.	6,679	237,305
NorthWestern Corp.	1,674	79,398
PG&E Corp.	13,866	599,011
Public Service Enterprise Group, Inc.	13,030	496,964
RWE AG (Germany)	13,118	532,327
SCANA Corp.	6,057	310,845
Sempra Energy.	4,637	448,676
Suez Environnement Co. (France)	12,380	251,482
Vectren Corp.	2,294	90,361
Wisconsin Energy Corp.(a)	5,345	248,810
YTL Corp. Bhd (Malaysia)	195,300	91,554
YTL Power International Bhd (Malaysia)*	125,265	60,256

		11,506,458

Oil, Gas & Consumable Fuels — 2.3%
AltaGas Ltd. (Canada)	9,500	389,281
Bangchak Petroleum PCL (Thailand)	42,700	41,134
Bashneft OAO (Russia)	851	46,594
Bellatrix Exploration Ltd. (Canada)*	57,300	484,627
BG Group PLC (United Kingdom)	79,488	1,483,976
Bonavista Energy Corp. (Canada)	16,300	238,418
Bonterra Energy Corp. (Canada)	100	4,845
BP PLC (United Kingdom), ADR	108,038	5,196,628
Cabot Oil & Gas Corp.	5,372	182,003
Cairn Energy PLC (United Kingdom)*	140,316	390,746
Caltex Australia Ltd. (Australia)	21,568	441,327
Chevron Corp.	59,536	7,079,426
China Petroleum & Chemical Corp. (China) (Class H Stock)	1,451,200	1,298,044
China Suntien Green Energy Corp. Ltd. (China) (Class H Stock)	83,000	27,547
ConocoPhillips.	33,435	2,352,152
Cosan Ltd. (Brazil), BDR	4,100	46,692

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Cosan SA Industria e Comercio (Brazil)	2,100	$32,513
Crescent Point Energy Corp. (Canada)	7,300	266,445
Det Norske Oljeselskap ASA (Norway)*	3,388	35,555
Devon Energy Corp.	11,511	770,431
DNO International ASA (Norway)*	17,581	67,067
Ecopetrol SA (Colombia), ADR(a)	6,071	247,636
Enbridge, Inc. (Canada)	10,500	476,893
Encana Corp. (Canada)	18,000	384,423
Eni SpA (Italy)	83,754	2,100,259
EQT Corp.	1,775	172,122
ERG SpA (Italy)	5,497	88,983
Exxon Mobil Corp.	106,501	10,403,018
Formosa Petrochemical Corp. (Taiwan)	28,000	71,396
Gazprom Neft OAO (Russia), ADR(a)	6,535	134,817
Gazprom OAO (Russia), ADR	450,190	3,497,976
Genel Energy PLC (United Kingdom)*	8,863	145,225
Gibson Energy, Inc. (Canada)	4,900	127,076
Golar LNG Ltd. (Norway)	1,451	60,492
Gran Tierra Energy, Inc. (Canada)*	63,700	478,254
Harum Energy Tbk PT (Indonesia)	46,400	8,996
Hellenic Petroleum SA (Greece)	2,944	29,451
Husky Energy, Inc. (Canada)	5,800	173,974
Idemitsu Kosan Co. Ltd. (Japan)	9,600	197,480
Imperial Oil Ltd. (Canada)	5,100	237,493
Inner Mongolia Yitai Coal Co. Ltd. (China) (Class B Stock)	54,300	65,486
Keyera Corp. (Canada)	1,400	88,762
Kinder Morgan, Inc.	11,304	367,267
Koninklijke Vopak NV (Netherlands)	1,388	77,474
Kunlun Energy Co. Ltd. (China)	112,000	187,672
Legacy Oil + Gas, Inc. (Canada)*	20,501	134,819
Lubelski Wegiel Bogdanka SA (Poland)	1,783	73,943
Lukoil OAO (Russia), ADR	42,279	2,364,453
Lundin Petroleum AB (Sweden)*	3,057	62,930
Matador Resources Co.*	1,299	31,812
Medco Energi Internasional Tbk PT (Indonesia)	92,700	22,339
MOL Hungarian Oil & Gas PLC (Hungary)	2,057	115,766
Motor Oil Hellas Corinth Refineries SA (Greece)	3,893	50,951
Neste Oil OYJ (Finland)(a)	5,920	120,705
Newocean Energy Holdings Ltd. (Hong Kong)	52,000	40,361
NovaTek OAO (Russia), GDR, RegS	1,868	205,480
OMV AG (Austria)	6,908	313,567
ONEOK, Inc.	1,951	115,597
Origin Energy Ltd. (Australia)	32,262	428,505
Parkland Fuel Corp. (Canada)	3,300	63,761
Pembina Pipeline Corp. (Canada)	4,600	174,679
PetroChina Co. Ltd. (China) (Class H Stock)	1,046,000	1,136,199
Petron Corp. (Philippines)	76,500	20,042
Petronas Dagangan Bhd (Malaysia)	4,200	39,514
Peyto Exploration & Development Corp. (Canada)	1,600	54,592
Polskie Gornictwo Naftowe I Gazownictwo SA (Poland)	70,121	102,998
PTT Exploration & Production PCL (Thailand)	62,500	302,481
PTT PCL (Thailand)	40,400	372,367
Range Resources Corp.	1,688	140,053
Refineria La Pampilla SA Relapasa (Peru)	65,478	5,590

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Repsol SA (Spain)	26,191	$668,906
RN Holding OAO (Russia)*	61,900	115,724
Rosneft OAO (Russia), GDR	67,795	444,735
Royal Dutch Shell PLC (Netherlands) (Class A Stock), (AEX)	162,708	5,945,175
Royal Dutch Shell PLC (Netherlands) (Class A Stock), (XLON)	1,428	52,176
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	108,627	4,240,815
SemGroup Corp. (Class A Stock)	766	50,311
Semirara Mining Corp. (Philippines)	3,760	34,386
Ship Finance International Ltd. (Norway)	3,114	55,959
Showa Shell Sekiyu KK (Japan)	10,500	93,756
Siamgas & Petrochemicals PCL (Thailand)	28,000	17,004
Sinopec Kantons Holdings Ltd. (China)	28,000	27,809
SK Gas Ltd. (South Korea)	1,420	107,691
Southwestern Energy Co.*	5,341	245,739
Spectra Energy Corp.	10,284	379,891
Statoil ASA (Norway)	34,100	962,122
Stealthgas, Inc.*	2,178	24,764
Sugih Energy Tbk PT (Indonesia)*	605,000	23,825
Surgutneftegas OAO (Russia), ADR	77,450	563,836
Targa Resources Corp.	843	83,676
TonenGeneral Sekiyu KK (Japan)	9,000	79,411
Total SA (France)	76,743	5,051,603
TransCanada Corp. (Canada)	14,300	650,000
Tsakos Energy Navigation Ltd.	7,531	58,441
Turcas Petrol A/S (Turkey)	12,915	13,695
Ultrapar Participacoes SA (Brazil)	3,700	88,953
United Energy Group Ltd. (Hong Kong)*	88,000	13,614
Vermilion Energy, Inc. (Canada)	1,600	99,937
Washington H Soul Pattinson & Co. Ltd. (Australia)	2,004	28,863
Woodside Petroleum Ltd. (Australia)	15,981	578,664
World Fuel Services Corp.	2,050	90,405

		68,083,466

Paper & Forest Products — 0.1%
Canfor Corp. (Canada)*	2,900	68,467
Chung Hwa Pulp Corp. (Taiwan)*	92,000	26,885
Clearwater Paper Corp.*	711	44,558
Duratex SA (Brazil)	4,900	25,051
Fibria Celulose SA (Brazil), ADR*	4,400	48,664
Hokuetsu Kishu Paper Co. Ltd. (Japan)	15,000	75,125
Holmen AB (Sweden) (Class B Stock)	4,100	150,459
Indah Kiat Pulp & Paper Corp. Tbk PT (Indonesia)*	226,700	29,956
Jaya Tiasa Holdings Bhd (Malaysia)	26,600	22,469
KapStone Paper and Packaging Corp.*	2,066	59,583
Long Chen Paper Co. Ltd. (Taiwan)	35,000	16,519
Masisa SA (Chile)	152,472	8,313
Mondi Ltd. (South Africa)	5,364	93,939
Mondi PLC (United Kingdom)	20,603	361,038
Nippon Paper Industries Co. Ltd. (Japan)	9,400	177,224
Oji Holdings Corp. (Japan)	48,000	214,699
Resolute Forest Products, Inc.*	7,562	151,921
Sappi Ltd. (South Africa)*	16,525	58,079
Schweitzer-Mauduit International, Inc.	1,196	50,938
Ta Ann Holdings Bhd (Malaysia)	6,400	8,185
West Fraser Timber Co. Ltd. (Canada)	1,800	82,225

	Shares	Value
COMMON STOCKS (Continued)
Paper & Forest Products (cont’d.)
YFY, Inc. (Taiwan)	91,000	$41,299

		1,815,596

Personal Products — 0.1%
Amorepacific Corp. (South Korea)	89	105,350
AMOREPACIFIC Group (South Korea)	166	79,923
Avon Products, Inc.	5,146	75,337
Beiersdorf AG (Germany)	1,257	122,601
Dr. Ci:Labo Co. Ltd. (Japan)	1,300	40,202
Elizabeth Arden, Inc.*(a)	618	18,237
Estee Lauder Cos., Inc. (The) (Class A Stock)	3,219	215,287
Fancl Corp. (Japan)	6,500	77,131
Hengan International Group Co. Ltd. (China)	13,000	134,960
Hypermarcas SA (Brazil)	7,200	52,167
Kao Corp. (Japan)	11,600	410,802
Kobayashi Pharmaceutical Co. Ltd. (Japan)	.1,200	69,215
Kose Corp. (Japan)	2,400	78,911
L’Oreal SA (France)	4,412	727,898
Magic Holdings International Ltd. (China)	17,000	13,786
Microbio Co. Ltd. (Taiwan)*	21,886	22,491
Natura Cosmeticos SA (Brazil)	1,800	30,137
Nu Skin Enterprises, Inc. (Class A Stock)	1,199	99,337
Oriflame Cosmetics SA (Sweden), SDR(a)	2,016	48,903
Pola Orbis Holdings, Inc. (Japan)	1,600	63,832
Real Nutriceutical Group Ltd. (Hong Kong)	102,000	22,899
Shiseido Co. Ltd. (Japan)	9,100	160,330

		2,669,736

Pharmaceuticals — 1.7%
AbbVie, Inc.	17,609	905,103
Actavis PLC*	2,546	524,094
Adcock Ingram Holdings Ltd. (South Africa)	.3,383	19,013
Akorn, Inc.*(a)	895	19,690
Allergan, Inc.	4,705	583,891
Aspen Pharmacare Holdings Ltd. (South Africa)	2,527	67,440
Astellas Pharma, Inc. (Japan)	53,000	629,246
AstraZeneca PLC (United Kingdom)	34,785	2,254,993
Bayer AG (Germany)	12,578	1,703,369
Bristol-Myers Squibb Co.	16,418	852,915
Celltrion, Inc. (South Korea)*	1,505	62,211
China Chemical & Pharmaceutical Co. Ltd. (Taiwan)	15,000	11,624
China Medical System Holdings Ltd. (China)	31,000	35,162
China Shineway Pharmaceutical Group Ltd. (China)	16,000	27,881
Chugai Pharmaceutical Co. Ltd. (Japan)	4,100	104,723
CSPC Pharmaceutical Group Ltd. (China)	30,000	26,575
Daiichi Sankyo Co. Ltd. (Japan)	21,900	369,025
Dainippon Sumitomo Pharma Co. Ltd. (Japan)	4,600	73,022
Daito Pharmaceutical Co. Ltd. (Japan)	3,800	55,267
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S (Turkey)	13,858	13,928
Eisai Co. Ltd. (Japan)	7,100	275,991
Eli Lilly & Co.	13,743	808,913
Endo International PLC*(a)	1,994	136,888
Forest Laboratories, Inc.*	3,418	315,379
Galenica AG (Switzerland)	131	126,775

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Genomma Lab Internacional SAB de CV (Mexico) (Class B Stock)*(a)	16,500	$42,452
GlaxoSmithKline PLC (United Kingdom), ADR	34,080	1,820,894
H. Lundbeck A/S (Denmark)	3,749	115,491
Hisamitsu Pharmaceutical Co., Inc. (Japan)	1,500	67,692
Hi-Tech Pharmacal Co., Inc.*	739	32,021
Hospira, Inc.*	4,269	184,634
Hua Han Bio-Pharmaceutical Holdings Ltd. (Hong Kong) (Class H Stock)	104,800	23,088
Impax Laboratories, Inc.*	1,620	42,800
Johnson & Johnson	53,545	5,259,725
Kalbe Farma Tbk PT (Indonesia)	239,100	31,015
Kissei Pharmaceutical Co. Ltd. (Japan)	4,000	99,129
KYORIN Holdings, Inc. (Japan)	4,200	80,051
Kyowa Hakko Kirin Co. Ltd. (Japan)	12,000	127,865
Lijun International Pharmaceutical Holding Co. Ltd. (Hong Kong)	28,000	11,444
Mallinckrodt PLC*	960	60,874
Meda AB (Sweden) (Class A Stock)	8,075	124,250
Medicines Co. (The)*	2,294	65,195
Merck & Co., Inc.	59,518	3,378,837
Merck KGaA (Germany)	1,688	284,271
Mitsubishi Tanabe Pharma Corp. (Japan)	13,800	193,104
Mylan, Inc.*	7,749	378,384
Nichi-iko Pharmaceutical Co. Ltd. (Japan)	2,500	38,547
Nippon Shinyaku Co. Ltd. (Japan)	4,000	76,008
Novartis AG (Switzerland)	70,088	5,951,027
Novo Nordisk A/S (Denmark) (Class B Stock)	29,492	1,342,838
Ono Pharmaceutical Co. Ltd. (Japan)	2,400	208,637
Orion OYJ (Finland) (Class B Stock)	3,697	111,612
Otsuka Holdings Co. Ltd. (Japan)	26,300	786,771
Perrigo Co. PLC	1,924	297,566
Pfizer, Inc.	159,923	5,136,727
Pharmstandard OJSC (Russia), GDR, RegS*	4,627	38,961
Prestige Brands Holdings, Inc.*	1,287	35,071
Questcor Pharmaceuticals, Inc.(a)	1,342	87,136
Recordati SpA (Italy)	8,934	156,311
Richter Gedeon Nyrt (Hungary)	4,861	84,792
Roche Holding AG (Switzerland)	10,428	3,136,365
Rohto Pharmaceutical Co. Ltd. (Japan)	5,000	88,291
Salix Pharmaceuticals Ltd.*(a)	1,022	105,889
Sanofi (France)	37,512	3,919,993
Santen Pharmaceutical Co. Ltd. (Japan)	2,600	115,043
Sawai Pharmaceutical Co. Ltd. (Japan)	1,100	67,394
Shanghai Fosun Pharmaceutical Group Co. Ltd. (China) (Class H Stock)	121,500	423,682
Shionogi & Co. Ltd. (Japan)	10,600	195,962
Shire PLC (Ireland)	11,873	587,772
Sihuan Pharmaceutical Holdings Group Ltd. (China)	60,000	72,483
Sino Biopharmaceutical Ltd. (Hong Kong)	52,000	44,388
Stada Arzneimittel AG (Germany)	1,991	85,287
Taisho Pharmaceutical Holdings Co. Ltd. (Japan)	2,500	201,347
Takeda Pharmaceutical Co. Ltd. (Japan)	20,200	956,110
Teva Pharmaceutical Industries Ltd. (Israel), ADR	33,952	1,794,024

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Tong Ren Tang Technologies Co. Ltd. (China) (Class H Stock)	5,000	$16,065
Towa Pharmaceutical Co. Ltd. (Japan)	900	38,829
Tsumura & Co. (Japan)	3,600	86,504
UCB SA (Belgium)	3,031	243,166
United Laboratories International Holdings Ltd. (The) (Hong Kong)*	46,000	27,544
Valeant Pharmaceuticals International, Inc.*	3,800	499,929
YungShin Global Holding Corp. (Taiwan)	8,000	14,366
Zoetis, Inc.	6,872	198,876

		49,697,647

Professional Services — 0.1%
Adcorp Holdings Ltd. (South Africa)	6,622	19,813
Bureau Veritas SA (France)	3,567	109,405
Capita PLC (United Kingdom)	13,623	249,094
DKSH Holding AG (Switzerland)	21	1,671
en-japan, Inc. (Japan)	46,400	829,603
Equifax, Inc.	2,900	197,287
Experian PLC (United Kingdom)	13,741	247,965
FTI Consulting, Inc.*(a)	2,431	81,050
Huron Consulting Group, Inc.*	369	23,387
IHS, Inc. (Class A Stock)*	1,088	132,192
Intertek Group PLC (United Kingdom)	3,657	187,755
McMillan Shakespeare Ltd. (Australia)	2,868	26,397
Meitec Corp. (Japan)	1,000	28,363
Nielsen Holdings NV	5,494	245,197
RPX Corp.*	1,503	24,469
Seek Ltd. (Australia)	53,431	873,596
SGS SA (Switzerland)	80	197,302
Stantec, Inc. (Canada)	1,900	116,131
Teleperformance (France)	3,469	201,018
Temp Holdings Co. Ltd. (Japan)	2,000	53,001
Towers Watson & Co. (Class A Stock)	1,950	222,397
Verisk Analytics, Inc. (Class A Stock)*	2,417	144,923
WageWorks, Inc.*	536	30,075
Weathernews, Inc. (Japan)	1,400	37,293

		4,279,384

Real Estate Investment Trusts (REITs) — 1.2%
Abacus Property Group (Australia)	5,379	11,728
Acadia Realty Trust	1,331	35,112
Activia Properties, Inc. (Japan)	3	24,129
Advance Residence Investment Corp. (Japan)	43	91,505
AG Mortgage Investment Trust, Inc.	2,071	36,263
Alexandria Real Estate Equities, Inc.	2,843	206,288
Allied Properties Real Estate Investment Trust (Canada)	2,700	84,260
American Assets Trust, Inc.	1,073	36,203
American Campus Communities, Inc.	5,875	219,431
American Capital Agency Corp.	19,205	412,715
American Capital Mortgage Investment Corp.	3,391	63,649
American Tower Corp.	4,026	329,609
Annaly Capital Management, Inc.	47,512	521,207
Apartment Investment & Management Co. (Class A Stock)	2,358	71,259
Artis Real Estate Investment Trust (Canada)	6,500	92,488
Ascendas Real Estate Investment Trust (Singapore)	113,000	203,400

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Ashford Hospitality Prime, Inc.	214	$3,236
Ashford Hospitality Trust, Inc.	1,072	12,081
Associated Estates Realty Corp.(a)	2,834	48,008
Australand Property Group (Australia)	15,771	61,811
AvalonBay Communities, Inc.	4,342	570,191
Axis Real Estate Investment Trust (Malaysia)	9,400	9,730
Befimmo SA (Belgium)	2,258	160,079
Beni Stabili SpA (Italy)	86,309	74,430
Big Yellow Group PLC (United Kingdom)	119,030	1,084,583
BioMed Realty Trust, Inc.	5,751	117,838
Boardwalk Real Estate Investment Trust (Canada)	1,800	98,735
Boston Properties, Inc.	4,056	464,534
Brandywine Realty Trust	2,739	39,606
BRE Properties, Inc.	2,843	178,484
British Land Co. PLC (United Kingdom)	47,862	522,233
BWP Trust (Australia)	7,709	16,653
Calloway Real Estate Investment Trust (Canada)	7,100	165,442
Cambridge Industrial Trust (Singapore)	31,000	17,768
Camden Property Trust	3,722	250,639
Canadian Apartment Properties (Canada)	6,500	125,355
Canadian Real Estate Investment Trust (Canada)	9,100	370,997
CapitaCommercial Trust (Singapore)	426,000	504,329
Capital Property Fund (South Africa), UTS	83,748	83,194
CapitaMall Trust (Singapore)	129,000	194,097
CapitaMalls Malaysia Trust (Malaysia)	35,300	15,891
Capstead Mortgage Corp.	6,154	77,910
Cathay No. 1 REIT (Taiwan)	106,000	62,585
CBL & Associates Properties, Inc	2,682	47,605
CFS Retail Property Trust Group (Australia)	118,298	207,563
Champion REIT (Hong Kong)	337,000	154,050
Charter Hall Group (Australia)	7,930	29,420
Charter Hall Retail REIT (Australia)	19,878	66,060
Chartwell Retirement Residences (Canada)	1,500	14,125
Chimera Investment Corp.	12,345	37,776
Cofinimmo (Belgium)	1,234	147,048
Colony Financial, Inc.	3,866	84,859
Columbia Property Trust, Inc.	1,517	41,338
Cominar Real Estate Investment Trust (Canada)	7,000	117,142
CommonWealth REIT(a)	5,553	146,044
Corio NV (Netherlands)	34,797	1,589,579
Corporate Office Properties Trust	3,934	104,802
Corrections Corp. of America	2,034	63,705
Cousins Properties, Inc.	2,522	28,927
Crown Castle International Corp.	3,676	271,215
Cubesmart	2,017	34,612
CYS Investments, Inc.	6,661	55,020
Daiwa House Residential Investment Corp. (Japan)	9	36,187
Daiwa Office Investment Corp. (Japan)	15	72,591
DCT Industrial Trust, Inc.(a)	5,210	41,055
DDR Corp.(a)	4,756	78,379
Derwent London PLC (United Kingdom)	3,729	168,573
Dexus Property Group (Australia)	259,849	256,246
DiamondRock Hospitality Co.	3,450	40,537
Digital Realty Trust, Inc.(a)	4,079	216,513
Douglas Emmett, Inc.	2,192	59,491

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Duke Realty Corp.	5,388	$90,949
Dundee Real Estate Investment Trust (Canada) (Class A Stock)	5,400	141,948
DuPont Fabros Technology, Inc.(a)	2,268	54,591
EastGroup Properties, Inc.	531	33,405
Education Realty Trust, Inc.	2,056	20,293
Emira Property Fund (South Africa)	12,445	16,573
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S (Turkey)	45,657	53,757
EPR Properties	1,088	58,088
Equity LifeStyle Properties, Inc.	3,322	135,039
Equity One, Inc.	1,013	22,630
Equity Residential	10,876	630,699
Essex Property Trust, Inc.	643	109,342
Eurocommercial Properties NV (Netherlands)	4,023	176,685
Extra Space Storage, Inc.	3,089	149,847
Federal Realty Investment Trust	1,699	194,909
FelCor Lodging Trust, Inc.	2,030	18,351
Fibra Uno Administracion SA de CV (Mexico)	34,100	110,328
First Industrial Realty Trust, Inc.	1,624	31,376
First Potomac Realty Trust	1,337	17,274
Fonciere des Regions (France)	2,591	239,951
Fortune Real Estate Investment Trust (Hong Kong)	146,000	112,964
Fountainhead Property Trust (South Africa), UTS	85,565	61,192
Franklin Street Properties Corp.	1,523	19,190
Frasers Commercial Trust (Singapore)	12,000	11,992
Frontier Real Estate Investment Corp. (Japan)	20	106,507
Fukuoka REIT Co. (Japan)	10	16,096
Gecina SA (France)	1,474	195,907
General Growth Properties, Inc.(a)	8,923	196,306
GEO Group, Inc. (The)	2,338	75,377
Glimcher Realty Trust	2,436	24,433
Global One Real Estate Investment Corp. (Japan)	24	70,567
Goodman Group (Australia)	24,730	108,767
Goodman Property Trust (New Zealand)	32,882	27,417
Government Properties Income Trust(a)	2,667	67,208
GPT Group (Australia)	92,668	314,960
Great Portland Estates PLC (United Kingdom)	18,184	191,434
Growthpoint Properties Ltd. (South Africa)	47,886	110,870
H&R Real Estate Investment Trust (Canada), UTS	10,000	206,784
Hammerson PLC (United Kingdom)	11,351	104,936
Hankyu Reit, Inc. (Japan)	10	50,645
Hatteras Financial Corp.	8,600	162,110
HCP, Inc.	21,006	814,823
Health Care REIT, Inc.	12,068	719,253
Healthcare Realty Trust, Inc.	4,802	115,968
Heiwa Real Estate REIT, Inc. (Japan)	52	40,443
Hersha Hospitality Trust	3,363	19,606
Highwoods Properties, Inc.(a)	1,468	56,386
Home Properties, Inc.	2,320	139,478
Hospitality Properties Trust	2,429	69,761
Host Hotels & Resorts, Inc.(a)	12,351	249,984

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Hyprop Investments Ltd. (South Africa), UTS	4,660	$33,972
ICADE (France)	1,315	130,010
Ichigo Real Estate Investment Corp. (Japan)	51	31,078
IGB Real Estate Investment Trust (Malaysia)	96,400	33,654
Industrial & Infrastructure Fund Investment Corp. (Japan)	5	41,148
Inland Real Estate Corp.	2,122	22,387
Intu Properties PLC (United Kingdom)	11,745	55,265
Invesco Mortgage Capital, Inc.	9,346	153,929
Investa Office Fund (Australia)	36,569	110,142
Is Gayrimenkul Yatirim Ortakligi A/S (Turkey)	7,000	4,250
Japan Excellent, Inc. (Japan)	70	89,305
Japan Hotel REIT Investment Corp. (Japan)	105	47,880
Japan Logistics Fund, Inc. (Japan)	45	101,158
Japan Prime Realty Investment Corp. (Japan)	43	139,275
Japan Real Estate Investment Corp. (Japan)	56	281,801
Japan Rental Housing Investments, Inc. (Japan)	49	29,664
Japan Retail Fund Investment Corp. (Japan)	115	226,637
Kenedix Office Investment Corp. (Japan)	21	104,139
Kenedix Residential Investment Corp. (Japan)	64	137,783
Kilroy Realty Corp.	2,823	165,371
Kimco Realty Corp.(a)	6,772	148,171
Kite Realty Group Trust	2,127	12,762
Kiwi Income Property Trust (New Zealand)	25,817	24,982
KLCC Property Holdings Bhd (Malaysia)	32,100	62,309
Klepierre (France)	1,540	68,893
Land Securities Group PLC (United Kingdom)	39,472	672,718
LaSalle Hotel Properties(a)	1,624	50,847
Liberty Property Trust	4,447	164,361
Link REIT (The) (Hong Kong)	130,500	643,509
Londonmetric Property PLC (United Kingdom)	519,715	1,228,395
LTC Properties, Inc.	629	23,669
Macerich Co. (The)	2,315	144,294
Mack-Cali Realty Corp.(a)	5,997	124,678
Mapletree Logistics Trust (Singapore)	27,000	22,447
Mercialys SA (France)	1,052	22,029
Mexico Real Estate Management SA de CV (Mexico), 144A*(g)	26,100	49,219
MFA Financial, Inc.	6,874	53,273
MID REIT, Inc. (Japan)	28	63,291
Mid-America Apartment Communities, Inc.	3,097	211,432
Mirvac Group (Australia)	111,015	175,436
Mori Hills REIT Investment Corp. (Japan)	55	72,722
Mori Trust Sogo REIT, Inc. (Japan)	50	75,458
National Retail Properties, Inc.(a)	3,304	113,393
Nippon Accommodations Fund, Inc. (Japan)	14	46,924
Nippon Building Fund, Inc. (Japan)	62	324,433
Nomura Real Estate Office Fund, Inc. (Japan)	39	170,430

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Nomura Real Estate Residential Fund, Inc. (Japan)	8	$41,039
Orix JREIT, Inc. (Japan)	96	119,854
OUE Hospitality Trust (Singapore)	5,333	3,582
Parkway Properties, Inc.	1,001	18,268
Pavilion Real Estate Investment Trust (Malaysia)	30,200	12,118
Pebblebrook Hotel Trust	1,108	37,417
Pennsylvania Real Estate Investment Trust	1,045	18,862
PennyMac Mortgage Investment Trust(a)	4,150	99,185
Piedmont Office Realty Trust, Inc. (Class A Stock)(a)	8,788	150,714
Plum Creek Timber Co., Inc.	3,514	147,729
Post Properties, Inc.	2,649	130,066
Potlatch Corp.	644	24,916
Premier Investment Corp. (Japan)	17	65,939
ProLogis, Inc.	8,279	338,032
PS Business Parks, Inc.	389	32,528
Public Storage	3,758	633,185
Ramco-Gershenson Properties Trust	1,114	18,158
Rayonier, Inc.(a)	3,226	148,106
Realty Income Corp	3,580	146,279
Redefine Properties Ltd. (South Africa), UTS	80,350	72,880
Redwood Trust, Inc.	3,483	70,635
Regency Centers Corp.(a)	1,566	79,960
REIT 1 Ltd. (Israel)	39,729	99,120
Resilient Property Income Fund Ltd. (South Africa)	7,564	40,838
Retail Properties of America, Inc. (Class A Stock)	8,732	118,231
RioCan Real Estate Investment Trust (Canada)	8,600	207,162
RLJ Lodging Trust	4,263	113,993
SA Corporate Real Estate Fund Nominees Pty Ltd. (South Africa), UTS	57,635	21,898
Sabana Shari’ah Compliant Industrial Real Estate Investment Trust (Singapore)	86,000	70,456
Segro PLC (United Kingdom)	12,856	71,225
Sekisui House SI Investment Co. (Japan)	35	34,845
Select Income REIT	4,500	136,215
Senior Housing Properties Trust	10,781	242,249
Shaftesbury PLC (United Kingdom)	4,552	49,971
Shin Kong No.1 REIT (Taiwan)	19,000	8,398
Simon Property Group, Inc.	7,189	1,178,996
SL Green Realty Corp.	1,575	158,477
Sovran Self Storage, Inc.	1,452	106,649
Starhill Global REIT (Singapore)	41,000	25,785
Starwood Property Trust, Inc.(a)	6,996	165,036
Starwood Waypoint Residential Trust*	1,081	31,122
Stockland (Australia)	64,992	226,398
Sun Communities, Inc.	582	26,242
Sunstone Hotel Investors, Inc.	2,753	37,799
Suntec Real Estate Investment Trust (Singapore)	156,000	206,221
Sunway Real Estate Investment Trust (Malaysia)	105,100	43,772
Tanger Factory Outlet Centers, Inc.(a)	2,990	104,650
Taubman Centers, Inc.	1,041	73,692
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund (Thailand)	137,600	54,393

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Tokyu REIT, Inc. (Japan)	65	$78,621
Top REIT, Inc. (Japan)	16	72,590
Torunlar Gayrimenkul Yatirim Ortakligi A/S (Turkey)	14,730	19,193
Two Harbors Investment Corp.	10,192	104,468
UDR, Inc.	7,514	194,087
Unibail-Rodamco SE (France)	3,756	974,793
United Urban Investment Corp. (Japan)	115	169,220
Vastned Retail NV (Netherlands)	2,747	135,206
Ventas, Inc.	11,712	709,396
Vornado Realty Trust	5,185	511,034
Warehouses De Pauw SCA (Belgium)	1,764	132,532
Washington Real Estate Investment Trust	3,576	85,395
Weingarten Realty Investors(a)	1,818	54,540
Wereldhave NV (Netherlands)	1,875	159,528
Westfield Group (Australia)	85,380	813,268
Westfield Retail Trust (Australia)	173,702	480,916
Workspace Group PLC (United Kingdom)	8,849	87,409
WP Carey, Inc.	1,223	73,466
Yuexiu Real Estate Investment Trust (Hong Kong)	358,000	177,447

		36,552,863

Real Estate Management & Development — 0.5%
Advancetek Enterprise Co. Ltd. (Taiwan)	15,000	17,417
AEON Mall Co. Ltd. (Japan)	3,580	91,718
Alexander & Baldwin, Inc.	1,256	53,455
Aliansce Shopping Centers SA (Brazil)	2,600	20,339
Allreal Holding AG (Switzerland)*	905	130,521
Argosy Property Ltd. (New Zealand)	14,102	11,137
Atrium European Real Estate Ltd. (United Kingdom)*	21,343	120,407
Aveo Group (Australia)	230,097	431,717
Ayala Land, Inc. (Philippines)	98,900	66,195
Azrieli Group (Israel)	3,819	133,635
Belle Corp. (Philippines)*	159,900	19,978
BR Malls Participacoes SA (Brazil)	20,800	178,665
BR Properties SA (Brazil)	9,100	74,597
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	23,800	969,438
Brookfield Property Partners LP	2,219	41,285
CA Immobilien Anlagen AG (Austria)*	7,003	126,623
Capital & Counties Properties PLC (United Kingdom)	27,202	158,928
CapitaLand Ltd. (Singapore)	41,000	94,431
Carnival Group International Holdings Ltd. (Hong Kong)*	240,000	20,465
Castellum AB (Sweden)	10,874	180,666
Central China Real Estate Ltd. (China)	21,000	5,503
Central Pattana PCL (Thailand)	49,400	71,572
Cheung Kong Holdings Ltd. (Hong Kong)	73,000	1,213,822
China Aoyuan Property Group Ltd. (China)	146,000	26,418
China Merchants Property Development Co. Ltd. (China) (Class B Stock)	12,800	30,991
China Overseas Grand Oceans Group Ltd. (China)	91,000	59,951
China SCE Property Holdings Ltd. (China)	190,000	41,153
China South City Holdings Ltd. (China)	164,000	74,870
China Vanke Co. Ltd. (China) (Class B Stock)	102,227	170,419
Chong Hong Construction Co. (Taiwan)	8,000	24,314

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Management & Development (cont’d.)
CIFI Holdings Group Co. Ltd. (China)	184,000	$36,127
Ciputra Property Tbk PT (Indonesia)	273,800	20,185
Conwert Immobilien Invest SE (Austria)*	6,767	89,590
Corp. Inmobiliaria Vesta SAB de CV (Mexico)	18,600	37,555
Daibiru Corp. (Japan)	26,800	285,272
Daito Trust Construction Co. Ltd. (Japan)	2,200	203,782
Daiwa House Industry Co. Ltd. (Japan)	19,000	322,586
Deutsche Euroshop AG (Germany)	3,116	141,868
Deutsche Wohnen AG (Germany)	6,435	138,023
Echo Investment SA (Poland)*	7,199	14,276
Etalon Group Ltd. (Russia), GDR*	10,418	39,932
Fabege AB (Sweden)	2,528	32,973
Fantasia Holdings Group Co. Ltd. (China)	219,000	32,593
First Capital Realty, Inc. (Canada)	6,900	109,539
Forest City Enterprises, Inc. (Class A Stock)*	2,603	49,717
Franshion Properties China Ltd. (China)	248,000	82,951
GAGFAH SA (Germany)*	5,344	81,212
Gazit-Globe Ltd. (Israel)	5,949	76,769
Global Logistic Properties Ltd. (Singapore)	132,000	278,578
Globe Trade Centre SA (Poland)*	20,116	48,004
Glorious Property Holdings Ltd. (China)*	192,000	26,280
Grainger PLC (United Kingdom)	8,761	35,227
Hang Lung Group Ltd. (Hong Kong)	36,000	181,474
Hang Lung Properties Ltd. (Hong Kong)	140,000	403,905
Heiwa Real Estate Co. Ltd. (Japan)	600	9,558
Henderson Land Development Co. Ltd. (Hong Kong)	57,000	333,558
Highwealth Construction Corp. (Taiwan)	45,000	106,311
Hongkong Land Holdings Ltd. (Hong Kong)	91,000	588,770
Hulic Co. Ltd. (Japan)	9,500	130,405
Hydoo International Holding Ltd. (China)	36,000	15,827
Hysan Development Co. Ltd. (Hong Kong)	47,000	205,094
IGB Corp. Bhd (Malaysia)	58,000	48,134
Iguatemi Empresa de Shopping Centers SA (Brazil)	1,600	15,351
Immofinanz AG (Austria)*	68,080	319,112
Intershop Holdings AG (Switzerland)	414	161,563
Jiangsu Future Land Co. Ltd. (China) (Class B Stock)	63,300	31,777
Kawasan Industri Jababeka Tbk PT (Indonesia)	1,086,629	24,644
Kennedy-Wilson Holdings, Inc.	2,004	45,110
Kerry Properties Ltd. (Hong Kong)	58,000	193,424
Kungsleden AB (Sweden)	2,948	24,375
Lend Lease Group (Australia)	20,052	220,832
Lippo Karawaci Tbk PT (Indonesia)	482,000	46,278
LPS Brasil Consultoria de Imoveis SA (Brazil)	2,300	13,167
MBK PCL (Thailand)*	20,200	89,667
Mingfa Group International Co. Ltd. (Hong Kong)*	67,000	17,720
Mitsui Fudosan Co. Ltd. (Japan)	15,000	457,623
MKH Bhd (Malaysia)	23,500	34,918
Mobimo Holding AG (Switzerland)*	508	107,850
Modernland Realty Tbk PT (Indonesia)*	611,800	24,163
Multiplan Empreendimentos Imobiliarios SA (Brazil)	1,400	29,851
NTT Urban Development Corp. (Japan)	1,600	15,060
Pakuwon Jati Tbk PT (Indonesia)	769,300	23,864

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Management & Development (cont’d.)
Parque Arauco SA (Chile)	22,625	$43,197
PSP Swiss Property AG (Switzerland)*	1,884	177,073
Realogy Holdings Corp.*	2,488	108,104
Robinsons Land Corp. (Philippines)	35,300	17,287
Rojana Industrial Park PCL (Thailand)	39,000	8,295
Sentul City Tbk PT (Indonesia)*	1,137,700	18,288
Shanghai Industrial Urban Development Group Ltd. (China)*	142,000	27,306
Siam Future Development PCL (Thailand)	93,938	16,071
SM Prime Holdings, Inc. (Philippines)	243,600	79,585
Soho China Ltd. (China)	133,000	109,429
SP Setia Bhd (Malaysia)	27,100	24,203
St. Joe Co. (The)*(a)	1,649	31,743
Sun Hung Kai Properties Ltd. (Hong Kong)	90,000	1,105,145
Supalai PCL (Thailand)	58,200	31,935
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	40,000	467,202
Swire Properties Ltd. (Hong Kong)	59,800	170,697
Swiss Prime Site AG (Switzerland)*	3,439	292,445
TAG Immobilien AG (Germany)	6,695	83,073
Ticon Industrial Connection PCL (Thailand) (Class F Stock)	58,900	31,229
Tokyu Fudosan Holdings Corp. (Japan)	8,000	59,655
Tropicana Corp. Bhd (Malaysia)	41,200	19,810
Unite Group PLC (United Kingdom)	195,060	1,412,719
UOL Group Ltd. (Singapore)	36,000	179,531
Wheelock & Co. Ltd. (Hong Kong)	14,000	54,868
Yanlord Land Group Ltd. (China)	47,000	40,071
Yuexiu Property Co. Ltd. (China)	590,000	121,982
Yuzhou Properties Co. Ltd. (China)	312,000	69,261
Zhong An Real Estate Ltd. (China)*	66,000	18,805

		15,582,063

Road & Rail — 0.3%
ALL - America Latina Logistica SA (Brazil)	11,800	39,108
Asciano Ltd. (Australia)	30,729	148,667
Aurizon Holdings Ltd. (Australia)	14,145	67,565
BTS Group Holdings PCL (Thailand)	150,900	39,074
Canadian National Railway Co. (Canada)	17,400	977,579
Canadian Pacific Railway Ltd. (Canada)	2,400	359,620
Central Japan Railway Co. (Japan)	8,000	934,488
CJ Korea Express Co. Ltd. (South Korea)*	976	103,815
ComfortDelGro Corp. Ltd. (Singapore)	44,000	69,600
East Japan Railway Co. (Japan)	13,900	1,023,840
FirstGroup PLC (United Kingdom)	29,730	72,381
Guangshen Railway Co. Ltd. (China) (Class H Stock)	90,000	38,171
Hankyu Hanshin Holdings, Inc. (Japan)	54,000	293,766
Heartland Express, Inc.	4,180	94,844
Hitachi Transport System Ltd. (Japan)	57,400	933,713
J.B. Hunt Transport Services, Inc.	871	62,642
Keikyu Corp. (Japan)	9,000	75,893
Keio Corp. (Japan)	24,000	167,096
Keisei Electric Railway Co. Ltd. (Japan)	13,000	112,685
Kintetsu Corp. (Japan)	41,000	145,791
Knight Transportation, Inc.	3,273	75,704
Landstar System, Inc.	1,257	74,440
Localiza Rent A Car SA (Brazil)	1,700	24,680
MTR Corp. Ltd. (Hong Kong)	31,500	116,722
Nagoya Railroad Co. Ltd. (Japan)	34,000	102,140
Nankai Electric Railway Co. Ltd. (Japan)	13,000	50,416

	Shares	Value
COMMON STOCKS (Continued)
Road & Rail (cont’d.)
National Express Group PLC (United Kingdom)	12,339	$57,686
Nippon Express Co. Ltd. (Japan)	36,000	176,064
Nippon Konpo Unyu Soko Co. Ltd. (Japan)	5,100	89,938
Norfolk Southern Corp.	7,841	761,910
Northgate PLC (United Kingdom)	7,478	64,830
Odakyu Electric Railway Co. Ltd. (Japan)	9,000	77,470
Sankyu, Inc. (Japan)	14,000	52,592
Seino Holdings Co. Ltd. (Japan)	13,000	124,031
Senko Co. Ltd. (Japan)	8,000	34,707
SMRT Corp. Ltd. (Singapore)	89,000	72,192
Tobu Railway Co. Ltd. (Japan)	30,000	144,853
Tokyu Corp. (Japan)	32,000	195,551
Union Pacific Corp.	8,959	1,681,246
Werner Enterprises, Inc.(a)	2,868	73,163
West Japan Railway Co. (Japan)	10,300	420,408

		10,231,081

Semiconductors & Semiconductor Equipment — 0.7%
ams AG (Austria)*	928	130,318
Analog Devices, Inc.	5,813	308,903
Applied Materials, Inc.	24,744	505,272
Ardentec Corp. (Taiwan)	28,000	24,774
ARM Holdings PLC (United Kingdom)	12,197	205,985
ASM Pacific Technology Ltd. (Hong Kong)	6,200	60,229
ASML Holding NV (Netherlands)	9,615	895,002
Broadcom Corp. (Class A Stock)	16,491	519,137
Chipbond Technology Corp. (Taiwan)	314,000	555,846
Disco Corp. (Japan)	800	49,790
Etron Technology, Inc. (Taiwan)*	33,000	16,170
Formosa Advanced Technologies Co. Ltd. (Taiwan)	27,000	17,131
Global Mixed Mode Technology, Inc. (Taiwan)	5,000	16,619
Global Unichip Corp. (Taiwan)*	3,000	8,742
Greatek Electronics, Inc. (Taiwan)*	27,000	28,657
Hanergy Solar Group Ltd. (Hong Kong)*	612,000	96,260
Hermes Microvision, Inc. (Taiwan)	1,000	40,148
Holtek Semiconductor, Inc. (Taiwan)	7,000	14,345
Infineon Technologies AG (Germany)	56,347	672,235
Intel Corp.	136,474	3,522,394
King Yuan Electronics Co. Ltd. (Taiwan)	59,000	49,023
Kinsus Interconnect Technology Corp. (Taiwan)	9,000	33,442
Linear Technology Corp.(a)	4,715	229,573
Lite-On Semiconductor Corp. (Taiwan)	29,000	20,587
Maxim Integrated Products, Inc.	6,469	214,253
MediaTek, Inc. (Taiwan)	29,000	429,249
Megachips Corp. (Japan)	2,100	24,639
Microchip Technology, Inc.	2,911	139,029
Phison Electronics Corp. (Taiwan)	4,000	25,800
Pixart Imaging, Inc. (Taiwan)	11,000	24,503
Powertech Technology, Inc. (Taiwan)*	37,000	56,055
Rohm Co. Ltd. (Japan)	5,800	258,984
Samsung Electronics Co. Ltd. (South Korea)	4,609	5,826,574
SDI Corp. (Taiwan)	6,000	8,941
Semiconductor Manufacturing International Corp. (China)*	1,134,000	85,422
Seoul Semiconductor Co. Ltd. (South Korea)	12,703	542,490

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Sigurd Microelectronics Corp. (Taiwan)	22,000	$21,422
Silergy Corp. (Taiwan)*	42,000	421,126
Silicon Laboratories, Inc.*	1,311	68,500
Siliconware Precision Industries Co. (Taiwan)	103,000	136,864
Sitronix Technology Corp. (Taiwan)	3,000	5,393
SK Hynix, Inc. (South Korea)*	18,970	643,669
Sonix Technology Co. Ltd. (Taiwan)	11,000	19,175
STMicroelectronics NV (Switzerland)	20,086	186,096
Sunplus Technology Co. Ltd. (Taiwan)*	56,000	23,780
Synaptics, Inc.*(a)	1,240	74,425
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	107,000	2,142,140
Texas Instruments, Inc.	16,145	761,237
Tokyo Electron Ltd. (Japan)	7,100	441,269
Topco Scientific Co. Ltd. (Taiwan)	13,000	25,403
Transcend Information, Inc. (Taiwan)	9,000	29,301
Win Semiconductors Corp. (Taiwan)	31,000	26,806
Xilinx, Inc.	3,995	216,809
Youngtek Electronics Corp. (Taiwan)	11,000	23,692

		20,923,628

Software — 0.6%
ACI Worldwide, Inc.*	1,180	69,844
Activision Blizzard, Inc.	13,365	273,181
Adobe Systems, Inc.*	4,642	305,165
ANSYS, Inc.*	981	75,557
Aspen Technology, Inc.*	913	38,675
Asseco Poland SA (Poland)	5,540	85,975
Aveva Group PLC (United Kingdom)	1,550	54,143
CA, Inc.	9,020	279,349
Capcom Co. Ltd. (Japan)	2,900	54,990
CD Projekt SA (Poland)*	1,321	6,693
Cyberlink Corp. (Taiwan)	7,000	21,317
Dassault Systemes SA (France)	1,207	141,239
DTS Corp. (Japan)	2,300	40,277
Electronic Arts, Inc.*	5,270	152,883
Ellie Mae, Inc.*	679	19,582
FactSet Research Systems, Inc.	679	73,203
FleetMatics Group PLC*(a)	521	17,427
Fuji Soft, Inc. (Japan)	2,200	46,774
Giant Interactive Group, Inc. (China), ADR	2,800	32,396
Imperva, Inc.*	556	30,969
Infoblox, Inc.*	594	11,916
Intuit, Inc.	5,518	428,914
Kingdee International Software Group Co. Ltd. (China)*	28,000	10,759
Kingsoft Corp. Ltd. (China)	9,000	35,644
Konami Corp. (Japan)	4,700	108,444
Linx SA (Brazil)	1,000	19,749
Mentor Graphics Corp.	3,153	69,429
MICROS Systems, Inc.*	1,139	60,287
Microsoft Corp.	165,808	6,796,470
Netdragon Websoft, Inc. (Hong Kong)	5,000	9,053
NetScout Systems, Inc.*	1,024	38,482
NICE Systems Ltd. (Israel), ADR	4,038	180,337
Nintendo Co. Ltd. (Japan)	3,700	442,297
Open Text Corp. (Canada)	3,800	181,561
Oracle Corp	82,100	3,358,711
Perfect World Co. Ltd. (China), ADR	1,500	31,005
Rovi Corp.*	5,024	114,447

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
Sage Group PLC (The) (United Kingdom)	39,099	$272,708
SAP AG (Germany)	18,223	1,478,178
Shanda Games Ltd. (China), ADR*	7,200	46,728
SimCorp A/S (Denmark)	3,587	145,368
Software AG (Germany)	2,909	105,549
Solera Holdings, Inc.	1,326	83,989
Square Enix Holdings Co. Ltd. (Japan)	3,800	78,212
SS&C Technologies Holdings, Inc.*	1,261	50,465
Symantec Corp.	15,711	313,749
Synopsys, Inc.*	5,409	207,760
Totvs SA (Brazil)	1,500	23,257
Trend Micro, Inc. (Japan)	2,000	61,793
UBISOFT Entertainment (France)*	5,455	97,548
Verint Systems, Inc.*	1,459	68,471
VODone Ltd. (Hong Kong)*	98,000	10,648
Zynga, Inc. (Class A Stock)*	9,611	41,327

		16,802,894

Specialty Retail — 0.4%
Aaron’s, Inc.(a)	3,674	111,102
Adastria Holding Co. Ltd. (Japan)	840	21,045
Advance Auto Parts, Inc.	1,943	245,789
Alpen Co. Ltd. (Japan)	1,700	30,626
American Eagle Outfitters, Inc.	3,625	44,370
AOKI Holdings, Inc. (Japan)	2,600	36,885
Aoyama Trading Co. Ltd. (Japan)	4,300	112,887
Ascena Retail Group, Inc.*	4,694	81,112
Autobacs Seven Co. Ltd. (Japan)	5,500	84,805
AutoNation, Inc.*	2,170	115,509
Baoxin Auto Group Ltd. (China)	34,000	28,940
Barnes & Noble, Inc.*	1,438	30,054
Bed Bath & Beyond, Inc.*	6,026	414,589
Belle International Holdings Ltd. (Hong Kong)	132,000	131,963
Best Buy Co., Inc.	6,150	162,421
Bic Camera, Inc. (Japan)	10,200	61,488
Buckle, Inc. (The)	852	39,022
Cashbuild Ltd. (South Africa)	1,619	20,914
Cato Corp. (The) (Class A Stock)	1,561	42,209
Children’s Place Retail Stores, Inc. (The)	848	42,239
Chiyoda Co. Ltd. (Japan)	1,500	32,516
Cia Hering (Brazil)	2,000	24,257
DCM Holdings Co. Ltd. (Japan)	8,900	59,551
DSW, Inc. (Class A Stock)	1,344	48,196
E-LIFE MALL Corp. (Taiwan)	8,000	16,761
Esprit Holdings Ltd. (Hong Kong)	38,200	63,651
Express, Inc.*	1,570	24,932
Fast Retailing Co. Ltd. (Japan)	700	253,183
Fielmann AG (Germany)	647	86,964
Finish Line, Inc. (The) (Class A Stock)	1,428	38,684
Folli Follie SA (Greece)*	1,008	37,217
Foot Locker, Inc.	4,496	211,222
GameStop Corp. (Class A Stock)(a)	4,858	199,664
Gap, Inc. (The)	5,998	240,280
Geo Holdings Corp. (Japan)	8,000	70,514
Giordano International Ltd. (Hong Kong)	66,000	42,611
GNC Holdings, Inc. (Class A Stock)	2,195	96,624
GOME Electrical Appliances Holding Ltd. (China)	1,428,000	241,657
Haverty Furniture Cos., Inc.	1,125	33,413

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
Hennes & Mauritz AB (Sweden) (Class B Stock)	8,779	$374,427
Holdsport Ltd. (South Africa)	3,863	15,040
Home Depot, Inc. (The)	22,606	1,788,813
Home Product Center PCL (Thailand)	45,900	13,795
Honeys Co. Ltd. (Japan)	3,070	29,760
Inditex SA (Spain)	1,699	254,901
Indomobil Sukses Internasional Tbk PT (Indonesia)	105,900	48,475
JB Hi-Fi Ltd. (Australia)	3,375	58,655
JD Group Ltd. (South Africa)	8,544	21,993
Jos. A. Bank Clothiers, Inc.*	906	58,256
Jumbo SA (Greece)*	2,438	43,663
Kingfisher PLC (United Kingdom)	82,714	581,540
Kohnan Shoji Co. Ltd. (Japan)	7,000	70,677
Komeri Co. Ltd. (Japan)	1,800	49,104
Konaka Co. Ltd. (Japan)	3,100	21,534
K’s Holdings Corp. (Japan)	3,100	86,010
Lewis Group Ltd. (South Africa)	3,226	17,745
Lowe’s Cos., Inc.	20,368	995,995
Men’s Wearhouse, Inc. (The)	1,437	70,384
Monro Muffler Brake, Inc.(a)	631	35,891
Nitori Holdings Co. Ltd. (Japan)	3,300	143,207
O’Reilly Automotive, Inc.*(a)	2,483	368,452
OSIM International Ltd. (Singapore)	170,000	350,696
Outerwall, Inc.*(a)	1,102	79,895
PetSmart, Inc.(a)	2,223	153,142
Premier Investments Ltd. (Australia)	7,805	71,410
Rent-A-Center, Inc.	1,882	50,061
Restoration Hardware Holdings, Inc.*	445	32,748
Rona, Inc. (Canada)	6,500	66,382
Ross Stores, Inc.	4,448	318,254
Sanrio Co. Ltd. (Japan)	1,000	33,755
Shimachu Co. Ltd. (Japan)	5,400	117,502
Shimamura Co. Ltd. (Japan)	1,100	95,187
Staples, Inc.	24,184	274,247
Super Group Ltd. (South Africa)*	9,923	27,010
Super Retail Group Ltd. (Australia)	34,901	357,946
TJX Cos., Inc. (The)	12,891	781,839
Tractor Supply Co.(a)	1,923	135,821
Tsann Kuen Enterprise Co. Ltd. (Taiwan)	6,000	8,032
Ulta Salon Cosmetics & Fragrance, Inc.*	792	77,204
Urban Outfitters, Inc.*	1,965	71,664
USS Co. Ltd. (Japan)	5,100	71,644
Valora Holding AG (Switzerland)	463	129,980
Vitamin Shoppe, Inc.*	971	46,142
WH Smith PLC (United Kingdom)	4,282	85,897
Williams-Sonoma, Inc.	1,414	94,229
World Duty Free SpA (Italy)*	2,169	30,419
Xebio Co. Ltd. (Japan)	2,400	41,763
Yamada Denki Co. Ltd. (Japan)	81,200	270,637
Yellow Hat Ltd. (Japan)	1,900	38,086
Zhongsheng Group Holdings Ltd. (China)	27,000	37,268

		12,777,043

Technology Hardware, Storage & Peripherals — 0.7%
Advantech Co. Ltd. (Taiwan)	6,000	38,975
Apple, Inc.	23,596	12,664,917
Asustek Computer, Inc. (Taiwan)	32,000	317,083
Aten International Co. Ltd. (Taiwan)	2,000	6,553

	Shares	Value
COMMON STOCKS (Continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Cal-Comp Electronics Thailand PCL (Thailand) (Class F Stock)	252,096	$21,293
Canon, Inc. (Japan)	44,100	1,368,680
Chicony Electronics Co. Ltd. (Taiwan)	18,000	46,763
CMC Magnetics Corp. (Taiwan)*	277,000	43,648
Compal Electronics, Inc. (Taiwan)	281,000	199,377
Coolpad Group Ltd. (China)	40,000	19,710
Diebold, Inc.	3,023	120,587
Eizo Corp. (Japan)	3,600	94,317
Electronics For Imaging, Inc.*	1,847	79,994
Elitegroup Computer Systems Co. Ltd. (Taiwan)	36,000	26,835
EMC Corp.	52,223	1,431,432
Getac Technology Corp. (Taiwan)	38,000	21,339
Gigabyte Technology Co. Ltd. (Taiwan)	30,000	44,314
Hewlett-Packard Co.	69,996	2,265,071
IEI Integration Corp. (Taiwan)	11,000	21,736
Inventec Corp. (Taiwan)	104,000	102,659
Japan Digital Laboratory Co. Ltd. (Japan)	3,500	50,380
JCY International Bhd (Malaysia)	28,800	6,402
KYE Systems Corp. (Taiwan)	19,000	9,449
Lenovo Group Ltd. (China)	160,000	176,979
Lexmark International, Inc. (Class A Stock)	3,027	140,120
Lite-On Technology Corp. (Taiwan)	87,288	130,498
Melco Holdings, Inc. (Japan)	2,700	39,660
Micro-Star International Co. Ltd. (Taiwan)	46,000	45,607
Mitac Holdings Corp. (Taiwan)*	57,000	53,063
Neopost SA (France)(a)	2,121	167,621
NetApp, Inc.	7,227	266,676
Nokia OYJ (Finland)*	68,318	502,647
Portwell, Inc. (Taiwan)	12,000	13,020
Primax Electronics Ltd. (Taiwan)	23,000	24,788
QLogic Corp.*	3,697	47,137
Quanta Computer, Inc. (Taiwan)	89,000	239,958
Quanta Storage, Inc. (Taiwan)	16,000	20,496
Riso Kagaku Corp. (Japan)	2,100	52,096
Seiko Epson Corp. (Japan)	6,300	196,855
TCL Communication Technology Holdings Ltd. (China)*	14,000	16,461
Toshiba TEC Corp. (Japan)	7,000	39,864
Wacom Co. Ltd. (Japan)	2,700	18,921
Wincor Nixdorf AG (Germany)	943	67,775

		21,261,756

Textiles, Apparel & Luxury Goods — 0.3%
361 Degrees International Ltd. (China)	63,000	14,414
Adidas AG (Germany)	3,970	429,276
Aksa Akrilik Kimya Sanayii (Turkey)	3,227	10,282
Anta Sports Products Ltd. (China)	22,000	36,725
Asics Corp. (Japan)	54,900	1,079,257
Bijou Brigitte AG (Germany)	651	66,260
Bosideng International Holdings Ltd. (Hong Kong)	182,000	27,523
Brunello Cucinelli SpA (Italy)	1,833	48,551
Carnival Industrial Corp. (Taiwan)	95,000	26,469
Carter’s, Inc.	1,225	95,121
China Dongxiang Group Co. (China)	198,000	39,408
Christian Dior SA (France)	1,506	289,253
Daphne International Holdings Ltd. (China)	76,000	30,992
Eclat Textile Co. Ltd. (Taiwan)	3,000	34,782
Feng TAY Enterprise Co. Ltd. (Taiwan)	10,000	29,344

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Fila Korea Ltd. (South Korea)	1,382	$114,344
Formosa Taffeta Co. Ltd. (Taiwan)	75,000	83,897
Gerry Weber International AG (Germany)	23,218	1,148,286
Gildan Activewear, Inc. (Canada)	2,700	136,062
Grendene SA (Brazil)	2,500	17,243
Gunze Ltd. (Japan)	24,000	63,651
Handsome Co. Ltd. (South Korea)	1,910	47,487
Hansae Co. Ltd. (South Korea)	2,400	50,733
Hugo Boss AG (Germany)	311	41,410
Kering (France)	2,091	426,347
Kwong Fong Industries (Taiwan)	26,400	18,035
Lealea Enterprise Co. Ltd. (Taiwan)	85,000	30,483
LG Fashion Corp. (South Korea)	2,090	54,851
Li Ning Co. Ltd. (China)*	12,500	8,461
LPP SA (Poland)	15	44,090
Luxottica Group SpA (Italy)	634	36,633
LVMH Moet Hennessy Louis Vuitton SA (France)	5,161	935,242
Makalot Industrial Co. Ltd. (Taiwan)	4,000	22,252
Michael Kors Holdings Ltd.*	2,066	192,696
Moncler SpA (Italy)*	6,035	103,179
Nien Hsing Textile Co. Ltd. (Taiwan)	17,000	17,323
NIKE, Inc. (Class B Stock)	12,487	922,290
Onward Holdings Co. Ltd. (Japan)	8,000	55,357
Pegas Nonwovens SA (Czech Republic)	2,636	79,849
Ports Design Ltd. (Hong Kong)	31,500	16,488
POU Chen Corp. (Taiwan)	123,000	174,063
Prada SpA (Italy)	11,200	87,702
Puma SE (Germany)	269	75,658
Safilo Group SpA (Italy)*	2,483	52,619
Samsonite International SA (Hong Kong)	30,000	92,825
Sanyo Shokai Ltd. (Japan)	15,000	43,802
Seiko Holdings Corp. (Japan)	193,000	770,672
Shenzhou International Group Holdings Ltd. (Hong Kong)	14,000	44,508
Tainan Enterprises Co. Ltd. (Taiwan)	13,000	14,490
Tainan Spinning Co. Ltd. (Taiwan)	78,000	59,025
Taiwan Paiho Ltd. (Taiwan)	14,000	16,891
Texwinca Holdings Ltd. (Hong Kong)	48,000	51,621
TSI Holdings Co. Ltd. (Japan)	13,400	88,567
Vera Bradley, Inc.*	646	17,436
VF Corp.	7,287	450,920
Wacoal Holdings Corp. (Japan)	13,000	132,758
Weiqiao Textile Co. (China) (Class H Stock)	55,500	30,685
Wolverine World Wide, Inc.	2,772	79,141
XTEP International Holdings Ltd. (China)	13,500	5,783
Yondoshi Holdings, Inc. (Japan)	1,500	25,760
Youngone Corp. (South Korea)	830	30,876
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	35,000	114,051
Zig Sheng Industrial Co. Ltd. (Taiwan)*	53,000	17,271

		9,401,470

Thrifts & Mortgage Finance
Astoria Financial Corp.	5,057	69,888
Berkshire Hills Bancorp, Inc.	1,142	29,555
Capitol Federal Financial, Inc.	8,398	105,395
EverBank Financial Corp.	5,075	100,130
Genworth MI Canada, Inc. (Canada)	3,900	133,069
Home Loan Servicing Solutions Ltd.	3,642	78,667
Hudson City Bancorp, Inc.	7,575	74,462

	Shares	Value
COMMON STOCKS (Continued)
Thrifts & Mortgage Finance (cont’d.)
New York Community Bancorp, Inc.	13,195	$212,044
Northwest Bancshares, Inc.	5,701	83,235
Ocwen Financial Corp.*	4,954	194,098
People’s United Financial, Inc.(a)	8,003	119,005
Provident Financial Services, Inc.	2,862	52,575
Washington Federal, Inc.	3,927	91,499

		1,343,622

Tobacco — 0.2%
Altria Group, Inc.	11,838	443,096
British American Tobacco PLC (United Kingdom)	32,745	1,826,692
Gudang Garam Tbk PT (Indonesia)	10,200	44,649
Imperial Tobacco Group PLC (United Kingdom)	26,020	1,052,180
Japan Tobacco, Inc. (Japan)	28,500	894,541
KT&G Corp. (South Korea)	3,080	231,977
Reynolds American, Inc.	5,873	313,736
Souza Cruz SA (Brazil)	2,800	25,359
Universal Corp.(a)	1,578	88,194

		4,920,424

Trading Companies & Distributors — 0.2%
AerCap Holdings NV*	4,783	201,795
Air Lease Corp.	4,991	186,114
AKR Corporindo Tbk PT (Indonesia)	40,700	17,454
Ashtead Group PLC (United Kingdom)	84,090	1,335,471
BayWa AG (Germany)	1,722	97,994
Brenntag AG (Germany)	8,096	1,503,561
Bunzl PLC (United Kingdom)	7,808	208,182
Eqstra Holdings Ltd. (South Africa)	29,348	19,792
Fastenal Co.(a)	3,501	172,669
Ferreycorp SAA (Peru)	137,906	74,072
Fly Leasing Ltd. (Ireland), ADR	1,437	21,555
Hudaco Industries Ltd. (South Africa)	2,958	29,372
Inaba Denki Sangyo Co. Ltd. (Japan)	3,200	103,306
Inabata & Co. Ltd. (Japan)	5,300	54,005
Invicta Holdings Ltd. (South Africa)	2,033	22,284
Iwatani Corp. (Japan)	4,000	26,115
Kanamoto Co. Ltd. (Japan)	2,600	76,082
Kuroda Electric Co. Ltd. (Japan)	3,900	63,190
Mills Estruturas e Servicos de Engenharia SA (Brazil)	1,100	13,506
MISUMI Group, Inc. (Japan)	3,000	83,126
MRC Global, Inc.*	3,360	90,586
MSC Industrial Direct Co., Inc. (Class A Stock)(a)	1,212	104,862
Nagase & Co. Ltd. (Japan)	9,200	113,610
Nishio Rent All Co. Ltd. (Japan)	2,500	92,781
Solar A/S (Denmark) (Class B Stock)	615	46,074
Tomoe Engineering Co. Ltd. (Japan)	2,200	36,363
Toromont Industries Ltd. (Canada)	17,600	406,288
W.W. Grainger, Inc.	972	245,586
Wakita & Co. Ltd. (Japan)	3,000	35,133
Watsco, Inc.	697	69,637

		5,550,565

Transportation Infrastructure — 0.2%
Abertis Infraestructuras SA (Spain)	5,416	123,784
Aegean Marine Petroleum Network, Inc. (Greece)	3,620	35,693

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Transportation Infrastructure (cont’d.)
Aeroports de Paris (France)	1,786	$222,602
Airports of Thailand PCL (Thailand)	8,100	48,440
Ansaldo STS SpA (Italy)	3,809	44,671
ASTM SpA (Italy)	9,608	163,052
Atlantia SpA (Italy)	17,625	452,870
Auckland International Airport Ltd. (Namibia)*	50,629	167,504
Bangkok Expressway PCL (Thailand)	27,900	28,382
BBA Aviation PLC (United Kingdom)	12,335	68,254
Beijing Capital International Airport Co. Ltd. (China) (Class H Stock)	64,000	44,052
CCR SA (Brazil)	6,900	52,579
Citra Marga Nusaphala Persada Tbk PT (Indonesia)*	96,500	28,830
EcoRodovias Infraestrutura e Logistica SA (Brazil)	3,500	20,886
Flughafen Wien AG (Austria)	1,160	114,902
Flughafen Zuerich AG (Switzerland)	2,372	1,526,574
Fraport AG Frankfurt Airport Services Worldwide (Germany)	1,857	138,761
Grupo Aeroportuario del Pacifico SAB de CV (Mexico), ADR	1,010	59,075
Grupo Aeroportuario del Sureste SAB de CV (Mexico), ADR	360	44,150
Hamburger Hafen und Logistik AG (Germany)	4,011	96,517
Hopewell Highway Infrastructure Ltd. (Hong Kong)	3,000	1,454
Hutchison Port Holdings Trust (Singapore), UTS	230,000	149,500
Japan Airport Terminal Co. Ltd. (Japan)	3,500	90,773
Jiangsu Expressway Co. Ltd. (China) (Class H Stock)	46,000	52,441
Kamigumi Co. Ltd. (Japan)	12,000	116,592
Malaysia Airports Holdings Bhd (Malaysia)	12,400	30,378
Mitsubishi Logistics Corp. (Japan)	6,000	83,360
Port of Tauranga Ltd. (New Zealand)	575	7,089
SATS Ltd. (Singapore)	39,000	94,331
Shenzhen Expressway Co. Ltd. (China) (Class H Stock)	90,000	40,729
Shenzhen International Holdings Ltd. (China)	43,750	54,895
Societa Iniziative Autostradali e Servizi SpA (Italy)	7,038	84,646
Sumitomo Warehouse Co. Ltd. (The) (Japan)	8,000	38,946
TAV Havalimanlari Holding A/S (Turkey)	3,907	31,443
TPI - Triunfo Participacoes e Investimentos SA (Brazil)	3,400	12,887
Transurban Group (Australia)	25,556	172,288
Wesco Aircraft Holdings, Inc.*	2,511	55,267
Wilson Sons Ltd. (Brazil), BDR	400	4,899
Yuexiu Transport Infrastructure Ltd. (China)	64,000	33,015
Zhejiang Expressway Co. Ltd. (China) (Class H Stock)	54,000	49,195

		4,685,706

Water Utilities — 0.1%
Aguas Andinas SA (Chile) (Class A Stock)	76,132	47,730
American States Water Co.	1,972	63,676
American Water Works Co., Inc.	4,579	207,887

	Shares	Value
COMMON STOCKS (Continued)
Water Utilities (cont’d.)
Aqua America, Inc.	3,148	$78,920
Beijing Enterprises Water Group Ltd. (China)	80,000	56,085
California Water Service Group	3,018	72,251
China Water Affairs Group Ltd. (Hong Kong)	70,000	22,236
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil), ADR	9,000	83,340
Cia de Saneamento de Minas Gerais-COPASA (Brazil)	3,200	51,744
Guangdong Investment Ltd. (China)	106,000	101,350
Inversiones Aguas Metropolitanas SA (Chile)	21,403	34,737
Manila Water Co., Inc. (Philippines)	53,500	28,563
Pennon Group PLC (United Kingdom)	90,574	1,123,086
Puncak Niaga Holdings Bhd (Malaysia)	16,000	13,976
Severn Trent PLC (United Kingdom)	5,282	160,530
SIIC Environment Holdings Ltd. (Singapore)*	4,888,000	672,344
Sound Global Ltd. (China)*	42,000	41,666
Thai Tap Water Supply PCL (Thailand)*	89,900	26,881
United Utilities Group PLC (United Kingdom)	25,178	331,194

		3,218,196

Wireless Telecommunication Services — 0.5%
Advanced Info Service PCL (Thailand)	15,100	105,197
Almendral SA (Chile)	197,001	17,783
America Movil SAB de CV (Mexico) (Class L Stock), ADR(a)	56,170	1,116,660
Axiata Group Bhd (Malaysia)	92,600	189,291
China Mobile Ltd. (China)	249,500	2,290,767
DiGi.Com Bhd (Malaysia)	9,300	15,363
ENTEL Chile SA (Chile)	3,444	42,185
Far EasTone Telecommunications Co. Ltd. (Taiwan)	41,000	86,789
Freenet AG (Germany)	5,698	199,434
Globe Telecom, Inc. (Philippines)	915	33,991
Indosat Tbk PT (Indonesia)	93,800	32,746
KDDI Corp. (Japan)	21,000	1,219,365
Maxis Bhd (Malaysia)	30,900	65,885
MegaFon OAO (Russia), GDR, RegS	3,022	84,971
Millicom International Cellular SA (Luxembourg), SDR	1,471	149,825
Mobile Telesystems OJSC (Russia), ADR	12,400	216,876
Mobistar SA (Belgium)	1,569	29,627
MTN Group Ltd. (South Africa)	29,435	602,445
NTT DoCoMo, Inc. (Japan)	80,500	1,268,478
Partner Communications Co. Ltd. (Israel)*	10,372	94,295
Philippine Long Distance Telephone Co. (Philippines), ADR	1,520	92,750
Rogers Communications, Inc. (Canada) (Class B Stock)	8,900	368,801
Samart Corp. PCL (Thailand)	25,400	14,329
SBA Communications Corp. (Class A Stock)*	467	42,478
Sistema JSFC (Russia), GDR	19,010	427,915
SK Telecom Co. Ltd. (South Korea)	1,618	328,355
SmarTone Telecommunications Holdings Ltd. (Hong Kong)	38,000	42,328
Softbank Corp. (Japan)	16,800	1,269,547
Taiwan Mobile Co. Ltd. (Taiwan)	28,000	87,929

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Wireless Telecommunication Services (cont’d.)
Tele2 AB (Sweden) (Class B Stock)	10,370	$128,749
Telephone & Data Systems, Inc.	7,545	197,754
Tim Participacoes SA (Brazil), ADR	2,240	58,150
Turkcell Iletisim Hizmetleri A/S (Turkey)*	23,071	129,233
VimpelCom Ltd. (Netherlands), ADR	9,100	82,173
Vodacom Group Ltd. (South Africa)	3,583	44,216
Vodafone Group PLC (United Kingdom), ADR	112,892	4,155,555

		15,332,235

TOTAL COMMON STOCKS (cost $826,730,646)		883,458,871

EXCHANGE TRADED FUNDS — 0.2%
iShares MSCI India Index*	639,232	4,091,085
iShares MSCI Israel Capped	11,822	624,202
iShares MSCI South Korea Capped	12,366	760,509
iShares US Real Estate	48	3,248
SPDR Dow Jones International Real Estate	81	3,335

TOTAL EXCHANGE TRADED FUNDS (cost $4,958,928)		5,482,379

PREFERRED STOCKS — 0.3%
Automobiles — 0.1%
Bayerische Motoren Werke AG (Germany) (PRFC)	2,190	206,921
Hyundai Motor Co. (South Korea) (PRFC)	1,060	151,575
Volkswagen AG (Germany) (PRFC)	7,672	1,989,328

		2,347,824

Banks
Absa Bank Ltd. (South Africa) (PRFC),	1,074	85,176
Banco Davivienda SA (Colombia) (PFRC)	7,082	90,144
Banco Daycoval SA (Brazil) (PRFC)	3,200	12,721
Grupo Aval Acciones y Valores (Colombia) (PRFC)	192,010	126,096
Itausa - Investimentos Itau SA (Brazil) (PRFC)	78,700	320,141
Shinkin Central Bank (Japan) (PRFC)	63	115,315

		749,593

Chemicals
Braskem SA (Brazil) (PRFC)*	2,700	21,193

Construction Materials
STO SE & Co. KGaA (Germany) (PRFC)	378	78,129

Containers & Packaging
Klabin SA (Brazil) (PRFC)	39,500	40,910

Diversified Financial Services
Grupo de Inversiones Suramericana SA (Colombia) (PFRC)	516	9,577

Diversified Telecommunication Services
Oi SA (Brazil) (PRFC)	45,900	62,710

Electric Utilities
Centrais Eletricas Brasileiras SA (Brazil) (PRFC B)	13,200	63,644
Cia de Transmissao de Energia Eletrica Paulista (Brazil) (PRFC)	2,200	23,832
Cia Energetica de Minas Gerais (Brazil) (PRFC)	19,370	130,954

	Shares	Value
PREFERRED STOCKS (Continued)
Electric Utilities (cont’d.)
Cia Paranaense de Energia (Brazil) (PRFC B)	5,600	$73,548
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA (Brazil) (PRFC)	7,400	28,211

		320,189

Food & Staples Retailing
Cia Brasileira de Distribuicao Grupo Pao de Acucar (Brazil) (PRFC), ADR	1,200	52,512

Health Care Equipment & Supplies
Sartorius AG (Germany) (PRFC)	5,510	753,225

Household Products
Henkel AG & Co. KGaA (Germany) (PRFC)	3,076	331,109

Independent Power & Renewable Electricity Producers
Cia Energetica de Sao Paulo (Brazil) (PRFC B)	10,300	120,477

Industrial Conglomerates
Allied Electronics Corp. Ltd. (South Africa) (PRFC)	9,825	21,886

Insurance
Unipol Gruppo Finanziario SpA (Italy) (PRFC)	12,126	84,068

Machinery
Marcopolo SA (Brazil) (PRFC)	8,100	16,243
Randon Participacoes SA (Brazil) (PRFC)	3,300	12,333

		28,576

Metals & Mining
Usinas Siderurgicas de Minas Gerais SA (Brazil) (PRFC A)*	17,800	80,018
Vale SA (Brazil) (PRFC)	57,800	720,908

		800,926

Multi-Utilities
RWE AG (Germany) (PRFC)	2,175	70,772

Oil, Gas & Consumable Fuels — 0.1%
AK Transneft OAO (Russia) (PRFC)	284	617,490
Surgutneftegas OAO (Russia) (PRFC)	706,700	513,212

		1,130,702

Paper & Forest Products
Suzano Papel e Celulose SA (Brazil) (PRFC A)	9,100	33,408

Semiconductors & Semiconductor Equipment — 0.1%
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	878	874,643

Textiles, Apparel & Luxury Goods
Alpargatas SA (Brazil) (PRFC)	2,300	12,853

TOTAL PREFERRED STOCKS (cost $7,394,464)		7,945,282

	Units
RIGHTS*
Construction & Engineering
Mota-Engil Africa SGPS SA (Portugal)	396	—

Diversified Financial Services
Moscow Exchange MICEX OAO (Russia), expiring 08/27/14	14,030	23,206

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Units
RIGHTS* (Continued)
Independent Power & Renewable Electricity Producers
AES Gener SA (Chile), expiring 04/30/14	115,737	$393

Insurance
RSA Insurance Group PLC (United Kingdom), expiring 04/09/14	43,425	24,253

Marine
HKE & HKE Ltd. (Hong Kong)	8,375	—

Metals & Mining
Royal Bafokeng Platinum Ltd. (South Africa), expiring 04/11/14	223	218

Real Estate Investment Trusts (REITs)
CPN Retail Growth Leasehold Property Fund (Thailand)	87,637	—
Intu Properties PLC (United Kingdom), expiring 04/17/14	3,356	5,224

		5,224

Wireless Telecommunication Services
Samart Corp. PCL (Thailand)	505	—

TOTAL RIGHTS (cost $27,430)		53,294

WARRANTS*
Road & Rail
BTS Group Holdings PCL (Thailand), expiring 12/31/18(g) (cost $0)	95,700	2,596

	Shares
UNAFFILIATED MUTUAL FUNDS
Chemtrade Logistics Income Fund	100	1,944
CPN Retail Growth Leasehold Property Fund	106,300	50,547
HBM Healthcare Investments AG (Class A Stock)*	2,122	181,366
Samui Airport Property Fund Leasehold	117,500	58,053
Solvalor 61	392	92,755

TOTAL UNAFFILIATED MUTUAL FUNDS (cost $352,574)		384,665

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.9%
Collateralized Loan Obligations — 0.7%
Acis CLO Ltd. (Cayman Islands),
Series 2013-2A, Class A, 144A
0.742%(c)	10/14/22	1,350	1,316,744
Series 2013-2A, Class ACOM, 144A
1.157%(c)	10/14/22	9,300	9,016,350
Brentwood CLO Corp. (Cayman Islands),
Series 2006-1A, Class A1A, 144A
0.508%(c)	02/01/22	5,821	5,761,609
Series 2006-1A, Class A1B, 144A
0.508%(c)	02/01/22	2,256	2,233,182
KKR Financial CLO Ltd.,
Series 2007-1A, Class A, 144A
0.586%(c)	05/15/21	3,155	3,119,267

			21,447,152

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities — 0.2%
SLM Student Loan Trust,
Series 2008-5, Class A4
1.939%(c)	07/25/23	4,000	$4,199,704

			4,199,704

TOTAL ASSET-BACKED SECURITIES (cost $25,484,962)			25,646,856

BANK LOANS(c) — 0.1%
Commercial Finance
Maxim Crane Works,
Term Loan
10.250%	09/17/14	125	127,266

Consumer Discretionary
Weight Watchers, Inc.,
Tranche Term Loan B-2
— %(p)	04/02/20	150	116,045

Hotels, Restaurants & Leisure
Caesars Entertainment Operating Co.,
Term Loan B-6
— %(p)	01/28/18	150	141,312
Marina District Finance Co.,
Incremental Term Loan
6.750%	08/15/18	125	126,350

			267,662

Media
Clear Channel Communications, Inc.,
Tranche Term Loan D
6.919%	01/30/19	100	97,865
Getty Images, Inc.,
Initial Term Loan
4.750%	10/18/19	249	238,221

			336,086

Miscellaneous Manufacturing — 0.1%
Atkore International, Inc.,
Term Loan
— %(p)	03/26/21	251	250,930
— %(p)	09/27/21	125	125,625

			376,555

Retail & Merchandising
Bj’s Wholesale Club, Inc.,
Replacement Loan
8.500%	05/14/20	200	204,400

Retailers
Mens Warehouse, Inc.,
Term Loan
— %(p)	03/28/15	100	100,000

Textiles, Apparel & Luxury Goods
True Religion Apparel, Inc.,
Assignment Term Loan
5.875%	07/30/19	200	190,149

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
11.000%	01/29/19	150	$143,250

			333,399

TOTAL BANK LOANS (cost $1,828,371)			1,861,413

COMMERCIAL MORTGAGE-BACKED
SECURITIES — 3.2%
Credit Suisse Commercial Mortgage Trust,
Series 2007-C1, Class A1A
5.361%	02/15/40	18,741	19,918,365
Series 2007-C2, Class A1A
5.526% (c)	01/15/49	20,865	22,459,663
FHLMC Multifamily Structured Pass-Through Certificates,
Series K016, Class A2
2.968%	10/25/21	25,000	25,222,150
Series K035, Class A2
3.458%	08/25/23	1,100	1,121,326
Series K714, Class A2
3.034%	10/25/20	6,500	6,696,495
Series KS01, Clas A2
2.522%	01/25/23	6,300	6,045,934
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C28, Class A1A
5.559%	10/15/48	11,896	13,003,356

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $95,967,948)			94,467,289

CONVERTIBLE BONDS
Metals & Mining
Peabody Energy Corp.,
Jr. Sub. Notes(a)
4.750%	12/15/66	100	80,875

Oil, Gas & Consumable Fuels
Chesapeake Energy Corp.,
Gtd. Notes
2.500%	05/15/37	250	254,375

Real Estate Investment Trusts (REITs)
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes
4.550%	03/01/18	250	285,313

TOTAL CONVERTIBLE BONDS (cost $595,196)			620,563

CORPORATE BONDS — 14.2%
Aerospace & Defense
Accudyne Industries Borrower/Accudyne Industries LLC (Luxembourg),
Gtd. Notes, 144A
7.750%	12/15/20	150	161,625
ADS Tactical, Inc.,
Sr. Sec’d. Notes, 144A(g)
11.000%	04/01/18	150	148,875
Spirit Aerosystems, Inc.,
Gtd. Notes
6.750%	12/15/20	150	160,875

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Aerospace & Defense (cont’d.)
TransDigm, Inc.,
Gtd. Notes(a)
7.500%	07/15/21	250	$276,875

			748,250

Airlines
Air Canada (Canada),
Sr. Sec’d. Notes, 144A
6.750%	10/01/19	300	323,250
Air Canada 2013-1 Class B Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
5.375%	11/15/22	100	101,500
Continental Airlines 2012-3 Class C Pass-Through Certificates,
Pass-Through Certificates
6.125%	04/29/18	300	316,125
United Airlines 2014-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.750%	10/11/23	50	50,187
United Continental Holdings, Inc.,
Gtd. Notes(a)
6.375%	06/01/18	100	107,875

			898,937

Auto Components
American Axle & Manufacturing, Inc.,
Gtd. Notes
5.125%	02/15/19	50	52,063
6.250%	03/15/21	100	106,500
6.625%	10/15/22	100	108,375
Schaeffler Holding Finance BV (Germany),
Sr. Sec’d. Notes, PIK, 144A
6.875%	08/15/18	200	212,750
Servus Luxembourg Holding SCA (Luxembourg),
Sr. Sec’d. Notes, 144A
7.750%	06/15/18	EUR 150	220,618
Stackpole International Intermediate/Stackpole International Powder (Canada),
Sr. Sec’d. Notes, 144A(a)
7.750%	10/15/21	150	160,688

			860,994

Automobiles
Chrysler Group LLC/CG Co-Issuer, Inc.,
Sec’d. Notes, 144A
8.000%	06/15/19	200	219,000
8.250%	06/15/21	200	226,250
General Motors Financial Co., Inc.,
Gtd. Notes
3.250%	05/15/18	50	50,437

			495,687

Banks — 3.0%
Ally Financial, Inc.,
Gtd. Notes
6.250%	12/01/17	750	837,187
8.000%	11/01/31	350	431,375
Australia & New Zealand Banking Group Ltd. (Australia),
Sub. Notes, 144A
4.500%	03/19/24	2,800	2,792,300

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Bank Negara Malaysia Monetary Notes (Malaysia),
Unsec’d. Notes
2.897%(s)	05/22/14	MYR 930	$283,619
2.902%(s)	08/14/14	MYR 2,060	623,980
2.938%(s)	05/27/14	MYR 850	259,116
2.946%(s)	07/08/14	MYR 840	255,200
2.962%(s)	11/06/14	MYR 460	138,390
Bank of America Corp.,
Sr. Notes, MTN
4.000%	04/01/24	2,700	2,696,822
Sr. Unsec’d. Notes
2.650%	04/01/19	5,075	5,091,184
Sr. Unsec’d. Notes, MTN
4.125%	01/22/24	9,025	9,126,703
Bank of Thailand (Thailand),
Unsec’d. Notes
2.950%	01/14/16	THB 11,840	368,740
Barclays Bank PLC (United Kingdom),
Jr. Sub. Notes, 144A
1.000%	05/08/14	BRL 7,000	2,659,003
Jr. Sub. Notes, MTN
4.750%(c)	03/29/49	EUR 50	61,392
Sr. Unsec’d. Notes(a)
2.500%	02/20/19	2,750	2,754,801
Barclays PLC (United Kingdom),
Jr. Sub. Notes
8.250%(c)	12/29/49	400	420,000
Capital One Financial Corp.,
Sr. Unsec’d. Notes
1.000%	11/06/15	2,600	2,603,682
CIT Group, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	02/15/19	550	592,625
Citigroup, Inc.,
Jr. Sub. Notes
5.900%(c)	12/29/49	250	244,844
Sr. Unsec’d. Notes(a)
3.375%	03/01/23	2,675	2,586,845
Credit Suisse AG (Switzerland),
Sub. Notes, 144A(a)
6.500%	08/08/23	1,650	1,810,875
Credit Suisse Group AG (Switzerland),
Jr. Sub. Notes, 144A(a)
7.500%(c)	12/11/49	600	651,750
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, MTN, 144A
8.250%	06/17/32	IDR 3,200,000	271,621
Intesa Sanpaolo SpA (Italy),
Bank Gtd. Notes(a)
2.375%	01/13/17	2,050	2,056,892
3.125%	01/15/16	5,675	5,810,116
3.875%	01/15/19	1,150	1,169,734
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes(a)
3.250%	09/23/22	4,675	4,605,300
JPMorgan Chase Bank NA,
Sr. Unsec’d. Notes, MTN, 144A
16.000%	07/02/19	NGN 33,640	219,327
Unsec’d. Notes, MTN, 144A

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
5.250%	05/17/18	IDR 30,762,000	$2,491,821
9.000%	03/19/29	IDR 1,665,000	152,512
LBG Capital No. 1 PLC (United Kingdom),
Bank Gtd. Notes, 144A
7.875%	11/01/20	200	218,681
8.000%(c)	12/29/49	400	429,400
LBG Capital No. 2 PLC (United Kingdom),
Bank Gtd. Notes, MTN
7.875%	03/19/20	300	329,250
Lloyds Bank PLC (United Kingdom),
Bank Gtd. Notes(a)
2.300%	11/27/18	1,450	1,448,565
Morgan Stanley,
Sr. Unsec’d. Notes, MTN
5.950%	12/28/17	5,650	6,449,616
Nordea Bank AB (Sweden),
Sub. Notes, 144A
4.250%	09/21/22	775	781,887
PNC Preferred Funding Trust II,
Jr. Sub. Notes, 144A
1.456%(c)	03/29/49	3,400	3,230,000
Regions Financial Corp.,
Sr. Unsec’d. Notes
2.000%	05/15/18	3,900	3,822,398
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes(a)
2.550%	09/18/15	1,725	1,761,586
Sub. Notes(a)
6.000%	12/19/23	2,150	2,201,499
6.100%	06/10/23	350	363,307
6.125%	12/15/22	100	104,728
Royal Bank of Scotland PLC (The) (United Kingdom),
Sub. Notes, RegS
9.500%(c)	03/16/22	1,300	1,524,250
Santander Bank NA (Spain),
Sub. Notes
8.750%	05/30/18	1,725	2,057,063
Santander UK PLC (United Kingdom),
Sub. Notes, 144A
5.000%	11/07/23	1,125	1,157,397
Standard Chartered Bank (Singapore),
Sr. Unsec’d. Notes, MTN, 144A
9.000%	03/19/29	IDR 1,000,000	91,599
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sub. Notes, 144A
4.436%	04/02/24	3,175	3,177,950
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
2.350%	11/01/18	4,700	4,701,678

			87,918,610

Beverages — 0.2%
Constellation Brands, Inc.,
Gtd. Notes
3.750%	05/01/21	300	293,250
4.250%	05/01/23	550	537,625

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Beverages (cont’d.)
Pernod-Ricard SA (France),
Sr. Unsec’d. Notes, 144A(a)
4.450%	01/15/22	5,100	$5,333,759

			6,164,634

Building Products
Mcron Finance Sub LLC/Mcron Finance Corp.,
Sr. Sec’d. Notes, 144A
8.375%	05/15/19	100	110,500
Milacron LLC/Mcron Finance Corp.,
Gtd. Notes, 144A
7.750%	02/15/21	250	270,000
Ply Gem Industries, Inc.,
Gtd. Notes, 144A(a)
6.500%	02/01/22	150	151,500
Summit Materials LLC/Summit Materials Finance Corp.,
Sr. Unsec’d. Notes, 144A
10.500%	01/31/20	50	56,375

			588,375

Cable Television
VTR Finance BV (Chile),
Sr. Sec’d. Notes, 144A(a)
6.875%	01/15/24	400	416,000

Chemicals — 0.2%
ADS Waste Holdings, Inc.,
Gtd. Notes(a)
8.250%	10/01/20	450	489,375
Ashland, Inc.,
Sr. Unsec’d. Notes(a)
3.875%	04/15/18	250	258,125
Eagle Spinco, Inc.,
Gtd. Notes, 144A(a)
4.625%	02/15/21	450	444,937
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC,
Sec’d. Notes(a)
9.000%	11/15/20	450	445,500
Sr. Sec’d. Notes
8.875%	02/01/18	500	520,000
Huntsman International LLC,
Gtd. Notes(a)
4.875%	11/15/20	300	301,875
INEOS Group Holdings SA (Luxembourg),
Gtd. Notes, 144A(g)
5.875%	02/15/19	200	204,250
Kraton Polymers LLC/Kraton Polymers Capital Corp.,
Gtd. Notes
6.750%	03/01/19	200	212,500
LYB International Finance BV (Netherlands),
Gtd. Notes(a)
4.000%	07/15/23	925	943,355
OMNOVA Solutions, Inc.,
Gtd. Notes
7.875%	11/01/18	250	266,875
PQ Corp.,
Sec’d. Notes, 144A
8.750%	05/01/18	150	163,875

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Chemicals (cont’d.)
Rockwood Specialties Group, Inc.,
Gtd. Notes
4.625%	10/15/20	250	$258,125
SPCM SA (France),
Sr. Unsec’d. Notes, 144A
6.000%	01/15/22	400	424,000
US Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B BV,
Gtd. Notes, 144A(a)
7.375%	05/01/21	450	489,375

			5,422,167

Commercial Services & Supplies — 0.2%
Ahern Rentals, Inc.,
Sec’d. Notes, 144A(a)
9.500%	06/15/18	150	165,937
APX Group, Inc.,
Gtd. Notes
8.750%	12/01/20	100	101,750
Sr. Sec’d. Notes(a)
6.375%	12/01/19	300	306,000
Casella Waste Systems, Inc.,
Gtd. Notes(a)
7.750%	02/15/19	350	363,125
DH Services Luxembourg Sarl (Luxembourg),
Gtd. Notes, 144A
7.750%	12/15/20	500	533,750
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	10/15/22	1,900	1,823,998
Hertz Corp. (The),
Gtd. Notes
5.875%	10/15/20	100	106,625
6.250%	10/15/22	150	160,500
RR Donnelley & Sons Co.,
Sr. Unsec’d. Notes
7.875%	03/15/21	150	171,750
Safway Group Holding LLC/Safway Finance Corp.,
Sec’d. Notes, 144A
7.000%	05/15/18	150	159,750
Speedy Cash Intermediate Holdings Corp.,
Sec’d. Notes, 144A
10.750%	05/15/18	300	309,000
United Rentals North America, Inc.,
Gtd. Notes
6.125%	06/15/23	150	159,000
7.625%	04/15/22	200	224,250
8.375%	09/15/20	100	110,750
WEX, Inc.,
Gtd. Notes, 144A
4.750%	02/01/23	150	141,000

			4,837,185

Construction & Engineering — 0.3%
Aguila 3 SA (Luxembourg),
Sr. Sec’d. Notes, 144A
7.875%	01/31/18	150	159,375
Sr. Sec’d. Notes, RegS
7.875%	01/31/18	CHF 150	179,498

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Construction & Engineering (cont’d.)
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Unsec’d. Notes, 144A
6.875%	02/15/21	100	$100,000
Beazer Homes USA, Inc.,
Gtd. Notes
7.500%	09/15/21	50	53,750
9.125%	06/15/18	50	52,875
Sr. Sec’d. Notes
6.625%	04/15/18	150	161,250
Brookfield Residential Properties, Inc. (Canada),
Gtd. Notes, 144A
6.125%	07/01/22	250	258,125
6.500%	12/15/20	300	319,500
D.R. Horton, Inc.,
Gtd. Notes
4.750%	02/15/23	125	124,375
DR Horton, Inc.,
Gtd. Notes
3.750%	03/01/19	150	150,375
Lennar Corp.,
Gtd. Notes
4.750%	11/15/22	200	194,500
MDC Holdings, Inc.,
Gtd. Notes
5.500%	01/15/24	1,900	1,941,010
6.000%	01/15/43	2,600	2,288,000
Meritage Homes Corp.,
Gtd. Notes
7.000%	04/01/22	300	330,750
7.150%	04/15/20	50	55,750
Ryland Group, Inc. (The),
Gtd. Notes
5.375%	10/01/22	250	248,125
Standard Pacific Corp.,
Gtd. Notes(a)
6.250%	12/15/21	250	266,250
Toll Brothers Finance Corp.,
Gtd. Notes
4.375%	04/15/23	150	144,375
5.875%	02/15/22	100	107,000
Weekley Homes LLC/Weekley Finance Corp.,
Sr. Unsec’d. Notes
6.000%	02/01/23	200	199,000
William Lyon Homes, Inc.,
Gtd. Notes(a)
8.500%	11/15/20	350	389,375
Woodside Homes Co. LLC/Woodside Homes Finance, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	12/15/21	100	101,750
Zachry Holdings, Inc.,
Sr. Notes, 144A
7.500%	02/01/20	250	270,625

			8,095,633

Construction Materials
Builders Firstsource, Inc.,
Sr. Sec’d. Notes, 144A
7.625%	06/01/21	150	162,375

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Construction Materials (cont’d.)
Calcipar SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.875%	05/01/18	200	$213,000
CPG Merger Sub LLC,
Gtd. Notes, 144A
8.000%	10/01/21	150	161,250
Gibraltar Industries, Inc.,
Gtd. Notes
6.250%	02/01/21	150	159,937
USG Corp.,
Sr. Unsec’d. Notes
9.750%	01/15/18	250	301,875

			998,437

Containers & Packaging — 0.1%
Ardagh Packaging Finance PLC (Ireland),
Gtd. Notes, 144A(a)
9.125%	10/15/20	200	223,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Gtd. Notes, 144A(a)
6.250%	01/31/19	350	365,750
6.750%	01/31/21	200	209,000
Sr. Unsec’d. Notes, 144A
7.000%	11/15/20	35	37,147
Ball Corp.,
Gtd. Notes
5.000%	03/15/22	200	205,000
Crown Americas LLC/Crown Americas Capital Corp. IV,
Gtd. Notes
4.500%	01/15/23	250	238,750
Sealed Air Corp.,
Gtd. Notes, 144A(a)
6.500%	12/01/20	200	220,500
8.375%	09/15/21	150	172,687

			1,671,834

Distributors
HD Supply, Inc.,
Gtd. Notes(a)
7.500%	07/15/20	359	391,759
11.500%	07/15/20	450	535,500
Sec’d. Notes
11.000%	04/15/20	100	118,750
Sr. Sec’d. Notes
8.125%	04/15/19	150	167,250

			1,213,259

Diversified Financial Services — 0.5%
Aircastle Ltd.,
Sr. Unsec’d. Notes
4.625%	12/15/18	100	102,375
6.250%	12/01/19	100	108,000
Discover Financial Services,
Sr. Unsec’d. Notes
3.850%	11/21/22	3,000	2,944,875
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
5.875%	08/02/21	3,950	4,545,008

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
General Electric Capital Corp.,
Sr. Unsec’d. Notes, MTN
5.875%	01/14/38	3,700	$4,361,952
International Lease Finance Corp.,
Sr. Unsec’d. Notes(a)
5.875%	04/01/19	750	819,375
6.250%	05/15/19	50	55,125
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Unsec’d. Notes, 144A
6.875%	04/15/22	400	403,000
7.375%	04/01/20	200	210,000
Jefferies LoanCore LLC/JLC Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.875%	06/01/20	200	203,000
Nationstar Mortgage LLC/Nationstar Capital Corp.,
Gtd. Notes
6.500%	08/01/18	200	201,000
6.500%	07/01/21	250	235,625
7.875%	10/01/20	150	151,500
Nielsen Co. Luxembourg Sarl (The),
Gtd. Notes, 144A
5.500%	10/01/21	250	260,937
SLM Corp.,
Sr. Unsec’d. Notes, MTN
4.875%	06/17/19	150	152,426
5.500%	01/15/19	350	370,125
6.125%	03/25/24	300	299,625
8.000%	03/25/20	250	287,813
8.450%	06/15/18	150	176,625

			15,888,386

Diversified Telecommunication Services — 1.5%
Alcatel-Lucent USA, Inc. (France),
Gtd. Notes, 144A(a)
6.750%	11/15/20	400	423,000
Sr. Unsec’d. Notes
6.450%	03/15/29	200	191,000
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.500%	01/15/22	200	211,000
Altice Finco SA (Luxembourg),
Sr. Sec’d. Notes, 144A
8.125%	01/15/24	200	215,500
AT&T, Inc.,
Sr. Unsec’d. Notes(a)
2.625%	12/01/22	2,375	2,208,254
CommScope Holding Co., Inc.,
Sr. Unsec’d. Notes, PIK, 144A(a)
6.625%	06/01/20	250	264,375
Digicel Group Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A
8.250%	09/30/20	200	213,500
Digicel Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A
7.000%	02/15/20	450	468,000
Frontier Communications Corp.,
Sr. Unsec’d. Notes
8.250%	04/15/17	500	581,875
8.500%	04/15/20	500	581,250

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Telecommunication Services (cont’d.)
9.250%	07/01/21	500	$592,500
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes(a)
6.625%	12/15/22	200	208,000
Gtd. Notes, 144A(a)
5.500%	08/01/23	250	245,000
6.625%	12/15/22	250	260,000
Intelsat Luxembourg SA (Luxembourg),
Gtd. Notes, 144A
6.750%	06/01/18	50	52,875
7.750%	06/01/21	750	789,375
8.125%	06/01/23	650	689,000
Juniper Networks, Inc.,
Sr. Unsec’d. Notes
4.500%	03/15/24	850	860,553
Level 3 Communications, Inc.,
Sr. Unsec’d. Notes
8.875%	06/01/19	100	109,875
Level 3 Financing, Inc.,
Gtd. Notes(a)
7.000%	06/01/20	400	433,500
9.375%	04/01/19	250	277,500
Matterhorn Financing & CY SCA (Luxembourg),
Sr. Sec’d. Notes, RegS, PIK
9.000%	04/15/19	EUR 200	286,553
Mobile Challenger Intermediate Group SA (Switzerland),
Sr. Sec’d. Notes, RegS, PIK
8.750%	03/15/19	CHF 500	585,374
SBA Telecommunications, Inc.,
Gtd. Notes
5.750%	07/15/20	250	261,875
Sprint Capital Corp.,
Gtd. Notes(a)
6.900%	05/01/19	350	384,125
8.750%	03/15/32	450	495,000
Telecom Italia Capital SA (Italy),
Gtd. Notes
7.721%	06/04/38	100	107,000
Telefonica Emisiones SAU (Spain),
Gtd. Notes
3.192%	04/27/18	1,900	1,945,963
5.462%	02/16/21	1,750	1,923,829
tw telecom holdings, Inc.,
Gtd. Notes
5.375%	10/01/22	100	102,000
Unify Germany Holdings BV (Netherlands),
Sr. Sec’d. Notes, RegS
10.750%	11/15/15	EUR 92	129,279
UPC Holding BV (Netherlands),
Sr. Unsec’d. Notes, RegS
6.750%	03/15/23	CHF 750	926,842
Verizon Communications, Inc.,
Sr. Unsec’d. Notes(a)
3.650%	09/14/18	4,525	4,817,007
4.150%	03/15/24	2,175	2,209,687
4.500%	09/15/20	5,575	6,054,690
5.150%	09/15/23	7,725	8,453,614
6.550%	09/15/43	2,950	3,589,958

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Telecommunication Services (cont’d.)
Virgin Media Finance PLC (United Kingdom),
Gtd. Notes, 144A
6.375%	04/15/23	200	$212,000
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A(a)
5.375%	04/15/21	200	206,500
Wind Acquisition Finance SA (Italy),
Sec’d. Notes, 144A(a)
11.750%	07/15/17	150	158,063
Sr. Sec’d. Notes, 144A(a)
7.250%	02/15/18	400	422,000
Wind Acquisition Holdings Finance SA (Italy),
Sr. Sec’d. Notes, PIK, 144A
12.250%	07/15/17	212	222,332
Windstream Corp.,
Gtd. Notes
7.750%	10/01/21	450	483,750
7.875%	11/01/17	150	172,125

			44,025,498

Electric Utilities — 0.5%
DPL, Inc.,
Sr. Unsec’d. Notes
7.250%	10/15/21	30	30,975
Florida Power & Light Co.,
First Mortgage
3.800%	12/15/42	1,400	1,290,349
4.125%	02/01/42	1,919	1,847,801
MidAmerican Energy Holdings Co.,
Sr. Unsec’d. Notes(a)
6.125%	04/01/36	3,400	4,067,094
NV Energy, Inc.,
Sr. Unsec’d. Notes
6.250%	11/15/20	1,750	2,043,050
Puget Energy, Inc.,
Sr. Sec’d. Notes(a)
5.625%	07/15/22	500	569,845
Puget Sound Energy, Inc.,
Jr. Sub. Notes
6.974%(c)	06/01/67	1,100	1,128,475
Ruwais Power Co. PJSC (United Arab Emirates),
Sr. Sec’d. Notes, 144A
6.000%	08/31/36	840	920,597
Southern California Edison Co.,
First Reference Mortgage
4.050%	03/15/42	1,750	1,663,881

			13,562,067

Electrical Equipment — 0.1%
Roper Industries, Inc.,
Sr. Unsec’d. Notes
2.050%	10/01/18	2,400	2,360,232

Electronic Equipment, Instruments & Components
NCR Corp.,
Gtd. Notes
5.000%	07/15/22	100	100,125
Sr. Unsec’d. Notes, 144A(a)
6.375%	12/15/23	250	265,625

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
WESCO Distribution, Inc.,
Gtd. Notes, 144A
5.375%	12/15/21	150	$153,375

			519,125

Energy Equipment & Services — 0.4%
Access Midstream Partners LP/ACMP Finance Corp.,
Gtd. Notes
4.875%	05/15/23	50	50,375
5.875%	04/15/21	150	159,750
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes, 144A
6.125%	03/01/22	100	104,500
Enterprise Products Operating LLC,
Gtd. Notes
8.375%(c)	08/01/66	5,500	6,194,375
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
5.750%	02/15/21	150	155,250
Kinder Morgan, Inc.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/21	200	200,283
Regency Energy Partners LP/Regency Energy Finance Corp.,
Gtd. Notes(a)
5.875%	03/01/22	150	155,625
6.500%	07/15/21	250	268,125
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes, 144A(a)
6.250%	03/15/22	300	312,750
Seadrill Ltd. (Norway),
Sr. Unsec’d. Notes, 144A
6.625%	09/15/20	200	205,000
TransCanada PipeLines Ltd. (Canada),
Jr. Sub. Notes
6.350%(c)	05/15/67	2,935	3,040,660

			10,846,693

Food & Staples Retailing — 0.1%
Shearer’s Foods LLC/Chip Finance Corp.,
Sr. Sec’d. Notes, 144A
9.000%	11/01/19	250	273,125
Walgreen Co.,
Sr. Unsec’d. Notes
1.800%	09/15/17	1,800	1,812,100

			2,085,225

Food Products — 0.1%
B&G Foods, Inc.,
Gtd. Notes
4.625%	06/01/21	200	197,750
Big Heart Pet Brands,
Gtd. Notes
7.625%	02/15/19	400	416,750
Bumble Bee Holdco SCA,
Sr. Notes, PIK, 144A
9.625%	03/15/18	200	210,000
Bumble Bee Holdings, Inc. (Luxembourg),
Sr. Sec’d. Notes, 144A(a)
9.000%	12/15/17	199	216,910

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Food Products (cont’d.)
Chiquita Brands International, Inc./Chiquita Brands LLC,
Sr. Sec’d. Notes
7.875%	02/01/21	100	$111,625
Diamond Foods, Inc.,
Gtd. Notes, 144A
7.000%	03/15/19	50	51,750
Mondelez International, Inc.,
Sr. Unsec’d. Notes
6.500%	02/09/40	1,317	1,656,533
Post Holdings, Inc.,
Gtd. Notes(a)
7.375%	02/15/22	100	107,500
Gtd. Notes, 144A(a)
6.750%	12/01/21	450	476,437
7.375%	02/15/22	150	161,250
TreeHouse Foods, Inc.,
Gtd. Notes(a)
4.875%	03/15/22	50	50,313
US Foods, Inc.,
Gtd. Notes
8.500%	06/30/19	300	324,600
Wells Enterprises, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	02/01/20	212	219,420

			4,200,838

Health Care Equipment & Supplies — 0.1%
DJO Finance LLC/DJO Finance Corp.,
Gtd. Notes
7.750%	04/15/18	100	105,250
9.750%	10/15/17	100	106,000
9.875%	04/15/18	350	381,500
Fresenius US Finance II, Inc. (Germany),
Gtd. Notes, 144A
4.250%	02/01/21	100	100,510
Life Technologies Corp.,
Sr. Unsec’d. Notes
6.000%	03/01/20	1,536	1,767,558

			2,460,818

Health Care Providers & Services — 0.4%
21st Century Oncology, Inc.,
Gtd. Notes
9.875%	04/15/17	300	294,000
Sec’d. Notes
8.875%	01/15/17	50	52,000
CHS/Community Health Systems, Inc.,
Gtd. Notes, 144A(a)
6.875%	02/01/22	700	731,500
Sr. Sec’d. Notes(a)
5.125%	08/15/18	400	420,000
Sr. Sec’d. Notes, 144A
5.125%	08/01/21	200	205,000
Express Scripts Holding Co.,
Gtd. Notes
3.125%	05/15/16	4,500	4,688,167
Fresenius Medical Care US Finance II, Inc. (Germany),
Gtd. Notes, 144A(a)
5.625%	07/31/19	650	700,375

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Health Care Providers & Services (cont’d.)
HCA Holdings, Inc.,
Sr. Unsec’d. Notes
6.250%	02/15/21	500	$535,250
HCA, Inc.,
Gtd. Notes
7.500%	02/15/22	800	914,000
Sr. Sec’d. Notes
3.750%	03/15/19	50	50,187
5.000%	03/15/24	250	250,469
6.500%	02/15/20	850	952,000
7.250%	09/15/20	250	270,313
Sr. Unsec’d. Notes
7.500%	11/06/33	100	102,500
LifePoint Hospitals, Inc.,
Gtd. Notes, 144A
5.500%	12/01/21	350	363,125
MPH Acquisition Holdings LLC,
Sr. Unsec’d. Notes, 144A
6.625%	04/01/22	150	153,937

			10,682,823

Hotels, Restaurants & Leisure — 0.3%
Caesars Entertainment Operating Co., Inc.,
Sec’d. Notes
10.000%	12/15/18	500	218,750
Sr. Sec’d. Notes(a)
9.000%	02/15/20	1,000	897,500
9.000%	02/15/20	500	448,750
CCM Merger, Inc.,
Gtd. Notes, 144A
9.125%	05/01/19	200	213,000
Churchill Downs, Inc.,
Gtd. Notes, 144A
5.375%	12/15/21	100	102,000
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
Sr. Sec’d. Notes, 144A(g)
10.500%	07/01/19	250	268,125
Felcor Lodging LP,
Sr. Sec’d. Notes
5.625%	03/01/23	250	253,125
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes, 144A
4.875%	11/01/20	350	359,187
5.375%	11/01/23	450	462,375
Graton Economic Development Authority,
Sr. Sec’d. Notes, 144A
9.625%	09/01/19	150	171,375
Greektown Holdings LLC/Greektown Mothership Corp.,
Sr. Sec’d. Notes, 144A
8.875%	03/15/19	50	51,625
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes, 144A
5.625%	10/15/21	150	156,750
Marina District Finance Co., Inc.,
Sr. Sec’d. Notes
9.875%	08/15/18	150	161,250
MGM Resorts International,
Gtd. Notes
6.625%	12/15/21	650	715,000

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
6.750%	10/01/20	550	$609,813
6.875%	04/01/16	250	273,125
7.625%	01/15/17	250	285,313
7.750%	03/15/22	500	580,000
Mohegan Tribal Gaming Authority,
Gtd. Notes
9.750%	09/01/21	150	167,250
Regal Entertainment Group,
Sr. Unsec’d. Notes(a)
5.750%	03/15/22	100	103,000
River Cree Enterprises LP (Canada),
Sec’d. Notes, 144A
11.000%	01/20/21	CAD 150	142,004
Sabre, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	05/15/19	300	331,500
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC,
Gtd. Notes, 144A
5.875%	05/15/21	100	100,750
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
5.250%	01/15/21	250	251,875
Studio City Finance Ltd. (China),
Gtd. Notes, 144A(a)
8.500%	12/01/20	250	278,750
Viking Cruises Ltd.,
Unsec’d. Notes, 144A
8.500%	10/15/22	200	227,000
WMG Acquisition Corp.,
Gtd. Notes, 144A
6.750%	04/15/22	200	201,250
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A(a)
5.250%	10/15/21	400	407,000

			8,437,442

Household Products — 0.2%
First Quality Finance Co., Inc.,
Sr. Unsec’d. Notes, 144A(a)
4.625%	05/15/21	250	243,125
Harbinger Group, Inc.,
Sr. Sec’d. Notes
7.875%	07/15/19	350	384,125
Sr. Unsec’d. Notes, 144A
7.750%	01/15/22	200	203,500
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
3.700%	06/01/43	2,825	2,520,505
Prestige Brands, Inc.,
Sr. Unsec’d. Notes, 144A(a)
5.375%	12/15/21	200	204,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Gtd. Notes(a)
8.250%	02/15/21	700	763,875
9.000%	04/15/19	1,000	1,070,000
9.875%	08/15/19	300	335,250
Sr. Sec’d. Notes
5.750%	10/15/20	500	523,750

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Household Products (cont’d.)
Spectrum Brands, Inc.,
Gtd. Notes
6.625%	11/15/22	250	$272,187
Sun Products Corp. (The),
Sr. Unsec’d. Notes, 144A(a)
7.750%	03/15/21	300	255,000

			6,776,067

Independent Power & Renewable Electricity Producers
Calpine Corp.,
Sr. Sec’d. Notes, 144A(a)
6.000%	01/15/22	150	157,500
7.500%	02/15/21	228	249,090
NRG Energy, Inc.,
Gtd. Notes
6.625%	03/15/23	250	259,375
7.625%	01/15/18	150	168,375

			834,340

Insurance — 0.4%
Alleghany Corp.,
Sr. Unsec’d. Notes
5.625%	09/15/20	2,200	2,458,170
American International Group, Inc.,
Sr. Unsec’d. Notes, MTN
5.850%	01/16/18	4,300	4,913,872
Fidelity & Guaranty Life Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	04/01/21	200	213,000
Genworth Holdings, Inc.,
Gtd. Notes(a)
7.625%	09/24/21	1,475	1,817,036
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
6.063%	03/30/40	2,500	3,005,670

			12,407,748

Internet Software & Services
IAC/InterActiveCorp,
Gtd. Notes
4.750%	12/15/22	50	48,937

IT Services
Ancestry.com, Inc.,
Gtd. Notes
11.000%	12/15/20	150	176,250
CyrusOne LP/CyrusOne Finance Corp.,
Gtd. Notes
6.375%	11/15/22	250	263,750
Equinix, Inc.,
Sr. Unsec’d. Notes
4.875%	04/01/20	250	255,625
5.375%	04/01/23	300	306,000
7.000%	07/15/21	100	111,500

			1,113,125

Machinery — 0.2%
Caterpillar, Inc.,
Sr. Unsec’d. Notes
3.803%	08/15/42	2,200	1,953,631

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Machinery (cont’d.)
Cleaver-Brooks, Inc.,
Sr. Sec’d. Notes, 144A(g)
8.750%	12/15/19	150	$165,750
CNH Capital LLC,
Gtd. Notes
3.875%	11/01/15	100	102,750
Deere & Co.,
Sr. Unsec’d. Notes
3.900%	06/09/42	1,525	1,415,002
Emeco Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
9.875%	03/15/19	300	308,250
Manitowoc Co., Inc. (The),
Gtd. Notes(a)
5.875%	10/15/22	350	372,750
8.500%	11/01/20	100	112,250
SPL Logistics Escrow LLC/SPL Logistics Finance Corp.,
Sr. Sec’d. Notes, 144A
8.875%	08/01/20	300	328,500
Vander Intermediate Holding II Corp.,
Sr. Unsec’d. Notes, PIK, 144A
9.750%	02/01/19	150	158,250
Waterjet Holdings, Inc.,
Sr. Sec’d. Notes, 144A
7.625%	02/01/20	150	159,000

			5,076,133

Media — 0.8%
Affinion Group, Inc.,
Gtd. Notes
7.875%	12/15/18	150	140,250
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
7.750%	04/15/18	200	228,500
Carmike Cinemas, Inc.,
Sec’d. Notes
7.375%	05/15/19	100	109,125
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.,
Gtd. Notes, 144A
5.250%	02/15/22	50	51,250
5.625%	02/15/24	50	51,250
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes(a)
5.750%	09/01/23	200	198,500
6.500%	04/30/21	550	583,000
7.375%	06/01/20	150	164,063
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A(a)
5.125%	12/15/21	250	247,500
6.375%	09/15/20	250	261,250
Checkout Holding Corp.,
Sr. Notes, 144A
9.433%(s)	11/15/15	300	255,750
Clear Channel Communications, Inc.,
Gtd. Notes, PIK
11.000%	08/01/16	140	142,769
12.000%	02/01/21	350	350,000
Sr. Sec’d. Notes
9.000%	12/15/19	500	525,000

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Media (cont’d.)
CSC Holdings LLC,
Sr. Unsec’d. Notes
6.750%	11/15/21		250	$279,375
8.625%	02/15/19		200	239,000
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
3.800%	03/15/22		3,100	3,067,571
Entercom Radio LLC,
Gtd. Notes
10.500%	12/01/19		350	402,500
Gannett Co., Inc.,
Gtd. Notes, 144A(a)
5.125%	07/15/20		350	359,625
Gray Television, Inc.,
Gtd. Notes(a)
7.500%	10/01/20		250	271,250
Griffey Intermediate, Inc./Griffey Finance Sub LLC,
Sr. Notes, 144A(a)
7.000%	10/15/20		500	436,250
Grupo Televisa SAB (Mexico),
Sr. Unsec’d. Notes, MTN
7.250%	05/14/43	MXN	3,450	212,956
Harron Communications LP/Harron Finance Corp.,
Sr. Unsec’d. Notes, 144A
9.125%	04/01/20		200	226,000
Lamar Media Corp.,
Gtd. Notes, 144A
5.375%	01/15/24		50	51,250
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education
Finance,
Sr. Sec’d. Notes, 144A(a)
9.750%	04/01/21		150	170,250
Midcontinent Communications & Midcontinent Finance Corp.,
Gtd. Notes, 144A
6.250%	08/01/21		150	156,000
NBCUniversal Media LLC,
Gtd. Notes(a)
2.875%	01/15/23		6,200	5,989,095
Nexstar Broadcasting, Inc.,
Gtd. Notes(a)
6.875%	11/15/20		300	322,500
ProQuest LLC/ProQuest Notes Co.,
Gtd. Notes, 144A(g)
9.000%	10/15/18		400	422,000
Sirius XM Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
4.250%	05/15/20		50	48,875
5.875%	10/01/20		250	263,125
Sitel LLC/Sitel Finance Corp.,
Gtd. Notes
11.500%	04/01/18		100	93,750
Sr. Sec’d. Notes, 144A
11.000%	08/01/17		200	214,750
Time Warner Cable, Inc.,
Gtd. Notes(a)
5.500%	09/01/41		550	573,435
5.875%	11/15/40		700	758,492
6.550%	05/01/37		475	551,679
7.300%	07/01/38		3,352	4,187,818

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany),
Sr. Sec’d. Notes, 144A
7.500%	03/15/19	150	$162,750
Univision Communications, Inc.,
Gtd. Notes, 144A(a)
8.500%	05/15/21	250	276,875
Sr. Sec’d. Notes, 144A(a)
5.125%	05/15/23	500	511,250
7.875%	11/01/20	250	276,250
Videotron Ltee (Canada),
Gtd. Notes
5.000%	07/15/22	200	200,500
Gtd. Notes, 144A
5.375%	06/15/24	200	201,000
Visant Corp.,
Gtd. Notes
10.000%	10/01/17	100	99,625

			24,334,003

Metals & Mining — 0.5%
AK Steel Corp.,
Gtd. Notes
7.625%	05/15/20	100	99,750
8.375%	04/01/22	200	201,000
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes(a)
6.000%	03/01/21	150	159,937
6.750%	02/25/22	200	219,500
Arch Coal, Inc.,
Gtd. Notes
9.875%	06/15/19	250	217,500
Sec’d. Notes, 144A
8.000%	01/15/19	50	50,000
Commercial Metals Co.,
Sr. Unsec’d. Notes
4.875%	05/15/23	100	96,000
Constellation Enterprises LLC,
Sr. Sec’d. Notes, 144A
10.625%	02/01/16	100	87,000
Freeport-McMoRan Copper & Gold, Inc.,
Sr. Unsec’d. Notes(a)
2.150%	03/01/17	3,750	3,805,320
Glencore Funding LLC (Switzerland),
Gtd. Notes, 144A
1.700%	05/27/16	2,900	2,909,753
2.500%	01/15/19	5,325	5,142,022
Magnetation LLC/Mag Finance Corp.,
Sr. Sec’d. Notes, 144A
11.000%	05/15/18	150	167,625
New Gold, Inc. (Canada),
Gtd. Notes, 144A(a)
7.000%	04/15/20	100	105,250
Sr. Unsec’d. Notes, 144A(a)
6.250%	11/15/22	100	101,500
Peabody Energy Corp.,
Gtd. Notes(a)
6.000%	11/15/18	150	157,313

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Metals & Mining (cont’d.)
Steel Dynamics, Inc.,
Gtd. Notes
5.250%	04/15/23	250	$254,375

			13,773,845

Miscellaneous Manufacturing
Park-Ohio Industries, Inc.,
Gtd. Notes
8.125%	04/01/21	350	390,250

Oil, Gas & Consumable Fuels — 1.4%
Antero Resources Finance Corp.,
Gtd. Notes, 144A
5.375%	11/01/21	150	152,250
Athlon Holdings LP/Athlon Finance Corp.,
Gtd. Notes, 144A
7.375%	04/15/21	250	266,250
Atwood Oceanics, Inc.,
Sr. Unsec’d. Notes
6.500%	02/01/20	200	215,000
Aurora USA Oil & Gas, Inc.,
Gtd. Notes, 144A
7.500%	04/01/20	300	330,750
9.875%	02/15/17	50	55,125
Berry Petroleum Co.,
Sr. Unsec’d. Notes
6.375%	09/15/22	200	207,000
BG Energy Capital PLC (United Kingdom),
Gtd. Notes
6.500%(c)	11/30/72	2,800	3,068,800
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
3.245%	05/06/22	8,000	7,932,672
Chaparral Energy, Inc.,
Gtd. Notes
7.625%	11/15/22	300	324,750
9.875%	10/01/20	250	284,375
Concho Resources, Inc.,
Gtd. Notes
5.500%	04/01/23	50	52,000
6.500%	01/15/22	500	545,000
Continental Resources, Inc.,
Gtd. Notes
8.250%	10/01/19	250	269,375
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	04/15/21	350	371,000
Diamondback Energy, Inc.,
Gtd. Notes, 144A
7.625%	10/01/21	250	270,000
Gazprom Neft OAO Via GPN Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
6.000%	11/27/23	210	205,800
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, RegS
6.510%	03/07/22	2,500	2,575,000
Halcon Resources Corp.,
Gtd. Notes
8.875%	05/15/21	50	51,875
9.750%	07/15/20	900	969,750

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Gtd. Notes, 144A
9.750%	07/15/20	50	$53,750
Jones Energy Holdings LLC/Jones Energy Finance Corp.,
Gtd. Notes, 144A
6.750%	04/01/22	100	101,875
KazMunaiGaz Finance Sub BV (Kazakhstan),
Sr. Unsec’d. Notes, RegS
11.750%	01/23/15	370	396,825
Kodiak Oil & Gas Corp.,
Gtd. Notes
5.500%	01/15/21	500	513,125
5.500%	02/01/22	150	153,563
Laredo Petroleum, Inc.,
Gtd. Notes
7.375%	05/01/22	300	333,000
Gtd. Notes, 144A(a)
5.625%	01/15/22	150	151,875
Linn Energy LLC/Linn Energy Finance Corp.,
Gtd. Notes, 144A
7.250%	11/01/19	350	364,875
Magnum Hunter Resources Corp.,
Gtd. Notes
9.750%	05/15/20	600	664,500
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
6.375%	01/30/23	400	414,000
6.500%	03/15/21	150	157,875
7.000%	03/31/24	700	740,250
Memorial Production Partners LP/Memorial Production Finance Corp.,
Gtd. Notes
7.625%	05/01/21	300	316,500
Gtd. Notes, 144A
7.625%	05/01/21	100	105,500
Oasis Petroleum, Inc.,
Gtd. Notes, 144A
6.875%	03/15/22	250	270,625
Offshore Drilling Holding SA (Mexico),
Sr. Sec’d. Notes, 144A(a)
8.375%	09/20/20	300	327,375
Offshore Group Investment Ltd.,
Sr. Sec’d. Notes(a)
7.500%	11/01/19	125	133,125
Parsley Energy LLC/Parsley Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.500%	02/15/22	100	105,500
Petrobras Global Finance BV (Brazil),
Gtd. Notes
4.875%	03/17/20	3,650	3,658,041
6.250%	03/17/24	2,610	2,688,981
Petroleos Mexicanos (Mexico),
Gtd. Notes
3.500%	07/18/18	410	425,375
Gtd. Notes, 144A
6.375%	01/23/45	1,900	2,049,625
QEP Resources, Inc.,
Sr. Unsec’d. Notes(a)
5.250%	05/01/23	250	248,750

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Resolute Energy Corp.,
Gtd. Notes
8.500%	05/01/20	300	$313,500
Rosetta Resources, Inc.,
Gtd. Notes(a)
5.625%	05/01/21	500	511,250
Rosneft Finance SA (Russia),
Gtd. Notes, RegS
7.875%	03/13/18	150	167,625
Samson Investment Co.,
Gtd. Notes, 144A(a)
10.750%	02/15/20	350	381,500
SandRidge Energy, Inc.,
Gtd. Notes
7.500%	03/15/21	200	213,500
Seven Generations Energy Ltd. (Canada),
Sr. Notes, 144A
8.250%	05/15/20	350	383,250
Shell International Finance BV (Netherlands),
Gtd. Notes(a)
4.550%	08/12/43	1,825	1,886,315
SM Energy Co.,
Sr. Unsec’d. Notes(a)
6.625%	02/15/19	250	267,500
Sr. Unsec’d. Notes, 144A
5.000%	01/15/24	250	243,125
Transocean, Inc.,
Gtd. Notes(a)
3.800%	10/15/22	1,075	1,027,709
6.500%	11/15/20	2,725	3,059,976
Trinidad Drilling Ltd. (Canada),
Gtd. Notes, 144A
7.875%	01/15/19	350	374,500
Vanguard Natural Resources LLC/VNR Finance Corp.,
Gtd. Notes(a)
7.875%	04/01/20	400	431,000
Whiting Petroleum Corp.,
Gtd. Notes
5.750%	03/15/21	300	322,500

			42,104,932

Paper & Forest Products
Clearwater Paper Corp.,
Gtd. Notes
4.500%	02/01/23	150	144,375
Sappi Papier Holding GmbH (South Africa),
Sr. Sec’d. Notes, 144A(a)(g)
6.625%	04/15/21	200	207,500

			351,875

Personal Products — 0.1%
Avon Products, Inc.,
Sr. Unsec’d. Notes
4.600%	03/15/20	3,000	3,049,656

Pharmaceuticals — 0.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes
1.750%	11/06/17	6,000	6,018,960

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d.)
Novartis Capital Corp. (Switzerland),
Gtd. Notes
3.700%	09/21/42	600	$542,485
Salix Pharmaceuticals Ltd.,
Gtd. Notes, 144A
6.000%	01/15/21	50	53,375
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A(a)
5.625%	12/01/21	250	262,500
6.375%	10/15/20	450	486,000

			7,363,320

Real Estate Investment Trusts (REITs) — 0.9%
American Tower Corp.,
Sr. Unsec’d. Notes
3.500%	01/31/23	3,627	3,429,836
5.000%	02/15/24	1,225	1,275,842
Crown Castle International Corp.,
Sr. Unsec’d. Notes
5.250%	01/15/23	250	254,063
Cubesmart LP,
Gtd. Notes
4.375%	12/15/23	1,125	1,133,756
DDR Corp.,
Sr. Unsec’d. Notes
4.625%	07/15/22	4,600	4,820,161
DuPont Fabros Technology LP,
Gtd. Notes
5.875%	09/15/21	300	317,250
HCP, Inc.,
Sr. Unsec’d. Notes(a)
3.150%	08/01/22	3,750	3,586,477
Health Care REIT, Inc.,
Sr. Unsec’d. Notes
3.750%	03/15/23	3,000	2,945,232
Healthcare Trust of America Holdings LP,
Gtd. Notes
3.700%	04/15/23	2,500	2,380,657
Kilroy Realty LP,
Gtd. Notes(a)
3.800%	01/15/23	4,250	4,142,955
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
6.375%	02/15/22	450	481,500
6.875%	05/01/21	400	430,000

			25,197,729

Real Estate Management & Development — 0.1%
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.750%	04/15/23	3,000	2,861,415
CBRE Services, Inc.,
Gtd. Notes(a)
5.000%	03/15/23	100	100,125
Rialto Holdings LLC/Rialto Corp.,
Gtd. Notes, 144A
7.000%	12/01/18	500	515,000

			3,476,540

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	03/01/19	150	$150,563
Freescale Semiconductor, Inc.,
Sr. Sec’d. Notes, 144A(a)
6.000%	01/15/22	250	265,313
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
5.750%	02/15/21	200	213,000

			628,876

Software — 0.1%
Aspect Software, Inc.,
Sec’d. Notes
10.625%	05/15/17	200	211,500
BMC Software Finance, Inc.,
Sr. Unsec’d. Notes, 144A(a)
8.125%	07/15/21	250	263,125
First Data Corp.,
Gtd. Notes
11.250%	01/15/21	300	342,375
12.625%	01/15/21	200	238,000
Sec’d. Notes, PIK, 144A(a)
8.750%	01/15/22	1,200	1,311,000
Sr. Sec’d. Notes, 144A(a)
6.750%	11/01/20	250	268,750
Nuance Communications, Inc.,
Gtd. Notes, 144A(a)
5.375%	08/15/20	300	298,500
Southern Graphics, Inc.,
Sr. Notes, 144A
8.375%	10/15/20	300	318,750

			3,252,000

Specialty Retail — 0.2%
Alphabet Holding Co., Inc.,
Sr. Unsec’d. Notes, PIK
7.750%	11/01/17	250	258,437
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
6.250%	08/20/19	250	268,750
Best Buy Co., Inc.,
Sr. Unsec’d. Notes
5.000%	08/01/18	200	207,250
5.500%	03/15/21	50	50,125
Claire’s Stores, Inc.,
Gtd. Notes, 144A(a)
7.750%	06/01/20	450	346,500
Sec’d. Notes(a)
8.875%	03/15/19	250	232,500
Jo-Ann Stores, Inc.,
Sr. Unsec’d. Notes, 144A(g)
8.125%	03/15/19	250	259,375
L Brands, Inc.,
Gtd. Notes
5.625%	02/15/22	250	264,063
7.000%	05/01/20	250	285,000

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Specialty Retail (cont’d.)
Neiman Marcus Group Ltd., Inc.,
Gtd. Notes, 144A(a)
8.000%	10/15/21	400	$439,500
Gtd. Notes, PIK, 144A
8.750%	10/15/21	500	552,500
Pantry, Inc. (The),
Gtd. Notes
8.375%	08/01/20	150	162,000
Radio Systems Corp.,
Sec’d. Notes, 144A
8.375%	11/01/19	250	276,875
Rite Aid Corp.,
Gtd. Notes(a)
6.750%	06/15/21	450	487,125
Sr. Sec’d. Notes
8.000%	08/15/20	250	277,500
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.750%	06/01/22	450	475,875
Serta Simmons Holdings LLC,
Sr. Unsec’d. Notes, 144A
8.125%	10/01/20	300	329,625

			5,173,000

Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.,
Sr. Unsec’d. Notes(a)
1.000%	05/03/18	2,000	1,938,700
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
2.600%	09/15/17	2,600	2,679,058
2.750%	01/14/19	1,650	1,660,911
4.300%	06/01/21	1,250	1,306,809

			7,585,478

Textiles, Apparel & Luxury Goods
American Apparel, Inc.,
Sr. Sec’d. Notes
13.000%	04/15/20	150	132,375
Quiksilver, Inc./QS Wholesale, Inc.,
Sr. Sec’d. Notes, 144A(a)
7.875%	08/01/18	100	108,750
SIWF Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A(a)
6.250%	06/01/21	250	260,000
William Carter Co. (The),
Gtd. Notes, 144A
5.250%	08/15/21	250	257,187

			758,312

Thrifts & Mortgage Finance
Provident Funding Associates LP/PFG Finance Corp.,
Gtd. Notes, 144A(a)
6.750%	06/15/21	150	150,000
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
3.450%	08/27/18	700	724,235

			874,235

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Tobacco — 0.2%
Alliance One International, Inc.,
Sec’d. Notes(a)
9.875%	07/15/21		200	$204,500
Imperial Tobacco Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.050%	02/11/18		4,400	4,364,756
3.500%	02/11/23		1,250	1,198,825
Vector Group Ltd.,
Sr. Sec’d. Notes
7.750%	02/15/21		300	322,500

				6,090,581

Transportation Infrastructure — 0.2%
Algeco Scotsman Global Finance PLC (United Kingdom),
Gtd. Notes, 144A(a)
10.750%	10/15/19		400	443,000
Sr. Sec’d. Notes, RegS
9.000%	10/15/18	EUR	500	750,947
Bristow Group, Inc.,
Gtd. Notes
6.250%	10/15/22		100	106,000
Florida East Coast Holdings Corp.,
Sr. Unsec’d. Notes, PIK
10.500%	08/01/17		105	108,424
Gulfmark Offshore, Inc.,
Sr. Unsec’d. Notes
6.375%	03/15/22		250	258,750
Jurassic Holdings III, Inc.,
Sec’d. Notes, 144A
6.875%	02/15/21		250	257,500
Mobile Mini, Inc.,
Gtd. Notes
7.875%	12/01/20		200	222,250
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.500%	03/15/16		1,900	1,947,456
Unsec’d. Notes, 144A
3.125%	05/11/15		2,300	2,356,670
Watco Cos. LLC/Watco Finance Corp.,
Gtd. Notes, 144A
6.375%	04/01/23		300	304,500

				6,755,497

Wireless Telecommunication Services — 0.3%
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
6.450%	12/05/22	MXN	2,790	199,040
ENTEL Chile SA (Chile),
Sr. Unsec’d. Notes, 144A(a)
4.875%	10/30/24		1,790	1,804,560
Softbank Corp. (Japan),
Gtd. Notes, 144A(a)
4.500%	04/15/20		1,000	995,000
Sprint Communications, Inc.,
Gtd. Notes, 144A(a)
7.000%	03/01/20		300	345,750
9.000%	11/15/18		300	366,750
Sr. Unsec’d. Notes
7.000%	08/15/20		250	272,500

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Wireless Telecommunication Services (cont’d.)
8.375%	08/15/17	500	$588,125
Sprint Corp.,
Gtd. Notes, 144A
7.250%	09/15/21	750	817,500
7.875%	09/15/23	700	770,000
T-Mobile USA, Inc.,
Gtd. Notes
6.125%	01/15/22	400	419,000
6.250%	04/01/21	250	264,375
6.542%	04/28/20	150	161,437
6.625%	04/01/23	50	53,000
6.633%	04/28/21	50	53,750
6.731%	04/28/22	300	321,375

			7,432,162

TOTAL CORPORATE BONDS (cost $423,672,033)			420,247,790

FOREIGN GOVERNMENT BONDS — 1.9%
African Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
7.375%	04/06/23	9,470	12,261,586
Brazil Letras do Tesouro Nacional (Brazil),
Unsec’d Notes
10.329%	01/01/15	BRL 1,203	488,741
Brazil Notas do Tesouro Nacional (Brazil),
Notes
9.762%	01/01/23	BRL 425	161,439
14.049%	08/15/22	BRL 210	219,602
14.049%	08/15/50	BRL 1,297	1,236,469
Chile Government International (Chile),
Sr. Unsec’d. Notes
3.625%	10/30/42	1,075	889,563
Unsec’d. Notes, RegS
6.000%	01/01/20	CLP 90,000	173,679
Colombian TES (Colombia),
Bonds
6.000%	04/28/28	COP 943,600	440,400
7.000%	05/04/22	COP 3,841,500	2,022,401
7.500%	08/26/26	COP 476,500	248,215
Dominican Republic International (Dominican Republic),
Sr. Unsec’d. Notes, RegS
14.500%	02/10/23	DOP 14,000	330,837
18.500%	02/04/28	DOP 5,800	158,388
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.375%	03/25/24	380	380,760
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
6.750%	01/15/44	200	218,750
Israel Government (Israel),
Gov’t. Gtd. Notes
5.500%	12/04/23	700	830,114
5.500%	04/26/24	5,000	5,950,365
5.500%	09/18/33	2,159	2,625,957
Malaysia Government (Malaysia),
Sr. Unsec’d. Notes
3.434%	08/15/14	MYR 330	101,206
5.094%	04/30/14	MYR 2,100	644,145

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Mexican Bonos (Mexico),
Bonds
4.750%	06/14/18	MXN 3,576	$271,640
5.000%	06/15/17	MXN 1,969	153,531
6.250%	06/16/16	MXN 31,938	2,559,899
6.500%	06/10/21	MXN 1,351	107,939
6.500%	06/09/22	MXN 722	57,023
7.250%	12/15/16	MXN 3,062	252,409
7.500%	06/03/27	MXN 5,096	424,420
7.750%	05/29/31	MXN 8,622	720,421
7.750%	11/13/42	MXN 97	7,917
8.000%	12/07/23	MXN 118	10,263
8.500%	05/31/29	MXN 1,528	136,724
8.500%	11/18/38	MXN 917	81,467
10.000%	11/20/36	MXN 11,448	1,162,198
Mexican Udibonos (Mexico),
Bonds, TIPS
3.500%	12/14/17	MXN 37	15,627
5.000%	06/16/16	MXN 335	142,728
Nigeria Government Bond (Nigeria),
Bonds
16.000%	06/29/19	NGN 17,700	115,152
Perusahaan Penerbit SBSN Indonesia (Indonesia),
Unsec’d. Notes, 144A
6.125%	03/15/19	590	644,575
Peruvian Government International (Peru),
Sr. Unsec’d. Notes, RegS
5.200%	09/12/23	PEN 883	295,938
6.850%	02/12/42	PEN 37	12,732
6.900%	08/12/37	PEN 80	28,128
6.950%	08/12/31	PEN 216	77,440
8.200%	08/12/26	PEN 121	49,583
Republic of Honduras (Honduras),
Sr. Unsec’d. Notes
8.750%	12/16/20	200	219,000
Republic of Paraguay (Paraguay),
Sr. Unsec’d. Notes, RegS
4.625%	01/25/23	260	257,400
Republic of Philippines (Philippines),
Sr. Unsec’d. Notes
4.950%	01/15/21	PHP 14,000	322,332
Republic of Poland (Poland),
Bonds
2.500%	07/25/18	PLN 3,000	951,452
4.000%	10/25/23	PLN 470	152,636
5.250%	10/25/20	PLN 390	138,740
5.500%	10/25/19	PLN 1,030	369,891
Republic of South Africa (South Africa),
Bonds
7.250%	01/15/20	ZAR 990	90,580
Sr. Unsec’d. Notes
6.750%	03/31/21	ZAR 7,480	656,290
Republic of Turkey (Turkey),
Bonds
6.300%	02/14/18	TRY 720	296,116
7.100%	03/08/23	TRY 825	318,094
8.300%	06/20/18	TRY 2,175	953,475
8.500%	09/14/22	TRY 80	34,117
9.000%	03/08/17	TRY 2,410	1,094,226
9.500%	01/12/22	TRY 765	345,013

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Sr. Unsec’d. Notes
6.750%	04/03/18	2,640	$2,909,280
7.500%	07/14/17	2,710	3,046,365
Romanian Government (Romania),
Bonds
5.900%	07/26/17	RON 570	184,317
Russian Federal Bond (Russia),
Bonds
6.200%	01/31/18	RUB 13,770	369,190
7.000%	01/25/23	RUB 30,100	772,081
7.000%	08/16/23	RUB 31,830	809,830
7.050%	01/19/28	RUB 15,700	388,163
Russian Foreign Bond - Eurobond (Russia),
Sr. Unsec’d. Notes, RegS
7.850%	03/10/18	RUB 10,000	280,801
Thailand Government (Thailand),
Sr. Unsec’d. Notes
3.125%	12/11/15	THB 7,790	243,448
3.580%	12/17/27	THB 27,060	800,593
3.625%	05/22/15	THB 29,030	909,739
3.625%	06/16/23	THB 8,680	266,648
3.650%	12/17/21	THB 10,290	319,066
Sr. Unsec’d. Notes, TIPS
1.200%	07/14/21	THB 4,300	134,197
Thailand Government Bond (Thailand),
Sr. Unsec’d. Notes
3.875%	06/13/19	THB 1,280	40,774
Turkey Government Bond (Turkey),
Bonds
8.300%	10/07/15	TRY 280	127,065
8.800%	11/14/18	TRY 290	128,756
United Mexican States (Mexico),
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44	3,000	2,850,000

TOTAL FOREIGN GOVERNMENT BONDS (cost $60,297,193)			57,490,046

MUNICIPAL BONDS — 0.9%
California — 0.3%
California State University,
Revenue Bonds
5.000%	11/01/42	300	321,144
Los Angeles Department of Water & Power,
Revenue Bonds
5.000%	07/01/43	295	315,753
State of California,
General Obligation Unlimited
5.000%	09/01/27	370	422,259
5.000%	09/01/31	305	336,787
5.000%	09/01/32	670	734,796
5.000%	04/01/37	355	381,888
5.000%	04/01/43	1,175	1,248,473
7.550%	04/01/39	3,300	4,600,860

			8,361,960

Florida
County of Miami-Dade,
Revenue Bonds
5.000%	07/01/42	330	347,051

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
Florida (cont’d.)
Tampa Bay Water,
Revenue Bonds
5.000%	10/01/38	280	$304,721

			651,772

Georgia
County of DeKalb GA Water & Sewerage,
Revenue Bonds
5.250%	10/01/41	250	270,245

Illinois — 0.1%
Metropolitan Pier & Exposition Authority,
Revenue Bonds
5.500%	06/15/50	545	563,448
State of Illinois,
General Obligation Unlimited
5.100%	06/01/33	2,420	2,389,387
6.630%	02/01/35	1,000	1,093,220

			4,046,055

Louisiana
State of Louisiana Gasoline & Fuels Tax,
Revenue Bonds
5.000%	05/01/45	280	294,823

Massachusetts — 0.1%
Massachusetts Development Finance Agency,
Revenue Bonds
5.000%	07/01/43	290	316,912
Massachusetts School Building Authority,
Revenue Bonds
5.000%	05/15/43	2,480	2,689,585

			3,006,497

Missouri
Metropolitan St. Louis Sewer District,
Revenue Bonds
5.000%	05/01/42	295	319,644

New Jersey — 0.1%
New Jersey Economic Development Authority,
Revenue Bonds
5.000%	06/15/46	270	290,293
New Jersey Educational Facilities Authority,
Revenue Bonds
5.000%	07/01/44	1,085	1,213,193
New Jersey Transportation Trust Fund Authority,
Revenue Bonds
5.000%	06/15/36	570	604,035
5.000%	06/15/44	515	538,942
5.500%	06/15/39	435	480,223

			3,126,686

New York — 0.1%
City of New York,
General Obligation Unlimited
5.000%	08/01/25	265	303,849
5.000%	08/01/25	260	298,116
New York City Transitional Finance Authority,
Revenue Bonds
5.000%	02/01/42	260	276,604

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
New York (cont’d.)
New York City Water & Sewer System,
Revenue Bonds
5.000%	06/15/45	270	$285,536
5.000%	06/15/47	590	621,884
New York State Dormitory Authority,
Revenue Bonds
5.000%	02/15/43	360	384,984
New York State Urban Development Corp.,
Revenue Bonds
5.000%	03/15/30	565	629,664
5.000%	03/15/31	580	640,749

			3,441,386

Ohio
Ohio State Turnpike Commission,
Revenue Bonds
5.000%	02/15/48	535	558,529

Pennsylvania
Pennsylvania Turnpike Commission,
Revenue Bonds
5.000%	12/01/43	250	262,900

Texas — 0.1%
Dallas/Fort Worth International Airport,
Revenue Bonds
5.000%	11/01/45	1,935	1,987,748

Washington — 0.1%
State of Washington,
General Obligation Unlimited
5.000%	08/01/33	250	277,943
5.000%	08/01/33	250	277,735
5.000%	08/01/34	250	276,690
5.000%	08/01/34	250	276,480
University of Washington,
Revenue Bonds
5.000%	07/01/41	195	212,302

			1,321,150

TOTAL MUNICIPAL BONDS (cost $27,145,560)			27,649,395

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.0%
Fannie Mae REMICS,
Series 2007-33, Class HF
0.504%(c)	04/25/37	838	837,718
Series 2011-52, Class GB
5.000%	06/25/41	2,450	2,661,234
Series 2011-99, Class DB
5.000%	10/25/41	2,175	2,387,689
Series 2012-111, Class B
7.000%	10/25/42	822	906,872
Series 2012-153, Class B
7.000%	07/25/42	2,381	2,628,703
Freddie Mac REMICS,
Series 2755, Class ZA
5.000%	02/15/34	1,362	1,479,475
Series 4246, Class PT
6.500%	02/15/36	4,663	5,251,769
Series 4248, Class LM

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
6.500%	05/15/41	8,542	$9,601,255
Series 4273, Class PD
6.500%	11/15/43	3,835	4,301,232

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $30,185,536)			30,055,947

U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.2%
Federal Farm Credit Banks
3.500%	12/20/23	8,900	9,092,872
Federal Home Loan Banks
2.125%	06/09/23	6,100	5,653,145
3.375%	09/08/23	3,400	3,488,672
5.375%	08/15/24	1,400	1,664,004
Federal Home Loan Mortgage Corp.
3.000%	05/01/42-06/01/43	14,339	13,844,348
3.500%	04/01/42-06/01/42	986	992,767
5.000%	04/01/33-07/01/39	3,850	4,188,588
5.500%	12/01/36-06/01/41	7,866	8,635,349
5.500%	TBA	3,000	3,299,063
7.000%	02/01/39	2,237	2,475,635
Federal National Mortgage Assoc.
2.500%	03/01/43	1,335	1,235,204
3.000%	08/01/42-05/01/43	41,471	40,106,986
3.000%	TBA	47,000	45,362,341
4.000%	02/01/41	909	946,689
4.500%	TBA	2,000	2,133,438
5.000%	TBA	22,000	23,926,719
5.000%	TBA	1,000	1,090,234
5.500%	03/01/33-12/01/39	6,817	7,567,326
6.000%	12/01/18-05/01/41	29,038	32,307,974
6.000%	TBA	15,000	16,717,383
6.250%	05/15/29	7,000	9,204,643
7.000%	03/01/39	1,363	1,494,139
Government National Mortgage Assoc.
2.500%	12/15/42	373	352,404
5.000%	TBA	3,000	3,276,563
5.500%	11/15/32-01/15/35	5,154	5,758,815

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $244,655,521)			244,815,301

U.S. TREASURY OBLIGATIONS — 12.2%
U.S. Treasury Bonds
3.000%(a)	05/15/42	13,100	11,810,462
3.125%	02/15/42	29,300	27,120,813
3.625%	08/15/43-02/15/44	20,500	20,744,596
3.750%	11/15/43	5,000	5,176,560
5.250%	02/15/29	500	625,547
U.S. Treasury Inflationary Indexed Bonds, TIPS
1.250%	04/15/14	9,600	10,627,774
U.S. Treasury Notes
0.125%(a)	04/30/15	126,500	126,475,333
0.250%	04/15/16	72,000	71,701,848
1.500%(a)	01/31/19	17,400	17,247,750
1.625%	03/31/19	28,400	28,255,785
2.125%	01/31/21	10,800	10,694,527

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
2.250%	03/31/21	12,200	$12,154,250
2.750%(a)	11/15/23-02/15/24	18,600	18,663,190

TOTAL U.S. TREASURY OBLIGATIONS (cost $366,028,200)			361,298,435

TOTAL LONG-TERM INVESTMENTS (cost $2,115,324,562)			2,161,480,122

		Shares
SHORT-TERM INVESTMENTS —38.1%
AFFILIATED MONEY MARKET MUTUAL FUND — 38.1%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,132,414,492; includes $285,957,674 of cash collateral for securities on loan)(b)(w)		1,132,414,492	1,132,414,492

		Principal Amount (000)#
FOREIGN TREASURY OBLIGATION(n)
Mexico Cetes
(cost $930,394)
3.650%	06/26/14	MXN 121,680	924,584

TOTAL SHORT-TERM INVESTMENTS (cost $1,133,344,886)			1,133,339,076

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT —110.9% (cost $3,248,669,448)			3,294,819,198

SECURITY SOLD SHORT
U.S. GOVERNMENT AGENCY OBLIGATION
Federal Home Loan Mortgage Corp.
3.000%	TBA	1,000	(963,789)

(proceeds received $957,500)

TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT — 110.9% (cost $3,247,711,948)			3,293,855,409
Liabilities in excess of other assets(x) — (10.9)%			(322,919,132)

NET ASSETS — 100.0%			$2,970,936,277

The following abbreviations are used in the Portfolio descriptions:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ADR	American Depositary Receipt
ADS	American Depositary Security
AEX	Euronext Amsterdam
ASX	Australian Securities Exchange
BDR	Brazilian Depositary Receipt
CAC	French Stock Market Index
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligations
CVA	Certificate Van Aandelen (Bearer)
DAX	German Stock Index
FHLMC	Federal Home Loan Mortgage Corporation
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
IBEX	Spanish Exchange Index
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
LMA	Lima Stock Exchange
MIB	Milano Italia Borsa
MICEX	Moscow Stock Exchange
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NYSE	New York Stock Exchange
NZX	New Zealand Stock Exchange
OMXS	Sweden Stock Market Index
PIK	Payment-in-Kind
PRFC	Preference Shares
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
SDR	Swedish Depositary Receipt
SLM	Student Loan Mortgage
SGX	Singapore Exhange
SPDR	Standard & Poor’s Depositary Receipts
SPI	Swiss Performance Index
STOXX	Stock Index of Eurozone
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
TOPIX	Tokyo Stock Price Index
TSX	Toronto Stock Exchange
USA	United State of America
UTS	Unit Trust Security
XLON	London Stock Exchange
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
DKK	Danish Krone
DOP	Dominican Republic Peso
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
KRW	South Korean Won
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
ZAR	South African Rand

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $278,541,288; cash collateral of $285,957,674 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2014.
(g)	Indicates a security that has been deemed illiquid.
(n)	Rate shown reflects yield to maturity at purchase date.
(p)	Interest rate not available as of March 31, 2014.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at March 31, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions:
1,403	5 Year U.S. Treasury Notes	Jun. 2014	$168,017,345	$166,891,234	$(1,126,111)
51	20 Year U.S. Treasury Bonds	Jun. 2014	6,785,813	6,794,156	8,343
166	Amsterdam Index	Apr. 2014	17,741,882	18,455,371	713,489
159	ASX SPI 200 Index	Jun. 2014	19,630,221	19,880,898	250,677
492	CAC40 10 Euro	Apr. 2014	28,891,592	29,762,519	870,927
48	DAX Index	Jun. 2014	15,218,428	15,848,292	629,864
19	Euro STOXX 50	Jun. 2014	786,573	811,440	24,867
434	FTSE 100 Index	Jun. 2014	47,409,024	47,344,731	(64,293)
11	FTSE/MIB Index	Jun. 2014	1,556,339	1,621,502	65,163
34	Hang Seng Index	Apr. 2014	4,771,018	4,852,446	81,428
74	IBEX 35 Index	Apr. 2014	10,209,376	10,514,775	305,399
647	OMXS30 Index	Apr. 2014	13,262,536	13,510,197	247,661
1,818	Russell 2000 Mini Index	Jun. 2014	212,986,405	212,796,900	(189,505)
3,065	S&P 500 E-Mini	Jun. 2014	281,967,522	285,749,950	3,782,428
178	S&P/TSX 60 Index	Jun. 2014	26,192,624	26,341,746	149,122
11	SGX MSCI Singapore Index	Apr. 2014	609,842	625,073	15,231
601	TOPIX Index	Jun. 2014	71,315,457	70,048,249	(1,267,208)

					4,497,482

Short Positions:
587	90 Day Euro Dollar	Dec. 2015	145,399,974	145,055,038	344,936
418	90 Day Euro Dollar	Mar. 2016	103,201,754	102,984,750	217,004
418	90 Day Euro Dollar	Jun. 2016	102,918,036	102,666,025	252,011
42	2 Year U.S. Treasury Notes	Jun. 2014	9,235,359	9,221,625	13,734
299	10 Year U.S. Treasury Notes	Jun. 2014	36,948,620	36,926,500	22,120
59	30 Year U.S. Ultra Treasury Bonds	Jun. 2014	8,447,383	8,523,656	(76,273)

					773,532

					$5,271,014

(1)	Cash of $26,446,572 has been segregated to cover requirement for open futures contracts as of March 31, 2014.

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2014:

			Notional	Value at		Unrealized
			Amount	Settlement	Current	Appreciation
Purchase Contracts	Counterparty		(000)	Date Payable	Value	(Depreciation)
Australian Dollar,
Expiring 06/18/14	Morgan Stanley	AUD	18,020	$16,145,199	$16,620,746	$475,547
Brazilian Real,
Expiring 04/07/14	UBS AG	BRL	285	120,000	125,183	5,183
Expiring 04/10/14	Deutsche Bank AG	BRL	260	111,277	114,314	3,037
Expiring 04/10/14	Hong Kong & Shanghai Bank	BRL	523	222,646	229,827	7,181
Expiring 04/10/14	Morgan Stanley	BRL	523	219,347	229,826	10,479
Expiring 04/10/14	RBC Dominion Securities	BRL	523	222,958	229,827	6,869
Expiring 04/10/14	UBS AG	BRL	522	222,646	229,632	6,986
Expiring 04/10/14	UBS AG	BRL	263	111,323	115,707	4,384
Expiring 04/11/14	UBS AG	BRL	287	122,000	126,051	4,051
Expiring 04/14/14	UBS AG	BRL	286	121,000	125,816	4,816
Expiring 04/16/14	Hong Kong & Shanghai Bank	BRL	396	161,303	173,801	12,498
Expiring 04/17/14	Deutsche Bank AG	BRL	178	76,648	78,102	1,454
Expiring 04/17/14	Morgan Stanley	BRL	737	315,443	323,380	7,937
Expiring 04/17/14	UBS AG	BRL	284	120,000	124,568	4,568
British Pound,
Expiring 06/18/14		GBP	27,505	45,768,320	45,827,498	59,178
Canadian Dollar,
Expiring 06/18/14	Morgan Stanley	CAD	23,250	20,894,744	20,991,351	96,607
Chilean Peso,
Expiring 04/10/14	Citigroup Global Markets	CLP	69,216	120,002	126,084	6,082
Chinese Yuan,
Expiring 05/27/14	Barclays Capital Group	CNY	1,518	247,588	243,788	(3,800)
Expiring 05/27/14	Morgan Stanley	CNY	737	120,000	118,445	(1,555)
Expiring 05/27/14	Morgan Stanley	CNY	737	120,000	118,360	(1,640)
Expiring 06/18/14	BNP Paribas	CNY	1,503	242,000	241,398	(602)
Expiring 06/18/14	Deutsche Bank AG	CNY	741	120,000	119,015	(985)
Expiring 06/18/14	Deutsche Bank AG	CNY	730	117,682	117,237	(445)
Expiring 06/18/14	Deutsche Bank AG	CNY	655	106,000	105,141	(859)
Colombian Peso,
Expiring 04/16/14	Credit Suisse First Boston Corp.	COP	123,357	59,672	62,493	2,821
Expiring 04/16/14	Credit Suisse First Boston Corp.	COP	106,542	52,099	53,975	1,876
Expiring 04/16/14	Credit Suisse First Boston Corp.	COP	90,099	44,242	45,644	1,402
Expiring 04/16/14	Credit Suisse First Boston Corp.	COP	65,246	31,905	33,054	1,149
Expiring 04/16/14	Deutsche Bank AG	COP	194,291	97,000	98,428	1,428
Expiring 04/16/14	RBC Dominion Securities	COP	450,676	227,155	228,313	1,158
Expiring 04/16/14	RBC Dominion Securities	COP	139,733	70,167	70,789	622
Expiring 04/21/14	Bank of America	COP	245,671	121,000	124,418	3,418
Danish Krone,
Expiring 06/18/14	Morgan Stanley	DKK	16,020	2,981,530	2,957,637	(23,893)
Euro,
Expiring 06/18/14	Bank of America	EUR	88	121,294	121,219	(75)
Expiring 06/18/14	Bank of America	EUR	10	13,925	13,775	(150)
Expiring 06/18/14	BNP Paribas	EUR	90	123,773	123,974	201
Expiring 06/18/14	Credit Suisse First Boston Corp.	EUR	88	121,349	121,219	(130)
Expiring 06/18/14	Deutsche Bank AG	EUR	90	123,812	123,974	162
Expiring 06/18/14	Deutsche Bank AG	EUR	88	121,409	121,219	(190)
Expiring 06/18/14	Deutsche Bank AG	EUR	87	121,013	119,841	(1,172)
Expiring 06/18/14	Deutsche Bank AG	EUR	23	32,369	32,114	(255)
Expiring 06/18/14	RBC Dominion Securities	EUR	88	121,189	121,219	30
Expiring 06/18/14	UBS AG	EUR	48,550	67,338,850	66,877,009	(461,841)
Expiring 06/18/14	UBS AG	EUR	88	121,509	121,219	(290)
Hong Kong Dollar,
Expiring 06/18/14	Morgan Stanley	HKD	45,630	5,880,549	5,884,504	3,955
Hungarian Forint,
Expiring 06/18/14	Bank of America	HUF	320,565	1,427,016	1,430,651	3,635
Expiring 06/18/14	Bank of America	HUF	27,634	122,497	123,327	830
Expiring 06/18/14	Bank of America	HUF	26,990	120,517	120,455	(62)

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2014 (continued):

			Notional	Value at		Unrealized
			Amount	Settlement	Current	Appreciation
Purchase Contracts	Counterparty		(000)	Date Payable	Value	(Depreciation)
Hungarian Forint (cont’d.),
Expiring 06/18/14	Bank of America	HUF	3,165	$14,097	$14,125	$28
Expiring 06/18/14	Hong Kong & Shanghai Bank	HUF	27,445	122,168	122,486	318
Expiring 06/18/14	Hong Kong & Shanghai Bank	HUF	19,082	84,413	85,161	748
Indian Rupee,
Expiring 04/04/14	Barclays Capital Group	INR	7,376	119,782	123,374	3,592
Expiring 04/04/14	JPMorgan Chase	INR	7,737	126,279	129,411	3,132
Expiring 04/04/14	RBC Dominion Securities	INR	7,571	121,813	126,627	4,814
Indonesian Rupiah,
Expiring 04/30/14	Citigroup Global Markets	IDR	1,450,097	118,472	126,979	8,507
Expiring 04/30/14	Deutsche Bank AG	IDR	2,985,109	243,000	261,393	18,393
Expiring 04/30/14	Deutsche Bank AG	IDR	974,288	85,113	85,314	201
Expiring 04/30/14	Deutsche Bank AG	IDR	792,880	68,000	69,429	1,429
Expiring 04/30/14	Deutsche Bank AG	IDR	655,902	58,199	57,435	(764)
Expiring 04/30/14	Hong Kong & Shanghai Bank	IDR	2,065,200	174,529	180,841	6,312
Expiring 04/30/14	JPMorgan Chase	IDR	3,936,628	337,473	344,713	7,240
Expiring 04/30/14	JPMorgan Chase	IDR	1,969,237	166,504	172,438	5,934
Israeli Shekel,
Expiring 06/18/14	Morgan Stanley	ILS	3,680	1,059,890	1,054,526	(5,364)
Japanese Yen,
Expiring 06/18/14	Morgan Stanley	JPY	4,398,000	42,608,022	42,628,007	19,985
Malaysian Ringgit,
Expiring 04/04/14	Standard Chartered PLC	MYR	786	239,244	240,549	1,305
Expiring 04/11/14	UBS AG	MYR	458	139,626	140,144	518
Expiring 04/14/14	Barclays Capital Group	MYR	1,188	361,500	363,319	1,819
Expiring 04/14/14	JPMorgan Chase	MYR	927	281,729	283,594	1,865
Expiring 04/14/14	Morgan Stanley	MYR	258	78,650	78,997	347
Expiring 04/14/14	Westpac Banking Corp.	MYR	139	42,350	42,566	216
Expiring 04/30/14	Hong Kong & Shanghai Bank	MYR	5,860	1,757,156	1,790,661	33,505
Expiring 04/30/14	Hong Kong & Shanghai Bank	MYR	242	74,204	73,950	(254)
	Royal Bank of Scotland Group
Expiring 04/30/14	PLC	MYR	3,194	961,934	975,955	14,021
Expiring 04/30/14	Westpac Banking Corp.	MYR	3,700	1,120,676	1,130,470	9,794
Expiring 05/02/14	Hong Kong & Shanghai Bank	MYR	397	120,715	121,203	488
Mexican Peso,
Expiring 06/18/14	BNP Paribas	MXN	12,174	925,940	926,729	789
Expiring 06/18/14	Deutsche Bank AG	MXN	1,392	104,234	105,969	1,735
Expiring 06/18/14	Morgan Stanley	MXN	867	66,000	65,978	(22)
Expiring 06/18/14	RBC Dominion Securities	MXN	1,619	121,840	123,261	1,421
Expiring 06/18/14	State Street Bank	MXN	3,228	244,000	245,770	1,770
Expiring 06/18/14	State Street Bank	MXN	3,209	242,000	244,273	2,273
Expiring 06/18/14	State Street Bank	MXN	3,199	241,000	243,515	2,515
Expiring 06/18/14	State Street Bank	MXN	1,594	120,000	121,370	1,370
New Zealand Dollar,
Expiring 06/18/14	Morgan Stanley	NZD	320	268,765	275,909	7,144
Nigerian Naira,
Expiring 04/17/14	Standard Chartered PLC	NGN	36,795	220,725	221,752	1,027
Expiring 06/16/14	Standard Chartered PLC	NGN	36,282	212,238	213,814	1,576
Norwegian Krone,
Expiring 06/18/14	Morgan Stanley	NOK	10,350	1,731,870	1,723,177	(8,693)
Peruvian Nuevo Sol,
Expiring 04/16/14	Citigroup Global Markets	PEN	111	39,009	39,348	339
Expiring 04/16/14	Credit Suisse First Boston Corp.	PEN	113	40,128	40,107	(21)
Expiring 04/16/14	Standard Chartered PLC	PEN	304	107,408	107,900	492
Expiring 04/30/14	Credit Suisse First Boston Corp.	PEN	147	52,100	52,074	(26)
Expiring 04/30/14	Morgan Stanley	PEN	274	97,019	97,067	48
Philippine Peso,
Expiring 04/10/14	Deutsche Bank AG	PHP	4,567	103,090	101,812	(1,278)
Expiring 04/11/14	Hong Kong & Shanghai Bank	PHP	5,383	121,000	120,003	(997)
Expiring 04/11/14	JPMorgan Chase	PHP	6,764	150,172	150,801	629

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2014 (continued):

			Notional	Value at		Unrealized
			Amount	Settlement	Current	Appreciation
Purchase Contracts	Counterparty		(000)	Date Payable	Value	(Depreciation)
Philippine Peso (cont’d.),
Expiring 04/30/14	Barclays Capital Group	PHP	81,951	$1,806,372	$1,826,075	$19,703
Polish Zloty,
Expiring 06/18/14	Bank of America	PLN	370	122,026	121,747	(279)
Expiring 06/18/14	Bank of America	PLN	368	121,807	120,967	(840)
Expiring 06/18/14	Barclays Capital Group	PLN	2,236	730,685	735,768	5,083
Expiring 06/18/14	Citigroup Global Markets	PLN	469	154,449	154,466	17
Expiring 06/18/14	Deutsche Bank AG	PLN	2,306	751,560	758,693	7,133
Expiring 06/18/14	Deutsche Bank AG	PLN	991	326,975	326,167	(808)
Expiring 06/18/14	Deutsche Bank AG	PLN	488	160,166	160,445	279
Expiring 06/18/14	Deutsche Bank AG	PLN	368	121,017	121,088	71
Expiring 06/18/14	JPMorgan Chase	PLN	2,424	790,044	797,451	7,407
Expiring 06/18/14	UBS AG	PLN	2,236	733,887	735,769	1,882
Romanian Leu,
Expiring 06/18/14	State Street Bank	RON	1,251	385,329	384,485	(844)
Russian Ruble,
Expiring 04/04/14	Credit Suisse First Boston Corp.	RUB	4,381	121,000	124,813	3,813
Expiring 04/04/14	Deutsche Bank AG	RUB	4,558	124,200	129,850	5,650
Expiring 04/07/14	Credit Suisse First Boston Corp.	RUB	8,772	242,000	249,712	7,712
Expiring 04/07/14	Credit Suisse First Boston Corp.	RUB	4,410	120,000	125,527	5,527
Expiring 04/11/14	Credit Suisse First Boston Corp.	RUB	4,468	122,000	127,049	5,049
Expiring 04/14/14	Credit Suisse First Boston Corp.	RUB	11,705	317,000	332,600	15,600
Expiring 04/14/14	Hong Kong & Shanghai Bank	RUB	8,974	250,156	255,010	4,854
Expiring 04/14/14	UBS AG	RUB	4,468	120,986	126,961	5,975
Expiring 04/16/14	Bank of America	RUB	1,465	41,708	41,619	(89)
Expiring 04/16/14	Deutsche Bank AG	RUB	3,671	104,268	104,261	(7)
Expiring 04/16/14	Deutsche Bank AG	RUB	1,471	41,481	41,776	295
Expiring 04/16/14	Hong Kong & Shanghai Bank	RUB	39,278	1,168,388	1,115,547	(52,841)
Expiring 04/16/14	UBS AG	RUB	5,076	142,105	144,164	2,059
Expiring 04/28/14	Credit Suisse First Boston Corp.	RUB	8,742	242,000	247,516	5,516
Expiring 04/28/14	Credit Suisse First Boston Corp.	RUB	8,704	244,000	246,462	2,462
Expiring 05/05/14	Credit Suisse First Boston Corp.	RUB	4,432	124,000	125,294	1,294
Singapore Dollar,
Expiring 06/18/14	Morgan Stanley	SGD	3,750	2,956,527	2,981,287	24,760
South African Rand,
Expiring 06/18/14	Barclays Capital Group	ZAR	47,883	4,440,519	4,491,840	51,321
Expiring 06/18/14	RBC Dominion Securities	ZAR	1,963	177,325	184,147	6,822
Expiring 06/18/14	UBS AG	ZAR	1,328	123,000	124,627	1,627
Expiring 06/18/14	UBS AG	ZAR	530	48,000	49,760	1,760
South Korean Won,
Expiring 04/03/14	BNP Paribas	KRW	257,703	242,715	242,063	(652)
Expiring 04/03/14	Hong Kong & Shanghai Bank	KRW	257,291	241,906	241,676	(230)
Expiring 04/24/14	Barclays Capital Group	KRW	262,853	247,000	246,641	(359)
Expiring 04/24/14	RBC Dominion Securities	KRW	262,628	245,000	246,430	1,430
Expiring 04/30/14	BNP Paribas	KRW	83,342	76,955	78,179	1,224
Swedish Krona,
Expiring 06/18/14	Morgan Stanley	SEK	45,600	7,143,361	7,036,584	(106,777)
Swiss Franc,
Expiring 06/18/14	Morgan Stanley	CHF	17,530	19,987,002	19,842,157	(144,845)
Thai Baht,
Expiring 04/11/14	Deutsche Bank AG	THB	2,790	85,916	85,967	51
Turkish Lira,
Expiring 06/18/14	Barclays Capital Group	TRY	220	98,058	100,533	2,475
Expiring 06/18/14	Hong Kong & Shanghai Bank	TRY	122	53,890	55,456	1,566
Expiring 06/18/14	Morgan Stanley	TRY	170	73,800	77,519	3,719
Expiring 06/18/14	Royal Bank of Scotland Group PLC	TRY	544	247,000	248,412	1,412
Expiring 06/18/14	Royal Bank of Scotland Group PLC	TRY	131	57,197	59,863	2,666

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2014 (continued):

			Notional	Value at		Unrealized
			Amount	Settlement	Current	Appreciation
Purchase Contracts	Counterparty		(000)	Date Payable	Value	(Depreciation)
Turkish Lira (cont’d.),
Expiring 06/18/14	Standard Chartered PLC	TRY	114	$49,709	$52,205	$2,496

				$267,962,532	$268,256,491	$293,959

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 04/07/14	RBC Dominion Securities	BRL	283	$ 120,000	$ 124,369	$(4,369)
Expiring 04/07/14	UBS AG	BRL	235	101,000	103,282	(2,282)
Expiring 04/10/14	Deutsche Bank AG	BRL	2,614	1,112,280	1,149,133	(36,853)
Expiring 04/11/14	RBC Dominion Securities	BRL	282	121,000	123,977	(2,977)
Expiring 04/14/14	UBS AG	BRL	284	121,000	124,896	(3,896)
Expiring 04/16/14	Barclays Capital Group	BRL	457	189,000	200,682	(11,682)
Expiring 04/16/14	Citigroup Global Markets	BRL	930	386,389	408,169	(21,780)
Expiring 04/16/14	Morgan Stanley	BRL	269	109,000	118,115	(9,115)
Expiring 04/16/14	Morgan Stanley	BRL	215	95,000	94,330	670
Expiring 04/16/14	UBS AG	BRL	340	144,000	149,248	(5,248)
Expiring 04/17/14	Morgan Stanley	BRL	575	242,000	252,348	(10,348)
Expiring 04/17/14	Morgan Stanley	BRL	280	121,000	123,088	(2,088)
Expiring 04/30/14	Hong Kong & Shanghai Bank	BRL	563	246,000	246,212	(212)
Expiring 04/30/14	Morgan Stanley	BRL	283	123,000	123,786	(786)
Expiring 04/30/14	RBC Dominion Securities	BRL	282	123,000	123,422	(422)
Canadian Dollar,
Expiring 05/12/14	RBC Dominion Securities	CAD	307	272,276	277,285	(5,009)
Chilean Peso,
Expiring 04/07/14	Credit Suisse First Boston Corp.	CLP	27,082	48,000	49,348	(1,348)
Expiring 04/10/14	Credit Suisse First Boston Corp.	CLP	67,881	121,000	123,653	(2,653)
Expiring 04/16/14	Standard Chartered PLC	CLP	64,625	121,203	117,646	3,557
Expiring 04/28/14	UBS AG	CLP	54,221	96,076	98,578	(2,502)
Expiring 04/30/14	Credit Suisse First Boston Corp.	CLP	68,020	123,000	123,641	(641)
Expiring 05/09/14	Credit Suisse First Boston Corp.	CLP	65,639	116,484	119,201	(2,717)
Chinese Yuan,
Expiring 05/27/14	Barclays Capital Group	CNY	1,529	250,852	245,625	5,227
Expiring 05/27/14	Deutsche Bank AG	CNY	1,463	239,000	234,968	4,032
Expiring 06/18/14	Barclays Capital Group	CNY	2,978	484,000	478,186	5,814
Expiring 06/18/14	Deutsche Bank AG	CNY	651	105,701	104,605	1,096
Colombian Peso,
Expiring 04/16/14	Bank of America	COP	795,064	408,196	402,780	5,416
Expiring 04/16/14	Citigroup Global Markets	COP	109,222	54,299	55,332	(1,033)
Expiring 04/16/14	Credit Suisse First Boston Corp.	COP	339,728	166,902	172,107	(5,205)
Expiring 04/16/14	Credit Suisse First Boston Corp.	COP	335,659	165,314	170,046	(4,732)
Expiring 04/16/14	Credit Suisse First Boston Corp.	COP	319,763	155,830	161,992	(6,162)
Expiring 04/16/14	Credit Suisse First Boston Corp.	COP	284,014	139,702	143,882	(4,180)
Expiring 04/16/14	Credit Suisse First Boston Corp.	COP	231,725	113,465	117,392	(3,927)
Expiring 04/16/14	Standard Chartered PLC	COP	800,357	412,778	405,461	7,317
Expiring 04/16/14	UBS AG	COP	816,965	421,007	413,875	7,132
Expiring 04/21/14	Bank of America	COP	119,908	60,500	60,726	(226)
Expiring 04/21/14	Credit Suisse First Boston Corp.	COP	119,938	60,500	60,741	(241)
Euro,
Expiring 05/07/14	UBS AG	EUR	921	1,278,189	1,268,857	9,332
Expiring 06/18/14	Bank of America	EUR	88	122,497	121,219	1,278
Expiring 06/18/14	Bank of America	EUR	87	121,807	119,842	1,965
Expiring 06/18/14	Bank of America	EUR	86	120,517	118,464	2,053
Expiring 06/18/14	Bank of America	EUR	10	14,097	13,775	322
Expiring 06/18/14	BNP Paribas	EUR	175	242,113	241,060	1,053
Expiring 06/18/14	Deutsche Bank AG	EUR	349	483,213	480,743	2,470
Expiring 06/18/14	Deutsche Bank AG	EUR	237	326,975	326,106	869

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2014 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Euro (cont’d.),
Expiring 06/18/14	Deutsche Bank AG	EUR	176	$243,034	$242,438	$596
Expiring 06/18/14	Deutsche Bank AG	EUR	175	241,933	241,060	873
Expiring 06/18/14	Hong Kong & Shanghai Bank	EUR	87	122,168	119,841	2,327
Expiring 06/18/14	Hong Kong & Shanghai Bank	EUR	60	84,413	83,326	1,087
Expiring 06/18/14	Standard Chartered PLC	EUR	176	242,463	242,438	25
Hungarian Forint,
Expiring 06/18/14	Bank of America	HUF	27,616	121,294	123,250	(1,956)
Expiring 06/18/14	Bank of America	HUF	27,562	122,026	123,007	(981)
Expiring 06/18/14	Bank of America	HUF	3,140	13,925	14,013	(88)
Expiring 06/18/14	BNP Paribas	HUF	27,980	123,773	124,874	(1,101)
Expiring 06/18/14	Deutsche Bank AG	HUF	27,356	121,017	122,089	(1,072)
Expiring 06/18/14	Deutsche Bank AG	HUF	27,144	121,013	121,142	(129)
Indian Rupee,
Expiring 04/04/14	Deutsche Bank AG	INR	22,548	360,824	377,130	(16,306)
Indonesian Rupiah,
Expiring 04/14/14	Citigroup Global Markets	IDR	545,099	47,316	47,866	(550)
Expiring 04/14/14	Deutsche Bank AG	IDR	2,774,476	242,000	243,632	(1,632)
Expiring 04/14/14	Hong Kong & Shanghai Bank	IDR	2,767,046	241,000	242,979	(1,979)
Expiring 04/30/14	Deutsche Bank AG	IDR	633,420	51,000	55,466	(4,466)
Expiring 04/30/14	Hong Kong & Shanghai Bank	IDR	9,330,000	765,381	816,987	(51,606)
Expiring 04/30/14	JPMorgan Chase	IDR	773,140	62,000	67,701	(5,701)
Israeli Shekel,
Expiring 06/18/14	Citigroup Global Markets	ILS	432	123,000	123,695	(695)
Expiring 06/18/14	Morgan Stanley	ILS	1,694	485,185	485,425	(240)
Malaysian Ringgit,
Expiring 04/11/14	Deutsche Bank AG	MYR	3,213	978,742	983,125	(4,383)
Expiring 04/14/14	Morgan Stanley	MYR	794	242,000	243,006	(1,006)
Expiring 04/30/14	Westpac Banking Corp.	MYR	263	78,000	80,383	(2,383)
Expiring 05/02/14	BNP Paribas	MYR	1,403	426,212	428,652	(2,440)
Mexican Peso,
Expiring 06/18/14	Deutsche Bank AG	MXN	632	47,237	48,070	(833)
Expiring 06/18/14	RBC Dominion Securities	MXN	1,464	109,473	111,412	(1,939)
Expiring 06/18/14	State Street Bank	MXN	40,545	3,038,536	3,086,462	(47,926)
Expiring 06/18/14	State Street Bank	MXN	3,209	241,000	244,251	(3,251)
Expiring 06/18/14	State Street Bank	MXN	1,618	123,000	123,183	(183)
New Taiwanese Dollar,
Expiring 04/21/14	Deutsche Bank AG	TWD	7,367	242,000	242,065	(65)
Expiring 04/24/14	Hong Kong & Shanghai Bank	TWD	4,478	145,800	147,139	(1,339)
Expiring 04/25/14	Morgan Stanley	TWD	3,677	120,000	120,830	(830)
Expiring 04/30/14	Bank of America	TWD	7,478	245,000	245,773	(773)
Nigerian Naira,
Expiring 04/17/14	Barclays Capital Group	NGN	52,250	314,000	314,893	(893)
Expiring 05/06/14	Citigroup Global Markets	NGN	6,588	39,269	39,457	(188)
Expiring 06/16/14	Citigroup Global Markets	NGN	19,910	117,000	117,334	(334)
Expiring 06/16/14	JPMorgan Chase	NGN	18,052	106,000	106,381	(381)
Peruvian Nuevo Sol,
Expiring 04/16/14	Bank of America	PEN	147	51,907	52,174	(267)
Expiring 04/16/14	Citigroup Global Markets	PEN	185	65,386	65,607	(221)
Philippine Peso,
Expiring 04/11/14	Deutsche Bank AG	PHP	82,606	1,835,073	1,841,533	(6,460)
Expiring 04/11/14	Deutsche Bank AG	PHP	5,441	120,000	121,295	(1,295)
Expiring 04/11/14	Deutsche Bank AG	PHP	2,404	52,974	53,596	(622)
Polish Zloty,
Expiring 06/18/14	Deutsche Bank AG	PLN	555	180,743	182,687	(1,944)
Russian Ruble,
Expiring 04/04/14	Barclays Capital Group	RUB	1,888	52,046	53,769	(1,723)
Expiring 04/04/14	Credit Suisse First Boston Corp.	RUB	4,261	117,176	121,380	(4,204)
Expiring 04/07/14	Credit Suisse First Boston Corp.	RUB	6,606	181,000	188,031	(7,031)

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2014 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Russian Ruble (cont’d.),
Expiring 04/07/14	Credit Suisse First Boston Corp.	RUB	4,383	$121,000	$124,767	$(3,767)
Expiring 04/11/14	Credit Suisse First Boston Corp.	RUB	4,397	121,000	125,025	(4,025)
Expiring 04/14/14	Citigroup Global Markets	RUB	4,454	121,000	126,563	(5,563)
Expiring 04/14/14	Credit Suisse First Boston Corp.	RUB	4,421	120,000	125,627	(5,627)
Expiring 04/14/14	Credit Suisse First Boston Corp.	RUB	4,416	120,000	125,476	(5,476)
Expiring 04/16/14	Citigroup Global Markets	RUB	1,603	43,576	45,527	(1,951)
Expiring 04/16/14	Credit Suisse First Boston Corp.	RUB	5,324	144,917	151,215	(6,298)
Expiring 04/16/14	Credit Suisse First Boston Corp.	RUB	2,341	64,137	66,487	(2,350)
Expiring 04/16/14	Credit Suisse First Boston Corp.	RUB	1,469	39,746	41,722	(1,976)
Expiring 04/16/14	Morgan Stanley	RUB	1,168	31,749	33,172	(1,423)
Expiring 04/28/14	Credit Suisse First Boston Corp.	RUB	2,109	58,757	59,715	(958)
Singapore Dollar,
Expiring 06/18/14	Hong Kong & Shanghai Bank	SGD	906	716,707	719,951	(3,244)
Expiring 06/18/14	Hong Kong & Shanghai Bank	SGD	308	242,000	244,899	(2,899)
Expiring 06/18/14	Westpac Banking Corp.	SGD	310	243,000	246,727	(3,727)
South African Rand,
Expiring 06/18/14	Barclays Capital Group	ZAR	814	74,992	76,360	(1,368)
Expiring 06/18/14	Barclays Capital Group	ZAR	618	58,000	57,936	64
Expiring 06/18/14	BNP Paribas	ZAR	1,510	137,848	141,650	(3,802)
Expiring 06/18/14	Deutsche Bank AG	ZAR	4,419	398,579	414,545	(15,966)
Expiring 06/18/14	Deutsche Bank AG	ZAR	922	83,937	86,524	(2,587)
Expiring 06/18/14	UBS AG	ZAR	1,333	123,000	125,083	(2,083)
South Korean Won,
Expiring 04/03/14	Bank of America	KRW	257,503	240,500	241,875	(1,375)
Expiring 04/03/14	Citigroup Global Markets	KRW	128,860	120,250	121,040	(790)
Expiring 04/03/14	UBS AG	KRW	128,631	120,250	120,825	(575)
Expiring 04/24/14	Citigroup Global Markets	KRW	527,011	486,000	494,507	(8,507)
Expiring 04/30/14	Citigroup Global Markets	KRW	248,720	232,449	233,310	(861)
Expiring 05/09/14	Hong Kong & Shanghai Bank	KRW	257,758	241,906	241,676	230
Expiring 05/12/14	BNP Paribas	KRW	257,703	242,241	241,587	654
Swiss Franc,
Expiring 04/30/14	Morgan Stanley	CHF	1,592	1,806,913	1,801,311	5,602
Thai Baht,
Expiring 04/11/14	Deutsche Bank AG	THB	6,110	188,116	188,256	(140)
Expiring 04/11/14	Deutsche Bank AG	THB	1,444	44,288	44,505	(217)
Turkish Lira,
Expiring 06/18/14	BNP Paribas	TRY	180	82,000	82,067	(67)
Expiring 06/18/14	Citigroup Global Markets	TRY	277	121,000	126,438	(5,438)
Expiring 06/18/14	Deutsche Bank AG	TRY	421	183,608	192,299	(8,691)
Expiring 06/18/14	JPMorgan Chase	TRY	276	121,000	126,007	(5,007)
Expiring 06/18/14	Morgan Stanley	TRY	2,743	1,202,916	1,252,169	(49,253)
Expiring 06/18/14	Morgan Stanley	TRY	311	135,116	141,944	(6,828)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	TRY	556	244,000	253,684	(9,684)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	TRY	277	121,000	126,410	(5,410)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	TRY	277	120,000	126,263	(6,263)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	TRY	276	120,000	125,752	(5,752)
Expiring 06/18/14	Royal Bank of Scotland Group PLC	TRY	275	122,000	125,556	(3,556)

				$32,762,999	$33,219,492	$(456,493)

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2014:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
BRL	3,000	04/01/14	10.130%	Brazilian Interbank Lending Rate(1)	$(21)	$—	$(21)	Deutsche Bank AG
BRL	2,400	01/04/16	11.827%	Brazilian Interbank Lending Rate(1)	(2,777)	—	(2,777)	JPMorgan Chase
BRL	1,790	01/04/16	11.605%	Brazilian Interbank Lending Rate(1)	(4,876)	—	(4,876)	Citigroup Global Markets
BRL	1,570	01/04/16	11.700%	Brazilian Interbank Lending Rate(1)	(412)	—	(412)	Citigroup, Inc.
BRL	1,140	01/04/16	12.005%	Brazilian Interbank Lending Rate(1)	153	—	153	Deutsche Bank AG
CLP	126,100	03/28/16	3.860%	Camara Interbank rate(2)	(35)	—	(35)	Credit Suisse First Boston Corp.
CLP	46,500	09/30/18	5.010%	Camara Interbank rate(2)	(2,357)	—	(2,357)	Citigroup, Inc.
CLP	108,050	10/03/18	4.990%	Camara Interbank rate(2)	(5,300)	—	(5,300)	Deutsche Bank AG
CLP	63,230	02/24/19	4.595%	Camara Interbank rate(2)	(884)	—	(884)	Deutsche Bank AG
CLP	142,230	02/28/19	4.573%	Camara Interbank rate(2)	(552)	—	(552)	Credit Suisse First Boston Corp.
CLP	88,560	03/06/19	4.610%	Camara Interbank rate(2)	(584)	—	(584)	Credit Suisse First Boston Corp.
CLP	72,020	03/13/19	4.650%	Camara Interbank rate(2)	(689)	—	(689)	Citigroup Global Markets
CLP	127,000	03/26/19	4.550%	Camara Interbank rate(2)	(100)	—	(100)	Deutsche Bank AG
CLP	27,000	03/26/19	4.540%	Camara Interbank rate(2)	1	—	1	Credit Suisse First Boston Corp.
CLP	72,300	03/27/19	4.557%	Camara Interbank rate(2)	(93)	—	(93)	Deutsche Bank AG
CLP	102,300	03/31/19	3.850%	Camara Interbank rate(2)	5,836	—	5,836	Credit Suisse First Boston Corp.
KRW	246,840	03/03/17	2.850%	3 month Certificate of Deposit(2)	(223)	—	(223)	Deutsche Bank AG
KRW	639,710	03/04/17	2.878%	3 month Certificate of Deposit(2)	(122)	—	(122)	Morgan Stanley
KRW	840,670	03/07/17	2.875%	3 month Certificate of Deposit(1)	(235)	—	(235)	Citigroup Global Markets
KRW	8,359,900	05/14/23	3.050%	3 month Certificate of Deposit(1)	153,144	5	153,139	Barclays Bank PLC
KRW	117,560	05/30/23	2.650%	3 month Certificate of Deposit(1)	2,316	—	2,316	Deutsche Bank AG
KRW	55,000	12/23/23	3.470%	3 month Certificate of Deposit(2)	(808)	—	(808)	JPMorgan Chase & Co.

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2014 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
KRW	180,710	01/06/24	3.471%	3 month Certificate of Deposit(2)	$(2,968)	$—	$(2,968)	JPMorgan Chase
KRW	113,060	01/07/24	3.472%	3 month Certificate of Deposit(2)	(1,864)	—	(1,864)	Citigroup Global Markets
KRW	90,150	01/08/24	3.470%	3 month Certificate of Deposit(2)	(1,471)	—	(1,471)	Deutsche Bank AG
KRW	91,770	01/09/24	3.455%	3 month Certificate of Deposit(2)	(1,382)	—	(1,382)	Morgan Stanley
KRW	103,580	01/13/24	3.465%	3 month Certificate of Deposit(2)	(1,637)	—	(1,637)	JPMorgan Chase
KRW	53,980	01/14/24	3.432%	3 month Certificate of Deposit(2)	(710)	—	(710)	Deutsche Bank AG
KRW	115,470	01/15/24	3.445%	3 month Certificate of Deposit(2)	(1,633)	—	(1,633)	JPMorgan Chase
KRW	71,620	01/22/24	3.470%	3 month Certificate of Deposit(2)	(1,145)	—	(1,145)	Deutsche Bank AG
KRW	94,930	01/27/24	3.383%	3 month Certificate of Deposit(2)	(837)	—	(837)	JPMorgan Chase
MXN	1,130	11/02/23	6.860%	28 day Mexican Interbank rate(1)	2,206	—	2,206	Deutsche Bank AG
MXN	1,310	11/14/23	6.814%	28 day Mexican Interbank rate(1)	2,072	—	2,072	Deutsche Bank AG
PLN	140	07/29/23	2.620%	6 month Warsaw Interbank Offered Rate(1)	422	—	422	Citigroup, Inc.
ZAR	3,400	06/07/18	7.100%	3 month JIBAR(1)	(5,852)	—	(5,852)	Deutsche Bank AG
ZAR	1,375	06/07/18	7.110%	3 month JIBAR(1)	(2,319)	—	(2,319)	Deutsche Bank AG
ZAR	36,000	04/30/20	6.000%	3 month JIBAR(1)	(328,123)	688	(328,811)	Morgan Stanley
ZAR	1,550	05/29/23	7.170%	3 month JIBAR(1)	(10,851)	—	(10,851)	Deutsche Bank AG

					$(214,710)	$693	$(215,403)

	Notional						Unrealized
	Amount	Termination	Fixed	Floating	Value at	Value at	Appreciation
	(000)#	Date	Rate	Rate	Trade Date	March 31, 2014	(Depreciation)
Exchange-traded swap agreements:
	42,800	06/18/19	2.000%	3 month LIBOR(2)	$(305,108)	$(92,248)	$212,860
	5,300	06/18/21	2.500%	3 month LIBOR(2)	(29,940)	(8,609)	21,331
	51,000	06/18/29	3.500%	3 month LIBOR(2)	(707,303)	(1,097,445)	(390,142)
	1,900	06/18/44	3.750%	3 month LIBOR(2)	(15,385)	(62,429)	(47,044)
ZAR	3,310	01/06/14	6.168%	3 month JIBAR(1)	—	(2,430)	(2,430)
ZAR	3,160	01/06/14	6.212%	3 month JIBAR(1)	—	(2,067)	(2,067)
ZAR	7,660	01/08/14	6.164%	3 month JIBAR(1)	—	(5,760)	(5,760)
ZAR	1,040	01/09/14	6.218%	3 month JIBAR(1)	—	(1,296)	(1,296)
ZAR	3,210	01/14/14	6.190%	3 month JIBAR(1)	—	(2,367)	(2,367)
ZAR	2,430	03/25/14	6.980%	3 month JIBAR(1)	—	(271)	(271)
ZAR	2,420	03/26/14	6.990%	3 month JIBAR(1)	—	409	409

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2014 (continued):

	Notional						Unrealized
	Amount	Termination	Fixed	Floating	Value at	Value at	Appreciation
	(000)#	Date	Rate	Rate	Trade Date	March 31, 2014	(Depreciation)
Exchange-traded swap agreements:
ZAR	1,680	08/21/23	8.520%	3 month JIBAR(1)	$(76)	$2,247	$2,323

					$(1,057,812)	$(1,272,266)	$(214,454)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

# Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at March 31, 2014:

			Notional		Value at
	Termination	Fixed	Amount#	Value at	March 31,	Unrealized
Reference Entity/Obligation	Date	Rate	(000)(3)	Trade Date	2014	Appreciation
Exchange-traded credit default swaps on credit indices – Sell Protection(1):
Dow Jones CDX NA HY22 5Y Index	12/20/18	5.000%	$1,800	$(168,137)	$(139,715)	$28,422

					Upfront
		Notional			Premiums
	Termination	Amount	Fixed	Fair	Paid	Unrealized
Reference Entity/Obligation	Date	(000)#(3)	Rate	Value	(Received)	Depreciation	Counterparty
Over-the-counter credit default swaps – Buy Protection(2):
Bank of China	03/20/19	80	1.000%	$(531)	$(195)	$(336)	Citigroup Global Markets
Bank of China	03/20/19	80	1.000%	(531)	(207)	(324)	Citigroup Global Markets
Bank of China	03/20/19	60	1.000%	(399)	(326)	(73)	Citigroup Global Markets
Bank of China	03/20/19	60	1.000%	(399)	(99)	(300)	Citigroup Global Markets
Bank of China	03/20/19	50	1.000%	(332)	(166)	(166)	Citigroup Global Markets
Bank of China	03/20/19	40	1.000%	(266)	(130)	(136)	Barclays Capital Group
Bank of China	03/20/19	40	1.000%	(266)	(246)	(20)	Citigroup Global Markets
Bank of China	03/20/19	40	1.000%	(266)	(150)	(116)	JPMorgan Chase
Bank of China	03/20/19	30	1.000%	(199)	(97)	(102)	JPMorgan Chase
Bank of China	03/20/19	20	1.000%	(133)	(66)	(67)	Barclays Capital Group
Bank of China	03/20/19	20	1.000%	(133)	(80)	(53)	Citigroup Global Markets
Bank of China	03/20/19	20	1.000%	(133)	(66)	(67)	Citigroup Global Markets
Bank of China	03/20/19	20	1.000%	(133)	(131)	(2)	Citigroup Global Markets
Bank of China	03/20/19	10	1.000%	(66)	(64)	(2)	Barclays Capital Group
Bank of China	03/20/19	10	1.000%	(66)	(42)	(24)	Citigroup Global Markets
Bank of China	06/20/19	250	1.000%	(1,188)	—	(1,188)	Citigroup Global Markets
Bank of China	06/20/19	70	1.000%	(333)	(214)	(119)	Citigroup Global Markets

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Credit default swap agreements outstanding at March 31, 2014 (continued):

					Upfront
		Notional			Premiums
	Termination	Amount	Fixed	Fair	Paid	Unrealized
Reference Entity/Obligation	Date	(000)#(3)	Rate	Value	(Received)	Depreciation	Counterparty
Over-the-counter credit default swaps – Buy Protection(2) (cont’d.)

Bank of China	06/20/19	40	1.000%	$(190)	$(98)	$(92)	Citigroup Global Markets

				$(5,564)	$(2,377)	$(3,187)

		Notional			Value at
	Termination	Amount	Fixed	Value at	March 31,	Unrealized
Reference Entity/Obligation	Date	(000)#(3)	Rate	Trade Date	2014	Depreciation
Exchange-traded credit default swaps – Buy Protection(2):
CDX.NA.HY.21-V1	12/20/18	700	5.000%	$(52,840)	$(56,616)	$(3,776)
Dow Jones CDX IG HY22 5Y Index	12/20/18	30,825	1.000%	(410,888)	(562,043)	(151,155)

				$(463,728)	$(618,659)	$(154,931)

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

# Notional amount is shown in U.S. dollars unless otherwise stated.

Currency swap agreements outstanding at March 31, 2014:

								Upfront
	Notional		Notional					Premiums	Unrealized
	Amount		Amount			Termination	Fair	Paid	Appreciation
	(000)#	Fund Receives	(000)#	Fund Pays	Counterparty	Date	Value	(Received)	(Depreciation)
TRY	1,980	12.04%	884	3 month LIBOR	Citigroup Global Markets	03/26/15	$936,327	$884,323	$52,004
TRY	270	11.07%	123	3 month LIBOR	Citigroup Global Markets	03/10/16	5,227	122,839	(117,612)
TRY	950	11.67%	428	3 month LIBOR	Morgan Stanley	03/23/15	447,711	427,735	19,976
TRY	850	11.65%	386	3 month LIBOR	Morgan Stanley	03/28/15	402,803	386,364	16,439

							$1,792,068	$1,821,261	$(29,193)

# Notional amount is shown in U.S. dollars unless otherwise stated.

Total return swap agreements outstanding at March 31, 2014:

					Upfront
		Notional			Premiums
	Termination	Amount		Fair	Paid	Unrealized
Counterparty	Date	(000)#	Description	Value	(Received)	Appreciation
Deutsche Bank AG	04/14/14	238,500	Pay or receive amounts based on market value fluctuation of Coltes Index	$5,701	$—	$5,701
Deutsche Bank AG	04/16/14	106,300	Pay or receive amounts based on market value fluctuation of Coltes Index	515	—	515

				$6,216	$—	$6,216

#	Notional amount is shown in U.S. dollars unless otherwise stated.

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments.These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$428,008,452	$454,588,130	$862,289
Exchange Traded Funds	5,482,379	—	—
Preferred Stocks	2,137,609	5,807,673	—
Rights	29,695	23,599	—
Unaffiliated Mutual Funds	1,944	382,721	—
Warrants	2,596	—	—
Asset-Backed Securities	—	25,646,856	—
Bank Loans	—	1,861,413	—
Commercial Mortgage-Backed Securities	—	94,467,289	—
Convertible Bonds	—	620,563	—
Corporate Bonds	—	417,171,162	3,076,628
Foreign Government Bonds	—	57,000,821	489,225
Municipal Bonds	—	27,649,395	—
Residential Mortgage-Backed Securities	—	30,055,947	—
U.S. Government Agency Obligations	—	244,815,301	—
U.S. Treasury Obligations	—	361,298,435	—
Affiliated Money Market Mutual Fund	1,132,414,492	—	—
Foreign Treasury Obligations	—	924,584	—
Short Sales – U.S. Government Agency Obligation	—	(963,789)	—
Other Financial Instruments*
Financial Futures Contracts	5,271,014	—	—
Foreign Forward Currency Contracts	—	(162,534)	—
Interest Rate Swaps	—	(429,857)	—
Credit Default Swaps	—	(129,696)	—
Currency Swap Agreements	—	(29,193)	—
Total Return Swaps	—	6,216	—

Total	$1,573,348,181	$1,720,605,036	$4,428,142

*   Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Derivative Fair Value
at 3/31/14
Credit contracts	$(129,696)
Equity contracts	5,677,356
Foreign exchange contracts	(191,727)
Interest rate contracts	(774,093)

Total	$4,581,840

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.6%
COMMON STOCKS — 96.8%
Aerospace & Defense — 2.7%
Cubic Corp.	70,014	$3,575,615
Esterline Technologies Corp.*	88,676	9,447,541
Moog, Inc. (Class A Stock)*	104,135	6,821,884
Teledyne Technologies, Inc.*	47,010	4,575,483

		24,420,523

Air Freight & Logistics — 0.5%
Forward Air Corp.	93,689	4,320,000

Auto Components — 0.9%
American Axle & Manufacturing Holdings, Inc.*	202,789	3,755,652
Tenneco, Inc.*	80,268	4,661,163

		8,416,815

Banks — 14.9%
BancorpSouth, Inc.	300,596	7,502,876
Bank of the Ozarks, Inc.	145,071	9,873,532
Banner Corp.	99,920	4,117,703
Boston Private Financial Holdings, Inc.	305,894	4,138,746
Bridge Capital Holdings*	57,164	1,358,217
CoBiz Financial, Inc.	117,381	1,352,229
Community Bank System, Inc.	93,522	3,649,228
First Financial Bankshares, Inc.	68,766	4,249,051
First Financial Holdings, Inc.	67,174	4,206,436
First Midwest Bancorp, Inc.	155,801	2,661,081
First of Long Island Corp. (The)	25,982	1,055,129
Flushing Financial Corp.	112,832	2,377,370
Glacier Bancorp, Inc.	231,451	6,728,281
Heritage Financial Corp.	60,743	1,027,772
Home BancShares, Inc.(a)	123,708	4,258,029
Independent Bank Corp.	65,227	2,567,987
Independent Bank Group, Inc.	37,494	2,202,773
Lakeland Financial Corp.	38,904	1,564,719
MB Financial, Inc.	193,408	5,987,912
PacWest Bancorp(a)	151,898	6,533,133
Pinnacle Financial Partners, Inc.	120,879	4,531,754
PrivateBancorp, Inc.	247,719	7,557,907
Prosperity Bancshares, Inc.	91,901	6,079,251
Sandy Spring Bancorp, Inc.	54,939	1,372,376
Sierra Bancorp	3,483	55,449
Signature Bank*(a)	48,883	6,139,216
Southcoast Financial Corp.*	3,194	23,284
Southwest Bancorp, Inc.	98,063	1,731,793
Sterling Financial Corp.	51,530	1,717,495
Summit State Bank	6,156	67,347
Texas Capital Bancshares, Inc.*(a)	130,270	8,459,734
Trico Bancshares	42,617	1,105,059
UMB Financial Corp.	110,454	7,146,374
ViewPoint Financial Group, Inc.	193,569	5,584,466
Webster Financial Corp.(a)	165,422	5,138,007

		134,121,716

Biotechnology — 1.3%
Acorda Therapeutics, Inc.*	97,835	3,708,925
Exact Sciences Corp.*(a)	307,704	4,360,166
Infinity Pharmaceuticals, Inc.*	314,732	3,742,163

		11,811,254

Building Products — 0.6%
NCI Building Systems, Inc.*	117,081	2,044,234

	Shares	Value
COMMON STOCKS (Continued)
Building Products (cont’d.)
Trex Co., Inc.*	39,956	$2,923,181

		4,967,415

Capital Markets — 2.6%
Apollo Investment Corp.	258,296	2,146,440
Cohen & Steers, Inc.(a)	35,402	1,410,770
E*Trade Financial Corp.*	162,799	3,747,633
Golub Capital BDC, Inc.(a)	71,923	1,283,106
Manning & Napier, Inc.	34,897	585,223
New Mountain Finance Corp.	110,913	1,613,784
PennantPark Investment Corp.	49,737	549,594
Solar Capital Ltd.	62,866	1,369,221
Solar Senior Capital Ltd.	15,011	256,838
Stifel Financial Corp.*(a)	98,072	4,880,063
TCP Capital Corp.	23,946	396,306
THL Credit, Inc.	62,500	862,500
Virtus Investment Partners, Inc.*(a)	22,321	3,865,328

		22,966,806

Chemicals — 3.9%
Axiall Corp.	25,782	1,158,127
Fuller (H.B.) Co.	69,665	3,363,426
Koppers Holdings, Inc.	8,292	341,879
Methanex Corp. (Canada)(a)	114,809	7,340,887
Minerals Technologies, Inc.	18,609	1,201,397
PolyOne Corp.	226,834	8,315,734
Quaker Chemical Corp.	34,595	2,727,124
Taminco Corp.*	155,485	3,266,740
Westlake Chemical Corp.	45,120	2,986,042
WR Grace & Co.*	45,737	4,535,738

		35,237,094

Commercial Services & Supplies — 2.0%
Ceco Environmental Corp.	116,293	1,929,301
G&K Services, Inc. (Class A Stock)	76,193	4,660,726
Mobile Mini, Inc.	100,739	4,368,043
Progressive Waste Solutions Ltd. (Canada)	162,211	4,105,560
West Corp.	116,544	2,788,898

		17,852,528

Communications Equipment — 0.8%
ADTRAN, Inc.	119,694	2,921,731
Digi International, Inc.*	101,230	1,027,485
Extreme Networks*	48,787	282,965
Radware Ltd. (Israel)*	191,263	3,381,530

		7,613,711

Construction & Engineering — 1.3%
Comfort Systems USA, Inc.	136,675	2,082,927
EMCOR Group, Inc.	157,202	7,355,482
MYR Group, Inc.*	88,232	2,234,034

		11,672,443

Consumer Finance — 0.3%
First Cash Financial Services, Inc.*	49,660	2,505,844

Containers & Packaging — 0.4%
Graphic Packaging Holding Co.*	368,135	3,740,252

Diversified Financial Services — 0.3%
MarketAxess Holdings, Inc.	39,074	2,313,962

Diversified Telecommunication Services — 0.6%
Premiere Global Services, Inc.*	450,490	5,432,909

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Electric Utilities — 3.9%
Allete, Inc.	106,016	$5,557,359
Cleco Corp.	198,352	10,032,644
El Paso Electric Co.	158,500	5,663,205
IDACORP, Inc.	132,790	7,365,861
Portland General Electric Co.	196,580	6,357,397

		34,976,466

Electrical Equipment — 0.3%
Thermon Group Holdings, Inc.*	122,579	2,841,381

Electronic Equipment, Instruments & Components — 2.4%
Anixter International, Inc.	62,994	6,395,151
Belden, Inc.	58,453	4,068,329
CTS Corp.	160,863	3,358,819
Littelfuse, Inc.	37,551	3,516,276
Newport Corp.*	199,204	4,119,539

		21,458,114

Energy Equipment & Services — 2.4%
Dril-Quip, Inc.*	24,738	2,773,130
Forum Energy Technologies, Inc.*	228,508	7,079,178
Gulfmark Offshore, Inc. (Class A Stock)	24,007	1,078,875
Newpark Resources, Inc.*	545,564	6,246,708
Tesco Corp.*	61,517	1,138,065
TETRA Technologies, Inc.*	257,360	3,294,208

		21,610,164

Food & Staples Retailing — 0.5%
Susser Holdings Corp.*(a)	70,979	4,434,058

Food Products — 0.7%
Hain Celestial Group, Inc. (The)*(a)	63,881	5,843,195

Gas Utilities — 1.1%
Southwest Gas Corp.	183,384	9,801,875

Health Care Equipment & Supplies — 1.2%
Alere, Inc.*	66,363	2,279,569
Endologix, Inc.*	227,691	2,930,383
Hill-Rom Holdings, Inc.	98,258	3,786,863
Tornier NV (Netherlands)*	90,017	1,910,161

		10,906,976

Health Care Providers & Services — 1.4%
Air Methods Corp.*	20,121	1,075,065
HealthSouth Corp.	123,711	4,444,936
Surgical Care Affiliates, Inc.*	51,926	1,596,725
WellCare Health Plans, Inc.*	90,741	5,763,868

		12,880,594

Health Care Technology — 1.1%
Allscripts Healthcare Solutions, Inc.*	378,075	6,816,692
Quality Systems, Inc.	204,725	3,455,758

		10,272,450

Hotels, Restaurants & Leisure — 2.1%
Bloomin’ Brands, Inc.*	137,719	3,319,028
Diamond Resorts International, Inc.*	141,138	2,392,289
Jack in the Box, Inc.*	69,597	4,102,047
Marriott Vacations Worldwide Corp.*	74,835	4,184,025
Vail Resorts, Inc.	75,034	5,229,870

		19,227,259

Household Durables — 1.0%
Meritage Homes Corp.*	80,388	3,366,649

	Shares	Value
COMMON STOCKS (Continued)
Household Durables (cont’d.)
Standard Pacific Corp.*(a)	409,859	$3,405,928
William Lyon Homes (Class A Stock)*	76,727	2,118,432

		8,891,009

Household Products — 0.9%
Spectrum Brands Holdings, Inc.	98,219	7,828,054

Industrial Conglomerates — 0.8%
Carlisle Cos., Inc.	86,693	6,878,223

Insurance — 4.2%
American Equity Investment Life Holding Co.(a)	358,259	8,462,078
AMERISAFE, Inc.	10,156	445,950
CNO Financial Group, Inc.	484,111	8,762,409
Endurance Specialty Holdings Ltd.	76,540	4,120,148
Enstar Group Ltd.*	12,857	1,752,538
Fidelity & Guaranty Life	74,683	1,762,519
Maiden Holdings Ltd.	311,363	3,885,810
Meadowbrook Insurance Group, Inc.(a)	197,168	1,149,489
ProAssurance Corp.	94,637	4,214,186
RLI Corp.	63,592	2,813,310

		37,368,437

Internet & Catalog Retail — 0.6%
HSN, Inc.	91,003	5,435,609

Internet Software & Services — 0.2%
Everyday Health, Inc.*	124,589	1,743,000

IT Services — 1.0%
CACI International, Inc. (Class A Stock)*(a)	54,846	4,047,635
Convergys Corp.	208,666	4,571,872

		8,619,507

Leisure Products — 0.6%
Arctic Cat, Inc.	73,897	3,531,538
Brunswick Corp.	50,769	2,299,328

		5,830,866

Life Sciences Tools & Services
PerkinElmer, Inc.(a)	2,382	107,333

Machinery — 3.1%
Actuant Corp. (Class A Stock)	152,790	5,217,779
Barnes Group, Inc.	142,770	5,492,362
CIRCOR International, Inc.	51,099	3,747,090
Crane Co.	64,455	4,585,973
Graco, Inc.	35,222	2,632,492
RBC Bearings, Inc.*	48,019	3,058,810
Twin Disc, Inc.	43,429	1,143,920
Woodward, Inc.	56,993	2,366,919

		28,245,345

Media — 0.5%
Live Nation Entertainment, Inc.*	207,523	4,513,625

Metals & Mining — 2.1%
Coeur Mining, Inc.*	125,253	1,163,600
Commercial Metals Co.	110,172	2,080,047
Globe Specialty Metals, Inc.	192,151	4,000,584
Kaiser Aluminum Corp.	83,517	5,964,784
Olympic Steel, Inc.	34,865	1,000,625
SunCoke Energy, Inc.*	223,587	5,106,727

		19,316,367

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Multi-Utilities — 0.8%
Black Hills Corp.	49,053	$2,827,905
NorthWestern Corp.	84,582	4,011,724

		6,839,629

Oil, Gas & Consumable Fuels — 4.4%
Approach Resources, Inc.* (a)	116,993	2,446,324
Delek US Holdings, Inc.	82,266	2,389,005
Laredo Petroleum Holdings, Inc.*	284,873	7,366,816
Penn Virginia Corp.*(a)	117,988	2,063,610
Rex Energy Corp.*	463,033	8,663,347
Rice Energy, Inc.*	229,157	6,047,453
RSP Permian, Inc.*	214,920	6,209,039
Western Refining, Inc.(a)	111,126	4,289,464

		39,475,058

Paper & Forest Products — 0.9%
KapStone Paper and Packaging Corp.*	267,533	7,715,652

Pharmaceuticals — 0.4%
Prestige Brands Holdings, Inc.*	135,723	3,698,452

Professional Services — 0.3%
TrueBlue, Inc.*	100,052	2,927,521

Real Estate Investment Trusts (REITs) — 10.8%
Acadia Realty Trust	204,410	5,392,336
American Campus Communities, Inc.	231,314	8,639,578
Apollo Commercial Real Estate Finance, Inc.	311,373	5,178,133
Blackstone Mortgage Trust, Inc. (Class A Stock)	211,892	6,091,895
CBL & Associates Properties, Inc.(a)	324,690	5,763,247
Chesapeake Lodging Trust	211,208	5,434,382
Coresite Realty Corp.	59,749	1,852,219
Cubesmart.	437,853	7,513,557
DuPont Fabros Technology, Inc.(a)	177,997	4,284,388
Healthcare Trust of America, Inc.	247,225	2,815,893
Highwoods Properties, Inc.	177,281	6,809,363
Hudson Pacific Properties, Inc.	219,131	5,055,352
MFA Financial, Inc.	639,868	4,958,977
Mid-America Apartment Communities, Inc.	58,030	3,961,708
National Health Investors, Inc.(a)	73,572	4,448,163
Pebblebrook Hotel Trust.	141,647	4,783,419
PS Business Parks, Inc.	68,221	5,704,640
Strategic Hotels & Resorts, Inc.*	386,496	3,938,394
Two Harbors Investment Corp.	410,100	4,203,525

		96,829,169

Real Estate Management & Development — 0.7%
Kennedy-Wilson Holdings, Inc.	281,112	6,327,831

Road & Rail — 0.1%
Celadon Group, Inc.	44,373	1,066,727

Semiconductors & Semiconductor Equipment — 4.1%
Cabot Microelectronics Corp.*	107,658	4,736,952
Entegris, Inc.*	379,171	4,591,761
Fairchild Semiconductor International, Inc.*	267,086	3,683,116
Intersil Corp. (Class A Stock)	424,600	5,485,832
Micrel, Inc.	142,028	1,573,670
MKS Instruments, Inc.	182,104	5,443,089
PMC - Sierra, Inc.*	417,592	3,177,875
Semtech Corp.*	147,214	3,730,403
TriQuint Semiconductor, Inc.*	305,253	4,087,338

		36,510,036

	Shares	Value
COMMON STOCKS (Continued)
Software — 2.1%
Monotype Imaging Holdings, Inc.	97,215	$2,930,060
NetScout Systems, Inc.*	43,574	1,637,511
PTC, Inc.*	102,245	3,622,540
SS&C Technologies Holdings, Inc.*	123,694	4,950,234
Verint Systems, Inc.*	115,203	5,406,477

		18,546,822

Specialty Retail — 1.7%
Asbury Automotive Group, Inc.*	75,885	4,197,199
GNC Holdings, Inc. (Class A Stock)	96,792	4,260,784
Men’s Wearhouse, Inc. (The)	19,543	957,216
Monro Muffler Brake, Inc.	38,009	2,161,952
Office Depot, Inc.*(a)	496,155	2,049,120
Shoe Carnival, Inc.	78,485	1,808,294

		15,434,565

Technology Hardware, Storage & Peripherals — 0.4%
Electronics For Imaging, Inc.*	85,469	3,701,662

Textiles, Apparel & Luxury Goods — 1.5%
Carter’s, Inc.	45,374	3,523,291
Kate Spade & Co.*	55,815	2,070,178
Movado Group, Inc.	109,263	4,976,930
Steven Madden Ltd.*	89,279	3,212,258

		13,782,657

Thrifts & Mortgage Finance — 1.9%
Brookline Bancorp, Inc.	123,652	1,164,802
Dime Community Bancshares, Inc.	79,701	1,353,323
Home Loan Servicing Solutions Ltd.	146,058	3,154,853
Oritani Financial Corp.	108,460	1,714,753
Provident Financial Services, Inc.	164,580	3,023,335
Radian Group, Inc.	331,272	4,979,018
WSFS Financial Corp.	24,763	1,768,821

		17,158,905

Trading Companies & Distributors — 1.5%
Applied Industrial Technologies, Inc.	89,890	4,336,294
Kaman Corp.	126,436	5,143,416
WESCO International, Inc.*(a)	48,439	4,031,094

		13,510,804

TOTAL COMMON STOCKS (cost $686,594,678)		869,948,669

EXCHANGE TRADED FUND — 0.8%
iShares Russell 2000 Value Index Fund (cost $6,381,790)	69,128	6,970,868

TOTAL LONG-TERM INVESTMENTS (cost $692,976,468)		876,919,537

SHORT-TERM INVESTMENT — 8.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $78,529,705; includes $58,122,703 of cash collateral for securities on loan)(b)(w)	78,529,705	78,529,705

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Value

TOTAL INVESTMENTS — 106.3% (cost $771,506,173)	$955,449,242
Liabilities in excess of other assets — (6.3)%	(56,726,284)

NET ASSETS — 100.0%	$898,722,958

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $57,626,638; cash collateral of $58,122,703 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.
Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$24,420,523	$—	$—
Air Freight & Logistics	4,320,000	—	—
Auto Components	8,416,815	—	—
Banks	134,121,716	—	—
Biotechnology	11,811,254	—	—
Building Products	4,967,415	—	—
Capital Markets	22,966,806	—	—
Chemicals	35,237,094	—	—
Commercial Services & Supplies	17,852,528	—	—
Communications Equipment	7,613,711	—	—
Construction & Engineering	11,672,443	—	—
Consumer Finance	2,505,844	—	—
Containers & Packaging	3,740,252	—	—
Diversified Financial Services	2,313,962	—	—
Diversified Telecommunication Services	5,432,909	—	—
Electric Utilities	34,976,466	—	—
Electrical Equipment	2,841,381	—	—
Electronic Equipment, Instruments & Components	21,458,114	—	—
Energy Equipment & Services	21,610,164	—	—
Food & Staples Retailing	4,434,058	—	—
Food Products	5,843,195	—	—
Gas Utilities	9,801,875	—	—
Health Care Equipment & Supplies	10,906,976	—	—
Health Care Providers & Services	12,880,594	—	—
Health Care Technology	10,272,450	—	—
Hotels, Restaurants & Leisure	19,227,259	—	—
Household Durables	8,891,009	—	—
Household Products	7,828,054	—	—
Industrial Conglomerates	6,878,223	—	—
Insurance	37,368,437	—	—
Internet & Catalog Retail	5,435,609	—	—
Internet Software & Services	1,743,000	—	—
IT Services	8,619,507	—	—

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Level 1	Level 2	Level 3
Leisure Products	$5,830,866	$—	$—
Life Sciences Tools & Services	107,333	—	—
Machinery	28,245,345	—	—
Media	4,513,625	—	—
Metals & Mining	19,316,367	—	—
Multi-Utilities	6,839,629	—	—
Oil, Gas & Consumable Fuels	39,475,058	—	—
Paper & Forest Products	7,715,652	—	—
Pharmaceuticals	3,698,452	—	—
Professional Services	2,927,521	—	—
Real Estate Investment Trusts (REITs)	96,829,169	—	—
Real Estate Management & Development	6,327,831	—	—
Road & Rail	1,066,727	—	—
Semiconductors & Semiconductor Equipment	36,510,036	—	—
Software	18,546,822	—	—
Specialty Retail	15,434,565	—	—
Technology Hardware, Storage & Peripherals	3,701,662	—	—
Textiles, Apparel & Luxury Goods	13,782,657	—	—
Thrifts & Mortgage Finance	17,158,905	—	—
Trading Companies & Distributors	13,510,804	—	—
Exchange Traded Fund	6,970,868	—	—
Affiliated Money Market Mutual Fund	78,529,705	—	—

Total	$955,449,242	$—	$—

AST HERNDON LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 97.3%
COMMON STOCKS
Aerospace & Defense — 4.9%
Lockheed Martin Corp.	157,448	$25,701,812
Rockwell Collins, Inc.	213,567	17,014,883

		42,716,695

Air Freight & Logistics — 1.9%
United Parcel Service, Inc. (Class B Stock)	169,979	16,552,555

Biotechnology — 0.6%
United Therapeutics Corp.*(a)	54,361	5,111,565

Capital Markets — 5.0%
Eaton Vance Corp.(a)	425,431	16,234,447
Waddell & Reed Financial, Inc. (Class A Stock)	368,878	27,156,798

		43,391,245

Chemicals — 6.6%
CF Industries Holdings, Inc.	69,405	18,089,719
LyondellBasell Industries NV (Class A Stock)	220,027	19,569,201
NewMarket Corp.	50,447	19,713,679

		57,372,599

Consumer Finance — 4.5%
Discover Financial Services	389,764	22,680,367
SLM Corp.	679,277	16,628,701

		39,309,068

Diversified Financial Services — 5.1%
CBOE Holdings, Inc.	469,453	26,571,040
McGraw Hill Financial, Inc.	234,887	17,921,878

		44,492,918

Food Products — 2.2%
Campbell Soup Co.(a)	347,992	15,617,881
Kellogg Co.	48,261	3,026,447

		18,644,328

Health Care Equipment & Supplies — 1.9%
Baxter International, Inc.	222,676	16,384,500

Hotels, Restaurants & Leisure — 1.9%
Yum! Brands, Inc.	220,106	16,593,791

Household Products — 1.4%
Colgate-Palmolive Co.	192,151	12,464,835

Independent Power and Renewable Electricity Producers — 1.0%
AES Corp. (The)	578,060	8,254,697

Insurance — 2.8%
Aflac, Inc.	385,587	24,307,404

IT Services — 5.8%
International Business Machines Corp.	110,213	21,214,900
NeuStar, Inc. (Class A Stock)*(a)	254,809	8,283,841
Western Union Co. (The)(a)	1,247,230	20,404,683

		49,903,424

Machinery — 2.7%
Caterpillar, Inc.	22,813	2,266,928
Joy Global, Inc.(a)	362,773	21,040,834

		23,307,762

Metals & Mining — 0.4%
Southern Copper Corp.	115,355	3,357,984

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels — 23.2%
Apache Corp.	195,043	$16,178,817
Chevron Corp.	192,102	22,842,849
ConocoPhillips	128,656	9,050,950
Continental Resources, Inc.*(a)	148,772	18,487,896
Exxon Mobil Corp.	186,688	18,235,684
Hollyfrontier Corp.	385,587	18,346,229
Marathon Petroleum Corp.	283,085	24,639,718
Murphy Oil Corp.	255,451	16,057,650
Oasis Petroleum, Inc.*(a)	374,510	15,628,302
SM Energy Co.	310,550	22,139,110
Ultra Petroleum Corp.*(a)	710,766	19,112,498

		200,719,703

Pharmaceuticals — 2.6%
Mylan, Inc.*	456,921	22,311,452

Real Estate Investment Trusts (REITs) — 4.2%
American Capital Agency Corp.	880,751	18,927,339
Apartment Investment & Management Co. (Class A Stock)	588,985	17,799,127

		36,726,466

Software — 2.4%
Microsoft Corp.	517,651	21,218,515

Specialty Retail — 4.9%
Ross Stores, Inc.	230,173	16,468,878
TJX Cos., Inc. (The)	433,786	26,309,121

		42,777,999

Technology Hardware, Storage & Peripherals — 5.6%
Apple, Inc.	44,021	23,627,832
Western Digital Corp.	270,232	24,812,702

		48,440,534

Textiles, Apparel & Luxury Goods — 1.6%
Coach, Inc.	278,908	13,850,571

Tobacco — 4.1%
Altria Group, Inc.	521,828	19,532,022
Philip Morris International, Inc.	190,865	15,626,118

		35,158,140

TOTAL LONG-TERM INVESTMENTS (cost $764,537,632)		843,368,750

SHORT-TERM INVESTMENT — 14.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $121,174,981; includes $100,410,316 of cash collateral for securities on loan)(b)(w)	121,174,981	121,174,981

TOTAL INVESTMENTS — 111.3% (cost $885,712,613)		964,543,731
Liabilities in excess of other assets — (11.3)%		(97,971,884)

NET ASSETS — 100.0%		$866,571,847

AST HERNDON LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $97,915,425; cash collateral of $100,410,316 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$42,716,695	$—	$—
Air Freight & Logistics	16,552,555	—	—
Biotechnology	5,111,565	—	—
Capital Markets	43,391,245	—	—
Chemicals	57,372,599	—	—
Consumer Finance	39,309,068	—	—
Diversified Financial Services	44,492,918	—	—
Food Products	18,644,328	—	—
Health Care Equipment & Supplies	16,384,500	—	—
Hotels, Restaurants & Leisure	16,593,791	—	—
Household Products	12,464,835	—	—
Independent Power and Renewable Electricity Producers	8,254,697	—	—
Insurance	24,307,404	—	—
IT Services	49,903,424	—	—
Machinery	23,307,762	—	—
Metals & Mining	3,357,984	—	—
Oil, Gas & Consumable Fuels	200,719,703	—	—
Pharmaceuticals	22,311,452	—	—
Real Estate Investment Trusts (REITs)	36,726,466	—	—
Software	21,218,515	—	—
Specialty Retail	42,777,999	—	—
Technology Hardware, Storage & Peripherals	48,440,534	—	—
Textiles, Apparel & Luxury Goods	13,850,571	—	—
Tobacco	35,158,140	—	—
Affiliated Money Market Mutual Fund	121,174,981	—	—

Total	$964,543,731	$—	$—

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 94.9%
BANK LOANS(c) — 3.8%

Airlines — 0.1%
Delta Airlines, Inc., 2014 Term Loan B-1	3.500%	10/18/18	1,980	$1,979,069

Automotive — 0.1%
Chrysler, Tranche Term Loan B	3.250%	12/31/18	1,290	1,283,089

Building Materials & Construction
Quikrete Holdings, Inc., Initial Loan (Second Lien)	7.000%	03/26/21	108	110,125

Chemicals — 0.1%
Arizona Chemical U.S., Inc., Term Loan	5.250%	12/22/17	305	307,375
Dupont Performance (Axalta), Refinanced Term Loan B	4.000%	02/01/20	733	733,096
OCI Beaumont LLC, Term Loan B-2	6.250%	08/20/19	162	164,002
Tronox Finance LLC, New Term Loan	4.500%	03/19/20	247	248,400

				1,452,873

Consumer Products — 0.1%
Serta Simmons Holdings LLC, Term Loan B	4.250%	10/01/19	891	893,934

Consumer Services
Realogy Corp., Extended Synthetic Commitment Term Loan	4.406%	10/10/16	72	72,031
Sourcehov LLC, Term Loan (Second Lien)	8.750%	04/30/19	300	306,750
St. George’s University Scholastic Services LLC, Term Loan	8.500%	12/20/17	183	183,999

				562,780

Electric — 0.3%
Texas Competitive Electric Holdings Co. LLC, 2014 Term Loan (Non-Extending)	3.737%	10/10/14	2,750	1,965,242
Texas Competitive Electric Holdings Co. LLC, 2017 Term Loan (Extending)	4.737%	10/10/17	2,750	1,979,843

				3,945,085

Entertainment
Intrawest Operations Group LLC, Initial Term Loan	5.500%	12/09/20	190	191,894
WMG Acquisition Corp., Tranche Refinancing Term Loan B	3.750%	07/01/20	189	187,963

				379,857

Food & Beverage — 0.3%
Dole Food Co., Tranche Term Loan B	4.500%	11/01/18	895	898,557
Pinnacle Foods Finance LLC, Tranche Term Loan G	3.250%	04/29/20	3,212	3,194,964

				4,093,521

Gaming — 0.3%
American Casino & Entertainment, Repriced Term Loan (First Lien)	4.500%	07/03/19	471	476,152
Caesars Entertainment Operating Co., Inc., Term Loan B-6	5.489%	01/28/18	900	847,563
CCM Merger, Inc., Term Loan	5.000%	03/01/17	451	452,067

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS(c) (Continued)

Gaming (cont’d.)
Graton Economic Development Authority, Closing Date Term Loan B	9.000%	08/22/18	375	$392,501
Mohegan Tribal Gaming Authority, Term Loan B	5.500%	06/15/18	299	305,049
ROC Finance LLC, Funded Term Loan B	5.000%	06/20/19	632	616,820
Shingle Springs Tribal Gaming Authority, Term Facility	6.250%	08/29/19	493	502,350
Station Casinos LLC, Term Loan B	4.250%	03/02/20	392	392,750

				3,985,252

Healthcare & Pharmaceutical — 0.1%
Catalent Pharma Solutions, Inc., Term Loan	6.500%	12/31/17	757	764,714
inVentiv Health, Inc., Consolidated Term Loan	7.500%	08/04/16	275	275,016

				1,039,730

Independent Energy — 0.2%
Fieldwood Energy LLC, Closing Date Loan (Second Lien)	8.375%	09/30/20	1,255	1,305,464
NFR Energy LLC, Term Loan (Second Lien)	8.750%	12/31/18	667	674,587
Rice Drilling B LLC, Term Loan (Second Lien)	8.500%	10/25/18	235	239,240
Vantage Energy, Loan (Second Lien)	8.500%	12/20/18	354	355,326
WildHorse Resources LLC, Term Loan (Second Lien)	7.500%	12/13/18	557	565,500

				3,140,117

Lodging
Hilton Worldwide Finance LLC, Initial Term Loan .	3.750%	10/26/20	382	382,021

Media — 0.1%
Radio One, Inc., Term Loan	7.500%	03/31/16	1,220	1,249,194

Media – Non Cable — 0.6%
Clear Channel Communications, Inc., Tranche Term Loan B	3.802%	01/29/16	1,770	1,747,782
Clear Channel Communications, Inc., Tranche Term Loan D	6.902%	01/30/19	2,163	2,116,725
Clear Channel Communications, Inc., Tranche Term Loan E	7.652%	07/30/19	1,597	1,594,271
Entercom Radio LLC, Term Loan B-2	4.000%	11/23/18	238	239,227
Hubbard Radio LLC, Tranche 1 Term Loan	4.500%	04/29/19	383	383,986
Mcgraw Hill Education, Term Loan Refinancing B	5.750%	03/22/19	326	328,165
MTL Publishing LLC, Term Loan B	3.750%	06/29/18	283	282,990
NEP/NCP Holdco, Inc., Term Loan (Second Lien)	9.500%	07/22/20	156	159,885
R.H. Donnelley, Inc., Loan	9.750%	10/24/14	689	435,666
Univision Communications, Inc., 2013 Incremental Term Loan	4.000%	03/01/20	327	326,060
Univision Communications, Inc., Replacement First-Lien Term Loan	4.000%	03/01/20	1,182	1,183,495
Vertis, Inc., Term Loan(i)	12.000%	12/21/15	1,758	26,364

				8,824,616

Metals & Mining — 0.1%
Arch Coal, Inc., Term Loan	6.250%	05/16/18	865	852,191

Oil & Field Services — 0.1%
Shelf Drilling Holdings Ltd., Term Loan	10.000%	10/08/18	370	377,863

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS(c) (Continued)

Oil & Field Services (cont’d.)
Stallion Oilfield, Loan	8.000%	06/19/18	396	$404,563

				782,426

Other Financial Institutions
Ascensus, Inc., Initial Term Loan	9.000%	12/02/20	120	123,000

Other Industrials
WTG Holdings III Corp., Term Loan (Second Lien)	8.500%	01/15/22	700	703,500

Packaging
Reynolds Group Holdings, Incremental U.S. Term Loan	4.000%	12/01/18	659	660,303

Refining
Alon USA Partners LP, Tranche Term Loan B	9.250%	11/26/18	203	209,583

Retailers — 0.4%
Gymboree Corp. (The), Term Loan 2011	5.000%	02/23/18	2,122	1,904,938
J.C. Penney Co., Inc., Loan	6.000%	05/22/18	1,737	1,726,749
J.Crew, Initial Loan	4.000%	03/05/21	368	367,025
Rite Aid Corp., Tranche 1 Term Loan (Second Lien)	5.750%	08/21/20	185	188,817
Rite Aid Corp., Tranche 2 Term Loan	4.875%	06/21/21	1,417	1,436,146
Sears Roebuck Acceptance Corp., Term Loan	5.500%	06/30/18	913	916,592

				6,540,267

Software
BMC Software Finance, Inc., Initial US Term Loan	5.000%	09/10/20	158	158,305

Supermarkets — 0.1%
SUPERVALU, Inc., New Term Loan	4.500%	03/21/19	2,341	2,342,758

Technology — 0.7%
Alcatel-Lucent USA, Inc., Term Loan C	4.500%	01/30/19	616	618,800
Attachmate Corp., Term Loan (First Lien)	7.250%	11/22/17	412	414,584
Avaya, Inc., Term Loan B-3	4.734%	10/26/17	961	937,923
Avaya, Inc., Term Loan B-6	6.500%	03/31/18	493	493,302
CDW Corp., Term Loan	3.250%	04/29/20	767	759,579
Ceridian Corp., 2013 New Replacement US Term Loan	4.404%	05/09/17	232	232,408
Dell, Inc., Term B Loan	4.500%	04/29/20	1,247	1,237,785
First Data Corp., 2018 New Term Loan B	4.154%	09/24/18	724	724,615
Freescale Semiconductor, Inc., Tranche Term Loan B-4	4.250%	02/28/20	494	495,994
Go Daddy Operating Co. LLC, Tranche Term Loan B-3	4.000%	12/16/18	975	976,962
Kronos, Inc., Term Loan	9.750%	04/30/20	2,994	3,094,162
RP Crown Parent LLC, New Term Loan (First Lien)	6.000%	12/21/18	848	844,431
Syniverse Holdings, Inc., Tranche Term Loan B	4.000%	04/23/19	915	915,613

				11,746,158

Transportation Services — 0.1%
Ceva Group PLC, Term Loan	6.000%	03/30/21	180	179,175
Navios Maritime Partners LP, Term Loan	5.250%	06/27/18	551	559,995

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS(c) (Continued)

Transportation Services (cont’d.)
Ozburn-Hessey Holding Co. LLC, Term Loan	6.750%	05/22/19	199	$199,244

				938,414

Wireless
Altice Financing SA, Term Loan	5.500%	07/02/19	524	533,941
Xo Communications, Term Loan	4.250%	03/25/21	207	208,462

				742,403

Wirelines
Cincinnati Bell, Inc., Tranche Term Loan B	4.000%	09/10/20	129	129,269
Integra Telecom Holdings, Inc., Replacement Term Loan	5.250%	02/22/19	182	182,693
Zayo Group LLC, Term Loan	4.000%	07/02/19	199	199,543

				511,505

TOTAL BANK LOANS (cost $61,877,881)				59,632,076

CORPORATE BONDS — 90.3%

Aerospace/Defense — 1.5%
Alliant Techsystems, Inc., Gtd. Notes(a)	6.875%	09/15/20	4,000	4,350,000
Alliant Techsystems, Inc., Gtd. Notes, 144A	5.250%	10/01/21	1,487	1,527,892
B/E Aerospace, Inc., Sr. Unsec’d. Notes	6.875%	10/01/20	1,441	1,581,497
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes	6.000%	10/15/22	217	217,000
Bombardier, Inc. (Canada), Sr. Notes, 144A (original cost $850,000; purchased 01/09/13)(a)(f)	6.125%	01/15/23	850	858,500
Bombardier, Inc. (Canada), Sr. Notes, 144A	6.125%	01/15/23	618	624,180
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.500%	03/15/18	43	48,483
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	4.750%	04/15/19	3,285	3,285,000
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(a)	5.750%	03/15/22	1,325	1,338,250
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(a)	7.750%	03/15/20	147	164,640
Esterline Technologies Corp., Gtd. Notes	7.000%	08/01/20	1,000	1,082,500
Sequa Corp., Gtd. Notes, 144A (original cost $2,691,844; purchased 12/10/12 - 12/17/13)(f)(g)	7.000%	12/15/17	2,675	2,708,437
Spirit AeroSystems, Inc., Gtd. Notes, 144A	5.250%	03/15/22	734	737,670
TransDigm, Inc., Gtd. Notes(a)	7.500%	07/15/21	1,550	1,716,625
TransDigm, Inc., Gtd. Notes(a)	7.750%	12/15/18	3,225	3,458,813

				23,699,487

Airlines — 0.4%
Continental Airlines 2003-ERJ1 Pass-Through Trust, Pass-Through Certificates	7.875%	01/02/20	921	1,008,689
Continental Airlines 2004-ERJ1 Pass-Through Trust, Pass-Through Certificates	9.558%	03/01/21	325	367,777
Continental Airlines 2005-ERJ1 Pass-Through Trust, Pass-Through Certificates	9.798%	10/01/22	1,701	1,956,439

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Airlines (cont’d.)
Continental Airlines 2012-3 Class C Pass-Through Certificates, Pass-Through Certificates	6.125%	04/29/18	692	$729,195
Delta Air Lines 2012-1 Class B Pass-Through Trust, Pass-Through Certificates, 144A	6.875%	05/07/19	578	632,504
UAL 2009-2A Pass-Through Trust, Pass-Through Certificates	9.750%	07/15/18	661	760,233
US Airways 2012-2 Class B Pass-Through Trust, Pass-Through Certificates	6.750%	12/03/23	523	564,786
US Airways 2013-1 Class B Pass-Through Trust, Pass-Through Certificates	5.375%	05/15/23	120	121,500

				6,141,123

Automotive — 2.6%
Allison Transmission, Inc., Gtd. Notes, 144A	7.125%	05/15/19	2,000	2,152,500
American Axle & Manufacturing, Inc., Gtd. Notes(a)	6.250%	03/15/21	1,575	1,677,375
American Axle & Manufacturing, Inc., Gtd. Notes(a)	6.625%	10/15/22	1,125	1,219,219
Chrysler Group LLC/CG Co-Issuer, Inc., Sec’d. Notes(a)	8.000%	06/15/19	3,346	3,663,870
Chrysler Group LLC/CG Co-Issuer, Inc., Sec’d. Notes(a)	8.250%	06/15/21	5,537	6,263,731
Chrysler Group LLC/CG Co-Issuer, Inc., Sec’d. Notes, 144A	8.000%	06/15/19	4,802	5,258,190
Chrysler Group LLC/CG Co-Issuer, Inc., Sec’d. Notes, 144A	8.250%	06/15/21	2,423	2,741,019
Dana Holding Corp., Sr. Unsec’d. Notes	5.375%	09/15/21	350	364,000
Dana Holding Corp., Sr. Unsec’d. Notes(a)	6.750%	02/15/21	1,050	1,141,875
General Motors Co., Sr. Unsec’d. Notes, 144A	3.500%	10/02/18	325	331,094
General Motors Co., Sr. Unsec’d. Notes, 144A	4.875%	10/02/23	2,125	2,178,125
General Motors Financial Co., Inc., Gtd. Notes	2.750%	05/15/16	189	191,476
General Motors Financial Co., Inc., Gtd. Notes	3.250%	05/15/18	463	467,051
General Motors Financial Co., Inc., Gtd. Notes(a)	4.750%	08/15/17	575	614,531
Goodyear Tire & Rubber Co. (The), Gtd. Notes(a)	7.000%	05/15/22	2,063	2,289,930
J.B. Poindexter & Co., Inc., Sr. Unsec’d. Notes, 144A	9.000%	04/01/22	1,127	1,205,890
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	4.125%	12/15/18	1,023	1,047,296
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	5.625%	02/01/23	400	417,000
Lear Corp., Gtd. Notes	8.125%	03/15/20	608	664,240
Meritor, Inc., Gtd. Notes	6.250%	02/15/24	725	726,813
Meritor, Inc., Gtd. Notes(a)	6.750%	06/15/21	900	951,750
Pittsburgh Glass Works LLC, Sr. Sec’d. Notes, 144A	8.000%	11/15/18	600	652,500
Schaeffler Finance BV (Germany), Sr. Sec’d. Notes, 144A(a)	4.750%	05/15/21	1,775	1,814,937
Stackpole International Intermediate/Stackpole International Powder (Canada), Sr. Sec’d. Notes, 144A(a)	7.750%	10/15/21	841	900,921
Titan International, Inc., Sr. Sec’d. Notes, 144A	6.875%	10/01/20	1,650	1,749,000

				40,684,333

Banking — 1.9%
Ally Financial, Inc., Gtd. Notes	5.500%	02/15/17	475	515,375

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banking (cont’d.)
Ally Financial, Inc., Gtd. Notes	6.250%		12/01/17	725	$809,281
Ally Financial, Inc., Gtd. Notes(a)	7.500%		09/15/20	3,180	3,780,225
Ally Financial, Inc., Gtd. Notes	8.000%		03/15/20	5,550	6,687,750
Ally Financial, Inc., Gtd. Notes	8.000%		11/01/31	1,530	1,885,725
AmSouth Bancorp, Sub. Notes	6.750%		11/01/25	955	1,032,819
Bank of America Corp., Series K, Jr. Sub. Notes	8.000%	(c)	07/29/49	2,671	3,024,907
Bank of America Corp., Series U, Jr. Sub. Notes	5.200%	(c)	12/31/49	900	846,000
Barclays Bank PLC (United Kingdom), Sub. Notes(a)	7.625%		11/21/22	560	617,400
Citigroup, Inc., Jr. Sub. Notes(a)	5.950%	(c)	12/31/49	1,546	1,511,215
Citigroup, Inc., Series D, Jr. Sub. Notes	5.350%	(c)	12/31/49	900	834,750
JPMorgan Chase & Co., Jr. Sub. Notes	5.150%	(c)	12/31/49	925	867,187
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes(a)	6.100%		06/10/23	1,470	1,525,888
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes(a)	6.125%		12/15/22	2,375	2,487,283
Royal Bank of Scotland PLC (The) (United Kingdom), Sub. Notes	9.500%	(c)	03/16/22	495	580,387
Wachovia Capital Trust III, Ltd. Gtd. Notes(a)	5.570%	(c)	03/29/49	1,600	1,538,000
Wells Fargo & Co., Series K, Jr. Sub. Notes(a)	7.980%	(c)	03/29/49	810	920,363

					29,464,555

Brokerage — 0.2%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp., Gtd. Notes, 144A	7.750%		02/15/18	325	347,750
E*TRADE Financial Corp., Sr. Unsec’d. Notes	6.375%		11/15/19	865	940,687
Jefferies Finance LLC/JFIN Co-Issuer Corp., Sr. Unsec’d. Notes, 144A	6.875%		04/15/22	315	317,363
Jefferies Finance LLC/JFIN Co-Issuer Corp., Sr. Unsec’d. Notes, 144A	7.375%		04/01/20	249	261,450
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., Sr. Unsec’d. Notes, 144A	5.625%		03/15/20	575	603,750
Oppenheimer Holdings, Inc., Sr. Sec’d. Notes	8.750%		04/15/18	310	330,150

					2,801,150

Building Materials & Construction — 2.1%
Boise Cascade Co., Gtd. Notes	6.375%		11/01/20	703	753,967
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A(a)	6.500%		12/15/20	872	928,680
Building Materials Corp. of America, Sr. Notes, 144A (original cost $944,063; purchased 09/27/10)(f)(g)	6.875%		08/15/18	950	997,500
Building Materials Corp. of America, Sr. Sec’d. Notes, 144A (original cost $2,524,750; purchased 02/02/10 - 04/27/11)(f)(g)	7.000%		02/15/20	2,500	2,681,250
Cemex Espana Luxembourg (Mexico), Sr. Sec’d. Notes, 144A	9.250%		05/12/20	1,500	1,646,250
Cemex Espana Luxembourg (Mexico), Sr. Sec’d. Notes, 144A	9.875%		04/30/19	2,150	2,494,000
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	9.375%		10/12/22	1,565	1,836,919
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	6.000%		04/01/24	368	368,920
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	5.875%		03/25/19	665	689,106
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	6.500%		12/10/19	1,000	1,063,750

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Building Materials & Construction (cont’d.)
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A(a)	7.250%	01/15/21	1,363	$1,489,078
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A(a)	9.000%	01/11/18	1,400	1,522,500
CPG Merger Sub LLC, Gtd. Notes, 144A	8.000%	10/01/21	150	161,250
HD Supply, Inc., Gtd. Notes(a)	7.500%	07/15/20	1,610	1,756,913
HD Supply, Inc., Sr. Sec’d. Notes	8.125%	04/15/19	1,035	1,154,025
Headwaters, Inc., Gtd. Notes, 144A	7.250%	01/15/19	388	404,490
K Hovnanian Enterprises, Inc., Gtd. Notes	11.875%	10/15/15	605	689,700
K Hovnanian Enterprises, Inc., Gtd. Notes, 144A	7.000%	01/15/19	124	127,100
K Hovnanian Enterprises, Inc., Sec’d. Notes, 144A	9.125%	11/15/20	540	606,150
KB Home, Gtd. Notes	4.750%	05/15/19	417	420,127
Lafarge SA (France), Sr. Unsec’d. Notes	7.125%	07/15/36	600	642,000
Lennar Corp., Gtd. Notes	4.500%	06/15/19	143	145,503
Lennar Corp., Gtd. Notes	6.950%	06/01/18	475	536,750
Lennar Corp., Series B, Gtd. Notes	12.250%	06/01/17	625	803,125
M/I Homes, Inc., Gtd. Notes	8.625%	11/15/18	858	925,567
Masco Corp., Sr. Unsec’d. Notes	5.850%	03/15/17	25	27,500
Masco Corp., Sr. Unsec’d. Notes	5.950%	03/15/22	870	943,950
Masco Corp., Sr. Unsec’d. Notes	7.125%	03/15/20	51	58,905
Masonite International Corp. (Canada), Gtd. Notes, 144A(a)	8.250%	04/15/21	1,385	1,528,694
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.500%	11/15/20	315	318,938
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.875%	11/15/20	570	518,182
Meritage Homes Corp., Gtd. Notes	7.000%	04/01/22	311	342,877
Nortek, Inc., Gtd. Notes	8.500%	04/15/21	555	620,213
Roofing Supply Group LLC/Roofing Supply Finance, Inc., Gtd. Notes, 144A	10.000%	06/01/20	37	41,347
Standard Pacific Corp., Gtd. Notes	10.750%	09/15/16	66	79,200
US Concrete, Inc., Sr. Sec’d. Notes, 144A	8.500%	12/01/18	275	298,375
USG Corp., Gtd. Notes, 144A	5.875%	11/01/21	211	224,715
USG Corp., Gtd. Notes, 144A	7.875%	03/30/20	21	23,467
Vulcan Materials Co., Sr. Unsec’d. Notes	7.000%	06/15/18	50	57,650
Vulcan Materials Co., Sr. Unsec’d. Notes(a)	7.500%	06/15/21	2,603	3,065,033

				32,993,666

Chemicals — 3.1%
Ashland, Inc., Gtd. Notes	4.750%	08/15/22	850	834,063
Ashland, Inc., Sr. Unsec’d. Notes	3.000%	03/15/16	578	589,560
Ashland, Inc., Sr. Unsec’d. Notes(a)	3.875%	04/15/18	712	735,140
Axiall Corp., Gtd. Notes, 144A(a)	4.875%	05/15/23	1,389	1,362,956
Basell Finance Co. BV (Netherlands), Gtd. Notes, 144A(a)	8.100%	03/15/27	435	567,569
Celanese US Holdings LLC, Gtd. Notes	4.625%	11/15/22	1,050	1,034,250
Chemtura Corp., Gtd. Notes(a)	5.750%	07/15/21	2,825	2,930,937
Eagle Spinco, Inc., Gtd. Notes, 144A(a)	4.625%	02/15/21	1,386	1,370,407
Hexion US Finance Corp., Sr. Sec’d. Notes(a)	6.625%	04/15/20	1,275	1,319,625
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, Sec’d. Notes(a)	9.000%	11/15/20	5,930	5,870,700
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, Sr. Sec’d. Notes	8.875%	02/01/18	400	416,000
Huntsman International LLC, Gtd. Notes(a)	4.875%	11/15/20	1,000	1,006,250

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)
INEOS Group Holdings SA (Luxembourg), Gtd. Notes, 144A (original cost $1,580,250; purchased 02/11/14)(f)(g)	5.875%	02/15/19	1,575	$1,608,469
INEOS Group Holdings SA (Luxembourg), Gtd. Notes, 144A	6.125%	08/15/18	374	388,025
INEOS Group Holdings SA (Luxembourg), Gtd. Notes, 144A	5.875%	02/15/19	239	244,079
JM Huber Corp., Sr. Notes, 144A	9.875%	11/01/19	435	500,250
Koppers, Inc., Gtd. Notes	7.875%	12/01/19	1,960	2,102,100
LSB Industries, Inc., Sr. Sec’d. Notes, 144A(a)	7.750%	08/01/19	251	269,197
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%	11/15/21	200	234,270
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A(a)	5.250%	08/01/23	2,260	2,418,200
Nufarm Australia Ltd. (Australia), Gtd. Notes, 144A	6.375%	10/15/19	585	605,475
OMNOVA Solutions, Inc., Gtd. Notes	7.875%	11/01/18	285	304,237
Orion Engineered Carbons Finance & Co. SCA (Luxembourg), Gtd. Notes, PIK, 144A(a)	9.250%	08/01/19	1,925	2,002,000
PetroLogistics LP/PetroLogistics Finance Corp., Gtd. Notes	6.250%	04/01/20	2,237	2,242,593
PolyOne Corp., Sr. Unsec’d. Notes(a)	5.250%	03/15/23	1,267	1,273,335
PolyOne Corp., Sr. Unsec’d. Notes	7.375%	09/15/20	984	1,077,480
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., Sec’d. Notes, 144A	6.500%	04/15/21	1,900	1,862,000
Rockwood Specialties Group, Inc., Gtd. Notes	4.625%	10/15/20	900	929,250
Taminco Global Chemical Corp. (Belgium), Sec’d. Notes, 144A	9.750%	03/31/20	3,725	4,199,937
TPC Group, Inc., Sr. Sec’d. Notes, 144A	8.750%	12/15/20	2,850	3,124,313
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. (Luxembourg), Sr. Sec’d. Notes(a)	8.750%	02/01/19	885	950,269
Tronox Finance LLC, Gtd. Notes(a)	6.375%	08/15/20	2,688	2,761,920
US Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B BV (Netherlands), Gtd. Notes, 144A(a)	7.375%	05/01/21	1,425	1,549,687

				48,684,543

Construction Machinery — 2.2%
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	6.500%	07/15/22	353	383,887
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A (original cost $2,848,000; purchased 06/29/12 - 12/11/13)(f)	6.500%	07/15/22	2,800	3,045,000
BlueLine Rental Finance Corp., Sec’d. Notes, 144A (original cost $1,025,500; purchased 01/16/14 - 02/12/14)(f)(g)	7.000%	02/01/19	1,000	1,057,500
BlueLine Rental Finance Corp., Sec’d. Notes, 144A	7.000%	02/01/19	600	634,500
Case New Holland, Inc., Gtd. Notes	7.875%	12/01/17	1,825	2,139,813
Columbus Mckinnon Corp., Gtd. Notes	7.875%	02/01/19	620	668,050
H&E Equipment Services, Inc., Gtd. Notes	7.000%	09/01/22	3,325	3,657,500
Jurassic Holdings III, Inc., Sec’d. Notes, 144A	6.875%	02/15/21	1,877	1,933,310
NES Rentals Holdings, Inc., Sec’d. Notes, 144A (original cost $550,000; purchased 04/12/13)(f)(g)	7.875%	05/01/18	550	588,500
Terex Corp., Gtd. Notes(a)	6.000%	05/15/21	2,800	2,996,000
Terex Corp., Gtd. Notes(a)	6.500%	04/01/20	875	951,563
United Rentals North America, Inc., Gtd. Notes(a)	5.750%	11/15/24	3,200	3,224,000

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Construction Machinery (cont’d.)
United Rentals North America, Inc., Gtd. Notes	6.125%	06/15/23	799	$846,940
United Rentals North America, Inc., Gtd. Notes	7.375%	05/15/20	1,585	1,749,444
United Rentals North America, Inc., Gtd. Notes	7.625%	04/15/22	3,730	4,182,263
United Rentals North America, Inc., Gtd. Notes(a)	8.375%	09/15/20	2,325	2,574,938
United Rentals North America, Inc., Gtd. Notes	9.250%	12/15/19	1,250	1,381,875
United Rentals North America, Inc., Sr. Unsec’d. Notes	8.250%	02/01/21	1,425	1,594,219
Vander Intermediate Holding II Corp., Sr. Unsec’d. Notes, PIK, 144A	9.750%	02/01/19	600	633,000

				34,242,302

Consumer Cyclical – Services — 0.7%
ADT Corp/The, Sr. Unsec’d. Notes	4.125%	04/15/19	250	248,048
Carlson Wagonlit BV (Netherlands), Sr. Sec’d. Notes, 144A	6.875%	06/15/19	1,900	2,028,250
QVC, Inc., Sr. Sec’d. Notes, 144A	7.375%	10/15/20	1,500	1,617,619
QVC, Inc., Sr. Sec’d. Notes, 144A	7.500%	10/01/19	760	808,677
Service Corp. International, Sr. Unsec’d. Notes	4.500%	11/15/20	950	926,250
Service Corp. International, Sr. Unsec’d. Notes	7.000%	05/15/19	3,000	3,176,250
Service Corp. International, Sr. Unsec’d. Notes, 144A	5.375%	01/15/22	300	303,750
Stewart Enterprises, Inc., Gtd. Notes(a)	6.500%	04/15/19	1,575	1,655,325

				10,764,169

Consumer Products — 0.4%
First Quality Finance Co., Inc., Sr. Unsec’d. Notes, 144A(a)	4.625%	05/15/21	1,025	996,813
Jarden Corp., Gtd. Notes	7.500%	05/01/17	500	575,625
Prestige Brands, Inc., Gtd. Notes	8.125%	02/01/20	150	168,187
Prestige Brands, Inc., Sr. Unsec’d. Notes, 144A(a)	5.375%	12/15/21	415	424,856
Radio Systems Corp., Sec’d. Notes, 144A	8.375%	11/01/19	835	924,763
Revlon Consumer Products Corp., Gtd. Notes	5.750%	02/15/21	563	565,815
Serta Simmons Holdings LLC, Sr. Unsec’d. Notes, 144A(a)	8.125%	10/01/20	464	509,820
Spectrum Brands, Inc., Gtd. Notes	6.625%	11/15/22	425	462,719
Sun Products Corp. (The), Sr. Unsec’d. Notes, 144A(a)	7.750%	03/15/21	1,875	1,593,750
Visant Corp., Gtd. Notes	10.000%	10/01/17	741	738,221

				6,960,569

Consumer Services — 0.2%
ADT Corp. (The), Sr. Unsec’d. Notes	3.500%	07/15/22	226	198,659
ADT Corp. (The), Sr. Unsec’d. Notes(a)	4.125%	06/15/23	1,235	1,105,789
ADT Corp. (The), Sr. Unsec’d. Notes, 144A(a)	6.250%	10/15/21	930	955,575
Garda World Security Corp. (Canada), Gtd. Notes, 144A	7.250%	11/15/21	910	971,425
Sabre, Inc., Sr. Sec’d. Notes, 144A	8.500%	05/15/19	335	370,175

				3,601,623

Diversified Manufacturing — 0.9%
Amsted Industries, Inc., Gtd. Notes, 144A	5.000%	03/15/22	250	251,250
Artesyn Escrow, Inc., Sr. Sec’d. Notes, 144A	9.750%	10/15/20	187	176,715
BC Mountain LLC/BC Mountain Finance, Inc., Gtd. Notes, 144A(a)	7.000%	02/01/21	687	680,130

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Diversified Manufacturing (cont’d.)
Gardner Denver, Inc., Sr. Unsec’d. Notes, 144A (original cost $1,906,563; purchased 07/22/13 - 07/23/13)(a)(f)(g)	6.875%	08/15/21	1,900		$1,957,000
Griffon Corp., Gtd. Notes, 144A	5.250%	03/01/22	3,590		3,554,100
Milacron LLC/Mcron Finance Corp., Gtd. Notes, 144A	7.750%	02/15/21	1,437		1,551,960
Rexel SA (France), Sr. Unsec’d. Notes, 144A	6.125%	12/15/19	1,375		1,447,187
SPX Corp., Gtd. Notes(a)	6.875%	09/01/17	1,000		1,135,000
Tomkins LLC/Tomkins, Inc., Sec’d. Notes	9.000%	10/01/18	252		270,585
WireCo WorldGroup, Inc., Gtd. Notes	9.500%	05/15/17	3,182		3,277,460

					14,301,387

Electric — 2.9%
AES Corp., Sr. Unsec’d. Notes(a)	5.500%	03/15/24	908		901,190
AES Corp., Sr. Unsec’d. Notes	8.000%	06/01/20	5,000		5,900,000
Calpine Corp., Sr. Sec’d. Notes, 144A(a)	6.000%	01/15/22	1,150		1,207,500
Calpine Corp., Sr. Sec’d. Notes, 144A	7.875%	07/31/20	1,279		1,406,900
Calpine Corp., Sr. Sec’d. Notes, 144A(a)	7.875%	01/15/23	4,628		5,183,360
Covanta Holding Corp., Sr. Unsec’d. Notes	5.875%	03/01/24	250		253,947
Covanta Holding Corp., Sr. Unsec’d. Notes(a)	6.375%	10/01/22	975		1,035,937
DPL, Inc., Sr. Unsec’d. Notes	7.250%	10/15/21	2,000		2,065,000
Dynegy Holdings Escrow, Notes(i)	7.125%	05/15/18	1,000		—
Dynegy Holdings Escrow, Notes(i)	7.750%	06/01/19	2,000		—
Dynegy Roseton LLC/Dynegy Danskammer LLC Escrow Bonds(i)	7.670%	11/08/16	3,800		—
Dynegy, Inc., Gtd. Notes, 144A(a)	5.875%	06/01/23	3,957		3,887,752
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., Sec’d. Notes, 144A(a) .	12.250%	03/01/22	2,250		2,655,000
Genon Energy, Inc., Sr. Unsec’d. Notes(a)	9.875%	10/15/20	1,647		1,679,940
GenOn REMA LLC, Series C, Pass-Through Certificates	9.681%	07/02/26	1,490		1,490,000
InterGen NV (Netherlands), Sr. Sec’d. Notes, 144A	7.000%	06/30/23	500		525,000
Mirant Mid Atlantic Pass-Through Trust B, Pass-Through Certificates	9.125%	06/30/17	3,488		3,732,109
NRG Energy, Inc., Gtd. Notes(a)	6.625%	03/15/23	2,857		2,964,137
NRG Energy, Inc., Gtd. Notes	7.625%	01/15/18	1,625		1,824,063
NRG Energy, Inc., Gtd. Notes	7.625%	05/15/19	522		544,837
NRG Energy, Inc., Gtd. Notes(a)	7.875%	05/15/21	5,625		6,187,500
NRG Energy, Inc., Gtd. Notes	8.250%	09/01/20	500		548,750
NRG Energy, Inc., Gtd. Notes, 144A(a)	6.250%	07/15/22	2,499		2,573,970
PPL Energy Supply LLC, Sr. Unsec’d. Notes(a)	4.600%	12/15/21	141		142,226
PPL Ironwood LLC, Sr. Sec’d. Notes (original cost $273; purchased 04/22/09)(f)(g)	8.857%	11/30/25	—	(r)	374

					46,709,492

Entertainment — 1.3%
AMC Entertainment, Inc., Gtd. Notes	9.750%	12/01/20	3,778		4,354,145
AMC Entertainment, Inc., Gtd. Notes, 144A	5.875%	02/15/22	631		642,043
Carmike Cinemas, Inc., Sec’d. Notes	7.375%	05/15/19	2,600		2,837,250
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.250%	03/15/21	350		354,375
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	9.125%	08/01/18	1,000		1,067,800
Cinemark USA, Inc., Gtd. Notes(a)	5.125%	12/15/22	2,250		2,250,000
DreamWorks Animation SKG, Inc., Gtd. Notes, 144A	6.875%	08/15/20	360		389,700

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Entertainment (cont’d.)
Guitar Center, Inc., Sr. Sec’d. Notes, 144A	6.500%	04/15/19	467	$464,081
Live Nation Entertainment, Inc., Gtd. Notes, 144A	7.000%	09/01/20	997	1,090,469
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A (original cost $1,025,000; purchased 07/30/13)(f)(g)	5.000%	08/01/18	1,025	1,063,437
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A	5.000%	08/01/18	231	239,663
Regal Entertainment Group, Sr. Unsec’d. Notes(a)	5.750%	03/15/22	365	375,950
Regal Entertainment Group, Sr. Unsec’d. Notes	5.750%	06/15/23	440	446,600
Regal Entertainment Group, Sr. Unsec’d. Notes	5.750%	02/01/25	79	77,223
Six Flags Entertainment Corp., Gtd. Notes, 144A	5.250%	01/15/21	175	176,313
Vail Resorts, Inc., Gtd. Notes	6.500%	05/01/19	850	893,563
WMG Acquisition Corp., Gtd. Notes	11.500%	10/01/18	1,500	1,704,750
WMG Acquisition Corp., Gtd. Notes, 144A	6.750%	04/15/22	1,410	1,418,813
WMG Acquisition Corp., Sr. Sec’d. Notes, 144A	5.625%	04/15/22	110	111,650
WMG Acquisition Corp., Sr. Sec’d. Notes, 144A(a)	6.000%	01/15/21	552	575,460

				20,533,285

Environmental — 0.4%
ADS Waste Holdings, Inc., Gtd. Notes	8.250%	10/01/20	1,775	1,930,313
Casella Waste Systems, Inc., Gtd. Notes(a)	7.750%	02/15/19	1,520	1,577,000
Clean Harbors, Inc., Gtd. Notes	5.250%	08/01/20	2,450	2,523,500

				6,030,813

Exploration & Production — 0.1%
Martin Midstream Partners LP/Martin Midstream
Finance Corp., Sr. Unsec’d. Notes, 144A	7.250%	02/15/21	325	340,844
PVR Partners LP/Penn Virginia Resource Finance Corp. II, Gtd. Notes	6.500%	05/15/21	141	150,517
SemGroup Corp., Gtd. Notes	7.500%	06/15/21	406	440,510

				931,871

Financial Services
Harland Clarke Holdings Corp., Sr. Unsec’d. Notes, 144A.	9.250%	03/01/21	360	361,800

Food & Beverage — 2.6%
Aramark Corp., Gtd. Notes	5.750%	03/15/20	1,550	1,637,188
B&G Foods, Inc., Gtd. Notes	4.625%	06/01/21	1,375	1,359,531
Big Heart Pet Brands, Gtd. Notes	7.625%	02/15/19	1,567	1,632,618
Bumble Bee Holdings, Inc. (Luxembourg), Sr. Sec’d. Notes, 144A(a)	9.000%	12/15/17	1,832	1,996,880
Constellation Brands, Inc., Gtd. Notes	3.750%	05/01/21	234	228,735
Constellation Brands, Inc., Gtd. Notes(a)	4.250%	05/01/23	1,345	1,314,738
Constellation Brands, Inc., Gtd. Notes	6.000%	05/01/22	300	331,500
Cott Beverages, Inc., Gtd. Notes	8.125%	09/01/18	600	636,750
Crestview DS Merger Sub II, Inc., Sec’d. Notes, 144A	10.000%	09/01/21	2,720	3,019,200
Darling Escrow Corp., Gtd. Notes, 144A(a)	5.375%	01/15/22	1,976	2,030,340
Hawk Acquisition Sub, Inc., Sec’d. Notes, 144A(a)	4.250%	10/15/20	3,112	3,061,430
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A	7.000%	06/01/21	858	913,770

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Food & Beverage (cont’d.)
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A	7.000%	06/01/21	407	$432,437
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $1,850,000; purchased 05/20/11)(f)(g)	7.250%	06/01/21	1,850	1,970,250
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $1,666,625; purchased 09/13/13)(a)(f)	7.250%	06/01/21	1,675	1,779,687
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A	8.250%	02/01/20	596	652,620
Michael Foods, Inc., Gtd. Notes	9.750%	07/15/18	3,505	3,741,587
Pilgrim’s Pride Corp., Gtd. Notes	7.875%	12/15/18	1,130	1,214,750
Post Holdings, Inc., Gtd. Notes(a)	7.375%	02/15/22	2,325	2,499,375
Post Holdings, Inc., Gtd. Notes, 144A	6.750%	12/01/21	2,268	2,401,245
Shearer’s Foods LLC/Chip Finance Corp., Sr. Sec’d. Notes, 144A	9.000%	11/01/19	390	426,075
Smithfield Foods, Inc., Sr. Unsec’d. Notes	6.625%	08/15/22	1,675	1,809,000
Smithfield Foods, Inc., Sr. Unsec’d. Notes	7.750%	07/01/17	685	794,600
Sun Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	5.250%	08/01/18	2,176	2,260,320
Sun Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	5.875%	08/01/21	1,524	1,581,150
TreeHouse Foods, Inc., Gtd. Notes(a)	4.875%	03/15/22	925	930,781
Wells Enterprises, Inc., Sr. Sec’d. Notes, 144A	6.750%	02/01/20	284	293,940

				40,950,497

Foreign Agency — 0.3%
Harvest Operations Corp. (South Korea), Gtd. Notes	6.875%	10/01/17	3,875	4,185,000

Gaming — 4.1%
Affinity Gaming LLC/Affinity Gaming Finance Corp., Gtd. Notes	9.000%	05/15/18	2,925	3,129,750
Boyd Gaming Corp., Gtd. Notes	9.000%	07/01/20	1,500	1,659,375
Boyd Gaming Corp., Gtd. Notes	9.125%	12/01/18	2,400	2,601,600
Caesars Entertainment Operating Co., Inc., Sec’d. Notes	12.750%	04/15/18	2,500	1,262,500
Caesars Entertainment Operating Co., Inc., Sr. Sec’d. Notes(a)	9.000%	02/15/20	925	830,187
Caesars Entertainment Operating Co., Inc., Sr. Sec’d. Notes(a)	11.250%	06/01/17	3,945	3,797,063
Caesars Entertainment Resorts Properties LLC, Sr. Sec’d. Notes, 144A	8.000%	10/01/20	3,425	3,604,813
CCM Merger, Inc., Gtd. Notes, 144A	9.000%	05/01/19	270	287,550
CCM Merger, Inc., Gtd. Notes, 144A (original cost $4,214,563; purchased 06/27/12 - 08/01/13)(f)(g)	9.125%	05/01/19	4,175	4,446,375
Chukchansi Economic Development Authority, Sec’d. Notes, 144A(i)	9.750%	05/30/20	635	444,638
Churchill Downs, Inc., Gtd. Notes, 144A(a)	5.375%	12/15/21	425	433,500
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Sr. Sec’d. Notes, 144A	10.500%	07/01/19	238	255,255
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes, 144A(a)	4.875%	11/01/20	625	641,406
Golden Nugget Escrow, Inc., Sr. Unsec’d. Notes, 144A	8.500%	12/01/21	1,200	1,224,000
Graton Economic Development Authority, Sr. Sec’d. Notes, 144A	9.625%	09/01/19	285	325,613

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Gaming (cont’d.)
Isle of Capri Casinos, Inc., Gtd. Notes(a)	7.750%	03/15/19	2,275	$2,442,781
Isle of Capri Casinos, Inc., Gtd. Notes(a)	8.875%	06/15/20	1,450	1,575,063
MCE Finance Ltd. (Macau), Gtd. Notes, 144A	5.000%	02/15/21	675	675,000
MGM Resorts International, Gtd. Notes	6.625%	12/15/21	2,325	2,557,500
MGM Resorts International, Gtd. Notes(a)	6.750%	10/01/20	925	1,025,594
MGM Resorts International, Gtd. Notes(a)	7.625%	01/15/17	1,875	2,139,844
MGM Resorts International, Gtd. Notes(a)	7.750%	03/15/22	1,090	1,264,400
MGM Resorts International, Gtd. Notes(a)	8.625%	02/01/19	2,685	3,215,287
MGM Resorts International, Gtd. Notes(a)	10.000%	11/01/16	1,875	2,238,281
MTR Gaming Group, Inc., Sec’d. Notes	11.500%	08/01/19	2,891	3,267,003
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A(a)	5.875%	11/01/21	2,500	2,456,250
Pinnacle Entertainment, Inc., Gtd. Notes(a)	7.750%	04/01/22	1,950	2,101,125
PNK Finance Corp., Gtd. Notes, 144A	6.375%	08/01/21	2,450	2,548,000
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., Sr. Sec’d. Notes, 144A	9.500%	06/15/19	273	299,276
ROC Finance LLC/ROC Finance 1 Corp., Sec’d. Notes, 144A(a)	12.125%	09/01/18	550	580,250
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Gtd. Notes, 144A (original cost $1,077,000; purchased 05/08/13 - 05/09/13)(f)(g)	5.875%	05/15/21	1,075	1,083,063
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Gtd. Notes, 144A.	6.000%	05/15/21	900	906,750
Seneca Gaming Corp., Gtd. Notes, 144A	8.250%	12/01/18	842	900,940
Shingle Springs Tribal Gaming Authority, Sr. Unsec’d. Notes, 144A	9.750%	09/01/21	500	555,000
Station Casinos LLC, Gtd. Notes(a)	7.500%	03/01/21	1,109	1,199,107
Studio City Finance Ltd. (China), Gtd. Notes, 144A(a)	8.500%	12/01/20	1,050	1,170,750
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A	6.375%	06/01/21	3,225	3,176,625
Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A	5.250%	10/15/21	2,061	2,097,068

				64,418,582

Gas Distributors — 0.1%
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes(a)	6.500%	05/01/21	750	785,625
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes, 144A	6.750%	01/15/22	1,609	1,677,383

				2,463,008

Gas Pipelines — 1.5%
Access Midstream Partners LP/ACMP Finance Corp., Gtd. Notes(a)	4.875%	03/15/24	1,550	1,546,125
Access Midstream Partners LP/ACMP Finance Corp., Gtd. Notes	6.125%	07/15/22	952	1,024,590
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Gtd. Notes	6.000%	12/15/20	850	890,375
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Gtd. Notes, 144A	6.125%	03/01/22	545	569,525
Energy Transfer Equity LP, Sr. Sec’d. Notes(a)	5.875%	01/15/24	900	920,250
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	5.750%	02/15/21	625	646,875

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Gas Pipelines (cont’d.)
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	7.875%	12/15/18	700	$753,375
Hiland Partners LP/Hiland Partners Finance Corp., Gtd. Notes, 144A	7.250%	10/01/20	316	343,650
Kinder Morgan, Inc., Sr. Sec’d. Notes, 144A(a)	5.000%	02/15/21	875	876,237
Kinder Morgan, Inc., Sr. Sec’d. Notes, 144A	5.625%	11/15/23	1,800	1,780,220
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Gtd. Notes	6.250%	06/15/22	387	417,960
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Gtd. Notes	6.750%	11/01/20	1,500	1,623,750
Martin Midstream Partners LP/Martin Midstream Finance Corp., Gtd. Notes	7.250%	02/15/21	468	490,815
NGL Energy Partners LP/NGL Energy Finance Corp., Gtd. Notes, 144A	6.875%	10/15/21	398	413,920
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	5.500%	04/15/23	1,075	1,083,063
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes(a)	6.500%	07/15/21	1,265	1,356,713
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $505,000; purchased 02/25/14)(f)(g)	3.900%	04/15/15	500	503,750
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $989,125; purchased 02/21/14 - 02/25/14)(a)(f)(g)	5.625%	04/15/20	1,025	1,004,500
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	6.000%	01/15/19	433	436,247
Semgroup LP, Notes(i)	— %	12/31/49	2,555	26
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Gtd. Notes, 144A	7.500%	07/01/21	283	302,810
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	5.250%	05/01/23	437	432,630
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	6.375%	08/01/22	1,398	1,485,375
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes(a)	6.875%	02/01/21	2,230	2,391,675
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	7.875%	10/15/18	1,000	1,070,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes, 144A(a)	5.875%	10/01/20	800	836,000

				23,200,456

Healthcare & Pharmaceutical — 7.9%
Acadia Healthcare Co., Inc., Gtd. Notes	12.875%	11/01/18	1,836	2,212,380
Acadia Healthcare Co., Inc., Gtd. Notes, 144A	6.125%	03/15/21	811	846,481
Alere, Inc., Gtd. Notes	6.500%	06/15/20	592	621,600
Amsurg Corp., Gtd. Notes	5.625%	11/30/20	275	286,000
Biomet, Inc., Gtd. Notes	6.500%	08/01/20	3,230	3,478,710
Biomet, Inc., Gtd. Notes	6.500%	10/01/20	850	903,125
Capella Healthcare, Inc., Gtd. Notes	9.250%	07/01/17	2,500	2,656,250
Capsugel SA, Sr. Unsec’d. Notes, PIK, 144A	7.000%	05/15/19	1,015	1,045,450
Catalent Pharma Solutions, Inc., Gtd. Notes	7.875%	10/15/18	1,087	1,104,664
Catamaran Corp. (Canada), Gtd. Notes	4.750%	03/15/21	875	887,031
CHS/Community Health Systems, Inc., Gtd. Notes(a)	7.125%	07/15/20	1,825	1,980,125
CHS/Community Health Systems, Inc., Gtd. Notes	8.000%	11/15/19	6,011	6,604,586

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare & Pharmaceutical (cont’d.)
CHS/Community Health Systems, Inc., Gtd. Notes, 144A	6.875%	02/01/22	3,805	$3,976,225
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes(a)	5.125%	08/15/18	505	530,250
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes, 144A	5.125%	08/01/21	440	451,000
ConvaTec Finance International SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A(a)	8.250%	01/15/19	2,000	2,060,000
ConvaTec Healthcare E SA (Luxembourg), Gtd. Notes, 144A	10.500%	12/15/18	5,225	5,812,813
DaVita HealthCare Partners, Inc., Gtd. Notes	6.375%	11/01/18	600	630,750
Emdeon, Inc., Gtd. Notes	11.000%	12/31/19	1,250	1,448,437
Endo Finance Co., Gtd. Notes, 144A(a)	5.750%	01/15/22	1,525	1,563,125
Endo Health Solutions, Inc., Gtd. Notes	7.000%	12/15/20	271	292,003
Endo Health Solutions, Inc., Gtd. Notes	7.250%	01/15/22	161	174,283
Envision Healthcare Corp., Gtd. Notes	8.125%	06/01/19	306	327,037
Forest Laboratories, Inc., Sr. Unsec’d. Notes, 144A	5.000%	12/15/21	1,100	1,163,250
Forest Laboratories, Inc., Series 144A, Sr. Unsec’d. Notes, 144A	4.875%	02/15/21	875	925,313
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A(a)	5.625%	07/31/19	974	1,049,484
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	5.875%	01/31/22	126	133,875
Fresenius Medical Care US Finance, Inc. (Germany), Gtd. Notes, 144A	5.750%	02/15/21	525	558,469
Fresenius Medical Care US Finance, Inc. (Germany), Gtd. Notes, 144A	6.500%	09/15/18	450	504,000
Grifols Worldwide Operations Ltd. (Spain), Sr. Unsec’d. Notes, 144A(a)	5.250%	04/01/22	1,625	1,661,563
HCA Holdings, Inc., Sr. Unsec’d. Notes(a)	6.250%	02/15/21	1,550	1,659,275
HCA, Inc., Gtd. Notes(a)	5.875%	05/01/23	5,957	6,128,264
HCA, Inc., Gtd. Notes(a)	7.500%	02/15/22	2,530	2,890,525
HCA, Inc., Gtd. Notes	8.000%	10/01/18	850	1,007,250
HCA, Inc., Sr. Sec’d. Notes	3.750%	03/15/19	478	479,793
HCA, Inc., Sr. Sec’d. Notes(a)	5.000%	03/15/24	1,098	1,100,058
HCA, Inc., Sr. Sec’d. Notes(a)	5.875%	03/15/22	1,196	1,288,690
HCA, Inc., Sr. Sec’d. Notes	6.500%	02/15/20	177	198,240
HCA, Inc., Sr. Sec’d. Notes(a)	7.250%	09/15/20	1,000	1,081,250
HCA, Inc., Sr. Sec’d. Notes	7.875%	02/15/20	1,300	1,383,850
HCA, Inc., Sr. Sec’d. Notes	8.500%	04/15/19	1,650	1,725,900
HCA, Inc., Sr. Unsec’d. Notes(a)	6.375%	01/15/15	3,900	4,046,250
HCA, Inc., Sr. Unsec’d. Notes	7.190%	11/15/15	1,070	1,160,950
Healthcare Technology Intermediate, Inc., Sr. Unsec’d. Notes, PIK, 144A	7.375%	09/01/18	760	775,200
HealthSouth Corp., Gtd. Notes	7.250%	10/01/18	2,369	2,505,217
Hologic, Inc., Gtd. Notes	6.250%	08/01/20	860	909,450
IASIS Healthcare LLC/IASIS Capital Corp., Gtd. Notes	8.375%	05/15/19	1,143	1,220,153
inVentiv Health, Inc., Gtd. Notes, 144A(a)	11.000%	08/15/18	2,579	2,385,575
inVentiv Health, Inc., Sr. Sec’d. Notes, 144A	9.000%	01/15/18	300	318,000
Kindred Healthcare, Inc., Gtd. Notes(a)	8.250%	06/01/19	875	937,344
Kindred Healthcare, Inc., Gtd. Notes, 144A	6.375%	04/15/22	1,400	1,403,500
LifePoint Hospitals, Inc., Gtd. Notes, 144A(a)	5.500%	12/01/21	1,200	1,245,000
Mallinckrodt International Finance SA, Gtd. Notes, 144A	4.750%	04/15/23	1,675	1,595,437

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare & Pharmaceutical (cont’d.)
MedAssets, Inc., Gtd. Notes	8.000%	11/15/18	1,275	$1,364,250
MPH Acquisition Holdings LLC, Sr. Unsec’d. Notes, 144A	6.625%	04/01/22	2,260	2,319,325
MultiPlan, Inc., Gtd. Notes, 144A(a)	9.875%	09/01/18	1,300	1,410,500
National Mentor Holdings, Inc., Gtd. Notes, 144A	12.500%	02/15/18	1,512	1,610,280
Omnicare, Inc., Gtd. Notes	7.750%	06/01/20	251	276,100
Par Pharmaceutical Cos., Inc., Gtd. Notes	7.375%	10/15/20	240	259,800
ResCare, Inc., Gtd. Notes	10.750%	01/15/19	1,575	1,748,250
Salix Pharmaceuticals Ltd., Gtd. Notes, 144A	6.000%	01/15/21	395	421,663
Select Medical Corp., Gtd. Notes	6.375%	06/01/21	1,925	1,953,875
Select Medical Corp., Gtd. Notes, 144A	6.375%	06/01/21	650	659,750
Tenet Healthcare Corp., Sr. Sec’d. Notes(a)	4.375%	10/01/21	1,450	1,399,250
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.500%	04/01/21	1,450	1,417,375
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.750%	06/01/20	310	312,325
Tenet Healthcare Corp., Sr. Sec’d. Notes(a)	6.250%	11/01/18	2,519	2,778,771
Tenet Healthcare Corp., Sr. Sec’d. Notes, 144A(a)	6.000%	10/01/20	1,575	1,685,250
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750%	02/01/20	1,675	1,762,938
Tenet Healthcare Corp., Sr. Unsec’d. Notes(a)	8.000%	08/01/20	950	1,037,875
Tenet Healthcare Corp., Sr. Unsec’d. Notes(a)	8.125%	04/01/22	4,300	4,805,250
Tenet Healthcare Corp., Sr. Unsec’d. Notes, 144A	5.000%	03/01/19	1,555	1,553,056
United Surgical Partners International, Inc., Gtd. Notes	9.000%	04/01/20	986	1,094,460
Valeant Pharmaceuticals International, Gtd. Notes, 144A.	6.375%	10/15/20	3,045	3,288,600
Valeant Pharmaceuticals International, Gtd. Notes, 144A.	6.750%	10/01/17	675	713,813
Valeant Pharmaceuticals International, Gtd. Notes, 144A.	6.875%	12/01/18	1,125	1,195,313
Valeant Pharmaceuticals International, Gtd. Notes, 144A(a)	7.000%	10/01/20	3,020	3,269,150
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A.	5.625%	12/01/21	1,025	1,076,250
Valeant Pharmaceuticals International, Inc., Notes, 144A.	6.750%	08/15/18	653	718,300
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(a)	7.500%	07/15/21	660	742,500
VWR Funding, Inc., Gtd. Notes	7.250%	09/15/17	615	661,125

				124,868,844

Home Construction — 1.6%
Beazer Homes USA, Inc., Gtd. Notes	7.250%	02/01/23	475	496,375
Beazer Homes USA, Inc., Gtd. Notes	7.500%	09/15/21	1,850	1,988,750
Beazer Homes USA, Inc., Gtd. Notes	9.125%	06/15/18	2,877	3,042,427
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	6.125%	07/01/22	2,234	2,306,605
D.R. Horton, Inc., Gtd. Notes(a)	4.750%	02/15/23	2,875	2,860,625
K Hovnanian Enterprises, Inc., Sr. Sec’d. Notes, 144A	7.250%	10/15/20	1,565	1,698,025
KB Home, Gtd. Notes(a)	7.000%	12/15/21	850	914,813
KB Home, Gtd. Notes(a)	7.500%	09/15/22	1,600	1,752,000
Standard Pacific Corp., Gtd. Notes(a)	6.250%	12/15/21	175	186,375
Standard Pacific Corp., Gtd. Notes	8.375%	05/15/18	1,475	1,744,188
Standard Pacific Corp., Gtd. Notes(a)	8.375%	01/15/21	1,375	1,625,938

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Home Construction (cont’d.)
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	7.750%	04/15/20	2,398	$2,643,795
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A(a)	5.625%	03/01/24	650	641,875
Toll Brothers Finance Corp., Gtd. Notes	4.000%	12/31/18	275	281,875
WCI Communities, Inc., Gtd. Notes, 144A	6.875%	08/15/21	3,842	3,986,074

				26,169,740

Independent Energy — 5.5%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	9.625%	10/15/18	247	265,525
Antero Resources Finance Corp., Gtd. Notes	6.000%	12/01/20	1,125	1,196,719
Antero Resources Finance Corp., Gtd. Notes, 144A	5.375%	11/01/21	270	274,050
Athlon Holdings LP/Athlon Finance Corp., Gtd. Notes, 144A.	7.375%	04/15/21	2,225	2,369,625
Bill Barrett Corp., Gtd. Notes(a)	7.000%	10/15/22	995	1,047,237
Bill Barrett Corp., Gtd. Notes(a)	7.625%	10/01/19	475	514,781
Bonanza Creek Energy, Inc., Gtd. Notes	6.750%	04/15/21	2,625	2,802,187
Chesapeake Energy Corp., Gtd. Notes	3.250%	03/15/16	221	223,210
Chesapeake Energy Corp., Gtd. Notes	5.375%	06/15/21	560	589,400
Chesapeake Energy Corp., Gtd. Notes(a)	5.750%	03/15/23	560	592,900
Chesapeake Energy Corp., Gtd. Notes(a)	6.125%	02/15/21	1,025	1,117,250
Comstock Resources, Inc., Gtd. Notes(a)	9.500%	06/15/20	1,151	1,312,140
Concho Resources, Inc., Gtd. Notes(a)	6.500%	01/15/22	1,795	1,956,550
Denbury Resources, Inc., Gtd. Notes	4.625%	07/15/23	550	511,500
Denbury Resources, Inc., Gtd. Notes	6.375%	08/15/21	1,025	1,094,187
Denbury Resources, Inc., Gtd. Notes	8.250%	02/15/20	1,470	1,598,625
Diamondback Energy, Inc., Gtd. Notes, 144A	7.625%	10/01/21	388	419,040
Energy XXI Gulf Coast, Inc., Gtd. Notes	7.750%	06/15/19	350	375,375
Energy XXI Gulf Coast, Inc., Gtd. Notes	9.250%	12/15/17	250	271,875
Energy XXI Gulf Coast, Inc., Gtd. Notes, 144A	7.500%	12/15/21	875	916,563
EP Energy LLC/EP Energy Finance, Inc., Sr. Unsec’d. Notes.	9.375%	05/01/20	1,933	2,235,032
EP Energy LLC/Everest Acquisition Finance, Inc., Gtd. Notes	7.750%	09/01/22	1,072	1,203,320
EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Sec’d. Notes	6.875%	05/01/19	692	747,360
Halcon Resources Corp., Gtd. Notes, 144A(a)	9.250%	02/15/22	825	860,063
Halcon Resources Corp., Gtd. Notes, 144A	9.750%	07/15/20	218	234,350
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Notes, 144A	7.625%	04/15/21	800	876,000
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Notes, 144A	8.000%	02/15/20	1,000	1,082,500
Kodiak Oil & Gas Corp., Gtd. Notes	5.500%	01/15/21	375	384,844
Kodiak Oil & Gas Corp., Gtd. Notes	5.500%	02/01/22	331	338,861
Laredo Petroleum, Inc., Gtd. Notes, 144A(a)	5.625%	01/15/22	696	704,700
MEG Energy Corp. (Canada), Gtd. Notes, 144A	6.375%	01/30/23	450	465,750
MEG Energy Corp. (Canada), Gtd. Notes, 144A	6.500%	03/15/21	1,775	1,868,187
MEG Energy Corp. (Canada), Gtd. Notes, 144A	7.000%	03/31/24	2,875	3,040,313
Memorial Resource Development LLC/Memorial Resource Finance Corp., Sr. Unsec’d. Notes, PIK, 144A	10.000%	12/15/18	290	298,700
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, Gtd. Notes(a)	9.250%	06/01/21	2,750	2,873,750
Newfield Exploration Co., Sr. Unsec’d. Notes	5.625%	07/01/24	740	767,750

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Independent Energy (cont’d.)
Newfield Exploration Co., Sr. Unsec’d. Notes(a)	5.750%		01/30/22	2,675	$2,842,188
Oasis Petroleum, Inc., Gtd. Notes, 144A	6.875%		03/15/22	640	692,800
Petrohawk Energy Corp., Gtd. Notes	7.250%		08/15/18	1,075	1,140,575
QEP Resources, Inc., Sr. Unsec’d. Notes(a)	5.250%		05/01/23	2,359	2,347,205
QEP Resources, Inc., Sr. Unsec’d. Notes	5.375%		10/01/22	725	728,625
QEP Resources, Inc., Sr. Unsec’d. Notes	6.875%		03/01/21	2,000	2,200,000
Range Resources Corp., Gtd. Notes	5.000%		03/15/23	675	683,437
Range Resources Corp., Gtd. Notes	5.750%		06/01/21	1,600	1,714,000
Range Resources Corp., Gtd. Notes	6.750%		08/01/20	750	810,000
Range Resources Corp., Gtd. Notes(a)	8.000%		05/15/19	650	680,063
Rosetta Resources, Inc., Gtd. Notes(a)	5.625%		05/01/21	1,090	1,114,525
Rosetta Resources, Inc., Gtd. Notes	5.875%		06/01/22	1,211	1,238,247
Sabine Oil & Gas LLC/Sabine Oil & Gas Finance Corp., Gtd. Notes(a)	9.750%		02/15/17	825	853,875
Samson Investment Co., Gtd. Notes, 144A(a)	10.750%		02/15/20	5,860	6,387,400
Sanchez Energy Corp., Gtd. Notes, 144A	7.750%		06/15/21	860	918,050
SandRidge Energy, Inc., Gtd. Notes	7.500%		03/15/21	550	587,125
SM Energy Co., Sr. Unsec’d. Notes(a)	6.500%		11/15/21	1,500	1,620,000
SM Energy Co., Sr. Unsec’d. Notes	6.500%		01/01/23	150	160,125
SM Energy Co., Sr. Unsec’d. Notes(a)	6.625%		02/15/19	575	615,250
SM Energy Co., Sr. Unsec’d. Notes, 144A	5.000%		01/15/24	560	544,600
Stone Energy Corp., Gtd. Notes(a)	7.500%		11/15/22	1,418	1,534,985
Swift Energy Co., Gtd. Notes(a)	7.875%		03/01/22	407	407,000
Swift Energy Co., Gtd. Notes	8.875%		01/15/20	850	892,500
Talos Production LLC/Talos Production Finance, Inc., Gtd. Notes, 144A	9.750%		02/15/18	752	787,720
Tullow Oil PLC (United Kingdom), Gtd. Notes, 144A	6.000%		11/01/20	1,675	1,700,125
Ultra Petroleum Corp., Sr. Unsec’d. Notes, 144A(a)	5.750%		12/15/18	1,495	1,569,750
Vanguard Natural Resources LLC/VNR Finance Corp., Gtd. Notes(a)	7.875%		04/01/20	495	533,363
W&T Offshore, Inc., Gtd. Notes(a)	8.500%		06/15/19	1,266	1,367,280
Whiting Petroleum Corp., Gtd. Notes(a)	5.000%		03/15/19	975	1,031,063
Whiting Petroleum Corp., Gtd. Notes	5.750%		03/15/21	3,300	3,547,500
WPX Energy, Inc., Sr. Unsec’d. Notes	5.250%		01/15/17	1,150	1,230,500
WPX Energy, Inc., Sr. Unsec’d. Notes(a)	6.000%		01/15/22	6,450	6,611,250

					86,521,345

Life Insurance — 0.2%
American International Group, Inc., Jr. Sub. Notes	8.175%	(c)	05/15/58	1,215	1,596,206
Fidelity & Guaranty Life Holdings, Inc., Sr. Unsec’d. Notes, 144A	6.375%		04/01/21	445	473,925
Hartford Financial Services Group, Inc., Jr. Sub. Notes	8.125%	(c)	06/15/38	500	586,875

					2,657,006

Lodging — 0.4%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Gtd. Notes, 144A	5.625%		10/15/21	2,355	2,460,975
MISA Investments Ltd., Unsec’d. Notes, PIK, 144A	8.625%		08/15/18	532	547,960
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	5.000%		04/15/21	2,284	2,301,130
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes	7.250%		03/15/18	640	745,600
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes	7.500%		10/15/27	6	6,690

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Lodging (cont’d.)
Viking Cruises Ltd., Unsec’d. Notes, 144A	8.500%	10/15/22		532	$603,820

					6,666,175

Media – Cable — 3.5%
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.000%	04/15/20		2,075	2,419,969
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%	09/15/17		5,250	6,234,375
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	5.250%	03/15/21		2,266	2,282,996
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(a)	5.250%	09/30/22		970	957,875
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	5.750%	09/01/23		2,675	2,654,937
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(a)	5.750%	01/15/24		4,570	4,535,725
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(a)	6.500%	04/30/21		1,508	1,598,480
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	8.125%	04/30/20		1,205	1,319,475
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21		2,150	2,128,500
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	6.375%	09/15/20		2,175	2,272,875
Cogeco Cable, Inc. (Canada), Gtd. Notes, 144A	4.875%	05/01/20		178	177,110
Columbus International, Inc. (Brazil), Gtd. Notes, 144A (original cost $2,060,000; purchased 03/24/14)(f)(g)	7.375%	03/30/21		2,060	2,119,225
CSC Holdings LLC, Sr. Unsec’d. Notes	6.750%	11/15/21		330	368,775
CSC Holdings LLC, Sr. Unsec’d. Notes	8.625%	02/15/19		365	436,175
DISH DBS Corp., Gtd. Notes	5.875%	07/15/22		544	580,720
DISH DBS Corp., Gtd. Notes(a)	6.750%	06/01/21		2,725	3,052,000
DISH DBS Corp., Gtd. Notes(a)	7.875%	09/01/19		365	431,613
Harron Communications LP/Harron Finance Corp., Sr. Unsec’d. Notes, 144A	9.125%	04/01/20		205	231,650
Mediacom LLC/Mediacom Capital Corp., Sr. Unsec’d. Notes	9.125%	08/15/19		1,273	1,362,110
Nara Cable Funding Ltd. (Spain), Sr. Sec’d. Notes, 144A	8.875%	12/01/18		1,725	1,878,094
Ono Finance II PLC (Spain), Gtd. Notes, 144A	10.875%	07/15/19		625	696,875
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes RCN Telecom Services LLC/RCN Capital Corp., Sr. Unsec’d. Notes, 144A	5.750% 8.500%	01/15/23 08/15/20		3,411 450	3,419,527 475,875
Unitymedia Hessen GmbH & Co KG / Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, 144A	5.125%	01/21/23	EUR	489	710,753
UPC Holding BV (Netherlands), Sec’d. Notes, 144A	9.875%	04/15/18		2,800	2,950,500
UPCB Finance III Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	6.625%	07/01/20		700	749,000
UPCB Finance V Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	7.250%	11/15/21		900	992,250
UPCB Finance VI Ltd. (Netherlands), Sr. Sec’d. Notes, 144A(a)	6.875%	01/15/22		2,165	2,359,850
Videotron Ltd. (Canada), Gtd. Notes	5.000%	07/15/22		1,669	1,673,173
Videotron Ltd. (Canada), Gtd. Notes, 144A	5.375%	06/15/24		499	501,495
Virgin Media Finance PLC (United Kingdom), Gtd. Notes	8.375%	10/15/19		238	255,255

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media – Cable (cont’d.)
Virgin Media Finance PLC (United Kingdom), Gtd. Notes, 144A	6.375%	04/15/23	354	$375,240
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A(a)	5.375%	04/15/21	1,000	1,032,500
VTR Finance BV (Niger), Sr. Sec’d. Notes, 144A	6.875%	01/15/24	2,692	2,799,680

				56,034,652

Media – Non Cable — 4.0%
AMC Networks, Inc., Gtd. Notes	7.750%	07/15/21	625	704,687
Bankrate, Inc., Gtd. Notes, 144A	6.125%	08/15/18	317	336,020
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp., Gtd. Notes, 144A	5.250%	02/15/22	145	148,625
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp., Gtd. Notes, 144A(a)	5.625%	02/15/24	1,145	1,173,625
Cenveo Corp., Sec’d. Notes	8.875%	02/01/18	575	586,500
Clear Channel Worldwide Holdings, Inc., Gtd. Notes(a)	6.500%	11/15/22	3,196	3,415,725
Clear Channel Worldwide Holdings, Inc., Series A, Gtd. Notes(a)	7.625%	03/15/20	1,754	1,894,320
Clear Channel Worldwide Holdings, Inc., Series B, Gtd. Notes	6.500%	11/15/22	1,589	1,686,326
Clear Channel Worldwide Holdings, Inc., Series B, Gtd. Notes(a)	7.625%	03/15/20	800	858,000
DigitalGlobe, Inc., Gtd. Notes	5.250%	02/01/21	360	355,500
Entercom Radio LLC, Gtd. Notes	10.500%	12/01/19	525	603,750
Gannett Co., Inc., Gtd. Notes, 144A(a)	5.125%	07/15/20	584	600,060
Gannett Co., Inc., Gtd. Notes, 144A	6.375%	10/15/23	919	975,289
Gray Television, Inc., Gtd. Notes(a)	7.500%	10/01/20	3,205	3,477,425
Griffey Intermediate, Inc./Griffey Finance Sub LLC, Sr. Notes, 144A(a)	7.000%	10/15/20	1,010	881,225
IAC/Interactive Corp., Gtd. Notes	4.875%	11/30/18	120	125,250
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes(a)	6.625%	12/15/22	1,250	1,300,000
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes(a)	7.250%	04/01/19	1,400	1,505,000
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.250%	10/15/20	2,110	2,289,350
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.500%	04/01/21	1,200	1,317,000
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes, 144A(a)	5.500%	08/01/23	4,140	4,057,200
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes, 144A	6.625%	12/15/22	1,350	1,404,000
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes, 144A(a)	7.750%	06/01/21	1,802	1,896,605
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes, 144A.	8.125%	06/01/23	1,045	1,107,700
Liberty Interactive LLC, Sr. Unsec’d. Notes	8.250%	02/01/30	1,990	2,139,250
LIN Television Corp., Gtd. Notes	8.375%	04/15/18	611	647,660
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, Sr. Sec’d. Notes, 144A(a)	9.750%	04/01/21	3,084	3,500,340
Mood Media Corp. (Canada), Gtd. Notes, 144A(a)	9.250%	10/15/20	900	857,250
National CineMedia LLC, Sr. Sec’d. Notes	6.000%	04/15/22	1,750	1,846,250
Netflix, Inc., Sr. Unsec’d. Notes	5.375%	02/01/21	529	555,450
Netflix, Inc., Sr. Unsec’d. Notes, 144A	5.750%	03/01/24	520	538,200

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media – Non Cable (cont’d.)
Nexstar Broadcasting, Inc., Gtd. Notes(a)	6.875%	11/15/20	545	$585,875
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes	5.000%	04/15/22	317	317,793
Radio One, Inc., Sr. Sub. Notes, 144A	9.250%	02/15/20	570	604,200
RR Donnelley & Sons Co., Sr. Unsec’d. Notes(a)	6.000%	04/01/24	1,625	1,637,187
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	7.625%	06/15/20	319	366,850
Sinclair Television Group, Inc., Gtd. Notes(a)	5.375%	04/01/21	465	461,513
Sinclair Television Group, Inc., Sr. Unsec’d. Notes(a)	6.125%	10/01/22	2,435	2,465,437
Sirius XM Holdings, Inc., Sr. Unsec’d. Notes, 144A	5.875%	10/01/20	185	194,713
Sirius XM Radio, Inc., Gtd. Notes, 144A(a)	5.750%	08/01/21	1,208	1,256,320
Sirius XM Radio, Inc., Sr. Unsec’d. Notes, 144A	4.250%	05/15/20	353	345,057
Sirius XM Radio, Inc., Sr. Unsec’d. Notes, 144A	4.625%	05/15/23	253	238,453
SSI Investments II Ltd./SSI Co-Issuer LLC, Gtd. Notes	11.125%	06/01/18	4,700	5,011,375
Starz LLC/Starz Finance Corp., Gtd. Notes	5.000%	09/15/19	500	516,250
Telesat Canada/Telesat LLC (Canada), Gtd. Notes, 144A.	6.000%	05/15/17	550	569,250
Univision Communications, Inc., Gtd. Notes, 144A(a)	8.500%	05/15/21	1,080	1,196,100
Univision Communications, Inc., Sr. Sec’d. Notes, 144A (original cost $750,000; purchased 05/16/13)(f)(g)	5.125%	05/15/23	750	766,875
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	5.125%	05/15/23	250	255,625
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.750%	09/15/22	2,973	3,288,881
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	7.875%	11/01/20	300	331,500

				63,192,836

Metals & Mining — 4.8%
AK Steel Corp., Gtd. Notes(a)	8.375%	04/01/22	700	703,500
AK Steel Corp., Sr. Sec’d. Notes	8.750%	12/01/18	675	757,687
Aleris International, Inc., Gtd. Notes	7.625%	02/15/18	104	107,380
Aleris International, Inc., Gtd. Notes	7.875%	11/01/20	412	424,360
APERAM (Luxembourg), Sr. Unsec’d. Notes, 144A	7.375%	04/01/16	800	824,000
APERAM (Luxembourg), Sr. Unsec’d. Notes, 144A	7.750%	04/01/18	950	997,500
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	5.028%	02/25/17	1,500	1,591,875
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(a)	6.000%	03/01/21	2,000	2,132,500
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	6.125%	06/01/18	1,400	1,534,750
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(a)	6.750%	02/25/22	7,280	7,989,800
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	7.500%	10/15/39	600	620,250
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(a)	10.350%	06/01/19	1,500	1,899,375
Arch Coal, Inc., Gtd. Notes(a)	7.250%	10/01/20	450	344,250
Arch Coal, Inc., Gtd. Notes	9.875%	06/15/19	850	739,500
Ausdrill Finance Pty Ltd. (Australia), Gtd. Notes, 144A	6.875%	11/01/19	656	596,960
Barminco Finance Pty Ltd. (Australia), Gtd. Notes, 144A (original cost $1,999,500; purchased 10/24/12 - 04/30/13)(a)(f)(g)	9.000%	06/01/18	2,200	2,024,000

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Metals & Mining (cont’d.)
Bluescope Steel Finance Ltd./Bluescope Steel Finance USA LLC (Australia), Gtd. Notes, 144A	7.125%	05/01/18	1,210	$1,279,574
Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp., Gtd. Notes	6.375%	03/15/24	100	102,500
Coeur Mining, Inc., Gtd. Notes	7.875%	02/01/21	1,051	1,056,255
Commercial Metals Co., Sr. Unsec’d. Notes(a)	4.875%	05/15/23	2,605	2,500,800
Commercial Metals Co., Sr. Unsec’d. Notes	7.350%	08/15/18	600	684,000
CONSOL Energy, Inc., Gtd. Notes(a)	8.000%	04/01/17	2,000	2,087,500
CONSOL Energy, Inc., Gtd. Notes(a)	8.250%	04/01/20	1,000	1,086,250
Eldorado Gold Corp. (Canada), Sr. Unsec’d. Notes, 144A(a)	6.125%	12/15/20	4,900	4,900,000
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A.	6.750%	02/15/20	3,149	3,188,363
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A(a)	7.000%	02/15/21	3,149	3,204,108
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A(a)	6.000%	04/01/17	1,224	1,288,260
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A(a)	6.875%	02/01/18	4,100	4,320,375
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A(a)	8.250%	11/01/19	500	550,000
GrafTech International Ltd., Gtd. Notes	6.375%	11/15/20	900	927,000
Hecla Mining Co., Gtd. Notes(a)	6.875%	05/01/21	1,353	1,312,410
HudBay Minerals, Inc. (Canada), Gtd. Notes	9.500%	10/01/20	105	112,350
IAMGOLD Corp. (Canada), Gtd. Notes, 144A	6.750%	10/01/20	150	133,500
JMC Steel Group, Sr. Notes, 144A(a)	8.250%	03/15/18	700	715,750
Kaiser Aluminum Corp., Gtd. Notes	8.250%	06/01/20	1,169	1,318,048
KGHM International Ltd. (Poland), Gtd. Notes, 144A	7.750%	06/15/19	297	313,335
Murray Energy Corp., Sr. Sec’d. Notes, 144A (original cost $450,000; purchased 05/17/13)(f)(g)	8.625%	06/15/21	450	473,625
New Gold, Inc. (Canada), Gtd. Notes, 144A(a)	7.000%	04/15/20	3,190	3,357,475
New Gold, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.250%	11/15/22	1,387	1,407,805
Novelis, Inc., Gtd. Notes	8.750%	12/15/20	946	1,057,155
Peabody Energy Corp., Gtd. Notes(a)	6.000%	11/15/18	950	996,313
Peabody Energy Corp., Gtd. Notes(a)	6.250%	11/15/21	2,100	2,105,250
Peabody Energy Corp., Gtd. Notes	6.500%	09/15/20	975	1,006,687
Plains Exploration & Production Co., Gtd. Notes	6.500%	11/15/20	393	432,791
Plains Exploration & Production Co., Gtd. Notes	6.750%	02/01/22	169	186,745
Prince Mineral Holding Corp., Sr. Sec’d. Notes, 144A	11.500%	12/15/19	350	392,875
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A.	8.000%	12/01/18	595	621,775
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A.	8.250%	01/15/21	545	561,350
Ryerson, Inc./Joseph T Ryerson & Son, Inc., Sr. Sec’d. Notes	9.000%	10/15/17	620	668,825
Steel Dynamics, Inc., Gtd. Notes	6.375%	08/15/22	310	337,125
Steel Dynamics, Inc., Gtd. Notes	7.625%	03/15/20	635	687,387
Taseko Mines Ltd. (Canada), Gtd. Notes	7.750%	04/15/19	650	663,000
TMS International Corp., Gtd. Notes, 144A	7.625%	10/15/21	2,600	2,788,500
Westmoreland Coal Co./Westmoreland Partners, Sr. Sec’d. Notes	10.750%	02/01/18	1,350	1,474,875

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Metals & Mining (cont’d.)
Westmoreland Escrow Corp., Sr. Sec’d. Notes, 144A	10.750%		02/01/18	300	$327,750
Wise Metals Group LLC/Wise Alloys Finance Corp., Sr. Sec’d. Notes, 144A	8.750%		12/15/18	2,375	2,547,187

					76,462,560

Non-Captive – Consumer — 0.3%
SLM Corp., Sr. Unsec’d. Notes, MTN	8.450%		06/15/18	775	912,563
Springleaf Finance Corp., Gtd. Notes	6.000%		06/01/20	3,150	3,205,125
Springleaf Finance Corp., Gtd. Notes	8.250%		10/01/23	350	390,250

					4,507,938

Non-Captive – Diversified — 1.8%
Aircastle Ltd., Sr. Unsec’d. Notes	6.250%		12/01/19	120	129,600
Aircastle Ltd., Sr. Unsec’d. Notes(a)	7.625%		04/15/20	715	815,100
CIT Group, Inc., Sr. Unsec’d. Notes(a)	3.875%		02/19/19	82	82,897
CIT Group, Inc., Sr. Unsec’d. Notes(a)	4.250%		08/15/17	475	497,563
CIT Group, Inc., Sr. Unsec’d. Notes	5.000%		05/15/17	800	855,000
CIT Group, Inc., Sr. Unsec’d. Notes(a)	5.000%		08/15/22	5,605	5,815,187
CIT Group, Inc., Sr. Unsec’d. Notes	5.250%		03/15/18	4,965	5,337,375
CIT Group, Inc., Sr. Unsec’d. Notes(a)	5.375%		05/15/20	1,469	1,575,502
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	5.500%		02/15/19	2,000	2,155,000
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	6.625%		04/01/18	650	727,187
ILFC E-Capital Trust I, Ltd. Gtd. Notes, 144A(a)	5.460%	(c)	12/21/65	2,536	2,396,520
ILFC E-Capital Trust II, Ltd. Gtd. Notes, 144A	6.250%	(c)	12/21/65	2,791	2,707,270
International Lease Finance Corp., Sr. Unsec’d. Notes	4.625%		04/15/21	439	439,000
International Lease Finance Corp., Sr. Unsec’d. Notes	6.250%		05/15/19	560	617,400
International Lease Finance Corp., Sr. Unsec’d. Notes(a)	8.250%		12/15/20	3,554	4,298,527
iStar Financial, Inc., Sr. Unsec’d. Notes	9.000%		06/01/17	717	842,475

					29,291,603

Oil & Field Services — 2.0%
Basic Energy Services, Inc., Gtd. Notes	7.750%		02/15/19	625	671,094
Basic Energy Services, Inc., Gtd. Notes	7.750%		10/15/22	382	414,470
Bristow Group, Inc., Gtd. Notes	6.250%		10/15/22	1,400	1,484,000
CGG SA (France), Gtd. Notes	9.500%		05/15/16	900	927,000
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., Gtd. Notes	6.625%		11/15/19	625	648,437
Cie Generale de Geophysique - Veritas (France), Gtd. Notes	6.500%		06/01/21	675	685,125
Hercules Offshore, Inc., Gtd. Notes, 144A(a)	7.500%		10/01/21	1,400	1,414,000
Hercules Offshore, Inc., Gtd. Notes, 144A	10.250%		04/01/19	500	562,500
Hornbeck Offshore Services, Inc., Gtd. Notes	5.875%		04/01/20	1,325	1,384,625
Key Energy Services, Inc., Gtd. Notes(a)	6.750%		03/01/21	1,487	1,563,209
Ocean Rig UDW, Inc. (Mauritania), Sr. Unsec’d. Notes, 144A(a)	7.250%		04/01/19	1,764	1,761,796
Offshore Group Investment Ltd., Sr. Sec’d. Notes	7.125%		04/01/23	800	814,000
Offshore Group Investment Ltd., Sr. Sec’d. Notes(a)	7.500%		11/01/19	625	665,625
Oil States International, Inc., Gtd. Notes	5.125%		01/15/23	170	190,400
Oil States International, Inc., Gtd. Notes	6.500%		06/01/19	1,150	1,210,375
Parker Drilling Co., Gtd. Notes	7.500%		08/01/20	1,215	1,293,975
Parker Drilling Co., Gtd. Notes, 144A	6.750%		07/15/22	1,881	1,937,430

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Field Services (cont’d.)
Petroleum Geo-Services ASA (Norway), Gtd. Notes, 144A	7.375%	12/15/18	952	$1,021,020
PHI, Inc., Gtd. Notes, 144A	5.250%	03/15/19	1,343	1,356,430
Pioneer Energy Services Corp., Gtd. Notes	9.875%	03/15/18	350	369,250
Pioneer Energy Services Corp., Gtd. Notes, 144A	6.125%	03/15/22	908	923,890
Precision Drilling Corp. (Canada), Gtd. Notes(a)	6.500%	12/15/21	1,500	1,605,000
Precision Drilling Corp. (Canada), Gtd. Notes	6.625%	11/15/20	1,055	1,128,850
Seadrill Ltd. (Norway), Sr. Unsec’d. Notes	6.500%	10/05/15	700	731,500
Seadrill Ltd. (Norway), Sr. Unsec’d. Notes, 144A(a)	6.125%	09/15/20	3,550	3,638,750
Shelf Drilling Holdings Ltd. (United Arab Emirates), Sr. Sec’d. Notes, 144A(a)	8.625%	11/01/18	500	541,250
Trinidad Drilling Ltd. (Canada), Gtd. Notes, 144A	7.875%	01/15/19	900	963,000
Unit Corp., Gtd. Notes	6.625%	05/15/21	1,745	1,849,700

				31,756,701

Oil & Gas — 0.1%
Bluewater Holding BV (Netherlands), Gtd. Notes, 144A	10.000%	12/10/19	1,800	1,867,500

Oil & Gas Services
Exterran Partners LP, Sr. Unsec’d. Notes	6.000%	10/01/22	460	452,507

Other Financial Institutions — 0.7%
ACE Cash Express, Inc., Sr. Sec’d. Notes, 144A	11.000%	02/01/19	1,945	1,614,350
ACE Cash Express, Inc., Sr. Sec’d. Notes, 144A (original cost $875,000; purchased 02/07/11)(a)(f)(g)	11.000%	02/01/19	875	726,250
CNG Holdings, Inc., Sr. Sec’d. Notes, 144A	9.375%	05/15/20	1,613	1,475,895
Community Choice Financial, Inc., Sr. Sec’d. Notes	10.750%	05/01/19	695	587,275
Fly Leasing Ltd. (Ireland), Gtd. Notes	6.750%	12/15/20	220	229,900
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes, 144A	4.875%	03/15/19	1,500	1,526,250
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes, 144A(a)	5.875%	02/01/22	2,521	2,558,815
Nationstar Mortgage LLC/Nationstar Capital Corp., Gtd. Notes(a)	6.500%	07/01/21	632	595,660
Nationstar Mortgage LLC/Nationstar Capital Corp., Gtd. Notes	6.500%	06/01/22	132	122,430
Nationstar Mortgage LLC/Nationstar Capital Corp., Gtd. Notes	7.875%	10/01/20	45	45,450
Patriot Merger Corp., Sr. Unsec’d. Notes, 144A	9.000%	07/15/21	896	958,720
Speedy Cash Intermediate Holdings Corp., Sec’d. Notes, 144A.	10.750%	05/15/18	85	87,550
Walter Investment Management Corp., Gtd. Notes, 144A(a)	7.875%	12/15/21	577	575,557

				11,104,102

Other Industrials — 1.9%
Belden, Inc., Gtd. Notes, 144A	5.500%	09/01/22	1,475	1,493,437
Brand Energy & Infrastructure Services, Inc., Gtd. Notes, 144A.	8.500%	12/01/21	2,325	2,464,500
CBRE Services, Inc., Gtd. Notes(a)	5.000%	03/15/23	2,425	2,428,031
CBRE Services, Inc., Gtd. Notes	6.625%	10/15/20	805	859,337
Deluxe Corp., Gtd. Notes(a)	7.000%	03/15/19	1,235	1,327,625
Dycom Investments, Inc., Gtd. Notes	7.125%	01/15/21	2,823	3,045,311

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Other Industrials (cont’d.)
General Cable Corp., Gtd. Notes, 144A(a)	6.500%	10/01/22	1,025	$1,040,375
Harland Clarke Holdings Corp., Sr. Sec’d. Notes, 144A	9.750%	08/01/18	1,570	1,723,075
International Wire Group Holdings, Inc., Sr. Sec’d. Notes, 144A	8.500%	10/15/17	3,505	3,820,450
Laureate Education, Inc., Gtd. Notes, 144A	9.250%	09/01/19	3,800	4,047,000
Liberty Tire Recycling LLC, Gtd. Notes, 144A	11.000%	10/01/16	763	743,925
Modular Space Corp., Sec’d. Notes, 144A	10.250%	01/31/19	900	936,000
Tutor Perini Corp., Gtd. Notes	7.625%	11/01/18	1,308	1,393,020
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A (original cost $3,045,000; purchased 10/10/13)(f)(g)	7.500%	02/15/19	3,000	3,180,000
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A	8.000%	02/15/19	612	648,720
Victor Technology Group, Inc., Sr. Sec’d. Notes	9.000%	12/15/17	1,121	1,202,273

				30,353,079

Packaging — 2.9%
AEP Industries, Inc., Sr. Unsec’d. Notes	8.250%	04/15/19	1,200	1,275,000
Ardagh Packaging Finance PLC (Luxembourg), Gtd. Notes, 144A(a)	9.125%	10/15/20	351	391,365
Ardagh Packaging Finance PLC (Luxembourg), Sr. Sec’d. Notes, 144A	7.375%	10/15/17	800	851,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A(a)	6.250%	01/31/19	805	841,225
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A(a)	6.750%	01/31/21	1,600	1,672,000
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	9.125%	10/15/20	705	782,550
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. (Ireland), Sr. Sec’d. Notes, 144A	7.375%	10/15/17	1,675	1,779,687
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. (Ireland), Sr. Unsec’d. Notes, 144A	7.000%	11/15/20	432	455,052
Ball Corp., Gtd. Notes	4.000%	11/15/23	325	303,875
Berry Plastics Corp., Sec’d. Notes(a)	9.500%	05/15/18	764	807,930
Berry Plastics Corp., Sec’d. Notes	9.750%	01/15/21	2,925	3,396,656
Beverage Packaging Holdings, Luxembourg, II SA, Gtd. Notes, 144A(a)	5.625%	12/15/16	515	527,875
Beverage Packaging Holdings, Luxembourg, II SA, Gtd. Notes, 144A(a)	6.000%	06/15/17	1,645	1,702,575
BOE Intermediate Holding Corp., Sr. Unsec’d. Notes, PIK, 144A	9.000%	11/01/17	981	1,068,976
BOE Merger Corp., Sr. Unsec’d. Notes, PIK, 144A (original cost $2,582,500; purchased 10/24/12 - 04/30/13)(f)(g)	9.500%	11/01/17	2,475	2,623,500
Exopack Holdings SA, Gtd. Notes, 144A	7.875%	11/01/19	1,450	1,537,000
Greif, Inc., Sr. Unsec’d. Notes	6.750%	02/01/17	1,000	1,110,000
Greif, Inc., Sr. Unsec’d. Notes	7.750%	08/01/19	860	984,700
Mustang Merger Corp., Sr. Unsec’d. Notes, 144A	8.500%	08/15/21	452	494,940
Plastipak Holdings, Inc., Sr. Unsec’d. Notes, 144A (original cost $950,000; purchased 09/25/13)(f)(g)	6.500%	10/01/21	950	996,313
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Gtd. Notes(a)	8.250%	02/15/21	575	627,469

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Packaging (cont’d.)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Gtd. Notes	8.500%		05/15/18	2,050	$2,149,937
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Gtd. Notes	9.000%		04/15/19	1,600	1,712,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Gtd. Notes(a)	9.875%		08/15/19	4,000	4,470,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes(a)	5.750%		10/15/20	4,100	4,294,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes(a)	6.875%		02/15/21	1,350	1,458,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes	7.125%		04/15/19	2,500	2,643,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes(a)	7.875%		08/15/19	1,875	2,064,844
Sealed Air Corp., Gtd. Notes, 144A(a)	6.500%		12/01/20	900	992,250
Sealed Air Corp., Gtd. Notes, 144A	8.375%		09/15/21	1,150	1,323,937
Sealed Air Corp., Sr. Notes, 144A(a)	5.250%		04/01/23	775	782,750

					46,121,906

Paper — 0.3%
Ainsworth Lumber Co. Ltd. (Canada), Sr. Sec’d. Notes, 144A	7.500%		12/15/17	533	568,977
Graphic Packaging International, Inc., Gtd. Notes	7.875%		10/01/18	1,500	1,605,000
Louisiana-Pacific Corp., Gtd. Notes	7.500%		06/01/20	333	368,797
Norbord, Inc. (Canada), Sr. Sec’d. Notes, 144A	5.375%		12/01/20	530	536,625
Resolute Forest Products, Inc., Gtd. Notes, 144A	5.875%		05/15/23	120	117,000
Sappi Papier Holding GmbH (South Africa), Sr. Sec’d. Notes, 144A	8.375%		06/15/19	200	222,000
Smurfit Kappa Acquisitions (Ireland), Sr. Sec’d. Notes, 144A	4.875%		09/15/18	950	1,007,000

					4,425,399

Pharmaceuticals
Forest Laboratories, Inc., Sr. Unsec’d. Notes, 144A	4.375%		02/01/19	490	515,725

Pipelines — 0.3%
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., Gtd. Notes(a)	5.875%		08/01/23	607	599,413
Energy Transfer Equity LP, Sr. Sec’d. Notes	7.500%		10/15/20	527	602,756
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes(a)	5.875%		03/01/22	543	563,363
Sabine Pass Liquefaction LLC, Sr. Sec’d. Notes	5.625%		02/01/21	1,187	1,224,094
Sabine Pass Liquefaction LLC, Sr. Sec’d. Notes	5.625%		04/15/23	1,535	1,527,325
Sabine Pass Liquefaction LLC, Sr. Sec’d. Notes, 144A	6.250%		03/15/22	371	386,767

					4,903,718

Property & Casualty Insurance — 0.4%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, Sr. Unsec’d. Notes, 144A	7.875%		12/15/20	850	909,500
Catlin Insurance Co. Ltd. (Bermuda), Jr. Sub. Notes, 144A	7.249%	(c)	07/29/49	885	913,763
Liberty Mutual Group, Inc., Gtd. Notes, 144A	7.800%		03/07/87	1,135	1,259,850
Liberty Mutual Group, Inc., Gtd. Notes, 144A	10.750%	(c)	06/15/88	1,704	2,556,000

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Property & Casualty Insurance (cont’d.)
Onex USI Acquisition Corp., Sr. Unsec’d. Notes, 144A(a)	7.750%	01/15/21	1,389	$1,448,033

				7,087,146

Real Estate Investment Trusts (REITs) — 0.8%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., Gtd. Notes	7.750%	02/15/19	1,600	1,728,000
CyrusOne LP/CyrusOne Finance Corp., Gtd. Notes(a)	6.375%	11/15/22	1,045	1,102,475
DuPont Fabros Technology LP, Gtd. Notes	5.875%	09/15/21	1,679	1,775,543
Felcor Lodging LP, Sr. Sec’d. Notes	5.625%	03/01/23	1,050	1,063,125
Felcor Lodging LP, Sr. Sec’d. Notes	6.750%	06/01/19	500	536,875
Felcor Lodging LP, Sr. Sec’d. Notes	10.000%	10/01/14	181	188,240
Kennedy-Wilson, Inc., Gtd. Notes	5.875%	04/01/24	826	826,000
Kennedy-Wilson, Inc., Gtd. Notes	8.750%	04/01/19	590	644,575
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.375%	06/01/23	925	948,125
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.500%	02/01/21	925	966,625
Senior Housing Properties Trust, Sr. Unsec’d. Notes	6.750%	12/15/21	1,975	2,229,437

				12,009,020

Refining — 0.3%
Citgo Petroleum Corp., Sr. Sec’d. Notes, 144A	11.500%	07/01/17	775	833,125
CVR Refining LLC/Coffeyville Finance, Inc., Sec’d. Notes	6.500%	11/01/22	532	559,930
Jones Energy Holdings LLC/Jones Energy Finance Corp., Gtd. Notes, 144A	6.750%	04/01/22	1,420	1,446,625
Western Refining, Inc., Gtd. Notes(a)	6.250%	04/01/21	1,979	2,048,265

				4,887,945

Restaurants — 0.8%
CEC Entertainment, Inc., Sr. Unsec’d. Notes, 144A	8.000%	02/15/22	1,720	1,780,200
Dave & Buster’s, Inc., Gtd. Notes	11.000%	06/01/18	1,000	1,070,000
Landry’s, Inc., Sr. Notes, 144A (original cost $4,328,813; purchased 06/26/12 - 08/14/13)(f)(g)	9.375%	05/01/20	4,050	4,460,063
Landry’s, Inc., Sr. Notes, 144A	9.375%	05/01/20	600	660,750
Wok Acquisition Corp., Gtd. Notes, 144A(a)	10.250%	06/30/20	4,725	4,973,062

				12,944,075

Retailers — 2.2%
Academy Ltd./Academy Finance Corp., Gtd. Notes, 144A(a)	9.250%	08/01/19	1,475	1,609,594
Chinos Intermediate Holdings A, Inc., Sr. Unsec’d. Notes, PIK, 144A	7.750%	05/01/19	272	280,840
Claire’s Stores, Inc., Gtd. Notes, 144A(a)	7.750%	06/01/20	1,139	877,030
Claire’s Stores, Inc., Sec’d. Notes(a)	8.875%	03/15/19	3,422	3,182,460
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A(a)	6.125%	03/15/20	1,168	1,095,000
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A(a)	9.000%	03/15/19	3,332	3,461,116
CST Brands, Inc., Gtd. Notes(a)	5.000%	05/01/23	700	687,750
Dufry Finance SCA (Switzerland), Gtd. Notes, 144A	5.500%	10/15/20	2,300	2,396,048

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retailers (cont’d.)
First Cash Financial Services, Inc., Sr. Unsec’d. Notes, 144A	6.750%	04/01/21	190	$194,750
Gymboree Corp. (The), Gtd. Notes(a)	9.125%	12/01/18	489	413,816
Hot Topic, Inc., Sr. Sec’d. Notes, 144A (original cost $2,571,750; purchased 06/06/13 - 01/03/14)(a)(f)(g)	9.250%	06/15/21	2,525	2,727,000
HT Intermediate Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A	12.000%	05/15/19	1,125	1,141,875
L Brands, Inc., Gtd. Notes	5.625%	02/15/22	575	607,344
L Brands, Inc., Gtd. Notes	5.625%	10/15/23	1,550	1,608,125
Michaels FinCo Holdings LLC/Michaels FinCo, Inc., Sr. Unsec’d. Notes, PIK, 144A	7.500%	08/01/18	1,650	1,699,500
Murphy Oil USA, Inc., Gtd. Notes, 144A	6.000%	08/15/23	625	645,313
Neiman Marcus Group Ltd., Inc., Gtd. Notes, 144A(a)	8.000%	10/15/21	1,967	2,161,241
New Look Bondco I PLC (United Kingdom), Sr. Sec’d. Notes, 144A(a)	8.375%	05/14/18	848	907,360
Pantry, Inc. (The), Gtd. Notes	8.375%	08/01/20	4,100	4,428,000
Penske Automotive Group, Inc., Gtd. Notes	5.750%	10/01/22	1,934	2,021,030
Rite Aid Corp., Gtd. Notes(a)	6.750%	06/15/21	590	638,675
Sears Holdings Corp., Sec’d. Notes(a)	6.625%	10/15/18	500	455,000
Toys R Us Property Co. II LLC, Sr. Sec’d. Notes(a)	8.500%	12/01/17	1,000	1,018,750

				34,257,617

Supermarkets — 0.4%
BI-LO LLC/BI-LO Finance Corp., Sr. Unsec’d. Notes, PIK, 144A	8.625%	09/15/18	590	611,387
Ingles Markets, Inc., Sr. Unsec’d. Notes(a)	5.750%	06/15/23	1,400	1,400,000
New Albertsons, Inc., Sr. Unsec’d. Notes	6.625%	06/01/28	38	27,550
New Albertsons, Inc., Sr. Unsec’d. Notes	7.450%	08/01/29	108	86,940
New Albertsons, Inc., Sr. Unsec’d. Notes	7.750%	06/15/26	305	250,100
New Albertsons, Inc., Sr. Unsec’d. Notes	8.000%	05/01/31	956	788,700
New Albertsons, Inc., Sr. Unsec’d. Notes	8.700%	05/01/30	280	237,300
Roundy’s Supermarkets, Inc., Sec’d. Notes, 144A(a)	10.250%	12/15/20	650	692,250
Stater Bros Holdings, Inc., Gtd. Notes	7.750%	04/15/15	700	701,750
Tops Holding Corp./Tops Markets LLC, Sr. Sec’d. Notes	8.875%	12/15/17	1,900	2,075,750

				6,871,727

Technology — 9.7%
Activision Blizzard, Inc., Gtd. Notes, 144A	5.625%	09/15/21	1,255	1,342,850
Activision Blizzard, Inc., Gtd. Notes, 144A(a)	6.125%	09/15/23	1,050	1,143,188
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes	7.500%	08/15/22	310	306,900
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes	7.750%	08/01/20	178	182,450
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes, 144A(a)	6.750%	03/01/19	2,984	2,995,190
Alcatel-Lucent USA, Inc. (France), Gtd. Notes, 144A	4.625%	07/01/17	610	626,775
Alcatel-Lucent USA, Inc. (France), Gtd. Notes, 144A(a)	6.750%	11/15/20	3,009	3,182,018
Alcatel-Lucent USA, Inc. (France), Sr. Unsec’d. Notes	6.450%	03/15/29	609	581,595
Amkor Technology, Inc., Sr. Unsec’d. Notes	6.375%	10/01/22	700	725,375

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Technology (cont’d.)
Ancestry.com, Inc., Gtd. Notes	11.000%	12/15/20	1,075	$1,263,125
Ancestry.com, Inc., Sr. Unsec’d. Notes, PIK, 144A	9.625%	10/15/18	1,820	1,911,000
Audatex North America, Inc., Gtd. Notes, 144A	6.000%	06/15/21	382	407,785
Audatex North America, Inc., Gtd. Notes, 144A(a)	6.125%	11/01/23	2,553	2,715,753
Avaya, Inc., Sec’d. Notes, 144A(a)	10.500%	03/01/21	5,330	4,943,576
Avaya, Inc., Sr. Sec’d. Notes, 144A(a)	7.000%	04/01/19	1,200	1,191,000
Blackboard, Inc., Sr. Unsec’d. Notes, 144A	7.750%	11/15/19	2,490	2,608,275
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A(a)	8.125%	07/15/21	2,525	2,657,563
Brightstar Corp., Gtd. Notes, 144A (original cost $3,073,313; purchased 11/23/10 - 04/28/11)(f)(g)	9.500%	12/01/16	2,975	3,242,750
Brightstar Corp., Gtd. Notes, 144A	10.000%	12/01/16	165	179,850
Brightstar Corp., Sr. Unsec’d. Notes, 144A	7.000%	08/01/18	420	463,050
Brightstar Corp., Sr. Unsec’d. Notes, 144A (original cost $2,525,822; purchased 07/26/13 - 08/07/13)(f)(g)	7.250%	08/01/18	2,550	2,811,375
CDW LLC/CDW Finance Corp., Gtd. Notes	8.500%	04/01/19	7,310	8,004,450
CDW LLC/CDW Finance Corp., Gtd. Notes	12.535%	10/12/17	286	298,870
Ceridian Corp., Gtd. Notes (original cost $4,319,438; purchased 06/29/12 - 09/14/12)(f)(g)	11.250%	11/15/15	4,375	4,407,813
Ceridian Corp., Sr. Sec’d. Notes, 144A	8.875%	07/15/19	239	271,265
Ceridian HCM Holding, Inc., Sr. Unsec’d. Notes, 144A (original cost $1,500,000; purchased 03/14/13)(a)(f)(g)	11.000%	03/15/21	1,500	1,728,750
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A	6.625%	06/01/20	7,165	7,576,987
CommScope, Inc., Gtd. Notes, 144A(a)	8.250%	01/15/19	1,165	1,261,113
CoreLogic, Inc., Gtd. Notes	7.250%	06/01/21	1,200	1,299,000
Denali Borrower LLC/Denali Finance Corp., Sr. Sec’d. Notes, 144A(a)	5.625%	10/15/20	2,009	2,044,157
Entegris, Inc., Gtd. Notes, 144A	6.000%	04/01/22	217	221,883
First Data Corp., Gtd. Notes	10.625%	06/15/21	5,840	6,570,000
First Data Corp., Gtd. Notes	11.250%	01/15/21	3,120	3,560,700
First Data Corp., Gtd. Notes	11.750%	08/15/21	10,601	11,131,050
First Data Corp., Gtd. Notes	12.625%	01/15/21	2,579	3,069,010
First Data Corp., Sec’d. Notes, 144A(a)	8.250%	01/15/21	1,777	1,928,045
First Data Corp., Sec’d. Notes, PIK, 144A(a)	8.750%	01/15/22	982	1,072,491
First Data Corp., Sr. Sec’d. Notes, 144A(a)	6.750%	11/01/20	3,490	3,751,750
First Data Corp., Sr. Sec’d. Notes, 144A	7.375%	06/15/19	700	752,500
First Data Holdings, Inc., Sr. Unsec’d. Notes, PIK, 144A	14.500%	09/24/19	940	883,566
Freescale Semiconductor, Inc., Gtd. Notes(a)	8.050%	02/01/20	1,039	1,141,601
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A(a)	5.000%	05/15/21	445	453,900
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A(a)	6.000%	01/15/22	2,435	2,584,143
Goodman Networks, Inc., Sr. Sec’d. Notes	12.125%	07/01/18	1,430	1,522,950
Goodman Networks, Inc., Sr. Sec’d. Notes, 144A	12.375%	07/01/18	286	304,590
iGATE Corp., Gtd. Notes(a)	9.000%	05/01/16	960	1,008,000
iGATE Corp., Gtd. Notes, 144A	4.750%	04/15/19	360	361,350
Igloo Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A(a)	8.250%	12/15/17	2,974	2,994,446
Infor US, Inc., Gtd. Notes	9.375%	04/01/19	750	844,687
Interactive Data Corp., Gtd. Notes	10.250%	08/01/18	1,251	1,347,170

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Technology (cont’d.)
Iron Mountain, Inc., Gtd. Notes	5.750%	08/15/24	258	$251,227
Iron Mountain, Inc., Gtd. Notes(a)	6.000%	08/15/23	2,250	2,390,625
Iron Mountain, Inc., Gtd. Notes	7.750%	10/01/19	436	480,690
Magnachip Semiconductor Corp. (South Korea), Sr. Unsec’d. Notes	6.625%	07/15/21	195	194,025
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.875%	02/15/22	201	210,547
NCR Corp., Gtd. Notes	5.000%	07/15/22	126	126,157
NCR Escrow Corp., Sr. Unsec’d. Notes, 144A	5.875%	12/15/21	785	826,213
NCR Escrow Corp., Sr. Unsec’d. Notes, 144A	6.375%	12/15/23	150	159,375
Nokia OYJ (Finland), Sr. Unsec’d. Notes	5.375%	05/15/19	511	537,828
Nokia OYJ (Finland), Sr. Unsec’d. Notes	6.625%	05/15/39	318	325,950
Nortel Networks Ltd. (Canada), Gtd. Notes(a)(g)(i)	10.750%	07/15/16	4,000	4,770,000
Nuance Communications, Inc., Gtd. Notes, 144A	5.375%	08/15/20	3,296	3,279,520
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	3.500%	09/15/16	200	205,000
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	5.750%	02/15/21	1,659	1,766,835
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	5.750%	03/15/23	1,975	2,073,750
Seagate HDD Cayman, Gtd. Notes	6.875%	05/01/20	500	543,125
Seagate HDD Cayman, Gtd. Notes, 144A	4.750%	06/01/23	453	447,338
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A	4.875%	10/15/23	3,400	3,340,501
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A	6.500%	05/15/19	2,875	3,079,844
Sitel LLC/Sitel Finance Corp., Gtd. Notes(a)	11.500%	04/01/18	936	877,500
Sitel LLC/Sitel Finance Corp., Sr. Sec’d. Notes, 144A	11.000%	08/01/17	658	706,527
Sophia LP/Sophia Finance, Inc., Gtd. Notes, 144A	9.750%	01/15/19	2,225	2,469,750
SunGard Availability Services Capital, Inc., Gtd. Notes, 144A	8.750%	04/01/22	1,885	1,887,356
SunGard Data Systems, Inc., Gtd. Notes	6.625%	11/01/19	1,425	1,506,937
SunGard Data Systems, Inc., Gtd. Notes(a)	7.625%	11/15/20	619	678,579
Syniverse Holdings, Inc., Gtd. Notes	9.125%	01/15/19	1,850	2,011,875
TransUnion Holding Co., Inc., Sr. Unsec’d. Notes	9.625%	06/15/18	4,825	5,126,563
TransUnion LLC/TransUnion Financing Corp., Gtd. Notes(a)	11.375%	06/15/18	4,475	4,810,625
Viasystems, Inc., Sr. Sec’d. Notes, 144A	7.875%	05/01/19	571	615,253

				153,577,195

Textile
PVH Corp., Sr. Unsec’d. Notes(a)	4.500%	12/15/22	875	864,063

Tobacco — 0.2%
Vector Group Ltd., Sr. Sec’d. Notes	7.750%	02/15/21	2,650	2,848,750

Transportation
Ridgebury Crude Tankers LLC, Sr. Sec’d. Notes, 144A	7.625%	03/20/17	510	523,071

Transportation Services — 1.0%
Aguila 3 SA (Luxembourg), Sr. Sec’d. Notes, 144A	7.875%	01/31/18	475	504,687
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes	5.500%	04/01/23	777	782,827

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Transportation Services (cont’d.)
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(a)	8.250%	01/15/19	1,512	$1,621,620
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes	9.750%	03/15/20	164	188,805
Ceva Group PLC (United Kingdom), Sr. Sec’d. Notes, 144A	7.000%	03/01/21	225	228,938
Hertz Corp. (The), Gtd. Notes	4.250%	04/01/18	203	209,090
Hertz Corp. (The), Gtd. Notes(a)	5.875%	10/15/20	936	998,013
Hertz Corp. (The), Gtd. Notes(a)	6.250%	10/15/22	700	749,000
Hertz Corp. (The), Gtd. Notes(a)	6.750%	04/15/19	130	139,263
Hertz Corp. (The), Gtd. Notes	7.375%	01/15/21	485	533,500
Kenan Advantage Group, Inc. (The), Sr. Unsec’d. Notes, 144A(a)	8.375%	12/15/18	3,015	3,165,750
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc., Sr. Sec’d. Notes, 144A	8.125%	11/15/21	174	181,395
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc., Sr. Sec’d. Notes, 144A	7.375%	01/15/22	1,850	1,891,625
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc. (Uruguay), Gtd. Notes	9.250%	04/15/19	1,392	1,489,440
Sea Trucks Group (Nigeria), Sr. Sec’d. Notes, 144A	9.000%	03/26/18	1,000	972,500
syncreon Group BV/syncreon Global Finance US, Inc., Gtd. Notes, 144A	8.625%	11/01/21	235	244,988
Teekay Corp. (Bermuda), Sr. Unsec’d. Notes	8.500%	01/15/20	342	389,025
Ultrapetrol Bahamas Ltd. (Bahrain), Sr. Sec’d. Notes	8.875%	06/15/21	1,536	1,680,000
World Wide Supply A/S (Norway), Sr. Sec’d. Notes, 144A	7.750%	05/26/17	325	324,187

				16,294,653

Wireless — 4.3%
Altice Financing SA (Luxembourg), Sr. Sec’d. Notes, 144A	6.500%	01/15/22	383	404,065
Altice Finco SA (Luxembourg), Sr. Sec’d. Notes, 144A	8.125%	01/15/24	200	215,500
Altice Finco SA (Luxembourg), Sr. Sec’d. Notes, 144A	9.875%	12/15/20	249	283,860
Cricket Communications, Inc., Gtd. Notes	7.750%	10/15/20	640	731,520
Crown Castle International Corp., Sr. Unsec’d. Notes	5.250%	01/15/23	1,944	1,975,590
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	8.250%	09/30/20	1,600	1,708,000
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	10.500%	04/15/18	1,500	1,590,000
eAccess Ltd. (Japan), Gtd. Notes, 144A	8.250%	04/01/18	930	1,011,375
Eileme 2 AB (Poland), Sr. Sec’d. Notes, 144A	11.625%	01/31/20	2,580	3,073,425
MetroPCS Wireless, Inc., Gtd. Notes(a)	6.625%	11/15/20	1,988	2,122,190
NII Capital Corp., Gtd. Notes	7.625%	04/01/21	2,933	821,240
NII International Telecom SCA, Gtd. Notes, 144A(a)	7.875%	08/15/19	1,101	745,928
NII International Telecom SCA, Gtd. Notes, 144A(a)	11.375%	08/15/19	696	490,680
SBA Telecommunications, Inc., Gtd. Notes	5.750%	07/15/20	83	86,943
Softbank Corp. (Japan), Gtd. Notes, 144A(a)	4.500%	04/15/20	2,942	2,927,290
Sprint Capital Corp., Gtd. Notes	6.875%	11/15/28	3,875	3,758,750

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Wireless (cont’d.)
Sprint Capital Corp., Gtd. Notes	6.900%	05/01/19	2,300	$2,524,250
Sprint Capital Corp., Gtd. Notes	8.750%	03/15/32	651	716,100
Sprint Communications, Inc., Gtd. Notes, 144A(a)	7.000%	03/01/20	792	912,780
Sprint Communications, Inc., Gtd. Notes, 144A	9.000%	11/15/18	4,170	5,097,825
Sprint Communications, Inc., Sr. Unsec’d. Notes	6.000%	12/01/16	1,250	1,370,313
Sprint Communications, Inc., Sr. Unsec’d. Notes(a)	6.000%	11/15/22	1,025	1,044,219
Sprint Communications, Inc., Sr. Unsec’d. Notes(a)	7.000%	08/15/20	2,335	2,545,150
Sprint Communications, Inc., Sr. Unsec’d. Notes(a)	9.125%	03/01/17	1,673	1,978,323
Sprint Communications, Inc., Sr. Unsec’d. Notes	11.500%	11/15/21	243	323,190
Sprint Corp., Gtd. Notes, 144A(a)	7.125%	06/15/24	2,713	2,848,650
Sprint Corp., Gtd. Notes, 144A	7.250%	09/15/21	299	325,910
Sprint Corp., Gtd. Notes, 144A	7.875%	09/15/23	4,966	5,462,600
T-Mobile USA, Inc., Gtd. Notes	5.250%	09/01/18	360	380,700
T-Mobile USA, Inc., Gtd. Notes	6.125%	01/15/22	667	698,683
T-Mobile USA, Inc., Gtd. Notes(a)	6.250%	04/01/21	747	789,953
T-Mobile USA, Inc., Gtd. Notes	6.464%	04/28/19	500	535,000
T-Mobile USA, Inc., Gtd. Notes	6.500%	01/15/24	240	251,400
T-Mobile USA, Inc., Gtd. Notes(a)	6.625%	04/01/23	805	853,300
T-Mobile USA, Inc., Gtd. Notes	6.633%	04/28/21	2,396	2,575,700
T-Mobile USA, Inc., Gtd. Notes	6.731%	04/28/22	1,751	1,875,759
T-Mobile USA, Inc., Gtd. Notes(a)	6.836%	04/28/23	1,029	1,103,603
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, 144A(a)	7.748%	02/02/21	550	563,063
VimpelCom Holdings BV (Russia), Gtd. Notes, 144A	5.200%	02/13/19	262	247,590
Wind Acquisition Finance SA (Italy), Sec’d. Notes, 144A	11.750%	07/15/17	6,720	7,081,200
Wind Acquisition Finance SA (Italy), Sr. Sec’d. Notes, 144A	7.250%	02/15/18	2,951	3,112,485
Wind Acquisition Holdings Finance SA (Italy), Sr. Sec’d. Notes, PIK, 144A	12.250%	07/15/17	849	889,327

				68,053,429

Wirelines — 2.5%
CenturyLink, Inc., Series G, Sr. Unsec’d. Notes	6.875%	01/15/28	2,000	1,920,000
CenturyLink, Inc., Series T, Sr. Unsec’d. Notes(a)	5.800%	03/15/22	2,000	2,045,000
Cincinnati Bell, Inc., Gtd. Notes	8.375%	10/15/20	265	290,175
Cincinnati Bell, Inc., Gtd. Notes	8.750%	03/15/18	553	578,576
Embarq Corp., Sr. Unsec’d. Notes	7.995%	06/01/36	4,464	4,657,706
Frontier Communications Corp., Sr. Unsec’d. Notes(a)	7.125%	01/15/23	950	985,625
Frontier Communications Corp., Sr. Unsec’d. Notes	7.625%	04/15/24	102	106,590
Frontier Communications Corp., Sr. Unsec’d. Notes	8.125%	10/01/18	2,000	2,335,000
Frontier Communications Corp., Sr. Unsec’d. Notes(a)	8.500%	04/15/20	1,295	1,505,437
Frontier Communications Corp., Sr. Unsec’d. Notes	8.750%	04/15/22	80	91,300
Frontier Communications Corp., Sr. Unsec’d. Notes	9.250%	07/01/21	870	1,030,950
Level 3 Communications, Inc., Sr. Unsec’d. Notes	11.875%	02/01/19	5,048	5,704,240

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Wirelines (cont’d.)
Level 3 Financing, Inc., Gtd. Notes(a)	7.000%		06/01/20	1,425	$1,544,344
Level 3 Financing, Inc., Gtd. Notes	8.125%		07/01/19	2,158	2,368,405
Level 3 Financing, Inc., Gtd. Notes	8.625%		07/15/20	2,136	2,394,990
Level 3 Financing, Inc., Gtd. Notes	9.375%		04/01/19	50	55,500
Level 3 Financing, Inc., Gtd. Notes, 144A	3.846%	(c)	01/15/18	185	188,237
Level 3 Financing, Inc., Gtd. Notes, 144A	6.125%		01/15/21	525	553,875
PAETEC Holding Corp., Gtd. Notes	9.875%		12/01/18	160	175,600
Qwest Capital Funding, Inc., Gtd. Notes	6.875%		07/15/28	222	212,010
Qwest Capital Funding, Inc., Gtd. Notes	7.750%		02/15/31	804	793,950
Qwest Corp., Sr. Unsec’d. Notes	7.250%		09/15/25	650	718,023
tw telecom holdings, Inc., Gtd. Notes	5.375%		10/01/22	118	120,360
tw telecom holdings, Inc., Gtd. Notes	6.375%		09/01/23	166	177,620
Windstream Corp., Gtd. Notes	6.375%		08/01/23	1,926	1,877,850
Windstream Corp., Gtd. Notes(a)	7.500%		04/01/23	1,941	2,038,050
Windstream Corp., Gtd. Notes(a)	7.750%		10/15/20	935	1,002,787
Windstream Corp., Gtd. Notes	7.750%		10/01/21	1,075	1,155,625
Windstream Corp., Gtd. Notes(a)	7.875%		11/01/17	1,100	1,262,250
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes(a)	10.125%		07/01/20	1,365	1,583,400

					39,473,475

TOTAL CORPORATE BONDS (cost $1,380,404,281)					1,431,689,213

				Shares

COMMON STOCKS — 0.3%

Automobiles
General Motors Co.				8,646	297,609

Banking
Royal Bank of Scotland Group PLC (United Kingdom)*				18,790	427,118
State Street Corp.*				2,750	71,197

					498,315

Independent Power & Renewable Electricity Producers — 0.1%
Dynegy, Inc.*(a)				50,000	1,247,000

Paper & Forest Products — 0.2%
Newpage Holdings, Inc.				29,628	2,488,752

Transportation Infrastructure
General Maritime Corp.*				712	10,267

TOTAL COMMON STOCKS (cost $5,128,365)					4,541,943

PREFERRED STOCKS — 0.5%

Banking — 0.1%
Ally Financial, Inc., Series G, 7.000%				1,580	1,568,446

Diversified Financial Services — 0.1%
Citigroup Capital XIII, 7.875%				80,000	2,219,200

Insurance — 0.1%
XLIT Ltd. (Ireland), Series D, 3.364%				2,550	2,193,000

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
PREFERRED STOCKS (Continued)

Life Insurance
Hartford Financial Services Group, Inc., 7.875%	17,200	$509,464

Metals & Mining — 0.1%
ArcelorMittal (Luxembourg), Series MTUS, CVT, 6.000%	37,500	899,250

Technology — 0.1%
Pitney Bowes International Holdings, Inc., Series F, 6.125%	1,000	1,058,125

TOTAL PREFERRED STOCKS (cost $7,754,940)		8,447,485

	Units

WARRANTS(l)*

Oil, Gas & Consumable Fuels
SemGroup Corp. (Class A Stock), expiring 11/30/14	6,958	283,100

Specialty Retail
Neebo, Inc. (Class A Stock), expiring 06/20/19	2,792	—
Neebo, Inc. (Class B Stock), expiring 06/29/19	5,983	—

		—

Transportation Infrastructure
General Maritime Corp., expiring 05/17/17	1,101	—

TOTAL WARRANTS (cost $0)		283,100

TOTAL LONG-TERM INVESTMENTS (cost $1,455,165,467)		1,504,593,817

	Shares

SHORT-TERM INVESTMENT — 28.7%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $455,840,058; includes $393,981,799 of cash collateral for securities on loan)(b)(w)	455,840,058	455,840,058

TOTAL INVESTMENTS — 123.6% (cost $1,911,005,525)		1,960,433,875
Liabilities in excess of other assets(x) — (23.6)%.		(374,765,270)

NET ASSETS — 100.0%		$1,585,668,605

The following abbreviations are used in the Portfolio descriptions:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
CDX	Credit Derivatives Index
CVT	Convertible Security
MTN	Medium Term Note
PIK	Payment-in-Kind
CAD	Canadian Dollar
EUR	Euro
*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $384,322,500; cash collateral of $393,981,799 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2014.
(f)	Indicates a restricted security; the aggregate cost of such securities is $57,279,692. The aggregate value of $59,641,131 is approximately 3.8% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2014.
(r)	Less than $500 par.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 -
Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at March 31, 2014:

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Canadian Dollar,
Expiring 04/24/14	Credit Suisse First Boston Corp.	CAD	460	$411,440	$416,192	$(4,752)
Euro,
Expiring 04/24/14	Goldman Sachs & Co.	EUR	402	559,798	553,788	6,010

				$971,238	$969,980	$1,258

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2014.

Credit default swap agreements outstanding at March 31, 2014:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(2)#	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation(4)	Counterparty
Over-the-counter credit default swaps on credit indices – Sell Protection(1):
Dow Jones CDX.NA.HY.19.V1 Index	12/20/17	5.000%	15,000	$1,319,506	$(30,112)	$1,349,618	Goldman Sachs & Co.
Dow Jones CDX.NA.HY.19.V1 Index	12/20/17	5.000%	5,750	505,811	(50,100)	555,911	Goldman Sachs & Co.

				$1,825,317	$(80,212)	$1,905,529

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(2)#	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation(4)
Exchange-traded credit default swap on credit indices – Sell Protection(1):
Dow Jones CDX.NA.HY.21.V1 Index	12/20/18	5.000%	5,000	$351,635	$404,583	$52,948

The Portfolio entered into credit default swap agreements on credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The amount represents the fair value of derivative instruments subject to credit contracts risk exposure as of March 31, 2014.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loans	$—	$59,632,076	$—
Corporate Bonds	—	1,420,103,557	11,585,656
Common Stocks	2,042,924	—	2,499,019
Preferred Stocks	8,447,485	—	—
Warrants	283,100	—	—
Affiliated Money Market Mutual Fund	455,840,058	—	—
Other Financial Instruments*
Foreign Forward Currency Contracts	—	1,258	—
Credit Default Swaps	—	1,958,477	—

Total	$466,613,567	$1,481,695,368	$14,084,675

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST INTERNATIONAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.5%
COMMON STOCKS — 95.7%
Australia — 0.9%
Brambles Ltd.	1,019,810	$8,774,501
CSL Ltd.	180,849	11,681,375
Iluka Resources Ltd.	468,600	4,315,005

		24,770,881

Austria — 0.3%
Andritz AG	147,415	9,114,924

Belgium — 0.3%
Colruyt SA	137,125	7,559,035

Brazil — 0.6%
Cielo SA	377,280	11,961,888
Kroton Educacional SA	198,200	4,302,923

		16,264,811

Canada — 3.2%
Agrium, Inc.	59,300	5,782,936
Alimentation Couche Tard, Inc. (Class B Stock)	170,056	13,753,693
Bank of Nova Scotia	91,140	5,278,783
Brookfield Asset Management, Inc. (Class A Stock)	283,541	11,582,650
Canadian Pacific Railway Ltd.	203,005	30,538,042
Cenovus Energy, Inc.	139,000	4,019,747
New Gold, Inc.*	797,600	3,946,515
Shawcor Ltd.	157,700	6,576,183
Silver Wheaton Corp.	256,400	5,816,836
Suncor Energy, Inc.	119,900	4,187,552

		91,482,937

China — 5.0%
Baidu, Inc., ADR*	37,287	5,681,793
China Mobile Ltd., ADR(a)	235,000	10,713,650
CIMC Enric Holdings Ltd.	1,720,000	2,431,155
PICC Property & Casualty Co. Ltd. (Class H Stock)	2,696,800	3,701,525
SouFun Holdings Ltd., ADR	53,415	3,654,654
Tencent Holdings Ltd.	1,198,397	83,648,340
Tong Ren Tang Technologies Co. Ltd. (Class H Stock)	2,859,564	9,187,878
Vipshop Holdings Ltd., ADS*(a)	154,076	23,003,547

		142,022,542

Denmark — 1.9%
Coloplast A/S (Class B Stock)	142,728	11,539,720
Jyske Bank A/S*	147,885	8,105,468
Novo Nordisk A/S (Class B Stock)	660,840	30,089,545
Tryg A/S	41,280	4,083,306

		53,818,039

Finland — 0.4%
Sampo OYJ (Class A Stock)	223,416	11,597,524

France — 6.2%
Arkema SA	89,140	10,084,072
BNP Paribas SA	530,781	40,922,984
Cap Gemini SA	158,331	11,986,751
Eutelsat Communications SA	256,515	8,705,056
Pernod-Ricard SA	45,460	5,290,440
Publicis Groupe SA	90,750	8,193,053
Rexel SA	594,700	15,603,430
Sanofi	141,775	14,815,446

	Shares	Value
COMMON STOCKS (Continued)
France (cont’d.)
Schneider Electric SA	146,465	$12,980,725
Sodexo	143,355	15,025,319
Total SA	170,897	11,249,284
Valeo SA	50,927	7,172,266
Vinci SA	196,881	14,614,424

		176,643,250

Germany — 7.3%
Bayer AG	352,453	47,730,759
Bayerische Motoren Werke AG	88,522	11,186,238
Brenntag AG	111,860	20,774,252
Continental AG	212,257	50,903,204
Deutsche Boerse AG	181,315	14,435,197
Linde AG	58,755	11,764,371
ProSiebenSat.1 Media AG(a)	182,130	8,354,203
Rational AG	8,908	3,174,588
SAP AG, ADR(a)	113,900	9,261,209
Wirecard AG	696,367	28,914,502

		206,498,523

Hong Kong — 2.4%
AIA Group Ltd.	1,830,636	8,706,779
Galaxy Entertainment Group Ltd.*	2,213,735	19,321,830
Jardine Matheson Holdings Ltd.	140,862	8,733,444
Sands China Ltd.	4,236,674	31,774,805

		68,536,858

India — 0.3%
Tata Motors Ltd.	1,443,632	9,754,864

Indonesia — 0.6%
PT Bank Rakyat Indonesia Persero Tbk	11,582,702	9,847,378
PT Tower Bersama Infrastructure Tbk(g)	7,128,717	3,779,581
PT Tower Bersama Infrastructure Tbk, 144A(g)	6,982,898	3,702,270

		17,329,229

Ireland — 1.3%
Shire PLC	630,433	31,209,566
Smurfit Kappa Group PLC	285,815	6,931,684

		38,141,250

Israel — 1.4%
Bezeq Israeli Telecommunication Corp. Ltd.	7,187,915	12,813,201
Check Point Software Technologies Ltd.*(a)	395,898	26,774,582

		39,587,783

Italy — 6.9%
Azimut Holding SpA	1,604,617	57,322,518
Brunello Cucinelli SpA(a)	673,836	17,848,112
Intesa Sanpaolo SpA	4,158,342	14,110,143
Luxottica Group SpA	597,558	34,527,631
Moncler SpA*	648,856	11,093,313
Moncler SpA, 144A*	255,346	4,365,580
World Duty Free SpA*(g)	1,804,709	25,310,052
World Duty Free SpA, 144A*(g)	95,604	1,340,794
Yoox SpA*	882,742	30,203,358

		196,121,501

Japan — 12.7%
Astellas Pharma, Inc.	815,320	9,679,945
Daikin Industries Ltd.	179,391	10,060,148
Denso Corp.	230,454	11,051,728

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
FANUC Corp.	80,700	$14,267,119
Fuji Heavy Industries Ltd.	1,242,667	33,651,262
Hino Motors Ltd.	1,717,004	25,429,177
Hoya Corp.	133,900	4,188,528
Kansai Paint Co. Ltd.	1,054,400	15,011,083
Keyence Corp.	68,568	28,247,726
Lawson, Inc.	76,000	5,377,703
Miraca Holdings, Inc.	118,700	5,199,835
MISUMI Group, Inc.	191,200	5,297,889
Murata Manufacturing Co. Ltd.	317,522	30,012,490
ORIX Corp.	734,790	10,356,117
Pigeon Corp.	436,770	19,679,680
Sanrio Co. Ltd.	204,000	6,885,989
Santen Pharmaceutical Co. Ltd.	149,600	6,619,371
Secom Co. Ltd.	160,252	9,212,117
SMC Corp.	100,400	26,478,794
Softbank Corp.	632,861	47,824,203
Start Today Co. Ltd.	81,900	2,095,186
Sugi Holdings Co. Ltd.	147,200	6,544,682
Sumitomo Mitsui Financial Group, Inc.	290,344	12,445,285
Toyota Motor Corp.	265,900	14,995,123

		360,611,180

Macau — 0.3%
MGM China Holdings Ltd.	2,527,200	8,928,713

Mexico — 0.7%
Alfa SAB de CV (Class A Stock)	7,914,153	20,004,370

Netherlands — 2.5%
Akzo Nobel NV	168,285	13,725,464
ASML Holding NV	104,955	9,769,622
Koninklijke Ahold NV	652,772	13,110,168
NXP Semiconductors NV*	99,089	5,827,424
Randstad Holding NV	303,031	17,736,098
Unilever NV, CVA	257,625	10,597,359

		70,766,135

Norway — 0.6%
DnB ASA	585,995	10,182,466
Telenor ASA	325,736	7,209,459

		17,391,925

Russia — 0.2%
Sberbank of Russia, ADR	528,065	5,159,195

Singapore — 0.2%
United Overseas Bank Ltd.	332,600	5,737,163

South Africa — 1.4%
Aspen Pharmacare Holdings Ltd.	856,082	22,846,937
Aspen Pharmacare Holdings Ltd., 144A	86,040	2,296,217
Bidvest Group Ltd.	275,934	7,290,644
Discovery Ltd.	980,871	7,857,666

		40,291,464

South Korea — 1.8%
NAVER Corp.	49,235	35,974,578
Samsung Electronics Co. Ltd.	12,440	15,726,315

		51,700,893

Spain — 2.1%
Amadeus IT Holding SA (Class A Stock)	206,196	8,568,544
Inditex SA	318,128	47,728,758

	Shares	Value
COMMON STOCKS (Continued)
Spain (cont’d.)
Mapfre SA	957,703	$4,041,042

		60,338,344

Sweden — 2.7%
Assa Abloy AB (Class B Stock)	420,568	22,402,272
Elekta AB (Class B Stock)(a)	338,155	4,501,678
Hexagon AB (Class B Stock)	593,896	20,191,636
Nordea Bank AB	1,297,195	18,401,502
Telefonaktiebolaget LM Ericsson (Class B Stock)	820,405	10,942,022

		76,439,110

Switzerland — 9.4%
Actelion Ltd.*	88,360	8,373,736
Cie Financiere Richemont SA	88,474	8,452,644
Geberit AG	32,153	10,535,836
Givaudan SA*	12,345	19,094,654
Julius Baer Group Ltd.*	177,665	7,890,238
Novartis AG	175,570	14,907,284
Partners Group Holding AG	66,771	18,755,126
Roche Holding AG	295,924	89,003,220
SGS SA	7,455	18,386,066
Sika AG	5,614	22,964,319
Sonova Holding AG*	49,850	7,292,899
Sulzer AG	64,450	8,868,837
Swatch Group AG (The)	45,473	28,526,733
UBS AG*	280,115	5,796,520

		268,848,112

United Arab Emirates — 0.1%
Dragon Oil PLC	380,650	3,594,969

United Kingdom — 16.9%
Amlin PLC	1,790,245	14,452,219
AON PLC	116,300	9,801,764
ARM Holdings PLC	1,607,083	27,140,694
Ashtead Group PLC	2,419,848	38,430,702
ASOS PLC*	503,140	43,491,300
ASOS PLC, 144A*	17,016	1,470,859
Babcock International Group PLC	395,701	8,885,993
Berkeley Group Holdings PLC	234,828	10,274,203
BG Group PLC	325,208	6,071,369
Bunzl PLC	583,685	15,562,574
Burberry Group PLC	1,328,558	30,887,874
Compass Group PLC	2,114,700	32,288,733
Hargreaves Lansdown PLC	1,307,888	31,815,911
Howden Joinery Group PLC	729,800	4,532,117
ICAP PLC	645,450	4,067,890
IMI PLC	257,456	6,264,829
InterContinental Hotels Group PLC	298,690	9,614,796
Johnson Matthey PLC	174,359	9,519,740
Jupiter Fund Management PLC	881,899	5,900,599
Meggitt PLC	613,327	4,918,794
Prudential PLC	842,799	17,845,694
Reed Elsevier PLC	979,525	14,968,513
Rolls-Royce Holdings PLC*	269,062	4,816,543
SABMiller PLC	554,297	27,715,918
Sports Direct International PLC*(g)	249,762	3,548,777
Sports Direct International PLC, 144A*(g)	1,051,635	14,942,299
St. James’s Place PLC	3,228,453	44,488,269
TalkTalk Telecom Group PLC	1,380,000	7,383,696
Travis Perkins PLC	194,380	6,120,553

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Tullow Oil PLC	868,001	$10,847,260
WPP PLC	623,311	12,878,840

		480,949,322

United States — 5.1%
Core Laboratories NV	150,045	29,774,930
Jazz Pharmaceuticals PLC*	200,778	27,843,893
Michael Kors Holdings Ltd.*	553,067	51,584,559
Nielsen Holdings NV	235,000	10,488,050
Stratasys Ltd.*(a)	250,574	26,583,396

		146,274,828

TOTAL COMMON STOCKS (cost $2,285,579,276)		2,726,279,674

PREFERRED STOCKS — 0.8%
Germany
Henkel AG & Co. KGaA (PRFC)	109,930	11,833,170
Volkswagen AG (PRFC)	44,460	11,528,351

		23,361,521

TOTAL PREFERRED STOCKS (cost $20,631,665)		23,361,521

TOTAL LONG-TERM INVESTMENTS (cost $2,306,210,941)		2,749,641,195

	Shares	Value
SHORT-TERM INVESTMENT — 5.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $148,413,525; includes $70,121,280 of cash collateral for securities on loan)(b)(w)	148,413,525	$148,413,525

TOTAL INVESTMENTS — 101.7% (cost $2,454,624,466)		2,898,054,720
Liabilities in excess of other assets — (1.7)%		(48,127,856)

NET ASSETS — 100.0%		$2,849,926,864

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the
Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless
otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
ADS	American Depositary Security
CVA	Certificate Van Aandelen (Bearer)
PRFC	Preference Shares
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $67,680,289; cash collateral of $70,121,280 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	Indicates a security that has been deemed illiquid.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.
Level 2	–

other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$—	$24,770,881	$—
Austria	—	9,114,924	—
Belgium	—	7,559,035	—
Brazil	16,264,811	—	—
Canada	91,482,937	—	—
China	43,053,644	98,968,898	—
Denmark	—	53,818,039	—
Finland	—	11,597,524	—
France	15,603,430	161,039,820	—
Germany	9,261,209	197,237,314	—
Hong Kong	8,733,444	59,803,414	—
India	—	9,754,864	—
Indonesia	—	17,329,229	—
Ireland	—	38,141,250	—
Israel	26,774,582	12,813,201	—
Italy	11,093,313	185,028,188	—
Japan	—	360,611,180	—
Macau	—	8,928,713	—
Mexico	20,004,370	—	—
Netherlands	5,827,424	64,938,711	—
Norway	—	17,391,925	—
Russia	5,159,195	—	—
Singapore	—	5,737,163	—
South Africa	—	40,291,464	—
South Korea	—	51,700,893	—
Spain	—	60,338,344	—
Sweden	—	76,439,110	—
Switzerland	—	268,848,112	—
United Arab Emirates	—	3,594,969	—
United Kingdom	9,801,764	471,147,558	—
United States	146,274,828	—	—
Preferred Stocks:
Germany	—	23,361,521	—
Affiliated Money Market Mutual Fund	148,413,525	—	—

Total	$557,748,476	$2,340,306,244	$—

Fair Value of Level 2 investments at 12/31/13 was $2,342,187,652 as a result of fair valuing such foreign investments using third party vendor modeling tools. Such fair values are used to reflect the impact of market movements between the time at which the Portfolio values its securities and the earlier closing of foreign markets. An amount of $41,358,120 was transferred from Level 1 into Level 2 at 03/31/14 as a result of fair valuing such foreign securities using third-party vendor modeling tools.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2014 were as follows:

Pharmaceuticals	10.7%
Textiles, Apparel & Luxury Goods	6.6
Affiliated Money Market Mutual Fund (2.5% represents investments purchased with collateral from securities on loan)	5.2
Capital Markets	4.6
Banks	4.6
Internet Software & Services	4.5
Insurance	4.4
Hotels, Restaurants & Leisure	4.1
Chemicals	3.8
Specialty Retail	3.7
Trading Companies & Distributors	3.6
Internet & Catalog Retail	3.5
Machinery	3.4
Electronic Equipment, Instruments & Components	2.9
Automobiles	2.8
Auto Components	2.4
Wireless Telecommunication Services	2.3
IT Services	2.2
Semiconductors & Semiconductor Equipment	2.0
Media	1.9
Professional Services	1.6
Food & Staples Retailing	1.6
Building Products	1.5
Oil, Gas & Consumable Fuels	1.4

Energy Equipment & Services	1.3%
Software	1.3
Beverages	1.2
Household Products	1.1
Road & Rail	1.1
Diversified Telecommunication Services	1.0
Industrial Conglomerates	1.0
Commercial Services & Supplies	0.9
Technology Hardware, Storage & Peripherals	0.9
Diversified Financial Services	0.9
Health Care Equipment & Supplies	0.8
Biotechnology	0.7
Construction & Engineering	0.5
Metals & Mining	0.5
Electrical Equipment	0.5
Real Estate Management & Development	0.4
Communications Equipment	0.4
Food Products	0.4
Household Durables	0.4
Aerospace & Defense	0.3
Multiline Retail	0.3
Containers & Packaging	0.2
Health Care Providers & Services	0.2
Diversified Consumer Services	0.1

101.7
Liabilities in excess of other assets	(1.7)

100.0%

AST INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.1%
COMMON STOCKS — 95.9%
Argentina — 0.2%
MercadoLibre, Inc	56,690	$5,391,786

Australia — 4.2%
Arrium Ltd.	3,650,800	4,593,494
Ausdrill Ltd.(a)	731,040	544,346
Bendigo and Adelaide Bank Ltd.	788,300	8,327,652
Bradken Ltd.(a)	556,400	2,252,794
Challenger Ltd.	1,361,000	8,097,513
Downer EDI Ltd.	1,440,700	6,739,392
Emeco Holdings Ltd.*	3,854,626	898,817
Fortescue Metals Group Ltd.	1,117,800	5,472,632
GrainCorp Ltd. (Class A Stock)	534,600	4,179,223
Kingsgate Consolidated Ltd.*(a)	802,455	744,297
Leighton Holdings Ltd.(a)	313,100	6,137,587
Lend Lease Group	1,255,600	13,827,894
Metcash Ltd.	1,538,000	3,737,026
Mineral Resources Ltd.	351,300	3,747,552
Mount Gibson Iron Ltd.	2,634,500	2,231,670
Myer Holdings Ltd.(a)	1,907,200	3,951,594
National Australia Bank Ltd.	367,900	12,129,745
Pacific Brands Ltd.	3,053,600	1,502,295
Rio Tinto Ltd.	199,800	11,784,781
Seven Group Holdings Ltd.	354,500	2,722,550
St. Barbara Ltd.*(a)	2,037,800	517,512
Toll Holdings Ltd.	1,200,500	5,805,657

		109,946,023

Austria — 0.7%
OMV AG	254,600	11,556,763
Voestalpine AG	138,300	6,086,448

		17,643,211

Belgium — 1.3%
AGFA-Gevaert NV*(g)	624,500	2,116,453
Anheuser-Busch InBev NV	190,733	20,087,212
Delhaize Group SA	160,900	11,767,023

		33,970,688

Brazil — 0.3%
Embraer SA, ADR	168,830	5,991,777
Natura Cosmeticos SA	64,576	1,081,200

		7,072,977

Canada — 0.5%
Canadian National Railway Co.	224,416	12,608,302

China — 3.0%
Baidu, Inc., ADR*	106,484	16,226,032
China Mobile Ltd.	1,885,125	17,308,147
Industrial & Commercial Bank of China Ltd. (Class H Stock)	28,669,526	17,674,193
Poly Property Group Co. Ltd.	8,664,000	3,838,943
Shougang Fushan Resources Group Ltd.	11,184,000	3,407,010
SINA Corp.*	94,100	5,684,581
Sinopharm Group Co. Ltd. (Class H Stock)	1,800,906	4,950,103
Tencent Holdings Ltd.	136,571	9,532,682

		78,621,691

Denmark — 1.6%
A.P. Moeller-Maersk A/S (Class B Stock)	800	9,575,006
Novo Nordisk A/S (Class B Stock)	713,508	32,487,639

		42,062,645

	Shares	Value
COMMON STOCKS (Continued)
Finland — 0.6%
Kone OYJ (Class B Stock)	271,285	$11,390,878
Tieto OYJ(g)	171,222	4,398,844

		15,789,722

France — 10.2%
Air Liquide SA	99,505	13,475,055
Alstom SA	146,400	3,995,373
Arkema SA	38,800	4,389,298
AXA SA	408,500	10,612,376
BNP Paribas SA	158,900	12,251,121
Cie Generale des Etablissements Michelin (Class B Stock)	239,917	29,993,357
Ciments Francais SA(a)(g)	33,100	3,588,756
CNP Assurances SA	352,600	7,468,137
Credit Agricole SA*	579,800	9,137,840
Electricite de France SA	292,500	11,565,692
LVMH Moet Hennessy Louis Vuitton SA	146,864	26,613,713
Publicis Groupe SA	263,852	23,820,973
Renault SA	95,000	9,227,770
Sanofi	86,700	9,060,124
SCOR SE	193,000	6,759,928
Societe Generale SA	153,800	9,467,298
Thales SA	241,700	16,027,214
Total SA	511,483	33,668,336
Valeo SA	113,400	15,970,605
Vivendi SA	301,000	8,377,732

		265,470,698

Germany — 8.1%
Adidas AG	195,492	21,138,524
Allianz SE	78,000	13,183,537
Aurubis AG	42,600	2,313,928
BASF SE	64,200	7,143,752
Continental AG	33,700	8,081,891
Daimler AG	205,000	19,392,878
Deutsche Bank AG	506,632	22,706,639
DMG MORI SEIKI AG	171,347	5,261,421
E.ON SE	325,700	6,360,988
Freenet AG	319,300	11,175,715
Fresenius Medical Care AG & Co. KGaA	287,674	20,127,725
Hannover Rueck SE	104,000	9,302,916
LANXESS AG	53,400	4,030,763
Metro AG(a)	101,900	4,156,660
Muenchener Rueckversicherungs AG	38,700	8,456,660
Rheinmetall AG	139,700	9,835,842
RWE AG	173,200	7,028,433
SAP AG	148,803	12,070,311
Stada Arzneimittel AG	84,100	3,602,521
Volkswagen AG	60,300	15,298,367

		210,669,471

Hong Kong — 3.2%
AIA Group Ltd.	4,484,158	21,327,327
Cheung Kong Holdings Ltd.	386,000	6,418,291
Dah Sing Financial Holdings Ltd.	482,400	2,269,790
First Pacific Co. Ltd.	4,043,000	4,029,778
Hong Kong Exchanges & Clearing Ltd.	1,133,222	17,210,205
Huabao International Holdings Ltd.	5,836,000	2,678,788
Kingboard Chemical Holdings Ltd.	1,516,800	2,965,962
Sands China Ltd.	1,822,998	13,672,378
Skyworth Digital Holdings Ltd.	7,192,000	3,960,219

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hong Kong (cont’d.)
Yue Yuen Industrial Holdings Ltd.	2,331,500	$7,597,423

		82,130,161

Ireland — 0.2%
Permanent TSB Group Holdings PLC*	206,800	30,769
Smurfit Kappa Group PLC	247,300	5,997,605

		6,028,374

Israel — 0.7%
Bank Hapoalim BM	811,200	4,631,151
Elbit Systems Ltd., (NASDAQ GS)	400	24,436
Elbit Systems Ltd., (TASE)(g)	110,800	6,748,526
Teva Pharmaceutical Industries Ltd.	120,100	6,329,350

		17,733,463

Italy — 2.0%
Banco Popolare Societa Cooperativa*(a)	8,710	189,785
Danieli & C Officine Meccaniche SpA(g)	128,200	4,280,597
Enel SpA	1,823,700	10,315,232
Eni SpA	407,000	10,206,146
Finmeccanica SpA*	240,377	2,373,884
Intesa Sanpaolo SpA	5,598,198	18,995,882
Telecom Italia SpA	4,892,900	5,783,170

		52,144,696

Japan — 17.0%
Aoyama Trading Co. Ltd.	144,900	3,804,045
Aozora Bank Ltd.	2,320,000	6,605,523
Asahi Kasei Corp.	644,000	4,366,707
Autobacs Seven Co. Ltd.	300,000	4,625,732
Bank of Yokohama Ltd. (The)	915,000	4,564,157
Bridgestone Corp.	370,124	13,117,443
Calsonic Kansei Corp.	840,000	3,894,892
Central Japan Railway Co.	55,000	6,424,604
Daihatsu Motor Co. Ltd.	374,000	6,603,893
FANUC Corp.	93,635	16,553,924
Fukuoka Financial Group, Inc.	814,000	3,343,594
Fuyo General Lease Co. Ltd.(g)	116,500	4,189,804
Heiwa Corp.	176,300	3,019,828
Hogy Medical Co. Ltd.	33,100	1,696,253
Idemitsu Kosan Co. Ltd.	291,600	5,998,441
Japan Tobacco, Inc.	405,921	12,740,811
JX Holdings, Inc.	425,200	2,049,904
KDDI Corp.	197,900	11,491,064
Keihin Corp.	213,200	3,112,456
Keiyo Bank Ltd. (The)(g)	756,000	3,219,817
Kubota Corp.	840,968	11,176,923
KYORIN Holdings, Inc.	156,900	2,990,479
Kyowa Exeo Corp.	426,900	5,482,108
Marubeni Corp.	1,142,000	7,666,415
Mitsubishi Corp.	418,200	7,757,534
Mitsubishi Estate Co. Ltd.	607,763	14,431,733
Mitsubishi UFJ Financial Group, Inc.	6,884,659	37,912,340
Mitsui & Co. Ltd.	880,400	12,443,193
Mizuho Financial Group, Inc.	4,462,300	8,843,623
Morinaga Milk Industry Co. Ltd.(g)	1,152,000	3,703,769
Namco Bandai Holdings, Inc.	275,400	6,532,416
Nichii Gakkan Co.	285,400	2,652,896
Nippon Telegraph & Telephone Corp.	242,000	13,150,674
Nishi-Nippon City Bank Ltd. (The)	1,487,000	3,342,427
Nissan Motor Co. Ltd.	728,300	6,491,575
NOF Corp.	689,000	4,983,450

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
NTT DoCoMo, Inc.	660,000	$10,399,943
Otsuka Holdings Co. Ltd.	222,800	6,665,118
Rengo Co. Ltd.	644,000	3,449,662
Resona Holdings, Inc.	2,543,900	12,293,480
Sankyu, Inc.	812,000	3,050,350
Seino Holdings Co. Ltd.	615,000	5,867,603
Shimachu Co. Ltd.	218,000	4,743,583
Shizuoka Gas Co. Ltd.(g)	383,800	2,341,298
SoftBank Corp.	226,893	17,145,909
Sumitomo Corp.	633,700	8,057,858
Sumitomo Metal Mining Co. Ltd.	319,900	4,009,590
Sumitomo Mitsui Financial Group, Inc.	235,200	10,081,596
Sumitomo Mitsui Trust Holdings, Inc.	4,525,801	20,477,211
Toagosei Co. Ltd.(g)	1,249,000	5,334,177
Toho Holdings Co. Ltd.	176,300	3,720,054
Toppan Forms Co. Ltd.(g)	291,200	2,708,016
Toyota Motor Corp.	477,692	26,938,889
Tsumura & Co.	134,900	3,241,504
Tsuruha Holdings, Inc.	37,700	3,714,172
UNY Group Holdings Co. Ltd.	659,500	3,918,422
West Japan Railway Co.	169,000	6,897,961
Yokohama Rubber Co. Ltd. (The)	649,000	6,103,727

		442,144,570

Netherlands — 3.9%
Aegon NV	723,500	6,664,277
ASML Holding NV	139,698	13,003,637
ING Groep NV, CVA*	2,217,578	31,537,869
Koninklijke Ahold NV	717,600	14,412,157
Royal Dutch Shell PLC (Class B Stock)	882,800	34,464,649

		100,082,589

New Zealand — 0.2%
Air New Zealand Ltd.	1,857,800	3,300,689
SKY Network Television Ltd.	539,999	2,932,184

		6,232,873

Norway — 1.3%
DNB ASA	358,100	6,222,478
Olsen Fred Energy ASA	116,565	3,886,582
Statoil ASA	371,500	10,481,769
Vard Holdings Ltd.*(g)	4,553,000	3,633,130
Yara International ASA	208,000	9,213,094

		33,437,053

Portugal — 0.3%

EDP - Energias de Portugal SA	1,687,400	7,834,025

Russia — 0.3%

Yandex NV (Class A Stock)*(a)	278,839	8,418,149

Singapore — 0.4%
DBS Group Holdings Ltd.	577,000	7,434,092
Hong Leong Asia Ltd.(g)	1,721,000	1,957,555

		9,391,647

Spain — 2.7%
ACS Actividades de Construccion y Servicios SA	168,300	6,617,317
Amadeus IT Holding SA (Class A Stock)	271,731	11,291,872
Banco Bilbao Vizcaya Argentaria SA	1,200,251	14,432,149
Banco Santander SA	779,900	7,445,091
Gas Natural SDG SA	482,650	13,578,678

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Spain (cont’d.)
Repsol SA	364,500	$9,309,164
Telefonica SA	479,600	7,600,137

		70,274,408

Sweden — 2.8%
Boliden AB	307,300	4,679,732
Hennes & Mauritz AB (Class B Stock)	425,733	18,157,620
NCC AB (Class B Stock)	113,500	4,110,503
Nordea Bank AB	700,400	9,935,601
Oriflame Cosmetics SA, SDR(a)	96,500	2,340,850
Securitas AB (Class B Stock)	470,700	5,451,331
Swedbank AB (Class A Stock)	363,900	9,769,159
Telefonaktiebolaget LM Ericsson (Class B Stock)	683,600	9,117,407
TeliaSonera AB	1,251,800	9,454,086

		73,016,289

Switzerland — 8.3%
Baloise Holding AG	89,900	11,316,699
Bucher Industries AG(g)	22,800	7,751,054
Credit Suisse Group AG*	367,346	11,890,285
Forbo Holding AG*	3,076	3,228,921
Georg Fischer AG*	10,800	8,380,097
Helvetia Holding AG	11,600	5,951,105
Julius Baer Group Ltd.*	287,543	12,770,003
Lonza Group AG*	53,000	5,407,812
Nestle SA	234,754	17,669,853
Novartis AG	465,805	39,550,535
Pargesa Holding SA	45,600	3,949,333
Roche Holding AG	92,644	27,863,959
Swiss Life Holding AG*	42,500	10,451,475
Swiss Re AG*	200,600	18,618,524
UBS AG*	770,815	15,950,750
Zurich Insurance Group AG*	48,400	14,864,355

		215,614,760

Taiwan — 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,006,562	20,151,371

United Kingdom — 17.0%
Alent PLC(g)	419,900	2,219,100
AMEC PLC	346,200	6,483,818
Anglo American PLC	217,900	5,568,338
ARM Holdings PLC	423,192	7,146,939
AstraZeneca PLC	447,100	28,983,969
Aviva PLC	935,300	7,462,419
BAE Systems PLC	1,995,000	13,859,179
Barclays PLC	2,193,700	8,536,690
Beazley PLC(g)	1,403,454	6,185,259
BP PLC	3,226,200	25,922,522
BT Group PLC	2,041,300	12,982,036
Burberry Group PLC	522,630	12,150,715
Carillion PLC	876,800	5,288,110
Centrica PLC	1,668,200	9,177,464
Compass Group PLC	754,763	11,524,254
Dairy Crest Group PLC	336,900	2,719,473
Darty PLC(g)	1,314,300	2,571,583
Debenhams PLC	3,256,300	4,341,265
easyJet PLC	146,979	4,206,368
Experian PLC	632,894	11,420,971
GlaxoSmithKline PLC	198,300	5,287,700

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Go-Ahead Group PLC(g)	148,200	$4,606,148
HSBC Holdings PLC, (XHKG)	997,700	10,123,239
HSBC Holdings PLC, (XLON)	1,390,900	14,083,352
Intermediate Capital Group PLC(g)	1,231,800	8,505,924
J Sainsbury PLC	1,907,300	10,057,935
Kazakhmys PLC	35,896	158,047
Kingfisher PLC	3,784,915	26,610,736
Legal & General Group PLC	1,177,700	4,020,786
Liberty Global PLC (Class A Stock)*	120,232	5,001,651
Liberty Global PLC (Class C Stock)*	247,452	10,073,771
Marston’s PLC	1,332,800	3,201,235
Micro Focus International PLC(g)	237,138	3,285,661
Mondi PLC	195,600	3,427,608
Old Mutual PLC	1,561,200	5,241,000
Pace PLC	924,900	6,949,920
Pearson PLC	537,011	9,533,821
Premier Foods PLC*	85,414	95,050
Reckitt Benckiser Group PLC	305,408	24,922,650
Rexam PLC	662,815	5,386,094
Rolls-Royce Holdings PLC*	933,869	16,717,413
RSA Insurance Group PLC	2,876,800	4,294,841
SABMiller PLC	294,293	14,715,217
Standard Chartered PLC	547,898	11,456,811
Tate & Lyle PLC	324,744	3,616,832
Tesco PLC.	2,537,100	12,513,199
Tullett Prebon PLC(g)	429,200	2,019,855
Vesuvius PLC(g)	476,600	3,461,561
WM Morrison Supermarkets PLC	2,617,400	9,306,735
WPP PLC	646,360	13,355,078

		440,780,342

United States — 4.1%
Accenture PLC (Class A Stock)	198,692	15,839,726
Actavis PLC*(a)	62,894	12,946,730
Boart Longyear Ltd.*(a)	2,407,100	647,382
Carnival PLC	368,720	14,039,919
Lululemon Athletica, Inc.*(a)	246,614	12,969,430
MasterCard, Inc. (Class A Stock)	211,787	15,820,489
Schlumberger Ltd.	203,410	19,832,475
Yum! Brands, Inc.	203,411	15,335,155

		107,431,306

TOTAL COMMON STOCKS
(cost $2,171,786,494)		2,492,093,290

PREFERRED STOCK — 0.2%
Brazil
Itau Unibanco Holding SA (PRFC), ADR (cost $5,482,656)	350,490	5,208,281

	Units
RIGHTS*(l)
Australia
Kingsgate Consolidated Ltd., expiring 04/09/14.	96,533	—

Italy
Banco Popolare Societa Cooperativa,expiring 04/17/14	8,710	74,156

Spain
Banco Bilbao Vizcaya Argentaria SA,expiring 04/14/14	1,200,251	281,101

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Units	Value
RIGHTS*(l) (Continued)
United Kingdom
Premier Foods PLC, expiring 04/07/14	136,662	$36,454
RSA Insurance Group PLC, expiring 04/09/14	1,078,800	602,501

		638,955

TOTAL RIGHTS (cost $1,658,939)		994,212

TOTAL LONG-TERM INVESTMENTS (cost $2,178,928,089)		2,498,295,783

	Shares
SHORT-TERM INVESTMENT — 4.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $120,837,474; includes $42,697,872 of cash collateral for securities on loan)(b)(w)	120,837,474	120,837,474

TOTAL INVESTMENTS — 100.7%
(cost $2,299,765,563)		2,619,133,257
Liabilities in excess of other assets(x) — (0.7)%		(19,285,416)

NET ASSETS — 100.0%		$2,599,847,841

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
NASDAQ GS	National Association for Securities Dealers Global Markets, U.S.
PRFC	Preference Shares
SDR	Sweden Depositary Receipt
TASE	Tel Aviv Stock Exchange
XHKG	Hong Kong Stock Exchange
XLON	London Stock Exchange
EUR	Euro
JPY	Japanese Yen
NZD	New Zealand Dollar
SEK	Swedish Krona

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $40,171,997; cash collateral of $42,697,872 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	Indicates a security that has been deemed illiquid.
(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2014.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2014:

			Notional	Value at		Unrealized
			Amount	Settlement	Current	Appreciation
Purchase Contracts	Counterparty		(000)	Date Payable	Value	(Depreciation)(1)
Euro,
Expiring 04/28/14	State Street Bank	EUR	5,220	$7,192,524	$7,190,217	$(2,307)
Japanese Yen,
Expiring 07/07/14	State Street Bank	JPY	2,149,849	21,255,958	20,839,809	(416,149)
New Zealand Dollar,
Expiring 04/01/14	UBS Securities	NZD	147	127,529	127,607	78
Swedish Krona,
Expiring 04/01/14	UBS Securities	SEK	354	54,643	54,715	72

				$28,630,654	$28,212,348	$(418,306)

				Value at
			Notional	Settlement		Unrealized
			Amount	Date	Current	Appreciation
Sale Contracts	Counterparty		(000)	Receivable	Value	(Depreciation)(1)
Euro,
Expiring 04/01/14	UBS Securities	EUR	93	$127,529	$127,824	$(295)
Expiring 04/01/14	UBS Securities	EUR	40	54,643	54,829	(186)
Expiring 04/28/14	State Street Bank	EUR	44,083	60,859,230	60,727,336	131,894
Expiring 04/28/14	State Street Bank	EUR	18,587	25,096,556	25,604,308	(507,752)
Japanese Yen,
Expiring 07/07/14	State Street Bank	JPY	10,454,159	99,812,473	101,338,598	(1,526,125)

				$185,950,431	$187,852,895	$(1,902,464)

(1) The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2014.

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Argentina	$ 5,391,786	$ —	$—
Australia	3,737,026	106,208,997	—
Austria	—	17,643,211	—
Belgium	2,116,453	31,854,235	—
Brazil	7,072,977	—	—
Canada	12,608,302	—	—
China	21,910,613	56,711,078	—
Denmark	—	42,062,645	—
Finland	—	15,789,722	—
France	3,588,756	261,881,942	—
Germany	—	210,669,471	—
Hong Kong	—	82,130,161	—
Ireland	30,769	5,997,605	—
Israel	24,436	17,709,027	—
Italy	—	52,144,696	—
Japan	—	442,144,570	—
Netherlands	—	100,082,589	—
New Zealand	—	6,232,873	—
Norway	—	33,437,053	—
Portugal	—	7,834,025	—
Russia	8,418,149	—	—
Singapore	—	9,391,647	—
Spain	—	70,274,408	—
Sweden	—	73,016,289	—
Switzerland	3,228,921	212,385,839	—
Taiwan	20,151,371	—	—
United Kingdom	21,842,460	418,937,882	—
United States	107,431,306	—	—
Preferred Stock:
Brazil	5,208,281	—	—
Rights:
Australia	—	—	—
Italy	74,156	—	—
Spain	281,101	—	—
United Kingdom	638,955	—	—
Affiliated Money Market Mutual Fund	120,837,474	—	—
Other Financial Instruments*
Foreign Forward Currency Contracts	—	(2,320,770)	—

Total	$344,593,292	$2,272,219,195	$—

*   Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2014 were as follows:

Banks	12.0%
Pharmaceuticals	6.9
Insurance	6.6
Oil, Gas & Consumable Fuels	5.5
Affiliated Money Market Mutual Fund (1.6% represents investments purchased with collateral from securities on loan)	4.6
Automobiles	3.2
Textiles, Apparel & Luxury Goods	3.1
Auto Components	3.1
Machinery	2.9
Capital Markets	2.8
Food & Staples Retailing	2.8
Diversified Financial Services	2.7
Wireless Telecommunication Services	2.6
Media	2.5
Aerospace & Defense	2.4
Specialty Retail	2.3
Chemicals	2.2
Hotels, Restaurants & Leisure	2.2
Diversified Telecommunication Services	2.2
Metals & Mining	2.0
IT Services	1.8
Internet Software & Services	1.7
Semiconductors & Semiconductor Equipment	1.6
Trading Companies & Distributors	1.5
Road & Rail	1.5
Real Estate Management & Development	1.5
Beverages	1.3
Food Products	1.2

Health Care Providers & Services	1.2%
Energy Equipment & Services	1.2
Electric Utilities	1.1
Construction & Engineering	1.1
Household Products	1.0
Multi-Utilities	0.9
Commercial Services & Supplies	0.7
Communications Equipment	0.6
Gas Utilities	0.6
Software	0.6
Containers & Packaging	0.6
Tobacco	0.5
Industrial Conglomerates	0.5
Professional Services	0.4
Marine	0.4
Leisure Products	0.4
Multiline Retail	0.3
Airlines	0.3
Household Durables	0.3
Air Freight & Logistics	0.2
Life Sciences Tools & Services	0.2
Electrical Equipment	0.2
Construction Materials	0.1
Paper & Forest Products	0.1
Personal Products	0.1
Electronic Equipment, Instruments & Components	0.1
Health Care Technology	0.1
Health Care Equipment & Supplies	0.1
Distributors	0.1

100.7
Liabilities in excess of other assets	(0.7)

100.0%

AST INVESTMENT GRADE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 103.3%

ASSET-BACKED SECURITIES — 4.9%

Collateralized Debt Obligations
Cent CDO XI Ltd. (Cayman Islands), Series 2006-11A, Class A1, 144A	0.499%	(c)	04/25/19	494	$486,530

Collateralized Loan Obligations — 0.7%
ARES Enhanced Loan Investment Strategy Ltd. (Cayman Islands), Series 2005-2A, Class A2, 144A	0.499%	(c)	01/26/20	552	548,978
Fraser Sullivan CLO I Ltd. (Cayman Islands), Series 2006-1A, Class B, 144A	0.703%	(c)	03/15/20	500	490,419
Gulf Stream - Sextant CLO Ltd. (Cayman Islands), Series 2006-1A, Class A1A, 144A	0.464%	(c)	08/21/20	125	125,330
Lafayette CLO Ltd. (Cayman Islands), Series 2012-1A, Class A, 144A	1.635%	(c)	09/06/22	164	163,850
Marine Park CLO Ltd. (Cayman Islands), Series 2012-1A, Class A1A, 144A	1.706%	(c)	05/18/23	1,850	1,845,711
Mayport CLO Ltd. (Cayman Islands), Series 2006-1A, Class A1L, 144A	0.486%	(c)	02/22/20	135	134,291
OCP CLO Ltd. (Cayman Islands), Series 2012-2A, Class A2, 144A	1.716%	(c)	11/22/23	1,100	1,098,336
OCP CLO Ltd. (Cayman Islands), Series 2012-2A, Class B, 144A	2.436%	(c)	11/22/23	1,000	994,340
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class B, 144A	2.886%	(c)	08/17/22	250	249,767
Sound Point CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	2.937%	(c)	10/20/23	1,000	1,005,946
Stanfield Daytona CLO Ltd. (Cayman Islands), Series 2007-1A, Class A1L, 144A	0.489%	(c)	04/27/21	696	684,576
Trimaran CLO VI Ltd. (Cayman Islands), Series 2006-2A, Class A1L, 144A	0.488%	(c)	11/01/18	590	586,359

					7,927,903

Non-Residential Mortgage-Backed Securities — 2.2%
Chase Issuance Trust, Series 2007-C1, Class C1	0.615%	(c)	04/15/19	19,500	19,325,768
Citibank Credit Card Issuance Trust, Series 2005-C2, Class C2	0.624%	(c)	03/24/17	5,500	5,497,492
MBNA Credit Card Master Note Trust, Series 2004-C2, Class C2	1.055%	(c)	11/15/16	1,500	1,501,635

					26,324,895

Residential Mortgage-Backed Securities — 2.0%
ACE Securities Corp., Home Equity Loan Trust, Series 2004-IN1, Class A1	0.794%	(c)	05/25/34	1,649	1,561,533
Ameriquest Mortgage Securities, Inc., Series 2004-R8, Class M1	1.114%	(c)	09/25/34	2,000	1,954,550
Argent Securities, Inc., Series 2003-W4, Class M1	1.354%	(c)	10/25/33	3,603	3,502,318
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE6, Class A2	0.514%	(c)	09/25/34	1,515	1,461,757
Citigroup Mortgage Loan Trust, Inc., Series 2004-OPT1, Class A2	0.874%	(c)	10/25/34	113	113,000
Countrywide Asset-Backed Certificates, Series 2004-6, Class 2A5	0.544%	(c)	11/25/34	543	526,130
Countrywide Asset-Backed Certificates, Series 2004-ECC2, Class M1	1.054%	(c)	12/25/34	2,424	2,263,639
HSBC Home Equity Loan Trust, Series 2005-3, Class M1	0.577%	(c)	01/20/35	970	963,347

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
MASTR Asset-Backed Securities Trust, Series 2004-OPT2, Class A2	0.854%	(c)	09/25/34	759	$707,686
MASTR Asset-Backed Securities Trust, Series 2005-NC1, Class M1	0.874%	(c)	12/25/34	2,360	2,193,935
Morgan Stanley ABS Capital I, Series 2002-HE3, Class A2	1.234%	(c)	03/25/33	196	188,825
Morgan Stanley ABS Capital I, Series 2004-HE4, Class M1	1.054%	(c)	05/25/34	6,065	5,684,747
Morgan Stanley ABS Capital I, Series 2004-NC5, Class M1	1.054%	(c)	05/25/34	1,744	1,579,312
Option One Mortgage Loan Trust, Series 2003-3, Class A1	0.734%	(c)	06/25/33	1,180	1,108,778

					23,809,557

TOTAL ASSET-BACKED SECURITIES (cost $51,725,078)					58,548,885

COMMERCIAL MORTGAGE-BACKED SECURITIES — 17.0%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class A2	4.501%		07/10/43	48	48,056
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A3	5.395%		12/11/40	233	233,188
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2	3.061%		12/15/47	5,462	5,649,008
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4	5.223%		08/15/48	16,446	17,642,867
COMM 2005-LP5 Mortgage Trust, Series LP5, Class A4	4.982%		05/10/43	4,000	4,125,808
COMM 2012-LC4 Mortgage Trust, Series LC4, Class A2	2.256%		12/10/44	65	66,348
Commercial Mortgage Pass-Through Certificates, Series 2007-C2, Class A2	5.448%	(c)	01/15/49	46	45,717
Commercial Mortgage Pass-Through Certificates, Series 2013-CR6, Class A2	2.122%		03/10/46	11,870	11,947,108
Commercial Mortgage Trust, Series 2005-GG5, Class A5	5.224%	(c)	04/10/37	25,423	26,648,846
FHLMC Multifamily Structured Pass-Through Certificates, Series K004, Class A3	4.241%		08/25/19	1,400	1,528,404
FHLMC Multifamily Structured Pass-Through Certificates, Series KSMC, Class A2	2.615%		01/25/23	4,908	4,700,122
GE Capital Commercial Mortgage Corp., Series 2005-C4, Class A4	5.309%	(c)	11/10/45	10,000	10,562,240
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2	5.417%		12/10/49	2,851	2,851,876
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2	5.381%		03/10/39	10,887	11,058,642
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4	4.761%		07/10/39	911	938,418
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4	5.553%		04/10/38	885	945,175
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A4	3.363%		07/15/45	1,100	1,085,318
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A5	4.654%		01/12/37	3,946	3,952,097
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2	5.800%	(c)	06/15/49	1,087	1,087,086

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class A3A1	5.240%	(c)	01/12/43	5,211	$5,286,287
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class ASB	5.285%	(c)	01/12/43	40	40,496
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class AM	5.282%	(c)	12/15/44	1,200	1,283,702
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class A2	2.665%		01/15/46	22,100	22,548,763
LB-UBS Commercial Mortgage Trust 2005-C2, Series C2, Class A5	5.150%		04/15/30	7,450	7,682,664
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM	5.657%	(c)	05/12/39	5,300	5,740,573
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4	5.378%		08/12/48	4,947	5,352,341
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4	5.485%		03/12/51	1,900	2,092,105
ML-CFC Commercial Mortgage Trust, Series 2007-7, Class ASB	5.745%	(c)	06/12/50	190	191,101
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A3	2.533%		12/10/45	912	888,552
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A	5.749%	(c)	07/15/45	25,788	28,039,685
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4	5.572%		10/15/48	1,084	1,176,597
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class APB	5.294%		12/15/43	5,721	5,804,538
WF-RBS Commercial Mortgage Trust, Series 2014-LC14, Class A2	2.862%		03/15/47	10,750	11,012,708

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $201,735,665)					202,256,436

CORPORATE BONDS — 59.2%

Aerospace & Defense — 0.2%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(a)	7.500%		03/15/18	2,000	2,255,000

Airlines — 0.2%
Continental Airlines, Inc., Series A, Pass-Through Certificates	4.750%		01/12/21	224	241,629
Continental Airlines, Inc., Series A, Pass-Through Certificates	5.983%		04/19/22	1,591	1,805,712
Delta Air Lines, Inc., Series 1A, Pass-Through Certificates(a)	6.200%		07/02/18	569	635,468

					2,682,809

Automotive — 2.0%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.625%		09/15/16	3,000	3,109,539
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(a)	4.375%		08/06/23	2,500	2,579,375
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(a)	8.125%		01/15/20	9,150	11,538,104
General Motors Co., Sr. Unsec’d. Notes, 144A(a)	3.500%		10/02/18	6,205	6,321,344
Harley-Davidson Funding Corp., Gtd. Notes, MTN, 144A	5.750%		12/15/14	500	517,128

					24,065,490

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banking — 11.6%
Bank of America Corp., Series L, Sr. Unsec’d. Notes(a)	5.650%	05/01/18	1,000	$1,130,434
Bank of America Corp., Sr. Notes, MTN	4.000%	04/01/24	1,275	1,273,499
Bank of America Corp., Sr. Unsec’d. Notes	5.625%	07/01/20(h)	12,500	14,224,350
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.300%	01/11/23	1,500	1,446,134
Bank of America Corp., Sr. Unsec’d. Notes, MTN(a)	4.125%	01/22/24	1,620	1,638,256
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	5.125%	01/08/20	5,500	6,156,942
Capital One Financial Corp., Sr. Unsec’d. Notes	4.750%	07/15/21	5,000	5,477,820
Citigroup, Inc., Sr. Unsec’d. Notes(a)	3.375%	03/01/23	2,000	1,934,090
Citigroup, Inc., Sr. Unsec’d. Notes	8.500%	05/22/19(h)	10,465	13,333,247
Citigroup, Inc., Sub. Notes	3.500%	05/15/23	1,250	1,179,312
Citigroup, Inc., Sub. Notes	5.500%	09/13/25	2,060	2,194,308
Discover Bank, Sub. Notes	7.000%	04/15/20	1,665	1,964,429
Fifth Third Bancorp, Sr. Unsec’d. Notes	2.300%	03/01/19	750	744,764
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	3.625%	01/22/23	1,500	1,475,559
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%	01/24/22(h)	14,500	16,441,826
HSBC Bank PLC (United Kingdom), Sr. Notes, 144A	3.500%	06/28/15	2,220	2,301,394
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.875%	01/14/22	6,535	7,154,002
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.200%	01/25/23	2,000	1,939,340
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%	10/15/20(h)	13,000	13,900,536
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	4.350%	08/15/21(h)	5,000	5,359,480
JPMorgan Chase & Co., Sub. Notes(a)	3.375%	05/01/23	1,365	1,292,135
Lloyds TSB Bank PLC (United Kingdom), Bank Gtd. Notes, MTN, 144A	5.800%	01/13/20	1,000	1,146,812
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes	6.375%	01/21/21	1,000	1,201,089
Morgan Stanley, Sr. Unsec’d. Notes(a)	3.750%	02/25/23	4,000	3,974,644
Morgan Stanley, Sr. Unsec’d. Notes	5.750%	01/25/21	1,100	1,259,930
Morgan Stanley, Sub. Notes	4.875%	11/01/22	1,210	1,271,449
Morgan Stanley, Sub. Notes, MTN(a)	4.100%	05/22/23	1,065	1,054,204
Morgan Stanley, Series G, Sr. Unsec’d. Notes, MTN	5.500%	07/28/21	10,000	11,298,700
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%	12/06/22	2,500	2,449,872
PNC Bank NA, Sub. Notes	3.800%	07/25/23	1,295	1,306,592
PNC Funding Corp., Bank Gtd. Notes	3.300%	03/08/22	4,000	4,026,332
Royal Bank of Scotland PLC (The) (United Kingdom), Bank Gtd. Notes(a)	6.125%	01/11/21	3,000	3,499,626
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	3.000%	09/24/15	805	829,006
Santander Holdings USA, Inc., Sr. Unsec’d. Notes(a)	4.625%	04/19/16	165	176,013
Wells Fargo & Co., Sub. Notes(a)	4.125%	08/15/23	2,180	2,205,384

				138,261,510

Brokerage — 0.2%
Jefferies Group LLC, Sr. Unsec’d. Notes	5.125%	01/20/23	2,280	2,396,316

Building Materials & Construction — 0.1%
CRH America, Inc. (Ireland), Gtd. Notes	8.125%	07/15/18	1,000	1,221,091

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Cable — 0.9%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes(a)	3.800%	03/15/22	7,185	$7,109,838
Time Warner Cable, Inc., Gtd. Notes(a)	8.750%	02/14/19	2,525	3,194,183
Videotron Ltd. (Canada), Gtd. Notes	9.125%	04/15/18	624	647,399

				10,951,420

Capital Goods — 1.9%
ADT Corp. (The), Sr. Unsec’d. Notes	2.250%	07/15/17	2,310	2,282,601
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $259,615; purchased 07/18/13)(f)	2.800%	11/01/18	260	264,690
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $673,535; purchased 01/14/13)(a)(f)(g)	2.875%	07/17/18	675	685,728
Penske Truck Leasing Co. LP/PTL Finance Corp., Unsec’d. Notes, 144A (original cost $1,038,991; purchased 05/08/12)(f)(g)	3.125%	05/11/15	1,040	1,065,625
United Rentals North America, Inc., Gtd. Notes	9.250%	12/15/19	2,277	2,517,224
United Technologies Corp., Sr. Unsec’d. Notes	3.100%	06/01/22(h)	4,780	4,771,535
Waste Management, Inc., Gtd. Notes	7.375%	03/11/19	2,000	2,410,914
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	8,260	8,793,142

				22,791,459

Chemicals — 3.2%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes(a)	3.150%	10/01/22	785	741,445
Agrium, Inc. (Canada), Sr. Unsec’d. Notes(a)	3.500%	06/01/23	6,000	5,827,932
CF Industries, Inc., Gtd. Notes	7.125%	05/01/20	4,000	4,755,824
Dow Chemical Co. (The), Sr. Unsec’d. Notes(a)	3.000%	11/15/22	4,500	4,277,480
Dow Chemical Co. (The), Sr. Unsec’d. Notes(a)	4.250%	11/15/20	4,915	5,198,900
Ecolab, Inc., Sr. Unsec’d. Notes	4.350%	12/08/21	2,645	2,846,023
Lubrizol Corp., Gtd. Notes	8.875%	02/01/19	1,750	2,260,622
LYB International Finance BV (Netherlands), Gtd. Notes(a)	4.000%	07/15/23	8,230	8,393,308
Mosaic Co. (The), Sr. Unsec’d. Notes(a)	4.250%	11/15/23	3,295	3,380,130

				37,681,664

Electric — 2.4%
Commonwealth Edison Co., First Mortgage Bonds	3.400%	09/01/21	5,000	5,107,070
Consumers Energy Co., First Mortgage Bonds	6.125%	03/15/19	1,000	1,176,363
Entergy Corp., Sr. Unsec’d. Notes	4.700%	01/15/17	900	954,160
Indiana Michigan Power Co., Sr. Unsec’d. Notes	7.000%	03/15/19	2,000	2,402,980
NextEra Energy Capital Holdings, Inc., Gtd. Notes(a)	4.500%	06/01/21	7,000	7,338,205
PPL Electric Utilities Corp., First Mortgage Bonds	3.000%	09/15/21	5,000	5,025,095
PSEG Power LLC, Gtd. Notes	2.750%	09/15/16	1,560	1,621,275
Southern Co. (The), Sr. Unsec’d. Notes	2.450%	09/01/18	1,575	1,597,327
TransAlta Corp. (Canada), Sr. Unsec’d. Notes	4.750%	01/15/15	1,200	1,236,005
Virginia Electric and Power Co., Sr. Unsec’d. Notes	2.950%	01/15/22	2,505	2,473,247

				28,931,727

Energy - Integrated — 0.3%
Continental Resources, Inc., Gtd. Notes	4.500%	04/15/23	2,500	2,589,180
Petro-Canada (Canada), Sr. Unsec’d. Notes	6.050%	05/15/18	650	748,471

				3,337,651

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Energy - Other — 3.8%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.375%	09/15/17	6,000	$6,868,890
Cameron International Corp., Sr. Unsec’d. Notes	3.600%	04/30/22	1,400	1,389,851
Cameron International Corp., Sr. Unsec’d. Notes	4.500%	06/01/21	935	1,001,420
Covanta Holding Corp., Sr. Unsec’d. Notes(a)	7.250%	12/01/20	3,600	3,933,000
Kerr-McGee Corp., Gtd. Notes	6.950%	07/01/24	2,000	2,425,180
Nabors Industries, Inc., Gtd. Notes	4.625%	09/15/21	7,450	7,696,640
Nabors Industries, Inc., Gtd. Notes	6.150%	02/15/18	2,500	2,828,170
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150%	12/15/21	6,935	7,306,404
Transocean, Inc., Gtd. Notes	2.500%	10/15/17	2,100	2,113,534
Weatherford International LLC, Gtd. Notes	6.350%	06/15/17	500	565,765
Weatherford International Ltd., Gtd. Notes	5.125%	09/15/20	6,100	6,637,849
Weatherford International Ltd., Gtd. Notes	7.000%	03/15/38	500	589,752
Weatherford International Ltd., Gtd. Notes	9.625%	03/01/19	1,300	1,687,638

				45,044,093

Foods — 1.0%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	2.625%	01/17/23(h)	5,000	4,698,715
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.375%	01/15/20	4,720	5,418,484
Delhaize Group SA (Belgium), Gtd. Notes(a)	6.500%	06/15/17	1,000	1,133,490

				11,250,689

Healthcare & Pharmaceutical — 2.0%
Amgen, Inc., Sr. Unsec’d. Notes	3.875%	11/15/21	6,470	6,748,398
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.400%	12/01/21	4,980	5,380,243
HCA, Inc., Sr. Unsec’d. Notes(a)	6.375%	01/15/15	3,285	3,408,188
HCA, Inc., Sr. Unsec’d. Notes, MTN	9.000%	12/15/14	1,910	2,005,500
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes(a)	3.750%	08/23/22	870	864,132
Life Technologies Corp., Sr. Unsec’d. Notes	4.400%	03/01/15	1,000	1,032,330
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125%	07/01/52	125	111,155
VPII Escrow Corp., Gtd. Notes, 144A	6.750%	08/15/18	3,600	3,960,000

				23,509,946

Healthcare Insurance — 1.9%
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	06/01/21	7,000	7,469,245
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.700%	02/15/21(h)	6,500	7,170,553
WellPoint, Inc., Sr. Unsec’d. Notes	3.125%	05/15/22	1,815	1,736,891
WellPoint, Inc., Sr. Unsec’d. Notes	3.300%	01/15/23	6,650	6,377,244

				22,753,933

Insurance — 4.8%
American International Group, Inc., Sr. Unsec’d. Notes	4.875%	06/01/22	5,000	5,475,110
American International Group, Inc., Sr. Unsec’d. Notes(a)	6.400%	12/15/20	875	1,042,512
American International Group, Inc., Sr. Unsec’d. Notes	8.250%	08/15/18(h)	3,000	3,749,973
AON Corp. (United Kingdom), Gtd. Notes	3.500%	09/30/15	1,100	1,141,947
Axis Capital Holdings Ltd., Sr. Unsec’d. Notes	5.750%	12/01/14	3,750	3,879,289
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.950%	05/01/22	5,835	6,245,679
Lincoln National Corp., Sr. Unsec’d. Notes	4.200%	03/15/22	3,500	3,667,604
Lincoln National Corp., Sr. Unsec’d. Notes	4.300%	06/15/15	1,335	1,388,547
Lincoln National Corp., Sr. Unsec’d. Notes	4.850%	06/24/21	6,630	7,256,767

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)
Markel Corp., Sr. Unsec’d. Notes	3.625%	03/30/23	355	$345,174
Markel Corp., Sr. Unsec’d. Notes	4.900%	07/01/22	2,510	2,680,916
MetLife, Inc., Sr. Unsec’d. Notes(a)	4.750%	02/08/21(h)	8,850	9,845,669
Pacific LifeCorp., Sr. Unsec’d. Notes, 144A	6.000%	02/10/20	1,500	1,711,180
Principal Financial Group, Inc., Gtd. Notes	3.125%	05/15/23	3,500	3,338,996
Principal Financial Group, Inc., Gtd. Notes	3.300%	09/15/22	2,650	2,582,218
Swiss Re Treasury (US) Corp., Gtd. Notes, 144A	2.875%	12/06/22	1,185	1,116,829
WR Berkley Corp., Sr. Unsec’d. Notes	4.625%	03/15/22	690	724,652
WR Berkley Corp., Sr. Unsec’d. Notes	5.375%	09/15/20	515	566,209

				56,759,271

Lodging — 0.6%
Choice Hotels International, Inc., Gtd. Notes	5.750%	07/01/22	4,000	4,240,000
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%	09/15/22	1,320	1,271,226
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	4.250%	03/01/22	1,000	1,011,465

				6,522,691

Media & Entertainment — 2.8%
21st Century Fox America, Inc., Gtd. Notes(a)	4.000%	10/01/23	3,685	3,750,818
CBS Corp., Gtd. Notes (original cost $1,943,964; purchased 02/12/10)(f)(g)	8.875%	05/15/19	1,650	2,115,444
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(a)	6.500%	04/30/21	3,190	3,381,400
CSC Holdings LLC, Sr. Unsec’d. Notes(a)	7.625%	07/15/18	3,000	3,487,500
Discovery Communications LLC, Gtd. Notes	4.375%	06/15/21	6,011	6,356,891
News America, Inc., Gtd. Notes	6.150%	03/01/37	390	450,976
News America, Inc., Gtd. Notes(a)	6.150%	02/15/41	35	41,166
RR Donnelley & Sons Co., Sr. Unsec’d. Notes(a)	8.600%	08/15/16	3,000	3,472,500
Time Warner, Inc., Gtd. Notes	4.000%	01/15/22	2,825	2,925,384
Time Warner, Inc., Gtd. Notes	4.750%	03/29/21	265	289,943
Time Warner, Inc., Gtd. Notes	4.875%	03/15/20	1,500	1,653,783
Viacom, Inc., Sr. Unsec’d. Notes	3.125%	06/15/22	4,000	3,853,740
Viacom, Inc., Sr. Unsec’d. Notes(a)	4.500%	03/01/21	1,230	1,320,957

				33,100,502

Metals & Mining — 0.9%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes(a)	3.850%	09/30/23	4,490	4,599,772
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	3.750%	09/20/21	3,445	3,548,078
Teck Resources Ltd. (Canada), Gtd. Notes	3.850%	08/15/17	1,015	1,071,785
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	5.800%	11/15/16	1,600	1,761,533

				10,981,168

Non-Captive Finance — 2.3%
Discover Financial Services, Sr. Unsec’d. Notes	5.200%	04/27/22	3,468	3,714,290
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(a)	3.100%	01/09/23	15,035	14,712,499
International Lease Finance Corp., Sr. Unsec’d. Notes	5.750%	05/15/16	275	295,798
SLM Corp., Sr. Unsec’d. Notes, MTN(a)	6.000%	01/25/17	8,270	9,014,300

				27,736,887

Packaging — 0.1%
Rock Tenn Co., Gtd. Notes(a)	4.000%	03/01/23	725	728,997

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Paper — 1.0%
International Paper Co., Sr. Unsec’d. Notes(a)	4.750%	02/15/22	5,000	$5,406,240
International Paper Co., Sr. Unsec’d. Notes	7.500%	08/15/21	2,050	2,579,154
MeadWestvaco Corp., Sr. Unsec’d. Notes	7.375%	09/01/19	3,000	3,587,772

				11,573,166

Pipelines & Other — 3.5%
Atmos Energy Corp., Sr. Unsec’d. Notes	8.500%	03/15/19	2,735	3,489,912
El Paso Pipeline Partners Operating Co. LLC, Gtd. Notes	5.000%	10/01/21	4,200	4,447,351
Enterprise Products Operating LLC, Gtd. Notes	3.900%	02/15/24	3,295	3,312,223
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	3.950%	09/01/22	7,850	7,808,458
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes(a)	4.150%	02/01/24	2,000	1,988,036
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	1,885	2,020,477
ONEOK Partners LP, Gtd. Notes(a)	3.375%	10/01/22	3,715	3,581,795
ONEOK Partners LP, Gtd. Notes(a)	5.000%	09/15/23	2,525	2,706,742
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	8.750%	05/01/19	1,020	1,303,617
Spectra Energy Partners LP, Sr. Unsec’d. Notes	4.750%	03/15/24	4,340	4,573,097
Williams Partners LP, Sr. Unsec’d. Notes	4.125%	11/15/20	6,500	6,748,989

				41,980,697

Railroads — 1.8%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.050%	09/01/22	5,075	4,861,617
Canadian Pacific Railway Ltd. (Canada), Sr. Unsec’d. Notes.	4.500%	01/15/22	6,950	7,383,395
CSX Corp., Sr. Unsec’d. Notes	7.900%	05/01/17	1,923	2,259,425
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.900%	06/15/19	6,000	6,953,316

				21,457,753

Real Estate Investment Trusts (REITs) — 1.0%
ProLogis LP, Gtd. Notes	6.875%	03/15/20	120	141,719
Simon Property Group LP, Sr. Unsec’d. Notes	2.800%	01/30/17	2,325	2,423,338
Simon Property Group LP, Sr. Unsec’d. Notes	3.375%	03/15/22	515	520,610
Simon Property Group LP, Sr. Unsec’d. Notes	6.125%	05/30/18	2,250	2,617,369
Weyerhaeuser Co., Sr. Unsec’d. Notes(a)	4.625%	09/15/23	6,040	6,298,566

				12,001,602

Retailers — 2.1%
CVS Caremark Corp., Sr. Unsec’d. Notes	4.125%	05/15/21	7,000	7,452,851
Kohl’s Corp., Sr. Unsec’d. Notes(a)	6.250%	12/15/17	2,375	2,731,445
Lowe’s Cos, Inc., Sr. Unsec’d. Notes(a)	3.875%	09/15/23	3,990	4,111,839
Macy’s Retail Holdings, Inc., Gtd. Notes	2.875%	02/15/23	5,000	4,681,660
Macy’s Retail Holdings, Inc., Gtd. Notes(a)	3.875%	01/15/22	1,330	1,371,273
Nordstrom, Inc., Sr. Unsec’d. Notes(a)	4.000%	10/15/21	2,250	2,369,999
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.250%	04/15/21	2,000	2,179,372

				24,898,439

Technology — 1.0%
Apple, Inc., Sr. Unsec’d. Notes(a)	2.400%	05/03/23	4,000	3,709,112
Fiserv, Inc., Gtd. Notes.	3.125%	10/01/15	1,585	1,632,921
International Business Machines Corp., Sr. Unsec’d. Notes(a)	3.375%	08/01/23	3,075	3,075,052

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Technology (cont’d.)
Xerox Corp., Sr. Unsec’d. Notes	4.250%	02/15/15	1,040	$1,071,561
Xerox Corp., Sr. Unsec’d. Notes	6.750%	02/01/17	1,925	2,190,569

				11,679,215

Telecommunications — 4.3%
America Movil SAB de CV (Mexico), Gtd. Notes	2.375%	09/08/16	7,605	7,825,545
AT&T, Inc., Sr. Unsec’d. Notes	3.875%	08/15/21	3,500	3,650,486
AT&T, Inc., Sr. Unsec’d. Notes	5.600%	05/15/18	1,330	1,508,047
Embarq Corp., Sr. Unsec’d. Notes (original cost $6,932,400; purchased 02/03/09-08/04/09)(f)(g)	7.082%	06/01/16	7,140	7,954,995
Orange SA (France), Sr. Unsec’d. Notes	2.750%	09/14/16	5,050	5,234,466
Telecom Italia Capital SA (Italy), Gtd. Notes	6.999%	06/04/18	1,000	1,133,750
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.150%	09/15/23	19,650	21,503,368
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes.	5.625%	02/27/17	1,500	1,684,078

				50,494,735

Tobacco — 1.3%
Altria Group, Inc., Gtd. Notes	4.750%	05/05/21	7,000	7,639,303
Lorillard Tobacco Co., Gtd. Notes(a)	8.125%	06/23/19	865	1,069,186
Philip Morris International, Inc., Sr. Unsec’d. Notes(a)	2.500%	08/22/22	2,525	2,373,699
Philip Morris International, Inc., Sr. Unsec’d. Notes(a)	4.125%	05/17/21	4,500	4,860,004

				15,942,192

TOTAL CORPORATE BONDS (cost $667,601,106)				702,992,113

MUNICIPAL BONDS — 4.3%

Arizona — 0.6%
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, Series A, BABs	4.839%	01/01/41	6,500	7,075,055

California — 1.5%
Bay Area Toll Authority, California Toll Bridge, Revenue Bonds, BABs	6.263%	04/01/49	5,430	7,020,718
Los Angeles Department of Water & Power, Revenue Bonds, BABs	6.574%	07/01/45	3,065	4,062,474
San Francisco City & County Public Utilities Commission, Revenue Bonds, BABs	6.000%	11/01/40	2,000	2,384,560
State of California, BABs, GO	7.625%	03/01/40	800	1,116,472
State of California, Taxable Var. Purp. 3. GO	5.950%	04/01/16	2,500	2,748,100

				17,332,324

Colorado — 0.3%
Regional Transportation District Co. Sales Tax, Revenue Bonds, Series B, BABs	5.844%	11/01/50	2,895	3,614,321

Massachusetts — 0.1%
Massachusetts State Water Pollution Abatement, BABs	5.192%	08/01/40	1,400	1,527,232

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New Jersey — 0.1%
Rutgers NJ State University, Revenue Bonds, BABs	5.665%	05/01/40	750	$883,320

New York — 0.5%
New York City Municipal Water Finance Authority, BABs	6.011%	06/15/42	2,010	2,466,431
New York City Transitional Finance Authority, Future Tax Secured Bonds, BABs	5.767%	08/01/36	3,000	3,555,150

				6,021,581

Ohio — 0.3%
Ohio State University (The), Revenue Bonds, BABs	4.910%	06/01/40	1,300	1,413,802
Ohio State Water Development Authority, Revenue Bonds, BABs, Series B-2	4.879%	12/01/34	2,000	2,157,400

				3,571,202

Oregon — 0.1%
Oregon State Department of Transportation, BABs, Series A	5.834%	11/15/34	500	610,379

Pennsylvania — 0.4%
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, BABs	5.511%	12/01/45	4,000	4,567,600

Tennessee — 0.1%
Metropolitan Gov’t. of Nashville & Davidson County Convention Center, BABs	6.731%	07/01/43	1,000	1,189,830

Texas — 0.1%
San Antonio Electric & Gas, Revenue Bonds	4.427%	02/01/42	1,750	1,775,550

Washington — 0.2%
Central Puget Sound Regional Transit Authority, BABs	5.491%	11/01/39	2,330	2,713,937

TOTAL MUNICIPAL BONDS (cost $51,216,931)				50,882,331

NON-CORPORATE FOREIGN AGENCIES — 3.5%
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	4.000%	01/29/21	5,000	5,257,525
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A(a)	9.250%	04/23/19	5,000	5,900,000
Intesa Sanpaolo SpA (Italy), Bank Gtd. Notes	3.125%	01/15/16	1,550	1,586,904
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	1.125%	05/23/18	3,884	3,801,348
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	3.875%	05/04/17	5,200	5,558,015
Petrobras International Finance Co. (Brazil), Gtd. Notes	5.375%	01/27/21	12,235	12,373,512
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	01/21/21	5,000	5,462,500
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes(a)	3.000%	01/18/23	2,090	2,018,455

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $41,583,026)				41,958,259

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate		Maturity Date		Principal Amount (000)#	Value

SOVEREIGNS — 3.2%
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes(a)	5.625%		01/07/41		10,675	$10,813,775
Canada Government International Bond (Canada), Sr. Unsec’d. Notes(a)	1.625%		02/27/19		2,445	2,428,858
Indonesia Government International Bond (Indonesia), RegS	4.875%		05/05/21		4,400	4,510,000
Italy Government International Bond (Italy), Sr. Unsec’d. Notes(a)	5.250%		09/20/16		2,000	2,168,620
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	6.050%		01/11/40		6,150	6,995,625
Republic of Indonesia (Indonesia), Sr. Unsec’d. Notes, 144A	3.750%		04/25/22		3,500	3,303,125
Russian Foreign Bond - Eurobond (Russia), Sr. Unsec’d. Notes, 144A	7.500%		03/31/30		6,850	7,791,875

TOTAL SOVEREIGNS (cost $39,105,221)						38,011,878

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.0%
Federal Home Loan Mortgage Corp.(a)	2.375%		01/13/22		4,620	4,525,230
Federal National Mortgage Assoc.(a)	1.875%		02/19/19		6,895	6,916,816
Government National Mortgage Assoc	4.000%		06/15/41-09/15/41		420	441,933

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $11,692,544)						11,883,979

U.S. TREASURY OBLIGATIONS — 10.2%
U.S. Treasury Notes	1.000%		09/30/19		4,795	4,565,741
U.S. Treasury Notes(a)	1.500%		02/28/19		31,280	30,967,200
U.S. Treasury Notes	2.000%		02/28/21		19,275	18,909,083
U.S. Treasury Notes(a)	2.750%		02/15/24		29,385	29,449,294
U.S. Treasury Strips Coupon	2.840%	(s)	05/15/24	(h)(k)	50,000	37,163,200

TOTAL U.S. TREASURY OBLIGATIONS (cost $121,184,764)						121,054,518

TOTAL LONG-TERM INVESTMENTS (cost $1,185,844,335)						1,227,588,399

		Shares

SHORT-TERM INVESTMENTS — 18.4%

AFFILIATED MONEY MARKET MUTUAL FUND — 18.3%
Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund (cost $218,210,780; includes $213,087,917 of cash collateral received for securities on loan)(b)(w)		218,210,780	218,210,780

	Counterparty	Notional Amount (000)#

OPTIONS PURCHASED*(j) — 0.1%

Call Options
5 Year U.S. Treasury Notes Futures, expiring 05/23/14, Strike Price $118.25		17,200	180,062
Interest Rate Swap Options,
Receive a fixed rate of 2.00% and pay a floating rate based on 3 month LIBOR, expiring 04/24/14	Barclays Capital Group	53,330	—
Receive a fixed rate of 2.00% and pay a floating rate based on 3 month LIBOR, expiring 04/24/14	Citigroup Global Markets	65,360	—

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

		Notional
		Amount
	Counterparty	(000)#	Value

OPTIONS PURCHASED*(j) (Continued)

Call Options (cont’d)
Receive a fixed rate of 2.00% and pay a floating rate based on 3 month LIBOR, expiring 04/24/14	Citigroup Global Markets	65,360	$—
Receive a fixed rate of 3.20% and pay a floating rate based on 3 month LIBOR, expiring 09/12/14	Citigroup Global Markets	8,190	216,757
Receive a fixed rate of 3.20% and pay a floating rate based on 3 month LIBOR, expiring 09/12/14	Citigroup Global Markets	4,910	129,948
Receive a fixed rate of 3.20% and pay a floating rate based on 3 month LIBOR, expiring 09/18/14	Citigroup Global Markets	8,190	216,126

TOTAL OPTIONS PURCHASED (cost $974,705)			742,893

TOTAL SHORT-TERM INVESTMENTS (cost $219,185,485)			218,953,673

TOTAL INVESTMENTS — 121.7% (cost $1,405,029,820)			1,446,542,072
Liabilities in excess of other assets(x) — (21.7)%			(258,165,806)

NET ASSETS — 100.0%			$1,188,376,266

The following abbreviations are used in the Portfolio descriptions:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
BABs	Build America Bonds
CDO	Collateralized Debt Obligations
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligations
CMBS	Commercial Mortgage Backed Security
FHLMC	Federal Home Loan Mortgage Corporation
GO	General Obligation
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $208,159,604; cash collateral of $213,087,917 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2014.
(f)	Indicates a restricted security; the aggregate cost of such securities is $10,848,506. The aggregate value of $12,086,482 is approximately 1.0% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(j)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2014.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Financial futures contracts open at March 31, 2014:

Number			Value at		Unrealized
of		Expiration	Trade	Value at	Appreciation
Contracts	Type	Date	Date	March 31, 2014	(Depreciation)(1)
Long Positions:
448	5 Year U.S. Treasury Notes	Jun. 2014	$53,176,487	$53,291,000	$114,513
3,236	10 Year U.S. Treasury Notes	Jun. 2014	402,012,493	399,646,000	(2,366,493)

					(2,251,980)

Short Positions:
619	2 Year U.S. Treasury Notes	Jun. 2014	136,029,480	135,909,188	120,292
251	20 Year U.S. Treasury Bonds	Jun. 2014	33,432,128	33,437,906	(5,778)
406	30 Year U.S. Treasury Bonds	Jun. 2014	57,425,004	58,654,313	(1,229,309)

					(1,114,795)

					$(3,366,775)

(1) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2014.

Interest rate swap agreements outstanding at March 31, 2014:

					Upfront
Notional					Premiums	Unrealized
Amount	Termination	Fixed	Floating	Fair	Paid	Appreciation
(000)#	Date	Rate	Rate	Value	(Received)	(Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
88,500	05/01/16	2.848%	3 month LIBOR(2)	$(5,178,886)	$—	$(5,178,886)	Barclays Capital Group
48,000	08/11/16	1.456%	3 month LIBOR(1)	924,439	—	924,439	Deutsche Bank
290,000	11/18/16	1.315%	3 month LIBOR(1)	4,983,291	—	4,983,291	Barclays Capital Group
221,825	11/30/16	0.950%	3 month LIBOR(2)	(1,225,972)	—	(1,225,972)	Citigroup Global Markets
3,884	05/17/18	0.989%	3 month LIBOR(2)	65,123	—	65,123	Credit Suisse First Boston Corp.
25,000	08/08/18	1.980%	3 month LIBOR(1)	491,962	—	491,962	Bank of America
278,003	05/21/19	1.485%	3 month LIBOR(1)	(3,730,864)	—	(3,730,864)	JPMorgan Chase
25	10/02/19	1.291%	3 month LIBOR(1)	(759)	—	(759)	Barclays Capital Group
16,817	11/15/19	4.546%	3 month LIBOR(2)	(7,441,064)	—	(7,441,064)	Deutsche Bank
27,616	05/15/20	4.246%	3 month LIBOR(2)	(11,017,785)	—	(11,017,785)	Deutsche Bank
26,502	05/15/21	4.419%	3 month LIBOR(2)	(11,510,926)	—	(11,510,926)	Deutsche Bank
26,415	05/15/21	4.446%	3 month LIBOR(2)	(11,601,809)	—	(11,601,809)	Deutsche Bank
540,000	10/05/21	1.971%	3 month LIBOR(1)	(13,819,594)	—	(13,819,594)	JPMorgan Chase
500,000	10/17/21	2.330%	3 month LIBOR(2)	(178,184)	—	(178,184)	Citigroup Global Markets

				$(59,241,028)	$—	$(59,241,028)

Notional						Unrealized
Amount	Termination	Fixed	Floating	Value at	Value at	Appreciation
(000)#	Date	Rate	Rate	Trade Date	March 31, 2014	(Depreciation)(3)
Exchange-traded swap agreements:
10	02/18/16	0.450%	3 month LIBOR(1)	$150	$(10)	$(160)
170,000	11/23/17	0.810%	3 month LIBOR(2)	—	2,461,904	2,461,904
71,515	08/31/18	1.625%	3 month LIBOR(2)	(207,501)	178,920	386,421
77,650	02/15/21	2.375%	3 month LIBOR(2)	19,815	202,363	182,548
7,505	01/13/22	2.480%	3 month LIBOR(2)	195	20,303	20,108
5,240	01/22/22	2.785%	3 month LIBOR(2)	181	(100,542)	(100,723)
250	05/09/23	1.955%	3 month LIBOR(1)	—	(16,107)	(16,107)
40,130	08/05/23	4.210%	3 month LIBOR(1)	331	475,151	474,820
16,090	10/28/23	4.029%	3 month LIBOR(1)	222	36,848	36,626

				$(186,607)	$3,258,830	$3,445,437

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

(3) The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2014.

# Notional amount is shown in U.S. dollars unless otherwise stated.

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Credit default swap agreements outstanding at March 31, 2014:

					Upfront
			Notional		Premiums	Unrealized
	Termination	Fixed	Amount	Fair	Paid	Appreciation
Reference Entity/Obligation	Date	Rate	(000)#(4)	Value(5)	(Received)	(Depreciation)(6)	Counterparty
Over-the-counter credit default swaps on corporate issues – Buy Protection(1):
Centex Corp.	06/20/14	1.000%	3,000	$(7,391)	$(19,129)	$11,738	Credit Suisse First Boston Corp.
RR Donnelley & Sons Co.	09/20/16	1.000%	3,000	(23,349)	377,450	(400,799)	JPMorgan Chase
Westvaco Corp.	09/20/19	1.000%	3,000	924	59,551	(58,627)	JPMorgan Chase

				$(29,816)	$417,872	$(447,688)

				Implied Credit		Upfront
			Notional	Spread at		Premiums
Reference	Termination	Fixed	Amount	March 31,	Fair	Paid	Unrealized
Entity/Obligation	Date	Rate	(000)#(4)	2014(3)	Value(5)	(Received)	Appreciation(6)	Counterparty
Over-the-counter credit default swaps on corporate issues – Sell Protection(2):
Berkshire Hathaway Finance Corp.	03/20/15	1.000%	5,000	0.979%	$45,871	$(94,368)	$140,239	Deutsche Bank

			Notional		Value at
	Termination	Fixed	Amount	Value at	March 31,	Unrealized
Reference Entity/Obligation	Date	Rate	(000)#(4)	Trade Date	2014	Depreciation(6)
Exchange-traded credit default swaps on indices – Buy Protection(1):
CDX.NA.IG.22	06/20/19	1.000%	225,000	$(3,446,089)	$(3,448,738)	$(2,649)

The Portfolio entered into credit default swaps as the protection seller on corporate issues and credit indices to take an active short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of March 31, 2014.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Debt Obligations	$—	$486,530	$—
Collateralized Loan Obligations	—	7,927,903	—
Non-Residential Mortgage-Backed Securities	—	26,324,895	—
Residential Mortgage-Backed Securities	—	23,809,557	—
Commercial Mortgage-Backed Securities	—	202,256,436	—
Corporate Bonds	—	700,309,304	2,682,809
Municipal Bonds	—	50,882,331	—
Non-Corporate Foreign Agencies	—	41,958,259	—
Sovereigns	—	38,011,878	—
U.S. Government Agency Obligations	—	11,883,979	—
U.S. Treasury Obligations	—	121,054,518	—
Options Purchased	180,062	562,831	—
Affiliated Money Market Mutual Fund	218,210,780	—	—
Other Financial Instruments*
Futures Contracts	(3,366,775)	—	—
Interest Rate Swaps	—	(55,795,591)	—
Credit Default Swaps	—	(310,098)	—

Total	$215,024,067	$1,169,362,732	$2,682,809

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 88.9%
COMMON STOCKS — 50.1%
Australia — 0.4%
Australia & New Zealand Banking Group Ltd	22,740	$699,552
BHP Billiton Ltd.	106,700	3,616,634
Challenger Ltd.	75,583	449,695
Dexus Property Group, REIT	475,158	468,570
Goodman Group, REIT	246,781	1,085,386
Incitec Pivot Ltd.	171,237	470,915
Mirvac Group, REIT	373,677	590,517
Rio Tinto Ltd.	27,100	1,598,436
Westfield Group, REIT	183,546	1,748,326

		10,728,031

Belgium — 0.2%
Anheuser-Busch InBev NV	25,600	2,696,086
bpost SA	18,698	418,591
Solvay SA	15,535	2,440,332
Warehouses De Pauw SCA, REIT	2,613	196,319

		5,751,328

Bermuda
Teekay Corp.	19,140	1,076,434

Brazil — 0.6%
AMBEV SA, ADR(a)	538,600	3,991,026
Arteris SA	79,470	637,091
Banco do Brasil SA	225,710	2,257,100
Embraer SA	266,180	2,360,309
Even Construtora e Incorporadora SA	137,135	454,498
EZ TEC Empreendimentos e Participacoes SA	39,520	487,512
Grendene SA	44,680	308,172
JBS SA.	186,880	637,484
Kroton Educacional SA	46,660	1,012,989
M Dias Branco SA	25,260	1,012,515
Petroleo Brasileiro SA, ADR	58,100	805,847
Porto Seguro SA	64,120	889,598
Telefonica Brasil SA, ADR(a)	111,050	2,358,702
Tim Participacoes SA	213,120	1,105,519

		18,318,362

Canada — 0.4%
Alimentation Couche Tard, Inc. (Class B Stock)	4,876	394,358
Allied Properties Real Estate Investment Trust, REIT	20,300	633,514
Brookfield Asset Management, Inc. (Class A Stock)	27,080	1,106,218
Brookfield Residential Properties, Inc.*	48,800	1,023,336
Canadian Imperial Bank of Commerce	4,980	429,077
Canadian Pacific Railway Ltd.	20,424	3,072,382
Canadian Real Estate Investment Trust, REIT	19,400	790,916
First Capital Realty, Inc.	10,266	162,974
First Quantum Minerals Ltd.	65,075	1,202,607
Magna International, Inc.	4,632	445,309
Methanex Corp.	6,618	423,480
Novadaq Technologies, Inc.*	82,944	1,847,992
Open Text Corp.	9,532	455,432
Suncor Energy, Inc.	16,431	573,859

	Shares	Value
COMMON STOCKS (Continued)
Canada (cont’d.)
Toronto-Dominion Bank (The)	14,420	$676,064

		13,237,518

China — 1.9%
ANTA Sports Products Ltd.	304,000	507,468
Baidu, Inc., ADR*	5,890	897,518
Bank of China Ltd. (Class H Stock)	9,260,000	4,113,969
China Construction Bank Corp. (Class H Stock)	9,844,000	6,909,913
China Merchants Bank Co. Ltd. (Class H Stock)	946,224	1,721,258
China Mobile Ltd.	564,000	5,178,328
China Oilfield Services Ltd. (Class H Stock)	724,000	1,707,041
China Overseas Land & Investment Ltd	1,100,000	2,858,107
China Petroleum & Chemical Corp. (Class H Stock)	4,235,400	3,788,407
China Telecom Corp. Ltd. (Class H Stock)	5,288,000	2,440,235
CNOOC Ltd. (Class H Stock)	2,843,000	4,304,367
Geely Automobile Holdings Ltd.	3,450,000	1,360,186
Giant Interactive Group, Inc., ADR	90,130	1,042,804
Great Wall Motor Co. Ltd. (Class H Stock)	479,500	2,415,666
Guangzhou R&F Properties Co. Ltd. (Class H Stock)	625,200	905,065
Industrial & Commercial Bank of China Ltd. (Class H Stock)	9,533,000	5,876,905
Lenovo Group Ltd.	1,800,000	1,991,017
NetEase, Inc., ADR(a)	26,150	1,759,895
Perfect World Co. Ltd., ADR	34,020	703,193
Ping An Insurance Group Co. (Class H Stock)	457,000	3,798,068
Shenzhen International Holdings Ltd.	481,250	603,845
Weichai Power Co. Ltd. (Class H Stock)	273,000	1,036,541
WuXi PharmaTech Cayman, Inc., ADR*	16,070	592,340

		56,512,136

Denmark — 0.1%
Novo Nordisk A/S (Class B Stock)	35,800	1,630,055
Pandora A/S	7,806	515,183
TDC A/S	50,145	463,573

		2,608,811

Finland — 0.1%
Outokumpu OYJ*	46,335	12,314
Sampo OYJ (Class A Stock)	8,584	445,595
Stora Enso OYJ (Class R Stock)	152,159	1,628,462
Technopolis PLC	41,114	238,705
UPM-Kymmene OYJ	89,232	1,526,671

		3,851,747

France — 1.6%
Accor SA	57,229	2,928,827
Altran Technologies SA*	34,530	390,188
AXA SA	128,060	3,326,857
BNP Paribas SA	32,364	2,495,250
Bouygues SA	9,735	405,657
Cap Gemini SA	6,777	513,066
Cie de Saint-Gobain	30,735	1,855,611
Credit Agricole SA*	34,662	546,285
Electricite de France SA	14,290	565,038
Essilor International SA	14,227	1,435,771
Gaztransport Et Technigaz SA*	5,050	326,917
GDF Suez	73,035	1,997,883

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
France (cont’d.)
Groupe Fnac*	1,068	$55,160
ICADE, REIT	5,515	545,250
Imerys SA	15,000	1,333,661
Kering	9,140	1,863,612
Lafarge SA	23,250	1,814,671
LVMH Moet Hennessy Louis Vuitton SA	12,880	2,334,028
Pernod-Ricard SA	12,010	1,397,672
Renault SA	5,406	525,109
Safran SA	6,439	446,094
Sanofi	30,800	3,218,591
Schneider Electric SA	52,003	4,608,860
SCOR SE	13,111	459,220
Societe Generale SA	5,901	363,241
Sodexo	25,603	2,683,501
Suez Environnement Co	60,245	1,223,790
Technip SA	22,700	2,340,036
Teleperformance	7,457	432,110
Total SA	18,803	1,237,706
Unibail-Rodamco SE	9,760	2,533,008
Valeo SA	3,629	511,088

		46,713,758

Germany — 1.0%
Allianz SE	32,064	5,419,448
Alstria Office REIT AG, REIT*	47,831	641,156
BASF SE	21,348	2,375,464
Bayer AG	60,791	8,232,589
Bayerische Motoren Werke AG	3,720	470,084
Continental AG	9,140	2,191,943
Daimler AG	7,359	696,157
Deutsche Lufthansa AG*	19,585	513,511
Deutsche Post AG	14,710	546,883
Deutsche Telekom AG	31,342	508,545
Freenet AG	14,096	493,369
Fresenius Medical Care AG & Co. KGaA	22,060	1,543,475
LEG Immobilien AG*	8,980	588,893
Linde AG	8,169	1,635,659
OSRAM Licht AG*	8,007	519,190
SAP AG	61,634	4,999,507

		31,375,873

Greece
OPAP SA	26,150	419,874

Hong Kong — 0.6%
Anxin-China Holdings Ltd.	1,492,000	230,989
Belle International Holdings Ltd.	392,000	391,890
Cheung Kong Holdings Ltd.	229,000	3,807,742
China Resources Cement Holdings Ltd.	674,000	532,492
Hang Lung Properties Ltd.	407,000	1,174,209
Hongkong Land Holdings Ltd.	104,000	669,240
Hutchison Whampoa Ltd.	106,000	1,406,813
Link REIT (The), REIT	78,500	387,092
New World Development Co. Ltd.	347,000	350,044
REXLot Holdings Ltd.	2,825,000	328,548
Sands China Ltd.	262,000	1,964,985
SJM Holdings Ltd.	657,000	1,850,924
Skyworth Digital Holdings Ltd.	1,562,000	860,103
Sun Hung Kai Properties Ltd.	21,000	257,867
Truly International Holdings	782,000	527,506

	Shares	Value
COMMON STOCKS (Continued)
Hong Kong (cont’d.)
Wharf Holdings Ltd. (The)	344,000	$2,206,307

		16,946,751

Hungary
Richter Gedeon Nyrt	32,900	573,889

India — 0.4%
Axis Bank Ltd., GDR, RegS	20,087	491,224
HDFC Bank Ltd., ADR	46,209	1,895,955
Infosys Ltd., ADR	61,750	3,345,615
State Bank of India, GDR	28,502	1,812,727
Tata Motors Ltd., ADR(a)	72,720	2,575,015
Wipro Ltd., ADR(a)	126,420	1,694,028

		11,814,564

Indonesia — 0.1%
Astra International Tbk PT	1,396,800	913,654
Bank Rakyat Indonesia Persero Tbk PT	1,187,800	1,009,843

		1,923,497

Ireland — 0.1%
Ryanair Holdings PLC, ADR*	3,500	205,835
Shire PLC	46,499	2,301,932
XL Group PLC	13,034	407,313

		2,915,080

Israel — 0.1%
Teva Pharmaceutical Industries Ltd., ADR	43,411	2,293,837

Italy — 0.1%
Azimut Holding SpA	15,642	558,787
Enel SpA	106,726	603,665
Unione di Banche Italiane SCpA	53,581	505,530

		1,667,982

Japan — 2.2%
Asahi Kasei Corp.	56,000	379,714
Astellas Pharma, Inc.	155,500	1,846,185
Canon, Inc.	31,500	977,629
Daikin Industries Ltd.	57,600	3,230,176
East Japan Railway Co.	23,300	1,716,221
FANUC Corp.	9,200	1,626,487
Fuji Electric Co. Ltd.	114,000	509,660
FUJIFILM Holdings Corp.	15,500	416,050
GLP J-REIT	595	598,114
Hitachi Ltd.	448,000	3,316,122
Honda Motor Co. Ltd.	71,600	2,519,365
ITOCHU Corp.	36,213	423,708
Japan Hotel REIT Investment Corp.	412	187,872
Japan Real Estate Investment Corp., REIT	202	1,016,495
Japan Tobacco, Inc.	132,500	4,158,832
Kawasaki Kisen Kaisha Ltd.	222,000	479,611
KDDI Corp.	9,700	563,231
Komatsu Ltd.	75,200	1,576,535
Kose Corp.	11,800	387,981
Kubota Corp.	144,000	1,913,838
Makita Corp.	23,000	1,266,233
Mitsubishi Corp.	104,300	1,934,746
Mitsubishi Electric Corp.	105,000	1,181,964
Mitsubishi Estate Co. Ltd.	94,000	2,232,092
Mitsui Fudosan Co. Ltd.	119,000	3,630,478
Nidec Corp.	27,800	1,704,626
Nippon Accommodations Fund, Inc.	102	341,872

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Nippon Building Fund, Inc.	94	$491,883
Nippon Meat Packers, Inc.	29,000	431,689
Nippon Paint Co. Ltd.	29,000	439,103
Nitori Holdings Co. Ltd.	10,300	446,980
Nitto Denko Corp.	49,300	2,364,128
Omron Corp.	11,900	492,383
ORIX Corp.	174,800	2,463,628
Orix JREIT, Inc., REIT	168	209,745
Shin-Etsu Chemical Co. Ltd.	27,600	1,573,365
SMC Corp.	9,200	2,426,344
Softbank Corp.	20,100	1,518,922
Sumitomo Corp.	100,700	1,280,458
Sumitomo Mitsui Financial Group, Inc.	77,600	3,326,241
Sumitomo Osaka Cement Co. Ltd.	111,000	458,685
Sumitomo Realty & Development Co. Ltd.	21,000	821,915
T&D Holdings, Inc.	44,700	532,002
TOTO Ltd.	34,000	471,302
Toyota Motor Corp.	120,200	6,778,540
Yahoo! Japan Corp.	131,600	644,700

		67,307,850

Luxembourg
APERAM*	16,702	443,019

Mexico — 0.1%
Compartamos SAB de CV	239,720	438,475
Grupo Financiero Banorte SAB de CV (Class O Stock)	325,340	2,200,166

		2,638,641

Netherlands — 0.8%
Akzo Nobel NV	27,430	2,237,214
ASML Holding NV	38,541	3,587,547
ING Groep NV, CVA*	243,211	3,458,889
Koninklijke Ahold NV	21,784	437,500
NXP Semiconductors NV*	9,243	543,581
Royal Dutch Shell PLC (Class A Stock), (XEQT)	161,336	5,895,043
Royal Dutch Shell PLC (Class A Stock), (XLON)	108,710	3,971,997
Unilever NV, CVA	53,494	2,200,466
Vastned Retail NV, REIT	15,022	739,376
VimpelCom Ltd., ADR	88,560	799,697
Wereldhave NV	2,884	245,376

		24,116,686

Norway
Norwegian Property ASA	195,816	237,093
Statoil ASA	18,684	527,164

		764,257

Poland — 0.2%
KGHM Polska Miedz SA	45,610	1,644,724
PGE SA	104,470	652,711
Polskie Gornictwo Naftowe i Gazownictwo SA	327,240	480,672
Powszechny Zaklad Ubezpieczen SA	16,960	2,410,049

		5,188,156

Portugal
EDP - Energias de Portugal SA	118,862	551,836

	Shares	Value
COMMON STOCKS (Continued)
Qatar — 0.1%
Industries Qatar QSC	18,630	$955,486
Qatar National Bank	17,600	906,766

		1,862,252

Russia — 0.6%
Aeroflot - Russian Airlines OJSC	171,180	269,720
CTC Media, Inc.	61,650	567,797
Lukoil OAO, ADR	65,880	3,684,339
Magnit OJSC	3,950	912,383
MegaFon OAO, GDR, RegS	66,160	1,860,247
Mobile Telesystems OJSC, ADR	126,120	2,205,839
Rosneft Oil Co., GDR	330,980	2,171,229
Sberbank of Russia, ADR	334,910	3,272,071
Tatneft, ADR	59,100	2,010,363

		16,953,988

Singapore — 0.1%
CapitaCommercial Trust, REIT	436,000	516,167
CapitaLand Ltd.	177,000	407,667
CapitaMalls Asia Ltd.	328,000	467,626
Global Logistic Properties Ltd.	321,000	677,451

		2,068,911

South Africa — 0.4%
Clicks Group Ltd.	102,990	641,242
Imperial Holdings Ltd..	91,410	1,634,902
MTN Group Ltd.	216,740	4,436,009
Sasol Ltd.	79,000	4,418,125
Steinhoff International Holdings Ltd.	166,020	802,959

		11,933,237

South Korea — 1.4%
E-Mart Co. Ltd.	3,460	794,434
Grand Korea Leisure Co. Ltd.	15,200	626,572
GS Home Shopping, Inc.	2,380	530,584
Halla Climate Control Corp.	30,200	1,383,403
Hankook Tire Co. Ltd.	37,590	2,138,962
Hyosung Corp.	9,470	685,086
Hyundai Mobis	4,150	1,231,300
Hyundai Motor Co.	18,490	4,371,984
Hyundai Motor Co., GDR	4,404	519,237
Kia Motors Corp.	53,190	2,972,364
KT&G Corp.	29,150	2,195,495
Mando Corp.	5,560	707,616
Partron Co. Ltd.	25,170	313,805
Samsung Electronics Co. Ltd.	1,908	2,412,043
Samsung Electronics Co. Ltd., GDR	21,410	13,401,304
SK Holdings Co. Ltd.	12,280	2,230,241
SK Hynix, Inc.*	79,780	2,707,005
SK Telecom Co. Ltd.	7,510	1,524,069
Woori Finance Holdings Co. Ltd.*	184,200	2,102,143

		42,847,647

Spain — 0.1%
Amadeus IT Holding SA (Class A Stock)	11,358	471,985
CaixaBank SA	86,792	558,687
Ferrovial SA	24,046	521,266
Grupo Catalana Occidente SA	11,249	457,609
Iberdrola SA	72,369	506,402
Repsol SA	66,861	1,707,600

		4,223,549

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Sweden — 0.1%
Atlas Copco AB (Class A Stock)	60,911	$1,758,422
Electrolux AB (Class B Stock)	26,347	576,882
NCC AB (Class B Stock)	13,093	474,175
Svenska Cellulosa AB (Class B Stock)	10,814	318,485
Svenska Handelsbanken AB (Class A Stock)	7,600	381,912
Swedbank AB (Class A Stock)	14,663	393,639
Trelleborg AB (Class B Stock)	19,180	387,099

		4,290,614

Switzerland — 1.6%
ABB Ltd.*	79,470	2,052,788
Actelion Ltd.*	3,890	368,649
Cie Financiere Richemont SA	43,091	4,116,835
Credit Suisse Group AG*	107,009	3,463,676
Georg Fischer AG*	545	422,885
Glencore International PLC*	557,641	2,876,450
Holcim Ltd.*	18,200	1,508,402
Lonza Group AG*	5,359	546,801
Nestle SA	58,500	4,403,275
Novartis AG	109,398	9,288,757
OC Oerlikon Corp. AG*	33,025	556,766
Roche Holding AG	31,027	9,331,798
SGS SA	319	786,741
Swiss Re AG*	5,295	491,451
TE Connectivity Ltd.	9,334	562,000
UBS AG*	179,672	3,718,017
Zurich Insurance Group AG*	9,410	2,889,950

		47,385,241

Taiwan — 0.9%
Advanced Semiconductor Engineering, Inc.	2,266,000	2,514,731
Catcher Technology Co. Ltd.	321,000	2,330,739
Chicony Electronics Co. Ltd.	458,650	1,191,557
Chipbond Technology Corp.	466,000	824,918
Compeq Manufacturing Co.	782,000	466,160
Fubon Financial Holding Co. Ltd.	1,960,000	2,664,813
Grand Pacific Petrochemical	565,000	343,945
Hon Hai Precision Industry Co. Ltd., GDR	202,349	1,164,862
Huaku Development Co. Ltd.*	67,000	164,347
Inventec Co. Ltd.	788,000	777,841
Kenda Rubber Industrial Co. Ltd.	251,880	602,308
Lite-On Technology Corp.	690,825	1,032,805
Pou Chen Corp.	670,000	948,149
Radiant Opto-Electronics Corp.	219,000	886,785
Realtek Semiconductor Corp.	325,390	982,730
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	473,730	9,484,075
Teco Electric and Machinery Co. Ltd.	619,000	692,727
Vanguard International Semiconductor Corp.	382,000	571,148
Wistron NeWeb Corp.	187,000	422,297
Zhen Ding Technology Holding Ltd.	178,000	458,123

		28,525,060

Thailand — 0.1%
Jasmine International PLC	2,232,300	545,604
PTT Exploration & Production PLC, NVDR	429,900	2,081,356
PTT Global Chemical PCl	463,400	1,033,186

		3,660,146

Turkey — 0.2%
Arcelik A/S	77,110	430,764

	Shares	Value
COMMON STOCKS (Continued)
Turkey (cont’d.)
Enka Insaat ve Sanayi A/S	144,360	$430,977
Eregli Demir ve Celik Fabrikalari TAS	709,130	914,691
Ford Otomotiv Sanayi A/S	43,220	440,819
Koza Altin Isletmeleri A/S	45,160	390,164
Pegasus Hava Tasimaciligi A/S*	27,900	373,048
TAV Havalimanlari Holding A/S	65,740	529,069
Tofas Turk Otomobil Fabrikasi A/S	109,910	624,280
Tupras Turkiye Petrol Rafinerileri A/S	39,740	840,683
Turk Hava Yollari	352,848	1,086,590

		6,061,085

United Arab Emirates — 0.1%
Dragon Oil PLC	67,078	633,504
First Gulf Bank PJSC	186,772	829,054

		1,462,558

United Kingdom — 2.8%
3i Group PLC	72,543	481,758
Aggreko PLC	31,000	776,608
AON PLC	6,376	537,369
Associated British Foods PLC	6,454	299,478
AstraZeneca PLC	10,127	656,499
Barclays PLC	933,459	3,632,516
Barratt Developments PLC	63,273	436,119
BG Group PLC	380,004	7,094,366
BP PLC	163,546	1,314,092
British American Tobacco PLC	113,206	6,315,239
British Land Co. PLC, REIT	179,530	1,958,893
Britvic PLC	40,125	496,664
BT Group PLC	83,914	533,667
Burberry Group PLC	76,030	1,767,635
Carillion PLC	77,670	468,439
Centrica PLC	207,730	1,142,809
Derwent London PLC, REIT	14,473	654,267
Diageo PLC, ADR	15,205	1,894,391
Hammerson PLC, REIT	126,790	1,172,133
Helical Bar PLC	56,475	351,892
Home Retail Group PLC	135,468	489,554
HSBC Holdings PLC, (QMTF)	248,980	2,521,010
HSBC Holdings PLC, (XHKG)	478,000	4,850,063
Imperial Tobacco Group PLC	65,956	2,667,086
InterContinental Hotels Group PLC	50,642	1,630,160
ITV PLC	140,459	448,766
Legal & General Group PLC	75,701	258,451
Lloyds Banking Group PLC*	375,935	470,299
Marks & Spencer Group PLC	247,440	1,862,695
Meggitt PLC	125,600	1,007,294
Old Mutual PLC	190,940	642,404
Persimmon PLC*	21,880	491,461
Petrofac Ltd.	21,810	522,861
Prudential PLC	314,854	6,666,819
Rio Tinto PLC	87,561	4,883,049
SABMiller PLC	38,148	1,907,473
Safestore Holdings PLC	207,904	821,454
Segro PLC	20,988	116,278
Signet Jewelers Ltd.	4,873	515,856
St James’s Place PLC	33,560	462,459
ST Modwen Properties PLC	81,239	541,747
Standard Chartered PLC	172,620	3,609,567
Taylor Wimpey PLC	249,088	489,632
Tesco PLC	291,000	1,435,237

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Travis Perkins PLC	17,002	$535,352
Tullow Oil PLC	75,280	940,761
Unilever PLC	54,800	2,343,759
Vodafone Group PLC	1,686,680	6,202,426
WPP PLC	141,615	2,926,046

		84,244,853

United States — 30.6%
3D Systems Corp.*(a)	3,259	192,770
Abbott Laboratories	37,363	1,438,849
Acadia Healthcare Co., Inc.*(a)	30,518	1,376,972
Accenture PLC (Class A Stock)	38,702	3,085,323
ACE Ltd.	51,948	5,145,969
Actavis PLC*	6,211	1,278,534
Acuity Brands, Inc.	39,882	5,287,157
Adobe Systems, Inc.*	85,217	5,602,166
Advance Auto Parts, Inc.	27,603	3,491,780
Aegerion Pharmaceuticals, Inc.*(a)	23,638	1,090,185
Aetna, Inc.	18,600	1,394,442
Affiliated Managers Group, Inc.*	22,320	4,465,116
Agilent Technologies, Inc.	58,914	3,294,471
Air Lease Corp.	49,893	1,860,510
Airgas, Inc.	5,659	602,740
Albemarle Corp.	24,264	1,611,615
Alcoa, Inc.(a)	264,375	3,402,507
Alexandria Real Estate Equities, Inc., REIT	8,350	605,876
Alexion Pharmaceuticals, Inc.*	24,811	3,774,497
Alleghany Corp.*	2,674	1,089,334
Allegion PLC	8,628	450,123
Allergan, Inc.	14,820	1,839,162
Alliance Data Systems Corp.*(a)	23,204	6,321,930
Allied World Assurance Co. Holdings AG	5,370	554,130
Amazon.com, Inc.*	24,603	8,279,402
American Campus Communities, Inc..	36,664	1,369,400
American Electric Power Co., Inc.	28,200	1,428,612
American Express Co.	5,988	539,100
American Homes 4 Rent (Class A Stock)	36,895	616,515
American International Group, Inc.	65,287	3,265,003
American Residential Properties, Inc., REIT*	41,300	742,574
Ameriprise Financial, Inc.	23,781	2,617,575
AmerisourceBergen Corp.	6,546	429,352
AMETEK, Inc.	8,791	452,649
Amgen, Inc.	5,547	684,167
Amphenol Corp. (Class A Stock)	39,287	3,600,654
Amtrust Financial Services, Inc.(a)	35,618	1,339,593
Anadarko Petroleum Corp	5,993	507,967
Analog Devices, Inc.	42,962	2,283,001
Andersons, Inc. (The)	7,443	440,923
Antero Resources Corp.*	33,151	2,075,253
Apache Corp.	6,778	562,235
Apartment Investment & Management Co. (Class A Stock), REIT	47,897	1,447,447
Apollo Global Management LLC	54,749	1,741,018
Apple, Inc.	19,513	10,473,407
Applied Materials, Inc.	155,974	3,184,989
Archer-Daniels-Midland Co.	12,046	522,676
Arrow Electronics, Inc.*	11,143	661,448
Artisan Partners Asset Management, Inc. (Class A Stock)	6,686	429,576
Aruba Networks, Inc.*(a)	10,954	205,387
Assurant, Inc.	4,652	302,194

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Autodesk, Inc.*	9,061	$445,620
AutoZone, Inc.*(a)	7,188	3,860,675
Avago Technologies Ltd.	79,053	5,091,804
AvalonBay Communities, Inc., REIT	26,970	3,541,701
Avery Dennison Corp.	3,544	179,574
Avnet, Inc.	10,187	474,001
Axiall Corp.	6,049	271,721
Axis Capital Holdings Ltd.	5,395	247,361
Ball Corp.	64,641	3,542,973
Bank of America Corp.	707,860	12,175,192
Baxter International, Inc.	24,428	1,797,412
BE Aerospace, Inc.*	5,136	445,753
Becton, Dickinson and Co.	4,808	562,921
Bed Bath & Beyond, Inc.*(a)	37,769	2,598,507
Berkshire Hathaway, Inc. (Class A Stock)*	5	936,751
Best Buy Co., Inc.	81,621	2,155,611
Biogen Idec, Inc.*	26,309	8,047,133
BioMed Realty Trust, Inc., REIT	22,950	470,245
Blackstone Group LP (The)	10,879	361,727
BorgWarner, Inc.	48,978	3,010,678
Boston Properties, Inc., REIT	33,614	3,849,811
BRE Properties, Inc.	2,950	185,201
Bristol-Myers Squibb Co.	132,083	6,861,712
Brixmor Property Group, Inc.	56,938	1,214,488
Broadcom Corp. (Class A Stock)	14,766	464,834
Brocade Communications Systems, Inc.*	41,319	438,395
Brookdale Senior Living, Inc.*	19,978	669,463
Brookfield Property Partners LP	12,177	227,711
Brown-Forman Corp. (Class B Stock)	1,765	158,303
Bruker Corp.*	14,029	319,721
CA, Inc.	14,095	436,522
Cabot Oil & Gas Corp.	66,411	2,250,005
Cameron International Corp.*	7,851	484,956
Capital One Financial Corp.	77,607	5,988,156
CareFusion Corp.*	8,922	358,843
Carlisle Cos., Inc.	71,301	5,657,021
CBRE Group, Inc. (Class A Stock)*	128,806	3,533,149
CBS Corp. (Class B Stock)	50,713	3,134,064
Celgene Corp.*	29,661	4,140,676
CenterPoint Energy, Inc.	17,577	416,399
Cerner Corp.*	27,867	1,567,519
Cheniere Energy, Inc.*	10,566	584,828
Chevron Corp.	18,248	2,169,870
Chipotle Mexican Grill, Inc.*	825	468,641
Chubb Corp. (The)	4,432	395,778
Ciena Corp.*(a)	82,858	1,884,191
Cigna Corp.	7,593	635,762
Cisco Systems, Inc.	197,194	4,419,118
Citigroup, Inc.	219,980	10,471,048
Citrix Systems, Inc.*(a)	29,770	1,709,691
City National Corp.	3,854	303,387
Clear Channel Outdoor Holdings, Inc. (Class A Stock)	11,468	104,473
ClubCorp Holdings, Inc.	42,400	801,360
CMS Energy Corp.	34,083	997,951
Coca-Cola Co. (The)	38,097	1,472,830
Coca-Cola Enterprises, Inc.	10,410	497,182
Cognizant Technology Solutions Corp. (Class A Stock)*	78,030	3,949,098
Comcast Corp. (Class A Stock)	119,483	5,976,540
CommScope Holding Co., Inc.*	10,215	252,106

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
CommVault Systems, Inc.*(a)	32,915	$2,137,829
Concho Resources, Inc.*	19,905	2,438,363
ConocoPhillips	13,250	932,138
CONSOL Energy, Inc.	15,300	611,235
Constellation Brands, Inc. (Class A Stock)*	6,691	568,534
CoreLogic, Inc.*	10,413	312,807
Corning, Inc.(a)	21,592	449,545
Corporate Office Properties Trust	23,100	615,384
Costco Wholesale Corp.	27,102	3,026,751
Covidien PLC	7,084	521,807
CSX Corp.	50,427	1,460,870
CubeSmart, REIT	21,600	370,656
CVS Caremark Corp.	36,876	2,760,538
DCT Industrial Trust, Inc.(a)	34,700	273,436
DDR Corp.(a)	97,440	1,605,811
DealerTrack Holdings, Inc.*(a)	33,179	1,632,075
Deckers Outdoor Corp.*	6,458	514,896
Delta Air Lines, Inc.	157,239	5,448,331
Devon Energy Corp.	49,104	3,286,531
DiamondRock Hospitality Co.	80,800	949,400
Digital Realty Trust, Inc.	13,600	721,888
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.*	23,500	1,795,870
Discover Financial Services	7,244	421,528
DISH Network Corp. (Class A Stock)*	98,890	6,151,947
Dominion Resources, Inc.	14,686	1,042,559
Douglas Emmett, Inc., REIT	8,220	223,091
Dover Corp.	29,530	2,414,077
Dow Chemical Co. (The)	12,753	619,668
Dr. Pepper Snapple Group, Inc	61,449	3,346,512
Dril-Quip, Inc.*	14,793	1,658,295
Duke Energy Corp.	26,400	1,880,208
Duke Realty Corp., REIT	40,719	687,337
Dynegy, Inc.*(a)	2,000	49,880
East West Bancorp, Inc.	100,853	3,681,135
EastGroup Properties, Inc.	8,400	528,444
Eaton Corp. PLC	42,170	3,167,811
eBay, Inc.*	80,238	4,432,347
Ecolab, Inc.	18,044	1,948,572
Edison International	37,957	2,148,746
Electronic Arts, Inc.*	121,443	3,523,061
Eli Lilly & Co.	9,335	549,458
EMC Corp.	47,483	1,301,509
Emerson Electric Co.	28,498	1,903,666
Energen Corp.	6,774	547,407
Energizer Holdings, Inc.	4,771	480,631
EnerSys, Inc.	6,248	432,924
Ensco PLC (Class A Stock)	14,741	778,030
Entercom Communications Corp. (Class A Stock)*(a)	32,880	331,102
Envision Healthcare Holdings, Inc.*	14,006	473,823
EOG Resources, Inc.	7,978	1,565,044
EQT Corp.	4,322	419,104
Equifax, Inc.	38,804	2,639,836
Equity One, Inc., REIT	44,600	996,364
Equity Residential, REIT	17,470	1,013,085
Essex Property Trust, Inc., REIT(a)	9,850	1,674,993
Excel Trust, Inc., REIT	41,500	526,220
Exelon Corp.	13,600	456,416
Expedia, Inc.	41,786	3,029,485
Extra Space Storage, Inc., REIT	30,610	1,484,891

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Exxon Mobil Corp.	146,561	$14,316,078
Facebook, Inc. (Class A Stock)*	83,989	5,059,498
Family Dollar Stores, Inc.	5,156	299,100
Federal Realty Investment Trust	650	74,568
Fidelity National Information Services, Inc.	8,400	448,980
Fifth Third Bancorp	56,382	1,293,967
First Republic Bank	25,852	1,395,749
FirstEnergy Corp.	20,320	691,490
Flowserve Corp.	47,267	3,702,897
Fluor Corp.	70,306	5,464,886
Foot Locker, Inc.	9,721	456,693
Fortune Brands Home & Security, Inc.	89,460	3,764,477
Frank’s International NV	12,146	300,978
Freeport-McMoRan Copper & Gold, Inc.	96,366	3,186,823
Freescale Semiconductor Ltd.*	10,472	255,622
GameStop Corp. (Class A Stock)	46,221	1,899,683
Gannett Co., Inc.	70,296	1,940,170
Gap, Inc. (The)	84,678	3,392,201
Garmin Ltd.(a)	8,341	460,924
Generac Holdings, Inc.(a)	14,944	881,247
General Growth Properties, Inc., REIT(a)	127,010	2,794,220
General Mills, Inc.	30,576	1,584,448
General Motors Co.	150,100	5,166,442
Genuine Parts Co.	11,190	971,851
Gilead Sciences, Inc.*	90,410	6,406,453
Google, Inc. (Class A Stock)*	18,252	20,342,036
Great Plains Energy, Inc.	15,130	409,115
Guidewire Software, Inc.*	5,308	260,357
Halliburton Co.	29,547	1,740,023
Hanesbrands, Inc.(a)	28,962	2,215,014
Harley-Davidson, Inc.	68,175	4,541,137
Harman International Industries, Inc.(a)	6,090	647,976
Harris Corp.	7,033	514,534
Hartford Financial Services Group, Inc. (The)	85,552	3,017,419
HCP, Inc., REIT	28,540	1,107,067
HD Supply Holdings, Inc.*	16,051	419,734
Health Care REIT, Inc., REIT	16,673	993,711
Helmerich & Payne, Inc.(a)	4,871	523,925
Henry Schein, Inc.*	2,489	297,112
Hershey Co. (The)	3,222	336,377
Hertz Global Holdings, Inc.*	94,487	2,517,134
Hess Corp.	7,019	581,735
Hewlett-Packard Co.	83,581	2,704,681
Highwoods Properties, Inc., REIT(a)	23,700	910,317
Hilton Worldwide Holdings, Inc.*	118,206	2,628,901
Home Depot, Inc. (The)	121,624	9,624,107
Honeywell International, Inc.	51,486	4,775,842
Host Hotels & Resorts, Inc., REIT(a)	101,180	2,047,883
Hubbell, Inc. (Class B Stock)	3,309	396,650
Hudson City Bancorp, Inc.	104,375	1,026,006
Humana, Inc.	41,207	4,644,853
Huntington Bancshares, Inc.	21,512	214,475
Huntington Ingalls Industries, Inc.	4,421	452,091
IDEX Corp.	7,260	529,181
Illinois Tool Works, Inc.	18,040	1,467,193
Illumina, Inc.*(a)	26,053	3,873,039
Ingersoll-Rand PLC	9,190	526,036
IntercontinentalExchange Group, Inc.	12,515	2,475,843
Invesco Ltd.	79,143	2,928,291
ITT Corp.	12,787	546,772

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
J.B. Hunt Transport Services, Inc.	3,173	$228,202
Jack Henry & Associates, Inc.	10,582	590,052
Jack in the Box, Inc.*	8,338	491,442
Jarden Corp.*	14,052	840,731
Jazz Pharmaceuticals PLC*	3,358	465,687
Johnson & Johnson	169,230	16,623,462
Jones Lang LaSalle, Inc.	3,780	447,930
Juniper Networks, Inc.*	18,932	487,688
Kilroy Realty Corp.	13,160	770,913
Kimco Realty Corp., REIT(a)	98,614	2,157,674
Kinder Morgan, Inc.	49,200	1,598,508
Kirby Corp.*	32,217	3,261,972
KLA-Tencor Corp.	67,970	4,699,445
Knowles Corp.*	5,565	175,687
Kohl’s Corp.	72,283	4,105,674
Kroger Co. (The)	48,536	2,118,596
L-3 Communications Holdings, Inc.	5,898	696,849
Lam Research Corp.*	104,536	5,749,480
Laredo Petroleum, Inc.*(a)	12,602	325,888
Las Vegas Sands Corp.	28,633	2,312,974
LaSalle Hotel Properties(a)	15,750	493,132
Lazard Ltd. (Class A Stock)	53,603	2,524,165
Lear Corp.	5,617	470,255
Legg Mason, Inc.	57,921	2,840,446
Lennar Corp. (Class A Stock)(a)	7,687	304,559
Liberty Property Trust, REIT	46,800	1,729,728
LinkedIn Corp. (Class A Stock)*	7,445	1,376,878
Loews Corp.	113,130	4,983,377
Lowe’s Cos., Inc.	34,001	1,662,649
Lululemon Athletica, Inc.*(a)	59,178	3,112,171
LyondellBasell Industries NV (Class A Stock)	6,632	589,850
M&T Bank Corp.	20,748	2,516,732
Macerich Co. (The), REIT	14,750	919,367
Mack-Cali Realty Corp.	7,600	158,004
Macy’s, Inc.	9,480	562,069
Mallinckrodt PLC*	5,268	334,044
Manpowergroup, Inc.	5,676	447,439
Marathon Oil Corp.	50,363	1,788,893
Marathon Petroleum Corp.	5,765	501,786
Marriott International, Inc. (Class A Stock)(a).	29,283	1,640,434
Marsh & McLennan Cos., Inc.	111,864	5,514,895
Martin Marietta Materials, Inc.(a)	14,580	1,871,343
Marvell Technology Group Ltd.	37,463	590,042
Masco Corp.	81,747	1,815,600
MasterCard, Inc. (Class A Stock)	62,984	4,704,905
McKesson Corp.	9,521	1,681,122
Medtronic, Inc.	8,679	534,106
Merck & Co., Inc.	95,925	5,445,662
MetLife, Inc.	83,080	4,386,624
Michael Kors Holdings Ltd.*	48,288	4,503,822
Microsoft Corp.	272,616	11,174,530
Mid-America Apartment Communities, Inc.	18,200	1,242,514
Middleby Corp. (The)*	879	232,241
Mohawk Industries, Inc.*	32,911	4,475,238
Molson Coors Brewing Co. (Class B Stock) .	8,500	500,310
Mondelez International, Inc. (Class A Stock) .	60,338	2,084,678
Monsanto Co.	14,415	1,639,995
Moody’s Corp.	43,762	3,471,202
Morgan Stanley	135,983	4,238,590

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
MSC Industrial Direct Co., Inc. (Class A Stock)(a)	10,398	$899,635
Murphy USA, Inc.*	8,660	351,509
Mylan, Inc.*	9,380	458,025
National Bank Holdings Corp.	38,200	766,674
National Fuel Gas Co.	4,303	301,382
National Healthcare Corp.	15,300	853,281
Nektar Therapeutics*(a)	84,200	1,020,504
Netflix, Inc.*	6,334	2,229,758
News Corp.*	3,858	64,429
NextEra Energy, Inc.	42,099	4,025,506
NiSource, Inc.	54,588	1,939,512
Nordstrom, Inc.	3,100	193,595
Northeast Utilities	23,920	1,088,360
Northern Trust Corp.	34,444	2,258,149
Northrop Grumman Corp.	5,045	622,452
Norwegian Cruise Line Holdings Ltd.*	69,305	2,236,472
Occidental Petroleum Corp.	29,530	2,813,914
Old Dominion Freight Line, Inc.*	38,823	2,202,817
Old Republic International Corp.	73,358	1,203,071
Omnicare, Inc.	6,055	361,302
Omnicom Group, Inc.	17,400	1,263,240
Oracle Corp.	19,614	802,409
O’Reilly Automotive, Inc.*	2,583	383,291
PACCAR, Inc.	67,564	4,556,516
Packaging Corp. of America	7,763	546,282
Pall Corp.	46,255	4,138,435
Palo Alto Networks, Inc.*	28,092	1,927,111
Panera Bread Co. (Class A Stock)*	2,143	378,175
PBF Energy, Inc. (Class A Stock)(a)	48,359	1,247,662
Pebblebrook Hotel Trust	12,600	425,502
PerkinElmer, Inc.(a)	10,963	493,993
PetSmart, Inc.(a)	38,182	2,630,358
Pfizer, Inc.	204,844	6,579,589
Philip Morris International, Inc.	27,953	2,288,512
Phillips 66	63,956	4,928,449
Pinnacle Foods, Inc.	14,519	433,537
Plains All American Pipeline LP	9,373	516,640
PNC Financial Services Group, Inc. (The)	32,793	2,852,991
Post Holdings, Inc.*(a)	1,172	64,601
Precision Castparts Corp.	10,277	2,597,615
Premier, Inc.*	59,957	1,975,583
priceline.com, Inc.*	5,099	6,077,447
Principal Financial Group, Inc.	9,513	437,503
Procter & Gamble Co. (The)	79,995	6,447,597
ProLogis, Inc., REIT	91,086	3,719,041
Prosperity Bancshares, Inc.	5,658	374,277
Public Service Enterprise Group, Inc.	34,321	1,309,002
Public Storage, REIT	7,450	1,255,251
Pulte Group, Inc.	12,597	241,736
PVH Corp.	3,093	385,914
QEP Resources, Inc.	44,226	1,302,013
QUALCOMM, Inc.	78,421	6,184,280
Quanta Services, Inc.*	12,248	451,951
Questar Corp.	17,124	407,209
Ralph Lauren Corp.	6,374	1,025,768
Rayonier, Inc., REIT	46,341	2,127,515
Raytheon Co.	5,534	546,704
Realty Income Corp.(a)	20,200	825,372
Red Hat, Inc.*	8,783	465,323
Regal-Beloit Corp.	6,134	446,003

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Regency Centers Corp., REIT(a)	12,730	$649,994
Regeneron Pharmaceuticals, Inc.*	8,574	2,574,601
Reinsurance Group of America, Inc.	5,479	436,293
Rexnord Corp.*	8,404	243,548
Rite Aid Corp.*	32,692	204,979
RLJ Lodging Trust, REIT	15,100	403,774
Rock-Tenn Co. (Class A Stock)	17,182	1,813,904
Ross Stores, Inc.	11,955	855,380
Royal Caribbean Cruises Ltd.	16,032	874,706
Rush Enterprises, Inc. (Class A Stock)*(a)	39,951	1,297,608
Salix Pharmaceuticals Ltd.*(a)	3,410	353,310
SanDisk Corp.	6,125	497,289
Schlumberger Ltd.	66,887	6,521,482
Sempra Energy	55,743	5,393,693
ServiceNow, Inc.*	33,781	2,024,158
Sherwin-Williams Co. (The)	15,478	3,051,178
Sigma-Aldrich Corp.	4,979	464,939
Signature Bank*(a)	26,155	3,284,806
Silgan Holdings, Inc.	8,566	424,188
Simon Property Group, Inc., REIT	40,846	6,698,744
Sirona Dental Systems, Inc.*(a)	6,224	464,746
SL Green Realty Corp., REIT	3,770	379,337
SM Energy Co.	5,112	364,434
Snap-on, Inc.	9,119	1,034,824
Southwestern Energy Co.*	49,259	2,266,407
Spirit Airlines, Inc.*	6,609	392,575
Splunk, Inc.*	20,533	1,467,904
SPX Corp.	6,632	651,992
St. Jude Medical, Inc.	8,042	525,866
Starbucks Corp.	46,799	3,434,111
State Street Corp.	19,283	1,341,133
Stericycle, Inc.*	4,408	500,837
Sunstone Hotel Investors, Inc., REIT	26,220	360,001
SunTrust Banks, Inc.	67,016	2,666,567
SVB Financial Group*	2,865	368,955
Synaptics, Inc.*(a)	6,658	399,613
Synopsys, Inc.*	12,162	467,142
T. Rowe Price Group, Inc.	25,421	2,093,419
Tableau Software, Inc. (Class A Stock)*	3,110	236,609
Taubman Centers, Inc.	8,470	599,591
TD Ameritrade Holding Corp.	80,627	2,737,287
Teradyne, Inc.*(a)	26,257	522,252
Tesla Motors, Inc.*(a)	12,837	2,675,873
Texas Instruments, Inc.	89,818	4,234,919
Thermo Fisher Scientific, Inc.	4,328	520,399
Tiffany & Co.	3,616	311,518
Time Warner Cable, Inc.	4,605	631,714
Time Warner, Inc.	87,187	5,695,926
TJX Cos., Inc. (The)	58,999	3,578,290
Toll Brothers, Inc.*	74,142	2,661,698
Torchmark Corp	5,793	455,909
Travelers Cos., Inc. (The)	38,391	3,267,074
TreeHouse Foods, Inc.*	15,200	1,094,248
Trinity Industries, Inc.(a)	6,691	482,220
Trulia, Inc.*(a)	40,623	1,348,684
TRW Automotive Holdings Corp.*(a)	6,917	564,566
Twitter, Inc.*(a)	16,157	754,047
Tyson Foods, Inc. (Class A Stock)	11,352	499,602
U.S. Bancorp	67,450	2,890,907
UDR, Inc., REIT	20,350	525,641
Ultra Petroleum Corp.*(a)	17,406	468,047

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Union Pacific Corp.	27,135	$5,092,154
United Continental Holdings, Inc.*	65,011	2,901,441
United States Steel Corp.	26,895	742,571
United Technologies Corp.	91,625	10,705,465
UnitedHealth Group, Inc.	136,374	11,181,304
Unum Group	69,309	2,447,301
Urban Outfitters, Inc.*	8,409	306,676
Valeant Pharmaceuticals International, Inc.*	45,151	5,952,256
Valero Energy Corp.	9,768	518,681
VCA Antech, Inc.*	14,247	459,181
Ventas, Inc., REIT	39,467	2,390,516
VeriFone Systems, Inc.*	28,621	967,963
Verizon Communications, Inc., (CHI-X)	35,047	1,671,041
Verizon Communications, Inc., (NYSE)	143,443	6,823,571
Vertex Pharmaceuticals, Inc.*	32,955	2,330,577
VF Corp.	73,153	4,526,708
Visa, Inc. (Class A Stock)	23,237	5,015,939
VMware, Inc. (Class A Stock)*(a)	8,672	936,749
Vornado Realty Trust, REIT	30,218	2,978,286
W.R. Berkley Corp.	24,045	1,000,753
W.W. Grainger, Inc.	3,444	870,161
WABCO Holdings, Inc.*	3,720	392,683
Walgreen Co.	25,641	1,693,076
Wal-Mart Stores, Inc.	13,700	1,047,091
Watsco, Inc.	27,278	2,725,345
Weingarten Realty Investors, REIT(a)	9,680	290,400
Wells Fargo & Co.	365,019	18,156,045
Wendy’s Co. (The)	47,670	434,750
Westar Energy, Inc.(a)	13,565	476,945
Western Digital Corp.	5,020	460,936
Western Union Co. (The)(a)	62,600	1,024,136
Weyerhaeuser Co.	56,300	1,652,405
Whirlpool Corp.	3,734	558,084
Williams Cos., Inc. (The)	8,240	334,379
Williams-Sonoma, Inc.(a)	34,521	2,300,479
Wisconsin Energy Corp.(a)	7,996	372,214
Workday, Inc. (Class A Stock)*	26,528	2,425,455
Wyndham Worldwide Corp.	13,800	1,010,574
Wynn Resorts Ltd.	1,691	375,656
Xcel Energy, Inc.	71,966	2,184,888
Xerox Corp.	40,037	452,418
Xilinx, Inc.	31,912	1,731,864
Yahoo!, Inc.*	11,920	427,928
Yum! Brands, Inc.	1,310	98,761
Zimmer Holdings, Inc.	5,726	541,565
Zions Bancorporation	7,147	221,414

		921,913,589

TOTAL COMMON STOCKS (cost $1,303,071,268)		1,507,172,647

PREFERRED STOCKS — 1.1%
Brazil — 0.4%
Banco do Estado do Rio Grande do Sul SA (PRFC B)	100,920	578,211
Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR (PRFC)	50,110	2,192,814
Itau Unibanco Holding SA, ADR (PRFC)	290,664	4,319,267
Vale SA, ADR (PRFC)	354,540	4,414,023

		11,504,315

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
PREFERRED STOCKS (Continued)
Germany — 0.3%
Henkel AG & Co. KGaA, (PRFC)	15,000	$1,614,642
Volkswagen AG, (PRFC)	22,872	5,930,644

		7,545,286

Ireland
Xlit Ltd., Series D, 3.346%	235	202,100

Luxembourg
Arcelormittal, Series MTUS, 6.000%	28,186	675,900

United States — 0.4%
Ally Financial, Inc., Series G, 7.000%	195	193,574
Campus Crest Communities, Inc., Series A, 8.000%	7,600	191,140
CBL & Associates Properties, Inc., Series D, 7.375%	41,800	1,050,434
CBL & Associates Properties, Inc., Series E, 6.625%	4,100	98,195
CommonWealth REIT, Series E, 7.250%	39,200	986,664
Corporate Office Properties Trust, Series L, 7.375%	23,050	586,392
Crown Castle International Corp., Series A, 4.500%(a)	4,070	412,657
CubeSmart, Series A, 7.750%	32,500	836,550
DDR Corp., Series H, 7.375%	3,756	94,426
DDR Corp., Series J, 6.500%	7,650	184,059
DDR Corp., Series K, 6.250%	1,700	39,389
Duke Realty Corp., Series K, 6.500%	8,950	217,395
Duke Realty Corp., Series L, 6.600%	1,700	41,208
General Growth Properties, Inc., Series A, 6.375%	18,150	421,261
Glimcher Realty Trust, 6.875%	40,000	942,000
Glimcher Realty Trust, Series G, 8.125%	22,651	570,579
Glimcher Realty Trust, Series H, 7.500%	7,700	193,424
Goldman Sachs Group, Inc. (The), Series J, 5.500%(c)	15,000	357,600
Hudson Pacific Properties, Inc., Series B, 8.375%	1,050	27,510
MetLife, Inc., CVT, 5.000%	15,350	472,780
Morgan Stanley, Series E, 7.125%	11,000	291,830
NextEra Energy, Inc., 5.799%	10,900	588,818
NextEra Energy, Inc., CVT, 5.889%	13,030	799,130
PS Business Parks, Inc., Series S, 6.450%	4,100	98,605
PS Business Parks, Inc., Series T, 6.000%	1,400	31,500
Public Storage, Series R, 6.350%	2,350	59,243
Regency Centers Corp., Series 6, 6.625%	10,700	254,660
Saul Centers, Inc., Series C, 6.785%	23,550	569,203
SL Green Realty Corp., Series I, 6.500%	4,300	100,620
State Street Corp., Series D, 5.900%*	325	8,414
Strategic Hotels & Resorts, Inc., Series C, 8.250%	28,000	705,880
Taubman Centers, Inc., Series J, 6.500%	16,550	391,739
Taubman Centers, Inc., Series K, 6.250%	10,800	247,752
Urstadt Biddle Properties, Inc., Series F, 7.125%	2,250	55,238
Vornado Realty LP, 7.875%	3,700	95,460
Weyerhaeuser Co., Series A, CVT, 6.375%(a)	8,490	463,554

		12,678,883

TOTAL PREFERRED STOCKS (cost $32,326,933)		32,606,484

	Units	Value
RIGHTS*
Hong Kong
New World Development Co. Ltd., expiring
04/14/14
(cost $0)	115,667	$24,226

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 3.6%
Non-Residential Mortgage-Backed Securities — 0.8%
American Credit Acceptance Receivables Trust,
Series 2013-2, Class A, 144A
1.320%	02/15/17	585	586,280
AmeriCredit Automobile Receivables Trust,
Series 2012-4, Class A3
0.670%	06/08/17	373	373,552
Series 2012-5, Class A3
0.620%	06/08/17	213	213,114
Series 2013-1, Class A3
0.610%	10/10/17	325	325,050
Series 2013-4, Class A2
0.740%	11/08/16	551	551,691
Capital Auto Receivables Asset Trust,
Series 2013-1, Class A2
0.620%	07/20/16	870	870,718
Carfinance Capital Auto Trust,
Series 2013-1A, Class A, 144A
1.650%	07/17/17	234	235,150
Series 2013-2A, Class A, 144A
1.750%	11/15/17	564	565,460
CarMax Auto Owner Trust,
Series 2012-3, Class A2
0.430%	09/15/15	60	59,984
CarNow Auto Receivables Trust,
Series 2013-1A, Class A, 144A
1.160%	10/16/17	413	412,970
CNH Equipment Trust,
Series 2012-C, Class A3
0.570%	12/15/17	812	812,736
CPS Auto Trust,
Series 2012-C, Class A, 144A
1.820%	12/16/19	190	191,094
Series 2012-D, Class A, 144A
1.480%	03/16/20	157	157,394
Series 2013-A, Class A, 144A
1.310%	06/15/20	380	378,979
Series 2013-C, Class A, 144A
1.640%	04/16/18	1,151	1,155,978
Credit Acceptance Auto Loan Trust,
Series 2012-2A, Class A, 144A
1.520%	03/16/20	317	318,689
Credit-Based Asset Servicing and Securitization LLC,
Series 2003-CB5, Class M2
2.631%(c)	11/25/33	404	385,804
Series 2004-CB5, Class M1
1.071%(c)	01/25/34	446	413,586
Exeter Automobile Receivables Trust,
Series 2012-2A, Class A, 144A
1.300%	06/15/17	156	155,868
Series 2013-1A, Class A, 144A
1.290%	10/16/17	387	388,015

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
First Investors Auto Owner Trust,
Series 2013-1A, Class A2, 144A
0.900%	10/15/18	202	$202,225
Flagship Credit Auto Trust,
Series 2013-1A, Class A, 144A
1.320%	04/16/18	501	500,982
Series 2013-2, Class A, 144A
1.940%	01/15/19	964	969,714
Ford Credit Auto Owner Trust,
Series 2012-D, Class A3
0.510%	04/15/17	484	484,299
Series 2013-C, Class A3
0.820%	12/15/17	820	823,423
GE Equipment Midticket LLC,
Series 2012-1, Class A2
0.470%	01/22/15	24	23,627
Honda Auto Receivables Owner Trust,
Series 2013-1, Class A3
0.480%	11/21/16	993	993,604
Huntington Auto Trust,
Series 2012-2, Class A2
0.380%	09/15/15	100	99,544
Hyundai Auto Receivables Trust,
Series 2013-A, Class A3
0.560%	07/17/17	1,040	1,041,146
John Deere Owner Trust,
Series 2012-B, Class A3
0.530%	07/15/16	1,545	1,545,732
Mercedes-Benz Auto Lease Trust,
Series 2013-1A, Class A3
0.590%	02/15/16	1,282	1,283,047
Mercedes-Benz Auto Receivables Trust (Germany),
Series 2012-1, Class A3
0.470%	10/17/16	2,077	2,078,020
Series 2013-1, Class A3
0.780%	08/15/17	484	485,595
Mid-State Capital Trust,
Series 2010-1, Class M, 144A
5.250%	12/15/45	550	570,986
Navitas Equipment Receivables LLC,
Series 2013-1, Class A, 144A
1.950%	11/15/16	275	274,975
Santander Drive Auto Receivables Trust,
Series 2012-6, Class A2
0.470%	09/15/15	41	41,141
SNAAC Auto Receivables Trust,
Series 2013-1A, Class A, 144A
1.140%	07/16/18	138	138,333
Specialty Underwriting & Residential Finance Trust,
Series 2003-BC4, Class M1
1.056%(c)	11/25/34	1,188	1,094,798
Springleaf Funding Trust,
Series 2013-AA, Class A, 144A
2.580%	09/15/21	500	503,010
Toyota Auto Receivables Owner Trust,
Series 2013-A, Class A3
0.550%	01/17/17	545	545,470

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Volkswagen Auto Loan Enhanced Trust,
Series 2012-2, Class A2
0.330%	07/20/15	100	$100,082
World Omni Automobile Lease Securitization Trust,
Series 2013-A, Class A3
1.100%	12/15/16	658	662,232

			23,014,097

Residential Mortgage-Backed Securities — 2.8%
ABFC 2004-OPT2 Trust,
Series 2004-OPT2, Class M2
1.656%(c)	07/25/33	724	668,244
ABFC 2004-OPT3 Trust,
Series 2004-OPT3, Class A4
0.936%(c)	11/25/33	515	484,447
ACE Securities Corp.,
Series 2003-OP1, Class M1
1.206%(c)	12/25/33	139	130,391
Series 2003-OP1, Class M2
2.406%(c)	12/25/33	1,220	1,116,232
Series 2004-HE2, Class M2
1.956%(c)	10/25/34	485	425,231
Series 2004-HE3, Class M3
1.236%(c)	11/25/34	307	262,698
Series 2004-OP1, Class M2
1.731%(c)	04/25/34	1,092	947,953
Series 2005-HE7, Class A1B2
0.456%(c)	11/25/35	516	480,338
Series 2005-SD1, Class M1
0.906%(c)	11/25/50	602	592,142
Ameriquest Mortgage Securities, Inc.,
Series 2002-2, Class M3
2.811%(c)	08/25/32	639	601,417
Series 2003-9, Class M2
3.008%(c)	09/25/33	676	639,330
Series 2003-12, Class M2
2.706%(c)	01/25/34	658	584,710
Series 2004-R1, Class M2
1.026%(c)	02/25/34	2,121	1,881,313
Series 2004-R1, Class M6
2.226%(c)	02/25/34	382	319,356
Series 2004-R2, Class A1B
0.776%(c)	04/25/34	625	579,488
Argent Securities, Inc.,
Series 2003-W7, Class M2
2.781%(c)	03/25/34	465	418,017
Series 2003-W9, Class M2
2.736%(c)	01/25/34	2,254	2,084,827
Asset-Backed Securities Corp.,
Series 2004-HE7, Class M4
2.181%(c)	10/25/34	468	316,620
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-FR3, Class M2
1.911%(c)	09/25/34	1,253	1,098,154
Bear Stearns Asset-Backed Securities Trust,
Series 2003-2, Class B
5.406%(c)	03/25/43	299	277,724

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Centex Home Equity,
Series 2004-A, Class M1
0.756%(c)	01/25/34	1,877	$1,713,285
Series 2004-B, Class M2
0.906%(c)	03/25/34	1,357	1,200,110
Series 2005-A, Class M1
0.636%(c)	01/25/35	1,660	1,554,437
Chase Funding Loan Acquisition Trust,
Series 2004-AQ1, Class M1
0.886%(c)	05/25/34	1,568	1,340,046
Chase Funding Trust,
Series 2003-6, Class 2M1
0.906%(c)	11/25/34	1,612	1,481,530
CHEC Loan Trust,
Series 2004-1, Class A3
0.656%(c)	07/25/34	707	669,285
Series 2004-2, Class M3
1.406%(c)	04/25/34	443	281,253
Countrywide Asset-Backed Certificates,
Series 2003-5, Class MF2
5.782%(c)	11/25/33	1,271	1,145,075
Series 2003-BC6, Class M2
1.881%(c)	10/25/33	829	751,138
Series 2004-3, Class M1
0.906%(c)	06/25/34	2,200	2,092,039
Series 2004-5, Class M2
1.161%(c)	07/25/34	2,247	2,125,633
Series 2004-6, Class M2
0.806%(c)	10/25/34	1,784	1,686,130
Series 2004-BC1, Class M3
2.256%(c)	10/25/33	248	204,692
Series 2004-ECC2, Class M5
2.031%(c)	10/25/34	806	714,660
Series 2004-SD2, Class M1, 144A
0.776%(c)	06/25/33	785	752,553
Equity One ABS, Inc.,
Series 2003-4, Class M1
5.764%	10/25/34	1,650	1,632,325
Series 2004-1, Class M2
5.115%	04/25/34	3,366	3,165,322
Series 2004-2, Class M1
5.192%	07/25/34	228	219,850
First Franklin Mortgage Loan Trust,
Series 2005-FF10, Class A4
0.490%(c)	11/25/35	1,714	1,629,300
Fortress Opportunities Residential Transaction,
Series 2013-1A, Class A1N, 144A
3.960%	10/25/33	472	476,082
Series 2013-1A, Class AR, 144A
4.210%	10/25/18	276	278,566
Fremont Home Loan Trust,
Series 2004-2, Class M2
1.086%(c)	07/25/34	973	910,042
GMAT Trust,
Series 2013-1A, Class A, 144A
3.967%	11/25/43	323	313,732
GSAMP Trust,
Series 2004-FM2, Class M3
2.106%(c)	01/25/34	375	368,007

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2004-NC2, Class M1
1.206%(c)	10/25/34	924	$817,129
Series 2007-SEA1, Class A, 144A
0.470%(c)	12/25/36	661	593,998
HLSS Servicer Advance Receivables Backed Notes,
Series 2013-T1, Class A2, 144A
1.495%	01/16/46	389	388,222
Series 2013-T4, Class AT4, 144A
1.183%	08/15/44	700	699,650
HLSS Servicer Advance Receivables Trust,
Series 2012-T2, Class A2, 144A
1.990%	10/15/45	171	172,197
Home Equity Asset Trust,
Series 2003-1, Class M1
1.656%(c)	06/25/33	772	724,535
Series 2004-6, Class M2
1.056%(c)	12/25/34	303	278,816
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2004-B, Class M3
1.356%(c)	11/25/34	921	814,728
Series 2004-C, Class M2
1.056%(c)	03/25/35	1,490	1,397,146
Lake Country Mortgage Loan Trust,
Series 2006-HE1, Class A4, 144A
0.526%(c)	07/25/34	722	718,234
Long Beach Mortgage Loan Trust,
Series 2001-2, Class M1
0.996%(c)	07/25/31	1,899	1,823,010
Series 2003-4, Class M2
2.781%(c)	08/25/33	217	206,900
Series 2004-1, Class M3
1.206%(c)	02/25/34	2,261	2,095,188
Series 2004-5, Class A5
0.718%(c)	09/25/34	865	751,138
MASTR Asset-Backed Securities Trust,
Series 2003-NC1, Class M5
6.156%(c)	04/25/33	330	310,233
Series 2005-NC1, Class M2
0.906%(c)	12/25/34	1,658	1,493,907
Merrill Lynch Mortgage Investors Trust,
Series 2005-NC1, Class M2
1.236%(c)	10/25/35	775	672,665
Morgan Stanley ABS Capital I Inc Trust,
Series 2004-NC5, Class M1
1.056%(c)	05/25/34	840	760,548
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-HE1, Class M1
1.011%(c)	01/25/34	602	552,109
Series 2004-HE6, Class M1
0.981%(c)	08/25/34	1,000	914,132
Series 2004-HE6, Class M2
1.056%(c)	08/25/34	975	935,689
Series 2004-NC2, Class M2
1.956%(c)	12/25/33	416	335,391
Series 2004-OP1, Class M3
1.176%(c)	11/25/34	175	160,316
Series 2004-WMC2, Class M1
1.071%(c)	07/25/34	1,016	967,777

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Morgan Stanley Dean Witter Capital I, Inc.,
Series 2002-AM3, Class M1
1.581%(c)	02/25/33	500	$473,366
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2002-NC5, Class M1
1.566%(c)	10/25/32	373	349,309
New Century Home Equity Loan Trust,
Series 2003-4, Class M2
2.886%(c)	10/25/33	1,712	1,666,862
Series 2003-6, Class M1
1.236%(c)	01/25/34	1,031	953,922
Series 2003-B, Class M2
2.633%(c)	11/25/33	546	514,620
NovaStar Mortgage Funding Trust Series,
Series 2003-2, Class M2
2.929%(c)	09/25/33	383	347,795
Option One Mortgage Loan Trust,
Series 2003-1, Class M2
3.081%(c)	02/25/33	249	217,626
Series 2003-2, Class M1
1.131%(c)	04/25/33	1,139	951,489
Series 2003-3, Class M1
1.131%(c)	06/25/33	896	827,962
Series 2003-4, Class M1
1.176%(c)	07/25/33	790	689,972
Series 2004-2, Class M2
1.731%(c)	05/25/34	321	253,345
RAMP Trust,
Series 2004-RS9, Class MII1
1.131%(c)	09/25/34	1,391	1,302,329
RASC Trust,
Series 2001-KS3, Class AII
0.616%(c)	09/25/31	1,798	1,662,062
Series 2005-KS2, Class M1
0.801%(c)	03/25/35	1,345	1,213,496
Renaissance Home Equity Loan Trust,
Series 2003-2, Class M2A
3.156%(c)	08/25/33	557	495,017
Series 2003-3, Class A
0.656%(c)	12/25/33	216	211,577
Series 2003-3, Class M1
0.886%(c)	12/25/33	1,738	1,656,290
Series 2004-1, Class AV3
0.626%(c)	05/25/34	1,028	942,913
Saxon Asset Securities Trust,
Series 2000-2, Class MF2
8.179%(c)	07/25/30	164	161,953
Series 2003-2, Class M2
2.781%(c)	06/25/33	566	479,127
Series 2004-2, Class AF3
4.857%(c)	08/25/35	889	896,536
Series 2004-2, Class MV2
1.956%(c)	08/25/35	1,294	1,213,419
Stanwich Mortgage Loan Trust,
Series 2012-NPL4, Class A, 144A
2.981%	09/15/42	118	118,567
Structured Asset Investment Loan Trust,
Series 2003-BC3, Class M1
1.581%(c)	04/25/33	702	685,635

Interest Rate	Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2003-BC6, Class M1
1.281%(c)	07/25/33	788		$727,841
Series 2003-BC10, Class A4
1.156%(c)	10/25/33	917		863,792
Series 2003-BC11, Class M2
2.706%(c)	10/25/33	1,411		1,346,886
Series 2004-8, Class M2
1.086%(c)	09/25/34	979		847,699
VOLT NPL IX LLC,
Series 2013-NPL3, Class A1, 144A
4.250%	04/25/53	581		583,081
VOLT NPL X LLC,
Series 2013-NPL4, Class A1, 144A
3.960%	11/25/53	148		148,883
VOLT XIX LLC,
Series 2013-NPL5, Class A1, 144A
3.625%	04/25/55	1,227		1,231,497
Wells Fargo Home Equity Trust,
Series 2004-2, Class M2
0.806%(c)	10/25/34	1,629		1,476,152
Series 2004-2, Class M8A, 144A
3.156%(c)	10/25/34	336		285,223

				84,993,625

TOTAL ASSET-BACKED SECURITIES (cost $106,205,112)				108,007,722

BANK LOANS(c) — 0.2%
United States
Alcatel-Lucent USA Inc.,
Term Loan C
4.500%	01/31/19	71		71,400
Altice Financing SA,
Term Loan
5.500%	07/15/19	65		66,107
Arch Coal, Inc.,
Term Loan
6.250%	05/16/18	75		73,484
Arizona Chemical U.S., Inc.,
Term Loan
5.250%	12/22/17	77		77,367
Avaya, Inc.,
Term Loan B-3
4.734%	10/26/14	245		239,092
BMC Software,
Initial U.S. Term Loan
5.000%	09/10/20	20		19,801
Caesars Entertainment Operating Co., Inc.,
Term Loan B-6
5.488%	01/28/18	122		114,774
Carestream Health, Inc.,
Term Loan
5.000%	05/20/19	—	(r)	11
5.000%	06/07/19	24		23,712
CCM Merger, Inc.,
Term Loan
5.000%	03/01/16	90		90,273

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
United States (cont’d.)
CDW Corp.,
Term Loan
3.250%	04/25/20	99	$98,010
Ceridian Corp.,
2013 New Replacement US Term Loan
4.404%	05/09/17	97	96,991
Cincinnati Bell, Inc.,
Tranche Term Loan B
4.000%	08/09/20	30	29,757
4.000%	09/10/20	15	14,991
Clear Channel Communications, Inc.,
Tranche Term Loan B
3.803%	01/29/16	147	144,701
Tranche Term Loan D
6.903%	01/29/16	314	307,570
Tranche Term Loan E
7.653%	07/30/19	132	131,991
Dell, Inc.,
Term Loan B
4.500%	09/23/20	147	145,564
Dole Food Co.,
Tranche Term Loan B
4.500%	11/01/18	100	100,105
DuPont Performance Coatings,
Initial Term Loan
4.000%	02/01/20	75	74,776
Fieldwood Energy,
Closing Date Loan (Second Lien)
8.125%	09/25/20	150	156,031
First Data Corp.,
2018 Dollar Term Loan
4.155%	03/23/18	190	190,317
Freescale Semiconductor, Inc.,
Tranche Term Loan B-4
4.250%	03/01/20	59	59,637
Gymboree Corp.,
Term Loan 2011
5.000%	02/23/18	218	195,611
Interactive Data Corp.,
Term Loan B
3.750%	02/11/18	98	97,426
J.Crew,
Initial Loan
4.000%	02/28/21	44	44,044
McGraw Hill Global Education, LLC.,
Refinancing Term Loan B
5.750%	02/15/19	38	38,385
Mohegan Tribal Gaming Authority,
Term Loan B
5.500%	06/18/18	50	50,969
Navios Maritime Partners,
Term Loan
5.250%	06/28/18	65	65,584
NFR Energy LLC,
Term Loan (Second Lien)
8.750%	01/18/18	100	101,188
OCI Beaumont LLC,
Term Loan B-2
6.250%	08/20/19	19	19,024

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
United States (cont’d.)
Ozburn-Hessey Logistics,
Term Loan
6.750%	05/22/19	15	$15,327
R.H. Donnelley, Inc.,
Loan
9.750%	10/24/14	80	50,352
Reynolds Group Holdings, Inc.,
Incremental U.S. Term Loan
4.000%	12/01/18	132	132,061
Rice Energy,
Term Loan (Second Lien)
8.500%	09/30/18	27	27,281
Rite Aid Corp.,
Tranche 1 Term Loan (Second Lien)
5.750%	08/21/20	30	30,619
Tranche 2 Term Loan
4.875%	06/21/21	189	191,486
ROC Finance LLC,
Funded Term Loan B
5.000%	05/22/19	85	82,567
RP Crown Parent, LLC,
New Term Loan (First Lien)
6.000%	12/21/18	113	112,673
Scientific Games International,
Initial Term Loan
4.250%	09/30/20	12	11,664
4.250%	10/18/20	18	18,261
Sears Roebuck Acceptance Corp.,
Term Loan
5.500%	06/30/18	115	115,200
Shelf Drilling,
Term Loan
10.000%	10/01/18	40	40,850
SourceHOV LLC,
Term Loan (Second Lien)
8.750%	04/30/19	31	31,697
Stallion Oilfield,
Term Loan
8.000%	06/11/18	49	49,793
Station Casinos,
Term Loan B
4.250%	03/01/20	109	109,036
Summit Materials LLC,
Term Loan
5.000%	01/30/19	84	83,923
SUPERVALU, Inc.,
New Term Loan
4.500%	03/18/19	259	258,983
Syniverse Holdings, Inc.,
Tranche Term Loan B
4.000%	04/23/19	107	106,692
Texas Competitive Electric Holdings Co. LLC,
2017 Term Loan (Extending)
4.737%	10/10/17	550	396,000
Tronox Finance LLC,
New Term Loan
4.500%	03/20/20	30	29,928

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
United States (cont’d.)
Univision Communications, Inc.,
Replacement First-Lien Term Loan
4.000%	03/01/20	142	$142,429
Visant Corp.,
Tranche Term Loan B
5.250%	12/22/16	372	368,771
Wild Horse Resources LLC,
Term Loan (Second Lien)
7.500%	05/28/19	69	69,600
XO Communications,
Term Loan
Zero(p)	03/25/21	24	23,982
Zayo Group LLC,
Term Loan
4.000%	06/15/19	25	25,006

TOTAL BANK LOANS (cost $5,427,059)			5,462,874

COMMERCIAL MORTGAGE-BACKED
SECURITIES — 0.9%
A10 Securitization LLC,
Series 2013-1A, Class A, 144A
2.400%	11/15/25	672	673,872
Series 2013-2, Class A, 144A
2.620%	11/15/27	1,256	1,252,155
BB-UBS Trust,
Series 2012-TFT, Class A, 144A
2.892%	06/05/30	1,030	981,870
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW13, Class AM
5.582%(c)	09/11/41	905	989,350
Series 2007-PW16, Class AM
5.716%(c)	06/11/40	530	590,865
Series 2007-PW17, Class AMFL, 144A
0.823%(c)	06/11/50	855	834,424
CD Commercial Mortgage Trust,
Series 2005-CD1, Class AJ
5.218%(c)	07/15/44	765	802,764
COBALT CMBS Commercial Mortgage Trust,
Series 2006-C1, Class AM
5.254%	08/15/48	685	703,990
Commercial Mortgage Trust,
Series 2006-GG7, Class AM
5.820%(c)	07/10/38	860	936,107
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-C1, Class AJ
5.075%(c)	02/15/38	330	339,650
DBRR Trust,
Series 2012-EZ1, Class A, 144A
0.946%	09/25/45	66	66,328
Series 2013-EZ2, Class A, 144A
0.853%(c)	02/25/45	1,364	1,356,526
Fannie Mae-Aces,
Series 2011-M1, Class A3
3.763%	06/25/21	1,100	1,157,626
Series 2012-M8, Class ASQ3
1.801%	12/25/19	770	756,466
Series 2013-M7, Class A2

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED
SECURITIES (Continued)
2.280%	12/27/22	902	$841,378
Series 2013-M13, Class A2
2.624%	04/25/23	1,413	1,341,320
GS Mortgage Securities Trust,
Series 2011-GC5, Class D, 144A
5.308%(c)	08/10/44	1,300	1,327,134
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2006-LDP8, Class A4
5.399%	05/15/45	396	429,279
LB-UBS Commercial Mortgage Trust,
Series 2007-C1, Class AM
5.455%	02/15/40	780	856,904
Series 2007-C2, Class A3
5.430%	02/15/40	824	907,880
Series 2007-C6, Class A4
5.858%(c)	07/15/40	228	244,645
Series 2007-C7, Class A3
5.866%(c)	09/15/45	408	460,602
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2007-9, Class A4
5.700%	09/12/49	650	726,103
Morgan Stanley Capital I Trust,
Series 2005-HQ7, Class AM
5.207%(c)	11/14/42	120	126,689
Series 2006-HQ10, Class AM
5.360%	11/12/41	1,000	1,093,885
Series 2006-IQ12, Class AMFX
5.370%	12/15/43	1,455	1,566,581
Morgan Stanley Capital I, Inc.,
Series 2006-IQ12, Class AM
5.370%	12/15/43	685	744,384
Morgan Stanley Reremic Trust,
Series 2012-IO, Class AXA, 144A
1.000%	01/01/42	440	441,701
Series 2012-XA, Class B, 144A
0.250%	07/27/49	900	741,150
NorthStar Mortgage Trust,
Series 2012-1, Class A, 144A
1.357%(c)	08/25/29	284	284,701
Series 2013-1A, Class A, 144A
2.029%(c)	08/25/29	1,200	1,213,217
VFC 2013-1 LLC (Cayman Islands),
Series 2013-1, Class A, 144A
3.130%	03/20/26	327	330,351
VNO Mortgage Trust,
Series 2012-6AVE, Class A, 144A
2.996%	11/15/30	505	485,566
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C22, Class A4
5.466%(c)	12/15/44	1,200	1,270,691
Series 2006-C27, Class A3
5.765%(c)	07/15/45	451	484,866

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $27,850,774)			27,361,020

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CONVERTIBLE BONDS — 3.1%
Belgium — 0.1%
GBL Verwaltung SA,
Gtd. Notes
1.250%	02/07/17	EUR	1,600	$2,620,194
Groupe Bruxelles Lambert SA,
Sr. Unsec’d. Notes
0.125%	09/21/15	EUR	300	529,764

				3,149,958

China — 0.2%
Billion Express Investments Ltd.,
Gtd. Notes
0.750%	10/18/15		1,600	1,592,000
ENN Energy Holdings Ltd.,
Sr. Unsec’d. Notes
1.210%	02/26/18		750	931,125
Hengan International Group Co. Ltd.,
Sr. Unsec’d. Notes
1.191%	06/27/18	HKD	12,000	1,578,031
SINA Corp.,
Sr. Unsec’d. Notes, 144A
1.000%	12/01/18		433	411,621

				4,512,777

Finland — 0.1%
Solidium Oy,
Sr. Unsec’d. Notes
0.500%	09/29/15	EUR	1,100	1,553,308

France — 0.2%
Air France-Klm,
Gtd. Notes
2.030%	02/15/23	EUR	71	1,263,190
Cap Gemini SA,
Sr. Unsec’d. Notes
1.224%	01/01/19	EUR	324	349,662
Faurecia,
Sr. Unsec’d. Notes
4.714%(s)	01/01/18	EUR	507	233,078
Misarte,
Gtd. Notes
4.547%	01/01/16	EUR	300	726,633
Rallye SA,
Sr. Unsec’d. Notes
1.000%	10/02/20	EUR	301	469,723
Technip SA,
Sr. Unsec’d. Notes
2.970%(s)	01/01/17	EUR	520	751,416
Unibail-Rodamco SE,
Sr. Unsec’d. Notes, REIT
15.328%(s)	01/01/18	EUR	171	586,921

				4,380,623

Germany — 0.3%
Adidas AG,
Sr. Unsec’d. Notes
0.250%	06/14/19	EUR	600	999,766
Deutsche Post AG,
Sr. Unsec’d. Notes
0.600%	12/06/19	EUR	800	1,524,240

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
Germany (cont’d.)
Deutsche Wohnen AG,
Sr. Unsec’d. Notes
0.500%	11/22/20	EUR	700	$994,496
Siemens Financieringsmaatschappij NV,
Gtd. Notes
1.050%	08/16/17		3,000	3,489,300
TUI AG,
Sr. Unsec’d. Notes
2.750%	03/24/16	EUR	14	1,353,833
Volkswagen International Finance NV,
Gtd. Notes, 144A
5.500%	11/09/15	EUR	1,100	1,776,454

				10,138,089

Hong Kong
HKEx International Ltd.,
Gtd. Notes
0.500%	10/23/17		600	624,750

India
Vedanta Resources Jersey Ltd.,
Gtd. Notes
5.500%	07/13/16		1,000	1,007,500

Israel
Teva Pharmaceutical Finance Co. LLC,
Gtd. Notes
0.250%	02/01/26		450	571,219

Italy — 0.1%
Eni SpA,
Sr. Unsec’d. Notes
0.250%	11/30/15	EUR	800	1,137,063
0.625%	01/18/16	EUR	1,000	1,505,504
Schematrentaquattro SpA,
Gtd. Notes
0.250%	11/29/16	EUR	600	860,485

				3,503,052

Japan — 0.1%
Asahi Group Holdings Ltd.,
Sr. Unsec’d. Notes
1.550%	05/26/28	JPY	59,000	806,273
Daifuku Co. Ltd.,
Sr. Unsec’d. Notes
3.977%	10/02/17	JPY	20,000	225,500
Fukuyama Transporting Co. Ltd.,
Sr. Unsec’d. Notes
5.180%	03/22/17	JPY	30,000	361,139
Nagoya Railroad Co. Ltd.,
Sr. Unsec’d. Notes
0.500%	03/31/15	JPY	9,000	109,781
Nidec Corp.,
Sr. Unsec’d. Notes
1.900%	09/18/15	JPY	75,000	916,291
Resorttrust, Inc.,
Sr. Unsec’d. Notes
2.134%(s)	07/27/18	JPY	30,000	320,811
Sekisui House Ltd.,
Sr. Unsec’d. Notes
12.210%	07/05/16	JPY	30,000	387,662

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
Japan (cont’d.)
Takashimaya Co. Ltd.,
Sr. Unsec’d. Notes
9.427%(s)	11/14/14	JPY	21,000	$247,711
Yamato Holdings Co. Ltd.,
Sr. Unsec’d. Notes
8.930%	03/07/16	JPY	50,000	614,978

				3,990,146

Mexico
Cemex SAB de CV,
Sub. Notes
3.250%	03/15/16		400	549,250
4.875%	03/15/15		500	611,875

				1,161,125

Russia — 0.1%
Lukoil International Finance BV,
Gtd. Notes
2.625%	06/16/15		1,200	1,217,400
Yandex NV,
Sr. Unsec’d. Notes, 144A
1.125%	12/15/18		660	610,913

				1,828,313

Singapore
Temasek Financial III Pte Ltd.,
Gtd. Notes
2.060%	10/24/14	SGD	1,000	792,591

South Africa — 0.1%
Steinhoff Finance Holding GmbH,
Gtd. Notes
4.500%	03/31/18	EUR	400	690,206
5.000%	05/22/16	EUR	600	1,117,555

				1,807,761

South Korea
SK Hynix, Inc.,
Sr. Unsec’d. Notes
2.650%	05/14/15		600	719,100

Spain — 0.1%
Abengoa SA,
Sr. Unsec’d. Notes
6.250%	01/17/19	EUR	100	189,607
Caja de Ahorros y Pensiones de Barcelona,
Sr. Unsec’d. Notes
1.000%	11/25/17	EUR	800	1,280,119

				1,469,726

Switzerland — 0.1%
Glencore Finance Europe SA,
Gtd. Notes
5.000%	12/31/14		1,500	1,635,750
Schindler Holding AG,
Sr. Unsec’d. Notes
0.375%	06/05/17	CHF	1,005	1,171,373
Swiss Life Holding AG,
Sr. Unsec’d. Notes
1.956%(s)	12/02/20	CHF	225	290,600

				3,097,723

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
Taiwan
Advanced Semiconductor Engineering, Inc.,
Sr. Unsec’d. Notes
2.309%(s)	09/05/18			400	$466,500

United Arab Emirates — 0.1%
Aabar Investments PJSC,
Sr. Unsec’d. Notes
4.000%	05/27/16		EUR	1,000	1,701,407

United Kingdom — 0.2%
British Land Co. Jersey Ltd.,
Gtd. Notes
1.500%	09/10/17		GBP	1,000	1,895,370
Derwent London Capital No 2 Jersey Ltd.,
Gtd. Notes
1.125%	07/24/19		GBP	300	532,651
International Consolidated Airlines Group SA,
Sr. Unsec’d. Notes
1.750%	05/31/18		EUR	400	740,463
INTU Jersey Ltd.,
Gtd. Notes
2.500%	10/04/18		GBP	400	704,866
Subsea 7 SA,
Sr. Unsec’d. Notes
1.000%	10/05/17			2,400	2,379,600
TUI Travel PLC,
Sr. Unsec’d. Notes
4.900%	04/27/17		GBP	500	1,056,133

					7,309,083

United States — 1.3%
Air Lease Corp.,
Sr. Unsec’d. Notes
3.875%	12/01/18			210	318,019
Ares Capital Corp.,
Sr. Unsec’d. Notes
4.750%	01/15/18			621	668,739
4.875%	03/15/17			350	373,844
Sr. Unsec’d. Notes, 144A
4.375%	01/15/19	(a)		300	318,375
BioMarin Pharmaceutical, Inc.,
Sr. Sub. Notes
0.750%	10/15/18			636	696,817
Chesapeake Energy Corp.,
Gtd. Notes
2.500%	05/15/37			129	131,257
Cobalt International Energy, Inc.,
Sr. Unsec’d. Notes
2.625%	12/01/19			1,087	1,023,818
Electronic Arts, Inc.,
Sr. Unsec’d. Notes
0.750%	07/15/16			415	482,178
Encore Capital Group, Inc.,
Gtd. Notes, 144A
3.000%	07/01/20			543	628,862
Finisar Corp.,
Sr. Unsec’d. Notes, 144A
0.500%	12/15/33			553	635,950

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
United States (cont’d.)
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes*
1.625%	05/01/16		7	$2,023,125
Health Care REIT, Inc.,
Sr. Unsec’d. Notes, REIT
3.000%	12/01/29		299	354,128
Hologic, Inc.,
Sr. Unsec’d. Notes
2.000%	12/15/37		390	445,819
2.000%	03/01/42	(a)	510	521,156
Hornbeck Offshore Services, Inc.,
Gtd. Notes
1.500%	09/01/19		400	455,250
Iconix Brand Group, Inc.,
Sr. Sub. Notes
1.500%	03/15/18		246	336,251
Illumina, Inc.,
Sr. Unsec’d. Notes, 144A
0.250%	03/15/16		357	648,847
Incyte Corp. Ltd.,
Sr. Unsec’d. Notes, 144A
0.375%	11/15/18		198	251,089
Intel Corp.,
Jr. Sub. Notes
2.950%	12/15/35	(a)	1,481	1,742,952
3.250%	08/01/39	(a)	890	1,244,331
KB Home,
Gtd. Notes
1.375%	02/01/19	(a)	557	572,317
Lam Research Corp.,
Sr. Unsec’d. Notes
0.500%	05/15/16	(a)	1,345	1,556,837
Lennar Corp.,
Gtd. Notes, 144A
3.250%	11/15/21		515	917,022
Liberty Interactive LLC,
Sr. Unsec’d. Notes, 144A
0.750%	03/30/43		1,840	2,280,450
Liberty Media Corp.,
Sr. Unsec’d. Notes, 144A
1.375%	10/15/23		933	875,271
Linear Technology Corp.,
Sr. Unsec’d. Notes
3.000%	05/01/27		291	347,563
Medivation, Inc.,
Sr. Unsec’d. Notes
2.625%	04/01/17		283	403,452
Meritage Homes Corp.,
Gtd. Notes
1.875%	09/15/32		260	275,113
MGM Resorts International,
Gtd. Notes
4.250%	04/15/15		365	531,303
Micron Technology, Inc.,
Sr. Unsec’d. Notes
3.000%	11/15/43	(a)	2,111	2,312,864
Molina Healthcare, Inc.,
Sr. Unsec’d. Notes
1.125%	01/15/20		392	439,285

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
United States (cont’d.)
Peabody Energy Corp.,
Jr. Sub. Notes
4.750%	12/15/66	(a)	930	$752,137
priceline.com, Inc.,
Sr. Unsec’d. Notes
1.000%	03/15/18		672	951,300
Sr. Unsec’d. Notes, 144A
0.350%	06/15/20	(a)	1,979	2,336,457
ProLogis LP,
Gtd. Notes, REIT
3.250%	03/15/15	(a)	245	286,650
Prospect Capital Corp.,
Sr. Unsec’d. Notes
5.750%	03/15/18		281	297,860
5.875%	01/15/19		461	484,626
Redwood Trust, Inc.,
Sr. Unsec’d. Notes
4.625%	04/15/18		523	556,995
Royal Gold, Inc.,
Sr. Unsec’d. Notes
2.875%	06/15/19		356	370,907
RTI International Metals, Inc.,
Gtd. Notes
1.625%	10/15/19		317	311,651
Salesforce.com, Inc.,
Sr. Unsec’d. Notes, 144A
0.250%	04/01/18	(a)	1,100	1,246,437
SanDisk Corp.,
Sr. Unsec’d. Notes, 144A
0.500%	10/15/20	(a)	1,685	1,855,606
ServiceNow, Inc.,
Sr. Unsec’d. Notes, 144A
— %(s)	11/01/18		293	313,876
Standard Pacific Corp.,
Gtd. Notes
1.250%	08/01/32		425	527,000
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes
4.550%	03/01/18		758	865,067
SunEdison, Inc.,
Sr. Unsec’d. Notes, 144A
2.000%	10/01/18		290	421,587
Take-Two Interactive Software, Inc.,
Sr. Unsec’d. Notes
1.000%	07/01/18		303	371,175
Web.com Group, Inc.,
Sr. Unsec’d. Notes
1.000%	08/15/18		324	381,307
WellPoint, Inc.,
Sr. Unsec’d. Notes
2.750%	10/15/42	(a)	863	1,261,598
Wright Medical Group, Inc.,
Sr. Unsec’d. Notes
2.000%	08/15/17		170	231,094
Yahoo!, Inc.,
Sr. Unsec’d. Notes, 144A

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
United States (cont’d.)
0.242%(s)	12/01/18		2,192	$2,227,620

				39,863,234

TOTAL CONVERTIBLE BONDS (cost $86,432,664)				93,647,985

CORPORATE BONDS — 13.6%
Australia — 0.2%
Australia & New Zealand Banking Group Ltd.,
Sub. Notes, 144A
4.500%	03/19/24		630	628,267
BHP Billiton Finance USA Ltd.,
Gtd. Notes
2.050%	09/30/18	(a)	96	96,240
5.000%	09/30/43	(a)	559	591,524
6.420%	03/01/26		75	90,285
Bluescope Steel Ltd./Bluescope Steel Finance,
Gtd. Notes, 144A
7.125%	05/01/18		36	38,070
FMG Resources August 2006 Pty Ltd.,
Gtd. Notes, 144A
6.875%	04/01/22	(a)	324	349,110
8.250%	11/01/19	(a)	700	770,000
Macquarie Bank Ltd.,
Sr. Unsec’d. Notes, 144A
2.000%	08/15/16		225	228,238
Macquarie Group Ltd.,
Sr. Unsec’d. Notes, 144A
6.000%	01/14/20		300	332,703
7.625%	08/13/19		300	359,580
Nufarm Australia Ltd.,
Gtd. Notes, 144A
6.375%	10/15/19		107	110,745
WCI Finance LLC/WEA Finance LLC,
Gtd. Notes, 144A
5.700%	10/01/16		150	166,421
WEA Finance LLC/WT Finance Aust Pty Ltd.,
Gtd. Notes, 144A
3.375%	10/03/22		216	215,693
Westpac Banking Corp.,
Covered Bonds, 144A
1.375%	05/30/18		400	390,600

				4,367,476

Bahamas
Ultrapetrol Bahamas Ltd.,
Sr. Sec’d. Notes
8.875%	06/15/21		172	188,125

Belgium
Anheuser-Busch InBev Finance, Inc.,
Gtd. Notes
1.250%	01/17/18		180	177,159
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
2.500%	07/15/22		985	930,026
5.375%	01/15/20		145	166,458

				1,273,643

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Bermuda
Catlin Insurance Co. Ltd.,
Jr. Sub. Notes, 144A
7.249%(c)	07/29/49		100	$103,250
Teekay Corp.,
Sr. Unsec’d. Notes
8.500%	01/15/20		35	39,813

				143,063

Brazil
JBS USA LLC/JBS USA Finance, Inc.,
Gtd. Notes, 144A
7.250%	06/01/21		102	108,630
7.250%	06/01/21	(a)	64	68,000
8.250%	02/01/20		115	125,925
Odebrecht Offshore Drilling Finance Ltd.,
Sr. Sec’d. Notes, 144A
6.750%	10/01/22		195	201,877
Petrobras Global Finance BV,
Gtd. Notes
4.375%	05/20/23	(a)	95	86,927
Petrobras International Finance Co.,
Gtd. Notes
7.875%	03/15/19		220	250,923

				842,282

Canada — 0.5%
Air Canada 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates, 144A
4.125%	05/15/25		78	78,195
Bank of Montreal,
Sr. Unsec’d. Notes, MTN
1.400%	09/11/17		58	57,712
1.450%	04/09/18	(a)	710	699,827
2.375%	01/25/19	(a)	365	366,707
2.550%	11/06/22		340	320,701
Bank of Nova Scotia,
Sr. Unsec’d. Notes
1.375%	12/18/17		350	346,439
Barrick Gold Corp.,
Sr. Unsec’d. Notes
5.250%	04/01/42		20	18,265
6.950%	04/01/19		150	175,913
Barrick North America Finance LLC,
Gtd. Notes
4.400%	05/30/21		295	297,250
5.700%	05/30/41		260	251,749
Bombardier, Inc.,
Sr. Notes, 144A
6.125%	01/15/23	(a)	68	68,680
Sr. Unsec’d. Notes
4.750%	04/15/19		115	115,000
6.000%	10/15/22		33	33,000
Sr. Unsec’d. Notes, 144A
7.750%	03/15/20	(a)	200	224,000
Brookfield Residential Properties, Inc.,
Gtd. Notes, 144A
6.500%	12/15/20	(a)	80	85,200

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Canada (cont’d.)
Brookfield Residential Properties, Inc./Brookfield Residential US Corp.,
Gtd. Notes, 144A
6.125%	07/01/22		52	$53,690
Canadian Imperial Bank of Commerce,
Sr. Unsec’d. Notes
0.900%	10/01/15		69	69,431
1.550%	01/23/18		125	123,666
Canadian Natural Resources Ltd.,
Sr. Unsec’d. Notes
6.250%	03/15/38		150	179,407
Canadian Oil Sands Ltd.,
Gtd. Notes, 144A
6.000%	04/01/42		345	380,780
Canadian Pacific Railway Co.,
Sr. Unsec’d. Notes
7.125%	10/15/31		285	362,705
Cascades, Inc.,
Gtd. Notes
7.750%	12/15/17		47	48,997
CDP Financial, Inc.,
Gtd. Notes, 144A
4.400%	11/25/19		525	579,186
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes
3.000%	08/15/22		885	846,638
4.450%	09/15/42		140	132,726
Cogeco Cable, Inc.,
Gtd. Notes, 144A
4.875%	05/01/20		24	23,880
Enbridge, Inc.,
Sr. Unsec’d. Notes
4.000%	10/01/23	(a)	410	410,823
First Quantum Minerals Ltd.,
Gtd. Notes, 144A
6.750%	02/15/20		62	62,775
7.000%	02/15/21	(a)	122	124,135
Garda World Security Corp.,
Gtd. Notes, 144A
7.250%	11/15/21		110	117,425
HudBay Minerals, Inc.,
Gtd. Notes
9.500%	10/01/20		14	14,980
Hydro-Quebec,
Gov’t. Gtd. Notes
8.400%	01/15/22		150	196,955
9.400%	02/01/21		50	67,910
KGHM International Ltd.,
Gtd. Notes, 144A
7.750%	06/15/19		35	36,925
Mattamy Group Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	11/15/20		98	99,225
MEG Energy Corp.,
Gtd. Notes, 144A
6.375%	01/30/23		75	77,625
7.000%	03/31/24	(a)	75	79,313
New Gold, Inc.,
Gtd. Notes, 144A
7.000%	04/15/20	(a)	30	31,575

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Canada (cont’d.)
Sr. Unsec’d. Notes, 144A
6.250%	11/15/22	(a)	70	$71,050
Norbord, Inc.,
Sr. Sec’d. Notes, 144A
5.375%	12/01/20		65	65,813
NOVA Chemicals Corp.,
Sr. Unsec’d. Notes, 144A
5.250%	08/01/23	(a)	30	32,100
Potash Corp. of Saskatchewan, Inc.,
Sr. Unsec’d. Notes
3.250%	12/01/17		225	236,679
Precision Drilling Corp.,
Gtd. Notes
6.500%	12/15/21		130	139,100
Quebecor Media, Inc.,
Sr. Unsec’d. Notes
5.750%	01/15/23		440	441,100
Rogers Communications, Inc.,
Gtd. Notes
4.100%	10/01/23		160	163,996
5.450%	10/01/43		95	100,856
8.750%	05/01/32		240	327,866
Royal Bank of Canada,
Covered Bonds
1.200%	09/19/17		528	524,305
2.000%	10/01/18		477	477,076
Sr. Unsec’d. Notes, MTN
2.200%	07/27/18		165	166,073
Stackpole International Intermediate/Stackpole International Powder,
Sr. Sec’d. Notes, 144A
7.750%	10/15/21	(a)	75	80,344
Suncor Energy, Inc.,
Sr. Unsec’d. Notes
5.950%	12/01/34		150	173,386
6.100%	06/01/18		1,215	1,403,360
6.500%	06/15/38		261	322,525
Talisman Energy, Inc.,
Sr. Unsec’d. Notes
5.850%	02/01/37		150	153,496
6.250%	02/01/38		155	165,683
Taseko Mines Ltd.,
Gtd. Notes
7.750%	04/15/19		65	66,300
Teck Resources Ltd.,
Gtd. Notes
4.500%	01/15/21		150	154,550
Telesat Canada/Telesat LLC,
Gtd. Notes, 144A
6.000%	05/15/17		75	77,625
Toronto-Dominion Bank (The),
Sr. Unsec’d. Notes, MTN
1.400%	04/30/18		669	657,452
TransCanada PipeLines Ltd.,
Sr. Unsec’d. Notes
0.750%	01/15/16		150	150,106
3.800%	10/01/20		150	157,562
7.125%	01/15/19		100	121,270
7.250%	08/15/38		125	167,251

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Canada (cont’d.)
Trinidad Drilling Ltd.,
Gtd. Notes, 144A
7.875%	01/15/19		100	$107,000
Videotron Ltd.,
Gtd. Notes, 144A
5.375%	06/15/24		59	59,295
Videotron Ltee,
Gtd. Notes
5.000%	07/15/22		20	20,050
Xstrata Finance Canada Ltd.,
Gtd. Notes, 144A
4.250%	10/25/22		125	121,892
5.550%	10/25/42		350	337,560

				14,502,131

Chile
VTR Finance BV,
Sr. Sec’d. Notes, 144A
6.875%	01/15/24		200	208,000

China
CNOOC Finance 2013 Ltd.,
Gtd. Notes
1.125%	05/09/16		200	199,937
3.000%	05/09/23	(a)	254	229,801
Sinopec Group Overseas Development 2013 Ltd.,
Gtd. Notes, 144A
4.375%	10/17/23		249	250,553
State Grid Overseas Investment 2013 Ltd.,
Gtd. Notes, 144A
1.750%	05/22/18		200	194,819

				875,110

Costa Rica
Instituto Costarricense De Electricidad,
Sr. Unsec’d. Notes
6.950%	11/10/21		200	212,000

Croatia
Hrvatska Elektroprivreda,
Sr. Unsec’d. Notes, 144A
6.000%	11/09/17		200	208,000

Finland
Nokia OYJ,
Sr. Unsec’d. Notes
5.375%	05/15/19		62	65,255
6.625%	05/15/39		20	20,500

				85,755

France — 0.3%
Alcatel-Lucent USA, Inc.,
Gtd. Notes, 144A
6.750%	11/15/20	(a)	200	211,500
Sr. Unsec’d. Notes
6.450%	03/15/29		236	225,380
AXA SA,
Sub. Notes
8.600%	12/15/30		150	193,500
Banque Federative Du Credit Mutuel SA,
Sr. Unsec’d. Notes, 144A
2.750%	01/22/19	(a)	655	656,407

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
France (cont’d.)
BNP Paribas SA,
Bank Gtd. Notes, MTN
3.250%	03/03/23			210	$203,895
Sr. Unsec’d. Notes
0.250%	09/27/16		EUR	1,100	1,674,542
BPCE SA,
Bank Gtd. Notes
2.500%	12/10/18			625	627,978
Sub. Notes, 144A
5.700%	10/22/23	(a)		550	571,709
Electricite de France,
Sr. Unsec’d. Notes, 144A
4.875%	01/22/44			295	294,011
Sub. Notes, 144A
5.250%(c)	01/29/49			410	410,615
Orange SA,
Sr. Unsec’d. Notes
4.125%	09/14/21	(a)		540	559,639
5.375%	01/13/42			269	276,414
9.000%	03/01/31			120	173,538
Orpea,
Sr. Unsec’d. Notes
0.750%	01/01/20		EUR	1,629	1,283,976
Total Capital Canada Ltd.,
Gtd. Notes
0.619%(c)	01/15/16			36	36,199
2.750%	07/15/23			270	255,410
Total Capital International SA,
Gtd. Notes
2.700%	01/25/23			200	189,641
2.875%	02/17/22			200	195,854
3.700%	01/15/24			120	122,225
Total Capital SA,
Gtd. Notes
4.125%	01/28/21	(a)		960	1,030,759

					9,193,192

Georgia
Georgian Railway JSC,
Sr. Unsec’d. Notes, 144A
7.750%	07/11/22			200	213,800

Germany — 0.2%
Daimler Finance North America LLC,
Gtd. Notes
8.500%	01/18/31			170	252,480
Gtd. Notes, 144A
1.875%	01/11/18			335	333,585
2.250%	07/31/19			150	147,906
2.300%	01/09/15			1,000	1,012,593
2.950%	01/11/17			150	156,303
Deutsche Telekom International Finance BV,
Gtd. Notes, 144A
2.250%	03/06/17			1,475	1,508,716
Fresenius Medical Care US Finance, Inc.,
Gtd. Notes, 144A
5.750%	02/15/21			135	143,606
Fresenius Medical Care US Finance II, Inc.,
Gtd. Notes, 144A
5.625%	07/31/19	(a)		250	269,375

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Germany (cont’d.)
5.875%	01/31/22			75	$79,687
Schaeffler Finance BV,
Sr. Sec’d. Notes, 144A
4.750%	05/15/21	(a)		250	255,625
Siemens Financieringsmaatschappij NV,
Gtd. Notes, 144A
5.750%	10/17/16			180	201,146
6.125%	08/17/26			160	195,362

					4,556,384

Hong Kong
Hutchison Whampoa International 12 II Ltd.,
Gtd. Notes, 144A
3.250%	11/08/22			200	191,504

Indonesia
Pertamina Persero PT,
Sr. Unsec’d. Notes
5.250%	05/23/21			300	300,750
6.500%	05/27/41			200	188,750

					489,500

Ireland
Ardagh Packaging Finance PLC,
Gtd. Notes, 144A
9.125%	10/15/20	(a)		450	501,750
Sr. Sec’d. Notes, 144A
7.375%	10/15/17			230	244,663
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	11/15/20			35	37,147
XL Group PLC,
Gtd. Notes
6.375%	11/15/24			135	160,262

					943,822

Israel
Teva Pharmaceutical Finance Co. BV,
Gtd. Notes
3.650%	11/10/21			170	170,283

Italy — 0.1%
Enel SpA,
Sub. Notes, 144A
8.750%(c)	09/24/73			385	432,009
Intesa Sanpaolo SpA,
Bank Gtd. Notes
5.250%	01/12/24			455	467,418
Prysmian SpA,
Sr. Unsec’d. Notes
1.250%	03/08/18		EUR	500	776,930
Wind Acquisition Finance SA,
Sr. Sec’d. Notes, 144A
7.250%	02/15/18	(a)		275	290,125

					1,966,482

Japan — 0.1%
American Honda Finance Corp.,
Sr. Unsec’d. Notes
2.125%	10/10/18			117	117,470
Sr. Unsec’d. Notes, 144A

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Japan (cont’d.)
1.600%	02/16/18		200	$197,907
2.125%	02/28/17		275	281,066
Bank of Tokyo-Mitsubishi UFJ Ltd. (The),
Sr. Unsec’d. Notes, 144A
2.700%	09/09/18		400	408,715
4.100%	09/09/23		200	207,010
Nissan Motor Acceptance Corp.,
Unsec’d. Notes, 144A
1.800%	03/15/18		267	263,514
Softbank Corp.,
Gtd. Notes, 144A
4.500%	04/15/20	(a)	200	199,000
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
1.250%	10/05/17		86	85,214
2.000%	10/24/18		244	243,560
4.250%	01/11/21		325	353,993

				2,357,449

Kazakhstan
KazMunayGas National Co.,
Sr. Unsec’d. Notes
4.400%	04/30/23		310	292,175
9.125%	07/02/18		220	264,000
KazMunayGas National Co. JSC,
Sr. Unsec’d. Notes
7.000%	05/05/20		105	118,387

				674,562

Luxembourg — 0.2%
APERAM,
Sr. Unsec’d. Notes, 144A
7.750%	04/01/18		150	157,500
ArcelorMittal,
Sr. Unsec’d. Notes
5.000%	02/25/17		100	106,125
6.750%	02/25/22	(a)	465	510,337
7.500%	10/15/39		240	248,100
10.350%	06/01/19	(a)	100	126,625
Bumble Bee Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.000%	12/15/17	(a)	650	708,500
ConvaTec Healthcare E SA,
Gtd. Notes, 144A
10.500%	12/15/18		400	445,000
Intelsat Jackson Holdings SA,
Gtd. Notes
6.625%	12/15/22	(a)	40	41,600
7.250%	10/15/20		1,250	1,356,250
7.500%	04/01/21		295	323,763
Gtd. Notes, 144A
5.500%	08/01/23	(a)	185	181,300
Intelsat Luxembourg SA,
Gtd. Notes, 144A
7.750%	06/01/21	(a)	545	573,613
8.125%	06/01/23		120	127,200

				4,905,913

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Mexico — 0.2%
America Movil SAB de CV,
Gtd. Notes
5.000%	10/16/19		200	$221,000
5.000%	03/30/20		330	361,559
6.125%	03/30/40		100	112,855
Sr. Unsec’d. Notes
1.234%(c)	09/12/16		350	353,902
3.125%	07/16/22		715	682,199
Cemex Espana Luxembourg,
Sr. Sec’d. Notes, 144A
9.250%	05/12/20		540	592,650
9.875%	04/30/19		150	174,000
Cemex Finance LLC,
Sr. Sec’d. Notes
9.375%	10/12/22		200	234,750
Sr. Sec’d. Notes, 144A
9.375%	10/12/22		200	234,750
Cemex SAB de CV,
Sr. Sec’d. Notes, 144A
7.250%	01/15/21	(a)	200	218,500
Metalsa SA De CV,
Gtd. Notes, 144A
4.900%	04/24/23		150	138,750
Petroleos Mexicanos,
Gtd. Notes
2.257%(c)	07/18/18		30	31,275
3.500%	07/18/18		10	10,375
4.875%	01/24/22		100	104,500
4.875%	01/18/24		60	61,950
5.500%	01/21/21		520	568,100
5.500%	06/27/44		295	284,675
6.000%	03/05/20		340	382,925
6.500%	06/02/41		470	514,650
Gtd. Notes, 144A
6.375%	01/23/45	(a)	280	302,050

				5,585,415

Netherlands — 0.2%
ABN AMRO Bank NV,
Sr. Unsec’d. Notes, 144A
2.500%	10/30/18		510	509,363
Basell Finance Co. BV,
Gtd. Notes, 144A
8.100%	03/15/27	(a)	88	114,819
Bluewater Holding BV,
Gtd. Notes, 144A
10.000%	12/10/19		200	207,500
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
Bank Gtd. Notes
3.875%	02/08/22		375	388,359
5.750%	12/01/43		280	305,558
Heineken NV,
Sr. Unsec’d. Notes, 144A
1.400%	10/01/17		30	29,869
3.400%	04/01/22		300	299,491
ING Bank NV,
Sr. Unsec’d. Notes, 144A
1.375%	03/07/16		250	250,693
Unsec’d. Notes, 144A

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Netherlands (cont’d.)
2.000%	09/25/15		200	$203,222
Koninklijke Philips Electronics NV,
Sr. Unsec’d. Notes
3.750%	03/15/22		180	185,565
NXP BV/NXP Funding LLC,
Gtd. Notes, 144A
5.750%	02/15/21		250	266,250
Sensata Technologies BV,
Gtd. Notes, 144A
4.875%	10/15/23		42	41,265
6.500%	05/15/19		350	374,938
Shell International Finance BV,
Gtd. Notes
2.250%	01/06/23		730	675,026
2.375%	08/21/22		240	225,972
3.400%	08/12/23		175	175,352
4.300%	09/22/19		150	165,566
UPCB Finance III Ltd.,
Sr. Sec’d. Notes, 144A
6.625%	07/01/20		500	535,000
UPCB Finance V Ltd.,
Sr. Sec’d. Notes, 144A
7.250%	11/15/21		150	165,375

				5,119,183

Norway — 0.1%
DNB Bank ASA,
Sr. Unsec’d. Notes, 144A
3.200%	04/03/17		510	535,665
Seadrill Ltd.,
Sr. Unsec’d. Notes, 144A
6.125%	09/15/17		200	208,500
Statoil ASA,
Gtd. Notes
1.150%	05/15/18		168	163,349
2.450%	01/17/23	(a)	155	145,306
2.900%	11/08/20		301	303,675
6.700%	01/15/18		20	23,588
7.250%	09/23/27		160	213,664

				1,593,747

Peru
Cia Minera Milpo SAA,
Sr. Unsec’d. Notes, 144A
4.625%	03/28/23		200	185,250

Portugal
EDP Finance BV,
Sr. Unsec’d. Notes, 144A
5.250%	01/14/21		250	257,875

Russia
Russian Agricultural Bank OJSC Via RSHB Capital SA,
Sr. Unsec’d. Notes
7.750%	05/29/18		200	213,998
Russian Railways via RZD Capital Ltd.,
Sr. Unsec’d. Notes
5.700%	04/05/22		500	488,750

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Russia (cont’d.)
VimpelCom Holdings BV,
Gtd. Notes
7.504%	03/01/22			200	$202,720

					905,468

Singapore
CapitaLand Ltd.,
Sr. Unsec’d. Notes
1.850%	06/19/20		SGD	750	546,297

South Africa
Eskom Holdings SOC Ltd.,
Sr. Unsec’d. Notes, 144A
6.750%	08/06/23			320	334,531

South Korea
Magnachip Semiconductor Corp.,
Sr. Unsec’d. Notes
6.625%	07/15/21			125	124,375
Samsung Electronics America, Inc.,
Gtd. Notes, 144A
1.750%	04/10/17			510	510,964

					635,339

Spain
Telefonica Emisiones SAU,
Gtd. Notes
3.192%	04/27/18			151	154,653
4.570%	04/27/23	(a)		420	428,923
5.877%	07/15/19			100	112,490
6.421%	06/20/16			100	110,673
7.045%	06/20/36			225	272,330

					1,079,069

Sri Lanka
Bank of Ceylon,
Sr. Unsec’d. Notes, 144A
6.875%	05/03/17			200	209,250

Sweden — 0.2%
Nordea Bank AB,
Sr. Unsec’d. Notes, 144A
1.625%	05/15/18			300	295,041
3.125%	03/20/17	(a)		395	414,833
Skandinaviska Enskilda Banken AB,
Sr. Unsec’d. Notes, 144A
1.750%	03/19/18			1,325	1,309,113
2.375%	11/20/18			200	199,586
Stadshypotek AB,
Covered Bonds, 144A
1.875%	10/02/19			309	300,496
Svenska Handelsbanken AB,
Sr. Unsec’d. Notes
2.500%	01/25/19	(a)		1,105	1,113,911
Swedbank AB,
Sr. Unsec’d. Notes, 144A
1.750%	03/12/18	(a)		530	524,700
2.125%	09/29/17			1,050	1,061,173

					5,218,853

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Switzerland — 0.1%
Credit Suisse AG,
Sub. Notes, 144A
6.500%	08/08/23	(a)	585	$642,037
Credit Suisse Group AG,
Jr. Sub. Notes, 144A
7.500%(c)	12/11/49	(a)	200	217,250
Credit Suisse New York,
Sr. Unsec’d. Notes
5.300%	08/13/19		100	113,633
Novartis Capital Corp.,
Gtd. Notes
2.400%	09/21/22		600	567,022
Swiss Re Capital I LP,
Gtd. Notes, 144A
6.854%(c)	05/29/49		188	201,160
UBS AG,
Sr. Unsec’d. Notes
5.750%	04/25/18		150	171,069
5.875%	12/20/17		200	229,154

				2,141,325

United Arab Emirates
Shelf Drilling Holdings Ltd.,
Sr. Sec’d. Notes, 144A
8.625%	11/01/18	(a)	60	64,950

United Kingdom — 0.6%
Abbey National Treasury Services PLC,
Gtd. Notes
4.000%	03/13/24	(a)	495	499,266
Aon Corp.,
Gtd. Notes
3.500%	09/30/15		100	103,813
Ashtead Capital, Inc.,
Sec’d. Notes, 144A
6.500%	07/15/22		200	217,500
Barclays Bank PLC,
Sr. Unsec’d. Notes
2.750%	02/23/15		200	203,879
5.000%	09/22/16		200	219,001
Sub. Notes
7.625%	11/21/22		250	275,625
Sub. Notes, 144A
6.050%	12/04/17		740	829,352
BAT International Finance PLC,
Gtd. Notes, 144A
1.400%	06/05/15		50	50,390
3.250%	06/07/22		175	171,730
BP Capital Markets PLC,
Gtd. Notes
1.375%	11/06/17		106	105,579
3.200%	03/11/16		940	985,360
3.245%	05/06/22		840	832,931
3.561%	11/01/21		360	370,036
Gtd. Notes, MTN
2.241%	09/26/18	(a)	200	201,528
British Telecommunications PLC,
Sr. Unsec’d. Notes
1.625%	06/28/16		200	202,623
2.000%	06/22/15		865	878,279

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United Kingdom (cont’d.)
9.625%	12/15/30		50	$77,291
Diageo Capital PLC,
Gtd. Notes
2.625%	04/29/23		230	214,394
GlaxoSmithKline Capital PLC,
Gtd. Notes
2.850%	05/08/22		1,180	1,152,010
Heathrow Funding Ltd.,
Sr. Sec’d. Notes, 144A
2.500%	06/25/15		860	870,371
HSBC Bank PLC,
Sr. Notes, 144A
3.500%	06/28/15		200	207,333
Sr. Unsec’d. Notes, 144A
1.500%	05/15/18		330	323,233
4.125%	08/12/20		705	747,163
4.750%	01/19/21		300	328,500
HSBC Holdings PLC,
Sr. Unsec’d. Notes
4.000%	03/30/22	(a)	250	259,631
4.875%	01/14/22		220	240,839
5.100%	04/05/21		530	592,595
Ineos Finance PLC,
Sr. Sec’d. Notes, 144A
7.500%	05/01/20		850	932,875
Jaguar Land Rover Automotive PLC,
Gtd. Notes, 144A
5.625%	02/01/23		150	156,375
New Look Bondco I PLC,
Sr. Sec’d. Notes, 144A
8.375%	05/14/18	(a)	200	214,000
Rio Tinto Finance USA PLC,
Gtd. Notes
2.250%	12/14/18		200	199,984
2.875%	08/21/22	(a)	640	609,149
Royal Bank of Scotland Group PLC,
Sub. Notes
6.125%	12/15/22	(a)	545	570,766
Royal Bank of Scotland PLC (The),
Bank Gtd. Notes
6.125%	01/11/21		97	113,155
SABMiller Holdings, Inc.,
Gtd. Notes, 144A
1.850%	01/15/15		800	807,611
3.750%	01/15/22	(a)	400	408,817
Standard Chartered PLC,
Sub. Notes, 144A
5.200%	01/26/24	(a)	300	307,997
Virgin Media Finance PLC,
Gtd. Notes
8.375%	10/15/19		67	71,858
Virgin Media Secured Finance PLC,
Sr. Sec’d. Notes, 144A
5.375%	04/15/21	(a)	350	361,375
Vodafone Group PLC,
Sr. Unsec’d. Notes
1.500%	02/19/18		100	98,321
2.500%	09/26/22		150	137,263
4.375%	02/19/43	(a)	455	410,094

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United Kingdom (cont’d.)

				$16,559,892

United States — 10.6%
21st Century Fox America, Inc.,
Gtd. Notes
5.400%	10/01/43		115	123,806
6.150%	02/15/41		345	405,781
6.900%	03/01/19		100	120,308
9.500%	07/15/24		200	268,292
21st Century Oncology, Inc.,
Sec’d. Notes
8.875%	01/15/17		350	364,000
AbbVie, Inc.,
Sr. Unsec’d. Notes
1.200%	11/06/15		410	413,499
1.750%	11/06/17		1,254	1,257,963
2.900%	11/06/22		345	332,125
Acadia Healthcare Co., Inc.,
Gtd. Notes, 144A
6.125%	03/15/21		48	50,100
ACCO Brands Corp.,
Gtd. Notes
6.750%	04/30/20		100	102,625
ACE Cash Express, Inc.,
Sr. Sec’d. Notes, 144A
11.000%	02/01/19		150	124,500
ACE INA Holdings, Inc.,
Gtd. Notes
2.700%	03/13/23		170	160,705
Actavis, Inc.,
Sr. Unsec’d. Notes
1.875%	10/01/17		195	194,123
3.250%	10/01/22	(a)	187	179,272
Activision Blizzard, Inc.,
Gtd. Notes, 144A
5.625%	09/15/21		40	42,800
6.125%	09/15/23	(a)	25	27,219
ADT Corp. (The),
Sr. Unsec’d. Notes
3.500%	07/15/22		27	23,734
4.125%	04/15/19		30	29,766
4.125%	06/15/23	(a)	380	340,243
Sr. Unsec’d. Notes, 144A
6.250%	10/15/21	(a)	515	529,163
Advance Auto Parts, Inc.,
Gtd. Notes
4.500%	01/15/22		250	259,304
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
7.500%	08/15/22		72	71,280
Sr. Unsec’d. Notes, 144A
6.750%	03/01/19		66	66,247
AES Corp. (The),
Sr. Unsec’d. Notes
5.500%	03/15/24	(a)	102	101,235
8.000%	10/15/17		4	4,735
8.000%	06/01/20	(a)	400	472,000

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Aetna, Inc.,
Sr. Unsec’d. Notes
2.750%	11/15/22		560	$526,009
AGL Capital Corp.,
Gtd. Notes
3.500%	09/15/21		180	183,284
4.400%	06/01/43		83	81,179
5.250%	08/15/19		150	168,575
5.875%	03/15/41		100	118,604
AIG SunAmerica Global Financing X,
Sr. Sec’d. Notes, 144A
6.900%	03/15/32		150	193,005
Air Lease Corp.,
Sr. Unsec’d. Notes
3.375%	01/15/19		665	674,144
Aircastle Ltd.,
Sr. Unsec’d. Notes
7.625%	04/15/20	(a)	485	552,900
AK Steel Corp.,
Sr. Sec’d. Notes
8.750%	12/01/18		95	106,637
Akamai Technologies, Inc.,
Sr. Unsec’d. Notes, 144A
0.090%(s)	02/15/19		473	468,270
Alabama Power Co.,
Sr. Unsec’d. Notes
3.550%	12/01/23		92	92,715
3.850%	12/01/42		70	64,445
6.000%	03/01/39		95	116,603
Aleris International, Inc.,
Gtd. Notes
7.625%	02/15/18		12	12,390
7.875%	11/01/20		60	61,800
Allegheny Technologies, Inc.,
Sr. Unsec’d. Notes
5.875%	08/15/23		130	135,975
Alliant Techsystems, Inc.,
Gtd. Notes, 144A
5.250%	10/01/21		41	42,127
Allison Transmission, Inc.,
Gtd. Notes, 144A
7.125%	05/15/19		300	322,875
Allstate Corp. (The),
Sr. Unsec’d. Notes
3.150%	06/15/23		142	139,493
Sub. Notes
5.750%(c)	08/15/53	(a)	325	341,250
Ally Financial, Inc.,
Gtd. Notes
3.500%	01/27/19		640	640,000
4.750%	09/10/18		3	3,173
6.250%	12/01/17		1,245	1,389,731
7.500%	09/15/20	(a)	360	427,950
8.000%	11/01/31		205	252,663
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes
9.625%	10/15/18		36	38,700

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Altria Group, Inc.,
Gtd. Notes
2.850%	08/09/22		1,220	$1,144,850
4.250%	08/09/42		180	159,497
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.500%	11/29/22		650	603,914
AMC Entertainment, Inc.,
Gtd. Notes
9.750%	12/01/20		450	518,625
Gtd. Notes, 144A
5.875%	02/15/22		91	92,593
American Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates, 144A
4.000%	07/15/25		195	196,041
American Airlines 2013-2 Class A Pass-Through Trust,
Equipment Trust, 144A
4.950%	07/15/24		492	527,663
American Axle & Manufacturing, Inc.,
Gtd. Notes
7.750%	11/15/19		250	288,750
American Express Centurion Bank,
Sr. Unsec’d. Notes
6.000%	09/13/17		250	287,182
American Express Co.,
Sr. Unsec’d. Notes
1.550%	05/22/18		705	692,144
2.650%	12/02/22		603	572,858
Sub. Notes
6.800%(c)	09/01/66	(a)	400	438,280
American International Group, Inc.,
Jr. Sub. Notes
8.175%(c)	05/15/58		150	197,063
Sr. Unsec’d. Notes
3.375%	08/15/20		780	796,296
4.125%	02/15/24		165	168,494
6.400%	12/15/20	(a)	555	661,250
American Tower Corp.,
Sr. Unsec’d. Notes
3.500%	01/31/23		475	449,179
American Tower Trust I,
Sr. Sec’d. Notes, 144A
1.551%	03/15/43		225	219,777
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.850%	03/01/24		250	253,545
4.300%	12/01/42		47	45,010
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
4.000%	10/15/23		280	288,866
AmerisourceBergen Corp.,
Gtd. Notes
3.500%	11/15/21		210	215,016
Amgen, Inc.,
Sr. Unsec’d. Notes
3.625%	05/15/22		250	253,606
5.650%	06/15/42		290	321,524
6.375%	06/01/37		200	241,006
6.400%	02/01/39		137	166,408

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Amkor Technology, Inc.,
Sr. Unsec’d. Notes
6.375%	10/01/22		250	$259,063
6.625%	06/01/21		70	74,725
AmSouth BanCorp,
Sub. Notes
6.750%	11/01/25		170	183,853
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.000%	03/15/22		30	30,150
Amsurg Corp.,
Gtd. Notes
5.625%	11/30/20		42	43,680
Anadarko Holding Co.,
Sr. Unsec’d. Notes
7.150%	05/15/28		350	421,381
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
6.375%	09/15/17		685	784,198
8.700%	03/15/19		100	126,766
Anixter, Inc.,
Gtd. Notes
5.625%	05/01/19		100	106,500
Antero Resources Finance Corp.,
Gtd. Notes
6.000%	12/01/20		147	156,371
Gtd. Notes, 144A
5.375%	11/01/21		35	35,525
Apache Corp.,
Sr. Unsec’d. Notes
3.625%	02/01/21		100	104,937
5.100%	09/01/40		145	153,579
Appalachian Power Co.,
Sr. Unsec’d. Notes
6.700%	08/15/37		125	157,191
Apple, Inc.,
Sr. Unsec’d. Notes
0.488%(c)	05/03/18		214	214,093
2.400%	05/03/23	(a)	364	337,529
3.850%	05/04/43	(a)	510	452,268
Aramark Corp.,
Gtd. Notes
5.750%	03/15/20		45	47,531
Arizona Public Service Co.,
Sr. Unsec’d. Notes
4.500%	04/01/42		75	74,928
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
3.000%	03/01/18		26	26,286
6.000%	04/01/20		150	165,585
7.500%	01/15/27		100	119,461
Artesyn Escrow, Inc.,
Sr. Sec’d. Notes, 144A
9.750%	10/15/20		22	20,790
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC,
Sr. Unsec’d. Notes, 144A
7.875%	12/15/20		25	26,750

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Ashland, Inc.,
Gtd. Notes
4.750%	08/15/22		255	$250,219
Sr. Unsec’d. Notes
3.875%	04/15/18	(a)	85	87,763
Associates Corp. of North America,
Sr. Unsec’d. Notes
6.950%	11/01/18		97	115,460
AT&T, Inc.,
Sr. Unsec’d. Notes
1.400%	12/01/17		110	108,837
1.700%	06/01/17	(a)	485	489,197
2.375%	11/27/18	(a)	550	552,733
3.000%	02/15/22		530	514,590
3.875%	08/15/21		300	312,899
4.300%	12/15/42		1,095	970,255
4.350%	06/15/45		250	220,644
5.625%	06/15/16		55	60,546
6.300%	01/15/38		75	85,330
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.,
Gtd. Notes
4.750%	11/15/21		100	95,000
5.875%	08/01/23	(a)	81	79,987
Atmos Energy Corp,
Sr. Unsec’d. Notes
8.500%	03/15/19		300	382,806
Audatex North America, Inc.,
Gtd. Notes, 144A
6.000%	06/15/21		364	388,570
6.125%	11/01/23	(a)	11	11,701
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes
3.625%	10/01/20		355	365,080
Avaya, Inc.,
Sec’d. Notes, 144A
10.500%	03/01/21	(a)	70	64,925
Sr. Sec’d. Notes, 144A
7.000%	04/01/19	(a)	840	833,700
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes
5.500%	04/01/23		46	46,345
8.250%	01/15/19	(a)	650	697,125
9.750%	03/15/20		100	115,125
Axiall Corp.,
Gtd. Notes, 144A
4.875%	05/15/23	(a)	100	98,125
Ball Corp.,
Gtd. Notes
5.000%	03/15/22		100	102,500
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
2.800%	08/15/22		315	300,789
3.350%	07/01/23		230	226,850
3.500%	11/15/21		110	112,404
Bank of America Corp.,
Jr. Sub. Notes
8.000%(c)	12/29/49	(a)	1,795	2,032,837
Sr. Unsec’d. Notes
1.500%	10/09/15		590	595,230

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
3.750%	07/12/16		1,150	$1,216,133
5.625%	10/14/16		300	331,482
5.625%	07/01/20		150	170,692
5.650%	05/01/18		250	282,609
5.750%	12/01/17		200	226,428
5.875%	01/05/21		100	115,379
6.000%	09/01/17		130	147,481
7.625%	06/01/19		675	830,771
Sr. Unsec’d. Notes, MTN
2.000%	01/11/18		1,270	1,267,621
3.300%	01/11/23		1,179	1,136,661
3.625%	03/17/16	(a)	400	419,565
5.000%	05/13/21		350	385,926
5.000%	01/21/44		270	275,639
Sub. Notes
5.420%	03/15/17		400	440,702
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes
4.500%(c)	12/29/49		545	495,950
Sr. Unsec’d. Notes
3.550%	09/23/21		150	155,388
5.450%	05/15/19		100	114,179
Sr. Unsec’d. Notes, MTN
2.100%	01/15/19		247	245,531
Bankrate, Inc.,
Gtd. Notes, 144A
6.125%	08/15/18		38	40,280
Basic Energy Services, Inc.,
Gtd. Notes
7.750%	02/15/19		20	21,475
7.750%	10/15/22		113	122,605
Baxter International, Inc.,
Sr. Unsec’d. Notes
1.850%	06/15/18		91	90,483
BB&T Corp.,
Sr. Unsec’d. Notes, MTN
1.600%	08/15/17		200	200,581
2.050%	06/19/18		83	83,027
3.200%	03/15/16		200	208,737
BC Mountain LLC/BC Mountain Finance, Inc.,
Gtd. Notes, 144A
7.000%	02/01/21	(a)	67	66,330
BE Aerospace, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/22		200	205,750
Beam, Inc.,
Sr. Unsec’d. Notes
3.250%	05/15/22		100	97,385
Belden, Inc.,
Gtd. Notes, 144A
5.500%	09/01/22		265	268,313
Berkshire Hathaway Finance Corp.,
Gtd. Notes
2.900%	10/15/20		293	296,987
3.000%	05/15/22		380	378,787
5.750%	01/15/40		180	209,968
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
3.750%	08/15/21		350	370,923

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
4.500%	02/11/43	(a)	345	$341,895
Berry Plastics Corp.,
Sec’d. Notes
9.500%	05/15/18	(a)	160	169,200
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II,
Gtd. Notes, 144A
5.625%	12/15/16	(a)	65	66,625
6.000%	06/15/17	(a)	5	5,175
Big Heart Pet Brands,
Gtd. Notes
7.625%	02/15/19		390	406,331
Bill Barrett Corp.,
Gtd. Notes
7.000%	10/15/22	(a)	140	147,350
7.625%	10/01/19	(a)	60	65,025
BI-LO LLC/BI-LO Finance Corp.,
Sr. Unsec’d. Notes, PIK, 144A
8.625%	09/15/18		31	32,124
Biomet, Inc.,
Gtd. Notes
6.500%	08/01/20		625	673,125
6.500%	10/01/20		150	159,375
BlueLine Rental Finance Corp.,
Sec’d. Notes, 144A
7.000%	02/01/19		75	79,313
Boeing Co. (The),
Sr. Unsec’d. Notes
7.950%	08/15/24		495	674,514
Boise Cascade Co.,
Gtd. Notes
6.375%	11/01/20		82	87,945
Bonanza Creek Energy, Inc.,
Gtd. Notes
6.750%	04/15/21		60	64,050
Boston Properties LP,
Sr. Unsec’d. Notes, REIT
3.125%	09/01/23		220	206,433
3.800%	02/01/24		50	49,575
3.850%	02/01/23	(a)	305	307,565
4.125%	05/15/21		150	157,454
Brandywine Operating Partnership LP,
Gtd. Notes
5.700%	05/01/17		200	220,787
BreitBurn Energy Partners LP/BreitBurn Finance Corp.,
Gtd. Notes
7.875%	04/15/22		475	514,187
Briggs & Stratton Corp.,
Gtd. Notes
6.875%	12/15/20		70	77,700
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.000%	08/01/22		140	127,277
Building Materials Corp. of America,
Sr. Notes, 144A
6.750%	05/01/21	(a)	195	211,575
Bunge Ltd. Finance Corp.,
Gtd. Notes
4.100%	03/15/16		100	105,513

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
8.500%	06/15/19		100	$123,406
Burger King Corp.,
Gtd. Notes
9.875%	10/15/18		95	103,669
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.450%	09/15/21		510	516,693
4.100%	06/01/21		360	379,294
4.450%	03/15/43		315	300,397
5.750%	05/01/40		345	395,356
7.950%	08/15/30		100	135,615
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
8.000%	04/15/20		235	274,069
Caesars Entertainment Operating Co., Inc.,
Sr. Sec’d. Notes
8.500%	02/15/20		1,535	1,358,475
9.000%	02/15/20		300	269,250
Caesars Entertainment Resorts Properties,
Sr. Sec’d. Notes, 144A
8.000%	10/01/20		100	105,250
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.875%	01/15/24		42	42,630
6.000%	01/15/22	(a)	75	78,750
7.875%	07/31/20		464	510,400
7.875%	01/15/23	(a)	500	560,000
Camden Property Trust,
Sr. Unsec’d. Notes
5.700%	05/15/17		231	259,386
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp.,
Gtd. Notes, 144A
7.750%	02/15/18		50	53,500
Capital One Bank USA NA,
Sub. Notes
3.375%	02/15/23	(a)	1,205	1,172,529
Capital One Financial Corp.,
Sr. Unsec’d. Notes
1.000%	11/06/15		91	91,129
2.150%	03/23/15		1,555	1,578,390
3.500%	06/15/23	(a)	40	39,213
4.750%	07/15/21		200	219,113
Capsugel SA,
Sr. Unsec’d. Notes, PIK, 144A
7.000%	05/15/19		32	32,960
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
7.350%	03/06/19		250	302,221
Case New Holland, Inc.,
Gtd. Notes
7.875%	12/01/17	(a)	300	351,750
Casella Waste Systems, Inc.,
Gtd. Notes
7.750%	02/15/19	(a)	110	114,125
Catalent Pharma Solutions, Inc.,
Gtd. Notes
7.875%	10/15/18		88	89,430

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Catamaran Corp.,
Gtd. Notes
4.750%	03/15/21		25	$25,344
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
1.250%	11/06/17	(a)	130	129,008
2.850%	06/01/22		225	218,361
7.150%	02/15/19		200	244,499
Caterpillar, Inc.,
Sr. Unsec’d. Notes
1.500%	06/26/17		345	345,227
3.803%	08/15/42		400	355,206
CBS Corp.,
Gtd. Notes
1.950%	07/01/17		420	425,174
5.900%	10/15/40	(a)	100	111,466
7.875%	09/01/23		100	126,145
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.,
Gtd. Notes, 144A
5.250%	02/15/22		20	20,500
5.625%	02/15/24	(a)	20	20,500
CCM Merger, Inc.,
Gtd. Notes, 144A
9.125%	05/01/19		35	37,275
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
5.250%	03/15/21		336	338,520
6.500%	04/30/21	(a)	172	182,320
7.000%	01/15/19		250	264,375
7.375%	06/01/20	(a)	1,200	1,312,500
8.125%	04/30/20		65	71,175
CDW LLC/CDW Finance Corp.,
Gtd. Notes
8.500%	04/01/19		500	547,500
CEC Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
8.000%	02/15/22		80	82,800
Cedar Fair LP Canada’s Wonderland Co. Magnum Management Corp.,
Gtd. Notes
5.250%	03/15/21		48	48,600
Celanese US Holdings LLC,
Gtd. Notes
6.625%	10/15/18		75	79,200
Celgene Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/22		65	63,347
3.950%	10/15/20		100	104,500
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
4.500%	01/15/21		100	108,029
5.850%	01/15/41		110	130,925
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
6.500%	05/01/18		100	115,954
Central Garden & Pet Co.,
Gtd. Notes
8.250%	03/01/18		400	412,500

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
CenturyLink, Inc.,
Sr. Unsec’d. Notes
5.800%	03/15/22	(a)	500	$511,250
6.750%	12/01/23		300	318,375
Cenveo Corp.,
Sec’d. Notes
8.875%	02/01/18		95	96,900
Ceridian Corp.,
Sr. Sec’d. Notes, 144A
8.875%	07/15/19		60	68,100
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43		120	116,636
5.375%	03/15/44		200	208,514
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
3.225%	09/01/22		100	98,049
4.450%	07/22/20		25	27,290
Chemtura Corp.,
Gtd. Notes
5.750%	07/15/21	(a)	44	45,650
Chesapeake Energy Corp.,
Gtd. Notes
3.250%	03/15/16		25	25,250
5.375%	06/15/21		60	63,150
6.125%	02/15/21	(a)	58	63,220
6.875%	11/15/20		210	238,350
Chesapeake Midstream Partners LP/CHKM Finance Corp.,
Gtd. Notes
6.125%	07/15/22		425	457,406
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance Inc,
Gtd. Notes
6.625%	11/15/19		110	114,125
Chevron Corp.,
Sr. Unsec’d. Notes
2.427%	06/24/20		157	155,878
3.191%	06/24/23		95	93,848
Chinos Intermediate Holdings A, Inc.,
Sr. Unsec’d. Notes, PIK, 144A
7.750%	05/01/19		33	34,073
Chiquita Brands International, Inc.. /Chiquita Brands LLC,
Sr. Sec’d. Notes
7.875%	02/01/21		196	218,785
Chrysler Group LLC/CG Co-Issuer, Inc.,
Sec’d. Notes
8.250%	06/15/21	(a)	1,000	1,131,250
Sec’d. Notes, 144A
8.250%	06/15/21		200	226,250
CHS/Community Health Systems, Inc.,
Gtd. Notes
7.125%	07/15/20	(a)	235	254,975
Chubb Corp. (The),
Sr. Unsec’d. Notes
5.750%	05/15/18		50	57,263
Cigna Corp.,
Sr. Unsec’d. Notes
4.000%	02/15/22	(a)	675	699,938

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Cimarex Energy Co.,
Gtd. Notes
5.875%	05/01/22		70	$75,950
Cincinnati Bell, Inc.,
Gtd. Notes
8.375%	10/15/20		31	33,945
8.750%	03/15/18		28	29,295
Cinemark USA, Inc.,
Gtd. Notes
4.875%	06/01/23		250	240,313
5.125%	12/15/22	(a)	85	85,000
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
3.625%	03/04/24		280	282,335
4.450%	01/15/20		285	312,786
5.500%	01/15/40		380	432,802
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.000%	08/15/22	(a)	445	461,687
5.250%	03/15/18	(a)	450	483,750
Sr. Unsec’d. Notes, 144A
6.625%	04/01/18		270	302,063
Citgo Petroleum Corp.,
Sr. Sec’d. Notes, 144A
11.500%	07/01/17		100	107,500
Citigroup, Inc.,
Jr. Sub. Notes
5.350%(c)	04/29/49	(a)	330	306,075
5.950%(c)	12/29/49	(a)	175	171,063
Sr. Unsec’d. Notes
1.700%	07/25/16	(a)	375	379,259
2.500%	09/26/18	(a)	425	427,307
3.375%	03/01/23	(a)	572	553,150
3.875%	10/25/23	(a)	370	367,382
4.450%	01/10/17		200	216,005
4.500%	01/14/22		620	656,921
4.587%	12/15/15		200	212,130
4.750%	05/19/15		366	382,153
4.950%	11/07/43		260	264,213
6.125%	11/21/17		300	343,505
8.125%	07/15/39		75	108,473
8.500%	05/22/19		340	433,187
Sub. Notes
0.505%(c)	06/09/16	(a)	620	612,438
5.500%	09/13/25		115	122,498
6.675%	09/13/43	(a)	410	480,110
Claire’s Stores, Inc.,
Gtd. Notes, 144A
7.750%	06/01/20		39	30,030
Sec’d. Notes
8.875%	03/15/19	(a)	347	322,710
Sr. Sec’d. Notes, 144A
6.125%	03/15/20	(a)	56	52,500
9.000%	03/15/19	(a)	944	980,580
Clean Harbors, Inc.,
Gtd. Notes
5.125%	06/01/21		35	35,700

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Clear Channel Communications, Inc.,
Sr. Sec’d. Notes
9.000%	12/15/19		57	$59,850
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
6.500%	11/15/22	(a)	1,845	1,971,378
7.625%	03/15/20		339	366,120
Clearwater Paper Corp.,
Gtd. Notes
4.500%	02/01/23		40	38,500
Clearwire Communications LLC/Clearwire Finance, Inc.,
Sr. Sec’d. Notes, 144A
14.750%	12/01/16		130	172,250
Cleveland Electric Illuminating Co. (The),
Sr. Sec’d. Notes
7.880%	11/01/17		200	239,800
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.,
Gtd. Notes
6.375%	03/15/24		40	41,000
CME Group, Inc.,
Sr. Unsec’d. Notes
3.000%	09/15/22		235	231,981
CMS Energy Corp,
Sr. Unsec’d. Notes
8.750%	06/15/19		80	102,694
CNA Financial Corp.,
Sr. Unsec’d. Notes
5.750%	08/15/21		100	115,165
6.500%	08/15/16		100	112,253
CNG Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.375%	05/15/20		176	161,040
CNL Lifestyle Properties, Inc.,
Gtd. Notes, REIT
7.250%	04/15/19		80	84,000
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
1.150%	04/01/18		107	104,893
Coeur Mining, Inc.,
Gtd. Notes
7.875%	02/01/21		134	134,670
Gtd. Notes, 144A
7.875%	02/01/21		15	15,037
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22		200	283,439
Comcast Corp.,
Gtd. Notes
4.500%	01/15/43	(a)	75	73,150
4.650%	07/15/42		55	54,859
4.750%	03/01/44		165	167,480
5.850%	11/15/15		100	108,382
5.900%	03/15/16		100	109,909
6.450%	03/15/37		300	369,063
Commercial Metals Co.,
Sr. Unsec’d. Notes
4.875%	05/15/23		5	4,800
6.500%	07/15/17		65	72,637
7.350%	08/15/18		70	79,800

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
CommonWealth REIT,
Sr. Unsec’d. Notes, REIT
6.650%	01/15/18		375	$409,225
CommScope, Inc.,
Gtd. Notes, 144A
8.250%	01/15/19		228	246,810
Comstock Resources, Inc.,
Gtd. Notes
7.750%	04/01/19		210	223,650
ConAgra Foods, Inc.,
Sr. Unsec’d. Notes
1.300%	01/25/16		51	51,338
2.100%	03/15/18		34	33,832
3.200%	01/25/23	(a)	195	186,240
Concho Resources, Inc.,
Gtd. Notes
6.500%	01/15/22	(a)	105	114,450
7.000%	01/15/21		100	110,250
Concur Technologies, Inc.,
Sr. Unsec’d. Notes, 144A
0.500%	06/15/18		293	342,077
ConocoPhillips,
Gtd. Notes
1.050%	12/15/17		125	123,522
6.000%	01/15/20		925	1,094,918
ConocoPhillips Holding Co.,
Sr. Unsec’d. Notes
6.950%	04/15/29		200	266,594
CONSOL Energy, Inc.,
Gtd. Notes
6.375%	03/01/21		250	264,687
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
5.850%	04/01/18		240	275,388
Constellation Brands, Inc.,
Gtd. Notes
3.750%	05/01/21		28	27,370
4.250%	05/01/23	(a)	56	54,740
6.000%	05/01/22		35	38,675
Consumers Energy Co.,
First Mortgage
5.650%	04/15/20		150	173,745
Continental Airlines 2003-ERJ1 Pass-Through Trust,
Pass-Through Certificates
7.875%	07/02/18		461	505,186
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	10/29/24		32	32,320
Corrections Corp. of America,
Gtd. Notes
4.125%	04/01/20		400	395,000
Covanta Holding Corp.,
Sr. Unsec’d. Notes
5.875%	03/01/24		30	30,474
Coventry Health Care, Inc.,
Sr. Unsec’d. Notes
5.950%	03/15/17	(a)	800	901,139

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
COX Communications Inc,
Sr. Unsec’d. Notes, 144A
9.375%	01/15/19		145	$184,544
Crestview DS Merger Sub II, Inc.,
Sec’d. Notes, 144A
10.000%	09/01/21	(a)	45	49,950
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes, 144A
6.125%	03/01/22		61	63,745
Cricket Communications, Inc.,
Gtd. Notes
7.750%	10/15/20		125	142,875
Crown Americas LLC/Crown Americas Capital Corp. IV,
Gtd. Notes
4.500%	01/15/23		66	63,030
Crown Castle International Corp.,
Sr. Unsec’d. Notes
5.250%	01/15/23		169	171,746
CSC Holdings LLC,
Sr. Unsec’d. Notes
6.750%	11/15/21		40	44,700
8.625%	02/15/19		400	478,000
CST Brands, Inc.,
Gtd. Notes
5.000%	05/01/23	(a)	188	184,710
CSX Corp.,
Sr. Unsec’d. Notes
4.100%	03/15/44		130	118,579
4.750%	05/30/42		130	132,288
6.000%	10/01/36		80	93,901
7.900%	05/01/17		200	234,990
Cubist Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes, 144A
1.125%	09/01/18		227	267,293
1.875%	09/01/20		243	293,119
CVR Refining LLC/Coffeyville Finance, Inc.,
Sec’d. Notes
6.500%	11/01/22		130	136,825
CVS Caremark Corp.,
Sr. Unsec’d. Notes
2.750%	12/01/22		815	768,807
4.000%	12/05/23		414	422,994
5.300%	12/05/43		75	82,787
5.750%	05/15/41		260	301,323
CyrusOne LP/CyrusOne Finance Corp,
Gtd. Notes
6.375%	11/15/22		61	64,355
Dana Holding Corp.,
Sr. Unsec’d. Notes
6.500%	02/15/19	(a)	300	320,250
DaVita HealthCare Partners, Inc.,
Gtd. Notes
5.750%	08/15/22		75	79,781
6.625%	11/01/20		200	214,250
DCP Midstream Operating LP,
Gtd. Notes
3.875%	03/15/23		800	781,666

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
DDR Corp.,
Sr. Unsec’d. Notes
3.500%	01/15/21		535	$531,201
Deere & Co.,
Sr. Unsec’d. Notes
2.600%	06/08/22		180	172,096
8.100%	05/15/30		230	332,680
Delta Air Lines 2012-1 Class B Pass-Through Trust,
Pass-Through Certificates, 144A
6.875%	05/07/19		64	70,278
Deluxe Corp.,
Gtd. Notes
7.000%	03/15/19	(a)	165	177,375
Denali Borrower LLC/Denali Finance Corp.,
Sr. Sec’d. Notes, 144A
5.625%	10/15/20	(a)	418	425,315
Denbury Resources, Inc.,
Gtd. Notes
8.250%	02/15/20		300	326,250
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.000%	07/15/21		100	104,525
5.600%	07/15/41		65	71,990
6.300%	01/15/19		100	117,118
Devon Financing Corp. LLC,
Gtd. Notes
7.875%	09/30/31		100	136,031
Diamondback Energy, Inc.,
Gtd. Notes, 144A
7.625%	10/01/21		47	50,760
DigitalGlobe, Inc.,
Gtd. Notes
5.250%	02/01/21		75	74,063
DineEquity, Inc.,
Gtd. Notes
9.500%	10/30/18		90	98,100
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
3.800%	03/15/22		291	287,956
5.000%	03/01/21		60	64,510
5.150%	03/15/42		757	715,661
6.350%	03/15/40		170	184,237
6.375%	03/01/41		170	184,792
Discover Bank,
Sr. Unsec’d. Notes
2.000%	02/21/18		1,320	1,314,039
Discovery Communications LLC,
Gtd. Notes
3.300%	05/15/22		250	243,819
4.375%	06/15/21		300	317,263
4.875%	04/01/43		130	126,632
DISH DBS Corp.,
Gtd. Notes
5.125%	05/01/20		50	52,125
6.750%	06/01/21	(a)	1,670	1,870,400
7.875%	09/01/19	(a)	385	455,263
DJO Finance LLC/DJO Finance Corp.,
Gtd. Notes
7.750%	04/15/18		150	157,875

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Sec’d. Notes
8.750%	03/15/18		400	$435,000
Dominion Gas Holdings LLC,
Sr. Unsec’d. Notes, 144A
4.800%	11/01/43		165	168,252
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
2.750%	09/15/22	(a)	153	144,835
4.450%	03/15/21		611	658,073
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.000%	11/15/22		466	442,957
4.125%	11/15/21		1,100	1,151,998
8.850%	09/15/21		90	116,904
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
Sr. Sec’d. Notes, 144A
10.500%	07/01/19		30	32,175
Dr. Pepper Snapple Group, Inc.,
Gtd. Notes
2.000%	01/15/20		75	71,268
DreamWorks Animation SKG, Inc.,
Gtd. Notes, 144A
6.875%	08/15/20		80	86,600
DTE Electric Co.,
General Ref. Mortgage
3.900%	06/01/21		250	265,648
DTE Energy Co.,
Sr. Unsec’d. Notes
3.850%	12/01/23		46	46,650
Duke Energy Carolinas LLC,
First Mortgage
4.300%	06/15/20		429	467,124
First Ref. Mortgage
6.000%	01/15/38		48	59,039
Duke Energy Corp.,
Sr. Unsec’d. Notes
1.625%	08/15/17		500	501,077
3.050%	08/15/22		510	496,198
5.050%	09/15/19		770	858,582
Duke Energy Ohio, Inc.,
First Mortgage
3.800%	09/01/23		136	140,853
Duke Energy Progress, Inc.,
First Mortgage
4.100%	03/15/43		100	95,491
5.700%	04/01/35		100	115,801
Duke Realty LP,
Gtd. Notes, REIT
6.750%	03/15/20		313	365,167
7.375%	02/15/15		1,350	1,426,613
Sr. Unsec’d. Notes
3.875%	02/15/21		285	285,580
DuPont Fabros Technology LP,
Gtd. Notes
5.875%	09/15/21		58	61,335
Dycom Investments, Inc.,
Gtd. Notes
7.125%	01/15/21		75	80,906

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Dynegy Roseton LLC/Dynegy Danskammer LLC Pass Escrow Bonds,
First Lien(i)
7.670%	12/02/14		550	$—
Dynegy, Inc.,
Gtd. Notes, 144A
5.875%	06/01/23	(a)	73	71,723
E*TRADE Financial Corp.,
Sr. Unsec’d. Notes
6.375%	11/15/19		60	65,250
E.I. du Pont de Nemours & Co.,
Sr. Unsec’d. Notes
2.800%	02/15/23		15	14,178
4.150%	02/15/43		67	63,789
5.250%	12/15/16		100	111,349
Eagle Spinco, Inc.,
Gtd. Notes, 144A
4.625%	02/15/21		65	64,269
Eaton Corp.,
Gtd. Notes
1.500%	11/02/17		27	26,870
4.000%	11/02/32		24	23,216
Sr. Unsec’d. Notes
6.950%	03/20/19		65	77,050
eBay, Inc.,
Sr. Unsec’d. Notes
4.000%	07/15/42		200	176,892
Ecolab, Inc.,
Sr. Unsec’d. Notes
4.350%	12/08/21		200	215,200
El Paso LLC,
Sr. Sec’d. Notes
7.250%	06/01/18		400	455,035
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36		588	613,515
EMC Corp.,
Sr. Unsec’d. Notes
2.650%	06/01/20		328	326,487
Emergency Medical Services Corp.,
Gtd. Notes
8.125%	06/01/19		68	72,675
Endo Health Solutions, Inc.,
Gtd. Notes
7.000%	07/15/19		70	75,425
7.000%	12/15/20		15	16,163
7.250%	01/15/22		19	20,567
Energy Transfer Equity LP,
Sr. Sec’d. Notes
5.875%	01/15/24	(a)	100	102,250
7.500%	10/15/20		71	81,206
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
3.600%	02/01/23	(a)	165	157,819
5.150%	02/01/43		190	182,920
6.500%	02/01/42		310	351,333
Energy XXI Gulf Coast, Inc.,
Gtd. Notes
7.750%	06/15/19		80	85,800
Gtd. Notes, 144A

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
7.500%	12/15/21		30	$31,425
Enlink Midstream Partners LP,
Sr. Unsec’d. Notes
5.600%	04/01/44		230	242,852
Ensco PLC,
Sr. Unsec’d. Notes
4.700%	03/15/21		100	107,444
Entegris, Inc.,
Gtd. Notes, 144A
6.000%	04/01/22		27	27,607
Entergy Arkansas, Inc.,
First Mortgage
3.050%	06/01/23		115	111,195
3.750%	02/15/21		685	717,760
Enterprise Products Operating LLC,
Gtd. Notes
4.050%	02/15/22		145	151,306
4.450%	02/15/43		510	478,756
4.850%	03/15/44		70	69,822
8.375%(c)	08/01/66		290	326,613
EOG Resources, Inc.,
Sr. Unsec’d. Notes
2.625%	03/15/23		234	221,070
EP Energy LLC/EP Energy Finance, Inc.,
Sr. Unsec’d. Notes
9.375%	05/01/20	(a)	760	878,750
EP Energy LLC/Everest Acquisition Finance, Inc.,
Gtd. Notes
7.750%	09/01/22		200	224,500
Sr. Sec’d. Notes
6.875%	05/01/19		100	108,000
Epicor Software Corp.,
Gtd. Notes
8.625%	05/01/19		325	355,469
Equinix, Inc.,
Sr. Unsec’d. Notes
7.000%	07/15/21	(a)	75	83,625
ERAC USA Finance LLC,
Gtd. Notes, 144A
1.400%	04/15/16		19	19,095
5.625%	03/15/42		22	24,036
7.000%	10/15/37		150	188,649
Sr. Notes, 144A
4.500%	08/16/21		200	212,559
ERP Operating LP,
Sr. Unsec’d. Notes, REIT
4.625%	12/15/21		180	194,595
EV Energy Partners LP/EV Energy Finance Corp.,
Gtd. Notes
8.000%	04/15/19		250	258,750
Express Scripts Holding Co.,
Gtd. Notes
3.900%	02/15/22		160	163,760
4.750%	11/15/21		570	619,465
Exterran Partners LP,
Sr. Unsec’d. Notes
6.000%	10/01/22		52	51,153

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Extra Space Storage LP,
Sr. Unsec’d. Notes, 144A
2.375%	07/01/33		445	$463,913
FedEx Corp.,
Gtd. Notes
5.100%	01/15/44		305	316,135
Felcor Lodging LP,
Sr. Sec’d. Notes, REIT
6.750%	06/01/19		122	130,997
Fidelity & Guaranty Life Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	04/01/21		71	75,615
Fifth Third Bancorp,
Jr. Sub. Notes
5.100%(c)	12/29/49		375	345,000
Sub. Notes
8.250%	03/01/38		100	140,828
Fifth Third Bank,
Sr. Unsec’d. Notes
1.450%	02/28/18		200	196,618
First Cash Financial Services, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	04/01/21		23	23,575
First Data Corp.,
Gtd. Notes
10.625%	06/15/21		55	61,875
11.250%	01/15/21		46	52,497
11.750%	08/15/21	(a)	105	110,250
12.625%	01/15/21	(a)	175	208,250
Sec’d. Notes, 144A
8.250%	01/15/21	(a)	125	135,625
Sec’d. Notes, PIK, 144A
8.750%	01/15/22	(a)	1,325	1,447,563
Sr. Sec’d. Notes, 144A
6.750%	11/01/20	(a)	1,377	1,480,275
First Industrial LP,
Sr. Unsec’d. Notes
6.420%	06/01/14		2,280	2,298,023
Florida Power & Light Co.,
First Mortgage
3.800%	12/15/42		130	119,818
5.625%	04/01/34		100	119,058
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	(a)	260	251,426
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
1.489%(c)	05/09/16		200	203,342
1.500%	01/17/17		200	199,405
1.700%	05/09/16		500	505,583
2.875%	10/01/18		200	203,755
3.000%	06/12/17		2,105	2,186,377
4.375%	08/06/23	(a)	340	350,795
Freeport-McMoRan Copper & Gold, Inc.,
Gtd. Notes
3.100%	03/15/20		86	83,663
5.450%	03/15/43		302	296,978
Sr. Unsec’d. Notes
3.550%	03/01/22		300	286,506

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Freescale Semiconductor, Inc.,
Gtd. Notes
8.050%	02/01/20		50	$54,937
Sr. Sec’d. Notes, 144A
5.000%	05/15/21		35	35,700
6.000%	01/15/22	(a)	38	40,327
Frontier Communications Corp.,
Sr. Unsec’d. Notes
7.625%	04/15/24		21	21,945
9.250%	07/01/21		175	207,375
FTI Consulting, Inc.,
Gtd. Notes
6.750%	10/01/20	(a)	65	70,037
Gannett Co., Inc.,
Gtd. Notes, 144A
5.125%	07/15/20	(a)	28	28,770
6.375%	10/15/23		116	123,105
GCI, Inc.,
Sr. Unsec’d. Notes
8.625%	11/15/19		350	374,500
GenCorp, Inc.,
Sec’d. Notes
7.125%	03/15/21		33	35,764
General Cable Corp.,
Gtd. Notes, 144A
6.500%	10/01/22		200	203,000
General Electric Capital Corp.,
Jr. Sub. Notes
6.250%(c)	12/29/49		300	321,000
Sr. Sec’d. Notes
1.000%	12/11/15		58	58,409
2.100%	12/11/19		289	286,670
Sr. Unsec’d. Notes
1.625%	04/02/18	(a)	535	532,193
2.250%	11/09/15		200	205,311
Sr. Unsec’d. Notes, MTN
1.500%	07/12/16		250	253,312
3.150%	09/07/22		350	345,794
4.375%	09/16/20	(a)	1,110	1,205,604
4.650%	10/17/21		250	274,558
5.500%	01/08/20		145	166,852
5.625%	05/01/18		355	405,723
5.875%	01/14/38		765	901,863
6.000%	08/07/19		100	117,396
6.750%	03/15/32	(a)	1,025	1,317,875
6.875%	01/10/39		100	131,694
General Electric Co.,
Sr. Unsec’d. Notes
2.700%	10/09/22		85	82,382
4.125%	10/09/42	(a)	395	379,553
5.250%	12/06/17		200	226,647
General Mills, Inc.,
Sr. Unsec’d. Notes
3.150%	12/15/21		170	170,849
General Motors Co.,
Sr. Unsec’d. Notes, 144A
4.875%	10/02/23		100	102,500
6.250%	10/02/43		350	378,875

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
General Motors Financial Co., Inc.,
Gtd. Notes
2.750%	05/15/16		274	$277,589
3.250%	05/15/18		301	303,634
4.750%	08/15/17	(a)	75	80,156
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
5.750%	02/15/21		75	77,625
GenOn Energy, Inc.,
Sr. Unsec’d. Notes
9.500%	10/15/18		50	51,125
9.875%	10/15/20	(a)	325	331,500
Geo Group, Inc. (The),
Gtd. Notes
6.625%	02/15/21		300	321,750
Georgia Power Co.,
Sr. Unsec’d. Notes
4.300%	03/15/42		130	125,563
4.300%	03/15/43	(a)	360	348,062
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.400%	12/01/21		200	216,074
4.500%	04/01/21		630	689,874
4.800%	04/01/44		205	211,028
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.375%	01/22/18		1,285	1,293,538
2.900%	07/19/18	(a)	520	530,293
3.625%	01/22/23	(a)	1,200	1,180,447
5.250%	07/27/21		350	387,447
5.750%	01/24/22		200	226,784
5.950%	01/18/18		100	113,249
6.250%	09/01/17		500	570,985
6.250%	02/01/41		25	29,686
Sr. Unsec’d. Notes, MTN
1.600%	11/23/15		100	101,038
7.500%	02/15/19		600	725,873
Sub. Notes
6.450%	05/01/36		455	505,111
6.750%	10/01/37		595	681,584
Goodman Networks, Inc.,
Sr. Sec’d. Notes
12.125%	07/01/18		125	133,125
Sr. Sec’d. Notes, 144A
12.375%	07/01/18		18	19,170
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
7.000%	05/15/22	(a)	225	249,750
8.750%	08/15/20		500	591,250
Graphic Packaging International, Inc.,
Gtd. Notes
4.750%	04/15/21		71	71,089
Graton Economic Development Authority,
Sr. Sec’d. Notes, 144A
9.625%	09/01/19		65	74,263
Gray Television, Inc.,
Gtd. Notes
7.500%	10/01/20	(a)	160	173,600

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Great Lakes Dredge & Dock Corp.,
Gtd. Notes
7.375%	02/01/19		300	$314,250
Griffon Corp.,
Gtd. Notes, 144A
5.250%	03/01/22	(a)	75	74,250
Guitar Center, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	04/15/19		56	55,650
Gymboree Corp.,
Gtd. Notes
9.125%	12/01/18	(a)	37	31,311
H&E Equipment Services, Inc.,
Gtd. Notes
7.000%	09/01/22		350	385,000
Halcon Resources Corp.,
Gtd. Notes
8.875%	05/15/21		325	337,187
Gtd. Notes, 144A
9.250%	02/15/22	(a)	124	129,270
Halliburton Co.,
Sr. Unsec’d. Notes
3.250%	11/15/21		305	310,323
4.750%	08/01/43		280	289,565
8.750%	02/15/21		100	129,324
Sr. Unsec’d. Notes, MTN
6.750%	02/01/27		100	123,683
Hanesbrands, Inc.,
Gtd. Notes
6.375%	12/15/20		250	273,125
Harland Clarke Holdings Corp.,
Sr. Sec’d. Notes, 144A
6.875%	03/01/20		25	25,375
9.750%	08/01/18		185	203,037
Sr. Unsec’d. Notes, 144A
9.250%	03/01/21		40	40,200
Harron Communications LP/Harron Finance Corp.,
Sr. Unsec’d. Notes, 144A
9.125%	04/01/20		20	22,600
Hartford Financial Services Group, Inc.,
Jr. Sub. Notes
8.125%(c)	06/15/38		100	117,375
Sr. Unsec’d. Notes
5.125%	04/15/22		170	189,142
Hawk Acquisition Sub, Inc.,
Sec’d. Notes, 144A
4.250%	10/15/20	(a)	605	595,169
HCA Holdings, Inc.,
Sr. Unsec’d. Notes
6.250%	02/15/21		160	171,280
7.750%	05/15/21	(a)	1,150	1,267,875
HCA, Inc.,
Gtd. Notes
5.875%	05/01/23	(a)	80	82,300
7.500%	02/15/22	(a)	1,032	1,179,060
Sr. Sec’d. Notes
3.750%	03/15/19		58	58,217
4.750%	05/01/23	(a)	70	69,213
5.000%	03/15/24		66	66,124

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
5.875%	03/15/22	(a)	143	$154,083
6.500%	02/15/20		290	324,800
HCP, Inc.,
Sr. Unsec’d. Notes, MTN
6.300%	09/15/16		257	288,948
Sr. Unsec’d. Notes, REIT
2.625%	02/01/20		445	434,694
3.150%	08/01/22		590	564,272
3.750%	02/01/19	(a)	815	858,754
HD Supply, Inc.,
Gtd. Notes
7.500%	07/15/20	(a)	60	65,475
Sr. Sec’d. Notes
8.125%	04/15/19		750	836,250
Health Care REIT, Inc.,
Sr. Unsec’d. Notes
4.500%	01/15/24		227	233,787
5.875%	05/15/15		251	265,072
Healthcare Technology Intermediate, Inc.,
Sr. Unsec’d. Notes, PIK, 144A
7.375%	09/01/18		33	33,660
HealthSouth Corp.,
Gtd. Notes
7.750%	09/15/22		330	361,350
Hecla Mining Co.,
Gtd. Notes
6.875%	05/01/21	(a)	162	157,140
Hertz Corp. (The),
Gtd. Notes
4.250%	04/01/18		52	53,560
5.875%	10/15/20		550	586,439
7.375%	01/15/21		85	93,500
Hess Corp.,
Sr. Unsec’d. Notes
7.875%	10/01/29		40	52,533
8.125%	02/15/19		205	256,650
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
3.750%	12/01/20		100	101,581
4.375%	09/15/21		91	95,181
4.650%	12/09/21	(a)	211	223,212
6.000%	09/15/41		95	104,032
Hexion US Finance Corp.,
Sr. Sec’d. Notes
6.625%	04/15/20	(a)	470	486,450
Hiland Partners LP/Hiland Partners Finance Corp.,
Gtd. Notes, 144A
7.250%	10/01/20		160	174,000
HilCorp Energy I LP/HilCorp Finance Co.,
Sr. Notes, 144A
7.625%	04/15/21		210	229,950
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes, 144A
5.625%	10/15/21		115	120,175
Historic TW, Inc.,
Gtd. Notes
6.625%	05/15/29		100	120,362

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Hologic, Inc.,
Gtd. Notes
6.250%	08/01/20		170	$179,775
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.750%	02/15/24		110	112,370
4.400%	04/01/21		150	164,905
4.875%	02/15/44		255	271,087
Hospira, Inc.,
Sr. Unsec’d. Notes
5.200%	08/12/20		10	10,684
HSBC Finance Corp.,
Sr. Unsec’d. Notes
5.000%	06/30/15		150	157,479
HSBC USA, Inc.,
Sr. Unsec’d. Notes
1.625%	01/16/18	(a)	500	495,873
Huntsman International LLC,
Gtd. Notes
4.875%	11/15/20	(a)	250	251,563
8.625%	03/15/21	(a)	300	336,000
Iac Interactivecorp,
Gtd. Notes
4.875%	11/30/18		15	15,656
IASIS Healthcare LLC/IASIS Capital Corp.,
Gtd. Notes
8.375%	05/15/19		50	53,375
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes, 144A
4.875%	03/15/19		190	193,325
5.875%	02/01/22		125	126,875
iGATE Corp.,
Gtd. Notes
9.000%	05/01/16	(a)	182	191,100
Gtd. Notes, 144A
4.750%	04/15/19		43	43,161
Igloo Holdings Corp.,
Sr. Unsec’d. Notes, PIK, 144A
8.250%	12/15/17	(a)	21	21,144
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
5.460%(c)	12/21/65	(a)	480	453,600
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
3.900%	09/01/42		260	236,823
IMS Health, Inc.,
Sr. Unsec’d. Notes, 144A
6.000%	11/01/20		230	242,075
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
3.200%	03/15/23		50	48,576
Infor US, Inc.,
Gtd. Notes
9.375%	04/01/19		520	585,650
ING US, Inc.,
Gtd. Notes
2.900%	02/15/18		725	742,847
5.650%(c)	05/15/53		190	188,860
Sr. Unsec’d. Notes

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
5.700%	07/15/43		85	$96,141
Ingersoll-Rand Global Holding Co. Ltd.,
Gtd. Notes, 144A
2.875%	01/15/19		92	91,726
Ingles Markets, Inc.,
Sr. Unsec’d. Notes
5.750%	06/15/23	(a)	80	80,000
Intel Corp.,
Sr. Unsec’d. Notes
4.000%	12/15/32		201	195,157
IntercontinentalExchange Group, Inc.,
Gtd. Notes
2.500%	10/15/18		208	210,215
4.000%	10/15/23		318	329,892
International Business Machines Corp.,
Sr. Unsec’d. Notes
1.625%	05/15/20	(a)	140	132,466
1.875%	08/01/22		260	234,729
1.950%	07/22/16	(a)	200	205,793
3.375%	08/01/23	(a)	555	555,009
3.625%	02/12/24		350	352,900
5.600%	11/30/39		150	175,305
6.220%	08/01/27		110	133,446
International Lease Finance Corp.,
Sr. Unsec’d. Notes
6.250%	05/15/19	(a)	1,750	1,929,375
8.250%	12/15/20	(a)	200	241,898
8.625%	01/15/22		370	453,713
International Paper Co.,
Sr. Unsec’d. Notes
6.000%	11/15/41		305	349,693
International Wire Group Holdings, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	10/15/17		103	112,270
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	02/15/23		155	150,721
Intuit, Inc.,
Sr. Unsec’d. Notes
5.750%	03/15/17		51	57,265
inVentiv Health, Inc.,
Gtd. Notes, 144A
11.000%	08/15/18	(a)	231	213,215
Sr. Sec’d. Notes, 144A
9.000%	01/15/18		50	53,000
Invesco Finance PLC,
Gtd. Notes
4.000%	01/30/24		103	105,048
Isle of Capri Casinos, Inc.,
Gtd. Notes
5.875%	03/15/21		235	238,525
iStar Financial, Inc.,
Sr. Unsec’d. Notes
4.875%	07/01/18		50	51,250
J.Crew Group, Inc.,
Gtd. Notes
8.125%	03/01/19	(a)	250	260,157

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Jarden Corp.,
Gtd. Notes
7.500%	05/01/17		100	$115,125
7.500%	01/15/20		250	272,187
Jefferies Group LLC,
Sr. Unsec’d. Notes
5.500%	03/15/16		150	160,899
8.500%	07/15/19		150	184,343
JM Huber Corp.,
Sr. Notes, 144A
9.875%	11/01/19		49	56,350
JMC Steel Group,
Sr. Notes, 144A
8.250%	03/15/18	(a)	70	71,575
John Deere Capital Corp.,
Sr. Notes
1.700%	01/15/20		33	31,601
Sr. Unsec’d. Notes
1.200%	10/10/17		59	58,800
Johnson Controls, Inc.,
Sr. Unsec’d. Notes
3.750%	12/01/21		100	103,440
5.000%	03/30/20		100	111,000
Jones Energy Holdings LLC/Jones Energy Finance Corp.,
Gtd. Notes, 144A
6.750%	04/01/22		45	45,844
K Hovnanian Enterprises, Inc.,
Gtd. Notes
11.875%	10/15/15		45	51,300
Sec’d. Notes, 144A
9.125%	11/15/20		23	25,817
Sr. Sec’d. Notes, 144A
7.250%	10/15/20		84	91,140
Kaiser Aluminum Corp.,
Gtd. Notes
8.250%	06/01/20		100	112,750
Kansas City Power & Light Co.,
Sr. Unsec’d. Notes
3.150%	03/15/23		50	47,647
5.300%	10/01/41		175	188,953
KB Home,
Gtd. Notes
4.750%	05/15/19		50	50,375
Kennedy-Wilson, Inc.,
Gtd. Notes
5.875%	04/01/24		46	46,000
Kerr-McGee Corp.,
Gtd. Notes
7.875%	09/15/31		60	77,885
Key Energy Services, Inc.,
Gtd. Notes
6.750%	03/01/21	(a)	210	220,763
KeyCorp,
Sr. Unsec’d. Notes, MTN
2.300%	12/13/18		101	100,634
5.100%	03/24/21	(a)	175	195,335
Kilroy Realty LP,
Gtd. Notes
5.000%	11/03/15		906	963,223

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
2.400%	06/01/23		100	$93,125
Kimco Realty Corp.,
Sr. Unsec’d. Notes
3.125%	06/01/23		370	346,052
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
5.000%	03/01/43		740	704,575
6.850%	02/15/20		140	164,416
Kinder Morgan, Inc.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/21		48	48,068
5.625%	11/15/23	(a)	48	47,473
Kinetic Concepts, Inc.,
Sec’d. Notes
10.500%	11/01/18		350	402,063
Kodiak Oil & Gas Corp.,
Gtd. Notes
5.500%	01/15/21		45	46,181
5.500%	02/01/22		40	40,950
8.125%	12/01/19		350	388,063
Kraft Foods Group, Inc.,
Sr. Unsec’d. Notes
3.500%	06/06/22	(a)	540	543,255
5.000%	06/04/42	(a)	415	434,569
6.125%	08/23/18		100	116,053
Kroger Co. (The),
Gtd. Notes
6.900%	04/15/38		150	185,804
7.500%	04/01/31		100	127,247
7.700%	06/01/29		150	191,662
Sr. Unsec’d. Notes
2.200%	01/15/17		175	179,006
3.850%	08/01/23		450	448,083
5.150%	08/01/43		190	195,609
L Brands, Inc.,
Gtd. Notes
5.625%	10/15/23		75	77,813
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
2.200%	08/23/17		225	227,730
Laredo Petroleum, Inc.,
Gtd. Notes
7.375%	05/01/22		70	77,700
Lender Processing Services, Inc./Black Knight Lending Solutions, Inc.,
Gtd. Notes
5.750%	04/15/23		70	74,637
Lennar Corp.,
Gtd. Notes
4.500%	06/15/19		37	37,647
6.950%	06/01/18		114	128,820
12.250%	06/01/17		5	6,425
Level 3 Communications, Inc.,
Sr. Unsec’d. Notes
8.875%	06/01/19		100	109,875
11.875%	02/01/19		375	423,750

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Level 3 Financing, Inc.,
Gtd. Notes
7.000%	06/01/20		53	$57,439
8.125%	07/01/19	(a)	125	137,187
8.625%	07/15/20	(a)	755	846,544
Gtd. Notes, 144A
3.846%(c)	01/15/18		25	25,437
6.125%	01/15/21		102	107,610
LG&E and KU Energy LLC,
Sr. Unsec’d. Notes
2.125%	11/15/15		600	609,824
Liberty Interactive LLC,
Sr. Unsec’d. Notes
8.250%	02/01/30		75	80,625
Sr. Unsec’d. Notes, 144A
1.000%	09/30/43		542	568,423
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
5.000%	06/01/21		75	80,717
7.800%	03/15/37		325	360,750
Liberty Mutual Insurance Co.,
Sub. Notes, 144A
7.875%	10/15/26		200	243,535
Liberty Property LP,
Sr. Unsec’d. Notes
4.400%	02/15/24	(a)	190	193,215
Sr. Unsec’d. Notes, REIT
3.375%	06/15/23		140	132,132
Liberty Tire Recycling,
Gtd. Notes, 144A
11.000%	10/01/16		34	33,150
LifePoint Hospitals, Inc.,
Gtd. Notes, 144A
5.500%	12/01/21		40	41,500
Lincoln National Corp.,
Sr. Unsec’d. Notes
4.850%	06/24/21		50	54,727
6.250%	02/15/20		100	117,468
8.750%	07/01/19		85	109,592
Linn Energy LLC/Linn Energy Finance Corp.,
Gtd. Notes
7.750%	02/01/21		700	752,500
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.350%	09/15/21		515	525,070
4.070%	12/15/42		298	279,455
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
3.120%	04/15/22		246	245,056
LSB Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.750%	08/01/19	(a)	32	34,320
Ltd. Brands, Inc.,
Gtd. Notes
6.625%	04/01/21		367	412,416
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.000%	04/15/19		475	528,893
6.000%	11/15/21		150	175,703

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
M/I Homes, Inc.,
Gtd. Notes
8.625%	11/15/18		89	$96,009
Mack-Cali Realty LP,
Sr. Unsec’d. Notes
5.125%	01/15/15		371	382,372
Macy’s Retail Holdings, Inc.,
Gtd. Notes
2.875%	02/15/23	(a)	74	69,289
4.300%	02/15/43	(a)	370	338,219
5.900%	12/01/16		334	371,540
7.450%	07/15/17		195	229,905
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	02/01/21		200	214,374
5.150%	10/15/43		72	75,621
6.400%	07/15/18		250	291,445
Mallinckrodt International Finance SA,
Gtd. Notes, 144A
3.500%	04/15/18		14	13,791
4.750%	04/15/23		52	49,530
Manitowoc Co., Inc. (The),
Gtd. Notes
8.500%	11/01/20		180	202,050
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
6.500%	03/01/41		395	478,271
Marina District Finance Co., Inc.,
Sr. Sec’d. Notes
9.875%	08/15/18		500	537,500
Markel Corp.,
Sr. Unsec’d. Notes
3.625%	03/30/23		320	311,143
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
Gtd. Notes
4.500%	07/15/23	(a)	55	52,937
5.500%	02/15/23		200	205,500
6.250%	06/15/22		127	137,160
Martin Midstream Partners LP/Martin Midstream Finance Corp.,
Gtd. Notes
7.250%	02/15/21		56	58,730
Sr. Unsec’d. Notes, 144A
7.250%	02/15/21		50	52,437
Masco Corp.,
Sr. Unsec’d. Notes
5.950%	03/15/22		25	27,125
Masonite International Corp.,
Gtd. Notes, 144A
8.250%	04/15/21	(a)	135	149,006
MassMutual Global Funding II,
Sr. Sec’d. Notes, 144A
2.100%	08/02/18		174	172,773
2.500%	10/17/22		184	171,498
3.125%	04/14/16		180	188,636
MasTec, Inc.,
Gtd. Notes
4.875%	03/15/23		38	37,240

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance,
Sr. Sec’d. Notes, 144A
9.750%	04/01/21	(a)	13	$14,755
McKesson Corp.,
Sr. Unsec’d. Notes
2.700%	12/15/22		228	212,387
4.883%	03/15/44		195	197,652
Medco Health Solutions, Inc.,
Gtd. Notes
2.750%	09/15/15		800	820,334
4.125%	09/15/20		330	346,842
Mediacom LLC/Mediacom Capital Corp.,
Sr. Unsec’d. Notes
9.125%	08/15/19		91	97,370
Medtronic, Inc.,
Sr. Unsec’d. Notes
3.625%	03/15/24		495	497,031
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.400%	09/15/22		70	65,464
2.800%	05/18/23		125	118,736
Meritage Homes Corp.,
Gtd. Notes
7.000%	04/01/22		43	47,407
MetLife, Inc.,
Jr. Sub. Notes
6.400%	12/15/66		140	147,700
Sr. Unsec’d. Notes
4.125%	08/13/42	(a)	335	314,661
4.750%	02/08/21	(a)	290	322,626
MetroPCS Wireless, Inc.,
Gtd. Notes
6.625%	11/15/20		184	196,420
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A
3.000%	01/10/23		140	133,987
Sr. Sec’d. Notes, 144A
2.500%	09/29/15		300	308,119
3.875%	04/11/22		560	577,567
MGM Resorts International,
Gtd. Notes
6.625%	12/15/21		155	170,500
6.750%	10/01/20	(a)	335	371,431
7.750%	03/15/22	(a)	325	377,000
8.625%	02/01/19	(a)	580	694,550
Michael Foods Group, Inc.,
Gtd. Notes
9.750%	07/15/18		200	213,500
Micron Technology, Inc.,
Sr. Unsec’d. Notes, 144A
5.875%	02/15/22		24	25,140
Microsoft Corp.,
Sr. Unsec’d. Notes
0.875%	11/15/17		46	45,345
2.375%	05/01/23		123	114,833
3.000%	10/01/20		150	154,456
3.500%	11/15/42		430	372,003
3.625%	12/15/23		158	162,081

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
4.875%	12/15/43		160	$172,800
MidAmerican Energy Holdings Co.,
Sr. Unsec’d. Notes
6.125%	04/01/36		130	155,507
Sr. Unsec’d. Notes, 144A
1.100%	05/15/17		400	396,607
3.750%	11/15/23		390	387,981
5.150%	11/15/43		135	143,842
Milacron LLC/Mcron Finance Corp.,
Gtd. Notes, 144A
7.750%	02/15/21		105	113,400
MISA Investments Ltd.,
Unsec’d. Notes, PIK, 144A
8.625%	08/15/18		30	30,900
Molson Coors Brewing Co.,
Gtd. Notes
5.000%	05/01/42		100	104,391
Morgan Stanley,
Sr. Unsec’d. Notes
1.750%	02/25/16		107	108,380
2.125%	04/25/18	(a)	365	364,200
3.750%	02/25/23	(a)	1,010	1,003,598
3.800%	04/29/16		1,205	1,269,177
6.375%	07/24/42		85	103,689
Sr. Unsec’d. Notes, MTN
5.500%	01/26/20		250	281,947
5.500%	07/28/21		450	508,441
5.550%	04/27/17		620	691,638
5.625%	09/23/19		200	227,485
5.750%	10/18/16		100	110,983
7.300%	05/13/19		600	727,676
Sub. Notes
5.000%	11/24/25		311	319,994
Mosaic Co. (The),
Sr. Unsec’d. Notes
3.750%	11/15/21		170	170,842
4.250%	11/15/23	(a)	88	90,274
5.450%	11/15/33		581	628,148
MPH Acquisition Holdings LLC,
Sr. Unsec’d. Notes, 144A
6.625%	04/01/22		200	205,250
MTR Gaming Group, Inc.,
Sec’d. Notes
11.500%	08/01/19		40	45,200
MultiPlan, Inc.,
Gtd. Notes, 144A
9.875%	09/01/18	(a)	300	325,500
Murphy Oil USA, Inc.,
Gtd. Notes, 144A
6.000%	08/15/23		14	14,455
Mustang Merger Corp.,
Sr. Unsec’d. Notes, 144A
8.500%	08/15/21		33	36,135
Mylan, Inc.,
Gtd. Notes
1.800%	06/24/16		90	91,261
2.600%	06/24/18		290	292,178
Gtd. Notes, 144A
7.875%	07/15/20		400	448,390

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Nabors Industries, Inc.,
Gtd. Notes
4.625%	09/15/21		335	$346,090
5.000%	09/15/20		100	106,738
National City Corp.,
Sub. Notes
6.875%	05/15/19		125	148,063
National Mentor Holdings, Inc.,
Gtd. Notes, 144A
12.500%	02/15/18		136	144,840
National Oilwell Varco, Inc.,
Sr. Unsec’d. Notes
1.350%	12/01/17		37	36,608
Nationstar Mortgage LLC/Nationstar Capital Corp.,
Gtd. Notes
6.500%	06/01/22		24	22,260
7.875%	10/01/20		67	67,670
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
8.250%	12/01/31		150	195,082
9.375%	08/15/39		100	147,064
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc.,
Sr. Sec’d. Notes, 144A
8.125%	11/15/21		21	21,893
NBCUniversal Enterprise, Inc.,
Gtd. Notes, 144A
1.662%	04/15/18		890	873,591
NBCUniversal Media LLC,
Gtd. Notes
4.375%	04/01/21		215	233,324
4.450%	01/15/43		500	483,724
6.400%	04/30/40		103	127,431
NCR Corp.,
Gtd. Notes
5.000%	07/15/22		15	15,019
Neiman Marcus Group Ltd., Inc.,
Gtd. Notes, 144A
8.000%	10/15/21	(a)	150	164,813
Netflix, Inc.,
Sr. Unsec’d. Notes
5.375%	02/01/21		71	74,550
Sr. Unsec’d. Notes, 144A
5.750%	03/01/24		65	67,275
NetSuite, Inc.,
Sr. Unsec’d. Notes, 144A
0.250%	06/01/18		303	324,589
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.875%	03/15/22		65	69,225
Nevada Power Co.,
General Ref. Mortgage
6.650%	04/01/36		100	129,890
7.125%	03/15/19		275	336,285
New Albertsons, Inc.,
Sr. Unsec’d. Notes
6.625%	06/01/28		7	5,075
7.750%	06/15/26		63	51,660
8.000%	05/01/31		153	126,225
8.700%	05/01/30		2	1,695

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
New York Life Global Funding,
Sec’d. Notes, 144A
0.800%	02/12/16		225	$225,290
1.650%	05/15/17		200	202,567
Sr. Sec’d. Notes, 144A
2.450%	07/14/16		150	155,477
Newfield Exploration Co.,
Sr. Unsec’d. Notes
5.625%	07/01/24		75	77,813
5.750%	01/30/22	(a)	350	371,875
Nexstar Broadcasting, Inc.,
Gtd. Notes
6.875%	11/15/20	(a)	450	483,750
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
1.200%	06/01/15		59	59,272
1.339%	09/01/15		48	48,349
3.625%	06/15/23		150	145,088
NGL Energy Partners LP/NGL Energy Finance Corp.,
Gtd. Notes, 144A
6.875%	10/15/21		47	48,880
Nielsen Co. Luxembourg Sarl (The),
Gtd. Notes, 144A
5.500%	10/01/21		20	20,875
Nielsen Finance LLC/Nielsen Finance Co.,
Sr. Sub. Notes
5.000%	04/15/22		38	38,095
NII Capital Corp.,
Gtd. Notes
7.625%	04/01/21		334	93,520
NII International Telecom Sarl,
Gtd. Notes, 144A
11.375%	08/15/19	(a)	93	65,565
NII International Telecom SCA,
Gtd. Notes, 144A
7.875%	08/15/19	(a)	66	44,715
NiSource Finance Corp.,
Gtd. Notes
4.450%	12/01/21		195	203,704
4.800%	02/15/44		270	258,587
5.400%	07/15/14		211	213,846
5.650%	02/01/45		139	149,461
5.800%	02/01/42		140	150,754
6.250%	12/15/40		75	85,391
Noble Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	11/15/43		530	553,182
Noble Holding International Ltd.,
Gtd. Notes
5.250%	03/15/42		130	127,272
Nordstrom, Inc.,
Sr. Unsec’d. Notes
4.000%	10/15/21	(a)	100	105,333
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
4.800%	08/15/43		190	195,226
6.000%	03/15/2105		100	114,024

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Nortek, Inc.,
Gtd. Notes
8.500%	04/15/21		70	$78,225
Northrop Grumman Systems Corp.,
Gtd. Notes
7.750%	02/15/31		175	230,916
Northwest Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
7.027%	11/01/19		469	519,984
Novelis, Inc.,
Gtd. Notes
8.750%	12/15/20		160	178,800
NRG Energy, Inc.,
Gtd. Notes
7.625%	01/15/18		550	617,375
7.875%	05/15/21		350	385,000
Nuance Communications, Inc.,
Gtd. Notes, 144A
5.375%	08/15/20	(a)	49	48,755
Nucor Corp.,
Sr. Unsec’d. Notes
4.000%	08/01/23		90	89,757
Oasis Petroleum, Inc.,
Gtd. Notes, 144A
6.875%	03/15/22		75	81,187
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.100%	02/01/21		200	215,349
Oglethorpe Power Corp.,
First Mortgage
5.375%	11/01/40		190	209,155
Ohio Power Co.,
Sr. Unsec’d. Notes
5.375%	10/01/21		140	161,616
6.600%	03/01/33		75	92,656
Oil States International, Inc.,
Gtd. Notes
5.125%	01/15/23		20	22,400
6.500%	06/01/19		170	178,925
Oklahoma Gas & Electric Co.,
Sr. Unsec’d. Notes
4.550%	03/15/44		200	204,763
Olin Corp.,
Sr. Unsec’d. Notes
5.500%	08/15/22		55	56,237
Omnicare, Inc.,
Gtd. Notes
7.750%	06/01/20		30	33,000
Omnicom Group, Inc.,
Gtd. Notes
3.625%	05/01/22		205	203,585
OMNOVA Solutions, Inc.,
Gtd. Notes
7.875%	11/01/18		70	74,725
ONEOK Partners LP,
Gtd. Notes
3.250%	02/01/16		525	545,850
6.200%	09/15/43		345	395,211

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Onex USI Acquisition Corp.,
Sr. Unsec’d. Notes, 144A
7.750%	01/15/21		71	$74,017
Oppenheimer Holdings, Inc.,
Sr. Sec’d. Notes
8.750%	04/15/18		70	74,550
Oracle Corp.,
Sr. Unsec’d. Notes
2.375%	01/15/19		152	153,811
2.500%	10/15/22		1,393	1,310,261
3.625%	07/15/23		390	394,921
6.500%	04/15/38		100	127,696
Oshkosh Corp.,
Gtd. Notes
8.500%	03/01/20	(a)	400	439,000
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
0.800%	02/08/16		83	83,061
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
4.750%	02/15/44		250	252,949
6.050%	03/01/34		260	307,071
Pacific Life Insurance Co.,
Sub. Notes, 144A
9.250%	06/15/39		50	73,257
PacifiCorp,
First Mortgage
2.950%	02/01/22	(a)	1,135	1,120,542
PAETEC Holding Corp.,
Gtd. Notes
9.875%	12/01/18		25	27,437
Par Pharmaceutical Cos., Inc.,
Gtd. Notes
7.375%	10/15/20		45	48,713
Parker Drilling Co.,
Gtd. Notes
7.500%	08/01/20		48	51,120
Party City Holdings, Inc.,
Gtd. Notes
8.875%	08/01/20		300	334,125
Patriot Merger Corp.,
Sr. Unsec’d. Notes, 144A
9.000%	07/15/21		34	36,380
PC Nextco Holdings LLC/PC Nextco Finance, Inc.,
Sr. Unsec’d. Notes, PIK, 144A
8.750%	08/15/19		50	51,687
Peabody Energy Corp.,
Gtd. Notes
6.250%	11/15/21	(a)	525	526,313
Peco Energy Co.,
First Mortgage
2.375%	09/15/22		150	141,386
Penske Automotive Group, Inc.,
Gtd. Notes
5.750%	10/01/22		100	104,500
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.875%	07/17/18	(a)	40	40,636

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
PepsiCo, Inc.,
Sr. Unsec’d. Notes
2.750%	03/05/22		345	$334,810
2.750%	03/01/23	(a)	280	265,392
PetroLogistics LP/PetroLogistics Finance Corp.,
Gtd. Notes
6.250%	04/01/20		50	50,125
PH Glatfelter Co.,
Gtd. Notes
5.375%	10/15/20		92	94,760
PHI, Inc.,
Gtd. Notes, 144A
5.250%	03/15/19		38	38,380
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
4.125%	03/04/43		335	307,873
4.375%	11/15/41		360	343,810
4.875%	11/15/43		120	123,801
Phillips 66,
Gtd. Notes
4.300%	04/01/22		305	322,445
Pilgrim’s Pride Corp.,
Gtd. Notes
7.875%	12/15/18		175	188,125
Pioneer Energy Services Corp.,
Gtd. Notes
9.875%	03/15/18		75	79,125
Gtd. Notes, 144A
6.125%	03/15/22		25	25,437
Pittsburgh Glass Works LLC,
Sr. Sec’d. Notes, 144A
8.000%	11/15/18		17	18,487
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
5.750%	01/15/20		615	706,211
Plains Exploration & Production Co.,
Gtd. Notes
6.500%	11/15/20		101	111,226
6.875%	02/15/23		101	112,363
PNC Bank NA,
Sub. Notes
2.700%	11/01/22	(a)	820	770,319
2.950%	01/30/23		250	237,355
PNC Financial Services Group, Inc. (The),
Jr. Sub. Notes
4.850%(c)	05/29/49	(a)	265	248,437
PNC Funding Corp.,
Bank Gtd. Notes
4.375%	08/11/20		150	162,377
5.125%	02/08/20		150	168,844
Polymer Group, Inc.,
Sr. Sec’d. Notes
7.750%	02/01/19		200	214,000
PolyOne Corp.,
Sr. Unsec’d. Notes
5.250%	03/15/23		90	90,450
7.375%	09/15/20		200	219,000

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Portfolio Recovery Associates, Inc.,
Sr. Unsec’d. Notes, 144A
3.000%	08/01/20		499	$591,939
Post Holdings, Inc.,
Gtd. Notes
7.375%	02/15/22	(a)	200	215,000
Gtd. Notes, 144A
6.750%	12/01/21	(a)	33	34,939
Potomac Electric Power Co.,
First Mortgage
7.900%	12/15/38		75	112,095
PPG Industries, Inc.,
Sr. Unsec’d. Notes
6.650%	03/15/18		360	417,598
PPL Capital Funding, Inc.,
Gtd. Notes
3.500%	12/01/22		320	313,553
4.200%	06/15/22		220	228,113
4.700%	06/01/43		45	43,499
PPL Electric Utilities Corp.,
First Mortgage
2.500%	09/01/22		152	143,942
Praxair, Inc.,
Sr. Unsec’d. Notes
1.250%	11/07/18		200	192,492
Prestige Brands, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	12/15/21	(a)	50	51,187
Prince Mineral Holding Corp.,
Sr. Sec’d. Notes, 144A
11.500%	12/15/19		35	39,287
Principal Financial Group, Inc.,
Gtd. Notes
1.850%	11/15/17		26	26,073
8.875%	05/15/19		200	255,650
Principal Life Global Funding II,
Sr. Sec’d. Notes, 144A
1.000%	12/11/15		94	94,094
2.250%	10/15/18		212	210,357
Private Export Funding Corp.,
Gov’t. Gtd. Notes
2.125%	07/15/16		2,000	2,068,944
4.375%	03/15/19		1,225	1,363,185
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
5.800%	08/15/34		100	121,967
Progress Energy, Inc.,
Sr. Unsec’d. Notes
3.150%	04/01/22		320	314,344
ProLogis LP,
Gtd. Notes
4.250%	08/15/23	(a)	310	315,292
6.875%	03/15/20		73	86,212
PSEG Power LLC,
Gtd. Notes
4.300%	11/15/23		74	75,669
5.125%	04/15/20		100	109,157
5.500%	12/01/15		200	214,856

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Public Service Co. of Colorado,
First Mortgage
2.250%	09/15/22		31	$28,934
Public Service Co. of New Hampshire,
First Mortgage
3.500%	11/01/23		50	50,103
Public Service Co. of Oklahoma,
Sr. Unsec’d. Notes
5.150%	12/01/19		50	55,608
Public Service Electric & Gas Co.,
Sec’d. Notes, MTN
3.650%	09/01/42		56	50,179
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23	(a)	98	97,510
5.375%	10/01/22		350	351,750
Quest Diagnostics, Inc.,
Gtd. Notes
4.750%	01/30/20		180	192,720
Quiksilver, Inc./QS Wholesale, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	08/01/18	(a)	25	27,187
Qwest Capital Funding, Inc.,
Gtd. Notes
6.875%	07/15/28		5	4,775
7.750%	02/15/31		130	128,375
Qwest Corp.,
Sr. Unsec’d. Notes
7.250%	09/15/25		25	27,616
Radio One, Inc.,
Sr. Sub. Notes, 144A
9.250%	02/15/20		25	26,500
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A
8.000%	12/01/18		70	73,150
Range Resources Corp.,
Gtd. Notes
6.750%	08/01/20		130	140,400
RCN Telecom Services LLC/RCN Capital Corp.,
Sr. Unsec’d. Notes, 144A
8.500%	08/15/20		45	47,587
Realogy Group LLC,
Sr. Sec’d. Notes, 144A
7.625%	01/15/20		400	445,000
Regal Entertainment Group,
Sr. Unsec’d. Notes
5.750%	03/15/22	(a)	60	61,800
5.750%	06/15/23		45	45,675
Regency Energy Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
4.500%	11/01/23		25	23,250
5.500%	04/15/23		225	226,687
Republic Services, Inc.,
Gtd. Notes
5.500%	09/15/19		330	374,179
Resolute Forest Products, Inc.,
Gtd. Notes, 144A
5.875%	05/15/23		15	14,625

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Revlon Consumer Products Corp.,
Gtd. Notes
5.750%	02/15/21		50	$50,250
Reynolds American, Inc.,
Gtd. Notes
3.250%	11/01/22		480	451,584
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Gtd. Notes
9.000%	04/15/19		1,500	1,605,000
9.875%	08/15/19	(a)	415	463,763
Sr. Sec’d. Notes
5.750%	10/15/20	(a)	350	366,625
7.125%	04/15/19		300	317,250
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes
5.000%	04/15/21		37	37,277
Ridgebury Crude Tankers LLC,
Sr. Sec’d. Notes, 144A
7.625%	03/20/17		100	102,563
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.,
Sr. Sec’d. Notes, 144A
9.500%	06/15/19		64	70,160
ROC Finance LLC/ROC Finance 1 Corp.,
Sec’d. Notes, 144A
12.125%	09/01/18	(a)	66	69,630
Roofing Supply Group LLC/Roofing Supply Finance, Inc.,
Gtd. Notes, 144A
10.000%	06/01/20		4	4,470
Rosetta Resources, Inc.,
Gtd. Notes
5.625%	05/01/21		129	131,903
5.875%	06/01/22	(a)	257	262,783
Rowan Cos., Inc.,
Gtd. Notes
5.850%	01/15/44		350	355,590
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes
7.500%	10/15/27		1	1,115
RR Donnelley & Sons Co.,
Sr. Unse’c’d. Notes
6.000%	04/01/24	(a)	75	75,563
6.500%	11/15/23		50	52,813
7.000%	02/15/22		35	38,500
7.250%	05/15/18		14	16,275
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN
3.500%	06/01/17		622	655,345
Ryerson, Inc./Joseph T Ryerson & Son, Inc.,
Sr. Sec’d. Notes
9.000%	10/15/17		70	75,513
Sabine Oil & Gas LLC/Sabine Oil & Gas Finance Corp.,
Gtd. Notes
9.750%	02/15/17	(a)	80	82,800
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	04/15/23		232	230,840
Sr. Sec’d. Notes, 144A
6.250%	03/15/22		125	130,313

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Sabre, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	05/15/19		590	$651,950
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.875%	11/15/19		100	109,500
Samson Investment Co.,
Gtd. Notes, 144A
10.750%	02/15/20	(a)	160	174,400
SandRidge Energy, Inc.,
Gtd. Notes
7.500%	03/15/21		335	357,613
Schlumberger Investment SA,
Gtd. Notes
3.650%	12/01/23		383	388,467
Gtd. Notes, 144A
2.400%	08/01/22		50	46,800
Schlumberger Oilfield UK PLC,
Gtd. Notes, 144A
4.200%	01/15/21		205	221,632
Scotts Miracle-Gro Co. (The),
Gtd. Notes
6.625%	12/15/20		250	270,313
Seagate HDD Cayman,
Gtd. Notes
7.000%	11/01/21		159	177,881
Gtd. Notes, 144A
3.750%	11/15/18		75	77,250
Sealed Air Corp.,
Gtd. Notes, 144A
6.500%	12/01/20	(a)	55	60,637
8.125%	09/15/19		75	83,813
8.375%	09/15/21		250	287,813
Sr. Notes, 144A
5.250%	04/01/23	(a)	37	37,370
SemGroup Corp.,
Gtd. Notes
7.500%	06/15/21		47	50,995
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC,
Gtd. Notes, 144A
5.875%	05/15/21		145	146,087
Sempra Energy,
Sr. Unsec’d. Notes
2.300%	04/01/17		735	751,527
2.875%	10/01/22		768	727,322
4.050%	12/01/23		225	229,971
Seneca Gaming Corp.,
Gtd. Notes, 144A
8.250%	12/01/18		140	149,800
Serta Simmons Holdings LLC,
Sr. Unsec’d. Notes, 144A
8.125%	10/01/20	(a)	620	681,225
Service Corp. International,
Sr. Unsec’d. Notes
8.000%	11/15/21		85	98,387
Sr. Unsec’d. Notes, 144A
5.375%	01/15/22		25	25,313

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Shingle Springs Tribal Gaming Authority,
Sr. Unsec’d. Notes, 144A
9.750%	09/01/21		80	$88,800
Sierra Pacific Power Co.,
General Ref. Mortgage
6.000%	05/15/16		500	554,009
Simon Property Group LP,
Sr. Unsec’d. Notes, REIT
4.375%	03/01/21		175	190,376
6.125%	05/30/18		150	174,491
Sinclair Television Group, Inc.,
Gtd. Notes
5.375%	04/01/21	(a)	508	504,190
6.375%	11/01/21		40	41,600
Sr. Unsec’d. Notes
6.125%	10/01/22	(a)	10	10,125
Sirius XM Holdings, Inc.,
Gtd. Notes, 144A
5.250%	08/15/22		40	41,200
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
5.750%	08/01/21	(a)	146	151,840
Sr. Unsec’d. Notes, 144A
4.250%	05/15/20		113	110,457
4.625%	05/15/23		33	31,103
Sitel LLC/Sitel Finance Corp.,
Gtd. Notes
11.500%	04/01/18	(a)	100	93,750
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
5.250%	01/15/21		180	181,350
SM Energy Co.,
Sr. Unsec’d. Notes
6.500%	11/15/21	(a)	300	324,000
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes
7.750%	07/01/17		95	110,200
Southern Co. (The),
Sr. Unsec’d. Notes
2.450%	09/01/18		165	167,339
Southern Power Co.,
Sr. Unsec’d. Notes
5.250%	07/15/43		105	113,144
Spectra Energy Capital LLC,
Gtd. Notes
5.650%	03/01/20		495	547,429
8.000%	10/01/19		260	318,582
Spectra Energy Partners LP,
Sr. Unsec’d. Notes
2.950%	09/25/18		96	97,862
5.950%	09/25/43		38	43,413
Spectrum Brands, Inc.,
Gtd. Notes
6.625%	11/15/22		75	81,656
6.750%	03/15/20		75	81,281
Spirit AeroSystems, Inc.,
Gtd. Notes, 144A
5.250%	03/15/22		28	28,140

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32	(a)	1,000	$1,100,000
Sprint Communications, Inc.,
Gtd. Notes, 144A
7.000%	03/01/20		350	403,375
9.000%	11/15/18	(a)	450	550,125
Sr. Unsec’d. Notes
7.000%	08/15/20		870	948,300
Sprint Corp.,
Gtd. Notes, 144A
7.250%	09/15/21		37	40,330
7.875%	09/15/23	(a)	632	695,200
Standard Pacific Corp.,
Gtd. Notes
8.375%	05/15/18		35	41,387
8.375%	01/15/21	(a)	70	82,775
State Street Corp.,
Sr. Sub. Notes
3.100%	05/15/23		96	91,257
Sr. Unsec’d. Notes
3.700%	11/20/23		346	349,504
4.375%	03/07/21		100	110,467
Station Casinos LLC,
Gtd. Notes
7.500%	03/01/21	(a)	75	81,094
Steel Dynamics, Inc.,
Gtd. Notes
5.250%	04/15/23		55	55,963
6.375%	08/15/22		145	157,687
Stone Energy Corp.,
Gtd. Notes
7.500%	11/15/22	(a)	175	189,437
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
Gtd. Notes, 144A
7.500%	07/01/21		33	35,310
Sun Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
5.250%	08/01/18		178	184,897
5.875%	08/01/21		15	15,563
SunGard Availability Services Capital, Inc.,
Gtd. Notes, 144A
8.750%	04/01/22		45	45,056
SunGard Data Systems, Inc.,
Gtd. Notes
6.625%	11/01/19		450	475,875
7.625%	11/15/20	(a)	37	40,561
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
2.350%	11/01/18		65	65,023
3.500%	01/20/17		270	285,048
SUPERVALU, Inc.,
Sr. Unsec’d. Notes
8.000%	05/01/16		142	156,555
Swift Energy Co.,
Gtd. Notes
7.875%	03/01/22	(a)	110	110,000
8.875%	01/15/20		95	99,750

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Swiss Re Treasury US Corp.,
Gtd. Notes, 144A
4.250%	12/06/42		305	$284,577
Talos Production LLC/Talos Production Finance, Inc.,
Gtd. Notes, 144A
9.750%	02/15/18		66	69,135
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.250%	05/01/23		125	123,750
Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
Gtd. Notes, 144A
7.750%	04/15/20	(a)	35	38,587
TCI Communications, Inc.,
Sr. Unsec’d. Notes
7.125%	02/15/28		200	252,651
TECO Finance, Inc.,
Gtd. Notes
5.150%	03/15/20		100	110,593
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.375%	10/01/21	(a)	60	57,900
4.500%	04/01/21		133	130,007
4.750%	06/01/20		415	418,113
6.250%	11/01/18	(a)	60	66,187
Sr. Sec’d. Notes, 144A
6.000%	10/01/20	(a)	93	99,510
Sr. Unsec’d. Notes
6.750%	02/01/20		15	15,787
8.000%	08/01/20	(a)	565	617,263
8.125%	04/01/22	(a)	118	131,865
Sr. Unsec’d. Notes, 144A
5.000%	03/01/19		15	14,981
Terex Corp.,
Gtd. Notes
6.000%	05/15/21	(a)	225	240,750
6.500%	04/01/20	(a)	200	217,500
Tesoro Corp.,
Gtd. Notes
5.125%	04/01/24		30	29,850
Tesoro Logistics LP/Tesoro Logistics Finance Corp,
Gtd. Notes
5.875%	10/01/20		170	177,650
6.125%	10/15/21	(a)	75	79,500
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A
2.800%	10/15/22		185	171,311
Thomson Reuters Corp.,
Sr. Unsec’d. Notes
3.950%	09/30/21		405	412,983
5.850%	04/15/40		100	106,452
Time Warner Cable, Inc.,
Gtd. Notes
4.125%	02/15/21		300	314,064
4.500%	09/15/42	(a)	130	119,337
5.500%	09/01/41	(a)	310	323,209
Time Warner Entertainment Co. LP,
Gtd. Notes
8.375%	03/15/23		140	183,051

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Time Warner, Inc.,
Gtd. Notes
4.750%	03/29/21		805	$880,771
6.200%	03/15/40		435	503,687
T-Mobile USA, Inc.,
Gtd. Notes
5.250%	09/01/18		42	44,415
6.125%	01/15/22		82	85,895
6.250%	04/01/21	(a)	384	406,080
6.464%	04/28/19	(a)	28	29,960
6.500%	01/15/24		28	29,330
6.625%	04/01/23	(a)	96	101,760
6.633%	04/28/21		69	74,175
6.731%	04/28/22	(a)	650	696,313
6.836%	04/28/23	(a)	120	128,700
Tops Holding Corp./Tops Markets LLC,
Sr. Sec’d. Notes
8.875%	12/15/17		105	114,713
Tosco Corp.,
Gtd. Notes
7.800%	01/01/27		100	136,983
TransDigm, Inc.,
Gtd. Notes
5.500%	10/15/20		150	152,625
Transocean, Inc.,
Gtd. Notes
3.800%	10/15/22	(a)	199	190,246
6.375%	12/15/21	(a)	255	286,608
6.500%	11/15/20		100	112,293
TransUnion Holding Co., Inc.,
Sr. Unsec’d. Notes
8.125%	06/15/18		54	56,700
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.,
Sr. Sec’d. Notes
8.750%	02/01/19	(a)	368	395,140
Tronox Finance LLC,
Gtd. Notes
6.375%	08/15/20		125	128,437
Tutor Perini Corp.,
Gtd. Notes
7.625%	11/01/18		170	181,050
Tyco International Finance SA,
Gtd. Notes
8.500%	01/15/19		120	147,954
UCI International, Inc.,
Gtd. Notes
8.625%	02/15/19		200	194,000
UDR, Inc.,
Gtd. Notes
3.700%	10/01/20		360	365,402
Ultra Petroleum Corp.,
Sr. Unsec’d. Notes, 144A
5.750%	12/15/18	(a)	107	112,350
Unifrax I LLC/Unifrax Holding Co.,
Gtd. Notes, 144A
7.500%	02/15/19		50	53,000
Unit Corp.,
Gtd. Notes
6.625%	05/15/21		285	302,100

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
United Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.300%	02/15/27		100	$103,063
United Parcel Service, Inc.,
Sr. Unsec’d. Notes
2.450%	10/01/22		43	40,789
United Rentals North America, Inc.,
Gtd. Notes
5.750%	11/15/24	(a)	15	15,113
6.125%	06/15/23		166	175,960
7.375%	05/15/20		1,000	1,103,750
8.375%	09/15/20	(a)	250	276,875
United Surgical Partners International, Inc.,
Gtd. Notes
9.000%	04/01/20		420	466,200
United Technologies Corp.,
Sr. Unsec’d. Notes
3.100%	06/01/22		435	434,230
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.750%	02/15/23		29	27,302
3.950%	10/15/42	(a)	160	144,837
4.700%	02/15/21		150	165,474
5.800%	03/15/36		100	116,378
Univision Communications, Inc.,
Gtd. Notes, 144A
8.500%	05/15/21	(a)	75	83,063
Sr. Sec’d. Notes, 144A
5.125%	05/15/23	(a)	80	81,800
6.750%	09/15/22		353	390,506
7.875%	11/01/20		75	82,875
US Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	11/15/25	(a)	250	251,875
US Airways 2013-1 Class B Pass-Through Trust,
Pass-Through Certificates
5.375%	11/15/21		15	15,187
US Concrete, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	12/01/18		33	35,805
USG Corp.,
Gtd. Notes, 144A
5.875%	11/01/21		26	27,690
7.875%	03/30/20		3	3,353
Vail Resorts, Inc.,
Gtd. Notes
6.500%	05/01/19		150	157,687
Valeant Pharmaceuticals International,
Gtd. Notes, 144A
5.625%	12/01/21		115	120,750
6.375%	10/15/20		75	81,000
6.750%	08/15/18		219	240,900
6.750%	08/15/21		100	107,750
6.875%	12/01/18	(a)	100	106,250
7.000%	10/01/20		630	681,975
7.500%	07/15/21	(a)	117	131,625
Vanguard Natural Resources LLC/VNR Finance Corp.,
Gtd. Notes
7.875%	04/01/20	(a)	133	143,307

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Ventas Realty LP,
Gtd. Notes
5.700%	09/30/43		110	$124,174
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes, REIT
4.250%	03/01/22	(a)	750	778,606
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.450%	11/01/22		150	136,693
2.500%	09/15/16	(a)	1,522	1,575,985
3.850%	11/01/42	(a)	845	707,471
4.500%	09/15/20	(a)	702	762,402
5.850%	09/15/35		100	110,738
6.400%	09/15/33		661	784,770
6.550%	09/15/43		680	827,516
Verizon Global Funding Corp.,
Sr. Unsec’d. Notes
7.750%	12/01/30		250	330,608
Verizon Pennsylvania LLC,
Gtd. Notes
8.350%	12/15/30		300	377,875
8.750%	08/15/31		300	389,908
Viacom, Inc.,
Sr. Unsec’d. Notes
3.250%	03/15/23		96	92,559
3.875%	12/15/21		200	204,143
4.375%	03/15/43		275	244,388
5.850%	09/01/43		175	192,296
Viasystems, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	05/01/19		70	75,425
Victor Technology Group, Inc.,
Sr. Sec’d. Notes
9.000%	12/15/17		82	87,945
Viking Cruises Ltd.,
Unsec’d. Notes, 144A
8.500%	10/15/22		75	85,125
Virginia Electric and Power Co.,
Sr. Unsec’d. Notes
2.750%	03/15/23		150	142,815
2.950%	01/15/22		325	320,880
Visteon Corp.,
Gtd. Notes
6.750%	04/15/19		240	252,300
Vulcan Materials Co.,
Sr. Unsec’d. Notes
7.500%	06/15/21		329	387,397
VWR Funding, Inc.,
Gtd. Notes
7.250%	09/15/17		85	91,375
W&T Offshore, Inc.,
Gtd. Notes
8.500%	06/15/19	(a)	195	210,600
Wachovia Capital Trust III,
Ltd. Gtd. Notes
5.570%(c)	03/29/49	(a)	195	187,444
Walgreen Co.,
Sr. Unsec’d. Notes
1.800%	09/15/17		69	69,464

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
4.000%	04/11/43		335	$311,801
5.000%	10/25/40	(a)	490	534,472
Walt Disney Co. (The),
Sr. Unsec’d. Notes
2.750%	08/16/21		100	99,440
Walter Investment Management Corp.,
Gtd. Notes, 144A
7.875%	12/15/21	(a)	35	34,913
Waste Management, Inc.,
Gtd. Notes
2.900%	09/15/22		54	51,554
7.375%	03/11/19		80	96,437
WCI Communities, Inc.,
Gtd. Notes, 144A
6.875%	08/15/21		90	93,375
Weatherford International Ltd.,
Gtd. Notes
4.500%	04/15/22		100	104,720
6.750%	09/15/40		60	69,865
9.875%	03/01/39		110	166,569
Weingarten Realty Investors,
Sr. Unsec’d. Notes
4.450%	01/15/24		275	277,633
WellPoint, Inc.,
Sr. Unsec’d. Notes
2.300%	07/15/18		205	205,567
3.300%	01/15/23		140	134,258
4.625%	05/15/42		185	178,473
5.100%	01/15/44		310	321,819
Wells Enterprises, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	02/01/20		55	56,925
Wells Fargo & Co.,
Jr. Sub. Notes
7.980%(c)	03/29/49	(a)	940	1,068,075
Sr. Unsec’d. Notes
2.150%	01/15/19	(a)	89	88,792
Sr. Unsec’d. Notes, MTN
3.500%	03/08/22	(a)	990	1,010,336
4.600%	04/01/21		600	660,387
Sub. Notes
3.450%	02/13/23		420	407,646
4.125%	08/15/23	(a)	160	161,863
5.375%	11/02/43		440	463,492
Wells Fargo Bank NA,
Sub. Notes
5.750%	05/16/16		250	274,839
Western Refining, Inc.,
Gtd. Notes
6.250%	04/01/21		29	30,015
Whiting Petroleum Corp.,
Gtd. Notes
5.000%	03/15/19	(a)	140	148,050
5.750%	03/15/21		200	215,000
Williams Partners LP,
Sr. Unsec’d. Notes
4.300%	03/04/24	(a)	660	662,926

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Windstream Corp.,
Gtd. Notes
6.375%	08/01/23		4	$3,900
7.500%	04/01/23	(a)	47	49,350
7.750%	10/15/20	(a)	70	75,075
7.750%	10/01/21		1,130	1,214,750
8.125%	09/01/18		50	53,125
Wisconsin Electric Power Co.,
Sr. Unsec’d. Notes
3.650%	12/15/42		44	38,937
4.250%	12/15/19		160	174,504
WMG Acquisition Corp.,
Gtd. Notes, 144A
6.750%	04/15/22		65	65,406
Sr. Sec’d. Notes, 144A
5.625%	04/15/22		15	15,225
6.000%	01/15/21	(a)	465	484,763
Wok Acquisition Corp.,
Gtd. Notes, 144A
10.250%	06/30/20	(a)	50	52,625
WPX Energy, Inc.,
Sr. Unsec’d. Notes
6.000%	01/15/22	(a)	350	358,750
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
0.750%	05/09/16		54	53,854
4.700%	05/15/20		625	689,040
6.500%	07/01/36		140	177,793
Xerox Corp.,
Sr. Unsec’d. Notes
5.625%	12/15/19		150	169,965
Xilinx, Inc.,
Sr. Unsec’d. Notes
2.625%	06/15/17		344	645,000
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes
10.125%	07/01/20	(a)	130	150,800
Zoetis, Inc.,
Sr. Unsec’d. Notes
1.875%	02/01/18		41	40,719

				318,162,804

Uruguay
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc.,
Gtd. Notes
9.250%	04/15/19		129	138,030

Venezuela
Petroleos de Venezuela SA,
Gtd. Notes
5.250%	04/12/17		14	10,241
5.375%	04/12/27		613	324,996
6.000%	11/15/26		109	58,952
8.500%	11/02/17		296	247,649
9.000%	11/17/21		87	64,567
9.750%	05/17/35		72	50,940
Gtd. Notes, 144A
6.000%	11/15/26		461	250,144

				1,007,489

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Venezuela (cont’d.)
TOTAL CORPORATE BONDS (cost $404,944,768)				$408,313,243

FOREIGN GOVERNMENT BONDS — 0.7%
Argentina Bonos (Argentina),
Bonds
7.000%	04/17/17		281	259,586
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
8.280%	12/31/33		99	78,332
8.750%	06/02/17		58	54,006
Sr. Unsec’d. Notes (2.5% until 03/2019, 3.75 until 03/2029)
2.500%(t)	12/31/38		126	52,920
Banco Nacional de Desenvolvimento Economico e Social (Brazil),
Sr. Unsec’d. Notes, 144A
6.500%	06/10/19		100	113,000
Belize Government International Bond (Belize),
Sr. Unsec’d. Notes
5.000%	02/20/38		68	47,206
Sr. Unsec’d. Notes, 144A
5.000%	02/20/38		23	15,735
Bolivian Government International Bond (Bolivia),
Sr. Unsec’d. Notes
5.950%	08/22/23		200	209,000
Brazil Notas do Tesouro Nacional (Brazil),
Sr. Notes
10.000%	01/01/17		BRL 185	77,114
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
2.625%	01/05/23	(a)	400	354,000
5.625%	01/07/41		235	238,055
7.125%	01/20/37		390	467,513
8.000%	01/15/18		173	193,483
8.250%	01/20/34		282	373,650
10.250%	01/10/28		BRL 700	320,846
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
3.625%	10/30/42		170	140,675
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24		200	198,000
4.375%	03/21/23		COP 40,000	18,383
6.125%	01/18/41	(a)	262	293,440
7.375%	03/18/19		200	240,500
7.375%	09/18/37	(a)	233	298,240
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes, RegS
9.995%	08/01/20		40	50,450
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
6.250%	04/27/17		200	214,750
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
9.040%	01/23/18		227	249,411
Ecuador Government International Bond (Ecuador),
Notes
9.375%	12/15/15		200	211,600

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes
8.250%	04/10/32		69	$73,140
Guatemala Government Bond (Guatemala),
Sr. Unsec’d. Notes
5.750%	06/06/22		200	217,000
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.375%	02/21/23		502	508,978
6.375%	03/29/21	(a)	170	185,937
7.625%	03/29/41		208	239,720
Iceland Government International Bond (Iceland),
Unsec’d. Notes
4.875%	06/16/16		115	121,181
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
5.875%	03/13/20		300	327,750
8.500%	10/12/35		210	267,750
11.625%	03/04/19		100	135,375
Sr. Unsec’d. Notes, 144A
3.375%	04/15/23		520	464,100
5.875%	01/15/24		290	311,387
6.750%	01/15/44		200	218,750
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
5.750%	12/31/32		310	290,625
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes
8.000%	06/24/19		100	104,000
Unsec’d. Notes
10.625%	06/20/17		49	54,390
Lebanon Government International Bond (Lebanon),
Sr. Unsec’d. Notes
8.250%	04/12/21		480	539,400
Sr. Unsec’d. Notes, MTN
6.375%	03/09/20		200	206,000
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes
7.375%	02/11/20		100	120,500
Sr. Unsec’d. Notes, 144A
5.125%	09/14/17		100	109,243
6.125%	03/09/21		225	257,108
Mexican Bonos (Mexico),
Bonds
10.000%	12/05/24		MXN 730	72,363
10.000%	11/20/36		MXN 685	69,543
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.000%	10/02/23		962	971,620
5.750%	10/12/2110		180	176,850
Sr. Unsec’d. Notes, MTN
6.750%	09/27/34		120	146,400
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes
4.250%	12/11/22		200	194,000
5.500%	12/11/42		200	185,500
Pakistan Government International Bond (Pakistan),
Sr. Unsec’d. Notes
6.875%	06/01/17		300	304,500

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.300%	04/29/53	220	$180,125
6.700%	01/26/36	60	70,500
8.875%	09/30/27	113	156,223
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
6.550%	03/14/37	30	36,075
7.840%	08/12/20	PEN 185	73,043
8.750%	11/21/33	132	192,720
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
7.750%	01/14/31	420	574,350
8.375%	06/17/19	235	298,156
10.625%	03/16/25	100	155,625
Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
3.000%	03/17/23	75	70,125
4.000%	01/22/24	137	137,719
Province of Ontario Canada (Canada),
Sr. Unsec’d. Notes
1.650%	09/27/19	321	311,075
2.300%	05/10/16	175	181,048
Province of Quebec Canada (Canada),
Debs.
7.500%	07/15/23	225	293,618
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes
9.625%	04/18/28	100	80,500
11.750%	10/05/15	100	97,750
Republic of Angola Via Northern Lights III BV (Angola),
Sr. Unsec’d. Notes
7.000%	08/16/19	280	306,250
Republic of Belarus (Belarus),
Sr. Unsec’d. Notes
8.950%	01/26/18	100	102,500
Republic of Honduras (Honduras),
Sr. Unsec’d. Notes
8.750%	12/16/20	270	295,650
Republic of Iraq (Iraq),
Unsec’d. Notes
5.800%	01/15/28	310	272,800
Republic of Serbia (Serbia),
Bonds
4.875%	02/25/20	200	200,000
Republic of Turkey (Turkey),
Sr. Unsec’d. Notes
6.750%	04/03/18	100	110,200
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes
6.125%	01/22/44	80	84,440
6.750%	02/07/22	34	39,610
Sr. Unsec’d. Notes, 144A
4.375%	08/22/23	110	107,938
6.125%	01/22/44	52	54,886

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Russian Foreign Bond (Russia),
Sr. Unsec’d. Notes
5.625%	04/04/42		200	$193,500
7.500%	03/31/30		462	525,852
Sr. Unsec’d. Notes, 144A
3.250%	04/04/17		200	203,500
3.500%	01/16/19	(a)	200	198,000
Russian Foreign Bond - Eurobond (Russia),
Sr. Unsec’d. Notes
4.875%	09/16/23		200	197,750
5.875%	09/16/43		200	195,260
Slovenia Government International Bond (Slovenia),
Unsec’d. Notes, 144A
5.250%	02/18/24		300	311,346
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
4.665%	01/17/24		100	99,000
5.875%	09/16/25		200	215,000
6.250%	03/08/41		100	109,625
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes
6.250%	10/04/20		200	209,500
Turkey Government International Bond (Turkey),
Bonds
8.800%	09/27/23		TRY 315	135,587
Sr. Unsec’d. Notes
7.000%	06/05/20		535	601,394
7.375%	02/05/25		185	212,195
7.500%	07/14/17		240	269,789
8.000%	02/14/34		345	418,313
Unsec’d. Notes
4.875%	04/16/43		300	255,000
6.000%	01/14/41		200	196,500
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
6.580%	11/21/16		100	94,000
7.500%	04/17/23		200	185,000
7.750%	09/23/20		100	93,500
7.800%	11/28/22		200	185,250
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
7.625%	03/21/36		39	50,410
Sr. Unsec’d. Notes, PIK
7.875%	01/15/33		98	128,250
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes
6.000%	12/09/20		181	122,627
7.650%	04/21/25	(a)	489	327,630
7.750%	10/13/19		192	145,920
8.250%	10/13/24		234	162,839
9.000%	05/07/23		544	403,549
Vietnam Government International Bond (Vietnam),
Sr. Unsec’d. Notes
6.750%	01/29/20		100	111,625

TOTAL FOREIGN GOVERNMENT BONDS (cost $23,002,660)				22,683,642

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS
California
City of Los Angeles Department of Airports,
Revenue Bonds
6.582%	05/15/39	90	$111,177

Illinois
State of Illinois,
General Obligation Unlimited
5.100%	06/01/33	350	345,573

New York
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	240	224,191

TOTAL MUNICIPAL BONDS (cost $692,355)			680,941

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 4.7%
Alternative Loan Trust,
Series 2003-J1, Class 3A1
5.000%	10/25/18	392	387,705
Series 2004-4CB, Class 1A5
5.500%	04/25/34	60	62,084
Series 2004-24CB, Class 2A1
5.000%	11/25/19	450	451,701
Series 2004-28CB, Class 3A1
6.000%	01/25/35	1,365	1,344,340
Series 2004-32CB, Class 2A5
5.500%	02/25/35	883	859,544
Series 2004-J5, Class 2A1
0.496%(c)	08/25/34	1,770	1,743,081
Series 2005-21CB, Class A17
6.000%	06/25/35	1,697	1,687,438
Series 2005-46CB, Class A1
5.750%	10/25/35	1,157	1,084,340
Series 2005-64CB, Series 1A15
5.500%	12/25/35	1,732	1,617,973
Series 2005-85CB, Class 2A2
5.500%	02/25/36	274	250,738
Series 2005-J3, Class 3A1
6.500%	09/25/34	759	754,803
Banc of America Alternative Loan Trust,
Series 2006-5, Class 3A1
6.000%	06/25/46	673	685,323
Banc of America Mortgage Trust,
Series 2005-F, Class 3A1
2.733%(c)	07/25/35	305	280,937
Bear Stearns ARM Trust,
Series 2004-2, Class 11A
3.064%(c)	05/25/34	917	885,493
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-AC5, Class A2
0.556%(c)	10/25/34	267	240,700
Bear Stearns Asset-Backed Securities Trust,
Series 2004-AC1, Class A2
1.156%(c)	03/25/34	868	796,238
Chase Mortgage Finance Corp.,
Series 2007-A2, Class 2A1
2.655%(c)	07/25/37	417	419,581

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
CHL Mortgage Pass-Through Trust,
Series 2006-10, Class 1A11
5.850%	05/25/36	305	$279,347
Series 2004-9, Class A7
5.250%	06/25/34	465	479,262
Series 2004-25, Class 2A1
0.496%(c)	02/25/35	765	678,348
Series 2005-HYB1, Class 4A1
2.521%(c)	03/25/35	581	550,540
Citicorp Mortgage Securities Trust,
Series 2007-6, Class 1A10
6.000%	07/25/37	482	495,354
Citigroup Mortgage Loan Trust,
Series 2003-1, Class 3A5
5.250%	09/25/33	1,447	1,502,954
Series 2005-11, Class A2A
2.510%(c)	10/25/35	1,414	1,397,588
Series 2006-4, Class 2A1A
6.000%	12/25/35	2,979	2,783,093
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2006-15, Class A1
6.250%	10/25/36	318	288,066
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2004-AR6, Class 7A1
2.519%(c)	10/25/34	1,062	1,085,295
Series 2005-7, Class 5A1
4.750%	08/25/20	822	826,043
Series 2005-10, Class 1A1
5.000%	11/25/20	643	649,889
Series 2005-10, Class 12A1
5.250%	11/25/20	73	73,769
Fannie Mae Grantor Trust,
Series 2002-T12, Class A3
7.500%	05/25/42	269	314,372
Series 2002-T19, Class A2
7.000%	07/25/42	435	479,914
Fannie Mae Interest Strip,
Series 417, Class C11, IO
2.500%	02/25/28	4,712	495,152
Fannie Mae REMIC Trust,
Series 2002-W10, Class A4
5.700%	08/25/42	1,710	1,858,684
Series 2003-W10, Class 3A5
4.299%	06/25/43	904	956,153
Series 2004-W1, Class 1A7
5.681%	11/25/43	1,103	1,185,123
Series 2004-W11, Class 1A1
6.000%	05/25/44	790	919,628
Series 2004-W11, Class 1PO, PO
2.271%(s)	05/25/44	630	526,188
Series 2004-W12, Class 1A2
6.500%	07/25/44	590	667,960
Series 2004-W12, Class 1PO, PO
2.884%(s)	07/25/44	990	851,844
Series 2009-W1, Class W1
6.000%	12/25/49	591	666,189

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Fannie Mae REMICS,
Series 2001-63, Class TC
6.000%	12/25/31	592	$656,408
Series 2001-84, Class PZ
5.250%	09/25/41	343	383,005
Series 2003-34, Class SG, IO
6.835%(c)	02/25/33	1,218	140,989
Series 2003-49, Class YC
4.000%	06/25/23	290	309,439
Series 2003-78, Class B
5.000%	08/25/23	1,142	1,249,202
Series 2004-70, Class EB
5.000%	10/25/24	193	210,528
Series 2004-82, Class HK
5.500%	11/25/34	2,150	2,389,454
Series 2005-87, Class PE
5.000%	12/25/33	357	368,626
Series 2006-44, Class P, PO
3.442%(s)	12/25/33	121	110,305
Series 2006-77, Class PC
6.500%	08/25/36	268	303,039
Series 2006-114, Class HD
5.500%	10/25/35	552	571,909
Series 2006-114, Class HE
5.500%	12/25/36	2,138	2,328,872
Series 2006-118, Class A2
0.239%(c)	12/25/36	149	145,648
Series 2007-30, Class KA
5.000%	07/25/36	1,464	1,542,822
Series 2007-109, Class YI, IO
6.285%(c)	12/25/37	1,288	197,453
Series 2008-85, Class EB
5.000%	09/25/28	155	164,271
Series 2010-27, Class PM
4.000%	01/25/39	199	204,539
Series 2010-110, Class PC
4.000%	01/25/38	2,170	2,273,114
Series 2010-111, Class AE
5.500%	04/25/38	456	488,077
Series 2011-37, Class VC
4.500%	01/25/28	1,749	1,837,353
Series 2011-52, Class GB
5.000%	06/25/41	1,010	1,097,080
Series 2012-13, Class JP
4.500%	02/25/42	440	466,700
Series 2012-132, Class US
11.722%(c)	12/25/42	10	9,833
Series 2013-4, Class PC
2.000%	06/25/42	1,372	1,287,994
Series 2013-4, Class AJ
3.500%	02/25/43	873	883,503
Series 2013-13, Class IK, IO
2.050%	03/25/28	3,554	371,841
Series 2013-83, Class CA
3.500%	10/25/37	1,066	1,107,248
Series 2013-96, Class YA
3.500%	09/25/38	1,400	1,432,252

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Fannie Mae Trust,
Series 2003-W3, Class 2A5
5.356%	06/25/42	362	$381,696
Series 2003-W6, Class 1A41
5.398%	10/25/42	740	799,640
Series 2003-W6, Class F
0.506%(c)	09/25/42	819	810,688
Series 2004-W9, Class 1PO, PO
2.210%(s)	02/25/44	874	801,769
FDIC Trust,
Series 2013-N1, Class A, 144A
4.500%	10/25/18	152	153,731
FHLMC Multifamily Structured Pass-Through Trust,
Series K708, Class X1
1.000%(s)	01/25/19	12,942	815,544
FHLMC Structured Pass-Through Securities,
Series T-48, Class 1A4
5.538%	07/25/33	906	993,758
First Horizon Asset Securities, Inc.,
Series 2006-2, Class 1A3
6.000%	08/25/36	707	691,513
First Horizon Mortgage Pass-Through Trust,
Series 2004-AR7, Class 4A1
4.682%(c)	02/25/35	824	785,812
Freddie Mac REMICS,
Series 2121, Class C
6.000%	02/15/29	566	626,162
Series 2768, Class PK
5.000%	03/15/34	225	244,142
Series 2846, Class GB
5.000%	08/15/24	1,251	1,374,839
Series 2877, Class PB
5.500%	10/15/34	880	968,144
Series 2902, Class QG
5.500%	12/15/34	400	435,646
Series 2907, Class VC
4.500%	05/15/34	586	599,008
Series 3158, Class NE
5.500%	05/15/36	450	489,854
Series 3187, Class Z
5.000%	07/15/36	964	1,039,972
Series 3443, Class PT
6.500%	03/15/37	1,185	1,342,087
Series 3552, Class CA
4.500%	03/15/27	401	408,273
Series 3704, Class DC
4.000%	11/15/36	281	298,628
Series 3770, Class KB
4.000%	12/15/25	1,845	1,948,109
Series 3777, Class EM
4.500%	01/15/29	2,000	2,136,530
Series 3816, Class HN
4.500%	01/15/41	485	510,577
Series 3819, Class JP
4.000%	08/15/39	358	369,706
Series 3825, Class CB
3.500%	03/15/26	1,807	1,841,446
Series 3827, Class BM

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

5.500%	08/15/39	1,762	$1,912,079
Series 3829, Class BE
3.500%	03/15/26	1,000	1,022,642
Series 3920, Class LP
5.000%	01/15/34	789	850,987
Series 4054, Class HI, IO
3.000%	05/15/26	4,377	481,627
Series 4136, Class DF
0.455%(c)	11/15/42	1,905	1,876,673
Series 4168, Class JA
3.500%	02/15/43	971	1,024,507
Series 4219, Class JA
3.500%	08/15/39	1,173	1,203,726
Freddie Mac Strips,
Series 279, Class 35
3.500%	09/15/42	1,367	1,396,559
Series 304, Class C32, IO
3.000%	12/15/27	2,722	312,804
Government National Mortgage Assoc.,
Series 2003-34, Class PM
4.000%	04/20/33	784	829,296
Series 2004-19, Class KE
5.000%	03/16/34	855	922,001
Series 2005-3, Class QB
5.000%	01/16/35	250	268,201
Series 2008-38, Class BG
5.000%	05/16/38	360	390,406
Series 2009-116, Class VE
4.500%	08/20/28	1,187	1,278,280
Series 2011-22, Class WA
5.967%(c)	02/20/37	644	717,176
Series 2012-80, Class IB, IO
0.300%(c)	10/20/39	28,246	237,297
Series 2012-H21, Class CF
0.868%(c)	05/20/61	2,203	2,212,147
Series 2012-H24, Class FG
0.589%(c)	04/20/60	884	885,642
Series 2012-H31, Class FD
0.542%(c)	12/20/62	1,071	1,059,145
Series 2013-H04, Class BA
1.650%	02/20/63	848	826,134
Series 2013-H05, Class FB
0.559%(c)	02/20/62	933	929,055
Homestar Mortgage Acceptance Corp.,
Series 2004-4, Class A3
0.706%(c)	09/25/34	475	460,761
Impac CMB Trust,
Series 2004-5, Class 1M3
1.101%(c)	10/25/34	626	565,085
Series 2004-9, Class 1A1
0.916%(c)	01/25/35	1,097	979,114
Indymac Index Mortgage Loan Trust,
Series 2004-AR12, Class A1
0.936%(c)	12/25/34	2,734	2,294,583
JPMorgan Mortgage Trust,
Series 2006-S2, Class 2A1
5.000%	06/25/21	226	222,896
Series 2007-A1, Class 3A2

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
2.811%(c)	07/25/35	574	$570,536
Series 2007-S3, Class 2A3
6.000%	08/25/22	1,026	1,021,835
Lehman XS Trust,
Series 2005-5N, Class 3A1A
0.504%(c)	11/25/35	4,073	3,545,012
MASTR Alternative Loan Trust,
Series 2004-6, Class 8A1
5.500%	07/25/34	2,966	3,090,311
Series 2005-6, Class 1A2
5.500%	12/25/35	1,198	1,055,221
MASTR Asset Securitization Trust,
Series 2003-11, Class 8A1
5.500%	12/25/33	773	819,912
Merrill Lynch Mortgage Investors Trust,
Series 2003-A, Class 2A1
0.936%(c)	03/25/28	762	757,594
Series 2003-WMC2, Class A2
0.796%(c)	10/25/28	564	563,713
Series 2004-B, Class A1
0.656%(c)	05/25/29	458	452,158
Morgan Stanley Mortgage Loan Trust,
Series 2004-5AR, Class 3A5
2.392%(c)	07/25/34	335	334,227
Series 2006-7, Class 1A
5.000%	06/25/21	897	837,743
Opteum Mortgage Acceptance Corp.,
Series 2005-5, Class 2A1B
5.640%(c)	12/25/35	96	97,764
RALI Trust,
Series 2004-QA3, Class CB2
3.687%(c)	08/25/34	2,321	2,351,153
Series 2005-QS17, Class A10
6.000%	12/25/35	220	191,719
Residential Asset Securitization Trust,
Series 2004-A3, Class A7
5.250%	06/25/34	958	995,873
Series 2005-A8CB, Class A11
6.000%	07/25/35	3,140	2,906,906
Residential Mutual Funding Securities, Inc.,
Series 2007-S9, Class 2A1
5.500%	09/25/22	336	339,587
RFMSI Trust,
Series 2003-S14, Class A5
0.556%(c)	07/25/18	346	338,048
Sequoia Mortgage Trust,
Series 2007-3, Class 1A1
0.373%(c)	07/20/36	1,032	947,304
Springleaf Mortgage Loan Trust,
Series 2012-3A, Class A, 144A
1.570%(c)	12/25/59	121	120,589
Series 2013-1A, Class A, 144A
1.270%(c)	06/25/58	441	438,797
Series 2013-2A, Class M1, 144A
3.520%(c)	12/25/65	722	723,881
Series 2013-2A, Class M2, 144A
4.480%(c)	12/25/65	700	721,624

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-9XS, Class A
0.526%(c)	07/25/34	972	$913,125
Series 2005-19XS, Class 2A1
0.470%(c)	10/25/35	1,860	1,698,095
Structured Asset Mortgage Investments II Trust,
Series 2003-AR4, Class A1
0.856%(c)	01/19/34	1,331	1,294,471
Series 2004-AR1, Class 1A1
0.854%(c)	03/19/34	1,533	1,493,968
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR7, Class 5A1
1.591%(c)	03/25/46	1,310	1,095,915
Structured Asset Securities Corp.,
Series 2003-3XS, Class A8
5.230%	03/25/33	437	455,663
Series 2004-15, Class 1A1
5.404%(c)	09/25/24	1,470	1,535,833
Structured Asset Securities Corp. Trust,
Series 2005-6, Class 5A2
5.000%	05/25/35	549	561,672
WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-AR10, Class 1A4
2.422%(c)	09/25/35	293	275,553
Series 2005-AR12, Class 1A8
2.357%(c)	10/25/35	984	943,730
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-G, Class A1
2.490%(c)	06/25/33	255	260,864
Series 2003-H, Class A1
2.621%(c)	09/25/33	233	237,129
Series 2004-DD, Class 2A6
2.615%(c)	01/25/35	2,457	2,426,695
Series 2004-R, Class 2A1
2.616%(c)	09/25/34	638	656,103
Series 2005-AR3, Class 1A1
2.621%(c)	03/25/35	1,828	1,860,096
Series 2006-AR8, Class 3A1
2.616%(c)	04/25/36	881	844,779
Series 2007-2, Class 3A5
5.250%	03/25/37	573	604,089
Series 2007-7, Class A43
0.656%(c)	06/25/37	263	215,161

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $142,069,363)			142,714,823

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.3%
Fannie Mae Principal Strip, MTN
3.324%(s)	05/15/30	900	465,950
Federal Home Loan Mortgage Corp.
3.450%	01/01/24	1,885	1,926,930
3.500%	03/01/32-07/01/33	20,084	20,425,679
4.000%	02/01/26-06/01/43	6,747	6,983,307
4.500%	09/01/24-03/01/44	3,496	3,746,851
5.000%	04/01/22-10/01/40	3,636	3,947,704
5.500%	06/01/23-06/01/37	1,930	2,108,508
7.000%	11/01/37	633	701,657

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.
0.658%(c)	11/01/23	2,000	$2,016,007
1.735%	05/01/20	1,115	1,076,079
1.770%	02/01/20	1,542	1,513,538
2.010%	06/01/20	1,300	1,285,282
2.180%	07/01/20	1,172	1,163,078
2.330%	01/01/23	1,000	954,258
2.340%	12/01/22	2,057	1,964,291
2.350%	05/01/23	945	899,017
2.370%	12/01/22	808	769,928
2.390%	12/01/22	1,020	978,161
2.400%	09/01/22	2,000	1,927,909
2.450%	05/01/23	1,853	1,771,910
2.520%	05/01/23	1,500	1,422,266
2.570%	03/01/23	1,180	1,142,146
2.610%	03/01/23	1,585	1,517,929
2.666%	12/01/22	1,077	1,052,174
2.710%	10/01/22	1,257	1,213,305
2.740%	08/01/22	2,000	1,972,153
2.770%	06/01/23	1,940	1,897,056
2.840%	07/01/22	1,350	1,344,233
2.960%	04/01/22	968	977,016
3.030%	12/01/21	1,636	1,664,538
3.440%	11/01/23	1,785	1,826,060
3.500%	08/01/32-08/01/43	27,780	28,083,763
3.540%	10/01/20	1,500	1,567,666
3.590%	08/01/23	2,325	2,386,551
3.760%	03/01/24	2,045	2,106,281
3.770%	09/01/21	1,500	1,571,163
3.772%	05/01/22	953	1,008,073
4.000%	06/01/32-08/01/43	8,305	8,626,339
4.010%	08/01/21	914	978,406
4.340%	04/01/20	1,008	1,099,010
4.374%	06/01/21	1,001	1,097,989
4.500%	06/01/26-09/01/26	1,613	1,728,207
4.506%	06/01/19	1,425	1,560,599
4.762%	08/01/26	1,372	1,500,928
5.000%	04/01/23-07/01/41	7,156	7,781,776
5.500%	07/01/21-04/01/37	6,478	7,113,570
6.000%	10/01/22-04/01/39	4,586	5,126,174
7.000%	01/01/39	735	802,609
7.500%	10/01/35	792	937,587
Government National Mortgage Assoc.
4.500%	06/20/25-11/15/39	1,446	1,554,329
5.000%	04/15/25	2,372	2,585,437
6.000%	01/15/40	1,730	1,958,796
Residual Funding Corp., Principal Strip, PO
1.620%(s)	07/15/20	2,000	1,713,588
1.700%(s)	10/15/20	2,500	2,119,503
Tennessee Valley Authority
1.750%	10/15/18	220	219,508
4.875%	01/15/48	520	544,212
Tennessee Valley Authority Principal Strip
3.840%(s)	06/15/35	775	297,891

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $162,081,163)			158,724,875

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS — 5.6%
U.S. Treasury Notes
0.250%	09/30/14	(k)	50	$50,041
0.250%	01/31/15	(k)	45,315	45,366,342
0.250%	08/15/15		13,000	13,010,660
0.500%	07/31/17		14,500	14,222,455
0.625%	04/30/18		25	24,217
0.750%	12/31/17		10	9,805
1.000%	06/30/19		13,200	12,645,191
1.250%	10/31/18		40	39,362
1.375%	09/30/18		5,500	5,450,588
2.750%	02/28/18-02/15/24		6,055	6,379,966
4.125%	05/15/15		2,890	3,017,906
U.S. Treasury Strips
0.604%(s)	08/15/17		5,000	4,808,700
0.700%(s)	02/15/18	(a)	5,000	4,738,560
1.292%(s)	11/15/19	(a)	9,000	8,027,739
1.360%(s)	05/15/20		7,185	6,294,405
1.397%(s)	05/15/21		7,000	5,886,538
1.570%(s)	02/15/21	(a)	11,815	10,032,317
1.802%(s)	02/15/28		6,000	3,780,876
1.841%(s)	11/15/21		20,000	16,468,420
2.401%(s)	02/15/22		6,785	5,530,155
2.810%(s)	02/15/34		1,800	876,073
2.845%(s)	02/15/35		335	156,538
2.934%(s)	02/15/29		2,860	1,722,312
3.938%(s)	11/15/31		465	248,570

TOTAL U.S. TREASURY OBLIGATIONS (cost $172,705,974)				168,787,736

TOTAL LONG-TERM INVESTMENTS (cost $2,466,810,093)				2,676,188,218

			Shares

SHORT-TERM INVESTMENTS — 17.5%
AFFILIATED MONEY MARKET MUTUAL FUND — 17.5%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $525,543,277; includes $203,448,852 of cash collateral for securities on loan)(b)(w)			525,543,277	525,543,277

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(k)(n)
U.S. Treasury Bills
0.049%	05/01/14	20	19,999
0.049%	07/10/14	85	84,991
0.078%	05/01/14	105	104,997
0.087%	07/10/14	20	19,998

TOTAL U.S. TREASURY OBLIGATIONS (cost $229,977)			229,985

TOTAL SHORT-TERM INVESTMENTS (cost $525,773,254)			525,773,262

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Value
TOTAL INVESTMENTS — 106.4% (cost $2,992,583,347)	$3,201,961,480
Liabilities in excess of other assets(x) — (6.4)%	(191,736,787)

NET ASSETS — 100.0%	$3,010,224,693

The following abbreviations are used in the Portfolio descriptions:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit, U.S. persons, except pursuant to an exemption from, or in a transaction not subjected to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
ADR	American Depositary Receipt
ARM	Adjustable-Rate Mortgage
CAC40	French Stock Market Index
CHI-X	European Equity Exchange
CMBS	Commercial Mortgage-Backed Security
CNX	Crisil NSE Indices
CVA	Certificate Van Aandelen (Bearer)
CVT	Convertible Security
DAX	Deutscher Aktien Index
FDIC	Federal Deposit Insurance Corp.
FHLMC	Federal Home Loan Mortgage Corporation
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
IO	Interest Only
MTN	Medium Term Note
NVDR	Non-voting Depositary Receipt
NYSE	New York Stock Exchange
PIK	Payment-in-Kind
PO	Principal Only
PRFC	Preference Shares
QMTF	Multilateral Trading Facility
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits Securities
SGX	Singapore Stock Exchange
STOXX	Stock Index of Eurozone
TOPIX	Tokyo Stock Price Index
XEQT	Equiduct Stock Exchange
XHKG	Hong Kong Stock Exchange
XLON	London Stock Exchange

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $199,407,589; cash collateral of $203,448,852 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2014.
(i)	Represents issuer in default on interest payments. Non- income producing security.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown reflects yield to maturity at purchase date.
(p)	Interest rate not available as of March 31, 2014.
(r)	Less than $500 par.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(t)	Represents step coupon bond. The rate shown reflects the coupon rate after the step date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at March 31, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions:
43	2 Year U.S. Treasury Notes	Jun. 2014	$9,453,125	$9,441,188	$(11,937)
54	5 Year U.S. Treasury Notes	Jun. 2014	6,447,734	6,423,469	(24,265)
550	10 Year Australian Treasury Bonds	Jun. 2014	472,427,169	472,772,222	345,053
86	20 Year U.S. Treasury Bonds	Jun. 2014	11,362,000	11,456,813	94,813
92	DAX Index	Jun. 2014	29,144,888	30,375,894	1,231,006
911	Euro STOXX 50	Jun. 2014	37,309,835	38,906,416	1,596,581
783	Russell 2000 Mini Index	Jun. 2014	92,981,045	91,650,150	(1,330,895)

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Financial futures contracts open at March 31, 2014 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions (cont’d.)
2,967	S&P 500 E-Mini	Jun. 2014	$276,053,220	$276,613,410	$560,190
628	SGX CNX Nifty Index	Apr. 2014	8,365,212	8,483,024	117,812
521	TOPIX Index	Jun. 2014	61,743,661	60,724,023	(1,019,638)

					1,558,720
Short Positions:
18	10 Year Japanese Bonds	Jun. 2014	25,273,071	25,220,753	52,318
975	10 Year U.S. Treasury Notes	Jun. 2014	120,885,610	120,412,500	473,110
5	20 Year U.S. Treasury Bonds	Jun. 2014	668,281	666,094	2,187
11	30 Year U.S. Ultra Treasury Bonds	Jun. 2014	1,567,281	1,589,156	(21,875)
520	CAC40 10 Euro	Apr. 2014	30,508,555	31,456,321	(947,766)
263	FTSE 100 Index	Jun. 2014	28,493,165	28,690,471	(197,306)
417	Hang Seng Index	Apr. 2014	58,394,295	59,513,827	(1,119,532)

					(1,758,864)

					$(200,144)

(1) Cash of $309,000 and U.S. Treasury Securities with a market value of $36,931,505 have been segregated to cover requirements for open futures contracts as of March 31, 2014.

Forward foreign currency exchange contracts outstanding at March 31, 2014:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 05/20/14	State Street Bank	AUD	7,583	$6,749,140	$7,007,891	$258,751
Expiring 06/18/14	Westpac Banking Corp.	AUD	312	282,802	287,929	5,127
British Pound,
Expiring 04/22/14	Goldman Sachs & Co.	GBP	220	365,932	366,713	781
Expiring 05/20/14	Westpac Banking Corp.	GBP	324	538,540	539,426	886
Canadian Dollar,
Expiring 05/20/14	Citigroup Global Markets	CAD	8,112	7,359,680	7,328,581	(31,099)
Expiring 05/20/14	Citigroup Global Markets	CAD	736	668,049	665,226	(2,823)
Expiring 05/20/14	Hong Kong & Shanghai Bank	CAD	135	122,778	122,361	(417)
Chilean Peso,
Expiring 06/18/14	Hong Kong & Shanghai Bank	CLP	160,050	277,865	289,509	11,644
Colombian Peso,
Expiring 06/18/14	Hong Kong & Shanghai Bank	COP	585,190	290,995	294,916	3,921
Euro,
Expiring 04/22/14	Citigroup Global Markets	EUR	344	474,686	474,327	(359)
Expiring 04/22/14	Citigroup Global Markets	EUR	263	365,494	362,708	(2,786)
Expiring 04/22/14	Westpac Banking Corp.	EUR	274	381,687	377,585	(4,102)
Hong Kong Dollar,
Expiring 04/22/14	BNP Paribas	HKD	1,892	243,769	243,933	164
Expiring 05/20/14	Citigroup Global Markets	HKD	15,052	1,940,952	1,940,866	(86)
Expiring 05/20/14	Westpac Banking Corp.	HKD	2,545	327,784	328,163	379
Japanese Yen,
Expiring 04/22/14	Citigroup Global Markets	JPY	26,844	262,266	260,107	(2,159)
Expiring 04/22/14	Goldman Sachs & Co.	JPY	143,022	1,397,573	1,385,841	(11,732)
Expiring 04/22/14	Goldman Sachs & Co.	JPY	24,124	237,549	233,753	(3,796)
Expiring 05/20/14	Citigroup Global Markets	JPY	176,062	1,728,127	1,706,242	(21,885)
Expiring 05/20/14	Goldman Sachs & Co.	JPY	13,316	129,802	129,047	(755)
Expiring 05/20/14	Hong Kong & Shanghai Bank	JPY	32,576	318,936	315,696	(3,240)
Expiring 05/20/14	State Street Bank	JPY	17,166	168,308	166,360	(1,948)
Expiring 05/20/14	Westpac Banking Corp.	JPY	12,971	127,716	125,704	(2,012)
Mexican Peso,
Expiring 06/18/14	Hong Kong & Shanghai Bank	MXN	3,800	288,002	289,243	1,241
Norwegian Krone,
Expiring 05/20/14	Toronto Dominion	NOK	3,282	536,445	547,132	10,687

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2014 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Polish Zloty,
Expiring 06/18/14	Barclays Capital Group	PLN	859	$283,198	$282,769	$(429)
Russian Ruble,
Expiring 06/18/14	Hong Kong & Shanghai Bank	RUB	9,671	258,996	270,849	11,853
Singapore Dollar,
Expiring 04/22/14	Hong Kong & Shanghai Bank	SGD	269	213,592	214,139	547
Expiring 05/20/14	State Street Bank	SGD	1,390	1,097,597	1,105,442	7,845
Expiring 05/20/14	State Street Bank	SGD	387	305,478	307,416	1,938
Expiring 06/18/14	Deutsche Bank	SGD	357	281,734	283,740	2,006
South Korean Won,
Expiring 06/18/14	Credit Suisse First Boston Corp.	KRW	300,594	280,502	281,268	766
Swedish Krona,
Expiring 05/20/14	BNP Paribas	SEK	12,898	2,001,038	1,991,140	(9,898)
Expiring 05/20/14	Credit Suisse First Boston Corp.	SEK	3,599	557,895	555,556	(2,339)
Expiring 05/20/14	Credit Suisse First Boston Corp.	SEK	2,422	375,488	373,914	(1,574)
Swiss Franc,
Expiring 05/20/14	Credit Suisse First Boston Corp.	CHF	603	675,748	682,776	7,028
Expiring 05/20/14	Goldman Sachs & Co.	CHF	457	524,299	517,652	(6,647)
Turkish Lira,
Expiring 06/30/14	Citigroup Global Markets	TRY	299	136,318	136,117	(201)

				$32,576,760	$32,792,037	$215,277

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 06/18/14	Credit Suisse First Boston Corp.	AUD	312	$279,945	$287,928	$(7,983)
Brazilian Real,
Expiring 06/30/14	Goldman Sachs & Co.	BRL	909	381,595	390,924	(9,329)
British Pound,
Expiring 04/22/14	Citigroup Global Markets	GBP	2,846	4,747,427	4,744,032	3,395
Expiring 05/20/14	ANZ Capital	GBP	182	301,809	302,495	(686)
Expiring 05/20/14	Hong Kong & Shanghai Bank	GBP	328	540,684	545,824	(5,140)
Expiring 05/20/14	Toronto Dominion	GBP	4,444	7,387,756	7,405,502	(17,746)
Expiring 05/20/14	Toronto Dominion	GBP	853	1,417,679	1,421,084	(3,405)
Canadian Dollar,
Expiring 06/18/14	Westpac Banking Corp.	CAD	322	289,916	291,186	(1,270)
Chilean Peso,
Expiring 06/18/14	Hong Kong & Shanghai Bank	CLP	163,840	285,113	296,364	(11,251)
Expiring 06/18/14	Hong Kong & Shanghai Bank	CLP	160,050	277,696	289,509	(11,813)
Euro,
Expiring 04/22/14	RBC Dominion Securities	EUR	21,726	30,303,884	29,929,704	374,180
Expiring 05/20/14	Barclays Capital Group	EUR	499	686,501	687,579	(1,078)
Expiring 05/20/14	Credit Suisse First Boston Corp.	EUR	1,024	1,399,101	1,410,096	(10,995)
Expiring 05/20/14	Credit Suisse First Boston Corp.	EUR	604	824,842	831,324	(6,482)
Expiring 05/20/14	Credit Suisse First Boston Corp.	EUR	424	584,838	583,978	860
Expiring 05/20/14	Goldman Sachs & Co.	EUR	1,132	1,559,132	1,559,884	(752)
Expiring 05/20/14	Goldman Sachs & Co.	EUR	100	139,759	137,996	1,763
Expiring 05/20/14	Newbridge	EUR	226	309,186	311,564	(2,378)
Hong Kong Dollar,
Expiring 04/22/14	Barclays Capital Group	HKD	12,271	1,580,428	1,582,138	(1,710)
Expiring 05/20/14	Citigroup Global Markets	HKD	22,363	2,883,768	2,883,640	128
Expiring 05/20/14	Goldman Sachs & Co.	HKD	995	128,283	128,267	16
Expiring 05/20/14	State Street Bank	HKD	1,330	171,510	171,478	32
Japanese Yen,
Expiring 04/22/14	State Street Bank	JPY	614,689	5,988,904	5,956,142	32,762
Expiring 05/20/14	Barclays Capital Group	JPY	113,144	1,106,890	1,096,496	10,394
Expiring 05/20/14	BNP Paribas	JPY	18,214	178,819	176,520	2,299

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2014 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Japanese Yen (cont’d.),
Expiring 05/20/14	Citigroup Global Markets	JPY	81,792	$802,829	$792,662	$10,167
Expiring 05/20/14	Westpac Banking Corp.	JPY	167,913	1,653,316	1,627,264	26,052
Expiring 06/18/14	Credit Suisse First Boston Corp.	JPY	29,488	285,744	285,817	(73)
Mexican Peso,
Expiring 06/30/14	BNP Paribas	MXN	1,972	147,807	149,993	(2,186)
Norwegian Krone,
Expiring 05/20/14	RBC Dominion Securities	NOK	853	140,204	142,177	(1,973)
Polish Zloty,
Expiring 06/18/14	Credit Suisse First Boston Corp.	PLN	859	280,774	282,768	(1,994)
Russian Ruble,
Expiring 06/18/14	Credit Suisse First Boston Corp.	RUB	9,671	261,786	270,849	(9,063)
Expiring 06/18/14	Hong Kong & Shanghai Bank	RUB	10,333	277,737	289,398	(11,661)
Singapore Dollar,
Expiring 04/22/14	Barclays Capital Group	SGD	1,706	1,349,766	1,356,504	(6,738)
Expiring 06/18/14	Hong Kong & Shanghai Bank	SGD	357	281,940	283,740	(1,800)
Swiss Franc,
Expiring 04/22/14	Citigroup Global Markets	CHF	257	290,795	290,512	283
Expiring 04/22/14	Westpac Banking Corp.	CHF	861	987,396	974,178	13,218
Expiring 05/20/14	Credit Suisse First Boston Corp.	CHF	1,932	2,163,649	2,186,150	(22,501)
Thai Baht,
Expiring 06/18/14	Hong Kong & Shanghai Bank	THB	9,381	286,996	288,163	(1,167)
Turkish Lira,
Expiring 06/30/14	Goldman Sachs & Co.	TRY	299	132,673	136,118	(3,445)

				$73,098,877	$72,777,947	$320,930

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$—	$10,728,031	$ —
Belgium	418,591	5,332,737	—
Bermuda	1,076,434	—	—
Brazil	18,318,362	—	—
Canada	13,237,518	—	—
China	4,995,750	51,516,386	—
Denmark	463,573	2,145,238	—
Finland	12,314	3,839,433	—
France	1,605,867	45,107,891	—
Germany	641,156	30,734,717	—
Greece	—	419,874	—
Hong Kong	669,240	16,277,511	—
Hungary	—	573,889	—
India	11,814,564	—	—
Indonesia	—	1,923,497	—
Ireland	613,148	2,301,932	—
Israel	2,293,837	—	—
Italy	—	1,667,982	—
Japan	—	67,307,850	—
Luxembourg	—	443,019	—

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Level 1	Level 2	Level 3
Mexico	$2,638,641	$—	$—
Netherlands	1,343,278	22,773,408	—
Norway	237,093	527,164	—
Poland	—	5,188,156	—
Portugal	—	551,836	—
Qatar	906,766	955,486	—
Russia	16,684,268	269,720	—
Singapore	—	2,068,911	—
South Africa	641,242	11,291,995	—
South Korea	13,920,541	28,927,106	—
Spain	—	4,223,549	—
Sweden	—	4,290,614	—
Switzerland	562,000	46,823,241	—
Taiwan	10,648,937	17,876,123	—
Thailand	—	3,660,146	—
Turkey	—	6,061,085	—
United Arab Emirates	—	1,462,558	—
United Kingdom	5,185,570	79,059,283	—
United States	921,913,589	—	—
Preferred Stocks:
Brazil	11,504,315	—	—
Germany	—	7,545,286	—
Ireland	202,100	—	—
Luxembourg	675,900	—	—
United States	12,678,883	—	—
Rights:
Hong Kong	—	24,226	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	23,014,097	—
Residential Mortgage-Backed Securities	—	83,613,245	1,380,380
Bank Loans	—	5,462,874	—
Commercial Mortgage-Backed Securities	—	26,919,319	441,701
Convertible Bonds	—	93,647,985	—
Corporate Bonds	—	405,865,451	2,447,792
Foreign Government Bonds	—	22,683,642	—
Municipal Bonds	—	680,941	—
Residential Mortgage-Backed Securities	—	142,714,823	—
U.S. Government Agency Obligations	—	158,724,875	—
U.S. Treasury Obligations	—	169,017,721	—
Affiliated Money Market Mutual Fund	525,543,277	—	—
Other Financial Instruments*
Futures	(200,144)	—	—
Foreign Forward Currency Contracts	—	536,207	—

Total	$1,581,246,610	$1,616,781,060	$4,269,873

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2014 were as follows:

Affiliated Money Market Mutual Fund (6.8% represents investments purchased with collateral from securities onloan)	17.5%
Residential Mortgage-Backed Securities	7.5
U.S. Treasury Obligations	5.6
U.S. Government Agency Obligations	5.3
Banks	4.8
Oil, Gas & Consumable Fuels	3.8
Real Estate Investment Trusts (REITs)	3.7
Pharmaceuticals	3.3
Diversified Financial Services	2.7
Insurance	2.7
Semiconductors & Semiconductor Equipment	2.4
Media	1.9
Capital Markets	1.8
Software	1.8
Automobiles	1.5
Internet Software & Services	1.4
Specialty Retail	1.4
Metals & Mining	1.4
Oil & Gas	1.3
Chemicals	1.2
Biotechnology	1.1
Health Care Providers & Services	1.1
Machinery	1.1
IT Services	1.1
Hotels, Restaurants & Leisure	1.0
Real Estate Management & Development	1.0
Wireless Telecommunication Services	1.0
Textiles, Apparel & Luxury Goods	1.0
Telecommunications	0.9
Technology Hardware, Storage & Peripherals	0.9
Aerospace & Defense	0.9
Commercial Mortgage-Backed Securities	0.9
Electrical Equipment	0.8
Internet & Catalog Retail	0.8
Beverages	0.8
Non-Residential Mortgage-Backed Securities	0.8
Electric Utilities	0.8
Foreign Government Bonds	0.8
Food & Staples Retailing	0.7
Electric	0.7
Diversified Telecommunication Services	0.7
Tobacco	0.6
Food Products	0.6
Multi-Utilities	0.6
Communications Equipment	0.6
Household Durables	0.6
Road & Rail	0.6
Energy Equipment & Services	0.6
Airlines	0.5
Healthcare Products & Services	0.5
Trading Companies & Distributors	0.5
Auto Components	0.5
Consumer Finance	0.5
Electronic Equipment, Instruments & Components	0.5
Building Products	0.4
Industrial Conglomerates	0.4
Life Sciences Tools & Services	0.3
Health Care Equipment & Supplies	0.3

Pipelines	0.3%
Construction & Engineering	0.3
Household Products	0.3
Containers & Packaging	0.3
Multiline Retail	0.3
Semiconductors	0.3
Commercial Services	0.3
Construction Materials	0.3
Real Estate	0.2
Holding Companies – Diversified	0.2
Automobile Manufacturers	0.2
Miscellaneous Manufacturing	0.2
Investment Companies	0.2
Transportation	0.2
Retail	0.2
Foods	0.2
Entertainment	0.2
Professional Services	0.1
Household Products/Wares	0.1
Marine	0.1
Building Materials	0.1
Computers	0.1
Lodging	0.1
Paper & Forest Products	0.1
Distributors	0.1
Agriculture	0.1
Air Freight & Logistics	0.1
Home Builders	0.1
Auto Parts & Equipment	0.1
Leisure Time	0.1
Home Furnishings	0.1
Transportation Infrastructure	0.1
Coal	0.1
Health Care Technology	0.1

106.4
Liabilities in excess of other assets	(6.4)

100.0%

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2014 categorized by risk exposure:

Derivative Fair Value
at 03/31/14
Equity contracts.	$(1,085,322)
Foreign exchange contracts	536,207
Interest rate contracts	909,404

Total	$360,289

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.5%
COMMON STOCKS — 95.3%
Australia — 2.2%
BHP Billiton Ltd.	180,999	$6,135,025
Rio Tinto Ltd.	67,463	3,979,163

		10,114,188

Belgium — 1.4%
Anheuser-Busch InBev NV	59,800	6,297,889

Canada
Nortel Networks Corp.*(g)	2,492	18

China — 3.0%
China Construction Bank Corp. (Class H Stock)	4,269,000	2,996,589
China Overseas Land & Investment Ltd.	790,000	2,052,641
CNOOC Ltd. (Class H Stock)	1,826,000	2,764,606
Industrial & Commercial Bank of China Ltd. (Class H Stock)	4,807,145	2,963,509
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	348,000	2,892,183

		13,669,528

Denmark — 1.0%
Novo Nordisk A/S (Class B Stock)	104,200	4,744,462

France — 13.1%
Accor SA	118,466	6,062,772
AXA SA	235,488	6,117,717
BNP Paribas SA	71,193	5,488,949
Essilor International SA	34,420	3,473,624
Groupe FNAC SA*	2,850	147,198
Imerys SA	33,302	2,960,906
Kering	22,142	4,514,671
Lafarge SA	60,244	4,702,067
LVMH Moet Hennessy Louis Vuitton SA	30,721	5,567,054
Pernod-Ricard SA	27,507	3,201,147
Sanofi	75,473	7,886,906
Schneider Electric SA	58,116	5,150,635
Technip SA	56,570	5,831,536

		61,105,182

Germany — 6.0%
Allianz SE	36,590	6,184,431
Bayer AG	47,210	6,393,389
Fresenius Medical Care AG & Co. KGaA	53,480	3,741,842
Linde AG	16,155	3,234,676
OSRAM Licht AG*	4,020	260,665
SAP AG	98,066	7,954,726

		27,769,729

Hong Kong — 3.2%
Belle International Holdings Ltd.	932,000	931,737
Cheung Kong Holdings Ltd.	469,000	7,798,389
Hang Lung Properties Ltd.	1,014,000	2,925,424
Sands China Ltd.	449,600	3,371,974

		15,027,524

India — 0.6%
HDFC Bank Ltd., ADR	68,500	2,810,555

Indonesia — 0.6%
Astra International Tbk PT	3,932,300	2,572,138

Israel — 0.9%
Teva Pharmaceutical Industries Ltd., ADR	78,820	4,164,849

	Shares	Value
COMMON STOCKS (Continued)
Japan — 16.8%
Astellas Pharma, Inc.	379,500	$4,505,641
Canon, Inc.	82,250	2,552,697
Daikin Industries Ltd.	79,400	4,452,708
East Japan Railway Co.	56,700	4,176,383
FANUC Corp.	23,400	4,136,934
Honda Motor Co. Ltd.	170,400	5,995,806
Japan Tobacco, Inc.	174,900	5,489,659
Komatsu Ltd.	179,200	3,756,849
Kubota Corp.	349,000	4,638,400
Makita Corp.	77,500	4,266,656
Mitsubishi Corp.	192,200	3,565,275
Nidec Corp.	69,600	4,267,697
Nitto Denko Corp.	61,000	2,925,189
Shin-Etsu Chemical Co. Ltd.	60,500	3,448,861
SMC Corp.	20,623	5,438,966
Sumitomo Corp.	248,200	3,156,005
Toyota Motor Corp.	153,800	8,673,373
Yahoo! Japan Corp.	574,500	2,814,439

		78,261,538

Netherlands — 6.2%
Akzo Nobel NV	65,580	5,348,759
ASML Holding NV	34,922	3,250,677
ING Groep NV, CVA*	450,897	6,412,550
Royal Dutch Shell PLC (Class A Stock)	375,804	13,731,472

		28,743,458

South Korea — 1.8%
Hyundai Mobis	9,860	2,925,450
Samsung Electronics Co. Ltd., GDR	8,920	5,583,355

		8,508,805

Sweden — 0.9%
Atlas Copco AB (Class A Stock)	144,840	4,181,344

Switzerland — 15.0%
ABB Ltd.*	173,597	4,484,182
Cie Financiere Richemont SA	36,790	3,514,849
Credit Suisse Group AG*	201,919	6,535,731
Glencore International PLC*	994,599	5,130,387
Holcim Ltd.*	43,434	3,599,777
Nestle SA	128,847	9,698,269
Novartis AG	120,852	10,261,292
Roche Holding AG	33,880	10,189,877
SGS SA	707	1,743,655
UBS AG*	387,759	8,024,035
Zurich Insurance Group AG*	21,140	6,492,406

		69,674,460

Taiwan — 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	169,904	3,401,478

United Kingdom — 21.9%
Aggreko PLC	82,400	2,064,274
Barclays PLC	1,884,000	7,331,506
BG Group PLC	497,386	9,285,793
BHP Billiton PLC	129,045	3,984,713
British American Tobacco PLC	118,407	6,605,378
Burberry Group PLC	190,866	4,437,477
Centrica PLC	465,704	2,562,032
HSBC Holdings PLC	1,133,791	11,504,096
Imperial Tobacco Group PLC	102,800	4,156,959

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Marks & Spencer Group PLC	593,000	$4,464,025
Meggitt PLC	361,000	2,895,168
Prudential PLC	296,992	6,288,603
Rio Tinto PLC	83,526	4,658,027
Standard Chartered PLC	413,708	8,650,833
Tesco PLC	702,203	3,463,327
Tullow Oil PLC	178,555	2,231,371
Unilever PLC	133,459	5,707,951
Vodafone Group PLC	1,432,941	5,269,353
WPP PLC	311,482	6,435,835

		101,996,721

TOTAL COMMON STOCKS (cost $375,851,351)		443,043,866

PREFERRED STOCKS — 2.2%
Germany
Henkel AG & Co. KGaA (PRFC)	34,615	3,726,055
Volkswagen AG (PRFC)	25,275	6,553,735

TOTAL PREFERRED STOCKS (cost $6,942,320)		10,279,790

TOTAL LONG-TERM INVESTMENTS (cost $382,793,671)		453,323,656

	Shares	Value
SHORT-TERM INVESTMENT — 1.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $7,548,457)(w)	7,548,457	$7,548,457

TOTAL INVESTMENTS — 99.1% (cost $390,342,128)		460,872,113
Other assets in excess of liabilities — 0.9%		4,267,517

NET ASSETS — 100.0%		$465,139,630

The following abbreviations are used in the Portfolio descriptions:
ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
GDR	Global Depositary Receipt
PRFC	Preference Shares
*	Non-income producing security.
(g)	Indicates a security that has been deemed illiquid.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios2-Prudential Core Taxable Money Market Fund.

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$—	$10,114,188	$—
Belgium	—	6,297,889	—
Canada	18	—	—
China	—	13,669,528	—
Denmark	—	4,744,462	—
France	147,198	60,957,984	—
Germany	—	27,769,729	—
Hong Kong	—	15,027,524	—
India	2,810,555	—	—
Indonesia	—	2,572,138	—
Israel	4,164,849	—	—
Japan	—	78,261,538	—
Netherlands	—	28,743,458	—
South Korea	5,583,355	2,925,450	—
Sweden	—	4,181,344	—
Switzerland	—	69,674,460	—
Taiwan	3,401,478	—	—
United Kingdom	—	101,996,721	—
Preferred Stocks:
Germany	—	10,279,790	—
Affiliated Money Market Mutual Fund	7,548,457	—	—

Total	$23,655,910	$437,216,203	$—

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 2014 were as follows:

Pharmaceuticals	10.4%
Banks	9.0
Oil, Gas & Consumable Fuels	6.0
Insurance	6.0
Machinery	5.7
Metals & Mining	5.1
Automobiles	5.1
Textiles, Apparel & Luxury Goods	3.9
Tobacco	3.5
Food Products	3.3
Chemicals	3.2
Capital Markets	3.1
Electrical Equipment	3.0
Real Estate Management & Development	2.8
Semiconductors & Semiconductor Equipment	2.6
Construction Materials	2.4
Beverages	2.0
Hotels, Restaurants & Leisure	2.0
Software	1.7
Affiliated Money Market Mutual Fund	1.6
Trading Companies & Distributors	1.5

Media	1.4%
Diversified Financial Services	1.4
Energy Equipment & Services	1.3
Wireless Telecommunication Services	1.1
Multiline Retail	1.0
Building Products	1.0
Road & Rail	0.9
Health Care Providers & Services	0.8
Household Products	0.8
Health Care Equipment & Supplies	0.8
Food & Staples Retailing	0.7
Auto Components	0.6
Aerospace & Defense	0.6
Internet Software & Services	0.6
Multi-Utilities	0.6
Technology Hardware, Storage & Peripherals	0.6
Commercial Services & Supplies	0.4
Professional Services	0.4
Specialty Retail	0.2

99.1
Other assets in excess of other liabilities	0.9

100.0%

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 88.1%
COMMON STOCKS — 46.3%
Aerospace & Defense — 0.9%
Boeing Co. (The)	13,200	$1,656,468
Embraer SA (Brazil)	95,960	850,910
Honeywell International, Inc.	96,205	8,923,976
L-3 Communications Holdings, Inc.	3,100	366,265
Meggitt PLC (United Kingdom)	102,490	821,955
Northrop Grumman Corp.	13,600	1,677,968
Precision Castparts Corp.	8,351	2,110,799
Raytheon Co.	16,700	1,649,793
United Technologies Corp.	82,243	9,609,272

		27,667,406

Air Freight & Logistics — 0.1%
United Parcel Service, Inc. (Class B Stock)	1,600	155,808
Yamato Holdings Co. Ltd. (Japan)	87,300	1,878,810

		2,034,618

Airlines — 0.4%
Aeroflot - Russian Airlines OJSC (Russia)	61,710	97,234
Alaska Air Group, Inc.	2,700	251,937
Delta Air Lines, Inc.	184,823	6,404,117
Japan Airlines Co. Ltd. (Japan)	30,300	1,491,202
Pegasus Hava Tasimaciligi A/S (Turkey)*	11,540	154,300
Turk Hava Yollari Anonim Ortakligi (Turkey)	125,838	387,516
United Continental Holdings, Inc.*	42,954	1,917,037

		10,703,343

Auto Components — 0.4%
Apollo Tyres Ltd. (India)	80,810	216,584
BorgWarner, Inc.	31,310	1,924,626
Continental AG (Germany)	9,491	2,276,120
Delphi Automotive PLC (United Kingdom)	7,300	495,378
GKN PLC (United Kingdom)	116,298	757,767
Halla Visteon Climate Control Corp. (South Korea)	10,740	491,978
Hankook Tire Co. Ltd. (South Korea)	13,560	771,597
Hyundai Mobis (South Korea)	3,390	1,005,809
Kenda Rubber Industrial Co. Ltd. (Taiwan)	92,200	220,473
Lear Corp.	3,700	309,764
Mando Corp. (South Korea)	1,900	241,811
TRW Automotive Holdings Corp.*(a)	23,026	1,879,382
Valeo SA (France)	16,340	2,301,232

		12,892,521

Automobiles — 1.0%
Astra International Tbk PT (Indonesia)	1,139,900	745,615
Daimler AG (Germany)	28,746	2,719,354
Ford Otomotiv Sanayi A/S (Turkey)	15,400	157,071
Geely Automobile Holdings Ltd. (China)	1,245,000	490,850
General Motors Co.	268,593	9,244,971
General Motors Corp. Escrow Shares*	110,000	—
Great Wall Motor Co. Ltd. (China) (Class H Stock)	160,500	808,581
Harley-Davidson, Inc.	44,641	2,973,537
Honda Motor Co. Ltd. (Japan)	116,200	4,088,689
Hyundai Motor Co. (South Korea)	6,740	1,593,682
Kia Motors Corp. (South Korea)	19,370	1,082,434
Tata Motors Ltd. (India), ADR(a)	25,950	918,890
Tesla Motors, Inc.*(a)	8,099	1,688,237
Tofas Turk Otomobil Fabrikasi A/S (Turkey)	39,510	224,414

	Shares	Value
COMMON STOCKS (Continued)
Automobiles (cont’d.)
Toyota Motor Corp. (Japan)	53,300	$3,005,792

		29,742,117

Banks — 3.5%
Australia & New Zealand Banking Group Ltd. (Australia)	74,304	2,285,817
Banco do Brasil SA (Brazil)	81,010	810,100
Bank of America Corp.	634,195	10,908,154
Bank of China Ltd. (China) (Class H Stock)	3,323,000	1,476,319
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	428,900	364,642
Barclays PLC (United Kingdom)	636,906	2,478,493
BB&T Corp.	10,912	438,335
BNP Paribas SA (France)	52,999	4,086,200
Canara Bank (India)	32,090	142,389
China Construction Bank Corp. (China) (Class H Stock)	4,145,000	2,909,548
China Merchants Bank Co. Ltd. (China) (Class H Stock)	318,028	578,519
CIT Group, Inc.	5,700	279,414
Citigroup, Inc.	165,596	7,882,370
Danske Bank A/S (Denmark)	91,489	2,545,665
East West Bancorp, Inc.	50,997	1,861,391
First Gulf Bank PJSC (United Arab Emirates)	66,515	295,251
First Republic Bank	18,000	971,820
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	116,070	784,943
HDFC Bank Ltd. (India), ADR	25,000	1,025,750
HSBC Holdings PLC (United Kingdom), (QMTF)	396,478	4,014,479
HSBC Holdings PLC (United Kingdom), (XHKG)	390,000	3,957,165
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	4,411,475	2,719,586
KeyCorp.	45,900	653,616
M&T Bank Corp.	13,760	1,669,088
Mitsubishi UFJ Financial Group, Inc. (Japan)	780,100	4,295,843
Mizuho Financial Group, Inc. (Japan)	569,600	1,128,863
National Bank Holdings Corp.	32,500	652,275
Nordea Bank AB (Sweden)	114,625	1,626,026
PNC Financial Services Group, Inc. (The)	23,600	2,053,200
Popular, Inc. (Puerto Rico)*	6,200	192,138
Punjab National Bank (India)	19,060	238,002
Qatar National Bank (Qatar)	7,000	360,645
Sberbank of Russia (Russia), ADR	120,190	1,174,256
Signature Bank*(a)	15,517	1,948,780
Standard Chartered PLC (United Kingdom)	140,940	2,947,123
Sumitomo Mitsui Financial Group, Inc. (Japan)	66,700	2,859,024
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	174,000	787,272
SunTrust Banks, Inc.	56,531	2,249,368
SVB Financial Group*	1,802	232,062
U.S. Bancorp	50,100	2,147,286
Wells Fargo & Co.	495,605	24,651,393
Woori Finance Holdings Co. Ltd. (South Korea)*	67,770	773,410

		105,456,020

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Beverages — 0.6%
Ambev SA (Brazil), ADR(a)	191,990	$1,422,646
Anheuser-Busch InBev NV (Belgium)	20,775	2,187,937
Coca-Cola Co. (The)	45,491	1,758,682
Constellation Brands, Inc. (Class A Stock)*	17,881	1,519,349
Diageo PLC (United Kingdom), ADR	12,800	1,594,752
Dr. Pepper Snapple Group, Inc.	62,245	3,389,863
Molson Coors Brewing Co. (Class B Stock)	33,052	1,945,441
PepsiCo, Inc.	25,636	2,140,606
Pernod-Ricard SA (France)	10,270	1,195,179
SABMiller PLC (United Kingdom)	46,943	2,347,240

		19,501,695

Biotechnology — 1.1%
Aegerion Pharmaceuticals, Inc.*(a)	21,732	1,002,280
Alexion Pharmaceuticals, Inc.*	21,992	3,345,643
Amgen, Inc.	16,650	2,053,611
Biogen Idec, Inc.*	22,833	6,983,930
BioMarin Pharmaceutical, Inc.*	2,200	150,062
Celgene Corp.*	49,568	6,919,693
Gilead Sciences, Inc.*	109,231	7,740,109
Regeneron Pharmaceuticals, Inc.*	7,081	2,126,283
United Therapeutics Corp.*(a)	3,000	282,090
Vertex Pharmaceuticals, Inc.*	33,224	2,349,601

		32,953,302

Building Products — 0.3%
Cie de Saint-Gobain (France)	46,607	2,813,876
Daikin Industries Ltd. (Japan)	56,800	3,185,313
Fortune Brands Home & Security, Inc.	53,991	2,271,941
Masco Corp.	65,289	1,450,069

		9,721,199

Capital Markets — 1.3%
Affiliated Managers Group, Inc.*	14,632	2,927,132
Ameriprise Financial, Inc.	26,619	2,929,953
Apollo Global Management LLC	44,453	1,413,605
BlackRock, Inc.	11,151	3,506,766
Charles Schwab Corp. (The)	16,600	453,678
Credit Suisse Group AG (Switzerland)*	66,092	2,139,271
Goldman Sachs Group, Inc. (The)	14,965	2,452,015
Invesco Ltd.	66,430	2,457,910
Lazard Ltd. (Class A Stock)	34,895	1,643,206
Legg Mason, Inc.	47,300	2,319,592
Morgan Stanley	112,422	3,504,194
Nomura Holdings, Inc. (Japan)	207,500	1,331,088
Northern Trust Corp.	24,300	1,593,108
State Street Corp.	31,509	2,191,451
T. Rowe Price Group, Inc.	16,100	1,325,835
TD Ameritrade Holding Corp.	76,561	2,599,246
UBS AG (Switzerland)*	257,960	5,338,059

		40,126,109

Chemicals — 0.9%
Air Products & Chemicals, Inc.	4,476	532,823
Akzo Nobel NV (Netherlands)	22,240	1,813,913
Albemarle Corp.	13,500	896,670
Axiall Corp.	31,809	1,428,861
BASF SE (Germany)	26,426	2,940,511
Dow Chemical Co. (The)	46,446	2,256,811
Ecolab, Inc.	14,719	1,589,505
Grand Pacific Petrochemical (Taiwan)	191,000	116,272
Hyosung Corp. (South Korea)	3,330	240,901

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
LG Chem Ltd. (South Korea)	3,648	$872,940
Linde AG (Germany)	6,707	1,342,926
LyondellBasell Industries NV (Class A Stock)	9,118	810,955
Methanex Corp. (Canada)	9,785	625,653
Monsanto Co.	25,627	2,915,584
Nitto Denko Corp. (Japan)	22,700	1,088,554
PPG Industries, Inc.	4,846	937,507
PTT Global Chemical PCl (Thailand), NVDR	167,300	373,008
Sherwin-Williams Co. (The)	10,412	2,052,518
Shin-Etsu Chemical Co. Ltd. (Japan)	23,200	1,322,539
Solvay SA (Belgium)	13,740	2,158,362
UPL Ltd. (India)	60,620	187,707

		26,504,520

Commercial Services & Supplies
Aggreko PLC (United Kingdom)	29,000	726,504
RR Donnelley & Sons Co.	32,330	578,707

		1,305,211

Communications Equipment — 0.6%
Brocade Communications Systems, Inc.*	63,700	675,857
Ciena Corp.*(a)	55,951	1,272,326
Cisco Systems, Inc.	305,093	6,837,134
Palo Alto Networks, Inc.*	18,641	1,278,773
QUALCOMM, Inc.	104,740	8,259,797
Ubiquiti Networks, Inc.*	18,400	836,648
Wistron NeWeb Corp. (Taiwan)	64,000	144,529

		19,305,064

Construction & Engineering — 0.2%
AECOM Technology Corp.*	47,000	1,511,990
Fluor Corp.	68,226	5,303,207
Jacobs Engineering Group, Inc.*(a)	9,364	594,614

		7,409,811

Construction Materials — 0.2%
Holcim Ltd. (Switzerland)*	14,300	1,185,173
Imerys SA (France)	12,225	1,086,934
Lafarge SA (France)	18,737	1,462,430
Martin Marietta Materials, Inc.(a)	18,000	2,310,300
U.S. Concrete, Inc.*	5,089	119,592

		6,164,429

Consumer Finance — 0.3%
American Express Co.	6,878	619,226
Capital One Financial Corp.	78,555	6,061,304
Compartamos SAB de CV (Mexico)	85,570	156,517
Discover Financial Services	30,180	1,756,174
SLM Corp.	29,800	729,504

		9,322,725

Containers & Packaging — 0.1%
Ball Corp.	24,800	1,359,288
Crown Holdings, Inc.*	6,900	308,706
Rock-Tenn Co. (Class A Stock)	11,100	1,171,827
Sealed Air Corp.	13,100	430,597

		3,270,418

Distributors
Genuine Parts Co.	8,616	748,300

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Distributors (cont’d.)
Imperial Holdings Ltd. (South Africa)	33,660	$602,022

		1,350,322

Diversified Consumer Services — 0.1%
Apollo Education Group, Inc. (Class A Stock)*	5,700	195,168
Graham Holdings Co.	800	563,000
H&R Block, Inc.	49,300	1,488,367
Kroton Educacional SA (Brazil)	16,990	368,853
Service Corp. International	25,000	497,000

		3,112,388

Diversified Financial Services — 0.4%
Berkshire Hathaway, Inc. (Class A Stock)*	4	749,400
Fubon Financial Holding Co. Ltd. (Taiwan)	701,000	953,079
ING Groep NV (Netherlands), CVA*	225,476	3,206,666
IntercontinentalExchange Group, Inc.	10,448	2,066,928
Moody’s Corp.	28,013	2,221,991
ORIX Corp. (Japan)	139,600	1,967,520
Rural Electrification Corp. Ltd. (India)	59,910	230,942
Somerset Cayuga Holding Co., Inc.*	1,372	37,044

		11,433,570

Diversified Telecommunication Services — 0.6%
AT&T, Inc.	14,254	499,888
BT Group PLC (United Kingdom)	156,414	994,745
China Telecom Corp. Ltd. (China) (Class H Stock)	1,916,000	884,170
Jasmine International PCL (Thailand)	788,400	192,695
Koninklijke KPN NV (Netherlands)*	510,009	1,800,383
MegaFon OAO (Russia), GDR	22,910	644,170
Nippon Telegraph & Telephone Corp. (Japan)	52,600	2,858,370
Verizon Communications, Inc.	196,373	9,341,471

		17,215,892

Electric Utilities — 0.5%
American Electric Power Co., Inc.	53,727	2,721,810
Duke Energy Corp.	22,300	1,588,206
Edison International	27,000	1,528,470
FirstEnergy Corp.	30,600	1,041,318
NextEra Energy, Inc.	49,618	4,744,473
Northeast Utilities	20,000	910,000
PGE SA (Poland)	35,800	223,673
Xcel Energy, Inc.	51,300	1,557,468

		14,315,418

Electrical Equipment — 0.7%
ABB Ltd. (Switzerland)*	64,600	1,668,682
Acuity Brands, Inc.	27,048	3,585,753
Eaton Corp. PLC	49,690	3,732,713
Emerson Electric Co.	45,134	3,014,951
Nidec Corp. (Japan)	23,000	1,410,302
Schneider Electric SA (France)	50,738	4,496,747
Sumitomo Electric Industries Ltd. (Japan)	108,600	1,621,267
Teco Electric and Machinery Co. Ltd. (Taiwan)	223,000	249,561

		19,779,976

Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. (Class A Stock)	19,513	1,788,366
Anxin-China Holdings Ltd. (Hong Kong)	540,000	83,602

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Compeq Manufacturing Co. Ltd. (Taiwan)	279,000	$166,315
Hitachi Ltd. (Japan)	247,000	1,828,309
Keyence Corp. (Japan)	4,300	1,771,456
Knowles Corp.*	4,600	145,222
Partron Co. Ltd. (South Korea)	9,660	120,435
Truly International Holdings (Hong Kong)	318,000	214,510
Zhen Ding Technology Holding Ltd. (Taiwan)	62,000	159,571

		6,277,786

Energy Equipment & Services — 0.6%
Baker Hughes, Inc.	16,300	1,059,826
China Oilfield Services Ltd. (China) (Class H Stock)	264,000	622,457
Dril-Quip, Inc.*	12,004	1,345,648
Ensco PLC (Class A Stock)	10,043	530,070
Halliburton Co.	5,100	300,339
Petrofac Ltd. (United Kingdom)	50,511	1,210,923
Schlumberger Ltd.	110,219	10,746,354
Technip SA (France)	18,520	1,909,140

		17,724,757

Food & Staples Retailing — 0.6%
Clicks Group Ltd. (South Africa)	36,960	230,122
Costco Wholesale Corp.	12,403	1,385,167
CVS Caremark Corp.	74,048	5,543,232
Delhaize Group (Belgium)	20,389	1,491,099
E-Mart Co. Ltd. (South Korea)	1,240	284,711
Kroger Co. (The)	49,810	2,174,207
Magnit OJSC (Russia)	1,380	318,757
Seven & I Holdings Co. Ltd. (Japan)	62,100	2,366,289
Tesco PLC (United Kingdom)	140,325	692,095
Walgreen Co.	25,200	1,663,956
Wal-Mart Stores, Inc.	11,400	871,302

		17,020,937

Food Products — 0.7%
Archer-Daniels-Midland Co.	47,497	2,060,895
Bunge Ltd.	6,200	492,962
Chaoda Modern Agriculture Holdings Ltd. (Hong Kong)*(g)	828,000	66,240
General Mills, Inc.	29,606	1,534,183
Ingredion, Inc.	7,600	517,408
JBS SA (Brazil)	67,560	230,460
Kellogg Co.	3,700	232,027
M Dias Branco SA (Brazil)	9,030	361,956
Marine Harvest ASA (Norway)	151,004	1,707,559
Mead Johnson Nutrition Co.	6,900	573,666
Mondelez International, Inc. (Class A Stock)	76,730	2,651,022
Nestle SA (Switzerland)	41,055	3,090,196
Nutreco NV (Netherlands)	8,920	396,423
TreeHouse Foods, Inc.*	12,700	914,273
Tyson Foods, Inc. (Class A Stock)	8,500	374,085
Unilever NV (Netherlands), CVA	72,983	3,002,143
Unilever PLC (United Kingdom)	44,952	1,922,566

		20,128,064

Gas Utilities — 0.1%
ENN Energy Holdings Ltd. (China)	258,000	1,799,908
UGI Corp.	37,900	1,728,619

		3,528,527

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Health Care Equipment & Supplies — 0.7%
Abbott Laboratories	22,682	$873,484
Baxter International, Inc.	21,078	1,550,920
Boston Scientific Corp.*	32,500	439,400
CareFusion Corp.*	25,400	1,021,588
Covidien PLC	37,760	2,781,402
Essilor International SA (France)	11,517	1,162,281
Medtronic, Inc.	30,700	1,889,278
Novadaq Technologies, Inc. (Canada)*	68,861	1,534,223
St. Jude Medical, Inc.	46,791	3,059,663
Stryker Corp.	83,537	6,805,759

		21,117,998

Health Care Providers & Services — 1.4%
Acadia Healthcare Co., Inc.*(a)	24,768	1,117,532
Aetna, Inc.	73,255	5,491,927
Cigna Corp.	48,637	4,072,376
Fresenius Medical Care AG & Co. KGaA (Germany)	17,770	1,243,316
HCA Holdings, Inc.*	66,097	3,470,094
Humana, Inc.	21,754	2,452,111
McKesson Corp.	19,245	3,398,090
National Healthcare Corp.	12,710	708,837
Omnicare, Inc.	15,100	901,017
Premier, Inc. (Class A Stock)*	40,278	1,327,160
UnitedHealth Group, Inc.(a)	188,852	15,483,975
WellPoint, Inc.	15,000	1,493,250

		41,159,685

Health Care Technology — 0.1%
athenahealth, Inc.*	4,697	752,647
Cerner Corp.*	19,580	1,101,375

		1,854,022

Hotels, Restaurants & Leisure — 0.9%
Accor SA (France)	36,660	1,876,160
ClubCorp Holdings, Inc.	38,800	733,320
Grand Korea Leisure Co. Ltd. (South Korea)	5,520	227,545
Hilton Worldwide Holdings, Inc.*	79,951	1,778,110
InterContinental Hotels Group PLC (United Kingdom)	81,423	2,620,997
Las Vegas Sands Corp.	23,257	1,878,700
Marriott International, Inc. (Class A Stock)(a)	17,900	1,002,758
Norwegian Cruise Line Holdings Ltd.*	47,013	1,517,110
OPAP SA (Greece)	9,340	149,966
REXLot Holdings Ltd. (Hong Kong)	1,025,000	119,208
Royal Caribbean Cruises Ltd.	24,353	1,328,700
Sands China Ltd. (Hong Kong)	399,200	2,993,976
SJM Holdings Ltd. (Hong Kong)	226,000	636,695
Sodexo (France)	26,074	2,732,867
Starbucks Corp.	59,820	4,389,592
Starwood Hotels & Resorts Worldwide, Inc.	11,200	891,520
Wyndham Worldwide Corp.	9,700	710,331
Wynn Resorts Ltd.	2,400	533,160
Yum! Brands, Inc.	12,427	936,872

		27,057,587

Household Durables — 0.6%
Arcelik A/S (Turkey)	27,550	153,904
Barratt Developments PLC (United Kingdom)	63,929	440,640
Berkeley Group Holdings PLC (The) (United Kingdom)	63,557	2,780,748

	Shares	Value
COMMON STOCKS (Continued)
Household Durables (cont’d.)
Brookfield Residential Properties, Inc. (Canada)*	40,500	$849,285
Electrolux AB (Sweden) (Class B Stock)	59,917	1,311,916
Even Construtora e Incorporadora SA (Brazil)	49,270	163,292
EZ TEC Empreendimentos e Participacoes SA (Brazil)	11,880	146,550
Harman International Industries, Inc.(a)	4,200	446,880
Jarden Corp.*	13,650	816,680
Lennar Corp. (Class A Stock)(a)	21,587	855,277
Mohawk Industries, Inc.*	17,712	2,408,478
Persimmon PLC (United Kingdom)*	121,054	2,719,073
Pulte Group, Inc.	31,437	603,276
Sekisui Chemical Co. Ltd. (Japan)	107,000	1,111,328
Skyworth Digital Holdings Ltd. (Hong Kong)	562,000	309,461
Steinhoff International Holdings Ltd. (South Africa)	62,160	300,638
Toll Brothers, Inc.*	73,283	2,630,860
Whirlpool Corp.	1,799	268,879

		18,317,165

Household Products — 0.3%
Colgate-Palmolive Co.	15,702	1,018,589
Energizer Holdings, Inc.	14,130	1,423,456
Procter & Gamble Co. (The)	97,013	7,819,248

		10,261,293

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	117,321	1,675,344
Dynegy, Inc.*(a)	5,001	124,720

		1,800,064

Industrial Conglomerates — 0.3%
Carlisle Cos., Inc.	47,586	3,775,473
Danaher Corp.	12,000	900,000
Enka Insaat ve Sanayi A/S (Turkey)	52,550	156,884
Hutchison Whampoa Ltd. (Hong Kong)	128,000	1,698,793
Industries Qatar QSC (Qatar)	6,580	337,472
SK Holdings Co. Ltd. (South Korea)	4,460	810,006

		7,678,628

Insurance — 2.0%
ACE Ltd.	77,011	7,628,710
Ageas (Belgium)	25,670	1,144,616
Alleghany Corp.*	1,673	681,547
Allianz SE (Germany)	27,308	4,615,590
Allied World Assurance Co. Holdings AG	4,700	484,993
Allstate Corp. (The)	21,910	1,239,668
American International Group, Inc.	45,700	2,285,457
Amtrust Financial Services, Inc.(a)	28,850	1,085,049
Assurant, Inc.	3,000	194,880
AXA SA (France)	163,980	4,260,018
Axis Capital Holdings Ltd.	13,170	603,844
Everest Re Group Ltd.	2,503	383,084
Hartford Financial Services Group, Inc. (The)	56,500	1,992,755
Lancashire Holdings Ltd. (United Kingdom)	11,896	135,653
Lincoln National Corp.(a)	8,300	420,561
Loews Corp.	74,600	3,286,130
Marsh & McLennan Cos., Inc.	81,154	4,000,892
MetLife, Inc.	116,494	6,150,883
Old Republic International Corp.	44,600	731,440

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	310,000	$2,576,370
Porto Seguro SA (Brazil)	23,670	328,396
Powszechny Zaklad Ubezpieczen SA (Poland)	6,080	863,980
Prudential PLC (United Kingdom)	268,830	5,692,292
Swiss Re AG (Switzerland)*	24,576	2,281,001
Travelers Cos., Inc. (The)	36,100	3,072,110
Unum Group	39,300	1,387,683
W.R. Berkley Corp.	13,500	561,870
XL Group PLC (Ireland)	9,500	296,875
Zurich Insurance Group AG (Switzerland)*	9,955	3,057,327

		61,443,674

Internet & Catalog Retail — 0.6%
Amazon.com, Inc.*	20,310	6,834,721
Expedia, Inc.	27,700	2,008,250
GS Home Shopping, Inc. (South Korea)	850	189,494
Netflix, Inc.*	3,945	1,388,758
priceline.com, Inc.*	5,455	6,501,760

		16,922,983

Internet Software & Services — 1.0%
Baidu, Inc. (China), ADR*	2,110	321,522
Dealertrack Technologies, Inc.*(a)	26,929	1,324,638
eBay, Inc.*	35,466	1,959,141
Facebook, Inc. (Class A Stock)*	67,888	4,089,573
Google, Inc. (Class A Stock)*	16,536	18,429,537
NetEase, Inc. (China), ADR(a)	9,300	625,890
Trulia, Inc.*(a)	32,960	1,094,272
Twitter, Inc.*(a)	13,683	638,586
VeriSign, Inc.*(a)	5,400	291,114
Yahoo Japan Corp. (Japan)	116,600	571,216
Yahoo!, Inc.*	40,400	1,450,360

		30,795,849

IT Services — 0.8%
Accenture PLC (Class A Stock)	33,329	2,656,988
Alliance Data Systems Corp.*(a)	12,744	3,472,103
Amdocs Ltd.	7,100	329,866
Cap Gemini SA (France)	24,237	1,834,908
Cognizant Technology Solutions Corp. (Class A Stock)*	71,010	3,593,816
Computer Sciences Corp.	23,200	1,411,024
Fidelity National Information Services, Inc.	4,600	245,870
Global Payments, Inc.	4,700	334,217
HCL Technologies Ltd. (India)	24,340	567,166
Infosys Ltd. (India), ADR	22,300	1,208,214
MasterCard, Inc. (Class A Stock)	51,214	3,825,686
Nomura Research Institute Ltd. (Japan)	44,300	1,397,504
Visa, Inc. (Class A Stock)	14,540	3,138,604
Western Union Co. (The)(a)	52,200	853,992

		24,869,958

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.	39,711	2,220,639
Illumina, Inc.*(a)	16,309	2,424,496
Thermo Fisher Scientific, Inc.	17,640	2,121,034
WuXi PharmaTech Cayman, Inc. (China), ADR*	5,720	210,839

		6,977,008

	Shares	Value
COMMON STOCKS (Continued)
Machinery — 0.9%
Atlas Copco AB (Sweden) (Class A Stock)	49,065	$1,416,443
DMG Mori Seiki Co. Ltd. (Japan)	60,800	768,816
Dover Corp.	24,600	2,011,050
FANUC Corp. (Japan)	7,000	1,237,544
Flowserve Corp.	42,979	3,366,975
Illinois Tool Works, Inc.	15,000	1,219,950
Kawasaki Heavy Industries Ltd. (Japan)	310,000	1,142,105
Komatsu Ltd. (Japan)	60,800	1,274,645
Kubota Corp. (Japan)	118,000	1,568,284
Makita Corp. (Japan)	23,300	1,282,749
Oshkosh Corp.	4,200	247,254
PACCAR, Inc.	65,787	4,436,675
Pall Corp.	30,435	2,723,019
SMC Corp. (Japan)	7,774	2,050,260
SPX Corp.	11,413	1,122,012
Weichai Power Co. Ltd. (China) (Class H Stock)	99,000	375,889

		26,243,670

Marine — 0.1%
Kirby Corp.*	17,884	1,810,755

Media — 1.6%
CBS Corp. (Class B Stock)	90,237	5,576,647
Comcast Corp. (Class A Stock)	117,653	5,885,003
CTC Media, Inc. (Russia)	22,620	208,330
Dentsu, Inc. (Japan)	45,400	1,719,208
DIRECTV*	45,323	3,463,584
DISH Network Corp. (Class A Stock)*	66,572	4,141,444
Entercom Communications Corp. (Class A Stock)*(a)	27,400	275,918
Gannett Co., Inc.	44,500	1,228,200
Omnicom Group, Inc.	14,500	1,052,700
Publicis Groupe SA (France)	27,618	2,493,396
Reed Elsevier NV (Netherlands)	39,431	853,155
Time Warner Cable, Inc.	9,655	1,324,473
Time Warner, Inc.	217,871	14,233,513
Viacom, Inc. (Class B Stock)	13,760	1,169,462
Walt Disney Co. (The)	22,904	1,833,923
WPP PLC (United Kingdom)	108,195	2,235,523

		47,694,479

Metals & Mining — 0.8%
Alcoa, Inc.	288,442	3,712,249
Alumina Ltd. (Australia), ADR*	53,459	237,358
BHP Billiton Ltd. (Australia)	78,362	2,656,108
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	258,890	333,936
First Quantum Minerals Ltd. (Canada)	100,390	1,855,240
Freeport-McMoRan Copper & Gold, Inc.	82,810	2,738,527
Glencore Xstrata PLC (Switzerland)*	341,525	1,761,670
KGHM Polska Miedz SA (Poland)	16,350	589,591
Koza Altin Isletmeleri A/S (Turkey)	16,410	141,776
Rio Tinto Ltd. (Australia)	23,066	1,360,499
Rio Tinto PLC (United Kingdom)	81,378	4,538,239
United States Steel Corp.	108,016	2,982,322
Walter Energy, Inc.	2	15

		22,907,530

Multiline Retail — 0.4%
Kohl’s Corp.	49,700	2,822,960
Macy’s, Inc.	75,413	4,471,236

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Multiline Retail (cont’d.)
Marks & Spencer Group PLC (United Kingdom)	202,024	$1,520,810
Next PLC (United Kingdom)	20,450	2,250,523

		11,065,529

Multi-Utilities — 0.4%
Centrica PLC (United Kingdom)	185,520	1,020,623
CMS Energy Corp.	30,550	894,504
Dominion Resources, Inc.	25,064	1,779,293
GDF Suez (France)	80,157	2,192,706
NiSource, Inc.	39,811	1,414,484
Public Service Enterprise Group, Inc.	23,500	896,290
Sempra Energy	27,021	2,614,552
Suez Environnement Co. (France)	59,578	1,210,241

		12,022,693

Oil, Gas & Consumable Fuels — 2.7%
Anadarko Petroleum Corp.	8,421	713,764
Antero Resources Corp.*	22,461	1,406,059
BG Group PLC (United Kingdom)	312,431	5,832,833
BP PLC (United Kingdom)	161,892	1,300,802
Cabot Oil & Gas Corp.	42,936	1,454,672
Cairn India Ltd. (India)	69,790	389,701
Cheniere Energy, Inc.*	13,349	738,867
Chevron Corp.	36,174	4,301,451
China Petroleum & Chemical Corp. (China) (Class H Stock)	1,522,200	1,361,551
CNOOC Ltd. (China) (Class H Stock)	1,358,000	2,056,043
Concho Resources, Inc.*	12,833	1,572,043
ConocoPhillips	19,928	1,401,935
CONSOL Energy, Inc.	12,800	511,360
Devon Energy Corp.	33,800	2,262,234
Dragon Oil PLC (United Arab Emirates)	24,649	232,792
EOG Resources, Inc.	11,476	2,251,247
Exxon Mobil Corp.	160,286	15,656,736
Kinder Morgan, Inc.	41,000	1,332,090
Lukoil OAO (Russia), ADR	23,160	1,295,223
Marathon Oil Corp.	21,700	770,784
Marathon Petroleum Corp.	3,210	279,398
Occidental Petroleum Corp.	55,622	5,300,220
Oil & Natural Gas Corp. Ltd. (India)	171,300	916,539
Oil India Ltd. (India)	22,710	184,117
PBF Energy, Inc.(a)	46,000	1,186,800
Petroleo Brasileiro SA (Brazil), ADR	20,430	283,364
Phillips 66	70,937	5,466,405
Polskie Gornictwo Naftowe I Gazownictwo SA (Poland)	116,240	170,741
PTT Exploration & Production PCL (Thailand), NVDR	152,200	736,875
QEP Resources, Inc.	27,700	815,488
Repsol SA (Spain)	52,256	1,334,596
Rosneft OAO (Russia), GDR	118,970	780,443
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	240,903	8,802,336
Sasol Ltd. (South Africa)	28,470	1,592,203
Southwestern Energy Co.*	39,629	1,823,330
Tatneft (Russia), ADR	21,510	731,691
Teekay Corp. (Bermuda)	15,800	888,592
Tesoro Corp.	4,700	237,773
Tullow Oil PLC (United Kingdom)	142,390	1,779,423

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Tupras Turkiye Petrol Rafinerileri A/S (Turkey)	14,890	$314,992
Valero Energy Corp.	11,700	621,270

		81,088,783

Paper & Forest Products — 0.1%
International Paper Co.	4,650	213,342
Newpage Holdings, Inc.	2,676	224,784
Stora Enso Oyj (Finland) (Class R Stock)	107,274	1,148,086
UPM-Kymmene OYJ (Finland)	62,936	1,076,773

		2,662,985

Personal Products
Herbalife Ltd. (Cayman Islands)(a)	4,900	280,623

Pharmaceuticals — 3.6%
Actavis PLC*(a)	14,926	3,072,517
Allergan, Inc.	4,982	618,266
Astellas Pharma, Inc. (Japan)	133,500	1,584,988
AstraZeneca PLC (United Kingdom)	16,259	1,054,016
Bayer AG (Germany)	62,008	8,397,400
Bristol-Myers Squibb Co.	122,573	6,367,667
Endo International PLC*(a)	12,400	851,260
GlaxoSmithKline PLC (United Kingdom)	85,736	2,286,164
Johnson & Johnson	193,320	18,989,823
Merck & Co., Inc.	141,549	8,035,737
Mylan, Inc.*(a)	80,321	3,922,074
Nektar Therapeutics*(a)	68,607	831,517
Novartis AG (Switzerland)	127,496	10,825,421
Novo Nordisk A/S (Denmark) (Class B Stock)	114,772	5,225,830
Perrigo Co. PLC	3,335	515,791
Pfizer, Inc.	290,662	9,336,063
Richter Gedeon Nyrt (Hungary)	11,730	204,611
Roche Holding AG (Switzerland)	38,989	11,726,478
Salix Pharmaceuticals Ltd.*(a)	4,900	507,689
Sanofi (France)	39,508	4,128,574
Shire PLC (Ireland)	99,985	4,949,754
Teva Pharmaceutical Industries Ltd. (Israel), ADR	26,775	1,414,791
Valeant Pharmaceuticals International, Inc.*	30,757	4,054,695

		108,901,126

Professional Services — 0.1%
Dun & Bradstreet Corp. (The)	2,600	258,310
Equifax, Inc.	26,500	1,802,795
SGS SA (Switzerland)	297	732,483

		2,793,588

Real Estate Investment Trusts (REITs) — 2.1%
Allied Properties Real Estate Investment Trust (Canada)	19,300	602,307
Alstria Office REIT-AG (Germany)*	51,760	693,822
American Campus Communities, Inc.	33,200	1,240,020
American Homes 4 Rent	30,766	514,100
American Residential Properties, Inc.*	34,400	618,512
Apartment Investment & Management Co. (Class A Stock)	20,324	614,191
AvalonBay Communities, Inc.	16,400	2,153,648
Boston Properties, Inc.	21,768	2,493,089
British Land Co. PLC (United Kingdom)	144,412	1,575,713
Brixmor Property Group, Inc.	38,400	819,072

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Canadian Real Estate Investment Trust (Canada)	18,800	$766,455
CapitaCommercial Trust (Singapore)	436,000	516,167
Corporate Office Properties Trust	23,000	612,720
DCT Industrial Trust, Inc.(a)	72,200	568,936
DDR Corp.(a)	85,700	1,412,336
Derwent London PLC (United Kingdom)	14,987	677,503
Dexus Property Group (Australia)	474,428	467,850
DiamondRock Hospitality Co.(a)	80,600	947,050
Digital Realty Trust, Inc.	18,526	983,360
EastGroup Properties, Inc.	7,000	440,370
Equity One, Inc.	43,700	976,258
Essex Property Trust, Inc.(a)	8,400	1,428,420
Excel Trust, Inc.	34,600	438,728
Extra Space Storage, Inc.	30,600	1,484,406
General Growth Properties, Inc.(a)	77,000	1,694,000
GLP J-Reit (Japan)	594	597,109
Goodman Group (Australia)	481,816	2,119,111
Hammerson PLC (United Kingdom)	123,018	1,137,262
Highwoods Properties, Inc.(a)	32,600	1,252,166
Hongkong Land Holdings Ltd. (Hong Kong)	103,000	662,805
Host Hotels & Resorts, Inc.(a)	54,300	1,099,032
ICADE (France)	6,187	611,689
Japan Hotel REIT Investment Corp. (Japan)	411	187,416
Japan Real Estate Investment Corp. (Japan)	202	1,016,495
Kilroy Realty Corp.	16,700	978,286
Kimco Realty Corp.(a)	41,300	903,644
LaSalle Hotel Properties(a)	8,700	272,397
Liberty Property Trust	44,200	1,633,632
Link REIT (The) (Hong Kong)	73,000	359,971
Mid-America Apartment Communities, Inc.	22,900	1,563,383
Mirvac Group (Australia)	373,161	589,702
Nippon Accommodations Fund, Inc. (Japan)	102	341,871
Nippon Building Fund, Inc. (Japan)	94	491,883
Orix JREIT, Inc. (Japan)	171	213,490
Pebblebrook Hotel Trust	12,600	425,502
Prologis, Inc.	65,834	2,688,003
Rayonier, Inc.	32,700	1,501,257
Realty Income Corp.(a)	20,400	833,544
RLJ Lodging Trust	16,000	427,840
Segro PLC (United Kingdom)	20,956	116,101
Simon Property Group, Inc.	20,318	3,332,152
Sunstone Hotel Investors, Inc.	18,700	256,751
Unibail-Rodamco SE (France)	17,397	4,515,034
Vastned Retail NV (Netherlands)	13,790	678,738
Ventas, Inc.	25,819	1,563,857
Vornado Realty Trust	14,300	1,409,408
Warehouses De Pauw SCA (Belgium)	2,610	196,093
Wereldhave NV (Netherlands)	2,879	244,950
Westfield Group (Australia)	183,263	1,745,630
Weyerhaeuser Co.	39,200	1,150,520

		61,855,757

Real Estate Management & Development — 0.8%
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	23,400	955,890
CapitaLand Ltd. (Singapore)	177,000	407,667
CapitaMalls Asia Ltd. (Singapore)	327,000	466,200
CBRE Group, Inc. (Class A Stock)*	84,956	2,330,343
Cheung Kong Holdings Ltd. (Hong Kong)	159,000	2,643,804

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Management & Development (cont’d.)
China Overseas Land & Investment Ltd. (China)	948,000	$2,463,169
Daiwa House Industry Co. Ltd. (Japan)	57,000	967,759
Deutsche Wohnen AG (Germany)	12,237	262,469
First Capital Realty, Inc. (Canada)	10,252	162,752
Global Logistic Properties Ltd. (Singapore)	317,000	669,009
Guangzhou R&F Properties Co. Ltd. (China) (Class H Stock)	218,000	315,586
Hang Lung Properties Ltd. (Hong Kong)	332,000	957,831
Helical Bar PLC (United Kingdom)	67,014	417,560
Huaku Development Co. Ltd. (Taiwan)*	28,000	68,682
LEG Immobilien GmbH (Germany)*	8,955	587,254
Mitsubishi Estate Co. Ltd. (Japan)	52,000	1,234,774
Mitsui Fudosan Co. Ltd. (Japan)	100,000	3,050,822
New World Development Co. Ltd. (Hong Kong)	346,000	349,035
Norwegian Property ASA (Norway)	195,526	236,742
Safestore Holdings PLC (United Kingdom)	205,987	813,879
ST Modwen Properties PLC (United Kingdom)	88,253	588,520
Sumitomo Realty & Development Co. Ltd. (Japan)	21,000	821,915
Sun Hung Kai Properties Ltd. (Hong Kong)	32,000	392,940
Technopolis PLC (Finland)	46,873	272,142
Wharf Holdings Ltd. (The) (Hong Kong)	324,000	2,078,034

		23,514,778

Road & Rail — 0.5%
Canadian Pacific Railway Ltd. (Canada)	13,786	2,073,828
CSX Corp.	160,343	4,645,136
East Japan Railway Co. (Japan)	19,900	1,465,785
Hertz Global Holdings, Inc.*	61,072	1,626,958
Norfolk Southern Corp.	2,674	259,833
Old Dominion Freight Line, Inc.*	31,530	1,789,012
Union Pacific Corp.	20,117	3,775,157

		15,635,709

Semiconductors & Semiconductor Equipment — 1.7%
Advanced Semiconductor Engineering, Inc. (Taiwan)	819,000	908,899
Analog Devices, Inc.	25,800	1,371,012
Applied Materials, Inc.	150,473	3,072,658
ASML Holding NV (Netherlands)	37,979	3,535,593
Atmel Corp.*	21,800	182,248
Avago Technologies Ltd.	127,489	8,211,566
Chipbond Technology Corp. (Taiwan)	175,000	309,787
Freescale Semiconductor Ltd.*	54,831	1,338,425
KLA-Tencor Corp.	79,265	5,480,382
Lam Research Corp.*	130,845	7,196,475
Maxim Integrated Products, Inc.	28,400	940,608
ON Semiconductor Corp.*	25,851	242,999
Radiant Opto-Electronics Corp. (Taiwan)	80,000	323,940
Realtek Semiconductor Corp. (Taiwan)	114,950	347,167
Samsung Electronics Co. Ltd. (South Korea)	2,705	3,419,588
Samsung Electronics Co. Ltd. (South Korea), GDR, RegS	6,330	3,962,179
SK Hynix, Inc. (South Korea)*	28,780	976,531
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	203,365	4,071,369
Teradyne, Inc.*(a)	46,925	933,338

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Texas Instruments, Inc.	36,100	$1,702,115
Vanguard International Semiconductor Corp. (Taiwan)	137,000	204,836
Xilinx, Inc.	18,356	996,180

		49,727,895

Software — 1.3%
Activision Blizzard, Inc.	50,000	1,022,000
Adobe Systems, Inc.*	63,720	4,188,952
Citrix Systems, Inc.*	22,861	1,312,907
CommVault Systems, Inc.*(a)	22,081	1,434,161
Electronic Arts, Inc.*	79,215	2,298,027
Giant Interactive Group, Inc. (China), ADR	32,360	374,405
Microsoft Corp.	274,851	11,266,143
Oracle Corp.	89,851	3,675,804
Perfect World Co. Ltd. (China), ADR	12,130	250,727
Rovi Corp.*	44,101	1,004,621
SAP AG (Germany)	69,632	5,648,273
ServiceNow, Inc.*	22,260	1,333,819
Splunk, Inc.*	13,304	951,103
Symantec Corp.	42,300	844,731
VMware, Inc. (Class A Stock)*	8,708	940,638
Workday, Inc. (Class A Stock)*	17,662	1,614,837

		38,161,148

Specialty Retail — 1.1%
Advance Auto Parts, Inc.	15,764	1,994,146
AutoZone, Inc.*(a)	3,499	1,879,313
Bed Bath & Beyond, Inc.*(a)	27,400	1,885,120
Belle International Holdings Ltd. (Hong Kong)	415,000	414,883
Best Buy Co., Inc.	103,052	2,721,603
GameStop Corp. (Class A Stock)(a)	55,844	2,295,188
Gap, Inc. (The)	47,300	1,894,838
Home Depot, Inc. (The)	119,872	9,485,472
Kingfisher PLC (United Kingdom)	287,129	2,018,728
Lowe’s Cos., Inc.	45,969	2,247,884
Neebo, Inc.*	1,680	12,272
PetSmart, Inc.(a)	26,500	1,825,585
Ross Stores, Inc.	4,096	293,069
TJX Cos., Inc. (The)	33,918	2,057,127
Williams-Sonoma, Inc.(a)	22,702	1,512,861

		32,538,089

Technology Hardware, Storage & Peripherals — 0.8%
Apple, Inc.	25,023	13,430,845
Canon, Inc. (Japan)	20,600	639,338
Catcher Technology Co. Ltd. (Taiwan)	115,000	835,000
Chicony Electronics Co. Ltd. (Taiwan)	163,783	425,503
EMC Corp.	32,465	889,866
Hewlett-Packard Co.	112,000	3,624,320
Inventec Corp. (Taiwan)	286,000	282,313
Lenovo Group Ltd. (China)	644,000	712,342
Lexmark International, Inc. (Class A Stock)	7,800	361,062
Lite-On Technology Corp. (Taiwan)	250,146	373,976
SanDisk Corp.	7,600	617,044
Western Digital Corp.	19,200	1,762,944

		23,954,553

Textiles, Apparel & Luxury Goods — 0.6%
Anta Sports Products Ltd. (China)	110,000	183,623
Burberry Group PLC (United Kingdom)	61,240	1,423,779

	Shares	Value
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Cie Financiere Richemont SA (Switzerland)	34,066	$3,254,603
Grendene SA (Brazil)	15,890	109,598
Hanesbrands, Inc.	18,400	1,407,232
Kering (France)	7,416	1,512,095
Lululemon Athletica, Inc.*(a)	44,726	2,352,140
LVMH Moet Hennessy Louis Vuitton SA (France)	10,463	1,896,035
Michael Kors Holdings Ltd.*	31,520	2,939,870
Pou Chen Corp. (Taiwan)	191,000	270,293
VF Corp.	31,550	1,952,314

		17,301,582

Thrifts & Mortgage Finance — 0.1%
Housing Development Finance Corp. (India)	89,870	1,331,824
Hudson City Bancorp, Inc.	76,200	749,046

		2,080,870

Tobacco — 0.5%
British American Tobacco PLC (United Kingdom)	94,352	5,263,462
Imperial Tobacco Group PLC (United Kingdom)	41,107	1,662,258
Japan Tobacco, Inc. (Japan)	145,400	4,563,730
KT&G Corp. (South Korea)	10,500	790,830
Philip Morris International, Inc.	47,842	3,916,825

		16,197,105

Trading Companies & Distributors — 0.2%
Air Lease Corp.	33,447	1,247,239
Mitsubishi Corp. (Japan)	61,200	1,135,249
Rush Enterprises, Inc. (Class A Stock)*	32,391	1,052,060
Sumitomo Corp. (Japan)	82,200	1,045,220
W.W. Grainger, Inc.	2,479	626,344
Watsco, Inc.	19,103	1,908,581

		7,014,693

Transportation Infrastructure
Arteris SA (Brazil)	28,650	229,680
General Maritime Corp.*	148	2,134
Shenzhen International Holdings Ltd. (China)	171,750	215,502
TAV Havalimanlari Holding A/S (Turkey)	23,380	188,160

		635,476

Water Utilities
American Water Works Co., Inc.	20,100	912,540

Wireless Telecommunication Services — 0.5%
China Mobile Ltd. (China)	203,500	1,868,421
KDDI Corp. (Japan)	70,300	4,081,970
Mobile Telesystems OJSC (Russia), ADR	44,860	784,601
MTN Group Ltd. (South Africa)	78,020	1,596,832
SK Telecom Co. Ltd. (South Korea)	2,700	547,934
Telefonica Brasil SA (Brazil), ADR(a)	39,760	844,502
Tim Participacoes SA (Brazil)	75,100	389,567
VimpelCom Ltd. (Netherlands), ADR	31,570	285,077
Vodafone Group PLC (United Kingdom)	962,874	3,540,775

		13,939,679

TOTAL COMMON STOCKS (cost $1,165,306,414)		1,387,165,694

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
PREFERRED STOCKS — 0.4%
Automobiles — 0.1%
Volkswagen AG (Germany), (PRFC)	13,237	$3,432,316

Banks — 0.1%
Banco do Estado do Rio Grande do Sul SA (Brazil), (PRFC B)	36,310	208,034
Itau Unibanco Holding SA (Brazil), ADR (PRFC)	104,601	1,554,371

		1,762,405

Capital Markets
Goldman Sachs Group, Inc. (The), Series J, 5.500%	30,000	715,200
Morgan Stanley, Series E, 7.125%	22,000	583,660

		1,298,860

Consumer Finance
Ally Financial, Inc., Series G, 144A, 7.000%	190	188,611

Diversified Financial Services
GMAC Capital Trust I, Series 2, 8.125%	3,000	81,900

Food & Staples Retailing
Cia Brasileira de Distribuicao Grupo Pao de Acucar (Brazil), ADR (PRFC)(a)	18,040	789,430

Household Products — 0.1%
Henkel AG & Co. KGaA (Germany), (PRFC)	28,886	3,109,369

Insurance
XLIT Ltd. (Ireland), Series D, 3.346%	350	301,000

Metals & Mining — 0.1%
Vale SA (Brazil), ADR (PRFC)	127,730	1,590,239

TOTAL PREFERRED STOCKS (cost $10,154,469)		12,554,130

	Units
RIGHTS*
Real Estate Management & Development
New World Development Co. Ltd. (Hong Kong), expiring 04/14/14 (cost $0)	115,333	24,156

WARRANTS*
Automobiles
General Motors Co. (Class A Stock), expiring 07/10/19	7,818	136,111

Specialty Retail
Neebo, Inc. (Class A Stock), expiring 06/20/19	1,980	—
Neebo, Inc. (Class B Stock), expiring 06/20/19	4,243	—

		—

Transportation Infrastructure
General Maritime Corp., expiring 05/17/17	230	—

TOTAL WARRANTS (cost $155,526)		136,111

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES — 1.5%
Non-Residential Mortgage-Backed Securities — 0.9%
Ally Auto Receivables Trust,
Series 2010-3, Class A4
1.550%	08/17/15	123	$123,395
Series 2012-2, Class A3
0.740%	04/15/16	637	637,779
Series 2012-3, Class A3
0.850%	08/15/16	823	825,279
Series 2012-4, Class A3
0.590%	01/17/17	1,856	1,858,327
American Credit Acceptance Receivables Trust,
Series 2012-2, Class A, 144A
1.890%	07/15/16	261	261,530
Series 2013-2, Class A, 144A
1.320%	02/15/17	932	933,445
AmeriCredit Automobile Receivables Trust,
Series 2013-4, Class A2
0.740%	11/08/16	260	260,232
Carfinance Capital Auto Trust,
Series 2013-1A, Class A, 144A
1.650%	07/17/17	380	381,421
Series 2013-2A, Class A, 144A
1.750%	11/15/17	801	803,128
Carnow Auto Receivables Trust,
Series 2013-1A, Class A, 144A
1.160%	10/16/17	672	671,461
CPS Auto Receivables Trust,
Series 2011-C, Class A, 144A
4.210%	03/15/19	76	78,326
Series 2013-A, Class A, 144A
1.310%	06/15/20	619	618,231
Series 2013-C, Class A, 144A
1.640%	04/16/18	1,656	1,663,621
CPS Auto Trust,
Series 2012-C, Class A, 144A
1.820%	12/16/19	352	354,670
Series 2012-D, Class A, 144A
1.480%	03/16/20	307	307,608
Credit Acceptance Auto Loan Trust,
Series 2012-2A, Class A, 144A
1.520%	03/16/20	589	592,139
Discover Card Execution Note Trust,
Series 2012-A1, Class A1
0.810%	08/15/17	656	658,290
Exeter Automobile Receivables Trust,
Series 2012-2A, Class A, 144A
1.300%	06/15/17	287	287,489
Series 2013-1A, Class A, 144A
1.290%	10/16/17	629	630,160
Flagship Credit Auto Trust,
Series 2013-1, Class A, 144A
1.320%	04/16/18	815	815,263
Series 2013-2, Class A, 144A
1.940%	01/15/19	1,369	1,377,337
Ford Credit Auto Owner Trust,
Series 2012-A, Class A3
0.840%	08/15/16	1,084	1,086,364
Series 2013-C, Class A3
0.820%	12/15/17	1,332	1,337,561

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Honda Auto Receivables Owner Trust,
Series 2011-1, Class A4
1.800%	04/17/17	516	$516,864
Series 2012-1, Class A4
0.970%	04/16/18	675	678,809
Huntington Auto Trust,
Series 2012-1, Class A3
0.810%	09/15/16	355	356,262
Hyundai Auto Receivables Trust,
Series 2012-B, Class A3
0.620%	09/15/16	1,045	1,045,937
Series 2013-A, Class A3
0.560%	07/17/17	1,713	1,714,888
Mercedes-Benz Auto Lease Trust,
Series 2013-A, Class A3
0.590%	02/15/16	2,235	2,236,826
Mercedes-Benz Auto Receivables Trust (Germany),
Series 2013-1, Class A3
0.780%	08/15/17	787	789,594
Santander Drive Auto Receivables Trust,
Series 2012-3, Class A3
1.080%	04/15/16	306	306,853
Series 2012-5, Class A3
0.830%	12/15/16	485	485,703
SNAAC Auto Receivables Trust,
Series 2013-1A, Class A, 144A
1.140%	07/16/18	225	225,384
Toyota Auto Receivables Owner Trust,
Series 2013-A, Class A3
0.550%	01/17/17	888	888,766
USAA Auto Owner Trust,
Series 2012-1, Class A3
0.430%	08/15/16	669	668,906
World Omni Auto Receivables Trust,
Series 2012-A, Class A3
0.640%	02/15/17	1,119	1,120,875

			27,598,723

Residential Mortgage-Backed Securities — 0.6%
Accredited Mortgage Loan Trust,
Series 2003-3, Class A1
5.210%	01/25/34	203	196,995
Series 2006-2, Class A3
0.304%(c)	09/25/36	159	153,675
ACE Securities Corp Home Equity Loan Trust,
Series 2006-NC3, Class A2B
0.264%(c)	12/25/36	101	42,858
Bear Stearns Asset-Backed Securities Trust,
Series 2003-SD1, Class A
1.054%(c)	12/25/33	306	286,828
Centex Home Equity Loan Trust,
Series 2004-D, Class AF4
4.680%	06/25/32	404	417,386
Chase Funding Trust,
Series 2003-6, Class 1A4
4.499%	11/25/34	85	84,947
Citifinancial Mortgage Securities, Inc.,
Series 2003-3, Class AF4
5.848%	08/25/33	563	548,228

Interest Rate	Maturity Date		Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-AMC1, Class A2A
0.204%(c)	12/25/36		32	$14,724
Series 2007-AMC4, Class A2B
0.294%(c)	05/25/37		237	224,424
Countrywide Asset-Backed Certificates,
Series 2005-12, Class 1A4
5.266%(c)	02/25/36		250	253,205
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2004-CF2, Class 1A2, 144A
5.150%	01/25/43		237	242,330
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB4, Class AV4
0.394%(c)	05/25/36		72	53,951
Ellington Loan Acquisition Trust,
Series 2007-1, Class A2B, 144A
1.054%(c)	05/28/37		98	95,539
Equity One Mortgage Pass-Through Trust,
Series 2003-2, Class M1
5.050%(c)	09/25/33		136	136,768
Fieldstone Mortgage Investment Trust,
Series 2006-2, Class 2A3
0.424%(c)	07/25/36		87	48,281
Fortress Opportunities Residential Transaction,
Series 2013-1A, Class A1N, 144A
3.960%	10/25/33	(g)	669	675,083
Series 2013-1A, Class AR, 144A
4.210%	10/25/18	(g)	390	394,308
GMAT Trust,
Series 2013-1A, Class A, 144A
3.967%	11/25/43		458	445,423
GSAA Home Equity Trust,
Series 2007-5, Class 1AV1
0.254%(c)	03/25/47		119	65,222
Series 2007-5, Class 2A1A
0.274%(c)	04/25/47		107	79,264
GSAMP Trust,
Series 2006-FM2, Class A2D
0.394%(c)	09/25/36		119	51,906
Series 2007-NC1, Class A2C
0.304%(c)	12/25/46		135	73,929
HLSS Servicer Advance Receivables Backed Notes,
Series 2012-T2, Class A2, 144A
1.990%	10/15/45		365	367,555
Series 2013-T4, Class AT4, 144A
1.183%	08/15/44		1,111	1,110,445
Home Equity Asset Trust,
Series 2005-2, Class M2
0.874%(c)	07/25/35		120	119,876
Series 2005-8, Class M1
0.584%(c)	02/25/36		240	204,920
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2006-D, Class 2A3
0.314%(c)	11/25/36		150	94,958
Series 2006-E, Class 2A3
0.324%(c)	04/25/37		270	178,091
HSBC Home Equity Loan Trust,
Series 2006-1, Class A1
0.317%(c)	01/20/36		237	232,423

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
IXIS Real Estate Capital Trust,
Series 2005-HE2, Class M4
1.084%(c)	09/25/35	50	$46,073
MASTR Asset-Backed Securities Trust,
Series 2006-WMC2, Class A4
0.304%(c)	04/25/36	121	50,360
Mid-State Capital Corp. Trust,
Series 2006-1, Class A, 144A
5.787%	10/15/40	780	821,561
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-HE4, Class A3
0.304%(c)	06/25/36	120	83,771
Navitas Equipment Receivables LLC,
Series 2013-1, Class A, 144A
1.950%	11/15/16	390	390,157
New Century Home Equity Loan Trust,
Series 2005-C, Class A2D
0.494%(c)	12/25/35	260	218,090
Series 2006-2, Class A2B
0.314%(c)	08/25/36	187	137,261
Nomura Home Equity Loan, Inc./Home Equity Loan Trust,
Series 2005-FM1, Class M2
0.644%(c)	05/25/35	200	183,200
Series 2006-HE2, Class A4
0.424%(c)	03/25/36	70	51,202
NovaStar Mortgage Funding Trust,
Series 2006-4, Class A2D
0.404%(c)	09/25/36	77	42,105
Series 2007-1, Class A2C
0.334%(c)	03/25/37	195	92,095
Option One Mortgage Loan Trust,
Series 2006-3, Class 2A3
0.294%(c)	02/25/37	201	113,401
Option One Mortgage Loan Trust/Asset-Backed Certificates,
Series 2005-5, Class M1
0.544%(c)	12/25/35	240	204,546
Park Place Securities, Inc.,
Series 2004-MCW1, Class M1
1.092%(c)	10/25/34	634	629,813
Series 2004-WHQ2, Class M2
1.099%(c)	02/25/35	217	216,732
Series 2005-WHQ3, Class M2
0.604%(c)	06/25/35	200	191,044
RAMP Trust,
Series 2005-EFC2, Class M4
0.764%(c)	07/25/35	250	220,064
Residential Asset Mortgage Products, Inc.,
Series 2005-EFC6, Class M1
0.564%(c)	11/25/35	550	518,518
Series 2006-NC1, Class A2
0.344%(c)	01/25/36	324	316,006
Residential Asset Securities Corp.,
Series 2004-KS5, Class AI5
5.600%	06/25/34	275	282,273
Series 2006-KS1, Class A4
0.454%(c)	02/25/36	500	482,754
Stanwich Mortgage Loan Trust,
Series 2012-NPL4, Class A, 144A
2.981%	09/15/42	237	237,134

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Structured Asset Investment Loan Trust,
Series 2003-BC5, Class M1
1.279%(c)	06/25/33	465	$437,797
Series 2005-HE3, Class M1
0.634%(c)	09/25/35	80	67,098
Structured Asset Securities Corp.,
Series 2002-AL1, Class A2
3.450%	02/25/32	145	144,297
Trafigura Securitisation Finance PLC (Ireland),
Series 2012-1A, Class A, 144A
2.555%(c)	10/15/15	563	569,080
VOLT NPL X LLC,
Series 2013-NPL3, Class A1, 144A
4.250%	04/25/53	823	825,284
Series 2013-NPL4, Class A1, 144A
3.960%	11/25/53	210	211,075
VOLT XIX LLC,
Series 2013-NPL5, Class A1, 144A
3.625%	04/25/55	1,743	1,749,209
Westgate Resorts,
Series 2012-1, Class A, 144A
4.500%	09/20/25	78	78,610

			16,504,152

TOTAL ASSET-BACKED SECURITIES (cost $43,501,714)			44,102,875

BANK LOANS(c) — 0.5%
Advertising
inVentiv Health, Inc.,
Consolidated Term Loan
7.500%	08/04/16	205	204,482
Vertis, Inc.,
Term Loan
14.000%	08/02/15	354	5,311

			209,793

Aerospace & Defense
Hamilton Sunstrand,
Refinancing Term Loan
4.000%	12/13/19	97	97,117

Airlines — 0.1%
Delta Air Lines, Inc.,
2014 Term B-1 Loan
3.500%	10/18/18	495	494,767
Flying Fortress, Inc.,
New Loans
3.500%	06/30/17	417	415,971

			910,738

Auto Components
Autoparts Holdings Ltd.,
Term Loan (First Lien)
6.500%	08/01/17	29	28,703
6.500%	01/01/40	15	14,636

			43,339

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Automobiles
Chrysler Group LLC,
Term Loan B
3.500%	05/24/17	617	$616,677

Building Materials
Continental Building Products LLC,
Term Loan (First Lien)
4.750%	08/15/20	145	145,602
Quikrete Holdings, Inc.,
Initial Loan (First Lien)
4.000%	09/18/20	100	99,603

			245,205

Capital Markets
Walter Investment Management Corp.,
Tranche B Term Loan
4.750%	12/15/20	153	152,346

Chemicals
Appvion, Inc.,
Term Commitment
5.750%	06/28/19	139	140,034
MacDermid,
Tranche Term Loan B (First Lien)
4.000%	05/31/20	99	99,424
OCI Beaumont,
Term Loan B-2
6.250%	08/20/19	19	19,024
Tronox, Inc.,
New Term Loan
4.500%	03/20/20	35	34,915

			293,397

Coal
Arch Coal, Inc.,
Term Loan
6.250%	05/16/18	110	108,539

Commercial Services — 0.1%
Alliance Laundry Systems LLC,
Initial Term Loan (First Lien)
4.250%	12/10/18	90	90,307
Catalent Pharma Solutions, Inc.,
Term Loan C
4.250%	09/15/17	196	196,036
Ceridian Corp.,
New Replacement U.S. Term Loan (2013)
4.404%	05/09/17	58	58,052
Clarke American Corp.,
Tranche B-2 Term Loan
5.484%	06/30/14	24	24,172
Harland Clarke Holdings Corp.,
Tranche Term Loan B-2
5.484%	06/30/17	157	157,148
Intelligrated, Inc.,
Initial Term Loan (Second Lien)
10.500%	01/18/20	125	127,813
Term Loan (First Lien)
5.000%	07/30/18	143	143,057

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Commercial Services (cont’d.)
Sourcehov LLC,
Term Loan (Second Lien)
8.750%	04/30/19	50	$51,125

			847,710

Commercial Services & Supplies
Freedom Group, Inc.,
Term Loan B
5.500%	04/19/19	172	174,602
R.H. Donnelley, Inc.,
Loan
9.750%	12/31/16	85	53,435

			228,037

Containers & Packaging
Southern Graphics, Inc.,
Term Loan
4.250%	10/17/19	24	24,033

Diversified Financial Services
Ascensus, Inc.,
Initial Term Loan
9.000%	11/15/20	15	15,375
Capmark Financial Group, Inc. - Escrow,
Loan
5.250%	01/01/41	3,370	16,850

			32,225

Diversified Telecommunication Services
XO Communications,
Term Loan
5.000%	03/25/21	20	20,293

Electric
Texas Competitive Electric Holdings Co. LLC,
2014 Term Loan (Non-Extending)
3.737%	10/10/14	428	306,030
2017 Term Loan (Extending)
4.737%	10/10/17	428	308,304

			614,334

Energy Equipment & Services
EFS Cogen Holdings I LLC,
Term B Advance
3.750%	10/16/19	43	43,658

Entertainment
CCM Merger, Inc.,
Term Loan
5.000%	03/01/17	76	75,725
Mohegan Tribal Gaming Authority,
Term Loan B
5.500%	06/15/18	50	50,842
Station Casinos LLC,
Term Loan B
4.250%	03/01/20	34	33,692

			160,259

Food Products
H. J. Heinz Co.,
Term Loan B-2
3.500%	06/05/20	746	748,568

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Foods
Dole Food Co.,
Tranche Term Loan B
4.500%	11/01/18	100	$100,122
Pinnacle Foods,
Tranche G Term Loan
3.250%	04/29/20	721	717,425

			817,547

Health Care Equipment & Supplies
CHG Healthcare Services,
Term Loan (First Lien)
4.250%	11/19/19	74	73,882
Sage Products, Inc.,
Replacement Term Loan (First Lien)
4.250%	12/13/19	121	121,320

			195,202

Household Products
Reynolds Group Holdings, Inc.,
Incremental U.S. Term Loan
4.000%	12/01/18	88	88,040

Industrial Conglomerates
Rexnord LLC/RBS Global, Inc.,
Term Loan B
4.000%	08/21/20	100	99,499
Wilsonart International,
Initial Term Loan
4.000%	10/31/20	99	98,473

			197,972

Insurance
National Financial Partners Corp.,
Term Loan B
5.250%	06/30/20	66	65,813

Internet Software & Services
Zayo Group LLC,
Term Loan
4.000%	06/15/19	25	24,943

Lodging
Caesars Entertainment Operating Co., Inc.,
Term Loan B-6
5.489%	01/28/18	97	90,947
ROC Finance LLC,
Funded Term Loan B
5.000%	05/22/19	75	72,854

			163,801

Media — 0.1%
Clear Channel Communications, Inc.,
Tranche Term Loan D
6.903%	01/29/16	314	307,119
Tranche Term Loan E
7.653%	07/30/19	250	249,382
Entercom Radio LLC,
Term Loan B-2
4.000%	11/23/18	110	110,413
Radio One, Inc.,
Term Loan
7.500%	03/31/16	732	749,100

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Media (cont’d.)
Univision Communications, Inc.,
Replacement First-Lien Term Loan
4.000%	03/01/20	494	$494,882

			1,910,896

Oil, Gas & Consumable Fuels
Alon USA Partners LP,
Tranche Term Loan B
9.250%	11/13/18	27	28,322
Fieldwood Energy LLC,
Closing Date Loan (Second Lien)
8.125%	09/25/20	150	156,032
Kinetic Concepts, Inc.,
Dollar Term Loan E-1
4.000%	05/04/18	99	98,853
MEG Energy Corp.,
Incremental Term Loan
3.750%	03/31/20	28	28,218
NFR Energy,
Term Loan (Second Lien)
8.750%	01/18/18	117	118,053
Rice Drilling B LLC,
Term Loan (Second Lien)
8.500%	09/30/18	29	29,381
Shelf Drilling,
Term Loan
10.000%	10/01/18	50	51,063
Stallion Oilfield,
Loan
8.000%	06/11/18	43	43,568
WildHorse Resources,
Term Loan (Second Lien)
7.500%	05/28/19	60	60,900

			614,390

Real Estate Investment Trusts (REITs)
Realogy Corp.,
Extended Synthetic Commitment
4.100%	10/10/16	42	42,374

Restaurants
NPC International, Inc.,
Term Loan
4.000%	12/28/18	49	49,031

Retail
J.C. Penney Corp., Inc.,
Loan
6.000%	05/21/18	496	493,357
Rite Aid Corp.,
Tranche Term Loan 2
4.875%	06/21/21	142	143,615
Tranche Term Loan 1 (Second Lien)
5.750%	08/21/20	30	30,619
Sears Roebuck Acceptance Corp.,
Term Loan
5.500%	06/30/18	115	115,200

			782,791

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Semiconductors & Semiconductor Equipment
Axalta Coating Systems,
Refinanced Term B Loan
4.000%	02/01/20	103	$102,633
Freescale Semiconductor, Inc.,
Tranche Term Loan B-4
4.250%	01/30/20	73	73,598
Tranche Term Loan B-5
5.000%	01/01/21	209	210,864
Semiconductor Components Industries LLC,
Term Loan
1.997%	01/02/18	131	127,969

			515,064

Software — 0.1%
Attachmate Corp.,
Term Loan (First Lien)
7.250%	11/22/17	64	64,196
BMC Software Finance, Inc.,
Initial U.S. Term Loan
5.000%	08/07/20	20	19,801
Cenveo Corp.,
Term Loan B
6.250%	02/13/17	91	92,538
First Data Corp.,
New Term Loan (2018 B)
4.155%	09/24/18	82	82,254
Go Daddy Operating Co. LLC,
Tranche Term Loan B-3
4.000%	12/16/18	368	368,433
RP Crown Parent LLC,
New Term Loan (First Lien)
6.000%	12/21/18	152	151,404
Syniverse Holdings, Inc.,
Term Loan B (2013)
4.000%	04/30/19	480	479,112
USI, Inc.,
Initial Term Loan
4.250%	12/27/19	155	155,757

			1,413,495

Supermarkets
SUPERVALU, Inc.,
New Term Loan
4.500%	03/18/19	283	282,842

Technology Hardware, Storage & Peripherals
Dell, Inc.,
Term Loan B
4.500%	04/09/20	151	149,524

Telecommunications — 0.1%
Alcatel-Lucent USA, Inc.,
Term Loan C
4.500%	01/31/19	148	148,750
Altice Financing SA,
Term Loan
5.500%	07/15/19	75	76,277
ARRIS Group, Inc.,
Term B Facility
3.500%	02/15/20	76	75,329

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Telecommunications (cont’d.)
Avaya, Inc.,
Term Loan B-3
4.734%	10/26/14	322	$314,268
Term Loan B-6
6.500%	03/31/18	197	197,321
Cincinnati Bell, Inc.,
Tranche Term Loan B
4.000%	08/09/20	65	64,634

			876,579

Transportation Infrastructure
Navios Maritime Partners L.P.,
Term Loan
5.250%	06/28/18	94	95,894
Swift Transportation Co. LLC,
Tranche Term Loan B-2 (2013)
4.000%	12/21/17	81	81,644
Wabash National Corp.,
Tranche Loan B-1
4.500%	05/04/19	193	193,289

			370,827

TOTAL BANK LOANS (cost $14,590,457)			13,957,399

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.7%
A10 Securitization LLC,
Series 2013-1, Class A, 144A
2.400%	11/15/25	1,021	1,023,843
Series 2013-2, Class A, 144A
2.620%	11/15/27	1,789	1,783,524
BAMLL Commercial Mortgage Securities Trust,
Series 2013-DSNY, Class F, 144A
3.655%(c)	09/15/26	160	160,944
Banc of America Commercial Mortgage Trust,
Series 2006-3, Class A4
5.889%(c)	07/10/44	1,073	1,160,110
Series 2006-5, Class A4
5.414%	09/10/47	1,220	1,316,570
Series 2006-5, Class AM
5.448%	09/10/47	490	524,855
Banc of America Merrill Lynch Commercial Mortgage, Inc.,
Series 2005-3, Class AM
4.727%	07/10/43	765	788,620
BB-UBS Trust,
Series 2012-TFT, Class A, 144A
2.892%	06/05/30	2,025	1,930,376
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Class A4A
4.871%	09/11/42	195	203,723
Series 2007-PW16, Class AM
5.716%(c)	06/11/40	905	1,008,930
Citigroup Commercial Mortgage Trust,
Series 2005-C3, Class AM
4.830%(c)	05/15/43	420	435,230
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2005-CD1, Class AJ
5.216%(c)	07/15/44	1,430	1,500,592
Series 2005-CD1, Class AM

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
5.216%(c)	07/15/44	800	$847,443
COBALT CMBS Commercial Mortgage Trust,
Series 2006-C1, Class A4
5.223%	08/15/48	803	861,891
Series 2006-C1, Class AM
5.254%	08/15/48	1,310	1,346,317
Commercial Funding Corp.,
Series 2006-GG7, Class AM
5.820%(c)	07/10/38	1,685	1,834,116
Credit Suisse Commercial Mortgage Trust,
Series 2006-C2, Class A3
5.644%(c)	03/15/39	400	428,885
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-C1, Class AJ
5.075%(c)	02/15/38	670	689,592
Series 2005-C3, Class AM
4.730%	07/15/37	750	779,213
Credit Suisse Mortgage Capital Certificates,
Series 2006-TF2A, Class KERA, 144A
0.555%(c)	09/15/21	153	151,745
DBRR 2013-EZ2 Trust,
Series 2013-EZ2, Class A, 144A
0.853%(c)	02/25/45	2,045	2,034,788
Fannie Mae-Aces,
Series 2011-M2, Class A2
3.645%	04/25/21	1,239	1,306,268
Series 2011-M4, Class A2
3.726%	06/25/21	1,430	1,507,680
Series 2012-M8, Class ASQ2
1.520%	12/25/19	1,328	1,325,021
Series 2012-M8, Class ASQ3
1.801%	12/25/19	1,515	1,488,372
Series 2013-M13, Class A2
2.624%	04/25/23	1,837	1,743,811
Series 2013-M7, Class A2
2.280%	12/27/22	1,465	1,366,540
GS Mortgage Securities Trust,
Series 2011-GC5, Class D, 144A
5.308%(c)	08/10/44	1,755	1,791,630
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2005-CB13, Class A4
5.240%(c)	01/12/43	600	634,912
Series 2006-CB16, Class A4
5.552%	05/12/45	1,114	1,203,186
Series 2006-LDP6, Class AM
5.525%(c)	04/15/43	825	889,692
LB-UBS Commercial Mortgage Trust,
Series 2006-C4, Class A4
5.833%(c)	06/15/38	516	562,062
Series 2006-C6, Class A4
5.372%	09/15/39	525	573,604
Series 2007-C1, Class AM
5.455%	02/15/40	1,460	1,603,949
Series 2007-C6, Class A4
5.858%(c)	07/15/40	427	457,380
Series 2007-C7, Class A3
5.866%(c)	09/15/45	762	861,497

Interest Rate	Maturity Date	Principal Amount (000)#		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Merrill Lynch Mortgage Trust,
Series 2005-LC1, Class AJ
5.368%(c)	01/12/44		210	$224,464
Series 2006-C1, Class A4
5.657%(c)	05/12/39		600	646,965
Morgan Stanley Capital I Trust,
Series 2006-IQ12, Class AM
5.370%	12/15/43		1,310	1,423,567
Series 2006-IQ12, Class AMFX
5.370%	12/15/43		1,255	1,351,243
Series 2007-HQ11, Class X, IO, 144A
0.230%(c)	02/12/44		42,554	219,661
Morgan Stanley Reremic Trust,
Series 2012-IO, Class AXA, 144A
1.000%	03/27/51		867	870,588
NorthStar Mortgage Trust,
Series 2012-1, Class A, 144A
1.357%(c)	08/25/29		557	557,124
Series 2013-1A, Class A, 144A
2.004%(c)	08/25/29		1,910	1,930,737
TIAA Seasoned Commercial Mortgage Trust,
Series 2007-C4, Class A3
5.551%(c)	08/15/39		294	300,243
UBS Commercial Mortgage Trust,
Series 2012-C1, Class XA, IO, 144A
2.327%(c)	05/10/45		4,930	626,037
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C2, Class A4
3.525%	05/10/63		647	650,463
VFC LLC (Cayman Islands),
Series 2013-1, Class A, 144A
3.130%	03/20/26		475	480,161
VNDO Mortgage Trust,
Series 2012-6AVE, Class A, 144A
2.996%	11/15/30		1,049	1,008,482
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C22, Class A4
5.289%(c)	12/15/44		2,215	2,345,483
Series 2006-C27, Class A3
5.765%(c)	07/15/45		843	906,878
Wells Fargo Resecuritization Trust,
Series 2012-IO, Class A, 144A
1.750%	08/20/21		532	532,521

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $52,281,606)				52,201,528

CONVERTIBLE BONDS — 0.3%
Airlines — 0.1%
Air France-KLM (France),
Gtd. Notes
2.030%	02/15/23	EUR	80	1,427,253

Commercial Services
Prospect Capital Corp.,
Sr. Unsec’d. Notes
5.875%	01/15/19		1,055	1,109,069

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
Diversified Financial Services
Somerset Cayuga Holding Co., Inc.,
Sr. Sec’d. Notes, PIK, 144A
20.000%	06/15/17	(g)		73	$167,178

Insurance
AXA SA (France),
Sub. Notes
3.750%	01/01/17		EUR	317	1,213,866

Investment Companies — 0.1%
Ares Capital Corp.,
Sr. Unsec’d. Notes
4.750%	01/15/18			1,041	1,121,027
Sr. Unsec’d. Notes, 144A
4.375%	01/15/19	(a)		1,700	1,804,125

					2,925,152

Real Estate — 0.1%
British Land Co. Jersey Ltd. (The) (United Kingdom),
Gtd. Notes
1.500%	09/10/17		GBP	1,200	2,274,444

Retail
Real Mex Restaurants, Inc.,
Notes
1.120%	01/01/40			102	—

TOTAL CONVERTIBLE BONDS (cost $8,540,741)					9,116,962

CORPORATE BONDS — 17.1%
Advertising
inVentiv Health, Inc.,
Gtd. Notes, 144A
11.000%	08/15/18			156	143,910
11.000%	08/15/18			66	61,050
Sitel LLC/Sitel Finance Corp.,
Gtd. Notes
11.500%	04/01/18			87	81,563
Sr. Sec’d. Notes, 144A
11.000%	08/01/17			62	66,573

					353,096

Aerospace & Defense — 0.1%
Alliant Techsystems, Inc.,
Gtd. Notes, 144A
5.250%	10/01/21			41	42,127
BAE Systems Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A
5.200%	08/15/15			170	179,474
6.375%	06/01/19			70	80,739
Boeing Co. (The),
Sr. Unsec’d. Notes
7.950%	08/15/24			540	735,834
GenCorp, Inc.,
Sec’d. Notes
7.125%	03/15/21			44	47,685
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.350%	09/15/21			365	372,137
4.070%	12/15/42	(a)		620	581,416

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Aerospace & Defense (cont’d.)
Triumph Group, Inc.,
Gtd. Notes
4.875%	04/01/21		50	$49,250
United Technologies Corp.,
Sr. Unsec’d. Notes
3.100%	06/01/22		949	947,319
4.500%	06/01/42	(a)	171	174,124
6.125%	02/01/19		290	341,686

				3,551,791

Agriculture — 0.1%
BAT International Finance PLC (United Kingdom),
Gtd. Notes, 144A
1.400%	06/05/15		970	977,569
Bunge Ltd. Finance Corp.,
Gtd. Notes
8.500%	06/15/19		230	283,834
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
3.300%	03/01/22		250	246,151
6.000%	11/27/17		190	217,130

				1,724,684

Air Freight & Logistics
United Parcel Service, Inc.,
Sr. Unsec’d. Notes
2.450%	10/01/22		71	67,350

Airlines — 0.2%
Air Canada 2013-1 Class A Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
4.125%	11/15/26		124	124,310
American Airlines 2011-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.250%	07/31/22		52	56,395
American Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates, 144A
4.000%	01/15/27		326	328,369
American Airlines 2013-2 Class A Pass-Through Trust,
Equipment Trust, 144A
4.950%	07/15/24		785	841,970
Continental Airlines 2003-ERJ1 Pass-Through Trust,
Pass-Through Certificates
7.875%	01/02/20		538	589,384
Continental Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.983%	10/19/23		163	185,451
Continental Airlines 2012-2 Class A Pass-Through Certificates,
Pass-Through Certificates
4.000%	04/29/26		85	85,850
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	02/10/24		553	649,791
Delta Air Lines 2007-1 Class C Pass-Through Trust,
Pass-Through Certificates
8.954%	08/10/14		244	245,970
Delta Air Lines 2010-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	11/23/20	(a)	97	105,494

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Airlines (cont’d.)
Delta Air Lines 2011-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.300%	10/15/20		47	$51,414
Delta Air Lines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.750%	11/07/21		63	68,294
Northwest Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
7.027%	05/01/21		647	717,854
United Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.300%	02/15/27		67	69,052
US Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	05/15/27	(a)	575	579,313
US Airways 2013-1 Class B Pass-Through Trust,
Pass-Through Certificates
5.375%	05/15/23		10	10,125

				4,709,036

Auto Components — 0.1%
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
8.750%	08/15/20		250	295,625
Johnson Controls, Inc.,
Sr. Unsec’d. Notes
4.250%	03/01/21		165	176,779
5.000%	03/30/20		150	166,501
Stackpole International Intermediate/Stackpole International Powder (Canada),
Sr. Sec’d. Notes, 144A
7.750%	10/15/21		175	187,469
Visteon Corp.,
Gtd. Notes
6.750%	04/15/19		448	470,960

				1,297,334

Automobiles — 0.2%
Chrysler Group LLC/CG Co-Issuer, Inc.,
Sec’d. Notes
8.250%	06/15/21		500	565,625
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
1.875%	01/11/18		565	562,613
2.375%	08/01/18		227	229,083
2.625%	09/15/16		195	202,120
2.950%	01/11/17		400	416,808
General Motors Co.,
Sr. Unsec’d. Notes, 144A
6.250%	10/02/43		695	752,337
General Motors Financial Co., Inc.,
Gtd. Notes
2.750%	05/15/16		585	592,663
3.250%	05/15/18		215	216,881
4.250%	05/15/23		17	16,787
Nissan Motor Acceptance Corp. (Japan),
Unsec’d. Notes, 144A
1.800%	03/15/18		364	359,247

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Automobiles (cont’d.)
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.600%	03/15/17		99	$99,774
Pittsburgh Glass Works LLC,
Sr. Sec’d. Notes, 144A
8.000%	11/15/18		17	18,487
Toyota Motor Credit Corp. (Japan),
Sr. Unsec’d. Notes, MTN
2.000%	09/15/16	(a)	1,945	1,996,721
2.000%	10/24/18		1,015	1,013,170

				7,042,316

Banks — 2.8%
Abbey National Treasury Services PLC Stamford CT (United Kingdom),
Gtd. Notes
4.000%	03/13/24	(a)	1,005	1,013,661
ABN AMRO Bank NV (Netherlands),
Sr. Unsec’d. Notes, 144A
2.500%	10/30/18		830	828,963
American Express Centurion Bank,
Sr. Unsec’d. Notes
6.000%	09/13/17		340	390,568
AmSouth Bancorp,
Sub. Notes
6.750%	11/01/25		100	108,149
Australia & New Zealand Banking Group Ltd. (Australia),
Covered Bonds, 144A
2.400%	11/23/16		317	327,445
Sr. Unsec’d. Notes, 144A
3.250%	03/01/16		120	125,508
4.875%	01/12/21		160	176,883
Sub. Notes, 144A
4.500%	03/19/24	(a)	1,250	1,246,563
Bank of America Corp.,
Series 1, Sr. Unsec’d. Notes
3.750%	07/12/16		1,430	1,512,235
Series K, Jr. Sub. Notes
8.000%(c)	07/29/49	(a)	2,221	2,515,283
Series L, Sr. Unsec’d. Notes, MTN
5.650%	05/01/18		70	79,130
Series M, Jr. Sub. Notes
8.125%(c)	12/29/49	(a)	204	233,070
Sr. Unsec’d. Notes
1.500%	10/09/15		935	943,289
3.875%	03/22/17		1,245	1,327,979
5.625%	10/14/16		620	685,063
5.625%	07/01/20		630	716,907
6.500%	08/01/16		267	299,054
Sr. Unsec’d. Notes, MTN
2.000%	01/11/18		1,790	1,786,647
3.300%	01/11/23	(a)	1,940	1,870,333
5.000%	05/13/21		75	82,698
5.000%	01/21/44		530	541,070
7.375%	05/15/14		290	292,334
Sub. Notes
5.420%	03/15/17		700	771,229
Bank of America NA,
Sub. Notes
0.513%(c)	06/15/16		500	495,661

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Bank of Montreal (Canada),
Covered Bonds, 144A
1.300%	10/31/14		250	$251,447
Sr. Unsec’d. Notes, MTN
1.400%	09/11/17		341	339,306
1.450%	04/09/18	(a)	960	946,245
2.375%	01/25/19	(a)	1,265	1,270,915
Bank of Nova Scotia (Canada),
Covered Bonds, 144A
1.650%	10/29/15		166	169,031
Sr. Unsec’d. Notes
1.375%	12/18/17		200	197,965
3.400%	01/22/15		120	122,969
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan),
Sr. Unsec’d. Notes, 144A
2.350%	02/23/17		226	231,934
2.700%	09/09/18		300	306,536
4.100%	09/09/23		200	207,010
Banque Federative Du Credit Mutuel SA (France),
Sr. Unsec’d. Notes, 144A
2.750%	01/22/19	(a)	1,325	1,327,846
Barclays Bank PLC (United Kingdom),
Covered Bonds, 144A
2.500%	09/21/15		200	205,303
Sr. Unsec’d. Notes
2.750%	02/23/15		625	637,121
5.200%	07/10/14		100	101,309
Sub. Notes
7.625%	11/21/22		500	551,250
Sub. Notes, 144A
6.050%	12/04/17		1,510	1,692,326
BB&T Corp.,
Sr. Unsec’d. Notes, MTN
3.950%	04/29/16		515	547,063
Sub. Notes
4.900%	06/30/17		80	87,564
BNP Paribas SA (France),
Bank Gtd. Notes, MTN
3.250%	03/03/23	(a)	485	470,900
BPCE SA (France),
Bank Gtd. Notes
2.500%	12/10/18	(a)	1,275	1,281,075
Sub. Notes, 144A
5.700%	10/22/23	(a)	1,115	1,159,009
Branch Banking & Trust Co.,
Sub. Notes
0.536%(c)	05/23/17		522	516,466
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.250%	03/15/18		220	236,500
Citigroup, Inc.,
Jr. Sub. Notes
5.950%(c)	07/29/49	(a)	65	63,537
Sr. Unsec’d. Notes
1.700%	07/25/16	(a)	655	662,438
2.500%	09/26/18	(a)	1,155	1,161,271
3.375%	03/01/23	(a)	1,171	1,132,410
4.500%	01/14/22		435	460,904
4.587%	12/15/15		254	269,405

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
4.750%	05/19/15	(a)	588	$613,950
4.950%	11/07/43		935	950,152
5.375%	08/09/20		301	338,678
6.000%	08/15/17		6	6,801
6.125%	11/21/17		1,200	1,374,018
8.500%	05/22/19		490	624,299
Sub. Notes
0.505%(c)	06/09/16		1,230	1,214,998
6.675%	09/13/43	(a)	370	433,270
Series D, Jr. Sub. Notes
5.350%(c)	04/29/49	(a)	1,250	1,159,375
Comerica, Inc.,
Sr. Unsec’d. Notes
3.000%	09/16/15		60	61,991
Commonwealth Bank of Australia (Australia),
Covered Bonds, 144A
2.250%	03/16/17		250	256,867
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands),
Bank Gtd. Notes
3.375%	01/19/17		45	47,708
5.750%	12/01/43		565	616,572
Sr. Unsec’d. Notes, 144A
3.200%	03/11/15		500	513,402
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
3.250%	01/11/16		300	312,473
Discover Bank,
Sr. Unsec’d. Notes
2.000%	02/21/18		2,260	2,249,794
DNB Bank ASA (Norway),
Sr. Unsec’d. Notes, 144A
3.200%	04/03/17		1,000	1,050,324
DNB Boligkreditt A/S (Norway),
Covered Bonds, 144A
2.100%	10/14/16		379	387,725
Fifth Third Bancorp,
Jr. Sub. Notes
5.100%(c)	12/29/49		760	699,200
Sub. Notes
8.250%	03/01/38		100	140,828
HSBC Bank PLC (United Kingdom),
Notes, 144A
1.500%	05/15/18		665	651,363
Sr. Unsec’d. Notes, 144A
4.125%	08/12/20		1,517	1,607,724
4.750%	01/19/21		300	328,500
HSBC Finance Corp.,
Sr. Unsec’d. Notes
5.000%	06/30/15		350	367,451
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.000%	03/30/22	(a)	1,018	1,057,218
5.100%	04/05/21		1,386	1,549,692
HSBC USA, Inc.,
Sr. Unsec’d. Notes
1.625%	01/16/18	(a)	200	198,349
Intesa Sanpaolo SpA (Italy),
Bank Gtd. Notes
5.250%	01/12/24		930	955,382

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
KeyBank NA,
Sub. Notes
5.700%	11/01/17		205	$228,662
KeyCorp,
Sr. Unsec’d. Notes, MTN
5.100%	03/24/21	(a)	100	111,620
Manufacturers & Traders Trust Co.,
Sub. Notes
6.625%	12/04/17		250	288,507
National Australia Bank Ltd. (Australia),
Covered Bonds, 144A
2.000%	06/20/17		330	335,894
Sr. Unsec’d. Notes, 144A
2.750%	09/28/15		220	227,054
3.000%	07/27/16		600	628,535
National City Corp.,
Sub. Notes
6.875%	05/15/19		100	118,450
Nordea Bank AB (Sweden),
Sr. Unsec’d. Notes, 144A
3.125%	03/20/17	(a)	1,350	1,417,783
Sub. Notes, 144A
4.875%	05/13/21		237	248,589
Oversea-Chinese Banking Corp. Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A
1.625%	03/13/15		200	201,795
PNC Bank NA,
Sub. Notes
2.700%	11/01/22	(a)	1,160	1,089,720
2.950%	01/30/23		720	683,584
6.000%	12/07/17		253	290,362
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
2.854%	11/09/22		340	324,185
Series R, Jr. Sub. Notes
4.850%(c)	05/29/49	(a)	605	567,187
PNC Funding Corp.,
Bank Gtd. Notes
5.125%	02/08/20		300	337,688
6.700%	06/10/19		160	192,735
Royal Bank of Canada (Canada),
Covered Bonds
1.200%	09/19/18		563	559,060
2.000%	10/01/19		397	397,063
Sr. Unsec’d. Notes, MTN
2.200%	07/27/18		1,265	1,273,228
2.300%	07/20/16		295	304,640
Royal Bank of Scotland PLC (The) (United Kingdom),
Bank Gtd. Notes
6.125%	01/11/21		200	233,308
Sub. Notes, RegS
9.500%(c)	03/16/22		145	170,013
Skandinaviska Enskilda Banken AB (Sweden),
Sr. Unsec’d. Notes, 144A
1.750%	03/19/18		2,286	2,258,591
2.375%	11/20/18		815	813,313
Stadshypotek AB (Sweden),
Covered Bonds, 144A
1.875%	10/02/19		530	515,414

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Standard Chartered PLC (United Kingdom),
Sub. Notes, 144A
5.200%	01/26/24	(a)	350	$359,330
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
3.500%	01/20/17		250	263,933
Svenska Handelsbanken AB (Sweden),
Bank Gtd. Notes
3.125%	07/12/16		250	261,873
Sr. Unsec’d. Notes
2.500%	01/25/19	(a)	1,760	1,774,193
Swedbank AB (Sweden),
Sr. Unsec’d. Notes, 144A
1.750%	03/12/18	(a)	1,235	1,222,650
2.125%	09/29/17		1,965	1,985,910
Toronto-Dominion Bank (The) (Canada),
Covered Bonds, 144A
2.200%	07/29/15		115	117,692
Sr. Unsec’d. Notes, MTN
1.400%	04/30/18		1,070	1,051,531
2.500%	07/14/16		287	297,870
U.S. Bancorp,
Sr. Unsec’d. Notes, MTN
1.650%	05/15/17		211	213,575
3.000%	03/15/22		133	131,842
4.125%	05/24/21		133	142,954
Wachovia Bank NA,
Sub. Notes
6.000%	11/15/17		600	691,282
Wachovia Corp.,
Sr. Unsec’d. Notes, MTN
5.750%	02/01/18		1,400	1,602,980
Wells Fargo & Co.,
Sr. Unsec’d. Notes
1.500%	07/01/15		1,050	1,062,220
Sr. Unsec’d. Notes, MTN
3.500%	03/08/22	(a)	1,000	1,020,541
Sub. Notes
4.125%	08/15/23	(a)	420	424,890
5.375%	11/02/43		770	811,111
Series K, Jr. Sub. Notes
7.980%(c)	03/29/49	(a)	1,810	2,056,613
Series M, Sub. Notes
3.450%	02/13/23		290	281,470
Westpac Banking Corp. (Australia),
Covered Bonds, 144A
2.450%	11/28/16		200	206,884
Sr. Unsec’d. Notes
4.875%	11/19/19		200	222,217

				84,765,422

Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
1.500%	07/14/14		91	91,257
2.500%	07/15/22		1,000	944,189
5.375%	01/15/20		1,510	1,733,456
8.000%	11/15/39		160	240,519

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Beverages (cont’d.)
Constellation Brands, Inc.,
Gtd. Notes
3.750%	05/01/21		33	$32,257
4.250%	05/01/23		66	64,515
Crestview DS Merger Sub II, Inc.,
Sec’d. Notes, 144A
10.000%	09/01/21	(a)	45	49,950
Diageo Capital PLC (United Kingdom),
Gtd. Notes
1.500%	05/11/17		113	113,758
2.625%	04/29/23		530	494,038
5.750%	10/23/17		180	206,262
Heineken NV (Netherlands),
Sr. Unsec’d. Notes, 144A
1.400%	10/01/17		110	109,519
3.400%	04/01/22		250	249,576
PepsiCo, Inc.,
Sr. Unsec’d. Notes
1.250%	08/13/17		180	179,534
2.750%	03/05/22		620	601,688
2.750%	03/01/23	(a)	655	620,827
3.000%	08/25/21		94	94,592
SABMiller Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A
3.750%	01/15/22	(a)	500	511,021

				6,336,958

Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.450%	10/01/20		300	307,885
3.625%	05/15/22		405	410,842
5.650%	06/15/42		560	620,875
6.375%	06/01/37		200	241,006
6.400%	02/01/39		61	74,094
Celgene Corp.,
Sr. Unsec’d. Notes
1.900%	08/15/17		195	196,724
3.250%	08/15/22		85	82,838
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.500%	04/01/21		1,185	1,297,620
4.800%	04/01/44		450	463,232

				3,695,116

Building Materials — 0.1%
Ainsworth Lumber Co. Ltd. (Canada),
Sr. Sec’d. Notes, 144A
7.500%	12/15/17		44	46,970
Boise Cascade Co.,
Gtd. Notes
6.375%	11/01/20		82	87,945
Cemex Espana Luxembourg (Mexico),
Sr. Sec’d. Notes, 144A
9.250%	05/12/20		225	246,937
9.875%	04/30/19		150	174,000
Cemex Finance LLC (Mexico),
Sr. Sec’d. Notes, 144A
9.375%	10/12/22		275	322,781

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Building Materials (cont’d.)
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
5.234%(c)	09/30/15		190	$196,223
CRH America, Inc. (Ireland),
Gtd. Notes
6.000%	09/30/16		75	83,360
Griffon Corp.,
Gtd. Notes, 144A
5.250%	03/01/22		75	74,250
Masonite International Corp.,
Gtd. Notes, 144A
8.250%	04/15/21		150	165,563
Nortek, Inc.,
Gtd. Notes
8.500%	04/15/21		40	44,700
Roofing Supply Group LLC/Roofing Supply Finance, Inc.,
Gtd. Notes, 144A
10.000%	06/01/20		6	6,705
US Concrete, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	12/01/18		33	35,805
USG Corp.,
Gtd. Notes, 144A
5.875%	11/01/21		26	27,690
7.875%	03/30/20		2	2,235
Sr. Unsec’d. Notes
6.300%	11/15/16		110	119,075

				1,634,239

Capital Markets — 0.9%
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes
5.450%	05/15/19		300	342,536
Sr. Unsec’d. Notes, MTN
2.400%	01/17/17		219	226,404
3.100%	01/15/15		50	51,071
Series D, Jr. Sub. Notes
4.500%(c)	12/29/49		1,105	1,005,550
BlackRock, Inc.,
Sr. Unsec’d. Notes
3.375%	06/01/22		150	151,928
6.250%	09/15/17		240	277,759
Credit Suisse AG (Switzerland),
Sub. Notes, 144A
6.500%	08/08/23	(a)	1,185	1,300,537
Credit Suisse Group AG (Switzerland),
Jr. Sub. Notes, 144A
7.500%(c)	12/11/49	(a)	405	439,931
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.375%	01/22/18		1,690	1,701,228
2.900%	07/19/18	(a)	1,195	1,218,654
3.625%	01/22/23	(a)	2,015	1,982,168
5.250%	07/27/21		173	191,509
5.750%	01/24/22		340	385,532
5.950%	01/18/18		100	113,249
6.150%	04/01/18		230	262,934
6.250%	02/01/41		230	273,112
Sr. Unsec’d. Notes, MTN

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Capital Markets (cont’d.)
5.375%	03/15/20		370	$412,823
7.500%	02/15/19		1,960	2,371,184
Sub. Notes
6.450%	05/01/36		605	671,631
6.750%	10/01/37		915	1,048,150
Invesco Finance PLC,
Gtd. Notes
4.000%	01/30/24		114	116,266
Morgan Stanley,
Notes, MTN
4.000%	07/24/15		750	780,465
6.625%	04/01/18		1,385	1,614,579
Sr. Unsec’d. Notes
2.125%	04/25/18	(a)	815	813,214
3.450%	11/02/15		200	207,631
3.750%	02/25/23	(a)	1,200	1,192,393
3.800%	04/29/16		845	890,004
4.750%	03/22/17		650	709,364
5.750%	01/25/21		115	131,720
6.375%	07/24/42		645	786,817
Sr. Unsec’d. Notes, MTN
5.550%	04/27/17		1,300	1,450,209
6.000%	05/13/14		100	100,617
7.300%	05/13/19		950	1,152,153
Sub. Notes
5.000%	11/24/25		280	288,098
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
5.000%	03/04/15		400	415,458
State Street Corp.,
Sr. Sub. Notes
3.100%	05/15/23		108	102,664
Sr. Unsec’d. Notes
3.700%	11/20/23		423	427,284
UBS AG (Switzerland),
Sr. Unsec’d. Notes
3.875%	01/15/15		145	148,892
5.750%	04/25/18		130	148,260
5.875%	12/20/17		200	229,154

				26,133,132

Chemicals — 0.3%
Ashland, Inc.,
Gtd. Notes
4.750%	08/15/22		350	343,437
Basell Finance Co. BV (Netherlands),
Gtd. Notes, 144A
8.100%	03/15/27		134	174,837
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43		245	238,131
5.375%	03/15/44		400	417,027
Chemtura Corp.,
Gtd. Notes
5.750%	07/15/21		40	41,500
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.000%	11/15/22		200	190,110
4.125%	11/15/21		2,239	2,344,840

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Chemicals (cont’d.)
7.375%	11/01/29		150	$194,071
8.550%	05/15/19		221	282,979
E.I. du Pont de Nemours & Co.,
Sr. Unsec’d. Notes
1.950%	01/15/16		58	59,314
4.150%	02/15/43		89	84,735
6.000%	07/15/18		150	174,631
Ecolab, Inc.,
Sr. Unsec’d. Notes
5.500%	12/08/41		295	336,001
Hexion US Finance Corp.,
Sr. Sec’d. Notes
6.625%	04/15/20		250	258,750
Ineos Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.375%	02/15/19		250	276,250
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.000%	04/15/19		970	1,080,055
Mosaic Co. (The),
Sr. Unsec’d. Notes
3.750%	11/15/21		288	289,426
4.250%	11/15/23	(a)	124	127,204
5.450%	11/15/33		790	854,108
Potash Corp. of Saskatchewan, Inc. (Canada),
Sr. Unsec’d. Notes
3.250%	12/01/17		200	210,381
PPG Industries, Inc.,
Sr. Unsec’d. Notes
7.400%	08/15/19		250	295,549
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.750%	10/01/96		130	150,149

				8,423,485

Coal
Peabody Energy Corp.,
Gtd. Notes
6.250%	11/15/21	(a)	485	486,213

Commercial Services — 0.1%
ACE Cash Express, Inc.,
Sr. Sec’d. Notes, 144A
11.000%	02/01/19		121	100,430
ADT Corp. (The),
Sr. Unsec’d. Notes
3.500%	07/15/22		35	30,766
4.125%	04/15/19		25	24,805
4.125%	06/15/23	(a)	373	333,975
4.875%	07/15/42		37	30,477
Sr. Unsec’d. Notes, 144A
6.250%	10/15/21	(a)	115	118,163
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes
5.500%	04/01/23		400	403,000
8.250%	01/15/19	(a)	75	80,437
9.750%	03/15/20		100	115,125
Catalent Pharma Solutions, Inc.,
Gtd. Notes
7.875%	10/15/18		175	177,844

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Commercial Services (cont’d.)
Ceridian Corp.,
Sr. Sec’d. Notes, 144A
8.875%	07/15/19		87	$98,745
ERAC USA Finance LLC,
Gtd. Notes, 144A
2.750%	03/15/17	(a)	24	24,758
5.625%	03/15/42		65	71,017
6.700%	06/01/34		110	130,356
Sr. Notes, 144A
4.500%	08/16/21		105	111,594
Garda World Security Corp. (Canada),
Gtd. Notes, 144A
7.250%	11/15/21		110	117,425
H&E Equipment Services, Inc.,
Gtd. Notes
7.000%	09/01/22		47	51,700
Hertz Corp. (The),
Gtd. Notes
5.875%	10/15/20	(a)	130	138,613
6.750%	04/15/19		75	80,344
7.375%	01/15/21		120	132,000
Igloo Holdings Corp.,
Sr. Unsec’d. Notes, PIK, 144A
8.250%	12/15/17		50	50,344
Iron Mountain, Inc.,
Gtd. Notes
5.750%	08/15/24		25	24,344
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
7.000%	09/01/20		30	32,813
Mustang Merger Corp.,
Sr. Unsec’d. Notes, 144A
8.500%	08/15/21		33	36,135
Speedy Cash Intermediate Holdings Corp.,
Sec’d. Notes, 144A
10.750%	05/15/18		156	160,680
TransUnion Holding Co., Inc.,
Sr. Unsec’d. Notes, PIK
9.625%	06/15/18		263	279,437
United Rentals North America, Inc.,
Gtd. Notes
5.750%	11/15/24		150	151,125
7.625%	04/15/22		500	560,625

				3,667,077

Commercial Services & Supplies
RR Donnelley & Sons Co.,
Sr. Unsec’d. Notes
6.500%	11/15/23		80	84,500
7.625%	06/15/20		276	317,400

				401,900

Communications Equipment — 0.1%
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
3.625%	03/04/24		380	383,168
4.450%	01/15/20		80	87,800
5.500%	01/15/40	(a)	1,045	1,190,205

				1,661,173

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Construction & Engineering — 0.1%
Fluor Corp.,
Sr. Unsec’d. Notes
3.375%	09/15/21			153	$154,109
Heathrow Funding Ltd. (United Kingdom),
Sr. Sec’d. Notes, 144A
2.500%	06/25/15			1,785	1,806,525

					1,960,634

Consumer Finance — 0.3%
Ally Financial, Inc.,
Gtd. Notes
4.625%	06/26/15			250	259,063
8.000%	11/01/31			170	209,525
American Express Co.,
Sr. Unsec’d. Notes
1.550%	05/22/18			955	937,585
7.000%	03/19/18	(a)		320	379,543
Sub. Notes
6.800%(c)	09/01/66	(a)		810	887,517
American Express Credit Corp.,
Sr. Unsec’d. Notes
1.300%	07/29/16	(a)		1,895	1,909,753
Sr. Unsec’d. Notes, MTN
2.375%	03/24/17			83	85,968
2.800%	09/19/16			100	104,290
5.125%	08/25/14			300	305,597
Capital One Bank USA NA,
Sub. Notes
3.375%	02/15/23			2,820	2,744,009
Capital One Financial Corp.,
Sr. Unsec’d. Notes
2.150%	03/23/15			500	507,521
4.750%	07/15/21			265	290,324

					8,620,695

Consumer Products
Spectrum Brands, Inc.,
Gtd. Notes
6.625%	11/15/22			43	46,816

Containers & Packaging — 0.1%
Ardagh Packaging Finance PLC (Ireland),
Gtd. Notes, 144A
9.125%	10/15/20			500	557,500
9.250%	10/15/20		EUR	200	307,218
Berry Plastics Corp.,
Sec’d. Notes
9.750%	01/15/21			125	145,156
Beverage Packaging Holdings Luxembourg II SA,
Gtd. Notes, 144A
5.625%	12/15/16			65	66,625
Sealed Air Corp.,
Gtd. Notes, 144A
6.500%	12/01/20			70	77,175
8.375%	09/15/21			400	460,500

					1,614,174

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Distribution/Wholesale
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
3.375%	11/01/15		40	$41,279
6.000%	04/01/20		100	110,390
6.875%	06/01/18		145	164,983
7.500%	01/15/27		150	179,191
HD Supply, Inc.,
Gtd. Notes
7.500%	07/15/20		85	92,756
Sr. Sec’d. Notes
8.125%	04/15/19		432	481,680
VWR Funding, Inc.,
Gtd. Notes
7.250%	09/15/17		115	123,625

				1,193,904

Diversified Consumer Services
Service Corp. International,
Sr. Unsec’d. Notes
7.000%	05/15/19		500	529,375

Diversified Financial Services — 1.2%
American Honda Finance Corp. (Japan),
Sr. Unsec’d. Notes
2.125%	10/10/18		67	67,269
Sr. Unsec’d. Notes, 144A
1.600%	02/16/18		200	197,907
2.600%	09/20/16		328	340,903
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
4.500%	02/11/43	(a)	445	440,995
Blackstone Holdings Finance Co. LLC,
Sr. Unsec’d. Notes, 144A
5.875%	03/15/21		560	639,764
Caisse Centrale Desjardins (Canada),
Covered Bonds, 144A
2.550%	03/24/16		291	301,758
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp.,
Gtd. Notes, 144A
7.750%	02/15/18		65	69,550
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
4.400%	11/25/19		935	1,031,502
CME Group, Inc.,
Sr. Unsec’d. Notes
3.000%	09/15/22		180	177,688
CNG Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.375%	05/15/20		239	218,685
Community Choice Financial, Inc.,
Sr. Sec’d. Notes
10.750%	05/01/19		135	114,075
Countrywide Financial Corp.,
Sub. Notes
6.250%	05/15/16		200	219,363
Denali Borrower LLC/Denali Finance Corp.,
Sr. Sec’d. Notes, 144A
5.625%	10/15/20	(a)	192	195,360

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
E*TRADE Financial Corp.,
Sr. Unsec’d. Notes
6.750%	06/01/16		165	$178,613
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
1.487%(c)	05/09/16		200	203,342
1.700%	05/09/16		1,270	1,284,181
3.000%	06/12/17		4,825	5,011,530
3.984%	06/15/16		353	374,031
4.207%	04/15/16		327	346,556
4.250%	02/03/17	(a)	1,195	1,283,086
4.375%	08/06/23	(a)	345	355,954
General Electric Capital Corp.,
Sr. Sec’d. Notes
2.100%	12/11/19		494	490,017
Sr. Unsec’d. Notes
1.625%	04/02/18		930	925,120
2.250%	11/09/15		375	384,958
Sr. Unsec’d. Notes, MTN
4.375%	09/16/20	(a)	2,505	2,720,756
5.625%	09/15/17		1,200	1,361,530
5.875%	01/14/38		1,225	1,444,160
Series B, Jr. Sub. Notes
6.250%(c)	12/29/49		700	749,000
Series G, Sr. Unsec’d. Notes, MTN
4.625%	01/07/21		750	825,767
6.000%	08/07/19		1,850	2,171,826
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
5.210%(c)	12/21/65	(a)	500	472,500
ILFC E-Capital Trust II,
Ltd. Gtd. Notes, 144A
6.250%(c)	12/21/65		350	339,500
ING Bank NV (Netherlands),
Sr. Unsec’d. Notes, 144A
3.750%	03/07/17		328	348,682
ING US, Inc.,
Gtd. Notes
2.900%	02/15/18		1,970	2,018,495
5.500%	07/15/22		145	162,648
5.650%(c)	05/15/53		435	432,390
IntercontinentalExchange Group, Inc.,
Gtd. Notes
2.500%	10/15/18		293	296,120
4.000%	10/15/23		442	458,529
International Lease Finance Corp.,
Sr. Unsec’d. Notes
5.875%	04/01/19		250	273,125
Jefferies Group, Inc.,
Sr. Unsec’d. Notes
3.875%	11/09/15		185	192,563
8.500%	07/15/19		580	712,792
John Deere Capital Corp.,
Sr. Notes
1.700%	01/15/20		33	31,601
Sr. Unsec’d. Notes
1.200%	10/10/17		98	97,668
Unsec’d. Notes
2.250%	04/17/19		133	133,116

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Macquarie Bank Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
2.000%	08/15/16		318	$322,576
5.000%	02/22/17		378	412,434
Macquarie Group Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
6.250%	01/14/21		282	315,304
7.300%	08/01/14		315	321,858
MassMutual Global Funding II,
Sr. Sec’d. Notes, 144A
2.000%	04/05/17		200	204,120
2.100%	08/02/18		209	207,527
2.500%	10/17/22		132	123,031
3.125%	04/14/16		200	209,595
Merrill Lynch & Co., Inc.,
Sr. Unsec’d. Notes, MTN
5.000%	01/15/15		700	724,135
6.400%	08/28/17		1,555	1,785,103
National Rural Utilities Cooperative Finance Corp.,
Collateral Trust
10.375%	11/01/18		110	148,316
Nationstar Mortgage LLC/Nationstar Capital Corp.,
Gtd. Notes
9.625%	05/01/19		61	67,405
ROC Finance LLC/ROC Finance 1 Corp.,
Sec’d. Notes, 144A
12.125%	09/01/18	(a)	67	70,685

				35,007,064

Diversified Telecommunication Services — 0.5%
AT&T, Inc.,
Sr. Unsec’d. Notes
1.700%	06/01/17	(a)	960	968,308
2.375%	11/27/18	(a)	1,260	1,266,261
3.000%	02/15/22		660	640,811
3.875%	08/15/21		200	208,599
4.300%	12/15/42		2,673	2,368,486
4.350%	06/15/45		188	165,924
5.350%	09/01/40		273	278,988
Nippon Telegraph & Telephone Corp. (Japan),
General Ref. Mortgage
1.400%	07/18/17		124	123,488
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.500%	09/15/16		1,184	1,225,996
3.850%	11/01/42	(a)	1,930	1,615,881
4.500%	09/15/20	(a)	763	828,651
5.150%	09/15/23		675	738,665
6.400%	09/15/33		1,383	1,641,963
6.550%	09/15/43		1,735	2,111,382
7.750%	12/01/30		275	363,669
Verizon Maryland, Inc.,
Series B, Gtd. Notes
5.125%	06/15/33		345	349,999
Verizon Pennsylvania, Inc.,
Gtd. Notes
8.350%	12/15/30		500	629,791

				15,526,862

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric — 0.5%
Alabama Power Co.,
Sr. Unsec’d. Notes
3.850%	12/01/42	135	$124,287
6.125%	05/15/38	30	37,199
Series S, Sr. Unsec’d. Notes
5.875%	12/01/22	160	188,770
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.600%	03/30/21	150	164,101
Arizona Public Service Co.,
Sr. Unsec’d. Notes
4.500%	04/01/42	56	55,946
5.050%	09/01/41	107	117,176
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
2.800%	08/15/22	620	592,029
3.350%	07/01/23	485	478,358
Cleveland Electric Illuminating Co. (The),
First Mortgage
8.875%	11/15/18	120	150,285
Consumers Energy Co.,
First Mortgage
2.850%	05/15/22	100	97,693
5.650%	04/15/20	105	121,622
Florida Power & Light Co.,
First Mortgage
4.050%	06/01/42	200	191,681
5.625%	04/01/34	150	178,587
Georgia Power Co.,
Sr. Unsec’d. Notes
4.300%	03/15/42	10	9,659
4.300%	03/15/43	890	860,486
Great Plains Energy, Inc.,
Sr. Unsec’d. Notes
4.850%	06/01/21	22	23,758
Hydro-Quebec (Canada),
Gov’t. Gtd. Notes
8.400%	01/15/22	120	157,564
9.400%	02/01/21	130	176,565
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
7.000%	03/15/19	170	204,253
John Sevier Combined Cycle Generation LLC,
Sec’d. Notes
4.626%	01/15/42	223	231,390
Kansas City Power & Light Co.,
Sr. Unsec’d. Notes
5.300%	10/01/41	300	323,920
LG&E & KU Energy LLC,
Sr. Unsec’d. Notes
2.125%	11/15/15	1,185	1,204,403
MidAmerican Energy Holdings Co.,
Sr. Unsec’d. Notes
6.125%	04/01/36	240	287,089
Sr. Unsec’d. Notes, 144A
3.750%	11/15/23	537	534,219
5.150%	11/15/43	310	330,303

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Nevada Power Co.,
General Ref. Mortgage
6.500%	08/01/18	305	$360,903
NRG Energy, Inc.,
Gtd. Notes
8.250%	09/01/20	300	329,250
Oglethorpe Power Corp.,
First Mortgage
5.375%	11/01/40	375	412,806
Oklahoma Gas & Electric Co.,
Sr. Unsec’d. Notes
4.550%	03/15/44	400	409,526
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
6.375%	01/15/15	100	104,352
6.800%	09/01/18	160	188,697
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
2.450%	08/15/22	113	105,046
4.450%	04/15/42	67	65,776
4.750%	02/15/44	505	510,958
6.050%	03/01/34	150	177,156
8.250%	10/15/18	130	161,838
PacifiCorp,
First Mortgage
2.950%	02/01/22	2,525	2,492,837
Peco Energy Co.,
First Mortgage
2.375%	09/15/22	150	141,386
Progress Energy, Inc.,
Sr. Unsec’d. Notes
3.150%	04/01/22	1,188	1,167,002
4.400%	01/15/21	93	99,610
7.750%	03/01/31	150	204,975
PSEG Power LLC,
Gtd. Notes
4.150%	09/15/21	50	51,900
4.300%	11/15/23	61	62,376
5.320%	09/15/16	350	385,514
San Diego Gas & Electric Co.,
First Mortgage
6.000%	06/01/26	120	146,504
Sierra Pacific Power Co.,
Series T, General Ref. Mortgage
3.375%	08/15/23	98	97,224
State Grid Overseas Investment 2013 Ltd. (China),
Gtd. Notes, 144A
1.750%	05/22/18	200	194,819
Virginia Electric and Power Co.,
Sr. Unsec’d. Notes
2.750%	03/15/23	200	190,420

			14,902,218

Electric Utilities — 0.4%
DTE Electric Co.,
General Ref. Mortgage
2.650%	06/15/22	53	51,006
3.900%	06/01/21	250	265,648

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric Utilities (cont’d.)
DTE Energy Co.,
Series F, Sr. Unsec’d. Notes
3.850%	12/01/23	46	$46,650
Duke Energy Carolinas LLC,
First Mortgage
3.900%	06/15/21	200	213,651
4.300%	06/15/20	655	713,208
First Ref. Mortgage
6.000%	01/15/38	31	38,130
Series C, First Ref. Mortgage
7.000%	11/15/18	100	120,854
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.050%	08/15/22	1,097	1,067,313
5.050%	09/15/19	1,500	1,672,561
Duke Energy Indiana, Inc.,
First Mortgage
3.750%	07/15/20	90	94,725
Duke Energy Progress, Inc.,
First Mortgage
4.100%	03/15/43	100	95,491
Dynegy Holdings Escrow,
Notes(i)
7.625%	10/15/26	24	—
7.750%	06/01/19	676	—
EDP Finance BV (Portugal),
Sr. Unsec’d. Notes, 144A
5.250%	01/14/21	505	520,907
Electricite de France (France),
Sr. Unsec’d. Notes, 144A
4.875%	01/22/44	605	602,971
Sub. Notes, 144A
5.250%(c)	01/29/49	830	831,245
Enel Finance International NV (Italy),
Gtd. Notes, 144A
5.125%	10/07/19	250	274,093
Enel SpA (Italy),
Sub. Notes, 144A
8.750%(c)	09/24/73	775	869,627
Entergy Arkansas, Inc.,
First Mortgage
3.050%	06/01/23	205	198,218
3.750%	02/15/21	1,495	1,566,498
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
4.000%	10/01/20	270	277,284
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
1.200%	06/01/15	39	39,180
1.339%	09/01/15	48	48,349
PPL Capital Funding, Inc.,
Gtd. Notes
3.500%	12/01/22	390	382,143
4.200%	06/15/22	500	518,439
4.700%	06/01/43	105	101,499
PPL WEM Holdings PLC,
Sr. Unsec’d. Notes, 144A
5.375%	05/01/21	280	306,691

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric Utilities (cont’d.)
Southern California Edison Co.,
First Ref. Mortgage
5.500%	03/15/40	80	$92,768
Sr. Unsec’d. Notes
6.650%	04/01/29	150	184,441
Southern Co. (The),
Sr. Unsec’d. Notes
1.950%	09/01/16	104	106,523
2.450%	09/01/18	235	238,331
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41	65	68,387
5.250%	07/15/43	220	237,063
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.700%	05/15/20	1,300	1,433,203

			13,277,097

Electrical Equipment
Eaton Corp.,
Gtd. Notes
1.500%	11/02/17	54	53,740
4.000%	11/02/32	42	40,627

			94,367

Electronic Equipment, Instruments & Components — 0.1%
Anixter, Inc.,
Gtd. Notes
5.625%	05/01/19	250	266,250
Artesyn Escrow, Inc.,
Sr. Sec’d. Notes, 144A
9.750%	10/15/20	22	20,790
General Cable Corp.,
Gtd. Notes, 144A
6.500%	10/01/22	400	406,000
International Wire Group Holdings, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	10/15/17	175	190,750
Koninklijke Philips NV (Netherlands),
Sr. Unsec’d. Notes
3.750%	03/15/22	145	149,483
7.200%	06/01/26	205	249,966
Viasystems, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	05/01/19	55	59,263

			1,342,502

Energy Equipment & Services — 0.1%
Halliburton Co.,
Sr. Unsec’d. Notes
3.250%	11/15/21	355	361,195
3.500%	08/01/23	214	213,244
4.750%	08/01/43	600	620,497
8.750%	02/15/21	130	168,121
Sr. Unsec’d. Notes, 144A
7.600%	08/15/96	90	128,380
Pioneer Energy Services Corp.,
Gtd. Notes
9.875%	03/15/18	150	158,250

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Energy Equipment & Services (cont’d.)
Schlumberger Investment SA,
Gtd. Notes
3.650%	12/01/23	735	$745,491
Gtd. Notes, 144A
3.300%	09/14/21	105	107,127
Sea Trucks Group (Nigeria),
Sr. Sec’d. Notes, 144A
9.000%	03/26/18	200	194,500
Weatherford International Ltd.,
Gtd. Notes
4.500%	04/15/22	203	212,581
5.950%	04/15/42	37	39,865
9.875%	03/01/39	150	227,140

			3,176,391

Entertainment — 0.1%
AMC Entertainment, Inc.,
Gtd. Notes
9.750%	12/01/20	500	576,250
CCM Merger, Inc.,
Gtd. Notes, 144A
9.125%	05/01/19	35	37,275
Chukchansi Economic Development Authority,
Sec’d. Notes, 144A(i)
9.750%	05/30/20	235	164,217
Graton Economic Development Authority,
Sr. Sec’d. Notes, 144A
9.625%	09/01/19	65	74,263
Isle Of Capri Casinos, Inc.,
Gtd. Notes
5.875%	03/15/21	60	60,900
PNK Finance Corp.,
Gtd. Notes, 144A
6.375%	08/01/21	60	62,400
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.,
Sr. Sec’d. Notes, 144A
9.500%	06/15/19	56	61,390
Seneca Gaming Corp.,
Gtd. Notes, 144A
8.250%	12/01/18	150	160,500
Shingle Springs Tribal Gaming Authority,
Sr. Unsec’d. Notes, 144A
9.750%	09/01/21	105	116,550
WMG Acquisition Corp.,
Gtd. Notes
11.500%	10/01/18	163	185,250
Gtd. Notes, 144A
6.750%	04/15/22	50	50,313

			1,549,308

Environmental Control
Casella Waste Systems, Inc.,
Gtd. Notes
7.750%	02/15/19	175	181,563
Republic Services, Inc.,
Gtd. Notes
3.550%	06/01/22	179	179,317
5.500%	09/15/19	335	379,848

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Environmental Control (cont’d.)
Waste Management, Inc.,
Gtd. Notes
4.600%	03/01/21		74	$80,260
4.750%	06/30/20		100	109,701

				930,689

Food & Staples Retailing — 0.2%
Aramark Corp.,
Gtd. Notes
5.750%	03/15/20		60	63,375
CVS Caremark Corp.,
Sr. Unsec’d. Notes
2.750%	12/01/22		820	773,523
4.000%	12/05/23		557	569,100
5.300%	12/05/43		290	320,109
5.750%	05/15/41		445	515,725
6.125%	09/15/39		190	229,105
CVS Pass-Through Trust,
Pass-Through Certificates
6.943%	01/10/30		234	276,892
Kroger Co. (The),
Gtd. Notes
5.400%	07/15/40		23	24,039
6.800%	12/15/18		55	65,285
7.500%	04/01/31		110	139,972
Sr. Unsec’d. Notes
2.200%	01/15/17		93	95,129
3.400%	04/15/22		290	286,892
3.850%	08/01/23		1,045	1,040,548
5.150%	08/01/43		255	262,528
Tops Holding Corp./Tops Markets LLC,
Sr. Sec’d. Notes
8.875%	12/15/17		140	152,950
Walgreen Co.,
Sr. Unsec’d. Notes
3.100%	09/15/22		162	155,633
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
4.000%	04/11/43		605	563,103
5.000%	10/25/40	(a)	1,310	1,428,894

				6,962,802

Food Products
General Mills, Inc.,
Sr. Unsec’d. Notes
3.150%	12/15/21		340	341,698
JBS USA LLC/JBS USA Finance, Inc. (Brazil),
Gtd. Notes, 144A
7.250%	06/01/21		130	138,342
8.250%	02/01/20		69	75,555

				555,595

Foods — 0.2%
Big Heart Pet Brands,
Gtd. Notes
7.625%	02/15/19		274	285,474
BI-LO LLC/BI-LO Finance Corp.,
Sr. Unsec’d. Notes, PIK, 144A
8.625%	09/15/18		48	49,740

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Foods (cont’d.)
Bumble Bee Holdings, Inc. (Luxembourg),
Sr. Sec’d. Notes, 144A
9.000%	12/15/17	(a)	305	$332,450
ConAgra Foods, Inc.,
Sr. Unsec’d. Notes
1.300%	01/25/16		30	30,199
2.100%	03/15/18		61	60,698
3.200%	01/25/23	(a)	515	491,864
Hawk Acquisition Sub, Inc.,
Sec’d. Notes, 144A
4.250%	10/15/20		675	664,031
Ingles Markets, Inc.,
Sr. Unsec’d. Notes
5.750%	06/15/23		35	35,000
Kraft Foods Group, Inc.,
Sr. Unsec’d. Notes
3.500%	06/06/22	(a)	545	548,285
5.000%	06/04/42	(a)	679	711,017
5.375%	02/10/20		314	358,058
6.875%	01/26/39		218	280,682
Post Holdings, Inc.,
Gtd. Notes
7.375%	02/15/22		400	430,000
Gtd. Notes, 144A
6.750%	12/01/21		33	34,939
Sun Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
5.250%	08/01/18		86	89,333
5.875%	08/01/21		39	40,463
Wells Enterprises, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	02/01/20		22	22,770

				4,465,003

Gaming
MTR Gaming Group, Inc.,
Sec’d. Notes
11.500%	08/01/19		60	67,800

Gas
AGL Capital Corp.,
Gtd. Notes
3.500%	09/15/21		150	152,736
4.400%	06/01/43		63	61,618
5.875%	03/15/41		91	107,930
6.375%	07/15/16		150	167,284
Atmos Energy Corp.,
Sr. Unsec’d. Notes
4.950%	10/15/14		120	122,810
8.500%	03/15/19		300	382,806

				995,184

Gas Utilities — 0.1%
ONEOK Partners LP,
Gtd. Notes
3.250%	02/01/16		430	447,077
6.200%	09/15/43		790	904,977

				1,352,054

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Hand/Machine Tools
BC Mountain LLC/BC Mountain Finance, Inc.,
Gtd. Notes, 144A
7.000%	02/01/21		22	$21,780
Milacron LLC/Mcron Finance Corp.,
Gtd. Notes, 144A
7.750%	02/15/21		145	156,600

				178,380

Health Care Equipment & Supplies — 0.1%
Alere, Inc.,
Gtd. Notes
6.500%	06/15/20		33	34,650
Amsurg Corp.,
Gtd. Notes
5.625%	11/30/20		35	36,400
Baxter International, Inc.,
Sr. Unsec’d. Notes
1.850%	06/15/18		69	68,608
Biomet, Inc.,
Gtd. Notes
6.500%	08/01/20		250	269,250
CHS/Community Health Systems, Inc.,
Gtd. Notes
7.125%	07/15/20		80	86,800
ConvaTec Healthcare E SA (Luxembourg),
Gtd. Notes, 144A
10.500%	12/15/18		200	222,500
DJO Finance LLC/DJO Finance Corp.,
Gtd. Notes
7.750%	04/15/18		250	263,125
Medtronic, Inc.,
Sr. Unsec’d. Notes
3.625%	03/15/24		1,005	1,009,124
Quest Diagnostics, Inc.,
Gtd. Notes
4.750%	01/30/20		170	182,014
Ventas Realty LP,
Gtd. Notes
5.700%	09/30/43		305	344,300

				2,516,771

Health Care Providers & Services — 0.4%
Aetna, Inc.,
Sr. Unsec’d. Notes
2.750%	11/15/22		1,035	972,178
4.500%	05/15/42		450	442,498
6.750%	12/15/37		100	128,491
AmerisourceBergen Corp.,
Gtd. Notes
3.500%	11/15/21		410	419,794
Cigna Corp.,
Sr. Unsec’d. Notes
4.000%	02/15/22	(a)	1,190	1,233,965
Express Scripts Holding Co.,
Gtd. Notes
2.100%	02/12/15		1,000	1,012,742
2.650%	02/15/17	(a)	305	315,422
3.125%	05/15/16		690	718,852
4.750%	11/15/21	(a)	1,135	1,233,496

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Health Care Providers & Services (cont’d.)
HCA Holdings, Inc.,
Sr. Unsec’d. Notes
6.250%	02/15/21		85	$90,993
7.750%	05/15/21	(a)	250	275,625
HCA, Inc.,
Gtd. Notes
7.500%	02/15/22		250	285,625
Sr. Sec’d. Notes
7.250%	09/15/20		194	209,763
IASIS Healthcare LLC/IASIS Capital Corp.,
Gtd. Notes
8.375%	05/15/19		130	138,775
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
2.200%	08/23/17		365	369,429
McKesson Corp.,
Sr. Unsec’d. Notes
2.700%	12/15/22		464	432,225
4.883%	03/15/44		400	405,440
MultiPlan, Inc.,
Gtd. Notes, 144A
9.875%	09/01/18	(a)	290	314,650
National Mentor Holdings, Inc.,
Gtd. Notes, 144A
12.500%	02/15/18		163	173,595
Tenet Healthcare Corp.,
Sr. Sec’d. Notes, 144A
6.000%	10/01/20		74	79,180
Sr. Unsec’d. Notes
6.750%	02/01/20		500	526,250
8.125%	04/01/22	(a)	120	134,100
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.750%	02/15/23		58	54,604
3.875%	10/15/20		690	729,710
3.950%	10/15/42	(a)	35	31,683
6.625%	11/15/37		270	347,494
WellPoint, Inc.,
Sr. Unsec’d. Notes
2.300%	07/15/18	(a)	440	441,217
3.300%	01/15/23		35	33,564
4.625%	05/15/42		365	352,122
4.650%	01/15/43		141	136,511
5.100%	01/15/44		705	731,880

				12,771,873

Healthcare Providers & Services
Express Scripts Holding Co.,
Gtd. Notes
3.900%	02/15/22		225	230,288

Home Builders
K Hovnanian Enterprises, Inc.,
Gtd. Notes
11.875%	10/15/15		120	136,800
Sec’d. Notes, 144A
9.125%	11/15/20		63	70,717
Sr. Sec’d. Notes, 144A
7.250%	10/15/20		60	65,100

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Home Builders (cont’d.)
KB Home,
Gtd. Notes
4.750%	05/15/19		39	$39,293
M/I Homes, Inc.,
Gtd. Notes
8.625%	11/15/18		91	98,166
Meritage Homes Corp.,
Gtd. Notes
7.000%	04/01/22		35	38,587
Standard Pacific Corp.,
Gtd. Notes
8.375%	05/15/18		60	70,950
8.375%	01/15/21		80	94,600
10.750%	09/15/16	(a)	13	15,600
Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
Gtd. Notes, 144A
7.750%	04/15/20		41	45,203
WCI Communities, Inc.,
Gtd. Notes, 144A
6.875%	08/15/21		101	104,788

				779,804

Hotels, Restaurants & Leisure
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes, 144A
5.625%	10/15/21		80	83,600
MGM Resorts International,
Gtd. Notes
7.625%	01/15/17	(a)	250	285,313
7.750%	03/15/22		250	290,000
11.375%	03/01/18		400	517,000

				1,175,913

Household Durables
Brookfield Residential Properties, Inc. (Canada),
Gtd. Notes, 144A
6.125%	07/01/22		92	94,990
6.500%	12/15/20		40	42,600
Jarden Corp.,
Gtd. Notes
7.500%	05/01/17		50	57,563
7.500%	01/15/20		500	544,375
Lennar Corp.,
Gtd. Notes
4.500%	06/15/19		12	12,210
6.950%	06/01/18		10	11,300
Series B, Gtd. Notes
12.250%	06/01/17		165	212,025

				975,063

Household Products — 0.1%
Central Garden & Pet Co.,
Gtd. Notes
8.250%	03/01/18	(a)	400	412,500
Newell Rubbermaid, Inc.,
Sr. Unsec’d. Notes
4.700%	08/15/20		73	77,823

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Household Products (cont’d.)
Prestige Brands, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	12/15/21	(a)	50	$51,187
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
5.800%	08/15/34		200	243,934
Revlon Consumer Products Corp.,
Gtd. Notes
5.750%	02/15/21		69	69,345
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Gtd. Notes
9.000%	04/15/19		500	535,000
9.875%	08/15/19		285	318,487
Sr. Sec’d. Notes
7.875%	08/15/19		400	440,500

				2,148,776

Independent Power & Renewable Electricity Producers
AES Corp. (The),
Sr. Unsec’d. Notes
5.500%	03/15/24	(a)	20	19,850

Industrial Conglomerates — 0.1%
Danaher Corp.,
Sr. Unsec’d. Notes
3.900%	06/23/21		139	147,047
General Electric Co.,
Sr. Unsec’d. Notes
2.700%	10/09/22		53	51,368
4.125%	10/09/42	(a)	900	864,804
Hutchison Whampoa International 10 Ltd. (Hong Kong),
Gtd. Notes, 144A
6.000%(c)	12/29/49		650	687,375
Hutchison Whampoa International 12 II Ltd. (Hong Kong),
Gtd. Notes, 144A
3.250%	11/08/22		200	191,504
Ingersoll-Rand Global Holding Co. Ltd.,
Gtd. Notes, 144A
2.875%	01/15/19		123	122,634
J.B. Poindexter & Co., Inc.,
Sr. Unsec’d. Notes, 144A
9.000%	04/01/22		60	64,200
LSB Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.750%	08/01/19	(a)	122	130,845
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, 144A
6.125%	08/17/26		180	219,782

				2,479,559

Insurance — 0.6%
ACE INA Holdings, Inc.,
Gtd. Notes
5.600%	05/15/15		170	179,385
AIG SunAmerica Global Financing X,
Sr. Sec’d. Notes, 144A
6.900%	03/15/32		185	238,039
Allstate Corp. (The),
Sr. Unsec’d. Notes
3.150%	06/15/23		122	119,846

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
Sub. Notes
5.750%(c)	08/15/53	(a)		700	$735,000
American International Group, Inc.,
Jr. Sub. Notes
8.175%(c)	05/15/68			245	321,869
Jr. Sub. Notes, 144A
8.625%(c)	05/22/68		GBP	200	393,445
Sr. Unsec’d. Notes
3.375%	08/15/20			1,720	1,755,934
4.125%	02/15/24			165	168,494
4.875%	06/01/22			380	416,108
6.400%	12/15/20	(a)		1,195	1,423,773
Aon Corp. (United Kingdom),
Gtd. Notes
3.125%	05/27/16			125	129,928
3.500%	09/30/15			34	35,297
6.250%	09/30/40			33	40,210
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC,
Sr. Unsec’d. Notes, 144A
7.875%	12/15/20			35	37,450
AXA SA (France),
Sub. Notes
8.600%	12/15/30			305	393,450
Berkshire Hathaway Finance Corp.,
Gtd. Notes
2.450%	12/15/15			133	137,223
2.900%	10/15/20			245	248,334
3.000%	05/15/22			1,575	1,569,974
4.400%	05/15/42			165	161,189
5.400%	05/15/18			700	798,900
Catlin Insurance Co. Ltd. (Bermuda),
Jr. Sub. Notes, 144A
7.249%(c)	07/29/49			105	108,413
CNA Financial Corp.,
Sr. Unsec’d. Notes
5.850%	12/15/14			100	103,639
5.875%	08/15/20			125	143,485
Genworth Financial, Inc.,
Gtd. Notes
7.700%	06/15/20			50	60,919
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
5.125%	04/15/22			360	400,537
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
5.000%	06/01/21			68	73,184
7.800%	03/07/87			150	166,500
10.750%(c)	06/15/88			211	316,500
Liberty Mutual Insurance Co.,
Sub. Notes, 144A
7.875%	10/15/26			200	243,535
Lincoln National Corp.,
Sr. Unsec’d. Notes
4.200%	03/15/22			29	30,389
4.850%	06/24/21			30	32,836
6.250%	02/15/20			390	458,127
Markel Corp.,
Sr. Unsec’d. Notes
3.625%	03/30/23			810	787,581

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
5.375%	12/01/41		66	$72,244
MetLife Institutional Funding II,
Sec’d. Notes, 144A
1.143%(c)	04/04/14		153	153,004
MetLife, Inc.,
Jr. Sub. Notes
6.400%	12/15/66		285	300,675
Sr. Unsec’d. Notes
4.125%	08/13/42	(a)	250	234,821
4.750%	02/08/21	(a)	570	634,128
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A
3.000%	01/10/23		700	669,936
Sr. Sec’d. Notes, 144A
3.650%	06/14/18		120	126,880
3.875%	04/11/22		767	791,060
5.125%	06/10/14		250	252,279
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
6.600%	04/15/34		85	85,425
9.375%	08/15/39		300	441,191
New York Life Global Funding,
Sr. Sec’d. Notes, 144A
3.000%	05/04/15	(a)	630	646,272
Onex USI Acquisition Corp.,
Sr. Unsec’d. Notes, 144A
7.750%	01/15/21		94	97,995
Pacific Life Global Funding,
Sr. Sec’d. Notes, 144A
5.000%	05/15/17		200	209,508
Pacific Life Insurance Co.,
Sub. Notes, 144A
9.250%	06/15/39		260	380,935
Principal Financial Group, Inc.,
Gtd. Notes
8.875%	05/15/19		220	281,215
Principal Life Global Funding II,
Sr. Sec’d. Notes, 144A
1.000%	12/11/15		94	94,094
Swiss Re Capital I LP (Switzerland),
Gtd. Notes, 144A
6.854%(c)	05/29/49		435	465,450
Swiss Re Treasury US Corp.,
Gtd. Notes, 144A
4.250%	12/06/42		595	555,158
Travelers Property Casualty Corp.,
Sr. Unsec’d. Notes
7.750%	04/15/26		190	253,749

				18,975,512

Internet & Catalog Retail
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.500%	11/29/22		1,205	1,119,564

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Internet Software & Services
eBay, Inc.,
Sr. Unsec’d. Notes
1.350%	07/15/17		114	$113,967
3.250%	10/15/20		285	291,661
4.000%	07/15/42		253	223,769
Equinix, Inc.,
Sr. Unsec’d. Notes
4.875%	04/01/20		72	73,620
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes
10.125%	07/01/20		155	179,800

				882,817

IT Services — 0.1%
International Business Machines Corp.,
Sr. Unsec’d. Notes
1.625%	05/15/20	(a)	538	509,050
1.875%	08/01/22		1,360	1,227,812
1.950%	07/22/16	(a)	147	151,258
3.375%	08/01/23	(a)	360	360,006
3.625%	02/12/24		715	720,924
4.000%	06/20/42		254	235,103

				3,204,153

Leisure Time
Easton-Bell Sports, Inc.,
Sr. Sec’d. Notes
9.750%	12/01/16		250	263,443
MISA Investments Ltd.,
Unsec’d. Notes, PIK, 144A
8.625%	08/15/18		55	56,650
Sabre, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	05/15/19		500	552,500

				872,593

Lodging — 0.1%
Caesars Entertainment Operating Co., Inc.,
Sr. Sec’d. Notes
9.000%	02/15/20	(a)	500	448,750
11.250%	06/01/17		250	240,625
Caesars Entertainment Resort Properties LLC,
Sr. Sec’d. Notes, 144A
8.000%	10/01/20		200	210,500
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
Sr. Sec’d. Notes, 144A
10.500%	07/01/19		63	67,567
Felcor Lodging LP,
Sr. Sec’d. Notes
6.750%	06/01/19		275	295,281
Marina District Finance Co., Inc.,
Sr. Sec’d. Notes
9.875%	08/15/18		250	268,750
Seminole Hard Rock Entertainment, Inc,/Seminole Hard Rock International LLC,
Gtd. Notes, 144A
5.875%	05/15/21		120	120,900

				1,652,373

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Machinery — 0.1%
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.000%	03/15/22		25	$25,125
BlueLine Rental Finance Corp.,
Sec’d. Notes, 144A
7.000%	02/01/19		60	63,450
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
2.850%	06/01/22		247	239,712
7.150%	02/15/19		300	366,749
Caterpillar, Inc.,
Sr. Unsec’d. Notes
3.803%	08/15/42		977	867,590
CNH Capital LLC,
Gtd. Notes
3.625%	04/15/18		45	45,787
Deere & Co.,
Sr. Unsec’d. Notes
2.600%	06/08/22		45	43,024
3.900%	06/09/42		38	35,259
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
3.900%	09/01/42		496	451,786
Liberty Tire Recycling LLC,
Gtd. Notes, 144A
11.000%	10/01/16		87	84,825
Terex Corp.,
Gtd. Notes
6.000%	05/15/21		400	428,000
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.,
Sr. Sec’d. Notes
8.750%	02/01/19		207	222,266

				2,873,573

Media — 0.8%
21st Century Fox America, Inc.,
Gtd. Notes
5.400%	10/01/43		300	322,972
6.650%	11/15/37		545	665,661
7.250%	05/18/18		300	361,241
7.430%	10/01/26		100	124,667
7.625%	11/30/28		100	127,345
7.700%	10/30/25		100	126,910
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
8.000%	04/15/20		200	233,250
CBS Corp.,
Gtd. Notes
1.950%	07/01/17		830	840,225
4.850%	07/01/42	(a)	100	96,330
5.750%	04/15/20		34	38,619
7.875%	07/30/30		80	104,854
8.875%	05/15/19		50	64,104
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
5.250%	03/15/21		317	319,377
6.500%	04/30/21	(a)	250	265,000
7.000%	01/15/19		90	95,175
8.125%	04/30/20		250	273,750

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
Clear Channel Communications, Inc.,
Sr. Sec’d. Notes
9.000%	12/15/19		84	$88,200
Clear Channel Worldwide Holdings, Inc.,
Series A, Gtd. Notes
7.625%	03/15/20	(a)	15	16,087
Series B, Gtd. Notes
6.500%	11/15/22		350	374,063
7.625%	03/15/20		385	415,800
Cogeco Cable, Inc. (Canada),
Gtd. Notes, 144A
4.875%	05/01/20		19	18,905
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22		160	226,751
Comcast Cable Communications LLC,
Gtd. Notes
8.875%	05/01/17		200	244,004
Comcast Cable Holdings LLC,
Gtd. Notes
10.125%	04/15/22		315	437,883
Comcast Corp.,
Gtd. Notes
4.500%	01/15/43	(a)	175	170,683
4.650%	07/15/42		185	184,524
4.750%	03/01/44		355	360,337
6.450%	03/15/37		275	338,308
COX Communications, Inc.,
Sr. Unsec’d. Notes, 144A
9.375%	01/15/19		145	184,544
COX Enterprises, Inc.,
Sr. Unsec’d. Notes, 144A
7.375%	07/15/27		125	149,173
CSC Holdings LLC,
Sr. Unsec’d. Notes
6.750%	11/15/21		30	33,525
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
3.800%	03/15/22		200	197,908
5.000%	03/01/21		176	189,230
5.150%	03/15/42		1,600	1,512,626
6.000%	08/15/40		200	208,508
Discovery Communications LLC,
Gtd. Notes
4.375%	06/15/21		159	168,149
4.875%	04/01/43		300	292,227
4.950%	05/15/42		100	98,412
DISH DBS Corp.,
Gtd. Notes
5.000%	03/15/23		19	19,143
6.750%	06/01/21		190	212,800
7.875%	09/01/19	(a)	612	723,690
Harron Communications LP/Harron Finance Corp.,
Sr. Unsec’d. Notes, 144A
9.125%	04/01/20		65	73,450
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	02/15/23		320	311,166

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
NBCUniversal Enterprise, Inc.,
Gtd. Notes, 144A
1.662%	04/15/18		1,345	$1,320,202
NBCUniversal Media LLC,
Gtd. Notes
4.375%	04/01/21		260	282,159
4.450%	01/15/43		1,010	977,122
5.950%	04/01/41		90	106,241
6.400%	04/30/40		154	190,528
Nielsen Finance LLC/Nielsen Finance Co.,
Notes
5.000%	04/15/22		32	32,080
Omnicom Group, Inc.,
Gtd. Notes
3.625%	05/01/22		410	407,171
Quebecor Media, Inc. (Canada),
Sr. Unsec’d. Notes
7.750%	03/15/16		263	263,657
Sinclair Television Group, Inc.,
Gtd. Notes
5.375%	04/01/21	(a)	250	248,125
Sirius XM Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
5.875%	10/01/20		25	26,313
Sirius XM Radio, Inc.,
Sr. Unsec’d. Notes, 144A
4.250%	05/15/20		575	562,063
TCI Communications, Inc.,
Sr. Unsec’d. Notes
7.125%	02/15/28		150	189,488
8.750%	08/01/15		150	166,184
Thomson Reuters Corp.,
Sr. Unsec’d. Notes
3.950%	09/30/21		442	450,712
Time Warner Cable, Inc.,
Gtd. Notes
4.500%	09/15/42	(a)	275	252,443
5.500%	09/01/41		625	651,631
8.250%	04/01/19		300	373,787
8.750%	02/14/19	(a)	300	379,507
Time Warner Entertainment Co. LP,
Gtd. Notes
8.375%	07/15/33		257	354,168
Time Warner, Inc.,
Gtd. Notes
4.750%	03/29/21		770	842,476
6.200%	03/15/40		1,010	1,169,479
6.250%	03/29/41		19	22,258
6.500%	11/15/36		25	29,641
7.625%	04/15/31		300	399,696
Univision Communications, Inc.,
Gtd. Notes, 144A
8.500%	05/15/21		335	371,013
Viacom, Inc.,
Sr. Unsec’d. Notes
3.875%	12/15/21		234	238,847
4.375%	03/15/43		635	564,314
4.500%	03/01/21		140	150,353
5.850%	09/01/43		345	379,098

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
Videotron Ltd. (Canada),
Gtd. Notes
5.000%	07/15/22		6	$6,015
Gtd. Notes, 144A
5.375%	06/15/24		47	47,235

				22,763,582

Metals & Mining — 0.4%
AK Steel Corp.,
Sr. Sec’d. Notes
8.750%	12/01/18		70	78,575
Aleris International, Inc.,
Gtd. Notes
7.625%	02/15/18		12	12,390
7.875%	11/01/20		85	87,550
Allegheny Technologies, Inc.,
Sr. Unsec’d. Notes
5.875%	08/15/23		265	277,180
APERAM (Luxembourg),
Sr. Unsec’d. Notes, 144A
7.375%	04/01/16		250	257,500
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
6.750%	02/25/22	(a)	400	439,000
10.350%	06/01/19		230	291,237
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes
5.250%	04/01/42		320	292,235
Barrick North America Finance LLC (Canada),
Gtd. Notes
4.400%	05/30/21		300	302,288
5.700%	05/30/41		285	275,955
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
1.625%	02/24/17	(a)	69	69,991
2.050%	09/30/18	(a)	137	137,343
4.125%	02/24/42		200	186,002
5.000%	09/30/43		999	1,057,124
5.500%	04/01/14		70	70,000
Bluescope Steel Ltd./Bluescope Steel Finance USA LLC (Australia),
Gtd. Notes, 144A
7.125%	05/01/18		33	34,897
Coeur Mining, Inc.,
Gtd. Notes
7.875%	02/01/21		127	127,635
Commercial Metals Co.,
Sr. Unsec’d. Notes
4.875%	05/15/23		45	43,200
7.350%	08/15/18		100	114,000
CONSOL Energy, Inc.,
Gtd. Notes
8.250%	04/01/20		130	141,213
First Quantum Minerals Ltd. (Canada),
Gtd. Notes, 144A
6.750%	02/15/20		72	72,900
7.000%	02/15/21		77	78,347
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
8.250%	11/01/19	(a)	850	935,000

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Metals & Mining (cont’d.)
Freeport-McMoRan Copper & Gold, Inc.,
Gtd. Notes
3.100%	03/15/20		57	$55,451
5.450%	03/15/43		604	593,956
Sr. Unsec’d. Notes
2.150%	03/01/17	(a)	242	245,570
Hecla Mining Co.,
Gtd. Notes
6.875%	05/01/21		158	153,260
Imperial Metals Corp. (Canada),
Gtd. Notes, 144A
7.000%	03/15/19		50	51,000
KGHM International Ltd. (Canada),
Gtd. Notes, 144A
7.750%	06/15/19		35	36,925
New Gold, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.250%	11/15/22		59	59,885
Novelis, Inc.,
Gtd. Notes
8.375%	12/15/17		125	133,750
8.750%	12/15/20		125	139,687
Nucor Corp.,
Sr. Unsec’d. Notes
4.000%	08/01/23		108	107,709
Placer Dome, Inc. (Canada),
Sr. Unsec’d. Notes
6.450%	10/15/35		280	292,820
Prince Mineral Holding Corp.,
Sr. Sec’d. Notes, 144A
11.500%	12/15/19		25	28,063
Rio Tinto Finance USA Ltd. (United Kingdom),
Gtd. Notes
3.500%	11/02/20		58	59,400
3.750%	09/20/21		100	102,992
4.125%	05/20/21		150	158,051
8.950%	05/01/14		185	186,239
Rio Tinto Finance USA PLC (United Kingdom),
Gtd. Notes
2.875%	08/21/22	(a)	1,410	1,342,031
Steel Dynamics, Inc.,
Gtd. Notes
5.250%	04/15/23		60	61,050
6.125%	08/15/19		60	65,250
6.375%	08/15/22		60	65,250
Taseko Mines Ltd. (Canada),
Gtd. Notes
7.750%	04/15/19		140	142,800
United States Steel Corp.,
Sr. Unsec’d. Notes
7.000%	02/01/18		160	177,200
Xstrata Finance Canada Ltd. (Canada),
Gtd. Notes, 144A
5.550%	10/25/42		895	863,189

				10,503,090

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Multiline Retail — 0.1%
Macy’s Retail Holdings, Inc.,
Gtd. Notes
2.875%	02/15/23	(a)	610	$571,163
4.300%	02/15/43	(a)	635	580,457
5.125%	01/15/42		21	21,654
5.900%	12/01/16		370	411,586
6.700%	07/15/34		130	157,840
7.450%	07/15/17		400	471,600
7.875%	07/15/15		235	255,164

				2,469,464

Multi-National
African Development Bank (Supranational Bank),
Sub. Debs.
8.800%	09/01/19		620	796,178
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
3.750%	01/15/16		288	300,238

				1,096,416

Multi-Utilities — 0.3%
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
4.500%	01/15/21		86	92,904
5.850%	01/15/41		215	255,899
6.125%	11/01/17		235	268,753
CMS Energy Corp.,
Sr. Unsec’d. Notes
8.750%	06/15/19		80	102,694
Consolidated Edison Co. of New York, Inc.,
Series 08-A, Sr. Unsec’d. Notes
5.850%	04/01/18		645	740,105
Series 12-A, Sr. Unsec’d. Notes
4.200%	03/15/42		69	65,978
Dominion Gas Holdings LLC,
Sr. Unsec’d. Notes, 144A
4.800%	11/01/43		235	239,632
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
4.450%	03/15/21		1,335	1,437,851
Series 07-A, Sr. Unsec’d. Notes
6.000%	11/30/17		250	285,111
Series B, Sr. Unsec’d. Notes
2.750%	09/15/22	(a)	429	406,106
Series C, Sr. Unsec’d. Notes
4.900%	08/01/41		32	32,649
Series F, Sr. Unsec’d. Notes
5.250%	08/01/33		155	170,399
Nisource Finance Corp.,
Gtd. Notes
4.450%	12/01/21		480	501,424
4.800%	02/15/44		245	234,643
5.650%	02/01/45		221	237,633
5.800%	02/01/42		699	752,692
Public Service Co. of Colorado,
First Mortgage
3.200%	11/15/20		36	36,970

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Multi-Utilities (cont’d.)
Public Service Co. of New Hampshire,
First Mortgage
3.500%	11/01/23		40	$40,082
Public Service Co. of Oklahoma,
Sr. Unsec’d. Notes
5.150%	12/01/19		335	372,571
Public Service Electric & Gas Co.,
First Mortgage
2.700%	05/01/15		155	158,762
Sec’d. Notes, MTN
3.650%	09/01/42		75	67,204
Sempra Energy,
Sr. Unsec’d. Notes
2.300%	04/01/17		900	920,237
2.875%	10/01/22		1,465	1,387,405
6.000%	10/15/39		150	178,915
9.800%	02/15/19		320	423,779
Wisconsin Electric Power Co.,
Sr. Unsec’d. Notes
1.700%	06/15/18		250	247,973
2.950%	09/15/21		7	6,975
3.650%	12/15/42		77	68,139

				9,733,485

Office Equipment
CDW LLC/CDW Finance Corp.,
Gtd. Notes
8.500%	04/01/19		481	526,695
Xerox Corp.,
Sr. Unsec’d. Notes
2.950%	03/15/17	(a)	33	34,309
4.500%	05/15/21		56	59,014
6.750%	02/01/17		200	227,592

				847,610

Oil, Gas & Consumable Fuels — 1.3%
Alberta Energy Co. Ltd. (Canada),
Sr. Unsec’d. Notes
7.375%	11/01/31		350	430,263
Anadarko Finance Co.,
Series B, Gtd. Notes
7.500%	05/01/31		160	203,722
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
5.950%	09/15/16		1,125	1,248,137
6.375%	09/15/17		730	835,715
8.700%	03/15/19		350	443,682
Antero Resources Finance Corp.,
Gtd. Notes, 144A
5.375%	11/01/21		30	30,450
Apache Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/22		28	28,242
3.625%	02/01/21		100	104,937
4.750%	04/15/43		65	65,343
6.900%	09/15/18		150	179,576
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
4.487%	02/15/42		101	100,216

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
2.750%	05/10/23		765	$717,485
3.200%	03/11/16		650	681,366
3.245%	05/06/22		950	942,005
3.561%	11/01/21		540	555,054
3.875%	03/10/15		320	330,542
4.742%	03/11/21		100	110,941
BreitBurn Energy Partners LP/BreitBurn Finance Corp.,
Gtd. Notes
8.625%	10/15/20		400	437,500
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
5.700%	05/15/17		930	1,046,700
6.450%	06/30/33		190	226,510
Canadian Oil Sands Ltd. (Canada),
Gtd. Notes, 144A
6.000%	04/01/42		560	618,078
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.000%	08/15/22		623	595,995
4.450%	09/15/42	(a)	645	611,489
5.200%	09/15/43		350	367,615
6.750%	11/15/39		150	186,258
Chesapeake Energy Corp.,
Gtd. Notes
3.250%	03/15/16		27	27,270
6.500%	08/15/17		128	143,680
7.250%	12/15/18		122	142,130
Chevron Corp.,
Sr. Unsec’d. Notes
2.427%	06/24/20		45	44,679
3.191%	06/24/23		73	72,115
Citgo Petroleum Corp.,
Sr. Sec’d. Notes, 144A
11.500%	07/01/17		80	86,000
CNOOC Finance 2013 Ltd. (China),
Gtd. Notes
1.125%	05/09/16		200	199,937
3.000%	05/09/23	(a)	285	257,847
Comstock Resources, Inc.,
Gtd. Notes
9.500%	06/15/20		58	66,120
ConocoPhillips,
Gtd. Notes
6.000%	01/15/20		1,875	2,219,428
Sr. Unsec’d. Notes
6.650%	07/15/18		250	296,561
Denbury Resources, Inc.,
Gtd. Notes
8.250%	02/15/20		300	326,250
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41		80	88,602
6.300%	01/15/19		160	187,389
7.950%	04/15/32		150	205,335
Diamondback Energy, Inc.,
Gtd. Notes, 144A
7.625%	10/01/21		47	50,760

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Energy XXI Gulf Coast, Inc.,
Gtd. Notes, 144A
7.500%	12/15/21		90	$94,275
Eni SpA (Italy),
Series EX2, Sr. Unsec’d. Notes, 144A
5.700%	10/01/40		250	260,285
EOG Resources, Inc.,
Sr. Unsec’d. Notes
2.625%	03/15/23		172	162,496
4.100%	02/01/21		200	215,349
EP Energy LLC/EP Energy Finance, Inc.,
Sr. Unsec’d. Notes
9.375%	05/01/20		250	289,063
EP Energy LLC/Everest Acquisition Finance, Inc.,
Gtd. Notes
7.750%	09/01/22		34	38,165
Sr. Sec’d. Notes
6.875%	05/01/19		250	270,000
Exterran Partners LP,
Notes
6.000%	10/01/22		40	39,348
Halcon Resources Corp.,
Gtd. Notes, 144A
9.250%	02/15/22		60	62,550
Hess Corp.,
Sr. Unsec’d. Notes
7.875%	10/01/29		175	229,834
8.125%	02/15/19		210	262,909
Jones Energy Holdings LLC/Jones Energy Finance Corp.,
Gtd. Notes, 144A
6.750%	04/01/22		30	30,563
Kerr-McGee Corp.,
Gtd. Notes
7.875%	09/15/31		130	168,750
Kodiak Oil & Gas Corp.,
Gtd. Notes
5.500%	02/01/22		43	44,021
Linn Energy LLC/Linn Energy Finance Corp.,
Gtd. Notes, 144A
7.250%	11/01/19		400	417,000
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
6.500%	03/01/41		867	1,049,774
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
6.375%	01/30/23		38	39,330
Nabors Industries Ltd.,
Gtd. Notes
4.625%	09/15/21		135	139,469
5.000%	09/15/20		200	213,475
National Oilwell Varco, Inc.,
Sr. Unsec’d. Notes
1.350%	12/01/17		44	43,534
Noble Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	11/15/43	(a)	1,075	1,122,021
Noble Holding International Ltd.,
Gtd. Notes
3.950%	03/15/22		23	22,807

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
5.250%	03/15/42		169	$165,453
Oasis Petroleum, Inc.,
Gtd. Notes, 144A
6.875%	03/15/22		80	86,600
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.700%	02/15/23		206	194,667
Series 1, Sr. Unsec’d. Notes
4.100%	02/01/21		200	215,349
Ocean Rig UDW, Inc. (Cyprus),
Sr. Unsec’d. Notes, 144A
7.250%	04/01/19		200	199,750
Parker Drilling Co.,
Gtd. Notes
7.500%	08/01/20		51	54,315
Petrobras Global Finance BV (Brazil),
Gtd. Notes
4.375%	05/20/23	(a)	140	128,103
Petrobras International Finance Co. (Brazil),
Gtd. Notes
5.375%	01/27/21	(a)	120	121,359
7.875%	03/15/19		220	250,923
Petro-Canada (Canada),
Sr. Unsec’d. Notes
6.050%	05/15/18		186	214,178
7.875%	06/15/26		130	172,962
Phillips 66,
Gtd. Notes
2.950%	05/01/17		54	56,331
4.300%	04/01/22	(a)	660	697,751
Rosetta Resources, Inc.,
Gtd. Notes
5.625%	05/01/21		25	25,563
5.875%	06/01/22		55	56,237
Rowan Cos., Inc.,
Gtd. Notes
5.850%	01/15/44		715	726,420
Samson Investment Co.,
Gtd. Notes, 144A
10.750%	02/15/20		250	272,500
SandRidge Energy, Inc.,
Gtd. Notes
7.500%	03/15/21		150	160,125
Shell International Finance BV (Netherlands),
Gtd. Notes
2.250%	01/06/23		555	513,205
2.375%	08/21/22		1,210	1,139,273
4.375%	03/25/20		805	883,562
Sinopec Group Overseas Development 2013 Ltd. (China),
Gtd. Notes, 144A
4.375%	10/17/23		249	250,553
SM Energy Co.,
Sr. Unsec’d. Notes
6.500%	01/01/23		40	42,700
Southwestern Public Service Co.,
Sr. Unsec’d. Notes
8.750%	12/01/18		230	294,247

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Spectra Energy Capital LLC,
Gtd. Notes
5.650%	03/01/20		540	$597,195
6.200%	04/15/18		380	432,970
Spectra Energy Partners LP,
Sr. Unsec’d. Notes
2.950%	09/25/18		156	159,026
4.750%	03/15/24		605	637,494
5.950%	09/25/43		38	43,413
Statoil ASA (Norway),
Gtd. Notes
1.150%	05/15/18		201	195,435
1.200%	01/17/18		54	52,971
2.450%	01/17/23	(a)	155	145,306
2.650%	01/15/24		214	200,146
2.900%	11/08/20		515	519,577
3.150%	01/23/22		77	77,240
4.250%	11/23/41		61	59,389
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.950%	12/01/34		150	173,386
6.100%	06/01/18		1,950	2,252,307
6.500%	06/15/38		329	406,554
Swift Energy Co.,
Gtd. Notes
7.125%	06/01/17		125	126,250
Talisman Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.500%	05/15/42	(a)	135	133,731
5.850%	02/01/37		20	20,466
6.250%	02/01/38		25	26,723
7.750%	06/01/19		145	175,140
Talos Production LLC/Talos Production Finance, Inc.,
Gtd. Notes, 144A
9.750%	02/15/18		108	113,130
Teekay Corp. (Bermuda),
Sr. Unsec’d. Notes
8.500%	01/15/20		35	39,813
Tosco Corp.,
Gtd. Notes
7.800%	01/01/27		150	205,475
8.125%	02/15/30		150	217,104
Total Capital Canada Ltd. (France),
Gtd. Notes
2.750%	07/15/23		273	258,248
Total Capital International SA (France),
Gtd. Notes
1.550%	06/28/17		94	94,924
2.700%	01/25/23		575	545,218
2.875%	02/17/22		201	196,833
3.700%	01/15/24		120	122,225
Total Capital SA (France),
Gtd. Notes
4.125%	01/28/21	(a)	1,486	1,595,529
Transocean, Inc.,
Gtd. Notes
3.800%	10/15/22	(a)	286	273,418
6.375%	12/15/21	(a)	625	702,471
6.500%	11/15/20		205	230,200

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Unit Corp.,
Gtd. Notes
6.625%	05/15/21		104	$110,240
Westmoreland Escrow Corp.,
Sr. Sec’d. Notes, 144A
10.750%	02/01/18		50	54,625
WPX Energy, Inc.,
Sr. Unsec’d. Notes
6.000%	01/15/22		500	512,500

				39,355,740

Paper & Forest Products
International Paper Co.,
Sr. Unsec’d. Notes
6.000%	11/15/41		655	750,980
Resolute Forest Products, Inc.,
Gtd. Notes, 144A
5.875%	05/15/23		12	11,700
Unifrax I LLC/Unifrax Holding Co.,
Gtd. Notes, 144A
7.500%	02/15/19		100	106,000

				868,680

Pharmaceuticals — 0.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes
1.200%	11/06/15		910	917,766
1.750%	11/06/17		1,409	1,413,452
2.900%	11/06/22	(a)	480	462,087
Actavis, Inc.,
Sr. Unsec’d. Notes
1.875%	10/01/17		445	442,999
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.000%	08/01/22		210	190,915
Capsugel SA,
Sr. Unsec’d. Notes, PIK, 144A
7.000%	05/15/19		40	41,200
GlaxoSmithKline Capital PLC (United Kingdom),
Gtd. Notes
2.850%	05/08/22		1,475	1,440,013
4.200%	03/18/43		245	237,562
Medco Health Solutions, Inc.,
Gtd. Notes
2.750%	09/15/15		55	56,398
4.125%	09/15/20		540	567,559
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.400%	09/15/22		82	76,686
Mylan, Inc.,
Gtd. Notes
1.800%	06/24/16		210	212,942
2.600%	06/24/18		670	675,031
Gtd. Notes, 144A
7.875%	07/15/20		750	840,731
Novartis Capital Corp. (Switzerland),
Gtd. Notes
2.400%	09/21/22		1,400	1,323,052

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d.)
Teva Pharmaceutical Finance Co. BV (Israel),
Gtd. Notes
2.950%	12/18/22		120	$111,525
3.650%	11/10/21		335	335,557
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
6.750%	08/15/18		63	69,300
7.250%	07/15/22		625	690,625
7.500%	07/15/21		64	72,000
Zoetis, Inc.,
Sr. Unsec’d. Notes
1.875%	02/01/18		52	51,644

				10,229,044

Pipelines — 0.5%
DCP Midstream Operating LP,
Gtd. Notes
3.875%	03/15/23		1,275	1,245,781
5.600%	04/01/44		250	260,952
Enbridge, Inc. (Canada),
Sr. Unsec’d. Notes
4.000%	10/01/23	(a)	835	836,676
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
3.600%	02/01/23	(a)	365	349,115
5.150%	02/01/43		330	317,703
6.050%	06/01/41		250	270,886
6.500%	02/01/42		425	481,666
Enlink Midstream Partners LP,
Sr. Unsec’d. Notes
5.600%	04/01/44		470	496,263
Enterprise Products Operating LLC,
Gtd. Notes
3.700%	06/01/15		1,200	1,239,703
4.450%	02/15/43		325	305,090
4.850%	03/15/44		25	24,936
5.200%	09/01/20	(a)	935	1,043,649
5.700%	02/15/42		395	438,472
8.375%(c)	08/01/66		590	664,487
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
3.950%	09/01/22		660	656,507
5.000%	03/01/43		1,130	1,075,905
6.850%	02/15/20		290	340,576
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	02/01/21		300	321,561
5.150%	10/15/43		72	75,621
6.400%	07/15/18		250	291,445
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
5.750%	01/15/20		1,320	1,515,769
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A
2.800%	10/15/22		185	171,311
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
2.500%	08/01/22		150	140,335
7.125%	01/15/19		250	303,175

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
Williams Partners LP,
Sr. Unsec’d. Notes
4.300%	03/04/24	(a)		1,340	$1,345,942

					14,213,526

Real Estate
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	11/15/20		CAD	80	72,727
WEA Finance LLC/WT Finance Aust Pty Ltd. (Australia),
Gtd. Notes, 144A
3.375%	10/03/22			132	131,812
6.750%	09/02/19			270	324,563

					529,102

Real Estate Investment Trusts (REITs) — 0.5%
American Tower Corp.,
Sr. Unsec’d. Notes
3.500%	01/31/23			620	586,297
American Tower Trust I,
Sr. Sec’d. Notes, 144A
1.551%	03/15/43			233	227,592
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes
3.625%	10/01/20			770	791,863
Boston Properties LP,
Sr. Unsec’d. Notes
3.850%	02/01/23	(a)		760	766,392
4.125%	05/15/21			200	209,938
Camden Property Trust,
Sr. Unsec’d. Notes
5.700%	05/15/17			1,450	1,628,180
CommonWealth REIT,
Sr. Unsec’d. Notes
5.875%	09/15/20			120	126,254
6.650%	01/15/18			320	349,206
DDR Corp.,
Sr. Unsec’d. Notes
3.500%	01/15/21			1,095	1,087,225
Duke Realty LP,
Gtd. Notes
6.750%	03/15/20			285	332,500
Sr. Unsec’d. Notes
3.875%	02/15/21			511	512,040
DuPont Fabros Technology LP,
Gtd. Notes
5.875%	09/15/21			58	61,335
ERP Operating LP,
Sr. Unsec’d. Notes
4.625%	12/15/21			36	38,919
5.250%	09/15/14			170	173,492
5.375%	08/01/16			100	109,918
Geo Group, Inc. (The),
Gtd. Notes
5.875%	01/15/22			250	256,875
HCP, Inc.,
Sr. Unsec’d. Notes
2.625%	02/01/20			441	430,786
3.750%	02/01/19	(a)		1,717	1,809,179

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
5.375%	02/01/21		469	$525,107
Health Care REIT, Inc.,
Sr. Unsec’d. Notes
4.500%	01/15/24		293	301,760
Kimco Realty Corp.,
Sr. Unsec’d. Notes
3.125%	06/01/23		865	809,014
Liberty Property LP,
Sr. Unsec’d. Notes
3.375%	06/15/23		375	353,925
4.400%	02/15/24	(a)	350	355,922
ProLogis LP,
Gtd. Notes
4.250%	08/15/23		610	620,413
6.875%	03/15/20		109	128,728
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes
5.000%	04/15/21		38	38,285
Simon Property Group LP,
Sr. Unsec’d. Notes
4.125%	12/01/21		54	57,550
6.125%	05/30/18		455	529,290
6.750%	02/01/40		100	131,265
UDR, Inc.,
Gtd. Notes
3.700%	10/01/20		775	786,630
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes
4.250%	03/01/22	(a)	1,380	1,432,635
Weingarten Realty Investors,
Sr. Unsec’d. Notes
4.450%	01/15/24		410	413,926

				15,982,441

Retail — 0.1%
Claire’s Stores, Inc.,
Gtd. Notes, 144A
7.750%	06/01/20		22	16,940
Sec’d. Notes
8.875%	03/15/19	(a)	474	440,820
Sr. Sec’d. Notes, 144A
6.125%	03/15/20	(a)	47	44,063
9.000%	03/15/19		553	574,429
Guitar Center, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	04/15/19		44	43,725
HT Intermediate Holdings Corp.,
Sr. Unsec’d. Notes, PIK, 144A
12.000%	05/15/19		75	76,125
L Brands, Inc.,
Gtd. Notes
6.625%	04/01/21		500	561,875
New Albertsons, Inc.,
Sr. Unsec’d. Notes
7.450%	08/01/29		91	73,255
8.000%	05/01/31		52	42,900
Party City Holdings, Inc.,
Gtd. Notes
8.875%	08/01/20	(a)	300	334,125

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Retail (cont’d.)
Radio Systems Corp.,
Sec’d. Notes, 144A
8.375%	11/01/19		55	$60,913
Real Mex Restaurants, Inc.,
Notes
11.000%	01/01/40		223	222,756
Rite Aid Corp.,
Gtd. Notes
6.750%	06/15/21	(a)	70	75,775
Serta Simmons Holdings LLC,
Sr. Unsec’d. Notes, 144A
8.125%	10/01/20	(a)	500	549,375

				3,117,076

Road & Rail — 0.1%
Canadian Pacific Railway Co. (Canada),
Sr. Unsec’d. Notes
7.125%	10/15/31		150	190,897
CSX Corp.,
Sr. Unsec’d. Notes
4.100%	03/15/44		155	141,383
4.250%	06/01/21		65	69,102
4.750%	05/30/42		265	269,664
6.250%	04/01/15		90	94,978
7.375%	02/01/19		100	121,673
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
2.903%	02/15/23		342	325,426
3.850%	01/15/24		292	296,542
4.800%	08/15/43		405	416,140
5.590%	05/17/25		74	82,751
6.000%	05/23/2111		216	246,358
Union Pacific Corp.,
Sr. Unsec’d. Notes
4.821%	02/01/44		246	256,559

				2,511,473

Savings & Loan
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.650%	02/25/15		600	621,514

Semiconductors & Semiconductor Equipment — 0.1%
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
7.500%	08/15/22		71	70,290
Sr. Unsec’d. Notes, 144A
6.750%	03/01/19		60	60,225
Entegris, Inc.,
Gtd. Notes, 144A
6.000%	04/01/22		20	20,450
Freescale Semiconductor, Inc.,
Gtd. Notes
8.050%	02/01/20		50	54,937
Sr. Sec’d. Notes, 144A
6.000%	01/15/22		37	39,266
Intel Corp.,
Sr. Unsec’d. Notes
3.300%	10/01/21		163	166,762
4.800%	10/01/41	(a)	150	154,986

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Micron Technology, Inc.,
Sr. Unsec’d. Notes, 144A
5.875%	02/15/22		24	$25,140
National Semiconductor Corp.,
Sr. Unsec’d. Notes
6.600%	06/15/17		440	511,211
Samsung Electronics America, Inc. (South Korea),
Gtd. Notes, 144A
1.750%	04/10/17		1,190	1,192,249
Sensata Technologies BV (Netherlands),
Gtd. Notes, 144A
4.875%	10/15/23		43	42,247

				2,337,763

Software — 0.3%
Audatex North America, Inc.,
Gtd. Notes, 144A
6.000%	06/15/21		45	48,037
6.125%	11/01/23		21	22,339
Epicor Software Corp.,
Gtd. Notes
8.625%	05/01/19		250	273,437
First Data Corp.,
Gtd. Notes
10.625%	06/15/21		250	281,250
11.250%	01/15/21		53	60,486
11.750%	08/15/21		140	147,000
12.625%	01/15/21		304	361,760
Sec’d. Notes, 144A
8.250%	01/15/21	(a)	27	29,295
Sec’d. Notes, PIK, 144A
8.750%	01/15/22		535	584,487
Sr. Sec’d. Notes, 144A
6.750%	11/01/20		225	241,875
7.375%	06/15/19		60	64,500
8.875%	08/15/20		250	276,875
Healthcare Technology Intermediate, Inc.,
Sr. Unsec’d. Notes, PIK, 144A
7.375%	09/01/18		33	33,660
iGATE Corp.,
Gtd. Notes, 144A
4.750%	04/15/19		34	34,127
Infor US, Inc.,
Gtd. Notes
9.375%	04/01/19		45	50,681
Intuit, Inc.,
Sr. Unsec’d. Notes
5.750%	03/15/17		280	314,394
Microsoft Corp.,
Sr. Unsec’d. Notes
0.875%	11/15/17		31	30,559
3.500%	11/15/42		1,000	865,124
3.625%	12/15/23		245	251,328
4.875%	12/15/43		220	237,600
NCR Corp.,
Gtd. Notes
5.000%	07/15/22		14	14,017

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Software (cont’d.)
Oracle Corp.,
Sr. Unsec’d. Notes
2.375%	01/15/19		242	$244,883
2.500%	10/15/22		2,030	1,909,426
3.625%	07/15/23		570	577,193
6.125%	07/08/39		125	153,594
6.500%	04/15/38		200	255,393

				7,363,320

Specialty Retail
Gap, Inc. (The),
Sr. Unsec’d. Notes
5.950%	04/12/21		249	280,354
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
4.875%	02/15/44		550	584,698
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.650%	04/15/42	(a)	130	131,290
5.125%	11/15/41		49	53,012
5.500%	10/15/35		100	112,126
Neebo, Inc.,
Sec’d. Notes, 144A
15.000%	06/30/16		28	28,600

				1,190,080

Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
0.488%(c)	05/03/18		345	345,150
2.400%	05/03/23	(a)	540	500,730
3.850%	05/04/43	(a)	1,455	1,290,294
EMC Corp.,
Sr. Unsec’d. Notes
2.650%	06/01/20	(a)	475	472,809
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
4.300%	06/01/21	(a)	157	164,135
4.650%	12/09/21	(a)	372	393,531
6.000%	09/15/41		141	154,406
SunGard Availability Services Capital, Inc.,
Gtd. Notes, 144A
8.750%	04/01/22		37	37,046
SunGard Data Systems, Inc.,
Gtd. Notes
6.625%	11/01/19		105	111,037

				3,469,138

Telecommunications — 0.8%
Alcatel-Lucent USA, Inc. (France),
Sr. Unsec’d. Notes
6.450%	03/15/29		71	67,805
America Movil SAB de CV (Mexico),
Gtd. Notes
5.000%	10/16/19		170	187,850
Sr. Unsec’d. Notes
3.125%	07/16/22		2,275	2,170,632

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Avaya, Inc.,
Sec’d. Notes, 144A
10.500%	03/01/21		57	$52,867
Sr. Sec’d. Notes, 144A
7.000%	04/01/19	(a)	250	248,125
9.000%	04/01/19		180	187,200
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
1.625%	06/28/16		200	202,623
2.000%	06/22/15		1,705	1,731,175
9.625%	12/15/30		100	154,582
Broadview Networks Holdings, Inc.,
Sec’d. Notes
10.500%	11/15/17		25	24,875
CenturyLink, Inc.,
Series S, Sr. Unsec’d. Notes
6.450%	06/15/21		400	430,000
Series T, Sr. Unsec’d. Notes
5.800%	03/15/22		500	511,250
Cincinnati Bell, Inc.,
Gtd. Notes
8.375%	10/15/20		30	32,850
8.750%	03/15/18		75	78,469
Cricket Communications, Inc.,
Gtd. Notes
7.750%	10/15/20		85	97,155
Crown Castle Towers LLC,
Sr. Sec’d. Notes, 144A
3.214%	08/15/15		200	203,597
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes
8.750%	06/15/30		300	432,950
Gtd. Notes, 144A
2.250%	03/06/17		2,820	2,884,460
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36		626	653,164
Frontier Communications Corp.,
Sr. Unsec’d. Notes
9.250%	07/01/21		150	177,750
GCI, Inc.,
Sr. Unsec’d. Notes
8.625%	11/15/19		500	535,000
Goodman Networks, Inc.,
Sr. Sec’d. Notes
12.125%	07/01/18		250	266,250
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
6.625%	12/15/22		650	676,000
7.250%	10/15/20		250	271,250
Gtd. Notes, 144A
5.500%	08/01/23		150	147,000
Intelsat Luxembourg SA (Luxembourg),
Gtd. Notes, 144A
7.750%	06/01/21	(a)	278	292,595
8.125%	06/01/23		133	140,980
Level 3 Communications, Inc.,
Sr. Unsec’d. Notes
11.875%	02/01/19		869	981,970

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Level 3 Financing, Inc.,
Gtd. Notes
7.000%	06/01/20		57	$61,774
8.125%	07/01/19		250	274,375
Gtd. Notes, 144A
3.846%(c)	01/15/18		25	25,437
6.125%	01/15/21		275	290,125
NII Capital Corp.,
Gtd. Notes
7.625%	04/01/21		345	96,600
NII International Telecom SCA,
Gtd. Notes, 144A
11.375%	08/15/19	(a)	102	71,910
Nokia OYJ (Finland),
Sr. Unsec’d. Notes
6.625%	05/15/39		21	21,525
Orange SA (France),
Sr. Unsec’d. Notes
2.750%	09/14/16		87	90,178
4.125%	09/14/21	(a)	1,040	1,077,824
5.375%	01/13/42		578	593,931
9.000%	03/01/31		180	260,306
PAETEC Holding Corp.,
Gtd. Notes
9.875%	12/01/18		125	137,187
Qwest Capital Funding, Inc.,
Gtd. Notes
6.875%	07/15/28		72	68,760
7.750%	02/15/31		21	20,737
Qwest Corp.,
Sr. Unsec’d. Notes
7.250%	09/15/25		25	27,616
Rogers Communications, Inc. (Canada),
Gtd. Notes
4.100%	10/01/23		213	218,320
5.450%	10/01/43		118	125,274
8.750%	05/01/32		185	252,730
Sprint Capital Corp.,
Gtd. Notes
6.900%	05/01/19		278	305,105
8.750%	03/15/32		997	1,096,700
Sprint Communications, Inc.,
Gtd. Notes, 144A
7.000%	03/01/20		200	230,500
Sr. Unsec’d. Notes
7.000%	08/15/20		250	272,500
Sprint Corp.,
Gtd. Notes, 144A
7.250%	09/15/21		37	40,330
7.875%	09/15/23		201	221,100
T-Mobile USA, Inc.,
Gtd. Notes
6.125%	01/15/22		43	45,043
6.250%	04/01/21	(a)	317	335,227
6.500%	01/15/24		10	10,475
6.625%	04/01/23		138	146,280
6.633%	04/28/21		300	322,500
6.731%	04/28/22		198	212,107
6.836%	04/28/23	(a)	51	54,697

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
UPCB Finance III Ltd. (Netherlands),
Sr. Sec’d. Notes, 144A
6.625%	07/01/20			600	$642,000
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
6.500%	01/15/18			200	207,250
Sr. Sec’d. Notes, 144A
5.375%	04/15/21			500	516,250
Wind Acquisition Finance SA (Italy),
Sec’d. Notes, 144A
11.750%	07/15/17		EUR	200	289,942
Sr. Sec’d. Notes, 144A
7.250%	02/15/18			200	211,000
Wind Acquisition Holdings Finance SA (Italy),
Sr. Sec’d. Notes, PIK, 144A
12.250%	07/15/17		EUR	9	13,501
Windstream Corp.,
Gtd. Notes
7.750%	10/15/20			55	58,988
7.750%	10/01/21			675	725,625

					23,512,153

Textiles, Apparel & Luxury Goods
Hanesbrands, Inc.,
Gtd. Notes
6.375%	12/15/20			500	546,250

Tobacco — 0.2%
Altria Group, Inc.,
Gtd. Notes
2.850%	08/09/22			2,820	2,646,294
4.250%	08/09/42			435	385,452
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
2.900%	11/15/21			320	315,801
4.125%	03/04/43			490	450,321
4.375%	11/15/41			900	859,526
4.875%	11/15/43			115	118,642
Reynolds American, Inc.,
Gtd. Notes
3.250%	11/01/22			975	917,281

					5,693,317

Trading Companies & Distributors — 0.1%
Air Lease Corp.,
Sr. Unsec’d. Notes
3.375%	01/15/19	(a)		1,355	1,373,631

Transportation Infrastructure — 0.2%
Bluewater Holding BV (Niger),
Gtd. Notes, 144A
10.000%	12/10/19			200	207,500
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.100%	06/01/21			725	763,856
4.375%	09/01/42			88	83,326
4.450%	03/15/43			140	133,510
5.400%	06/01/41			115	126,780
5.750%	03/15/18			600	682,554
5.750%	05/01/40			1,055	1,208,987

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Transportation Infrastructure (cont’d.)
FedEx Corp.,
Gtd. Notes
5.100%	01/15/44		615	$637,452
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc.,
Sr. Sec’d. Notes, 144A
8.125%	11/15/21		17	17,723
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc.
(Uruguay),
Gtd. Notes
9.250%	04/15/19		387	414,090
Ridgebury Crude Tankers LLC,
Sr. Sec’d. Notes, 144A
7.625%	03/20/17		100	102,563
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN
2.500%	03/01/17		111	113,445
3.500%	06/01/17		516	543,662
3.600%	03/01/16		82	85,754
Ultrapetrol Bahamas Ltd. (Bahamas),
Sr. Sec’d. Notes
8.875%	06/15/21		173	189,219
World Wide Supply A/S (Norway),
Sr. Sec’d. Notes, 144A
7.750%	05/26/17		40	39,900

				5,350,321

Water Utilities
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.850%	03/01/24		300	304,253
4.300%	12/01/42		46	44,052

				348,305

Wireless Telecommunication Services — 0.1%
Telefonica Emisiones SAU (Spain),
Gtd. Notes
3.192%	04/27/18		206	210,983
4.570%	04/27/23	(a)	905	924,227
5.462%	02/16/21		45	49,470
5.877%	07/15/19		380	427,464
6.421%	06/20/16		150	166,010
7.045%	06/20/36		425	514,402
tw telecom holdings, Inc.,
Gtd. Notes
5.375%	10/01/22		13	13,260
6.375%	09/01/23		22	23,540
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
1.625%	03/20/17		200	202,124
4.375%	02/19/43	(a)	925	833,708

				3,365,188

TOTAL CORPORATE BONDS (cost $500,771,909)				512,369,427

FOREIGN GOVERNMENT BONDS — 2.2%
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
4.250%	01/07/25	(a)	200	193,500

Interest Rate	Maturity Date		Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Bundesobligation (Germany),
Bonds
0.250%	04/13/18		EUR	6,528	$8,922,325
Bundesrepublik Deutschland (Germany),
Bonds
4.250%	07/04/18		EUR	3,750	5,997,391
Finland Government Bond (Finland),
Sr. Unsec’d. Notes, RegS
2.750%	07/04/28		EUR	4,050	5,899,218
France Government Bond OAT (France),
Bonds
1.000%	05/25/18		EUR	3,400	4,742,360
Italy Buoni Poliennali Del Tesoro (Italy),
Bonds
3.500%	12/01/18		EUR	7,400	10,965,379
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.000%	10/02/23	(a)		740	747,400
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44	(a)		302	286,900
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes
4.450%	06/15/18		EUR	7,350	10,828,914
Province of Ontario (Canada),
Sr. Unsec’d. Notes
0.950%	05/26/15			300	302,202
2.700%	06/16/15			350	359,912
Province of Quebec (Canada),
Notes, MTN
6.350%	01/30/26			120	148,205
Spain Government Bond (Spain),
Bonds
4.500%	01/31/18		EUR	7,250	11,100,729
United Kingdom Gilt (United Kingdom),
Bonds
1.250%	07/22/18		GBP	3,000	4,909,081

TOTAL FOREIGN GOVERNMENT BONDS (cost $63,383,327)					65,403,516

MUNICIPAL BONDS
California
City of Los Angeles Department of Airports,
Revenue Bonds
6.582%	05/15/39			175	216,177
State of California,
General Obligation Unlimited
7.300%	10/01/39			180	241,861

					458,038

New York
New York State Dormitory Authority,
Revenue Bonds
5.600%	03/15/40			150	174,749
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62			325	303,592
5.647%	11/01/40			220	253,631

					731,972

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
Ohio
American Municipal Power, Inc.,
Revenue Bonds
7.499%	02/15/50	150	$196,385

TOTAL MUNICIPAL BONDS (cost $1,299,931)			1,386,395

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 6.7%
Alternative Loan Trust,
Series 2003-13T1, Class A10
4.000%	08/25/33	142	144,274
Series 2005-J6, Class 2A1
5.500%	07/25/25	46	46,575
Series 2006-36T2, Class 2A1
6.250%	12/25/36	138	107,334
American Home Mortgage Assets Trust,
Series 2006-2, Class 2A1
0.344%(c)	09/25/46	559	397,656
Banc of America Alternative Loan Trust,
Series 2003-5, Class 2A1
5.000%	07/25/18	310	318,806
Series 2003-7, Class 2A4
5.000%	09/25/18	281	284,605
Series 2003-11, Class 2A1
6.000%	01/25/34	280	291,458
Series 2004-1, Class 1A1
6.000%	02/25/34	226	239,040
Series 2004-6, Class 4A1
5.000%	07/25/19	291	295,703
Series 2004-7, Class 3A1
6.000%	08/25/34	276	286,347
Banc of America Funding Trust,
Series 2005-1, Class 1A1
5.500%	02/25/35	557	576,812
Series 2005-7, Class 30PO, PO
7.110%(s)	11/25/35	83	62,302
Series 2006-1, Class 2A1
5.500%	01/25/36	45	45,832
Series 2006-D, Class 5A2
4.921%(c)	05/20/36	50	45,994
Banc of America Mortgage Securities, Inc.,
Series 2003-3, Class 1A7
5.500%	05/25/33	507	528,420
Series 2004-5, Class 3A3
5.000%	06/25/19	268	277,247
Series 2004-C, Class 2A1
2.817%(c)	04/25/34	344	343,914
Series 2004-D, Class 2A1
2.866%(c)	05/25/34	9	8,747
Series 2004-D, Class 2A2
2.866%(c)	05/25/34	70	69,973
Series 2005-10, Class 1A13
5.500%	11/25/35	9	8,964
Series 2007-3, Class 1A1
6.000%	09/25/37	302	283,086
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-4, Class 3A1
2.465%(c)	07/25/33	208	207,587

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-AC5, Class A1
5.750%	10/25/34	267	$273,944
Chase Mortgage Finance Corp.,
Series 2003-S13, Class A2
5.000%	11/25/33	199	207,014
Series 2006-S2, Class 1A9
6.250%	10/25/36	372	340,209
Series 2007-A2, Class 2A1
2.655%(c)	07/25/37	819	824,176
Citicorp Mortgage Securities Trust,
Series 2006-5, Class 1A3
6.000%	10/25/36	171	174,972
Series 2007-5, Class 1A9
6.000%	06/25/37	608	630,484
Citigroup Mortgage Loan Trust, Inc.,
Series 2003-1, Class 3A4
5.250%	09/25/33	204	211,836
Series 2005-2, Class 2A11
5.500%	05/25/35	282	290,319
Series 2006-4, Class 1A1
5.500%	12/25/20	90	88,052
Series 2008-AR4, Class 1A1A, 144A
2.707%(c)	11/25/38	419	423,403
Series 2010-8, Class 5A6, 144A
4.000%	11/25/36	217	223,243
Series 2010-8, Class 6A6, 144A
4.500%	12/25/36	169	175,084
CitiMortgage Alternative Loan Trust,
Series 2006-A1, Class 1A5
5.500%	04/25/36	517	470,774
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2003-J13, Class 1A7
5.250%	01/25/34	356	372,884
Series 2004-4, Class A13
5.250%	05/25/34	442	455,817
Series 2004-5, Class 2A9
5.250%	05/25/34	622	653,416
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR24, Class 2A4
2.575%(c)	10/25/33	219	212,461
Series 2004-AR3, Class 6M1
1.254%(c)	04/25/34	109	107,989
Series 2004-AR5, Class 7A2
2.641%(c)	06/25/34	173	170,111
Series 2005-5, Class 1A1
5.000%	07/25/20	215	214,888
Deutsche ALT-A Securities, Inc./Alternate Loan Trust,
Series 2005-1, Class 1A1
0.654%(c)	02/25/35	61	55,907
Series 2005-1, Class 2A1
5.714%(c)	02/25/20	44	45,525
Fannie Mae Connecticut Avenue Securities,
Series 2013-C01, Class M2
5.404%(c)	10/25/23	25	27,827
Fannie Mae Grantor Trust,
Series 2001-T10, Class A1
7.000%	12/25/41	920	1,062,201

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2002-T1, Class A2
7.000%	11/25/31	629	$737,140
Series 2002-T4, Class A2
7.000%	12/25/41	709	814,796
Series 2004-T1, Class 1A1
6.000%	01/25/44	658	739,355
Fannie Mae Interest Strip,
Series 293, Class 1, PO
2.792%(s)	12/01/24	346	327,093
Series 369, Class 12, IO
5.500%(c)	05/01/36	1,319	253,488
Series 383, Class 60, IO
6.500%	10/25/37	348	64,711
Series 417, Class C11, IO
2.500%	02/25/28	7,675	806,466
Fannie Mae REMICS,
Series 1993-119, Class H
6.500%	07/25/23	421	461,131
Series 1993-136, Class ZB
6.792%(c)	07/25/23	271	301,341
Series 1993-141, Class Z
7.000%	08/25/23	286	319,836
Series 1993-147, Class Z
7.000%	08/25/23	242	273,121
Series 1994-29, Class Z
6.500%	02/25/24	439	499,560
Series 1996-4, Class SA, IO
8.346%(c)	02/25/24	115	24,233
Series 1997-33, Class PA
8.500%	06/18/27	528	616,770
Series 1997-57, Class PN
5.000%	09/18/27	314	338,347
Series 2001-16, Class Z
6.000%	05/25/31	459	507,162
Series 2001-81, Class HE
6.500%	01/25/32	638	705,121
Series 2002-14, Class A1
7.000%	01/25/42	1,294	1,469,108
Series 2002-26, Class A2
7.500%	01/25/48	632	755,924
Series 2002-82, Class PE
6.000%	12/25/32	698	755,536
Series 2002-86, Class PG
6.000%	12/25/32	1,550	1,730,953
Series 2002-90, Class A2
6.500%	11/25/42	303	342,841
Series 2003-18, Class A1
6.500%	12/25/42	483	547,174
Series 2003-21, Class OU
5.500%	03/25/33	201	219,199
Series 2003-24, Class MZ
5.500%	04/25/33	826	895,776
Series 2003-48, Class GH
5.500%	06/25/33	2,960	3,221,122
Series 2003-64, Class KF
0.655%(c)	07/25/18	247	248,858
Series 2003-81, Class FC
0.554%(c)	08/25/17	113	113,652

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2003-86, Class OE
5.000%	03/25/32	18	$17,908
Series 2003-122, Class KA
4.500%	12/25/18	2	2,185
Series 2004-36, Class SA
19.101%(c)	05/25/34	166	230,514
Series 2004-45, Class ZL
6.000%	10/25/32	690	764,584
Series 2004-52, Class SX, IO
6.896%(c)	09/25/32	11	466
Series 2004-60, Class PA
5.500%	04/25/34	264	284,362
Series 2004-61, Class NS, IO
7.546%(c)	08/25/34	43	9,684
Series 2004-68, Class LC
5.000%	09/25/29	635	691,418
Series 2004-72, Class S, IO
6.346%(c)	09/25/34	109	22,074
Series 2004-101, Class HD
5.000%	01/25/20	637	673,270
Series 2005-13, Class AS, IO
5.946%(c)	03/25/35	48	7,750
Series 2005-14, Class ME
5.000%	10/25/33	76	78,500
Series 2005-22, Class DA
5.500%	12/25/34	242	261,899
Series 2005-30, Class UG
5.000%	04/25/35	625	676,446
Series 2005-57, Class DI, IO
6.546%(c)	03/25/35	95	8,152
Series 2005-57, Class NK
21.383%(c)	07/25/35	104	145,291
Series 2005-74, Class SE, IO
5.946%(c)	09/25/35	328	56,176
Series 2005-82, Class SY, IO
6.576%(c)	09/25/35	210	47,074
Series 2005-84, Class XM
5.750%	10/25/35	255	277,162
Series 2005-87, Class PE
5.000%	12/25/33	702	724,018
Series 2005-87, Class QZ
5.000%	10/25/35	737	796,177
Series 2005-97, Class PO, PO
0.979%(s)	11/25/35	1,143	1,089,364
Series 2005-102, Class PG
5.000%	11/25/35	1,500	1,638,195
Series 2005-110, Class GL
5.500%	12/25/35	562	626,846
Series 2006-2, Class LY
8.000%(c)	12/25/35	39	39,482
Series 2006-3, Class SB, IO
6.546%(c)	07/25/35	111	16,345
Series 2006-9, Class KZ
6.000%	03/25/36	1,112	1,221,574
Series 2006-20, Class IB, IO
6.436%(c)	04/25/36	850	120,967
Series 2006-23, Class NS
9.000%(c)	04/25/36	52	53,910

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2006-45, Class NW
5.500%	01/25/35	305	$312,104
Series 2006-48, Class ND
6.250%	03/25/36	242	249,453
Series 2006-56, Class SA, IO
5.336%(c)	11/25/35	133	15,564
Series 2006-58, Class SI, IO
6.386%(c)	07/25/36	384	57,317
Series 2006-60, Class CO, PO
0.175%(s)	06/25/35	308	302,307
Series 2006-65, Class TE
5.500%	05/25/35	358	370,565
Series 2006-70, Class JI, IO
6.446%(c)	06/25/36	129	20,836
Series 2006-72, Class XI, IO
6.346%(c)	08/25/36	25	4,195
Series 2006-77, Class PC
6.500%	08/25/36	568	642,442
Series 2006-106, Class CS, IO
6.436%(c)	11/25/36	43	6,165
Series 2006-109, Class SG, IO
6.476%(c)	11/25/36	67	10,032
Series 2006-108, Class S, IO
7.046%(c)	11/25/36	61	15,021
Series 2006-125, Class SA, IO
6.566%(c)	01/25/37	135	21,329
Series 2007-33, Class SD, IO
5.956%(c)	04/25/37	330	67,319
Series 2007-37, Class SA, IO
5.966%(c)	05/25/37	87	12,361
Series 2007-44, Class HE, IO
6.266%(c)	05/25/37	155	23,128
Series 2007-46, Class PA
6.000%	04/25/37	343	384,658
Series 2007-58, Class SV, IO
6.596%(c)	06/25/37	927	150,137
Series 2007-88, Class MI, IO
6.366%(c)	09/25/37	49	9,953
Series 2007-88, Class XI, IO
6.386%(c)	06/25/37	17	2,551
Series 2007-91, Class AS, IO
6.246%(c)	10/25/37	186	24,094
Series 2007-100, Class ND
5.750%	10/25/35	104	106,694
Series 2007-102, Class SA, IO
6.246%(c)	11/25/37	1,966	238,306
Series 2007-109, Class GI, IO
5.916%(c)	12/25/37	40	7,279
Series 2008-2, Class SA, IO
6.116%(c)	02/25/38	297	58,059
Series 2008-34, Class GS, IO
6.296%(c)	05/25/38	59	6,753
Series 2008-41, Class S, IO
6.646%(c)	11/25/36	51	6,986
Series 2008-68, Class VK
5.500%	03/25/27	647	659,655
Series 2008-91, Class SI, IO
5.846%(c)	03/25/38	1,607	214,746

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2008-95, Class AI, IO
5.000%	12/25/23	395	$25,446
Series 2009-15, Class SA, IO
6.046%(c)	03/25/24	617	65,697
Series 2009-62, Class WA
5.562%(c)	08/25/39	1,413	1,517,229
Series 2009-65, Class MB
4.000%	10/25/37	4	4,345
Series 2009-87, Class SG, IO
6.096%(c)	11/25/39	571	81,460
Series 2009-110, Class SD, IO
6.096%(c)	01/25/40	445	83,098
Series 2009-112, Class ST, IO
6.096%(c)	01/25/40	1,866	268,390
Series 2009-112, Class SW, IO
6.096%(c)	01/25/40	1,226	134,730
Series 2010-10, Class NT
5.000%	02/25/40	1,290	1,399,053
Series 2010-19, Class MV
5.000%	02/25/21	925	1,000,229
Series 2010-34, Class JD
3.000%	09/25/37	4	4,351
Series 2010-35, Class SB, IO
6.266%(c)	04/25/40	772	98,128
Series 2010-43, Class CI, IO
4.500%	02/25/25	545	45,190
Series 2010-49, Class SC
12.352%(c)	03/25/40	340	395,574
Series 2010-54, Class PA
4.500%	04/25/39	93	95,193
Series 2010-64, Class DM
5.000%	06/25/40	547	600,414
Series 2010-79, Class NA
4.500%	05/25/36	112	112,475
Series 2010-156, Class BA
4.000%	10/25/31	61	62,076
Series 2011-8, Class AK
4.000%	09/25/35	28	28,078
Series 2011-18, Class UA
4.000%	08/25/38	312	322,639
Series 2011-22, Class MA
6.500%	04/25/38	623	702,671
Series 2011-39, Class ZA
6.000%	11/25/32	783	871,669
Series 2011-40, Class LJ
4.500%	01/25/34	11	11,099
Series 2011-52, Class GB
5.000%	06/25/41	920	999,321
Series 2011-52, Class KB
5.500%	06/25/41	1,535	1,730,554
Series 2011-70, Class CL
3.000%	08/25/26	30	30,475
Series 2011-101, Class SC, IO
6.346%(c)	10/25/40	346	59,247
Series 2011-118, Class CS, IO
6.346%(c)	10/25/39	269	50,201
Series 2011-124, Class DS, IO
6.396%(c)	08/25/40	203	34,530

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2012-11, Class PN
4.000%	11/25/40	7	$6,625
Series 2012-14, Class LS, IO
6.346%(c)	03/25/42	150	34,305
Series 2012-30, Class MS, IO
6.296%(c)	04/25/42	633	129,515
Series 2012-36, Class SB, IO
6.296%(c)	04/25/42	541	111,773
Series 2012-36, Class SN, IO
6.296%(c)	04/25/42	553	110,255
Series 2012-42, Class PS, IO
6.426%(c)	08/25/41	252	40,208
Series 2012-63, Class DS, IO
6.396%(c)	03/25/39	677	131,393
Series 2012-73, Class LS, IO
5.896%(c)	06/25/39	1,271	226,724
Series 2012-74, Class AS, IO
5.896%(c)	03/25/39	783	125,278
Series 2012-76, Class DS, IO
6.396%(c)	05/25/39	181	35,324
Series 2012-83, Class LS, IO
5.246%(c)	08/25/42	447	72,477
Series 2012-84, Class QS, IO
6.496%(c)	09/25/31	195	42,548
Series 2012-98, Class SA, IO
5.896%(c)	05/25/39	359	64,779
Series 2012-110, Class MS, IO
5.846%(c)	10/25/42	152	31,983
Series 2012-110, Class SB, IO
6.546%(c)	10/25/32	237	55,169
Series 2012-114, Class DS, IO
5.946%(c)	08/25/39	436	86,053
Series 2012-114, Class HS, IO
5.996%(c)	03/25/40	392	74,795
Series 2012-115, Class DS, IO
5.946%(c)	10/25/42	1,043	221,333
Series 2012-120, Class SE, IO
6.046%(c)	02/25/39	528	107,967
Series 2012-124, Class DS, IO
5.996%(c)	04/25/40	364	69,611
Series 2012-132, Class US
11.855%(c)	12/25/42	18	18,437
Series 2012-137, Class CS, IO
6.046%(c)	08/25/41	443	92,614
Series 2012-137, Class SN, IO
5.946%(c)	12/25/42	586	117,513
Series 2012-145, Class IM, IO
4.500%	01/25/43	107	21,209
Series 2012-147, Class SA, IO
5.946%(c)	01/25/43	347	64,869
Series 2013-2, Class S, IO
5.996%(c)	02/25/43	549	126,905
Series 2013-4, Class AJ
3.500%	02/25/43	1,424	1,441,008
Series 2013-4, Class PC
2.000%	06/25/42	1,950	1,831,155
Series 2013-5, Class EZ
2.000%	08/25/42	181	140,312

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2013-9, Class SG, IO
6.046%(c)	03/25/39	289	$65,318
Series 2013-27, Class UZ
3.000%	04/25/43	460	380,602
Series 2013-29, Class QZ
4.000%	04/25/43	117	111,869
Series 2013-31, Class NZ
3.000%	04/25/43	197	162,423
Series 2013-33, Class DZ
3.500%	08/25/42	56	48,940
Series 2013-33, Class YZ
3.000%	04/25/43	117	89,466
Series 2013-83, Class CA
3.500%	10/25/37	1,732	1,799,278
Series 2013-96, Class YA
3.500%	09/25/38	2,276	2,327,410
Series 2013-131, Class S, IO
3.500%(c)	01/25/34	136	27,134
Series G93-17, Class S, IO
8.846%(c)	04/25/23	399	90,739
Fannie Mae Whole Loan,
Series 1999-W4, Class A9
6.250%	02/25/29	505	564,816
Series 2001-W3, Class A
7.000%(c)	09/25/41	616	703,745
Series 2002-W6, Class 2A1
6.502%(c)	06/25/42	342	389,006
Series 2003-W2, Class 2A9
5.900%	07/25/42	219	245,542
Series 2003-W3, Class 2A5
5.356%	06/25/42	492	518,591
Series 2003-W6, Class 1A41
5.398%	10/25/42	1,716	1,854,237
Series 2003-W6, Class 3A
6.500%	09/25/42	405	456,322
Series 2003-W10, Class 3A5
4.299%	06/25/43	1,780	1,883,010
Series 2003-W12, Class 2A7
4.680%	06/25/43	496	535,374
Series 2004-W2, Class 2A2
7.000%	02/25/44	460	531,477
Series 2004-W2, Class 5A
7.500%	03/25/44	526	615,123
Series 2004-W6, Class 3A4
6.500%	07/25/34	912	991,934
Series 2004-W8, Class 2A
6.500%	06/25/44	530	610,184
Series 2004-W11, Class 1A1
6.000%	05/25/44	2,055	2,391,034
Series 2004-W12, Class 1A2
6.500%	07/25/44	1,230	1,391,948
Series 2005-W1, Class 1A2
6.500%	10/25/44	421	492,220
Series 2005-W4, Class 1A1
6.000%	08/25/35	341	380,536
Series 2007-W7, Class 2A2, IO
6.376%(c)	07/25/37	67	13,523
Series 2007-W10, Class 2A

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
6.291%(c)	08/25/47	544	$612,184
Series 2009-W1, Class A
6.000%	12/25/49	1,007	1,135,650
Federal Deposit Insurance Corp.,
Series 2013-N1, Class A, 144A
4.500%	10/25/18	215	217,716
FHLMC Multifamily Structured Pass-Through Trust,
Series K708, Class X1
1.000%	01/25/19	17,396	1,096,249
FHLMC Structured Pass-Through Securities,
Series T-58, Class 3A
7.000%	09/25/43	875	1,002,488
FHLMC-GNMA,
Series 24, Class ZE
6.250%	11/25/23	525	578,255
First Horizon Mortgage Pass-Through Trust,
Series 2003-7, Class 2A1
4.500%	09/25/18	51	52,331
Series 2003-AR3, Class 3A1
2.565%(c)	09/25/33	718	720,178
Freddie Mac REMICS,
Series 1049, Class S
38.675%(c)	02/15/21	15	27,309
Series 1621, Class J
6.400%	11/15/23	156	173,156
Series 1630, Class PK
6.000%	11/15/23	414	458,752
Series 1675, Class KZ
6.500%	02/15/24	373	411,980
Series 1680, Class PK
6.500%	02/15/24	461	509,303
Series 1695, Class EB
7.000%	03/15/24	515	584,831
Series 1980, Class Z
7.000%	07/15/27	559	637,800
Series 2353, Class KZ
6.500%	09/15/31	641	713,757
Series 2378, Class PE
5.500%	11/15/16	152	158,594
Series 2535, Class AW
5.500%	12/15/32	327	357,569
Series 2557, Class HL
5.300%	01/15/33	1,706	1,859,802
Series 2595, Class DC
5.000%	04/15/23	1,270	1,370,981
Series 2595, Class GC
5.500%	04/15/23	430	473,095
Series 2600, Class MD
5.500%	06/15/32	13	13,388
Series 2611, Class TM
10.000%(c)	05/15/33	90	102,507
Series 2626, Class JC
5.000%	06/15/23	1,604	1,759,593
Series 2628, Class AB
4.500%	06/15/18	171	179,990
Series 2630, Class FL
0.655%(c)	06/15/18	188	189,606
Series 2643, Class SA

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
44.493%(c)	03/15/32	62	$115,321
Series 2649, Class VB
5.500%	10/15/22	45	44,544
Series 2661, Class FG
0.605%(c)	03/15/17	76	76,509
Series 2684, Class PO, PO
0.864%(s)	01/15/33	234	230,576
Series 2691, Class VU
5.500%	08/15/23	744	762,408
Series 2694, Class QH
4.500%	03/15/32	21	21,363
Series 2707, Class KJ
5.000%	11/15/18	44	45,432
Series 2764, Class UG
5.000%	03/15/34	1,360	1,475,128
Series 2793, Class PD
5.000%	12/15/32	406	416,367
Series 2832, Class PE
5.500%	01/15/33	26	26,351
Series 2862, Class GB
5.000%	09/15/24	443	479,366
Series 2864, Class NB
5.500%	07/15/33	1,063	1,149,111
Series 2885, Class LZ
6.000%	11/15/34	1,084	1,274,023
Series 2893, Class PE
5.000%	11/15/34	915	992,253
Series 2901, Class VU
5.000%	06/15/18	1,070	1,099,444
Series 2906, Class SW, IO
6.545%(c)	11/15/34	39	2,229
Series 2922, Class SU
13.990%(c)	02/15/35	117	143,630
Series 2980, Class QA
6.000%	05/15/35	900	1,007,314
Series 2990, Class SR, IO
6.495%(c)	03/15/35	1,714	253,251
Series 3005, Class ED
5.000%	07/15/25	840	922,837
Series 3017, Class OC, PO
1.187%(s)	08/15/25	378	363,144
Series 3045, Class DI, IO
6.575%(c)	10/15/35	515	107,324
Series 3080, Class VB
5.000%	06/15/25	576	588,328
Series 3126, Class AO, PO
2.420%(s)	03/15/36	338	307,058
Series 3155, Class PS, IO
6.995%(c)	05/15/36	167	24,975
Series 3171, Class OJ, PO
1.170%(s)	06/15/36	14	10,247
Series 3187, Class Z
5.000%	07/15/36	1,570	1,693,847
Series 3201, Class IN, IO
6.095%(c)	08/15/36	1,471	191,781
Series 3218, Class AS, IO
6.425%(c)	09/15/36	62	10,304
Series 3218, Class HS, IO

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
7.045%(c)	09/15/26	959	$158,796
Series 3236, Class IS, IO
6.495%(c)	11/15/36	86	13,370
Series 3237, Class BO, PO
1.842%(s)	11/15/36	532	398,927
Series 3306, Class TB
2.905%(c)	04/15/37	60	57,381
Series 3306, Class TC
2.365%(c)	04/15/37	52	49,694
Series 3383, Class KB
5.500%	11/15/27	1,140	1,278,828
Series 3385, Class SN, IO
5.845%(c)	11/15/37	371	56,430
Series 3405, Class PE
5.000%	01/15/38	975	1,058,159
Series 3443, Class PT
6.500%	03/15/37	1,588	1,797,298
Series 3564, Class JA
4.000%	01/15/18	205	213,776
Series 3593, Class SL, IO
6.245%(c)	11/15/24	896	95,686
Series 3605, Class NC
5.500%	06/15/37	955	1,048,814
Series 3609, Class SA, IO
6.185%(c)	12/15/39	1,744	289,911
Series 3628, Class A
5.000%	06/15/38	82	83,587
Series 3648, Class CY
4.500%	03/15/30	1,400	1,485,176
Series 3654, Class AU
7.000%	10/15/27	74	76,666
Series 3656, Class LV
5.000%	05/15/21	1,251	1,313,014
Series 3662, Class PJ
5.000%	04/15/40	1,390	1,516,840
Series 3677, Class PB
4.500%	05/15/40	2,045	2,186,886
Series 3688, Class GT
7.198%(c)	11/15/46	461	553,898
Series 3692, Class PS, IO
6.445%(c)	05/15/38	128	12,986
Series 3737, Class LI, IO
4.500%	05/15/24	288	26,038
Series 3739, Class MC
4.000%	11/15/38	1,270	1,300,573
Series 3740, Class SB, IO
5.845%(c)	10/15/40	944	168,360
Series 3747, Class HI, IO
4.500%	07/15/37	819	99,774
Series 3784, Class S, IO
6.445%(c)	07/15/23	1,396	178,935
Series 3819, Class SH, IO
6.315%(c)	06/15/40	274	44,921
Series 3827, Class H
4.000%	09/15/37	96	97,477
Series 3835, Class KA
4.000%	05/15/37	186	191,588
Series 3845, Class KP

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
4.000%	04/15/38	124	$125,234
Series 3852, Class QN
5.500%(c)	05/15/41	676	735,760
Series 3852, Class TP
5.500%(c)	05/15/41	748	825,958
Series 3855, Class HI, IO
4.000%	02/15/26	1,474	131,770
Series 3859, Class JB
5.000%	05/15/41	1,350	1,491,179
Series 3877, Class EL
4.000%	08/15/38	20	20,089
Series 3877, Class EM
4.000%	08/15/38	4	4,240
Series 3884, Class AD
4.000%	08/15/38	129	130,786
Series 3919, Class LS, IO
6.295%(c)	09/15/41	142	29,650
Series 3960, Class SJ, IO
6.495%(c)	08/15/40	148	25,956
Series 3960, Class SL, IO
6.345%(c)	11/15/41	287	58,322
Series 3984, Class NS, IO
6.445%(c)	01/15/40	261	43,506
Series 3989, Class SJ, IO
5.795%(c)	01/15/42	355	61,983
Series 3997, Class HS, IO
6.395%(c)	03/15/38	522	91,493
Series 4013, Class SB, IO
6.295%(c)	03/15/42	175	44,333
Series 4019, Class SC, IO
6.295%(c)	03/15/42	768	156,251
Series 4027, Class SW, IO
5.765%(c)	04/15/42	530	95,307
Series 4030, Class IL, IO
3.500%	04/15/27	6,093	742,216
Series 4033, Class SC, IO
6.395%(c)	10/15/36	181	32,357
Series 4050, Class EI, IO
4.000%	02/15/39	540	89,594
Series 4057, Class BS, IO
5.895%(c)	09/15/39	401	60,670
Series 4057, Class SA, IO
5.895%(c)	04/15/39	4,014	709,206
Series 4059, Class SP, IO
6.395%(c)	06/15/42	1,326	279,701
Series 4068, Class TS, IO
5.845%(c)	06/15/42	323	64,566
Series 4073, Class AS, IO
5.895%(c)	08/15/38	432	66,366
Series 4077, Class SM, IO
6.545%(c)	08/15/40	167	33,008
Series 4080, Class SA, IO
5.845%(c)	07/15/42	227	45,594
Series 4084, Class GS, IO
5.895%(c)	04/15/39	1,249	220,533
Series 4086, Class TS, IO
5.945%(c)	04/15/37	445	69,803
Series 4097, Class SA, IO

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
5.895%(c)	08/15/42	464	$101,128
Series 4097, Class SL, IO
5.995%(c)	06/15/41	437	70,759
Series 4097, Class TS, IO
5.945%(c)	05/15/39	331	61,504
Series 4100, Class KJ
3.500%	08/15/42	24	22,392
Series 4102, Class SW, IO
5.945%(c)	05/15/39	137	27,754
Series 4104, Class SC, IO
5.895%(c)	09/15/42	306	66,377
Series 4113, Class JS, IO
5.895%(c)	07/15/39	126	23,223
Series 4116, Class MS, IO
6.045%(c)	11/15/39	201	36,985
Series 4119, Class SC, IO
5.995%(c)	10/15/42	1,023	207,436
Series 4122, Class SJ, IO
5.995%(c)	12/15/40	910	183,584
Series 4123, Class SA, IO
6.045%(c)	09/15/39	151	28,432
Series 4123, Class SB, IO
5.995%(c)	10/15/42	424	97,091
Series 4132, Class SE, IO
6.045%(c)	12/15/40	175	35,575
Series 4152, Class SG, IO
6.345%(c)	02/15/42	1,111	234,878
Series 4165, Class ZA
3.500%	02/15/43	32	26,558
Series 4174, Class SA, IO
6.045%(c)	05/15/39	247	47,333
Series 4199, Class SD, IO
6.045%(c)	06/15/39	600	110,457
Series 4238, Class SH
6.923%(c)	08/15/43	118	102,702
Series 4259, Class KN
4.000%	10/15/43	81	81,650
Freddie Mac Strips,
Series 279, Class 35
3.500%	09/15/42	1,595	1,629,318
Series 304, Class C32, IO
3.000%	12/15/27	4,429	508,986
GMAC Mortgage Corp. Loan Trust,
Series 2003-J10, Class A1
4.750%	01/25/19	216	215,068
Government National Mortgage Assoc.,
Series 2002-41, Class HS, IO
6.845%(c)	06/16/32	935	199,654
Series 2002-84, Class PH
6.000%	11/16/32	1,500	1,681,640
Series 2003-25, Class PZ
5.500%	04/20/33	1,013	1,120,330
Series 2003-58, Class PC
5.000%	07/20/33	1,793	1,947,175
Series 2003-86, Class ZC
4.500%	10/20/33	764	791,915
Series 2004-19, Class KE
5.000%	03/16/34	1,460	1,574,411

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2004-28, Class ST, IO
1.080%(c)	04/20/34	7,228	$126,977
Series 2004-30, Class UC
5.500%	02/20/34	937	1,003,367
Series 2004-86, Class SP, IO
5.943%(c)	09/20/34	1,570	221,787
Series 2004-88, Class ES, IO
5.945%(c)	06/17/34	1,581	231,669
Series 2005-7, Class NL, IO
6.595%(c)	03/17/33	20	2,695
Series 2005-30, Class WD
6.000%	07/20/33	691	758,155
Series 2006-23, Class S, IO
6.343%(c)	01/20/36	1,292	155,145
Series 2006-26, Class S, IO
6.343%(c)	06/20/36	1,069	178,214
Series 2006-38, Class SG, IO
6.493%(c)	09/20/33	967	39,981
Series 2007-16, Class KU, IO
6.493%(c)	04/20/37	1,330	220,526
Series 2007-24, Class SA, IO
6.353%(c)	05/20/37	2,786	464,938
Series 2007-35, Class TE
6.000%	06/20/37	1,660	1,874,784
Series 2007-53, Class GB
5.500%	10/20/33	19	18,702
Series 2007-58, Class SD, IO
6.333%(c)	10/20/37	1,682	279,647
Series 2007-59, Class SP, IO
6.513%(c)	04/20/37	1,293	150,844
Series 2008-36, Class AY
5.000%	04/16/23	530	588,193
Series 2008-47, Class ML
5.250%	06/16/38	760	837,167
Series 2008-62, Class SA, IO
5.993%(c)	07/20/38	768	111,281
Series 2008-73, Class SK, IO
6.583%(c)	08/20/38	1,656	240,787
Series 2008-79, Class SA, IO
7.393%(c)	09/20/38	853	154,952
Series 2009-6, Class CI, IO
6.500%	11/16/38	402	63,794
Series 2009-16, Class SJ, IO
6.643%(c)	05/20/37	1,804	270,432
Series 2009-36, Class IE, IO
1.000%(c)	09/20/38	4,263	114,358
Series 2009-41, Class GS, IO
5.895%(c)	06/16/39	73	10,180
Series 2009-65, Class LB
6.000%	07/16/39	357	395,056
Series 2009-77, Class CS, IO
6.845%(c)	06/16/38	2,136	307,029
Series 2009-81, Class A
5.750%	09/20/36	443	489,302
Series 2009-83, Class TS, IO
5.943%(c)	08/20/39	798	112,490
Series 2009-106, Class ST, IO
5.843%(c)	02/20/38	1,435	208,647

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2009-106, Class XL, IO
6.593%(c)	06/20/37	1,383	$191,247
Series 2009-127, Class IA, IO
0.450%(c)	09/20/38	7,027	85,253
Series 2010-4, Class SB, IO
6.345%(c)	08/16/39	1,975	218,271
Series 2010-14, Class AO, PO
2.725%(s)	12/20/32	162	155,284
Series 2010-14, Class DO, PO
1.638%(s)	03/20/36	129	128,625
Series 2010-14, Class QP
6.000%	12/20/39	219	236,863
Series 2010-31, Class SK, IO
5.943%(c)	11/20/34	806	119,349
Series 2010-85, Class ID, IO
6.000%	09/20/39	1,161	213,229
Series 2010-129, Class AW
6.123%(c)	04/20/37	2,130	2,389,145
Series 2010-157, Class OP, PO
3.789%(s)	12/20/40	1,086	909,030
Series 2011-75, Class GP
4.000%	05/20/41	1,848	1,948,718
Series 2012-93, Class MS, IO
6.493%(c)	07/20/42	105	25,198
Series 2012-H31, Class FD
0.499%(c)	12/20/62	1,641	1,622,234
Series 2013-165, Class ST, IO
5.993%(c)	11/20/43	223	37,175
Series 2013-H04, Class BA
1.650%	02/20/63	1,590	1,548,757
Series 2013-H05, Class FB
0.559%(c)	02/20/62	1,515	1,507,890
Greenpoint Mortgage Funding Trust,
Series 2005-AR4, Class 4A1A
0.464%(c)	10/25/45	492	387,995
GSR Mortgage Loan Trust,
Series 2003-7F, Class 1A4
5.250%	06/25/33	323	332,681
Series 2004-11, Class 1A1
2.661%(c)	09/25/34	187	174,569
Series 2004-6F, Class 2A4
5.500%	05/25/34	337	361,010
Series 2005-7F, Class 3A2
0.654%(c)	09/25/35	2,330	2,211,728
Series 2006-2F, Class 2A1
5.750%	02/25/36	64	60,577
Series 2006-3F, Class 2A7
5.750%	03/25/36	198	192,924
HarborView Mortgage Loan Trust,
Series 2004-9, Class 2A
2.318%(c)	12/19/34	66	54,147
Homestar Mortgage Acceptance Corp.,
Series 2004-4, Class A3
0.704%(c)	09/25/34	780	757,400
JPMorgan Mortgage Trust,
Series 2004-S1, Class 3A1
5.500%	09/25/34	436	451,955
Series 2005-S2, Class 1A1

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
4.500%	08/25/20	1	$660
Series 2005-S2, Class 4A3
5.500%	09/25/20	140	148,450
Series 2006-A2, Class 5A1
2.546%(c)	11/25/33	125	125,972
Series 2006-A2, Class 5A3
2.546%(c)	11/25/33	474	474,316
Series 2007-A1, Class 5A5
2.663%(c)	07/25/35	239	242,524
JPMorgan Resecuritization Trust,
Series 2010-4, Class 7A1, 144A
1.865%(c)	08/26/35	208	207,283
Lehman Mortgage Trust,
Series 2006-4, Class 3A1
5.000%	08/25/21	51	49,467
Lehman XS Trust,
Series 2005-5N, Class 3A1A
0.454%(c)	11/25/35	65	56,330
Series 2006-18N, Class A2A
0.304%(c)	12/25/36	87	76,599
MASTR Adjustable Rate Mortgages Trust,
Series 2004-8, Class 5A1
2.562%(c)	08/25/34	368	362,644
Series 2004-13, Class 3A7
2.649%(c)	11/21/34	430	438,817
MASTR Alternative Loans Trust,
Series 2003-8, Class 5A1
5.000%	11/25/18	170	178,326
Series 2003-9, Class 5A1
4.500%	12/25/18	381	390,613
Series 2004-1, Class 4A1
5.500%	02/25/34	185	190,979
Series 2004-3, Class 2A1
6.250%	04/25/34	442	467,420
Series 2005-5, Class 3A1
5.750%	08/25/35	132	117,866
MASTR Asset Securitization Trust,
Series 2003-11, Class 8A1
5.500%	12/25/33	1,255	1,332,001
Series 2004-6, Class 3A1
5.250%	07/25/19	304	310,892
Series 2004-6, Class 4A1
5.000%	07/25/19	241	248,867
Series 2004-P7, Class A6, 144A
5.500%	12/27/33	274	295,677
Series 2006-3, Class 30PO, PO
14.679%(s)	10/25/36	321	245,363
Merrill Lynch Mortgage Investors Trust,
Series 2003-F, Class A1
0.794%(c)	10/25/28	916	915,930
Series 2004-B, Class A1
0.654%(c)	05/25/29	744	734,757
Series 2004-HB1, Class A3
2.124%(c)	04/25/29	243	240,603
Morgan Stanley Dean Witter Capital I, Inc., Trust,
Series 2003-HYB1, Class A3
1.686%(c)	03/25/33	563	537,582

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A6
2.465%(c)	09/25/34	394	$392,125
PHH Mortgage Capital LLC,
Series 2008-CIM2, Class 5A1
6.000%	07/25/38	418	442,091
Prime Mortgage Trust,
Series 2004-2, Class A2
4.750%	11/25/19	245	253,865
Series 2004-CL1, Class 1A1
6.000%	02/25/34	426	448,551
RAAC,
Series 2005-SP1, Class 2A1
5.250%	09/25/34	432	444,812
RALITrust,
Series 2006-QO9, Class 1A4A
0.324%(c)	12/25/46	80	68,700
Residential Accredit Loans, Inc.,
Series 2003-QS16, Class A1
5.000%	08/25/18	110	112,292
Series 2003-QS20, Class A1
5.000%	11/25/18	74	75,901
Series 2004-QS3, Class CB
5.000%	03/25/19	303	310,604
Residential Asset Securitization Trust,
Series 2004-IP2, Class 1A1
2.476%(c)	12/25/34	280	283,912
Residential Funding Mortgage Securities I,
Series 2003-S4, Class A4
5.750%	03/25/33	262	269,123
Series 2006-S9, Class A1
6.250%	09/25/36	161	149,923
Series 2006-S12, Class 2A2
6.000%	12/25/36	181	179,459
Sequoia Mortgage Trust,
Series 2004-8, Class A2
1.135%(c)	09/20/34	512	491,684
Series 2013-4, Class A1
2.325%(c)	04/25/43	224	198,277
Springleaf Mortgage Loan Trust,
Series 2012-1A, Class B1, 144A
6.000%(c)	09/25/57	350	363,210
Series 2012-2A, Class A, 144A
2.220%(c)	10/25/57	525	532,664
Series 2012-2A, Class B1, 144A
6.000%(c)	10/25/57	250	255,343
Series 2012-3A, Class A, 144A
1.570%(c)	12/25/59	237	236,565
Series 2012-3A, Class M3, 144A
4.440%(c)	12/25/59	101	103,012
Series 2012-3A, Class M4, 144A
5.300%(c)	12/25/59	79	81,798
Series 2013-1A, Class A, 144A
1.270%(c)	06/25/58	717	714,180
Series 2013-1A, Class B1, 144A
5.580%(c)	06/25/58	100	99,980
Series 2013-1A, Class M3, 144A
3.790%(c)	06/25/58	159	157,323

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2013-1A, Class M4, 144A
4.440%(c)	06/25/58	100	$98,576
Series 2013-2A, Class M1, 144A
3.520%(c)	12/25/65	1,107	1,109,884
Series 2013-2A, Class M2, 144A
4.480%(c)	12/25/65	1,075	1,108,209
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-6, Class 5A4
4.755%(c)	06/25/34	175	172,771
Series 2004-9XS, Class A
0.524%(c)	07/25/34	1,913	1,797,561
Structured Agency Credit Risk Debt Notes,
Series 2014-DN1, Class M3
4.654%(c)	02/25/24	250	265,774
Structured Asset Mortgage Investments II Trust,
Series 2004-AR1, Class 1A1
0.856%(c)	03/19/34	1,571	1,530,607
Structured Asset Securities Corp.,
Series 2003-22A, Class 3A
2.515%(c)	06/25/33	163	164,172
Series 2003-26A, Class 3A5
2.443%(c)	09/25/33	647	644,682
Series 2003-29, Class 1A1
4.750%	09/25/18	185	189,144
Series 2003-32, Class 5A1
5.846%(c)	11/25/33	155	164,700
Series 2004-7, Class 2A1
5.504%(c)	05/25/24	285	293,550
Thornburg Mortgage Securities Trust,
Series 2004-3, Class A
0.896%	09/25/44	538	509,084
0.894%(c)	09/25/44	225	213,123
Vendee Mortgage Trust,
Series 1996-2, Class 1Z
6.750%	06/15/26	363	418,165
Washington Mutual Mortgage Pass-Through Certificates,
Series 2003-S1, Class A5
5.500%	04/25/33	390	401,048
Series 2004-S3, Class 3A2
6.000%	07/25/34	507	535,020
Series 2003-AR4, Class A7
2.367%(c)	05/25/33	329	335,875
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-B, Class A1
2.490%(c)	02/25/34	92	92,952
Series 2004-EE, Class 2A2
2.612%(c)	12/25/34	500	513,257
Series 2004-O, Class A1
4.917%(c)	08/25/34	295	301,699
Series 2005-16, Class A8
5.750%	01/25/36	58	60,338
Series 2005-16, Class A16
5.750%	01/25/36	6	6,110
Series 2005-AR3, Class 1A1
2.621%(c)	03/25/35	2,523	2,566,932
Series 2005-AR9, Class 3A1
2.630%(c)	06/25/34	379	385,847
Series 2006-11, Class A8

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
6.000%	09/25/36	145	$140,689
Series 2006-17, Class A1
5.500%	11/25/21	80	80,857
Series 2007-11, Class A85
6.000%	08/25/37	345	337,258
Series 2007-11, Class A96
6.000%	08/25/37	41	40,211
Series 2007-3, Class 3A1
5.500%	04/25/22	16	16,855
Series 2007-7, Class A49
6.000%	06/25/37	460	437,922
Series 2007-8, Class 2A8
6.000%	07/25/37	279	273,662

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $198,659,696)			200,411,611

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.0%
Fannie Mae Principal Strip, MTN, PO
3.415%(s)	05/15/30	1,750	906,013
Federal Home Loan Mortgage Corp.
2.260%(c)	10/01/36	156	165,913
3.500%	09/01/32-04/01/33	7,571	7,702,045
4.000%	02/01/26-10/01/42	4,658	4,862,824
5.000%	11/01/23	777	823,904
5.500%	12/01/24-06/01/35	2,872	3,148,998
6.000%	12/01/23-12/01/36	2,220	2,472,588
6.500%	10/01/22-05/01/37	2,146	2,412,985
7.000%	09/01/36-11/01/37	1,570	1,755,327
8.000%	02/01/38	190	220,542
Federal National Mortgage Assoc.
1.400%	07/01/17	1,460	1,469,246
1.735%	05/01/20	1,820	1,756,470
1.770%	02/01/20	2,540	2,493,734
2.010%	06/01/20	2,000	1,977,358
2.140%	04/01/19	1,700	1,715,370
2.180%	07/01/20	1,903	1,889,389
2.263%(s)	07/05/14	2,800	2,798,790
2.330%	01/01/23	1,960	1,870,345
2.340%	12/01/22	2,304	2,199,155
2.350%	05/01/23	1,472	1,400,031
2.370%	12/01/22	1,581	1,506,993
2.390%	12/01/22	2,130	2,042,630
2.490%	10/01/17	950	983,314
2.520%	05/01/23	2,000	1,896,355
2.570%	03/01/23	1,975	1,911,642
2.667%	12/01/22	1,758	1,716,957
2.710%	10/01/22	2,235	2,157,511
2.750%	03/01/22	1,295	1,272,455
2.960%	04/01/22	1,937	1,954,033
3.030%	12/01/21	1,763	1,793,728
3.380%	01/01/18	1,430	1,518,374
3.416%	10/01/20	1,190	1,243,057
3.440%	11/01/23	2,410	2,465,436
3.450%	01/01/24	2,530	2,586,278
3.460%(s)	06/01/17	1,675	1,604,387

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.500%	07/01/32-08/01/43		26,100	$26,246,077
3.590%	10/01/20		1,391	1,469,447
3.690%	11/01/23		1,345	1,397,074
3.743%	06/01/18		1,673	1,810,008
3.760%	03/01/24		2,745	2,827,257
3.810%	01/01/19		1,297	1,396,120
4.000%	07/01/42-06/01/43		4,615	4,762,398
4.010%	08/01/21		1,709	1,828,075
4.340%	04/01/20		1,832	1,996,793
4.506%	06/01/19		2,530	2,770,748
5.000%	12/01/19-10/01/39		4,909	5,316,749
5.500%	01/01/19-01/01/38		1,425	1,552,295
6.000%	09/01/19-08/01/37		6,104	6,779,482
6.279%(c)	09/01/37		166	177,634
6.500%	09/01/22-10/01/38		1,850	2,063,099
7.000%	05/01/17-04/01/37		326	355,480
8.000%	12/01/36		1,509	1,684,305
Financing Corp. Strip, Debs., PO
3.111%(s)	04/05/19		1,500	1,350,671
Government National Mortgage Assoc.
6.000%	09/20/36-03/20/41		1,342	1,479,515
6.500%	10/15/23-12/20/40		3,260	3,665,688
7.000%	10/20/38-12/20/38		752	860,942
7.500%	01/20/35		322	374,444
8.000%	05/20/32		1,024	1,148,991
Residual Funding Corp., PO
3.577%(s)	07/15/20		2,400	2,056,306
Tennessee Valley Authority
4.875%	01/15/48		885	926,206
5.880%	04/01/36	(a)	3,430	4,194,976
Tennessee Valley Authority Principal Strip
3.840%(s)	06/15/35		1,260	484,313

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $153,083,674)				151,669,270

U.S. TREASURY OBLIGATIONS — 6.4%
U.S. Treasury Bonds
3.125%	05/15/21	(k)	90	94,795
4.500%	11/15/15-02/15/36		5,000	5,456,660
8.125%	05/15/21		5,000	6,937,500
3.750%	11/15/43		900	931,781
U.S. Treasury Notes
0.250%	01/31/15	(k)	17,865	17,885,241
1.000%	06/30/19		7,800	7,472,158
1.500%	12/31/18		245	243,163
1.625%	08/15/22	(a)	12,450	11,576,558
2.750%	11/15/23-02/15/24		1,060	1,064,522
4.250%	11/15/17		4,000	4,431,564
8.750%	08/15/20	(a)	7,500	10,492,965
U.S. Treasury Strip Coupon
1.095%(s)	08/15/16		15,000	14,773,500
1.372%(s)	11/15/19	(a)	10,000	8,919,710
1.376%(s)	02/15/18	(a)	5,000	4,738,560
1.466%(s)	11/15/17	(a)	5,000	4,776,280
1.643%(s)	02/15/21	(a)	34,220	29,056,784
1.821%(s)	02/15/20	(a)	10,200	9,019,676
2.494%(s)	11/15/28	(a)	3,000	1,826,409
2.595%(s)	11/15/26	(a)	1,800	1,200,211
2.660%(s)	05/15/20		7,259	6,359,232

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
2.749%(s)	08/15/20	(a)	6,500	$5,633,907
2.797%(s)	02/15/23		7,800	6,101,082
2.956%(s)	02/15/29	(a)	6,460	3,890,257
3.428%(s)	08/15/17		5,000	4,808,700
3.501%(s)	08/15/19		10,390	9,361,494
3.685%(s)	08/15/18	(a)	8,500	7,930,049
4.165%(s)	02/15/30	(a)	4,000	2,306,392
4.357%(s)	11/15/29		3,000	1,748,328
4.721%(s)	11/15/27	(a)	3,000	1,912,251

TOTAL U.S. TREASURY OBLIGATIONS
(cost $191,882,498)				190,949,729

TOTAL LONG-TERM INVESTMENTS
(cost $2,403,611,962)				2,641,448,803

Shares
SHORT-TERM INVESTMENTS — 19.7%
AFFILIATED MONEY MARKET MUTUAL FUND — 18.7%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $558,770,252; includes $218,691,623 of cash collateral for securities on loan)(b)(w)	558,770,252	558,770,252

			Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) — 1.0%
U.S. Treasury Bills
0.003%	07/10/14	(k)	100	99,989
0.004%	07/10/14	(k)	20	19,998
0.005%	07/10/14	(k)	70	69,992
0.030%	04/03/14		29,000	28,999,971
0.036%	07/10/14	(k)	50	49,994
0.043%	07/10/14	(k)	65	64,993
0.045%	06/26/14	(k)	15	14,999
0.046%	07/10/14	(k)	45	44,995
0.048%	07/10/14	(k)	125	124,986
0.050%	07/10/14	(k)	250	249,972
0.056%	06/26/14	(k)	15	14,999
0.060%	07/10/14	(k)	20	19,998
0.069%	06/26/14	(k)	95	94,992
0.076%	05/01/14	(k)	35	34,999
0.078%	05/01/14	(k)	665	664,979
0.083%	05/01/14	(k)	20	19,999
0.084%	05/01/14	(k)	20	19,999
0.085%	05/01/14	(k)	15	15,000
0.086%	05/01/14	(k)	35	34,999
0.087%	05/01/14	(k)	40	39,999
0.090%	05/01/14	(k)	30	29,999

TOTAL U.S. TREASURY OBLIGATIONS
(cost $30,729,778)				30,729,851

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*
Call Options
1 Year Mid-Curve Option,
expiring 06/30/14,
Strike Price $99.25		23	3,600

Put Options
Eurodollar Futures,
expiring 09/21/16, Strike Price $99.00	Goldman Sachs & Co.	EUR 83	21,450
Interest Rate Swap Options,
Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR,	Citigroup Global
expiring 07/04/14	Markets	5	1,069
Pay a fixed rate of 2.85% and receive a floating rate based on 3-month LIBOR,
expiring 07/05/14	Morgan Stanley	7	9,529
Pay a fixed rate of 3.63% and receive a floating rate based on 3-month LIBOR,	Citigroup Global
expiring 07/05/14	Markets	4	4,751

			36,799

TOTAL OPTIONS PURCHASED (cost $70,717)			40,399

TOTAL SHORT-TERM INVESTMENTS (cost $589,570,747)			589,540,502

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 107.8% (cost $2,993,182,709)			3,230,989,305

	Shares
SECURITIES SOLD SHORT — (4.3)%
COMMON STOCKS — (4.2)%
Aerospace & Defense — (0.2)%
Boeing Co. (The)	13,028	(1,634,884)
Lockheed Martin Corp.	14,914	(2,434,561)
Raytheon Co.	14,769	(1,459,030)

		(5,528,475)

Air Freight & Logistics
C.H. Robinson Worldwide, Inc.	7,000	(366,730)
United Parcel Service, Inc. (Class B Stock).	5,272	(513,387)

		(880,117)

Airlines

Southwest Airlines Co.	10,300	(243,183)

Auto Components

BorgWarner, Inc.	11,900	(731,493)

Automobiles — (0.1)%

Ford Motor Co.	105,029	(1,638,452)

Banks — (0.2)%
Associated Banc-Corp.	18,500	(334,110)

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Banks (cont’d.)
BancorpSouth, Inc.	19,921	$(497,228)
Bank of Hawaii Corp.	16,884	(1,023,339)
Commerce Bancshares, Inc.	6,898	(320,205)
Cullen/Frost Bankers, Inc.	8,317	(644,817)
First Horizon National Corp.	30,363	(374,679)
Hancock Holding Co.	10,200	(373,830)
Prosperity Bancshares, Inc.	5,932	(392,402)
Signature Bank*	2,800	(351,652)
Trustmark Corp.	8,321	(210,937)
UMB Financial Corp.	10,225	(661,558)
Valley National Bancorp	90,893	(946,196)

		(6,130,953)

Beverages
Boston Beer Co., Inc. (The)*	1,100	(269,203)
Brown-Forman Corp. (Class B Stock)	4,918	(441,095)

		(710,298)

Biotechnology — (0.1)%
Amgen, Inc.	6,422	(792,088)
Cepheid, Inc.*	2,500	(128,950)
Isis Pharmaceuticals, Inc.*	3,200	(138,272)
Medivation, Inc.*	5,152	(331,634)
Regeneron Pharmaceuticals, Inc.*	900	(270,252)
United Therapeutics Corp.*	3,299	(310,205)

		(1,971,401)

Capital Markets — (0.1)%
Ameriprise Financial, Inc.	2,030	(223,442)
BlackRock, Inc.	2,538	(798,150)
Franklin Resources, Inc.	15,132	(819,852)
Northern Trust Corp.	9,297	(609,511)
T. Rowe Price Group, Inc.	3,234	(266,320)

		(2,717,275)

Chemicals — (0.2)%
Cabot Corp.	14,472	(854,716)
Ecolab, Inc.	7,425	(801,826)
OM Group, Inc.	17,809	(591,615)
Praxair, Inc.	14,032	(1,837,771)
Valspar Corp. (The)	5,638	(406,613)

		(4,492,541)

Commercial Services & Supplies — (0.1)%
Stericycle, Inc.*	14,600	(1,658,852)

Communications Equipment
Juniper Networks, Inc.*	7,430	(191,397)
Motorola Solutions, Inc.	8,500	(546,465)
Viasat, Inc.*	2,700	(186,408)

		(924,270)

Consumer Finance
Discover Financial Services	3,207	(186,615)

Containers & Packaging
Bemis Co., Inc.	10,820	(424,577)

Diversified Consumer Services
Graham Holdings Co. (Class B Stock)	836	(588,335)

Diversified Financial Services
ING US, Inc.	1,700	(61,659)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Diversified Financial Services (cont’d.)
NASDAQ OMX Group, Inc. (The)	6,100	$(225,334)

		(286,993)

Diversified Telecommunication Services — (0.1)%
AT&T, Inc.	77,865	(2,730,726)

Electric Utilities — (0.2)%
Entergy Corp.	11,260	(752,731)
PPL Corp.	12,150	(402,651)
Southern Co. (The)	71,429	(3,138,590)
Xcel Energy, Inc.	32,100	(974,556)

		(5,268,528)

Electrical Equipment — (0.1)%
Rockwell Automation, Inc.	13,034	(1,623,385)

Electronic Equipment, Instruments & Components — (0.1)%
Amphenol Corp. (Class A Stock)	5,300	(485,745)
IPG Photonics Corp.*	2,000	(142,160)
Jabil Circuit, Inc.	2,300	(41,400)
National Instruments Corp.	34,500	(989,805)
Trimble Navigation Ltd.*	20,300	(789,061)

		(2,448,171)

Energy Equipment & Services
Baker Hughes, Inc.	5,800	(377,116)
National Oilwell Varco, Inc.	3,900	(303,693)
Tenaris SA (Luxembourg), ADR	7,934	(351,080)

		(1,031,889)

Food & Staples Retailing — (0.1)%
Sysco Corp.	26,347	(951,917)
United Natural Foods, Inc.*	7,190	(509,915)
Walgreen Co.	6,580	(434,477)
Wal-Mart Stores, Inc.	14,400	(1,100,592)
Whole Foods Market, Inc.	3,400	(172,414)

		(3,169,315)

Food Products — (0.1)%
Campbell Soup Co.	17,700	(794,376)
Hershey Co. (The)	15,554	(1,623,838)
McCormick & Co. Inc.	7,900	(566,746)
Mead Johnson Nutrition Co.	9,076	(754,579)

		(3,739,539)

Health Care Equipment & Supplies — (0.1)%
Becton, Dickinson & Co.	5,468	(640,193)
C.R. Bard, Inc.	6,752	(999,161)
Intuitive Surgical, Inc.*	900	(394,191)
Medtronic, Inc.	12,059	(742,111)
Zimmer Holdings, Inc.	8,778	(830,223)

		(3,605,879)

Health Care Providers & Services — (0.1)%
AmerisourceBergen Corp.	4,400	(288,596)
Cardinal Health, Inc.	7,800	(545,844)
Cigna Corp.	3,900	(326,547)
Express Scripts Holding Co.*	2,737	(205,521)
Team Health Holdings, Inc.*	18,000	(805,500)
Tenet Healthcare Corp.*	12,000	(513,720)
WellPoint, Inc.	8,188	(815,115)

		(3,500,843)

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Health Care Technology
Allscripts Healthcare Solutions, Inc.*	21,700	$(391,251)

Hotels, Restaurants & Leisure — (0.2)%
Carnival Corp.	17,100	(647,406)
Chipotle Mexican Grill, Inc.*	200	(113,610)
Choice Hotels International, Inc.	19,021	(874,966)
Hilton Worldwide Holdings, Inc.*	13,300	(295,792)
Hyatt Hotels Corp. (Class A Stock)*	18,501	(995,539)
Marriott International, Inc. (Class A Stock)	13,600	(761,872)
McDonald’s Corp.	6,020	(590,141)
Starbucks Corp.	5,000	(366,900)
Tim Hortons, Inc. (Canada)	6,100	(337,391)

		(4,983,617)

Household Products — (0.1)%
Church & Dwight Co., Inc.	19,751	(1,364,202)
Clorox Co. (The)	9,000	(792,090)

		(2,156,292)

Industrial Conglomerates — (0.1)%
3M Co.	4,510	(611,827)
Danaher Corp.	7,415	(556,125)
General Electric Co.	73,991	(1,915,627)

		(3,083,579)

Insurance — (0.2)%
Allstate Corp. (The)	4,300	(243,294)
Arch Capital Group Ltd.*	10,149	(583,973)
Assurant, Inc.	8,910	(578,794)
Chubb Corp. (The)	13,122	(1,171,795)
PartnerRe Ltd. (Bermuda)	1,200	(124,200)
Principal Financial Group, Inc.	8,730	(401,493)
Progressive Corp. (The)	55,256	(1,338,300)
Torchmark Corp.	12,011	(945,266)
W.R. Berkley Corp.	15,576	(648,273)

		(6,035,388)

Internet & Catalog Retail
Expedia, Inc.	1,900	(137,750)
Groupon, Inc.*	17,674	(138,564)
Netflix, Inc.*	2,483	(874,090)

		(1,150,404)

Internet Software & Services — (0.1)%
AOL, Inc.*	16,483	(721,461)
eBay, Inc.*	4,400	(243,056)
Rackspace Hosting, Inc.*	14,200	(466,044)
Twitter, Inc.*	6,700	(312,689)

		(1,743,250)

IT Services — (0.1)%
Automatic Data Processing, Inc.	12,178	(940,872)
International Business Machines Corp.	5,670	(1,091,418)
Paychex, Inc.	35,404	(1,508,210)
Teradata Corp.*	9,600	(472,224)
Vantiv, Inc. (Class A Stock)*	12,700	(383,794)

		(4,396,518)

Leisure Products
Hasbro, Inc.	12,496	(695,028)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Leisure Products (cont’d.)
Mattel, Inc.	8,980	$(360,188)

		(1,055,216)

Machinery — (0.1)%
Caterpillar, Inc.	8,062	(801,121)
Dover Corp.	13,649	(1,115,806)
Illinois Tool Works, Inc.	10,334	(840,464)

		(2,757,391)

Media — (0.2)%
AMC Networks, Inc. (Class A Stock)*	8,440	(616,880)
Charter Communications, Inc. (Class A Stock)*	2,700	(332,640)
Discovery Communications, Inc. (Class A Stock)*	5,932	(490,576)
Interpublic Group of Cos., Inc. (The)	24,905	(426,872)
News Corp. (Class B Stock)*	33,105	(552,854)
Omnicom Group, Inc.	14,122	(1,025,257)
Scripps Networks Interactive, Inc. (Class A Stock)	16,909	(1,283,562)

		(4,728,641)

Metals & Mining — (0.1)%
Cliffs Natural Resources, Inc.	48,999	(1,002,520)
Nucor Corp.	13,325	(673,446)

		(1,675,966)

Multiline Retail
Kohl’s Corp.	7,346	(417,253)
Target Corp.	10,500	(635,355)

		(1,052,608)

Multi-Utilities
Consolidated Edison, Inc.	8,300	(445,295)
SCANA Corp.	5,000	(256,600)
Wisconsin Energy Corp.	12,538	(583,644)

		(1,285,539)

Oil, Gas & Consumable Fuels — (0.1)%
Cabot Oil & Gas Corp.	11,900	(403,172)
Chevron Corp.	4,100	(487,531)
Cobalt International Energy, Inc.*	4,600	(84,272)
Energen Corp.	5,000	(404,050)
Kinder Morgan, Inc.	11,800	(383,382)
Kodiak Oil & Gas Corp.*	6,800	(82,552)
ONEOK, Inc.	7,690	(455,632)
Phillips 66	3,100	(238,886)
QEP Resources, Inc.	2,800	(82,432)
Valero Energy Corp.	2,300	(122,130)
WPX Energy, Inc.*	28,823	(519,679)

		(3,263,718)

Paper & Forest Products
Domtar Corp.	1,900	(213,218)

Personal Products
Estee Lauder Cos., Inc. (The) (Class A Stock)	9,500	(635,360)

Pharmaceuticals — (0.2)%
AbbVie, Inc.	20,118	(1,034,065)
Eli Lilly & Co.	29,834	(1,756,029)
Hospira, Inc.*	9,800	(423,850)

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Pfizer, Inc.	56,204	$ (1,805,272)
Zoetis, Inc.	12,800	(370,432)

		(5,389,648)

Real Estate Investment Trusts (REITs) — (0.1)%
EastGroup Properties, Inc.	5,578	(350,912)
Equity Residential	6,100	(353,739)
Federal Realty Investment Trust	3,700	(424,464)
Home Properties, Inc.	5,300	(318,636)
Hudson Pacific Properties, Inc.	20,308	(468,506)
Omega Healthcare Investors, Inc.	9,190	(308,049)
Public Storage, Inc.	2,100	(353,829)
Senior Housing Properties Trust	19,428	(436,547)
SL Green Realty Corp.	2,300	(231,426)
Tanger Factory Outlet Centers	9,900	(346,500)
UDR, Inc.	15,740	(406,564)
Washington Real Estate Investment Trust	18,370	(438,676)

		(4,437,848)

Road & Rail — (0.1)%
Heartland Express, Inc.	63,606	(1,443,220)
Kansas City Southern	4,600	(469,476)
Knight Transportation, Inc.	15,950	(368,924)
Werner Enterprises, Inc.	25,791	(657,928)

		(2,939,548)

Semiconductors & Semiconductor Equipment — (0.3)%
Advanced Micro Devices, Inc.*	40,000	(160,400)
Analog Devices, Inc.	20,927	(1,112,061)
Applied Materials, Inc.	18,000	(367,560)
Intel Corp.	78,089	(2,015,477)
Linear Technology Corp.	31,527	(1,535,050)
Microchip Technology, Inc.	27,863	(1,330,737)
Micron Technology, Inc.*	10,300	(243,698)
NVIDIA Corp.	47,735	(854,934)
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	40,089	(802,582)
Texas Instruments, Inc.	24,600	(1,159,890)

		(9,582,389)

Software — (0.1)%
Compuware Corp.	15,400	(161,700)
Electronic Arts, Inc.*	48,407	(1,404,287)
Oracle Corp.	4,500	(184,095)
Red Hat, Inc.*	13,700	(725,826)
Salesforce.com, Inc.*	15,221	(868,967)

		(3,344,875)

Specialty Retail — (0.1)%
Abercrombie & Fitch Co. (Class A Stock)	4,100	(157,850)
Advance Auto Parts, Inc.	1,600	(202,400)
Bed Bath & Beyond, Inc.*	4,261	(293,157)
CarMax, Inc.*	16,800	(786,240)
Dick’s Sporting Goods, Inc.	2,400	(131,064)
Ross Stores, Inc.	6,800	(486,540)

		(2,057,251)

Technology Hardware, Storage & Peripherals
Apple, Inc.	620	(332,779)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Seagate Technology PLC	5,245	$(294,559)

		(627,338)

Textiles, Apparel & Luxury Goods
Under Armour, Inc. (Class A Stock)*	2,100	(240,744)

Tobacco
Altria Group, Inc.	25,652	(960,154)

Trading Companies & Distributors — (0.1)%
Fastenal Co.	26,785	(1,321,037)
GATX Corp.	4,600	(312,248)

		(1,633,285)

TOTAL COMMON STOCKS (proceeds received $108,678,252)		(128,053,141)

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. GOVERNMENT AGENCY OBLIGATION — (0.1)%
Federal National Mortgage Assoc. (proceeds received $2,727,387)
5.000%	TBA	2,498	(2,723,406)

TOTAL SECURITIES SOLD SHORT (proceeds received $111,405,639)			(130,776,547)

	Counterparty	Notional Amount (000)#
OPTIONS WRITTEN*
Put Options
1 Year Mid-Curve Option,
expiring 06/30/14, Strike Price $98.50		EUR 15	(39)
expiring 09/19/14, Strike Price $99.00		EUR 83	(12,169)

TOTAL OPTIONS WRITTEN (premiums received $19,076)			(12,208)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 103.5% (cost $2,881,757,994)			3,100,200,550
Liabilities in excess of other assets(x) — (3.5)%			(103,431,028)

NET ASSETS — 100.0%			$2,996,769,522

The following abbreviations are used in the Portfolio descriptions:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
ABX	Asset-Backed Securities Index

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

ADR	American Depositary Receipt
ASX	Australian Securities Exchange
Bobl	Bundesobligationen
CAC	French Stock Market Index
CDX	Credit Derivative Index
CMBS	Commercial Mortgage-Backed Security
CMBX	Commercial Mortgage-Backed Index
CVA	Certificate Van Aandelen (Bearer)
DAX	German Stock Index
FHLMC	Federal Home Loan Mortgage Corporation
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
IBEX	Spanish Exchange Index
IO	Interest Only
JSE	Johannesburg Stock Exchange
LIBOR	London Interbank Offered Rate
MIB	Milano Italia Borsa
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NVDR	Non-Voting Depositary Receipt
PIK	Payment-in-Kind
PO	Principal Only
PRFC	Preference Shares
QMTF	Quote Multilateral Trading Facility
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
SPI	Swiss Performance Index
STOXX	Stock Index of Eurozone
TBA	To Be Announced
TOPIX	Tokyo Stock Price Index
XHKG	Hong Kong Stock Exchange
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
DKK	Danish Krone

EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
ZAR	South African Rand
*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $214,139,292; cash collateral of $218,691,623 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2014.
(g)	Indicates a security that has been deemed illiquid.
(i)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown reflects yield to maturity at purchase date.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios2-Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at March 31, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions:
188	90 Day Euro Dollar	Mar. 2018	$45,455,125	$45,451,350	$(3,775)
99	2 Year U.S. Treasury Notes	Jun. 2014	21,764,328	21,736,688	(27,640)
218	5 Year Euro-Bobl	Jun. 2014	37,652,445	37,652,279	(166)
937	5 Year U.S. Treasury Notes	Jun. 2014	112,018,344	111,459,078	(559,266)
282	10 Year Australian Treasury Bonds	Jun. 2014	220,394,847	220,555,820	160,973
40	10 Year Euro-Bund.	Jun. 2014	7,886,812	7,901,139	14,327
169	20 Year U.S. Treasury Bonds	Jun. 2014	22,327,719	22,513,969	186,250
46	DAX Index.	Jun. 2014	14,572,444	15,187,947	615,503
376	Euro STOXX 50	Jun. 2014	15,408,972	16,057,972	649,000
61	FTSE 100 Index.	Jun. 2014	6,658,986	6,654,444	(4,542)
388	Russell 2000 Mini Index	Jun. 2014	46,074,900	45,415,400	(659,500)
778	S&P 500 E-Mini	Jun. 2014	72,376,140	72,532,940	156,800
212	TOPIX Index	Jun. 2014	25,116,737	24,709,199	(407,538)

					120,426

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)(1)
Short Positions:
4	90 Day Euro Dollar	Jun. 2014	$995,600	$997,550	$(1,950)
3	90 Day Euro Dollar	Sep. 2014	747,900	747,975	(75)
3	90 Day Euro Dollar	Dec. 2014	744,338	747,600	(3,262)
27	90 Day Euro Dollar	Mar. 2015	6,709,763	6,720,300	(10,537)
23	90 Day Euro Dollar	Jun. 2015	5,706,588	5,712,913	(6,325)
34	90 Day Euro Dollar	Sep. 2015	8,419,163	8,424,775	(5,612)
42	90 Day Euro Dollar	Dec. 2015	10,383,000	10,378,725	4,275
207	90 Day Euro Dollar	Mar. 2016	51,113,413	50,999,625	113,788
14	90 Day Euro Dollar	Jun. 2016	3,448,300	3,438,575	9,725
9	90 Day Euro Dollar	Sep. 2016	2,210,738	2,203,875	6,863
30	90 Day Sterling	Sep. 2014	6,213,636	6,213,636	—
836	5 Year U.S. Treasury Notes	Jun. 2014	99,918,163	99,444,812	473,351
10	10 Year Japanese Bonds	Jun. 2014	14,040,595	14,011,529	29,066
1,141	10 Year U.S. Treasury Notes	Jun. 2014	141,423,892	140,913,500	510,392
12	20 Year U.S. Treasury Bonds	Jun. 2014	1,586,719	1,598,625	(11,906)
29	30 Year U.S. Ultra Treasury Bonds	Jun. 2014	4,123,219	4,189,594	(66,375)
34	ASX SPI 200 Index	Jun. 2014	4,218,941	4,251,261	(32,320)
263	CAC40 10 Euro	Apr. 2014	15,430,180	15,909,639	(479,459)
83	Euro STOXX 50	Jun. 2014	3,440,657	3,544,712	(104,055)
162	FTSE 100 Index	Jun. 2014	17,550,923	17,672,457	(121,534)
143	FTSE/JSE Top 40 Index	Jun. 2014	5,784,518	5,891,687	(107,169)
27	FTSE/MIB Index	Jun. 2014	3,844,008	3,980,052	(136,044)
320	Hang Seng Index	Apr. 2014	44,903,042	45,670,083	(767,041)
26	IBEX 35 Index	Apr. 2014	3,587,998	3,694,381	(106,383)
386	Mini MSCI Emerging Markets Index	Jun. 2014	18,110,980	19,031,730	(920,750)
47	Russell 2000 Mini Index	Jun. 2014	5,634,250	5,501,350	132,900
12	S&P 500 E-Mini	Jun. 2014	1,119,175	1,118,760	415

					(1,600,022)

					$(1,479,596)

(1)	Cash of $6,672,000 and U.S. Treasury Securities with a market value of $16,363,260 have been segregated to cover requirements for open futures contracts as of March 31, 2014.

Forward foreign currency exchange contracts outstanding at March 31, 2014:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 05/08/14	Goldman Sachs & Co.	AUD	10,255	$9,066,512	$9,485,694	$419,182
Expiring 06/10/14	Goldman Sachs & Co.	AUD	6,159	5,548,013	5,683,771	135,758
Expiring 06/10/14	Hong Kong & Shanghai Bank	AUD	7,707	7,080,915	7,112,688	31,773
Expiring 06/10/14	Hong Kong & Shanghai Bank	AUD	3,602	3,227,496	3,324,044	96,548
Expiring 06/10/14	Royal Bank of Scotland Group PLC	AUD	5,009	4,525,774	4,622,391	96,617
Brazilian Real,
Expiring 05/12/14	Credit Suisse First Boston Corp.	BRL	187	76,205	81,508	5,303
British Pound,
Expiring 05/08/14	Barclays Capital Group	GBP	336	562,597	560,466	(2,131)
Expiring 05/08/14	BNP Paribas	GBP	1,254	2,063,478	2,089,452	25,974
Expiring 05/08/14	Goldman Sachs & Co.	GBP	992	1,621,026	1,654,206	33,180
Expiring 05/08/14	Goldman Sachs & Co.	GBP	322	535,762	537,302	1,540
Expiring 05/08/14	Hong Kong & Shanghai Bank	GBP	1,176	1,954,381	1,959,635	5,254
Expiring 05/08/14	Morgan Stanley	GBP	419	697,178	698,518	1,340
Expiring 05/08/14	State Street Bank	GBP	220	362,732	366,740	4,008
Expiring 06/10/14	BNP Paribas	GBP	283	468,747	471,029	2,282
Expiring 06/10/14	Deutsche Bank AG	GBP	291	483,129	484,718	1,589
Expiring 06/10/14	Toronto Dominion	GBP	1,244	2,075,434	2,073,159	(2,275)

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2014 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
British Pound (cont’d.),
Expiring 06/27/14	Bank National de Paris	GBP	84	$140,234	$140,671	$437
Canadian Dollar,
Expiring 06/27/14	Credit Suisse First Boston Corp.	CAD	900	803,431	812,633	9,202
Expiring 06/27/14	UBS AG	CAD	182	164,416	163,794	(622)
Chilean Peso,
Expiring 05/12/14	BNP Paribas	CLP	43,211	74,967	78,447	3,480
Expiring 05/12/14	Credit Suisse First Boston Corp.	CLP	41,694	72,758	76,032	3,274
Euro,
Expiring 04/30/14	UBS AG	EUR	146	201,825	200,435	(1,390)
	Australia and New Zealand
Expiring 05/08/14	Banking Group	EUR	362	497,967	498,266	299
Expiring 05/08/14	Barclays Capital Group	EUR	326	455,451	449,677	(5,774)
Expiring 05/08/14	Goldman Sachs & Co.	EUR	582	801,231	802,194	963
Expiring 05/08/14	Royal Bank of Canada	EUR	261	357,507	359,020	1,513
Expiring 06/10/14	Credit Suisse First Boston Corp.	EUR	2,050	2,817,010	2,823,875	6,865
Expiring 06/10/14	Credit Suisse First Boston Corp.	EUR	324	449,674	446,814	(2,860)
Hong Kong Dollar,
Expiring 05/08/14	Bank National de Paris	HKD	2,579	332,275	332,511	236
Expiring 05/08/14	State Street Bank	HKD	2,960	381,251	381,638	387
Expiring 06/10/14	Credit Suisse First Boston Corp.	HKD	46,997	6,055,361	6,060,688	5,327
Expiring 06/10/14	Goldman Sachs & Co.	HKD	10,694	1,378,502	1,379,122	620
Expiring 06/10/14	UBS AG	HKD	37,048	4,775,069	4,777,601	2,532
Expiring 06/27/14	Credit Suisse First Boston Corp.	HKD	14,640	1,886,405	1,888,110	1,705
Expiring 06/27/14	Goldman Sachs & Co.	HKD	2,311	298,063	298,039	(24)
Hungarian Forint,
Expiring 06/10/14	Hong Kong & Shanghai Bank	HUF	859,865	3,781,787	3,839,247	57,460
Japanese Yen,
Expiring 05/08/14	Goldman Sachs & Co.	JPY	195,259	1,927,530	1,892,159	(35,371)
Expiring 05/08/14	Royal Bank of Canada	JPY	169,574	1,654,992	1,643,264	(11,728)
Expiring 06/10/14	Deutsche Bank AG	JPY	73,580	712,622	713,153	531
Expiring 06/10/14	State Street Bank	JPY	50,032	493,448	484,922	(8,526)
Expiring 06/10/14	Toronto Dominion	JPY	135,576	1,320,322	1,314,028	(6,294)
	Australia and New Zealand
Expiring 06/27/14	Banking Group	JPY	12,969	126,681	125,711	(970)
Expiring 06/27/14	Barclays Capital Group	JPY	13,316	129,934	129,072	(862)
Mexican Peso,
Expiring 06/10/14	Goldman Sachs & Co.	MXN	28,934	2,170,049	2,203,987	33,938
New Zealand Dollar,
Expiring 06/10/14	Goldman Sachs & Co.	NZD	6,661	5,516,275	5,746,695	230,420
Expiring 06/10/14	Hong Kong & Shanghai Bank	NZD	6,431	5,552,825	5,548,739	(4,086)
Norwegian Krone,
Expiring 05/08/14	Goldman Sachs & Co.	NOK	7,505	1,187,946	1,251,472	63,526
Expiring 05/12/14	UBS AG	NOK	489	80,285	81,532	1,247
Expiring 06/10/14	Goldman Sachs & Co.	NOK	16,565	2,725,832	2,758,820	32,988
Expiring 06/10/14	Hong Kong & Shanghai Bank	NOK	32,964	5,449,243	5,489,977	40,734
Expiring 10/03/14	UBS AG	NOK	719	113,220	119,208	5,988
Russian Ruble,
Expiring 06/10/14	Credit Suisse First Boston Corp.	RUB	83,501	2,232,504	2,342,719	110,215
Expiring 06/10/14	Goldman Sachs & Co.	RUB	158,674	4,403,337	4,451,780	48,443
Singapore Dollar,
Expiring 04/15/14	UBS AG	SGD	100	78,520	79,498	978
	Royal Bank of Scotland Group
Expiring 05/08/14	PLC	SGD	3,092	2,436,471	2,458,363	21,892
Expiring 06/27/14	State Street Bank	SGD	382	301,963	303,877	1,914
South African Rand,
Expiring 05/12/14	Credit Suisse First Boston Corp.	ZAR	868	77,496	81,912	4,416
Expiring 05/12/14	UBS AG	ZAR	833	76,433	78,638	2,205
Swedish Krona,
Expiring 04/30/14	UBS AG	SEK	1,000	153,942	154,432	490

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2014 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Swedish Krona (cont’d.),
Expiring 04/30/14	UBS AG	SEK	470	$72,353	$72,583	$230
Expiring 05/08/14	State Street Bank	SEK	6,102	948,330	942,238	(6,092)
Expiring 05/08/14	UBS AG	SEK	7,852	1,217,442	1,212,375	(5,067)
Expiring 06/27/14	Societe Generale	SEK	4,392	690,861	677,713	(13,148)
Swiss Franc,
Expiring 04/28/14	UBS AG	CHF	71	79,309	80,331	1,022
Expiring 05/08/14	Goldman Sachs & Co.	CHF	363	401,894	410,590	8,696
Expiring 06/10/14	Goldman Sachs & Co.	CHF	647	739,152	732,770	(6,382)
Expiring 06/27/14	Societe Generale	CHF	516	590,807	584,145	(6,662)
Turkish Lira,
Expiring 06/10/14	Citigroup Global Markets	TRY	25,303	11,604,256	11,576,562	(27,694)

				$121,340,837	$122,757,400	$1,416,563

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 06/10/14	Goldman Sachs & Co.	AUD	22,477	$19,921,306	$20,742,893	$(821,587)
Expiring 06/27/14	Credit Suisse First Boston Corp.	AUD	93	83,950	85,489	(1,539)
Brazilian Real,
Expiring 05/12/14	Goldman Sachs & Co.	BRL	187	76,483	81,508	(5,025)
British Pound,
Expiring 04/24/14	Royal Bank of Scotland Group PLC	GBP	207	344,004	344,786	(782)
Expiring 05/08/14	BNP Paribas	GBP	1,004	1,638,895	1,673,474	(34,579)
Expiring 05/08/14	Deutsche Bank AG	GBP	359	597,331	598,571	(1,240)
Expiring 05/08/14	Goldman Sachs & Co.	GBP	201	330,468	334,260	(3,792)
Expiring 06/10/14	Citigroup Global Markets	GBP	407	679,411	677,977	1,434
Expiring 06/10/14	UBS AG	GBP	15,292	25,414,114	25,479,581	(65,467)
Expiring 06/10/14	UBS AG	GBP	900	1,501,051	1,499,626	1,425
Expiring 06/27/14	Hong Kong & Shanghai Bank	GBP	1,032	1,715,582	1,719,327	(3,745)
Canadian Dollar,
Expiring 04/24/14	Credit Suisse First Boston Corp.	CAD	67	59,498	60,185	(687)
Expiring 05/08/14	BNP Paribas	CAD	414	369,135	373,905	(4,770)
Expiring 05/08/14	Societe Generale	CAD	1,333	1,196,362	1,204,604	(8,242)
Expiring 06/09/14	Goldman Sachs & Co.	CAD	82	73,051	74,049	(998)
Expiring 06/09/14	UBS AG	CAD	84	75,799	75,856	(57)
Expiring 06/09/14	UBS AG	CAD	82	73,867	74,049	(182)
Expiring 06/10/14	Deutsche Bank AG	CAD	7,655	6,775,702	6,912,906	(137,204)
Expiring 06/10/14	Royal Bank of Scotland Group PLC	CAD	5,028	4,483,651	4,540,505	(56,854)
Expiring 06/10/14	State Street Bank	CAD	5,814	5,255,916	5,250,073	5,843
Chilean Peso,
Expiring 05/12/14	BNP Paribas	CLP	41,694	74,109	75,693	(1,584)
Expiring 05/12/14	Credit Suisse First Boston Corp.	CLP	43,211	77,301	78,448	(1,147)
Expiring 05/12/14	Credit Suisse First Boston Corp.	CLP	40,529	73,084	73,578	(494)
Expiring 05/12/14	Goldman Sachs & Co.	CLP	82,861	146,398	150,430	(4,032)
Expiring 06/10/14	Citigroup Global Markets	CLP	3,061,383	5,533,454	5,541,753	(8,299)
Danish Krone,
Expiring 05/08/14	Societe Generale	DKK	4,498	815,520	830,265	(14,745)
Expiring 06/10/14	BNP Paribas	DKK	2,563	471,689	473,240	(1,551)
Expiring 06/10/14	Goldman Sachs & Co.	DKK	3,621	662,820	668,444	(5,624)
Euro,
Expiring 04/10/14	Goldman Sachs & Co.	EUR	294	409,061	405,022	4,039
Expiring 04/10/14	Goldman Sachs & Co.	EUR	294	399,286	405,023	(5,737)
Expiring 04/10/14	State Street Bank	EUR	202	277,605	278,281	(676)

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2014 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Recivable	Current Value	Unrealized Appreciation (Depreciation)
Euro (cont’d.),
Expiring 04/10/14	Westminster Research Associates LLC	EUR	293	$397,664	$403,644	$(5,980)
Expiring 04/24/14	Goldman Sachs & Co.	EUR	417	580,145	573,916	6,229
Expiring 04/30/14	UBS AG	EUR	194	265,048	267,247	(2,199)
Expiring 04/30/14	UBS AG	EUR	79	107,404	108,827	(1,423)
Expiring 05/08/14	Bank National de Paris	EUR	326	448,210	448,895	(685)
Expiring 05/08/14	Bank of New York Mellon	EUR	771	1,068,989	1,061,968	7,021
Expiring 05/08/14	BNP Paribas	EUR	380	514,325	522,823	(8,498)
Expiring 05/08/14	Citigroup Global Markets	EUR	856	1,185,757	1,178,440	7,317
Expiring 05/08/14	Credit Suisse First Boston Corp.	EUR	338	456,443	465,032	(8,589)
Expiring 05/08/14	Goldman Sachs & Co.	EUR	841	1,164,425	1,158,193	6,232
Expiring 05/08/14	Societe Generale	EUR	1,856	2,508,663	2,556,255	(47,592)
Expiring 05/08/14	Societe Generale	EUR	672	922,860	925,771	(2,911)
Expiring 05/08/14	State Street Bank	EUR	814	1,109,056	1,121,864	(12,808)
Expiring 05/08/14	State Street Bank	EUR	596	817,851	820,547	(2,696)
Expiring 05/08/14	State Street Bank	EUR	476	647,156	656,064	(8,908)
Expiring 06/10/14	Deutsche Bank AG	EUR	8,975	12,348,679	12,363,622	(14,943)
Expiring 06/10/14	Goldman Sachs & Co.	EUR	37,432	51,122,551	51,562,485	(439,934)
Expiring 06/10/14	Goldman Sachs & Co.	EUR	330	455,500	454,477	1,023
Expiring 06/10/14	Hong Kong & Shanghai Bank	EUR	7,961	10,934,088	10,966,025	(31,937)
Expiring 06/27/14	Royal Bank of Canada	EUR	100	139,164	137,353	1,811
Expiring 06/27/14	Toronto Dominion	EUR	973	1,354,655	1,340,344	14,311
Hong Kong Dollar,
Expiring 05/08/14	Westpac Banking Corp.	HKD	38,861	5,004,095	5,010,827	(6,732)
Expiring 06/10/14	Hong Kong & Shanghai Bank	HKD	3,608	465,296	465,332	(36)
Hungarian Forint,
Expiring 06/10/14	Morgan Stanley	HUF	2,102,393	9,165,004	9,387,063	(222,059)
Japanese Yen,
Expiring 05/08/14	Bank National de Paris	JPY	35,420	347,594	343,241	4,353
Expiring 05/08/14	Barclays Capital Group	JPY	201,996	1,975,545	1,957,441	18,104
Expiring 05/08/14	Goldman Sachs & Co.	JPY	77,956	762,368	755,439	6,929
Expiring 05/08/14	Hong Kong & Shanghai Bank	JPY	50,335	493,397	487,770	5,627
Expiring 05/08/14	State Street Bank	JPY	75,644	746,447	733,031	13,416
Expiring 05/08/14	UBS AG	JPY	54,062	528,235	523,885	4,350
Expiring 06/10/14	Deutsche Bank AG	JPY	1,202,711	11,814,667	11,656,907	157,760
	Australia and New Zealand
Expiring 06/27/14	Banking Group	JPY	66,284	653,561	642,488	11,073
Expiring 09/26/14	Goldman Sachs & Co.	JPY	18,853	184,234	182,847	1,387
Mexican Peso,
Expiring 06/10/14	UBS AG	MXN	88,691	6,596,206	6,755,759	(159,553)
New Zealand Dollar,
Expiring 06/10/14	Hong Kong & Shanghai Bank	NZD	6,661	5,534,471	5,746,695	(212,224)
Norwegian Krone,
Expiring 05/12/14	BNP Paribas	NOK	469	77,493	78,197	(704)
Expiring 05/12/14	Goldman Sachs & Co.	NOK	489	78,533	81,533	(3,000)
Expiring 05/12/14	UBS AG	NOK	489	79,532	81,533	(2,001)
Expiring 05/12/14	UBS AG	NOK	441	73,506	73,529	(23)
Expiring 06/10/14	Deutsche Bank AG	NOK	33,165	5,519,081	5,523,330	(4,249)
Expiring 06/27/14	Societe Generale	NOK	836	139,477	139,130	347
Expiring 10/03/14	State Street Bank	NOK	719	114,552	119,208	(4,656)
Russian Ruble,
Expiring 06/10/14	Credit Suisse First Boston Corp.	RUB	87,567	2,413,470	2,456,781	(43,311)
Expiring 06/10/14	Morgan Stanley	RUB	154,609	4,191,075	4,337,718	(146,643)
Singapore Dollar,
Expiring 04/15/14	Goldman Sachs & Co.	SGD	100	79,058	79,498	(440)
Expiring 04/15/14	UBS AG	SGD	100	78,163	79,498	(1,335)
South African Rand,
Expiring 05/12/14	Barclays Capital Group	ZAR	868	77,848	81,911	(4,063)

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2014 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
South African Rand (cont’d.),
Expiring 05/12/14	Barclays Capital Group	ZAR	787	$73,073	$74,267	$(1,194)
Expiring 05/12/14	BNP Paribas	ZAR	1,278	115,474	120,602	(5,128)
Expiring 05/12/14	Goldman Sachs & Co.	ZAR	804	73,900	75,871	(1,971)
Expiring 06/10/14	Barclays Capital Group	ZAR	57,797	5,431,922	5,428,834	3,088
Expiring 06/10/14	Morgan Stanley	ZAR	61,203	5,568,199	5,748,791	(180,592)
Swedish Krona,
Expiring 04/30/14	UBS AG	SEK	1,000	156,223	154,432	1,791
Expiring 04/30/14	UBS AG	SEK	470	73,608	72,583	1,025
Expiring 05/08/14	BNP Paribas	SEK	1,765	269,825	272,504	(2,679)
Swiss Franc,
Expiring 04/28/14	UBS AG	CHF	71	78,621	80,331	(1,710)
Expiring 05/08/14	Barclays Capital Group	CHF	497	560,143	562,630	(2,487)
Expiring 05/08/14	State Street Bank	CHF	715	796,941	809,145	(12,204)
Expiring 06/10/14	Morgan Stanley	CHF	5,220	5,864,973	5,907,835	(42,862)
Expiring 06/10/14	UBS AG	CHF	1,049	1,184,311	1,187,578	(3,267)
Turkish Lira,
Expiring 06/10/14	Hong Kong & Shanghai Bank	TRY	7,822	3,399,106	3,578,545	(179,439)
Expiring 06/10/14	Hong Kong & Shanghai Bank	TRY	7,096	3,112,700	3,246,764	(134,064)
Expiring 06/10/14	Morgan Stanley	TRY	10,385	4,489,996	4,751,254	(261,258)

				$256,596,459	$259,730,150	$(3,133,691)

Cross currency exchange contracts outstanding at March 31, 2014:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)	Counterparty
05/08/14	Buy	EUR	376	GBP	309	$3,067	Goldman Sachs & Co.
05/08/14	Buy	GBP	309	EUR	375	(1,807)	Citigroup Global Markets
05/08/14	Buy	GBP	248	EUR	301	(1,247)	UBS AG
05/08/14	Buy	HKD	4,344	JPY	57,434	3,556	Toronto Dominion
05/08/14	Buy	JPY	43,493	GBP	256	(5,041)	Citigroup Global Markets
05/08/14	Buy	JPY	33,997	EUR	241	(2,525)	Goldman Sachs & Co.

						$(3,997)

Interest rate swap agreements outstanding at March 31, 2014:

Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter swap agreements:
360	05/02/43	3.000%	3-month LIBOR	(1)	$50,731	$—	$50,731	Barclays Bank PLC

Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
546	12/06/18	1.541%	3-month LIBOR(1)	$—	$3,929	$3,929
907	11/19/23	2.776%	3-month LIBOR(1)	—	1,090	1,090
5,293	03/27/24	4.054%	3-month LIBOR(1)	—	(2,516)	(2,516)
3,583	03/29/24	3.974%	3-month LIBOR(1)	—	(323,998)	(323,998)
3,831	04/02/24	4.052%	3-month LIBOR(2)	—	—	—
861	01/21/44	3.791%	3-month LIBOR(1)	—	(43,126)	(43,126)
262	03/01/46	3.978%	3-month LIBOR(1)	—	(5,363)	(5,363)

				$—	$(369,984)	$(369,984)

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2014 (continued):

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

# Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at March 31, 2014:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on credit indices – Sell Protection(1):
CMBX.NA.AA.3.V1	12/13/49	0.620%	250	$(204,313)	$(157,042)	$(47,271)	Barclays Bank PLC
CMBX.NA.AA.3.V1	12/13/49	0.620%	120	(98,070)	(75,650)	(22,420)	Morgan Stanley
CMBX.NA.AJ.V1	02/17/51	0.960%	300	(61,873)	(88,739)	26,866	Citigroup, Inc.
CMBX.NA.AM.4	02/17/51	0.500%	200	(11,124)	(61,454)	50,330	Morgan Stanley

				$(375,380)	$(382,885)	$7,505

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(4)	Implied Credit Spread at March 31, 2014(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1):
Boyd Gaming Corp.	06/20/14	5.000%	450	0.345%	$4,708	$(263)	$4,971	Deutsche Bank AG
Boyd Gaming Corp.	06/20/14	5.000%	350	0.345%	3,662	(449)	4,111	Deutsche Bank AG
Boyd Gaming Corp.	06/20/14	5.000%	90	0.345%	942	(111)	1,053	Deutsche Bank AG
Clear Channel Communications	06/20/14	5.000%	160	4.285%	256	(463)	719	Morgan Stanley
Clear Channel Communications	09/20/14	5.000%	70	4.286%	237	(410)	647	UBS AG
Clear Channel Communications	09/20/14	5.000%	60	4.286%	203	(341)	544	Morgan Stanley
H.J. Heinz Co.	03/20/18	1.000%	340	0.848%	2,001	(7,545)	9,546	BNP Paribas
H.J. Heinz Co.	03/20/18	1.000%	110	0.848%	647	(2,335)	2,982	BNP Paribas
H.J. Heinz Co.	03/20/18	1.000%	110	0.848%	647	(3,749)	4,396	BNP Paribas
H.J. Heinz Co.	03/20/18	1.000%	110	0.848%	647	(4,119)	4,766	BNP Paribas
H.J. Heinz Co.	03/20/18	1.000%	60	0.848%	353	(2,108)	2,461	Barclays Bank PLC
H.J. Heinz Co.	03/20/18	1.000%	60	0.848%	353	(2,356)	2,709	BNP Paribas
H.J. Heinz Co.	03/20/18	1.000%	60	0.848%	353	(1,360)	1,713	BNP Paribas
H.J. Heinz Co.	03/20/18	1.000%	60	0.848%	353	(1,661)	2,014	BNP Paribas
McClatchy Corp.	06/20/14	5.000%	350	0.443%	3,584	(254)	3,838	UBS AG
McClatchy Corp.	06/20/14	5.000%	300	0.443%	3,072	(160)	3,232	UBS AG
McClatchy Corp.	06/20/14	5.000%	150	0.443%	1,536	(314)	1,850	UBS AG
McClatchy Corp.	06/20/14	5.000%	95	0.443%	973	(36)	1,009	Morgan Stanley
McClatchy Corp.	06/20/14	5.000%	50	0.443%	512	(150)	662	Morgan Stanley
McClatchy Corp.	06/20/14	5.000%	50	0.443%	512	(211)	723	Morgan Stanley
McClatchy Corp.	03/20/15	5.000%	130	0.562%	5,641	(1,298)	6,939	Citigroup, Inc.
McClatchy Corp.	03/20/15	5.000%	120	0.562%	5,207	(1,402)	6,609	Deutsche Bank AG
Radioshack Corp.	06/20/14	5.000%	380	*	(21,945)	(16,004)	(5,941)	Credit Suisse First Boston Corp.
Radioshack Corp.	06/20/14	5.000%	40	*	(2,310)	(2,545)	235	Morgan Stanley
Radioshack Corp.	06/20/14	5.000%	30	*	(1,733)	(1,579)	(154)	UBS AG

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Credit default swap agreements outstanding at March 31, 2014 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(4)	Implied Credit Spread at March 31, 2014(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1) (cont’d.)
Radioshack Corp.	06/20/14	5.000%	10	*	$(578)	$(600)	$22	Barclays Bank PLC
Radioshack Corp.	09/20/14	5.000%	50	*	(6,578)	(6,490)	(88)	Barclays Bank PLC
Radioshack Corp.	09/20/14	5.000%	50	*	(6,578)	(5,652)	(926)	Deutsche Bank AG
Radioshack Corp.	09/20/14	5.000%	50	*	(6,578)	(5,999)	(579)	Deutsche Bank AG
Radioshack Corp.	09/20/14	5.000%	30	*	(3,947)	(3,599)	(348)	Barclays Bank PLC
Radioshack Corp.	09/20/14	5.000%	30	*	(3,947)	(3,798)	(149)	Deutsche Bank AG
Radioshack Corp.	09/20/14	5.000%	20	*	11,906	(2,509)	14,415	UBS AG
Radioshack Corp.	09/20/14	5.000%	20	*	(2,631)	(2,475)	(156)	UBS AG
Radioshack Corp.	09/20/14	5.000%	20	*	(2,631)	(2,608)	(23)	UBS AG
Realogy Corp.	06/20/14	5.000%	200	0.424%	2,057	(659)	2,716	Deutsche Bank AG
Realogy Corp.	09/20/14	5.000%	100	0.424%	2,193	(776)	2,969	Deutsche Bank AG
Russian Federation	03/20/19	1.000%	190	*	(9,693)	(14,287)	4,594	Morgan Stanley
Russian Federation	06/20/19	1.000%	1,690	*	(93,188)	(125,540)	32,352	Citigroup, Inc.
SuperValu, Inc.	03/20/16	5.000%	60	1.178%	4,500	(1,824)	6,324	UBS AG
SuperValu, Inc.	03/20/16	5.000%	30	1.178%	2,250	(1,123)	3,373	BNP Paribas
								Credit Suisse
								First Boston
SuperValu, Inc.	03/20/16	5.000%	30	1.178%	2,250	(1,360)	3,610	Corp.

					$(100,782)	$(230,522)	$129,740

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)
Exchange-traded credit default swaps on credit indices – Sell Protection(1):
CDX.HY.22.V1	06/20/19	5.000%	$380	$26,980	$(28,307)	$(55,287)
CDX.NA.HY.21	12/20/18	5.000%	760	60,078	60,444	366

				$87,058	$32,137	$(54,921)

The Portfolio entered into credit default swap agreements on corporate issues, sovereign issues and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

Reference Entity/ Obligation	Termination Date	Notional Amount# (000)(4)	Fixed Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps – Buy Protection(2):
ABX.6.V2	05/25/46	190	0.110%	$40,791	$55,157	$(14,366)	Barclays Bank PLC
ABX.6.V2	05/25/46	170	0.110%	36,497	42,619	(6,122)	Credit Suisse First Boston Corp.
ABX.6.V2	05/25/46	150	0.110%	32,203	29,549	2,654	Bank of America
ABX.6.V2	05/25/46	90	0.110%	19,322	24,755	(5,433)	Credit Suisse First Boston Corp.
Alcoa, Inc.	03/20/19	280	1.000%	6,876	12,027	(5,151)	Morgan Stanley
CDX.EM.21	06/20/19	1,130	5.000%	(106,743)	(89,444)	(17,299)	Barclays Bank PLC

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Credit default swap agreements outstanding at March 31, 2014 (continued):

Reference Entity/Obligation	Termination Date	Notional Amount# (000)(4)	Fixed Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps – Buy Protection(2) (cont’d.)
CDX.EM.21	06/20/19	380	5.000%	$(35,896)	$(30,836)	$(5,060)	Morgan Stanley
CDX.EM.21	06/20/19	380	5.000%	(35,896)	(37,462)	1,566	Morgan Stanley
CDX.IOS.10.V1	01/12/41	1,217	5.000%	3,423	3,111	312	Citigroup, Inc.
CMBX.2.V1.NA.AJ	03/15/49	290	1.000%	27,218	33,009	(5,791)	Morgan Stanley
CMBX.NA.AA.3.V1	12/13/49	250	0.270%	147,969	127,766	20,203	Barclays Bank PLC
CMBX.NA.AA.3.V1	12/13/49	120	0.270%	71,025	62,678	8,347	Morgan Stanley
CMBX.NA.AM.1	10/12/52	200	1.000%	994	30,509	(29,515)	Morgan Stanley
CMBX.NA.BBB.4.V1	02/17/51	350	5.000%	306,126	253,953	52,173	Citigroup, Inc.
DIRECTV Holdings	06/20/19	150	1.000%	(367)	459	(826)	Credit Suisse First Boston Corp.
DIRECTV Holdings	06/20/19	80	1.000%	(196)	9	(205)	BNP Paribas
DIRECTV Holdings	06/20/19	40	1.000%	98	(55)	153	BNP Paribas
Federal Republic of Brazil	06/20/19	1,130	1.000%	38,378	43,058	(4,680)	Morgan Stanley
Federal Republic of Brazil	06/20/19	940	1.000%	21,193	38,553	(17,360)	Morgan Stanley
Federal Republic of Brazil	06/20/19	750	1.000%	25,472	31,111	(5,639)	Morgan Stanley
H.J. Heinz Co.	03/20/15	340	1.000%	(2,907)	(1,477)	(1,430)	BNP Paribas
H.J. Heinz Co.	03/20/15	60	1.000%	(513)	(288)	(225)	Barclays Bank PLC
H.J. Heinz Co.	03/20/15	60	1.000%	(513)	(312)	(201)	BNP Paribas
H.J. Heinz Co.	03/20/15	60	1.000%	(513)	(259)	(254)	BNP Paribas
H.J. Heinz Co.	03/20/16	110	1.000%	(940)	(183)	(757)	BNP Paribas
H.J. Heinz Co.	03/20/16	110	1.000%	(1,507)	(460)	(1,047)	BNP Paribas
H.J. Heinz Co.	03/20/16	110	1.000%	(1,507)	(744)	(763)	BNP Paribas
H.J. Heinz Co.	03/20/16	60	1.000%	(822)	(194)	(628)	BNP Paribas
ITRX.X21.V1	06/20/19	EUR 1,880	1.000%	(8,814)	2,399	(11,213)	Barclays Bank PLC
Peoples Republic of China	06/20/19	2,250	1.000%	(9,943)	3,440	(13,383)	Barclays Bank PLC
Republic of South Africa	06/20/19	190	1.000%	8,378	9,476	(1,098)	BNP Paribas
Republic of Turkey	03/20/19	190	1.000%	9,538	13,232	(3,694)	Morgan Stanley
Republic of Turkey	06/20/19	380	1.000%	20,911	26,326	(5,415)	BNP Paribas
United Mexican States	06/20/19	2,260	1.000%	(13,443)	(12,099)	(1,344)	Bank of America

				$595,892	$669,383	$(73,491)

Reference Entity/Obligation	Termination Date	Notional Amount# (000)(4)	Fixed Rate	Value at Trade Date	Value at March 31, 2014	Unrealized Depreciation
Exchange-traded credit default swaps – Buy Protection(2):
CDX.IG.22.V1	06/20/19	9,860	1.000%	$(147,803)	$(150,246)	$(2,443)
CDX.IG.V1.21	12/20/18	3,800	1.000%	(64,726)	(67,720)	(2,994)
CDX.NA.HY.21	12/20/18	430	5.000%	(25,555)	(34,198)	(8,643)
iTraxx Europe Crossover Series 20.V1	12/20/18	EUR 440	5.000%	(28,496)	(70,933)	(42,437)

				$(266,580)	$(323,097)	$(56,517)

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

* Fair value of credit default swap agreement is based on price obtained from independent pricing service which used information provided by market dealers. No implied credit spread is utilized in determining such fair value.

# Notional amount is shown in U.S. dollars unless otherwise stated.

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$964,004,289	$422,897,443	$263,962
Preferred Stocks	6,012,445	6,541,685	—
Rights	—	24,156	—
Warrants	136,111	—	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	27,598,723	—
Residential Mortgage-Backed Securities	—	15,467,793	1,036,359
Bank Loans	—	13,940,549	16,850
Commercial Mortgage-Backed Securities	—	50,798,419	1,403,109
Convertible Bonds	—	8,949,784	167,178
Corporate Bonds	—	507,437,635	4,931,792
Foreign Government Bonds	—	65,403,516	—
Municipal Bonds	—	1,386,395	—
Residential Mortgage-Backed Securities	—	200,411,611	—
U.S. Government Agency Obligations	—	151,669,270	—
U.S. Treasury Obligations	—	221,679,580	—
Affiliated Money Market Mutual Fund	558,770,252	—	—
Options Purchased	25,050	15,349	—
Options Written	(12,208)	—	—
Short Sales – Common Stocks	(128,053,141)	—	—
Short Sales – U.S. Government Agency Obligation	—	(2,723,406)	—
Other Financial Instruments*
Futures	(1,479,596)	—	—
Foreign Forward Currency Contracts	—	(1,721,125)	—
Interest Rate Swaps	—	(319,253)	—
Credit Default Swaps	—	(47,684)	—

Total	$1,399,403,202	$1,689,410,440	$7,819,250

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2014 as categorized by risk exposure:

Derivative Fair Value at 03/31/14
Credit contracts	$(47,684)
Equity contracts.	(2,131,450)
Foreign exchange contracts	(1,721,125)
Interest rate contracts	521,059

Total	$(3,379,200)

AST JENNISON LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.4%
COMMON STOCKS
Aerospace & Defense — 5.1%
Boeing Co. (The)	111,467	$13,987,994
Precision Castparts Corp.	60,695	15,341,268
United Technologies Corp.	103,298	12,069,338

		41,398,600

Automobiles — 1.1%
Tesla Motors, Inc.*(a)	42,467	8,852,246

Biotechnology — 8.9%
Alexion Pharmaceuticals, Inc.*	86,518	13,161,983
Biogen Idec, Inc.*	70,460	21,551,600
Celgene Corp.*	72,136	10,070,186
Gilead Sciences, Inc.*	186,972	13,248,836
Incyte Corp. Ltd.*(a)	50,762	2,716,782
Intercept Pharmaceuticals, Inc.*	9,644	3,180,495
Vertex Pharmaceuticals, Inc.*	124,731	8,820,976

		72,750,858

Capital Markets — 2.1%
Goldman Sachs Group, Inc. (The)	55,008	9,013,061
Morgan Stanley	258,253	8,049,745

		17,062,806

Chemicals — 2.1%
Monsanto Co.	150,214	17,089,847

Energy Equipment & Services — 1.3%
Schlumberger Ltd.	108,691	10,597,372

Food & Staples Retailing — 3.2%
Costco Wholesale Corp.	118,579	13,242,903
Sprouts Farmers Market, Inc.*	64,169	2,312,009
Whole Foods Market, Inc.	209,198	10,608,431

		26,163,343

Food Products — 1.7%
Mead Johnson Nutrition Co.	64,815	5,388,719
Mondelez International, Inc. (Class A Stock)	253,984	8,775,147

		14,163,866

Health Care Equipment & Supplies — 1.5%
Abbott Laboratories	328,125	12,636,094

Health Care Providers & Services — 1.0%
Express Scripts Holding Co.*	110,083	8,266,132

Hotels, Restaurants & Leisure — 4.6%
Chipotle Mexican Grill, Inc.*	14,237	8,087,328
Dunkin’ Brands Group, Inc.(a)	177,181	8,890,943
Las Vegas Sands Corp.	71,060	5,740,227
Marriott International, Inc. (Class A Stock)(a)	86,015	4,818,560
Starbucks Corp.	131,773	9,669,503

		37,206,561

Internet & Catalog Retail — 7.2%
Amazon.com, Inc.*	75,236	25,318,419
Netflix, Inc.*	27,078	9,532,268
Priceline Group, Inc. (The)*	16,286	19,411,121
TripAdvisor, Inc.*	48,278	4,373,503

		58,635,311

Internet Software & Services — 9.0%
Facebook, Inc. (Class A Stock)*	340,841	20,532,262
Google, Inc. (Class A Stock)*	31,207	34,780,514
LinkedIn Corp. (Class A Stock)*	64,195	11,872,223

	Shares	Value
COMMON STOCKS (Continued)
Internet Software & Services (cont’d.)
Pandora Media, Inc.*	93,677	$2,840,287
Twitter, Inc.*(a)	74,743	3,488,256

		73,513,542

IT Services — 6.9%
Accenture PLC (Class A Stock)	29,608	2,360,350
FleetCor Technologies, Inc.*	42,061	4,841,221
MasterCard, Inc. (Class A Stock)	392,684	29,333,495
Visa, Inc. (Class A Stock)	91,641	19,781,626

		56,316,692

Life Sciences Tools & Services — 1.6%
Illumina, Inc.*(a)	87,229	12,967,463

Media — 4.2%
Discovery Communications, Inc. (Class A Stock)*(a)	115,583	9,558,714
Twenty-First Century Fox, Inc. (Class A Stock)	265,176	8,477,677
Walt Disney Co. (The)	204,970	16,411,948

		34,448,339

Oil, Gas & Consumable Fuels — 2.7%
Concho Resources, Inc.*	90,167	11,045,458
EOG Resources, Inc.	55,027	10,794,647

		21,840,105

Personal Products — 0.7%
Estee Lauder Cos., Inc. (The) (Class A Stock)	87,064	5,822,840

Pharmaceuticals — 8.2%
Allergan, Inc.	122,923	15,254,744
Bristol-Myers Squibb Co.	312,550	16,236,972
Merck & Co., Inc.	226,324	12,848,413
Novo Nordisk A/S (Denmark), ADR	347,955	15,884,146
Perrigo Co. PLC	42,033	6,500,824

		66,725,099

Real Estate Investment Trusts (REITs) — 1.2%
American Tower Corp.	118,477	9,699,712

Road & Rail — 2.7%
Canadian Pacific Railway Ltd. (Canada)	69,309	10,426,153
Union Pacific Corp.	62,348	11,700,226

		22,126,379

Semiconductors & Semiconductor Equipment — 0.9%
ARM Holdings PLC (United Kingdom), ADR(a)	135,907	6,927,180

Software — 8.3%
Adobe Systems, Inc.*	150,428	9,889,137
FireEye, Inc.*(a)	66,973	4,123,528
Red Hat, Inc.*	182,679	9,678,333
Salesforce.com, Inc.*(a)	251,766	14,373,321
Splunk, Inc.*	126,351	9,032,833
Tableau Software, Inc. (Class A Stock)*	24,594	1,871,112
VMware, Inc. (Class A Stock)*(a)	112,418	12,143,392
Workday, Inc. (Class A Stock)*	76,184	6,965,503

		68,077,159

Specialty Retail — 4.7%
Inditex SA (Spain)	95,810	14,374,379
O’Reilly Automotive, Inc.*(a)	30,642	4,546,966

AST JENNISON LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
Tiffany & Co.	46,441	$4,000,892
TJX Cos., Inc. (The)	253,356	15,366,041

		38,288,278

Technology Hardware, Storage & Peripherals — 3.1%
Apple, Inc.	47,390	25,436,109

Textiles, Apparel & Luxury Goods — 5.4%
Michael Kors Holdings Ltd.*	104,288	9,726,942
NIKE, Inc. (Class B Stock)	220,712	16,301,788
Swatch Group AG (The) (Switzerland), ADR	258,647	8,095,651
Under Armour, Inc. (Class A Stock)*(a)	84,962	9,740,044

		43,864,425

TOTAL LONG-TERM INVESTMENTS (cost $469,623,646)		810,876,358

SHORT-TERM INVESTMENT — 9.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $80,058,806; includes $70,406,291 of cash collateral received for securities on loan) (b)(w)	80,058,806	80,058,806

TOTAL INVESTMENTS — 109.2% (cost $549,682,452)		890,935,164
Liabilities in excess of other assets — (9.2)%		(75,078,425)

NET ASSETS — 100.0%		$815,856,739

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $69,981,067; cash collateral of $70,406,291 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.

AST JENNISON LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$41,398,600	$—	$—
Automobiles	8,852,246	—	—
Biotechnology	72,750,858	—	—
Capital Markets	17,062,806	—	—
Chemicals	17,089,847	—	—
Energy Equipment & Services	10,597,372	—	—
Food & Staples Retailing	26,163,343	—	—
Food Products	14,163,866	—	—
Health Care Equipment & Supplies	12,636,094	—	—
Health Care Providers & Services	8,266,132	—	—
Hotels, Restaurants & Leisure	37,206,561	—	—
Internet & Catalog Retail	58,635,311	—	—
Internet Software & Services	73,513,542	—	—
IT Services	56,316,692	—	—
Life Sciences Tools & Services	12,967,463	—	—
Media	34,448,339	—	—
Oil, Gas & Consumable Fuels	21,840,105	—	—
Personal Products	5,822,840	—	—
Pharmaceuticals	66,725,099	—	—
Real Estate Investment Trusts (REITs)	9,699,712	—	—
Road & Rail	22,126,379	—	—
Semiconductors & Semiconductor Equipment	6,927,180	—	—
Software	68,077,159	—	—
Specialty Retail	23,913,899	14,374,379	—
Technology Hardware, Storage & Peripherals	25,436,109	—	—
Textiles, Apparel & Luxury Goods	43,864,425	—	—
Affiliated Money Market Mutual Fund	80,058,806	—	—

Total	$876,560,785	$14,374,379	$—

AST JENNISON LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.0% COMMON STOCKS
Aerospace & Defense — 1.8%
Boeing Co. (The)	96,399	$12,097,111

Airlines — 2.7%
American Airlines Group, Inc.*	193,464	7,080,782
United Continental Holdings, Inc.*	247,650	11,052,620

		18,133,402

Auto Components — 1.6%
Lear Corp.	130,163	10,897,246

Automobiles — 1.1%
General Motors Co.	210,440	7,243,345

Banks — 5.3%
PNC Financial Services Group, Inc. (The)	167,444	14,567,627
Wells Fargo & Co.	420,162	20,898,858

		35,466,485

Biotechnology — 1.2%
Celgene Corp.*	55,945	7,809,921

Capital Markets — 4.1%
Goldman Sachs Group, Inc. (The)	88,643	14,524,156
Morgan Stanley	415,592	12,954,003

		27,478,159

Communications Equipment — 1.2%
JDS Uniphase Corp.*	593,507	8,309,097

Computers & Peripherals — 0.9%
Apple, Inc.	11,299	6,064,625

Consumer Finance — 3.0%
Capital One Financial Corp.	108,611	8,380,425
Santander Consumer USA Holdings, Inc.*	115,344	2,777,484
SLM Corp.	368,473	9,020,219

		20,178,128

Diversified Financial Services — 6.8%
Citigroup, Inc.	305,731	14,552,796
ING US, Inc.	277,345	10,059,303
JPMorgan Chase & Co.	346,980	21,065,156

		45,677,255

Diversified Telecommunication Services — 4.0%
CenturyLink, Inc.(a)	283,106	9,297,201
Verizon Communications, Inc.	169,159	8,046,894
Vivendi SA (France)	331,247	9,219,597

		26,563,692

Electronic Equipment & Instruments — 2.5%
Flextronics International Ltd.*	1,779,377	16,441,443

Energy Equipment & Services — 1.6%
Halliburton Co.	181,623	10,695,778

Food & Staples Retailing — 1.7%
CVS Caremark Corp.	93,912	7,030,252
Wal-Mart Stores, Inc.	53,899	4,119,501

		11,149,753

Food Products — 3.8%
Bunge Ltd.	136,136	10,824,173
ConAgra Foods, Inc.	157,303	4,881,112
Mondelez International, Inc. (Class A Stock)	288,687	9,974,136

		25,679,421

	Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services — 5.0%
CIGNA Corp.	107,754	$9,022,242
Express Scripts Holding Co.*	194,784	14,626,331
HCA Holdings, Inc.*	191,356	10,046,189

		33,694,762

Hotels, Restaurants & Leisure — 4.4%
Carnival Corp.	355,283	13,451,014
Hilton Worldwide Holdings, Inc.*	66,881	1,487,433
Hyatt Hotels Corp. (Class A Stock)*	154,216	8,298,363
International Game Technology(a)	445,061	6,257,558

		29,494,368

Independent Power Producers & Energy Traders — 1.8%
Calpine Corp.*	574,946	12,022,121

Industrial Conglomerates — 1.0%
Siemens AG (Germany), ADR	47,131	6,369,755

Insurance — 4.1%
MetLife, Inc.	266,771	14,085,509
Travelers Cos., Inc. (The)	75,872	6,456,707
XL Group PLC (Ireland)	224,526	7,016,438

		27,558,654

Internet Software & Services — 1.9%
Google, Inc. (Class A Stock)*	11,217	12,501,459

Machinery — 1.9%
Caterpillar, Inc.(a)	34,656	3,443,767
SPX Corp.	95,991	9,436,875

		12,880,642

Media — 4.0%
Comcast Corp. (Class A Stock)	212,399	10,624,198
Liberty Global PLC (United Kingdom) (Class C Stock)*(a)	405,500	16,507,905

		27,132,103

Metals & Mining — 1.8%
Goldcorp, Inc. (Canada)	483,935	11,846,729

Oil, Gas & Consumable Fuels — 12.0%
Anadarko Petroleum Corp.	113,742	9,640,772
Denbury Resources, Inc.(a)	574,582	9,423,145
EOG Resources, Inc.	44,706	8,769,976
Marathon Oil Corp.	357,042	12,682,132
Marathon Petroleum Corp.	76,268	6,638,367
Noble Energy, Inc.	185,907	13,206,833
Occidental Petroleum Corp.	96,685	9,213,114
Suncor Energy, Inc. (Canada)	313,283	10,952,374

		80,526,713

Personal Products — 1.2%
Avon Products, Inc.	538,779	7,887,725

Pharmaceuticals — 9.4%
Actavis PLC*(a)	44,997	9,262,632
Bayer AG (Germany), ADR	69,611	9,415,584
Merck & Co., Inc.	169,839	9,641,760
Mylan, Inc.*(a)	311,643	15,217,528
Shire PLC (Ireland), ADR	56,456	8,385,410
Teva Pharmaceutical Industries Ltd. (Israel), ADR	204,941	10,829,082

		62,751,996

AST JENNISON LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Road & Rail — 3.3%
Hertz Global Holdings, Inc.*	437,998	$11,668,267
Union Pacific Corp.	55,632	10,439,901

		22,108,168

Semiconductors & Semiconductor Equipment — 1.6%
Applied Materials, Inc.	527,344	10,768,364

Software — 1.1%
Microsoft Corp.	178,395	7,312,411

Technology Hardware, Storage & Peripherals — 1.2%
EMC Corp.	303,163	8,309,698

TOTAL LONG-TERM INVESTMENTS (cost $458,335,528)		663,050,529

SHORT-TERM INVESTMENT — 8.1% AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $54,458,873; includes $47,837,529 of cash collateral received for securities on loan)(b)(w)	54,458,873	54,458,873

TOTAL INVESTMENTS — 107.1% (cost $512,794,401)		717,509,402
Liabilities in excess of other assets — (7.1)%		(47,375,592)

NET ASSETS — 100.0%		$670,133,810

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $46,734,651; cash collateral of $47,837,529 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$12,097,111	$—	$—
Airlines	18,133,402	—	—
Auto Components	10,897,246	—	—
Automobiles	7,243,345	—	—
Banks	35,466,485	—	—
Biotechnology	7,809,921	—	—
Capital Markets	27,478,159	—	—
Communications Equipment	8,309,097	—	—
Computers & Peripherals	6,064,625	—	—
Consumer Finance	20,178,128	—	—
Diversified Financial Services	45,677,255	—	—
Diversified Telecommunication Services	17,344,095	9,219,597	—
Electronic Equipment & Instruments	16,441,443	—	—
Energy Equipment & Services	10,695,778	—	—
Food & Staples Retailing	11,149,753	—	—

AST JENNISON LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Level 1	Level 2	Level 3
Food Products	$25,679,421	$—	$—
Health Care Providers & Services	33,694,762	—	—
Hotels, Restaurants & Leisure	29,494,368	—	—
Independent Power Producers & Energy Traders	12,022,121	—	—
Industrial Conglomerates	6,369,755	—	—
Insurance	27,558,654	—	—
Internet Software & Services	12,501,459	—	—
Machinery	12,880,642	—	—
Media	27,132,103	—	—
Metals & Mining	11,846,729	—	—
Oil, Gas & Consumable Fuels	80,526,713	—	—
Personal Products	7,887,725	—	—
Pharmaceuticals	62,751,996	—	—
Road & Rail	22,108,168	—	—
Semiconductors & Semiconductor Equipment	10,768,364	—	—
Software	7,312,411	—	—
Technology Hardware, Storage & Peripherals	8,309,698	—	—
Affiliated Money Market Mutual Fund	54,458,873	—	—

Total	$708,289,805	$9,219,597	$—

AST LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.9%
COMMON STOCKS
Aerospace & Defense — 3.2%
Boeing Co. (The)	161,400	$20,254,086
Embraer SA (Brazil), ADR	157,200	5,579,028
Lockheed Martin Corp.	62,000	10,120,880
Northrop Grumman Corp.	53,800	6,637,844

		42,591,838

Auto Components — 3.9%
Johnson Controls, Inc.	581,500	27,516,580
Lear Corp.	153,800	12,876,136
Magna International, Inc. (Canada)	117,900	11,354,949

		51,747,665

Banks — 14.7%
Bank of America Corp.	2,595,754	44,646,969
BB&T Corp.	166,900	6,704,373
Citigroup, Inc.	1,066,260	50,753,976
JPMorgan Chase & Co.	920,400	55,877,484
Wells Fargo & Co.	793,783	39,482,766

		197,465,568

Capital Markets — 1.1%
Bank of New York Mellon Corp. (The)	409,900	14,465,371

Consumer Finance — 2.0%
Capital One Financial Corp.	356,400	27,499,824

Electric Utilities — 4.6%
Edison International	178,300	10,093,563
Exelon Corp.	710,800	23,854,448
PPL Corp.	429,200	14,223,688
Southern Co. (The)(a)	321,500	14,126,710

		62,298,409

Electronic Equipment, Instruments & Components — 4.0%
Corning, Inc.(a)	2,092,900	43,574,178
TE Connectivity Ltd. (Switzerland)	161,325	9,713,378

		53,287,556

Food & Staples Retailing — 3.0%
Wal-Mart Stores, Inc.	526,800	40,263,324

Food Products — 1.2%
Kellogg Co.	159,300	9,989,703
Mondelez International, Inc. (Class A Stock)	182,100	6,291,555

		16,281,258

Health Care Equipment & Supplies — 0.9%
Zimmer Holdings, Inc.	132,100	12,494,018

Health Care Providers & Services — 6.0%
Humana, Inc.	144,300	16,265,496
UnitedHealth Group, Inc.	480,700	39,412,593
WellPoint, Inc.	241,700	24,061,235

		79,739,324

Hotels, Restaurants & Leisure — 0.7%
McDonald’s Corp.	99,000	9,704,970

Independent Power and Renewable Electricity Producers — 1.9%
NRG Energy, Inc.	786,000	24,994,800

Insurance — 9.1%
Allstate Corp. (The)(a)	614,500	34,768,410
American International Group, Inc.	1,258,100	62,917,581

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Unum Group	677,850	$23,934,884

		121,620,875

IT Services — 1.5%
International Business Machines Corp.	106,300	20,461,687

Machinery — 4.8%
Cummins, Inc.	210,300	31,332,597
PACCAR, Inc.	296,700	20,009,448
Stanley Black & Decker, Inc.	156,500	12,714,060

		64,056,105

Media — 2.4%
Comcast Corp. (Special Class A Stock)	252,500	12,311,900
Interpublic Group of Cos., Inc. (The)	736,400	12,621,896
Time Warner Cable, Inc.	49,000	6,721,820

		31,655,616

Multiline Retail — 2.6%
Target Corp.	572,500	34,641,975

Multi-Utilities — 2.9%
Public Service Enterprise Group, Inc.	1,022,600	39,001,964

Oil, Gas & Consumable Fuels — 9.5%
Marathon Oil Corp.	649,500	23,070,240
Murphy Oil Corp.	424,000	26,652,640
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	732,899	53,545,601
Total SA (France), ADR(a)	360,200	23,629,120

		126,897,601

Pharmaceuticals — 6.6%
Eli Lilly & Co.	219,500	12,919,770
Johnson & Johnson	272,100	26,728,383
Novartis AG (Switzerland), ADR	176,100	14,972,022
Sanofi (France), ADR(a)	640,300	33,474,884

		88,095,059

Professional Services — 0.4%
ManpowerGroup, Inc.	74,400	5,864,952

Software — 6.0%
Microsoft Corp.	1,008,550	41,340,465
Oracle Corp.	954,200	39,036,322

		80,376,787

Technology Hardware, Storage & Peripherals — 3.0%
Hewlett-Packard Co.	1,234,500	39,948,420

Wireless Telecommunication Services — 2.9%
Vodafone Group PLC (United Kingdom), ADR	1,045,745	38,493,873

TOTAL LONG-TERM INVESTMENTS (cost $1,020,122,933)		1,323,948,839

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT — 10.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $139,968,350; includes $133,722,270 of cash collateral for securities on loan)(b)(w)	139,968,350	$139,968,350

TOTAL INVESTMENTS — 109.4% (cost $1,160,091,283)		1,463,917,189
Liabilities in excess of other assets — (9.4)%		(125,725,494)

NET ASSETS — 100.0%		$1,338,191,695

The following abbreviation is used in the Portfolio descriptions:
ADR	American Depositary Receipt
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $131,415,478; cash collateral of $133,722,270 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$42,591,838	$—	$—
Auto Components	51,747,665	—	—
Banks	197,465,568	—	—
Capital Markets	14,465,371	—	—
Consumer Finance	27,499,824	—	—
Electric Utilities	62,298,409	—	—
Electronic Equipment, Instruments & Components	53,287,556	—	—
Food & Staples Retailing	40,263,324	—	—
Food Products	16,281,258	—	—
Health Care Equipment & Supplies	12,494,018	—	—
Health Care Providers & Services	79,739,324	—	—
Hotels, Restaurants & Leisure	9,704,970	—	—
Independent Power and Renewable Electricity Producers	24,994,800	—	—
Insurance	121,620,875	—	—
IT Services	20,461,687	—	—
Machinery	64,056,105	—	—
Media	31,655,616	—	—
Multiline Retail	34,641,975	—	—
Multi-Utilities	39,001,964	—	—
Oil, Gas & Consumable Fuels	126,897,601	—	—
Pharmaceuticals	88,095,059	—	—
Professional Services	5,864,952	—	—
Software	80,376,787	—	—
Technology Hardware, Storage & Peripherals	39,948,420	—	—
Wireless Telecommunication Services	38,493,873	—	—
Affiliated Money Market Mutual Fund	139,968,350	—	—

Total	$1,463,917,189	$—	$—

AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.5%
COMMON STOCKS
Air Freight & Logistics — 6.3%
Expeditors International of Washington, Inc.(a)	2,035,964	$80,685,253
United Parcel Service, Inc. (Class B Stock)	859,920	83,739,010

		164,424,263

Beverages — 8.7%
Coca-Cola Co. (The)	2,310,615	89,328,376
Diageo PLC (United Kingdom), ADR	68,965	8,592,349
Monster Beverage Corp.*	1,088,305	75,582,782
SABMiller PLC (United Kingdom), ADR(a)	1,053,140	53,078,256

		226,581,763

Biotechnology — 2.5%
Amgen, Inc.	523,016	64,508,793

Capital Markets — 3.7%
Greenhill & Co., Inc.(a)	474,015	24,639,300
SEI Investments Co.	2,143,598	72,046,329

		96,685,629

Communications Equipment — 9.0%
Cisco Systems, Inc.	5,518,517	123,669,966
QUALCOMM, Inc.	1,402,265	110,582,618

		234,252,584

Consumer Finance — 2.5%
American Express Co.	732,501	65,947,065

Energy Equipment & Services — 3.3%
Schlumberger Ltd.	875,622	85,373,145

Food Products — 3.8%
Danone SA (France), ADR	7,021,820	99,639,626

Health Care Equipment & Supplies — 5.4%
Varian Medical Systems, Inc.*(a)	918,930	77,180,931
Zimmer Holdings, Inc.	678,332	64,156,641

		141,337,572

Hotels, Restaurants & Leisure — 2.4%
Yum! Brands, Inc.	826,427	62,304,331

Household Products — 3.5%
Procter & Gamble Co. (The)	1,137,564	91,687,658

Internet & Catalog Retail — 4.8%
Amazon.com, Inc.*	369,781	124,438,702

Internet Software & Services — 10.2%
Facebook, Inc. (Class A Stock)*	1,990,405	119,901,997
Google, Inc. (Class A Stock)*	130,003	144,889,643

		264,791,640

IT Services — 6.2%
Automatic Data Processing, Inc.	472,023	36,468,497
Visa, Inc. (Class A Stock)(a)	575,373	124,200,016

		160,668,513

Pharmaceuticals — 7.2%
Merck & Co., Inc.	789,547	44,822,583
Novartis AG (Switzerland), ADR	980,088	83,327,082
Novo Nordisk A/S (Denmark), ADR	1,335,343	60,958,408

		189,108,073

Semiconductors & Semiconductor Equipment — 3.6%
Altera Corp.	188,873	6,844,757
Analog Devices, Inc.	226,412	12,031,534

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
ARM Holdings PLC (United Kingdom), ADR(a)	1,473,681	$75,113,521

		93,989,812

Software — 11.8%
Autodesk, Inc.*	1,468,699	72,230,617
FactSet Research Systems, Inc.(a)	466,990	50,346,192
Microsoft Corp.	1,530,399	62,731,055
Oracle Corp.	2,992,127	122,407,916

		307,715,780

Specialty Retail — 3.6%
Lowe’s Cos., Inc.	1,909,095	93,354,745

TOTAL COMMON STOCKS (cost $2,278,442,325)		2,566,809,694

SHORT-TERM INVESTMENT — 7.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $201,822,495; includes $168,117,587 of cash collateral for securities on loan)(b)(w)	201,822,495	201,822,495

TOTAL INVESTMENTS — 106.3% (cost $2,480,264,820)		2,768,632,189
Liabilities in excess of other assets — (6.3)%		(163,597,626)

NET ASSETS — 100.0%		$2,605,034,563

The following abbreviation is used in the Portfolio descriptions:
ADR	American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $166,960,304; cash collateral of $168,117,587 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Air Freight & Logistics	$164,424,263	$—	$—
Beverages	226,581,763	—	—
Biotechnology	64,508,793	—	—
Capital Markets	96,685,629	—	—
Communications Equipment	234,252,584	—	—
Consumer Finance	65,947,065	—	—
Energy Equipment & Services	85,373,145	—	—
Food Products	99,639,626	—	—
Health Care Equipment & Supplies	141,337,572	—	—
Hotels, Restaurants & Leisure	62,304,331	—	—
Household Products	91,687,658	—	—
Internet & Catalog Retail	124,438,702	—	—
Internet Software & Services	264,791,640	—	—
IT Services	160,668,513	—	—
Pharmaceuticals	189,108,073	—	—
Semiconductors & Semiconductor Equipment	93,989,812	—	—
Software	307,715,780	—	—
Specialty Retail	93,354,745	—	—
Affiliated Money Market Mutual Fund	201,822,495	—	—

Total	$2,768,632,189	$—	$—

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

LONG-TERM INVESTMENTS — 111.9%

ASSET-BACKED SECURITIES — 12.6%

Non-Residential Mortgage-Backed Securities — 10.5%
Ally Auto Receivables Trust, Series 2012-1, Class A3	0.930%		02/16/16	2,517	$2,522,670
Ally Auto Receivables Trust, Series 2012-2, Class A3	0.740%		04/15/16	3,004	3,008,654
Ally Auto Receivables Trust, Series 2012-SN1, Class A2	0.510%		12/22/14	343	343,231
Ally Auto Receivables Trust, Series 2013-2, Class A2A	0.540%		07/15/16	2,752	2,754,848
Ally Auto Receivables Trust, Series 2013-SN1, Class A2	0.520%		05/20/15	2,214	2,214,220
American Express Credit Account Master Trust, Series 2009-2, Class A	1.418%	(c)	03/15/17	6,966	6,997,528
AmeriCredit Automobile Receivables Trust, Series 2011-4, Class A3	1.170%		05/09/16	995	995,565
AmeriCredit Automobile Receivables Trust, Series 2012-3, Class A2	0.710%		12/08/15	195	194,516
AmeriCredit Automobile Receivables Trust, Series 2012-4, Class A2	0.490%		04/08/16	2,799	2,799,405
AmeriCredit Automobile Receivables Trust, Series 2013-1, Class A2	0.490%		06/08/16	2,057	2,057,156
AmeriCredit Automobile Receivables Trust, Series 2013-3, Class A2	0.680%		10/11/16	4,317	4,321,678
AmeriCredit Automobile Receivables Trust, Series 2013-4, Class A2	0.740%		11/08/16	2,514	2,517,149
AmeriCredit Automobile Receivables Trust, Series 2013-5, Class A2A	0.650%		03/08/17	2,885	2,888,932
BA Credit Card Trust, Series 2007-A6, Class A6	0.215%	(c)	09/15/16	4,350	4,349,943
BA Credit Card Trust, Series 2007-A10, Class A10	0.238%	(c)	12/15/16	8,000	7,999,768
Bank One Issuance Trust, Series 2004-A3, Class A3	0.325%	(c)	02/15/17	2,345	2,345,476
Capital Auto Receivables Asset Trust, Series 2013-1, Class A1	0.470%		03/20/15	3,059	3,058,086
CarMax Auto Owner Trust, Series 2012-3, Class A2	0.430%		09/15/15	1,388	1,388,179
CarMax Auto Owner Trust, Series 2013-4, Class A2	0.520%		11/15/16	8,660	8,667,647
CFC LLC, Series 2014-1A, Class A, 144A(g)	1.700%		12/17/18	760	759,909
Chase Issuance Trust, Series 2012-A1, Class A1	0.268%	(c)	05/16/16	10,900	10,899,858
Citibank Credit Card Issuance Trust, Series 2009-A4, Class A4	4.900%		06/23/16	9,189	9,283,968
Citibank Omni Master Trust, Series 2009-A14A, Class A14, 144A	2.922%	(c)	08/15/18	8,500	8,582,739
Discover Card Execution Note Trust, Series 2011-A3, Class A	0.365%	(c)	03/15/17	5,700	5,701,596
Discover Card Execution Note Trust, Series 2012-A2, Class A2	0.305%	(c)	10/17/16	5,135	5,135,000
Discover Card Master Trust, Series 2012-B3, Class B3	0.605%	(c)	05/15/18	3,650	3,652,763
Dryrock Issuance Trust, Series 2012-1, Class A	0.305%	(c)	08/15/17	3,250	3,248,407
Dryrock Issuance Trust, Series 2012-2, Class A	0.640%		08/15/18	3,000	2,997,135
GE Capital Credit Card Master Note Trust, Series 2010-1, Class A	3.690%		03/15/18	4,500	4,631,742
GE Capital Credit Card Master Note Trust, Series 2012-1, Class A	1.030%		01/15/18	1,642	1,648,217

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Honda Auto Receivables Owner Trust, Series 2012-1, Class A3	0.770%		01/15/16	2,787	$2,793,044
Honda Auto Receivables Owner Trust, Series 2013-4, Class A3	0.690%		09/18/17	5,699	5,706,158
Huntington Auto Trust, Series 2012-2, Class A2	0.380%		09/15/15	898	897,589
Hyundai Auto Receivables Trust, Series 2013-C, Class A2	0.570%		06/15/16	3,885	3,890,233
Illinois Student Assistance Commission, Series 2010-1, Class A2	1.289%	(c)	04/25/22	1,323	1,336,949
M&T Bank Auto Receivables Trust, Series 2013-1A, Class A2, 144A	0.660%		02/16/16	4,090	4,094,630
Nissan Auto Lease Trust, Series 2012-B, Class A3	0.580%		11/16/15	4,160	4,163,661
Santander Drive Auto Receivables Trust, Series 2012-4, Class A3	1.040%		08/15/16	5,046	5,054,334
Santander Drive Auto Receivables Trust, Series 2012-AA, Class A2, 144A	0.550%		02/16/16	1,415	1,415,179
Santander Drive Auto Receivables Trust, Series 2013-1, Class A2	0.480%		02/16/16	744	744,421
Santander Drive Auto Receivables Trust, Series 2013-2, Class A2	0.470%		03/15/16	1,013	1,013,306
Santander Drive Auto Receivables Trust, Series 2013-3, Class A2	0.550%		09/15/16	2,768	2,769,069
SLM Student Loan Trust, Series 2010-A, Class 2A, 144A	3.405%	(c)	05/16/44	4,072	4,335,404
SLM Student Loan Trust, Series 2011-1, Class A1	0.674%	(c)	03/25/26	776	777,748
SLM Student Loan Trust, Series 2012-C, Class A1, 144A	1.268%	(c)	08/15/23	2,871	2,887,529
Toyota Auto Receivables Owner Trust, Series 2013-B, Class A2	0.480%		02/15/16	3,515	3,517,875
World Omni Auto Receivables Trust, Series 2013-B, Class A2	0.480%		11/15/16	5,198	5,200,615

					168,563,729

Residential Mortgage-Backed Securities — 2.1%
HLSS Servicer Advance Receivables Backed Notes, Series 2013-T2, Class B2, 144A	1.495%		05/16/44	2,500	2,491,750
HLSS Servicer Advance Receivables Backed Notes, Series 2013-T2, Class C2, 144A	1.843%		05/16/44	2,250	2,245,050
HLSS Servicer Advance Receivables Backed Notes, Series 2013-T3, Class A3, 144A	1.793%		05/15/46	2,000	1,968,800
HLSS Servicer Advance Receivables Backed Notes, Series 2013-T5, Class AT5, 144A	1.979%		08/15/46	5,200	5,217,160
HLSS Servicer Advance Receivables Backed Notes, Series 2013-T6, Class AT6, 144A	1.287%		09/15/44	3,275	3,279,913
HLSS Servicer Advance Receivables Backed Notes, Series 2013-T7, Class AT7, 144A	1.790%		11/15/46	1,500	1,501,950
HLSS Servicer Advance Receivables Backed Notes, Series 2013-T7, Class BT7, 144A	2.229%		11/15/46	4,150	4,138,795
HLSS Servicer Advance Receivables Trust, Series 2012-T2, Class B2, 144A	2.480%		10/15/45	1,420	1,433,348
HLSS Servicer Advance Receivables Trust, Series 2012-T2, Class D2, 144A	4.940%		10/15/45	590	604,042
HLSS Servicer Advance Receivables Trust, Series 2013-T1, Class B2, 144A	1.744%		01/16/46	2,600	2,592,200

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
HLSS Servicer Advance Receivables Trust, Series 2014-T1, Class CT1, 144A	1.790%		01/17/45	1,750	$1,750,525
Nationstar Mortgage Advance Receivable Trust, Series 2013-T3, Class A3, 144A	2.438%		06/20/48	2,750	2,710,125
New Residential Advance Receivables Trust, Series 2014-T2, Class AT2, 144A(g)	2.377%		03/15/47	1,200	1,200,000
Option One Mortgage Loan Trust, Series 2005-1, Class A4(g)	0.954%	(c)	02/25/35	1,074	1,050,478
Structured Asset Securities Corp., Series 2005-WF1, Class A3(g)	0.826%	(c)	02/25/35	2,132	2,066,171

					34,250,307

TOTAL ASSET-BACKED SECURITIES (cost $203,069,055)					202,814,036

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.9%
Commercial Mortgage Pass-Through Certificates, Series 2006-C8, Class AM	5.347%		12/10/46	4,010	4,387,866
Commercial Mortgage Pass-Through Certificates, Series 2007-FL14, Class AJ, 144A	0.335%	(c)	06/15/22	1,790	1,774,832
Commercial Mortgage Pass-Through Certificates, Series 2013-LC6, Class AM	3.282%		01/10/46	5,290	5,134,273
Commercial Mortgage Pass-Through Certificates, Series 2013-LC13, Class A2	3.009%		08/10/46	9,580	9,897,749
Fannie Mae-Aces, Series 2013-M14, Class A	1.700%		08/25/18	4,479	4,449,535
FHLMC Multifamily Structured Pass-Through Certificates, Series K027, Class A2	2.637%		01/25/23	7,100	6,864,159
FHLMC Multifamily Structured Pass-Through Certificates, Series K035, Class A1	2.615%		03/25/23	4,112	4,146,789
FHLMC Multifamily Structured Pass-Through Certificates, Series K035, Class A2	3.458%		08/25/23	3,910	3,985,803
FHLMC Multifamily Structured Pass-Through Certificates, Series KS01, Class A2	2.522%		01/25/23	3,215	3,085,345
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2	5.381%		03/10/39	662	672,092
GS Mortgage Securities Corp. II, Series 2012-GCJ9, Class A3	2.773%		11/10/45	4,835	4,616,265
GS Mortgage Securities Corp. II, Series 2012-TMSQ, Class A, 144A	3.007%		12/10/30	1,300	1,206,091
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A3	3.578%		02/15/47	759	777,121
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A2	5.798%	(c)	06/15/49	1,301	1,301,899
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2009-RR1, Class A4B, 144A	5.648%	(c)	03/18/51	5,285	5,641,315
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139%		06/15/45	2,720	2,784,521
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class AS	3.372%		12/15/47	4,250	4,140,869
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3	3.669%		02/15/47	3,366	3,469,430
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class B, 144A	4.365%	(c)	08/10/49	3,600	3,663,943
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class AM	5.795%	(c)	07/15/45	5,670	6,184,643

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3	5.246%		12/15/43	860	$860,999

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $78,163,327)					79,045,539

CORPORATE BONDS — 27.7%

Advertising — 0.1%
Interpublic Group of Cos., Inc. (The), Sr. Unsec’d. Notes	4.000%		03/15/22	2,296	2,289,089

Aerospace & Defense — 0.1%
Embraer SA (Brazil), Sr. Unsec’d. Notes	5.150%		06/15/22	1,400	1,452,500

Agriculture — 0.6%
Altria Group, Inc., Gtd. Notes	9.950%		11/10/38	1,921	3,082,208
Lorillard Tobacco Co., Gtd. Notes	6.875%		05/01/20	1,468	1,716,814
Lorillard Tobacco Co., Gtd. Notes(a)	8.125%		06/23/19	1,919	2,371,986
Lorillard Tobacco Co., Gtd. Notes(a)	8.125%		05/01/40	1,955	2,512,701

					9,683,709

Automobile Manufacturers — 0.1%
Kia Motors Corp. (South Korea), Sr. Unsec’d. Notes, 144A(a)	3.625%		06/14/16	2,180	2,268,648

Banking — 3.8%
Banco Bradesco SA (Brazil), Sub. Notes, 144A	5.750%		03/01/22	3,600	3,694,500
Bank of America Corp., Sr. Notes, MTN	4.000%		04/01/24	2,821	2,817,680
Bank of America Corp., Sr. Unsec’d. Notes	5.875%		01/05/21	740	853,805
Bank of America Corp., Sr. Unsec’d. Notes	7.625%		06/01/19	4,110	5,058,473
Bank of America Corp., Sub. Notes	5.700%		05/02/17	1,320	1,468,163
Cie de Financement Foncier SA (France), Covered Bonds, 144A	0.981%	(c)	04/17/14	5,000	5,000,960
Citigroup, Inc., Sub. Notes(a)	5.500%		09/13/25	3,000	3,195,594
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	3.750%		10/20/16	2,000	2,128,594
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	238	263,464
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	4,653	5,276,125
Goldman Sachs Group, Inc. (The), Sub. Notes	5.950%		01/15/27	2,073	2,254,240
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21	4,740	5,080,787
Lloyds Bank PLC (United Kingdom), Bank Gtd. Notes, 144A	6.500%		09/14/20	5,374	6,140,074
Macquarie Bank Ltd. (Australia), Sub. Notes, 144A	6.625%		04/07/21	2,760	3,122,686
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.500%		07/28/21	562	634,987
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.000%		04/28/15	1,350	1,425,051
Morgan Stanley, Sub. Notes	5.000%		11/24/25	2,200	2,263,624
Morgan Stanley, Sub. Notes, MTN(a)	4.100%		05/22/23	465	460,286
Santander UK PLC (United Kingdom), Sub. Notes, 144A	5.000%		11/07/23	4,300	4,423,827
Turkiye Halk Bankasi AS (Turkey), Sr. Unsec’d. Notes, 144A	3.875%		02/05/20	727	665,205
Wells Fargo & Co., Sub. Notes(a)	3.450%		02/13/23	5,886	5,712,869

					61,940,994

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

CORPORATE BONDS (Continued)

Beverages — 0.7%
Corp Lindley SA (Peru), Sr. Unsec’d. Notes, 144A	4.625%	04/12/23	2,150	$2,012,938
Embotelladora Andina SA (Chile), Sr. Unsec’d. Notes, 144A	5.000%	10/01/23	4,950	5,149,455
Fomento Economico Mexicano SAB De CV (Mexico), Sr. Unsec’d. Notes	2.875%	05/10/23	1,000	916,690
Pernod-Ricard SA (France), Sr. Unsec’d. Notes, 144A	5.750%	04/07/21	2,950	3,348,822

				11,427,905

Biotechnology — 0.2%
Amgen, Inc., Sr. Unsec’d. Notes	6.400%	02/01/39	3,009	3,654,900

Building Materials — 0.1%
Owens Corning, Gtd. Notes	9.000%	06/15/19	1,351	1,673,661

Chemicals — 1.0%
Basell Finance Co. BV (Netherlands), Gtd. Notes, 144A(a)	8.100%	03/15/27	2,839	3,704,205
Braskem Finance Ltd. (Brazil), Gtd. Notes	6.450%	02/03/24	450	460,687
CF Industries, Inc., Gtd. Notes	7.125%	05/01/20	4,366	5,190,982
Methanex Corp. (Canada), Sr. Unsec’d. Notes	5.250%	03/01/22	4,058	4,393,994
NewMarket Corp., Gtd. Notes	4.100%	12/15/22	1,925	1,893,855

				15,643,723

Commercial Banks — 0.5%
PKO Finance AB (Poland), Sr. Unsec’d. Notes, 144A	4.630%	09/26/22	2,500	2,518,750
Zions Bancorporation, Sr. Unsec’d. Notes	4.500%	03/27/17	3,375	3,603,103
Zions Bancorporation, Sr. Unsec’d. Notes	4.500%	06/13/23	2,017	2,013,212

				8,135,065

Commercial Services — 1.0%
Cielo SA/Cielo USA, Inc. (Brazil), Gtd. Notes, 144A	3.750%	11/16/22	3,876	3,609,525
Lender Processing Services, Inc./Black Knight Lending Solutions, Inc., Gtd. Notes	5.750%	04/15/23	4,014	4,279,927
Moody’s Corp., Sr. Unsec’d. Notes	4.500%	09/01/22	3,260	3,369,269
Moody’s Corp., Sr. Unsec’d. Notes	5.500%	09/01/20	1,975	2,184,311
Total System Services Inc., Sr. Unsec’d. Notes	3.750%	06/01/23	563	534,631
Western Union Co. (The), Sr. Unsec’d. Notes(a)	3.350%	05/22/19	1,500	1,490,753

				15,468,416

Diversified Financial Services — 2.5%
Affiliated Managers Group, Inc., Sr. Unsec’d. Notes	4.250%	02/15/24	1,519	1,528,135
Air Lease Corp., Sr. Unsec’d. Notes	3.875%	04/01/21	1,252	1,252,000
Air Lease Corp., Sr. Unsec’d. Notes	4.750%	03/01/20	1,663	1,762,780
Alta Wind Holdings LLC, Pass-Through Certificates, 144A	7.000%	06/30/35	1,404	1,538,494
Credit Suisse AG (Switzerland), Covered Bonds, 144A	1.625%	03/06/15	4,310	4,358,401
FMR LLC, Bonds, 144A	7.570%	06/15/29	3,325	4,385,479
Fondo MIVIVIENDA SA (Peru), Sr. Unsec’d. Notes, 144A	3.375%	04/02/19	1,700	1,693,625

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	6.750%	03/15/32	4,727	$6,077,655
Jefferies Group LLC, Sr. Unsec’d. Notes	6.875%	04/15/21	3,077	3,582,985
Lazard Group LLC, Sr. Unsec’d. Notes	4.250%	11/14/20	937	970,771
Lazard Group LLC, Sr. Unsec’d. Notes	6.850%	06/15/17	850	966,395
NASDAQ OMX Group, Inc. (The), Sr. Unsec’d. Notes	5.250%	01/16/18	1,550	1,705,277
NASDAQ OMX Group, Inc. (The), Sr. Unsec’d. Notes	5.550%	01/15/20	2,436	2,673,510
Raymond James Financial, Inc., Sr. Unsec’d. Notes	8.600%	08/15/19	4,085	5,168,567
Scottrade Financial Services, Inc., Sr. Unsec’d. Notes, 144A	6.125%	07/11/21	2,677	2,715,950

				40,380,024

Diversified Machinery
AGCO Corp., Sr. Unsec’d. Notes	5.875%	12/01/21	481	523,092

Diversified Operations — 0.1%
Votorantim Cimentos SA (Brazil), Gtd. Notes, 144A	7.250%	04/05/41	2,150	2,128,500

Electric — 1.8%
CEZ A/S (Czech Republic), Sr. Unsec’d. Notes, 144A(a)	4.250%	04/03/22	1,600	1,626,640
Duquesne Light Holdings, Inc., Sr. Unsec’d. Notes, 144A	6.400%	09/15/20	2,770	3,224,687
Empresas Publicas de Medellin ESP (Colombia), Sr. Unsec’d. Notes, 144A	7.625%	07/29/19	1,450	1,725,500
Entergy Corp., Sr. Unsec’d. Notes	5.125%	09/15/20	4,641	4,967,411
Exelon Generation Co. LLC, Sr. Unsec’d. Notes(a)	4.250%	06/15/22	1,800	1,825,519
Origin Energy Finance Ltd. (Australia), Gtd. Notes, 144A	3.500%	10/09/18	4,175	4,249,895
PPL WEM Holdings PLC, Sr. Unsec’d. Notes, 144A	5.375%	05/01/21	5,764	6,313,453
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	7.950%	05/15/18	3,460	4,125,624
Texas-New Mexico Power Co., First Mortgage, 144A	9.500%	04/01/19	625	794,436

				28,853,165

Electronic Components & Equipment — 0.2%
Energizer Holdings, Inc., Gtd. Notes	4.700%	05/19/21	1,265	1,325,437
PerkinElmer, Inc., Sr. Unsec’d. Notes	5.000%	11/15/21	2,064	2,189,929

				3,515,366

Financial Services — 0.2%
Standard Chartered PLC (United Kingdom), Sub. Notes, 144A	3.950%	01/11/23	3,000	2,865,726

Foods — 1.0%
Alicorp SA (Peru), Sr. Unsec’d. Notes, 144A	3.875%	03/20/23	2,950	2,743,500
BRF SA (Brazil), Sr. Unsec’d. Notes, 144A	3.950%	05/22/23	900	803,250
Cencosud SA (Chile), Gtd. Notes, 144A	4.875%	01/20/23	2,500	2,418,295
Flowers Foods, Inc., Sr. Unsec’d. Notes	4.375%	04/01/22	838	860,222

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

CORPORATE BONDS (Continued)

Foods (cont’d.)
Grupo Bimbo SAB de CV (Mexico), Gtd. Notes, 144A	4.875%	06/30/20	4,175	$4,462,390
Sigma Alimentos SA de CV (Mexico), Gtd. Notes, 144A	6.875%	12/16/19	3,687	4,212,398

				15,500,055

Healthcare Services — 0.1%
Dignity Health, Unsec’d. Notes	4.500%	11/01/42	1,359	1,204,184

Holding Companies–Diversified — 0.1%
KOC Holding A/S (Turkey), Sr. Unsec’d. Notes, 144A	3.500%	04/24/20	1,000	910,000

Hotels & Motels — 0.1%
Hyatt Hotels Corp., Sr. Unsec’d. Notes, 144A	6.875%	08/15/19	1,958	2,270,205

Household Products/Wares — 0.2%
Tupperware Brands Corp., Gtd. Notes	4.750%	06/01/21	2,818	2,954,146

Insurance — 0.4%
Markel Corp., Sr. Unsec’d. Notes	7.125%	09/30/19	3,189	3,835,882
Willis North America, Inc., Gtd. Notes	7.000%	09/29/19	2,101	2,422,092

				6,257,974

Investment Companies — 0.2%
Grupo Aval Ltd. (Colombia), Gtd. Notes, 144A	4.750%	09/26/22	2,200	2,123,000
Oaktree Capital Management LP, Sr. Unsec’d. Notes, 144A	6.750%	12/02/19	892	1,040,644

				3,163,644

Leisure — 0.1%
Carnival PLC, Gtd. Notes	7.875%	06/01/27	1,925	2,333,926

Manufacturing — 0.6%
Ford Motor Co., Sr. Unsec’d. Notes	6.375%	02/01/29	1,323	1,511,117
Ford Motor Co., Sr. Unsec’d. Notes	6.625%	10/01/28	1,792	2,096,945
Ford Motor Co., Sr. Unsec’d. Notes	7.450%	07/16/31	1,418	1,819,466
Hillenbrand, Inc., Sr. Unsec’d. Notes	5.500%	07/15/20	3,671	3,853,016

				9,280,544

Media — 1.3%
21st Century Fox America, Inc., Gtd. Notes	6.200%	12/15/34	1,713	1,996,524
21st Century Fox America, Inc., Gtd. Notes	6.900%	08/15/39	955	1,200,254
COX Communications, Inc., Sr. Unsec’d. Notes, 144A	8.375%	03/01/39	892	1,170,231
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	5.000%	03/01/21	1,538	1,653,616
Globo Comunicacao e Participacoes SA (Brazil), Sr. Unsec’d. Notes, 144A	4.875%	04/11/22	6,000	6,120,000
Time Warner Cable, Inc., Gtd. Notes	6.550%	05/01/37	3,629	4,214,829
Time Warner Cable, Inc., Gtd. Notes	7.300%	07/01/38	2,237	2,794,794
Time Warner, Inc., Gtd. Notes	7.625%	04/15/31	1,262	1,681,388

				20,831,636

Metals & Mining — 1.5%
Allegheny Technologies, Inc., Sr. Unsec’d. Notes	5.875%	08/15/23	4,318	4,516,460

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

CORPORATE BONDS (Continued)

Metals & Mining (cont’d.)
Allegheny Technologies, Inc., Sr. Unsec’d. Notes	9.375%	06/01/19	4,843	$5,938,734
Anglo American Capital PLC (United Kingdom), Gtd. Notes, 144A	4.450%	09/27/20	1,350	1,390,176
Anglo American Capital PLC (United Kingdom), Gtd. Notes, 144A	9.375%	04/08/19	3,047	3,899,886
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes	4.100%	05/01/23	1,413	1,340,421
Barrick North America Finance LLC (Canada), Gtd. Notes	4.400%	05/30/21	1,575	1,587,011
Kinross Gold Corp. (Canada), Gtd. Notes, 144A	5.950%	03/15/24	914	915,670
Valmont Industries, Inc., Gtd. Notes(a)	6.625%	04/20/20	3,871	4,494,982

				24,083,340

Oil & Gas — 2.5%
Cameron International Corp., Sr. Unsec’d. Notes	7.000%	07/15/38	400	506,026
Canadian Oil Sands Ltd. (Canada), Gtd. Notes, 144A	7.750%	05/15/19	3,925	4,765,346
CNOOC Curtis Funding No 1 Pty Ltd. (China), Gtd. Notes, 144A	4.500%	10/03/23	950	966,591
Continental Resources, Inc., Gtd. Notes	8.250%	10/01/19	1,250	1,346,875
Eni SpA (Italy), Sr. Unsec’d. Notes, 144A	5.700%	10/01/40	6,857	7,139,090
Kerr-McGee Corp., Gtd. Notes	7.125%	10/15/27	1,282	1,512,156
Kerr-McGee Corp., Gtd. Notes	7.875%	09/15/31	1,164	1,510,964
Lukoil International Finance BV (Russia), Gtd. Notes, 144A	6.656%	06/07/22	250	265,625
Petrohawk Energy Corp., Gtd. Notes	6.250%	06/01/19	750	815,625
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	06/27/44	1,865	1,799,725
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A(a)	4.875%	01/18/24	540	557,550
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad & Tobago), Sr. Unsec’d. Notes, 144A	9.750%	08/14/19	400	499,000
Petronas Global Sukuk Ltd. (Malaysia), Gtd. Notes, 144A	4.250%	08/12/14	1,980	2,004,158
Plains Exploration & Production Co., Gtd. Notes	6.750%	02/01/22	3,000	3,315,000
Pride International, Inc., Gtd. Notes	6.875%	08/15/20	1,729	2,064,053
Rosneft Oil Co. via Rosneft International Finance Ltd. (Russia), Sr. Unsec’d. Notes, 144A	4.199%	03/06/22	1,500	1,325,625
Rowan Cos., Inc., Gtd. Notes	7.875%	08/01/19	3,200	3,886,752
Transocean, Inc., Gtd. Notes	6.375%	12/15/21	4,040	4,540,774
Valero Energy Corp., Gtd. Notes	10.500%	03/15/39	886	1,389,351

				40,210,286

Oil Field Equipment & Services — 0.3%
Weatherford International Ltd., Gtd. Notes	9.875%	03/01/39	3,214	4,866,857

Paper & Forest Products — 0.5%
Georgia-Pacific LLC, Sr. Unsec’d. Notes	8.875%	05/15/31	3,650	5,314,400
Plum Creek Timberlands LP, Gtd. Notes	4.700%	03/15/21	2,049	2,153,216

				7,467,616

Pipelines — 1.6%
Enbridge Energy Partners LP, Sr. Unsec’d. Notes	9.875%	03/01/19	2,625	3,438,858
Energy Transfer Partners LP, Sr. Unsec’d. Notes	7.500%	07/01/38	1,365	1,684,267
Energy Transfer Partners LP, Sr. Unsec’d. Notes	9.000%	04/15/19	2,500	3,137,147
Enterprise Products Operating LLC, Gtd. Notes	7.550%	04/15/38	1,122	1,478,366
IFM US Colonial Pipeline 2 LLC, Sr. Sec’d. Notes, 144A(g)	6.450%	05/01/21	4,250	4,515,961

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	7.400%	03/15/31	1,200	$1,457,315
Ruby Pipeline LLC, Sr. Unsec’d. Notes, 144A	6.000%	04/01/22	3,849	4,136,055
Tennessee Gas Pipeline Co. LLC, Sr. Unsec’d. Notes	8.375%	06/15/32	1,372	1,830,259
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	8.750%	03/15/32	2,787	3,359,795

				25,038,023

Real Estate Investment Trusts (REITs) — 1.6%
American Tower Corp., Sr. Unsec’d. Notes	4.700%	03/15/22	3,263	3,409,395
ARC Properties Operating Partnership LP/Clark Acquisition LLC, Gtd. Notes, 144A	3.000%	02/06/19	2,523	2,511,505
EPR Properties, Gtd. Notes	5.250%	07/15/23	2,704	2,747,789
EPR Properties, Gtd. Notes	7.750%	07/15/20	2,984	3,519,831
Goodman Funding Pty Ltd. (Australia), Gtd. Notes, 144A	6.375%	11/12/20	3,600	4,073,087
Healthcare Realty Trust, Inc., Sr. Unsec’d. Notes	5.750%	01/15/21	770	852,957
Hospitality Properties Trust, Sr. Unsec’d. Notes	4.650%	03/15/24	1,150	1,144,135
Host Hotels & Resorts LP, Sr. Unsec’d. Notes	5.250%	03/15/22	5,461	5,941,994
Omega Healthcare Investors, Inc., Sr. Unsec’d. Notes, 144A	4.950%	04/01/24	1,600	1,566,038

				25,766,731

Retail — 1.0%
Family Dollar Stores, Inc., Sr. Unsec’d. Notes	5.000%	02/01/21	1,924	2,011,602
QVC, Inc., Sr. Sec’d. Notes, 144A	7.375%	10/15/20	12,450	13,426,242

				15,437,844

Savings & Loan — 0.2%
First Niagara Financial Group, Inc., Sub. Notes	7.250%	12/15/21	3,008	3,443,209

Software — 0.2%
Dun & Bradstreet Corp. (The), Sr. Unsec’d. Notes	4.375%	12/01/22	2,851	2,848,939
Fidelity National Information Services, Inc., Gtd. Notes	5.000%	03/15/22	754	788,748

				3,637,687

Telecommunications — 0.8%
GTE Corp., Gtd. Notes	6.940%	04/15/28	6,863	8,252,600
Juniper Networks, Inc., Sr. Unsec’d. Notes	4.500%	03/15/24	780	789,684
Juniper Networks, Inc., Sr. Unsec’d. Notes	4.600%	03/15/21	2,487	2,595,985
Verizon Communications, Inc., Sr. Unsec’d. Notes	7.750%	12/01/30	1,488	1,967,779

				13,606,048

Transportation — 0.3%
Viterra, Inc. (Canada), Gtd. Notes, 144A	5.950%	08/01/20	4,889	5,373,783

Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	4.875%	07/11/22	1,045	1,106,957

TOTAL CORPORATE BONDS (cost $440,277,260)				446,649,178

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

FOREIGN GOVERNMENT BONDS — 1.6%
Bermuda Government International Bond (Bermuda), Sr. Unsec’d. Notes, 144A	4.138%	01/03/23	1,000	$981,000
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes(a)	2.625%	01/05/23	800	708,000
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes(a)	4.250%	01/07/25	600	580,500
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	5.625%	01/07/41	500	506,500
Commonwealth of the Bahamas (Bahamas), Sr. Unsec’d. Notes, 144A(a)	5.750%	01/16/24	700	703,850
Commonwealth of the Bahamas (Bahamas), Sr. Unsec’d. Notes, 144A	6.950%	11/20/29	1,650	1,775,400
Government of Aruba (Aruba), Sr. Unsec’d. Notes, 144A	4.625%	09/14/23	1,000	950,000
Government of the Cayman Islands (Cayman Islands), Sr. Unsec’d. Notes, 144A	5.950%	11/24/19	2,000	2,260,000
Korea National Oil Corp. (South Korea), Sr. Unsec’d. Notes, 144A	2.875%	11/09/15	3,050	3,136,590
Korea National Oil Corp. (South Korea), Sr. Unsec’d. Notes, 144A	5.375%	07/30/14	1,960	1,988,824
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	5.550%	01/21/45	1,189	1,263,313
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	4.300%	04/29/53	600	491,250
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	4.000%	01/22/24	1,785	1,794,371
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A(a)	3.125%	01/20/17	1,200	1,266,600
Republic of Trinidad & Tobago (Trinidad & Tobago), Unsec’d. Notes, 144A	4.375%	01/16/24	700	732,200
Russian Foreign Bond (Russia), Sr. Unsec’d. Notes, 144A(a)	3.625%	04/29/15	4,300	4,380,625
Russian Foreign Bond (Russia), Sr. Unsec’d. Notes, 144A(a)	4.875%	09/16/23	1,450	1,433,688
Slovenia Government International Bond (Slovenia), Unsec’d. Notes	5.250%	02/18/24	1,450	1,504,839

TOTAL FOREIGN GOVERNMENT BONDS (cost $26,100,069)				26,457,550

MUNICIPAL BONDS — 1.6%

California — 0.5%
Metropolitan Water District of Southern California, Revenue Bonds, BABs	6.538%	07/01/39	1,650	1,829,107
Metropolitan Water District of Southern California, Revenue Bonds, BABs	6.947%	07/01/40	1,180	1,343,253
San Diego County Regional Airport Authority, Revenue Bonds, BABs	6.628%	07/01/40	2,855	3,058,876
University of California, Revenue Bonds, BABs	6.270%	05/15/31	1,370	1,489,533

				7,720,769

Georgia — 0.1%
Municipal Electric Authority of Georgia, Revenue Bonds, BABs	7.055%	04/01/57	1,181	1,281,975

Illinois — 0.2%
City of Chicago IL O’Hare International Airport, Revenue Bonds, BABs	6.845%	01/01/38	650	702,487

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

MUNICIPAL BONDS (Continued)

Illinois (cont’d.)
City of Chicago IL Waterworks, Revenue Bonds, BABs	6.742%		11/01/40	2,420	$2,823,148

					3,525,635

Massachusetts
University of Massachusetts Building Authority, Revenue Bonds, BABs	6.573%		05/01/39	500	548,270

Nevada — 0.2%
County of Clark NV Airport System Revenue, Revenue Bonds, BABs	6.881%		07/01/42	2,750	3,016,530

New York — 0.1%
New York City Municipal Water Finance Authority, Revenue Bonds, BABs	6.124%		06/15/42	720	782,237
New York City Municipal Water Finance Authority, Revenue Bonds, BABs	6.491%		06/15/42	750	829,583

					1,611,820

Ohio — 0.1%
American Municipal Power, Inc., Revenue Bonds, BABs	7.834%		02/15/41	1,000	1,367,680

Tennessee — 0.1%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	6.731%		07/01/43	1,000	1,189,830

Texas — 0.1%
Dallas Convention Center Hotel Development Corp., Revenue Bonds, BABs	7.088%		01/01/42	2,046	2,421,707

Washington — 0.2%
Metropolitan Washington Airports Authority, Revenue Bonds, BABs	7.462%		10/01/46	3,165	3,846,108

TOTAL MUNICIPAL BONDS (cost $26,242,985)					26,530,324

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.3%
Credit Suisse Mortgage Capital Certificates, Series 2013-TH1, Class A1, 144A(g)	2.130%	(c)	02/25/43	1,793	1,622,585
Deutsche Mortgage Securities, Inc., Series 2009-RS2, Class 4A1, 144A(g)	Zero	(c)	04/26/37	1,201	1,189,824
Granite Master Issuer PLC (United Kingdom), Series 2006-3, Class A3	0.237%	(c)	12/20/54	2,080	2,056,919
Granite Master Issuer PLC (United Kingdom), Series 2006-3, Class A7	0.357%	(c)	12/20/54	2,140	2,122,767
Holmes Master Issuer PLC (United Kingdom), Series 2010-1A, Class A2, 144A	1.639%	(c)	10/15/54	1,163	1,163,138
Sequoia Mortgage Trust, Series 2012-3, Class A1(g)	3.500%	(c)	07/25/42	1,056	1,034,774
Sequoia Mortgage Trust, Series 2012-4, Class A3(g)	2.069%	(c)	09/25/42	3,044	2,829,417
Sequoia Mortgage Trust, Series 2013-1, Class 2A1(g)	1.855%	(c)	02/25/43	1,882	1,617,583
Silverstone Master Issuer PLC (United Kingdom), Series 2011-1A, Class 1A, 144A	1.786%	(c)	01/21/55	2,850	2,866,997

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Springleaf Mortgage Loan Trust, Series 2012-3A, Class A, 144A(g)	1.570%	(c)	12/25/59	3,623	$3,620,966

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $20,771,854)					20,124,970

U.S. GOVERNMENT AGENCY OBLIGATIONS — 24.9%
Federal Home Loan Mortgage Corp.(a)	2.375%		01/13/22	16,584	16,243,812
Federal Home Loan Mortgage Corp.	5.000%		09/01/20-06/01/26	11,828	12,695,272
Federal Home Loan Mortgage Corp.	5.500%		11/01/35	2,669	2,944,122
Federal National Mortgage Assoc.	3.000%		TBA	23,200	22,391,624
Federal National Mortgage Assoc.	3.500%		TBA	114,690	114,976,725
Federal National Mortgage Assoc.	4.500%		11/01/18	10,417	11,040,327
Federal National Mortgage Assoc.	4.500%		TBA	62,200	66,126,378
Federal National Mortgage Assoc.	5.500%		10/01/35-10/01/38	44,676	49,580,182
Federal National Mortgage Assoc.	5.500%		TBA	31,850	35,170,611
Government National Mortgage Assoc.	4.000%		TBA	64,180	67,228,550
Tennessee Valley Authority(a)	3.500%		12/15/42	4,345	3,716,192

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $401,281,541)					402,113,795

U.S. TREASURY OBLIGATIONS — 37.3%
U.S. Treasury Bonds	3.750%		11/15/43	70,454	72,941,872
U.S. Treasury Notes	0.250%		04/15/16	185,435	184,667,114
U.S. Treasury Notes	0.375%		03/15/15	61,669	61,803,932
U.S. Treasury Notes	0.625%		07/15/14	47,175	47,250,574
U.S. Treasury Notes(a)	1.500%		02/28/19	139,622	138,225,780
U.S. Treasury Notes	2.125%		12/31/15	83,949	86,559,310
U.S. Treasury Notes(a)	2.750%		02/15/24	11,137	11,161,368

TOTAL U.S. TREASURY OBLIGATIONS (cost $602,279,415)					602,609,950

TOTAL LONG-TERM INVESTMENTS (cost $1,798,185,506)					1,806,345,342

				Shares

SHORT-TERM INVESTMENT — 22.0%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $354,769,526; includes $195,130,022 of cash collateral for securities on loan)(b)(w)				354,769,526	354,769,526

TOTAL INVESTMENTS — 133.9% (cost $2,152,955,032)					2,161,114,868
Liabilities in excess of other assets — (33.9)%					(547,060,293)

NET ASSETS — 100.0%					$1,614,054,575

The following abbreviations are used in the Portfolio descriptions:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
BABs	Build America Bonds
FHLMC	Federal Home Loan Mortgage Corp.

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

MTN	Medium Term Note
NASDAQ	National Association of Securities Dealers Automated Quotations
SLM	Student Loan Mortgage
TBA	To Be Announced
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $191,133,927; cash collateral of $195,130,022 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2014.
(g)	Indicates a security that has been deemed illiquid.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$165,315,322	$3,248,407
Residential Mortgage-Backed Securities	—	33,050,307	1,200,000
Commercial Mortgage-Backed Securities	—	79,045,539	—
Corporate Bonds	—	446,649,178	—
Foreign Government Bonds	—	26,457,550	—
Municipal Bonds	—	26,530,324	—
Residential Mortgage-Backed Securities	—	20,124,970	—
U.S. Government Agency Obligations	—	402,113,795	—
U.S. Treasury Obligations	—	602,609,950	—
Affiliated Money Market Mutual Fund	354,769,526	—	—

Total	$354,769,526	$1,801,896,935	$4,448,407

AST MFS GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.4%
COMMON STOCKS — 97.7%
Austria — 0.5%
Erste Group Bank AG	92,124	$3,151,533

Canada — 1.7%
Canadian National Railway Co.	188,048	10,572,059

Czech Republic — 0.2%
Komercni Banka A/S	5,550	1,326,202

Denmark — 0.9%
Carlsberg A/S (Class B Stock)	53,694	5,337,606

France — 8.5%
Air Liquide SA	25,121	3,401,908
Danone	151,256	10,685,894
Dassault Systemes SA	10,027	1,173,321
Legrand SA	131,390	8,161,993
LVMH Moet Hennessy Louis Vuitton SA	60,795	11,016,864
Pernod-Ricard SA	76,323	8,882,144
Schneider Electric SA	100,065	8,868,441

		52,190,565

Germany — 7.8%
Bayer AG	103,688	14,041,892
Brenntag AG	16,409	3,047,423
Deutsche Boerse AG	46,262	3,683,099
Linde AG	82,387	16,496,149
Merck KGaA	39,242	6,608,633
MTU Aero Engines AG	45,870	4,258,348

		48,135,544

India — 0.4%
ICICI Bank Ltd., ADR(a)	58,730	2,572,374

Israel — 0.4%
Check Point Software Technologies Ltd.*(a)	38,160	2,580,761

Italy — 0.5%
Saipem SpA	112,718	2,753,134

Japan — 1.7%
Canon, Inc.	30,500	946,593
Hoya Corp.	173,500	5,427,256
INPEX Corp.	213,500	2,772,356
Lawson, Inc.	20,200	1,429,337

		10,575,542

Mexico — 0.3%
Grupo Financiero Banorte SAB de CV (Class O Stock)	286,200	1,935,475

Netherlands — 3.1%
Akzo Nobel NV	104,501	8,523,188
Heineken NV	155,097	10,792,859

		19,316,047

Peru — 0.2%
Credicorp Ltd.	9,566	1,319,343

Russia — 0.2%
Sberbank of Russia, ADR	144,778	1,414,481

South Korea — 0.7%
Samsung Electronics Co. Ltd.	3,359	4,246,358

Sweden — 0.9%
Svenska Cellulosa AB SCA (Class B Stock)	190,425	5,608,235

Switzerland — 8.3%
Adecco SA*	48,790	4,060,608

	Shares	Value
COMMON STOCKS (Continued)
Switzerland (cont’d.)
Cie Financiere Richemont SA	74,603	$7,127,434
Julius Baer Group Ltd.*	88,512	3,930,885
Kuehne & Nagel International AG	8,600	1,203,517
Nestle SA	219,325	16,508,517
Roche Holding AG	15,753	4,737,932
Sonova Holding AG*	29,851	4,367,108
Swiss Re AG*	26,935	2,499,950
UBS AG*	324,148	6,707,710

		51,143,661

Thailand — 0.3%
Kasikornbank PCL	343,000	1,963,271

United Kingdom — 10.8%
British Sky Broadcasting Group PLC	226,080	3,441,159
Burberry Group PLC	138,895	3,229,194
Compass Group PLC	494,388	7,548,665
Delphi Automotive PLC	78,310	5,314,117
Diageo PLC	455,747	14,155,001
Reckitt Benckiser Group PLC	191,054	15,590,855
Standard Chartered PLC	303,833	6,353,294
Whitbread PLC	12,423	862,292
William Hill PLC	344,070	1,957,558
WPP PLC	378,509	7,820,746

		66,272,881

United States — 50.3%
3M Co.	84,764	11,499,084
Accenture PLC (Class A Stock)	157,331	12,542,427
Altera Corp.	83,550	3,027,852
American Express Co.	100,970	9,090,329
Amphenol Corp. (Class A Stock)	55,531	5,089,416
AutoZone, Inc.*(a)	10,305	5,534,815
Bank of New York Mellon Corp. (The)	288,203	10,170,684
Cisco Systems, Inc.	155,583	3,486,615
Colgate-Palmolive Co.	130,962	8,495,505
DENTSPLY International, Inc.	99,514	4,581,625
Dr. Pepper Snapple Group, Inc.	47,418	2,582,384
Franklin Resources, Inc.	147,150	7,972,587
Goldman Sachs Group, Inc. (The)	36,708	6,014,606
Harley-Davidson, Inc.	18,604	1,239,212
Honeywell International, Inc.	161,170	14,950,129
International Flavors & Fragrances, Inc.	63,080	6,034,864
Johnson & Johnson	43,383	4,261,512
Kellogg Co.	53,640	3,363,764
McDonald’s Corp.	70,733	6,933,956
Medtronic, Inc.	125,851	7,744,871
Microchip Technology, Inc.	93,744	4,477,213
National Oilwell Varco, Inc.	73,313	5,708,883
NIKE, Inc. (Class B Stock)	29,842	2,204,130
Omnicom Group, Inc.	83,142	6,036,109
Oracle Corp.	297,687	12,178,375
Praxair, Inc.(a)	51,563	6,753,206
Procter & Gamble Co. (The)	25,620	2,064,972
Rockwell Automation, Inc.	13,783	1,716,673
Sally Beauty Holdings, Inc.*	156,660	4,292,484
Schlumberger Ltd.	101,794	9,924,915
St. Jude Medical, Inc.	122,806	8,030,284
State Street Corp.	175,642	12,215,901
Stryker Corp.	49,940	4,068,612
Target Corp.	63,303	3,830,465
Thermo Fisher Scientific, Inc.	120,686	14,511,285

AST MFS GLOBAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Time Warner Cable, Inc.	34,050	$4,670,979
Time Warner, Inc.	172,150	11,246,559
United Parcel Service, Inc. (Class B Stock)	97,330	9,477,995
United Technologies Corp.	106,734	12,470,801
Urban Outfitters, Inc.*	27,860	1,016,054
Viacom, Inc. (Class B Stock)	27,740	2,357,623
Visa, Inc. (Class A Stock)	56,004	12,089,023
Walt Disney Co. (The)(a)	221,818	17,760,967
Waters Corp.*	52,711	5,714,400

		309,434,145

TOTAL COMMON STOCKS (cost $465,153,414)		601,849,217

PREFERRED STOCK — 0.7%
Brazil
Itau Unibanco Holding SA, ADR (PRFC) (cost $4,351,736)	302,394	4,493,575

TOTAL LONG-TERM INVESTMENTS (cost $469,505,150)		606,342,792

SHORT-TERM INVESTMENT — 5.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $30,620,540; includes $18,375,562 of cash collateral for securities on loan)(b)(w)	30,620,540	30,620,540

Value
TOTAL INVESTMENTS — 103.4% (cost $500,125,690)	$636,963,332
Liabilities in excess of other assets — (3.4)%	(21,210,896)

NET ASSETS — 100.0%	$615,752,436

The following abbreviations are used in the Portfolio descriptions:
ADR	American Depositary Receipt
PRFC	Preference Shares
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $18,228,046; cash collateral of $18,375,562 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST MFS GLOBAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Austria	$—	$3,151,533	$—
Canada	10,572,059	—	—
Czech Republic	—	1,326,202	—
Denmark	—	5,337,606	—
France	—	52,190,565	—
Germany	—	48,135,544	—
India	2,572,374	—	—
Israel	2,580,761	—	—
Italy	—	2,753,134	—
Japan	—	10,575,542	—
Mexico	1,935,475	—	—
Netherlands	—	19,316,047	—
Peru	1,319,343	—	—
Russia	1,414,481	—	—
South Korea	—	4,246,358	—
Sweden	—	5,608,235	—
Switzerland	—	51,143,661	—
Thailand	—	1,963,271	—
United Kingdom	8,755,276	57,517,605	—
United States	309,434,145	—	—
Preferred Stock — Brazil	4,493,575	—	—
Affiliated Money Market Mutual Fund	30,620,540	—	—

Total	$373,698,029	$263,265,303	$—

AST MFS GLOBAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2014 were as follows:

Media	8.7%
Capital Markets	7.6
Beverages	6.8
Chemicals	6.7
Household Products	5.1
Aerospace & Defense	5.1
Affiliated Money Market Mutual Fund (3.0% represents investments purchased with collateral from securities on loan)	5.0
Food Products	5.0
Pharmaceuticals	4.8
Health Care Equipment & Supplies	4.7
IT Services	4.0
Banks	4.0
Textiles, Apparel & Luxury Goods	3.8
Life Sciences Tools & Services	3.3
Electrical Equipment	3.0
Energy Equipment & Services	3.0
Hotels, Restaurants & Leisure	2.8
Software	2.6
Semiconductors & Semiconductor Equipment	1.9

Industrial Conglomerates	1.9%
Specialty Retail	1.8
Road & Rail	1.7
Electronic Equipment, Instruments & Components	1.7
Air Freight & Logistics	1.5
Consumer Finance	1.5
Auto Components	0.9
Professional Services	0.7
Multiline Retail	0.6
Diversified Financial Services	0.6
Communications Equipment	0.6
Trading Companies & Distributors	0.5
Oil, Gas & Consumable Fuels	0.4
Insurance	0.4
Food & Staples Retailing	0.2
Automobiles	0.2
Marine	0.2
Technology Hardware, Storage & Peripherals	0.1

103.4
Liabilities in excess of other assets	(3.4)

100.0%

AST MFS GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.3%
COMMON STOCKS
Aerospace & Defense — 3.6%
BE Aerospace, Inc.*	78,200	$6,786,978
Honeywell International, Inc.	164,328	15,243,065
Precision Castparts Corp.	105,782	26,737,458

		48,767,501

Beverages — 1.5%
Constellation Brands, Inc. (Class A Stock)*	79,130	6,723,676
Diageo PLC (United Kingdom)	237,419	7,373,973
Pernod-Ricard SA (France)	50,054	5,825,070

		19,922,719

Biotechnology — 5.7%
Alexion Pharmaceuticals, Inc.*	115,069	17,505,447
Biogen Idec, Inc.*	81,692	24,987,132
Celgene Corp.*	66,391	9,268,184
Gilead Sciences, Inc.*	209,040	14,812,574
Isis Pharmaceuticals, Inc.*(a)	33,880	1,463,955
Regeneron Pharmaceuticals, Inc.*	30,026	9,016,207

		77,053,499

Capital Markets — 2.1%
Affiliated Managers Group, Inc.*	58,542	11,711,327
BlackRock, Inc.	25,316	7,961,376
Morgan Stanley	304,560	9,493,135

		29,165,838

Chemicals — 3.2%
Airgas, Inc.	78,070	8,315,236
Monsanto Co.	199,954	22,748,767
Sherwin-Williams Co. (The)	63,706	12,558,364

		43,622,367

Communications Equipment — 1.6%
QUALCOMM, Inc.	279,143	22,013,217

Consumer Finance — 1.3%
American Express Co.	196,380	17,680,091

Diversified Financial Services — 1.6%
IntercontinentalExchange Group, Inc.	111,059	21,970,802

Electrical Equipment — 1.9%
AMETEK, Inc.	270,530	13,929,590
Roper Industries, Inc.	93,710	12,511,222

		26,440,812

Energy Equipment & Services — 0.9%
Halliburton Co.	93,730	5,519,760
Schlumberger Ltd.	73,050	7,122,375

		12,642,135

Food & Staples Retailing — 1.6%
Costco Wholesale Corp.	98,110	10,956,925
CVS Caremark Corp.	148,190	11,093,503

		22,050,428

Food Products — 1.8%
Danone SA (France)	71,255	5,034,004
Mead Johnson Nutrition Co.	83,506	6,942,689
Mondelez International, Inc. (Class A Stock)	351,600	12,147,780

		24,124,473

Health Care Equipment & Supplies — 1.8%
C.R. Bard, Inc.	18,486	2,735,558

	Shares	Value
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (cont’d.)
Cooper Cos., Inc. (The)	33,728	$4,632,878
Covidien PLC	233,722	17,215,963

		24,584,399

Health Care Providers & Services — 1.8%
Catamaran Corp.*	99,251	4,442,475
Express Scripts Holding Co.*	259,071	19,453,641

		23,896,116

Health Care Technology — 0.7%
Cerner Corp.*(a)	162,126	9,119,587

Hotels, Restaurants & Leisure — 5.2%
Las Vegas Sands Corp.	212,020	17,126,976
Marriott International, Inc. (Class A Stock)(a)	210,270	11,779,325
Starbucks Corp.	135,810	9,965,738
Wynn Resorts Ltd.	103,254	22,937,876
Yum! Brands, Inc.	120,728	9,101,684

		70,911,599

Household Products — 0.7%
Colgate-Palmolive Co.	141,597	9,185,397

Industrial Conglomerates — 2.0%
Danaher Corp.	369,426	27,706,950

Insurance — 0.5%
MetLife, Inc.	116,130	6,131,664

Internet & Catalog Retail — 3.2%
Amazon.com, Inc.*	49,622	16,698,795
priceline.com, Inc.*	22,040	26,269,256

		42,968,051

Internet Software & Services — 8.6%
eBay, Inc.*(a)	291,520	16,103,565
Facebook, Inc. (Class A Stock)*	354,560	21,358,694
Google, Inc. (Class A Stock)*	59,798	66,645,469
LinkedIn Corp. (Class A Stock)*	47,920	8,862,325
Yahoo!, Inc.*	91,870	3,298,133

		116,268,186

IT Services — 6.8%
Cognizant Technology Solutions Corp. (Class A Stock)*	458,764	23,218,046
FleetCor Technologies, Inc.*	82,500	9,495,750
MasterCard, Inc. (Class A Stock)	346,701	25,898,565
Visa, Inc. (Class A Stock)	158,265	34,163,083

		92,775,444

Life Sciences Tools & Services — 2.8%
Illumina, Inc.*(a)	42,910	6,379,001
Thermo Fisher Scientific, Inc.	260,261	31,293,783

		37,672,784

Machinery — 1.4%
Colfax Corp.*	63,610	4,537,301
Cummins, Inc.	67,786	10,099,436
Joy Global, Inc.(a)	67,016	3,886,928

		18,523,665

Media — 7.5%
AMC Networks, Inc. (Class A Stock)*	29,900	2,185,391
Comcast Corp. (Special Class A Stock)	391,701	19,099,341
Discovery Communications, Inc. (Class A Stock)*	205,046	16,957,304

AST MFS GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
Time Warner, Inc.	179,770	$11,744,374
Twenty-First Century Fox, Inc.	674,220	21,554,813
Viacom, Inc. (Class B Stock)	117,752	10,007,742
Walt Disney Co. (The)	250,940	20,092,766

		101,641,731

Oil, Gas & Consumable Fuels — 3.1%
Anadarko Petroleum Corp.	103,600	8,781,136
Antero Resources Corp.*	35,340	2,212,284
Cabot Oil & Gas Corp.	182,836	6,194,484
Noble Energy, Inc.	141,781	10,072,122
Pioneer Natural Resources Co.	81,627	15,275,677

		42,535,703

Personal Products — 0.4%
Estee Lauder Cos., Inc. (The) (Class A Stock)(a)	89,851	6,009,235

Pharmaceuticals — 4.9%
Actavis PLC*	95,630	19,685,436
Bristol-Myers Squibb Co.	355,140	18,449,523
Forest Laboratories, Inc.*	28,940	2,670,294
Perrigo Co. PLC	69,497	10,748,406
Valeant Pharmaceuticals International, Inc.*	83,830	11,051,309
Zoetis, Inc.	150,090	4,343,605

		66,948,573

Professional Services — 0.6%
Verisk Analytics, Inc. (Class A Stock)*	128,500	7,704,860

Real Estate Investment Trusts (REITs) — 2.0%
American Tower Corp.	326,387	26,721,304

Road & Rail — 1.1%
Kansas City Southern	45,710	4,665,163
Union Pacific Corp.	55,258	10,369,716

		15,034,879

Semiconductors & Semiconductor Equipment — 1.4%
Altera Corp.	373,795	13,546,331
Linear Technology Corp.(a)	117,650	5,728,379

		19,274,710

Software — 4.4%
Autodesk, Inc.*	158,300	7,785,194
Citrix Systems, Inc.*(a)	181,402	10,417,917
Oracle Corp.	436,620	17,862,124
PTC, Inc.*	105,773	3,747,537
Salesforce.com, Inc.*(a)	217,104	12,394,467
TIBCO Software, Inc.*	124,400	2,527,808
VMware, Inc. (Class A Stock)*(a)	49,420	5,338,348

		60,073,395

Specialty Retail — 3.5%
AutoZone, Inc.*(a)	12,663	6,801,297
Ross Stores, Inc.	249,621	17,860,383
Tiffany & Co.	83,805	7,219,801
TJX Cos., Inc. (The)	158,060	9,586,339

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
Tractor Supply Co.(a)	73,814	$5,213,483
Urban Outfitters, Inc.*	39,200	1,429,624

		48,110,927

Technology Hardware, Storage & Peripherals — 3.0%
Apple, Inc.	26,935	14,457,092
EMC Corp.	936,633	25,673,111

		40,130,203

Textiles, Apparel & Luxury Goods — 3.6%
LVMH Moet Hennessy Louis Vuitton SA (France)	48,063	8,709,656
Michael Kors Holdings Ltd.*	86,950	8,109,827
NIKE, Inc. (Class B Stock)	117,040	8,644,574
PVH Corp.	46,707	5,827,632
VF Corp.	284,500	17,604,860

		48,896,549

Tobacco — 0.5%
Philip Morris International, Inc.	76,250	6,242,587

TOTAL LONG-TERM INVESTMENTS (cost $1,032,969,855)		1,334,522,380

SHORT-TERM INVESTMENT — 6.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $93,688,053; includes $64,590,186 of cash collateral received for securities on loan)(b)(w)	93,688,053	93,688,053

TOTAL INVESTMENTS — 105.2% (cost $1,126,657,908)		1,428,210,433
Liabilities in excess of other assets — (5.2)%		(70,649,538)

NET ASSETS — 100.0%		$1,357,560,895

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $63,817,759; cash collateral of $64,590,186 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST MFS GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$48,767,501	$—	$—
Beverages	6,723,676	13,199,043	—
Biotechnology	77,053,499	—	—
Capital Markets	29,165,838	—	—
Chemicals	43,622,367	—	—
Communications Equipment	22,013,217	—	—
Consumer Finance	17,680,091	—	—
Diversified Financial Services	21,970,802	—	—
Electrical Equipment	26,440,812	—	—
Energy Equipment & Services	12,642,135	—	—
Food & Staples Retailing	22,050,428	—	—
Food Products	19,090,469	5,034,004	—
Health Care Equipment & Supplies	24,584,399	—	—
Health Care Providers & Services	23,896,116	—	—
Health Care Technology	9,119,587	—	—
Hotels, Restaurants & Leisure	70,911,599	—	—
Household Products	9,185,397	—	—
Industrial Conglomerates	27,706,950	—	—
Insurance	6,131,664	—	—
Internet & Catalog Retail	42,968,051	—	—
Internet Software & Services	116,268,186	—	—
IT Services	92,775,444	—	—
Life Sciences Tools & Services	37,672,784	—	—
Machinery	18,523,665	—	—
Media	101,641,731	—	—
Oil, Gas & Consumable Fuels	42,535,703	—	—
Personal Products	6,009,235	—	—
Pharmaceuticals	66,948,573	—	—
Professional Services	7,704,860	—	—
Real Estate Investment Trusts (REITs)	26,721,304	—	—
Road & Rail	15,034,879	—	—
Semiconductors & Semiconductor Equipment	19,274,710	—	—
Software	60,073,395	—	—
Specialty Retail	48,110,927	—	—
Technology Hardware, Storage & Peripherals	40,130,203	—	—
Textiles, Apparel & Luxury Goods	40,186,893	8,709,656	—
Tobacco	6,242,587	—	—
Affiliated Money Market Mutual Fund	93,688,053	—	—

Total	$1,401,267,730	$26,942,703	$—

AST MFS LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.9%
COMMON STOCKS — 98.8%
Aerospace & Defense — 7.0%
Honeywell International, Inc.	118,582	$10,999,666
Lockheed Martin Corp.	80,330	13,113,069
Northrop Grumman Corp.	39,364	4,856,730
United Technologies Corp.	100,699	11,765,671

		40,735,136

Air Freight & Logistics — 1.5%
United Parcel Service, Inc. (Class B Stock)	91,065	8,867,910

Auto Components — 1.6%
Delphi Automotive PLC (United Kingdom)	54,573	3,703,324
Johnson Controls, Inc.	124,510	5,891,813

		9,595,137

Automobiles — 0.2%
General Motors Co.	32,322	1,112,523

Beverages — 2.4%
Coca-Cola Enterprises, Inc.	42,065	2,009,024
Diageo PLC (United Kingdom)	282,360	8,769,791
Dr. Pepper Snapple Group, Inc.	53,360	2,905,986

		13,684,801

Capital Markets — 6.6%
Bank of New York Mellon Corp. (The)	244,858	8,641,039
BlackRock, Inc.	17,201	5,409,370
Franklin Resources, Inc.	141,110	7,645,340
Goldman Sachs Group, Inc. (The)	68,005	11,142,619
State Street Corp.	76,960	5,352,568

		38,190,936

Chemicals — 1.4%
PPG Industries, Inc.	39,829	7,705,318
Valspar Corp. (The)	7,510	541,621

		8,246,939

Commercial Banks — 4.9%
PNC Financial Services Group, Inc.	50,727	4,413,249
U.S. Bancorp	126,320	5,414,075
Wells Fargo & Co.	374,818	18,643,447

		28,470,771

Commercial Services & Supplies — 1.1%
Tyco International Ltd.	155,335	6,586,204

Containers & Packaging — 0.4%
Crown Holdings, Inc.*	48,190	2,156,021

Diversified Financial Services — 5.3%
JPMorgan Chase & Co.	400,679	24,325,222
McGraw Hill Financial, Inc.	30,459	2,324,022
Moody’s Corp.	21,202	1,681,743
NASDAQ OMX Group, Inc. (The)	73,835	2,727,465

		31,058,452

Diversified Telecommunication Services — 2.7%
AT&T, Inc.	144,493	5,067,369
Verizon Communications, Inc.	221,517	10,542,933

		15,610,302

Electric Utilities — 0.7%
Duke Energy Corp.	27,360	1,948,579
PPL Corp.	56,480	1,871,747

		3,820,326

	Shares	Value
COMMON STOCKS (Continued)
Electrical Equipment — 0.9%
Eaton Corp. PLC	69,728	$5,237,967

Food & Staples Retailing — 1.8%
CVS Caremark Corp.	143,202	10,720,102

Food Products — 4.4%
Danone SA (France)	66,619	4,706,481
General Mills, Inc.	171,053	8,863,966
Kellogg Co.	22,915	1,437,000
Nestle SA (Switzerland)	137,568	10,354,696

		25,362,143

Health Care Equipment & Supplies — 3.7%
Abbott Laboratories	170,221	6,555,211
Covidien PLC	47,780	3,519,475
Medtronic, Inc.	113,414	6,979,498
St. Jude Medical, Inc.	63,910	4,179,075

		21,233,259

Health Care Providers & Services — 1.4%
Express Scripts Holding Co.*	77,630	5,829,237
Quest Diagnostics, Inc.(a)	38,072	2,205,130

		8,034,367

Hotels, Restaurants & Leisure — 1.1%
McDonald’s Corp.	63,055	6,181,282

Household Products — 0.5%
Procter & Gamble Co. (The)	37,755	3,043,053

Industrial Conglomerates — 3.5%
3M Co.	93,496	12,683,667
Danaher Corp.	98,268	7,370,100

		20,053,767

Insurance — 7.0%
ACE Ltd.	62,446	6,185,901
AON PLC (United Kingdom)	60,257	5,078,460
Chubb Corp. (The)	54,095	4,830,683
MetLife, Inc.	264,779	13,980,331
Travelers Cos., Inc. (The)	124,749	10,616,140

		40,691,515

IT Services — 5.0%
Accenture PLC (Class A Stock)	147,195	11,734,385
Fidelity National Information Services, Inc.	30,530	1,631,829
Fiserv, Inc.*	56,156	3,183,484
International Business Machines Corp.	57,857	11,136,894
Western Union Co. (The)(a)	89,283	1,460,670

		29,147,262

Leisure Products — 0.7%
Hasbro, Inc.(a)	47,490	2,641,394
Mattel, Inc.	30,420	1,220,146

		3,861,540

Life Sciences Tools & Services — 1.0%
Thermo Fisher Scientific, Inc.	46,587	5,601,621

Machinery — 1.5%
Illinois Tool Works, Inc.	30,420	2,474,059
Pentair Ltd.	29,054	2,305,144
Stanley Black & Decker, Inc.	51,095	4,150,958

		8,930,161

AST MFS LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Media — 4.6%
Comcast Corp. (Special Class A Stock)	119,806	$5,841,741
Omnicom Group, Inc.	95,391	6,925,387
Time Warner, Inc.	26,290	1,717,526
Viacom, Inc. (Class B Stock)	52,397	4,453,221
Walt Disney Co. (The)	99,392	7,958,317

		26,896,192

Multiline Retail — 1.6%
Kohl’s Corp.	23,552	1,337,754
Target Corp.(a)	134,270	8,124,678

		9,462,432

Multi-Utilities — 0.1%
Public Service Enterprise Group, Inc.	22,270	849,378

Oil, Gas & Consumable Fuels — 5.9%
Apache Corp.	22,958	1,904,366
Chevron Corp.	74,641	8,875,561
EOG Resources, Inc.	11,010	2,159,832
Exxon Mobil Corp.	137,158	13,397,593
Occidental Petroleum Corp.	85,046	8,104,033

		34,441,385

Pharmaceuticals — 8.5%
Johnson & Johnson	211,236	20,749,712
Merck & Co., Inc.	107,346	6,094,032
Novartis AG (Switzerland)	21,270	1,805,991
Pfizer, Inc.	583,605	18,745,393
Roche Holding AG (Switzerland)	6,102	1,835,260
Zoetis, Inc.	5,000	144,700

		49,375,088

Road & Rail — 0.6%
Canadian National Railway Co. (Canada)	63,950	3,595,269

Semiconductors & Semiconductor Equipment — 0.5%
Intel Corp.	103,817	2,679,517

Software — 1.5%
Oracle Corp.	206,671	8,454,911

Specialty Retail — 1.2%
Advance Auto Parts, Inc.	26,510	3,353,515
Bed Bath & Beyond, Inc.*	21,920	1,508,096
Staples, Inc.(a)	190,738	2,162,969

		7,024,580

Tobacco — 5.4%
Altria Group, Inc.	51,406	1,924,127
Imperial Tobacco Group PLC (United Kingdom)	28,512	1,152,950
Lorillard, Inc.	134,799	7,289,930
Philip Morris International, Inc.	254,652	20,848,359

		31,215,366

Wireless Telecommunication Services — 0.6%
Vodafone Group PLC (United Kingdom)	1,020,431	3,752,429

TOTAL COMMON STOCKS (cost $482,554,784)		573,980,044

	Shares	Value
PREFERRED STOCK — 0.1%
Aerospace & Defense
United Technologies Corp., CVT, 7.500%(a) (cost $533,966)	9,530	$634,412

TOTAL LONG-TERM INVESTMENTS (cost $483,088,750)		574,614,456

SHORT-TERM INVESTMENT — 2.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $16,253,688; includes $10,371,464 of cash collateral received for securities on loan)(b)(w)	16,253,688	16,253,688

TOTAL INVESTMENTS — 101.7% (cost $499,342,438)		590,868,144
Liabilities in excess of other assets — (1.7)%		(9,882,822)

NET ASSETS — 100.0%		$580,985,322

The following abbreviations are used in the Portfolio descriptions:
CVT	Convertible Security
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $10,113,786; cash collateral of $10,371,464 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST MFS LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$40,735,136	$—	$—
Air Freight & Logistics	8,867,910	—	—
Auto Components	9,595,137	—	—
Automobiles	1,112,523	—	—
Beverages	4,915,010	8,769,791	—
Capital Markets	38,190,936	—	—
Chemicals	8,246,939	—	—
Commercial Banks	28,470,771	—	—
Commercial Services & Supplies	6,586,204	—	—
Containers & Packaging	2,156,021	—	—
Diversified Financial Services	31,058,452	—	—
Diversified Telecommunication Services	15,610,302	—	—
Electric Utilities	3,820,326	—	—
Electrical Equipment	5,237,967	—	—
Food & Staples Retailing	10,720,102	—	—
Food Products	10,300,966	15,061,177	—
Health Care Equipment & Supplies	21,233,259	—	—
Health Care Providers & Services	8,034,367	—	—
Hotels, Restaurants & Leisure	6,181,282	—	—
Household Products	3,043,053	—	—
Industrial Conglomerates	20,053,767	—	—
Insurance	40,691,515	—	—
IT Services	29,147,262	—	—
Leisure Products	3,861,540	—	—
Life Sciences Tools & Services	5,601,621	—	—
Machinery	8,930,161	—	—
Media	26,896,192	—	—
Multiline Retail	9,462,432	—	—
Multi-Utilities	849,378	—	—
Oil, Gas & Consumable Fuels	34,441,385	—	—
Pharmaceuticals	45,733,837	3,641,251	—
Road & Rail	3,595,269	—	—
Semiconductors & Semiconductor Equipment	2,679,517	—	—
Software	8,454,911	—	—
Specialty Retail	7,024,580	—	—
Tobacco	30,062,416	1,152,950	—
Wireless Telecommunication Services	—	3,752,429	—
Preferred Stocks
Aerospace & Defense	634,412	—	—
Affiliated Money Market Mutual Fund	16,253,688	—	—

Total	$558,490,546	$32,377,598	$—

AST MID-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.2%
COMMON STOCKS
Aerospace & Defense — 4.2%
Huntington Ingalls Industries, Inc.	76,196	$7,791,803
Northrop Grumman Corp.	22,200	2,739,036
TransDigm Group, Inc.(a)	42,957	7,955,636

		18,486,475

Auto Components — 4.0%
BorgWarner, Inc.	90,420	5,558,117
Dana Holding Corp.	253,700	5,903,599
Delphi Automotive PLC (United Kingdom)	87,000	5,903,820

		17,365,536

Banks — 3.2%
KeyCorp	271,325	3,863,668
M&T Bank Corp.	61,400	7,447,820
TCF Financial Corp.	164,660	2,743,236

		14,054,724

Building Products — 0.5%
Masco Corp.	103,630	2,301,622

Capital Markets — 2.4%
Eaton Vance Corp.	60,065	2,292,080
Northern Trust Corp.	31,810	2,085,464
Raymond James Financial, Inc.	59,020	3,300,989
Stifel Financial Corp.*(a)	62,135	3,091,838

		10,770,371

Chemicals — 5.5%
Ashland, Inc.	92,300	9,182,004
CF Industries Holdings, Inc.	13,971	3,641,401
Eastman Chemical Co.	53,255	4,591,113
Scotts Miracle-Gro Co. (The) (Class A Stock)(a)	33,905	2,077,698
Valspar Corp. (The)	67,825	4,891,539

		24,383,755

Commercial Services & Supplies — 2.2%
Republic Services, Inc.	69,400	2,370,704
Steelcase, Inc. (Class A Stock)	441,900	7,339,959

		9,710,663

Communications Equipment — 0.6%
EchoStar Corp. (Class A Stock)*	55,025	2,616,989

Construction & Engineering — 1.9%
URS Corp.	178,450	8,397,857

Containers & Packaging — 4.0%
Bemis Co., Inc.	130,568	5,123,488
Sealed Air Corp.	106,030	3,485,206
Sonoco Products Co.	218,053	8,944,534

		17,553,228

Diversified Financial Services — 1.3%
IntercontinentalExchange Group, Inc.	22,465	4,444,251
PHH Corp.*(a)	41,616	1,075,358

		5,519,609

Electric Utilities — 2.8%
Great Plains Energy, Inc.(a)	188,800	5,105,152
Pinnacle West Capital Corp.	130,200	7,116,732

		12,221,884

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components — 0.6%
Flextronics International Ltd. (Singapore)*	270,245	$2,497,064

Energy Equipment & Services — 1.9%
Nabors Industries Ltd.	124,130	3,059,805
SEACOR Holdings, Inc.*(a)	60,900	5,262,978

		8,322,783

Food Products — 0.6%
Hillshire Brands Co.	71,190	2,652,539

Gas Utilities — 0.6%
UGI Corp.	57,300	2,613,453

Health Care Equipment & Supplies — 2.4%
C.R. Bard, Inc.	17,620	2,607,408
CareFusion Corp.*	198,000	7,963,560

		10,570,968

Health Care Providers & Services — 4.5%
Express Scripts Holding Co.*	84,308	6,330,688
HCA Holdings, Inc.*	153,100	8,037,750
Humana, Inc.	19,158	2,159,490
MEDNAX, Inc.*(a)	53,705	3,328,636

		19,856,564

Hotels, Restaurants & Leisure — 4.1%
Darden Restaurants, Inc.(a)	183,680	9,323,597
International Game Technology	85,600	1,203,536
Wyndham Worldwide Corp.	103,000	7,542,690

		18,069,823

Household Durables — 0.8%
D.R. Horton, Inc.(a)	154,680	3,348,822

Industrial Conglomerates — 1.4%
Carlisle Cos., Inc.	79,731	6,325,858

Insurance — 9.5%
Allstate Corp. (The)	190,800	10,795,464
Endurance Specialty Holdings Ltd.	86,700	4,667,061
HCC Insurance Holdings, Inc.	109,000	4,958,410
Lincoln National Corp.	197,687	10,016,800
Progressive Corp. (The)	103,975	2,518,275
Protective Life Corp.	67,720	3,561,395
Reinsurance Group of America, Inc.	33,170	2,641,327
RenaissanceRe Holdings Ltd.	26,576	2,593,818

		41,752,550

Internet Software & Services — 0.7%
Akamai Technologies, Inc.*	49,905	2,904,970

IT Services — 3.4%
Computer Sciences Corp.	160,883	9,784,904
Convergys Corp.	126,779	2,777,728
Global Payments, Inc.	32,585	2,317,119

		14,879,751

Leisure Products — 3.5%
Brunswick Corp.	242,462	10,981,104
Mattel, Inc.	106,765	4,282,344

		15,263,448

Life Sciences Tools & Services — 0.8%
Covance, Inc.*	35,415	3,679,619

Machinery — 3.4%
Cummins, Inc.	43,630	6,500,434
Dover Corp.	27,300	2,231,775

AST MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Joy Global, Inc.	41,965	$2,433,970
Snap-on, Inc.	32,130	3,646,112

		14,812,291

Metals & Mining — 0.6%
Allegheny Technologies, Inc.	68,661	2,587,146

Multiline Retail — 1.7%
Nordstrom, Inc.	122,400	7,643,880

Multi-Utilities — 2.1%
Integrys Energy Group, Inc.	30,980	1,847,957
PG&E Corp.	172,400	7,447,680

		9,295,637

Oil, Gas & Consumable Fuels — 5.4%
Energen Corp.	30,100	2,432,381
Murphy Oil Corp.	136,605	8,586,990
Newfield Exploration Co.*	83,721	2,625,490
ONEOK, Inc.	30,804	1,825,137
QEP Resources, Inc.	183,500	5,402,240
Whiting Petroleum Corp.*	39,225	2,721,823

		23,594,061

Real Estate Investment Trusts (REITs) — 7.9%
American Tower Corp.	79,435	6,503,343
AvalonBay Communities, Inc.	42,100	5,528,572
Boston Properties, Inc.	21,880	2,505,916
Capstead Mortgage Corp.	203,500	2,576,310
CBL & Associates Properties, Inc.	308,700	5,479,425
Duke Realty Corp.	337,812	5,702,267
EPR Properties	50,400	2,690,856
MFA Financial, Inc.	488,900	3,788,975

		34,775,664

Real Estate Management & Development — 0.6%
CBRE Group, Inc. (Class A Stock)*	101,063	2,772,158

Road & Rail — 2.6%
CSX Corp.	138,700	4,018,139
Werner Enterprises, Inc.(a)	293,891	7,497,160

		11,515,299

Semiconductors & Semiconductor Equipment — 1.0%
Xilinx, Inc.	81,315	4,412,965

Software — 2.9%
Activision Blizzard, Inc.	168,659	3,447,390
Autodesk, Inc.*	39,140	1,924,905
Intuit, Inc.	57,970	4,506,008
Synopsys, Inc.*	72,950	2,802,009

		12,680,312

Specialty Retail — 1.5%
TJX Cos., Inc. (The)	111,370	6,754,591

Thrifts & Mortgage Finance — 0.4%
Astoria Financial Corp.(a)	126,635	1,750,096

Trading Companies & Distributors — 0.7%
GATX Corp.	42,940	2,914,767

TOTAL LONG-TERM INVESTMENTS (cost $319,928,181)		431,629,792

	Shares	Value
SHORT-TERM INVESTMENT — 10.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $43,764,413; includes $36,625,861 of cash collateral for securities on loan)(b)(w)	43,764,413	$43,764,413

TOTAL INVESTMENTS — 108.2% (cost $363,692,594)		475,394,205
Liabilities in excess of other assets — (8.2)%		(36,013,433)

NET ASSETS — 100.0%		$439,380,772

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $36,138,158; cash collateral of $36,625,861 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$18,486,475	$—	$—
Auto Components	17,365,536	—	—
Banks	14,054,724	—	—
Building Products	2,301,622	—	—
Capital Markets	10,770,371	—	—
Chemicals	24,383,755	—	—
Commercial Services & Supplies	9,710,663	—	—
Communications Equipment	2,616,989	—	—
Construction & Engineering	8,397,857	—	—
Containers & Packaging	17,553,228	—	—
Diversified Financial Services	5,519,609	—	—
Electric Utilities	12,221,884	—	—
Electronic Equipment, Instruments & Components	2,497,064	—	—
Energy Equipment & Services	8,322,783	—	—
Food Products	2,652,539	—	—
Gas Utilities	2,613,453	—	—
Health Care Equipment & Supplies	10,570,968	—	—
Health Care Providers & Services	19,856,564	—	—
Hotels, Restaurants & Leisure	18,069,823	—	—
Household Durables	3,348,822	—	—
Industrial Conglomerates	6,325,858	—	—
Insurance	41,752,550	—	—
Internet Software & Services	2,904,970	—	—
IT Services	14,879,751	—	—
Leisure Products	15,263,448	—	—
Life Sciences Tools & Services	3,679,619	—	—
Machinery	14,812,291	—	—
Metals & Mining	2,587,146	—	—
Multiline Retail	7,643,880	—	—
Multi-Utilities	9,295,637	—	—
Oil, Gas & Consumable Fuels	23,594,061	—	—
Real Estate Investment Trusts (REITs)	34,775,664	—	—
Real Estate Management & Development	2,772,158	—	—
Road & Rail	11,515,299	—	—
Semiconductors & Semiconductor Equipment	4,412,965	—	—
Software	12,680,312	—	—
Specialty Retail	6,754,591	—	—
Thrifts & Mortgage Finance	1,750,096	—	—
Trading Companies & Distributors	2,914,767	—	—
Affiliated Money Market Mutual Fund	43,764,413	—	—

Total	$475,394,205	$—	$—

AST MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

CERTIFICATES OF DEPOSIT — 18.0%
Bank of America NA	0.200%		04/21/14	11,000	$11,000,000
Bank of America NA	0.200%		05/28/14	11,000	11,000,000
Bank of America NA	0.210%		06/10/14	3,000	3,000,000
Bank of Montreal	0.160%		05/28/14	15,000	15,000,000
Bank of Montreal	0.235%	(c)	06/18/14	12,000	12,000,000
Bank of Nova Scotia	0.190%		04/01/14	9,000	9,000,000
Bank of Nova Scotia	0.190%		04/14/14	3,000	3,000,000
Bank of Nova Scotia	0.234%	(c)	06/19/14	6,000	6,000,000
Bank of Nova Scotia	0.407%	(c)	11/10/14	4,000	4,004,400
Bank of Nova Scotia Houston	0.584%	(c)	09/30/14	4,000	4,006,986
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.200%		04/14/14	8,000	8,000,000
Branch Banking and Trust Co.	0.150%		06/26/14	12,000	12,000,000
Branch Banking and Trust Co.	0.150%		06/27/14	3,000	3,000,000
Citibank NA	0.206%	(c)	06/05/14	10,000	10,000,000
Credit Suisse	0.298%	(c)	04/25/14	10,000	10,000,847
Deutsche Bank AG	0.230%		05/29/14	7,000	7,000,000
DNB Bank ASA	0.450%	(c)	04/10/14	3,000	3,000,203
Mizuho Bank Ltd.	0.210%		04/22/14	7,000	7,000,000
Norinchukin Bank	0.210%		04/22/14	4,000	4,000,000
Norinchukin Bank	0.220%		06/18/14	3,000	3,000,000
Royal Bank of Canada	0.235%	(c)	02/12/15	3,000	3,000,000
Royal Bank of Canada	0.255%	(c)	10/17/14	3,000	3,000,000
Sumitomo Mitsui Banking Corp.	0.220%		04/10/14	10,000	10,000,000
Sumitomo Mitsui Trust Bank Ltd.	0.210%		04/15/14	7,000	6,999,946
Svenska Handelsbanken AB	0.423%	(c)	10/06/14	11,450	11,461,967
Swedbank AB	0.190%		06/25/14	7,000	7,000,000
Toronto Dominion Bank (The)	0.224%	(c)	07/26/14	12,000	12,000,000
Wells Fargo Bank NA	0.224%	(c)	12/09/14	7,000	7,000,000
Wells Fargo Bank NA	0.225%	(c)	03/17/15	5,000	5,000,000

TOTAL CERTIFICATES OF DEPOSIT (amortized cost $210,474,349)					210,474,349

COMMERCIAL PAPER — 21.8%
ABN AMRO Funding USA LLC, 144A(n)	0.200%		05/05/14	2,000	1,999,622
ABN AMRO Funding USA LLC, 144A(n)	0.210%		04/07/14	2,000	1,999,930
ABN AMRO Funding USA LLC, 144A(n)	0.210%		04/08/14	6,000	5,999,755
Caisse Centrale Desjardins du Quebec, 144A	0.257%	(c)	10/23/14	10,000	10,000,000
CDP Financial, Inc., 144A(n)	0.150%		04/22/14	4,000	3,999,650
CDP Financial, Inc., 144A(n)	0.150%		05/07/14	6,000	5,999,100
CDP Financial, Inc., 144A(n)	0.155%		04/28/14	1,000	999,884
Commonwealth Bank of Australia, 144A	0.245%	(c)	06/06/14	2,000	2,000,177
CPPIB Capital, Inc., 144A(n)	0.140%		04/25/14	3,000	2,999,720
CPPIB Capital, Inc., 144A(n)	0.140%		04/30/14	3,000	2,999,662
DNB Bank ASA, 144A	0.236%	(c)	06/11/14	4,000	4,000,000
DNB Bank ASA, 144A	0.245%	(c)	09/10/14	11,000	11,000,000
DNB Bank ASA, 144A	0.252%	(c)	01/16/15	7,000	7,000,000
General Electric Capital Corp.(n)	0.200%		06/09/14	11,000	10,995,783
General Electric Co.(n)	0.040%		04/07/14	5,000	4,999,967
HSBC Bank PLC, 144A	0.226%	(c)	01/30/15	7,000	7,000,000
HSBC Bank PLC, 144A	0.234%	(c)	02/12/15	4,000	4,000,000
ING (U.S.) Funding LLC(n)	0.200%		05/20/14	10,000	9,997,278
ING (U.S.) Funding LLC(n)	0.205%		05/01/14	3,000	2,999,487
International Bank for Reconstruction & Development(n)	0.100%		04/01/14	11,000	11,000,000
International Bank for Reconstruction & Development(n)	0.110%		04/07/14	15,000	14,999,725
International Finance Corp.(n)	0.080%		04/17/14	3,000	2,999,893
International Finance Corp.(n)	0.090%		04/28/14	3,000	2,999,798
International Finance Corp.(n)	0.090%		06/06/14	5,000	4,999,175

AST MONEY MARKET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

COMMERCIAL PAPER (Continued)
International Finance Corp.(n)	0.111%		06/24/14	4,000	$3,998,962
JPMorgan Securities LLC, 144A(n)	0.140%		04/24/14	10,000	9,999,106
JPMorgan Securities LLC, 144A(n)	0.300%		04/21/14	2,000	1,999,667
JPMorgan Securities LLC, 144A	0.355%	(c)	12/16/14	5,000	5,000,000
JPMorgan Securities LLC, 144A	0.356%	(c)	11/18/14	6,000	6,000,000
Nordea Bank AB, 144A(n)	0.175%		06/24/14	4,000	3,998,367
Ontario (Province of)(n)	0.100%		04/22/14	15,000	14,999,125
PNC Bank National Assoc.(n)	0.240%		07/07/14	7,000	6,995,473
PNC Bank National Assoc.(n)	0.300%		08/25/14	9,000	8,989,050
PSP Capital, Inc., 144A(n)	0.150%		04/07/14	5,000	4,999,875
PSP Capital, Inc., 144A(n)	0.150%		04/14/14	6,000	5,999,675
Quebec (Province of), 144A(n)	0.070%		04/08/14	12,000	11,999,837
Schlumberger Investment SA, 144A(n)	0.150%		06/25/14	5,000	4,998,229
Skandinaviska Enskilda Banken AB, 144A(n)	0.175%		04/16/14	6,000	5,999,563
Standard Chartered Bank, 144A(n)	0.150%		04/24/14	8,000	7,999,233
State Street Corp.(n)	0.140%		05/27/14	5,000	4,998,911
State Street Corp.(n)	0.150%		06/04/14	8,000	7,997,867

TOTAL COMMERCIAL PAPER (amortized cost $254,961,546)					254,961,546

OTHER CORPORATE OBLIGATIONS — 5.9%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	0.870%	(c)	04/07/14	2,000	2,000,184
International Bank for Reconstruction & Development, Sr. Unsec’d. Notes	0.156%	(c)	01/14/15	9,960	9,960,423
International Finance Corp., Sr. Unsec’d. Notes, MTN	0.153%	(c)	01/28/15	3,000	3,000,009
Metropolitan Life Global Funding I, Sr. Sec’d. Notes, 144A	5.125%		06/10/14	1,000	1,009,232
National Australia Bank Ltd., Sr. Unsec’d. Notes, 144A	2.250%		04/11/14	3,000	3,001,636
Principal Life Global Funding II, Sr. Sec’d. Notes, 144A	0.394%	(c)	09/19/14	3,000	3,001,862
Principal Life Global Funding II, Sr. Sec’d. Notes, 144A	0.867%	(c)	07/09/14	3,000	3,005,216
Royal Bank of Canada, Sr. Unsec’d. Notes, MTN	0.473%	(c)	01/06/15	8,000	8,013,964
Royal Bank of Canada, Sr. Unsec’d. Notes, MTN	0.538%	(c)	04/17/14	1,000	1,000,132
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN	0.241%	(c)	04/07/14	15,000	15,000,000
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN	0.239%	(c)	10/08/14	8,000	8,000,000
Toyota Motor Credit Corp., Unsec’d. Notes, MTN	0.242%	(c)	01/14/15	5,000	5,000,000
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	5.403%	(c)	06/01/14	7,000	7,060,335

TOTAL OTHER CORPORATE OBLIGATIONS (amortized cost $69,052,993)					69,052,993

REPURCHASE AGREEMENTS(m) — 7.3%
Barclays Capital, Inc., 0.050%, dated 03/25/14, due 04/01/14 in the amount of $13,000,126				13,000	13,000,000
Barclays Capital, Inc., 0.050%, dated 03/27/14, due 04/03/14 in the amount of $10,000,097				10,000	10,000,000
BNP Paribas Securities, 0.080%, dated 03/31/14, due 04/01/14 in the amount of $19,000,042				19,000	19,000,000

AST MONEY MARKET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

				Principal
				Amount
				(000)#	Value

REPURCHASE AGREEMENTS(m) (Continued)
Deutsche Bank Securities, 0.050%, dated 03/28/14, due 04/04/14 in the amount of $17,000,165				17,000	$17,000,000
Goldman Sachs & Co., 0.060%, dated 03/26/14, due 04/02/14 in the amount of $13,000,152				13,000	13,000,000
HSBC Securities (USA), 0.040%, dated 03/28/14, due 04/04/14 in the amount of $13,000,101				13,000	13,000,000

TOTAL REPURCHASE AGREEMENTS (amortized cost $85,000,000)					85,000,000

	Interest		Maturity
	Rate		Date

TIME DEPOSITS — 6.3%
Australia & New Zealand Banking Group Ltd.(g)	0.230%		05/05/14	5,000	5,000,000
Australia & New Zealand Banking Group Ltd.(g)	0.250%		05/20/14	7,000	7,000,000
Credit Agricole SA	0.040%		04/01/14	20,000	20,000,000
US Bank National Assoc.	0.150%		04/01/14	30,757	30,757,000
US Bank National Assoc.	0.150%		04/03/14	11,000	11,000,000

TOTAL TIME DEPOSITS (amortized cost $73,757,000)					73,757,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 37.9%
Federal Home Loan Bank(n)	0.011%		05/09/14	15,000	14,998,892
Federal Home Loan Bank(n)	0.060%		04/16/14	9,000	8,999,775
Federal Home Loan Bank(n)	0.069%		05/14/14	7,000	6,999,247
Federal Home Loan Bank(n)	0.070%		04/09/14	15,000	14,999,767
Federal Home Loan Bank(n)	0.070%		04/25/14	14,000	13,999,347
Federal Home Loan Bank	0.070%	(c)	08/15/14	16,000	15,996,962
Federal Home Loan Bank(n)	0.071%		06/04/14	7,000	6,999,116
Federal Home Loan Bank(n)	0.074%		05/02/14	34,000	33,997,833
Federal Home Loan Bank(n)	0.075%		04/25/14	8,000	7,999,600
Federal Home Loan Bank(n)	0.075%		05/02/14	7,000	6,999,548
Federal Home Loan Bank(n)	0.077%		06/11/14	3,000	2,999,544
Federal Home Loan Bank(n)	0.080%		06/06/14	3,000	2,999,560
Federal Home Loan Bank(n)	0.080%		06/20/14	17,000	16,996,978
Federal Home Loan Bank(n)	0.081%		05/16/14	10,000	9,998,987
Federal Home Loan Bank	0.081%	(c)	06/18/14	8,000	8,000,000
Federal Home Loan Bank(n)	0.082%		06/18/14	5,000	4,999,112
Federal Home Loan Bank(n)	0.083%		05/14/14	21,000	20,997,918
Federal Home Loan Bank(n)	0.085%		05/07/14	26,000	25,997,790
Federal Home Loan Bank(n)	0.092%		04/04/14	15,000	14,999,885
Federal Home Loan Bank	0.094%	(c)	05/09/14	11,000	10,999,976
Federal Home Loan Bank	0.095%	(c)	05/15/14	9,000	8,999,973
Federal Home Loan Bank	0.095%	(c)	06/12/14	8,000	7,999,835
Federal Home Loan Bank	0.095%	(c)	08/12/14	8,000	7,999,854
Federal Home Loan Bank	0.095%	(c)	08/12/14	2,000	1,999,964
Federal Home Loan Bank	0.096%	(c)	11/18/14	3,000	2,999,683
Federal Home Loan Bank	0.099%	(c)	12/08/14	14,000	13,999,752
Federal Home Loan Bank	0.101%	(c)	08/19/14	3,000	3,000,000
Federal Home Loan Bank	0.102%	(c)	08/20/14	15,000	15,000,000
Federal Home Loan Bank	0.102%	(c)	04/02/15	6,000	5,999,848
Federal Home Loan Bank	0.104%	(c)	07/10/14	6,000	5,999,913
Federal Home Loan Bank	0.104%	(c)	03/26/15	8,000	8,000,000
Federal Home Loan Bank	0.105%	(c)	12/12/14	3,000	2,999,807
Federal Home Loan Bank	0.106%	(c)	04/04/14	12,000	11,999,995
Federal Home Loan Bank	0.106%	(c)	12/18/14	7,000	6,999,486
Federal Home Loan Bank	0.106%	(c)	12/19/14	7,000	6,999,490

AST MONEY MARKET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Bank(n)	0.110%		05/09/14	16,000	$15,998,142
Federal Home Loan Bank(n)	0.113%		08/06/14	8,000	7,996,811
Federal Home Loan Bank	0.114%	(c)	12/09/14	9,000	9,000,000
Federal Home Loan Bank	0.119%	(c)	08/10/15	7,000	6,999,776
Federal Home Loan Bank(n)	0.120%		08/13/14	7,000	6,999,722
Federal Home Loan Bank(n)	0.120%		08/13/14	4,000	3,999,879
Federal Home Loan Bank	0.124%	(c)	06/26/14	4,000	4,000,239
Federal Home Loan Bank	0.136%	(c)	11/18/14	8,000	7,999,745
Federal Home Loan Bank	0.136%	(c)	02/18/15	4,000	4,000,000
Federal Home Loan Mortgage Corp	0.135%	(c)	10/16/15	3,000	3,000,490
Federal National Mortgage Assoc.(n)	0.080%		05/07/14	4,000	3,999,680
Federal National Mortgage Assoc.(n)	0.080%		05/27/14	7,000	6,999,129

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (amortized cost $442,971,050)					442,971,050

U.S. TREASURY OBLIGATIONS — 3.3%
U.S. Treasury Bills(n)	0.108%		05/15/14	7,000	6,999,076
U.S. Treasury Bills(n)	0.113%		04/24/14	15,000	14,998,917
U.S. Treasury Notes	1.875%		04/30/14	5,000	5,007,111
U.S. Treasury Notes	2.250%		05/31/14	12,000	12,043,110

TOTAL U.S. TREASURY OBLIGATIONS (amortized cost $39,048,214)					39,048,214

TOTAL INVESTMENTS — 100.5% (amortized cost $1,175,265,152)					1,175,265,152
Liabilities in excess of other assets — (0.5)%					(5,444,839)

NET ASSETS — 100.0%					$1,169,820,313

The following abbreviations are used in the Portfolio descriptions:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MTN	Medium Term Note
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2014.
(g)	Indicates a security that has been deemed illiquid.
(m)	Repurchase agreements are collateralized by FHLMC (coupon rates 0.00% - 3.00%, maturity dates 03/15/25 - 03/01/29), FNMA (coupon rates 0.00% - 4.00%, maturity dates 02/01/19 - 01/01/34), GNMA (coupon rates 3.50% - 6.00%, maturity dates 02/20/34 - 10/20/42) and U.S. Treasury Notes (coupon rates 3.125% - 4.25%, maturity dates 08/15/14 - 05/15/21) the aggregate value, including accrued interest, of $86,703,892.
(n)	Rate shown reflects yield to maturity at purchase date.

AST MONEY MARKET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$210,474,349	$—
Commercial Paper	—	254,961,546	—
Other Corporate Obligations	—	69,052,993	—
Repurchase Agreements	—	85,000,000	—
Time Deposits	—	73,757,000	—
U.S. Government Agency Obligations	—	442,971,050	—
U.S. Treasury Obligations	—	39,048,214	—

Total	$—	$1,175,265,152	$—

AST MULTI-SECTOR FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value
LONG-TERM INVESTMENTS — 98.8%

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.6%
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.550%	(c)	04/10/49	2,492	$2,735,835
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class A3	4.095%		09/10/46	2,500	2,603,663
Commercial Mortgage Trust, Series 2012-LC4, Class A3	3.069%	(c)	12/10/44	400	408,498
Commercial Mortgage Trust, Series 2013-CR9, Class A3	4.022%		07/10/45	1,000	1,034,909
Commercial Mortgage Trust, Series 2013-CR10, Class A3	3.923%		08/10/46	2,000	2,053,654
Commercial Mortgage Trust, Series 2013-CR11, Class A3	3.983%		10/10/46	4,000	4,117,084
Commercial Mortgage Trust, Series 2013-CR12, Class A3	3.765%		10/10/46	5,000	5,054,205
Commercial Mortgage Trust, Series 2013-LC13, Class A4	3.916%		08/10/46	2,500	2,563,020
Commercial Mortgage Trust, Series 2014-CR15, Class A3	3.796%		02/10/47	8,000	8,090,344
GS Mortgage Securities Trust, Series 2013-GC13, Class A4	3.871%	(c)	07/10/46	1,000	1,024,498
GS Mortgage Securities Trust, Series 2013-GC14, Class A4	3.955%		08/10/46	2,500	2,580,730
GS Mortgage Securities Trust, Series 2013-GCJ12, Class A3	2.860%		06/10/46	2,000	1,902,094
GS Mortgage Securities Trust, Series 2014-GC18, Class A3	3.801%		01/10/47	10,000	10,119,540
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A3	3.928%		01/15/47	10,000	10,204,280
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139%		06/15/45	500	511,861
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	2,000	1,868,464
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A3	5.841%	(c)	06/12/50	362	370,861
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A3	3.960%		08/15/46	2,000	2,056,122
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class A3	3.973%		10/15/46	5,500	5,658,065
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A3	3.766%		11/15/46	8,000	8,059,472
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A5	5.416%	(c)	01/15/45	500	537,226
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A5	5.722%	(c)	05/15/43	500	544,894
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608%	(c)	05/15/46	3,320	3,697,522
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A3	3.986%		07/15/46	1,000	1,031,601
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A4	3.766%		03/15/47	5,000	5,055,025

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $83,156,181)					83,883,467

CORPORATE BONDS — 87.2%

Aerospace & Defense — 0.4%
Esterline Technologies Corp., Gtd. Notes	7.000%		08/01/20	1,000	1,082,500
Northrop Grumman Corp., Sr. Unsec’d. Notes	4.750%		06/01/43	500	502,645

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

CORPORATE BONDS (Continued)

Aerospace & Defense (cont’d.)
Rockwell Collins, Inc., Sr. Unsec’d. Notes	4.800%	12/15/43	675	$711,534
Textron, Inc., Sr. Unsec’d. Notes	3.650%	03/01/21	1,500	1,505,874
Textron, Inc., Sr. Unsec’d. Notes	7.250%	10/01/19	750	892,301

				4,694,854

Airlines — 1.9%
American Airlines, Equipment Trust, 144A(a)	4.950%	01/15/23	9,554	10,246,227
American Airlines, Pass-Through Certificates, 144A	4.000%	07/15/25	2,432	2,450,514
Delta Air Lines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	6.821%	08/10/22	651	764,460
Delta Air Lines 2009-1 Class A Pass-Through Trust, Pass-Through Certificates	7.750%	12/17/19	265	310,337
Delta Air Lines 2012-1 Class A Pass-Through Trust, Pass-Through Certificates	4.750%	05/07/20	1,860	2,008,648
United Airlines, Pass-Through Certificates	4.000%	10/11/27	4,500	4,516,875
United Airlines, Pass-Through Certificates	4.300%	02/15/27	3,325	3,426,845
US Airways, Pass-Through Certificates	3.950%	11/15/25	300	302,250

				24,026,156

Automotive — 2.6%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.875%	03/10/21	3,500	3,465,301
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	3.875%	09/15/21	1,359	1,426,315
Delphi Corp., Gtd. Notes(a)	4.150%	03/15/24	7,000	6,991,551
Ford Motor Co., Sr. Unsec’d. Notes(a)	4.750%	01/15/43	9,000	8,703,216
Ford Motor Co., Sr. Unsec’d. Notes	6.625%	10/01/28	2,800	3,276,476
Ford Motor Co., Sr. Unsec’d. Notes	7.700%	05/15/97	2,000	2,305,220
General Motors Co., Sr. Unsec’d. Notes, 144A	6.250%	10/02/43	6,075	6,576,187
Johnson Controls, Inc., Sr. Unsec’d. Notes	6.000%	01/15/36	500	576,325

				33,320,591

Banking — 7.9%
Bank of America Corp., Sr. Unsec’d. Notes	2.600%	01/15/19	2,300	2,309,073
Bank of America Corp., Sr. Unsec’d. Notes, MTN .	4.875%	04/01/44	5,725	5,751,049
Bank of America Corp., Sr. Unsec’d. Notes, MTN(a)	5.000%	01/21/44	4,785	4,884,940
Bank of America Corp., Sub. Notes	6.110%	01/29/37	1,000	1,118,376
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	3.950%	11/18/25	4,000	4,110,468
Citigroup, Inc., Sr. Unsec’d. Notes	4.950%	11/07/43	4,065	4,130,873
Citigroup, Inc., Sr. Unsec’d. Notes	5.875%	01/30/42	5,000	5,739,100
Citigroup, Inc., Sr. Unsec’d. Notes(a)	8.125%	07/15/39	2,000	2,892,612
Citigroup, Inc., Sub. Notes	6.675%	09/13/43	2,400	2,810,402
Discover Bank, Sr. Unsec’d. Notes(a)	4.200%	08/08/23	725	743,334
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	3.625%	01/22/23	225	221,334
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	4.000%	03/03/24	2,200	2,190,247
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%	01/24/22	700	793,743
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.000%	06/15/20	2,000	2,296,618
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%	02/01/41	2,000	2,374,890

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

CORPORATE BONDS (Continued)

Banking (cont’d.)
Goldman Sachs Group, Inc. (The), Sub. Notes(a)	6.750%		10/01/37	9,660	$11,065,714
HSBC Holdings PLC (United Kingdom), Sub. Notes	6.800%		06/01/38	1,300	1,597,355
JPMorgan Chase & Co., Series Q, Jr. Sub. Notes(a)	5.150%	(c)	12/31/49	1,800	1,687,500
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	4.350%		08/15/21	150	160,784
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	4.850%		02/01/44	2,600	2,651,080
JPMorgan Chase & Co., Sr. Unsec’d. Notes	5.400%		01/06/42	250	275,882
JPMorgan Chase & Co., Sr. Unsec’d. Notes	5.600%		07/15/41	1,100	1,246,453
JPMorgan Chase & Co., Sub. Notes	5.625%		08/16/43	6,600	7,096,676
Morgan Stanley, Sr. Unsec’d. Notes	6.375%		07/24/42	8,600	10,490,891
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.500%		07/28/21	300	338,961
Morgan Stanley, Sr. Unsec’d. Notes, MTN	7.300%		05/13/19	900	1,091,514
Morgan Stanley, Sub. Notes	4.875%		11/01/22	120	126,094
Morgan Stanley, Sub. Notes, MTN	4.100%		05/22/23	105	103,936
Northern Trust Corp., Sub. Notes	3.950%		10/30/25	3,550	3,571,463
State Street Corp., Sr. Unsec’d. Notes	3.700%		11/20/23	1,000	1,010,127
Suntrust Bank, Sr. Unsec’d. Notes	2.750%		05/01/23	1,000	936,554
Wells Fargo & Co., Sub. Notes	4.125%		08/15/23	1,500	1,517,466
Wells Fargo & Co., Sub. Notes	5.606%		01/15/44	6,750	7,306,126
Westpac Banking Corp. (Australia), Sr. Unsec’d. Notes	2.250%		01/17/19	5,000	4,977,060

					99,618,695

Brokerage — 0.7%
Ameriprise Financial, Inc., Sr. Unsec’d. Notes	4.000%		10/15/23	500	515,831
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%		01/20/43	5,450	5,708,308
Legg Mason, Inc., Sr. Unsec’d. Notes	5.625%		01/15/44	1,300	1,333,996
Leucadia National Corp., Sr. Unsec’d. Notes	6.625%		10/23/43	1,000	1,041,080

					8,599,215

Building Materials & Construction — 0.7%
Building Materials Corp. of America, Gtd. Notes, 144A (original cost $362,375; purchased 05/09/13)(f)(g)	7.500%		03/15/20	325	350,187
Masco Corp., Sr. Unsec’d. Notes	6.125%		10/03/16	5,629	6,177,827
Owens Corning, Gtd. Notes(a)	4.200%		12/15/22	1,626	1,612,540
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.250%		04/15/21	600	606,000

					8,746,554

Cable — 2.5%
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%		09/15/17	2,000	2,375,000
Comcast Corp., Gtd. Notes(a)	4.250%		01/15/33	3,000	2,940,438
Comcast Corp., Gtd. Notes	4.500%		01/15/43	1,400	1,365,463
Comcast Corp., Gtd. Notes	6.450%		03/15/37	2,000	2,460,420
CSC Holdings LLC, Sr. Unsec’d. Notes(a)	7.625%		07/15/18	856	995,100
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	6.000%		08/15/40	5,100	5,316,964
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	6.375%		03/01/41	1,000	1,087,010
NBCUniversal Media LLC, Gtd. Notes	4.450%		01/15/43	5,450	5,272,592
NBCUniversal Media LLC, Gtd. Notes(a)	5.950%		04/01/41	1,300	1,534,589
NBCUniversal Media LLC, Gtd. Notes	6.400%		04/30/40	2,500	3,092,995
Time Warner Cable, Inc., Gtd. Notes	5.500%		09/01/41	800	834,088
Time Warner Cable, Inc., Gtd. Notes	5.875%		11/15/40	380	411,753

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

CORPORATE BONDS (Continued)

Cable (cont’d.)
Videotron Ltd. (Canada), Gtd. Notes	5.000%	07/15/22	1,100	$1,102,750
Videotron Ltd. (Canada), Gtd. Notes, 144A	5.375%	06/15/24	2,600	2,613,000

				31,402,162

Capital Goods — 4.7%
Actuant Corp., Gtd. Notes	5.625%	06/15/22	1,000	1,042,500
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A(a)	6.500%	07/15/22	725	788,437
CNH Capital LLC, Gtd. Notes	3.250%	02/01/17	3,850	3,927,000
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,041,930; purchased 10/29/13)(f)(g)	5.625%	03/15/42	1,000	1,092,565
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $3,406,695; purchased 08/29/13 - 01/14/14)(a)(f)(g)	7.000%	10/15/37	2,800	3,521,454
FedEx Corp., Gtd. Notes	4.100%	04/15/43	825	736,684
FedEx Corp., Gtd. Notes	4.900%	01/15/34	1,950	2,003,264
FedEx Corp., Gtd. Notes	5.100%	01/15/44	4,525	4,690,199
FedEx Corp., Sr. Unsec’d. Notes	7.600%	07/01/97	1,000	1,342,582
General Cable Corp., Gtd. Notes, 144A	6.500%	10/01/22	750	761,250
General Electric Co., Sr. Unsec’d. Notes(a)	4.125%	10/09/42	1,565	1,503,798
General Electric Co., Sr. Unsec’d. Notes	4.500%	03/11/44	19,225	19,523,237
Griffon Corp., Gtd. Notes, 144A(a)	5.250%	03/01/22	2,900	2,871,000
Honeywell International, Inc., Sr. Unsec’d. Notes	5.375%	03/01/41	1,000	1,169,324
Ingersoll-Rand Global Holding Co. Ltd., Gtd. Notes, 144A	5.750%	06/15/43	450	497,352
Siemens Financieringsmaatschappij NV (Germany), Gtd. Notes, 144A	6.125%	08/17/26	1,000	1,221,010
Steelcase, Inc., Sr. Unsec’d. Notes	6.375%	02/15/21	3,240	3,668,522
Terex Corp., Gtd. Notes	6.500%	04/01/20	750	815,625
United Technologies Corp., Sr. Unsec’d. Notes	4.500%	06/01/42	250	254,568
United Technologies Corp., Sr. Unsec’d. Notes	7.500%	09/15/29	3,900	5,382,137
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	3,000	3,193,635

				60,006,143

Chemicals — 6.8%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes(a)	3.150%	10/01/22	1,350	1,275,097
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	4.900%	06/01/43	300	296,489
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	6.125%	01/15/41	4,700	5,349,423
Ashland, Inc., Gtd. Notes	4.750%	08/15/22	6,031	5,917,919
Celanese US Holdings LLC, Gtd. Notes	4.625%	11/15/22	750	738,750
CF Industries, Inc., Gtd. Notes(a)	4.950%	06/01/43	2,325	2,259,814
CF Industries, Inc., Gtd. Notes	5.150%	03/15/34	3,075	3,161,721
Chemtura Corp., Gtd. Notes	5.750%	07/15/21	1,000	1,037,500
Dow Chemical Co. (The), Sr. Unsec’d. Notes(a)	3.000%	11/15/22	1,400	1,330,771
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.125%	11/15/21	14,490	15,174,957
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%	11/15/20	775	819,766
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.375%	11/15/42	4,000	3,692,332
Dow Chemical Co. (The), Sr. Unsec’d. Notes	5.250%	11/15/41	1,500	1,567,589
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%	05/15/39	1,000	1,579,980
E.I. du Pont de Nemours & Co., Sr. Unsec’d. Notes	2.800%	02/15/23	900	850,702
E.I. du Pont de Nemours & Co., Sr. Unsec’d. Notes	4.150%	02/15/43	1,800	1,713,744
Eastman Chemical Co., Sr. Unsec’d. Notes	3.600%	08/15/22	11,700	11,612,437
Eastman Chemical Co., Sr. Unsec’d. Notes	4.800%	09/01/42	1,000	986,815
Ecolab, Inc., Sr. Unsec’d. Notes	4.350%	12/08/21	2,966	3,191,419

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)
Ecolab, Inc., Sr. Unsec’d. Notes	5.500%	12/08/41	2,375	$2,705,092
LYB International Finance BV (Netherlands), Gtd. Notes	4.875%	03/15/44	5,980	5,969,206
LYB International Finance BV (Netherlands), Gtd. Notes(a)	5.250%	07/15/43	2,460	2,590,557
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%	11/15/21	1,000	1,171,352
Monsanto Co., Sr. Unsec’d. Notes	3.600%	07/15/42	1,000	888,126
Mosaic Co. (The), Sr. Unsec’d. Notes	3.750%	11/15/21	1,370	1,376,786
Mosaic Co. (The), Sr. Unsec’d. Notes	5.450%	11/15/33	915	989,251
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%	11/15/43	3,390	3,640,633
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes	8.625%	11/01/19	1,100	1,190,750
PPG Industries, Inc., Sr. Unsec’d. Notes	3.600%	11/15/20	2,000	2,031,598
Rockwood Specialties Group, Inc., Gtd. Notes	4.625%	10/15/20	250	258,125
Union Carbide Corp., Sr. Unsec’d. Notes	7.750%	10/01/96	500	577,495

				85,946,196

Consumer Products — 1.1%
Koninklijke Philips NV (Netherlands), Sr. Unsec’d. Notes	5.000%	03/15/42	3,300	3,524,747
MasterCard, Inc., Sr. Unsec’d. Notes	3.375%	04/01/24	2,450	2,445,999
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	4.000%	06/15/22	885	903,477
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	4.700%	08/15/20	4,155	4,429,496
PVH Corp., Sr. Unsec’d. Notes	4.500%	12/15/22	275	271,563
QVC, Inc., Sr. Sec’d. Notes	5.125%	07/02/22	300	311,221
SC Johnson & Son, Inc., Unsec’d. Notes (original cost $416,908; purchased 05/07/13), 144A(f)(g)	4.000%	05/15/43	425	396,167
Whirlpool Corp., Sr. Unsec’d. Notes, MTN	4.850%	06/15/21	700	764,102
Whirlpool Corp., Sr. Unsec’d. Notes, MTN	5.150%	03/01/43	450	461,213

				13,507,985

Electric — 10.2%
AES Corp., Sr. Unsec’d. Notes	4.875%	05/15/23	750	716,250
Arizona Public Service Co., Sr. Unsec’d. Notes	4.700%	01/15/44	2,550	2,630,463
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	3.350%	07/01/23	325	320,549
Calpine Corp., Sr. Sec’d. Notes, 144A	7.500%	02/15/21	216	235,980
Calpine Corp., Sr. Sec’d. Notes, 144A	7.875%	07/31/20	444	488,400
CenterPoint Energy Houston Electric LLC, General Ref. Motgage	4.500%	04/01/44	2,300	2,358,947
CMS Energy Corp., Sr. Unsec’d. Notes	3.875%	03/01/24	9,250	9,371,943
CMS Energy Corp., Sr. Unsec’d. Notes	4.875%	03/01/44	4,100	4,177,191
Commonwealth Edison Co., First Mortgage	2.150%	01/15/19	700	696,783
Commonwealth Edison Co., First Mortgage	4.600%	08/15/43	2,000	2,063,458
Commonwealth Edison Co., First Mortgage	4.700%	01/15/44	925	968,217
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	4.450%	03/15/44	8,000	7,926,336
Delmarva Power & Light Co., First Mortgage	3.500%	11/15/23	3,500	3,512,873
DTE Electric Co., General Ref. Mortgage	4.000%	04/01/43	525	499,369
DTE Energy Co., Sr. Unsec’d. Notes	3.850%	12/01/23	5,000	5,070,655
Duke Energy Corp., Sr. Unsec’d. Notes	3.950%	10/15/23	1,200	1,230,271
Duke Energy Indiana, Inc., First Mortgage	4.900%	07/15/43	400	428,861
Duke Energy Ohio, Inc., First Mortgage	3.800%	09/01/23	1,500	1,553,527
Duke Energy Progress, Inc., First Mortgage(a)	4.100%	03/15/43	1,200	1,145,897
Interstate Power & Light Co., Sr. Unsec’d. Notes	4.700%	10/15/43	675	713,358
IPALCO Enterprises, Inc., Sr. Sec’d. Notes, 144A	7.250%	04/01/16	1,800	1,975,500
ITC Holdings Corp., Sr. Unsec’d. Notes	5.300%	07/01/43	1,000	1,052,739

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Jersey Central Power & Light Co., Sr. Unsec’d. Notes, 144A	4.700%		04/01/24	1,000	$1,035,970
Kentucky Utilities Co., First Mortgage	4.650%		11/15/43	675	698,647
MidAmerican Energy Co., First Mortgage	4.400%		10/15/44	8,200	8,163,018
MidAmerican Energy Co., First Mortgage	4.800%		09/15/43	2,900	3,072,504
Monongahela Power Co., First Mortgage, 144A	4.100%		04/15/24	2,575	2,633,661
NextEra Energy Capital Holdings, Inc., Gtd. Notes	3.625%		06/15/23	1,325	1,281,614
Oklahoma Gas & Electric Co., Sr. Unsec’d. Notes	4.550%		03/15/44	1,325	1,356,556
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.600%		06/15/43	4,600	4,609,982
Pacific Gas & Electric Co., Sr. Unsec’d. Notes(a)	4.750%		02/15/44	2,275	2,301,840
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	5.125%		11/15/43	6,365	6,777,802
Peco Energy Co., First Ref. Mortgage	4.800%		10/15/43	1,575	1,701,532
PPL Capital Funding, Inc., Gtd. Notes	4.700%		06/01/43	800	773,322
PPL Capital Funding, Inc., Gtd. Notes	5.000%		03/15/44	4,475	4,533,385
PPL Electric Utilities Corp., First Mortgage	6.250%		05/15/39	500	634,721
Progress Energy, Inc., Sr. Unsec’d. Notes	7.750%		03/01/31	8,824	12,057,978
PSEG Power LLC, Gtd. Notes	2.450%		11/15/18	1,000	1,000,354
PSEG Power LLC, Gtd. Notes	4.300%		11/15/23	3,350	3,425,569
Public Service Co. of Colorado, First Mortgage	3.950%		03/15/43	175	165,573
Public Service Co. of New Hampshire, First Mortgage	3.500%		11/01/23	4,250	4,258,734
Public Service Electric & Gas Co., First Mortgage	3.750%		03/15/24	2,900	2,981,481
Public Service Electric & Gas Co., First Ref. Mortgage, MTN	3.950%		05/01/42	2,000	1,884,570
Southern California Edison Co., First Ref. Mortgage	4.650%		10/01/43	950	992,880
Southern Power Co., Sr. Unsec’d. Notes	5.250%		07/15/43	1,000	1,077,560
Southwestern Public Service Co., First Mortgage	4.500%		08/15/41	550	559,904
Virginia Electric and Power Co., Sr. Unsec’d. Notes	4.650%		08/15/43	2,000	2,063,088
Westar Energy, Inc., First Mortgage	4.100%		04/01/43	275	263,468
Westar Energy, Inc., First Mortgage	4.125%		03/01/42	3,010	2,907,642
Westar Energy, Inc., First Mortgage	4.625%		09/01/43	730	762,354
Wisconsin Public Service Corp., Sr. Sec’d. Notes	4.752%		11/01/44	5,000	5,288,905

					128,402,181

Energy - Integrated — 0.8%
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.200%		09/15/43	1,000	1,050,330
Chevron Corp., Sr. Unsec’d. Notes	3.191%		06/24/23	1,375	1,358,332
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	5.375%		01/26/19	3,470	3,600,125
Sasol Financing International PLC (South Africa), Gtd. Notes	4.500%		11/14/22	2,000	1,940,000
Shell International Finance BV (Netherlands), Gtd. Notes(a)	4.550%		08/12/43	1,050	1,085,277
Total Capital International SA (France), Gtd. Notes	2.875%		02/17/22	1,000	979,268

					10,013,332

Energy - Other — 3.7%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.623%	(s)	10/10/36	10,000	3,669,312
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36	4,825	5,706,976
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.950%		06/15/19	400	477,406
Cameron International Corp., Sr. Unsec’d. Notes	3.600%		04/30/22	1,500	1,489,127
Cameron International Corp., Sr. Unsec’d. Notes	5.125%		12/15/43	2,000	2,005,568

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

CORPORATE BONDS (Continued)

Energy - Other (cont’d.)
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	3.800%	04/15/24	7,300	$7,336,493
Concho Resources, Inc., Gtd. Notes	5.500%	04/01/23	550	572,000
Continental Resources, Inc., Gtd. Notes	4.500%	04/15/23	4,000	4,142,688
Continental Resources, Inc., Gtd. Notes	5.000%	09/15/22	500	525,000
Devon Energy Corp., Sr. Unsec’d. Notes	5.600%	07/15/41	3,000	3,322,593
EOG Resources, Inc., Sr. Unsec’d. Notes	2.450%	04/01/20	4,000	3,984,140
Halliburton Co., Sr. Unsec’d. Notes	4.750%	08/01/43	1,700	1,758,075
Halliburton Co., Sr. Unsec’d. Notes	7.450%	09/15/39	375	526,705
Noble Energy, Inc., Sr. Unsec’d. Notes	5.250%	11/15/43	3,070	3,204,282
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000%	03/01/41	630	719,948
Schlumberger Investment SA, Gtd. Notes	3.650%	12/01/23	1,850	1,876,407
Weatherford International Ltd., Gtd. Notes	5.950%	04/15/42	2,200	2,370,361
Weatherford International Ltd., Gtd. Notes	6.500%	08/01/36	1,075	1,205,288
Weatherford International Ltd., Gtd. Notes	6.750%	09/15/40	850	989,757
Weatherford International Ltd., Gtd. Notes	7.000%	03/15/38	510	601,548

				46,483,674

Foods — 2.8%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.000%	01/17/43	1,700	1,585,291
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.625%	02/01/44	10,000	10,259,940
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.000%	04/15/20	225	254,147
Coca-Cola Co. (The), Sr. Unsec’d. Notes	3.200%	11/01/23	4,750	4,671,131
Coca-Cola Femsa SAB de CV (Mexico), Gtd. Notes	5.250%	11/26/43	2,400	2,555,455
Coca-Cola Icecek A/S (Turkey), Sr. Unsec’d. Notes, 144A	4.750%	10/01/18	250	258,125
ConAgra Foods, Inc., Sr. Unsec’d. Notes	4.650%	01/25/43	1,000	963,647
Constellation Brands, Inc., Gtd. Notes(a)	4.250%	05/01/23	1,500	1,466,250
Darling International, Inc., Gtd. Notes, 144A(a)	5.375%	01/15/22	1,800	1,849,500
Delhaize Group SA (Belgium), Gtd. Notes	5.700%	10/01/40	1,500	1,525,571
Ingles Markets, Inc., Sr. Unsec’d. Notes(a)	5.750%	06/15/23	1,350	1,350,000
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	6.500%	02/09/40	500	621,973
Kroger Co. (The), Sr. Unsec’d. Notes	5.000%	04/15/42	1,150	1,154,083
Kroger Co. (The), Sr. Unsec’d. Notes	5.150%	08/01/43	450	463,284
Mondelez International, Inc., Sr. Unsec’d. Notes	4.000%	02/01/24	6,000	6,088,470
PepsiCo, Inc., Sr. Unsec’d. Notes(a)	2.750%	03/01/23	750	710,870
Sun Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	5.875%	08/01/21	250	259,375

				36,037,112

Gaming — 0.2%
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes, 144A	4.875%	11/01/20	2,338	2,399,373

Healthcare & Pharmaceutical — 4.4%
AbbVie, Inc., Sr. Unsec’d. Notes(a)	2.900%	11/06/22	1,250	1,203,351
Amgen, Inc., Sr. Unsec’d. Notes	3.875%	11/15/21	500	521,515
Amgen, Inc., Sr. Unsec’d. Notes	5.150%	11/15/41	6,860	7,067,289
Amgen, Inc., Sr. Unsec’d. Notes	5.375%	05/15/43	225	240,399
Amgen, Inc., Sr. Unsec’d. Notes	5.650%	06/15/42	1,500	1,663,057
Amgen, Inc., Sr. Unsec’d. Notes	5.750%	03/15/40	750	843,505
Baxter International, Inc., Sr. Unsec’d. Notes	3.650%	08/15/42	3,000	2,582,349
Bristol-Myers Squibb Co., Sr. Unsec’d. Notes	5.875%	11/15/36	728	874,217
Covidien International Finance SA, Gtd. Notes	2.950%	06/15/23	425	402,733

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

CORPORATE BONDS (Continued)

Healthcare & Pharmaceutical (cont’d.)
Edwards Lifesciences Corp., Sr. Unsec’d. Notes	2.875%		10/15/18	1,475	$1,485,211
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.800%		04/01/44	3,250	3,345,563
Gilead Sciences, Inc., Sr. Unsec’d. Notes	5.650%		12/01/41	1,000	1,145,489
GlaxoSmithkline Capital, Inc. (United Kingdom), Gtd. Notes	4.200%		03/18/43	500	484,820
Grifols Worldwide Operations Ltd. (Spain), Sr. Unsec’d. Notes, 144A	5.250%		04/01/22	1,500	1,533,750
HCA, Inc., Gtd. Notes	5.875%		05/01/23	750	771,563
HCA, Inc., Gtd. Notes	8.000%		10/01/18	1,650	1,955,250
Johnson & Johnson, Sr. Unsec’d. Notes	4.375%		12/05/33	2,250	2,360,245
Johnson & Johnson, Sr. Unsec’d. Notes	4.500%		12/05/43	2,300	2,389,194
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	2.500%		11/01/18	1,775	1,768,772
Medtronic, Inc., Sr. Unsec’d. Notes(a)	4.625%		03/15/44	2,050	2,106,359
Merck & Co., Inc., Gtd. Notes	6.550%		09/15/37	610	791,468
Merck & Co., Inc., Sr. Unsec’d. Notes	2.400%		09/15/22	3,125	2,922,481
Merck & Co., Inc., Sr. Unsec’d. Notes	4.150%		05/18/43	750	718,631
Mylan, Inc., Gtd. Notes, 144A	7.875%		07/15/20	4,000	4,483,896
Novartis Capital Corp. (Switzerland), Gtd. Notes(a)	4.400%		05/06/44	4,625	4,666,736
Pfizer, Inc., Sr. Unsec’d. Notes	4.300%		06/15/43	1,500	1,481,213
Pfizer, Inc., Sr. Unsec’d. Notes	7.200%		03/15/39	3,300	4,580,172
St. Jude Medical, Inc., Sr. Unsec’d. Notes	4.750%		04/15/43	400	400,239
Zoetis, Inc., Sr. Unsec’d. Notes(a)	4.700%		02/01/43	1,100	1,088,608

					55,878,075

Healthcare Insurance — 0.6%
Aetna, Inc., Sr. Unsec’d. Notes	4.500%		05/15/42	1,900	1,868,325
Cigna Corp., Sr. Unsec’d. Notes	5.375%		02/15/42	500	549,505
Coventry Health Care, Inc., Sr. Unsec’d. Notes	5.450%		06/15/21	500	573,389
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.950%		10/15/42	2,060	1,864,778
WellPoint, Inc., Sr. Unsec’d. Notes	4.650%		01/15/43	1,000	968,164
WellPoint, Inc., Sr. Unsec’d. Notes	5.100%		01/15/44	2,175	2,257,926

					8,082,087

Insurance — 3.3%
Allstate Corp. (The), Sr. Unsec’d. Notes	4.500%		06/15/43	1,000	1,005,449
Allstate Corp. (The), Sub. Notes	5.750%	(c)	08/15/53	800	840,000
American International Group, Inc., Sr. Unsec’d. Notes	6.400%		12/15/20	4,000	4,765,768
Arch Capital Group US, Inc., Gtd. Notes	5.144%		11/01/43	3,000	3,159,123
AXIS Specialty Finance PLC, Gtd. Notes	5.150%		04/01/45	3,700	3,724,927
Berkshire Hathaway Finance Corp., Gtd. Notes(a)	4.300%		05/15/43	800	764,631
Endurance Specialty Holdings Ltd., Sr. Unsec’d. Notes	7.000%		07/15/34	1,700	1,964,399
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	4.300%		04/15/43	200	186,612
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%		05/01/42	500	592,393
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	6.500%		03/15/35	800	931,062
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%		10/09/37	4,000	4,849,204
Lincoln National Corp., Sr. Unsec’d. Notes	7.000%		06/15/40	900	1,184,221
Markel Corp., Sr. Unsec’d. Notes	5.000%		03/30/43	100	98,404
MetLife Capital Trust X, Jr. Sub. Notes, 144A	9.250%		04/08/38	2,500	3,275,000
MetLife, Inc., Sr. Unsec’d. Notes	4.875%		11/13/43	5,000	5,191,130
MetLife, Inc., Sr. Unsec’d. Notes	5.700%		06/15/35	4,750	5,504,633

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)
Travelers Cos. Inc. (The), Sr. Unsec’d. Notes	4.600%	08/01/43	600	$614,026
XLIT Ltd. (Ireland), Gtd. Notes	5.250%	12/15/43	2,962	3,139,344

				41,790,326

Lodging — 0.4%
Choice Hotels International, Inc., Gtd. Notes	5.700%	08/28/20	500	531,250
Choice Hotels International, Inc., Gtd. Notes	5.750%	07/01/22	2,500	2,650,000
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	6.750%	05/15/18	1,500	1,735,037
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	4.250%	03/01/22	500	505,733

				5,422,020

Media & Entertainment — 3.0%
21st Century Fox America, Inc., Gtd. Notes	5.400%	10/01/43	4,225	4,548,521
21st Century Fox America, Inc., Gtd. Notes	6.150%	03/01/37	2,300	2,659,603
21st Century Fox America, Inc., Gtd. Notes(a)	6.150%	02/15/41	1,900	2,234,734
AMC Networks, Inc., Gtd. Notes	4.750%	12/15/22	1,000	995,000
Belo Corp., Sr. Unsec’d. Notes	7.250%	09/15/27	150	155,625
CBS Corp., Gtd. Notes (original cost $879,965; purchased 09/11/13 - 02/24/14)(a)(f)(g)	4.850%	07/01/42	995	958,480
CBS Corp., Gtd. Notes (original cost $204,351; purchased 03/18/13)(a)(f)(g)	5.900%	10/15/40	185	206,213
Cinemark USA, Inc., Gtd. Notes	4.875%	06/01/23	1,000	961,250
Discovery Communications LLC, Gtd. Notes	4.950%	05/15/42	1,500	1,476,183
Myriad International Holdings BV (South Africa), Gtd. Notes, 144A(a)	6.375%	07/28/17	1,600	1,768,000
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A	5.000%	04/15/22	2,025	2,030,063
Time Warner, Inc., Gtd. Notes	4.750%	03/29/21	5,026	5,499,072
Time Warner, Inc., Gtd. Notes(a)	5.350%	12/15/43	6,275	6,687,286
Time Warner, Inc., Gtd. Notes	6.200%	03/15/40	1,000	1,157,900
Time Warner, Inc., Gtd. Notes	7.700%	05/01/32	175	234,683
Viacom, Inc., Sr. Unsec’d. Notes	4.500%	02/27/42	40	36,469
Viacom, Inc., Sr. Unsec’d. Notes	4.875%	06/15/43	4,205	4,039,575
Viacom, Inc., Sr. Unsec’d. Notes(a)	5.850%	09/01/43	1,855	2,038,339

				37,686,996

Metals — 1.9%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750%	05/01/43	1,570	1,529,686
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	3.250%	11/21/21	2,000	2,022,326
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000%	09/30/43	9,200	9,735,274
Freeport-McMoRan Copper & Gold, Inc., Gtd. Notes	5.450%	03/15/43	2,900	2,851,776
Glencore Canada Corp. (United Kingdom), Gtd. Notes	5.500%	06/15/17	1,500	1,643,376
Nucor Corp., Sr. Unsec’d. Notes	5.200%	08/01/43	245	248,436
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	3.500%	11/02/20	1,100	1,126,551
Rio Tinto Finance USA PLC (United Kingdom), Gtd. Notes	4.125%	08/21/42	500	454,731
Southern Copper Corp., Sr. Unsec’d. Notes(a)	6.750%	04/16/40	1,427	1,452,318
Steel Dynamics, Inc., Gtd. Notes	6.125%	08/15/19	1,000	1,087,500
Teck Resources Ltd. (Canada), Gtd. Notes	6.000%	08/15/40	1,895	1,893,329

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

CORPORATE BONDS (Continued)

Metals (cont’d.)

				$24,045,303

Non-Captive Finance — 0.6%
CIT Group, Inc., Sr. Unsec’d. Notes(a)	3.875%	02/19/19	1,200	1,213,130
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	5.500%	02/15/19	300	323,250
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	4.650%	10/17/21	600	658,940
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	5.875%	01/14/38	760	895,969
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	6.875%	01/10/39	2,000	2,633,882
Trust F/1401 (Mexico), Sr. Unsec’d. Notes, 144A(a)	5.250%	12/15/24	1,300	1,296,750

				7,021,921

Packaging — 0.3%
Ball Corp., Gtd. Notes	4.000%	11/15/23	975	911,625
Crown Americas LLC/Crown Americas Capital Corp. IV, Gtd. Notes	4.500%	01/15/23	300	286,500
Greif, Inc., Sr. Unsec’d. Notes	7.750%	08/01/19	625	715,625
Silgan Holdings, Inc., Sr. Unsec’d. Notes, 144A	5.500%	02/01/22	1,400	1,438,500

				3,352,250

Paper — 1.7%
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $3,474,750; purchased 05/31/13)(f)(g)	5.400%	11/01/20	3,000	3,363,762
Georgia-Pacific LLC, Sr. Unsec’d. Notes (original cost $3,632,773; purchased 10/08/13 - 10/17/13)(f)(g)	7.250%	06/01/28	2,960	3,725,272
International Paper Co., Sr. Unsec’d. Notes	6.000%	11/15/41	6,350	7,280,491
International Paper Co., Sr. Unsec’d. Notes	7.300%	11/15/39	2,080	2,713,543
Macmillan Bloedel Pembroke LP (Canada), Sr. Unsec’d. Notes	7.700%	02/15/26	1,500	1,752,557
Packaging Corp. of America, Sr. Unsec’d. Notes	3.900%	06/15/22	2,200	2,196,168

				21,031,793

Pipelines & Other — 5.6%
AGL Capital Corp., Gtd. Notes	4.400%	06/01/43	750	733,547
Buckeye Partners LP, Sr. Unsec’d. Notes	2.650%	11/15/18	825	818,549
Buckeye Partners LP, Sr. Unsec’d. Notes	4.150%	07/01/23	825	822,799
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	6.450%	11/03/36	3,466	3,767,639
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes, 144A	4.800%	11/01/43	925	943,234
El Paso Pipeline Partners Operating Co. LLC, Gtd. Notes	6.500%	04/01/20	6,175	7,067,849
Energy Transfer Partners LP, Sr. Unsec’d. Notes	5.150%	02/01/43	700	673,915
EnLink Midstream Partners LP, Sr. Unsec’d. Notes(a)	2.700%	04/01/19	2,200	2,206,895
Enterprise Products Operating LLC, Gtd. Notes	4.850%	08/15/42	600	594,844
Enterprise Products Operating LLC, Gtd. Notes	4.850%	03/15/44	3,850	3,840,209
Enterprise Products Operating LLC, Gtd. Notes	5.100%	02/15/45	5,200	5,374,777
Enterprise Products Operating LLC, Gtd. Notes	6.875%	03/01/33	55	69,347
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	5.000%	08/15/42	250	237,075
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	5.000%	03/01/43	3,289	3,131,549

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

CORPORATE BONDS (Continued)

Pipelines & Other (cont’d.)
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes(a)	5.500%	03/01/44	7,300	$7,465,119
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	6.500%	09/01/39	700	794,536
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	5.150%	10/15/43	1,725	1,811,757
Nisource Finance Corp., Gtd. Notes	4.800%	02/15/44	1,850	1,771,797
Nisource Finance Corp., Gtd. Notes	5.650%	02/01/45	3,000	3,225,783
Nisource Finance Corp., Gtd. Notes(a)	6.125%	03/01/22	5,200	5,990,665
ONEOK Partners LP, Gtd. Notes	6.200%	09/15/43	3,950	4,524,883
Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	4.650%	08/01/43	350	362,095
Southwest Gas Corp., Sr. Unsec’d. Notes	4.875%	10/01/43	5,000	5,373,180
Spectra Energy Partners LP, Sr. Unsec’d. Notes	5.950%	09/25/43	525	599,779
Western Gas Partners LP, Sr. Unsec’d. Notes(a)	5.450%	04/01/44	3,175	3,236,595
Williams Partners LP, Sr. Unsec’d. Notes(a)	5.400%	03/04/44	1,075	1,103,088
Williams Partners LP, Sr. Unsec’d. Notes	5.800%	11/15/43	4,000	4,312,000

				70,853,505

Railroads — 2.0%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.450%	03/15/43	200	190,728
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes(a)	4.900%	04/01/44	1,800	1,855,321
Canadian National Railway Co. (Canada), Sr. Unsec’d. Notes	4.500%	11/07/43	2,000	2,044,194
Canadian National Railway Co. (Canada), Sr. Unsec’d. Notes	6.250%	08/01/34	500	622,933
Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes	5.750%	03/15/33	1,775	2,005,615
Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes	7.125%	10/15/31	1,300	1,654,445
CSX Corp., Sr. Unsec’d. Notes(a)	3.700%	11/01/23	2,550	2,524,696
CSX Corp., Sr. Unsec’d. Notes	4.100%	03/15/44	800	729,718
CSX Corp., Sr. Unsec’d. Notes(a)	5.500%	04/15/41	2,187	2,433,044
CSX Corp., Sr. Unsec’d. Notes	6.150%	05/01/37	1,000	1,193,981
CSX Corp., Sr. Unsec’d. Notes	6.220%	04/30/40	1,000	1,213,979
Norfolk Southern Corp., Sr. Unsec’d. Notes	3.950%	10/01/42	1,140	1,030,359
Norfolk Southern Corp., Sr. Unsec’d. Notes(a)	4.800%	08/15/43	2,275	2,337,576
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.590%	05/17/25	3,000	3,354,789
Union Pacific Corp., Sr. Unsec’d. Notes	4.250%	04/15/43	275	260,669
Union Pacific Corp., Sr. Unsec’d. Notes	4.750%	12/15/43	1,000	1,027,746
Union Pacific Corp., Sr. Unsec’d. Notes	4.850%	06/15/44	1,225	1,283,255

				25,763,048

Real Estate Investment Trusts (REITs) — 1.5%
BRE Properties, Inc., Sr. Unsec’d. Notes	5.200%	03/15/21	2,000	2,190,750
Realty Income Corp., Sr. Unsec’d. Notes	2.000%	01/31/18	3,000	2,967,024
WEA Finance LLC (Australia), Gtd. Notes, 144A	4.625%	05/10/21	1,000	1,094,230
WEA Finance LLC/WT Finance Aust Pty Ltd. (Australia), Gtd. Notes, 144A	6.750%	09/02/19	2,500	3,005,217
Weyerhaeuser Co., Sr. Unsec’d. Notes	7.375%	03/15/32	4,100	5,269,906
Weyerhaeuser Co., Sr. Unsec’d. Notes	8.500%	01/15/25	3,500	4,588,693

				19,115,820

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

CORPORATE BONDS (Continued)

Retailers — 3.1%
CVS Caremark Corp., Sr. Unsec’d. Notes	4.125%	05/15/21	550	$585,581
CVS Caremark Corp., Sr. Unsec’d. Notes(a)	5.300%	12/05/43	5,825	6,429,775
CVS Caremark Corp., Sr. Unsec’d. Notes	6.125%	09/15/39	950	1,145,524
Home Depot, Inc. (The), Sr. Unsec’d. Notes	2.700%	04/01/23	1,025	975,595
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.875%	02/15/44	2,050	2,179,328
Home Depot, Inc. (The), Sr. Unsec’d. Notes	5.875%	12/16/36	2,257	2,718,559
L Brands, Inc., Gtd. Notes(a)	5.625%	02/15/22	2,375	2,508,594
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	5.000%	09/15/43	625	663,099
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	5.125%	11/15/41	4,000	4,327,480
Macy’s Retail Holdings, Inc., Gtd. Notes	3.875%	01/15/22	7,460	7,691,499
Macy’s Retail Holdings, Inc., Gtd. Notes(a)	4.300%	02/15/43	2,800	2,559,497
Macy’s Retail Holdings, Inc., Gtd. Notes	5.125%	01/15/42	940	969,262
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.000%	04/11/43	250	232,687
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.750%	10/02/43	3,000	3,152,823
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	5.250%	09/01/35	2,300	2,594,662

				38,733,965

Technology — 2.8%
Activision Blizzard, Inc., Gtd. Notes, 144A(a)	6.125%	09/15/23	1,000	1,088,750
Amphenol Corp., Sr. Unsec’d. Notes	2.550%	01/30/19	4,500	4,483,395
Apple, Inc., Sr. Unsec’d. Notes(a)	2.400%	05/03/23	1,000	927,278
Apple, Inc., Sr. Unsec’d. Notes	3.850%	05/04/43	3,750	3,325,500
Hewlett-Packard Co., Sr. Unsec’d. Notes	6.000%	09/15/41	5,000	5,475,375
International Business Machines Corp., Sr. Unsec’d. Notes	3.375%	08/01/23	1,275	1,275,022
Jabil Circuit, Inc., Sr. Unsec’d. Notes	4.700%	09/15/22	500	494,375
Maxim Integrated Products, Inc., Sr. Unsec’d. Notes	2.500%	11/15/18	4,000	3,987,572
Microsoft Corp., Sr. Unsec’d. Notes	4.875%	12/15/43	1,800	1,944,000
NCR Corp., Sr. Unsec’d. Notes, 144A	5.875%	12/15/21	500	526,250
NCR Corp., Sr. Unsec’d. Notes, 144A(a)	6.375%	12/15/23	500	531,250
Oracle Corp., Sr. Unsec’d. Notes	2.500%	10/15/22	1,500	1,410,906
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A	4.875%	10/15/23	900	884,250
Tyco Electronics Group SA (Switzerland), Gtd. Notes	2.375%	12/17/18	1,350	1,335,913
Tyco Electronics Group SA (Switzerland), Gtd. Notes(a)	3.500%	02/03/22	8,100	8,031,539

				35,721,375

Telecommunications — 7.2%
America Movil SAB de CV (Mexico), Gtd. Notes	5.000%	03/30/20	5,000	5,478,165
America Movil SAB de CV (Mexico), Gtd. Notes(a)	6.125%	03/30/40	3,500	3,949,925
America Movil SAB de CV (Mexico), Sr. Unsec’d. Notes	4.375%	07/16/42	1,800	1,591,814
AT&T, Inc., Sr. Unsec’d. Notes	4.300%	12/15/42	1,500	1,329,117
AT&T, Inc., Sr. Unsec’d. Notes	4.350%	06/15/45	3,000	2,647,725
AT&T, Inc., Sr. Unsec’d. Notes	5.350%	09/01/40	6,450	6,591,474
AT&T, Inc., Sr. Unsec’d. Notes	5.550%	08/15/41	2,640	2,771,501
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.625%	12/15/30	775	1,198,011
Deutsche Telekom International Finance BV (Germany), Gtd. Notes	8.750%	06/15/30	1,000	1,443,168
Orange SA (France), Sr. Unsec’d. Notes	5.500%	02/06/44	2,425	2,539,763
Qwest Corp., Sr. Unsec’d. Notes	6.750%	12/01/21	5,000	5,583,020

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Rogers Communications, Inc. (Canada), Gtd. Notes	5.450%	10/01/43	2,500	$2,654,100
Rogers Communications, Inc. (Canada), Sr. Unsec’d. Notes	5.000%	03/15/44	2,050	2,063,897
Sprint Capital Corp., Gtd. Notes	6.875%	11/15/28	1,000	970,000
Sprint Corp., Gtd. Notes, 144A(a)	7.125%	06/15/24	1,325	1,391,250
Sprint Corp., Gtd. Notes, 144A	7.875%	09/15/23	350	385,000
T-Mobile USA, Inc., Gtd. Notes	6.464%	04/28/19	950	1,016,500
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.750%	11/01/41	2,750	2,653,178
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.050%	03/15/34	7,475	7,668,408
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.150%	09/15/23	6,000	6,565,914
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	6.400%	09/15/33	5,825	6,915,714
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	6.550%	09/15/43	17,785	21,643,189
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	4.375%	02/19/43	1,000	901,306
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	6.150%	02/27/37	800	907,270

				90,859,409

Tobacco — 1.8%
Altria Group, Inc., Gtd. Notes	4.000%	01/31/24	540	541,023
Altria Group, Inc., Gtd. Notes(a)	4.500%	05/02/43	1,300	1,194,151
Altria Group, Inc., Gtd. Notes(a)	4.750%	05/05/21	3,000	3,273,987
Altria Group, Inc., Gtd. Notes	5.375%	01/31/44	4,340	4,537,010
Altria Group, Inc., Gtd. Notes	10.200%	02/06/39	81	132,924
Lorillard Tobacco Co., Gtd. Notes	7.000%	08/04/41	3,275	3,757,679
Lorillard Tobacco Co., Gtd. Notes	8.125%	05/01/40	650	835,425
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.125%	03/04/43	250	229,756
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.375%	11/15/41	1,000	955,029
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.500%	03/20/42	1,000	978,783
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.875%	11/15/43	3,325	3,430,306
Reynolds American, Inc., Gtd. Notes	3.250%	11/01/22	3,500	3,292,803

				23,158,876

TOTAL CORPORATE BONDS (cost $1,072,480,062)				1,101,720,992

FOREIGN AGENCY — 1.3%
Electricite de France (France), Sr. Unsec’d. Notes, 144A	4.875%	01/22/44	1,000	996,647
Electricite de France (France), Sr. Unsec’d. Notes, 144A	6.000%	01/22/2114	1,300	1,364,215
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	8.625%	04/28/34	2,500	2,850,000
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A(a)	6.375%	01/23/45	6,800	7,335,500
Statoil ASA (Norway), Gtd. Notes	4.800%	11/08/43	2,525	2,697,218

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

FOREIGN AGENCY (Continued)
Statoil ASA (Norway), Gtd. Notes	7.750%	06/15/23	1,200	$1,584,286

TOTAL FOREIGN AGENCY (cost $16,001,893)				16,827,866

MUNICIPAL BONDS — 2.3%

California — 0.4%
Bay Area Toll Authority, Revenue Bonds, BABs	6.263%	04/01/49	700	905,065
Kaiser Foundation Hospitals, Gtd. Notes	4.875%	04/01/42	1,000	1,048,541
Los Angeles Department of Water & Power, Revenue Bonds, BABs	6.008%	07/01/39	1,050	1,239,829
State of California, General Obligation Unlimited, BABs	7.550%	04/01/39	1,050	1,463,910

				4,657,345

Illinois — 0.2%
Northwestern University, Sr. Unsec’d. Notes	4.643%	12/01/44	2,800	2,921,831

Massachusetts — 0.1%
President and Fellows of Harvard College, Sr. Notes	4.875%	10/15/40	1,000	1,097,840

Missouri — 0.1%
Ascension Health, Inc., Unsec’d. Notes	4.847%	11/15/53	750	768,520
Missouri Highway & Transportation Commission, Revenue Bonds, BABs	5.445%	05/01/33	325	368,527

				1,137,047

New Jersey — 0.8%
New Jersey State Turnpike Authority, Revenue Bonds, BABs	7.102%	01/01/41	3,000	4,076,220
New Jersey State Turnpike Authority, Revenue Bonds, BABs	7.414%	01/01/40	4,535	6,366,414

				10,442,634

New York — 0.2%
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125%	07/01/52	750	666,930
NYU Hospitals Center, Sr. Sec’d. Notes	5.750%	07/01/43	700	768,010
Port Authority of New York & New Jersey, Revenue Bonds	5.647%	11/01/40	500	576,435

				2,011,375

Ohio — 0.2%
Ohio State Turnpike Commission, Revenue Bonds	5.000%	02/15/48	750	782,985
Ohio State University (The), Revenue Bonds	4.800%	06/01/2111	1,300	1,260,857

				2,043,842

Pennsylvania — 0.2%
Pennsylvania Turnpike Commission, Revenue Bonds	5.000%	12/01/43	870	914,892
University of Pennsylvania, Sr. Unsec’d. Notes	4.674%	09/01/2112	2,500	2,358,770

				3,273,662

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

MUNICIPAL BONDS (Continued)

South Carolina — 0.1%
South Carolina State Public Service Authority, Revenue Bonds	5.784%	12/01/41	1,000	$1,081,960

TOTAL MUNICIPAL BONDS (cost $27,838,011)				28,667,536

SOVEREIGN BONDS — 0.3%
United Mexican States (Mexico), Sr. Unsec’d. Notes(a)	5.550%	01/21/45	2,400	2,550,000
United Mexican States (Mexico), Sr. Unsec’d. Notes, MTN	4.750%	03/08/44	500	475,000

TOTAL SOVEREIGN BONDS (cost $2,902,145)				3,025,000

U.S. TREASURY OBLIGATIONS — 1.1%
U.S. Treasury Bond	3.750%	11/15/43	12,270	12,703,278
U.S. Treasury Notes	2.375%	02/28/15(k)	1,500	1,530,468

TOTAL U.S. TREASURY OBLIGATIONS (cost $14,275,550)				14,233,746

TOTAL LONG-TERM INVESTMENTS (cost $1,216,653,842)				1,248,358,607

			Shares

SHORT-TERM INVESTMENT — 11.8%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $149,518,771; includes $115,933,702 of cash collateral received for securities on loan)(b)(w)			149,518,771	149,518,771

TOTAL INVESTMENTS — 110.6% (cost $1,366,172,613)				1,397,877,378
Liabilities in excess of other assets(x) — (10.6)%				(133,716,946)

NET ASSETS — 100.0%				$1,264,160,432

The following abbreviations are used in the Portfolio descriptions:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
BABs	Build America Bonds
MTN	Medium Term Note
REIT	Real Estate Investment Trust
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $112,816,872; cash collateral of $115,933,702 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2014.
(f)	Indicates a restricted security; the aggregate cost of such securities is $13,419,747. The aggregate value of $13,614,100 is approximately 1.1% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Financial futures contracts open at March 31, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)(1)(2)
Long Position:
998	5 Year U.S. Treasury Notes	Jun. 2014	$119,458,820	$118,715,219	$(743,601)

Short Positions:
163	2 Year U.S. Treasury Notes	Jun. 2014	35,763,219	35,788,688	(25,469)
326	10 Year U.S. Treasury Notes	Jun. 2014	40,386,156	40,261,000	125,156
309	20 Year U.S. Treasury Bonds	Jun. 2014	40,665,984	41,164,594	(498,610)
475	30 Year U.S. Ultra Treasury Bonds	Jun. 2014	67,448,875	68,622,656	(1,173,781)

					(1,572,704)

					$(2,316,305)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2014.

(2)	Cash of $1,850,000 and U.S. Treasury Notes with market value of $1,122,343 has been segregated to cover requirement for open futures contracts as of March 31, 2014.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Commercial Mortgage-Backed Securities	$—	$83,883,467	$—
Corporate Bonds	—	1,082,211,711	19,509,281
Foreign Agency	—	16,827,866	—
Municipal Bonds	—	28,667,536	—
Sovereign Bonds	—	3,025,000	—
U.S. Treasury Obligations	—	14,233,746	—
Affiliated Money Market Mutual Fund	149,518,771	—	—
Other Financial Instruments*
Futures	(2,316,305)	—	—

Total	$147,202,466	$1,228,849,326	$19,509,281

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Corporate Bonds
Balance as of 12/31/2013	$11,857,793
Realized gain (loss)	(95)
Change in unrealized appreciation (depreciation)**	299,067
Purchases	7,530,428
Sales	—
Accrued discount/premium	(177,912)
Transfers in and/or out of Level 3	—

Balance as of 03/31/2014	$19,509,281

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

**	Of which, $299,067 was included in Net Assets relating to securities held at the reporting period end.

Included in the table above, under Level 3 securities, are seven corporate bond securities which were each valued using a single broker quote in the absence of a vendor price, a pricing methodology approved by the Board of Trustees. Single broker-dealer price quotations are significant unobservable inputs.

AST NEUBERGER BERMAN CORE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 103.4%

COMMERCIAL MORTGAGE-BACKED SECURITIES — 8.0%
Banc of America Commercial Mortgage Trust, Series 2006-4, Class A4	5.634%		07/10/46	2,280	$2,466,577
Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4	5.414%		09/10/47	1,539	1,660,821
COMM Mortgage Trust, Series 2013-CR12, Class XA, IO	1.604%	(c)	10/10/46	19,779	1,794,810
Commercial Mortgage Trust, Series 2007-GG9, Class A4	5.444%		03/10/39	2,000	2,191,078
Commercial Mortgage Trust, Series 2007-GG11, Class A4	5.736%		12/10/49	1,000	1,113,813
Credit Suisse Commercial Mortgage Trust, Series 2006-C4, Class A3	5.467%		09/15/39	920	996,747
GS Mortgage Securities Trust, Series 2007-GG10, Class A4	5.799%	(c)	08/10/45	911	1,010,450
GS Mortgage Securities Trust, Series 2012-GC6, Class XA, IO, 144A	2.173%	(c)	01/10/45	6,783	789,783
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A4	5.814%	(c)	06/12/43	2,170	2,342,471
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3	5.336%		05/15/47	2,000	2,183,540
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A4	5.882%	(c)	02/15/51	2,600	2,899,031
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3	5.420%		01/15/49	2,500	2,741,807
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A4	5.813%	(c)	06/15/49	500	552,797
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3	5.172%		12/12/49	2,500	2,691,570
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-7, Class A4	5.737%	(c)	06/12/50	3,000	3,318,489
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class XA, IO	1.473%	(c)	05/15/46	10,899	844,755
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class XA, IO	1.413%	(c)	11/15/46	12,668	1,003,949
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class XA, IO	1.233%	(c)	04/15/47	14,500	1,148,950
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A4	5.364%		03/15/44	1,150	1,258,547
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class XA, IO, 144A	1.884%	(c)	12/10/45	4,927	542,579
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class XA, IO, 144A	1.158%	(c)	03/10/46	11,974	849,043
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A3	5.724%	(c)	06/15/49	3,186	3,511,931
WF-RBS Commercial Mortgage Trust, Series 2012-C9, Class XA, IO, 144A	2.261%	(c)	11/15/45	6,820	826,982
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class XA, IO, 144A	1.517%	(c)	03/15/45	16,848	1,347,881
WF-RBS Commercial Mortgage Trust, Series 2014-LC14, Class XA, IO	1.644%	(c)	03/15/47	10,988	1,001,826

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $40,919,594)					41,090,227

CORPORATE BONDS — 27.2%

Aerospace & Defense — 0.7%
L-3 Communications Corp., Gtd. Notes	3.950%		11/15/16	1,830	1,948,000

AST NEUBERGER BERMAN CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Aerospace & Defense (cont’d.)
Northrop Grumman Corp., Sr. Unsec’d. Notes	1.750%	06/01/18	1,875	$1,844,434

				3,792,434

Airlines — 0.4%
American Airlines 2013-2 Class A Pass-Through Trust, Equipment Trust, 144A	4.950%	01/15/23	1,941	2,081,509

Banks — 4.9%
Abbey National Treasury Services PLC (United Kingdom), Gtd. Notes	1.375%	03/13/17	2,145	2,147,844
Bank of America Corp., Sr. Notes	4.000%	04/01/24	1,155	1,153,641
Bank of America Corp., Sr. Unsec’d. Notes	2.600%	01/15/19	1,775	1,782,002
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.300%	01/11/23	1,135	1,094,241
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.875%	04/01/44	1,055	1,059,800
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes(a)	2.500%	02/20/19	2,070	2,073,614
BNP Paribas SA (France), Sr. Unsec’d. Notes, MTN(a)	1.250%	12/12/16	2,205	2,204,987
Citigroup, Inc., Sr. Unsec’d. Notes	1.350%	03/10/17	2,035	2,025,163
Citigroup, Inc., Sr. Unsec’d. Notes	3.875%	10/25/23	2,155	2,139,749
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands), Bank Gtd. Notes	5.750%	12/01/43	1,175	1,282,250
HSBC Holdings PLC (United Kingdom), Sub. Notes	5.250%	03/14/44	1,730	1,749,300
Huntington National Bank (The), Sr. Unsec’d. Notes	1.350%	08/02/16	1,205	1,210,862
JPMorgan Chase & Co., Sr. Unsec’d. Notes, MTN	1.350%	02/15/17	3,220	3,217,385
Royal Bank of Scotland PLC (The) (United Kingdom), Sr. Unsec’d. Notes	1.875%	03/31/17	2,420	2,421,832

				25,562,670

Beverages — 0.7%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	3.700%	02/01/24	2,890	2,919,741
Fomento Economico Mexicano SAB De CV (Mexico), Sr. Unsec’d. Notes	4.375%	05/10/43	1,000	872,045

				3,791,786

Biotechnology — 0.3%
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.800%	04/01/44	1,330	1,369,107

Capital Markets — 2.1%
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.900%	07/19/18	1,580	1,611,275
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.300%	05/03/15	2,595	2,665,109
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	3.625%	01/22/23	1,260	1,239,470
Goldman Sachs Group, Inc. (The), Unsec’d. Notes	2.625%	01/31/19	1,165	1,162,015
Morgan Stanley, Sr. Unsec’d. Notes	1.750%	02/25/16	1,470	1,488,966
Morgan Stanley, Sr. Unsec’d. Notes	2.125%	04/25/18	2,595	2,589,314

				10,756,149

AST NEUBERGER BERMAN CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals — 0.2%
CF Industries, Inc., Gtd. Notes	5.150%		03/15/34	1,095	$1,125,881

Computers — 0.4%
Hewlett-Packard Co., Sr. Unsec’d. Notes	2.650%		06/01/16	1,800	1,860,971

Diversified Financial Services — 2.8%
Air Lease Corp., Sr. Unsec’d. Notes	3.375%		01/15/19	1,700	1,723,375
Air Lease Corp., Sr. Unsec’d. Notes	3.875%		04/01/21	1,020	1,020,000
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	1.700%		05/09/16	1,520	1,536,972
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(a)	2.375%		03/12/19	2,605	2,584,955
General Electric Capital Corp., Sr. Sec’d. Notes	1.000%		12/11/15	555	558,911
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	3.150%		09/07/22	2,230	2,203,200
Jefferies Group LLC, Sr. Unsec’d. Notes	6.875%		04/15/21	1,605	1,868,928
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	2.750%		03/19/19	2,765	2,748,283

					14,244,624

Diversified Telecommunication Services — 1.4%
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.050%		03/15/34	1,445	1,482,388
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.150%		09/15/23	3,425	3,748,043
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.550%		09/15/43	1,525	1,855,826

					7,086,257

Electric Utilities — 1.1%
Electricite de France (France), Sr. Unsec’d. Notes, 144A	2.150%		01/22/19	2,505	2,492,320
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	4.000%		10/01/20	3,045	3,127,142

					5,619,462

Food & Staples Retailing — 0.3%
Kroger Co. (The), Sr. Unsec’d. Notes	3.300%		01/15/21	1,580	1,578,546

Health Care Equipment & Supplies — 0.3%
Medtronic, Inc., Sr. Unsec’d. Notes	4.625%		03/15/44	630	647,320
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	1.300%		02/01/17	1,080	1,073,466

					1,720,786

Industrial Conglomerates — 0.5%
General Electric Co., Sr. Unsec’d. Notes	4.500%		03/11/44	2,370	2,406,766

Insurance — 0.3%
Allstate Corp. (The), Sub. Notes	5.750%	(c)	08/15/53	1,470	1,543,500

IT Services — 0.3%
MasterCard, Inc., Sr. Unsec’d. Notes	3.375%		04/01/24	1,770	1,767,110

Media — 1.6%
Comcast Corp., Gtd. Notes(a)	3.600%		03/01/24	1,485	1,493,043
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	3.800%		03/15/22	665	658,043
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	4.450%		04/01/24	1,955	1,960,515
NBCUniversal Media LLC, Gtd. Notes	6.400%		04/30/40	970	1,200,082

AST NEUBERGER BERMAN CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)
Thomson Reuters Corp., Sr. Unsec’d. Notes	1.300%	02/23/17	850	$845,713
Thomson Reuters Corp., Sr. Unsec’d. Notes	5.650%	11/23/43	1,110	1,173,506
Time Warner, Inc., Gtd. Notes	6.100%	07/15/40	985	1,135,120

				8,466,022

Metals & Mining — 1.1%
Freeport-McMoRan Copper & Gold, Inc., Gtd. Notes(a)	3.875%	03/15/23	2,005	1,917,127
Freeport-McMoRan Copper & Gold, Inc., Gtd. Notes	5.450%	03/15/43	825	811,281
Samarco Mineracao SA (Brazil), Sr. Unsec’d. Notes, 144A	5.750%	10/24/23	2,505	2,520,656
Vale SA (Brazil), Sr. Unsec’d. Notes	5.625%	09/11/42	340	318,041

				5,567,105

Oil, Gas & Consumable Fuels — 3.2%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	5.950%	09/15/16	2,225	2,468,537
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.814%	02/10/24	2,065	2,083,467
Energy Transfer Partners LP, Sr. Unsec’d. Notes	6.500%	02/01/42	1,750	1,983,331
Enterprise Products Operating LLC, Gtd. Notes	5.100%	02/15/45	1,705	1,762,307
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes(a)	4.150%	02/01/24	1,865	1,853,844
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes(a)	5.500%	03/01/44	1,440	1,472,571
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	6.500%	09/01/39	500	567,526
Nexen Energy ULC (China), Gtd. Notes	6.400%	05/15/37	1,085	1,248,297
Petrobras Global Finance BV (Brazil), Gtd. Notes	3.000%	01/15/19	1,095	1,034,840
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A(a)	6.375%	01/23/45	945	1,019,419
Sunoco Logistics Partners Operations LP, Sr. Unsec’d. Notes	5.300%	04/01/44	890	888,540

				16,382,679

Pharmaceuticals — 1.4%
Express Scripts Holding Co., Gtd. Notes	2.650%	02/15/17	3,000	3,102,510
McKesson Corp., Sr. Unsec’d. Notes	1.292%	03/10/17	1,125	1,122,195
McKesson Corp., Sr. Unsec’d. Notes	4.883%	03/15/44	1,140	1,155,504
Novartis Capital Corp. (Switzerland), Gtd. Notes	4.400%	05/06/44	1,845	1,861,649

				7,241,858

Real Estate — 0.4%
Corporate Office Properties LP, Gtd. Notes	5.250%	02/15/24	1,010	1,053,814
EPR Properties, Gtd. Notes	5.250%	07/15/23	1,110	1,127,975

				2,181,789

Real Estate Investment Trusts (REITs) — 1.0%
ARC Properties Operating Partnership LP/Clark Acquisition LLC, Gtd. Notes, 144A	2.000%	02/06/17	2,120	2,120,628
ARC Properties Operating Partnership LP/Clark Acquisition LLC, Gtd. Notes, 144A	3.000%	02/06/19	2,200	2,189,977
Health Care REIT, Inc., Sr. Unsec’d. Notes	2.250%	03/15/18	955	957,817

				5,268,422

AST NEUBERGER BERMAN CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail — 0.2%
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.000%	04/11/43	1,030	$958,671

Telecommunications — 1.3%
Orange SA (France), Sr. Unsec’d. Notes	2.750%	02/06/19	1,450	1,468,293
Orange SA (France), Sr. Unsec’d. Notes	5.500%	02/06/44	1,925	2,016,101
Qwest Corp., Sr. Unsec’d. Notes	6.750%	12/01/21	2,785	3,109,742

				6,594,136

Tobacco — 0.3%
Altria Group, Inc., Gtd. Notes	5.375%	01/31/44	1,450	1,515,821

TOTAL CORPORATE BONDS (cost $138,466,976)				140,484,061

FOREIGN GOVERNMENT BOND — 0.1%
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes (cost $477,472)	5.550%	01/21/45	480	510,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 34.0%
Federal Farm Credit Bank	1.460%	11/19/19	2,695	2,561,810
Federal Home Loan Bank	5.500%	07/15/36	2,515	3,071,620
Federal Home Loan Mortgage Corp.	3.500%	03/01/42-10/01/43	7,639	7,685,154
Federal Home Loan Mortgage Corp.	3.500%	TBA	2,475	2,486,988
Federal Home Loan Mortgage Corp.	4.000%	12/01/40-03/01/44	10,826	11,242,723
Federal Home Loan Mortgage Corp.	4.000%	TBA	10,800	11,203,734
Federal Home Loan Mortgage Corp.	4.500%	11/01/39-02/01/41	3,617	3,857,043
Federal Home Loan Mortgage Corp.	4.500%	TBA	7,370	7,855,959
Federal Home Loan Mortgage Corp.	5.000%	04/01/40-12/01/41	4,004	4,357,442
Federal Home Loan Mortgage Corp.	5.500%	03/01/28-05/01/40	3,485	3,836,018
Federal Home Loan Mortgage Corp.	6.000%	09/01/27-05/01/40	2,254	2,500,139
Federal National Mortgage Assoc.	1.500%	10/23/19	1,740	1,679,925
Federal National Mortgage Assoc.	1.550%	10/29/19	6,000	5,822,796
Federal National Mortgage Assoc.	1.600%	12/24/20	4,425	4,157,482
Federal National Mortgage Assoc.	3.000%	01/01/43-07/01/43	2,621	2,533,451
Federal National Mortgage Assoc.	3.000%	TBA	3,675	3,546,949
Federal National Mortgage Assoc.	3.500%	12/01/41-10/01/43	10,861	10,937,338
Federal National Mortgage Assoc.	3.500%	TBA	6,375	6,412,852
Federal National Mortgage Assoc.	4.000%	12/01/40-09/01/43	9,762	10,160,347
Federal National Mortgage Assoc.	4.000%	TBA	13,510	14,041,956
Federal National Mortgage Assoc.	4.500%	05/01/29-09/01/43	10,462	11,168,480
Federal National Mortgage Assoc.	4.500%	TBA	19,700	21,014,360
Federal National Mortgage Assoc.	5.000%	11/01/14-06/01/40	5,615	6,091,596
Federal National Mortgage Assoc.	5.000%	TBA	5,520	6,018,094
Federal National Mortgage Assoc.	5.500%	04/01/33-09/01/40	6,539	7,221,360
Federal National Mortgage Assoc.	5.500%	TBA	470	519,001
Federal National Mortgage Assoc.	6.000%	10/01/37-09/01/40	2,082	2,315,350
Government National Mortgage Assoc.	4.000%	TBA	1,235	1,297,715

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $175,923,645)				175,597,682

U.S. TREASURY OBLIGATIONS — 34.1%
U.S. Treasury Bonds	4.500%	02/15/36	9,170	10,763,288
U.S. Treasury Bonds	5.500%	08/15/28	11,325	14,487,155
U.S. Treasury Bonds	6.250%	08/15/23	17,285	22,562,318
U.S. Treasury Inflationary Indexed Bonds, TIPS	0.125%	04/15/17	19,585	20,736,442
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.000%	01/15/26	7,220	9,687,958
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.125%	02/15/40	2,015	2,610,775

AST NEUBERGER BERMAN CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Inflationary Indexed Bonds, TIPS	3.875%	04/15/29	925	$1,857,858
U.S. Treasury Notes	0.250%	01/15/15	45,000	45,049,230
U.S. Treasury Notes	0.625%	11/30/17	6,075	5,939,734
U.S. Treasury Notes	3.625%	08/15/19	38,555	42,094,233

TOTAL U.S. TREASURY OBLIGATIONS (cost $178,371,350)				175,788,991

TOTAL LONG-TERM INVESTMENTS (cost $534,159,037)				533,470,961

			Shares

SHORT-TERM INVESTMENT — 11.9%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $61,522,253; includes $11,779,802 of cash collateral for securities on loan)(b)(w)			61,522,253	61,522,253

TOTAL INVESTMENTS — 115.3% (cost $595,681,290)				594,993,214
Liabilities in excess of other assets(x) — (15.3)%				(78,940,125)

NET ASSETS — 100.0%				$516,053,089

The following abbreviations are used in the Portfolio descriptions:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
IO	Interest Only
MTN	Medium Term Note
REIT	Real Estate Investment Trust
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $11,526,601; cash collateral of $11,779,802 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2014.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at March 31, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)(1)(2)
Long Position:
104	90 Day Euro Dollar	Dec. 2016	$25,492,900	$25,395,500	$(97,400)

Short Positions:
83	2 Year U.S. Treasury Notes	Jun. 2014	18,245,734	18,223,688	22,046
388	5 Year U.S. Treasury Notes	Jun. 2014	46,411,469	46,153,813	257,656
226	10 Year U.S. Treasury Notes	Jun. 2014	28,071,672	27,911,000	160,672
9	20 Year U.S. Treasury Bonds	Jun. 2014	1,189,125	1,198,969	(9,844)

AST NEUBERGER BERMAN CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)(1)(2)
Short Positions (cont’d.)
66	30 Year U.S. Ultra Treasury Bonds	Jun. 2014	$9,363,234	$9,534,938	$(171,704)

					258,826

					$161,426

(1)	Cash of $945,697 has been segregated to cover requirement for open futures contracts as of March 31, 2014.

(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2014.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Commercial Mortgage-Backed Securities	$—	$39,941,277	$1,148,950
Corporate Bonds	—	137,514,012	2,970,049
Foreign Government Bond	—	510,000	—
U.S. Government Agency Obligations	—	175,597,682	—
U.S. Treasury Obligations	—	175,788,991	—
Affiliated Money Market Mutual Fund	61,522,253	—	—
Other Financial Instruments*
Futures	161,426	—	—

Total	$61,683,679	$529,351,962	$4,118,999

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporate Bonds	Commercial Mortgage- Backed Securities
Balance as of 12/31/13	$6,297,125	$—
Realized gain (loss)	39,662	—
Change in unrealized appreciation (depreciation)**	184,628	—
Purchases	888,540	1,148,950
Sales	(4,439,789)	—
Accrued discount/premium	(117)	—

Balance as of 3/31/14	$2,970,049	$1,148,950

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

**	Of which, $56,134 was included in Net Assets relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board of Trustees, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment, and broker quotes adjusted for changes in yields of comparable U.S. Government and other securities using fixed income securities valuation models.

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.0%
COMMON STOCKS
Aerospace & Defense — 1.3%
B/E Aerospace, Inc.*	130,000	$11,282,700

Airlines — 1.0%
Alaska Air Group, Inc.	95,000	8,864,450

Auto Components — 0.7%
BorgWarner, Inc.	97,500	5,993,325

Biotechnology — 4.7%
Alexion Pharmaceuticals, Inc.*	87,500	13,311,375
BioMarin Pharmaceutical, Inc.*	130,000	8,867,300
Cubist Pharmaceuticals, Inc.*(a)	75,000	5,486,250
Incyte Corp. Ltd.*(a)	132,500	7,091,400
Intercept Pharmaceuticals, Inc.*	7,000	2,308,530
NPS Pharmaceuticals, Inc.*	152,500	4,564,325

		41,629,180

Building Products — 1.1%
Fortune Brands Home & Security, Inc.	233,000	9,804,640

Capital Markets — 2.6%
Affiliated Managers Group, Inc.*	70,000	14,003,500
Raymond James Financial, Inc.	155,000	8,669,150

		22,672,650

Chemicals — 1.3%
Airgas, Inc.	50,000	5,325,500
PolyOne Corp.	170,000	6,232,200

		11,557,700

Commercial Banks — 1.0%
SVB Financial Group*	70,000	9,014,600

Commercial Services & Supplies — 1.5%
Stericycle, Inc.*	115,000	13,066,300

Communications Equipment — 1.4%
ARRIS Group, Inc.*	130,000	3,663,400
Aruba Networks, Inc.*(a)	205,000	3,843,750
F5 Networks, Inc.*	42,500	4,531,775

		12,038,925

Consumer Finance — 0.8%
Portfolio Recovery Associates, Inc.*(a)	115,000	6,653,900

Containers & Packaging — 1.2%
Packaging Corp. of America	148,000	10,414,760

Distributors — 0.9%
LKQ Corp.*	290,000	7,641,500

Diversified Consumer Services — 0.1%
Nord Anglia Education, Inc. (Hong Kong)*	65,100	1,247,967

Diversified Financial Services — 1.2%
IntercontinentalExchange Group, Inc.	54,500	10,781,735

Electrical Equipment — 2.8%
AMETEK, Inc.	265,000	13,644,850
Roper Industries, Inc.	80,000	10,680,800

		24,325,650

Electronic Equipment, Instruments & Components — 3.2%
Amphenol Corp. (Class A Stock)	75,000	6,873,750
CDW Corp.	232,500	6,379,800
IPG Photonics Corp.*(a)	62,500	4,442,500
Trimble Navigation Ltd.*(a)	275,000	10,689,250

		28,385,300

	Shares	Value
COMMON STOCKS (Continued)
Energy Equipment & Services — 2.0%
Core Laboratories NV	30,000	$5,953,200
Dril-Quip, Inc.*	52,500	5,885,250
Oceaneering International, Inc.	79,500	5,712,870

		17,551,320

Food & Staples Retailing — 1.0%
PriceSmart, Inc.(a)	90,000	9,083,700

Food Products — 0.9%
WhiteWave Foods Co. (The) (Class A Stock)*	290,000	8,276,600

Health Care Equipment & Supplies — 1.0%
West Pharmaceutical Services, Inc.	57,500	2,532,875
Wright Medical Group, Inc.*(a)	205,000	6,369,350

		8,902,225

Health Care Providers & Services — 3.2%
Acadia Healthcare Co., Inc.*(a)	165,000	7,444,800
Envision Healthcare Holdings, Inc.*	215,000	7,273,450
HealthSouth Corp.	175,000	6,287,750
Omnicare, Inc.(a)	100,000	5,967,000
Premier, Inc. (Class A Stock)*	38,500	1,268,575

		28,241,575

Health Care Technology — 1.6%
Cerner Corp.*(a)	242,500	13,640,625

Hotels, Restaurants & Leisure — 2.8%
Buffalo Wild Wings, Inc.*(a)	60,000	8,934,000
MGM Resorts International*	272,500	7,046,850
Starwood Hotels & Resorts Worldwide, Inc.	110,000	8,756,000

		24,736,850

Household Products — 0.8%
Church & Dwight Co., Inc.	100,000	6,907,000

Internet & Catalog Retail — 0.4%
HomeAway, Inc.*(a)	95,000	3,578,650

Internet Software & Services — 0.9%
AOL, Inc.*	87,500	3,829,875
Pandora Media, Inc.*	120,000	3,638,400

		7,468,275

IT Services — 2.3%
Alliance Data Systems Corp.*(a)	54,000	14,712,300
FleetCor Technologies, Inc.*	47,500	5,467,250

		20,179,550

Leisure Products — 0.9%
Polaris Industries, Inc.	53,500	7,474,485

Life Sciences Tools & Services — 2.2%
Illumina, Inc.*(a)	92,500	13,751,050
PAREXEL International Corp.*	100,000	5,409,000

		19,160,050

Machinery — 2.0%
Pall Corp.	110,000	9,841,700
Pentair Ltd.	100,000	7,934,000

		17,775,700

Media — 1.2%
AMC Networks, Inc. (Class A Stock)*	147,500	10,780,775

Multiline Retail — 1.2%
Dollar Tree, Inc.*	150,000	7,827,000

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Multiline Retail (cont’d.)
Tuesday Morning Corp.*	190,000	$2,688,500

		10,515,500

Oil, Gas & Consumable Fuels — 3.6%
Antero Resources Corp.*	117,500	7,355,500
Cabot Oil & Gas Corp.	260,000	8,808,800
Concho Resources, Inc.*	80,000	9,800,000
Oasis Petroleum, Inc.*(a)	135,000	5,633,550

		31,597,850

Pharmaceuticals — 3.4%
Akorn, Inc.*(a)	290,000	6,380,000
Auxilium Pharmaceuticals, Inc.*(a)	155,000	4,212,900
Horizon Pharma, Inc.*(a)	150,000	2,268,000
Jazz Pharmaceuticals PLC*	45,000	6,240,600
Mylan, Inc.*	225,000	10,986,750

		30,088,250

Professional Services — 3.1%
Advisory Board Co. (The)*(a)	121,000	7,774,250
On Assignment, Inc.*	13,200	509,388
Towers Watson & Co. (Class A Stock)	65,000	7,413,250
Verisk Analytics, Inc. (Class A Stock)*	188,800	11,320,448

		27,017,336

Real Estate Investment Trusts (REITs) — 1.0%
Crown Castle International Corp.	115,000	8,484,700

Real Estate Management & Development — 0.9%
Jones Lang LaSalle, Inc.	65,000	7,702,500

Road & Rail — 1.9%
Hertz Global Holdings, Inc.*	265,000	7,059,600
J.B. Hunt Transport Services, Inc.	130,000	9,349,600

		16,409,200

Semiconductors & Semiconductor Equipment — 4.3%
Avago Technologies Ltd.	265,000	17,068,650
Microchip Technology, Inc.(a)	162,500	7,761,000
Monolithic Power Systems, Inc.*	152,500	5,912,425
NXP Semiconductors NV (Netherlands)*	117,500	6,910,175

		37,652,250

Software — 9.2%
Activision Blizzard, Inc.	225,000	4,599,000
ANSYS, Inc.*	60,000	4,621,200
Aspen Technology, Inc.*	228,600	9,683,496
Autodesk, Inc.*	87,500	4,303,250
CommVault Systems, Inc.*(a)	80,000	5,196,000
Concur Technologies, Inc.*(a)	60,000	5,944,200
Electronic Arts, Inc.*	190,000	5,511,900
Infoblox, Inc.*	100,000	2,006,000
Informatica Corp.*	215,000	8,122,700
NetSuite, Inc.*(a)	45,000	4,267,350
Salesforce.com, Inc.*(a)	100,000	5,709,000
ServiceNow, Inc.*	72,500	4,344,200
Splunk, Inc.*	100,000	7,149,000
Synchronoss Technologies, Inc.*(a)	85,000	2,914,650
Ultimate Software Group, Inc. (The)*	45,700	6,260,900

		80,632,846

Specialty Retail — 7.9%
Advance Auto Parts, Inc.	62,500	7,906,250
Cabela’s, Inc.*(a)	90,000	5,895,900

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
Dick’s Sporting Goods, Inc.	160,000	$8,737,600
O’Reilly Automotive, Inc.*(a)	81,400	12,078,946
Ross Stores, Inc.	116,800	8,357,040
Tractor Supply Co.	169,000	11,936,470
Urban Outfitters, Inc.*	135,000	4,923,450
Williams-Sonoma, Inc.(a)	135,000	8,996,400

		68,832,056

Technology Hardware, Storage & Peripherals — 0.6%
SanDisk Corp.	62,500	5,074,375

Textiles, Apparel & Luxury Goods — 5.2%
Hanesbrands, Inc.	131,000	10,018,880
Kate Spade & Co.*	291,600	10,815,444
Michael Kors Holdings Ltd.*	70,000	6,528,900
PVH Corp.	66,100	8,247,297
Under Armour, Inc. (Class A Stock)*(a)	90,000	10,317,600

		45,928,121

Trading Companies & Distributors — 1.9%
Fastenal Co.(a)	135,000	6,658,200
United Rentals, Inc.*(a)	102,800	9,759,832

		16,418,032

Wireless Telecommunication Services — 1.8%

SBA Communications Corp. (Class A Stock)*(a)	177,500	16,145,400

TOTAL LONG-TERM INVESTMENTS (cost $592,124,205)		841,631,078

SHORT-TERM INVESTMENT — 22.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $197,188,053; includes $164,764,874 of cash collateral for securities on loan)(b)(w)	197,188,053	197,188,053

TOTAL INVESTMENTS — 118.5% (cost $789,312,258)		1,038,819,131
Liabilities in excess of other assets — (18.5)%		(162,397,550)

NET ASSETS — 100.0%		$876,421,581

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $163,383,874; cash collateral of $164,764,874 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on last business day of the reporting period.

Collateral was subsequently received on the following business day and the Portfolio remained in compliance.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$11,282,700	$—	$—
Airlines	8,864,450	—	—
Auto Components	5,993,325	—	—
Biotechnology	41,629,180	—	—
Building Products	9,804,640	—	—
Capital Markets	22,672,650	—	—
Chemicals	11,557,700	—	—
Commercial Banks	9,014,600	—	—
Commercial Services & Supplies	13,066,300	—	—
Communications Equipment	12,038,925	—	—
Consumer Finance	6,653,900	—	—
Containers & Packaging	10,414,760	—	—
Distributors	7,641,500	—	—
Diversified Consumer Services	1,247,967	—	—
Diversified Financial Services	10,781,735	—	—
Electrical Equipment	24,325,650	—	—
Electronic Equipment, Instruments & Components	28,385,300	—	—
Energy Equipment & Services	17,551,320	—	—
Food & Staples Retailing	9,083,700	—	—
Food Products	8,276,600	—	—
Health Care Equipment & Supplies	8,902,225	—	—
Health Care Providers & Services	28,241,575	—	—
Health Care Technology	13,640,625	—	—
Hotels, Restaurants & Leisure	24,736,850	—	—
Household Products	6,907,000	—	—
Internet & Catalog Retail	3,578,650	—	—
Internet Software & Services	7,468,275	—	—
IT Services	20,179,550	—	—
Leisure Products	7,474,485	—	—
Life Sciences Tools & Services	19,160,050	—	—
Machinery	17,775,700	—	—
Media	10,780,775	—	—
Multiline Retail	10,515,500	—	—
Oil, Gas & Consumable Fuels	31,597,850	—	—
Pharmaceuticals	30,088,250	—	—
Professional Services	27,017,336	—	—
Real Estate Investment Trusts (REITs)	8,484,700	—	—
Real Estate Management & Development	7,702,500	—	—
Road & Rail	16,409,200	—	—
Semiconductors & Semiconductor Equipment	37,652,250	—	—

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Level 1	Level 2	Level 3
Software	$80,632,846	$—	$—
Specialty Retail	68,832,056	—	—
Technology Hardware, Storage & Peripherals	5,074,375	—	—
Textiles, Apparel & Luxury Goods	45,928,121	—	—
Trading Companies & Distributors	16,418,032	—	—
Wireless Telecommunication Services	16,145,400	—	—
Affiliated Money Market Mutual Fund	197,188,053	—	—

Total	$1,038,819,131	$—	$—

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.3%
COMMON STOCKS
Aerospace & Defense — 5.1%
AAR Corp.(a)	94,700	$2,457,465
Alliant Techsystems, Inc.	31,100	4,420,865
Engility Holdings, Inc.*	37,500	1,689,375
Exelis, Inc.	85,400	1,623,454
General Dynamics Corp.(a)	98,300	10,706,836
L-3 Communications Holdings, Inc.	53,900	6,368,285
Northrop Grumman Corp.	40,300	4,972,214
Raytheon Co.	38,000	3,754,020
Spirit AeroSystems Holdings, Inc. (Class A Stock)*	236,400	6,664,116
Textron, Inc.	190,700	7,492,603

		50,149,233

Auto Components — 3.0%
Autoliv, Inc.(a)	53,600	5,378,760
Goodyear Tire & Rubber Co. (The)	192,100	5,019,573
Lear Corp.	117,800	9,862,216
TRW Automotive Holdings Corp.*(a)	109,900	8,970,038

		29,230,587

Banks — 6.1%
Banco Latinoamericano de Comercio
Exterior SA (Panama)	116,300	3,071,483
BankUnited, Inc.	193,200	6,717,564
BB&T Corp.	119,400	4,796,298
Comerica, Inc.	120,900	6,262,620
Fifth Third Bancorp	288,900	6,630,255
Huntington Bancshares, Inc.(a)	1,170,100	11,665,897
KeyCorp	530,500	7,554,320
M&T Bank Corp.	48,900	5,931,570
PNC Financial Services Group, Inc. (The)	22,600	1,966,200
Regions Financial Corp.	468,600	5,206,146

		59,802,353

Biotechnology — 0.5%
United Therapeutics Corp.*(a)	56,100	5,275,083

Capital Markets — 1.8%
Ameriprise Financial, Inc.	65,900	7,253,613
State Street Corp.	154,900	10,773,295

		18,026,908

Chemicals — 3.8%
Ashland, Inc.	96,600	9,609,768
Cabot Corp.	77,800	4,594,868
Celanese Corp. (Class A Stock)	63,300	3,513,783
CF Industries Holdings, Inc.	18,900	4,926,096
Eastman Chemical Co.	35,300	3,043,213
Huntsman Corp.	301,600	7,365,072
Olin Corp.(a)	150,500	4,155,305

		37,208,105

Commercial Services & Supplies — 4.4%
ADT Corp. (The)(a)	388,800	11,644,560
Brink’s Co. (The)	146,500	4,182,575
Covanta Holding Corp.	411,200	7,422,160
Pitney Bowes, Inc.(a)	205,300	5,335,747
Republic Services, Inc.	128,400	4,386,144
RR Donnelley & Sons Co.	229,278	4,104,076
Tyco International Ltd.	132,800	5,630,720

		42,705,982

	Shares	Value
COMMON STOCKS (Continued)
Communications Equipment — 1.2%
Brocade Communications Systems, Inc.*	610,300	$6,475,283
Harris Corp.	74,700	5,465,052

		11,940,335

Construction & Engineering — 1.5%
AECOM Technology Corp.*	69,100	2,222,947
KBR, Inc.	211,200	5,634,816
Tutor Perini Corp.*	113,100	3,242,577
URS Corp.	83,300	3,920,098

		15,020,438

Consumer Finance — 1.2%
Capital One Financial Corp.	31,500	2,430,540
Discover Financial Services	59,700	3,473,943
Nelnet, Inc. (Class A Stock)	76,900	3,145,210
SLM Corp.	95,000	2,325,600

		11,375,293

Containers & Packaging — 0.7%
Owens-Illinois, Inc.*	70,600	2,388,398
Rock-Tenn Co. (Class A Stock)	38,300	4,043,331

		6,431,729

Diversified Telecommunication Services — 0.1%
Vonage Holdings Corp.*	277,200	1,183,644

Electric Utilities — 4.0%
American Electric Power Co., Inc.	147,700	7,482,482
Edison International	283,300	16,037,613
Entergy Corp.	112,500	7,520,625
Pinnacle West Capital Corp.	101,000	5,520,660
Portland General Electric Co.	74,000	2,393,160

		38,954,540

Electrical Equipment — 0.4%
Regal-Beloit Corp.	52,200	3,795,462

Electronic Equipment, Instruments & Components — 2.2%
Dolby Laboratories, Inc. (Class A Stock)*(a)	88,500	3,938,250
Flextronics International Ltd. (Singapore)*	704,100	6,505,884
Ingram Micro, Inc. (Class A Stock)*	133,900	3,958,084
TE Connectivity Ltd. (Switzerland)	54,800	3,299,508
Tech Data Corp.*	59,100	3,602,736

		21,304,462

Energy Equipment & Services — 2.1%
Cameron International Corp.*	122,300	7,554,471
Helmerich & Payne, Inc.(a)	92,400	9,938,544
Superior Energy Services, Inc.	83,200	2,559,232

		20,052,247

Food & Staples Retailing — 2.5%
CVS Caremark Corp.	106,800	7,995,048
Kroger Co. (The)	143,600	6,268,140
Safeway, Inc.	268,750	9,927,625

		24,190,813

Food Products — 1.5%
Archer-Daniels-Midland Co.	75,500	3,275,945
Bunge Ltd.	20,600	1,637,906
Fresh Del Monte Produce, Inc.	77,500	2,136,675
Sanderson Farms, Inc.(a)	35,000	2,747,150
Tyson Foods, Inc. (Class A Stock)	118,300	5,206,383

		15,004,059

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Health Care Equipment & Supplies — 2.3%
Covidien PLC	112,400	$8,279,384
Greatbatch, Inc.*	44,900	2,061,808
Zimmer Holdings, Inc.	132,000	12,484,560

		22,825,752

Health Care Providers & Services — 4.3%
Aetna, Inc.	71,300	5,345,361
Bio-Reference Labs, Inc.*(a)	47,902	1,325,928
Cardinal Health, Inc.	107,300	7,508,854
Chemed Corp.(a)	36,968	3,306,788
Community Health Systems, Inc.*	53,100	2,079,927
Humana, Inc.	55,100	6,210,872
Kindred Healthcare, Inc.	151,500	3,548,130
Laboratory Corp. of America Holdings*(a)	34,800	3,417,708
Omnicare, Inc.(a)	85,000	5,071,950
Select Medical Holdings Corp.	349,000	4,345,050

		42,160,568

Hotels, Restaurants & Leisure — 0.8%
Brinker International, Inc.	54,600	2,863,770
Darden Restaurants, Inc.(a)	72,600	3,685,176
International Game Technology	107,700	1,514,262

		8,063,208

Household Durables — 0.7%
Whirlpool Corp.	44,200	6,606,132

Household Products — 0.6%
Energizer Holdings, Inc.	56,964	5,738,554

Independent Power & Renewable Electricity Producers — 1.5%
AES Corp. (The)	1,045,900	14,935,452

Insurance — 6.6%
Aflac, Inc.	54,300	3,423,072
Allstate Corp. (The)	87,200	4,933,776
American Financial Group, Inc.	74,500	4,299,395
Aspen Insurance Holdings Ltd.	71,100	2,822,670
Endurance Specialty Holdings Ltd.	49,900	2,686,117
Hartford Financial Services Group, Inc. (The)	166,900	5,886,563
HCC Insurance Holdings, Inc.	50,000	2,274,500
Lincoln National Corp.(a)	119,200	6,039,864
Maiden Holdings Ltd.	189,700	2,367,456
Montpelier Re Holdings Ltd. (Bermuda)	84,700	2,520,672
PartnerRe Ltd.	58,900	6,096,150
Platinum Underwriters Holdings Ltd.	31,300	1,881,130
Principal Financial Group, Inc.	82,900	3,812,571
StanCorp Financial Group, Inc.(a)	52,100	3,480,280
Unum Group	186,100	6,571,191
Validus Holdings Ltd.	138,500	5,222,835

		64,318,242

IT Services — 4.1%
Amdocs Ltd.	295,700	13,738,222
Convergys Corp.	152,500	3,341,275
Teradata Corp.*(a)	173,200	8,519,708
Western Union Co. (The)(a)	439,100	7,183,676
Xerox Corp.	621,700	7,025,210

		39,808,091

Machinery — 2.5%
AGCO Corp.	131,600	7,259,056
Briggs & Stratton Corp.(a)	70,400	1,566,400

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Oshkosh Corp.	51,700	$3,043,579
Trinity Industries, Inc.	97,300	7,012,411
Valmont Industries, Inc.	37,300	5,551,732

		24,433,178

Media — 0.6%
Gannett Co., Inc.	93,900	2,591,640
Scholastic Corp.(a)	35,500	1,224,040
Starz (Class A Stock)*	73,000	2,356,440

		6,172,120

Metals & Mining — 0.3%
Reliance Steel & Aluminum Co.	36,000	2,543,760

Multiline Retail — 2.3%
Dillard’s, Inc. (Class A Stock)	41,600	3,843,840
Kohl’s Corp.	244,297	13,876,070
Macy’s, Inc.	85,800	5,087,082

		22,806,992

Multi-Utilities — 2.5%
Ameren Corp.	158,700	6,538,440
CenterPoint Energy, Inc.	306,300	7,256,247
Public Service Enterprise Group, Inc.	280,200	10,686,828

		24,481,515

Oil, Gas & Consumable Fuels — 5.3%
Devon Energy Corp.	149,900	10,032,807
Energy Transfer Partners LP	39,059	2,100,984
Hess Corp.	59,600	4,939,648
Marathon Oil Corp.	91,500	3,250,080
Marathon Petroleum Corp.	71,300	6,205,952
Murphy Oil Corp.	109,100	6,858,026
Southwestern Energy Co.*	79,800	3,671,598
Tesoro Corp.	80,900	4,092,731
Valero Energy Corp.	121,200	6,435,720
Western Refining, Inc.	101,900	3,933,340

		51,520,886

Paper & Forest Products — 0.3%
Domtar Corp.(a)	25,100	2,816,722

Personal Products — 0.8%
Elizabeth Arden, Inc.*(a)	172,600	5,093,426
USANA Health Sciences, Inc.*(a)	30,900	2,328,006

		7,421,432

Pharmaceuticals — 0.3%
Questcor Pharmaceuticals, Inc.(a)	50,600	3,285,458

Real Estate Investment Trusts (REITs) — 7.4%
Ashford Hospitality Prime, Inc.	39,660	599,659
Ashford Hospitality Trust, Inc.	198,300	2,234,841
Brandywine Realty Trust	253,400	3,664,164
CBL & Associates Properties, Inc.	193,200	3,429,300
CommonWealth REIT(a)	209,000	5,496,700
Corrections Corp. of America	317,704	9,950,489
DuPont Fabros Technology, Inc.(a)	122,600	2,950,982
Government Properties Income Trust(a)	84,200	2,121,840
Hospitality Properties Trust	178,300	5,120,776
Inland Real Estate Corp.	251,700	2,655,435
Lexington Realty Trust(a)	336,400	3,670,124
MFA Financial, Inc.	357,400	2,769,850
Omega Healthcare Investors, Inc.(a)	94,200	3,157,584

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Pennsylvania Real Estate Investment Trust	120,800	$2,180,440
PennyMac Mortgage Investment Trust	124,800	2,982,720
Starwood Property Trust, Inc.(a)	293,100	6,914,229
Starwood Waypoint Residential Trust*	135,520	3,901,621
Summit Hotel Properties, Inc.	104,400	968,832
Sunstone Hotel Investors, Inc.	311,700	4,279,641
Two Harbors Investment Corp.	367,400	3,765,850

		72,815,077

Road & Rail — 1.1%
Avis Budget Group, Inc.*(a)	79,200	3,857,040
Hertz Global Holdings, Inc.*	273,500	7,286,040

		11,143,080

Semiconductors & Semiconductor Equipment — 1.5%
Amkor Technology, Inc.*	321,928	2,208,426
Marvell Technology Group Ltd.	149,500	2,354,625
Skyworks Solutions, Inc.*	229,800	8,622,096
Synaptics, Inc.*(a)	27,900	1,674,558

		14,859,705

Software — 3.6%
CA, Inc.	130,200	4,032,294
Cadence Design Systems, Inc.*(a)	269,400	4,186,476
Check Point Software Technologies Ltd. (Israel)*(a)	110,900	7,500,167
Nuance Communications, Inc.*(a)	533,600	9,161,912
Symantec Corp.	516,500	10,314,505

		35,195,354

Specialty Retail — 4.3%
Bed Bath & Beyond, Inc.*	82,100	5,648,480
Best Buy Co., Inc.	360,311	9,515,813
CST Brands, Inc.	16,122	503,651
Express, Inc.*	380,400	6,040,752
Foot Locker, Inc.	96,300	4,524,174
GameStop Corp. (Class A Stock)	103,100	4,237,410
Office Depot, Inc.*(a)	1,516,900	6,264,797
Outerwall, Inc.*(a)	29,200	2,117,000
RadioShack Corp.*(a)	107,700	228,324
Select Comfort Corp.*(a)	174,500	3,154,960

		42,235,361

Technology Hardware, Storage & Peripherals — 1.8%
Lexmark International, Inc. (Class A Stock)	62,700	2,902,383
Seagate Technology PLC(a)	126,400	7,098,624
Western Digital Corp.	79,800	7,327,236

		17,328,243

Thrifts & Mortgage Finance — 0.4%
People’s United Financial, Inc.(a)	246,000	3,658,020

Trading Companies & Distributors — 0.3%
Aircastle Ltd.	165,598	3,209,289

TOTAL LONG-TERM INVESTMENTS (cost $740,817,072)		962,033,464

	Shares	Value
SHORT-TERM INVESTMENTS — 18.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $180,513,093; includes $166,875,509 of cash collateral for securities on loan)(b)(w)	180,513,093	$180,513,093

TOTAL INVESTMENTS — 116.7% (cost $921,330,165)		1,142,546,557
Liabilities in excess of other assets — (16.7)%		(163,349,442)

NET ASSETS — 100.0%		$979,197,115

The following abbreviation is used in the Portfolio descriptions:

REIT	Real Estate Investment Trust
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $164,250,761; cash collateral of $166,875,509 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for securities in active markets for identical securities.
Level 2	–

other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$50,149,233	$—	$—
Auto Components	29,230,587	—	—
Banks	59,802,353	—	—
Biotechnology	5,275,083	—	—
Capital Markets	18,026,908	—	—
Chemicals	37,208,105	—	—
Commercial Services & Supplies	42,705,982	—	—
Communications Equipment	11,940,335	—	—
Construction & Engineering	15,020,438	—	—
Consumer Finance	11,375,293	—	—
Containers & Packaging	6,431,729	—	—
Diversified Telecommunication Services	1,183,644	—	—
Electric Utilities	38,954,540	—	—
Electrical Equipment	3,795,462	—	—
Electronic Equipment, Instruments & Components	21,304,462	—	—
Energy Equipment & Services	20,052,247	—	—
Food & Staples Retailing	24,190,813	—	—
Food Products	15,004,059	—	—
Health Care Equipment & Supplies	22,825,752	—	—
Health Care Providers & Services	42,160,568	—	—
Hotels, Restaurants & Leisure	8,063,208	—	—
Household Durables	6,606,132	—	—
Household Products	5,738,554	—	—
Independent Power & Renewable Electricity Producers	14,935,452	—	—
Insurance	64,318,242	—	—
IT Services	39,808,091	—	—
Machinery	24,433,178	—	—
Media	6,172,120	—	—
Metals & Mining	2,543,760	—	—
Multiline Retail	22,806,992	—	—
Multi-Utilities	24,481,515	—	—
Oil, Gas & Consumable Fuels	51,520,886	—	—
Paper & Forest Products	2,816,722	—	—
Personal Products	7,421,432	—	—
Pharmaceuticals	3,285,458	—	—
Real Estate Investment Trusts (REITs)	72,815,077	—	—
Road & Rail	11,143,080	—	—
Semiconductors & Semiconductor Equipment	14,859,705	—	—
Software	35,195,354	—	—
Specialty Retail	42,235,361	—	—
Technology Hardware, Storage & Peripherals	17,328,243	—	—
Thrifts & Mortgage Finance	3,658,020	—	—
Trading Companies & Distributors	3,209,289	—	—
Affiliated Money Market Mutual Fund	180,513,093	—	—

Total	$1,142,546,557	$—	$—

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2014

	Shares	Value
LONG-TERM INVESTMENTS — 85.0%
COMMON STOCKS — 60.4%
Aerospace & Defense — 0.9%
Boeing Co. (The)	23,900	$2,999,211
Saab AB (Sweden) (Class B Stock)	12,999	397,353
United Technologies Corp.	22,630	2,644,089

		6,040,653

Air Freight & Logistics — 0.1%
Kintetsu World Express, Inc. (Japan)	10,900	484,313

Airlines — 0.3%
Japan Airlines Co. Ltd. (Japan)	18,300	900,627
Ryanair Holdings PLC (Ireland), ADR*	13,900	817,459

		1,718,086

Auto Components — 1.1%
Aisin Seiki Co. Ltd. (Japan)	23,200	837,440
Cie Generale des Etablissements Michelin (France)	7,800	975,121
Delphi Automotive PLC (United Kingdom)	45,920	3,116,131
Denso Corp. (Japan)	28,600	1,371,551
Hyundai Mobis (South Korea)	2,929	869,031
Pirelli & C. SpA (Italy)	23,569	370,758

		7,540,032

Automobiles — 0.1%
UMW Holdings Bhd (Malaysia)	142,800	480,811

Banks — 4.6%
Akbank TAS (Turkey)	183,847	584,311
Banco Bradesco SA (Brazil), ADR	34,786	475,525
Banco do Brasil SA (Brazil)	49,900	499,000
BanColombia SA (Colombia), ADR(a)	10,106	570,787
Bangkok Bank PCL (Thailand)	66,800	368,263
Bank of America Corp.	108,430	1,864,996
CIT Group, Inc.	64,005	3,137,525
Citigroup, Inc.	64,310	3,061,156
Danske Bank A/S (Denmark)	33,500	932,131
DnB ASA (Norway)	70,043	1,217,093
Erste Group Bank AG (Austria)	21,555	737,390
Fukuoka Financial Group, Inc. (Japan)	147,300	605,051
HSBC Holdings PLC (United Kingdom), (QMTF)	49,940	505,660
HSBC Holdings PLC (United Kingdom), (XHKG)	109,200	1,108,006
ICICI Bank Ltd. (India), ADR(a)	38,939	1,705,528
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	566,000	348,928
JPMorgan Chase & Co.	62,690	3,805,910
Komercni Banka A/S (Czech Republic)	2,091	499,655
Resona Holdings, Inc. (Japan)	199,100	962,157
Royal Bank of Scotland Group PLC (United Kingdom)*	80,800	419,204
Societe Generale SA (France)	12,773	786,254
Turkiye Garanti Bankasi A/S (Turkey)	154,609	528,465
U.S. Bancorp	25,450	1,090,787
Wells Fargo & Co.	117,460	5,842,460

		31,656,242

Beverages — 0.8%
Carlsberg A/S (Denmark) (Class B Stock)	10,976	1,091,101
Diageo PLC (United Kingdom)	35,428	1,100,355
Heineken Holding NV (Netherlands)	8,900	574,679
Kirin Holdings Co. Ltd. (Japan)	52,300	723,801

	Shares	Value
COMMON STOCKS (Continued)
Beverages (cont’d.)
PepsiCo, Inc.	22,345	$1,865,808

		5,355,744

Biotechnology — 0.4%
Gilead Sciences, Inc.*	40,783	2,889,883

Capital Markets — 2.4%
Bank of New York Mellon Corp. (The)	67,180	2,370,782
BlackRock, Inc.	12,100	3,805,208
Charles Schwab Corp. (The)	130,097	3,555,551
Credit Suisse Group AG (Switzerland), ADR*	20,848	675,058
Franklin Resources, Inc.	23,120	1,252,642
GAM Holding AG (Switzerland)*	54,922	991,471
Morgan Stanley	93,840	2,924,993
UBS AG (Switzerland)*	39,200	811,180

		16,386,885

Chemicals — 2.5%
Akzo Nobel NV (Netherlands)	5,900	481,209
Arkema SA (France)	8,397	949,921
Denki Kagaku Kogyo KK (Japan)	157,000	537,831
Dow Chemical Co. (The)	62,090	3,016,953
E.I. du Pont de Nemours & Co.	38,080	2,555,168
Ecolab, Inc.	27,875	3,010,221
Israel Corp. Ltd. (The) (Israel)*	1,400	781,876
Johnson Matthey PLC (United Kingdom)	9,277	506,510
Kuraray Co. Ltd. (Japan)	59,000	675,029
Potash Corp. of Saskatchewan, Inc. (Canada)	14,760	534,607
Praxair, Inc.(a)	30,975	4,056,796

		17,106,121

Commercial Services & Supplies — 1.1%
Covanta Holding Corp.	69,220	1,249,421
Republic Services, Inc.	86,130	2,942,201
Secom Co. Ltd. (Japan)	15,900	914,015
Stericycle, Inc.*	23,188	2,634,621

		7,740,258

Communications Equipment — 1.2%
Cisco Systems, Inc.	122,310	2,740,967
QUALCOMM, Inc.	57,206	4,511,265
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	98,600	1,315,062

		8,567,294

Construction & Engineering — 1.2%
Fluor Corp.	38,233	2,971,851
Koninklijke Boskalis Westminster NV (Netherlands)	15,400	847,603
Quanta Services, Inc.*	53,680	1,980,792
URS Corp.	33,430	1,573,216
Vinci SA (France)	12,600	935,295

		8,308,757

Construction Materials — 0.2%

Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	174,000	748,428
Lafarge SA (France)	8,700	679,038

		1,427,466

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014

	Shares	Value
COMMON STOCKS (Continued)
Consumer Finance — 0.1%
SLM Corp.	38,700	$947,376

Containers & Packaging — 0.3%
Rexam PLC (United Kingdom)	126,484	1,027,820
Smurfit Kappa Group PLC (Ireland)	27,868	675,864

		1,703,684

Distributors — 0.2%
Inchcape PLC (United Kingdom)	103,700	1,117,753

Diversified Consumer Services — 0.2%
DeVry, Inc.(a)	31,240	1,324,264

Diversified Financial Services — 1.4%
Challenger Ltd. (Australia)	124,000	737,760
CME Group, Inc.	67,825	5,019,728
Exor SpA (Italy)	9,183	412,125
First Pacific Co. Ltd. (Hong Kong)	788,975	786,395
IG Group Holdings PLC (United Kingdom)	33,005	345,558
Investor AB (Sweden) (Class B Stock)	33,584	1,216,499
ORIX Corp. (Japan)	72,100	1,016,176

		9,534,241

Diversified Telecommunication Services — 0.7%
CenturyLink, Inc.(a)	63,020	2,069,577
Nippon Telegraph & Telephone Corp. (Japan)	23,400	1,271,594
Vivendi SA (France)	36,058	1,003,602
Windstream Holdings, Inc.	90,920	749,181

		5,093,954

Electric Utilities — 0.5%
Edison International	63,360	3,586,810

Electrical Equipment — 0.2%
General Cable Corp.	32,500	832,325
Prysmian SpA (Italy)	27,861	693,334

		1,525,659

Electronic Equipment, Instruments & Components — 1.7%
Amphenol Corp. (Class A Stock)	30,814	2,824,103
Flextronics International Ltd.*	61,400	567,336
FLIR Systems, Inc.	12,667	456,012
FUJIFILM Holdings Corp. (Japan)	43,800	1,175,677
Hitachi Ltd. (Japan)	316,900	2,345,712
National Instruments Corp.	49,596	1,422,909
TE Connectivity Ltd. (Switzerland)	52,940	3,187,517

		11,979,266

Energy Equipment & Services — 3.6%
China Oilfield Services Ltd. (China) (Class H Stock)	378,000	891,245
Core Laboratories NV	25,118	4,984,416
FMC Technologies, Inc.*	54,794	2,865,178
Halliburton Co.	44,800	2,638,272
National Oilwell Varco, Inc.	52,712	4,104,683
Noble Corp. PLC	33,039	1,081,697
Patterson-UTI Energy, Inc.(a)	47,300	1,498,464
Schlumberger Ltd.	38,117	3,716,408
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	9,050	1,058,569
Subsea 7 SA (United Kingdom)	38,728	719,868
Superior Energy Services, Inc.	33,310	1,024,616

	Shares	Value
COMMON STOCKS (Continued)
Energy Equipment & Services (cont’d.)
Transocean Ltd.(a)	15,100	$624,234

		25,207,650

Food & Staples Retailing — 2.7%
Costco Wholesale Corp.	19,993	2,232,818
CVS Caremark Corp.	121,085	9,064,423
Koninklijke Ahold NV (Netherlands)	34,985	702,625
Metro AG (Germany)	24,500	999,393
Wal-Mart Stores, Inc.	35,050	2,678,871
Whole Foods Market, Inc.	60,813	3,083,827

		18,761,957

Food Products — 1.7%
Bunge Ltd.	31,000	2,464,810
Indofood Sukses Makmur Tbk PT (Indonesia)	668,000	432,220
Kraft Foods Group, Inc.	15,056	844,642
Mead Johnson Nutrition Co.	40,668	3,381,138
Mondelez International, Inc. (Class A Stock)	58,700	2,028,085
Nestle SA (Switzerland)	10,867	817,955
Unilever PLC (United Kingdom)	45,461	1,944,336

		11,913,186

Gas Utilities — 0.1%
APA Group (Australia)	115,599	688,976

Health Care Equipment & Supplies — 1.1%
Abbott Laboratories	70,900	2,730,359
Getinge AB (Sweden) (Class B Stock)	36,125	1,019,930
Intuitive Surgical, Inc.*	8,113	3,553,413
Mindray Medical International Ltd. (China), ADR(a)	17,772	575,102

		7,878,804

Health Care Providers & Services — 2.2%
Aetna, Inc.	30,610	2,294,832
DaVita HealthCare Partners, Inc.*	38,130	2,625,252
Express Scripts Holding Co.*	55,646	4,178,458
UnitedHealth Group, Inc.(a)	76,460	6,268,955

		15,367,497

Hotels, Restaurants & Leisure — 1.3%
Carnival Corp.	19,862	751,975
International Game Technology(a)	185,392	2,606,612
Kangwon Land, Inc. (South Korea)	22,230	648,487
SJM Holdings Ltd. (Hong Kong)	392,100	1,104,638
Sodexo (France)	6,121	641,554
Starbucks Corp.	44,818	3,288,745

		9,042,011

Household Durables — 0.3%
PulteGroup, Inc.	53,340	1,023,595
Sony Corp. (Japan)	36,200	689,509

		1,713,104

Household Products — 0.1%
Svenska Cellulosa AB (Sweden) (Class B Stock)	29,778	876,996

Industrial Conglomerates — 0.8%
Danaher Corp.	41,800	3,135,000
Koninklijke Philips NV (Netherlands)	35,816	1,259,983

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014

	Shares	Value
COMMON STOCKS (Continued)
Industrial Conglomerates (cont’d.)
Siemens AG (Germany)	9,205	$1,241,417

		5,636,400

Insurance — 3.5%
Admiral Group PLC (United Kingdom)	21,700	516,698
Ageas (Belgium)	13,300	593,041
Allianz SE (Germany)	6,621	1,119,079
Allstate Corp. (The)(a)	51,070	2,889,540
American International Group, Inc.	144,396	7,221,243
AON PLC (United Kingdom)	17,910	1,509,455
Delta Lloyd NV (Netherlands)	28,258	783,369
Everest Re Group Ltd.	7,202	1,102,266
Fairfax Financial Holdings Ltd. (Canada)	1,981	860,136
Marsh & McLennan Cos., Inc.	77,330	3,812,369
MS&AD Insurance Group Holdings (Japan)	35,600	814,927
Reinsurance Group of America, Inc.	23,840	1,898,379
Resolution Ltd. (United Kingdom)	166,360	828,828

		23,949,330

Internet Software & Services — 0.6%
Google, Inc. (Class A Stock)*	3,585	3,995,518

IT Services — 2.2%
Accenture PLC (Class A Stock)(a)	27,722	2,209,998
Amadeus IT Holding SA (Spain) (Class A Stock)	48,276	2,006,125
Cognizant Technology Solutions Corp. (Class A Stock)*	35,007	1,771,704
Computer Sciences Corp.	51,180	3,112,768
Genpact Ltd.*	111,255	1,938,062
Visa, Inc. (Class A Stock)	19,062	4,114,723

		15,153,380

Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc.	81,220	4,541,822
Covance, Inc.*	23,791	2,471,885
ICON PLC (Ireland)*	26,716	1,270,346

		8,284,053

Machinery — 1.2%
Ingersoll-Rand PLC	63,880	3,656,491
Komatsu Ltd. (Japan)	27,000	566,043
Parker Hannifin Corp.	28,480	3,409,341
Weichai Power Co. Ltd. (China) (Class H Stock)	183,600	697,102

		8,328,977

Marine — 0.1%
China Shipping Container Lines Co. Ltd. (China) (Class H Stock)*	1,436,000	326,996
Orient Overseas International Ltd. (Hong Kong)	145,500	669,797

		996,793

Media — 0.8%
British Sky Broadcasting Group PLC (United Kingdom)	52,500	799,101
Discovery Communications, Inc. (Class A Stock)*	15,572	1,287,804
Time Warner, Inc.	51,080	3,337,056
UBM PLC (United Kingdom)	20,000	227,341

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
Wolters Kluwer NV (Netherlands)	7,131	$201,033

		5,852,335

Metals & Mining — 0.8%
BHP Billiton Ltd. (Australia), ADR(a)	11,267	763,565
BHP Billiton PLC (United Kingdom), ADR(a)	15,100	932,576
Coeur Mining, Inc.*	121,160	1,125,576
Nippon Steel & Sumitomo Metal Corp. (Japan)	229,000	624,890
Norsk Hydro ASA (Norway)	101,637	506,053
POSCO (South Korea)	2,141	597,746
Rio Tinto PLC (United Kingdom), ADR(a)	16,262	907,907

		5,458,313

Multiline Retail — 0.1%
Kohl’s Corp.	11,250	639,000

Multi-Utilities — 0.4%
GDF Suez (France)	30,100	823,390
National Grid PLC (United Kingdom)	78,416	1,077,554
Veolia Environnement SA (France)	38,200	757,055

		2,657,999

Oil, Gas & Consumable Fuels — 3.3%
Apache Corp.	34,020	2,821,959
BP PLC (United Kingdom), ADR(a)	22,200	1,067,820
Cameco Corp. (Canada)	116,320	2,663,728
Chevron Corp.	24,060	2,860,975
ConocoPhillips	9,380	659,883
Eni SpA (Italy)	61,400	1,539,699
Exxon Mobil Corp.	14,420	1,408,546
Marathon Oil Corp.	41,190	1,463,069
Oasis Petroleum, Inc.*	15,000	625,950
Phillips 66	25,300	1,949,618
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	15,060	550,276
Statoil ASA (Norway), ADR	32,119	906,398
Suncor Energy, Inc. (Canada)	28,080	981,677
Total SA (France)	13,600	895,219
Whiting Petroleum Corp.*	39,340	2,729,803

		23,124,620

Paper & Forest Products — 0.4%
International Paper Co.	58,200	2,670,216

Personal Products — 0.4%
Estee Lauder Cos., Inc. (The) (Class A Stock)	37,448	2,504,522

Pharmaceuticals — 2.2%
AbbVie, Inc.	56,785	2,918,749
Bayer AG (Germany)	4,452	602,910
Galenica AG (Switzerland)	400	387,099
Merck KGaA (Germany)	5,300	892,558
Novartis AG (Switzerland)	15,967	1,355,725
Novartis AG (Switzerland), ADR	12,131	1,031,378
Pfizer, Inc.	49,640	1,594,437
Roche Holding AG (Switzerland)	4,230	1,272,231
Sanofi (France)	10,658	1,113,758
Shire PLC (Ireland)	34,731	1,719,357
Teva Pharmaceutical Industries Ltd. (Israel), ADR	44,180	2,334,471

		15,222,673

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Management & Development — 0.4%
Cheung Kong Holdings Ltd. (Hong Kong)	91,400	$1,519,771
Conwert Immobilien Invest SE (Austria)*	31,110	411,874
Daito Trust Construction Co. Ltd. (Japan)	6,200	574,294

		2,505,939

Road & Rail — 0.1%
Asciano Ltd. (Australia)	178,200	862,130

Semiconductors & Semiconductor Equipment — 1.1%
Advanced Semiconductor Engineering, Inc. (Taiwan)	876,723	972,958
ARM Holdings PLC (United Kingdom), ADR(a)	38,202	1,947,156
Samsung Electronics Co. Ltd. (South Korea)	1,124	1,420,931
Texas Instruments, Inc.	75,110	3,541,437

		7,882,482

Software — 1.6%
ANSYS, Inc.*	18,325	1,411,392
Check Point Software Technologies Ltd. (Israel)*(a)	42,350	2,864,131
Microsoft Corp.	110,160	4,515,458
Salesforce.com, Inc.*	43,662	2,492,664

		11,283,645

Specialty Retail — 0.6%
Kingfisher PLC (United Kingdom)	139,661	981,920
Lowe’s Cos., Inc.	41,230	2,016,147
Nitori Holdings Co. Ltd. (Japan)	16,800	729,055
USS Co. Ltd. (Japan)	48,000	674,300

		4,401,422

Technology Hardware, Storage & Peripherals — 1.6%
Apple, Inc.	14,882	7,987,764
NetApp, Inc.	14,300	527,670
Seagate Technology PLC(a)	50,580	2,840,573

		11,356,007

Textiles, Apparel & Luxury Goods — 0.3%
Adidas AG (Germany)	4,553	492,315
Daphne International Holdings Ltd. (China)	271,700	110,797
Fossil Group, Inc.*	14,576	1,699,707

		2,302,819

Thrifts & Mortgage Finance — 0.2%
Home Loan Servicing Solutions Ltd.	28,890	624,024
Ocwen Financial Corp.*	16,180	633,932

		1,257,956

Tobacco — 0.1%
Imperial Tobacco Group PLC (United Kingdom)	19,406	784,727

Trading Companies & Distributors — 0.7%
Fastenal Co.(a)	40,181	1,981,727
Mitsubishi Corp. (Japan)	54,200	1,005,400
Noble Group Ltd. (Hong Kong)	1,051,000	993,616
Rexel SA (France)	35,300	926,183

		4,906,926

Transportation Infrastructure — 0.1%
SIA Engineering Co. Ltd. (Singapore)	110,400	425,087

	Shares	Value
COMMON STOCKS (Continued)
Water Utilities — 0.1%
Guangdong Investment Ltd. (China)	899,900	$860,422

Wireless Telecommunication Services — 0.2%
Rogers Communications, Inc. (Canada) (Class B Stock)	9,989	413,944
SK Telecom Co. Ltd. (South Korea)	2,827	573,707
Vodafone Group PLC (United Kingdom)	152,348	560,229

		1,547,880

TOTAL COMMON STOCKS (cost $344,175,228)		418,817,304

EXCHANGE TRADED FUNDS — 0.5%
iShares MSCI United Kingdom Index Fund	19,750	406,653
iShares Russell 1000 Value Index Fund	31,640	3,053,260

TOTAL EXCHANGE TRADED FUNDS (cost $2,908,553)		3,459,913

PREFERRED STOCKS — 0.2%
Automobiles
Volkswagen AG (Germany) (PRFC)	2,500	648,243

Banks
Itau Unibanco Holding SA (Brazil) (PRFC)	45,400	677,098

TOTAL PREFERRED STOCKS (cost $1,279,144)		1,325,341

	Units
WARRANTS*
Insurance
American International Group, Inc., expiring 01/19/21 (cost $329,762)	17,520	358,109

		Principal
Interest Rate	Maturity Date	Amount (000)#
ASSET-BACKED SECURITIES — 1.6%
Non-Residential Mortgage-Backed Securities — 1.0%
Ally Auto Receivables Trust,
Series 2012-SN1, Class A3
0.570%	08/20/15	935	935,322
AmeriCredit Automobile Receivables Trust,
Series 2012-2, Class D
3.380%	04/09/18	67	69,670
Series 2012-5, Class C
1.690%	11/08/18	212	213,197
Series 2013-5, Class C
2.290%	11/08/19	428	429,759
Capital One Multi-Asset Execution Trust,
Series 2005-B1, Class B1
4.900%	12/15/17	237	245,319
Chase Issuance Trust,
Series 2007-B1, Class B1
0.405%(c)	04/15/19	535	530,544
Citibank Credit Card Issuance Trust,
Series 2014-A1, Class A1
2.880%	01/23/23	331	332,675
Ford Credit Auto Owner Trust,
Series 2012-D, Class C
1.230%	08/15/18	125	124,639
Series 2013-C, Class A3

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
0.820%	12/15/17	477	$478,991
Ford Credit Floorplan Master Owner Trust,
Series 2012-4, Class A1
0.740%	09/15/16	500	500,765
Series 2014-1, Class A2
0.554%(c)	02/15/19	306	306,043
GE Capital Credit Card Master Note Trust,
Series 2010-1, Class A
3.690%	03/15/18	1,185	1,219,692
Hyundai Auto Receivables Trust,
Series 2012-C, Class B
1.060%	06/15/18	99	98,698
Series 2013-B, Class C
1.710%	02/15/19	87	86,732
Nissan Auto Lease Trust,
Series 2012-B, Class A4
0.740%	09/17/18	263	263,443
Santander Drive Auto Receivables Trust,
Series 2013-1, Class C
1.760%	01/15/19	430	431,794
Series 2013-2, Class C
1.950%	03/15/19	415	418,830
Series 2014-1, Class C
2.360%	04/15/20	271	273,335
SLM Private Education Loan Trust,
Series 2013-A, Class A1, 144A
0.755%(c)	08/15/22	99	99,426
Series 2013-B, Class A1, 144A
0.805%(c)	07/15/22	164	164,242

			7,223,116

Residential Mortgage-Backed Securities — 0.6%
Asset-Backed Funding Certificates Trust,
Series 2005-AQ1, Class A6
4.780%	06/25/35	64	65,585
Centex Home Equity Loan Trust,
Series 2005-C, Class AF5
5.048%	06/25/35	107	107,668
HLSS Servicer Advance Receivables Backed Notes,
Series 2013-T2, Class A2, 144A
1.147%	05/16/44	620	617,892
Series 2013-T3, Class A3, 144A
1.793%	05/15/46	1,248	1,228,531
HLSS Servicer Advance Receivables Trust,
Series 2013-T1, Class A3, 144A
2.289%	01/15/48	125	123,513
Series 2014-T1, Class AT1, 144A
1.244%	01/17/45	193	193,116
Lehman XS Trust,
Series 2005-2, Class 1A2
0.508%(c)	08/25/35	199	185,584
Merrill Lynch Mortgage Investors Trust,
Series 2002-HE1, Class A1
1.154%(c)	08/25/32	410	395,561
Nationstar Mortgage Advance Receivable Trust,
Series 2013-T2A, Class A2, 144A
1.679%	06/20/46	601	598,181

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
RAMP Trust,
Series 2004-RS3, Class AI4
5.335%(c)	03/25/34	395	$419,287
Series 2004-RS8, Class MII1
1.056%(c)	08/25/34	130	121,369

			4,056,287

TOTAL ASSET-BACKED SECURITIES (cost $11,287,447)			11,279,403

CERTIFICATES OF DEPOSIT — 0.4%
Ally Bank
1.150%	08/03/15	245	246,597
American Express Centurion Bank
1.700%	07/26/17	245	247,144
Barclays Bank Delaware (United Kingdom)
1.250%(c)	03/26/18	245	238,997
BMW Bank of North America (Germany)
1.000%	09/21/15	245	245,338
CIT Bank
2.100%	07/25/19	245	241,965
Discover Bank
1.800%	06/27/17	245	248,500
GE Capital Bank
1.350%	06/22/16	245	247,118
GE Capital Retail Bank
1.800%	06/22/17	245	248,139
Goldman Sachs Bank USA
1.800%	06/27/17	245	248,500
Sallie Mae Bank
1.750%	08/15/17	247	250,238
State Bank of India (India)
0.900%	01/25/16	245	246,081

TOTAL CERTIFICATES OF DEPOSIT (cost $2,684,888)			2,708,617

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.8%
Banc of America Commercial Mortgage Trust,
Series 2006-1, Class A4
5.372%(c)	09/10/45	300	319,716
Series 2007-4, Class AM
5.892%(c)	02/10/51	217	240,867
Banc of America Merrill Lynch Commercial Mortgage, Inc.,
Series 2005-2, Class A5
4.857%(c)	07/10/43	203	209,637
Series 2005-5, Class A4
5.115%(c)	10/10/45	610	640,488
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-T20, Class A4A
5.138%(c)	10/12/42	210	221,228
CD Commercial Mortgage Trust,
Series 2007-CD5, Class AJ
6.118%(c)	11/15/44	354	388,285
Citigroup Commercial Mortgage Trust,
Series 2004-C1, Class A4
5.406%(c)	04/15/40	2	2,117

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage Pass-Through Certificates,
Series 2013-WWP, Class B, 144A
3.726%	03/10/31	238	$233,395
Series 2014-UBS2, Class A1
1.298%	03/10/47	357	355,274
Commercial Mortgage Trust,
Series 2005-GG5, Class A5
5.224%(c)	04/10/37	135	141,509
Series 2012-CR2, Class A4
3.147%	08/15/45	87	85,547
Series 2013-CR7, Class A1
0.716%	03/10/46	97	96,922
Series 2013-CR12, Class ASB
3.623%	10/10/46	130	133,935
Series 2014-CR15, Class A2
2.928%	02/10/47	1,091	1,122,011
Credit Suisse Commercial Mortgage Trust,
Series 2006-C1, Class AJ
5.407%(c)	02/15/39	270	287,254
Series 2007-C2, Class AM
5.615%(c)	01/15/49	168	181,181
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-C3, Class AJ
4.771%	07/15/37	222	227,529
Extended Stay America Trust,
Series 2013-ESFL, Class A2FL, 144A
0.857%(c)	12/05/31	120	120,077
Series 2013-ESH7, Class A17, 144A
2.295%	12/05/31	764	733,898
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates,
Series K706, Class A2
2.323%	10/25/18	287	291,803
FREMF Mortgage Trust,
Series 2012-K706, Class B, 144A
4.024%(c)	11/25/44	130	134,491
Series 2012-K707, Class B, 144A
3.882%(c)	01/25/47	255	260,279
Series 2014-K37, Class B, 144A
4.713%(c)	01/25/47	124	126,032
GS Mortgage Securities Corp. II,
Series 2005-GG4, Class A4A
4.751%	07/10/39	238	245,103
Series 2012-TMSQ, Class A, 144A
3.007%	12/10/30	351	325,644
GS Mortgage Securities Corp. Trust,
Series 2012-ALOH, Class A, 144A
3.551%	04/10/34	100	100,720
GS Mortgage Securities Trust,
Series 2011-GC5, Class A4
3.707%	08/10/44	236	244,260
Series 2013-G1, Class A2, 144A
3.557%(c)	04/10/31	385	363,518
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2005-LDP3, Class AJ
4.995%(c)	08/15/42	331	343,693
Series 2006-LDP8, Class AJ
5.480%(c)	05/15/45	325	343,163

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2011-CCHP, Class B, 144A
3.500%(c)	07/15/28	324	$324,490
Series 2013-C10, Class AS
3.372%	12/15/47	243	236,760
LB Commercial Mortgage Trust,
Series 2007-C3, Class AM
5.868%(c)	07/15/44	205	228,959
LB-UBS Commercial Mortgage Trust,
Series 2006-C1, Class A4
5.156%	02/15/31	51	54,166
Morgan Stanley Capital I Trust,
Series 2006-HQ9, Class AJ
5.793%(c)	07/12/44	143	153,451
Series 2006-IQ12, Class AMFX
5.370%	12/15/43	170	183,037
Series 2008-T29, Class A4
6.281%(c)	01/11/43	274	315,416
TimberStar Trust 1,
Series 2006-1A, Class A, 144A
5.668%	10/15/36	218	236,159
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C2, Class A4
3.525%	05/10/63	60	60,284
Series 2012-C4, Class A3
2.533%	12/10/45	84	81,840
Series 2013-C5, Class A4
3.185%	03/10/46	308	299,707
Series 2013-C5, Class AAB
2.687%	03/10/46	90	88,130
VNDO Mortgage Trust,
Series 2012-6AVE, Class A, 144A
2.996%	11/15/30	201	193,261
Series 2013-PENN, Class A, 144A
3.808%	12/13/29	531	553,965
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C17, Class A4
5.083%(c)	03/15/42	250	255,770
Series 2005-C17, Class B
5.287%(c)	03/15/42	364	375,399
Series 2006-C24, Class A1A
5.557%(c)	03/15/45	192	206,827
WF-RBS Commercial Mortgage Trust,
Series 2011-C2, Class A4, 144A
4.869%(c)	02/15/44	123	135,349

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $12,744,253)			12,502,546

CORPORATE BONDS — 9.7%
Advertising
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
4.000%	03/15/22	125	124,624
Omnicom Group, Inc.,
Gtd. Notes
3.625%	05/01/22	120	119,172

			243,796

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Aerospace & Defense
B/E Aerospace, Inc.,
Sr. Unsec’d. Notes
6.875%	10/01/20		95	$104,263

Agriculture — 0.2%
Altria Group, Inc.,
Gtd. Notes
5.375%	01/31/44		211	220,578
Bunge Ltd. Finance Corp.,
Gtd. Notes
8.500%	06/15/19		150	185,109
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
4.875%	11/15/43		102	105,230
5.650%	05/16/18		564	646,650

				1,157,567

Airlines — 0.1%
United Airlines 2014-1 Pass-Through Trust,
Pass-Through Certificates
4.000%	10/11/27		440	441,650
United Continental Holdings, Inc.,
Gtd. Notes
6.375%	06/01/18	(a)	100	107,875

				549,525

Auto Parts & Equipment
Dana Holding Corp.,
Sr. Unsec’d. Notes
6.750%	02/15/21		75	81,563
Delphi Corp.,
Gtd. Notes
4.150%	03/15/24	(a)	142	141,829
5.000%	02/15/23		40	42,400

				265,792

Automobiles
General Motors Co.,
Sr. Unsec’d. Notes, 144A
3.500%	10/02/18		100	101,875
6.250%	10/02/43		70	75,775

				177,650

Banks — 2.1%
Ally Financial, Inc.,
Gtd. Notes
4.750%	09/10/18		100	105,750
Bank of America Corp.,
Jr. Sub. Notes
8.000%(c)	07/29/49	(a)	110	124,575
Sr. Unsec’d. Notes
2.600%	01/15/19		1,119	1,123,414
Sr. Unsec’d. Notes, MTN
3.300%	01/11/23	(a)	430	414,558
Bank of Nova Scotia (Canada),
Sr. Unsec’d. Notes
2.050%	10/30/18		621	618,800
BB&T Corp.,
Sr. Unsec’d. Notes, MTN
2.150%	03/22/17		340	347,881

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Citigroup, Inc.,
Sr. Unsec’d. Notes
4.450%	01/10/17	(a)	865	$934,223
Sub. Notes
3.500%	05/15/23		510	481,159
6.675%	09/13/43	(a)	110	128,810
Compass Bank,
Certificate of Deposit
1.900%	11/06/18		245	245,094
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands),
Jr. Sub. Notes, 144A
11.000%(c)	12/29/49		405	537,637
Fifth Third Bancorp,
Sub. Notes
4.500%	06/01/18		152	164,179
Fifth Third Bank,
Sr. Unsec’d. Notes
0.900%	02/26/16		300	300,377
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.375%	01/22/18		1,424	1,433,461
Sub. Notes
6.750%	10/01/37		140	160,373
JPMorgan Chase & Co.,
Jr. Sub. Notes
6.125%(c)	12/29/49		535	526,604
Sr. Unsec’d. Notes
2.350%	01/28/19	(a)	870	872,296
3.150%	07/05/16		506	529,503
KeyBank NA,
Sr. Unsec’d. Notes
1.100%	11/25/16		356	356,358
KeyCorp,
Sr. Unsec’d. Notes, MTN
5.100%	03/24/21	(a)	125	139,525
Provident Funding Associates LP/PFG Finance Corp.,
Gtd. Notes, 144A
6.750%	06/15/21	(a)	30	30,000
Regions Financial Corp.,
Sr. Unsec’d. Notes
2.000%	05/15/18		161	157,796
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, MTN
2.150%	03/15/19	(a)	1,234	1,225,863
Royal Bank of Scotland Group PLC (United Kingdom),
Sub. Notes
6.000%	12/19/23		161	164,856
State Street Corp.,
Sr. Sub. Notes
3.100%	05/15/23		105	99,812
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
2.625%	09/10/18		465	476,249
US Bancorp,
Sub. Notes, MTN
2.950%	07/15/22	(a)	623	599,205
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.625%	12/11/17		1,138	1,298,040

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes
4.875%	11/19/19		120	$133,330
Zions Bancorporation,
Sr. Unsec’d. Notes
4.500%	03/27/17		340	362,979
4.500%	06/13/23		150	149,718

				14,242,425

Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
3.700%	02/01/24		358	361,684
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
7.750%	01/15/19		165	204,392
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
3.200%	11/01/23		300	295,019
PepsiCo, Inc.,
Sr. Unsec’d. Notes
2.750%	03/05/22		550	533,756
7.900%	11/01/18		528	662,784

				2,057,635

Biotechnology
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.700%	04/01/24		115	115,048

Building Products
HeidelbergCement Finance Luxembourg SA (Germany),
Gtd. Notes
8.000%	01/31/17		EUR 85	136,598

Capital Markets — 0.2%
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
2.100%	01/15/19		404	401,597
Morgan Stanley,
Sr. Unsec’d. Notes
4.750%	03/22/17		563	614,418
Sub. Notes
5.000%	11/24/25		461	474,332

				1,490,347

Chemicals
Celanese US Holdings LLC,
Gtd. Notes
4.625%	11/15/22		100	98,500
CF Industries, Inc.,
Gtd. Notes
5.375%	03/15/44		85	88,618
LYB International Finance BV (Netherlands),
Gtd. Notes
4.875%	03/15/44	(a)	106	105,809

				292,927

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Commercial Services & Supplies — 0.3%
FTI Consulting, Inc.,
Gtd. Notes
6.750%	10/01/20	(a)	100	$107,750
George Washington University (The),
Bonds
3.485%	09/15/22		643	627,360
Unsec’d. Notes
1.827%	09/15/17		91	90,692
Lender Processing Services, Inc./Black Knight Lending Solutions, Inc.,
Gtd. Notes
5.750%	04/15/23		75	79,969
Loyola University of Chicago,
Sr. Unsec’d. Notes
3.199%	07/01/22		319	302,453
President and Fellows of Harvard College,
Unsec’d. Notes
6.300%	10/01/37		534	590,600
RR Donnelley & Sons Co.,
Sr. Unsec’d. Notes
6.500%	11/15/23		100	105,625
United Rentals North America, Inc.,
Gtd. Notes
5.750%	11/15/24	(a)	35	35,263

				1,939,712

Communications Equipment — 0.2%
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
5.900%	02/15/39		829	984,025
CyrusOne LP/CyrusOne Finance Corp.,
Gtd. Notes
6.375%	11/15/22	(a)	100	105,500

				1,089,525

Containers & Packaging
Ball Corp.,
Gtd. Notes
4.000%	11/15/23		55	51,425
5.750%	05/15/21		100	106,750
Crown Americas LLC/Crown Americas Capital Corp. IV,
Gtd. Notes
4.500%	01/15/23		10	9,550

				167,725

Distributors
Glencore Funding LLC (Switzerland),
Gtd. Notes, 144A
4.125%	05/30/23	(a)	135	128,936

Diversified Financial Services — 0.9%
Air Lease Corp.,
Sr. Unsec’d. Notes
3.875%	04/01/21		469	469,000
Aircastle Ltd.,
Sr. Unsec’d. Notes
6.250%	12/01/19		75	81,000
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
2.800%	09/19/16		950	990,756

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
American Honda Finance Corp. (Japan),
Unsec’d. Notes, 144A
1.000%	08/11/15		442	$444,562
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
7.150%	02/15/19		443	541,566
Discover Financial Services,
Sr. Unsec’d. Notes
3.850%	11/21/22		155	152,152
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.375%	01/16/18		400	403,373
General Electric Capital Corp.,
Jr. Sub. Notes
6.250%(c)	12/29/49		505	540,350
Sr. Unsec’d. Notes, MTN
2.450%	03/15/17		307	317,104
4.625%	01/07/21		1,000	1,101,022
General Motors Financial Co., Inc.,
Gtd. Notes
4.250%	05/15/23		120	118,500
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
6.000%	08/01/20		45	48,150
Gtd. Notes, 144A
4.875%	03/15/19	(a)	75	76,313
International Lease Finance Corp.,
Sr. Unsec’d. Notes
3.875%	04/15/18		140	142,800
Jefferies Group LLC,
Sr. Unsec’d. Notes
8.500%	07/15/19		125	153,619
Lazard Group LLC,
Sr. Unsec’d. Notes
4.250%	11/14/20		100	103,604
National Rural Utilities Cooperative Finance Corp.,
Collateral Trust
10.375%	11/01/18		451	608,095
Scottrade Financial Services, Inc.,
Sr. Unsec’d. Notes, 144A
6.125%	07/11/21		225	228,274

				6,520,240

Diversified Telecommunication Services — 0.5%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.300%	03/11/19		400	397,932
3.000%	02/15/22		856	831,112
CC Holdings GS V LLC/Crown Castle GS III Corp.,
Sr. Sec’d. Notes
3.849%	04/15/23		100	97,277
MetroPCS Wireless, Inc.,
Gtd. Notes
6.625%	11/15/20		100	106,750
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
3.500%	03/01/23		110	105,156

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Telecommunication Services (cont’d.)
Qwest Corp.,
Sr. Unsec’d. Notes
6.750%	12/01/21		148	$165,257
Sprint Communications, Inc.,
Sr. Unsec’d. Notes
7.000%	08/15/20		65	70,850
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
6.400%	09/15/33		936	1,111,263
6.550%	09/15/43		366	445,398

				3,330,995

Electric Utilities — 0.5%
AES Corp. (The),
Sr. Unsec’d. Notes
8.000%	06/01/20	(a)	100	118,000
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.450%	03/15/44		406	402,262
Duke Energy Carolinas LLC,
First Mortgage
5.300%	02/15/40		147	168,148
Duke Energy Progress, Inc.,
First Mortgage
4.375%	03/30/44		527	528,629
5.300%	01/15/19		887	1,008,939
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.400%	09/15/20		125	145,518
General Electric Co.,
Sr. Unsec’d. Notes
2.700%	10/09/22		454	440,020
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes, MTN
8.400%	03/28/25		167	228,637
NiSource Finance Corp.,
Gtd. Notes
4.800%	02/15/44		215	205,912
PacifiCorp,
First Mortgage
3.850%	06/15/21		164	173,458
PPL Capital Funding, Inc.,
Gtd. Notes
3.950%	03/15/24		70	69,916
4.200%	06/15/22		140	145,163

				3,634,602

Electronics
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
5.300%	02/01/44		115	123,931

Entertainment & Leisure
Diamond Resorts Corp.,
Sr. Sec’d. Notes
12.000%	08/15/18		54	59,063

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Entertainment & Leisure (cont’d.)
Scientific Games Corp.,
Gtd. Notes
8.125%	09/15/18		100	$106,500

				165,563

Environmental Control
Clean Harbors, Inc.,
Gtd. Notes
5.250%	08/01/20	(a)	80	82,400
Waste Management, Inc.,
Gtd. Notes
2.900%	09/15/22	(a)	150	143,205

				225,605

Food & Staples Retailing — 0.3%
CVS Caremark Corp.,
Sr. Unsec’d. Notes
5.750%	05/15/41		125	144,867
CVS Pass-Through Trust,
Pass-Through Certificates, 144A
7.507%	01/10/32		228	280,958
Hawk Acquisition Sub, Inc.,
Sec’d. Notes, 144A
4.250%	10/15/20	(a)	100	98,375
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
6.500%	08/15/37		1,284	1,662,566

				2,186,766

Food Products
Mondelez International, Inc.,
Sr. Unsec’d. Notes
4.000%	02/01/24		185	187,728

Health Care Equipment & Supplies
Life Technologies Corp.,
Sr. Unsec’d. Notes
6.000%	03/01/20		100	115,075

Health Care Providers & Services
HCA Holdings, Inc.,
Sr. Unsec’d. Notes
7.750%	05/15/21	(a)	100	110,250
HCA, Inc.,
Sr. Sec’d. Notes
3.750%	03/15/19		35	35,131
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.950%	10/15/42	(a)	100	90,523

				235,904

Home Builders
Ryland Group, Inc. (The),
Gtd. Notes
5.375%	10/01/22		25	24,813
Toll Brothers Finance Corp.,
Gtd. Notes
4.000%	12/31/18		100	102,500

				127,313

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Hotels, Restaurants & Leisure — 0.1%
Carnival Corp.,
Gtd. Notes
3.950%	10/15/20		150	$152,930
Wyndham Worldwide Corp.,
Sr. Unsec’d. Notes
5.625%	03/01/21		90	98,329
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Unsec’d. Notes
5.375%	03/15/22		100	104,375

				355,634

Insurance — 0.2%
CNA Financial Corp.,
Sr. Unsec’d. Notes
5.750%	08/15/21		100	115,165
Genworth Holdings, Inc.,
Gtd. Notes
4.900%	08/15/23		89	93,326
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
4.300%	04/15/43		95	88,641
ING US, Inc.,
Sr. Unsec’d. Notes
5.700%	07/15/43		90	101,796
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
6.500%	05/01/42		100	118,479
Lincoln National Corp.,
Sr. Unsec’d. Notes
8.750%	07/01/19		100	128,931
MetLife, Inc.,
Jr. Sub. Notes
10.750%	08/01/69		150	227,250
Sr. Unsec’d. Notes
4.368%	09/15/23	(a)	190	202,360

				1,075,948

Internet Software & Services — 0.1%
Equinix, Inc.,
Sr. Unsec’d. Notes
4.875%	04/01/20		100	102,250
Google, Inc.,
Sr. Unsec’d. Notes
3.625%	05/19/21		473	500,417

				602,667

IT Services — 0.3%
International Business Machines Corp.,
Sr. Unsec’d. Notes
3.625%	02/12/24		127	128,052
5.700%	09/14/17		1,393	1,593,940

				1,721,992

Machinery — 0.1%
Caterpillar, Inc.,
Sr. Unsec’d. Notes
7.900%	12/15/18		359	448,394

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Machinery (cont’d.)
Ingersoll-Rand Global Holding Co. Ltd.,
Gtd. Notes, 144A
2.875%	01/15/19			60	$59,822

					508,216

Media — 0.4%
21st Century Fox America, Inc.,
Gtd. Notes
3.000%	09/15/22			75	72,040
Comcast Corp.,
Gtd. Notes
3.600%	03/01/24			57	57,309
4.250%	01/15/33			100	98,015
4.750%	03/01/44			32	32,481
6.300%	11/15/17			450	523,009
DISH DBS Corp.,
Gtd. Notes
6.750%	06/01/21			70	78,400
NBCUniversal Media LLC,
Gtd. Notes
4.375%	04/01/21			200	217,045
Sirius XM Holdings, Inc.,
Gtd. Notes, 144A
5.250%	08/15/22			100	103,000
Time Warner, Inc.,
Gtd. Notes
5.350%	12/15/43			148	157,724
Viacom, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/44			85	86,848
Walt Disney Co. (The),
Sr. Unsec’d. Notes
2.750%	08/16/21			964	958,605

					2,384,476

Metals & Mining — 0.1%
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
1.875%	11/21/16			330	337,310
CONSOL Energy, Inc.,
Gtd. Notes
8.250%	04/01/20	(a)		100	108,625
Goldcorp, Inc. (Canada),
Sr. Unsec’d. Notes
2.125%	03/15/18			115	113,679
Xstrata Finance Canada Ltd. (Canada),
Gtd. Notes, 144A
4.250%	10/25/22			125	121,891

					681,505

Multiline Retail
Kohl’s Corp.,
Sr. Unsec’d. Notes
4.750%	12/15/23			100	103,743

Multi-National — 0.1%
Asian Development Bank (Supranational Bank),
Sr. Unsec’d. Notes, MTN
3.250%	07/20/17		NZD	289	240,619

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Multi-National (cont’d.)
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.400%	10/26/22		401	$374,674

				615,293

Oil, Gas & Consumable Fuels — 1.1%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes
9.625%	10/15/18		100	107,500
Berry Petroleum Co. LLC,
Sr. Unsec’d. Notes
6.750%	11/01/20		100	105,500
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
3.200%	03/11/16		1,178	1,234,844
Chevron Corp.,
Sr. Unsec’d. Notes
2.355%	12/05/22		1,144	1,075,063
ConocoPhillips,
Gtd. Notes
5.750%	02/01/19		824	962,133
Continental Resources, Inc.,
Gtd. Notes
4.500%	04/15/23		240	248,561
Hornbeck Offshore Services, Inc.,
Gtd. Notes
5.875%	04/01/20		85	88,825
Linn Energy LLC/Linn Energy Finance Corp.,
Gtd. Notes
8.625%	04/15/20		100	108,625
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.100%	02/01/21		235	253,035
Petrobras Global Finance BV (Brazil),
Gtd. Notes
3.250%	03/17/17		550	551,707
Petroleos Mexicanos (Mexico),
Gtd. Notes, 144A
4.875%	01/18/24	(a)	93	96,023
Plains Exploration & Production Co.,
Gtd. Notes
6.875%	02/15/23		242	269,225
Pride International, Inc.,
Gtd. Notes
6.875%	08/15/20		269	321,128
8.500%	06/15/19		85	107,341
Rowan Cos., Inc.,
Gtd. Notes
4.750%	01/15/24		130	131,545
Sempra Energy,
Sr. Unsec’d. Notes
4.050%	12/01/23		140	143,093
Shell International Finance BV (Netherlands),
Gtd. Notes
2.250%	01/06/23		887	820,203
Statoil ASA (Norway),
Gtd. Notes
2.900%	11/08/20		362	365,217

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Total Capital International SA (France),
Gtd. Notes
3.700%	01/15/24		266	$270,931
Whiting Petroleum Corp.,
Gtd. Notes
5.000%	03/15/19	(a)	100	105,750

				7,366,249

Pharmaceuticals — 0.1%
GlaxoSmithKline Capital, Inc. (United Kingdom),
Gtd. Notes
5.650%	05/15/18		330	378,610
Pfizer, Inc.,
Sr. Unsec’d. Notes
6.200%	03/15/19		367	434,513
Teva Pharmaceutical Finance Co.BV (Israel),
Gtd. Notes
2.950%	12/18/22		171	158,924

				972,047

Pipelines — 0.3%
Copano Energy LLC/Copano Energy Finance Corp.,
Gtd. Notes
7.125%	04/01/21		87	98,869
DCP Midstream LLC,
Sr. Unsec’d. Notes, 144A
4.750%	09/30/21		150	154,241
El Paso Pipeline Partners Operating Co. LLC,
Gtd. Notes
5.000%	10/01/21		160	169,423
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
9.700%	03/15/19		100	129,209
Enterprise Products Operating LLC,
Gtd. Notes
3.350%	03/15/23		109	106,322
5.100%	02/15/45		265	273,907
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
7.875%	12/15/18		100	107,625
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
4.150%	02/01/24	(a)	465	462,218
NuStar Logistics LP,
Gtd. Notes
6.750%	02/01/21		100	108,125
Sunoco Logistics Partners Operations LP,
Gtd. Notes
4.650%	02/15/22		100	104,521
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
4.625%	03/01/34		69	70,525
Western Gas Partners LP,
Sr. Unsec’d. Notes
5.375%	06/01/21		150	164,461

				1,949,446

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp.,
Sr. Unsec’d. Notes
4.700%	03/15/22		215	$224,646
American Tower Trust I,
Sr. Sec’d. Notes, 144A
1.551%	03/15/43		220	214,893
ARC Properties Operating Partnership LP/Clark Acquisition LLC,
Gtd. Notes, 144A
3.000%	02/06/19		221	219,993
Boston Properties LP,
Sr. Unsec’d. Notes
3.125%	09/01/23		90	84,450
Corrections Corp. of America,
Gtd. Notes
4.125%	04/01/20		100	98,750
ERP Operating LP,
Sr. Unsec’d. Notes
3.000%	04/15/23		125	118,015
Felcor Lodging LP,
Sr. Sec’d. Notes
5.625%	03/01/23		100	101,250
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes
6.000%	10/01/21		130	146,879
PPF Funding, Inc.,
Gtd. Notes, 144A
5.700%	04/15/17		135	145,496
ProLogis LP,
Gtd. Notes
4.250%	08/15/23		150	152,561
Sr. Housing Properties Trust,
Sr. Unsec’d. Notes
6.750%	04/15/20		100	113,043
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes
4.750%	06/01/21		110	118,555
WEA Finance LLC (Australia),
Gtd. Notes, 144A
4.625%	05/10/21		100	109,423
WEA Finance LLC/WT Finance Aust Pty Ltd./WT Finance NZ Ltd. (Australia),
Gtd. Notes, 144A
3.375%	10/03/22		50	49,929

				1,897,883

Real Estate Management & Development
CBRE Services, Inc.,
Gtd. Notes
5.000%	03/15/23	(a)	50	50,063
6.625%	10/15/20		100	106,750
DuPont Fabros Technology LP,
Gtd. Notes
5.875%	09/15/21		100	105,750

				262,563

Road & Rail — 0.6%
Burlington Northern and Santa Fe Railway Co. Pass-Through Trust,
Pass-Through Certificates
4.830%	01/15/23		438	469,686
5.720%	01/15/24		378	430,862

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Road & Rail (cont’d.)
8.251%	01/15/21			87	$103,394
CSX Transportation, Inc.,
Sec’d. Notes
6.251%	01/15/23			1,052	1,217,964
Federal Express Corp. 1998 Pass-Through Trust,
Pass-Through Certificates
6.720%	07/15/23			864	1,010,442
Federal Express Corp. 2012 Pass-Through Trust,
Pass-Through Certificates, 144A
2.625%	01/15/18			148	151,026
Gulfmark Offshore, Inc.,
Sr. Unsec’d. Notes
6.375%	03/15/22			100	103,500
Union Pacific Railroad Co., 2000 Pass-Through Trust,
Pass-Through Certificates
8.000%	01/10/21			322	374,748

					3,861,622

Semiconductors & Semiconductor Equipment
Intel Corp.,
Sr. Unsec’d. Notes
4.000%	12/15/32			115	111,657

Software — 0.1%
Microsoft Corp.,
Sr. Unsec’d. Notes
4.200%	06/01/19			449	495,309

Specialty Retail
AutoZone, Inc.,
Sr. Unsec’d. Notes
2.875%	01/15/23	(a)		195	181,569
O’Reilly Automotive, Inc.,
Gtd. Notes
3.850%	06/15/23			100	98,288

					279,857

Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.,
Sr. Unsec’d. Notes
2.400%	05/03/23	(a)		1,020	945,824
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
4.300%	06/01/21	(a)		197	205,953
NCR Corp.,
Sr. Unsec’d. Notes, 144A
6.375%	12/15/23	(a)		100	106,250

					1,258,027

TOTAL CORPORATE BONDS (cost $67,256,944)					67,517,327

FOREIGN GOVERNMENT BONDS — 0.6%
Export Development Canada (Canada),
Sr. Unsec’d. Notes
3.875%	03/16/17		CAD	302	257,322
International Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, MTN
4.625%	02/26/19		NZD	276	237,162

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
International Finance Corp. (Supranational Bank),
Sr. Unsec’d. Notes, MTN
3.500%	06/06/18	AUD	264	$242,307
3.875%	02/26/18	NZD	180	151,563
Mexican Bonos (Mexico),
Bonds
4.750%	06/14/18	MXN	4,012	304,751
New South Wales Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes
4.000%	02/20/17	AUD	437	414,223
New Zealand Government Bond (New Zealand),
Sr. Unsec’d. Notes
6.000%	12/15/17	NZD	20	18,501
New Zealand Local Government Funding Agency (New Zealand),
Unsec’d. Notes
6.000%	12/15/17	NZD	201	182,380
Nordic Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, MTN
3.500%	01/30/18	NZD	194	161,288
Norway Government Bond (Norway),
Bonds
4.500%	05/22/19	NOK	1,330	246,974
Province of Manitoba Canada (Canada),
Unsec’d. Notes
9.500%	09/15/18		92	118,188
Province of Quebec Canada (Canada),
Unsec’d. Notes
2.625%	02/13/23		1,388	1,313,989
Queensland Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes
6.000%	02/21/18	AUD	344	347,401
United Kingdom Gilt (United Kingdom),
Bonds
1.750%	07/22/19	GBP	181	298,219

TOTAL FOREIGN GOVERNMENT BONDS (cost $4,275,159)				4,294,268

MUNICIPAL BONDS — 0.2%
Florida
Florida Hurricane Catastrophe Fund Finance Corp.,
Revenue Bonds
1.298%	07/01/16		175	176,822

Ohio — 0.2%
Ohio State University (The),
Revenue Bonds
4.910%	06/01/40		1,270	1,381,176

TOTAL MUNICIPAL BONDS (cost $1,537,135)				1,557,998

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.3%
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-6, Class A2
2.290%(c)	09/25/35		37	36,573
Deutsche Alt-A Securities, Inc., Mortgage Loan Trust,
Series 2005-1, Class 2A1
5.632%(c)	02/25/20		43	44,250

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Fannie Mae REMICS,
Series 2010-135, Class EA
3.000%	01/25/40	37	$37,310
FHLMC Structured Pass-Through Securities,
Series T-61, Class 1A1
1.534%(c)	07/25/44	45	45,584
Freddie Mac REMICS,
Series 3634, Class BA
4.500%	08/15/27	14	14,346
General National Mortgage Assoc.,
Series 2009-104, Class KA
4.500%	08/16/39	473	504,265
JPMorgan Mortgage Trust,
Series 2013-1, Class 2A2, 144A
2.500%(c)	03/25/43	609	596,699
MASTR Alternative Loan Trust,
Series 2003-8, Class 3A4
5.500%	12/25/33	36	38,730
Merrill Lynch Mortgage Investors Trust,
Series 2004-1, Class 2A2
2.360%(c)	12/25/34	46	47,912
Morgan Stanley Mortgage Loan Trust,
Series 2004-10AR, Class 2A2
2.458%(c)	11/25/34	117	117,924
Wells Fargo Mortgage-Backed Securities Trust,
Series 2005-AR10, Class 2A2
2.617%(c)	06/25/35	234	237,301
Series 2005-AR14, Class A1
5.328%(c)	08/25/35	53	55,122

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $1,791,446)			1,776,016

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.5%
Federal Home Loan Banks
1.000%	05/15/23-05/23/23	3,565	3,508,085
1.250%	02/21/23	165	159,629
2.500%	08/14/24	395	370,183
2.900%	09/05/25	471	436,603
3.000%	03/25/27	1,090	984,108
3.170%	10/04/27	1,760	1,598,613
3.240%	06/11/27	180	165,929
3.300%	05/07/32	1,445	1,291,745
Federal Home Loan Mortgage Corp.
3.000%	11/01/42	92	88,920
3.100%	04/25/28	440	396,008
3.500%	07/01/32-07/01/42	324	330,825
5.625%	11/23/35	4,129	4,405,536
Federal National Mortgage Assoc.
0.750%	04/20/17	777	771,230
1.000%	08/21/23	1,956	1,954,253
1.500%	08/14/23	1,667	1,668,299
2.250%	10/17/22	847	791,304
2.455%(c)	05/01/36	70	73,757
3.000%	12/01/26-06/01/43	2,012	1,918,154
3.500%	04/01/32-07/01/42	2,437	2,467,932

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
4.000%	10/01/33-10/01/43		6,706	$7,005,132
4.500%	07/01/19-11/01/41		3,954	4,241,586
5.000%	11/01/33-10/01/41		2,558	2,802,479
5.500%	01/01/21		68	72,803
Government National Mortgage Assoc.
2.000%	06/20/39		110	107,508
3.500%	08/20/34		86	87,410
4.000%	11/15/24		436	461,646

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $38,374,588)				38,159,677

U.S. TREASURY OBLIGATIONS — 3.8%
U.S. Treasury Bonds
3.625%	02/15/44		2,302	2,328,616
3.750%	11/15/43		1,548	1,602,663
U.S. Treasury Inflationary Indexed Bonds, TIPS
0.125%	04/15/16-04/15/18		4,188	4,540,413
0.500%	04/15/15	(a)	2,224	2,449,029
0.625%	02/15/43		904	770,054
U.S. Treasury Notes
1.125%	05/31/19		2,571	2,484,229
1.250%	10/31/18		988	972,253
1.500%	08/31/18-12/31/18		1,126	1,120,969
1.625%	08/15/22	(a)	675	627,645
2.000%	09/30/20		1,284	1,268,753
2.000%	11/30/20		4,778	4,706,330
2.125%	01/31/21		773	765,451
2.750%	02/15/24		2,465	2,470,393

TOTAL U.S. TREASURY OBLIGATIONS (cost $26,104,569)				26,106,798

TOTAL LONG-TERM INVESTMENTS (cost $514,749,116)				589,863,317

Shares
SHORT-TERM INVESTMENTS — 21.7%
AFFILIATED MONEY MARKET MUTUAL FUND — 20.3%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $140,629,783; includes $46,714,126 of cash collateral received for securities on loan)(b)(w)	140,629,783	140,629,783

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. GOVERNMENT AGENCY OBLIGATION — 0.9%
Federal Home Loan Bank (cost $6,397,854)
3.499%	04/24/14-04/25/14	6,398	6,397,854

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATION(n) — 0.5%
U.S. Treasury Bills (cost $3,153,937)
0.051%	04/17/14	3,154	$3,153,937

TOTAL SHORT-TERM INVESTMENTS (cost $150,181,574)			150,181,574

TOTAL INVESTMENTS — 106.7% (cost $664,930,690)			740,044,891
Liabilities in excess of other assets(x) — (6.7)%			(46,480,759)

NET ASSETS — 100.0%			$693,564,132

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
EAFE	Europe, Australasia, Far East
FHLMC	Federal Home Loan Mortgage Corporation
FREMF	Freddie Mac Mortgage Trust
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
PRFC	Preference Shares
QMTF	Quote Multilateral Trading Facility
REMICS	Real Estate Mortgage Investment Conduit
TIPS	Treasury Inflation Protected Securities
XHKG	Hong Kong Stock Exchange
USA	United States of America
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $46,149,310; cash collateral of $46,714,126 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2014.
(n)	Rate shown reflects yield to maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014

Financial futures contracts open at March 31, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions:
65	5 Year U.S. Treasury Notes	Jun. 2014	$7,774,062	$7,731,953	$(42,109)
42	10 Year U.S. Treasury Notes	Jun. 2014	5,209,962	5,187,000	(22,962)
35	20 Year U.S. Treasury Bonds	Jun. 2014	4,609,372	4,662,656	53,284
143	MSCI EAFE Mini Index	Jun. 2014	13,283,090	13,549,250	266,160
32	Russell 2000 Mini Index	Jun. 2014	3,759,938	3,745,600	(14,338)
307	S&P 500 E-Mini	Jun. 2014	28,242,988	28,621,610	378,622
17	S&P Mid 400 E-Mini	Jun. 2014	2,312,204	2,337,330	25,126

					643,783

(1)	Cash of $2,535,000 has been segregated to cover requirement for open futures contracts as of March 31, 2014.

Forward foreign currency exchange contracts outstanding at March 31, 2014:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation Depreciation
Canadian Dollar,
Expiring 05/22/14	Barclays Capital Group	CAD	360	$322,538	$324,950	$2,412
Euro,
Expiring 04/10/14	Barclays Capital Group	EUR	83	113,834	113,824	(10)

				$436,372	$438,774	$2,402

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Depreciation
Australian Dollar,
Expiring 06/11/14	Westpac Banking Corp.	AUD	794	$715,877	$732,702	$(16,825)
Expiring 06/11/14	Westpac Banking Corp.	AUD	291	262,799	268,532	(5,733)
Canadian Dollar,
Expiring 05/22/14	Barclays Capital Group	CAD	360	323,553	324,950	(1,397)
Euro,
Expiring 04/10/14	Barclays Capital Group	EUR	184	249,768	253,226	(3,458)
New Zealand Dollar,
Expiring 05/13/14	Westpac Banking Corp.	NZD	1,203	992,080	1,040,058	(47,978)
Expiring 05/13/14	Westpac Banking Corp.	NZD	187	153,366	161,535	(8,169)

				$2,697,443	$2,781,003	$(83,560)

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$321,412,067	$97,405,237	$—
Exchange Traded Funds	3,459,913	—	—
Preferred Stocks	677,098	648,243	—
Warrants	358,109	—	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	7,223,116	—
Residential Mortgage-Backed Securities	—	4,056,287	—
Certificates of Deposit	—	2,469,620	238,997
Commercial Mortgage-Backed Securities	—	11,768,648	733,898
Corporate Bonds	—	65,288,921	2,228,406
Foreign Government Bonds	—	4,294,268	—
Municipal Bonds	—	1,557,998	—
Residential Mortgage-Backed Securities	—	1,776,016	—
U.S. Government Agency Obligations	—	44,557,531	—
U.S. Treasury Obligations	—	29,260,735	—
Affiliated Money Market Mutual Fund	140,629,783	—	—
Other Financial Instruments*
Futures	643,783	—	—
Foreign Forward Currency Contracts	—	(81,158)	—

Total	$467,180,753	$270,225,462	$3,201,301

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2014 categorized by risk exposure:

Derivative Fair Value at 3/31/14
Equity contracts	$1,013,679
Foreign exchange contracts	(81,158)
Interest rate contracts	(11,787)

Total	$920,734

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.2%
COMMON STOCKS — 92.8%
Argentina — 0.8%
Adecoagro SA*	43,900	$358,224
Arcos Dorados Holdings, Inc. (Class A Stock)	57,700	581,616
Banco Macro SA, ADR*(a)	14,490	407,894
BBVA Banco Frances SA, ADR*(a)	17,400	145,638
Cresud SACIF y A, ADR	12,101	112,418
Grupo Financiero Galicia SA, ADR(a)	27,730	341,356
IRSA Inversiones y Representaciones SA, ADR	13,380	141,560
MercadoLibre, Inc.	9,300	884,523
Pampa Energia SA, ADR*	44,400	258,852
Petrobras Argentina SA (Class B Stock)*(g)	96,144	64,889
Petrobras Argentina SA, ADR*	176,788	981,173
Telecom Argentina SA, ADR	34,030	648,952
Transportadora de Gas del Sur SA, ADR	68,030	163,272

		5,090,367

Bahrain — 0.3%
Ahli United Bank BSC(g)	1,155,000	902,184
Al-Salam Bank	922,000	537,398
Gulf Finance House EC*	1,479,000	275,979
Ithmaar Bank BSC*	1,360,000	231,777

		1,947,338

Belgium
Viohalco SA*	37,903	245,944

Botswana — 0.8%
Barclays Bank of Botswana Ltd.(g)	272,230	118,358
Botswana Insurance Holdings Ltd.	425,050	538,827
First National Bank of Botswana(g)	2,827,716	1,208,849
Letshego Holdings Ltd.(g)	8,368,728	2,137,038
Sechaba Breweries Ltd.(g)	464,634	1,140,407
Standard Chartered Bank Botswana Ltd.(g)	245,110	330,024

		5,473,503

Brazil — 3.6%
ALL - America Latina Logistica SA	109,600	363,240
AMBEV SA	64,600	480,585
AMBEV SA, ADR	291,000	2,156,310
Banco Bradesco SA, ADR	7,560	103,345
Banco do Brasil SA	98,775	987,750
Banco Santander Brasil SA	73,700	406,990
BM&FBovespa SA	130,799	649,095
BR Malls Participacoes SA	33,100	284,319
BR Properties SA	20,100	164,769
BRF SA	57,360	1,148,464
Brookfield Incorporacoes SA*	226,200	146,546
CCR SA	142,500	1,085,864
CETIP SA - Mercados Organizados	35,500	428,065
Cia de Saneamento Basico do Estado de Sao Paulo	7,200	66,796
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	46,200	427,812
Cia de Saneamento de Minas Gerais-COPASA	19,000	307,232
Cia Energetica de Minas Gerais, ADR(a)	99,096	673,853
Cia Hering	25,600	310,494
Cia Paranaense de Energia, ADR(a)	15,400	201,894
Cia Siderurgica Nacional SA	52,700	229,242
Cielo SA	55,416	1,756,997

	Shares	Value
COMMON STOCKS (Continued)
Brazil (cont’d.)
Cosan SA Industria e Comercio	13,900	$215,208
CPFL Energia SA	8,200	67,147
CPFL Energia SA, ADR	13,800	225,354
Cyrela Brazil Realty SA Empreendimentos e Participacoes	22,600	136,955
EcoRodovias Infraestrutura e Logistica SA	22,700	135,460
EDP - Energias do Brasil SA	41,100	184,579
Embraer SA, ADR	25,400	901,446
Even Construtora e Incorporadora SA	64,600	214,100
Hypermarcas SA	29,500	213,742
Iochpe-Maxion SA	19,300	190,618
JBS SA	102,267	348,853
Light SA	26,100	214,413
Localiza Rent A Car SA	27,615	400,898
Lojas Renner SA	10,300	291,659
Marfrig Alimentos SA*	85,440	166,437
MRV Engenharia e Participacoes SA	39,900	141,030
Multiplan Empreendimentos Imobiliarios SA	13,200	281,453
Natura Cosmeticos SA	15,100	252,820
OGX Petroleo e Gas Participacoes SA*	243,700	26,851
PDG Realty SA Empreendimentos e Participacoes*	162,300	103,718
Petroleo Brasileiro SA, ADR	193,300	2,681,071
Qualicorp SA*	31,200	313,788
Souza Cruz SA	38,900	352,312
Tim Participacoes SA	195,333	1,013,252
Totvs SA	24,500	379,863
Tractebel Energia SA	27,600	431,820
Ultrapar Participacoes SA	29,900	718,839
WEG SA	51,100	713,013

		23,696,361

Bulgaria — 0.4%
CB First Investment Bank AD*(g)	155,563	448,160
Central Cooperative Bank AD*(g)	87,402	88,836
Chimimport AD*(g)	265,946	402,548
Corporate Commercial Bank AD*(g)	3,940	258,096
Industrial Holding Bulgaria PLC*(g)	72,512	72,017
MonBat AD(g)	48,227	302,332
Olovno Tzinkov Komplex AD*(g)	9,086	448
Petrol AD*(g)	90,727	250,511
Sopharma AD Sofia(g)	197,237	638,933

		2,461,881

Chile — 3.1%
AES Gener SA	507,000	281,063
Aguas Andinas SA (Class A Stock)	561,800	352,217
Almendral SA(g)	2,494,900	225,206
Antarchile SA	50,600	673,590
Banco de Chile	11,129,496	1,404,442
Banco de Credito e Inversiones	12,618	736,061
Banco Santander Chile	19,296,850	1,133,091
Banmedica SA	110,559	179,435
Besalco SA	115,400	111,533
CAP SA	20,750	336,389
Cencosud SA	278,322	923,214
Cia Cervecerias Unidas SA, ADR	22,650	506,907
Cia General de Electricidad SA	56,510	276,174
Colbun SA	1,591,750	393,021
Corpbanca SA	66,000,900	788,220
E.CL SA	98,700	133,190

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Chile (cont’d.)
Embotelladora Andina SA (Class B Stock), ADR	9,150	$193,980
Empresa Nacional de Electricidad SA	769,400	1,114,025
Empresas CMPC SA	375,220	862,826
Empresas COPEC SA	143,050	1,875,595
Enersis SA	3,954,600	1,235,328
ENTEL Chile SA	23,550	288,462
Forus SA.	18,500	82,650
Latam Airlines Group SA, ADR(a)	67,183	1,011,104
Masisa SA	2,748,650	149,869
Parque Arauco SA	180,832	345,258
Quinenco SA	97,600	211,797
Ripley Corp. SA	341,500	212,980
SACI Falabella	234,150	2,069,615
Salfacorp SA	212,800	195,968
Sigdo Koppers SA	133,519	223,029
Sociedad Quimica y Minera de Chile SA, ADR	32,600	1,034,724
Sonda SA	311,725	756,041
Vina Concha y Toro SA	139,650	287,768

		20,604,772

China — 8.6%
AAC Technologies Holdings, Inc.	86,500	449,029
Agricultural Bank of China Ltd. (Class H Stock)	1,444,000	631,244
Air China Ltd. (Class H Stock)	390,000	230,935
Aluminum Corp. of China Ltd. (Class H Stock)*	1,066,000	367,255
Anhui Conch Cement Co. Ltd. (Class H Stock)	132,000	567,773
AviChina Industry & Technology Co. Ltd. (Class H Stock)	692,000	386,299
Baidu, Inc., ADR*	14,400	2,194,272
Bank of China Ltd. (Class H Stock)	3,196,000	1,419,897
Bank of Communications Co. Ltd. (Class H Stock)	649,800	425,737
BBMG Corp. (Class H Stock)	342,000	266,714
Beijing Capital International Airport Co. Ltd. (Class H Stock)	506,000	348,287
Beijing Enterprises Holdings Ltd.	29,000	260,140
Brilliance China Automotive Holdings Ltd.	350,000	535,418
BYD Co. Ltd. (Class H Stock)*	59,000	366,018
China Agri-Industries Holdings Ltd.	804,000	314,388
China CITIC Bank Corp. Ltd. (Class H Stock)	394,000	227,583
China Coal Energy Co. Ltd. (Class H Stock)	437,000	247,007
China Communications Construction Co. Ltd. (Class H Stock)	460,000	321,718
China Communications Services Corp. Ltd. (Class H Stock)	396,000	183,482
China Construction Bank Corp. (Class H Stock)	3,801,670	2,668,550
China Everbright Ltd.	172,000	220,212
China Life Insurance Co. Ltd. (Class H Stock)	397,000	1,122,571
China Longyuan Power Group Corp. (Class H Stock)	395,000	398,034
China Mengniu Dairy Co. Ltd.	158,000	792,952
China Merchants Bank Co. Ltd. (Class H Stock)	270,269	491,641

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
China Merchants Holdings International Co. Ltd.	148,000	$510,282
China Minsheng Banking Corp Ltd. (Class H Stock)	349,000	350,814
China Mobile Ltd.	486,000	4,462,176
China National Building Material Co. Ltd. (Class H Stock)	516,000	518,957
China Oilfield Services Ltd. (Class H Stock)	138,000	325,375
China Overseas Land & Investment Ltd.	254,720	661,834
China Pacific Insurance Group Co. Ltd. (Class H Stock)	107,400	384,514
China Petroleum & Chemical Corp. (Class H Stock)	2,029,000	1,814,865
China Railway Group Ltd. (Class H Stock)	363,000	169,617
China Resources Enterprise Ltd.	178,000	503,229
China Resources Land Ltd.	128,000	281,631
China Resources Power Holdings Co. Ltd.	187,400	489,526
China Shanshui Cement Group Ltd.	551,000	232,895
China Shenhua Energy Co. Ltd. (Class H Stock)	307,500	890,371
China Shipping Container Lines Co. Ltd. (Class H Stock)*	1,105,000	251,623
China Shipping Development Co. Ltd. (Class H Stock)*	590,000	337,545
China Taiping Insurance Holdings Co. Ltd.*	119,600	214,629
China Telecom Corp. Ltd. (Class H Stock)	1,682,000	776,187
China Unicom Hong Kong Ltd.	564,052	744,269
China Vanke Co. Ltd. (Class B Stock)	136,500	227,554
China Yurun Food Group Ltd.*	741,000	382,751
Chongqing Changan Automobile Co. Ltd. (Class B Stock)	203,704	338,259
CITIC Pacific Ltd.	343,000	608,481
CNOOC Ltd. (Class H Stock)	1,419,000	2,148,398
COSCO Pacific Ltd.	252,000	322,544
Country Garden Holdings Co. Ltd.	546,831	228,244
Ctrip.com International Ltd., ADR*(a)	15,000	756,300
Datang International Power Generation Co. Ltd. (Class H Stock)	892,000	325,692
Dongfeng Motor Group Co. Ltd. (Class H Stock)	322,000	456,733
Evergrande Real Estate Group Ltd.	276,000	130,607
Golden Eagle Retail Group Ltd.	242,000	334,657
Guangdong Investment Ltd.	306,000	292,576
Guangzhou Automobile Group Co. Ltd. (Class H Stock)	187,909	198,099
Huaneng Power International, Inc. (Class H Stock)	402,000	385,850
Industrial & Commercial Bank of China Ltd. (Class H Stock)	3,799,000	2,342,008
Inner Mongolia Yitai Coal Co. Ltd. (Class B Stock)	201,784	243,352
Jiangsu Expressway Co. Ltd. (Class H Stock)	160,000	182,405
Jiangxi Copper Co. Ltd. (Class H Stock)	129,000	217,374
Kunlun Energy Co. Ltd.	374,000	626,690
Lenovo Group Ltd.	486,000	537,575
Li Ning Co. Ltd.*	247,750	167,706
Mindray Medical International Ltd., ADR(a)	16,000	517,760
NetEase, Inc., ADR(a)	7,500	504,750
New Oriental Education & Technology Group, Inc., ADR	16,800	493,080

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
Nine Dragons Paper Holdings Ltd.	289,000	$225,869
NVC Lighting Holdings Ltd.	1,254,000	352,757
PetroChina Co. Ltd. (Class H Stock)	1,796,000	1,950,874
PICC Property & Casualty Co. Ltd. (Class H Stock)	316,000	433,730
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	108,500	901,729
Real Gold Mining Ltd.*	209,000	—
Shandong Weigao Group Medical Polymer Co. Ltd. (Class H Stock)	120,000	137,047
Shanghai Electric Group Co. Ltd. (Class H Stock)	1,012,000	359,788
Shanghai Industrial Holdings Ltd	85,000	283,871
Sihuan Pharmaceutical Holdings Group Ltd.	379,000	457,854
SINA Corp.*	6,900	416,829
Sino-Ocean Land Holdings Ltd.	445,500	244,109
Sinopharm Group Co. Ltd. (Class H Stock)	245,200	673,975
Soho China Ltd.	132,000	108,606
Sohu.com, Inc.*	5,500	357,995
Tencent Holdings Ltd.	47,900	3,343,429
Tingyi Cayman Islands Holding Corp.	192,000	551,548
Tsingtao Brewery Co. Ltd. (Class H Stock)	30,000	220,062
Want Want China Holdings Ltd.	753,400	1,127,179
Weichai Power Co. Ltd. (Class H Stock)	52,000	197,436
WuXi PharmaTech Cayman, Inc., ADR*	5,000	184,300
Yangzijiang Shipbuilding Holdings Ltd.	330,000	283,945
Yantai Changyu Pioneer Wine Co. Ltd. (Class B Stock)	108,690	264,753
Zhejiang Expressway Co. Ltd. (Class H Stock)	430,000	391,742
Zhongsheng Group Holdings Ltd.	270,000	372,676
Zijin Mining Group Co. Ltd. (Class H Stock)	1,492,000	316,692
ZTE Corp. (Class H Stock)*	110,608	215,432

		56,701,167

Colombia — 1.4%
Almacenes Exito SA	58,958	879,015
Banco de Bogota SA	13,800	489,453
BanColombia SA, ADR(a)	20,700	1,169,136
Cementos Argos SA	55,300	281,556
Corporacion Financiera Colombiana SA	15,814	300,411
Ecopetrol SA	578,800	1,178,475
Empresa de Energia de Bogota SA	635,800	514,266
Grupo Argos SA	47,100	493,944
Grupo Aval Acciones y Valores(g)	660,800	433,956
Grupo de Inversiones Suramericana SA	29,900	550,407
Grupo Nutresa SA	75,282	1,044,512
Grupo Odinsa SA(g)	93,314	383,299
Interconexion Electrica SA ESP	135,800	599,825
Isagen SA ESP	384,100	623,305

		8,941,560

Croatia — 0.5%
Atlantska Plovidba dd*(g)	2,227	156,490
Ericsson Nikola Tesla(g)	2,615	755,442
Hrvatski Telekom dd(g)	30,545	907,687
Koncar-Elektroindustrija dd(g)	1,210	142,111
Petrokemija dd*(g)	14,297	180,587
Podravka prehrambena industija dd*(g)	14,200	732,977
Zagrebacka Banka dd(g)	55,500	284,310

		3,159,604

	Shares	Value
COMMON STOCKS (Continued)
Czech Republic — 1.4%
CEZ A/S	114,550	$3,287,653
Komercni Banka A/S	11,500	2,747,986
Pegas Nonwovens SA(g)	31,207	945,311
Telefonica Czech Republic A/S	77,300	1,159,909
Unipetrol A/S*(g)	122,000	884,404

		9,025,263

Egypt — 0.3%
Global Telecom Holding, GDR*	523,100	1,697,983

Estonia — 0.7%
Merko Ehitus A/S(g)	32,608	348,150
Nordecon A/S*(g)	60,000	80,180
Olympic Entertainment Group A/S(g)	350,536	903,057
Tallink Group A/S(g)	2,334,200	2,514,699
Tallinna Kaubamaja A/S(g)	88,428	682,211
Tallinna Vesi A/S (Class A Stock)(g)	21,500	373,207

		4,901,504

France
Lafarge Cement WAPCO Nigeria PLC	272,900	181,051

Ghana — 0.5%
CAL Bank Ltd.(g)	1,140,075	415,150
Ecobank Transnational, Inc.	1,910,859	152,996
Ghana Commercial Bank Ltd.(g)	1,190,800	1,809,706
Standard Chartered Bank Ghana Ltd.(g)	78,000	578,787

		2,956,639

Greece — 1.3%
Alpha Bank A.E.*	398,600	391,132
Costamare, Inc.(a)	9,200	197,800
Diana Shipping, Inc.*	21,300	255,387
DryShips, Inc.*(a)	121,600	392,768
Ellaktor SA*	61,741	345,233
Folli Follie SA*	8,616	318,113
Frigoglass SA*	12,982	84,314
GEK Terna Holding Real Estate Construction SA*	47,389	260,934
Hellenic Exchanges SA Holding Clearing Settlement and Registry	15,759	196,834
Hellenic Petroleum SA	27,540	275,506
Hellenic Telecommunications Organization SA*	44,100	727,917
Intralot SA-Integrated Lottery Systems & Services	40,700	129,374
Jumbo SA*	35,963	644,089
Marfin Investment Group Holdings SA*	145,802	106,039
Metka SA	12,200	228,411
Motor Oil Hellas Corinth Refineries SA	22,778	298,113
Mytilineos Holdings SA*	21,557	207,245
National Bank of Greece SA*	115,800	633,607
OPAP SA	50,600	812,452
Piraeus Bank SA*	287,900	788,965
Public Power Corp. SA	35,195	581,654
Titan Cement Co. SA*	18,561	649,240

		8,525,127

Hong Kong — 0.3%
Chaoda Modern Agriculture Holdings Ltd.*	821,520	65,722
China High Speed Transmission Equipment Group Co. Ltd.*	619,000	462,644
Kingboard Chemical Holdings Ltd.	165,000	322,642

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hong Kong (cont’d.)
Ports Design Ltd.	432,500	$226,384
Shimao Property Holdings Ltd.	89,000	195,926
Sino Biopharmaceutical Ltd.	532,000	454,120

		1,727,438

Hungary — 1.4%
Magyar Telekom Telecommunications PLC	747,590	1,014,812
MOL Hungarian Oil & Gas PLC	39,280	2,210,650
OTP Bank PLC	167,450	3,208,411
Richter Gedeon Nyrt.	147,000	2,564,184

		8,998,057

India — 6.2%
ACC Ltd.	6,400	150,132
Adani Enterprises Ltd.	25,200	155,597
Adani Power Ltd.*	366,900	299,221
Ambuja Cements Ltd.	111,900	379,690
Apollo Hospitals Enterprise Ltd.	17,200	264,369
Asian Paints Ltd.	40,000	367,318
Axis Bank Ltd.	34,600	848,815
Bajaj Auto Ltd.	11,100	387,509
Bharat Heavy Electricals Ltd.	56,100	184,446
Bharti Airtel Ltd.	227,780	1,212,334
Bosch Ltd.	2,600	474,938
Cairn India Ltd.	63,680	355,583
Canara Bank	30,000	133,115
Cipla Ltd.	37,410	239,866
Coal India Ltd.	104,550	505,242
Colgate-Palmolive India Ltd.	8,400	193,087
Crompton Greaves Ltd.	59,700	160,507
DLF Ltd.	54,830	162,589
Dr. Reddy’s Laboratories Ltd.	11,300	487,930
Essar Oil Ltd.*	157,350	134,788
GAIL India Ltd.	71,300	449,360
Glenmark Pharmaceuticals Ltd.	20,690	196,056
Godrej Consumer Products Ltd.	11,200	161,191
HCL Technologies Ltd.	26,200	610,507
HDFC Bank Ltd.	110,700	1,396,615
Hero MotorCorp Ltd.	10,700	408,063
Hindalco Industries Ltd.	199,300	473,997
Hindustan Unilever Ltd.	65,500	664,444
Housing Development Finance Corp.	138,300	2,049,530
ICICI Bank Ltd., ADR(a)	32,180	1,409,484
Idea Cellular Ltd.	185,260	426,971
IDFC Ltd.	170,670	350,160
IFCI Ltd.*	352,400	157,043
Indian Oil Corp. Ltd.*	97,500	460,826
Infosys Ltd., ADR	49,030	2,656,445
ITC Ltd.	221,540	1,310,428
Jaiprakash Associates Ltd.	202,105	182,165
Jindal Steel & Power Ltd.	79,160	388,025
JSW Energy Ltd.	299,700	298,109
Kotak Mahindra Bank Ltd.	42,258	553,792
Larsen & Toubro Ltd., GDR, RegS	26,293	558,069
LIC Housing Finance Ltd.	35,100	139,020
Lupin Ltd.	20,599	321,835
Mahindra & Mahindra Ltd., GDR	39,160	638,308
Maruti Suzuki India Ltd.	9,690	320,179
Mundra Port & Special Economic Zone Ltd.	131,800	414,537
Nestle India Ltd.	4,700	395,749
NHPC Ltd.	846,600	271,056

	Shares	Value
COMMON STOCKS (Continued)
India (cont’d.)
NTPC Ltd.	366,500	$737,097
Oil & Natural Gas Corp. Ltd.	207,820	1,111,938
Oil India Ltd.	28,200	228,626
Oracle Financial Services Software Ltd.*	7,600	392,894
Power Grid Corp. of India Ltd.	348,290	613,557
Ranbaxy Laboratories Ltd., GDR, RegS*	33,030	196,363
Reliance Capital Ltd.	48,100	279,128
Reliance Communications Ltd.	157,500	339,908
Reliance Industries Ltd., GDR, 144A	92,600	2,870,600
Reliance Infrastructure Ltd.	49,750	362,170
Reliance Power Ltd.*	148,647	176,154
Rural Electrification Corp. Ltd.	45,700	176,165
Sesa Sterlite Ltd.	166,972	527,329
Siemens Ltd.	18,100	234,188
State Bank of India, GDR, RegS	9,838	625,697
Steel Authority of India Ltd.	221,400	264,986
Sun Pharmaceutical Industries Ltd.	81,300	783,805
Suzlon Energy Ltd.*	890,100	165,537
Tata Communications Ltd.	48,000	247,096
Tata Consultancy Services Ltd.	45,460	1,624,324
Tata Motors Ltd., ADR(a)	18,790	665,354
Tata Power Co. Ltd.	272,300	389,220
Tata Steel Ltd.	44,690	295,194
Tech Mahindra Ltd.	5,452	164,105
Titan Co. Ltd.	45,100	198,678
Ultra Tech Cement Ltd.	12,300	451,091
Unitech Ltd.*	673,490	158,408
Wipro Ltd.	108,570	995,115
Yes Bank Ltd.	48,000	333,919
Zee Entertainment Enterprises Ltd.	75,800	344,757

		40,712,443

Indonesia — 2.7%
Adaro Energy Tbk PT	6,554,100	570,228
AKR Corporindo Tbk PT	1,184,900	508,147
Astra Agro Lestari Tbk PT	44,000	101,090
Astra International Tbk PT	2,103,600	1,375,976
Bank Central Asia Tbk PT	1,559,500	1,464,679
Bank Danamon Indonesia Tbk PT	558,500	214,758
Bank Mandiri Persero Tbk PT	959,000	807,717
Bank Negara Indonesia Persero Tbk PT	1,173,000	516,847
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,379,700	127,332
Bank Rakyat Indonesia Persero Tbk PT	1,087,500	924,570
Bank Tabungan Negara Persero Tbk PT	1,200,100	136,760
Berlian Laju Tanker Tbk PT*	6,511,500	—
Borneo Lumbung Energi & Metal Tbk PT*	5,543,500	60,586
Bumi Resources Tbk PT*	7,746,000	184,719
Bumi Serpong Damai PT	1,852,000	269,300
Charoen Pokphand Indonesia Tbk PT	1,426,500	505,394
Energi Mega Persada Tbk PT*	23,809,500	209,125
Gudang Garam Tbk PT	119,500	523,098
Indo Tambangraya Megah Tbk PT	145,000	312,649
Indocement Tunggal Prakarsa Tbk PT	331,500	686,380
Indofood Sukses Makmur Tbk PT	771,000	498,864
Indosat Tbk PT	466,000	162,684
Jasa Marga Persero Tbk PT	731,000	388,540
Kalbe Farma Tbk PT	4,300,500	557,841
Lippo Karawaci Tbk PT	4,767,000	457,691
Perusahaan Gas Negara Persero Tbk PT	2,693,500	1,222,404

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Indonesia (cont’d.)
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,026,200	$200,895
Semen Indonesia Persero Tbk PT	701,000	985,407
Tambang Batubara Bukit Asam Persero Tbk PT	232,500	192,014
Telekomunikasi Indonesia Persero Tbk PT	7,205,300	1,408,425
Unilever Indonesia Tbk PT	196,500	509,861
United Tractors Tbk PT	757,500	1,391,684
Vale Indonesia Tbk PT	1,106,500	276,419
Xl Axiata Tbk PT	775,800	301,567

		18,053,651

Jordan — 0.7%
Al Eqbal Co. for Investment PLC(g)	11,500	210,817
Arab Bank PLC(g)	158,550	2,036,456
Arab Potash Co.(g)	23,463	888,291
Cairo Amman Bank(g)	32,558	175,169
Capital Bank of Jordan(g)	232,807	638,966
Jordan Telecommunications Co. PSC	69,600	330,050
Jordanian Electric Power Co.(g)	95,667	391,773

		4,671,522

Kazakhstan — 0.5%
Halyk Savings Bank of Kazakhstan JSC, GDR, RegS	188,191	1,561,985
Kazkommertsbank JSC, GDR, RegS*(g)	274,500	576,725
KazMunaiGas Exploration Production JSC, GDR, RegS	99,000	1,386,000

		3,524,710

Kenya — 0.8%
ARM Cement Ltd.(g)	451,200	470,000
Bamburi Cement Co. Ltd.(g)	39,100	90,962
Barclays Bank of Kenya Ltd.(g)	1,106,400	206,169
Co-operative Bank of Kenya Ltd.	1,129,820	261,532
East African Breweries Ltd.	276,200	859,928
Equity Bank Ltd.	1,204,200	441,711
Kenya Airways Ltd.*(g)	628,600	90,943
Kenya Commercial Bank Ltd.	1,006,740	535,996
Kenya Electricity Generating Co. Ltd.(g)	1,664,200	231,139
Kenya Power & Lighting Co. Ltd.*(g)	1,162,905	195,163
Mumias Sugar Co. Ltd.*	1,339,200	51,925
Safaricom Ltd.	10,108,500	1,444,907
Standard Chartered Bank Kenya Ltd.(g)	90,598	327,159

		5,207,534

Kuwait — 1.6%
Agility Public Warehousing Co. KSC	173,250	467,978
Al Ahli Bank of Kuwait KSC(g)	175,382	280,213
Al-Qurain Petrochemicals Co.	600,000	515,533
Aviation Lease & Finance Co. KSCC	230,000	204,154
Boubyan Petrochemicals Co.	167,500	422,244
Burgan Bank SAK	175,614	349,170
Commercial Bank of Kuwait SAK*(g)	210,000	559,205
Gulf Bank KSC*	351,250	461,433
Gulf Cable & Electrical Industries Co.*	67,500	189,331
Kuwait Cement Co.(g)	169,050	249,479
Kuwait Finance House	426,304	1,380,168
Kuwait Foods Americana	87,500	789,100
Kuwait International Bank	170,317	181,413
Kuwait Portland Cement Co.(g)	66,000	314,007
Kuwait Projects Co. Holding KSC	150,670	379,475

	Shares	Value
COMMON STOCKS (Continued)
Kuwait (cont’d.)
Mabanee Co. SAKC	83,418	$331,717
Mena Holding Group*	19,000	—
Mobile Telecommunications Co. KSC	666,500	1,585,496
National Bank of Kuwait	431,633	1,517,190
National Industries Group Holding*	442,500	383,348
Sultan Center Food Products Co.*	430,000	152,101

		10,712,755

Latvia — 0.1%
Grindeks A/S*(g)	52,160	590,678
Latvian Shipping Co.*(g)	332,621	228,661
Ventspils Nafta*(g)	78,610	109,381

		928,720

Lebanon — 0.5%
Banque Audi sal - Audi Saradar Group	72,521	464,860
Byblos Bank sal	118,400	201,280
Solidere, GDR, RegS*(g)	210,465	2,725,522

		3,391,662

Lithuania — 0.2%
AB Amber Grid*(g)	73,506	72,405
Apranga PVA(g)	78,286	289,041
Klaipedos Nafta PVA(g)	513,391	205,818
Lietuvos Dujos AB(g)	119,784	110,830
Pieno Zvaigzdes(g)	111,220	277,334
Rokiskio Suris(g)	145,010	339,616
Siauliu Bankas(g)	481,652	199,065

		1,494,109

Malaysia — 3.0%
AirAsia Bhd	263,500	205,967
Alliance Financial Group Bhd	116,300	157,143
AMMB Holdings Bhd	160,300	352,696
Axiata Group Bhd	362,225	740,453
Batu Kawan Bhd(g)	113,700	686,962
Berjaya Corp. Bhd	807,700	131,180
Berjaya Sports Toto Bhd	139,136	169,110
Boustead Holdings Bhd	131,760	218,751
British American Tobacco Malaysia Bhd	13,000	235,358
Bumi Armada Bhd	132,100	158,266
CIMB Group Holdings Bhd	244,700	536,487
Dialog Group Bhd	345,100	379,778
DiGi.Com Bhd	344,600	569,269
Felda Global Ventures Holdings Bhd	303,600	432,364
Gamuda Bhd	257,200	371,230
Genting Bhd	247,500	759,112
Genting Malaysia Bhd	345,400	444,415
Hong Leong Bank Bhd	54,000	233,995
Hong Leong Financial Group Bhd	43,900	210,998
IHH Healthcare Bhd*	252,600	297,831
IJM Corp. Bhd	156,640	294,955
IOI Corp. Bhd	246,946	362,776
IOI Properties Group Bhd*	123,472	100,577
Kian Joo Can Factory Bhd	294,600	297,240
Kuala Lumpur Kepong Bhd	72,800	539,972
Kulim Malaysia Bhd	328,900	338,671
Lafarge Malaysia Bhd	80,600	223,128
Magnum Bhd	177,450	162,479
Malayan Banking Bhd	274,850	815,800
Malaysia Airports Holdings Bhd	84,400	206,768

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Malaysia (cont’d.)
Malaysia Marine & Heavy Engineering Holdings Bhd	205,700	$237,155
Malaysian Resources Corp. Bhd	273,300	137,331
Maxis Bhd	178,700	381,026
MMC Corp. Bhd	347,200	299,773
Parkson Holdings Bhd	168,491	154,824
Petronas Chemicals Group Bhd	430,200	911,122
Petronas Dagangan Bhd	74,600	701,847
Petronas Gas Bhd	59,200	431,790
PPB Group Bhd	58,500	298,240
Public Bank Bhd	124,437	730,714
RHB Capital Bhd	131,100	338,310
Sapurakencana Petroleum Bhd*	629,605	869,578
Sime Darby Bhd	550,600	1,570,834
Tan Chong Motor Holdings Bhd(g)	144,700	245,044
Telekom Malaysia Bhd	269,800	486,700
Tenaga Nasional Bhd	202,300	740,882
UEM Sunrise Bhd	189,900	128,197
UMW Holdings Bhd	47,000	158,250
WCT Holdings Bhd	204,715	136,175
YTL Corp. Bhd	668,441	313,356

		19,904,879

Mauritius — 0.7%
CIM Financial Services Ltd.(g)	202,500	53,686
Lux Island Resorts Ltd.*	76,628	99,413
Mauritius Commercial Bank(g)	310,260	2,216,143
New Mauritius Hotels Ltd.(g)	289,017	801,758
Rogers & Co. Ltd.	7,500	50,487
State Bank of Mauritius Ltd.(g)	25,450,000	896,246
Sun Resorts Ltd. (Class A Stock)*	155,200	211,402

		4,329,135

Mexico — 5.8%
Alfa SAB de CV (Class A Stock)	896,700	2,266,562
America Movil SAB de CV (Class L Stock)	2,018,690	2,013,201
America Movil SAB de CV (Class L Stock), ADR(a)	239,300	4,757,284
Arca Continental SAB de CV	136,899	816,749
Bolsa Mexicana de Valores SAB de CV	318,800	629,517
Cemex SAB de CV*	1,563,020	1,981,386
Cemex SAB de CV, ADR*(a)	120,947	1,527,561
Coca-Cola Femsa SAB de CV (Class L Stock)	58,300	613,075
Compartamos SAB de CV	539,600	986,990
Empresas ICA SAB de CV*(a)	265,500	443,330
Fomento Economico Mexicano SAB de CV	173,600	1,619,052
Fomento Economico Mexicano SAB de CV, ADR	7,800	727,272
Genomma Lab Internacional SAB de CV (Class B Stock)*(a)	122,600	315,433
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	151,106	884,726
Grupo Bimbo SAB de CV (Class A Stock)	340,400	918,041
Grupo Carso SAB de CV (Class A Stock)(a) .	248,100	1,301,739
Grupo Elektra SAB de CV	5,714	176,806
Grupo Financiero Banorte SAB de CV (Class O Stock)	533,100	3,605,178
Grupo Financiero Inbursa SAB de CV (Class O Stock)	1,127,500	2,912,993
Grupo Mexico SAB de CV (Class B Stock)	563,093	1,776,985

	Shares	Value
COMMON STOCKS (Continued)
Mexico (cont’d.)
Grupo Televisa SAB	154,900	$1,033,418
Grupo Televisa SAB, ADR	29,800	992,042
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV*(g)	414,000	983,034
Industrias CH SAB de CV (Class B Stock)*	52,900	293,400
Industrias Penoles SAB de CV	28,600	745,061
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	343,000	915,595
Mexichem SAB de CV	215,779	760,280
Minera Frisco SAB de CV (Class A1 Stock)*(a)	171,500	333,792
TV Azteca SAB de CV	444,600	270,734
Wal-Mart de Mexico SAB de CV (Class V Stock)	728,500	1,735,387

		38,336,623

Monaco
GasLog Ltd.	10,000	232,900

Morocco — 0.7%
Alliances Developpement Immobilier SA	3,456	207,558
Attijariwafa Bank	19,149	734,211
Banque Centrale Populaire	16,150	379,217
Banque Marocaine du Commerce Exterieur	.12,978	332,584
Cosumar(g)	1,134	266,691
Douja Promotion Groupe Addoha SA	52,400	391,929
Holcim Maroc SA(g)	1,165	222,284
Lafarge Ciments(g)	4,038	713,071
Managem	606	101,055
Maroc Telecom SA(g)	90,228	1,106,339
Wafa Assurance(g)	500	205,382

		4,660,321

Netherlands — 0.1%
New World Resources PLC (Class A Stock)*	220,900	125,824
VimpelCom Ltd., ADR	45,920	414,658

		540,482

Nigeria — 0.6%
Access Bank PLC	3,083,341	139,175
Afriland Properties PLC*	348,765	—
Dangote Cement PLC	251,609	368,808
FBN Holdings PLC	4,703,446	359,160
FCMB Group PLC*	4,570,883	93,329
Flour Mills of Nigeria PLC	318,992	131,424
Guaranty Trust Bank PLC	3,014,134	465,544
Guinness Nigeria PLC	189,500	229,627
Intercontinental Wapic Insurance PLC*	657,961	2,990
Nestle Nigeria PLC	45,604	290,119
Nigerian Breweries PLC	510,033	472,757
Oando PLC	4,436,011	438,091
Stanbic IBTC Holdings Co.(g)	947,767	117,717
UAC of Nigeria PLC(g)	761,932	252,799
United Bank for Africa PLC	4,180,353	177,295
Zenith Bank PLC	3,914,326	475,187

		4,014,022

Oman — 0.6%
Al Anwar Ceramic Tile Co.	166,152	257,212
Bank Dhofar SAOG	299,932	260,190
Bank Nizwa*	474,700	113,435
Bank Sohar	320,863	186,684

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oman (cont’d.)
BankMuscat SAOG	555,771	$919,150
Galfar Engineering & Contracting SAOG	184,780	119,507
HSBC Bank Oman SAOG	465,528	177,747
National Bank of Oman SAOG	380,050	287,297
Oman Cement Co. SAOG(g)	118,884	247,032
Oman Flour Mills Co. SAOG(g)	180,500	286,925
Oman Telecommunications Co. SAOG	134,837	525,339
Raysut Cement Co. SAOG	51,338	291,520
Renaissance Services SAOG	107,985	195,347
Shell Oman Marketing Co. SAOG(g)	33,500	191,429

		4,058,814

Pakistan — 0.7%
D.G. Khan Cement Co. Ltd.	159,200	149,366
Engro Corp. Ltd.*	100,998	191,588
Engro Fertilizers Ltd.*	10,100	6,134
Fatima Fertilizer Co. Ltd.	337,358	108,365
Fauji Fertilizer Co. Ltd.	246,487	277,931
Hub Power Co.	764,455	413,490
Lucky Cement Ltd.	107,400	346,291
MCB Bank Ltd.	445,547	1,138,706
Millat Tractors Ltd.(g)	46,290	219,415
National Bank of Pakistan	193,104	106,197
Nishat Mills Ltd.	117,175	139,409
Oil & Gas Development Co. Ltd.	231,700	568,360
Pakistan Oilfields Ltd.	33,000	182,952
Pakistan Petroleum Ltd.	152,389	346,883
Pakistan State Oil Co. Ltd.	58,532	254,081
Pakistan Telecommunication Co. Ltd.	554,800	172,535

		4,621,703

Panama — 0.3%
Copa Holdings SA (Class A Stock)	12,600	1,829,394

Peru — 1.1%
Alicorp SA	487,500	1,387,259
Casa Grande SAA(g)	24,600	53,815
Cia de Minas Buenaventura SA, ADR	48,200	605,874
Cia Minera Milpo SAA(g)	336,496	225,025
Credicorp Ltd.	18,050	2,489,456
Edegel SAA(g)	381,830	357,206
Ferreycorp SAA	896,207	481,369
Grana y Montero SAA	253,656	884,228
Intercorp Financial Services, Inc.	7,800	245,700
Luz del Sur Saa(g)	59,800	191,442
Minsur SA	224,995	123,250
Volcan Cia Minera SAA (Class B Stock)	1,076,683	409,793

		7,454,417

Philippines — 1.4%
Aboitiz Equity Ventures, Inc.	294,200	367,880
Aboitiz Power Corp.	269,800	223,956
Alliance Global Group, Inc.	667,700	425,351
Atlas Consolidated Mining & Development*	617,100	192,510
Ayala Corp.	22,740	293,686
Ayala Land, Inc.	800,600	535,852
Bank of the Philippine Islands	191,070	366,343
BDO Unibank, Inc.	190,126	361,115
DMCI Holdings, Inc.	215,000	335,641
Energy Development Corp.	1,239,600	156,716
Filinvest Land, Inc.	5,204,000	167,578
Globe Telecom, Inc.	5,300	196,886

	Shares	Value
COMMON STOCKS (Continued)
Philippines (cont’d.)
International Container Terminal Services, Inc.	126,900	$305,941
JG Summit Holdings, Inc.	446,600	493,117
Jollibee Foods Corp.	63,800	243,581
Lopez Holdings Corp.	1,153,900	119,839
Manila Electric Co.	29,600	187,562
Manila Water Co., Inc.	208,500	111,314
Metro Pacific Investments Corp.	1,946,600	205,864
Metropolitan Bank & Trust Co.*	129,895	224,319
Philex Mining Corp.	951,100	183,026
Philippine Long Distance Telephone Co.	10,400	633,098
Robinsons Land Corp.	229,700	112,485
San Miguel Corp.	234,400	397,419
Security Bank Corp.	66,120	156,287
Semirara Mining Corp.	55,600	508,473
SM Investments Corp.	55,662	875,965
SM Prime Holdings, Inc.	720,350	235,342
Top Frontier Investment Holdings, Inc.*	23,440	46,493
Universal Robina Corp.	154,500	490,265

		9,153,904

Poland — 3.1%
Agora SA*	43,400	160,847
AmRest Holdings SE*	8,833	263,196
Asseco Poland SA	48,738	756,360
Bank Handlowy w Warszawie SA	6,200	233,380
Bank Millennium SA*	127,100	376,723
Bank Pekao SA	25,500	1,659,936
Boryszew SA*	846,000	131,497
Budimex SA	5,800	264,242
CCC SA	9,200	398,576
Cyfrowy Polsat SA*	70,733	499,499
Enea SA	60,900	321,442
Eurocash SA	33,107	437,595
Getin Noble Bank SA*	453,927	479,125
Global City Holdings NV*	12,500	145,512
Globe Trade Centre SA*	102,300	244,122
Grupa Lotos SA*	17,944	225,617
ING Bank Slaski SA*	11,500	503,919
Jastrzebska Spolka Weglowa SA	9,300	141,054
KGHM Polska Miedz SA	25,300	912,333
Kopex SA	47,764	209,407
LPP SA	400	1,175,739
Lubelski Wegiel Bogdanka SA	7,530	312,276
mBank	3,450	615,489
Netia SA*	343,306	578,551
Orange Polska SA	225,800	772,878
Orbis SA(g)	31,900	461,019
PGE SA	240,167	1,500,524
Polimex- Mostostal SA*	1,465,600	53,408
Polski Koncern Naftowy Orlen SA	73,000	1,043,956
Polskie Gornictwo Naftowe I Gazownictwo SA	366,300	538,046
Powszechna Kasa Oszczednosci Bank Polski SA	156,200	2,196,625
Powszechny Zaklad Ubezpieczen SA	10,241	1,455,266
Synthos SA	146,900	237,242
Tauron Polska Energia SA	355,100	615,667
TVN SA	66,800	366,400

		20,287,468

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Qatar — 1.6%
Aamal Co.*(g)	75,560	$312,097
Al Meera Consumer Goods Co.	1,497	62,285
Barwa Real Estate Co.	39,700	397,409
Doha Bank QSC	12,950	219,637
Gulf International Services OSC	19,413	418,505
Industries Qatar QSC	36,730	1,883,789
Masraf Al Rayan	134,200	1,460,340
Omani Qatari Telecommunications Co. SAOG	350,700	546,545
Ooredoo QSC	21,703	820,735
Qatar Electricity & Water Co.	7,590	358,947
Qatar Gas Transport Co. Nakilat	103,200	571,090
Qatar International Islamic Bank	20,100	397,411
Qatar Islamic Bank	25,100	506,653
Qatar National Bank SAQ	24,459	1,260,146
Qatar National Cement Co.	8,847	292,288
Qatar Navigation	9,200	227,900
Qatari Investors Group	29,100	435,551
Vodafone Qatar*	193,000	647,963

		10,819,291

Romania — 0.7%
Antibiotice(g)	811,918	148,162
Banca Transilvania*(g)	3,011,827	1,602,699
Biofarm Bucuresti(g)	2,732,130	248,862
BRD-Groupe Societe Generale*(g)	453,870	1,149,162
OMV Petrom SA(g)	10,313,400	1,359,771
Transelectrica SA(g)	46,500	240,757

		4,749,413

Russia — 5.1%
Aeroflot - Russian Airlines OJSC	80,200	126,367
AvtoVAZ OAO*(g)	893,600	258,136
Federal Grid Co. Unified Energy System JSC*	105,161,400	231,255
Gazprom Neft OAO, ADR	15,900	327,540
Gazprom OAO, ADR	656,940	5,058,438
Inter RAO JSC*	857,704,758	195,474
LSR Group, GDR, RegS*	100,800	277,200
LUKOIL OAO, ADR	57,200	3,178,032
Magnit OJSC	15,100	3,487,845
Mail.Ru Group Ltd., GDR, RegS*	31,600	1,120,220
Mechel, ADR*(a)	44,600	92,322
MMC Norilsk Nickel OJSC, ADR	78,737	1,309,396
Mobile Telesystems OJSC	261,917	2,021,723
Mosenergo OAO	4,030,000	89,498
NovaTek OAO	95,800	958,888
Novolipetsk Steel OJSC, GDR, RegS	13,000	164,320
OJSC OTC Pharmstandard*	9,987	20,893
Pharmstandard OJSC, GDR, RegS*	9,987	86,887
PIK Group, GDR, RegS*	269,400	606,150
Polymetal International PLC	35,400	366,721
Rosneft OAO, GDR, RegS	117,200	780,435
Rostelecom OJSC	258,903	619,727
RusHydro JSC	38,052,964	607,034
RusHydro JSC, ADR	403,900	613,120
Russian Grids OAO*	7,276,600	109,974
Sberbank of Russia	99,746	238,671
Sberbank of Russia, ADR	437,700	4,254,444
Severstal OAO, GDR, RegS	43,500	329,295
Sistema JSFC	1,013,950	1,030,139

	Shares	Value
COMMON STOCKS (Continued)
Russia (cont’d.)
Surgutneftegas OAO, ADR	113,500	$836,495
Tatneft OAO, ADR	24,833	850,779
United Co. RUSAL PLC*	780,000	273,055
Uralkali OJSC, GDR, RegS	27,400	650,202
VTB Bank OJSC, GDR, RegS	398,700	876,741
X5 Retail Group NV, GDR, RegS*	32,100	503,007
Yandex NV (Class A Stock)*	30,600	923,814

		33,474,237

Slovenia — 1.2%
Gorenje dd*	15,400	91,653
Krka dd Novo mesto(g)	36,590	3,044,168
Luka Koper(g)	11,450	238,240
Mercator Poslovni Sistem*(g)	3,265	314,864
Petrol dd Ljubljana(g)	2,543	963,430
Pozavarovalnica Sava dd*(g)	33,381	455,737
Sava dd*	238	456
Telekom Slovenije dd(g)	8,530	1,562,938
Zavarovalnica Triglav dd(g)	35,768	1,089,001

		7,760,487

South Africa — 6.5%
Aeci Ltd.	27,200	328,116
African Bank Investments Ltd.	218,960	223,577
African Rainbow Minerals Ltd.	17,200	340,237
Anglo American Platinum Ltd.*	9,800	439,738
Anglogold Ashanti Ltd., ADR	48,400	826,672
Aspen Pharmacare Holdings Ltd.	30,190	805,704
Aveng Ltd.*	108,800	233,670
Barclays Africa Group Ltd.	35,800	507,015
Barloworld Ltd.	68,800	720,522
Bidvest Group Ltd.	69,392	1,833,454
Capital Property Fund	174,214	173,062
DataTec Ltd.	112,800	522,857
Discovery Ltd.	60,900	487,864
Exxaro Resources Ltd.	24,500	325,451
FirstRand Ltd.	228,100	782,089
Foschini Group Ltd.( The)	34,500	350,525
Gold Fields Ltd.	94,234	356,522
Grindrod Ltd.	100,900	244,461
Growthpoint Properties Ltd.	181,900	421,150
Harmony Gold Mining Co. Ltd.*	55,300	168,818
Impala Platinum Holdings Ltd.	84,328	958,088
Imperial Holdings Ltd.	26,300	470,385
Investec Ltd.	32,100	258,292
Kumba Iron Ore Ltd.	12,700	455,082
Liberty Holdings Ltd.	28,300	333,872
Life Healthcare Group Holdings Ltd.	101,000	369,034
Massmart Holdings Ltd.	17,066	222,388
MMI Holdings Ltd.	137,441	321,470
Mr. Price Group Ltd.	34,900	521,625
MTN Group Ltd.	350,400	7,171,623
Murray & Roberts Holdings Ltd.*	146,300	341,925
Nampak Ltd.	75,700	258,719
Naspers Ltd. (Class N Stock)	38,000	4,187,334
Nedbank Group Ltd.	14,785	314,269
Netcare Ltd.	204,100	452,892
Pick’n Pay Stores Ltd.	59,148	289,701
PPC Ltd.	91,907	254,913
Rand Merchant Insurance Holdings Ltd.	83,803	228,779
Redefine Properties Ltd., UTS	463,800	420,681

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
South Africa (cont’d.)
Remgro Ltd.	48,200	$937,552
Reunert Ltd.	87,500	536,021
RMB Holdings Ltd.	114,300	520,207
Sanlam Ltd.	218,500	1,193,547
Sappi Ltd.*	76,920	270,344
Sasol Ltd.	65,600	3,668,722
Shoprite Holdings Ltd.	48,600	733,385
Sibanye Gold Ltd.	195,534	415,670
SPAR Group Ltd. (The)	25,400	292,991
Standard Bank Group Ltd.	122,900	1,619,173
Steinhoff International Holdings Ltd.	182,400	882,181
Telkom SA SOC Ltd.*	105,400	337,635
Tiger Brands Ltd.	25,300	653,686
Truworths International Ltd.	52,100	381,701
Vodacom Group Ltd.	90,100	1,111,869
Wilson Bayly Holmes-Ovcon Ltd.	32,200	421,713
Woolworths Holdings Ltd.	82,800	576,215

		42,475,188

South Korea — 6.5%
Amorepacific Corp.	260	307,765
BS Financial Group, Inc.	16,552	234,837
Celltrion, Inc.*	5,331	220,373
Cheil Industries, Inc.	7,090	478,657
CJ CheilJedang Corp.	800	216,152
Coway Co. Ltd.	4,410	309,078
Daewoo International Corp.	6,180	225,358
Daewoo Securities Co. Ltd.	21,310	164,703
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	8,770	264,807
Dongbu Insurance Co. Ltd.	4,990	258,947
Doosan Heavy Industries & Construction Co. Ltd.	4,590	152,178
E-Mart Co. Ltd.	1,337	306,982
GS Engineering & Construction Corp.*	5,500	187,646
GS Holdings	6,010	272,768
Hana Financial Group, Inc.	15,713	576,004
Hanjin Kal Corp.*	2,004	44,393
Hanjin Shipping Co. Ltd.*	25,000	151,443
Hankook Tire Co. Ltd.	5,972	339,821
Hanwha Chemical Corp.	9,950	181,433
Hanwha Corp.	13,910	420,387
Hyosung Corp.	2,950	213,411
Hyundai Department Store Co. Ltd.	1,450	193,738
Hyundai Engineering & Construction Co. Ltd.	5,860	309,165
Hyundai Glovis Co. Ltd.	1,980	450,257
Hyundai Heavy Industries Co. Ltd.	2,600	517,211
Hyundai Marine & Fire Insurance Co. Ltd.	7,720	223,066
Hyundai Merchant Marine Co. Ltd.*	17,670	170,981
Hyundai Mobis	3,780	1,121,521
Hyundai Motor Co.	7,130	1,685,898
Hyundai Steel Co.	6,770	439,129
Hyundai Wia Corp.	2,500	402,966
Industrial Bank of Korea	20,800	264,528
Kangwon Land, Inc.	7,140	208,286
KB Financial Group, Inc.	32,598	1,143,768
Kia Motors Corp.	15,330	856,671
Korea Electric Power Corp.	33,400	1,146,461
Korea Investment Holdings Co. Ltd.	7,090	245,808
Korea Zinc Co. Ltd.	1,740	544,029

	Shares	Value
COMMON STOCKS (Continued)
South Korea (cont’d.)
Korean Air Lines Co. Ltd.*	4,147	$150,876
KT Corp.	17,490	486,867
KT&G Corp.	8,560	644,715
LG Chem Ltd.	4,418	1,057,196
LG Corp.	7,260	395,725
LG Display Co. Ltd.*	13,730	345,232
LG Electronics, Inc.	6,220	380,235
LG Household & Health Care Ltd.	710	306,945
LG Uplus Corp.	17,050	167,482
Lotte Chemical Corp.	1,330	236,024
Lotte Shopping Co. Ltd.	910	286,639
LS Corp.	2,520	181,033
Macquarie Korea Infrastructure Fund	31,539	191,702
NAVER Corp.	1,417	1,035,361
NCSoft Corp.	970	199,130
NHN Entertainment Corp.*	652	58,988
OCI Co. Ltd.*	2,520	421,579
Orion Corp.	170	131,084
POSCO	8,180	2,283,776
Samsung C&T Corp.	9,320	541,871
Samsung Card Co. Ltd.	8,820	287,339
Samsung Electro-Mechanics Co. Ltd.	4,690	306,456
Samsung Electronics Co. Ltd.	5,891	7,447,245
Samsung Engineering Co. Ltd.*	3,400	229,430
Samsung Fine Chemicals Co. Ltd.	4,550	209,679
Samsung Fire & Marine Insurance Co. Ltd.	3,650	822,163
Samsung Heavy Industries Co. Ltd.	8,890	267,251
Samsung Life Insurance Co. Ltd.	9,890	934,778
Samsung SDI Co. Ltd.	1,480	224,743
Samsung Securities Co. Ltd.	9,650	354,976
Samsung Techwin Co. Ltd.	3,179	173,415
Shinhan Financial Group Co. Ltd.	37,797	1,672,375
Shinsegae Co. Ltd.	1,683	365,696
SK C&C Co. Ltd.	1,520	214,003
SK Chemicals Co. Ltd.	4,200	248,863
SK Holdings Co. Ltd.	2,010	365,048
SK Hynix, Inc.*	28,650	972,120
SK Innovation Co. Ltd.	5,090	585,553
SK Telecom Co. Ltd.	5,480	1,112,104
S-Oil Corp.	3,740	217,011
Woori Finance Holdings Co. Ltd.*	41,870	477,832
Woori Investment & Securities Co. Ltd.	19,612	163,264

		42,604,430

Taiwan — 6.2%
Acer, Inc.*	424,731	250,861
Advanced Semiconductor Engineering, Inc.	275,067	305,260
Ambassador Hotel (The)	275,000	257,820
Asia Cement Corp.	384,147	480,038
Asia Optical Co., Inc.*	276,000	292,564
Asustek Computer, Inc.	56,037	555,263
AU Optronics Corp.*	572,441	202,668
Catcher Technology Co. Ltd.	62,780	455,837
Cathay Financial Holding Co. Ltd.	690,041	1,008,659
Chang Hwa Commercial Bank	591,734	351,163
Cheng Shin Rubber Industry Co. Ltd.	191,424	547,300
Chicony Electronics Co. Ltd.	46,401	120,548
China Airlines Ltd.*	853,590	282,191
China Development Financial Holding Corp.	1,050,005	300,958
China Life Insurance Co. Ltd.	296,533	273,000
China Steel Corp.	1,323,612	1,115,954

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Taiwan (cont’d.)
China Synthetic Rubber Corp.	333,000	$310,748
Chroma ATE, Inc.	97,760	233,515
Chunghwa Telecom Co. Ltd.	466,268	1,434,775
Compal Electronics, Inc.	597,822	424,171
CTBC Financial Holding Co. Ltd.	1,042,608	653,164
Delta Electronics, Inc.	102,268	633,370
E Ink Holdings, Inc.*	244,000	141,870
E. Sun Financial Holding Co. Ltd.	628,839	379,457
Eva Airways Corp.*	412,634	207,848
Far Eastern Department Stores Co. Ltd.	342,554	302,354
Far Eastern New Century Corp.	194,673	207,203
Far EasTone Telecommunications Co. Ltd.	193,000	408,542
First Financial Holding Co. Ltd.	668,105	397,591
Formosa Chemicals & Fibre Corp.	352,064	852,636
Formosa Petrochemical Corp.	215,670	549,925
Formosa Plastics Corp.	431,142	1,080,921
Foxconn Technology Co. Ltd.	84,433	199,527
Fubon Financial Holding Co. Ltd.	513,002	697,477
Giant Manufacturing Co. Ltd.	53,661	365,731
Great Wall Enterprise Co. Ltd.	402,608	398,379
Hon Hai Precision Industry Co. Ltd.	657,260	1,866,453
Hotai Motor Co. Ltd.	56,000	677,302
HTC Corp.	64,485	324,586
Hua Nan Financial Holdings Co. Ltd.	582,289	330,266
Innolux Corp.*	581,507	200,168
Kenda Rubber Industrial Co. Ltd.	70,038	167,478
Kerry TJ Logistics Co. Ltd.	140,000	190,708
Largan Precision Co. Ltd.	8,000	380,264
Lite-On Technology Corp.	156,863	234,515
Macronix International*	737,684	153,153
MediaTek, Inc.	102,460	1,516,581
Mega Financial Holding Co. Ltd.	469,563	364,409
Microbio Co. Ltd.*	346,319	355,894
Nan Kang Rubber Tire Co. Ltd.*	323,776	394,128
Nan Ya Plastics Corp.	559,893	1,188,869
Novatek Microelectronics Corp.	29,246	134,428
Pegatron Corp.	123,133	183,695
POU Chen Corp.	404,547	572,494
Powertech Technology, Inc.*	68,528	103,819
President Chain Store Corp.	73,648	519,598
Qisda Corp.*	866,510	288,126
Quanta Computer, Inc.	148,319	399,891
Realtek Semiconductor Corp.	91,222	275,505
Ruentex Development Co. Ltd.	159,499	292,375
Ruentex Industries Ltd.	97,461	233,390
Shin Kong Financial Holding Co. Ltd.	886,788	280,680
Siliconware Precision Industries Co.	177,350	235,659
Simplo Technology Co. Ltd.	29,766	141,996
SinoPac Financial Holdings Co. Ltd.	895,241	431,823
Solar Applied Materials Technology Co.	221,773	196,237
Standard Foods Corp.	89,930	245,594
Synnex Technology International Corp.	187,889	302,828
Tainan Spinning Co. Ltd.	634,483	480,136
Taishin Financial Holding Co. Ltd.	801,874	363,917
Taiwan Cement Corp.	281,562	435,491
Taiwan Cooperative Financial Holding Co. Ltd.	618,546	331,483
Taiwan Fertilizer Co. Ltd.	79,000	165,803
Taiwan Glass Industry Corp.	334,319	323,001
Taiwan Mobile Co. Ltd.	153,200	481,096

	Shares	Value
COMMON STOCKS (Continued)
Taiwan (cont’d.)
Taiwan Semiconductor Manufacturing Co. Ltd.	966,814	$3,803,972
Teco Electric & Machinery Co. Ltd.	148,000	165,628
TPK Holding Co. Ltd.	24,325	144,692
Transcend Information, Inc.	57,719	187,911
Tripod Technology Corp.	100,278	197,757
TSRC Corp.	112,980	169,053
TTY Biopharm Co. Ltd.	66,273	215,787
Tung Ho Steel Enterprise Corp.	224,381	190,736
Unimicron Technology Corp.	210,000	169,376
Uni-President Enterprises Corp.	450,589	784,988
United Microelectronics Corp.	899,280	381,743
Wei Chuan Foods Corp.	142,000	214,418
Wintek Corp.*	521,484	171,729
Wistron Corp.	213,005	175,511
WPG Holdings Ltd.	123,613	149,419
Yang Ming Marine Transport Corp.*	564,300	237,712
Yuanta Financial Holding Co. Ltd.	968,213	489,341
Yulon Motor Co. Ltd.	118,053	195,387
Zinwell Corp.	145,074	170,657

		40,658,944

Thailand — 2.7%
Advanced Info Service PCL	203,400	1,417,028
Airports of Thailand PCL	103,200	617,164
Bangkok Bank PCL	77,800	431,236
Bangkok Dusit Medical Services PCL (Class F Stock)*	55,200	226,313
Bangkok Expressway PCL	140,400	143,036
Banpu Pcl	170,000	146,732
BEC World PCL	175,600	295,012
Big C Supercenter PCL- Foreign	54,000	305,456
Bumrungrad Hospital PCL	60,600	179,801
Central Pattana PCL	194,800	282,232
Charoen Pokphand Foods PCL	802,800	692,922
CP ALL PCL	870,900	1,167,822
Delta Electronics Thailand PCL	256,600	466,689
Dynasty Ceramic PCL	137,700	223,053
Electricity Generating PCL	63,200	255,216
Glow Energy PCL	112,000	262,392
Hana Microelectronics PCL	494,200	464,645
Home Product Center PCL	494,436	148,800
Indorama Ventures PCL	204,988	144,705
IRPC PCL	1,569,800	166,465
Italian-Thai Development PCL*	756,363	82,538
Jasmine International PCL	1,011,800	246,400
Kasikornbank PCL	160,300	917,529
Kiatnakin Bank PCL	93,500	122,495
Krung Thai Bank PCL	682,675	393,527
Land & Houses PCL	400,000	120,713
Minor International PCL	390,000	298,150
Polyplex Thailand PCL	520,000	161,899
Precious Shipping PCL	223,500	194,632
Pruksa Real Estate PCL	352,400	221,694
PTT Exploration & Production PCL	193,729	937,591
PTT Global Chemical PCL	230,658	513,719
PTT PCL.	108,300	998,203
Ratchaburi Electricity Generating Holding PCL	114,800	183,135
Robinson Department Store PCL	87,700	142,607
Siam Cement PCL (The)	47,100	605,977

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Thailand (cont’d.)
Siam Commercial Bank PCL	225,100	$1,092,887
Sino Thai Engineering & Construction PCL	241,114	119,665
Thai Beverage PCL	1,633,000	787,218
Thai Oil PCL	115,400	188,539
Thai Union Frozen Products PCL	116,020	245,881
Thanachart Capital PCL	163,100	180,999
TMB Bank PCL	4,177,900	316,820
Total Access Communication PCL, NVDR	125,600	452,208
True Corp. PCL*	1,380,494	293,632

		17,855,377

Turkey — 3.2%
Akbank TAS	413,866	1,315,368
Akcansa Cimento A/S	45,400	234,434
Anadolu Efes Biracilik Ve Malt Sanayii A/S	64,500	717,836
Arcelik A/S	75,195	420,066
Aygaz A/S	36,700	144,449
Bagfas Bandirma Gubre Fabrik	4,600	71,806
BIM Birlesik Magazalar A/S	53,500	1,205,104
Cimsa Cimento Sanayi VE Tica	51,900	270,486
Coca-Cola Icecek A/S	25,900	623,123
Dogan Sirketler Grubu Holding A/S*	491,426	153,930
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	460,000	541,607
Enka Insaat ve Sanayi A/S	226,142	675,131
Eregli Demir ve Celik Fabrikalari TAS	849,523	1,095,781
Ford Otomotiv Sanayi A/S	15,400	157,071
Gubre Fabrikalari TAS	81,600	144,148
Haci Omer Sabanci Holding A/S	227,888	884,493
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S (Class D Stock)*	385,743	232,688
KOC Holding A/S	303,164	1,278,014
Koza Altin Isletmeleri A/S	19,000	164,152
Koza Anadolu Metal Madencilik Isletmeleri A/S*	105,000	107,471
Migros Ticaret A/S*	11,500	93,993
Petkim Petrokimya Holding A/S*	94,373	113,817
Sekerbank TAS*	172,917	155,082
TAV Havalimanlari Holding A/S	56,300	453,097
Tekfen Holding A/S	97,996	223,722
Tofas Turk Otomobil Fabrikasi A/S	30,800	174,942
Trakya Cam Sanayii A/S	118,547	116,878
Tupras Turkiye Petrol Rafinerileri A/S	46,000	973,111
Turk Ekonomi Bankasi A/S*	139,200	127,527
Turk Hava Yollari	297,626	916,534
Turk Telekomunikasyon A/S	169,400	470,244
Turk Traktor ve Ziraat Makineleri A/S	11,000	282,727
Turkcell Iletisim Hizmet A/S*	285,400	1,598,679
Turkiye Garanti Bankasi A/S	448,000	1,531,298
Turkiye Halk Bankasi A/S	128,500	795,898
Turkiye Is Bankasi (Class C Stock)	384,762	854,287
Turkiye Sinai Kalkinma Bankasi A/S	169,884	145,292
Turkiye Sise ve Cam Fabrikalari A/S	376,312	408,014
Turkiye Vakiflar Bankasi Tao (Class D Stock)	200,600	378,713
Ulker Biskuvi Sanayi A/S	20,000	140,613
Yapi ve Kredi Bankasi A/S	125,948	239,014
Yazicilar Holding A/S (Class A Stock)	31,700	268,280

		20,898,920

	Shares	Value
COMMON STOCKS (Continued)
Ukraine — 0.1%
Astarta Holding NV*	10,900	$158,608
Avangardco Investments Public Ltd., GDR*	17,500	169,750
MHP SA, GDR, RegS	21,300	282,453

		610,811

United Arab Emirates — 1.5%
Abu Dhabi Commercial Bank PJSC	398,100	791,214
Abu Dhabi National Hotels(g)	539,686	514,267
Air Arabia PJSC	1,205,600	460,893
Aldar Properties PJSC	488,381	460,363
Amlak Finance PJSC*	67,000	—
Arabtec Holding Co.*	821,942	1,345,808
DP World Ltd.	81,870	1,465,473
Dubai Financial Market	451,700	422,528
Emaar Properties PJSC	593,200	1,610,807
First Gulf Bank PJSC	215,150	955,020
National Bank of Abu Dhabi PJSC	256,431	951,289
National Central Cooling Co. PJSC	256,200	152,372
Union National Bank PJSC/Abu Dhabi	265,297	505,143

		9,635,177

United Kingdom — 0.3%
Evraz PLC*	93,700	124,854
Ferrexpo PLC	324,000	836,274
Kazakhmys PLC	215,163	947,344

		1,908,472

United States — 0.4%
CTC Media, Inc.	22,800	209,988
Navios Maritime Holdings, Inc.	20,800	204,880
Philip Morris CR A/S	800	457,285
Sociedad Minera Cerro Verde SAA*(g)	16,440	320,580
Southern Copper Corp.	56,227	1,636,768
Stealthgas, Inc.*	10,300	117,111

		2,946,612

TOTAL COMMON STOCKS (cost $612,849,069)		610,854,086

PREFERRED STOCKS — 2.9%
Brazil — 2.4%
AES Tiete SA, (PRFC)	53,100	422,179
Banco Bradesco SA, (PRFC)	177,280	2,428,322
Bradespar SA, (PRFC)	17,000	148,197
Centrais Eletricas Brasileiras SA, (PRFC B)	74,900	361,131
Cia Brasileira de Distribuicao Grupo Pao de Acucar, (PRFC)	10,195	445,857
Cia Energetica de Sao Paulo, (PRFC B)	33,500	391,842
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA, (PRFC)	49,900	190,231
Gerdau SA, (PRFC)	89,000	568,753
Itau Unibanco Holding SA, ADR (PRFC)	171,380	2,546,707
Itausa - Investimentos Itau SA, (PRFC)	282,799	1,150,390
Klabin SA, (PRFC)	199,000	206,104
Lojas Americanas SA, (PRFC)	71,767	528,526
Marcopolo SA, (PRFC)	174,800	350,524
Metalurgica Gerdau SA, (PRFC)	28,800	219,332
Oi SA, (PRFC)	175,771	240,145
Petroleo Brasileiro SA, (PRFC)	84,500	584,685
Randon Participacoes SA, (PRFC)	59,300	221,624
Suzano Papel e Celulose SA, (PRFC A)	65,025	238,721
Telefonica Brasil SA, (PRFC)	49,541	1,047,151

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
PREFERRED STOCKS (Continued)
Brazil (cont’d.)
Usinas Siderurgicas de Minas Gerais SA, (PRFC A)*	40,200	$180,714
Vale SA, (PRFC)	55,300	689,727
Vale SA, ADR (PRFC)	193,900	2,414,055

		15,574,917

Colombia — 0.1%
Avianca Taca Holding SA, (PRFC)	99,000	212,113
Banco Davivienda SA, (PRFC)	13,400	170,563
Grupo Argos SA, (PRFC)	19,929	206,775
Grupo Aval Acciones y Valores, (PRFC)	587,100	385,557

		975,008

Croatia — 0.2%
Adris Grupa dd, (PRFC)(g)	28,275	1,339,825

Ghana
Ecobank Transnational, Inc., (PRFC)*	130,579	—

India
Zee Entertainment Enterprises Ltd., (PRFC)	1,591,800	18,924

Philippines
Ayala Land, Inc., (PRFC)	1,180,500	1,729

Russia — 0.2%
AK Transneft OAO, (PRFC)	250	543,565
Surgutneftegas OAO, (PRFC)	849,800	617,132

		1,160,697

TOTAL PREFERRED STOCKS (cost $25,972,182)		19,071,100

	Units
RIGHTS(l)*
Chile
AES Gener SA, expiring 04/30/14	507,000	1,721

Egypt
Egyptian Kuwaiti Holding Co., expiring 05/01/14	504,000	3,056

India
Tata Power Co. Ltd., expiring 05/14/14	38,122	16,192

Poland
Polimex-Mostostal SA, TBA	2,980,600	—

Taiwan
Taishin Financial Holding Co. Ltd., expiring 04/03/14	38,856	2,297

TOTAL RIGHTS (cost $0)		23,266

WARRANTS(l)* — 3.5%
Egypt — 2.1%
Alexandria Mineral Oils Co., expiring 12/08/14(g)	60,700	596,936
Arab Cotton Ginning, expiring 12/08/14	379,670	326,451
Commercial International Bank Egypt SAE,expiring 12/01/14	603,150	3,078,736
Eastern Co., expiring 12/08/14(g)	38,898	949,208
EFG - Hermes Holdings SAE, expiring 12/08/14	290,370	513,926
Egyptian Kuwaiti Holding Co., expiring 12/01/14	504,000	534,240

	Units	Value
WARRANTS(l)* (Continued)
Egypt (cont’d.)
ElSwedy Electric Co., expiring 12/15/14	65,311	$315,938
Ezz Steel, expiring 12/08/14	317,020	766,782
Juhayna Food Industries, expiring 12/01/14(g)	713,453	1,321,114
Maridive & Oil Services SAE, expiring 12/01/14	315,125	330,881
Orascom Telecom Media & Technology,expiring 02/04/16	1,745,300	313,037
Oriental Weavers, expiring 12/08/14(g)	135,571	914,640
Palm Hills Developments SAE, expiring 12/15/14	773,000	408,331
Pioneers Holding, expiring 12/08/14	394,200	633,187
Sidi Kerir Petrochemicals Co., expiring 12/01/14	273,277	768,071
Telecom Egypt, expiring 12/01/14	396,812	960,346
TMG Holding, expiring 12/08/14	801,562	880,206

		13,612,030

Malaysia
Malaysian Resources Corp. Bhd, expiring 09/16/18	91,100	6,416
WCT Holdings Bhd, expiring 12/11/17	50,420	6,330

		12,746

Saudi Arabia — 0.7%
Al Rajhi Bank, expiring 02/16/15	16,900	336,842
Al Tayyar Travel Group, expiring 07/02/15	8,938	271,675
Alinma Bank, expiring 02/23/15	31,000	154,159
Almari Co. Ltd., expiring 11/24/14	8,389	144,277
Banque Saudi Fransi, expiring 02/23/15	21,025	227,049
Etihad Etisalat Co., expiring 12/05/14	16,920	418,449
Fawaz Abdulaziz Alhokair Co., expiring 02/23/15	3,200	153,586
Jarir Marketing Co., expiring 05/04/15	3,025	166,158
Mobile Telecommunications Co. KSC,expiring 05/04/15	44,362	122,428
National Industrialization, expiring 05/04/15	23,850	213,676
Riyad Bank, expiring 12/15/14	29,000	269,868
Samba Financial Group, expiring 02/10/15	18,933	216,572
Saudi Arabian Amiantit Co., expiring 05/11/15	21,300	94,279
Saudi Arabian Fetilizer Co., expiring 05/11/15	3,466	147,869
Saudi Arabian Mining Co., expiring 05/11/15	21,900	211,388
Saudi Basic Industries, expiring 02/23/15	15,800	495,020
Saudi Cement Co., expiring 08/10/15	4,700	133,468
Saudi International Petrochemical Co.,expiring 03/27/15	17,830	154,512
Saudi Telecom Co., expiring 05/11/15	18,300	322,050
Savola, expiring 02/02/15	14,900	267,182
Yamamah Saudi Cement Co., expiring 02/02/15	12,750	198,031

		4,718,538

Vietnam — 0.7%
Bank for Foreign Trade of Vietnam JSC,expiring 10/14/16	364,980	533,276
Bao Viet Holdings, expiring 10/15/19	75,570	161,681
Development Investment Construction Corp.,expiring 07/27/15	141,570	121,557
Gemadept Corp., expiring 12/03/14	125,667	203,882

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Units	Value
WARRANTS(l)* (Continued)
Vietnam (cont’d.)
Hagl JSC, expiring 03/03/15	216,640	$288,787
Hoa Phat Group JSC, expiring 03/03/15	133,652	336,034
Masan Group Corp., expiring 07/07/16	184,900	850,826
PetroVietnam Construction JSC, expiring 05/20/16	368,677	120,678
PetroVietnam Drilling & Well Services JSC,expiring 12/15/14	75,097	295,688
PetroVietnam Fertilizer & Chemicals JSC,expiring 12/09/14	95,000	194,237
PetroVietnam Technical Service JSC,expiring 12/08/14	134,600	187,087
Pha Lai Thermal Power JSC, expiring 01/13/15	130,900	145,307
Vietnam Construction and Import-Export JSC, expiring 12/08/14	417,000	322,445
Vietnam Joint Stock Commercial Bank for Industry & Trade, expiring 10/27/16	511,134	409,780
Vingroup JSC, expiring 12/16/14	139,154	485,193

		4,656,458

TOTAL WARRANTS (cost $16,417,701)		22,999,772

TOTAL LONG-TERM INVESTMENTS (cost $655,238,952)		652,948,224

	Shares
SHORT-TERM INVESTMENT — 2.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $18,709,969; includes $16,219,035 of cash collateral for securities on loan)(b)(w)	18,709,969	18,709,969

TOTAL INVESTMENTS — 102.0% (cost $673,948,921)		671,658,193
Liabilities in excess of other assets — (2.0)%		(13,396,778)

NET ASSETS — 100.0%		$658,261,415

The following abbreviations are used in the Portfolio descriptions:
144A	Security was purchased pursuant to Rule 144 under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be illiquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ADR	American Depositary Receipt
CMPC	Compania Manufacturera de Papeles y Cartones
COPEC	Compania de Petroleos de Chile
GDR	Global Depositary Receipt
JSC	Joint Stock Corp.
NVDR	Non-voting Depositary Receipts
PRFC	Preference Shares

TBA	To Be Announced
UTS	Unit Trust Security
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $15,927,134; cash collateral of $16,219,035 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	Indicates a security that has been deemed illiquid.
(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2014.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Argentina	$5,090,367	$—	$—
Bahrain	1,133,961	813,377	—
Belgium	245,944	—	—
Botswana	4,486,294	448,382	538,827
Brazil	23,696,361	—	—
Bulgaria	1,800,789	660,644	448
Chile	20,604,772	—	—
China	6,615,378	50,085,789	—
Colombia	8,941,560	—	—
Croatia	3,159,604	—	—
Czech Republic	2,989,624	6,035,639	—
Egypt	1,697,983	—	—
Estonia	4,901,504	—	—
France	181,051	—	—
Ghana	2,803,643	152,996	—
Greece	2,755,510	5,769,617	—
Hong Kong	226,384	1,501,054	—
Hungary	—	8,998,057	—
India	10,408,963	30,303,480	—
Indonesia	—	18,053,651	—
Jordan	1,455,233	3,216,289	—
Kazakhstan	3,524,710	—	—
Kenya	4,765,823	441,711	—
Kuwait	8,083,554	2,629,201	—
Latvia	700,059	—	228,661
Lebanon	2,926,802	—	464,860
Lithuania	971,258	110,830	412,021
Malaysia	1,173,354	18,731,525	—
Mauritius	4,278,648	50,487	—
Mexico	38,336,623	—	—
Monaco	232,900	—	—
Morocco	3,252,893	935,355	472,073
Netherlands	540,482	—	—
Nigeria	1,895,246	2,118,776	—
Oman	2,105,310	1,953,504	—
Pakistan	4,041,611	580,092	—
Panama	1,829,394	—	—
Peru	7,454,417	—	—
Philippines	46,493	9,107,411	—
Poland	3,322,263	16,833,708	131,497
Qatar	5,851,204	4,968,087	—
Romania	2,905,957	1,843,456	—
Russia	27,543,706	5,909,638	20,893
Slovenia	7,521,791	238,240	456
South Africa	1,901,222	40,573,966	—
South Korea	890,821	41,713,609	—
Taiwan	257,820	40,401,124	—
Thailand	13,803,913	4,051,464	—
Turkey	—	20,898,920	—
Ukraine	610,811	—	—
United Arab Emirates	2,770,954	6,864,223	—
United Kingdom	947,344	961,128	—
United States	2,946,612	—	—

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Level 1	Level 2	Level 3
Preferred Stocks:
Brazil	15,574,917	—	—
Colombia	768,233	206,775	—
Croatia	1,339,825	—	—
Ghana	—	—	—
India	18,924	—	—
Philippines	—	—	1,729
Russia	—	1,160,697	—
Rights:
Chile	—	1,721	—
Egypt	—	3,056	—
India	—	16,192	—
Poland	—	—	—
Taiwan	—	2,297	—
Warrants:
Egypt	—	13,612,030	—
Malaysia	—	12,746	—
Saudi Arabia	—	4,718,538	—
Vietnam	—	4,656,458	—
Affiliated Money Market Mutual Fund	18,709,969	—	—

Total	$297,040,788	$372,345,940	$2,271,465

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Preferred Stocks
Balance as of 12/31/13	$5,335,015	$1,809
Realized gain (loss)	(14,451)	—
Change in unrealized appreciation (depreciation)*	(305,355)	(80)
Purchases	366,916	—
Sales	(70,982)	—
Transfers into Level 3	1,711,760	—
Transfers out of Level 3	(4,753,167)	—

Balance as of 03/31/14	$2,269,736	$1,729

*	Of which, $(322,277) was included in Net Assets relating to securities held at the reporting period end.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there were ten Common Stocks transferred out of Level 3 as a result of being traded on an exchange and nine Common Stocks transferred into Level 3 as a result of experiencing no trade volume.

Fair value of Level 2 investments at 12/31/13 was $365,269,957, which was a result of valuing investments using third party vendor modeling tools. An amount of $12,688,882 was transferred from Level 2 into Level 1 at 03/31/14 as a result of using quoted prices in active markets for such foreign securities. An amount of $23,176,969 was transferred from Level 1 into Level 2 at 03/31/14 as a result of fair valuing such foreign securities using third-party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the Portfolio normally values its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2014 were as follows:

Banks	19.7%
Oil, Gas & Consumable Fuels	9.0
Wireless Telecommunication Services	6.4
Metals & Mining	4.9
Food Products	3.4
Industrial Conglomerates	3.3
Diversified Telecommunication Services	3.1
Chemicals	2.9
Affiliated Money Market Mutual Fund (2.5% represents investments purchased with collateral from securities on loan)	2.8
Electric Utilities	2.8
Construction Materials	2.5
Semiconductors & Semiconductor Equipment	2.4
Food & Staples Retailing	2.3
Real Estate Management & Development	2.3
Insurance	2.0
Beverages	1.9
Pharmaceuticals	1.9
Construction & Engineering	1.8
Internet Software & Services	1.6
Diversified Financial Services	1.6
Automobiles	1.4
Electronic Equipment, Instruments & Components	1.4
IT Services	1.3
Media	1.3
Independent Power & Renewable Electricity Producers	1.3
Transportation Infrastructure	1.3
Hotels, Restaurants & Leisure	1.2
Airlines	0.9
Machinery	0.9
Specialty Retail	0.8
Marine	0.8

Textiles, Apparel & Luxury Goods	0.8%
Multiline Retail	0.8
Tobacco	0.8
Technology Hardware, Storage & Peripherals	0.6
Auto Components	0.5
Household Durables	0.5
Consumer Finance	0.5
Trading Companies & Distributors	0.5
Capital Markets	0.5
Gas Utilities	0.5
Health Care Providers & Services	0.5
Household Products	0.4
Electrical Equipment	0.4
Thrifts & Mortgage Finance	0.3
Energy Equipment & Services	0.3
Water Utilities	0.3
Software	0.3
Paper & Forest Products	0.3
Real Estate Investment Trusts (REITs)	0.2
Personal Products	0.2
Communications Equipment	0.2
Aerospace & Defense	0.2
Air Freight & Logistics	0.2
Building Products	0.2
Containers & Packaging	0.1
Road & Rail	0.1
Internet & Catalog Retail	0.1
Multi-Utilities	0.1
Health Care Equipment & Supplies	0.1
Diversified Consumer Services	0.1
Distributors	0.1
Leisure Products	0.1

102.0
Liabilities in excess of other assets	(2.0)

100.0%

AST PIMCO LIMITED MATURITY BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value
LONG-TERM INVESTMENTS — 76.3%

ASSET-BACKED SECURITIES — 1.0%

Collateralized Debt Obligations
Kingsland I Ltd., Series 2005-1A, Class A1A, 144A	0.483%	(c)	06/13/19	281	$280,643

Collateralized Loan Obligations
Black Diamond CLO Delaware Corp. (Cayman Islands), Series 2005-1A, Class A1A, 144A	0.485%	(c)	06/20/17	11	11,044
BlueMountain CLO Ltd. (Cayman Islands), Series 2005-1A, Class A1F, 144A	0.478%	(c)	11/15/17	242	241,048

					252,092

Non-Residential Mortgage-Backed Securities — 0.1%
EFS Volunteer LLC, Series 2010-1, Class A1, 144A	1.088%	(c)	10/26/26	943	947,218

Residential Mortgage-Backed Securities — 0.9%
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE6, Class M1	0.788%	(c)	09/25/34	1,123	1,026,342
Bear Stearns Asset-Backed Securities Trust, Series 2007-HE7, Class 1A1	1.158%	(c)	10/25/37	3,147	2,913,316
Carrington Mortgage Loan Trust, Series 2007-HE1, Class A1	0.258%	(c)	06/25/37	716	699,185
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE30, Class A2	0.858%	(c)	07/25/32	3	2,178
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE1, Class A2	0.898%	(c)	08/25/32	98	84,491
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB6, Class A1, 144A	0.274%	(c)	07/25/37	846	531,005
First NLC Trust, Series 2007-1, Class A1, 144A	0.224%	(c)	08/25/37	1,712	880,666
Household Home Equity Loan Trust, Series 2005-1, Class A	0.447%	(c)	01/20/34	1,255	1,245,199
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1	0.714%	(c)	10/25/34	23	20,993
Renaissance Home Equity Loan Trust, Series 2003-3, Class A	0.656%	(c)	12/25/33	245	239,174
Renaissance Home Equity Loan Trust, Series 2004-3, Class AV2A	0.518%	(c)	11/25/34	139	114,579
Securitized Asset-Backed Receivables LLC Trust, Series 2007-BR5, Class A2A	0.284%	(c)	05/25/37	1,251	815,748

					8,572,876

TOTAL ASSET-BACKED SECURITIES (cost $11,855,362)					10,052,829

BANK LOAN(c) — 0.3%

Healthcare Providers & Services
HCA, Inc., Term Loan A-2, (cost $3,392,648)	2.669%		05/02/16	3,400	3,397,450

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.7%
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1, 144A	3.156%		07/10/46	3,989	4,089,003
Merrill Lynch Floating Trust, Series 2008-LAQA, Class A1, 144A	0.731%	(c)	07/09/21	3,050	3,046,923

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $7,015,528)					7,135,926

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#		Value
CORPORATE OBLIGATIONS — 14.9%

Diversified Financial Services — 0.1%
Morgan Stanley, Sr. Unsec’d. Notes	3.450%		11/02/15		800	$830,526

Electric — 0.1%
Orange & Rockland Utilities, Inc., Sr. Unsec’d. Notes, 144A	2.500%		08/15/15		1,500	1,522,653

Financial Services — 5.5%
Ally Financial, Inc., Gtd. Notes	6.750%		12/01/14		100	103,625
Ally Financial, Inc., Sr. Unsec’d. Notes	6.750%		12/01/14		700	724,500
Banco Bradesco SA (Brazil), Sr. Unsec’d. Notes, 144A	2.338%	(c)	05/16/14		6,900	6,902,222
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	5.250%		04/01/14		7,200	7,200,000
Citigroup, Inc., Sr. Unsec’d. Notes	0.516%	(c)	11/05/14		2,800	2,800,753
Denali Borrower LLC/Denali Finance Corp., Sr. Sec’d. Notes, 144A	5.625%		10/15/20		1,800	1,831,500
Doric Nimrod Air Finance Alpha Ltd. 2012-1, Class A, Pass-Through Trust (United Arab Emirates), Pass-Through Certificates, 144A	5.125%		11/30/24		939	973,794
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%		01/16/18		7,200	7,260,710
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.875%		01/15/15		800	819,100
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	7.000%		04/15/15		1,000	1,063,780
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	8.000%		06/01/14		800	809,752
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.950%		01/18/18		1,000	1,132,487
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.400%		07/22/20		390	420,396
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.300%		04/23/19		200	235,136
JPMorgan Chase Bank NA, Sub. Notes	0.997%	(c)	05/31/17	EUR	4,100	5,585,132
JPMorgan Chase Bank NA, Sub. Notes	4.375%	(c)	11/30/21	EUR	1,700	2,476,683
JPMorgan Chase Bank NA, Sub. Notes	6.000%		10/01/17		2,400	2,733,883
Lehman Brothers Holdings, Inc., MTN(i)	3.011%		12/23/49		4,200	992,250
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes	0.588%	(c)	05/30/14	EUR	7,400	10,196,804
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	5.450%		07/15/14		1,300	1,318,264

						55,580,771

Financial–Bank & Trust — 5.7%
Ally Financial, Inc., Gtd. Notes	5.500%		02/15/17		2,100	2,278,500
Ally Financial, Inc., Notes(g)	2.500%		03/15/17		5,200	5,192,077
Banco do Brasil SA (Brazil), Sr. Unsec’d. Notes, 144A	4.500%		01/22/15		2,000	2,055,000
Banco do Brasil SA (Brazil), Sr. Unsec’d. Notes, 144A	4.500%		01/20/16	EUR	4,900	7,037,417
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A	1.837%	(c)	01/19/16		6,500	6,435,000
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A	3.750%		09/22/15		4,500	4,644,589
Bank of America Corp., Sr. Unsec’d. Notes	7.625%		06/01/19		400	492,309
Canadian Imperial Bank of Commerce (Canada), Covered Bonds, 144A	2.600%		07/02/15		4,000	4,111,760
DNB Bank ASA (Norway), Sr. Unsec’d. Notes, 144A	3.200%		04/03/17		900	945,292
Eksportfinans ASA (Norway), Sr. Unsec’d. Notes	0.890%		06/16/15	JPY	100,000	931,897
Eksportfinans ASA (Norway), Sr. Unsec’d. Notes	2.000%		09/15/15		2,000	1,985,000
Eksportfinans ASA (Norway), Sr. Unsec’d. Notes	2.375%		05/25/16		900	891,000
Eksportfinans ASA (Norway), Sr. Unsec’d. Notes	3.000%		11/17/14		450	452,025
Eksportfinans ASA (Norway), Sr. Unsec’d. Notes	5.500%		05/25/16		500	527,500
Eksportfinans ASA (Norway), Sr. Unsec’d. Notes	5.500%		06/26/17		500	530,625

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#		Value

CORPORATE OBLIGATIONS (Continued)

Financial–Bank & Trust (cont’d.)
Eksportfinans ASA (Norway), Unsec’d. Notes, MTN	1.570%		02/14/18	JPY	500,000	$4,384,741
KFW (Germany), Gov’t. Gtd. Notes, MTN	6.250%		05/19/21	AUD	4,800	4,940,419
Wells Fargo & Co., Sr. Unsec’d. Notes	1.250%		07/20/16		10,500	10,588,106

						58,423,257

Foods — 0.1%
Woolworths Ltd. (Australia), Gtd. Notes, 144A	2.550%		09/22/15		623	638,085

Health Care Providers & Services — 1.2%
Fresenius Medical Care US Finance, Inc.
(Germany), Gtd. Notes	6.875%		07/15/17		4,500	5,085,000
HCA, Inc., Sr. Sec’d. Notes	3.750%		03/15/19		6,900	6,925,875

						12,010,875

Home Builders — 1.2%
D.R. Horton, Inc., Gtd. Notes	6.500%		04/15/16		2,500	2,728,125
Lennar Corp., Gtd. Notes	5.600%		05/31/15		9,195	9,585,787

						12,313,912

Insurance — 0.3%
American International Group, Inc., Sr. Unsec’d. Notes	8.250%		08/15/18		765	956,243
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.450%		05/18/17		1,900	2,120,290

						3,076,533

Metals & Mining — 0.1%
CSN Islands XI Corp. (Brazil), Gtd. Notes, 144A	6.875%		09/21/19		700	731,500

Oil & Gas — 0.6%
Florida Gas Transmission Co. LLC, Sr. Unsec’d. Notes, 144A(g)	4.000%		07/15/15		1,150	1,191,167
Reliance Holdings USA, Inc. (India), Sr. Unsec’d. Notes, RegS(g)	4.500%		10/19/20		300	303,701
Southwestern Energy Co., Gtd. Notes	4.100%		03/15/22		900	924,935
Transocean, Inc., Gtd. Notes	4.950%		11/15/15		4,100	4,352,876

						6,772,679

TOTAL CORPORATE OBLIGATIONS (cost $148,446,014)						151,900,791

FOREIGN GOVERNMENT BONDS — 4.2%
Brazil Letras do Tesouro Nacional (Brazil), Bills	10.590%	(s)	01/01/17	BRL	89,500	28,518,550
Brazil Notas do Tesouro Nacional (Brazil), Notes	9.762%		01/01/23	BRL	126	47,862
Brazil Notas do Tesouro Nacional (Brazil), Notes	10.000%		01/01/21	BRL	16,826	6,565,641
Brazil Notas do Tesouro Nacional (Brazil), Series F, Sr. Notes	10.000%		01/01/17	BRL	6,738	2,808,618
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes	4.700%		11/01/16	EUR	3,000	4,484,923

TOTAL FOREIGN GOVERNMENT BONDS (cost $45,887,012)						42,425,594

MUNICIPAL BONDS — 0.1%

California — 0.1%
State of California, General Obligation Unlimited	4.850%		10/01/14		800	816,216

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

MUNICIPAL BONDS (Continued)

New Jersey
New Jersey Transportation Trust Fund Authority, Revenue Bonds	6.875%		12/15/39	500	$554,765

TOTAL MUNICIPAL BONDS (cost $1,310,660)					1,370,981

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 19.9%
Banc of America Alternative Loan Trust, Series 2006-2, Class 6A1	5.500%		03/25/21	1,763	1,818,354
Banc of America Alternative Loan Trust, Series 2007-1, Class 1A1	5.840%	(c)	04/25/22	1,049	1,080,384
Banc of America Funding Corp., Series 2004-A, Class 1A3	5.838%	(c)	09/20/34	326	326,545
Banc of America Funding Corp., Series 2005-D, Class A1	2.632%	(c)	05/25/35	377	387,327
Banc of America Mortgage Securities, Series 2005-6, Class 1A1	5.500%		07/25/35	661	666,629
BCAP LLC Trust, Series 2011-RR4, Class 7A1, 144A	5.250%		04/26/37	1,428	1,354,271
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-1, Class 6A1	2.507%	(c)	04/25/33	72	72,904
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 2A1	2.737%	(c)	01/25/34	306	310,756
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-9, Class 2A1	2.761%	(c)	02/25/34	329	322,038
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 13A1	5.008%	(c)	11/25/34	3,320	3,180,435
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A1	2.210%	(c)	08/25/35	348	353,167
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1	2.708%	(c)	09/25/35	2,000	1,761,028
Bear Stearns Alt-A Trust, Series 2005-10, Class 24A1	2.328%	(c)	01/25/36	2,679	2,036,465
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 1A1	1.885%	(c)	01/26/36	3,276	2,629,838
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 2A1	2.874%	(c)	12/26/46	3,260	2,409,512
Chase Mortgage Finance Corp., Series 2005-S3, Class A10	5.500%		11/25/35	5,900	5,843,643
Citicorp Mortgage Securities, Inc., Series 2005-3, Class 1A2	5.500%		04/25/35	35	35,279
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A1	2.200%	(c)	09/25/35	653	651,059
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A3	1.940%	(c)	09/25/35	146	146,433
Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1	6.250%		12/25/33	89	91,600
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-J7, Class 4A2	0.558%	(c)	08/25/18	37	35,654
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-R4, Class 2A, 144A	5.880%	(c)	01/25/34	270	279,179
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 2A1	0.496%	(c)	02/25/35	740	656,074
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-J9, Class 2A5	5.500%		01/25/35	812	853,280
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-3, Class 2A1	0.448%	(c)	04/25/35	1,141	930,980

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-11, Class 3A1	2.556%	(c)	04/25/35	1,060	$825,687
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-R2, Class 1AF1, 144A	0.494%	(c)	06/25/35	1,569	1,405,789
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1	6.500%		04/25/33	37	37,843
Credit Suisse First Boston Mortgage Securities
Corp., Series 2003-AR15, Class 2A1	2.262%	(c)	06/25/33	874	866,644
Fannie Mae REMICS, Series 1988-22, Class A	2.018%	(c)	08/25/18	2	2,046
Fannie Mae REMICS, Series 1996-39, Class H	8.000%		11/25/23	27	30,741
Fannie Mae REMICS, Series 2004-11, Class A	0.278%	(c)	03/25/34	313	310,206
Fannie Mae REMICS, Series 2006-5, Class 3A2	2.369%	(c)	05/25/35	251	257,708
Fannie Mae REMICS, Series 2007-114, Class A6	0.358%	(c)	10/27/37	11,300	11,271,061
FHLMC Structured Pass-Through Securities, Series T-57, Class 1A1	6.500%		07/25/43	1,443	1,609,505
FHLMC Structured Pass-Through Securities, Series T-59, Class 1A2	7.000%		10/25/43	880	996,574
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1	1.544%	(c)	07/25/44	1,159	1,173,799
FHLMC Structured Pass-Through Securities, Series T-62, Class 1A1	1.344%	(c)	10/25/44	4,087	4,120,755
FHLMC Structured Pass-Through Securities, Series T-75, Class A1	0.194%	(c)	12/25/36	2,397	2,379,443
First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1	2.193%	(c)	09/25/34	696	677,106
GMAC Mortgage Corp. Loan Trust, Series 2004-AR1, Class 12A	3.089%	(c)	06/25/34	259	267,531
GMAC Mortgage Corp. Loan Trust, Series 2004-AR1, Class 22A	2.968%	(c)	06/25/34	652	612,924
GNMA Structured Securities, Series 2012-H27, Class FA	0.559%	(c)	10/20/62	29,060	28,800,275
Government National Mortgage Assoc., Series 1998-15, Class C	6.500%		06/20/28	661	735,720
Government National Mortgage Assoc., Series 2012-H08, Class FB	0.759%	(c)	03/20/62	4,953	4,953,371
Government National Mortgage Assoc., Series 2012-H20, Class PT	1.017%	(c)	07/20/62	15,330	15,428,480
Government National Mortgage Assoc., Series 2012-H29, Class FA	0.674%	(c)	10/20/62	54,640	54,431,933
GreenPoint Mortgage Funding Trust, Series 2005-AR2, Class A1	0.388%	(c)	06/25/45	453	387,944
GreenPoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1	2.792%	(c)	10/25/33	495	496,926
GSR Mortgage Loan Trust, Series 2004-7, Class 1A1	2.451%	(c)	06/25/34	93	93,156
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1	2.648%	(c)	09/25/35	1,397	1,410,758
GSR Mortgage Loan Trust, Series 2005-AR7, Class 5A1	5.010%	(c)	11/25/35	832	774,044
GSR Mortgage Loan Trust, Series 2006-AR2, Class 2A1	2.585%	(c)	04/25/36	2,348	2,203,021
HarborView Mortgage Loan Trust, Series 2004-6, Class 3A2A	2.704%	(c)	08/19/34	1,221	1,226,227
HomeBanc Mortgage Trust, Series 2005-4, Class A1	0.428%	(c)	10/25/35	691	611,345
JPMorgan Mortgage Trust, Series 2005-A1, Class 6T1	3.554%	(c)	02/25/35	85	87,894

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMorgan Mortgage Trust, Series 2006-A2, Class 5A1	2.550%	(c)	11/25/33	543	$547,705
JPMorgan Mortgage Trust, Series 2007-A1, Class 1A1	2.774%	(c)	07/25/35	1,160	1,179,425
JPMorgan Mortgage Trust, Series 2007-A1, Class 3A3	2.755%	(c)	07/25/35	570	569,225
MLCC Mortgage Investors, Inc., Series 2005-2, Class 2A	2.380%	(c)	10/25/35	933	947,046
MLCC Mortgage Investors, Inc., Series 2005-2, Class 3A	1.165%	(c)	10/25/35	1,229	1,159,135
NACC Reperforming Loan REMIC Trust, Series 2004-R1, Class A2, 144A	7.500%		03/25/34	1,448	1,554,893
NCUA Guaranteed Notes, Series 2010-R2, Class 1A	0.526%	(c)	11/06/17	4,183	4,191,720
Reperforming Loan REMIC Trust, Series 2004-R1, Class 2A, 144A	6.500%		11/25/34	185	186,852
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class 3A2	2.481%	(c)	04/25/34	1,374	1,379,123
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-23, Class 1A3	2.496%	(c)	01/25/36	244	234,382
Structured Asset Mortgage Investments, Inc., Series 2005-AR5, Class A1	0.407%	(c)	07/19/35	631	576,391
Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR2, Class A	2.034%	(c)	02/27/34	159	157,484
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR1, Class A5	2.117%	(c)	03/25/33	231	231,574
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR5, Class A7	2.454%	(c)	06/25/33	421	427,527
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR9, Class 2A	2.443%	(c)	09/25/33	2,105	2,137,802
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR1, Class A	2.408%	(c)	03/25/34	201	202,270
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR1, Class A1A	0.478%	(c)	01/25/45	35	32,554
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR6, Class 2A1A	0.388%	(c)	04/25/45	1,142	1,064,339
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR9, Class A1A	0.478%	(c)	07/25/45	3,639	3,438,072
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1	0.455%	(c)	10/25/45	9,374	8,616,258
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1A1	0.418%	(c)	11/25/45	452	416,218
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1A	1.135%	(c)	02/25/46	1,248	1,156,078
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR9, Class 1A	1.129%	(c)	08/25/46	759	650,457
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-M, Class A1	2.618%	(c)	12/25/33	126	125,418
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-H, Class A1	2.620%	(c)	06/25/34	2,828	2,883,707
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR1, Class 2A1	2.610%	(c)	02/25/35	831	833,634

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $204,310,236)					201,618,579

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.5%
Federal Home Loan Mortgage Corp.	2.368%	(c)	01/01/34	48	51,136
Federal Home Loan Mortgage Corp.	2.460%	(c)	12/01/26	11	11,069

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

					Principal
	Interest		Maturity		Amount
	Rate		Date		(000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	2.526%	(c)	07/01/29		38	$40,345
Federal National Mortgage Assoc	2.011%	(c)	01/01/25		4	4,700
Federal National Mortgage Assoc	2.391%	(c)	12/01/29		31	32,076
Federal National Mortgage Assoc	2.395%	(c)	04/01/32		8	8,149
Federal National Mortgage Assoc	4.000%		12/01/41-04/01/42		28,617	29,748,391
Federal National Mortgage Assoc	4.170%	(c)	04/01/24		13	13,383
Federal National Mortgage Assoc	4.500%		04/01/29-12/01/41		3,641	3,896,756
Federal National Mortgage Assoc	5.000%		TBA		1,000	1,090,234
Federal National Mortgage Assoc	5.176%	(c)	03/01/17		37	37,812
Government National Mortgage Assoc	1.625%	(c)	05/20/24-11/20/29		261	271,569
Government National Mortgage Assoc	2.000%	(c)	07/20/17-07/20/24		19	19,935
Government National Mortgage Assoc	2.500%	(c)	09/20/17		7	6,814

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $36,008,733)						35,232,369

U.S. TREASURY OBLIGATIONS — 31.7%
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625%		02/15/43		7,350	6,260,951
U.S. Treasury Inflation Indexed Bonds, TIPS	2.000%		01/15/26		14,800	19,858,973
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375%		01/15/27		7,100	9,775,260
U.S. Treasury Inflation Indexed Bonds, TIPS	2.500%		01/15/29		4,770	6,310,251
U.S. Treasury Inflation Indexed Bonds, TIPS	3.875%		04/15/29		900	1,807,645
U.S. Treasury Notes	0.095%	(c)	01/31/16		20,700	20,688,449
U.S. Treasury Notes	0.750%		01/15/17-12/31/17		96,500	95,505,064
U.S. Treasury Notes	1.125%		04/30/20		8,600	8,126,329
U.S. Treasury Notes	1.500%		08/31/18	(h)	72,300	72,164,437
U.S. Treasury Notes	1.750%		10/31/20		19,000	18,447,822
U.S. Treasury Notes	2.750%		02/15/24		62,300	62,436,312

TOTAL U.S. TREASURY OBLIGATIONS (cost $328,067,654)						321,381,493

TOTAL LONG-TERM INVESTMENTS (cost $786,293,847)						774,516,012

SHORT-TERM INVESTMENTS — 22.2%

U.S. GOVERNMENT AGENCY OBLIGATIONS(n) — 5.8%
Federal Home Loan Mortgage Corp.	0.053%		04/21/14		52,700	52,698,273
Federal Home Loan Mortgage Corp.	0.080%		05/02/14		6,000	5,999,845

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $58,697,860)						58,698,118

REPURCHASE AGREEMENT(m) — 0.4%
Credit Suisse Securities (USA), 0.080%, dated 03/31/14, due 04/01/14 in the amount of $4,500,010 (cost $4,500,000)					4,500	4,500,000

U.S. TREASURY OBLIGATIONS(n) — 14.4%
U.S. Treasury Bills	0.016%		04/10/14	(h)	2,200	2,199,992
U.S. Treasury Bills	0.047%		04/17/14		2,500	2,499,950
U.S. Treasury Bills	0.050%		04/17/14		8,900	8,899,802
U.S. Treasury Bills	0.055%		04/10/14		71,800	71,799,013
U.S. Treasury Bills	0.056%		08/21/14		700	699,841
U.S. Treasury Bills	0.058%		04/17/14	(h)(k)	18,125	18,124,517
U.S. Treasury Bills	0.060%		04/17/14		13,300	13,299,645
U.S. Treasury Bills	0.062%		04/17/14		28,700	28,699,298

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

U.S. TREASURY OBLIGATIONS(n) (Continued)
U.S. Treasury Bills	0.112%	03/05/15(k)	8	$7,991

TOTAL U.S. TREASURY OBLIGATIONS (cost $146,230,053)				146,230,049

FOREIGN TREASURY OBLIGATIONS(n) — 1.4%
Mexico Cetes (Mexico)	3.510%	04/10/14	382,800	2,929,224
Mexico Cetes (Mexico)	3.610%	04/03/14	146,700	1,123,338
Mexico Cetes (Mexico)	3.610%	04/16/14	390,000	2,982,557
Mexico Cetes (Mexico)	3.630%	04/30/14	55,500	423,943
Mexico Cetes (Mexico)	3.650%	06/26/14	199,200	1,513,618
Mexico Cetes (Mexico)	3.660%	06/12/14	411,146	3,128,086
Mexico Cetes (Mexico)	3.690%	07/10/14	266,840	2,024,861

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $14,138,223)				14,125,627

			Shares

AFFILIATED MONEY MARKET MUTUAL FUND — 0.2%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,921,832)(w)			1,921,832	1,921,832

TOTAL SHORT-TERM INVESTMENTS (cost $225,487,968)				225,475,626

TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT AND OPTIONS WRITTEN — 98.5% (cost $1,011,781,815)				999,991,638

			Principal Amount (000)#

SECURITY SOLD SHORT — (0.1)%

U.S. GOVERNMENT AGENCY OBLIGATION
Federal National Mortgage Assoc.(proceeds received $1,038,594)	4.000%	TBA	1,000	(1,039,375)

			Notional Amount (000)#

OPTIONS WRITTEN*(j)

Call Options
10 Year U.S. Treasury Notes Futures,expiring 05/23/14, Strike Price $126.00			69,500	(108,594)

Put Options
10 Year U.S. Treasury Notes Futures,expiring 05/23/14, Strike Price $121.00			69,500	(141,172)

TOTAL OPTIONS WRITTEN (premiums received $692,428)				(249,766)

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Value
TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT AND OPTIONS WRITTEN — 98.4% (cost $1,010,050,793)	$998,702,497
Other assets in excess of liabilities(x) — 1.6%.	15,936,424

NET ASSETS — 100.0%	$1,014,638,921

The following abbreviations are used in the Portfolio descriptions:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
GNMA	Government National Mortgage Assoc.
FHLMC	Federal Home Loan Mortgage Corporation
iTraxx	International credit default index
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REMIC	Real Estate Mortgage Investment Conduit
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
AUD	Australian Dollar
BRL	Brazilian Real
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
USD	United States Dollar
*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2014.
(g)	Indicates a security that has been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(j)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2014.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(m)	Repurchase agreement is collateralized by U.S. Treasury Note (coupon rate 0.25%, maturity date 09/15/15), with the value, including accrued interest, of $4,595,010.
(n)	Rate shown reflects yield to maturity at purchase date.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 -
Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at March 31, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)(1)(2)
Long Positions:
1,693	3 Year Australian Treasury Bonds	Jun. 2014	$455,978,767	$455,596,038	$(382,729)
732	10 Year U.S. Treasury Notes	Jun. 2014	90,815,646	90,402,000	(413,646)

					(796,375)

Short Positions:
565	10 Year Australian Treasury Bonds	Jun. 2014	441,754,308	441,893,753	(139,445)
47	20 Year U.S. Treasury Bonds	Jun. 2014	6,209,834	6,261,281	(51,447)
7	30 Year U.S. Ultra Treasury Bonds	Jun. 2014	985,223	1,011,281	(26,058)

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Financial futures contracts open at March 31, 2014 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)(1)(2)
Short Positions (cont’d.)
4	30 Year USD Deliverable Interest Rate Swap	Jun. 2014	$ 401,563	$413,250	$(11,687)

					(228,637)

					$(1,025,012)

(1) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2014.

(2) Cash of $4,244,000 and U.S. Treasury Securities with a market value of $27,455 have been segregated to cover requirements for open futures contracts as of March 31, 2014.

Forward foreign currency exchange contracts outstanding at March 31, 2014:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar,
Expiring 04/02/14	Deutsche Bank	AUD	1,396	$1,247,824	$1,294,476	$46,652
Expiring 04/02/14	JPMorgan Chase	AUD	5,822	5,370,265	5,398,599	28,334
Brazilian Real,
Expiring 04/02/14	Barclays Capital Group	BRL	25,114	11,097,900	11,062,785	(35,115)
Expiring 04/02/14	Credit Suisse First Boston Corp.	BRL	42,661	18,076,770	18,791,954	715,184
Expiring 04/02/14	JPMorgan Chase	BRL	16,815	7,430,383	7,406,872	(23,511)
Expiring 04/02/14	UBS AG	BRL	24,498	10,327,842	10,791,042	463,200
Expiring 04/02/14	UBS AG	BRL	732	323,320	322,297	(1,023)
British Pound,
Expiring 04/02/14	Royal Bank of Canada	GBP	382	629,460	636,838	7,378
Chinese Yuan,
Expiring 04/07/16	JPMorgan Chase	CNY	12,107	2,040,000	1,928,698	(111,302)
Euro,
Expiring 04/02/14	HSBC Bank USA	EUR	2,014	2,778,426	2,774,589	(3,837)
Expiring 04/02/14	Royal Bank of Canada	EUR	23,147	31,889,622	31,888,490	(1,132)
Mexican Peso,
Expiring 05/14/14	BNP Paribas	MXN	98,344	7,377,649	7,506,976	129,327
Expiring 05/14/14	Citigroup Global Markets	MXN	28,076	2,122,066	2,143,147	21,081

				$100,711,527	$101,946,763	$1,235,236

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar,
Expiring 04/02/14	Deutsche Bank	AUD	6,376	$5,733,758	$5,912,309	$(178,551)
Expiring 04/02/14	Deutsche Bank	AUD	842	767,096	780,766	(13,670)
Expiring 05/02/14	JPMorgan Chase	AUD	5,822	5,359,221	5,387,486	(28,265)
Brazilian Real,
Expiring 04/02/14	Barclays Capital Group	BRL	25,114	10,339,885	11,062,784	(722,899)
Expiring 04/02/14	Credit Suisse First Boston Corp.	BRL	42,661	18,851,603	18,791,954	59,649
Expiring 04/02/14	JPMorgan Chase	BRL	16,815	6,976,437	7,406,872	(430,435)
Expiring 04/02/14	UBS AG	BRL	25,229	10,358,137	11,113,338	(755,201)
Expiring 05/05/14	Credit Suisse First Boston Corp.	BRL	42,661	17,938,431	18,630,352	(691,921)
Expiring 05/05/14	UBS AG	BRL	24,498	10,248,772	10,698,243	(449,471)
Expiring 06/03/14	JPMorgan Chase	BRL	4,181	1,757,986	1,811,701	(53,715)
Expiring 06/03/14	Morgan Stanley	BRL	10,894	4,555,086	4,720,120	(165,034)
British Pound,
Expiring 04/02/14	Barclays Capital Group	GBP	382	634,442	636,838	(2,396)
Expiring 05/02/14	Royal Bank of Canada	GBP	382	629,321	636,700	(7,379)
Chinese Yuan,
Expiring 04/07/16	JPMorgan Chase	CNY	12,107	1,882,955	1,928,698	(45,743)
Euro,
Expiring 04/02/14	Barclays Capital Group	EUR	24,941	34,331,162	34,359,996	(28,834)

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Euro (cont’d.),
Expiring 04/02/14	UBS AG	EUR	220	$303,145	$303,083	$62
Expiring 05/02/14	Citigroup Global Markets	EUR	172	237,122	236,940	182
Expiring 05/02/14	Royal Bank of Canada	EUR	23,147	31,887,978	31,886,345	1,633
Japanese Yen,
Expiring 05/13/14	Barclays Capital Group	JPY	56,100	551,538	543,652	7,886
Expiring 05/13/14	Citigroup Global Markets	JPY	559,700	5,488,546	5,423,928	64,618
Mexican Peso,
Expiring 04/03/14	Citigroup Global Markets	MXN	10,467	794,306	801,545	(7,239)
Expiring 04/10/14	BNP Paribas	MXN	37,949	2,890,145	2,904,505	(14,360)
Expiring 04/16/14	Citigroup Global Markets	MXN	38,647	2,929,883	2,956,554	(26,671)
Expiring 04/30/14	Citigroup Global Markets	MXN	5,492	415,927	419,693	(3,766)
Expiring 05/14/14	Barclays Capital Group	MXN	5,509	418,017	420,523	(2,506)
Expiring 05/14/14	BNP Paribas	MXN	124,003	9,319,139	9,465,640	(146,501)
Expiring 05/15/14	BNP Paribas	MXN	7,894	602,886	602,545	341
Expiring 06/12/14	Citigroup Global Markets	MXN	31,545	2,402,718	2,402,494	224
Expiring 06/12/14	Goldman Sachs & Co.	MXN	7,412	564,900	564,503	397
Expiring 06/26/14	JPMorgan Chase	MXN	10,201	776,239	776,097	142
Expiring 06/26/14	Morgan Stanley	MXN	26,224	1,968,850	1,995,046	(26,196)

				$191,915,631	$195,581,250	$(3,665,619)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2014.

Interest rate swap agreements outstanding at March 31, 2014:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation(2)	Counterparty
Over-the-counter swap agreements:
BRL	26,100	01/02/17	8.650%	Brazilian interbank overnight lending rate(1)	$(831,478)	$15,181	$(846,659)	HSBC Bank USA
BRL	21,400	01/02/17	8.860%	Brazilian interbank overnight lending rate(1)	(567,362)	138,291	(705,653)	Bank of America
BRL	8,100	01/02/17	9.010%	Brazilian interbank overnight lending rate(1)	(202,077)	72,344	(274,421)	JPMorgan Chase & Co.

					$(1,600,917)	$225,816	$(1,826,733)

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)(2)
Exchange-traded swap agreements:
AUD	98,700	06/18/19	4.000%	6 month Australian	$(202,950)	$802,305	$1,005,255
				Bank Bill rate(1)
	113,300	06/18/19	2.000%	3 month LIBOR(1)	(580,096)	244,199	824,295
	37,300	06/18/34	3.750%	3 month LIBOR(1)	747,865	(1,495,200)	(2,243,065)
	5,200	06/19/43	2.750%	3 month LIBOR(1)	311,579	754,553	442,974
	50,300	12/18/43	3.250%	3 month LIBOR(1)	2,407,861	2,418,763	10,902
	13,900	12/18/43	3.500%	3 month LIBOR(1)	786,740	(16,745)	(803,485)

					$3,470,999	$2,707,875	$(763,124)

(1)	Portfolio pays the floating rate and receives the fixed rate.

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2014 (continued):

(2)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2014.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at March 31, 2014:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Implied Credit Spread at March 31, 2014(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation(5)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1):
BP Capital Markets America	06/20/15	5.000%		1,950	0.153%	$118,741	$7,540	$111,201	Goldman Sachs Capital Markets, L.P.
BP Capital Markets America	06/20/15	5.000%		1,400	0.153%	85,250	10,373	74,877	Goldman Sachs Capital Markets, L.P.
BP Capital Markets America	06/20/15	5.000%		700	0.153%	42,505	(5,407)	47,912	Goldman Sachs Capital Markets, L.P.
Citigroup, Inc.	09/20/14	1.000%		8,600	0.218%	35,939	(23,974)	59,913	Deutsche Bank AG
Federal Republic of Brazil	03/20/16	1.000%		6,200	0.645%	41,815	(23,072)	64,887	Citigroup, Inc.
Finmeccanica Finance SA	03/20/19	5.000%	EUR	500	2.149%	93,810	76,327	17,483	Credit Suisse
Japan Gov’t. Series 55	03/20/16	1.000%		4,400	0.193%	70,887	12,545	58,342	Goldman Sachs Capital Markets, L.P.
Japan Gov’t. Series 55	03/20/16	1.000%		2,800	0.193%	45,421	10,306	35,115	Royal Bank of Scotland PLC
Lloyds Bank	09/20/17	3.000%	EUR	4,300	0.497%	523,478	23,493	499,985	Morgan Stanley
Lloyds Bank	09/20/17	3.000%	EUR	1,200	0.497%	146,087	7,855	138,232	Deutsche Bank AG
People’s Republic of China	09/20/16	1.000%		4,400	0.378%	68,413	(9,307)	77,720	Morgan Stanley

						$1,272,346	$86,679	$1,185,667

The Portfolio entered into credit default swap agreements on corporate and sovereign issues as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

Reference Entity/Obligation	Termination Date	Notional Amount (000)#(4)		Fixed Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation(5)	Counterparty
Over-the-counter credit default swaps – Buy Protection(2):
Chesapeake Energy Corp.	06/20/14		1,280	5.000%	$(15,206)	$1,912	$(17,118)	Goldman Sachs & Co.
Credit Agricole SA	12/20/16	EUR	2,800	1.000%	(61,966)	154,713	(216,679)	Citigroup, Inc.
Credit Agricole SA	12/20/16	EUR	1,650	1.000%	(36,516)	93,816	(130,332)	Goldman Sachs & Co.
D.R. Horton, Inc.	06/20/16		2,500	1.000%	(25,886)	58,852	(84,738)	Barclays Bank PLC
DJ iTraxx9EU 7YR Tranche 09-12%	06/20/15	EUR	6,100	1.000%	(94,581)	357,676	(452,257)	UBS AG
Lennar Corp.	06/20/15		9,200	5.000%	(544,041)	(201,782)	(342,259)	BNP Paribas
Pulte Group, Inc.	03/20/15		3,000	1.000%	(24,280)	45,785	(70,065)	Barclays Bank PLC

					$(802,476)	$510,972	$(1,313,448)

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Credit default swap agreements outstanding at March 31, 2014 (continued):

Reference Entity/Obligation	Termination Date	Notional Amount (000)#(4)		Fixed Rate	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)(5)
Exchange-traded credit default swaps – Buy Protection(2):
CDX.NA.IG.21	12/20/18		25,700	1.000%	$384,691	$468,409	$83,718
iTraxx Europe Crossover Series	06/20/17	EUR	14,896	5.000%	(1,177,518)	(2,396,074)	(1,218,556)
iTraxx Europe Crossover Series	12/20/17	EUR	25,323	5.000%	(1,220,710)	(4,242,894)	(3,022,184)

					$(2,013,537)	$(6,170,559)	$(4,157,022)

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The amount represents the fair value of derivative instruments subject to credit contracts risk exposure as of March 31, 2014.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Debt Obligations	$—	$280,643	$—
Collateralized Loan Obligations	—	252,092	—
Non-Residential Mortgage-Backed Securities	—	947,218	—
Residential Mortgage-Backed Securities	—	8,572,876	—
Bank Loan	—	3,397,450	—
Commercial Mortgage-Backed Securities	—	7,135,926	—
Corporate Obligations	—	145,734,920	6,165,871
Foreign Government Bonds	—	42,425,594	—
Municipal Bonds	—	1,370,981	—
Residential Mortgage-Backed Securities	—	201,618,579	—
U.S. Government Agency Obligations	—	93,930,487	—
U.S. Treasury Obligations	—	467,611,542	—
Repurchase Agreement	—	4,500,000	—
Foreign Treasury Obligations	—	14,125,627	—
Affiliated Money Market Mutual Fund	1,921,832	—	—

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Level 1	Level 2	Level 3
Short Sales – U.S. Government Agency Obligation	—	(1,039,375)	—
Options Written	(249,766)	—	—
Other Financial Instruments*
Futures	(1,025,012)	—	—
Foreign Forward Currency Contracts	—	(2,430,383)	—
Interest Rate Swaps	—	(2,589,857)	—
Credit Default Swaps	—	(4,284,803)	—

Total	$647,054	$981,559,517	$6,165,871

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Residential Mortgage-Backed Securities	Corporate Obligations
Balance as of 12/31/13	$21,607,865	$952,676
Change in unrealized appreciation (depreciation)**	—	13,195
Purchases	—	5,200,000
Transfers out of Level 3	(21,607,865)	—

Balance as of 03/31/14	$—	$6,165,871

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

** Of which, $13,195 was included in Net Assets relating to securities held at the reporting period end.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there were three Residential Mortgage-Backed Securities transferred out of Level 3 as a result of being priced by a vendor.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment, and broker quotes adjusted for changes in yields of comparable U.S. Government and other securities using fixed income securities valuation model.

AST PIMCO TOTAL RETURN BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 98.8%

ASSET-BACKED SECURITIES — 2.3%

Collateralized Debt Obligations — 0.4%
Hillmark Funding (Cayman Islands), Series 2006-1A, Class A1, 144A	0.484%	(c)	05/21/21	29,243	$28,474,843

Collateralized Loan Obligations — 0.3%
ACA CLO 2006-1 Ltd. (Cayman Islands), Series 2006-1A, Class A1, 144A	0.489%	(c)	07/25/18	997	992,595
Commercial Industrial Finance Corp. (Cayman Islands), Series 2006-2A, Class A1L, 144A	0.496%	(c)	03/01/21	4,186	4,146,540
Commercial Industrial Finance Corp. (Cayman Islands), Series 2007-1A, Class A1L, 144A	0.497%	(c)	05/10/21	13,174	12,963,720
Galaxy VIII CLO Ltd. (Cayman Islands), Series 2007-8A, Class A	0.478%	(c)	04/25/19	6,632	6,562,464

					24,665,319

Non-Residential Mortgage-Backed Securities — 0.8%
Bear Stearns Asset-Backed Securities Trust, Series 2006-SD2, Class M1	0.704%	(c)	06/25/36	5,100	4,166,685
Citibank Omni Master Trust, Series 2009-A14A, Class A14, 144A	2.905%	(c)	08/15/18	34,000	34,330,956
Fremont Home Loan Trust, Series 2006-3, Class 2A3	0.324%	(c)	02/25/37	24,800	13,080,239
SLM Private Education Loan Trust, Series 2009-CT, Class 1A, 144A(g)	2.350%	(c)	04/15/39	134	134,462
SLM Private Education Loan Trust, Series 2010-C, Class A2, 144A	2.805%	(c)	12/16/19	2,041	2,082,732
Structured Asset Securities Corp Mortgage Loan Trust, Series 2006-BC2, Class A3	0.304%	(c)	09/25/36	4,940	3,869,993

					57,665,067

Residential Mortgage-Backed Securities — 0.8%
Accredited Mortgage Loan Trust, Series 2005-3, Class M3	0.630%	(c)	09/25/35	3,100	2,266,038
ACE Securities Corp. Home Equity Loan Trust, Series 2006-HE4, Class A2A
Ameriquest Mortgage Securities, Inc.	0.214%	(c)	10/25/36	466	159,554
Asset-Backed Pass-Through Certificates, Series 2004-R9, Class M3	1.174%	(c)	10/25/34	1,100	932,598
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE6, Class A1	0.429%	(c)	09/25/34	1,025	1,016,672
BNC Mortgage Loan Trust, Series 2007-2, Class A2	0.254%	(c)	05/25/37	3,059	2,897,544
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB9, Class A1	0.214%	(c)	11/25/36	227	122,120
EMC Mortgage Loan Trust, Series 2001-A, Class A, 144A	0.894%	(c)	05/25/40	1,663	1,496,420
Fannie Mae Grantor Trust, Series 2002-T10, Class A1	0.394%	(c)	06/25/32	1,320	1,303,034
First Franklin Mortgage Loan Trust, Series 2005-FF10, Class A5	0.514%	(c)	11/25/35	4,400	2,661,600
First NLC Trust, Series 2007-1, Class A1, 144A	0.224%	(c)	08/25/37	6,683	3,438,791
Fremont Home Loan Trust, Series 2006-E, Class 2A1	0.214%	(c)	01/25/37	98	48,762
GE-WMC Mortgage Securities LLC, Series 2006-1, Class A2A	0.194%	(c)	08/25/36	65	29,107
Household Home Equity Loan Trust, Series 2005-1, Class A	0.447%	(c)	01/20/34	3,215	3,190,822

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AV1	0.214%	(c)	03/25/47	843	$808,330
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1	0.714%	(c)	10/25/34	127	114,764
MASTR Asset-Backed Securities Trust, Series 2005-WF1, Class M2	0.584%	(c)	06/25/35	6,100	5,558,655
MASTR Asset-Backed Securities Trust, Series 2006-NC2, Class A5	0.394%	(c)	08/25/36	4,598	2,362,960
Morgan Stanley ABS Capital I, Inc., Series 2007-HE7, Class A2C	1.404%	(c)	07/25/37	8,600	5,017,937
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A1	0.204%	(c)	11/25/36	8	3,903
Morgan Stanley Mortgage Loan Trust, Series 2006-12XS, Class A6A	5.726%	(c)	10/25/36	442	268,100
Morgan Stanley Mortgage Loan Trust, Series 2007-7AX, Class 2A3	0.514%	(c)	04/25/37	1,041	580,821
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-WHQ1, Class M2	1.144%	(c)	09/25/34	5,862	5,221,494
Residential Asset Mortgage Products, Inc., Series 2003-RS11, Class MII1	1.249%	(c)	12/25/33	5,374	4,590,766
Securitized Asset-Backed Receivables LLC Trust, Series 2007-HE1, Class A2A	0.214%	(c)	12/25/36	153	52,845
Soundview Home Equity Loan Trust, Series 2006-NLC1, Class A1, 144A	0.214%	(c)	11/25/36	234	88,385
Soundview Home Equity Loan Trust, Series 2007-OPT1, Class 2A1	0.234%	(c)	06/25/37	919	532,030
Structured Asset Investment Loan Trust, Series 2005-7, Class M1	0.644%	(c)	08/25/35	8,000	6,989,784
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-WF1, Class M2	0.494%	(c)	02/25/36	1,500	1,231,705

					52,985,541

TOTAL ASSET-BACKED SECURITIES (cost $167,371,718)					163,790,770

BANK LOAN(c)

Health Care Providers & Services
HCA, Inc., Term Loan A-2, (cost $2,270,554)	2.669%		05/02/16	2,288	2,286,745

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.4%
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW15, Class A4	5.331%		02/11/44	390	422,886
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T26, Class A4	5.471%	(c)	01/12/45	1,100	1,215,405
Commercial Mortgage Trust, Series 2005-GG3, Class A4	4.799%	(c)	08/10/42	200	203,345
Commercial Mortgage Trust, Series 2005-GG5, Class A5	5.224%	(c)	04/10/37	34,978	36,664,562
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class A1A	5.297%		12/15/39	3,726	4,007,450
Credit Suisse Commercial Mortgage Trust, Series 2007-C1, Class A3	5.383%		02/15/40	1,030	1,109,907
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP2, Class A3A .	4.678%		07/15/42	265	268,474

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMorgan Mortgage Trust, Series 2007-A1, Class 5A6	2.667%	(c)	07/25/35		239	$217,248
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3	5.866%	(c)	09/15/45		13,287	15,012,223
Merrill Lynch Floating Trust, Series 2008-LAQA, Class A1, 144A	0.731%	(c)	07/09/21		5,632	5,625,088
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4	5.485%	(c)	03/12/51		2,300	2,532,548
Morgan Stanley Re-REMIC Trust, Series 2009-GG10, Class A4A	5.819%	(c)	08/12/45		88	96,960
RALI Trust, Series 2007-QS8, Class A7	6.000%		06/25/37		32,132	26,079,542
Silenus European Loan Conduit No. 25 Ltd. (Ireland), Series 25X, Class A	0.438%	(c)	05/15/19	EUR	293	398,261
Wachovia Bank Commercial Mortgage Trust, Series 2007-WHL8, Class A1, 144A	0.235%	(c)	06/15/20		1,237	1,225,521

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $91,970,031)						95,079,420

CORPORATE BONDS — 12.7%

Airlines
UAL 1991 Pass-Through Trust AB, Pass-Through Certificates(g)(i)	10.020%		03/22/14		260	141,495

Banks — 4.9%
American Express Co., Sr. Unsec’d. Notes	7.250%		05/20/14		10,000	10,088,840
Banco Nacional de Desenvolvimento Economico e Social (Brazil), Sr. Unsec’d. Notes, 144A	3.375%		09/26/16		2,200	2,241,250
Banco Santander Brasil SA (Brazil), Sr. Unsec’d. Notes, 144A.	4.250%		01/14/16		10,000	10,362,500
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (Mexico), Sr. Unsec’d. Notes, 144A	4.125%		11/09/22		6,700	6,574,375
Bank of America Corp., Sr. Unsec’d. Notes	3.700%		09/01/15		8,100	8,418,419
Bank of America Corp., Sr. Unsec’d. Notes	4.500%		04/01/15		19,700	20,438,317
Bank of America Corp., Sr. Unsec’d. Notes	6.500%		08/01/16		5,855	6,557,916
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.625%		03/17/16		19,370	20,317,425
Bank of America Corp., Sub. Notes	0.571%	(c)	08/15/16		1,900	1,877,037
Bank of America NA, Sub. Notes	6.000%		10/15/36		1,500	1,788,866
Bank of China Hong Kong Ltd. (Hong Kong), Sub. Notes, 144A	5.550%		02/11/20		2,900	3,108,739
Bank of Montreal (Canada), Covered Bonds, 144A	2.850%		06/09/15		4,400	4,529,624
Bank of Nova Scotia (Canada), Covered Bonds, 144A	1.950%		01/30/17		800	819,560
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	5.200%		07/10/14		900	911,777
BBVA Bancomer SA (Mexico), Sr. Unsec’d. Notes, 144A	4.500%		03/10/16		4,000	4,230,000
BBVA Bancomer SA (Mexico), Sub. Notes, 144A	6.500%		03/10/21		8,000	8,650,000
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	4.750%		02/15/15		2,000	2,055,000
Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes, 144A(g)	1.035%	(c)	09/18/15		20,000	20,195,920
Credit Agricole Home Loan SFH (France), Covered Bonds, 144A	0.987%	(c)	07/21/14		33,500	33,564,421
Credit Agricole SA (France), Jr. Sub. Notes, 144A	8.375%	(c)	10/13/19		6,700	7,604,500
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, 144A	0.716%	(c)	04/29/14		25,400	25,408,128

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, 144A.	2.750%		04/29/14		5,200	$5,206,084
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes.	4.000%		01/29/21		2,600	2,733,913
Lloyds Bank PLC (United Kingdom), Jr. Sub. Notes, 144A(g)	12.000%	(c)	12/16/24		20,000	27,168,240
National Australia Bank Ltd. (Australia), Sr. Unsec’d. Notes, 144A	0.962%	(c)	04/11/14		27,000	27,004,050
Nordea Eiendomskreditt A/S (Norway), Sec’d. Notes, 144A.	0.660%	(c)	04/07/15		13,400	13,400,724
Northern Rock Asset Management PLC (United Kingdom), Covered Bonds, 144A(g)	5.625%		06/22/17		37,200	41,627,544
Rabobank Nederland NV (Netherlands), Sr. Unsec’d. Notes, RegS	6.875%		03/19/20	EUR	5,800	9,398,722
RCI Banque SA (France), Sr. Unsec’d. Notes, 144A(g)	2.112%	(c)	04/11/14		10,200	10,203,233
State Bank of India (India), Sr. Unsec’d. Notes, 144A	4.500%		07/27/15		7,000	7,241,878
Turkiye Garanti Bankasi A/S (Turkey), Sr. Unsec’d. Notes, 144A	2.737%	(c)	04/20/16		2,400	2,340,000

						346,067,002

Chemicals
Braskem Finance Ltd. (Brazil), Gtd. Notes, 144A	5.750%		04/15/21		3,300	3,295,875

Diversified Financial Services — 5.4%
Ally Financial, Inc., Gtd. Notes	2.750%		01/30/17		6,700	6,767,000
Ally Financial, Inc., Gtd. Notes	3.645%	(c)	06/20/14		11,100	11,138,850
Ally Financial, Inc., Gtd. Notes	7.500%		09/15/20		6,900	8,202,375
Bank One Capital III, Ltd., Gtd. Notes	8.750%		09/01/30		1,100	1,467,826
Banque PSA Finance SA (France), Sr. Unsec’d. Notes, 144A(g)	2.143%	(c)	04/04/14		14,700	14,700,000
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	5.300%		10/30/15		5,500	5,875,777
Citigroup, Inc., Notes, MTN	5.500%		10/15/14		14,417	14,796,946
Citigroup, Inc., Sr. Unsec’d. Notes	0.516%	(c)	11/05/14		4,600	4,601,237
Citigroup, Inc., Sr. Unsec’d. Notes	1.250%		01/15/16		8,700	8,730,615
Citigroup, Inc., Sr. Unsec’d. Notes	6.010%		01/15/15		7,400	7,712,894
Citigroup, Inc., Sub. Notes	4.875%		05/07/15		5,200	5,417,568
Fifth Third Bancorp, Sub. Notes	0.655%	(c)	12/20/16		2,300	2,279,459
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.984%		06/15/16		900	953,621
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.625%		09/15/15		10,400	11,085,953
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	7.000%		04/15/15		11,900	12,658,982
General Electric Capital Corp., Sub. Notes, MTN	6.375%	(c)	11/15/67		6,175	6,792,500
General Electric Capital Corp./LJ VP Holdings LLC, Sr. Unsec’d. Notes, 144A(g)	3.800%		06/18/19		4,600	4,871,386
International Lease Finance Corp., Sr. Sec’d. Notes	6.750%		09/01/16		5,400	6,007,500
International Lease Finance Corp., Sr. Unsec’d. Notes	5.750%		05/15/16		1,400	1,505,882
JPMorgan Chase & Co., Sr. Unsec’d. Notes	0.756%	(c)	02/15/17		52,300	52,344,926
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.150%		07/05/16		600	627,869
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.450%		03/01/16		31,800	33,301,850
JPMorgan Chase Bank NA, Sub. Notes	0.997%	(c)	05/31/17	EUR	6,400	8,718,255
JPMorgan Chase Bank NA, Sub. Notes	6.000%		10/01/17		1,800	2,050,412
LBG Capital No. 1 PLC (United Kingdom), Bank Gtd. Notes	8.500%	(c)	12/17/21		700	750,159

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	0.587%	(c)	08/25/14	EUR	3,100	$4,272,744
Morgan Stanley, Sr. Unsec’d. Notes	5.375%		10/15/15		8,600	9,168,331
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.000%		04/28/15		1,400	1,477,830
Odebrecht Drilling Norbe VIII/IX Ltd. (Brazil), Sr. Sec’d. Notes, 144A.	6.350%		06/30/21		2,610	2,707,875
SLM Corp., Sr. Unsec’d. Notes, MTN	6.250%		01/25/16		2,300	2,472,500
Springleaf Finance Corp., Gtd. Notes, MTN	6.500%		09/15/17		5,000	5,387,500
Springleaf Finance Corp., Gtd. Notes, MTN	6.900%		12/15/17		44,000	48,290,000
SSIF Nevada LP (Canada), Sr. Unsec’d. Notes, 144A	0.942%	(c)	04/14/14		61,300	61,312,321
Temasek Financial I Ltd. (Singapore), Gtd. Notes, 144A	4.300%		10/25/19		1,300	1,424,908
UBS Preferred Funding Trust V (Switzerland), Jr. Sub. Notes	6.243%	(c)	05/29/49		5,800	6,191,500

						376,065,351

Diversified Telecommunication Services
Qtel International Finance Ltd. (Qatar), Gtd. Notes, 144A	3.375%		10/14/16		400	419,936

Electric Utilities — 0.3%
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., Sr. Sec’d. Notes, 144A	10.250%		12/01/20		2,000	2,107,500
Korea Electric Power Corp. (South Korea), Sr. Unsec’d. Notes, 144A	3.000%		10/05/15		16,000	16,452,672
Red Oak Power LLC, Sr. Sec’d. Notes	8.540%		11/30/19		2,490	2,651,327

						21,211,499

Food & Staples Retailing
CVS Pass-Through Trust, Pass-Through Certificates	6.943%		01/10/30		1,022	1,208,255

Insurance — 0.3%
American International Group, Inc., Jr. Sub. Notes	6.250%		03/15/87		5,500	5,775,000
American International Group, Inc., Sr. Unsec’d. Notes	5.050%		10/01/15		800	850,160
American International Group, Inc., Sr. Unsec’d. Notes	8.250%		08/15/18		2,200	2,749,980
Principal Life Income Funding Trusts, Sr. Sec’d. Notes, MTN	5.550%		04/27/15		8,100	8,534,581

						17,909,721

Metals & Mining — 0.3%
Codelco, Inc. (Chile), Sr. Unsec’d. Notes, 144A	7.500%		01/15/19		3,700	4,438,091
CSN Resources SA (Brazil), Gtd. Notes, 144A	6.500%		07/21/20		1,150	1,173,000
Gerdau Holdings, Inc. (Brazil), Gtd. Notes, 144A	7.000%		01/20/20		9,200	10,212,000
Gerdau Trade, Inc. (Brazil), Gtd. Notes, 144A	5.750%		01/30/21		2,100	2,152,500

						17,975,591

Multi-Utilities — 0.4%
Entergy Corp., Sr. Unsec’d. Notes	3.625%		09/15/15		14,700	15,215,132
Majapahit Holding BV (Indonesia), Gtd. Notes, 144A	7.750%		01/20/20		5,000	5,737,500

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Multi-Utilities (cont’d.)
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.250%		06/28/17		4,400	$4,955,500

						25,908,132

Oil, Gas & Consumable Fuels — 0.7%
Cameron International Corp., Sr. Unsec’d. Notes	1.169%	(c)	06/02/14		9,700	9,713,512
Novatek OAO via Novatek Finance Ltd. (Russia), Sr. Unsec’d. Notes, 144A	5.326%		02/03/16		3,100	3,193,000
Petrobras International Finance Co. (Brazil), Gtd. Notes	5.375%		01/27/21		5,230	5,289,209
Petrobras International Finance Co. (Brazil), Gtd. Notes	7.875%		03/15/19		4,800	5,474,678
Ras Laffan Liquefied Natural Gas Co. Ltd. II (Qatar), Sr. Sec’d. Notes, 144A	5.298%		09/30/20		1,064	1,144,783
Ras Laffan Liquefied Natural Gas Co. Ltd. II (Qatar), Sr. Sec’d. Notes, RegS	5.298%		09/30/20		2,594	2,790,408
Southern Gas Networks PLC (United Kingdom), Sr. Unsec’d. Notes	0.810%	(c)	10/21/15	GBP	13,500	22,419,059

						50,024,649

Road & Rail
Con-way, Inc., Sr. Unsec’d. Notes	7.250%		01/15/18		1,700	1,982,220

Thrifts & Mortgage Finance — 0.1%
Nationwide Building Society (United Kingdom), Notes, 144A	6.250%		02/25/20		3,800	4,430,040

Wireless Telecommunication Services — 0.3%
Verizon Communications, Inc., Sr. Unsec’d. Notes	1.984%	(c)	09/14/18		2,900	3,045,566
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.500%		09/15/16		3,700	3,831,239
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.650%		09/14/18		9,900	10,538,867
Verizon Virginia, Inc., Gtd. Notes	7.875%		01/15/22		3,000	3,544,962

						20,960,634

TOTAL CORPORATE BONDS (cost $849,154,842)						887,600,400

FOREIGN GOVERNMENT BONDS — 12.2%
Autonomous Community of Valencia (Spain), Sr. Unsec’d. Notes, MTN	4.375%		07/16/15	EUR	1,900	2,704,765
Banco Nacional de Desenvolvimento Economico e Social (Brazil), Sr. Unsec’d. Notes, 144A	4.125%		09/15/17	EUR	2,700	3,920,537
Brazil Letras do Tesouro Nacional (Brazil), Bills	10.590%	(s)	01/01/17	BRL	13,000	4,142,359
Italy Buoni Poliennali del Tesoro (Italy), Bonds	2.250%		05/15/16	EUR	21,900	31,031,160
Italy Buoni Poliennali del Tesoro (Italy), Bonds	2.750%		12/01/15	EUR	3,700	5,266,971
Italy Buoni Poliennali del Tesoro (Italy), Bonds	3.000%		04/15/15	EUR	900	1,269,530
Italy Buoni Poliennali del Tesoro (Italy), Bonds	3.000%		06/15/15	EUR	31,500	44,590,030
Italy Buoni Poliennali del Tesoro (Italy), Bonds	3.000%		11/01/15	EUR	10,900	15,552,536
Italy Buoni Poliennali del Tesoro (Italy), Bonds	3.750%		08/01/15	EUR	36,300	52,015,614
Italy Buoni Poliennali del Tesoro (Italy), Bonds	3.750%		04/15/16	EUR	39,000	56,869,067
Italy Buoni Poliennali del Tesoro (Italy), Bonds	3.750%		08/01/16	EUR	73,700	108,067,205
Italy Buoni Poliennali del Tesoro (Italy), Bonds	4.500%		07/15/15	EUR	54,500	78,709,542
Italy Buoni Poliennali del Tesoro (Italy), Bonds	4.750%		09/15/16	EUR	3,400	5,107,471

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Italy Certificati di Credito del Tesoro (Italy), Bonds	0.890%	(s)	12/31/15	EUR	9,600	$13,038,288
Italy Certificati di Credito del Tesoro (Italy), Bonds	1.880%	(s)	06/30/15	EUR	24,500	33,456,928
Korea Housing Finance Corp. (South Korea), Covered Bonds, 144A	4.125%		12/15/15		2,700	2,840,430
Mexican Bonos (Mexico), Bonds	10.000%		12/05/24	MXN	49,000	4,857,213
Province of British Columbia (Canada), Sr. Unsec’d. Notes.	1.200%		04/25/17		22,400	22,488,458
Province of Ontario (Canada), Bonds	4.000%		06/02/21	CAD2	3,400	22,850,931
Province of Ontario (Canada), Bonds	4.200%		03/08/18	CAD	1,400	1,379,320
Province of Ontario (Canada), Notes, MTN	5.500%		06/02/18	CAD	3,200	3,303,975
Province of Ontario (Canada), Sr. Unsec’d. Notes	1.000%		07/22/16		2,700	2,714,067
Province of Ontario (Canada), Sr. Unsec’d. Notes	1.650%		09/27/19		2,800	2,713,424
Province of Ontario (Canada), Sr. Unsec’d. Notes	3.000%		07/16/18		2,700	2,836,161
Province of Ontario (Canada), Sr. Unsec’d. Notes	4.400%		04/14/20		3,800	4,197,089
Province of Ontario (Canada), Sr. Unsec’d. Notes, MTN	4.000%		10/07/19		800	870,401
Province of Ontario (Canada), Unsec’d. Notes	3.150%		06/02/22	CAD	13,000	11,897,322
Province of Ontario (Canada), Unsec’d. Notes	4.200%		06/02/20	CAD	11,100	11,004,613
Province of Ontario (Canada), Unsec’d. Notes	4.300%		03/08/17	CAD	1,100	1,074,179
Province of Quebec (Canada), Debs	4.500%		12/01/17	CAD	400	396,505
Province of Quebec (Canada), Notes	4.250%		12/01/21	CAD	26,200	25,818,909
Province of Quebec (Canada), Notes	4.500%		12/01/20	CAD	29,700	29,831,642
Province of Quebec (Canada), Sr. Unsec’d. Notes	2.750%		08/25/21		3,700	3,632,808
Province of Quebec (Canada), Unsec’d. Notes	3.500%		07/29/20		1,700	1,787,006
Province of Quebec (Canada), Unsec’d. Notes	3.500%		12/01/22	CAD	3,700	3,437,134
Spainish Government Bond (Spain), Bonds	3.300%		07/30/16	EUR	65,200	94,735,500
Spainish Government Bond (Spain), Sr. Unsec’d. Notes	3.000%		04/30/15	EUR	18,200	25,702,300
Spanish Government (Spain), Bonds	3.150%		01/31/16	EUR	31,400	45,158,086
Spanish Government (Spain), Bonds	3.750%		10/31/15	EUR	14,000	20,203,342
Spanish Government (Spain), Bonds	4.000%		07/30/15	EUR	34,600	49,742,833
Xunta de Galicia (Spain), Sr. Unsec’d. Notes	6.131%		04/03/18	EUR	350	554,280

TOTAL FOREIGN GOVERNMENT BONDS (cost $854,715,688)						851,769,931

MUNICIPAL BONDS — 6.4%

California — 3.6%
Bay Area Toll Authority, Series S1, Revenue Bonds, BABs	7.043%		04/01/50		6,700	9,095,853
California Infrastructure & Economic Development Bank, Revenue Bonds, BABs	6.486%		05/15/49		2,600	3,024,918
California State University, Revenue Bonds, BABs	6.484%		11/01/41		4,500	5,526,090
California Statewide Communities Development Authority, Revenue Bonds	7.550%		05/15/40		11,085	14,646,943
City of Los Angeles Wastewater System, Revenue Bonds, BABs	5.713%		06/01/39		2,400	2,733,240
City of Riverside CA Electric, Revenue Bonds, BABs	7.605%		10/01/40		9,300	12,557,976
Los Angeles County Public Works Financing Authority, Series Z, Revenue Bonds, BABs	7.618%		08/01/40		18,200	23,410,660
Los Angeles Unified School District, General Obligation Unlimited, BABs	6.758%		07/01/34		14,700	19,183,353
Orange County Local Transportation Authority, Series A, Revenue Bonds, BABs	6.908%		02/15/41		16,100	21,299,012

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)

California (cont’d.)
State of California, General Obligation Unlimited	5.950%	04/01/16	2,000	$2,198,480
State of California, General Obligation Unlimited, BABs	7.550%	04/01/39	20,200	28,162,840
State of California, General Obligation Unlimited, BABs	7.500%	04/01/34	23,400	31,649,436
State of California, General Obligation Unlimited, BABs	7.600%	11/01/40	7,100	9,999,143
University of California, Series D, Revenue Bonds	5.000%	05/15/37	500	539,970
University of California, Series F, Revenue Bonds, BABs	6.583%	05/15/49	42,800	53,941,696
University of California, Series H, Revenue Bonds, BABs	6.398%	05/15/31	10,900	12,980,701

				250,950,311

Florida
County of Seminole Water & Sewer, Series B, Revenue Bonds, BABs	6.443%	10/01/40	400	438,664

Illinois — 0.6%
Chicago Transit Authority, Series A, Revenue Bonds	6.300%	12/01/21	300	333,441
Chicago Transit Authority, Series A, Revenue Bonds	6.899%	12/01/40	18,200	21,696,584
Chicago Transit Authority, Series B, Revenue Bonds, BABs	6.200%	12/01/40	2,900	3,222,712
Chicago Transit Authority, Series B, Revenue Bonds	6.899%	12/01/40	10,200	12,159,624
Illinois Municipal Electric Agency, Revenue Bonds, BABs	6.832%	02/01/35	4,800	5,214,624
Regional Transportation Authority, Series A, Revenue Bonds	5.000%	07/01/25	1,600	1,709,776

				44,336,761

Iowa — 0.1%
State of Iowa, Revenue Bonds, BABs	6.750%	06/01/34	6,800	7,604,032

Massachusetts — 0.2%
Massachusetts Health & Educational Facilities Authority, Series O, Revenue Bonds	6.000%	07/01/36	5,100	5,936,094
Massachusetts Port Authority, Series B, Revenue Bonds	6.352%	07/01/37	7,900	8,721,047

				14,657,141

Mississippi — 0.1%
Mississippi Development Bank, Revenue Bonds, BABs	6.313%	01/01/33	3,100	3,521,848

Nebraska — 0.1%
Public Power Generation Agency, Revenue Bonds, BABs	7.242%	01/01/41	3,600	3,958,632

Nevada — 0.1%
County of Clark NV Airport, Series C, Revenue Bonds, BABs	6.820%	07/01/45	5,400	7,102,242

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)

Nevada (cont’d.)
Truckee Meadows Water Authority, Series A, Revenue Bonds	5.000%		07/01/36	195	$202,589

					7,304,831

New Jersey — 0.1%
Jersey City Municipal Utilities Authority, Series A, Revenue Bonds	4.810%		05/15/14	1,000	1,004,550
New Jersey State Turnpike Authority, Series A, Revenue Bonds, BABs	7.102%		01/01/41	5,500	7,473,070

					8,477,620

New York
New York City Municipal Water Finance Authority, Series DD, Revenue Bonds	5.750%		06/15/40	300	337,542

North Carolina — 0.1%
North Carolina Turnkpike Authority, Series SE, Revenue Bonds, BABs	6.700%		01/01/39	5,300	5,795,550

Ohio — 0.4%
American Municipal Power, Inc., Series B, Revenue Bonds, BABs	8.084%		02/15/50	18,200	26,385,996

Rhode Island
Tobacco Settlement Financing Corp., Series A, Revenue Bonds	6.125%		06/01/32	1,205	1,204,867
Tobacco Settlement Financing Corp., Series A, Revenue Bonds	6.250%		06/01/42	400	391,048

					1,595,915

Tennessee — 0.5%
Metropolitan Government of Nashville & Davidson County, Revenue Bonds, BABs	6.693%		07/01/41	21,000	26,786,130
Metropolitan Government of Nashville & Davidson County, Series B-D, Revenue Bonds, BABs	6.568%		07/01/37	7,700	9,600,206

					36,386,336

Texas — 0.5%
Dallas Convention Center Hotel Development Corp., Revenue Bonds, BABs	7.088%		01/01/42	27,500	32,549,825
Dallas County Hospital District, Series B, General Obligation Ltd., BABs	6.171%		08/15/34	1,600	1,759,040

					34,308,865

Wisconsin
State of Wisconsin, Series A, Revenue Bonds	5.050%		05/01/18	2,500	2,822,025
State of Wisconsin, Series A, Revenue Bonds	5.700%		05/01/26	510	570,007

					3,392,032

TOTAL MUNICIPAL BONDS (cost $386,748,500)					449,452,076

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 5.8%
ABN AMRO Mortgage Corp., Series 2003-13, Class A3	5.500%		01/25/34	807	831,851
Adjustable Rate Mortgage Trust, Series 2005-5, Class 2A1	2.780	%(c)	09/25/35	3,412	3,058,665

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Alternative Loan Trust, Series 2003-20CB, Class 1A4	5.500%		10/25/33		7,296	$7,662,442
American Home Mortgage Investment Trust, Series 2004-4, Class 4A	2.330%	(c)	02/25/45		748	752,925
Arran Residential Mortgages Funding PLC (United Kingdom), Series 2010-1A, Class A2B, 144A	1.688%	(c)	05/16/47	EUR	6,032	8,412,149
Banc of America Funding Corp., Series 2005-D, Class A1	2.621%	(c)	05/25/35		922	946,798
Banc of America Funding Corp., Series 2006-J, Class 4A1	2.807%	(c)	01/20/47		1,201	929,442
Banc of America Mortgage Trust, Series 2004-2, Class 5A1	6.500%		10/25/31		22	23,319
Banc of America Mortgage Trust, Series 2004-F, Class 1A1	2.623%	(c)	07/25/34		1,262	1,276,147
BCAP LLC Trust, Series 2011-RR5, Class 12A1, 144A	5.429%	(c)	03/26/37		1,512	1,414,516
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A1	2.362%	(c)	02/25/33		49	50,084
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A2	2.666%	(c)	02/25/33		102	95,961
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-1, Class 6A1	2.507%	(c)	04/25/33		49	49,575
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 1A1	2.625%	(c)	01/25/34		10	10,120
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 4A1	2.780%	(c)	01/25/34		282	283,328
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 1A1	2.916%	(c)	07/25/34		1,513	1,468,461
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1	2.029%	(c)	11/25/34		4,350	4,146,428
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 22A1	2.557%	(c)	01/25/35		775	760,279
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A2	2.533%	(c)	03/25/35		723	732,674
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A2	2.250%	(c)	08/25/35		13,272	13,472,895
Bear Stearns Alt-A Trust, Series 2003-5, Class 2A1	2.383%	(c)	12/25/33		2,486	2,538,504
Bear Stearns Alt-A Trust, Series 2005-4, Class 23A1	2.674%	(c)	05/25/35		2,225	2,123,040
Bear Stearns Alt-A Trust, Series 2005-4, Class 23A2	2.674%	(c)	05/25/35		1,611	1,629,017
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1	2.679%	(c)	09/25/35		1,169	1,029,524
Bear Stearns Alt-A Trust, Series 2006-2, Class 23A1	2.610%	(c)	03/25/36		430	301,840
Bear Stearns Alt-A Trust, Series 2006-8, Class 3A1	0.314%	(c)	02/25/34		2,350	2,230,523
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 1A1	1.885%	(c)	01/26/36		4,435	3,560,397
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 2A1	2.874%	(c)	12/26/46		2,348	1,735,590
Chase Mortgage Finance Trust, Series 2007-S3, Class 1A12	6.000%		05/25/37		5,103	4,672,573
Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2B	2.604%	(c)	08/25/35		3,861	2,199,412

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Citigroup Mortgage Loan Trust, Inc., Series 2005-10, Class 1A2A	2.582%	(c)	12/25/35	385	$265,666
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR9, Class 1A3	0.394%	(c)	11/25/36	1,600	1,407,893
Countrywide Alternative Loan Trust, Series 2005-63, Class 3A1	5.349%	(c)	11/25/35	694	562,490
Countrywide Alternative Loan Trust, Series 2006-OA3, Class 2A2	0.424%	(c)	05/25/36	140	75,539
Countrywide Alternative Loan Trust, Series 2006-OA16, Class A3	0.404%	(c)	10/25/46	288	109,489
Countrywide Alternative Loan Trust, Series 2006-OA19, Class A1	0.334%	(c)	02/20/47	4,075	2,906,675
Countrywide Alternative Loan Trust, Series 2007-OA7, Class A1A	0.334%	(c)	05/25/47	5,394	4,473,097
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-22, Class A3	2.504%	(c)	11/25/34	2,834	2,631,106
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB9, Class 1A1	2.501%	(c)	02/20/35	4,736	4,581,131
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB6, Class 5A1	5.049%	(c)	10/20/35	397	332,218
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB9, Class 3A2A	2.417%	(c)	02/20/36	497	470,818
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-3, Class 2A2	0.494%	(c)	03/25/36	523	283,897
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-3, Class 3A2	0.504%	(c)	02/25/36	183	51,974
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-HYB3, Class 3A1B	2.576%	(c)	05/20/36	795	629,849
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-P1A, Class A	0.804%	(c)	03/25/32	32	30,007
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A5B	6.250%	(c)	07/25/36	517	375,353
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA4, Class 1A1A	0.344%	(c)	08/25/47	9,571	7,932,195
Downey Savings & Loan Association Mortgage Loan Trust, Series 2005-AR3, Class 2A2	0.476%	(c)	07/19/45	241	43,038
Fannie Mae REMICS, Series 1993-70, Class Z	6.900%		05/25/23	23	25,764
Fannie Mae REMICS, Series 2001-29, Class Z	6.500%		07/25/31	56	62,686
Fannie Mae REMICS, Series 2002-56, Class MC	5.500%		09/25/17	22	23,084
Fannie Mae REMICS, Series 2003-25, Class KP	5.000%		04/25/33	1,315	1,433,100
Fannie Mae REMICS, Series 2003-33, Class PU	4.500%		05/25/33	68	72,595
Fannie Mae REMICS, Series 2005-75, Class FL	0.604%	(c)	09/25/35	3,708	3,716,078
Fannie Mae REMICS, Series 2006-5, Class 3A2	2.300%	(c)	05/25/35	201	206,166
Fannie Mae REMICS, Series 2006-118, Class A1	0.214%	(c)	12/25/36	593	577,815
Fannie Mae REMICS, Series 2007-30, Class AF	0.464%	(c)	04/25/37	2,765	2,760,181
Fannie Mae REMICS, Series 2007-73, Class A1	0.214%	(c)	07/25/37	2,270	2,181,507
Fannie Mae REMICS, Series 2012-55, Class PC	3.500%		05/25/42	52,839	53,376,295
Fannie Mae Whole Loan, Series 2003-W1, Class 1A1	5.942%	(c)	12/25/42	512	577,099
Fannie Mae Whole Loan, Series 2004-W2, Class 2A2	7.000%		02/25/44	110	126,679
Fannie Mae Whole Loan, Series 2004-W2, Class 5A	7.500%		03/25/44	98	115,215
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1	1.534%	(c)	07/25/44	1,098	1,111,804
FHLMC Structured Pass-Through Securities, Series T-62, Class 1A1	1.332%	(c)	10/25/44	752	758,742

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#			Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Structured Pass-Through Securities, Series T-63, Class 1A1	1.334%	(c)	02/25/45		187		$189,428
FHLMC Structured Pass-Through Securities, Series T-75, Class A1	0.194%	(c)	12/25/36		4,157		4,126,847
First Horizon Alternative Mortgage Securities, Series 2005-AA7, Class 2A1	2.238%	(c)	09/25/35		104		91,425
First Horizon Asset Securities, Inc., Series 2005-AR3, Class 2A1	2.614%	(c)	08/25/35		1,072		1,011,123
Freddie Mac REMICS, Series 2064, Class ZA	6.500%		05/15/28		497		556,771
Freddie Mac REMICS, Series 2145, Class MZ	6.500%		04/15/29		1,642		1,836,460
Freddie Mac REMICS, Series 2378, Class PE	5.500%		11/15/16		37		38,575
Freddie Mac REMICS, Series 2662, Class DG	5.000%		10/15/22		213		216,950
Freddie Mac REMICS, Series 2694, Class QH	4.500%		03/15/32		119		120,110
Freddie Mac REMICS, Series 2721, Class PE	5.000%		01/15/23		159		163,616
Freddie Mac REMICS, Series 2734, Class PG	5.000%		07/15/32		2		2,312
Freddie Mac REMICS, Series 2737, Class YD	5.000%		08/15/32		25		24,927
Freddie Mac REMICS, Series 2764, Class LZ	4.500%		03/15/34		11,909		12,588,717
Freddie Mac REMICS, Series 3149, Class LF	0.455%	(c)	05/15/36		1,663		1,658,229
Freddie Mac REMICS, Series 3335, Class BF	0.305%	(c)	07/15/19		1,153		1,152,930
Freddie Mac REMICS, Series 3335, Class FT	0.305%	(c)	08/15/19		3,103		3,103,698
Freddie Mac REMICS, Series 3346, Class FA	0.385%	(c)	02/15/19		273		272,962
Freddie Mac REMICS, Series 3838, Class GZ	4.000%		04/15/41		31,550		30,065,011
Freddie Mac REMICS, Series 3886, Class AF	0.735%	(c)	07/15/41		10,349		10,414,041
Freddie Mac REMICS, Series 3898, Class NF	0.725%	(c)	07/15/41		36,925		37,175,923
Government National Mortgage Assoc., Series 2000-14, Class F	0.809%	(c)	02/16/30		7		6,734
Granite Master Issuer PLC (United Kingdom), Series 2005-1, Class A4	0.354%	(c)	12/20/54		1,941		1,925,084
Granite Master Issuer PLC (United Kingdom), Series 2005-4, Class A5	0.434%	(c)	12/20/54	EUR	2,320		3,172,206
Granite Master Issuer PLC (United Kingdom), Series 2007-1, Class 3A2	0.434%	(c)	12/20/54	EUR	3,567		4,874,858
Granite Master Issuer PLC (United Kingdom), Series 2007-2, Class 3A2	0.425%	(c)	12/17/54	EUR	2,240		3,062,337
Granite Mortgages PLC (United Kingdom), Series 2003-3, Class 2A	0.682%	(c)	01/20/44	EUR	310		425,091
Granite Mortgages PLC (United Kingdom), Series 2003-3, Class 3A	0.897%	(c)	01/20/44	GBP	481		798,421
Granite Mortgages PLC (United Kingdom), Series 2004-3, Class 2A2	0.589%	(c)	09/20/44	EUR	318		435,113
Granite Mortgages PLC (United Kingdom), Series 2004-3, Class 3A2	0.904%	(c)	09/20/44	GBP	2,447		4,056,943
Greenpoint Mortgage Funding Trust, Series 2006-AR3, Class 4A2	0.424%	(c)	04/25/36		156		48,601
Greenpoint Mortgage Funding Trust, Series 2006-AR6, Class A1A	0.236%	(c)	10/25/46		—	(r)	14
Greenpoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1	2.793%	(c)	10/25/33		1,692		1,697,829
GSR Mortgage Loan Trust, Series 2004-7, Class 1A1	2.451%	(c)	06/25/34		901		903,618
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1	2.647%	(c)	09/25/35		1,912		1,930,510
GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1	5.021%	(c)	11/25/35		2,131		2,110,448
GSR Mortgage Loan Trust, Series 2007-2F, Class 3A3	6.000%		03/25/37		2,780		2,501,376
Harborview Mortgage Loan Trust, Series 2005-2, Class 2A1A	0.376%	(c)	05/19/35		525		455,758

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Harborview Mortgage Loan Trust, Series 2005-4, Class 3A1	2.734%	(c)	07/19/35		2,877	$2,493,301
Harborview Mortgage Loan Trust, Series 2006-7, Class 2A1B	0.405%	(c)	09/19/46		120	15,388
Holmes Master Issuer PLC (United Kingdom), Series 2011-1A, Class A3, 144A	1.632%	(c)	10/15/54	EUR	3,487	4,817,369
HomeBanc Mortgage Trust, Series 2006-2, Class A1	0.334%	(c)	12/25/36		445	385,061
Indymac Adjustable Rate Mortgage Trust, Series 2001-H2, Class A1	1.717%	(c)	01/25/32		1	1,432
Indymac Adjustable Rate Mortgage Trust, Series 2001-H2, Class A2	1.751%	(c)	01/25/32		17	16,550
Indymac Index Mortgage Loan Trust, Series 2004-AR11, Class 2A	2.518%	(c)	12/25/34		1,135	1,054,807
Indymac Index Mortgage Loan Trust, Series 2005-AR7, Class 4A1	2.644%	(c)	06/25/35		325	270,053
Indymac Index Mortgage Loan Trust, Series 2005-AR15, Class A2	4.608%	(c)	09/25/35		373	330,136
JPMorgan Mortgage Trust, Series 2004-A1, Class 1A1	1.990%	(c)	02/25/34		113	112,535
JPMorgan Mortgage Trust, Series 2005-A1, Class 6T1	3.319%	(c)	02/25/35		270	278,332
JPMorgan Mortgage Trust, Series 2005-S3, Class 1A2	5.750%		01/25/36		2,326	2,163,197
JPMorgan Mortgage Trust, Series 2007-A1, Class 2A1	2.622%	(c)	07/25/35		2,748	2,758,274
Lehman XS Trust, Series 2006-14N, Class 1A2	0.394%	(c)	09/25/46		109	6,716
Lehman XS Trust, Series 2006-16N, Class A4B	0.394%	(c)	11/25/46		210	31,577
Lehman XS Trust, Series 2006-GP2, Class 3A2	0.384%	(c)	06/25/46		5	39
MASTR Asset Securitization Trust, Series 2003-7, Class 1A2	5.500%		09/25/33		360	373,612
MASTR Reperforming Loan Trust, Series 2006-1, Class 1A4	8.000%		07/25/35		749	772,456
Merrill Lynch Alternative Note Asset, Series 2007-A2, Class A3C	0.454%	(c)	03/25/37		615	264,981
Merrill Lynch Mortgage Investors, Inc., Series 2003-A3, Class 1A	2.193%	(c)	05/25/33		2,128	2,050,660
Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A	0.364%	(c)	02/25/36		2,788	2,527,947
Merrill Lynch Mortgage-Backed Securities Trust, Series 2007-1, Class 2A1	2.765%	(c)	04/25/37		739	618,445
MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2	2.143%	(c)	12/25/34		253	262,018
MLCC Mortgage Investors, Inc., Series 2005-2, Class 1A	1.599%	(c)	10/25/35		13,442	13,160,385
MLCC Mortgage Investors, Inc., Series 2005-2, Class 3A	1.159%	(c)	10/25/35		450	424,472
MLCC Mortgage Investors, Inc., Series 2005-3, Class 5A	0.404%	(c)	11/25/35		2,147	2,064,549
Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5	4.976%	(c)	05/25/35		3,087	2,918,288
Nomura Asset Acceptance Corp., Series 2007-1, Class 1A4	6.138%	(c)	03/25/47		419	426,857
Nomura Asset Acceptance Corp., Series 2007-1, Class 1A6	5.820%	(c)	03/25/47		414	422,524
Opteum Mortgage Acceptance Corp., Series 2005-3, Class A1B	0.414%	(c)	07/25/35		14	14,329

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Prime Mortgage Trust, Series 2004-CL1, Class 1A2	0.554%	(c)	02/25/34	222	$207,821
Prime Mortgage Trust, Series 2004-CL1, Class 2A2	0.554%	(c)	02/25/19	4	3,573
Residential Accredit Loans, Inc., Series 2007-QH4, Class A2	0.384%	(c)	05/25/37	369	94,189
Residential Funding Mortgage Securities I, Series 2005-SA4, Class 1A21	3.063%	(c)	09/25/35	4,456	3,671,431
Rothschild, (L.F.) Mortgage Trust, Series 2, Class Z	9.950%		08/01/17	8	8,841
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-20, Class 3A1	2.468%	(c)	01/25/35	4,817	4,463,788
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17, Class 3A1	2.508%	(c)	08/25/35	760	703,106
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1, Class 8A1	5.505%	(c)	02/25/36	388	316,066
Structured Asset Mortgage Investments, Inc., Series 2006-AR5, Class 1A2	0.414%	(c)	05/25/46	243	76,143
Structured Asset Mortgage Investments, Inc., Series 2006-AR5, Class 2A2	0.414%	(c)	05/25/46	223	43,605
Structured Asset Mortgage Investments, Inc., Series 2006-AR7, Class A1BG	0.274%	(c)	08/25/36	3,004	2,231,100
Structured Asset Securities Corp., Series 2002-1A, Class 4A	2.516%	(c)	02/25/32	32	30,735
Structured Asset Securities Corp., Series 2003-40A, Class 3A2	2.386%	(c)	01/25/34	493	485,693
Structured Asset Securities Corp., Series 2006-11, Class A1, 144A	2.625%	(c)	10/28/35	825	777,731
Thornburg Mortgage Securities Trust, Series 2003-2, Class A1	0.834%	(c)	04/25/43	119	118,576
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1	5.314%	(c)	10/25/46	7,423	7,633,339
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1A	1.099%	(c)	05/25/46	2,458	1,826,215
Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR2, Class A	2.034%	(c)	02/27/34	367	363,424
Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR17, Class 1A	1.332%	(c)	11/25/42	232	223,395
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR9, Class 2A	2.443%	(c)	09/25/33	216	219,262
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR13, Class A1B2	0.678%	(c)	11/25/34	814	738,608
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB1, Class 4A	6.000%		06/25/34	199	209,695
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1	0.444%	(c)	10/25/45	1,995	1,833,966
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1B2	0.564%	(c)	11/25/45	527	457,623
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR17, Class A1B2	0.564%	(c)	12/25/45	469	414,250
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10, Class 1A1	2.355%	(c)	09/25/36	526	466,638
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR16, Class 1A1	2.051%	(c)	12/25/36	145	124,905
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR17, Class 1A	0.949%	(c)	12/25/46	1,056	875,814

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate		Maturity Date		Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR17, Class 1A1A	0.939%	(c)	12/25/46		1,463	$1,352,566
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR17, Class 2A	2.283%	(c)	12/25/46		410	383,236
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR18, Class 1A1	1.862%	(c)	01/25/37		615	536,573
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY4, Class 1A1	2.081%	(c)	04/25/37		1,811	1,546,366
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-AR1, Class 2A	2.063%	(c)	02/25/33		8	8,322
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-17, Class 1A12	5.250%		01/25/34		34,598	35,915,469
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-AA, Class A1	2.617%	(c)	12/25/34		1,872	1,911,378
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-CC, Class A1	2.616%	(c)	01/25/35		560	562,009
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A1	2.633%	(c)	03/25/36		2,055	2,069,284

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $408,606,689)						409,841,745

U.S. GOVERNMENT AGENCY OBLIGATIONS — 28.1%
Federal Home Loan Mortgage Corp.	0.875%		03/07/18		2,400	2,350,757
Federal Home Loan Mortgage Corp.	1.000%		03/08/17-09/29/17		74,400	74,122,803
Federal Home Loan Mortgage Corp.	1.250%		05/12/17-10/02/19		53,500	51,720,456
Federal Home Loan Mortgage Corp.	1.750%		05/30/19		1,400	1,387,359
Federal Home Loan Mortgage Corp.	2.375%		01/13/22	(k)	53,600	52,500,503
Federal Home Loan Mortgage Corp.	3.750%		03/27/19		36,500	39,812,485
Federal Home Loan Mortgage Corp.	4.287%	(c)	11/01/35		306	322,215
Federal Home Loan Mortgage Corp.	4.500%		04/01/41		6,437	6,871,302
Federal Home Loan Mortgage Corp.	4.500%		TBA		42,000	44,618,438
Federal Home Loan Mortgage Corp.	4.500%		TBA		6,000	6,395,625
Federal Home Loan Mortgage Corp.	5.500%		08/23/17-02/01/40		30,377	33,539,008
Federal Home Loan Mortgage Corp.	6.000%		02/01/16-07/01/40		31,445	34,926,139
Federal Home Loan Mortgage Corp.	6.000%		TBA		1,000	1,111,250
Federal National Mortgage Assoc	0.875%		08/28/17-05/21/18		24,400	23,961,069
Federal National Mortgage Assoc	1.125%		04/27/17		19,400	19,497,291
Federal National Mortgage Assoc	1.250%		01/30/17		13,300	13,447,617
Federal National Mortgage Assoc	1.334%	(c)	06/01/43		1,363	1,397,756
Federal National Mortgage Assoc	1.875%		09/18/18		1,000	1,009,861
Federal National Mortgage Assoc	2.091%	(c)	08/01/35		1,055	1,117,134
Federal National Mortgage Assoc	2.300%	(c)	06/01/35		284	302,503
Federal National Mortgage Assoc	2.310%		08/01/22		700	671,431
Federal National Mortgage Assoc	2.325%	(c)	01/01/24		1	944
Federal National Mortgage Assoc	2.870%		09/01/27		6,800	6,274,234
Federal National Mortgage Assoc	2.982%	(c)	08/01/29		41	44,043
Federal National Mortgage Assoc	3.000%		10/01/28		229	235,680
Federal National Mortgage Assoc	3.000%		TBA		64,000	65,740,000
Federal National Mortgage Assoc	3.156%		05/01/22		5,915	6,077,995
Federal National Mortgage Assoc	3.313%	(c)	05/01/36		3,181	3,328,468
Federal National Mortgage Assoc	3.330%		11/01/21		1,633	1,688,038
Federal National Mortgage Assoc	3.500%		11/01/26-02/01/27		563	590,684
Federal National Mortgage Assoc	3.500%		TBA		67,000	70,245,313
Federal National Mortgage Assoc	3.809%	(c)	05/01/36		23	23,923
Federal National Mortgage Assoc	3.901%	(c)	11/01/35		994	1,023,617
Federal National Mortgage Assoc	4.000%		04/01/18-02/01/42		112,862	119,479,362

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate		Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc	4.000%		TBA		121,000	$125,764,375
Federal National Mortgage Assoc	4.401%	(c)	12/01/36		636	676,820
Federal National Mortgage Assoc	4.500%		02/01/18-11/01/43		373,404	398,687,376
Federal National Mortgage Assoc	4.500%		TBA		18,000	19,136,251
Federal National Mortgage Assoc	4.500%		TBA		100,000	106,671,880
Federal National Mortgage Assoc	4.509%	(c)	01/01/28		34	36,750
Federal National Mortgage Assoc	5.000%		02/13/17-03/01/42		147,840	162,064,619
Federal National Mortgage Assoc	5.000%		TBA		65,000	70,865,236
Federal National Mortgage Assoc	5.344%	(c)	01/01/36		369	398,248
Federal National Mortgage Assoc	5.375%		06/12/17		1,000	1,132,536
Federal National Mortgage Assoc	5.500%		08/01/15-09/01/41		179,662	198,546,724
Federal National Mortgage Assoc	5.500%		TBA		9,000	9,938,320
Federal National Mortgage Assoc	6.000%		04/01/17-05/01/41		88,956	99,044,561
Federal National Mortgage Assoc	6.000%		TBA		6,000	6,680,391
Federal National Mortgage Assoc	6.000%		TBA		15,000	16,717,383
Federal National Mortgage Assoc	6.500%		09/01/16		39	40,991
Government National Mortgage Assoc	1.625%	(c)	03/20/17-02/20/32		2,967	3,084,868
Government National Mortgage Assoc	2.000%	(c)	09/20/24-12/20/26		212	221,342
Government National Mortgage Assoc	5.000%		04/15/38-09/15/40		25,383	27,765,842
Government National Mortgage Assoc	6.000%		05/15/37		17	19,338
Government National Mortgage Assoc	7.000%		02/15/24		7	7,726
Resolution Funding Corp., Bonds, PO	3.730%	(s)	10/15/19		7,600	6,732,498
Small Business Administration Participation Certificates, Series 2003-20I, Class 1	5.130%		09/01/23		309	331,549
Small Business Administration Participation Certificates, Series 2004-20F, Class 1	5.520%		06/01/24		91	99,200
Small Business Administration Participation Certificates, Series 2007-20K, Class 1	5.510%		11/01/27		10,844	11,910,707
Small Business Administration Participation Certificates, Series 2009-20E, Class 1	4.430%		05/01/29		14,521	15,581,490

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,950,698,045)						1,967,992,324

U.S. TREASURY OBLIGATIONS — 28.9%
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		01/15/22		47,900	48,493,011
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		04/15/17	(h)(k)	20,400	21,599,358
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375%		07/15/23		3,500	3,479,129
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625%		07/15/21		71,500	76,394,615
U.S. Treasury Inflation Indexed Bonds, TIPS	1.125%		01/15/21		9,700	11,009,611
U.S. Treasury Inflation Indexed Bonds, TIPS	1.250%		07/15/20		25,200	29,124,722
U.S. Treasury Inflation Indexed Bonds, TIPS	1.750%		01/15/28		57,100	70,630,977
U.S. Treasury Inflation Indexed Bonds, TIPS	2.000%		01/15/26		9,500	12,747,313
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375%		01/15/25-01/15/27		172,900	251,004,911
U.S. Treasury Inflation Indexed Bonds, TIPS	2.500%		01/15/29		105,100	139,037,178
U.S. Treasury Inflation Indexed Bonds, TIPS	3.625%		04/15/28		11,645	22,892,489
U.S. Treasury Notes	0.500%		07/31/17		23,300	22,854,015
U.S. Treasury Notes	0.625%		10/15/16-08/31/17		161,100	160,041,956
U.S. Treasury Notes	0.625%		11/15/16	(h)	38,500	38,391,738
U.S. Treasury Notes	0.750%		01/15/17-02/28/18		207,400	206,412,123
U.S. Treasury Notes	0.750%		03/31/18	(h)	159,100	155,159,729
U.S. Treasury Notes	0.875%		09/15/16-04/30/17		164,000	163,994,857
U.S. Treasury Notes	1.000%		03/31/17		17,700	17,744,250
U.S. Treasury Notes	1.250%		11/30/18	(h)	93,500	91,863,750
U.S. Treasury Notes	1.375%		07/31/18		500	497,031
U.S. Treasury Notes	1.500%		07/31/16-01/31/19		85,100	84,618,689
U.S. Treasury Notes	1.500%		08/31/18	(h)	168,200	167,884,625
U.S. Treasury Notes	1.500%		02/28/19	(v)	102,300	101,277,000

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes	1.625%	03/31/19	116,700	$116,107,397
U.S. Treasury Notes	3.000%	02/28/17	2,100	2,228,461
U.S. Treasury Notes	3.125%	01/31/17	1,000	1,064,375
U.S. Treasury Notes	3.250%	03/31/17	5,700	6,095,882

TOTAL U.S. TREASURY OBLIGATIONS (cost $2,077,949,234)				2,022,649,192

			Shares

PREFERRED STOCKS — 1.0%

Automobiles
Motors Liquidation Co. (Class A Stock), CVT, 5.250%*(g)			68,000	—

Diversified Financial Services
GMAC Capital Trust I, Series 2, 8.125%			2,508,000	68,468,400

TOTAL PREFERRED STOCKS (cost $62,700,000)				68,468,400

TOTAL LONG-TERM INVESTMENTS (cost $6,852,185,301)				6,918,931,003

			Principal Amount (000)#

SHORT-TERM INVESTMENTS — 7.1%

REPURCHASE AGREEMENTS(m) — 6.8%
Barclays Capital, Inc., 0.050%, dated 03/31/14, due 04/01/14 in the amount of $78,200,109			78,200	78,200,000
Barclays Capital, Inc., 0.070%, dated 03/31/14, due 04/01/14 in the amount of $2,600,005			2,600	2,600,000
Citigroup Global Markets, Inc., 0.080%, dated 03/31/14, due 04/01/14 in the amount of $8,300,018			8,300	8,300,000
Credit Suisse Securities (USA) LLC, 0.070%, dated 03/31/14,due 04/01/14 in the amount of $25,400,049			25,400	25,400,000
Credit Suisse Securities (USA) LLC, 0.080%, dated 03/31/14,due 04/01/14 in the amount of $176,900,393			176,900	176,900,000
Deutsche Bank Securities, Inc., 0.080%, dated 03/31/14, due 04/01/14 in the amount of $9,600,021			9,600	9,600,000
JPMorgan Securities LLC, 0.070%, dated 03/31/14, due 04/01/14 in the amount of $6,000,012			6,000	6,000,000
JPMorgan Securities LLC, 0.080%, dated 03/31/14, due 04/01/14 in the amount of $8,200,018			8,200	8,200,000
JPMorgan Securities LLC, 0.080%, dated 03/31/14, due 04/01/14 in the amount of $47,800,106			47,800	47,800,000
Morgan Stanley & Co. LLC, 0.080%, dated 03/31/14, due 04/01/14 in the amount of $11,000,024			11,000	11,000,000
RBS Securities, Inc., 0.080%, dated 03/31/14, due 04/01/14 in the amount of $100,000,222			100,000	100,000,000

TOTAL REPURCHASE AGREEMENTS (cost $474,000,000)				474,000,000

			Shares

AFFILIATED MONEY MARKET MUTUAL FUND — 0.1%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $5,887,176)(w)			5,887,176	5,887,176

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CERTIFICATES OF DEPOSIT(n) — 0.2%
Credit Suisse (Switzerland)	0.465%	03/17/15	4,500	$4,499,114
Itau Unibanco (Brazil)	1.380%	10/31/14	9,200	9,138,461

TOTAL CERTIFICATES OF DEPOSIT (cost $13,624,845)				13,637,575

U.S. TREASURY OBLIGATIONS(n)
U.S. Treasury Bills	0.051%	04/17/14(h)	402	401,989
U.S. Treasury Bills	0.060%	04/17/14	10	10,000
U.S. Treasury Bills	0.070%	09/04/14(h)	360	359,910
U.S. Treasury Bills	0.072%	08/21/14(h)	300	299,932
U.S. Treasury Bills	0.080%	08/14/14(h)	180	179,960

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,251,716)				1,251,791

TOTAL SHORT-TERM INVESTMENTS (cost $494,763,737)				494,776,542

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 105.9% (cost $7,346,949,038)				7,413,707,545

	Counterparty	Notional Amount (000)#

OPTIONS WRITTEN* — (0.1)%

Call Options
5 Year CDX.O IG.21.V1, expiring 04/16/14, Strike Price $0.60	BNP Paribas	13,400	(8,489)
expiring 04/16/14, Strike Price $0.60	Citigroup Global Markets	16,500	(10,453)
expiring 06/18/14, Strike Price $0.55	Bank of America	7,100	(4,542)
10 Year U.S. Treasury Note Futures, expiring 05/23/14, Strike Price $125.00		19,000	(62,344)
Interest Rate Swap Options,
Pay a fixed rate of 1.49% and receive a floating rate based on 3-month LIBOR, expiring 04/28/14	Morgan Stanley	71,100	(3,591)
Pay a fixed rate of 1.60% and receive a floating rate based on 3-month LIBOR, expiring 04/28/14	Morgan Stanley	27,200	(8,329)
Pay a fixed rate of 2.73% and receive a floating rate based on 3-month LIBOR, expiring 04/28/14	Bank of America	44,400	(73,966)
Pay a fixed rate of 1.40% and receive a floating rate based on 3-month LIBOR, expiring 05/06/14	Goldman Sachs & Co.	41,200	(762)
Pay a fixed rate of 1.40% and receive a floating rate based on 3-month LIBOR, expiring 05/06/14	Morgan Stanley	54,000	(999)
Pay a fixed rate of 1.50% and receive a floating rate based on 3-month LIBOR, expiring 05/19/14	Morgan Stanley	42,300	(8,295)
Pay a fixed rate of 2.64% and receive a floating rate based on 3-month LIBOR, expiring 06/11/14	Deutsche Bank AG	54,900	(104,991)
Pay a fixed rate of 2.75% and receive a floating rate based on 3-month LIBOR, expiring 06/16/14	Morgan Stanley	42,300	(177,922)
Pay a fixed rate of 1.55% and receive a floating rate based on 3-month LIBOR, expiring 07/28/14	JPMorgan Chase	56,900	(53,093)
Pay a fixed rate of 1.55% and receive a floating rate based on 3-month LIBOR, expiring 07/28/14	Morgan Stanley	76,000	(70,916)
Pay a fixed rate of 1.55% and receive a floating rate based on 3-month LIBOR, expiring 07/28/14	Royal Bank of Scotland Group PLC	30,200	(28,180)
Pay a fixed rate of 1.56% and receive a floating rate based on 3-month LIBOR, expiring 09/02/14	JPMorgan Chase	74,000	(91,871)

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Counterparty	Notional Amount (000)#	Value

OPTIONS WRITTEN* (Continued)

Call Options (cont’d.)
Pay a fixed rate of 2.63% and receive a floating rate based on	Royal Bank of Scotland
3-month LIBOR, expiring 09/02/14	Group PLC	42,000	$(164,732)
Pay a fixed rate of 2.68% and receive a floating rate based on	Royal Bank of Scotland
3-month LIBOR, expiring 09/02/14	Group PLC	111,000	(541,070)

			(1,414,545)

Put Options — (0.1)%
5 Year CDX.O IG.21.V1,
expiring 06/18/14, Strike Price $0.85	Bank of America	7,400	(5,131)
expiring 06/18/14, Strike Price $0.90	Citigroup Global Markets	4,800	(2,693)
expiring 06/18/14, Strike Price $0.90	JPMorgan Chase	16,200	(9,088)
10 Year U.S. Treaury Note Futures,expiring 05/23/14, Strike Price $122.00		19,000	(71,250)
Currency Option USD vs JPY, expiring 02/18/19, @ FX Rate 80.00	Bank of America	3,400	(176,446)
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA,expiring 03/10/20, Strike Price $215.95	Deutsche Bank	6,000	(4,203)
expiring 03/12/20, Strike Price $215.95	Citigroup Global Markets	16,800	(15,976)
expiring 04/07/20, Strike Price $216.69	Citigroup Global Markets	40,100	(37,161)
expiring 09/29/20, Strike Price $217.97	Citigroup Global Markets	18,200	(16,281)
expiring 10/13/20, Strike Price $218.01	Deutsche Bank	18,700	(15,077)
Interest Rate Swap Options,
Receive a fixed rate of 2.00% and pay a floating rate based on 3-month LIBOR, expiring 04/28/14	Morgan Stanley	27,200	(47,622)
Receive a fixed rate of 1.90% and pay a floating rate based on 3-month LIBOR, expiring 05/06/14	Goldman Sachs & Co.	41,200	(170,951)
Receive a fixed rate of 1.80% and pay a floating rate based on 3-month LIBOR, expiring 05/19/14	Morgan Stanley	42,300	(339,051)
Receive a fixed rate of 3.04% and pay a floating rate based on 3-month LIBOR, expiring 06/11/14	Deutsche Bank AG	54,900	(363,004)
Receive a fixed rate of 3.05% and pay a floating rate based on 3-month LIBOR, expiring 06/16/14	Morgan Stanley	42,300	(288,621)
Receive a fixed rate of 2.40% and pay a floating rate based on 3-month LIBOR, expiring 07/28/14	Morgan Stanley	91,200	(292,278)
Receive a fixed rate of 1.86% and pay a floating rate based on 3-month LIBOR, expiring 09/02/14	JPMorgan Chase	74,000	(1,205,416)
Receive a fixed rate of 3.03% and pay a floating rate based on 3-month LIBOR, expiring 09/02/14	Royal Bank of Scotland Group PLC	153,000	(2,474,454)

			(5,534,703)

TOTAL OPTIONS WRITTEN (premiums received $10,060,123)			(6,949,248)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 105.8% (cost $7,336,888,915)			7,406,758,297
Liabilities in excess of other assets(x) — (5.8)%			(407,710,933)

NET ASSETS — 100.0%			$6,999,047,364

The following abbreviations are used in the Portfolio descriptions:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

BABs	Build America Bonds
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligations
CMBX	Commercial Mortgage-Backed Index
CPI	Consumer Price Index
CVT	Convertible Security
Euribor	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NSA	Non-Seasonally Adjusted
PO	Principal Only
REMIC	Real Estate Mortgage Investment Conduit
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
USD	United States Dollar
*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2014.
(g)	Indicates a security that has been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(m)	Repurchase agreements are collateralized by FHLMC (coupon rate 2.255%, maturity date 12/05/22), and U.S. Treasury Notes (coupon rates 0.250% - 3.125%, maturity dates 09/15/15 - 02/15/43), with the aggregate value, including accrued interest, of $484,141,851.
(n)	Rate shown reflects yield to maturity at purchase date.
(r)	Less than $500 par.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(v)	Represents security, or a portion thereof, segregated as collateral for reverse repurchase agreement.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts and reverse repurchase agreement held at reporting period end:

Financial futures contracts open at March 31, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions:
157	90 Day Euro Dollar	Mar. 2015	$39,032,159	$39,077,300	$45,141
4,349	90 Day Euro Dollar	Jun. 2015	1,080,779,810	1,080,237,238	(542,572)
7,041	90 Day Euro Dollar	Sep. 2015	1,743,069,566	1,744,671,788	1,602,222
10,998	90 Day Euro Dollar	Dec. 2015	2,721,834,360	2,717,743,275	(4,091,085)
3,109	90 Day Euro Dollar	Mar. 2016	767,692,047	765,979,875	(1,712,172)
748	90 Day Euro Dollar	Jun. 2016	184,155,548	183,718,150	(437,398)
2,155	90 Day Euro Dollar	Sep. 2016	525,721,450	527,705,625	1,984,175
202	90 Day Euro Euribor	Mar. 2015	69,320,798	69,349,057	28,259
202	90 Day Euro Euribor	Jun. 2015	69,272,700	69,321,228	48,528
202	90 Day Euro Euribor	Sep. 2015	69,214,839	69,282,964	68,125
202	90 Day Euro Euribor	Dec. 2015	69,240,050	69,237,742	(2,308)
3,615	5 Year U.S. Treasury Notes	Jun. 2014	433,319,882	430,015,547	(3,304,335)
172	10 Year U.S. Treasury Notes	Jun. 2014	21,317,250	21,242,000	(75,250)

					$(6,388,670)

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

(1) Cash of $15,405,000 and FHLMC and U.S. Treasury Securities with a market value of $1,952,632 have been segregated to cover requirement for open futures contracts as of March 31, 2014.

Forward foreign currency exchange contracts outstanding at March 31, 2014:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 04/02/14	UBS AG	BRL	10,040	$4,232,935	$4,422,780	$189,845
British Pound,
Expiring 04/02/14	Citigroup Global Markets	GBP	8,441	14,017,277	14,072,119	54,842
Expiring 04/02/14	Royal Bank of Canada	GBP	15,875	26,158,825	26,465,453	306,628
Expiring 04/02/14	UBS AG	GBP	702	1,167,258	1,170,315	3,057
Euro,
Expiring 04/02/14	Deutsche Bank AG	EUR	513,246	707,252,988	707,073,908	(179,080)
Expiring 05/02/14	UBS AG	EUR	760	1,049,239	1,046,944	(2,295)
Mexican Peso,
Expiring 05/14/14	Barclays Capital Group	MXN	13,417	1,009,898	1,024,171	14,273
Expiring 05/14/14	BNP Paribas	MXN	95,997	7,161,802	7,327,800	165,998
Expiring 05/14/14	Deutsche Bank AG	MXN	82,959	6,200,000	6,332,584	132,584
Expiring 05/14/14	Hong Kong & Shanghai Bank	MXN	123,097	9,200,000	9,396,456	196,456

				$777,450,222	$778,332,530	$882,308

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 04/02/14	UBS AG	BRL	10,040	$4,122,232	$4,422,780	$(300,548)
Expiring 05/05/14	UBS AG	BRL	10,040	4,200,528	4,384,747	(184,219)
British Pound,
Expiring 04/02/14	Barclays Capital Group	GBP	25,018	41,550,970	41,707,886	(156,916)
Expiring 05/02/14	Royal Bank of Canada	GBP	15,875	26,153,047	26,459,683	(306,636)
Canadian Dollar,
Expiring 06/19/14	Citigroup Global Markets	CAD	120,221	108,304,280	108,539,442	(235,162)
Euro,
Expiring 04/01/14	BNP Paribas	EUR	3,200	4,042,848	4,408,493	(365,645)
Expiring 04/01/14	Citigroup Global Markets	EUR	2,500	3,168,375	3,444,135	(275,760)
Expiring 04/02/14	Barclays Capital Group	EUR	174,719	242,230,946	240,701,820	1,529,126
Expiring 04/02/14	Barclays Capital Group	EUR	61,934	84,967,255	85,323,443	(356,188)
Expiring 04/02/14	Credit Suisse First Boston Corp.	EUR	373	517,987	513,864	4,123
Expiring 04/02/14	JPMorgan Chase	EUR	431	598,035	593,768	4,267
Expiring 04/02/14	Morgan Stanley	EUR	5,064	7,032,377	6,976,425	55,952
Expiring 04/02/14	UBS AG	EUR	270,725	370,349,905	372,964,589	(2,614,684)
Expiring 05/02/14	Citigroup Global Markets	EUR	684	942,769	942,250	519
Expiring 05/02/14	Deutsche Bank AG	EUR	513,246	707,214,495	707,026,375	188,120
Expiring 05/02/14	UBS AG	EUR	6,118	8,402,706	8,427,903	(25,197)
Expiring 06/02/14	BNP Paribas	EUR	4,500	5,690,385	6,198,761	(508,376)
Expiring 06/02/14	Credit Suisse First Boston Corp.	EUR	3,700	4,691,600	5,096,759	(405,159)
Expiring 06/02/14	Hong Kong & Shanghai Bank	EUR	3,500	4,676,434	4,821,259	(144,825)
Expiring 07/01/14	BNP Paribas	EUR	3,200	4,048,000	4,407,925	(359,925)
Expiring 08/01/14	BNP Paribas	EUR	2,500	3,164,000	3,443,677	(279,677)
Japanese Yen,
Expiring 05/13/14	Citigroup Global Markets	JPY	6,517,700	63,914,058	63,161,577	752,481

				$1,699,983,232	$1,703,967,561	$(3,984,329)

Reverse Repurchase Agreement outstanding at March 31, 2014:

			Value at
	Interest	Trade	March 31,	Maturity
Broker	Rate	Date	2014	Date	Cost(1)

JPMorgan Securities LLC	0.13%	03/31/2014	$5,940,000	04/01/2014	$5,940,000

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

(1) U.S. Treasury Notes, with a market value of $5,951,097 have been segregated to cover requirement for the reverse repurchase agreement outstanding as of March 31, 2014.

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2014:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
BRL	9,400	01/02/17	8.860%	Brazilian Interbank lending rate(1)	$(249,215)	$5,629	$(254,844)	Bank of America
BRL	5,000	01/02/17	9.100%	Brazilian Interbank lending rate(1)	(136,467)	—	(136,467)	Goldman Sachs & Co.
BRL	4,000	01/02/17	10.630%	Brazilian Interbank lending rate(1)	(47,139)	368	(47,507)	Deutsche Bank AG
BRL	2,600	01/02/17	8.900%	Brazilian Interbank lending rate(1)	(74,762)	1,720	(76,482)	UBS AG
BRL	1,100	01/02/17	10.630%	Brazilian Interbank lending rate(1)	(12,963)	411	(13,374)	Goldman Sachs & Co.
BRL	1,000	01/02/17	10.630%	Brazilian Interbank lending rate(1)	(11,785)	214	(11,999)	Deutsche Bank AG
BRL	100	01/02/17	10.630%	Brazilian Interbank lending rate(1)	(1,178)	227	(1,405)	Morgan Stanley
MXN	85,200	09/06/16	5.600%	28 day Mexican interbank rate(1)	176,565	17,354	159,211	Morgan Stanley
MXN	25,000	09/06/16	5.600%	28 day Mexican interbank rate(1)	51,810	7,141	44,669	HSBC Bank USA
MXN	566,800	09/13/17	5.500%	28 day Mexican interbank rate(1)	979,585	(119,642)	1,099,227	Barclays Bank PLC
MXN	208,200	09/13/17	5.500%	28 day Mexican interbank rate(1)	359,827	(37,946)	397,773	HSBC Bank USA
MXN	109,000	09/13/17	5.500%	28 day Mexican interbank rate(1)	186,282	(32,535)	218,817	Morgan Stanley
MXN	13,000	09/13/17	5.500%	28 day Mexican interbank rate(1)	22,217	(2,359)	24,576	Goldman Sachs & Co.
MXN	11,600	09/13/17	5.000%	28 day Mexican interbank rate(1)	5,278	(6,570)	11,848	HSBC Bank USA
MXN	3,900	09/13/17	5.000%	28 day Mexican interbank rate(1)	1,774	(1,597)	3,371	Barclays Bank PLC
MXN	206,000	06/11/18	5.000%	28 day Mexican interbank rate(1)	(109,798)	(282,509)	172,711	HSBC Bank USA
MXN	133,000	06/11/18	5.000%	28 day Mexican interbank rate(1)	(58,578)	(185,179)	126,601	Morgan Stanley
MXN	12,400	06/11/18	5.500%	28 day Mexican interbank rate(1)	12,854	(4,572)	17,426	Goldman Sachs & Co.
MXN	10,900	06/11/18	5.500%	28 day Mexican interbank rate(1)	11,299	(4,026)	15,325	Goldman Sachs & Co.
MXN	8,800	06/11/18	5.250%	28 day Mexican interbank rate(1)	2,549	(9,847)	12,396	Goldman Sachs & Co.
MXN	4,900	06/11/18	5.250%	28 day Mexican interbank rate(1)	1,438	(5,555)	6,993	Goldman Sachs & Co.
MXN	4,100	06/11/18	5.500%	28 day Mexican interbank rate(1)	4,149	(1,079)	5,228	Goldman Sachs & Co.
MXN	3,900	06/11/18	5.250%	28 day Mexican interbank rate(1)	1,144	(2,534)	3,678	JPMorgan Chase & Co.
MXN	3,800	06/11/18	5.500%	28 day Mexican interbank rate(1)	3,939	(1,452)	5,391	Barclays Bank PLC
MXN	1,900	06/11/18	5.500%	28 day Mexican interbank rate(1)	1,970	(467)	2,437	Goldman Sachs & Co.

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2014 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
MXN	6,000	06/17/18	5.250%	28 day Mexican interbank rate (1)	$1,760	$(6,385)	$8,145	Goldman Sachs & Co.
MXN	94,000	01/18/19	5.700%	28 day Mexican interbank rate(1)	91,090	(24,446)	115,536	Bank of America
MXN	32,000	01/18/19	5.700%	28 day Mexican interbank rate(1)	31,009	(8,995)	40,004	Goldman Sachs & Co.
MXN	32,000	01/18/19	5.700%	28 day Mexican interbank rate(1)	31,009	(10,554)	41,563	JPMorgan Chase
MXN	31,000	01/18/19	5.700%	28 day Mexican interbank rate(1)	30,040	(12,485)	42,525	Deutsche Bank AG
MXN	31,900	06/02/21	6.350%	28 day Mexican interbank rate(1)	32,572	5,879	26,693	Morgan Stanley
MXN	116,100	09/02/22	5.500%	28 day Mexican interbank rate(1)	(524,615)	(202,878)	(321,737)	HSBC Bank USA
MXN	63,400	09/02/22	5.500%	28 day Mexican interbank rate(1)	(286,482)	(95,126)	(191,356)	Morgan Stanley
MXN	61,000	09/02/22	5.750%	28 day Mexican interbank rate(1)	(196,804)	(4,404)	(192,400)	Barclays Bank PLC
MXN	36,000	09/02/22	5.750%	28 day Mexican interbank rate(1)	(116,147)	(3,420)	(112,727)	UBS AG
MXN	21,900	09/02/22	5.500%	28 day Mexican interbank rate(1)	(98,958)	(31,944)	(67,014)	Bank of America
MXN	10,400	06/05/23	6.000%	28 day Mexican interbank rate(1)	(27,353)	(38,222)	10,869	JPMorgan Chase & Co.
MXN	7,700	06/05/23	5.750%	28 day Mexican interbank rate(1)	(30,884)	(11,689)	(19,195)	HSBC Bank USA
MXN	6,500	06/05/23	5.750%	28 day Mexican interbank rate(1)	(26,071)	(14,979)	(11,092)	Goldman Sachs & Co.
MXN	6,300	06/05/23	6.000%	28 day Mexican interbank rate(1)	(17,231)	(10,272)	(6,959)	Barclays Bank PLC
MXN	6,100	06/05/23	5.750%	28 day Mexican interbank rate(1)	(24,467)	(9,545)	(14,922)	Deutsche Bank AG
MXN	3,100	06/05/23	5.750%	28 day Mexican interbank rate(1)	(12,434)	(3,717)	(8,717)	BNP Paribas Bank
MXN	2,700	06/05/23	5.750%	28 day Mexican interbank rate(1)	(10,808)	(7,155)	(3,653)	Barclays Bank PLC

					$(33,979)	$(1,155,142)	$1,121,163

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
JPY	357,000	09/18/23	1.000%	6 month LIBOR(1)	$16,312	$(74,490)	$(90,802)
	878,100	03/18/16	1.500%	3 month LIBOR(1)	6,581,939	6,189,408	(392,531)
	1,299,000	12/16/16	1.500%	3 month LIBOR(1)	1,070,482	(1,509,847)	(2,580,329)
	828,000	09/21/17	3.000%	3 month LIBOR(1)	5,290,063	5,050,843	(239,220)
	229,100	10/15/17	1.000%	Daily Effective	(270,029)	(3,017,148)	(2,747,119)
				Federal Funds
				Rate(1)
	229,100	06/15/41	4.250%	3 month LIBOR(1)	(97,694,648)	(33,262,484)	64,432,164
	177,700	06/19/43	2.750%	3 month LIBOR(1)	11,553,296	25,667,599	14,114,303
	98,000	12/18/43	3.500%	3 month LIBOR(1)	4,825,717	677,029	(4,148,688)

					$(68,626,868)	$(279,090)	$68,347,778

(1) Portfolio pays the floating rate and receives the fixed rate.

# Notional amount is shown in U.S. dollars unless otherwise stated.

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Credit default swap agreements outstanding at March 31, 2014

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on credit indices – Sell Protection(1):
CMBX.NA.AAA.6	05/11/63	0.500%	5,900	$(124,340)	$(255,216)	$130,876	Bank of America

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(3)	Value at Trade Date	Value at March 31, 2014(4)	Unrealized Appreciation
Exchange-traded credit default swaps on credit indices – Sell Protection(1):
CDX IG.22 5Y BP	06/20/19	1.000%	$21,700	$312,100	$337,445	$25,345

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2014(2)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1):
Bank of America Corp.	09/20/14	1.000%	6,500	0.152%	$26,898	$19,979	$6,919	Deutsche Bank AG
Berkshire Hathaway, Inc.	03/20/15	1.000%	3,500	0.122%	31,967	(12,028)	43,995	UBS AG
Export-Import Bank	06/20/17	1.000%	500	0.803%	3,644	(13,593)	17,237	Deutsche Bank AG
Federal Republic of Brazil	06/20/15	1.000%	13,400	0.375%	105,843	(34,766)	140,609	HSBC Bank USA
Federal Republic of Brazil	06/20/15	1.000%	8,100	0.375%	63,379	(49,809)	113,188	Credit Suisse First Boston
Federal Republic of Brazil	06/20/15	1.000%	6,500	0.375%	51,342	(16,864)	68,206	Deutsche Bank AG
Federal Republic of Brazil	06/20/15	1.000%	1,800	0.375%	14,075	(4,061)	18,136	Deutsche Bank AG
Federal Republic of Brazil	06/20/15	1.000%	1,800	0.375%	14,084	(4,112)	18,196	Morgan Stanley
Federal Republic of Brazil	06/20/15	1.000%	1,700	0.375%	13,293	(11,461)	24,754	Citigroup, Inc.
Federal Republic of Brazil	06/20/15	1.000%	1,200	0.375%	9,479	(4,087)	13,566	Barclays Bank PLC
Federal Republic of Brazil	09/20/15	1.000%	20,300	0.476%	152,898	(48,393)	201,291	HSBC Bank USA
Federal Republic of Brazil	09/20/15	1.000%	18,000	0.476%	135,574	(41,281)	176,855	Barclays Bank PLC
Federal Republic of Brazil	09/20/15	1.000%	7,900	0.476%	59,283	(28,279)	87,562	Credit Suisse First Boston
Federal Republic of Brazil	09/20/15	1.000%	1,200	0.476%	8,997	(5,487)	14,484	Citigroup, Inc.
Federal Republic of Brazil	09/20/15	1.000%	900	0.476%	6,748	(2,514)	9,262	UBS AG
Federal Republic of Brazil	12/20/15	1.000%	43,800	0.546%	312,603	(85,987)	398,590	Deutsche Bank AG
Federal Republic of Brazil	06/20/16	1.000%	3,800	0.721%	24,114	(5,830)	29,944	Deutsche Bank AG
General Electirc Capital Corp.	09/20/15	1.000%	2,800	0.313%	29,535	25,078	4,457	Deutsche Bank AG
General Electirc Capital Corp.	12/20/15	1.000%	6,500	0.328%	78,499	(43,683)	122,182	Morgan Stanley
General Electirc Capital Corp.	03/20/16	1.000%	3,600	0.339%	48,485	(13,841)	62,326	Citigroup, Inc.
JPMorgan Chase & Co.	09/20/14	1.000%	3,000	0.164%	12,567	10,098	2,469	Citigroup, Inc.

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Credit default swap agreements outstanding at March 31, 2014 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2014(2)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1) (cont’d.)
Metlife, Inc.	12/20/14	1.000%	25,000	0.101%	$175,149	$(88,324)	$263,473	Bank of America
Metlife, Inc.	12/20/14	1.000%	2,800	0.101%	19,523	(17,520)	37,043	Deutsche Bank AG
Metlife, Inc.	12/20/14	1.000%	2,600	0.101%	18,234	(20,019)	38,253	Citigroup, Inc. Credit Suisse
Metlife, Inc.	12/20/14	1.000%	1,200	0.101%	8,416	(5,005)	13,421	First Boston Credit Suisse
Morgan Stanley	09/20/14	1.000%	1,700	0.271%	6,218	(9,098)	15,316	First Boston Royal Bank of Scotland
People’s Republic of China	06/20/15	1.000%	9,300	0.134%	99,181	36,922	62,259	Group PLC
People’s Republic of China	06/20/15	1.000%	3,100	0.134%	33,060	11,948	21,112	Citigroup, Inc.
People’s Republic of China	12/20/18	1.000%	1,900	0.819%	16,189	16,193	(4)	Citigroup, Inc.
People’s Republic of China	12/20/18	1.000%	600	0.819%	5,112	5,386	(274)	Barclays Bank PLC
Republic of Indonesia	09/20/15	1.000%	1,300	0.439%	11,360	(8,789)	20,149	Deutsche Bank AG
Republic of Indonesia	06/20/16	1.000%	6,000	0.689%	51,988	(41,842)	93,830	Barclays Bank PLC
Republic of Indonesia	06/20/16	1.000%	4,200	0.689%	36,391	(33,395)	69,786	Citigroup, Inc.
Republic of Indonesia	06/20/16	1.000%	1,700	0.689%	14,730	(13,856)	28,586	Citigroup, Inc.
Republic of Indonesia	09/20/16	1.000%	6,500	0.799%	43,758	(46,647)	90,405	Morgan Stanley
Republic of Indonesia	09/20/16	1.000%	2,900	0.799%	19,523	(22,143)	41,666	UBS AG
U.S. Treasury Note	03/20/16	0.250%	EUR 22,200	0.098%	71,967	(124,253)	196,220	BNP Paribas Bank
United Kingdom Treasury	12/20/15	1.000%	1,100	0.068%	18,405	8,380	10,025	UBS AG
United Mexican States	09/20/15	1.000%	16,000	0.273%	176,773	(35,973)	212,746	HSBC Bank USA
United Mexican States	09/20/15	1.000%	15,000	0.273%	165,724	(33,724)	199,448	Barclays Bank PLC
United Mexican States	09/20/15	1.000%	500	0.273%	5,524	2,400	3,124	Bank of America
United Mexican States	03/20/16	1.000%	36,900	0.309%	501,520	(90,150)	591,670	Morgan Stanley
United Mexican States	03/20/16	1.000%	31,500	0.309%	428,127	(121,627)	549,754	HSBC Bank USA
United Mexican States	03/20/16	1.000%	9,600	0.309%	130,477	(30,315)	160,792	Citigroup, Inc.
United Mexican States	03/20/16	1.000%	400	0.309%	5,437	(1,190)	6,627	Barclays Bank PLC
United Mexican States	03/20/16	0.920%	100	0.309%	1,198	—	1,198	JPMorgan Chase Bank
United Mexican States	06/20/16	1.000%	9,800	0.322%	145,680	(9,888)	155,568	Citigroup, Inc.
United Mexican States	09/20/16	1.000%	700	0.371%	10,771	3,026	7,745	HSBC Bank USA
United Mexican States	09/20/16	1.000%	500	0.371%	7,694	2,253	5,441	JPMorgan Chase & Co.
United Mexican States	06/20/17	1.000%	1,900	0.472%	32,120	(15,419)	47,539	Morgan Stanley
United Mexican States	12/20/18	1.000%	1,500	0.774%	15,140	(2,862)	18,002	Bank of America
United Mexican States	12/20/18	1.000%	800	0.774%	8,547	(1,887)	10,434	Goldman Sachs & Co.
United Mexican States	12/20/18	1.000%	600	0.774%	6,056	(874)	6,930	Citigroup, Inc.
United Mexican States	12/20/18	1.000%	600	0.774%	6,056	(942)	6,998	JPMorgan Chase & Co.

					$3,499,355	$(1,060,155)	$4,559,510

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

The Portfolio entered into credit default swap agreements on corporate issues, sovereign issues and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Debt Obligations	$—	$28,474,843	$—
Collateralized Loan Obligations	—	24,665,319	—
Non-Residential Mortgage-Backed Securities	—	57,665,067	—
Residential Mortgage-Backed Securities	—	52,985,541	—
Bank Loan	—	2,286,745	—
Commercial Mortgage-Backed Securities	—	95,079,420	—
Corporate Bonds	—	887,458,905	141,495
Foreign Government Bonds	—	851,769,931	—
Municipal Bonds	—	449,452,076	—
Residential Mortgage-Backed Securities	—	409,841,745	—
U.S. Government Agency Obligations	—	1,967,992,324	—
U.S. Treasury Obligations	—	2,023,900,983	—
Preferred Stocks	68,468,400	—	—
Repurchase Agreements	—	474,000,000	—
Affiliated Money Market Mutual Fund	5,887,176	—	—
Certificates of Deposit	—	13,637,575	—
Options Written	(133,594)	(6,726,956)	(88,698)
Other Financial Instruments*
Futures Contracts	(6,388,670)	—	—
Foreign Forward Currency Exchange Contracts	—	(3,102,021)	—
Reverse Repurchase Agreement	—	(5,940,000)	—
Interest Rate Swaps	—	69,468,941	—
Credit Default Swaps	—	4,715,731	—

Total	$67,833,312	$7,397,626,169	$52,797

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2014 categorized by risk exposure:

Derivative Fair Value
at 03/31/14
Credit contracts	$4,675,335
Foreign exchange contracts	(3,278,467)
Interest rate contracts	56,347,865

Total	$57,744,733

AST PRESERVATION ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 91.5%
AFFILIATED MUTUAL FUNDS
AST AQR Emerging Markets Equity Portfolio*	992,773	$9,947,585
AST AQR Large-Cap Portfolio*	32,285,382	387,747,440
AST ClearBridge Dividend Growth Portfolio*	16,095,507	193,789,904
AST Federated Aggressive Growth Portfolio*	2,641,551	37,034,544
AST Goldman Sachs Large-Cap Value Portfolio*	4,032,411	98,148,891
AST Goldman Sachs Mid-Cap Growth Portfolio*	413,516	2,923,556
AST Goldman Sachs Small-Cap Value Portfolio*	1,988,052	34,055,328
AST Herndon Large-Cap Value Portfolio*	5,639,663	73,259,225
AST High Yield Portfolio*	24,576,770	207,427,941
AST International Growth Portfolio*	18,413,146	255,942,735
AST International Value Portfolio*	14,053,880	255,640,069
AST Jennison Large-Cap Growth Portfolio*	4,773,690	91,416,164
AST Jennison Large-Cap Value Portfolio*	4,344,433	73,594,702
AST Large-Cap Value Portfolio*	3,519,494	73,557,420
AST Loomis Sayles Large-Cap Growth Portfolio*	4,682,753	136,595,917
AST Lord Abbett Core Fixed-Income Portfolio*	25,658,021	295,323,817
AST MFS Growth Portfolio*	8,963,689	136,516,991
AST MFS Large-Cap Value Portfolio*	5,289,857	73,952,204
AST Mid-Cap Value Portfolio*	425,785	7,842,951
AST Money Market Portfolio*	113,454,116	113,454,116
AST Neuberger Berman Core Bond Portfolio*	17,455,537	182,934,032
AST Neuberger Berman Mid-Cap Growth Portfolio*	360,545	11,696,082
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	311,512	7,794,029
AST Parametric Emerging Markets Equity Portfolio*	964,278	8,717,071
AST PIMCO Limited Maturity Bond Portfolio*	11,017,584	114,031,992
AST PIMCO Total Return Bond Portfolio*	83,225,079	1,036,152,238
AST Prudential Core Bond Portfolio*	117,054,543	1,261,847,970
AST QMA Emerging Markets Equity Portfolio*	657,989	6,310,110
AST QMA Large-Cap Portfolio*	32,320,482	392,693,851
AST Small-Cap Growth Portfolio*	1,698,368	52,836,236
AST Small-Cap Value Portfolio*	3,147,371	66,063,308
AST T. Rowe Price Equity Income Portfolio*	7,790,118	97,454,372
AST T. Rowe Price Large-Cap Growth Portfolio*	4,397,775	90,594,170
AST T. Rowe Price Natural Resources Portfolio*	190,099	4,450,208
AST Templeton Global Bond Portfolio*	132,194	1,436,949

	Shares	Value
AFFILIATED MUTUAL FUNDS (Continued)
AST Western Asset Core Plus Bond Portfolio*	85,437,256	$926,139,856
AST Western Asset Emerging Markets Debt Portfolio*	12,460,693	123,111,650

TOTAL LONG-TERM INVESTMENTS (cost $6,263,194,037)(w)		6,942,435,624

SHORT-TERM INVESTMENTS —8.1%
AFFILIATED MONEY MARKET MUTUAL FUND — 7.9%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $598,880,535)(w)	598,880,535	598,880,535

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.2%
U.S. Treasury Bills (cost $15,798,266)
0.050%	06/19/14	15,800	15,799,226

TOTAL SHORT-TERM INVESTMENTS (cost $614,678,801)			614,679,761

TOTAL INVESTMENTS — 99.6% (cost $6,877,872,838)			7,557,115,385
Other assets in excess of liabilities(x) — 0.4%			33,771,632

NET ASSETS — 100.0%			$7,590,887,017

The following abbreviations are used in the Portfolio descriptions:
CAC	French Stock Market Index
DAX	German Stock Index
FTSE	Financial Times Stock Exchange
STOXX	Stock Index of Eurozone
TOPIX	Tokyo Stock Price Index
*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown is the effective yield at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at March 31, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)
Long Positions:
618	2 Year U.S. Treasury Notes	Jun. 2014	$135,846,426	$135,689,625	$(156,801)
1,662	10 Year U.S. Treasury Notes	Jun. 2014	206,123,929	205,257,000	(866,929)
158	CAC40 10 Euro	Apr. 2014	9,262,940	9,557,882	294,942

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Financial futures contracts open at March 31, 2014 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)
Long Positions (cont’d.)
29	DAX Index	Jun. 2014	$9,127,319	$9,575,010	$447,691
243	Euro STOXX 50	Jun. 2014	9,817,570	10,377,891	560,321
88	FTSE 100 Index	Jun. 2014	9,526,866	9,599,853	72,987
129	Russell 2000 Mini Index	Jun. 2014	15,178,140	15,099,450	(78,690)
1,567	S&P 500 E-Mini	Jun. 2014	143,607,715	146,091,410	2,483,695
39	S&P 500 Index	Jun. 2014	17,937,563	18,179,850	242,287
90	TOPIX Index	Jun. 2014	10,665,892	10,489,754	(176,138)

					$2,823,365

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized costs.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$7,541,316,159	$—	$—
U.S. Treasury Obligation	—	15,799,226	—
Other Financial Instruments*
Futures	2,823,365	—	—

Total	$7,544,139,524	$15,799,226	$—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2014 categorized by risk exposure:

Derivative Fair Value at 03/31/14
Equity contracts	$3,847,095
Interest rate contracts	(1,023,730)

Total	$2,823,365

AST PRUDENTIAL CORE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS — 99.7%

ASSET-BACKED SECURITIES — 13.1%

Collateralized Debt Obligations — 0.1%
Cent CDO XI Ltd. (Cayman Islands), Series 2006-11A, Class A1, 144A	0.499%	(c)	04/25/19		987	$973,059
Landmark IX CDO Ltd., Series 2007-9A, Class A1, 144A	0.454%	(c)	04/15/21		4,183	4,142,771

						5,115,830

Collateralized Loan Obligations — 7.5%
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.417%	(c)	04/20/25		14,150	13,953,754
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class B2, 144A	3.360%		04/20/25		1,500	1,471,730
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.432%	(c)	07/13/25		12,700	12,523,561
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-1A, Class A2B, 144A	3.500%		07/13/25		4,450	4,400,506
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1, 144A	1.766%	(c)	04/28/26		11,650	11,561,460
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3A, Class A2A, 144A	2.516%	(c)	04/28/26		3,100	3,063,110
ARES Enhanced Loan Investment Strategy II CLO Ltd. (Cayman Islands), Series 2005-2A, Class A2, 144A	0.499%	(c)	01/26/20		1,038	1,031,413
ARES XXVI CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.339%	(c)	04/15/25		5,500	5,405,536
Avoca CLO II BV (Netherlands), Series II-A, Class A1, 144A	0.729%	(c)	01/15/20	EUR	835	1,145,673
Battalion CLO Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.637%	(c)	10/22/25		7,500	7,462,725
Battalion CLO Ltd. (Cayman Islands), Series 2014-5A, Class A1, 144A	1.734%	(c)	04/17/26		7,150	7,132,125
Battalion CLO Ltd. (Cayman Islands), Series 2014-5A, Class A2A, 144A	2.384%	(c)	04/17/26		2,000	1,975,800
Battalion CLO Ltd. (Cayman Islands), Series 2014-5A, Class A2B, 144A	4.410%		04/17/26		2,000	1,975,800
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2013-IIA, Class A1, 144A	1.439%	(c)	07/15/24		12,200	12,033,736
BMI CLO I (Cayman Islands), Series 2013-1AR, Class A1R, 144A	1.175%	(c)	08/01/21		5,393	5,353,591
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.388%	(c)	04/17/25		11,900	11,720,323
Eagle Creek CLO Ltd. (Cayman Islands), Series 2006-1A, Class A1, 144A	0.473%	(c)	02/28/18		67	66,628
Flagship VII Ltd. CLO (Cayman Islands), Series 2013-7A, Class A1, 144A	1.688%	(c)	01/20/26		14,800	14,734,571
Fraser Sullivan CLO I Ltd. (Cayman Islands), Series 2006-1A, Class B, 144A	0.703%	(c)	03/15/20		3,000	2,942,516
Gulf Stream - Sextant CLO Ltd. (Cayman Islands), Series 2006-1A, Class A1A, 144A	0.464%	(c)	08/21/20		227	226,787
ING Investment Management CLO (Cayman Islands), Series 2013-1A, Class A1, 144A	1.379%	(c)	04/15/24		7,650	7,513,415
ING Investment Management CLO, Series 2013-2A, Class A1, 144A	1.389%	(c)	04/25/25		4,200	4,125,902
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.823%	(c)	05/15/26		5,450	5,433,650
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A2, 144A	3.670%		05/15/26		1,500	1,499,250

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Lafayette CLO I Ltd. (Cayman Islands), Series 2012-1A, Class A, 144A	1.635%	(c)	09/06/22		375	$374,514
LightPoint Pan-European CLO PLC (Ireland), Series 2006-1A, Class A, 144A	0.550%	(c)	01/31/22	EUR	3,032	4,115,399
Magnetite VI CLO Ltd. (Cayman Islands), Series 2012-6A, Class A, 144A	1.733%	(c)	09/15/23		12,600	12,585,776
Marine Park CLO Ltd. (Cayman Islands), Series 2012-1A, Class A1A, 144A	1.706%	(c)	05/18/23		2,450	2,444,320
Mayport CLO Ltd. (Cayman Islands), Series 2006-1A, Class A1L, 144A	0.486%	(c)	02/22/20		620	617,738
OCP CLO Ltd. (Cayman Islands), Series 2012-2A, Class A2, 144A	1.716%	(c)	11/22/23		9,800	9,785,174
OCP CLO Ltd. (Cayman Islands), Series 2012-2A, Class B, 144A	2.436%	(c)	11/22/23		4,300	4,275,664
OHA Intrepid Leveraged Loan Fund Ltd. (Cayman Islands), Series 2011-1AR, Class AR, 144A	1.157%	(c)	04/20/21		9,680	9,620,824
OZLM Funding CLO Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.387%	(c)	07/22/25		3,500	3,444,715
Regatta III Funding CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A	1.756%	(c)	04/15/26		13,050	13,005,630
Regatta III Funding CLO Ltd. (Cayman Islands), Series 2014-1A, Class A2, 144A	2.336%	(c)	04/15/26		3,300	3,240,204
Shackleton CLO Ltd. (Cayman Islands), Series 2013-3A, Class B2, 144A	3.440%		04/15/25		4,800	4,731,016
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.289%	(c)	04/15/25		18,150	17,757,873
Slater Mill Loan Fund CLO LP (Cayman Islands), Series 2012-1A, Class B, 144A	2.886%	(c)	08/17/22		2,000	1,998,135
Sound Point CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	2.937%	(c)	10/20/23		2,150	2,162,784
Trimaran CLO VI Ltd. (Cayman Islands), Series 2006-2A, Class A1L, 144A	0.488%	(c)	11/01/18		3,645	3,621,629
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.359%	(c)	07/15/25		12,100	11,893,428

						244,428,385

Non-Residential Mortgage-Backed Securities — 0.8%
American Express Credit Account Secured Note Trust, Series 2012-4, Class C, 144A	0.955%	(c)	05/15/20		8,400	8,427,065
Citibank Credit Card Issuance Trust, Series 2005-C2, Class C2	0.625%	(c)	03/24/17		10,100	10,095,394
MBNA Credit Card Master Note Trust, Series 2004-C2, Class C2	1.055%	(c)	11/15/16		1,500	1,501,635
Sierra Timeshare Receivables Funding LLC, Series 2012-3A, Class A, 144A	1.870%		08/20/29		2,293	2,312,002
SVO VOI Mortgage LLC, Series 2012-AA, Class A, 144A	2.000%		09/20/29		3,154	3,161,191

						25,497,287

Residential Mortgage-Backed Securities — 4.7%
ACE Securities Corp. Home Equity Loan Trust, Series 2003-OP1, Class M1	1.204%	(c)	12/25/33		576	541,125
ACE Securities Corp. Home Equity Loan Trust, Series 2004-IN1, Class A1	0.794%	(c)	05/25/34		1,261	1,194,113
ACE Securities Corp. Home Equity Loan Trust, Series 2004-OP1, Class M1	0.934%	(c)	04/25/34		2,301	2,146,483

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Ameriquest Mortgage Securities, Inc., Series 2003-1, Class M1	1.504%	(c)	02/25/33	1,897	$1,789,610
Ameriquest Mortgage Securities, Inc., Series 2004-R1, Class A2	0.754%	(c)	02/25/34	280	271,832
Argent Securities, Inc., Series 2003-W10, Class M1	1.234%	(c)	01/25/34	2,319	2,231,859
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W10, Class A2	0.934%	(c)	10/25/34	1,493	1,429,316
Asset-Backed Funding Certificates Trust, Series 2004-OPT2, Class M1	0.979%	(c)	08/25/33	1,197	1,153,404
Asset-Backed Funding Certificates Trust, Series 2004-OPT5, Class A1	0.854%	(c)	06/25/34	904	840,282
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE1, Class M2	3.680%	(c)	01/15/33	1,255	1,282,914
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE7, Class M1	1.130%	(c)	12/15/33	1,488	1,398,131
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE2, Class M1	0.979%	(c)	04/25/34	6,156	5,742,725
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE3, Class M1	0.964%	(c)	06/25/34	3,641	3,392,650
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE5, Class M1	1.054%	(c)	08/25/34	3,889	3,749,400
Bear Stearns Asset-Backed Securities I Trust, Series 2004-FR2, Class M2	1.174%	(c)	06/25/34	3,014	2,690,224
Bear Stearns Asset-Backed Securities Trust, Series 2003-2, Class A3	1.654%	(c)	03/25/43	1,356	1,327,123
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE5, Class M1	1.009%	(c)	07/25/34	3,024	2,772,442
Bear Stearns Asset-Backed Securities Trust, Series 2005-SD3, Class 1A	0.644%	(c)	07/25/35	3,559	3,527,112
Bear Stearns Asset-Backed Securities Trust, Series 2006-SD2, Class A1	0.534%	(c)	06/25/36	3,441	3,387,657
Citigroup Mortgage Loan Trust, Inc., Series 2004-OPT1, Class M1	0.979%	(c)	10/25/34	5,630	5,613,414
Countrywide Asset-Backed Certificates, Series 2004-BC1, Class M1	0.904%	(c)	02/25/34	5,022	4,743,698
Countrywide Asset-Backed Certificates, Series 2004-BC4, Class M1	1.204%	(c)	11/25/34	2,500	2,318,160
Countrywide Asset-Backed Certificates, Series 2004-SD1, Class A1, 144A	0.834%	(c)	06/25/33	1,784	1,714,463
Credit-Based Asset Servicing and Securitization LLC, Series 2004-CB4, Class A6	5.372%		05/25/35	647	651,794
EquiFirst Mortgage Loan Trust, Series 2004-3, Class M2	1.054%	(c)	12/25/34	3,000	2,906,952
Home Equity Asset Trust, Series 2003-6, Class M1	1.204%	(c)	02/25/34	3,789	3,571,069
Home Equity Asset Trust, Series 2005-9, Class 2A4	0.494%	(c)	04/25/36	4,322	4,041,830
HSBC Home Equity Loan Trust, Series 2006-1, Class A2	0.337%	(c)	01/20/36	3,967	3,891,491
HSBC Home Equity Loan Trust, Series 2007-2, Class M1	0.467%	(c)	07/20/36	3,560	3,221,597
MASTR Asset-Backed Securities Trust, Series 2004-HE1, Class M2	1.249%	(c)	09/25/34	4,000	3,911,624
MASTR Asset-Backed Securities Trust, Series 2004-WMC2, Class M1	1.054%	(c)	04/25/34	3,535	3,322,472

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
MASTR Asset-Backed Securities Trust, Series 2005-NC1, Class M1	0.874%	(c)	12/25/34		4,531	$4,212,795
Merrill Lynch Mortgage Investors Trust, Series 2003-WMC3, Class M3	2.629%	(c)	06/25/34		1,403	1,420,240
Merrill Lynch Mortgage Investors Trust, Series 2004-WMC3, Class M2	1.999%	(c)	01/25/35		1,547	1,457,158
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC10, Class M1	1.174%	(c)	10/25/33		352	330,566
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC6, Class M1	1.354%	(c)	06/25/33		652	628,763
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE1, Class A4	0.894%	(c)	01/25/34		1,566	1,512,920
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE3, Class M1	1.009%	(c)	03/25/34		7,010	6,492,172
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE4, Class M1	1.054%	(c)	05/25/34		3,899	3,654,480
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2003-NC1, Class M1	1.729%	(c)	11/25/32		1,402	1,331,137
Option Mortgage Loan Trust, Series 2004-1, Class M1	1.054%	(c)	01/25/34		8,447	7,857,357
Option One Mortgage Loan Corp. Asset-Backed Certificates, Series 2003-3, Class A4	1.094%	(c)	06/25/33		784	747,334
Option One Mortgage Loan Corp. Asset-Backed Certificates, Series 2003-5, Class A2	0.794%	(c)	08/25/33		1,678	1,568,402
Renaissance Home Equity Loan Trust, Series 2003-3, Class A	0.654%	(c)	12/25/33		737	720,281
Saxon Asset Securities Trust, Series 2004-1, Class A	0.694%	(c)	03/25/35		405	316,252
Securitized Asset-Backed Receivables LLC Trust, Series 2004-OP1, Class M1	0.919%	(c)	02/25/34		6,175	5,684,911
Structured Asset Investment Loan Trust, Series 2004-1, Class A3	0.954%	(c)	02/25/34		19,141	18,002,286
Structured Asset Investment Loan Trust, Series 2004-6, Class A3	0.954%	(c)	07/25/34		12,229	11,502,125
Structured Asset Investment Loan Trust, Series 2004-7, Class A7	0.994%	(c)	08/25/34		1,946	1,908,468
Structured Asset Investment Loan Trust, Series 2004-11, Class A4	1.054%	(c)	01/25/35		739	729,881
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-7, Class 3A1	5.500%		05/25/19		1,021	1,049,115
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-5, Class 1A1	5.500%		05/25/37		847	889,824

						152,793,433

TOTAL ASSET-BACKED SECURITIES (cost $411,749,779)						427,834,935

BANK LOANS(c) — 2.1%

Automotive — 0.1%
Allison Transmission, Inc., New Term Loan B-2	3.160%		08/07/17		1,233	1,237,677
Schaeffler AG (Germany), Facility C	4.250%		01/27/17		2,000	2,007,142
Tank & Rast GmbH (Germany), Term Loan A	3.813%		12/10/18	EUR	1,000	1,381,101

						4,625,920

Cable — 0.2%
Cequel Communications LLC, Term Loan B	3.500%		02/14/19		2,063	2,062,824

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

BANK LOANS(c) (Continued)

Cable (cont’d.)
Charter Communications Operating LLC, Term Loan F	3.000%	12/31/20		1,474	$1,475,090
Virgin Media Finance PLC/Virgin Media Bristol LLC, B Facility	3.500%	06/08/20		3,000	2,992,500

					6,530,414

Capital Goods — 0.2%
OGF SA (France), Term Loan B2	4.707%	10/30/20	EUR	2,500	3,480,737
RAC Finance (Holdings) Ltd. (United Kingdom), Facility C(g)	5.316%	10/29/19	GBP	1,500	2,525,090

					6,005,827

Capital Markets — 0.1%
Scandlines GmbH (Denmark), Facility B	4.716%	12/03/20	EUR	3,500	4,866,402

Chemicals — 0.1%
CeramTec GmbH (Germany), Initial Euro Term Loan B-1	4.750%	08/30/20	EUR	1,534	2,128,021
CeramTec GmbH (Germany), Term Loan B2	4.750%	08/30/20	EUR	466	647,269

					2,775,290

Electric — 0.1%
Calpine Corp., Term Loan (3/11)	4.000%	04/01/18		665	666,076
Calpine Corp., Term Loan (6/11)	4.000%	04/01/18		665	665,922
Calpine Corp., Term Loan B3	4.000%	10/09/19		1,724	1,727,341

					3,059,339

Foods — 0.2%
ARAMARK Corp., US Term Loan D	3.250%	09/09/19		2,000	2,000,980
Birds Eye Iglo Group Ltd. (United Kingdom), Facility I	5.237%	01/31/18	EUR	2,150	2,977,596

					4,978,576

Gaming — 0.1%
MGM Resorts International, Term Loan A	2.985%	12/20/17		2,543	2,542,812

Healthcare & Pharmaceutical — 0.5%
Alere, Inc., Incremental Term Loan B1	4.250%	06/30/17		382	384,195
Alere, Inc., Term Loan A	3.182%	06/30/16		374	374,359
CHS/Community Health Systems, Inc., Extended Term Loan	4.250%	01/27/21		2,090	2,102,254
CHS/Community Health Systems, Inc., Incremental Term Loan	3.469%	01/25/17		56	55,803
DaVita HealthCare Partners, Inc., Tranche Term Loan A-3	2.738%	11/01/17		3,281	3,282,038
Grifols SA, Term Loan B	3.236%	03/31/21		3,150	3,146,062
Hologic, Inc., Refinancing Tranche Term Loan A	2.153%	08/01/17		1,744	1,742,898
Lifepoint Hospitals, Inc., Incremental Term Loan B	1.910%	07/24/17		1,339	1,338,332
RPI Finance Trust, Term Loan B-3	3.250%	11/09/18		1,780	1,780,066
Universal Health Services, Inc., Tranche Term Loan A-2	1.664%	08/15/16		1,804	1,803,778

					16,009,785

Non-Captive Finance — 0.1%
RBS Worldpay, Inc. (United Kingdom), Term Loan B	5.750%	11/30/19	GBP	2,300	3,862,112

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

BANK LOANS(c) (Continued)

Retailers — 0.1%
Alliance Boots Holdings Ltd., Facility B4	3.963%		07/09/17	GBP	2,000	$3,342,614

Technology — 0.3%
First Data Corp., New Term Loan 2018B	4.231%		09/24/18		2,800	2,803,500
Freescale Semiconductor, Inc., Tranche Term Loan B-4	5.000%		02/28/20		1,733	1,736,710
Interactive Data Corp., Term Loan B	3.750%		02/12/18		3,757	3,754,876
Trans Union LLC, Term Loan B	4.000%		03/31/21		2,250	2,252,110

						10,547,196

TOTAL BANK LOANS (cost $67,335,240)						69,146,287

COMMERCIAL MORTGAGE-BACKED SECURITIES — 13.8%
Banc of America Commercial Mortgage Trust, Series 2006-1, Class A1A	5.378%	(c)	09/10/45		4,826	5,157,565
Banc of America Commercial Mortgage Trust, Series 2006-2, Class A4	5.731%	(c)	05/10/45		10,210	11,050,048
Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4	5.889%	(c)	07/10/44		7,841	8,479,447
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A4	5.356%		10/10/45		2,600	2,764,424
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.550%	(c)	04/10/49		4,985	5,471,669
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A1A	5.361%		02/10/51		3,493	3,844,046
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A3	5.620%		02/10/51		455	454,300
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-5, Class AJ	4.992%	(c)	11/10/41		500	508,636
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class AAB	5.926%		06/11/50		5,815	6,128,276
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2	3.061%		12/15/47		5,800	5,998,580
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4	5.694%	(c)	12/10/49		8,775	9,775,078
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4	6.133%	(c)	12/10/49		3,000	3,375,774
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A3	2.815%		04/10/46		9,000	8,550,864
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5	5.617%		10/15/48		8,610	9,324,406
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A3	5.293%		12/11/49		1,732	1,765,436
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4	5.322%		12/11/49		1,255	1,373,486
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4	5.223%		08/15/48		4,964	5,325,634
Commercial Mortgage Pass-Through Certificates, Series 2006-C1, Class AM	5.466%	(c)	02/15/39		2,840	3,049,118
Commercial Mortgage Pass-Through Certificates, Series 2007-C4, Class A3	5.971%	(c)	09/15/39		1,276	1,282,044
Commercial Mortgage Pass-Through Certificates, Series 2012-CR5, Class A3	2.540%		12/10/45		2,000	1,857,354
Commercial Mortgage Pass-Through Certificates, Series 2013-CR6, Class A2	2.122%		03/10/46		3,880	3,905,204
Commercial Mortgage Pass-Through Certificates, Series 2013-CR10, Class A3	3.923%		08/10/46		4,000	4,107,308

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage Pass-Through Certificates, Series 2013-CR12, Class A3	3.765%		10/10/46	10,000	$10,108,410
Commercial Mortgage Trust, Series 2006-C7, Class A1A	5.757%	(c)	06/10/46	299	324,216
Commercial Mortgage Trust, Series 2013-CR12, Class A2	2.904%		10/10/46	15,272	15,712,506
Commercial Mortgage Trust, Series 2013-CR7, Class A3	2.929%		03/10/46	12,600	12,063,593
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class A4	4.832%		04/15/37	8,000	8,239,208
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, IO	1.663%	(c)	06/25/20	36,231	2,810,886
FHLMC Multifamily Structured Pass-Through Certificates, Series K010, Class A2	4.333%		10/25/20	2,500	2,750,425
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	1.472%	(c)	05/25/22	48,847	4,492,896
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, IO	1.511%	(c)	06/25/22	26,514	2,546,134
FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2	3.320%	(c)	02/25/23	12,560	12,733,265
FHLMC Multifamily Structured Pass-Through Certificates, Series K033, Series A2	3.060%	(c)	07/25/23	10,000	9,894,490
FHLMC Multifamily Structured Pass-Through Certificates, Series K036, Series X1, IO	0.802%	(c)	10/25/23	34,437	2,041,212
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A, IO	1.741%	(c)	08/25/16	19,125	521,890
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, IO	1.782%	(c)	05/25/19	37,681	2,903,208
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, IO	1.710%	(c)	07/25/19	37,317	2,820,229
FHLMC Multifamily Structured Pass-Through Certificates, Series KSMC, Class A2	2.615%		01/25/23	7,500	7,182,338
GMAC Commercial Mortgage Securities, Inc. Trust, Series 2006-C1, Class A4	5.238%	(c)	11/10/45	6,715	7,030,995
Greenwich Capital Commercial Mortgage Trust, Series 2005-GG3, Class AJ	4.859%	(c)	08/10/42	2,396	2,453,804
GS Mortgage Securities Trust, Series 2006-GG6, Class A4	5.553%	(c)	04/10/38	8,924	9,530,778
GS Mortgage Securities Trust, Series 2012-GC6, Class A2	2.539%		01/10/45	764	785,824
GS Mortgage Securities Trust, Series 2014-GC18, Class A4	4.074%		01/10/47	10,000	10,335,140
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class A3	5.269%	(c)	12/15/44	1,755	1,776,849
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A4	5.882%	(c)	02/15/51	9,687	10,801,121
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139%		06/15/45	5,624	5,757,407
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A4	2.611%		12/15/47	5,000	4,678,145
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%		12/15/47	14,500	13,787,716
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM	5.263%	(c)	11/15/40	3,509	3,736,022
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM	5.657%	(c)	05/12/39	2,025	2,193,332
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class AM	5.517%	(c)	02/12/39	930	1,004,393

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3	5.172%		12/12/49	17,100	$18,410,339
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A3	3.960%		08/15/46	5,000	5,140,305
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A3	2.655%		02/15/46	10,000	9,372,590
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	2.863%		12/15/48	5,000	4,760,185
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A3	2.834%		05/15/46	7,600	7,180,412
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A4	5.644%	(c)	10/15/42	2,571	2,735,607
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A4	5.447%	(c)	02/12/44	880	967,937
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792%		12/10/45	3,000	2,853,744
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%		03/10/46	13,600	12,999,125
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	2.971%		04/10/46	12,200	11,689,833
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX	5.179%	(c)	07/15/42	3,500	3,678,598
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4	5.289%	(c)	12/15/44	4,650	4,923,927
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A5	5.416%	(c)	01/15/45	1,085	1,165,780
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3	5.765%	(c)	07/15/45	11,104	11,942,061
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A1A	5.559%		10/15/48	7,789	8,514,102
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4	5.572%		10/15/48	11,024	11,970,593
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	5.308%		11/15/48	6,998	7,613,987
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4(a)	5.509%		04/15/47	8,500	9,233,644
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A1A	5.724%	(c)	06/15/49	4,976	5,478,193
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4	5.953%	(c)	02/15/51	7,170	7,855,660
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608%	(c)	05/15/46	19,483	21,700,753
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A3	3.986%		07/15/46	6,600	6,808,567

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $464,047,467)					451,561,071

CORPORATE BONDS — 31.2%

Aerospace & Defense — 0.1%
B/E Aerospace, Inc., Sr. Unsec’d. Notes	5.250%		04/01/22	2,000	2,057,500

Airlines — 0.3%
Continental Airlines 2012-1 Class A Pass-Through Trust, Pass-Through Certificates(a)	4.150%		04/11/24	5,023	5,136,285
Continental Airlines 2012-2 Class A Pass-Through Trust, Pass-Through Certificates	4.000%		10/29/24	1,250	1,262,500

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Airlines (cont’d.)
Delta Air Lines 2011-1 Class A Pass-Through Trust, Pass-Through Certificates	5.300%	04/15/19	2,715	$3,000,572

				9,399,357

Automotive — 1.2%
Cummins, Inc., Sr. Unsec’d. Notes	4.875%	10/01/43	330	354,065
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.375%	08/01/18	4,800	4,844,035
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.950%	01/11/17	3,400	3,542,871
Dana Holding Corp., Sr. Unsec’d. Notes(a)	6.500%	02/15/19	2,500	2,668,750
Ford Motor Co., Sr. Unsec’d. Notes(a)	4.750%	01/15/43	4,250	4,109,852
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%	01/16/18	9,135	9,212,026
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.750%	05/15/15	3,980	4,061,152
General Motors Co., Sr. Unsec’d. Notes, 144A	4.875%	10/02/23	3,640	3,731,000
General Motors Co., Sr. Unsec’d. Notes, 144A	6.250%	10/02/43	5,215	5,645,238
Harley-Davidson Financial Services, Inc., Gtd. Notes, MTN, 144A	2.700%	03/15/17	670	691,173

				38,860,162

Banking — 10.2%
American Express Co., Sr. Unsec’d. Notes	2.650%	12/02/22(h)	11,475	10,901,411
American Express Co., Sr. Unsec’d. Notes(a)	7.000%	03/19/18	610	723,503
Bangkok Bank PCL (Thailand), Sr. Unsec’d. Notes, 144A(a)	3.875%	09/27/22	3,920	3,763,651
Bank of America Corp., Sr. Unsec’d. Notes	2.600%	01/15/19	8,970	9,005,387
Bank of America Corp., Sr. Unsec’d. Notes(a)	4.100%	07/24/23	1,245	1,262,823
Bank of America Corp., Sr. Unsec’d. Notes	5.700%	01/24/22	11,210	12,861,513
Bank of America Corp., Sr. Unsec’d. Notes	5.875%	01/05/21	8,000	9,230,328
Bank of America Corp., Sr. Unsec’d. Notes	7.625%	06/01/19	1,795	2,209,236
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.000%	05/13/21	7,315	8,065,848
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	6.750%	05/22/19	2,150	2,579,572
Capital One Bank USA NA, Sub. Notes(a)	3.375%	02/15/23	6,600	6,422,150
Capital One Financial Corp., Sr. Unsec’d. Notes	4.750%	07/15/21	2,000	2,191,128
Citigroup, Inc., Sr. Unsec’d. Notes(a)	3.375%	03/01/23	4,650	4,496,759
Citigroup, Inc., Sr. Unsec’d. Notes(a)	3.875%	10/25/23	4,480	4,448,295
Citigroup, Inc., Sr. Unsec’d. Notes(a)	6.125%	05/15/18	5,655	6,499,433
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%	07/15/39	2,250	3,254,188
Citigroup, Inc., Sr. Unsec’d. Notes	8.500%	05/22/19	10,500	13,377,840
Citigroup, Inc., Sub. Notes	6.125%	08/25/36	2,350	2,570,954
Citigroup, Inc., Sub. Notes	6.675%	09/13/43	4,225	4,947,479
Discover Bank, Sr. Unsec’d. Notes	2.000%	02/21/18	14,175	14,110,986
Discover Financial Services, Sr. Unsec’d. Notes	3.850%	11/21/22	2,362	2,318,598
Fifth Third Bank, Sr. Unsec’d. Notes(a)	1.450%	02/28/18	10,420	10,243,777
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	5.250%	07/27/21	11,590	12,830,014
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%	01/24/22	8,130	9,218,761
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.000%	06/15/20	9,350	10,736,689
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%	10/01/37	4,750	5,441,215
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.000%	03/30/22	2,300	2,388,608
HSBC Holdings PLC (United Kingdom), Sub. Notes	6.500%	05/02/36	8,100	9,536,665
HSBC USA, Inc., Sr. Unsec’d. Notes	2.375%	02/13/15(h)	1,950	1,983,257

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banking (cont’d.)
Huntington Bancshares, Inc., Sr. Unsec’d. Notes(a)	2.600%	08/02/18	4,625	$4,656,228
ING Bank NV (Netherlands), Unsec’d. Notes, 144A	2.000%	09/25/15	3,465	3,520,821
Intesa Sanpaolo SpA (Italy), Bank Gtd. Notes	3.125%	01/15/16	4,820	4,934,759
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.250%	09/23/22	9,245	9,107,166
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%	10/15/20	5,900	6,308,705
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%	08/15/21	5,790	6,206,278
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%	01/24/22	8,500	9,163,697
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.300%	04/23/19	6,400	7,524,365
Lloyds TSB Bank PLC (United Kingdom), Bank Gtd. Notes, MTN, 144A	5.800%	01/13/20	6,010	6,892,340
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes(a)	4.200%	03/28/17	2,850	3,080,066
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes	6.375%	01/21/21	3,175	3,813,458
Morgan Stanley, Sr. Unsec’d. Notes	6.375%	07/24/42	1,280	1,561,435
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.625%	09/23/19	12,600	14,331,530
Morgan Stanley, Series G, Sr. Unsec’d. Notes, MTN	5.500%	07/28/21	13,150	14,857,790
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%	12/06/22	3,475	3,405,323
PNC Bank NA, Sub. Notes(a)	2.950%	01/30/23	6,825	6,479,805
PNC Bank NA, Sub. Notes	3.800%	07/25/23	765	771,848
PNC Bank NA, Sub. Notes	4.200%	11/01/25	2,545	2,609,366
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes(a)	2.550%	09/18/15	1,165	1,189,708
Royal Bank of Scotland PLC (The) (United Kingdom), Bank Gtd. Notes(a)	6.125%	01/11/21	5,425	6,328,490
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	3.000%	09/24/15	1,845	1,900,020
Sumitomo Mitsui Banking Corp. (Japan), Bank Gtd. Notes	2.450%	01/10/19	1,280	1,291,750
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes(a)	3.000%	01/18/23	6,720	6,489,961
US Bancorp, Sub. Notes, MTN	2.950%	07/15/22	2,090	2,010,172
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	2.100%	05/08/17	2,375	2,431,836
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	4.600%	04/01/21	6,465	7,115,670
Wells Fargo & Co., Sub. Notes(a)	4.125%	08/15/23	5,085	5,144,210
Wells Fargo & Co., Sub. Notes	5.606%	01/15/44	2,700	2,922,450

				333,669,315

Brokerage — 0.1%
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%	01/20/43	1,975	2,068,607
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	2.000%	09/13/16	3,050	3,087,924

				5,156,531

Building Materials & Construction — 0.2%
Cemex Espana Luxembourg (Mexico), Sr. Sec’d. Notes, 144A	9.875%	04/30/19	500	580,000
Mohawk Industries, Inc., Sr. Unsec’d. Notes	3.850%	02/01/23	1,786	1,754,745
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A(a)	5.125%	06/26/22	2,175	2,169,562

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Building Materials & Construction (cont’d.)
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A	7.125%	06/26/42		2,925	$2,851,875

					7,356,182

Cable — 0.8%
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%	09/15/17		4,000	4,750,000
Comcast Corp., Gtd. Notes	6.450%	03/15/37		2,630	3,235,452
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	5.150%	03/15/42		3,375	3,190,695
DISH DBS Corp., Gtd. Notes	6.625%	10/01/14		2,500	2,562,500
Lynx I Corp. (United Kingdom), Sr. Sec’d. Notes, 144A	6.000%	04/15/21	GBP	2,800	4,936,399
UPCB Finance III Ltd. (Netherlands), Sr. Sec’d. Notes, 144A(a)	6.625%	07/01/20		3,000	3,210,000
Videotron Ltd. (Canada), Gtd. Notes	5.000%	07/15/22		3,500	3,508,750

					25,393,796

Capital Goods — 0.9%
Actuant Corp., Gtd. Notes	5.625%	06/15/22		2,390	2,491,575
Case New Holland, Inc., Gtd. Notes	7.875%	12/01/17		4,000	4,690,000
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,223,994; purchased 05/30/13)(f)(g)	6.700%	06/01/34		1,025	1,214,678
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $2,387,082; purchased 10/26/11)(f)(g)	7.000%	10/15/37		2,050	2,578,207
General Electric Co., Sr. Unsec’d. Notes(a)	4.125%	10/09/42		525	504,469
General Electric Co., Sr. Unsec’d. Notes	4.500%	03/11/44		770	781,945
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $699,727; purchased 07/10/12)(f)(g)	2.500%	07/11/14		700	703,358
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $5,102,437; purchased 09/24/12)(f)(g)	2.500%	03/15/16		5,110	5,237,632
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $2,095,443; purchased 01/14/13)(a)(f)(g)	2.875%	07/17/18		2,100	2,133,377
Penske Truck Leasing Co. LP/PTL Finance Corp., Unsec’d. Notes, 144A (original cost $914,112; purchased 05/08/12)(f)(g)	3.125%	05/11/15		915	937,545
SPX Corp., Gtd. Notes(a)	6.875%	09/01/17		2,000	2,270,000
United Technologies Corp., Sr. Unsec’d. Notes(a)	4.500%	06/01/42		3,390	3,451,939
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21		1,950	2,075,863

					29,070,588

Chemicals — 0.9%
Ashland, Inc., Sr. Unsec’d. Notes(a)	3.875%	04/15/18		1,010	1,042,825
Celanese US Holdings LLC, Gtd. Notes	6.625%	10/15/18		2,300	2,428,800
CF Industries, Inc., Gtd. Notes	5.375%	03/15/44		2,105	2,194,606
Dow Chemical Co. (The), Sr. Unsec’d. Notes(a)	3.000%	11/15/22		9,000	8,554,959
Dow Chemical Co. (The), Sr. Unsec’d. Notes	5.250%	11/15/41		3,800	3,971,224
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%	11/15/21		250	292,838
Mosaic Co. (The), Sr. Unsec’d. Notes	5.450%	11/15/33		1,305	1,410,899
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%	11/15/43		4,260	4,574,955
Rhodia SA (France), Sr. Unsec’d. Notes, 144A	6.875%	09/15/20		3,875	4,252,700

					28,723,806

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services & Supplies — 0.1%
President & Fellows of Harvard College, Sr. Notes	4.875%		10/15/40	2,010	$2,206,658

Electric — 0.8%
Calpine Corp., Sr. Sec’d. Notes, 144A	7.875%		07/31/20	3,074	3,381,400
Commonwealth Edison Co., First Mortgage Bonds(a)	6.450%		01/15/38	2,110	2,704,653
Covanta Holding Corp., Sr. Unsec’d. Notes	7.250%		12/01/20	2,175	2,376,188
Duke Energy Carolinas LLC, First Mortgage Bonds(a)	4.250%		12/15/41	1,350	1,327,022
FirstEnergy Corp., Sr. Unsec’d. Notes	7.375%		11/15/31	2,360	2,710,828
Florida Power & Light Co., First Mortgage	4.125%		02/01/42	1,350	1,299,912
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.500%		12/15/41	3,200	3,107,968
Public Service Electric & Gas Co., Sec’d. Notes, MTN	3.650%		09/01/42	3,015	2,701,600
Puget Sound Energy, Inc., Sr. Sec’d. Notes	4.434%		11/15/41	3,675	3,726,527
San Diego Gas & Electric Co., First Mortgage Bonds	3.950%		11/15/41	1,125	1,078,167
Southern Power Co., Sr. Unsec’d. Notes	5.150%		09/15/41	1,025	1,078,409

					25,492,674

Energy - Integrated — 0.4%
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes(a)	4.450%		09/15/42	2,350	2,227,906
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.750%		11/15/39	1,980	2,458,610
Lukoil International Finance BV (Russia), Gtd. Notes, 144A	7.250%		11/05/19	1,050	1,160,250
Reliance Holdings USA, Inc. (India), Gtd. Notes, 144A	5.400%		02/14/22	4,175	4,372,189
Sasol Financing International PLC (South Africa), Gtd. Notes	4.500%		11/14/22	3,450	3,346,500
TNK-BP Finance SA (Russia), Gtd. Notes, MTN, 144A(a)	6.625%		03/20/17	1,200	1,285,500

					14,850,955

Energy - Other — 1.5%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36	2,925	3,459,670
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	7.940%	(s)	10/10/36	7,000	2,568,518
Cameron International Corp., Sr. Unsec’d. Notes	5.950%		06/01/41	3,935	4,382,386
Concho Resources, Inc., Gtd. Notes	5.500%		04/01/23	2,900	3,016,000
Devon Energy Corp., Sr. Unsec’d. Notes	4.750%		05/15/42	1,990	1,972,796
Halliburton Co., Sr. Unsec’d. Notes	4.500%		11/15/41	940	939,065
Halliburton Co., Sr. Unsec’d. Notes	4.750%		08/01/43	1,520	1,571,926
Kerr-McGee Corp., Gtd. Notes	6.950%		07/01/24	3,110	3,771,155
Nabors Industries, Inc., Gtd. Notes	4.625%		09/15/21	2,500	2,582,765
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150%		12/15/21	1,975	2,080,771
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000%		03/01/41	4,140	4,731,088
Pioneer Natural Resources Co., Sr. Unsec’d. Notes(a)	6.650%		03/15/17	1,350	1,536,486
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	7.500%		01/15/20	7,205	8,785,237
Transocean, Inc., Gtd. Notes	2.500%		10/15/17	1,760	1,771,343
Weatherford International Ltd., Gtd. Notes(a)	5.950%		04/15/42	3,935	4,239,715
WPX Energy, Inc., Sr. Unsec’d. Notes	5.250%		01/15/17	575	615,250

					48,024,171

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Exploration & Production — 0.2%
Noble Energy, Inc., Sr. Unsec’d. Notes	5.250%	11/15/43	1,145	$1,195,082
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	5.375%	01/26/19	4,870	5,052,625

				6,247,707

Financial Services — 0.3%
JPMorgan Chase & Co., Jr. Sub. Notes(a)	7.900%	04/29/49	4,350	4,915,500
JPMorgan Chase & Co., Sub. Notes	5.625%	08/16/43	3,550	3,817,152

				8,732,652

Foods — 0.4%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	7.750%	01/15/19(h)	2,296	2,844,147
ARAMARK Corp., Gtd. Notes	5.750%	03/15/20	2,400	2,535,000
BRF SA (Brazil), Sr. Unsec’d. Notes, 144A	3.950%	05/22/23	535	477,488
Constellation Brands, Inc., Gtd. Notes	7.250%	09/01/16	2,000	2,255,000
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $2,763,900; purchased 12/07/11-12/08/11)(a)(f)(g)	7.250%	06/01/21	2,990	3,184,350
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	6.125%	08/23/18	735	852,989
Minerva Luxembourg SA (Brazil), Gtd. Notes, 144A	12.250%	02/10/22	1,090	1,215,350

				13,364,324

Healthcare & Pharmaceutical — 0.9%
Actavis, Inc., Sr. Unsec’d. Notes(a)	4.625%	10/01/42	1,465	1,399,998
Amgen, Inc., Sr. Unsec’d. Notes	5.375%	05/15/43	6,615	7,067,717
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes(a)	6.450%	09/15/37	1,020	1,281,115
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	5.125%	08/15/18	3,000	3,150,000
Gilead Sciences, Inc., Sr. Unsec’d. Notes	5.650%	12/01/41	695	796,115
HCA, Inc., Gtd. Notes	8.000%	10/01/18	3,750	4,443,750
HCA, Inc., Sr. Sec’d. Notes(a)	5.875%	03/15/22	2,000	2,155,000
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.750%	08/23/22	345	342,673
Tenet Healthcare Corp., Sr. Sec’d. Notes(a)	6.250%	11/01/18	375	413,672
Teva Pharmaceutical Finance IV BV (Israel), Gtd. Notes	3.650%	11/10/21	4,180	4,186,947
Valeant Pharmaceuticals International, Gtd. Notes, 144A	6.750%	08/15/18	1,000	1,100,000
Valeant Pharmaceuticals International, Gtd. Notes, 144A	6.875%	12/01/18	2,500	2,656,250

				28,993,237

Healthcare Insurance — 0.8%
Aetna, Inc., Sr. Unsec’d. Notes	2.750%	11/15/22	5,000	4,696,510
Aetna, Inc., Sr. Unsec’d. Notes	6.750%	12/15/37	2,250	2,891,054
Cigna Corp., Sr. Unsec’d. Notes	5.375%	02/15/42	4,740	5,209,307
Coventry Health Care, Inc., Sr. Unsec’d. Notes	6.300%	08/15/14	1,500	1,530,519
UnitedHealth Group, Inc., Sr. Unsec’d. Notes(a)	3.950%	10/15/42	2,500	2,263,080
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.625%	11/15/41	3,360	3,374,834
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	5.950%	02/15/41	363	434,563
WellPoint, Inc., Sr. Unsec’d. Notes	4.625%	05/15/42	800	771,774
WellPoint, Inc., Sr. Unsec’d. Notes	4.650%	01/15/43	4,590	4,443,873

				25,615,514

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance — 2.0%
Allied World Assurance Co. Ltd., Gtd. Notes	5.500%		11/15/20	4,500	$5,004,400
Allstate Corp. (The), Sr. Unsec’d. Notes	4.500%		06/15/43	460	462,507
American International Group, Inc., Sr. Unsec’d. Notes(a)	6.400%		12/15/20(h)	7,835	9,334,948
American International Group, Inc., Sr. Unsec’d. Notes	8.250%		08/15/18(h)	7,879	9,848,679
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.450%		05/18/17(h)	1,780	1,986,377
Axis Specialty Finance LLC, Gtd. Notes(a)	5.875%		06/01/20	1,700	1,923,791
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes(a)	4.500%		02/11/43(h)	4,160	4,122,556
Chubb Corp. (The), Sr. Unsec’d. Notes	6.000%		05/11/37	1,910	2,332,635
Endurance Specialty Holdings Ltd., Sr. Unsec’d. Notes	7.000%		07/15/34	1,500	1,733,294
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes.	5.125%		04/15/22	1,410	1,568,770
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%		05/01/42	1,910	2,262,939
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A(a)	6.500%		03/15/35	950	1,105,636
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%		10/09/37	4,200	5,091,664
Markel Corp., Sr. Unsec’d. Notes	5.000%		03/30/43	740	728,190
Massachusetts Mutual Life Insurance Co., Sub. Notes, 144A(a)	5.375%		12/01/41	1,875	2,052,394
MetLife Capital Trust IV, Jr. Sub. Notes, 144A	7.875%		12/15/37	150	177,000
MetLife, Inc., Sr. Unsec’d. Notes	3.048%	(c)	12/15/22	1,155	1,119,853
MetLife, Inc., Sr. Unsec’d. Notes	5.700%		06/15/35	3,620	4,195,109
Nippon Life Insurance Co. (Japan), Sub. Notes, 144A	5.000%	(c)	10/18/42	1,040	1,092,000
Northwestern Mutual Life Insurance Co., Sub. Notes, 144A.	6.063%		03/30/40	1,130	1,358,563
Pacific Life Insurance Co., Sub. Notes, 144A	9.250%		06/15/39	2,375	3,479,696
Principal Financial Group, Inc., Gtd. Notes	4.625%		09/15/42	235	229,861
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%		12/16/39	2,916	3,826,474

					65,037,336

Lodging — 0.2%
Choice Hotels International, Inc., Gtd. Notes	5.750%		07/01/22	3,300	3,498,000
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%		09/15/22	2,170	2,089,818
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	4.250%		03/01/22	1,865	1,886,382

					7,474,200

Machinery–Construction & Mining — 0.1%
Terex Corp., Gtd. Notes(a)	6.500%		04/01/20	1,750	1,903,125

Media & Entertainment — 1.1%
AMC Networks, Inc., Gtd. Notes	7.750%		07/15/21	2,770	3,123,175
CBS Corp., Gtd. Notes (original cost $ 2,668,653; purchased 06/20/12-02/24/14)(a)(f)(g)	4.850%		07/01/42	2,645	2,547,918
CBS Corp., Gtd. Notes (original cost $ 725,736; purchased 11/15/11)(a)(f)(g)	5.900%		10/15/40	660	735,678
Cedar Fair LP/Canada’s Wonderland Co., Gtd. Notes	9.125%		08/01/18	6,101	6,514,648
Myriad International Holdings BV (South Africa), Gtd. Notes, 144A	6.000%		07/18/20	1,550	1,681,750
News America, Inc., Gtd. Notes	6.150%		03/01/37	1,230	1,422,309
News America, Inc., Gtd. Notes	6.150%		02/15/41	4,380	5,151,651

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media & Entertainment (cont’d.)
Nielsen Finance LLC/Nielsen Finance Co. (Netherlands), Gtd. Notes(a)	7.750%	10/15/18	3,000	$3,206,250
Starz LLC/Starz Finance Corp., Gtd. Notes	5.000%	09/15/19	2,525	2,607,062
Time Warner, Inc., Gtd. Notes	6.250%	03/29/41	4,945	5,792,974
Viacom, Inc., Sr. Unsec’d. Notes	4.500%	02/27/42	225	205,137
Viacom, Inc., Sr. Unsec’d. Notes	4.875%	06/15/43	1,055	1,013,496
Viacom, Inc., Sr. Unsec’d. Notes	5.850%	09/01/43	1,285	1,412,003

				35,414,051

Medical Supplies & Equipment — 0.1%
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes(a)	4.150%	02/01/24	4,435	4,562,870

Metals — 1.1%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(a)	4.250%	08/05/15	4,500	4,635,000
Berau Capital Resources Pte Ltd. (Indonesia), Sr. Sec’d. Notes, RegS	12.500%	07/08/15	2,535	2,645,906
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000%	09/30/43	3,420	3,618,982
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A(a)	6.000%	04/01/17	3,225	3,394,312
Peabody Energy Corp., Gtd. Notes(a)	6.000%	11/15/18	725	760,344
Raspadskaya OJSC Via Raspadskaya Securities Ltd. (Russia), Sr. Unsec’d. Notes, 144A	7.750%	04/27/17	950	850,250
Southern Copper Corp., Sr. Unsec’d. Notes	6.750%	04/16/40	1,500	1,526,613
Southern Copper Corp., Sr. Unsec’d. Notes	7.500%	07/27/35	2,500	2,747,220
Steel Dynamics, Inc., Gtd. Notes	7.625%	03/15/20	1,800	1,948,500
Vedanta Resources PLC (India), Sr. Unsec’d. Notes, 144A	6.000%	01/31/19	1,150	1,150,000
Xstrata Finance (Canada) Ltd. (Canada), Gtd. Notes, 144A	2.050%	10/23/15	4,690	4,743,907
Xstrata Finance (Canada) Ltd. (Canada), Gtd. Notes, 144A	2.700%	10/25/17	4,985	5,045,318
Xstrata Finance (Canada) Ltd. (Canada), Gtd. Notes, 144A	2.850%	11/10/14	1,745	1,761,733

				34,828,085

Non-Captive Finance — 0.7%
CIT Group, Inc., Sr. Unsec’d. Notes(a)	5.000%	05/15/17	4,000	4,275,000
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	5.875%	01/14/38	4,540	5,352,233
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	6.875%	01/10/39	6,880	9,060,554
SLM Corp., Sr. Unsec’d. Notes, MTN	3.875%	09/10/15	3,975	4,094,250

				22,782,037

Packaging — 0.1%
Ball Corp., Gtd. Notes	4.000%	11/15/23	3,170	2,963,950

Paper — 0.5%
Georgia-Pacific LLC, Sr. Unsec’d. Notes (original cost $4,931,417; purchased 12/20/12)(f)(g)	7.375%	12/01/25	3,620	4,558,109
International Paper Co., Sr. Unsec’d. Notes	6.000%	11/15/41	5,100	5,847,323
International Paper Co., Sr. Unsec’d. Notes	7.950%	06/15/18	2,410	2,947,546
Rock Tenn Co., Gtd. Notes	4.000%	03/01/23	1,169	1,175,445

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Paper (cont’d.)
Rock Tenn Co., Gtd. Notes(a)	4.450%	03/01/19	1,120	$1,199,887

				15,728,310

Pharmaceuticals — 0.2%
Mylan, Inc., Gtd. Notes.	1.800%	06/24/16	1,260	1,277,653
Zoetis, Inc., Sr. Unsec’d. Notes	4.700%	02/01/43	4,730	4,681,016

				5,958,669

Pipelines & Other — 0.8%
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.850%	01/15/41	1,200	1,428,274
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	5.350%	03/15/20	9,053	9,728,200
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	6.450%	11/03/36	3,000	3,261,084
Enterprise Products Operating LLC, Gtd. Notes	5.950%	02/01/41	1,600	1,831,859
Nisource Finance Corp., Gtd. Notes	4.800%	02/15/44	2,460	2,356,011
ONEOK Partners LP, Gtd. Notes	6.125%	02/01/41	750	841,932
ONEOK Partners LP, Gtd. Notes	6.200%	09/15/43	1,000	1,145,540
Sunoco Logistics Partners Operations LP, Gtd. Notes(a)	4.950%	01/15/43	3,100	2,937,811
Western Gas Partners LP, Sr. Unsec’d. Notes	5.450%	04/01/44	1,925	1,962,345
Williams Partners LP, Sr. Unsec’d. Notes	4.000%	11/15/21	2,100	2,135,217

				27,628,273

Railroads — 0.2%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.375%	09/01/42	1,510	1,429,790
Canadian Pacific Railway Ltd. (Canada), Sr. Unsec’d. Notes(a)	4.500%	01/15/22	4,400	4,674,380
Union Pacific Corp., Sr. Unsec’d. Notes	4.821%	02/01/44	920	959,488

				7,063,658

Real Estate Investment Trusts (REITs) — 0.1%
Realty Income Corp., Sr. Unsec’d. Notes	5.500%	11/15/15	1,520	1,628,381
Simon Property Group LP, Sr. Unsec’d. Notes	2.800%	01/30/17	535	557,628
Simon Property Group LP, Sr. Unsec’d. Notes	3.375%	03/15/22	405	409,412
Simon Property Group LP, Sr. Unsec’d. Notes	6.125%	05/30/18	510	593,270

				3,188,691

Retailers — 0.5%
CVS Caremark Corp., Sr. Unsec’d. Notes	5.300%	12/05/43	575	634,699
CVS Caremark Corp., Sr. Unsec’d. Notes(a)	6.125%	09/15/39	1,850	2,230,758
CVS Caremark Corp., Sr. Unsec’d. Notes(a)	6.250%	06/01/27	2,490	3,043,191
Home Depot, Inc (The), Sr. Unsec’d. Notes	4.200%	04/01/43(h)	3,295	3,184,449
Ltd Brands, Inc., Gtd. Notes	5.625%	02/15/22	6,150	6,495,938
Macy’s Retail Holdings, Inc., Gtd. Notes	3.875%	01/15/22	610	628,930
Target Corp., Sr. Unsec’d. Notes	7.000%	01/15/38	743	980,143

				17,198,108

Technology — 0.5%
CDW LLC/CDW Finance Corp., Sr. Sec’d. Notes	8.000%	12/15/18	2,128	2,298,240
CommScope, Inc., Gtd. Notes, 144A	8.250%	01/15/19	2,666	2,885,945
Fidelity National Information Services, Inc., Gtd. Notes(a)	7.875%	07/15/20	3,400	3,657,608
Jabil Circuit, Inc., Sr. Unsec’d. Notes(a)	4.700%	09/15/22	2,000	1,977,500

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Technology (cont’d.)
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A.	5.750%		02/15/21		4,000	$4,260,000
Seagate Technology HDD Holdings, Gtd. Notes	6.800%		10/01/16		396	445,500

						15,524,793

Telecommunications — 2.0%
America Movil SAB de CV (Mexico), Gtd. Notes	6.125%		03/30/40		1,690	1,907,250
AT&T, Inc., Sr. Unsec’d. Notes	5.350%		09/01/40(h)		4,575	4,675,348
AT&T, Inc., Sr. Unsec’d. Notes	5.550%		08/15/41		850	892,339
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.625%	(c)	12/15/30		1,960	3,029,809
Crown Castle International Corp., Sr. Unsec’d. Notes	7.125%		11/01/19		2,925	3,111,469
Embarq Corp., Sr. Unsec’d. Notes (original cost $3,723,931; purchased 11/15/11)(f)(g)	7.995%		06/01/36		3,770	3,933,592
Qwest Corp., Sr. Unsec’d. Notes	7.500%		10/01/14		2,590	2,674,090
SK Telecom Co. Ltd. (South Korea), Sr. Unsec’d. Notes, MTN, 144A	2.125%		05/01/18		2,075	2,054,416
Sprint Nextel Corp., Sr. Unsec’d. Notes(a)	6.000%		12/01/16		1,900	2,082,875
Sprint Nextel Corp., Sr. Unsec’d. Notes(a)	7.000%		08/15/20		2,960	3,226,400
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.750%		11/01/41		835	805,601
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.400%		09/15/33		6,045	7,176,908
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.550%		09/15/43		19,755	24,040,551
Verizon Communications, Inc., Sr. Unsec’d. Notes	7.350%		04/01/39		3,260	4,230,945
Wind Acquisition Finance SA (Italy), Sec’d. Notes, 144A	11.750%		07/15/17	EUR	1,250	1,812,136
Wind Acquisition Finance SA (Italy), Sec’d. Notes, 144A	11.750%		07/15/17		350	368,812

						66,022,541

Tobacco — 0.9%
Altria Group, Inc., Gtd. Notes(a)	4.000%		01/31/24		10,355	10,374,623
Altria Group, Inc., Gtd. Notes	9.950%		11/10/38		611	980,338
Altria Group, Inc., Gtd. Notes	10.200%		02/06/39		1,383	2,269,546
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%		02/11/18		7,440	7,380,406
Lorillard Tobacco Co., Gtd. Notes(a)	7.000%		08/04/41		1,350	1,548,967
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.375%		11/15/41		4,300	4,106,625
Reynolds American, Inc., Gtd. Notes	6.750%		06/15/17		2,500	2,882,300

						29,542,805

Transportation
CSX Corp., Sr. Unsec’d. Notes	4.100%		03/15/44		1,500	1,368,222

Utilities
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes, 144A	4.800%		11/01/43		240	244,731

TOTAL CORPORATE BONDS (cost $1,000,505,391)						1,017,649,584

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS — 1.9%

Arizona — 0.1%
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, Series A, BABs	4.839%	01/01/41	2,500	$2,721,175

California — 0.6%
Bay Area Toll Authority, California Toll Bridge, Revenue Bonds, BABs	6.263%	04/01/49	6,290	8,132,656
Los Angeles California Department, Water & Power Revenue, Series A, Revenue Bonds, BABs	5.716%	07/01/39	1,475	1,729,806
Los Angeles California Department, Water & Power Revenue, Series D, Revenue Bonds, BABs	6.574%	07/01/45	750	994,080
State of California, Taxable, Var. Purp. 3, GO	5.950%	04/01/16	2,745	3,017,414
State of California, Taxable, Var. Purp., GO, BABs	7.500%	04/01/34	3,170	4,287,552

				18,161,508

Colorado
Colorado Bridge Enterprise, Revenue Bonds, Senior Taxable, Series A, BABs	6.078%	12/01/40	1,000	1,225,680

Illinois — 0.1%
Chicago O’Hare International Airport, Revenue Bonds, BABs	6.395%	01/01/40	2,970	3,566,020
State of Illinois, GO	4.421%	01/01/15	1,480	1,521,677

				5,087,697

Maryland — 0.1%
Maryland State Transportation Authority, Facilities Project, Revenue Bonds, BABs	5.888%	07/01/43	2,200	2,678,500

Missouri
Curators University of Missouri, Taxable System Facilities Revenue Bonds, BABs	5.792%	11/01/41	400	494,352

New Jersey — 0.2%
New Jersey State Turnpike Authority, Revenue Bonds, BABs	7.102%	01/01/41	1,750	2,377,795
New Jersey State Turnpike Authority, Revenue Bonds, Series F, BABs	7.414%	01/01/40	1,075	1,509,128
Rutgers NJ State University, Revenue Bonds, BABs	5.665%	05/01/40	1,920	2,261,299

				6,148,222

New York — 0.5%
New York City Municipal Water Finance Authority, Revenue Bonds, BABs	5.882%	06/15/44	4,375	5,252,712
New York City Transitional Finance Authority, Revenue Bonds, Future Tax Secured Bonds	5.000%	11/01/42	6,080	6,539,770
New York City Transitional Finance Authority, Revenue Bonds, Future Tax Secured Bonds, BABs	5.767%	08/01/36	1,320	1,564,266
Port Authority of New York & New Jersey, Revenue Bonds	4.458%	10/01/62	1,940	1,812,212

				15,168,960

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Ohio — 0.1%
Ohio State University, General Receipts Bonds, Series A, Revenue Bonds	4.800%	06/01/2111	4,165	$4,039,592

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission, Revenue Bonds, BABs	6.105%	12/01/39	500	609,630
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, BABs	5.511%	12/01/45	1,280	1,461,632

				2,071,262

Puerto Rico — 0.1%
Commonwealth of Puerto Rico, Series A, GO(a)	8.000%	07/01/35	1,970	1,839,901

Texas
San Antonio Electric & Gas, Revenue Bonds	4.427%	02/01/42	1,270	1,288,542

TOTAL MUNICIPAL BONDS (cost $61,855,466)				60,925,391

NON-CORPORATE FOREIGN AGENCIES — 2.9%
CNOOC Finance 2013 Ltd. (China), Gtd. Notes	3.000%	05/09/23	1,965	1,777,791
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.875%	01/15/24	2,365	2,400,475
Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes, 144A	5.375%	11/04/16	3,820	3,975,856
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes.	5.125%	06/29/20	569	636,223
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.510%	03/07/22	3,000	3,090,000
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	8.625%	04/28/34	2,170	2,473,800
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	9.250%	04/23/19	5,968	7,042,240
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, MTN, 144A	5.750%	04/30/43	2,350	2,115,000
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, MTN, 144A	9.125%	07/02/18	5,580	6,696,000
Kommunalbanken A/S (Norway), Sr. Unsec’d. Notes, 144A.	1.125%	05/23/18	9,504	9,301,755
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	3.500%	08/22/17	2,025	2,143,043
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	3.875%	05/04/17	595	635,965
Korea Gas Corp. (South Korea), Sr. Unsec’d. Notes, RegS(a)	4.250%	11/02/20	3,000	3,185,241
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	3.000%	09/19/22	4,830	4,649,469
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, RegS	4.750%	07/13/21	2,600	2,827,219
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, RegS	6.250%	06/17/14	2,566	2,594,513
Majapahit Holding BV (Indonesia), Gtd. Notes, 144A	7.750%	10/17/16	1,600	1,801,600
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.750%	10/17/16	6,970	7,848,220
Petrobras International Finance Co. (Brazil), Gtd. Notes	5.375%	01/27/21	2,400	2,427,170
Petroleos Mexicanos (Mexico), Gtd. Notes(a)	3.500%	01/30/23	1,920	1,806,720

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

NON-CORPORATE FOREIGN AGENCIES (Continued)
Petroleos Mexicanos (Mexico), Gtd. Notes	4.875%		01/24/22		2,485	$2,596,825
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%		01/21/21		8,000	8,740,000
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%		06/27/44		3,200	3,088,000
Power Sector Assets & Liabilities Management Corp. (Philippines), Gov’t. Gtd. Notes, 144A	7.390%		12/02/24		3,300	4,145,790
State Bank of India (India), Sr. Unsec’d. Notes, 144A	4.125%		08/01/17		1,000	1,034,378
State Bank of India (India), Sr. Unsec’d. Notes, MTN, RegS	4.500%		11/30/15	EUR	1,800	2,576,420
Statoil ASA (Norway), Gtd. Notes	4.250%		11/23/41		1,475	1,436,053
VTB Bank OJSC Via VTB Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.875%		05/29/18		1,335	1,418,438

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $99,106,892)						94,464,204

SOVEREIGNS — 7.2%
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN	0.384%	(c)	09/23/14		1,000	999,767
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN	2.750%		03/05/15		4,045	4,133,286
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN, RegS	2.875%		09/15/14		4,800	4,853,530
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes(a)	5.625%		01/07/41		2,500	2,532,500
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	7.125%		01/20/37		2,250	2,697,188
Brazilian Government International Bond (Brazil), Unsec’d. Notes.	11.000%		06/26/17	EUR	5,800	10,232,521
Canada Government International Bond (Canada), Sr. Unsec’d. Notes(a)	1.625%		02/27/19		5,275	5,240,174
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes(a)	5.625%		02/26/44		2,000	2,088,000
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes(a)	7.375%		09/18/37		2,915	3,731,200
Hellenic Republic Government Bond (Greece), Bonds, RegS	2.000%		02/24/23	EUR	3,840	4,146,461
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.125%		02/19/18		4,220	4,283,300
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes(a)	6.375%		03/29/21		2,128	2,327,500
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	3.750%		04/25/22		4,950	4,671,562
Indonesia Government International Bond (Indonesia), Bonds, RegS	4.875%		05/05/21		2,400	2,460,000
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	6.875%		01/17/18		2,000	2,272,500
Ireland Government Bond (Ireland), Bonds	4.400%		06/18/19	EUR	8,670	13,571,004
Italy Buoni Poliennali Del Tesoro (Italy), Bonds	6.500%		11/01/27	EUR	7,450	13,388,323
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, RegS	3.450%		03/24/17	JPY	255,000	2,546,428
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, RegS	4.500%		06/08/15	JPY	120,000	1,199,311
Kingdom of Belgium (Belgium), Sr. Unsec’d. Notes, MTN, RegS	0.875%		09/14/15		3,750	3,771,525
Kingdom of Belgium (Belgium), Notes, 144A	8.875%		12/01/24		2,000	2,717,600
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	2.750%		04/22/23	EUR	17,164	23,468,762
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.250%		07/14/17	EUR	6,120	9,251,624

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

SOVEREIGNS (Continued)
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN(a)	4.750%		03/08/44		2,200	$2,090,000
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	6.750%		02/06/24	GBP	1,000	2,021,406
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, GMTN	11.000%		05/08/17	EUR	750,000	684,375
Panama Government International (Panama), Sr. Unsec’d. Notes(a)	5.200%		01/30/20		2,600	2,878,200
Peru Enhanced Pass-Through Finance Ltd. (Peru), Pass-Through Certificates, RegS	1.640%	(s)	05/31/18		2,953	2,740,475
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes, RegS	7.500%		10/14/14	EUR	8,330	11,877,540
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	6.250%		03/15/16	EUR	1,900	2,846,322
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, MTN, RegS	3.500%		03/25/15		5,300	5,371,905
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, RegS	4.750%		06/14/19	EUR	9,635	14,395,091
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	5.750%		01/20/42		2,500	2,731,500
Republic of Bulgaria (Bulgaria), Sr. Unsec’d. Notes, RegS	8.250%		01/15/15		7,894	8,343,958
Republic of Greece (Greece), Sr. Unsec’d. Notes	5.800%		07/14/15	JPY	195,600	1,828,746
Republic of Greece (Greece), Sr. Unsec’d. Notes	5.800%		07/14/15	JPY	117,900	1,102,296
Republic of Korea (South Korea), Sr. Unsec’d. Notes	7.125%		04/16/19		4,600	5,646,500
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	4.875%		01/22/24		3,340	3,373,400
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, RegS	5.000%		03/18/15	EUR	600	853,202
Russian Foreign Bond (Russia), Sr. Unsec’d. Notes, RegS	7.500%		03/31/30		1,713	1,947,969
Russian Foreign Bond - Eurobond (Russia), Sr. Unsec’d. Notes, 144A(a)	7.500%		03/31/30		4,059	4,616,686
Slovenia Government International Bond (Slovenia), Bonds, 144A(a)	4.125%		02/18/19		1,200	1,240,800
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	4.750%		05/10/18		2,100	2,244,417
South Africa Government International Bond (South Africa), Unsec’d. Notes, MTN	4.500%		04/05/16	EUR	2,000	2,914,571
Spain Government Bond (Spain), Bonds	4.250%		10/31/16	EUR	3,660	5,456,747
Spain Government International Bond (Spain), Sr. Unsec’d. Notes, MTN, 144A	4.000%		03/06/18		10,000	10,549,100
Turkey Government International Bond (Turkey), Bonds	5.750%		03/22/24		2,235	2,312,108
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	6.750%		04/03/18		2,000	2,204,000
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%		06/05/20		4,300	4,833,630
Uruguay Government International (Uruguay), Sr. Unsec’d. Notes	6.875%		01/19/16	EUR	300	453,387

TOTAL SOVEREIGNS (cost $226,184,388)						234,142,397

U.S. GOVERNMENT AGENCY OBLIGATIONS — 16.3%
Federal Home Loan Mortgage Corp.(a)	0.875%		03/07/18		4,465	4,373,387
Federal Home Loan Mortgage Corp.	1.000%		07/28/17(k)		8,665	8,626,034

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate		Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.(a)	1.375%		05/01/20		12,790	$12,187,962
Federal Home Loan Mortgage Corp.(a)	1.750%		05/30/19		6,060	6,005,284
Federal Home Loan Mortgage Corp.(a)	2.375%		01/13/22		15,400	15,084,100
Federal Home Loan Mortgage Corp.	3.500%		09/01/42		1,808	1,818,983
Federal Home Loan Mortgage Corp.	4.000%		11/01/40-01/01/44		34,413	35,724,362
Federal Home Loan Mortgage Corp.	4.000%		TBA		7,000	7,236,523
Federal Home Loan Mortgage Corp.	4.500%		12/01/40-07/01/41		12,246	13,067,890
Federal National Mortgage Assoc.	0.875%		02/08/18		9,275	9,079,112
Federal National Mortgage Assoc.	1.250%		01/30/17	(k)	3,430	3,468,070
Federal National Mortgage Assoc.(a)	1.875%		02/19/19		3,055	3,064,666
Federal National Mortgage Assoc.	2.500%		04/01/28-01/01/29		7,890	7,892,535
Federal National Mortgage Assoc.	3.000%		05/01/27-11/01/43		20,058	19,486,138
Federal National Mortgage Assoc.	3.000%		TBA		75,500	73,550,309
Federal National Mortgage Assoc.	3.500%		04/01/26-09/01/42		58,272	58,850,443
Federal National Mortgage Assoc.	3.500%		TBA		12,500	12,531,250
Federal National Mortgage Assoc.	4.000%		12/01/43		400	415,867
Federal National Mortgage Assoc.	4.000%		TBA		17,500	18,126,172
Federal National Mortgage Assoc.	4.500%		05/01/39-12/01/40		15,739	16,889,056
Federal National Mortgage Assoc.	4.500%		TBA		101,500	107,907,193
Federal National Mortgage Assoc.	5.500%		TBA		15,000	16,563,867
Government National Mortgage Assoc.	3.500%		09/15/41-01/15/44		12,838	13,124,589
Government National Mortgage Assoc.	4.000%		01/20/40-02/20/41		8,865	9,333,675
Government National Mortgage Assoc.	4.000%		TBA		26,500	27,845,702
Government National Mortgage Assoc.	4.500%		05/20/40-02/20/41		26,098	28,191,932
Government National Mortgage Assoc.	4.500%		TBA		2,000	2,151,484

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $535,492,641)						532,596,585

U.S. TREASURY OBLIGATIONS — 11.2%
U.S. Treasury Bonds	3.750%		11/15/43		17,120	17,724,541
U.S. Treasury Notes	1.000%		09/30/19		46,295	44,081,543
U.S. Treasury Notes	1.375%		06/30/18		53,655	53,403,465
U.S. Treasury Notes	1.375%		07/31/18		6,570	6,530,987
U.S. Treasury Notes	1.500%		12/31/18		2,000	1,985,000
U.S. Treasury Notes(a)	1.500%		01/31/19		24,890	24,672,212
U.S. Treasury Notes	2.125%		01/31/21		15,650	15,497,162
U.S. Treasury Notes	2.375%		07/31/17		77,995	81,291,537
U.S. Treasury Notes	3.500%		02/15/18		16,140	17,470,291
U.S. Treasury Notes	4.250%		11/15/17(h)		20,705	22,938,883
U.S. Treasury Notes(a)	1.500%		02/28/19		24,565	24,319,350
U.S. Treasury Notes(a)	2.750%		02/15/24		850	851,860
U.S. Treasury Strips Coupon	Zero	(s)	08/15/21		34,945	29,081,124
U.S. Treasury Strips Coupon	1.979%	(s)	05/15/22		7,060	5,698,232
U.S. Treasury Strips Coupon	3.200%	(s)	05/15/26		22,700	15,475,771
U.S. Treasury Strips Principal	6.810%	(s)	02/15/44		8,555	2,791,506

TOTAL U.S. TREASURY OBLIGATIONS (cost $367,490,007)						363,813,464

TOTAL LONG-TERM INVESTMENTS (cost $3,233,767,271)						3,252,133,918

					Shares

SHORT-TERM INVESTMENTS — 16.0%

AFFILIATED MONEY MARKET MUTUAL FUND — 16.0%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $520,311,821; includes $236,762,113 of cash collateral received for securities on loan)(b)(w)					520,311,821	520,311,821

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Counterparty	Notional Amount (000)#	Value

OPTIONS PURCHASED*(j)

Call Options
Interest Rate Swap Options,
Receive a fixed rate of 3.20% and pay a floating rate based on 3 month LIBOR, expiring 09/12/14	Citigroup Global Markets	19,440	$514,500
Receive a fixed rate of 3.20% and pay a floating rate based on 3 month LIBOR, expiring 09/12/14	Citigroup Global Markets	11,660	308,594
Receive a fixed rate of 3.20% and pay a floating rate based on 3 month LIBOR, expiring 09/18/14	Citigroup Global Markets	19,440	513,003

TOTAL OPTIONS PURCHASED (cost $1,410,264)			1,336,097

TOTAL SHORT-TERM INVESTMENTS (cost $521,722,085)			521,647,918

TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT — 115.7% (cost $3,755,489,356)			3,773,781,836

	Interest Rate	Maturity Date	Principal Amount (000)#

SECURITY SOLD SHORT — (0.7)%

U.S. GOVERNMENT AGENCY OBLIGATION
Federal Home Loan Mortgage Corp. (proceeds received $21,188,672)	4.000%	TBA	20,500	(21,266,347)

TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT — 115.0% (cost $3,734,300,684)				3,752,515,489
Liabilities in excess of other assets(x) — (15.0)%.				(489,549,982)

NET ASSETS — 100.0%				$3,262,965,507

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

The following abbreviations are used in the Portfolio descriptions:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of U.S. persons, except pursuant to an exemption from, or in a transaction not subject to the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
BABs	Build America Bonds
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Rate
Bobl	Bundesobligationen
bps	Basis Points
BUBOR	Budapest Interbank Offered Rate
CDO	Collateralized Debt Obligation
CDX	Credit Derivative Index
CLICP	Chilean Indice Camara Promedio
CLO	Collateralized Loan Obligation
CMBS	Commercial Mortgage-Backed Security
COLIBOR	Columbia Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note
GO	General Obligation
IO	Interest Only
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
MBNA	Maryland Bank National Association
MOSPRIME	Moscow Prime Offered Rate
MTN	Medium Term Note
TBA	To Be Announced
TELBOR	Tel Aviv Interbank Offered Rate
WIBOR	Warsaw Interbank Offered Rate
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
ZAR	South African Rand

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $231,137,729; cash collateral of $236,762,113 (included with liabilities) was received with which the Portfolio purchased highly liquid

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2014.
(f)	Indicates a restricted security; the aggregate cost of such securities is $27,236,432. The aggregate value of $27,764,444 is approximately 0.9% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(j)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2014.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at March 31, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)(1)
Long Position:
5,410	5 Year U.S. Treasury Notes	Jun. 2014	$646,959,211	$643,536,406	$(3,422,805)

Short Positions:
313	2 Year U.S. Treasury Notes	Jun. 2014	68,687,024	68,723,062	(36,038)
329	10 Year U.S. Treasury Notes	Jun. 2014	40,673,344	40,631,500	41,844
96	Euro-Bobl	Jun. 2014	16,529,495	16,580,820	(51,325)
86	Euro-Bond.	Jun. 2014	16,922,761	16,987,450	(64,689)
22	U.S. Long Bond	Jun. 2014	2,904,938	2,930,813	(25,875)
306	U.S. Ultra Treasury Bond	Jun. 2014	43,353,370	44,207,437	(854,067)

					(990,150)

					$(4,412,955)

(1) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2014.

Forward foreign currency exchange contracts outstanding at March 31, 2014:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar,
Expiring 04/15/14	Citigroup Global Markets	AUD	2,526	$2,272,400	$2,340,187	$67,787
Expiring 04/15/14	Goldman Sachs & Co.	AUD	3,654	3,269,500	3,385,600	116,100
Expiring 04/15/14	Goldman Sachs & Co.	AUD	3,571	3,254,700	3,308,373	53,673
Expiring 04/15/14	JPMorgan Chase	AUD	3,638	3,246,800	3,370,303	123,503
Expiring 04/15/14	JPMorgan Chase	AUD	2,516	2,286,300	2,330,629	44,329
Expiring 04/15/14	JPMorgan Chase	AUD	1,805	1,625,400	1,672,465	47,065
Expiring 04/17/14	Deutsche Bank AG	AUD	2,529	2,289,600	2,343,018	53,418
Brazilian Real,
Expiring 04/14/14	Citigroup Global Markets	BRL	3,717	1,534,581	1,632,192	97,611
British Pound,
Expiring 04/28/14	Deutsche Bank AG	GBP	1,580	2,600,700	2,633,129	32,429
Expiring 04/28/14	Goldman Sachs & Co.	GBP	1,358	2,272,400	2,263,886	(8,514)
Expiring 04/28/14	JPMorgan Chase	GBP	116	193,450	193,297	(153)
Canadian Dollar,
Expiring 04/25/14	BNP Paribas	CAD	3,594	3,262,600	3,249,573	(13,027)
Expiring 04/25/14	Goldman Sachs & Co.	CAD	3,616	3,261,700	3,268,861	7,161
Expiring 04/25/14	Goldman Sachs & Co.	CAD	2,853	2,597,800	2,578,985	(18,815)
Expiring 04/25/14	Goldman Sachs & Co.	CAD	2,497	2,272,400	2,257,626	(14,774)
Expiring 04/25/14	JPMorgan Chase	CAD	3,634	3,271,800	3,285,298	13,498
Expiring 04/25/14	JPMorgan Chase	CAD	2,532	2,288,700	2,288,922	222
Chinese Yuan,
Expiring 04/15/14	Citigroup Global Markets	CNY	33,632	5,565,423	5,407,117	(158,306)
Expiring 04/15/14	Deutsche Bank AG	CNY	20,132	3,254,700	3,236,635	(18,065)
Expiring 04/15/14	Deutsche Bank AG	CNY	20,041	3,282,296	3,222,039	(60,257)
Expiring 04/15/14	Hong Kong & Shanghai Bank	CNY	19,399	3,210,601	3,118,786	(91,815)

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2014 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Chinese Yuan (cont’d.),
Expiring 04/15/14	JPMorgan Chase	CNY	20,419	$3,379,558	$3,282,857	$(96,701)
Expiring 04/15/14	UBS AG	CNY	19,465	3,221,316	3,129,428	(91,888)
Czech Koruna,
Expiring 04/24/14	Barclays Capital Group	CZK	63,891	3,157,844	3,206,765	48,921
Expiring 04/24/14	Barclays Capital Group	CZK	45,420	2,272,400	2,279,694	7,294
Expiring 04/24/14	Deutsche Bank AG	CZK	51,613	2,597,800	2,590,500	(7,300)
Expiring 04/24/14	Deutsche Bank AG	CZK	44,850	2,280,300	2,251,096	(29,204)
Euro,
Expiring 04/28/14	Barclays Capital Group	EUR	19,758	27,010,658	27,218,031	207,373
Expiring 04/28/14	Citigroup Global Markets	EUR	2,503	3,411,539	3,448,596	37,057
Expiring 04/28/14	Citigroup Global Markets	EUR	475	652,002	654,703	2,701
Expiring 04/28/14	Deutsche Bank AG	EUR	3,090	4,183,211	4,255,998	72,787
Expiring 04/28/14	Goldman Sachs & Co.	EUR	291	397,714	400,598	2,884
Expiring 04/28/14	Goldman Sachs & Co.	EUR	223	307,591	306,563	(1,028)
Hungarian Forint,
Expiring 04/24/14	BNP Paribas	HUF	509,655	2,283,800	2,281,418	(2,382)
Expiring 04/24/14	Deutsche Bank AG	HUF	743,351	3,279,300	3,327,530	48,230
Expiring 04/24/14	Deutsche Bank AG	HUF	728,799	3,260,300	3,262,389	2,089
Mexican Peso,
Expiring 04/25/14	BNP Paribas	MXN	94,163	7,036,888	7,198,653	161,765
Expiring 04/25/14	Deutsche Bank AG	MXN	43,280	3,246,800	3,308,686	61,886
Expiring 04/25/14	JPMorgan Chase	MXN	43,464	3,244,600	3,322,763	78,163
New Zealand Dollar,
Expiring 04/15/14	Bank of America	NZD	1,960	1,625,400	1,699,095	73,695
Expiring 04/15/14	Barclays Capital Group	NZD	3,824	3,159,866	3,314,434	154,568
Expiring 04/15/14	Deutsche Bank AG	NZD	2,728	2,272,400	2,365,020	92,620
Expiring 04/15/14	Goldman Sachs & Co.	NZD	3,961	3,246,800	3,433,638	186,838
Expiring 10/23/14	Goldman Sachs & Co.	NZD	4,230	3,409,900	3,603,495	193,595
Norwegian Krone,
Expiring 04/24/14	Citigroup Global Markets	NOK	19,650	3,267,300	3,278,586	11,286
Expiring 04/24/14	Deutsche Bank AG	NOK	25,315	4,235,100	4,223,923	(11,177)
Expiring 04/24/14	Deutsche Bank AG	NOK	19,626	3,254,700	3,274,662	19,962
Expiring 04/24/14	Deutsche Bank AG	NOK	13,798	2,273,100	2,302,269	29,169
Expiring 04/24/14	Deutsche Bank AG	NOK	13,695	2,283,800	2,285,022	1,222
Expiring 04/24/14	Goldman Sachs & Co.	NOK	13,735	2,288,700	2,291,694	2,994
Expiring 04/24/14	JPMorgan Chase	NOK	19,273	3,118,093	3,215,711	97,618
Expiring 04/24/14	UBS AG	NOK	20,005	3,248,500	3,337,873	89,373
Philippine Peso,
Expiring 09/17/14	UBS AG	PHP	116,437	2,597,300	2,584,522	(12,778)
Expiring 09/17/14	UBS AG	PHP	101,989	2,269,200	2,263,829	(5,371)
Polish Zloty,
Expiring 04/24/14	Citigroup Global Markets	PLN	24,706	7,997,631	8,157,988	160,357
Expiring 04/24/14	Citigroup Global Markets	PLN	10,039	3,246,800	3,314,980	68,180
Expiring 04/24/14	Citigroup Global Markets	PLN	9,874	3,246,300	3,260,328	14,028
Expiring 04/24/14	Deutsche Bank AG	PLN	9,867	3,260,300	3,257,934	(2,366)
Expiring 04/24/14	Deutsche Bank AG	PLN	6,918	2,283,800	2,284,423	623
Russian Ruble,
Expiring 04/17/14	Citigroup Global Markets	RUB	54,538	1,619,456	1,548,582	(70,874)
Expiring 04/17/14	Citigroup Global Markets	RUB	23,593	652,800	669,894	17,094
Singapore Dollar,
Expiring 04/17/14	BNP Paribas	SGD	4,124	3,261,700	3,278,319	16,619
Expiring 04/17/14	BNP Paribas	SGD	2,892	2,287,100	2,299,101	12,001
Expiring 04/17/14	Credit Suisse First Boston Corp.	SGD	4,116	3,246,800	3,271,776	24,976
Expiring 04/17/14	Deutsche Bank AG	SGD	6,197	4,906,300	4,926,205	19,905
Expiring 04/17/14	Goldman Sachs & Co.	SGD	4,120	3,250,900	3,275,119	24,219
Expiring 04/17/14	Goldman Sachs & Co.	SGD	4,117	3,266,500	3,272,684	6,184
Expiring 04/17/14	Goldman Sachs & Co.	SGD	4,105	3,241,700	3,263,506	21,806
Expiring 04/17/14	Goldman Sachs & Co.	SGD	4,087	3,246,300	3,248,858	2,558
Expiring 04/17/14	UBS AG	SGD	4,132	3,257,700	3,284,627	26,927

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2014 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
South African Rand,
Expiring 04/25/14	Deutsche Bank AG	ZAR	34,590	$3,262,600	$3,272,977	$10,377
Expiring 04/25/14	Goldman Sachs & Co.	ZAR	3,602	324,200	340,791	16,591
South Korean Won,
Expiring 04/08/14	UBS AG	KRW	3,490,513	3,248,500	3,277,857	29,357
Expiring 04/08/14	UBS AG	KRW	2,763,787	2,597,300	2,595,406	(1,894)
Expiring 04/08/14	UBS AG	KRW	2,440,411	2,269,200	2,291,732	22,532
Swedish Krona,
Expiring 04/24/14	Barclays Capital Group	SEK	21,078	3,246,800	3,255,476	8,676
Expiring 04/24/14	Citigroup Global Markets	SEK	20,692	3,260,300	3,195,741	(64,559)
Expiring 04/24/14	Credit Suisse First Boston Corp.	SEK	73,952	11,402,889	11,421,642	18,753
Expiring 04/24/14	Deutsche Bank AG	SEK	14,702	2,275,600	2,270,627	(4,973)
Expiring 04/24/14	UBS AG	SEK	21,018	3,271,800	3,246,128	(25,672)
Turkish Lira,
Expiring 04/30/14	Citigroup Global Markets	TRY	5,129	2,272,800	2,374,540	101,740
Expiring 04/30/14	Deutsche Bank AG	TRY	7,215	3,267,300	3,340,637	73,337
Expiring 04/30/14	Deutsche Bank AG	TRY	5,798	2,597,300	2,684,243	86,943
Expiring 04/30/14	Deutsche Bank AG	TRY	3,659	1,625,400	1,694,042	68,642
Expiring 04/30/14	Deutsche Bank AG	TRY	1,508	648,900	698,115	49,215
Expiring 04/30/14	Goldman Sachs & Co.	TRY	4,933	2,283,800	2,283,916	116

				$275,014,407	$277,445,156	$2,430,749

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar,
Expiring 04/15/14	Citigroup Global Markets	AUD	3,674	$3,271,800	$3,403,350	$(131,550)
Expiring 04/15/14	Goldman Sachs & Co.	AUD	4,682	4,227,900	4,337,599	(109,699)
Expiring 04/15/14	JPMorgan Chase	AUD	2,923	2,612,400	2,708,360	(95,960)
Expiring 04/15/14	JPMorgan Chase	AUD	1,790	1,624,900	1,658,228	(33,328)
Brazilian Real,
Expiring 04/14/14	Barclays Capital Group	BRL	1,086	450,993	477,026	(26,033)
British Pound,
Expiring 04/28/14	Citigroup Global Markets	GBP	6,273	10,423,621	10,455,750	(32,129)
Expiring 04/28/14	Goldman Sachs & Co.	GBP	2,547	4,235,100	4,245,905	(10,805)
Expiring 04/28/14	JPMorgan Chase	GBP	1,970	3,260,300	3,284,095	(23,795)
Canadian Dollar,
Expiring 04/25/14	BNP Paribas	CAD	3,616	3,245,000	3,269,172	(24,172)
Expiring 04/25/14	Goldman Sachs & Co.	CAD	3,662	3,252,200	3,310,204	(58,004)
Expiring 04/25/14	JPMorgan Chase	CAD	4,352	3,919,400	3,933,947	(14,547)
Expiring 04/25/14	JPMorgan Chase	CAD	1,822	1,632,700	1,647,586	(14,886)
Chinese Yuan,
Expiring 04/15/14	Citigroup Global Markets	CNY	52,586	8,465,932	8,454,356	11,576
Expiring 06/26/14	UBS AG	CNY	20,334	3,267,000	3,265,059	1,941
Czech Koruna,
Expiring 04/24/14	Deutsche Bank AG	CZK	97,309	4,878,300	4,884,049	(5,749)
Expiring 04/24/14	Deutsche Bank AG	CZK	66,034	3,242,500	3,314,342	(71,842)
Expiring 04/24/14	Deutsche Bank AG	CZK	45,088	2,284,800	2,263,019	21,781
Euro,
Expiring 04/28/14	Citigroup Global Markets	EUR	2,615	3,594,100	3,602,585	(8,485)
Expiring 04/28/14	Citigroup Global Markets	EUR	165	224,824	226,764	(1,940)
Expiring 04/28/14	Deutsche Bank AG	EUR	3,069	4,227,900	4,227,322	578
Expiring 04/28/14	Goldman Sachs & Co.	EUR	3,124	4,216,600	4,303,377	(86,777)
Hungarian Forint,
Expiring 04/24/14	Barclays Capital Group	HUF	118,971	532,261	532,561	(300)
Expiring 04/24/14	Citigroup Global Markets	HUF	369,676	1,629,400	1,654,814	(25,414)
Japanese Yen,
Expiring 04/28/14	Goldman Sachs & Co.	JPY	129,313	1,249,811	1,253,042	(3,231)

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2014 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Mexican Peso,
Expiring 04/25/14	Deutsche Bank AG	MXN	39,562	$2,922,700	$3,024,488	$(101,788)
Expiring 04/25/14	Deutsche Bank AG	MXN	34,622	2,584,600	2,646,802	(62,202)
New Zealand Dollar,
Expiring 04/15/14	JPMorgan Chase	NZD	7,655	6,162,800	6,635,329	(472,529)
Expiring 04/15/14	UBS AG	NZD	4,961	4,227,900	4,300,109	(72,209)
Norwegian Krone,
Expiring 04/24/14	BNP Paribas	NOK	45,408	7,480,100	7,576,436	(96,336)
Expiring 04/24/14	BNP Paribas	NOK	20,017	3,247,500	3,339,883	(92,383)
Expiring 04/24/14	Citigroup Global Markets	NOK	13,698	2,284,800	2,285,580	(780)
Expiring 04/24/14	Deutsche Bank AG	NOK	19,494	3,260,300	3,252,560	7,740
Philippine Peso,
Expiring 06/09/14	UBS AG	PHP	218,426	4,800,575	4,862,380	(61,805)
Polish Zloty,
Expiring 04/24/14	Citigroup Global Markets	PLN	25,711	8,108,900	8,489,687	(380,787)
Expiring 04/24/14	Citigroup Global Markets	PLN	609	200,279	201,157	(878)
Expiring 04/24/14	Deutsche Bank AG	PLN	4,976	1,629,400	1,643,215	(13,815)
Russian Ruble,
Expiring 04/17/14	Toronto Dominion	RUB	61,063	1,804,987	1,733,849	71,138
Singapore Dollar,
Expiring 04/17/14	Barclays Capital Group	SGD	8,225	6,489,900	6,538,415	(48,515)
Expiring 04/17/14	Goldman Sachs & Co.	SGD	6,241	4,918,900	4,961,451	(42,551)
Expiring 04/17/14	Goldman Sachs & Co.	SGD	4,155	3,252,200	3,303,033	(50,833)
South Korean Won,
Expiring 04/08/14	UBS AG	KRW	5,281,979	4,878,300	4,960,180	(81,880)
Swedish Krona,
Expiring 04/24/14	Deutsche Bank AG	SEK	16,848	2,597,800	2,602,191	(4,391)
Expiring 04/24/14	Goldman Sachs & Co.	SEK	72,204	11,028,100	11,151,634	(123,534)
Expiring 04/24/14	UBS AG	SEK	42,126	6,515,400	6,506,144	9,256
Turkish Lira,
Expiring 04/30/14	BNP Paribas	TRY	95,841	40,450,993	44,373,084	(3,922,091)
Expiring 04/30/14	Deutsche Bank AG	TRY	14,577	6,500,300	6,748,836	(248,536)

				$215,316,476	$221,848,955	$(6,532,479)

Cross currency exchange contracts outstanding at March 31, 2014:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)(1)	Counterparty
04/24/14	Buy	EUR	2,820	PLN	11,859	$(31,351)	Deutsche Bank AG
04/24/14	Buy	EUR	2,846	NOK	23,924	(71,373)	Deutsche Bank AG
04/25/14	Buy	EUR	1,172	CAD	1,815	(26,002)	Deutsche Bank AG
04/24/14	Buy	GBP	1,964	SEK	21,178	2,931	Deutsche Bank AG
04/24/14	Buy	NOK	19,908	EUR	2,388	32,101	Citigroup Global Markets
04/24/14	Buy	NOK	9,823	EUR	1,183	9,006	UBS AG
04/24/14	Buy	SEK	21,182	EUR	2,369	7,815	Deutsche Bank AG

						$(76,873)

(1) The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2014.

Interest rate swap agreements outstanding at March 31, 2014:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
9,504	05/17/18	0.989%	3 month LIBOR(2)	$ 159,354	$—	$159,354	Credit Suisse First Boston Corp.
2,140	10/02/19	1.291%	3 month LIBOR(1)	(64,971)	—	(64,971)	Barclays Capital Group

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2014 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
	18,565	11/15/19	1.334%	3 month LIBOR(2)	$591,080	$—	$591,080	Citigroup Global Markets
	4,250	12/13/27	2.200%	3 month LIBOR(1)	(459,090)	—	(459,090)	Barclays Capital Group
AUD	2,090	12/19/32	4.423%	6 month	(88,363)	—	(88,363)	Barclays Capital Group
				Australian Bank
				Bill(1)
AUD	590	12/20/32	4.420%	6 month	(25,672)	—	(25,672)	Citigroup Global Markets
				Australian Bank
				Bill(1)
BRL	12,519	01/01/17	0.000%	1 day Brazil	(420,088)	—	(420,088)	Barclays Capital Group
				Interbank Rate(1)
BRL	9,386	01/01/17	0.000%	1 day Brazil	(460,788)	—	(460,788)	Citigroup Global Markets
				Interbank Rate(1)
BRL	57,501	01/02/17	0.000%	1 day Brazil	(1,015,832)	—	(1,015,832)	Hong Kong & Shanghai Bank
				Interbank Rate(1)
BRL	13,485	01/01/21	0.000%	1 day Brazil	(15,097)	—	(15,097)	Deutsche Bank
				Interbank Rate(1)
CLP	580,000	02/27/24	5.240%	6 month CLICP(1)	6,943	—	6,943	Barclays Bank International
COP	3,175,000	11/19/18	5.380%	1 day	30,469	—	30,469	Deutsche Bank
				COLIBOR(1)
COP	3,175,000	11/20/18	5.290%	1 day	24,108	—	24,108	Deutsche Bank
				COLIBOR(1)
EUR	3,330	12/13/27	2.065%	6 month	24,494	—	24,494	Barclays Capital Group
				EURIBOR(2)
ILS	66,900	11/20/18	2.163%	3 month	309,692	—	309,692	Barclays Capital Group
				TELBOR(1)
MXN	119,600	06/20/18	6.020%	28 day Mexican	304,193	—	304,193	Credit Suisse First Boston Corp.
				Interbank Rate(1)
MXN	120,800	11/09/18	5.410%	28 day Mexican	28,998	—	28,998	Deutsche Bank
				Interbank Rate(1)
MXN	155,800	04/28/23	5.100%	28 day Mexican	(1,242,250)	—	(1,242,250)	Barclays Capital Group
				Interbank Rate(1)
MXN	60,000	10/20/23	6.540%	28 day Mexican	(6,893)	—	(6,893)	Deutsche Bank
				Interbank Rate(1)
NZD	3,300	03/26/17	3.810%	3 month BBR(1)	(39,819)	—	(39,819)	Hong Kong & Shanghai Bank
NZD	3,470	08/12/18	4.143%	3 month BBR(1)	(41,955)	—	(41,955)	Citigroup Global Markets
NZD	2,600	08/13/18	4.160%	3 month BBR(1)	(29,887)	—	(29,887)	Citigroup Global Markets
NZD	2,600	08/13/18	4.218%	3 month BBR(1)	(24,604)	—	(24,604)	Barclays Capital Group
NZD	1,970	09/25/22	3.790%	3 month BBR(1)	(136,269)	—	(136,269)	Citigroup Global Markets
NZD	3,525	08/12/23	4.648%	3 month BBR(1)	(71,630)	—	(71,630)	Citigroup Global Markets
NZD	2,565	08/13/23	4.668%	3 month BBR(1)	(48,826)	—	(48,826)	Citigroup Global Markets
NZD	2,565	08/13/23	4.730%	3 month BBR(1)	(38,250)	—	(38,250)	Barclays Capital Group
PLN	49,900	06/28/18	3.736%	6 month	511,341	—	511,341	Citigroup Global Markets
				WIBOR(1)
RUB	147,500	05/17/23	7.250%	3 month	(100,093)	—	(100,093)	Credit Suisse First Boston Corp.
				MOSPRIME(1)
RUB	147,500	05/20/23	7.250%	3 month	(100,644)	—	(100,644)	Credit Suisse First Boston Corp.
				MOSPRIME(1)
ZAR	100,000	06/25/18	7.420%	3 month JIBAR(1)	(70,543)	—	(70,543)	Barclays Capital Group
ZAR	20,000	09/03/33	8.970%	3 month JIBAR(1)	58,891	—	58,891	Hong Kong & Shanghai Bank

					$(2,452,001)	$—	$(2,452,001)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
10	02/18/16	0.450%	3 month LIBOR(1)	$150	$(10)	$(160)
134,395	08/31/18	1.625%	3 month LIBOR(2)	(137,894)	336,236	474,130

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2014 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements (cont’d.)
	110,550	02/15/21	2.375%	3 month LIBOR(2)	$511,664	$288,104	$(223,560)
	14,995	01/13/22	2.457%	3 month LIBOR(2)	240	65,701	65,461
	250	05/09/23	1.955%	3 month LIBOR(1)	2	(16,106)	(16,108)
	48,300	08/07/23	4.248%	3 month LIBOR(1)	—	647,502	647,502
	21,040	08/08/23	4.283%	3 month LIBOR(1)	245	313,096	312,851
	21,040	08/09/23	4.231%	3 month LIBOR(1)	245	266,143	265,898
AUD	4,200	03/07/29	4.743%	6 month BBSW(1)	171	(602)	(773)
EUR	74,200	09/11/15	0.565%	6 month	455	(199,416)	(199,871)
				EURIBOR(2)
GBP	5,490	03/06/34	3.962%	6 month LIBOR(2)	317	(59,836)	(60,153)
HUF	2,280,000	11/18/18	4.340%	6 month BUBOR(1)	47	136,127	136,080
HUF	202,000	09/02/23	6.085%	6 month BUBOR(1)	8	83,533	83,525
HUF	1,000,000	09/03/23	5.940%	6 month BUBOR(1)	36	364,175	364,139
MXN	75,000	12/02/15	5.080%	28 day Mexican	38	88,753	88,715
				Interbank Rate(1)
MXN	64,200	05/25/22	6.370%	28 day Mexican	46	6,614	6,568
				Interbank Rate(1)
NZD	51,910	09/01/15	3.858%	3 month BBR(1)	157	(76,267)	(76,424)
PLN	45,000	09/03/18	3.985%	6 month WIBOR(1)	109	281,985	281,876
ZAR	77,200	02/24/16	7.200%	3 month JIBAR(1)	14	45,892	45,878
ZAR	154,400	03/04/16	7.200%	3 month JIBAR(1)	35	89,044	89,009
ZAR	63,200	11/14/23	8.190%	3 month JIBAR(1)	64	(71,703)	(71,767)

					$376,149	$2,588,965	$2,212,816

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

(3)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2014.

# Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at March 31, 2014:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation(5)	Counterparty
Over-the-counter credit default swaps on credit indices – Buy Protection(1):
CDX.NA.IG.20	06/20/18	1.000%	200,000	$(3,916,807)	$(2,607,828)	$(1,308,979)	Bank of America
CDX.NA.IG.20	06/20/18	1.000%	200,000	(3,916,807)	(2,385,606)	(1,531,201)	Barclays Capital Group

				$(7,833,614)	$(4,993,434)	$(2,840,180)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation(5)	Counterparty
Over-the-counter credit default swaps on credit indices – Sell Protection(2):
CDX.NA.HY.17	12/20/16	5.000%	42,720	$3,274,133	$1,845,267	$1,428,866	Deutsche Bank
CDX.NA.HY.17	12/20/16	5.000%	30,000	2,299,251	1,370,833	928,418	Deutsche Bank
CDX.NA.HY.17	12/20/16	5.000%	26,880	2,060,129	1,177,867	882,262	Deutsche Bank
CDX.NA.HY.17	12/20/16	5.000%	15,600	1,195,610	654,333	541,277	Credit Suisse First Boston Corp.

				$8,829,123	$5,048,300	$3,780,823

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Credit default swap agreements outstanding at March 31, 2014 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2014	Unrealized Depreciation(5)
Exchange-traded credit default swaps on credit indices – Buy Protection(1):
CDX.NA.IG.20	06/20/18	1.000%	110,000	$(830,973)	$(2,161,342)	$(1,330,369)
CDX.NA.IG.22	06/20/19	1.000%	340,000	(5,198,082)	(5,211,426)	(13,344)

				$(6,029,055)	$(7,372,768)	$(1,343,713)

The Portfolio entered into credit default swaps as the protection seller on credit indices to take an active short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of March 31, 2014.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Currency swap agreements outstanding at March 31, 2014:

	Notional Amount (000)#	Fund Receives		Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
Over-the-counter swap agreements:

					3 Month
					EURIBOR	Barclays Capital
	4,465	3 month LIBOR	EUR	3,450	minus 28.25 bps	Group	10/17/14	$(278,619)	$ —	$(278,619)
					3 Month
					EURIBOR	Barclays Capital
	1,234	3 month LIBOR	EUR	950	minus 30.50 bps	Group	12/04/14	(72,363)	—	(72,363)
					3 Month
					EURIBOR	Barclays Capital
	35,059	3 month LIBOR	EUR	26,430	minus 26.25 bps	Group	01/25/15	(1,262,374)	—	(1,262,374)
					3 Month
					EURIBOR	Barclays Capital
	2,543	3 month LIBOR	EUR	1,950	minus 31.70 bps	Group	12/14/15	(130,448)	—	(130,448)
					3 Month
					EURIBOR	Barclays Capital
	14,515	3 month LIBOR	EUR	11,000	minus 28.25 bps	Group	01/04/16	(567,069)	—	(567,069)
					3 Month JPY
					LIBOR minus	Barclays Capital
	2,108	3 month LIBOR	JPY	210,000	38.43 bps	Group	10/12/16	90,526	—	90,526
						Barclays Capital
TRY	8,760	7.700%		4,551	3 month LIBOR	Group	07/22/18	(617,338)	—	(617,338)

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Currency swap agreements outstanding at March 31, 2014 (continued):

	Notional Amount (000)#	Fund Receives		Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
Over-the-counter swap agreements (cont’d.)

						Barclays Capital
TRY	9,250	7.710%		4,810	3 month LIBOR	Group	07/23/18	$(656,307)	$—	$(656,307)
					3 Month
					EURIBOR	Citigroup Global
	29,284	3 month LIBOR	EUR	22,010	minus 26 bps	Markets	01/25/15	(965,304)	—	(965,304)
					3 Month JPY
					LIBOR minus	Citigroup Global
	1,748	3 month LIBOR	JPY	170,355	32.75 bps	Markets	05/02/15	101,038	—	101,038
						Citigroup Global
	1,284	3 month LIBOR	JPY	100,000	4.500%	Markets	06/08/15	279,537	—	279,537
						Citigroup Global
	256	3 month LIBOR	JPY	20,000	4.500%	Markets	06/08/15	60,032	(10,063)	70,095
					3 Month
					EURIBOR	Citigroup Global
	1,562	3 month LIBOR	EUR	1,210	minus 30 bps	Markets	09/26/15	(96,270)	—	(96,270)
					3 Month
					EURIBOR	Citigroup Global
	2,527	3 month LIBOR	EUR	1,920	minus 30 bps	Markets	12/18/15	(106,331)	—	(106,331)
						Citigroup Global
	706	3 month LIBOR	JPY	55,000	3.450%	Markets	03/24/17	208,811	4,501	204,310
						Citigroup Global
	2,658	3 month LIBOR	EUR	2,180	4.250%	Markets	07/14/17	(602,970)	(227,068)	(375,902)
						Citigroup Global
	269	3 month LIBOR	EUR	220	4.250%	Markets	07/14/17	(61,151)	(25,141)	(36,010)
					3 Month
					EURIBOR	Credit Suisse First
	1,928	3 month LIBOR	EUR	1,500	minus 29.50 bps	Boston Corp.	10/02/14	(134,187)	—	(134,187)
					3 Month
					EURIBOR	Credit Suisse First
	9,884	3 month LIBOR	EUR	7,500	minus 30.50 bps	Boston Corp.	12/20/15	(400,934)	—	(400,934)
					3 Month
					EURIBOR	Hong Kong &
	5,742	3 month LIBOR	EUR	4,405	minus 28.75 bps	Shanghai Bank	10/18/14	(313,248)	—	(313,248)
					3 Month
					EURIBOR	Hong Kong &
	7,678	3 month LIBOR	EUR	5,760	minus 25.75 bps	Shanghai Bank	01/17/15	(238,148)	—	(238,148)
					3 Month
					EURIBOR	Hong Kong &
	14,199	3 month LIBOR	EUR	10,700	minus 26 bps	Shanghai Bank	01/25/15	(506,790)	—	(506,790)
					3 Month
					EURIBOR	Hong Kong &
	1,333	3 month LIBOR	EUR	1,000	minus 25.75 bps	Shanghai Bank	01/25/15	(40,804)	—	(40,804)
						Hong Kong &
TRY	74,330	8.690%		35,770	3 month LIBOR	Shanghai Bank	09/09/15	(312,893)	—	(312,893)
					3 Month
					EURIBOR	Hong Kong &
	2,072	3 month LIBOR	EUR	1,600	minus 30.25 bps	Shanghai Bank	09/27/15	(122,573)	—	(122,573)
					3 Month
					EURIBOR	Hong Kong &
	3,268	3 month LIBOR	EUR	2,500	minus 30.80 bps	Shanghai Bank	12/17/15	(145,357)	—	(145,357)
					3 Month
					EURIBOR	Hong Kong &
	5,398	3 month LIBOR	EUR	4,100	minus 30.25 bps	Shanghai Bank	12/19/15	(224,728)	—	(224,728)

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Currency swap agreements outstanding at March 31, 2014 (continued):

Notional Amount (000)#	Fund Receives		Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
Over-the-counter swap agreements (cont’d.)

				3 Month
				EURIBOR	Hong Kong &
2,443	3 month LIBOR	EUR	1,900	minus 31.75 bps	Shanghai Bank	09/28/17	$(150,665)	$—	$(150,665)
				3 Month
				EURIBOR
2,574	3 month LIBOR	EUR	2,000	minus 28.25 bps	JPMorgan Chase	10/11/14	(174,798)	—	(174,798)
				3 Month
				EURIBOR
8,528	3 month LIBOR	EUR	6,500	minus 28.38 bps	JPMorgan Chase	10/19/14	(410,548)	—	(410,548)

							$(7,852,273)	$(257,771)	$(7,594,502)

(1) The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2014.

# Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Debt Obligations	$—	$5,115,830	$—
Collateralized Loan Obligations	—	195,541,356	48,887,029
Non-Residential Mortgage-Backed Securities	—	25,497,287	—
Residential Mortgage-Backed Securities	—	152,793,433	—
Bank Loans	—	65,803,673	3,342,614
Commercial Mortgage-Backed Securities	—	451,561,071	—
Corporate Bonds	—	1,008,250,227	9,399,357
Municipal Bonds	—	60,925,391	—
Non-Corporate Foreign Agencies	—	94,464,204	—
Sovereigns	—	234,142,397	—
U.S. Government Agency Obligations	—	532,596,585	—
U.S. Treasury Obligations	—	363,813,464	—
Affiliated Money Market Mutual Fund	520,311,821	—	—
Options Purchased	—	1,336,097	—
U.S. Government Agency Obligation Sold Short	—	(21,266,347)	—
Other Financial Instruments*
Futures Contracts	(4,412,955)	—	—
Foreign Forward Currency Contracts	—	(4,178,603)	—
Interest Rate Swaps	—	(239,185)	—
Credit Default Swaps	—	(403,070)	—
Currency Swap Agreements	—	(7,594,502)	—

Total	$515,898,866	$3,158,159,308	$61,629,000

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Collateralized Loan Obligations	Bank Loans	Corporate Bonds
Balance as of 12/31/13	$14,740,800	$4,628,698	$9,251,968
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)**	(5,110)	38,978	147,389
Purchases	48,892,139	—	—
Sales	—	—	—
Accrued discount/premium	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	(14,740,800)	(1,325,062)	—

Balance as of 03/31/14	$48,887,029	$3,342,614	$9,399,357

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

**Of	which, $181,257 was included in Net Assets relating to securities held at the reporting period end.

It is the Portfolio’s policy to recognized transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there was one Bank Loan and one Collateralized Loan Obligation security transferred out of Level 3 as a result of being valued by an independent pricing vendor source.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board of Trustees, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer and the cost of the investment.

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 92.4%
COMMON STOCKS — 72.1%
Aerospace & Defense — 1.5%
Alliant Techsystems, Inc.	21,100	$2,999,365
BE Aerospace, Inc.*	82,400	7,151,496
Boeing Co. (The)	3,700	464,313
Curtiss-Wright Corp.	1,400	88,956
Ducommun, Inc.*	11,700	293,202
Exelis, Inc.	46,000	874,460
HEICO Corp.	9,900	595,584
Hexcel Corp.*	2,500	108,850
Honeywell International, Inc.	85,200	7,903,152
Huntington Ingalls Industries, Inc.	60,341	6,170,471
Korea Aerospace Industries Ltd. (South Korea)	4,240	135,481
L-3 Communications Holdings, Inc.	96,500	11,401,475
Northrop Grumman Corp.	171,100	21,110,318
Raytheon Co.	207,000	20,449,530
Safran SA (France)	15,645	1,083,885
Spirit Aerosystems Holdings, Inc. (Class A Stock)*	30,600	862,614
Teledyne Technologies, Inc.*	29,900	2,910,167
Thales SA (France)	70,195	4,654,656
United Technologies Corp.	97,700	11,415,268

		100,673,243

Air Freight & Logistics — 0.4%
Deutsche Post AG (Germany)	53,184	1,977,257
TNT Express NV (Netherlands)	20,553	201,647
United Parcel Service, Inc. (Class B Stock)	227,300	22,134,474

		24,313,378

Airlines — 0.4%
Air New Zealand Ltd. (New Zealand)	755,500	1,342,271
Alaska Air Group, Inc.	96,300	8,985,753
Copa Holdings SA (Panama) (Class A Stock)	16,700	2,424,673
Deutsche Lufthansa AG (Germany)*	13,505	354,096
easyJet PLC (United Kingdom)	205,210	5,872,871
International Consolidated Airlines Group SA (United Kingdom)*	59,340	414,079
JetBlue Airways Corp.*(a)	33,400	290,246
Republic Airways Holdings, Inc.*	72,500	662,650
Singapore Airlines Ltd. (Singapore)	32,000	266,613
Southwest Airlines Co.	84,000	1,983,240
Spirit Airlines, Inc.*	51,400	3,053,160
Turk Hava Yollari (Turkey)	7,334	22,585

		25,672,237

Auto Components — 0.4%
Autoneum Holding AG (Switzerland)*	3,764	866,326
BorgWarner, Inc.	16,000	983,520
Bridgestone Corp. (Japan)	38,700	1,371,554
Dana Holding Corp.	62,200	1,447,394
Denso Corp. (Japan)	53,000	2,541,685
Drew Industries, Inc.	17,200	932,240
Exedy Corp. (Japan)	3,200	89,519
Gentex Corp.	87,400	2,755,722
Hyundai Mobis (South Korea)	1,324	392,829
NGK Spark Plug Co. Ltd. (Japan)	10,000	224,720
Plastic Omnium SA (France)	3,117	115,575
Shiloh Industries, Inc.*	14,400	255,456
Standard Motor Products, Inc.	2,545	91,035

	Shares	Value
COMMON STOCKS (Continued)
Auto Components (cont’d.)
Stanley Electric Co. Ltd. (Japan)	8,300	$184,196
Takata Corp. (Japan)	80,300	2,013,503
Tenneco, Inc.*	42,500	2,467,975
Tokai Rika Co. Ltd. (Japan)	32,400	544,444
Tower International, Inc.*	19,300	525,346
Toyota Industries Corp. (Japan)	9,500	456,581
TS Tech Co. Ltd. (Japan)	2,500	75,690
Valeo SA (France)	45,932	6,468,799

		24,804,109

Automobiles — 0.9%
Daimler AG (Germany)	108,365	10,251,264
Ford Motor Co.	985,900	15,380,040
Fuji Heavy Industries Ltd. (Japan)	193,800	5,248,079
Guangzhou Automobile Group Co. Ltd. (China) (Class H Stock)	30,000	31,627
Hyundai Motor Co. (South Korea)	3,340	789,747
Kia Motors Corp. (South Korea)	3,633	203,019
Peugeot SA (France)*(a)	263,138	4,956,893
Suzuki Motor Corp. (Japan)	139,400	3,634,522
Tata Motors Ltd. (India), ADR(a)	13,000	460,330
Thor Industries, Inc.	112,800	6,887,568
Toyota Motor Corp. (Japan)	160,800	9,068,130
Volkswagen AG (Germany)	1,736	440,431
Winnebago Industries, Inc.*	25,600	701,184
Yulon Motor Co. Ltd. (Taiwan)	11,000	18,206

		58,071,040

Banks — 5.3%
1st Source Corp.	9,000	288,810
Access National Corp.	8,100	131,301
Agricultural Bank of China Ltd. (China) (Class H Stock)	911,000	398,243
American National Bankshares, Inc.	2,500	58,800
Associated Banc-Corp(a)	123,800	2,235,828
Australia & New Zealand Banking Group Ltd. (Australia)	313,342	9,639,354
BancFirst Corp.	2,300	130,249
Banco de Chile (Chile)	1,930,757	243,644
Banco de Credito e Inversiones (Chile)	2,937	171,327
Banco do Brasil SA (Brazil)	32,700	327,000
Banco Latinoamericano de Comercio Exterior SA (Supranational Bank) (Class E Stock)	13,500	356,535
Banco Santander SA (Spain)	178,689	1,705,803
Bancolombia SA (Colombia)	2,776	37,446
Bank Handlowy w Warszawie SA (Poland)	5,018	188,887
Bank Hapoalim BM (Israel)	552,104	3,151,969
Bank Mandiri Persero Tbk PT (Indonesia)	370,400	311,969
Bank Negara Indonesia Persero Tbk PT (Indonesia)	923,000	406,692
Bank of America Corp.	1,975,400	33,976,880
Bank of China Ltd. (China) (Class H Stock)	1,626,000	722,388
Bank of Communications Co. Ltd. (China) (Class H Stock)	525,000	343,970
Bank of East Asia Ltd. (Hong Kong)	553,400	2,166,971
Bank of Georgia Holdings PLC (Georgia)	2,266	94,264
Bank of Kentucky Financial Corp.	2,500	93,850
Bank of Yokohama Ltd. (The) (Japan)	69,000	344,182
Bank Pekao SA (Poland)	5,339	347,545

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	136,600	$116,135
Bank Zachodni WBK SA (Poland)	398	54,374
BBCN Bancorp, Inc.	25,300	433,642
BDO Unibank, Inc. (Philippines)	53,880	102,337
BNP Paribas SA (France)	2,195	169,234
BOC Hong Kong Holdings Ltd. (China)	211,000	602,494
Camden National Corp.	1,300	53,560
Capital Bank Financial Corp. (Class A Stock)*	30,500	765,855
Cathay General Bancorp(a)	103,248	2,600,817
Chemical Financial Corp.	6,017	195,252
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	115,000	66,427
China Construction Bank Corp. (China) (Class H Stock)	1,007,000	706,855
China Development Financial Holding Corp. (Taiwan)	186,000	53,312
China Merchants Bank Co. Ltd. (China) (Class H Stock)	209,000	380,188
China Minsheng Banking Corp. Ltd. (China) (Class H Stock)	72,500	72,877
Citigroup, Inc.	718,200	34,186,320
Citizens & Northern Corp.	9,400	185,274
Commerce Bancshares, Inc.	19,695	914,242
Commonwealth Bank of Australia (Australia)	158,901	11,439,237
Community Trust Bancorp, Inc.	4,100	170,068
CTBC Financial Holding Co. Ltd. (Taiwan)	586,260	367,275
Customers Bancorp, Inc.*	42,500	886,975
DnB ASA (Norway)	311,043	5,404,798
E. Sun Financial Holding Co. Ltd. (Taiwan)	61,600	37,171
Eagle Bancorp, Inc.*	11,770	424,897
East West Bancorp, Inc.	144,245	5,264,943
Enterprise Financial Services Corp.	16,700	335,169
Fidelity Southern Corp.	4,656	65,044
Fifth Third Bancorp	74,800	1,716,660
Financial Institutions, Inc.	11,800	271,636
First BanCorp*	19,800	107,712
First Bancorp	7,800	148,200
First Community Bancshares, Inc.	11,400	186,504
First Financial Corp.	1,500	50,520
First Interstate Bancsystem, Inc.	60,100	1,696,022
First Merchants Corp.	16,800	363,552
First Midwest Bancorp, Inc.	55,952	955,660
First NBC Bank Holding Co.*	28,700	1,000,482
First Niagara Financial Group, Inc.	718,100	6,786,045
FirstMerit Corp.	163,900	3,414,037
Fukuoka Financial Group, Inc. (Japan)	100,000	410,761
Fulton Financial Corp.	81,800	1,029,044
Great Southern Bancorp, Inc.	11,800	354,354
Grupo Financiero Inbursa SAB de CV (Mexico) (Class O Stock)	32,800	84,742
Hang Seng Bank Ltd. (Hong Kong)	228,300	3,642,050
Hanmi Financial Corp.	6,217	144,856
Heartland Financial USA, Inc.	3,600	97,164
HomeTrust Bancshares, Inc.*	10,100	159,378
Horizon Bancorp	3,100	69,068
HSBC Holdings PLC (United Kingdom)	1,463,776	14,821,248
Hua Nan Financial Holdings Co. Ltd. (Taiwan)	76,000	43,106
ICICI Bank Ltd. (India), ADR(a)	1,400	61,320

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	1,426,000	$879,101
Industrial Bank of Korea (South Korea)	2,260	28,742
International Bancshares Corp.	39,715	996,053
Iyo Bank Ltd. (The) (Japan)	14,000	133,638
JPMorgan Chase & Co.	568,200	34,495,422
KeyCorp	1,010,700	14,392,368
Komercni Banka A/S (Czech Republic)	205	48,986
Lakeland Financial Corp	3,600	144,792
MainSource Financial Group, Inc.	14,100	241,110
mBank (Poland)	1,683	300,252
Mega Financial Holding Co. Ltd. (Taiwan)	128,526	99,744
Merchants Bancshares, Inc.	3,100	101,091
Metro Bancorp, Inc.*	2,500	52,850
MidWestOne Financial Group, Inc.	6,100	153,964
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,536,500	8,461,176
Mizuho Financial Group, Inc. (Japan)	3,340,000	6,619,389
National Penn Bancshares, Inc.	17,300	180,785
Natixis (France)	54,004	396,618
NBT Bancorp, Inc.	10,408	254,580
Nedbank Group Ltd. (South Africa)	2,887	61,366
OFG Bancorp	59,614	1,024,765
Old National Bancorp	12,900	192,339
Oversea-Chinese Banking Corp. Ltd. (Singapore)	111,000	839,184
Pacific Continental Corp.	8,510	117,098
Pacific Mercantile Bancorp*	3,098	19,238
Peoples Bancorp, Inc.	3,200	79,136
PNC Financial Services Group, Inc. (The)	207,600	18,061,200
Powszechna Kasa Oszczednosci Bank Polski SA (Poland)	12,374	174,014
Preferred Bank*	5,500	142,780
PrivateBancorp, Inc.	48,833	1,489,895
Regions Financial Corp.	344,500	3,827,395
Resona Holdings, Inc. (Japan)	722,500	3,491,505
S.Y. Bancorp, Inc.	5,400	170,856
Sandy Spring Bancorp, Inc.	10,300	257,294
Sberbank of Russia (Russia), ADR	38,284	372,120
SinoPac Financial Holdings Co. Ltd. (Taiwan)	652,103	314,544
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	456,925	6,276,911
Societe Generale SA (France)	38,168	2,349,466
Southwest Bancorp, Inc.	5,100	90,066
SpareBank 1 SMN (Norway)	48,396	434,852
State Bank of India (India), GDR, RegS	861	54,760
Sumitomo Mitsui Financial Group, Inc. (Japan)	165,400	7,089,694
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	191,000	864,189
Susquehanna Bancshares, Inc.	122,800	1,398,692
SVB Financial Group*	13,500	1,738,530
Swedbank AB (Sweden) (Class A Stock)	213,934	5,743,213
Synovus Financial Corp.	342,400	1,160,736
Taishin Financial Holding Co. Ltd. (Taiwan)	83,000	37,668
TCF Financial Corp.	10,200	169,932
Tompkins Financial Corp.	800	39,168
Trico Bancshares	2,300	59,639
United Community Banks, Inc.*	56,800	1,102,488
United Overseas Bank Ltd. (Singapore)	36,000	620,980

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Univest Corp. of Pennsylvania	19,400	$398,088
Valiant Holding AG (Switzerland)	917	92,305
Washington Trust Bancorp, Inc.	2,900	108,663
Webster Financial Corp.(a)	71,798	2,230,046
Wells Fargo & Co.	876,700	43,607,058
WesBanco, Inc.	35,903	1,142,792
Western Alliance Bancorp*	25,700	632,220
Westpac Banking Corp. (Australia)	270,697	8,703,651
Wilshire Bancorp, Inc.	33,050	366,855
Wintrust Financial Corp.	11,500	559,590
Yamaguchi Financial Group, Inc. (Japan)	12,000	108,193

		347,338,635

Beverages — 1.0%
AMBEV SA (Brazil)	66,800	496,952
Anheuser-Busch InBev NV (Belgium)	74,906	7,888,791
Asahi Group Holdings Ltd. (Japan)	3,900	109,340
Britvic PLC (United Kingdom)	14,177	175,482
Carlsberg A/S (Denmark) (Class B Stock)	6,323	628,556
Coca-Cola Bottling Co. Consolidated	4,300	365,414
Coca-Cola Co. (The)	384,400	14,860,904
Coca-Cola Enterprises, Inc.	103,700	4,952,712
Diageo PLC (United Kingdom)	14,185	440,571
Fomento Economico Mexicano SAB de CV (Mexico)	27,600	257,407
Heineken Holding NV (Netherlands)	5,918	382,129
Kirin Holdings Co. Ltd. (Japan)	50,000	691,970
Monster Beverage Corp.*	25,800	1,791,810
PepsiCo, Inc.	422,918	35,313,653

		68,355,691

Biotechnology — 1.6%
Acorda Therapeutics, Inc.*	60,800	2,304,928
Actelion Ltd. (Switzerland)*	5,946	563,493
Alexion Pharmaceuticals, Inc.*	54,600	8,306,298
Alnylam Pharmaceuticals, Inc.*	15,720	1,055,441
Amgen, Inc.	154,100	19,006,694
Biogen Idec, Inc.*	89,000	27,222,430
Celgene Corp.*	106,100	14,811,560
Clovis Oncology, Inc.*	4,100	284,007
Emergent Biosolutions, Inc.*	78,115	1,973,966
Genomic Health, Inc.*	15,706	413,696
Gilead Sciences, Inc.*	205,000	14,526,300
ImmunoGen, Inc.*(a)	122,300	1,825,939
Immunomedics, Inc.*(a)	83,100	349,851
Isis Pharmaceuticals, Inc.*(a)	23,900	1,032,719
Ligand Pharmaceuticals, Inc. (Class B Stock)*(a)	37,600	2,528,976
Pharmacyclics, Inc.*(a)	6,700	671,474
Progenics Pharmaceuticals, Inc.*	6,300	25,767
Regulus Therapeutics, Inc.*(a)	49,000	441,980
Repligen Corp.*	14,900	191,614
Rigel Pharmaceuticals, Inc.*	19,300	74,884
Targacept, Inc.*	14,508	68,913
United Therapeutics Corp.*(a)	71,500	6,723,145

		104,404,075

Building Products — 0.7%
A.O. Smith Corp.	271,666	12,502,070
AAON, Inc.	30,300	844,461
Central Glass Co. Ltd. (Japan)	79,000	256,656

	Shares	Value
COMMON STOCKS (Continued)
Building Products (cont’d.)
Daikin Industries Ltd. (Japan)	13,600	$762,680
Geberit AG (Switzerland)	15,601	5,112,107
Gibraltar Industries, Inc.*	12,800	241,536
Insteel Industries, Inc.	5,800	114,086
KCC Corp. (South Korea)	136	69,815
Lennox International, Inc.	86,495	7,863,260
LIXIL Group Corp. (Japan)	15,300	422,198
Masco Corp.	655,600	14,560,876
Nibe Industrier AB (Sweden) (Class B Stock)	4,859	124,998
Nichiha Corp. (Japan)	15,200	174,966
Sanwa Holdings Corp. (Japan)	13,000	84,270
TOTO Ltd. (Japan)	317,000	4,394,197
Universal Forest Products, Inc.	25,300	1,400,102

		48,928,278

Capital Markets — 1.9%
Affiliated Managers Group, Inc.*	24,400	4,881,220
Azimut Holding SpA (Italy)	174,329	6,227,640
Banca Generali SpA (Italy)	3,344	110,420
BGC Partners, Inc. (Class A Stock)	83,200	544,128
BlackRock, Inc.	45,400	14,277,392
Capital Southwest Corp.	1,600	55,552
CETIP SA - Mercados Organizados (Brazil)	2,400	28,940
China Cinda Asset Management Co. Ltd. (China) (Class H Stock)*	58,000	33,019
Close Brothers Group PLC (United Kingdom)	96,299	2,270,079
Daiwa Securities Group, Inc. (Japan)	239,000	2,076,492
Deutsche Beteiligungs AG (Germany)	3,723	103,693
Fifth Street Finance Corp.	144,653	1,368,417
Franklin Resources, Inc.	303,900	16,465,302
GAMCO Investors, Inc. (Class A Stock)	6,000	465,900
Goldman Sachs Group, Inc. (The)	150,800	24,708,580
Henderson Group PLC (United Kingdom)	528,451	2,324,190
HFF, Inc. (Class A Stock)	19,895	668,671
Intermediate Capital Group PLC (United Kingdom)	23,834	164,580
JMP Group, Inc.	6,900	49,059
Jupiter Fund Management PLC (United Kingdom)	130,250	871,475
Lazard Ltd. (Class A Stock)	7,300	343,757
Manning & Napier, Inc.	5,100	85,527
MCG Capital Corp.	81,100	307,369
Monex Group, Inc. (Japan)	21,900	85,121
Morgan Stanley	23,800	741,846
New Mountain Finance Corp.	9,800	142,590
Oppenheimer Holdings, Inc. (Class A Stock)	5,800	162,690
PennantPark Investment Corp.	29,300	323,765
Piper Jaffray Cos.*	7,500	343,500
Platinum Asset Management Ltd. (Australia)	13,279	92,127
Raymond James Financial, Inc.	181,800	10,168,074
SEI Investments Co.	100,531	3,378,847
State Street Corp.	90,075	6,264,716
T. Rowe Price Group, Inc.	90,700	7,469,145
Tetragon Financial Group Ltd. (Guernsey)	38,739	400,174
Tokai Tokyo Financial Holdings, Inc. (Japan)	43,100	361,465
UBS AG (Switzerland)*	6,092	126,064
Virtus Investment Partners, Inc.*(a)	1,800	311,706
Waddell & Reed Financial, Inc. (Class A Stock)	192,736	14,189,224

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Capital Markets (cont’d.)
Westwood Holdings Group, Inc.	3,500	$219,415
Yuanta Financial Holding Co. Ltd. (Taiwan)	115,000	58,122

		123,269,993

Chemicals — 1.6%
Arabian American Development Co.*	4,625	50,181
Asahi Kasei Corp. (Japan)	175,000	1,186,605
Ashland, Inc.	15,200	1,512,096
BASF SE (Germany)	89,041	9,907,894
Borregaard ASA (Norway)	40,740	272,641
China BlueChemical Ltd. (China) (Class H Stock)	482,000	248,632
Cytec Industries, Inc.	21,200	2,069,332
Daicel Corp. (Japan)	186,000	1,524,962
Denki Kagaku Kogyo KK (Japan)	25,000	85,642
DIC Corp. (Japan)	42,000	110,227
EMS-Chemie Holding AG (Switzerland)	4,194	1,584,969
Formosa Chemicals & Fibre Corp. (Taiwan)	23,000	55,702
Frutarom Industries Ltd. (Israel)	32,519	781,479
Fuller (H.B.) Co.	41,000	1,979,480
FutureFuel Corp.	21,989	446,377
Hanwha Corp. (South Korea)	8,200	247,820
Huabao International Holdings Ltd. (Hong Kong)	519,000	238,227
International Flavors & Fragrances, Inc.	47,600	4,553,892
K+S AG (Germany)(a)	101,225	3,324,049
Koppers Holdings, Inc.	48,300	1,991,409
LyondellBasell Industries NV (Class A Stock)	226,200	20,118,228
Minerals Technologies, Inc.	17,138	1,106,429
Nissan Chemical Industries Ltd. (Japan)	7,000	104,790
OM Group, Inc.	26,100	867,042
Orica Ltd. (Australia)	21,546	438,420
PPG Industries, Inc.	81,400	15,747,644
PTT Global Chemical PCL (Thailand)	129,000	287,307
RPM International, Inc.	80,600	3,372,304
Schulman, (A.), Inc.	37,832	1,371,788
Scotts Miracle-Gro Co. (The) (Class A Stock)(a)	29,000	1,777,120
Sensient Technologies Corp.	18,100	1,021,021
Sika AG (Switzerland)	44	179,984
Tokyo Ohka Kogyo Co. Ltd. (Japan)	25,900	571,777
Tosoh Corp. (Japan)	395,000	1,521,529
Valspar Corp. (The)	25,252	1,821,174
Westlake Chemical Corp.	230,200	15,234,636
Yara International ASA (Norway)	114,601	5,076,105

		102,788,914

Commercial Services & Supplies — 0.3%
Brink’s Co. (The)	46,003	1,313,386
Cewe Stiftung & Co. KGAA (Germany)	2,943	226,349
Copart, Inc.*	38,600	1,404,654
Courier Corp.	4,000	61,600
Dai Nippon Printing Co. Ltd. (Japan)	33,000	315,579
Deluxe Corp.	138,700	7,277,589
Downer EDI Ltd. (Australia)	25,320	118,443
Ennis, Inc.	6,700	111,019
Herman Miller, Inc.	48,100	1,545,453
Kimball International, Inc. (Class B Stock)	8,800	159,368
Knoll, Inc.	33,200	603,908
Mineral Resources Ltd. (Australia)	8,185	87,315

	Shares	Value
COMMON STOCKS (Continued)
Commercial Services & Supplies (cont’d.)
Performant Financial Corp.*(a)	114,500	$1,036,225
Programmed Maintenance Services Ltd. (Australia)	58,568	157,869
Rollins, Inc.	34,001	1,028,190
RR Donnelley & Sons Co.	20,700	370,530
Sohgo Security Services Co. Ltd. (Japan)	4,900	102,545
Steelcase, Inc. (Class A Stock)	93,100	1,546,391
Toppan Printing Co. Ltd. (Japan)	33,000	235,944
UniFirst Corp.	20,000	2,198,800
Viad Corp.	31,600	759,664
West Corp.	17,600	421,168

		21,081,989

Communications Equipment — 1.3%
ADTRAN, Inc.	122,400	2,987,784
Aruba Networks, Inc.*(a)	41,000	768,750
Cisco Systems, Inc.	1,208,500	27,082,485
Harmonic, Inc.*	158,700	1,133,118
Harris Corp.	89,100	6,518,556
Hitachi Kokusai Electric, Inc. (Japan)	44,000	528,921
Ixia*	87,100	1,088,750
Pace PLC (United Kingdom)	87,139	654,783
Plantronics, Inc.	91,273	4,057,085
Polycom, Inc.*	137,552	1,887,213
QUALCOMM, Inc.	457,900	36,109,994
ShoreTel, Inc.*	145,500	1,251,300
Ubiquiti Networks, Inc.*(a)	16,900	768,443

		84,837,182

Construction & Engineering — 0.5%
Acs Actividades de Construccion y Servicios SA (Spain)	130,303	5,123,329
AECOM Technology Corp.*	229,000	7,366,930
Argan, Inc.	21,800	648,114
Bouygues SA (France)	6,579	274,146
China Communications Construction Co. Ltd. (China) (Class H Stock)	326,000	228,000
China Railway Group Ltd. (China) (Class H Stock)	536,000	250,453
China State Construction International Holdings Ltd. (China)	24,000	40,738
Hochtief AG (Germany)	1,806	164,216
IJM Corp. Bhd (Malaysia)	15,400	28,998
Interserve PLC (United Kingdom)	8,244	100,775
KBR, Inc.	32,500	867,100
Kyowa Exeo Corp. (Japan)	122,500	1,573,104
Larsen & Toubro Ltd. (India), GDR, RegS	2,219	47,265
Leighton Holdings Ltd. (Australia)(a)	296,162	5,805,558
MYR Group, Inc.*	10,300	260,796
Pike Corp.*	24,400	262,544
Promotora y Operadora de Infraestructura SAB de CV (Mexico)*	3,700	49,701
Quanta Services, Inc.*	72,500	2,675,250
Shikun & Binui Ltd. (Israel)	35,256	86,790
URS Corp.	3,200	150,592
Vinci SA (France)	84,595	6,279,464

		32,283,863

Construction Materials — 0.1%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	16,500	70,972

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Construction Materials (cont’d.)
BBMG Corp. (China) (Class H Stock)	335,000	$261,255
Cemex Latam Holdings SA (Colombia)*	37,744	314,288
China National Building Material Co. Ltd. (China) (Class H Stock)	40,000	40,229
China Resources Cement Holdings Ltd. (Hong Kong)	434,000	342,880
Eagle Materials, Inc.	34,300	3,041,038
Imerys SA (France)	3,755	333,860
PPC Ltd. (South Africa)	7,114	19,731
Sumitomo Osaka Cement Co. Ltd. (Japan)	1,087,000	4,491,808
Taiwan Cement Corp. (Taiwan)	44,000	68,055
United States Lime & Minerals, Inc.	2,200	123,860

		9,107,976

Consumer Finance — 0.2%
Capital One Financial Corp.	18,900	1,458,324
Cash America International, Inc.(a)	5,800	224,576
Compartamos SAB de CV (Mexico)	14,900	27,254
Credit Acceptance Corp.*	5,000	710,750
DFC Global Corp.*	72,600	641,058
Discover Financial Services	158,800	9,240,572
EZCORP, Inc. (Class A Stock)*	75,700	816,803
Nelnet, Inc. (Class A Stock)	61,100	2,498,990
Provident Financial PLC (United Kingdom)	18,651	617,024

		16,235,351

Containers & Packaging — 0.2%
Greif, Inc. (Class A Stock)	26,352	1,383,216
Mayr Melnhof Karton AG (Austria)	1,306	163,369
Packaging Corp. of America	126,842	8,925,872
Rengo Co. Ltd. (Japan)	15,000	80,349
Rock-Tenn Co. (Class A Stock)	25,400	2,681,478
Silgan Holdings, Inc.	24,700	1,223,144
Smurfit Kappa Group PLC (Ireland)	23,071	559,526
UFP Technologies, Inc.*	1,500	36,540

		15,053,494

Distributors — 0.1%
Core-Mark Holding Co., Inc.	21,600	1,568,160
LKQ Corp.*	65,200	1,718,020

		3,286,180

Diversified Consumer Services — 0.2%
American Public Education, Inc.*	12,700	445,516
Apollo Education Group, Inc.*	77,100	2,639,904
Capella Education Co.	11,200	707,280
Estacio Participacoes SA (Brazil)	38,900	392,600
Graham Holdings Co. (Class B Stock)	4,800	3,378,000
Grand Canyon Education, Inc.*	9,800	457,660
Service Corp. International	189,900	3,775,212
Strayer Education, Inc.*	14,500	673,235

		12,469,407

Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc. (Class B Stock)*	170,186	21,268,144
Bolsas y Mercados Espanoles SA (Spain)	88,734	3,612,023
Corporacion Financiera Colombiana SA (Colombia)	3,501	66,507
FirstRand Ltd. (South Africa)	127,064	435,666
Fubon Financial Holding Co. Ltd. (Taiwan)	90,000	122,364
Industrivarden AB (Sweden) (Class C Stock)	73,227	1,419,652

	Shares	Value
COMMON STOCKS (Continued)
Diversified Financial Services (cont’d.)
Investor AB (Sweden) (Class B Stock)	161,544	$5,851,542
Marlin Business Services Corp.	13,200	274,692
McGraw Hill Financial, Inc.	104,300	7,958,090
NASDAQ OMX Group, Inc. (The)	196,700	7,266,098
RMB Holdings Ltd. (South Africa)	69,713	317,281

		48,592,059

Diversified Telecommunication Services — 1.7%
AT&T, Inc.(a)	1,283,700	45,019,359
Atlantic Tele-Network, Inc.	18,400	1,212,928
BT Group PLC (United Kingdom)	1,148,670	7,305,185
Cable & Wireless Communications PLC (United Kingdom)	2,562,202	2,248,346
Cbeyond, Inc.*	23,900	173,275
China Telecom Corp. Ltd. (China) (Class H Stock)	190,000	87,679
China Unicom Hong Kong Ltd. (China)	256,000	337,793
Chorus Ltd. (New Zealand)	668,276	995,476
Hellenic Telecommunications Organization SA (Greece)*	3,325	54,883
IDT Corp. (Class B Stock)	16,100	268,226
Inteliquent, Inc.	44,400	645,132
Intelsat SA*	3,100	58,032
KT Corp. (South Korea)	5,250	146,144
LG Uplus Corp. (South Korea)	30,830	302,844
Nippon Telegraph & Telephone Corp. (Japan)	107,100	5,819,988
Orange SA (France)	284,477	4,202,246
Portugal Telecom SGPS SA (Portugal)	35,549	151,309
Premiere Global Services, Inc.*	42,917	517,579
Swisscom AG (Switzerland)	5,105	3,136,386
Telecom Italia SpA (Italy)	347,186	325,802
Telefonica SA (Spain)	109,821	1,740,314
Telekom Malaysia Bhd (Malaysia)	165,200	298,009
True Corp. PCL (Thailand)*	70,000	14,889
Verizon Communications, Inc., (CHI-X)	38,575	1,839,256
Verizon Communications, Inc., (NYSE)	672,500	31,990,825

		108,891,905

Electric Utilities — 1.0%
Allete, Inc.	13,100	686,702
CEZ A/S (Czech Republic)	2,224	63,830
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	34,000	217,442
Chubu Electric Power Co., Inc. (Japan)*	38,600	454,149
Chugoku Electric Power Co., Inc. (The) (Japan)	17,000	236,552
Cleco Corp.	5,300	268,074
Contact Energy Ltd. (New Zealand)	21,225	98,035
Duke Energy Corp.(a)	243,400	17,334,948
Edison International	25,000	1,415,250
EDP - Energias de Portugal SA (Portugal)	379,345	1,761,170
El Paso Electric Co.	54,092	1,932,707
Electricite de France SA (France)	13,443	531,547
Empire District Electric Co. (The)	3,700	89,984
Entergy Corp.	136,700	9,138,395
Fortum OYJ (Finland)	217,815	4,951,228
Hokkaido Electric Power Co., Inc. (Japan)*	10,500	88,501
Hokuriku Electric Power Co. (Japan)	9,700	125,771
IDACORP, Inc.	31,100	1,725,117

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electric Utilities (cont’d.)
Kansai Electric Power Co., Inc. (The) (Japan)*	41,100	$421,293
Kyushu Electric Power Co., Inc. (Japan)*	25,500	311,774
OGE Energy Corp.	84,000	3,087,840
PNM Resources, Inc.	42,200	1,140,666
Power Assets Holdings Ltd. (Hong Kong)	79,000	685,687
PPL Corp.	461,800	15,304,052
Red Electrica Corp. SA (Spain)	6,283	510,906
Shikoku Electric Power Co., Inc. (Japan)*	10,100	136,946
Spark Infrastructure Group (Australia)	74,064	117,676
SSE PLC (United Kingdom)	56,748	1,389,980
Tenaga Nasional Bhd (Malaysia)	57,300	209,849
Tohoku Electric Power Co., Inc. (Japan)	26,900	276,637
Tokyo Electric Power Co., Inc. (The) (Japan)*	85,100	342,392

		65,055,100

Electrical Equipment — 0.6%
Acuity Brands, Inc.	14,900	1,975,293
AMETEK, Inc.	11,800	607,582
Brady Corp. (Class A Stock)	36,300	985,545
Emerson Electric Co.	325,300	21,730,040
Encore Wire Corp.	6,600	320,166
EnerSys, Inc.	54,400	3,769,376
Fuji Electric Co. Ltd. (Japan)	80,000	357,656
Fujikura Ltd. (Japan)	19,000	86,717
Generac Holdings, Inc.(a)	3,900	229,983
Hubbell, Inc. (Class B Stock)	7,800	934,986
Johnson Electric Holdings Ltd. (Hong Kong)	343,000	317,260
LS Corp. (South Korea)	244	17,529
Mitsubishi Electric Corp. (Japan)	31,000	348,961
Nidec Corp. (Japan)	11,600	711,283
Nissin Electric Co. Ltd. (Japan)	105,000	541,371
Nitto Kogyo Corp. (Japan)	48,500	1,017,950
Preformed Line Products Co.	2,200	150,810
Regal-Beloit Corp.	36,800	2,675,728
Rockwell Automation, Inc.(a)	14,900	1,855,795
Sumitomo Electric Industries Ltd. (Japan)	44,400	662,838
Thermon Group Holdings, Inc.*	29,800	690,764
Zhuzhou CSR Times Electric Co. Ltd. (China) (Class H Stock)	6,000	20,258

		40,007,891

Electronic Equipment, Instruments & Components — 0.8%
Arrow Electronics, Inc.*	101,900	6,048,784
Avnet, Inc.	145,112	6,752,061
Benchmark Electronics, Inc.*	35,615	806,680
Citizen Holdings Co. Ltd. (Japan)	15,300	115,023
Fabrinet (Cayman Islands)*	26,300	546,251
FUJIFILM Holdings Corp. (Japan)	204,100	5,478,441
Hirose Electric Co. Ltd. (Japan)	1,800	247,470
Hitachi Ltd. (Japan)	613,000	4,537,462
Hon Hai Precision Industry Co. Ltd. (Taiwan)	250,800	712,209
Hoya Corp. (Japan)	25,100	785,153
Ibiden Co. Ltd. (Japan)	6,700	132,191
Ingram Micro, Inc. (Class A Stock)*	256,600	7,585,096
Insight Enterprises, Inc.*	45,500	1,142,505
Keyence Corp. (Japan)	2,700	1,112,310
Kingboard Chemical Holdings Ltd. (Hong Kong)	9,000	17,599

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Largan Precision Co. Ltd. (Taiwan)	9,000	$427,797
Multi-Fineline Electronix, Inc.*	11,300	144,640
Murata Manufacturing Co. Ltd. (Japan)	55,800	5,274,271
Omron Corp. (Japan)	12,300	508,934
PC Connection, Inc.	25,900	526,288
Rogers Corp.*	11,800	736,556
Sanmina Corp.*	35,900	626,455
ScanSource, Inc.*	66,200	2,698,974
SYNNEX Corp.*	53,900	3,266,879
TDK Corp. (Japan)	7,200	300,255
Tech Data Corp.*	11,800	719,328
Truly International Holdings Ltd. (Hong Kong)	896,000	604,406
Vishay Intertechnology, Inc.	28,600	425,568
Zebra Technologies Corp. (Class A Stock)*	39,500	2,741,695

		55,021,281

Energy Equipment & Services — 1.3%
Baker Hughes, Inc.	55,100	3,582,602
Bristow Group, Inc.	30,100	2,273,152
BW Offshore Ltd. (Norway)	87,078	112,713
China Oilfield Services Ltd. (China) (Class H Stock)	30,000	70,734
Dril-Quip, Inc.*	48,300	5,414,430
Ensco PLC (Class A Stock)	285,637	15,075,921
Helix Energy Solutions Group, Inc.*	311,100	7,149,078
Matrix Service Co.*	39,600	1,337,688
National Oilwell Varco, Inc.	22,000	1,713,140
Noble Corp. PLC(a)	26,600	870,884
Oceaneering International, Inc.	73,907	5,310,957
Oil States International, Inc.*	10,800	1,064,880
Parker Drilling Co.*	54,500	386,405
Sapurakencana Petroleum Bhd (Malaysia)*	45,300	62,566
Schlumberger Ltd.	328,800	32,058,000
SEACOR Holdings, Inc.*(a)	13,000	1,123,460
Superior Energy Services, Inc.	62,100	1,910,196
Tesco Corp.*	2,900	53,650
TGC Industries, Inc.*	9,000	53,550
Transocean Ltd.	21,143	871,723
Unit Corp.*	26,768	1,750,092
Willbros Group, Inc.*	5,300	66,886

		82,312,707

Food & Staples Retailing — 1.6%
Aeon Co. Ltd. (Japan)	31,300	352,294
Almacenes Exito SA (Colombia)	2,788	41,567
Andersons, Inc. (The)	5,050	299,162
Axfood AB (Sweden)	27,056	1,496,539
Carrefour SA (France)	36,251	1,402,354
Casino Guichard Perrachon SA (France)	24,833	2,952,577
Costco Wholesale Corp.	6,800	759,424
CVS Caremark Corp.	334,400	25,033,184
E-Mart Co. Ltd. (South Korea)	1,452	333,387
J Sainsbury PLC (United Kingdom)	817,550	4,311,259
Kesko OYJ (Finland) (Class B Stock)	55,522	2,421,042
Koninklijke Ahold NV (Netherlands)	90,672	1,821,041
Kroger Co. (The)	417,680	18,231,732
Natural Grocers By Vitamin Cottage, Inc.*	1,800	78,588
Olam International Ltd. (Singapore)	85,000	150,514
President Chain Store Corp. (Taiwan)	28,000	197,544
Rallye SA (France)	28,490	1,329,792

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Food & Staples Retailing (cont’d.)
Roundy’s, Inc.	31,100	$213,968
Spar Group Ltd. (The) (South Africa)	25,896	298,713
Spartan Stores, Inc.	34,600	803,066
UNY Group Holdings Co. Ltd. (Japan)	136,100	808,639
Village Super Market, Inc. (Class A Stock)	6,900	182,160
Wal-Mart de Mexico SAB de CV (Mexico) (Class V Stock)	75,000	178,660
Wal-Mart Stores, Inc.	435,400	33,277,622
Weis Markets, Inc.	4,700	231,475
WM Morrison Supermarkets PLC (United Kingdom)	1,228,745	4,369,070
Woolworths Ltd. (Australia)	73,418	2,434,690

		104,010,063

Food Products — 1.4%
Archer-Daniels-Midland Co.	432,800	18,779,192
Astra Agro Lestari Tbk PT (Indonesia)	21,500	49,396
Austevoll Seafood ASA (Norway)	62,451	369,969
Biostime International Holdings Ltd. (China)	2,500	17,177
Bumitama Agri Ltd. (Indonesia)	177,000	146,288
Bunge Ltd.	74,500	5,923,495
Cal-Maine Foods, Inc.	27,700	1,739,006
Chiquita Brands International, Inc.*	32,900	409,605
Darling International, Inc.*	31,748	635,595
Dean Foods Co.	82,700	1,278,542
Felda Global Ventures Holdings Bhd (Malaysia)	205,200	292,230
First Resources Ltd. (Singapore)	50,000	93,119
Greencore Group PLC (Ireland)	495,808	2,278,883
Hillshire Brands Co. (The)	96,900	3,610,494
Indofood Sukses Makmur Tbk PT (Indonesia)	525,000	339,694
Ingredion, Inc.	83,500	5,684,680
J&J Snack Foods Corp.	1,100	105,567
JBS SA (Brazil)	91,700	312,806
J-Oil Mills, Inc. (Japan)	87,000	231,917
Keurig Green Mountain, Inc.	26,800	2,829,812
Lancaster Colony Corp.	15,300	1,521,126
Lindt & Spruengli AG (Switzerland)	46	228,010
Lindt & Spruengli AG-REG (Switzerland)	6	353,261
M Dias Branco SA (Brazil)	400	16,033
Marine Harvest ASA (Norway)	420,766	4,758,048
Nestle SA (Switzerland)	130,676	9,835,938
Nippon Flour Mills Co. Ltd. (Japan)	157,000	859,586
Nippon Meat Packers, Inc. (Japan)	10,000	148,858
Nutreco NV (Netherlands)	4,593	204,122
Pilgrim’s Pride Corp.*(a)	64,752	1,354,612
PPB Group Bhd (Malaysia)	6,700	34,157
Sanderson Farms, Inc.(a)	27,200	2,134,928
Schouw & Co. (Denmark)	11,818	578,558
Seaboard Corp.*	232	608,176
Suedzucker AG (Germany)(a)	168,278	4,799,360
Tassal Group Ltd. (Australia)	65,668	235,686
Tyson Foods, Inc. (Class A Stock)	60,900	2,680,209
Unilever NV (Netherlands), CVA	95,579	3,931,625
Unilever PLC (United Kingdom)	114,516	4,897,771
Uni-President Enterprises Corp. (Taiwan)	211,220	367,974
Universal Robina Corp. (Philippines)	11,890	37,730
Want Want China Holdings Ltd. (China)	81,000	121,186
WhiteWave Foods Co. (The) (Class A Stock)*	76,900	2,194,726

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
Wilmar International Ltd. (Singapore)	1,793,000	$4,940,581

		91,969,728

Gas Utilities — 0.5%
AGL Resources, Inc.	205,200	10,046,592
Ascopiave SpA (Italy)	43,844	137,113
Atmos Energy Corp.	103,083	4,858,302
Chesapeake Utilities Corp.	10,300	650,548
China Gas Holdings Ltd. (China)	56,000	87,599
GAIL India Ltd. (India), GDR, RegS	4,057	151,407
Gas Natural SDG SA (Spain)	79,749	2,243,626
New Jersey Resources Corp.	59,400	2,958,120
Perusahaan Gas Negara Persero Tbk PT (Indonesia)	58,500	26,549
Questar Corp.	8,400	199,752
Southwest Gas Corp.	27,721	1,481,687
UGI Corp.	164,100	7,484,601

		30,325,896

Health Care Equipment & Supplies — 1.5%
Abbott Laboratories	541,300	20,845,463
Align Technology, Inc.*	43,000	2,226,970
Anika Therapeutics, Inc.*	7,000	287,700
Atrion Corp.	700	214,298
Baxter International, Inc.	191,100	14,061,138
Becton, Dickinson and Co.	40,300	4,718,324
C.R. Bard, Inc.	42,300	6,259,554
Cantel Medical Corp.	41,200	1,389,264
CareFusion Corp.*	93,200	3,748,504
Coloplast A/S (Denmark) (Class B Stock)	53,350	4,313,408
Cooper Cos., Inc. (The)	7,700	1,057,672
Covidien PLC	53,100	3,911,346
Cyberonics, Inc.*	13,100	854,775
Greatbatch, Inc.*	6,800	312,256
Hill-Rom Holdings, Inc.	171,795	6,620,979
Hologic, Inc.*(a)	288,000	6,192,000
IDEXX Laboratories, Inc.*	7,900	959,060
Invacare Corp.	55,900	1,066,013
Masimo Corp.*	31,100	849,341
Medtronic, Inc.	52,000	3,200,080
Merit Medical Systems, Inc.*	26,900	384,670
Nihon Kohden Corp. (Japan)	2,400	95,582
Orthofix International NV*	24,100	726,615
Smith & Nephew PLC (United Kingdom)	50,128	761,334
St. Jude Medical, Inc.	75,500	4,936,945
STERIS Corp.	117,866	5,628,102
SurModics, Inc.*	22,200	501,720
Symmetry Medical, Inc.*	55,600	559,336
Thoratec Corp.*	34,300	1,228,283
Vascular Solutions, Inc.*	19,300	505,467
West Pharmaceutical Services, Inc.	56,788	2,501,511

		100,917,710

Health Care Providers & Services — 1.4%
Addus HomeCare Corp.*	3,300	76,065
Aetna, Inc.	92,300	6,919,731
Alfresa Holdings Corp. (Japan)	6,200	404,301
Almost Family, Inc.*	2,400	55,440
Amsurg Corp.*	3,300	155,364
Arseus NV (Belgium)	7,973	430,050
CIGNA Corp.	181,600	15,205,368

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services (cont’d.)
Ensign Group, Inc. (The)	2,200	$96,008
Express Scripts Holding Co.*	167,100	12,547,539
Fresenius Medical Care AG & Co. KGaA (Germany)	12,014	840,585
Fresenius SE & Co. KGaA (Germany)	15,237	2,391,745
HealthSouth Corp.	39,000	1,401,270
Henry Schein, Inc.*	6,400	763,968
Korian-Medica (France)	15,977	613,002
LHC Group, Inc.*	7,900	174,274
Life Healthcare Group Holdings Ltd. (South Africa)	79,294	289,724
LifePoint Hospitals, Inc.*	8,700	474,585
Medipal Holdings Corp. (Japan)	206,000	3,154,411
MEDNAX, Inc.*	2,000	123,960
National Healthcare Corp.	4,700	262,119
Netcare Ltd. (South Africa)	134,977	299,510
Orpea (France)	11,613	768,358
Primary Health Care Ltd. (Australia)	423,292	1,853,192
Providence Service Corp. (The)*	25,700	726,796
Ramsay Health Care Ltd. (Australia)	6,908	308,679
Select Medical Holdings Corp.	79,996	995,950
Shanghai Pharmaceuticals Holding Co. Ltd. (China) (Class H Stock)	9,200	20,923
Skilled Healthcare Group, Inc. (Class A Stock)*	13,100	69,037
Sonic Healthcare Ltd. (Australia)	144,085	2,308,402
Triple-S Management Corp. (Puerto Rico) (Class B Stock)*	14,800	238,872
UnitedHealth Group, Inc.(a)	160,200	13,134,798
Universal Health Services, Inc. (Class B Stock)	87,900	7,213,953
VCA Antech, Inc.*	155,500	5,011,765
WellCare Health Plans, Inc.*	93,400	5,932,768
WellPoint, Inc.	59,800	5,953,090

		91,215,602

Health Care Technology — 0.2%
Cerner Corp.*(a)	99,400	5,591,250
Computer Programs & Systems, Inc.	6,900	445,740
MedAssets, Inc.*	28,100	694,351
Medidata Solutions, Inc.*	5,900	320,606
Omnicell, Inc.*	47,300	1,353,726
Quality Systems, Inc.	115,300	1,946,264

		10,351,937

Hotels, Restaurants & Leisure — 1.6%
Accor SA (France)	9,297	475,796
Bally Technologies, Inc.*(a)	47,000	3,114,690
Bravo Brio Restaurant Group, Inc.*	5,100	71,961
Brinker International, Inc.	51,600	2,706,420
Buffalo Wild Wings, Inc.*	3,400	506,260
Cracker Barrel Old Country Store, Inc.	10,200	991,848
Domino’s Pizza, Inc.	19,300	1,485,521
Fiesta Restaurant Group, Inc.*	8,728	397,909
Formosa International Hotels Corp. (Taiwan)	4,000	47,485
Galaxy Entertainment Group Ltd. (Hong Kong)*	569,000	4,966,322
International Speedway Corp. (Class A Stock)	24,500	832,755
Jack in the Box, Inc.*	208,057	12,262,880
Jollibee Foods Corp. (Philippines)	42,250	161,306

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Marcus Corp.	24,200	$404,140
Marriott Vacations Worldwide Corp.*	130,100	7,273,891
McDonald’s Corp.	305,100	29,908,953
MGM China Holdings Ltd. (Macau)	640,800	2,263,976
Monarch Casino & Resort, Inc.*	16,000	296,480
OPAP SA (Greece)	11,933	191,600
Panera Bread Co. (Class A Stock)*	1,100	194,117
Popeyes Louisiana Kitchen, Inc.*	2,400	97,536
Ruth’s Hospitality Group, Inc.	42,500	513,825
SJM Holdings Ltd. (Hong Kong)	120,000	338,068
Sonic Corp.*	33,271	758,246
Texas Roadhouse, Inc.	74,700	1,948,176
TUI AG (Germany)	110,339	1,840,756
TUI Travel PLC (United Kingdom)	369,817	2,702,379
Wyndham Worldwide Corp.	96,500	7,066,695
Wynn Macau Ltd. (Macau)	89,600	372,932
Yum! Brands, Inc.	245,900	18,538,401

		102,731,324

Household Durables — 0.7%
Barratt Developments PLC (United Kingdom)	51,542	355,261
Bassett Furniture Industries, Inc.	2,500	37,125
Cavco Industries, Inc.*	2,200	172,590
Coway Co. Ltd. (South Korea)	4,983	349,237
CSS Industries, Inc.	3,000	81,000
Fujitsu General Ltd. (Japan)	27,000	261,013
Haseko Corp. (Japan)	216,200	1,352,017
Helen of Troy Ltd.*	7,900	546,917
Iida Group Holdings Co. Ltd. (Japan)	7,700	106,620
Jarden Corp.*	54,409	3,255,290
La-Z-Boy, Inc.	77,525	2,100,927
Libbey, Inc.*	9,900	257,400
NACCO Industries, Inc. (Class A Stock)	4,600	249,366
Nexity SA (France)	16,818	720,886
NVR, Inc.*	3,100	3,555,700
Panasonic Corp. (Japan)	572,900	6,515,644
Persimmon PLC (United Kingdom)*	199,662	4,484,739
Sekisui Chemical Co. Ltd. (Japan)	211,000	2,191,498
Steinhoff International Holdings Ltd. (South Africa)	17,604	85,142
Tupperware Brands Corp.	900	75,384
Universal Electronics, Inc.*	5,800	222,662
Whirlpool Corp.	132,700	19,833,342

		46,809,760

Household Products — 0.9%
Church & Dwight Co., Inc.	9,400	649,258
Colgate-Palmolive Co.	39,300	2,549,391
Energizer Holdings, Inc.	36,300	3,656,862
Henkel AG & Co. KGaA (Germany)	8,624	867,304
Kimberly-Clark Corp.	63,200	6,967,800
Kimberly-Clark de Mexico SAB de CV (Mexico) (Class A Stock)	79,700	212,749
Procter & Gamble Co. (The)	519,800	41,895,880
Reckitt Benckiser Group PLC (United Kingdom)	46,182	3,768,656

		60,567,900

Independent Power & Renewable Electricity Producers — 0.2%
Aboitiz Power Corp. (Philippines)	146,000	121,192

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Independent Power & Renewable Electricity Producers (cont’d.)
AES Corp.	926,500	$13,230,420
China Resources Power Holdings Co. Ltd. (China)	132,000	344,811
Electric Power Development Co. Ltd. (Japan)	6,800	191,253
Huaneng Power International, Inc. (China) (Class H Stock)	318,000	305,224

		14,192,900

Industrial Conglomerates — 1.1%
3M Co.	130,100	17,649,366
Alliance Global Group, Inc. (Philippines)	419,000	266,920
Beijing Enterprises Holdings Ltd. (China)	7,000	62,792
Bidvest Group Ltd. (South Africa)	3,983	105,238
Carlisle Cos., Inc.	15,347	1,217,631
DCC PLC (Ireland)	63,249	3,437,503
DMCI Holdings, Inc. (Philippines)	170,530	266,218
Enka Insaat ve Sanayi A/S (Turkey)	102,174	305,034
General Electric Co.	1,438,300	37,237,587
Grupo Carso SAB de CV (Mexico) (Class A Stock)(a)	38,900	204,102
Hutchison Whampoa Ltd. (Hong Kong)	459,000	6,091,764
KOC Holding A/S (Turkey)	34,309	144,633
Nolato AB (Sweden) (Class B Stock)	6,402	161,160
Shanghai Industrial Holdings Ltd. (China)	7,000	23,378
Shun Tak Holdings Ltd. (Hong Kong)	990,000	510,487
Siemens AG (Germany)	9,958	1,342,969

		69,026,782

Insurance — 2.4%
Aegon NV (Netherlands)	563,315	5,188,786
Aflac, Inc.	159,200	10,035,968
Ageas (Belgium)	56,905	2,537,370
Alleghany Corp.*	12,900	5,255,202
Allianz SE (Germany)	16,277	2,751,134
American Financial Group, Inc.	134,900	7,785,079
Aspen Insurance Holdings Ltd.	100,800	4,001,760
Axis Capital Holdings Ltd.	122,400	5,612,040
BB Seguridade Participacoes SA (Brazil)	33,800	371,070
China Life Insurance Co. Ltd. (China) (Class H Stock)	13,000	36,759
Chubb Corp. (The)	27,200	2,428,960
Crawford & Co. (Class B Stock)	10,692	116,650
Donegal Group, Inc. (Class A Stock)	7,700	112,266
EMC Insurance Group, Inc.	7,500	266,475
Enstar Group Ltd.*	1,100	149,941
Everest Re Group Ltd.	37,900	5,800,595
FBL Financial Group, Inc. (Class A Stock)	4,100	177,612
Gjensidige Forsikring ASA (Norway)	28,945	587,697
Greenlight Capital Re Ltd. (Class A Stock)*	19,700	646,160
Hannover Rueck SE (Germany)	53,721	4,805,404
Hanover Insurance Group, Inc. (The)	21,300	1,308,672
Harel Insurance Investments & Financial Services Ltd. (Israel)	57,247	346,975
HCC Insurance Holdings, Inc.	98,613	4,485,905
Helvetia Holding AG (Switzerland)	2,252	1,155,335
Horace Mann Educators Corp.	11,100	321,900
Insurance Australia Group Ltd. (Australia)	815,721	4,218,977
Kansas City Life Insurance Co.	1,200	57,840
Kemper Corp.	53,252	2,085,881

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Legal & General Group PLC (United Kingdom)	1,586,137	$5,415,231
Liberty Holdings Ltd. (South Africa)	23,587	278,270
Marsh & McLennan Cos., Inc.	23,600	1,163,480
Mediolanum SpA (Italy)	12,930	122,036
MetLife, Inc.	31,100	1,642,080
Muenchener Rueckversicherungs AG (Germany)	24,968	5,455,966
National Western Life Insurance Co. (Class A Stock)	600	146,700
Navigators Group Inc/The*	15,300	939,267
NKSJ Holdings, Inc. (Japan)	19,400	498,084
PartnerRe Ltd.	130,200	13,475,700
People’s Insurance Co. Group of China Ltd. (China) (Class H Stock)	66,000	27,294
Phoenix Group Holdings (United Kingdom)	53,821	592,051
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	96,000	131,766
Platinum Underwriters Holdings Ltd.	18,500	1,111,850
Porto Seguro SA (Brazil)	23,200	321,876
Powszechny Zaklad Ubezpieczen SA (Poland)	2,552	362,644
Primerica, Inc.	27,100	1,276,681
ProAssurance Corp.	7,000	311,710
Prudential PLC (United Kingdom)	149,558	3,166,789
Reinsurance Group of America, Inc.	66,639	5,306,464
Safety Insurance Group, Inc.	4,900	263,865
Sampo (Finland) (Class A Stock)	97,404	5,056,241
Sanlam Ltd. (South Africa)	24,798	135,458
Shin Kong Financial Holding Co. Ltd. (Taiwan)	233,272	73,834
Swiss Re AG (Switzerland)*	74,607	6,924,587
Symetra Financial Corp.	20,668	409,640
Third Point Reinsurance Ltd. (Bermuda)*	46,200	732,270
Travelers Cos., Inc. (The)	221,800	18,875,180
Tryg A/S (Denmark)	14,274	1,411,946
Unipol Gruppo Finanziario SpA (Italy) (PRFC)	16,063	111,362
United Fire Group, Inc.	7,300	221,555
W.R. Berkley Corp.	89,200	3,712,504
XL Group PLC (Ireland)	63,700	1,990,625

		154,313,419

Internet & Catalog Retail — 0.5%
Amazon.com, Inc.*	17,000	5,720,840
Expedia, Inc.	83,400	6,046,500
FTD Cos., Inc.*	21,900	696,639
Home Retail Group PLC (United Kingdom)	1,225,336	4,428,120
HSN, Inc.	226,440	13,525,261
priceline.com, Inc.*	500	595,945

		31,013,305

Internet Software & Services — 1.4%
AOL, Inc.*	5,100	223,227
Blucora, Inc.*	21,600	425,304
Brightcove, Inc.*	10,700	105,181
Constant Contact, Inc.*	8,000	195,680
Conversant, Inc.*(a)	37,610	1,058,722
CoStar Group, Inc.*	700	130,718
Digital River, Inc.*	16,200	282,366
Equinix, Inc.*(a)	2,800	517,552

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Internet Software & Services (cont’d.)
Facebook, Inc. (Class A Stock)*	502,500	$30,270,600
Google, Inc. (Class A Stock)*	45,700	50,933,107
IntraLinks Holdings, Inc.*	83,598	855,207
Limelight Networks, Inc.*	17,223	37,546
LogMeIn, Inc.*	57,400	2,576,686
NAVER Corp. (South Korea)	394	287,884
Perficient, Inc.*	78,700	1,426,044
QuinStreet, Inc.*	37,000	245,680
Tencent Holdings Ltd. (China)	9,500	663,102
Travelzoo, Inc.*	32,000	732,800
United Online, Inc.	38,400	443,904
VistaPrint NV (Netherlands)*	6,100	300,242
Vocus, Inc.*	45,400	605,182
Web.com Group, Inc.*	3,200	108,896
XO Group, Inc.*	31,407	318,467

		92,744,097

IT Services — 1.7%
Accenture PLC (Class A Stock)	125,300	9,988,916
Alten SA (France)	6,783	364,248
Amadeus IT Holding SA (Spain) (Class A Stock)	127,768	5,309,442
Bechtle AG (Germany)	3,025	260,368
Booz Allen Hamilton Holding Corp.	2,300	50,600
Broadridge Financial Solutions, Inc.	112,792	4,189,095
Cap Gemini SA (France)	41,814	3,165,609
Cardtronics, Inc.*	5,500	213,675
Cognizant Technology Solutions Corp. (Class A Stock)*	192,600	9,747,486
CoreLogic, Inc.*	78,191	2,348,858
Datalink Corp.*	10,900	151,837
DST Systems, Inc.	167,000	15,829,930
Fiserv, Inc.*	111,400	6,315,266
Forrester Research, Inc.	6,200	222,270
Genpact Ltd.*	239,500	4,172,090
Hackett Group Inc/The	13,900	83,122
Higher One Holdings, Inc.*	22,900	165,567
iGATE Corp.*	175,300	5,528,962
Infosys Ltd. (India), ADR	10,200	552,636
International Business Machines Corp.	107,500	20,692,675
IT Holdings Corp. (Japan)	5,100	83,676
Jack Henry & Associates, Inc.	12,600	702,576
MasterCard, Inc. (Class A Stock)	30,000	2,241,000
NeuStar, Inc. (Class A Stock)*(a)	79,145	2,573,004
Quindell PLC (United Kingdom)*(a)	613,066	375,609
Sapient Corp.*	29,800	508,388
Sopra Group SA (France)	3,322	396,240
Syntel, Inc.*(a)	91,215	8,200,228
Total System Services, Inc.	121,700	3,700,897
Visa, Inc. (Class A Stock)	14,100	3,043,626
Wipro Ltd. (India), ADR(a)	31,600	423,440

		111,601,336

Leisure Products — 0.1%
Namco Bandai Holdings, Inc. (Japan)	4,000	94,879
Nautilus, Inc.*(a)	46,400	446,832
Polaris Industries, Inc.	30,100	4,205,271

		4,746,982

	Shares	Value
COMMON STOCKS (Continued)
Life Sciences Tools & Services — 0.5%
Charles River Laboratories International, Inc.*	61,500	$3,710,910
Covance, Inc.*	6,300	654,570
Mettler-Toledo International, Inc.*	29,479	6,947,611
Siegfried Holding AG (Switzerland)*	519	98,041
Techne Corp.	41,700	3,559,929
Thermo Fisher Scientific, Inc.	161,900	19,466,856

		34,437,917

Machinery — 1.9%
Actuant Corp. (Class A Stock)	6,000	204,900
AGCO Corp.	97,500	5,378,100
Alamo Group, Inc.	8,900	483,537
Alfa Laval AB (Sweden)	34,847	943,951
Atlas Copco AB (Sweden) (Class B Stock)	22,539	617,372
Blount International, Inc.*	44,000	523,600
Bucher Industries AG (Switzerland)	4,909	1,668,856
China International Marine Containers Group Co. Ltd. (China) (Class H Stock)	8,800	20,456
Columbus McKinnon Corp.*	13,300	356,307
Concentric AB (Sweden)	11,042	153,527
Deere & Co.	158,200	14,364,560
Donaldson Co., Inc.	2,200	93,280
Duerr AG (Germany)	52,200	4,031,640
Dynamic Materials Corp.	2,200	41,888
Federal Signal Corp.*	73,400	1,093,660
Global Brass & Copper Holdings, Inc.	6,900	108,813
Graco, Inc.	19,600	1,464,904
Harsco Corp.	189,200	4,432,956
Hino Motors Ltd. (Japan)	290,000	4,294,959
Hoshizaki Electric Co. Ltd. (Japan)	2,500	94,414
Hyster-Yale Materials Handling, Inc.	23,687	2,309,482
IDEX Corp.	80,700	5,882,223
Illinois Tool Works, Inc.	235,200	19,128,816
Kadant, Inc.	10,800	393,876
KION Group AG (Germany)*	4,912	230,297
LB Foster Co. (Class A Stock)	10,000	468,500
Lincoln Electric Holdings, Inc.	147,190	10,599,153
Lydall, Inc.*	5,800	132,646
Makino Milling Machine Co. Ltd. (Japan)	11,000	77,527
Mueller Industries, Inc.	66,000	1,979,340
OC Oerlikon Corp. AG (Switzerland)*	270,121	4,553,946
Oshkosh Corp.	314,300	18,502,841
Parker Hannifin Corp.	43,300	5,183,443
Schweiter Technologies AG (Switzerland)	134	99,150
Senior PLC (United Kingdom)	24,174	123,599
Sodick Co. Ltd. (Japan)	22,300	83,951
SPX Corp.	15,600	1,533,636
Standex International Corp.	14,300	766,194
Tadano Ltd. (Japan)	117,000	1,517,476
Timken Co.	94,955	5,581,455
Trinity Industries, Inc.(a)	34,100	2,457,587
Valmont Industries, Inc.	13,437	1,999,963
WEG SA (Brazil)	23,900	333,483
Yangzijiang Shipbuilding Holdings Ltd. (China)	112,000	96,369

		124,406,633

Marine — 0.1%
A.P. Moller-Maersk A/S (Denmark) (Class A Stock)	32	368,268

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Marine (cont’d.)
A.P. Moller-Maersk A/S (Denmark) (Class B Stock)	452	$5,409,879
International Shipholding Corp.	1,400	41,216
Kawasaki Kisen Kaisha Ltd. (Japan)	248,000	535,781
Matson, Inc.	112,671	2,781,847
MISC Bhd (Malaysia)*	140,200	296,565
Nippon Yusen Kabushiki Kaisha (Japan)	96,000	278,815

		9,712,371

Media — 1.6%
AH Belo Corp. (Class A Stock)	4,800	55,584
AMC Networks, Inc. (Class A Stock)*	50,700	3,705,663
Astro Malaysia Holdings Bhd (Malaysia)	21,200	20,798
Cinemark Holdings, Inc.	192,700	5,590,227
Comcast Corp. (Class A Stock)	283,000	14,155,660
DIRECTV*	213,200	16,292,744
Discovery Communications, Inc. (Class A Stock)*	3,900	322,530
Gray Television, Inc.*	65,300	677,161
Grupo Televisa SAB (Mexico)	47,200	314,896
Harte-Hanks, Inc.	62,689	554,171
ITV PLC (United Kingdom)	1,651,001	5,274,946
JCDecaux SA (France)	25,827	1,130,338
Journal Communications, Inc. (Class A Stock)*	23,900	211,754
Live Nation Entertainment, Inc.*	6,800	147,900
Meredith Corp.	26,300	1,221,109
Metropole Television SA (France)	15,662	340,699
Morningstar, Inc.	26,600	2,101,932
Naspers Ltd. (South Africa) (Class N Stock)	2,783	306,667
News Corp. (Class A Stock)*	105,800	1,821,876
ProSiebenSat.1 Media AG (Germany)(a)	49,395	2,265,722
REA Group Ltd. (Australia)	58,718	2,660,718
RTL Group SA (Germany)	2,238	254,887
Technicolor SA (France)*	15,373	110,899
Trinity Mirror PLC (United Kingdom)*	175,725	565,242
Twenty-First Century Fox, Inc.	242,800	7,762,316
Viacom, Inc. (Class B Stock)	106,900	9,085,431
Walt Disney Co. (The)	306,600	24,549,462
Wiley, (John) & Sons, Inc. (Class A Stock)	21,400	1,233,496

		102,734,828

Metals & Mining — 1.2%
African Rainbow Minerals Ltd. (South Africa)	1,466	28,999
Assore Ltd. (South Africa)	6,722	260,506
BC Iron Ltd. (Australia)	114,395	503,624
BHP Billiton Ltd. (Australia)	188,780	6,398,765
BHP Billiton PLC (United Kingdom)	267,623	8,263,790
Centamin PLC (Egypt)*	1,075,356	908,050
Century Aluminum Co.*	32,400	428,004
Cia Siderurgica Nacional SA (Brazil)	46,000	200,097
Coeur Mining, Inc.*	30,100	279,629
Commercial Metals Co.	51,000	962,880
Compass Minerals International, Inc.	18,600	1,534,872
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	227,941	294,016
Ferrexpo PLC (United Kingdom)	554,744	1,431,845
Fortescue Metals Group Ltd. (Australia)	1,123,210	5,499,119
Freeport-McMoRan Copper & Gold, Inc.	413,300	13,667,831
Globe Specialty Metals, Inc.	164,700	3,429,054
Highland Gold Mining Ltd. (United Kingdom)	161,732	193,086

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Hyundai Hysco Co. Ltd. (South Korea)	3,030	$157,369
Hyundai Steel Co. (South Korea)	4,335	281,185
JFE Holdings, Inc. (Japan)	28,400	533,653
Jiangxi Copper Co. Ltd. (China) (Class H Stock)	19,000	32,016
Kobe Steel Ltd. (Japan)	142,000	188,441
Kumba Iron Ore Ltd. (South Africa)	1,096	39,273
Materion Corp.	2,800	95,004
Mitsui Mining & Smelting Co. Ltd. (Japan)	37,000	85,404
Mount Gibson Iron Ltd. (Australia)	675,751	572,425
Nippon Steel & Sumitomo Metal Corp. (Japan)	761,000	2,076,599
Noranda Aluminum Holding Corp.	28,700	117,957
Olympic Steel, Inc.	2,400	68,880
POSCO (South Korea)	915	255,459
Reliance Steel & Aluminum Co.	96,638	6,828,441
Rio Tinto PLC (United Kingdom)	61,995	3,457,300
Southern Copper Corp.	114,400	3,330,184
Steel Dynamics, Inc.	156,900	2,791,251
Sumitomo Metal Mining Co. Ltd. (Japan)	364,000	4,562,335
Tata Steel Ltd. (India), GDR, RegS	14,772	95,944
Vale SA (Brazil)	45,300	628,091
Voestalpine AG (Austria)	54,549	2,400,648
Worthington Industries, Inc.	192,600	7,366,950

		80,248,976

Multiline Retail — 0.5%
Big Lots, Inc.*	70,000	2,650,900
Dillard’s, Inc. (Class A Stock)	26,400	2,439,360
Kohl’s Corp.(a)	15,300	869,040
Lotte Shopping Co. Ltd. (South Korea)	810	255,140
Macy’s, Inc.	337,200	19,992,588
Next PLC (United Kingdom)	57,945	6,376,849

		32,583,877

Multi-Utilities — 0.6%
Alliant Energy Corp.	59,764	3,395,193
Avista Corp.	53,941	1,653,292
Centrica PLC (United Kingdom)	388,959	2,139,826
CMS Energy Corp.	24,200	708,576
DTE Energy Co.	62,300	4,628,267
E.ON SE (Germany)	222,356	4,342,658
GDF Suez (France)	266,387	7,287,055
Iren SpA (Italy)	760,013	1,372,097
MDU Resources Group, Inc.	39,000	1,338,090
National Grid PLC (United Kingdom)	220,714	3,032,943
NorthWestern Corp.	2,200	104,346
Public Service Enterprise Group, Inc.(a)	16,600	633,124
SCANA Corp.	114,863	5,894,769
Vectren Corp.	73,600	2,899,104

		39,429,340

Oil, Gas & Consumable Fuels — 5.3%
Adams Resources & Energy, Inc.	3,300	191,136
Anadarko Petroleum Corp.	158,400	13,425,984
Apache Corp.	171,700	14,242,515
BP PLC (United Kingdom)	1,706,329	13,710,356
Callon Petroleum Co.*	29,800	249,426
Chevron Corp.	360,200	42,831,382
China Petroleum & Chemical Corp. (China) (Class H Stock)	381,300	341,059

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Cimarex Energy Co.	54,800	$6,527,228
Clayton Williams Energy, Inc.*	3,000	339,030
CNOOC Ltd. (China) (Class H Stock)	247,000	373,964
ConocoPhillips	388,500	27,330,975
CVR Energy, Inc.	14,200	599,950
Delek Group Ltd. (Israel)	3,038	1,213,516
Delek US Holdings, Inc.	76,700	2,227,368
Eni SpA (Italy)	259,854	6,516,235
EOG Resources, Inc.	106,100	20,813,637
EQT Corp	65,000	6,303,050
Evolution Petroleum Corp.	21,600	274,968
Exxon Mobil Corp.	574,900	56,156,232
Gazprom OAO (Russia), ADR	119,574	920,720
Hallador Energy Co.	8,800	75,240
Hollyfrontier Corp.	159,100	7,569,978
Idemitsu Kosan Co. Ltd. (Japan)	5,100	104,911
Japan Petroleum Exploration Co. (Japan)	2,300	76,579
JX Holdings, Inc. (Japan)	128,000	617,093
Kinder Morgan, Inc.	166,800	5,419,332
Lukoil OAO (Russia), ADR	11,980	665,609
Marathon Oil Corp.	303,625	10,784,760
Marathon Petroleum Corp.	96,400	8,390,656
Matador Resources Co.*	7,100	173,879
Neste Oil Oyj (Finland)(a)	137,685	2,807,304
NovaTek OAO (Russia), GDR, RegS	1,044	114,840
Occidental Petroleum Corp.	91,500	8,719,035
OMV AG (Austria)	73,194	3,322,410
Panhandle Oil and Gas, Inc. (Class A Stock)	1,800	78,498
PetroChina Co. Ltd. (China) (Class H Stock)	58,000	63,001
Petroleo Brasileiro SA (Brazil)	50,000	329,440
Phillips 66	268,800	20,713,728
Polskie Gornictwo Naftowe I Gazownictwo SA (Poland)	24,097	35,395
PTT Exploration & Production PCL (Thailand)	72,200	349,427
Reliance Industries Ltd. (India), GDR, 144A	17,977	557,287
Renewable Energy Group, Inc.*	83,200	996,736
REX American Resources Corp.*	15,700	895,685
Rosneft OAO (Russia), GDR, RegS	15,490	103,148
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	215,843	7,886,375
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	150,467	5,874,255
Sasol Ltd. (South Africa)	12,876	720,099
Showa Shell Sekiyu KK (Japan)	179,000	1,598,319
SM Energy Co.	78,700	5,610,523
Soco International PLC (United Kingdom)*	16,306	107,766
Statoil ASA (Norway)	12,953	365,465
Surgutneftegaz OJSC (Russia), ADR	8,015	59,071
Targa Resources Corp	26,800	2,660,168
Tatneft OAO (Russia), ADR	4,525	155,027
Total SA (France)	197,709	13,014,182
Ultrapar Participacoes SA (Brazil)	12,500	300,518
Vaalco Energy, Inc.*	74,300	635,265
Valero Energy Corp.	262,300	13,928,130
Warren Resources, Inc.*	33,100	158,880
Western Refining, Inc.	42,300	1,632,780
Woodside Petroleum Ltd. (Australia)	38,614	1,398,194

		343,657,719

	Shares	Value
COMMON STOCKS (Continued)
Paper & Forest Products — 0.2%
Altri SGPS SA (Portugal)	123,116	$447,216
Clearwater Paper Corp.*	75,600	4,737,852
Domtar Corp.(a)	49,000	5,498,780
Mondi PLC (United Kingdom)	71,434	1,251,778
Neenah Paper, Inc.	15,700	812,004
Oji Holdings Corp. (Japan)	39,000	174,443
P.H. Glatfelter Co.	29,300	797,546
Portucel SA (Portugal)	65,063	296,063
Stora Enso OYJ (Finland) (Class R Stock)	31,490	337,018
UPM-Kymmene OYJ (Finland)	13,752	235,283

		14,587,983

Personal Products — 0.1%
Avon Products, Inc.	470,700	6,891,048
Inter Parfums, Inc.	5,900	213,639
Medifast, Inc.*	13,754	400,104
USANA Health Sciences, Inc.*(a)	4,600	346,564

		7,851,355

Pharmaceuticals — 3.8%
AbbVie, Inc.	189,700	9,750,580
Allergan, Inc.	181,700	22,548,970
Aspen Pharmacare Holdings Ltd. (South Africa)	1,232	32,879
AstraZeneca PLC (United Kingdom)	7,161	464,223
Bayer AG (Germany)	12,792	1,732,350
Boiron SA (France)	3,329	270,587
CSPC Pharmaceutical Group Ltd. (China)	24,000	21,260
Daiichi Sankyo Co. Ltd. (Japan)	38,800	653,798
Depomed, Inc.*	10,100	146,450
Dr Reddy’s Laboratories Ltd. (India), ADR	7,200	316,080
Eli Lilly & Co.	177,600	10,453,536
GlaxoSmithKline PLC (United Kingdom)	284,704	7,591,676
Jazz Pharmaceuticals PLC*	83,000	11,510,440
Johnson & Johnson	601,200	59,055,876
Kyowa Hakko Kirin Co. Ltd. (Japan)	13,000	138,520
Lannett Co., Inc.*	79,500	2,839,740
Merck & Co., Inc.	237,900	13,505,583
Merck KGaA (Germany)	4,931	830,416
Novartis AG (Switzerland)	147,173	12,496,154
Novo Nordisk A/S (Denmark) (Class B Stock)	94,245	4,291,189
Orion OYJ (Finland) (Class B Stock)	19,088	576,266
Otsuka Holdings Co. Ltd. (Japan)	176,500	5,280,042
Pfizer, Inc.	1,175,200	37,747,424
Prestige Brands Holdings, Inc.*	65,000	1,771,250
Questcor Pharmaceuticals, Inc.(a)	10,800	701,244
Recordati SpA (Italy)	124,263	2,174,136
Richter Gedeon Nyrt (Hungary)	1,879	32,776
Roche Holding AG (Switzerland)	55,875	16,805,176
Salix Pharmaceuticals Ltd.*(a)	69,900	7,242,339
Sanofi (France)	35,111	3,669,089
Shionogi & Co. Ltd. (Japan)	193,400	3,575,387
Shire PLC (Ireland)	32,092	1,588,713
Sihuan Pharmaceutical Holdings Group Ltd. (China)	26,000	31,409
Stada Arzneimittel AG (Germany)	3,490	149,498
Taisho Pharmaceutical Holdings Co. Ltd. (Japan)	1,700	136,916
Teva Pharmaceutical Industries Ltd. (Israel)	144,618	7,621,465

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Zoetis, Inc.	63,700	$1,843,478

		249,596,915

Professional Services — 0.3%
Adecco SA (Switzerland)*	2,608	217,054
Amadeus Fire AG (Germany)	3,813	333,720
Bertrandt AG (Germany)	4,423	677,454
Capita PLC (United Kingdom)	230,643	4,217,272
CDI Corp.	4,700	80,605
Exponent, Inc.	8,800	660,528
Huron Consulting Group, Inc.*	18,600	1,178,868
ICF International, Inc.*	6,900	274,689
Insperity, Inc.	4,500	139,410
Manpowergroup, Inc.	96,491	7,606,386
Navigant Consulting, Inc.*	84,746	1,581,360
Nihon M&A Center, Inc. (Japan)	3,900	104,408
On Assignment, Inc.*	28,800	1,111,392
Resources Connection, Inc.	10,300	145,127
VSE Corp.	3,400	179,180
WS Atkins PLC (United Kingdom)	5,832	135,447

		18,642,900

Real Estate Investment Trusts (REITs) — 2.3%
AG Mortgage Investment Trust, Inc.	57,300	1,003,323
Agree Realty Corp.	13,400	407,494
Alexander’s, Inc.	400	144,396
Alexandria Real Estate Equities, Inc.	7,598	551,311
American Assets Trust, Inc.	26,133	881,727
American Campus Communities, Inc.	135,500	5,060,925
American Capital Mortgage Investment Corp.	425,653	7,989,507
Annaly Capital Management, Inc.	1,201,400	13,179,358
Apollo Residential Mortgage, Inc.	92,072	1,494,328
Ares Commercial Real Estate Corp.	20,800	278,928
Ashford Hospitality Prime, Inc.	6,420	97,070
Ashford Hospitality Trust, Inc.	20,800	234,416
Big Yellow Group PLC (United Kingdom)	19,441	177,143
BioMed Realty Trust, Inc.(a)	181,000	3,708,690
British Land Co. PLC (United Kingdom)	135,346	1,476,791
Camden Property Trust	48,800	3,286,192
CapitaCommercial Trust (Singapore)	1,120,000	1,325,934
Cedar Realty Trust, Inc.	72,545	443,250
Chambers Street Properties(a)	519,000	4,032,630
Champion (Hong Kong)	534,000	244,103
Chatham Lodging Trust	10,744	217,244
Chesapeake Lodging Trust	22,000	566,060
Corrections Corp. of America	17,600	551,232
CyrusOne, Inc.	52,133	1,085,931
Derwent London PLC (United Kingdom)	37,851	1,711,093
Dexus Property Group (Australia)	3,118,525	3,075,288
DiamondRock Hospitality Co.	28,300	332,525
Duke Realty Corp.	245,600	4,145,728
Dynex Capital, Inc.	48,408	433,252
Ellington Residential Mortgage REIT	5,100	86,292
Extra Space Storage, Inc.	68,200	3,308,382
Federation Centres Ltd. (Australia)	451,458	989,613
Fibra Uno Administracion SA de CV (Mexico)	50,800	164,359
First Industrial Realty Trust, Inc.	52,800	1,020,096
Franklin Street Properties Corp.	397,654	5,010,440
GEO Group, Inc. (The)	43,497	1,402,343

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
GPT Group (Australia)	99,284	$337,446
Gramercy Property Trust, Inc.	7,200	37,152
Home Properties, Inc.	33,100	1,989,972
Hospitality Properties Trust	387,046	11,115,961
Invesco Mortgage Capital, Inc.	180,977	2,980,692
Investors Real Estate Trust	38,700	347,526
Kite Realty Group Trust	90,200	541,200
Kiwi Income Property Trust (New Zealand)	93,569	90,543
Lexington Realty Trust(a)	143,600	1,566,676
Liberty Property Trust	61,301	2,265,685
Link REIT (The) (Hong Kong)	1,083,500	5,342,855
Mapletree Commercial Trust (Singapore)	800,000	777,676
Mapletree Greater China Commercial Trust (Singapore)	727,000	471,652
Mapletree Industrial Trust (Singapore)	350,000	380,491
Medical Properties Trust, Inc.	30,600	391,374
Monmouth Real Estate Investment Corp. (Class A Stock)	11,400	108,756
One Liberty Properties, Inc.	4,000	85,280
Pennsylvania Real Estate Investment Trust	27,700	499,985
Potlatch Corp.	104,800	4,054,712
Rayonier, Inc.	47,700	2,189,907
Redefine Properties Ltd. (South Africa)	40,917	37,113
Regal Real Estate Investment Trust (Hong Kong)	422,000	118,121
Resource Capital Corp.	392,440	2,185,891
RLJ Lodging Trust	216,070	5,777,712
Senior Housing Properties Trust	233,400	5,244,498
Simon Property Group, Inc.	73,300	12,021,200
SL Green Realty Corp.	4,200	422,604
Starhill Global (Singapore)	159,000	99,997
Strategic Hotels & Resorts, Inc.*	287,900	2,933,701
Summit Hotel Properties, Inc.	90,446	839,339
Sunlight Real Estate Investment Trust (Hong Kong)	429,000	160,613
Taubman Centers, Inc.	69,000	4,884,510
Unibail-Rodamco SE (France)	23,032	5,977,483
Ventas, Inc.	74,000	4,482,180
Westfield Retail Trust (Australia)	612,341	1,695,342
Winthrop Realty Trust	65,500	759,145
ZAIS Financial Corp.	9,510	158,437

		153,490,821

Real Estate Management & Development — 0.5%
Alexander & Baldwin, Inc.	16,300	693,728
Argosy Property Ltd. (New Zealand)	573,496	452,916
Castellum AB (Sweden)	37,200	618,059
CBRE Group, Inc. (Class A Stock)*	247,987	6,802,283
Cheung Kong Holdings Ltd. (Hong Kong)	110,000	1,829,047
China Overseas Land & Investment Ltd. (China)	40,000	103,931
Country Garden Holdings Co. Ltd. (China)	227,000	94,748
Deutsche Euroshop AG (Germany)	36,640	1,668,178
Evergrande Real Estate Group Ltd. (China)	89,000	42,116
Franshion Properties China Ltd. (China)	52,000	17,393
Gazit-Globe Ltd. (Israel)	13,619	175,747
Guangzhou R&F Properties Co. Ltd. (China) (Class H Stock)	154,400	223,516
Hufvudstaden AB (Sweden) (Class A Stock)	20,419	288,048
Hysan Development Co. Ltd. (Hong Kong)	222,000	968,744
Jones Lang LaSalle, Inc.	145,489	17,240,447

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Management & Development (cont’d.)
Klovern AB (Sweden)	52,636	$281,656
Kowloon Development Co. Ltd. (Hong Kong)	188,000	227,536
Mobimo Holding AG (Switzerland)*	2,108	447,536
Poly Property Group Co. Ltd. (China)	471,000	208,696
PSP Swiss Property AG (Switzerland)*	18,414	1,730,692
Shimao Property Holdings Ltd. (Hong Kong)	135,000	297,191
Sino-Ocean Land Holdings Ltd. (China)	440,000	241,095
SOHO China Ltd. (China)	25,500	20,981
Tejon Ranch Co.*	1,400	47,362
Wallenstam AB (Sweden) (Class B Stock)	5,231	85,777
Wheelock & Co. Ltd. (Hong Kong)	196,000	768,153
Wihlborgs Fastigheter AB (Sweden)	6,288	122,492

		35,698,068

Road & Rail — 0.9%
AMERCO	6,100	1,415,932
BTS Group Holdings PCL (Thailand)	79,600	20,612
ComfortDelGro Corp. Ltd. (Singapore)	109,000	172,417
CSX Corp.	328,100	9,505,057
J.B. Hunt Transport Services, Inc.	23,500	1,690,120
Nippon Express Co. Ltd. (Japan)	45,000	220,080
Nippon Konpo Unyu Soko Co. Ltd. (Japan)	23,700	417,946
Norfolk Southern Corp.(a)	92,600	8,997,942
Old Dominion Freight Line, Inc.*(a)	73,200	4,153,368
Saia, Inc.*	23,529	899,043
Sixt SE (Germany)	6,845	273,090
Union Pacific Corp.	142,800	26,797,848
West Japan Railway Co. (Japan)	33,600	1,371,429

		55,934,884

Semiconductors & Semiconductor Equipment — 1.5%
ASM International NV (Netherlands)	56,546	2,267,262
Brooks Automation, Inc.	15,800	172,694
Cabot Microelectronics Corp.*	22,900	1,007,600
Cirrus Logic, Inc.*(a)	3,400	67,558
Diodes, Inc.*	3,600	94,032
Entegris, Inc.*	11,600	140,476
Inphi Corp.*	4,600	74,014
Integrated Device Technology, Inc.*	593,900	7,263,397
Intel Corp.	1,361,900	35,150,639
Intersil Corp. (Class A Stock)	281,200	3,633,104
KLA-Tencor Corp.	74,700	5,164,758
Kopin Corp.*	14,976	56,609
Lattice Semiconductor Corp.*	28,600	224,224
Linear Technology Corp.(a)	130,300	6,344,307
MediaTek, Inc. (Taiwan)	36,000	532,861
Melexis NV (Belgium)	5,328	206,269
MKS Instruments, Inc.	33,600	1,004,304
Pericom Semiconductor Corp.*	13,900	108,837
PMC - Sierra, Inc.*	114,538	871,634
Power Integrations, Inc.(a)	29,200	1,920,776
RF Micro Devices, Inc.*	1,080,600	8,515,128
Rohm Co. Ltd. (Japan)	5,500	245,588
Samsung Electronics Co. Ltd. (South Korea)	1,538	1,944,298
Semtech Corp.*	146,800	3,719,912
Silicon Image, Inc.*	221,900	1,531,110
SK Hynix, Inc. (South Korea)*	14,060	477,068
Skyworks Solutions, Inc.*	427,000	16,021,040
Supertex, Inc.*	4,000	131,920

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	258,000	$1,015,112
Ultra Clean Holdings, Inc.*	41,000	539,150
Vanguard International Semiconductor Corp. (Taiwan)	252,000	376,778

		100,822,459

Software — 2.6%
ANSYS, Inc.*	115,500	8,895,810
Aspen Technology, Inc.*	24,200	1,025,112
CA, Inc.	236,189	7,314,773
Comverse, Inc.*	41,300	1,428,154
Fair Isaac Corp	16,754	926,831
Informatica Corp.*	90,100	3,403,978
Intuit, Inc.	54,700	4,251,831
Manhattan Associates, Inc.*	174,100	6,098,723
Mentor Graphics Corp.	16,600	365,532
Microsoft Corp.	1,232,300	50,511,977
MicroStrategy, Inc. (Class A Stock)*	8,500	980,815
NetScout Systems, Inc.*	14,343	539,010
NHN Entertainment Corp. (South Korea)*	170	15,380
Oracle Corp.	957,900	39,187,689
Pegasystems, Inc.	45,500	1,607,060
Progress Software Corp.*	76,900	1,676,420
PTC, Inc.*	177,600	6,292,368
Rovi Corp.*	74,300	1,692,554
Software AG (Germany)	2,563	92,995
Solera Holdings, Inc.	83,063	5,261,210
SS&C Technologies Holdings, Inc.*	56,500	2,261,130
Symantec Corp.	577,800	11,538,666
Synopsys, Inc.*	172,545	6,627,453
Telenav, Inc.*	7,800	46,488
Temenos Group AG (Switzerland)	40,950	1,442,774
TIBCO Software, Inc.*	247,200	5,023,104
Verint Systems, Inc.*	21,300	999,609

		169,507,446

Specialty Retail — 1.5%
Aaron’s, Inc.(a)	39,200	1,185,408
American Eagle Outfitters, Inc.	162,100	1,984,104
ANN, Inc.*	20,500	850,340
Aoyama Trading Co. Ltd. (Japan)	55,000	1,443,909
Ascena Retail Group, Inc.*	70,900	1,225,152
Bed Bath & Beyond, Inc.*(a)	180,800	12,439,040
Best Buy Co., Inc.	563,800	14,889,958
Big 5 Sporting Goods Corp.	21,400	343,470
Bilia AB (Sweden) (Class A Stock)	17,620	564,674
Cato Corp. (The) (Class A Stock)	14,500	392,080
Chico’s FAS, Inc.	156,370	2,506,611
Citi Trends, Inc.*	22,800	371,412
CST Brands, Inc.	18,500	577,940
Destination Maternity Corp.	33,431	916,009
Dixons Retail PLC (United Kingdom)*	2,698,788	2,217,381
Express, Inc.*	231,295	3,672,965
Finish Line, Inc. (The) (Class A Stock)	24,500	663,705
Foot Locker, Inc.	252,434	11,859,350
GameStop Corp. (Class A Stock)(a)	186,000	7,644,600
Gap, Inc. (The)	62,439	2,501,306
GOME Electrical Appliances Holding Ltd. (China)	862,000	145,874
Groupe FNAC SA (France)*	4,959	256,124

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
Guess?, Inc.	64,200	$1,771,920
Halfords Group PLC (United Kingdom)	115,411	889,430
Haverty Furniture Cos., Inc.	10,700	317,790
Home Depot, Inc. (The)	125,000	9,891,250
Hotai Motor Co. Ltd. (Taiwan)	10,000	120,947
Lithia Motors, Inc. (Class A Stock)	6,200	412,052
Lookers PLC (United Kingdom)	190,829	476,412
New York & Co., Inc.*	39,000	171,210
Pier 1 Imports, Inc.(a)	13,700	258,656
Rent-A-Center, Inc.	68,700	1,827,420
Ross Stores, Inc.	92,000	6,582,600
Select Comfort Corp.*(a)	12,400	224,192
Tilly’s, Inc. (Class A Stock)*	12,710	148,707
TJX Cos., Inc. (The)	85,800	5,203,770
WH Smith PLC (United Kingdom)	7,139	143,208
Zumiez, Inc.*	32,200	780,528

		97,871,504

Technology Hardware, Storage & Peripherals — 2.2%
Apple, Inc.	149,400	80,188,956
Asustek Computer, Inc. (Taiwan)	35,000	346,810
Brother Industries Ltd. (Japan)	14,000	195,751
Catcher Technology Co. Ltd. (Taiwan)	60,000	435,652
Electronics For Imaging, Inc.*	40,623	1,759,382
Hewlett-Packard Co.	865,000	27,991,400
Immersion Corp.*	38,000	400,900
Inventec Corp. (Taiwan)	248,000	244,803
Lexmark International, Inc. (Class A Stock)(a)	60,100	2,782,029
NetApp, Inc.	121,000	4,464,900
QLogic Corp.*	36,500	465,375
Seiko Epson Corp. (Japan)	229,600	7,174,255
Western Digital Corp.	161,500	14,828,930
Wincor Nixdorf AG (Germany)	18,393	1,321,942

		142,601,085

Textiles, Apparel & Luxury Goods — 0.8%
Anta Sports Products Ltd. (China)	11,500	19,197
Carter’s, Inc.	44,800	3,478,720
Coach, Inc.	50,700	2,517,762
Culp, Inc.	9,700	191,478
Deckers Outdoor Corp.*	30,700	2,447,711
Eclat Textile Co. Ltd. (Taiwan)	24,000	278,260
G-III Apparel Group Ltd.*	16,600	1,188,228
Hanesbrands, Inc.(a)	34,800	2,661,504
Michael Kors Holdings Ltd.*	203,700	18,999,099
Pandora A/S (Denmark)	77,525	5,116,523
Pou Chen Corp. (Taiwan)	106,000	150,006
Ralph Lauren Corp.	17,600	2,832,368
RG Barry Corp.	10,700	202,016
Steven Madden Ltd.*	112,500	4,047,750
Swatch Group AG (The) (Switzerland)	2,520	292,230
VF Corp.	91,700	5,674,396

		50,097,248

Thrifts & Mortgage Finance — 0.2%
Brookline Bancorp, Inc.	39,500	372,090
Capitol Federal Financial, Inc.	75,000	941,250
Charter Financial Corp.	19,422	209,952
Federal Agricultural Mortgage Corp. (Class C Stock)	5,900	196,175

	Shares	Value
COMMON STOCKS (Continued)
Thrifts & Mortgage Finance (cont’d.)
First Defiance Financial Corp.	4,600	$124,752
Flagstar Bancorp, Inc.*	9,500	211,090
Home Loan Servicing Solutions Ltd	78,400	1,693,440
Northfield Bancorp, Inc.	30,953	398,056
OceanFirst Financial Corp.	9,900	175,131
Oritani Financial Corp.	14,100	222,921
Paragon Group of Cos. PLC (United Kingdom)	366,611	2,520,836
Provident Financial Services, Inc.	16,600	304,942
Radian Group, Inc.	11,300	169,839
Territorial Bancorp, Inc.	3,000	64,800
Washington Federal, Inc.	139,245	3,244,409
Westfield Financial, Inc.	4,200	31,290

		10,880,973

Tobacco — 0.6%
Altria Group, Inc.	392,100	14,676,303
British American Tobacco Malaysia Bhd (Malaysia)	15,300	276,998
British American Tobacco PLC (United Kingdom)	107,175	5,978,797
ITC Ltd. (India), GDR, RegS	8,124	47,818
Japan Tobacco, Inc. (Japan)	184,900	5,803,533
KT&G Corp. (South Korea)	5,121	385,699
Lorillard, Inc.	36,100	1,952,288
Philip Morris International, Inc.	120,100	9,832,587
Souza Cruz SA (Brazil)	5,100	46,190

		39,000,213

Trading Companies & Distributors — 0.6%
Aceto Corp.	66,300	1,331,967
Applied Industrial Technologies, Inc.	13,900	670,536
Ashtead Group PLC (United Kingdom)	113,408	1,801,084
Barloworld Ltd. (South Africa)	28,038	293,634
Cramo OYJ (Finland)*	4,003	84,180
DXP Enterprises, Inc.*	11,900	1,129,667
H&E Equipment Services, Inc.*	4,700	190,115
Hanwa Co. Ltd. (Japan)	22,000	85,299
Houston Wire & Cable Co.	4,500	59,085
ITOCHU Corp. (Japan)	86,600	1,013,257
Kaman Corp.	6,100	248,148
Kuroda Electric Co. Ltd. (Japan)	15,500	251,139
Marubeni Corp. (Japan)	738,000	4,954,303
Mitsubishi Corp. (Japan)	305,500	5,666,970
Mitsui & Co. Ltd. (Japan)	99,800	1,410,530
MRC Global, Inc.*	143,000	3,855,280
Sojitz Corp. (Japan)	528,700	901,322
Sumitomo Corp. (Japan)	187,600	2,385,441
Travis Perkins PLC (United Kingdom)	35,054	1,103,765
United Rentals, Inc.*(a)	13,200	1,253,208
W.W. Grainger, Inc.	17,795	4,496,085
Watsco, Inc.	30,200	3,017,282

		36,202,297

Transportation Infrastructure — 0.1%
Abertis Infraestructuras SA (Spain)	182,749	4,176,771
Airports of Thailand PCL (Thailand)	5,600	33,490
ASTM SpA (Italy)	29,944	508,165
Atlantia SpA (Italy)	21,956	564,154
Auckland International Airport Ltd. (New Zealand)*	333,783	1,104,306

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Transportation Infrastructure (cont’d.)
Beijing Capital International Airport Co. Ltd. (China) (Class H Stock)	26,000	$17,896
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	4,400	25,762
Grupo Aeroportuario del Sureste SAB de CV (Mexico) (Class B Stock)	2,000	24,566
Jiangsu Expressway Co. Ltd. (China) (Class H Stock)	16,000	18,240
TAV Havalimanlari Holding A/S (Turkey)	5,660	45,551
Zhejiang Expressway Co. Ltd. (China) (Class H Stock)	18,000	16,399

		6,535,300

Water Utilities
Aguas Andinas SA (Chile) (Class A Stock)	32,665	20,479
American States Water Co.	39,800	1,285,142
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)	4,500	41,747
Connecticut Water Service, Inc	6,515	222,617
Middlesex Water Co.	2,700	58,914

		1,628,899

Wireless Telecommunication Services — 0.3%
America Movil SAB de CV (Mexico) (Class L Stock)	629,600	627,888
Cellcom Israel Ltd. (Israel)	11,781	161,528
China Mobile Ltd. (China)	57,500	527,932
DiGi.Com Bhd (Malaysia)	26,100	43,116
Freenet AG (Germany)	111,732	3,910,695
Globe Telecom, Inc. (Philippines)	455	16,902
KDDI Corp. (Japan)	99,300	5,765,855
MegaFon OAO (Russia), GDR, RegS	1,158	32,598
Millicom International Cellular SA (Luxembourg), SDR	3,781	385,103
MTN Group Ltd. (South Africa)	23,372	478,354
NTT DoCoMo, Inc. (Japan)	89,000	1,402,417
Shenandoah Telecommunications Co.	8,400	271,236
Sistema JSFC (Russia), GDR, RegS	12,595	283,513
SK Telecom Co. Ltd. (South Korea)	1,626	329,978
Sonaecom - SGPS SA (Portugal)	82,950	246,802
Telephone & Data Systems, Inc.	22,297	584,404
Turkcell Iletisim Hizmet A/S (Turkey)*	10,774	60,351
USA Mobility, Inc.	24,633	447,582
Vodafone Group PLC (United Kingdom)	800,038	2,941,979

		18,518,233

TOTAL COMMON STOCKS (cost $4,234,160,449)		4,716,074,963

EXCHANGE TRADED FUNDS — 0.7%
iShares MSCI EAFE ETF(a)	600,000	40,302,000
iShares MSCI EAFE Small-Cap Index Fund(a)	106,000	5,533,200
iShares MSCI Emerging Markets Index Fund(a)	75,000	3,074,250

TOTAL EXCHANGE TRADED FUNDS (cost $47,401,049)		48,909,450

PREFERRED STOCKS — 0.1%
Automobiles
Bayerische Motoren Werke AG (Germany) (PRFC)	3,128	295,547

	Shares	Value
PREFERRED STOCKS (Continued)
Automobiles (cont’d.)
Hyundai Motor Co. (South Korea) (2nd PRFC)	600	$85,797
Hyundai Motor Co. (South Korea) (PRFC)	600	76,744

		458,088

Banks — 0.1%
Banco Bradesco SA (Brazil) (PRFC)	35,200	482,158
Banco Davivienda SA (Colombia) (PRFC)	22,295	283,784
Grupo Aval Acciones y Valores (Colombia) (PRFC)	68,668	45,095
Itau Unibanco Holding SA (Brazil) (PRFC)	33,440	498,726

		1,309,763

Containers & Packaging
Klabin SA (Brazil) (PRFC)	32,500	33,660

Diversified Telecommunication Services
Oi SA (Brazil) (PRFC)	44,100	60,251

Electric Utilities
Cia Energetica de Minas Gerais (Brazil) (PRFC)	2,614	17,672
Cia Paranaense de Energia (Brazil) (PRFC B),	24,900	327,025

		344,697

Food & Staples Retailing
Cia Brasileira de Distribuicao Grupo Pao de Acucar (Brazil) (PRFC)	1,600	69,973

Food Products
Leroy Seafood Group ASA (Norway), 1.000%	12,045	390,898

Metals & Mining
Metalurgica Gerdau SA (Brazil) (PRFC)	3,500	26,655
Vale SA (Brazil) (PRFC)	15,000	187,087

		213,742

Oil, Gas & Consumable Fuels
Petroleo Brasileiro SA (Brazil) (PRFC)	50,500	349,427

Semiconductors & Semiconductor Equipment
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	200	199,235

TOTAL PREFERRED STOCKS (cost $3,322,553)		3,429,734

	Units
RIGHTS*
Banks
Taishin Financial Holding Co. Ltd. (Taiwan), expiring 04/03/14	4,021	238

Transportation Infrastructure
Mota-Engil Africa SGPS SA (Portugal)(g)	44,553	—

TOTAL RIGHTS (cost $24,161)		238

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 2.8%
Collateralized Loan Obligations — 1.4%
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A1, 144A
1.432%(c)	07/13/25	5,200	5,127,757
Series 2013-1A, Class A2B, 144A
3.500%	07/13/25	4,650	4,598,281
Series 2014-3A, Class A1, 144A
1.735%(c)	04/28/26	4,600	4,565,040
Series 2014-3A, Class A2A, 144A
2.485%(c)	04/28/26	1,200	1,185,720
Ares VIR CLO Ltd.,
Series 2006-6RA, Class A1C, 144A
0.624%(c)	03/12/18	4,000	3,958,340
Ares XVI CLO Ltd. (Cayman Islands),
Series 2011-16A, Class AR, 144A
1.216%(c)	05/17/21	6,378	6,342,405
ARES XXVI CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A, 144A
1.339%(c)	04/15/25	2,400	2,358,779
Babson CLO Ltd. (Cayman Islands),
Series 2013-IA, Class A, 144A
1.337%(c)	04/20/25	2,800	2,751,585
Series 2013-IA, Class B, 144A
1.837%(c)	04/20/25	5,000	4,785,899
Battalion CLO IV Ltd. (Cayman Islands),
Series 2013-4A, Class A1, 144A
1.637%(c)	10/22/25	2,900	2,885,587
Battalion CLO Ltd. (Cayman Islands),
Series 2014-5A, Class A1, 144A
0.100%(c)	04/17/26	2,800	2,793,000
Series 2014-5A, Class A2A, 144A
0.100%(c)	04/17/26	1,000	987,900
Series 2014-5A, Class A2B, 144A
4.410%	04/17/26	500	493,950
Benefit Street Partners CLO II Ltd. (Cayman Islands),
Series 2013-IIA, Class A1, 144A
1.439%(c)	07/15/24	5,650	5,573,001
Series 2013-IIA, Class A2B, 144A
3.339%	07/15/24	5,000	4,899,749
BMI CLO I (Cayman Islands),
Series 2013-1AR, Class A1R, 144A
1.175%(c)	08/01/21	5,430	5,390,769
Fairway Loan Funding Co. (Cayman Islands),
Series 2006-1A, Class A1L, 144A
0.478%(c)	10/17/18	1,582	1,579,519
KVK CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1, 144A
2.160%(c)	05/15/26	2,300	2,293,100
Series 2014-1A, Class A2, 144A
3.670%	05/15/26	500	499,750
Magnetite VI Ltd. (Cayman Islands),
Series 2012-6A, Class A, 144A
1.733%(c)	09/15/23	4,900	4,894,468
Mayport CLO Ltd. (Cayman Islands),
Series 2006-1A, Class A1L, 144A
0.486%(c)	02/22/20	836	832,604
Mountain View CLO III Ltd.,
Series 2007-3A, Class A1, 144A
0.452%(c)	04/16/21	4,361	4,304,060

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Octagon Investment Partners XVI Ltd. (Cayman Islands),
Series 2013-1A, Class A, 144A
1.358%(c)	07/17/25	6,500	$6,359,821
OZLM Funding IV Ltd. (Cayman Islands),
Series 2013-4A, Class A1, 144A
1.387%(c)	07/22/25	2,200	2,165,250
Regatta III Funding Ltd. (Cayman Islands),
Series 2014-1A, Class A1A, 144A
1.756%(c)	04/15/26	5,150	5,132,490
Series 2014-1A, Class A2, 144A
2.336%(c)	04/15/26	1,300	1,276,444
Tyron Park CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A1, 144A
1.359%(c)	07/15/25	5,500	5,406,103

			93,441,371

Non-Residential Mortgage-Backed Securities — 0.2%
Chase Issuance Trust,
Series 2007-C1, Class C1
0.615%(c)	04/15/19	5,000	4,955,325
Citibank Credit Card Issuance Trust,
Series 2005-C2, Class C2
0.625%(c)	03/24/17	3,500	3,498,404

			8,453,729

Residential Mortgage-Backed Securities — 1.2%
Accredited Mortgage Loan Trust,
Series 2004-3, Class 2A5
1.234%(c)	10/25/34	4,113	3,934,290
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2005-R6, Class M1
0.754%(c)	08/25/35	3,200	3,103,165
Argent Securities, Inc.,
Series 2003-W5, Class AV2
0.914%(c)	10/25/33	958	820,215
Series 2003-W7, Class A2
0.934%(c)	03/25/34	791	732,392
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE1, Class M2
3.680%(c)	01/15/33	954	975,394
Series 2005-HE1, Class M1
0.904%(c)	03/25/35	8,056	7,681,107
Bear Stearns Asset-Backed Securities Trust,
Series 2004-SD2, Class A1
3.574%(c)	03/25/44	1,823	1,830,559
Chase Funding Trust,
Series 2003-1, Class 2A2
0.814%(c)	11/25/32	755	712,480
GSAMP Trust,
Series 2004-HE2, Class M1
0.804%(c)	09/25/34	8,610	7,879,366
Home Equity Asset Trust,
Series 2002-1, Class M1
1.474%(c)	11/25/32	2,348	2,182,344
Series 2004-2, Class M1
0.949%(c)	07/25/34	7,680	7,129,074
MASTR Asset-Backed Securities Trust,
Series 2004-HE1, Class M3
1.804%(c)	09/25/34	3,340	3,306,323

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Merrill Lynch Mortgage Investors Trust,
Series 2003-OPT1, Class A3
0.874%(c)	07/25/34	331	$311,071
Series 2004-HE2, Class A1A
0.954%(c)	08/25/35	811	766,484
Series 2005-WMC1, Class M1
0.904%(c)	09/25/35	1,611	1,505,829
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE3, Class M1
1.174%(c)	10/25/33	821	761,817
Series 2004-NC3, Class M1
0.949%(c)	03/25/34	3,810	3,597,322
Series 2005-HE2, Class M1
0.554%(c)	01/25/35	2,000	1,845,474
Morgan Stanley Home Equity Loan Trust,
Series 2005-3, Class M2
0.624%(c)	08/25/35	3,000	2,739,444
Option One Mortgage Acceptance Corp. Asset-Backed Certificates,
Series 2003-4, Class A2
0.794%(c)	07/25/33	1,347	1,244,211
Series 2003-6, Class A2
0.814%(c)	11/25/33	2,691	2,499,370
Option One Mortgage Loan Trust,
Series 2003-1, Class A2
0.994%(c)	02/25/33	2,309	2,135,541
RAMP Series Trust,
Series 2005-EFC2, Class M3
0.644%(c)	07/25/35	9,000	8,463,762
Specialty Underwriting & Residential Finance Trust,
Series 2004-BC1, Class M1
0.919%(c)	02/25/35	1,336	1,260,065
Series 2004-BC4, Class A2C
1.134%(c)	10/25/35	9,284	8,747,249
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2003-BC3, Class M1
1.279%(c)	04/25/33	3,903	3,711,909

			79,876,257

TOTAL ASSET-BACKED SECURITIES (cost $183,869,768)			181,771,357

BANK LOANS(c) — 0.5%
Aerospace & Defense
Sequa Corp.,
Initial Term Loan
5.250%	06/19/17	193	187,989

Automotive
Chrysler Group LLC,
Senior Secured Tranche Term Loan B
3.500%	05/24/17	980	979,900
HHI Holdings, LLC,
First Lien US Term Loan
5.000%	10/05/18	803	806,254

			1,786,154

Banking
AA Group,
Initial Senior Term Loan
3.521%	07/31/18	759	1,260,975

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Capital Goods — 0.1%
ADS Waste Holdings, Inc.,
Tranche Term Loan B-2
3.750%	10/09/19	952	$949,852
Vescap (OGF),
Term Loan
4.707%	10/30/20	1,300	1,809,983
WCA Waste Corp.,
New Term Loan
4.000%	03/23/18	327	326,748
WireCo WorldGroup, Inc.,
Term Loan
6.000%	02/15/17	296	297,347

			3,383,930

Chemicals
Flash Dutch 2 BV & U.S. Coatings,
Term Loan
4.000%	02/01/20	184	183,711
Houghton International, Inc.,
First Lien US Term Loan
4.000%	12/20/19	286	286,554
Univar, Inc.,
Term Loan B
5.000%	06/30/17	790	787,146

			1,257,411

Consumer
Serta Simmons Holdings LLC,
Term Loan
4.250%	10/01/19	776	777,751

Energy - Other
Freif North American Power I LLC,
Term Loan B-1
4.750%	03/29/19	247	248,456
Term Loan C-1
4.750%	03/29/19	39	39,449

			287,905

Foods
Pinnacle Foods Finance LLC,
Tranche Term Loan G
3.250%	04/29/20	424	422,013
Wendy’s International, Inc.,
Term Loan B
3.250%	05/15/19	170	169,023

			591,036

Healthcare & Pharmaceutical — 0.1%
Alere, Inc.,
Incremental Term Loan B1
4.250%	06/30/17	490	492,144
Catalent Pharma Solutions, Inc.,
Refinancing Dollar Term-2 (2017) Loan
4.250%	09/15/17	1,010	1,013,201
Community Health Systems, Inc.,
2021 Term Loan D
4.250%	01/27/21	1,247	1,256,608

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Healthcare & Pharmaceutical (cont’d.)
Convatec, Inc.,
Dollar Term Loan
4.000%	12/22/16		309	$309,334
DJO Finance, LLC,
Tranche Term Loan B
4.750%	09/15/17		785	786,781
Emdeon, Inc.,
Term Loan B-2
3.750%	11/02/18		406	406,282
Grifols SA,
Term Loan
3.236%	03/31/21		1,000	998,750
Kinetic Concepts, Inc.,
Dollar Term Loan E-1
4.000%	05/04/18		444	445,263
Par Pharmaceutical, Inc.,
Term Loan B-2
4.000%	09/30/19		992	992,356
Quintiles Transnational Holdings, Inc.,
Term Loan B-3
3.750%	06/08/18		1,085	1,084,396
Select Medical Corp.,
Series E Tranche Term Loan B
3.750%	06/01/18		220	221,221
Truven Health Analytics, Inc.,
New Tranche Term Loan B
4.500%	06/06/19		985	975,187

				8,981,523

Insurance
Asurion Corp.,
Incremental Tranche Term Loan B-1
4.500%	05/24/19		922	923,727

Media & Entertainment — 0.1%
Intelsat Jackson Holdings SA,
Tranche Term Loan B-2
3.750%	07/01/19		949	950,963
NEP/NCP Holdco, Inc.,
First Lien Amendment No. 3 Incremental Term Loan
4.250%	01/22/20		287	287,818
Sinclair Television Group, Inc.,
Tranche Term Loan B
3.000%	04/09/20		676	669,135
Univision Communications, Inc.,
Replacement First Lien Term Loan
4.000%	03/01/20	(g)	766	765,075

				2,672,991

Metals
Fortescue Metal Group Ltd.,
Term Loan
4.250%	06/30/19		739	744,098

Non-Captive Finance — 0.1%
Flying Fortress, Inc.,
New Term Loan
3.500%	06/30/17		833	830,729
Hamilton Lane Advisors, LLC,
Term Loan
5.250%	02/28/18		456	456,099

Interest Rate	Maturity Date		Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Non-Captive Finance (cont’d.)
iStar Financial, Inc.,
New Term Loan
4.500%	10/15/17		440	$440,810
Scandlines GmbH (European Currency Unit),
Facility B
4.716%	12/03/20		1,500	2,085,601

				3,813,239

Packaging
Reynolds Group Holdings, Inc.,
Incremental U.S. Term Loan
4.000%	12/01/18		532	533,323

Technology — 0.1%
Deltek, Inc.,
First Lien Term Loan, (original cost $326,700; purchase date 10/04/12)(f)
4.500%	10/10/18	(g)	329	329,715
Syniverse Holdings, Inc.,
Term Loan
4.000%	04/23/19		960	959,826
Tranche Term Loan B
4.000%	04/23/19		276	276,429
Trans Union LLC,
Term Loan
4.000%	03/31/21		1,000	1,000,938

				2,566,908

TOTAL BANK LOANS (cost $29,458,597)				29,768,960

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.8%
Banc of America Commercial Mortgage Trust,
Series 2007-5, Class A1A
5.361%	02/10/51		1,397	1,537,619
Banc of America Merrill Lynch Commercial Mortgage, Inc.,
Series 2005-5, Class A4
5.115%(c)	10/10/45		2,000	2,099,962
Citigroup Commercial Mortgage Trust,
Series 2007-C6, Class A4
5.694%(c)	12/10/49		8,000	8,911,752
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD2, Class A4
5.302%(c)	01/15/46		1,676	1,785,451
Series 2007-CD4, Class A4
5.322%	12/11/49		7,500	8,208,083
COBALT CMBS Commercial Mortgage Trust,
Series 2006-C1, Class A4
5.223%	08/15/48		6,943	7,448,439
Commercial Mortgage Pass-Through Certificates,
Series 2013-CR8, Class A4
3.334%	06/10/46		7,000	6,882,820
Series 2013-CR9, Class A3
4.022%	07/10/45		7,000	7,244,363
Series 2013-CR10, Class A3
3.923%	08/10/46		1,600	1,642,923
Commercial Mortgage Trust,
Series 2005-GG5, Class A5
5.224%(c)	04/10/37		470	492,662

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Multifamily Structured Pass-Through Certificates,
Series K008, Class X1, IO
1.663%(c)	06/25/20	14,090	$1,093,122
Series K012, Class A2
4.186%	12/25/20	4,069	4,416,114
Series K029, Class A2
3.320%	02/25/23	3,900	3,953,801
Series K033, Series A2
3.060%	07/25/23	3,000	2,968,347
Series K036, Class X1, IO
0.802%	10/25/23	13,231	784,261
GS Mortgage Securities Trust,
Series 2013-GC12, Class A3
2.860%	06/10/46	7,900	7,513,271
Series 2013-GC13, Class A4
3.871%(c)	07/10/46	4,200	4,302,892
Series 2013-GC14, Class A4
3.955%	08/10/46	4,700	4,851,772
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12, Class A3
3.272%	07/15/45	5,000	5,086,825
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2007-LD12, Class A4
5.882%(c)	02/15/51	660	735,908
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class A4
2.694%	04/15/46	6,750	6,306,066
ML-CFC Commercial Mortgage Trust,
Series 2007-5, Class A4
5.378%	08/12/48	4,947	5,352,341
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C11, Class A3
3.960%	08/15/46	2,000	2,056,122
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C4, Class A3
2.533%	12/10/45	6,836	6,660,246
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C27, Class A3
5.765%(c)	07/15/45	7,097	7,632,145
Series 2006-C28, Class A1A
5.559%	10/15/48	2,124	2,322,028
Series 2007-C32, Class A1A
5.724%(c)	06/15/49	1,900	2,091,674
Wells Fargo Commercial Mortgage Trust,
Series 2013-LC12, Class A3
3.986%	07/15/46	2,600	2,682,163
WFRBS Commercial Mortgage Trust,
Series 2013-C13, Class A3
2.749%	05/15/45	2,850	2,682,768

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $121,025,820)			119,745,940

CORPORATE BONDS — 7.2%
Airlines
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	02/10/24	976	1,146,690

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Automotive — 0.2%
Cummins, Inc.,
Sr. Unsec’d. Notes
4.875%	10/01/43		130	$139,480
Dana Holding Corp.,
Sr. Unsec’d. Notes
6.500%	02/15/19	(a)	1,000	1,067,500
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	(a)	1,040	1,005,705
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.250%	02/03/17		4,500	4,831,704
General Motors Co.,
Sr. Unsec’d. Notes, 144A
4.875%	10/02/23		1,395	1,429,875
6.250%	10/02/43		2,005	2,170,413

				10,644,677

Banking — 2.1%
Bangkok Bank PCL (Thailand),
Sr. Unsec’d. Notes, 144A
3.875%	09/27/22	(a)	1,400	1,344,161
Bank of America Corp.,
Sr. Notes, MTN
4.000%	04/01/24		1,380	1,378,376
Sr. Unsec’d. Notes
1.500%	10/09/15		5,000	5,044,325
Sr. Unsec’d. Notes, MTN
3.300%	01/11/23		4,000	3,856,356
5.000%	01/21/44		695	709,516
5.875%	02/07/42		945	1,092,685
Sub. Notes
6.110%	01/29/37		3,080	3,444,598
Capital One Financial Corp.,
Sr. Unsec’d. Notes
1.000%	11/06/15		7,750	7,760,974
2.150%	03/23/15		4,700	4,770,697
4.750%	07/15/21		2,500	2,738,910
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.875%	10/25/23	(a)	925	918,454
4.450%	01/10/17		3,500	3,780,095
4.950%	11/07/43		700	711,343
5.875%	01/30/42		1,150	1,319,993
8.500%	05/22/19		3,219	4,101,264
Sub. Notes
5.000%	09/15/14		10,400	10,601,396
6.125%	08/25/36		2,700	2,953,862
Discover Bank,
Sr. Unsec’d. Notes
4.200%	08/08/23		2,675	2,742,645
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.625%	01/22/23	(a)	1,000	983,706
6.000%	06/15/20		1,600	1,837,294
6.250%	02/01/41	(a)(h)	5,600	6,649,692
HSBC USA, Inc.,
Sr. Unsec’d. Notes
2.375%	02/13/15		11,700	11,899,543

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banking (cont’d.)
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
2.600%	08/02/18		1,825	$1,837,322
JPMorgan Chase & Co.,
Jr. Sub. Notes
7.900%(c)	04/29/49		1,650	1,864,500
Sr. Unsec’d. Notes
6.400%	05/15/38		6,400	7,931,597
JPMorgan Chase Bank NA,
Sub. Notes
6.000%	10/01/17		4,000	4,556,472
KeyCorp,
Sr. Unsec’d. Notes, MTN
3.750%	08/13/15		5,200	5,402,878
Lloyds Bank PLC (United Kingdom),
Bank Gtd. Notes
2.300%	11/27/18	(a)	750	749,258
Bank Gtd. Notes, MTN, 144A
5.800%	01/13/20		2,500	2,867,030
Merrill Lynch & Co., Inc.,
Sr. Unsec’d. Notes, MTN
5.000%	01/15/15		2,000	2,068,958
6.875%	04/25/18	(a)	4,900	5,778,619
Morgan Stanley,
Sr. Unsec’d. Notes
6.375%	07/24/42		3,700	4,513,523
Sr. Unsec’d. Notes, MTN
5.500%	07/28/21		5,900	6,666,233
PNC Bank NA,
Sub. Notes
3.800%	07/25/23		685	691,131
4.200%	11/01/25		2,005	2,055,708
Sumitomo Mitsui Banking Corp. (Japan),
Bank Gtd. Notes
2.450%	01/10/19		1,695	1,710,560
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
2.350%	11/01/18		1,715	1,715,612
Wells Fargo Bank NA,
Sub. Notes
5.950%	08/26/36		5,815	7,037,714

				138,087,000

Building Materials & Construction
Cemex Espana Luxembourg (Mexico),
Sr. Sec’d. Notes, 144A
9.875%	04/30/19		580	672,800
Odebrecht Finance Ltd. (Brazil),
Gtd. Notes, 144A
5.125%	06/26/22		300	299,250

				972,050

Cable — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
5.750%	01/15/24	(a)	2,000	1,985,000
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22		4,400	6,235,662

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Cable (cont’d.)
CSC Holdings LLC,
Sr. Unsec’d. Notes
7.625%	07/15/18		700	$813,750
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
4.750%	10/01/14		9,900	10,093,575
Time Warner Cable, Inc.,
Gtd. Notes
8.250%	04/01/19		2,300	2,865,699
Videotron Ltee (Canada),
Gtd. Notes
5.000%	07/15/22		1,900	1,904,750

				23,898,436

Capital Goods — 0.1%
ERAC USA Finance LLC,
Gtd. Notes, 144A (original cost $2,303,284; purchased 05/14/13)(f)
7.000%	10/15/37	(g)	1,780	2,238,638
Griffon Corp.,
Gtd. Notes, 144A
5.250%	03/01/22	(a)	505	499,950
Hertz Corp. (The),
Gtd. Notes
6.750%	04/15/19	(a)	2,000	2,142,500
Terex Corp.,
Gtd. Notes
6.500%	04/01/20	(a)	1,750	1,903,125
United Technologies Corp.,
Sr. Unsec’d. Notes
4.500%	06/01/42	(a)(h)	815	829,891

				7,614,104

Chemicals — 0.3%
Ashland, Inc.,
Sr. Unsec’d. Notes
3.875%	04/15/18		2,000	2,065,000
Celanese US Holdings LLC,
Gtd. Notes
6.625%	10/15/18		950	1,003,200
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43	(a)	975	947,664
5.375%	03/15/44		825	860,119
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
8.550%	05/15/19		9,800	12,548,371
Mosaic Co. (The),
Sr. Unsec’d. Notes
5.450%	11/15/33		485	524,357
5.625%	11/15/43		1,590	1,707,553
Rhodia SA (France),
Sr. Unsec’d. Notes, 144A
6.875%	09/15/20		1,400	1,536,459

				21,192,723

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Consumer — 0.1%
QVC, Inc.,
Sr. Sec’d. Notes
4.375%	03/15/23	(a)	3,000	$2,956,404

Electric — 0.7%
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
1.650%	12/15/17		6,600	6,557,892
Calpine Corp.,
Sr. Sec’d. Notes, 144A
7.500%	02/15/21		2,220	2,425,350
Commonwealth Edison Co.,
First Mortgage
6.150%	09/15/17		2,300	2,645,787
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
7.125%	12/01/18		700	849,084
Constellation Energy Group, Inc.,
Gtd. Notes
4.550%	06/15/15		9,050	9,443,259
Covanta Holding Corp.,
Sr. Unsec’d. Notes
7.250%	12/01/20		1,000	1,092,500
DPL, Inc.,
Sr. Unsec’d. Notes
7.250%	10/15/21		1,500	1,548,750
Duke Energy Corp.,
Sr. Unsec’d. Notes
1.625%	08/15/17		6,100	6,113,145
3.950%	09/15/14		3,200	3,251,075
MidAmerican Energy Holdings Co.,
Sr. Unsec’d. Notes
6.125%	04/01/36	(a)	2,600	3,110,130
NRG Energy, Inc.,
Gtd. Notes
7.625%	01/15/18		2,000	2,245,000
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
6.050%	03/01/34		3,100	3,661,227
Southern Power Co.,
Series D, Sr. Unsec’d. Notes
4.875%	07/15/15		1,600	1,682,003

				44,625,202

Energy - Integrated — 0.1%
Lukoil International Finance BV (Russia),
Gtd. Notes, 144A
7.250%	11/05/19		500	552,500
Pacific Rubiales Energy Corp. (Colombia),
Gtd. Notes, 144A
5.375%	01/26/19		1,810	1,877,875
Reliance Holdings USA, Inc. (India),
Gtd. Notes, 144A
5.400%	02/14/22		2,000	2,094,462
Sasol Financing International PLC (South Africa),
Gtd. Notes
4.500%	11/14/22		1,200	1,164,000

				5,688,837

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Energy - Other — 0.2%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
4.500%(s)	10/10/36		3,000	$1,100,794
6.375%	09/15/17		4,000	4,579,260
Concho Resources, Inc.,
Gtd. Notes
5.500%	04/01/23		1,150	1,196,000
Noble Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	11/15/43		235	245,279
6.000%	03/01/41		825	942,789
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
3.950%	07/15/22		3,000	3,063,324

				11,127,446

Foods — 0.1%
BRF SA (Brazil),
Sr. Unsec’d. Notes, 144A
3.950%	05/22/23		215	191,888
Constellation Brands, Inc.,
Gtd. Notes
4.250%	05/01/23	(a)	1,500	1,466,250
Cott Beverages, Inc.,
Gtd. Notes
8.125%	09/01/18		2,000	2,122,500
Kraft Foods Group, Inc.,
Sr. Unsec’d. Notes
6.500%	02/09/40	(a)	2,070	2,574,970

				6,355,608

Healthcare & Pharmaceutical — 0.4%
Amgen, Inc.,
Sr. Unsec’d. Notes
1.875%	11/15/14		6,100	6,147,781
2.300%	06/15/16		6,350	6,531,940
5.750%	03/15/40		1,670	1,878,206
HCA, Inc.,
Gtd. Notes
8.000%	10/01/18		1,350	1,599,750
Sr. Sec’d. Notes
4.750%	05/01/23	(a)	1,000	988,750
Merck & Co., Inc.,
Sr. Unsec’d. Notes
4.150%	05/18/43		975	934,221
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
4.150%	02/01/24	(a)	1,695	1,743,870
Wyeth LLC,
Gtd. Notes
5.950%	04/01/37		2,500	3,025,750

				22,850,268

Healthcare Insurance — 0.1%
Aetna, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/42		1,318	1,296,028

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare Insurance (cont’d.)
Cigna Corp.,
Sr. Unsec’d. Notes
5.375%	02/15/42		2,180	$2,395,842
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.950%	10/15/42	(a)	2,790	2,525,597
WellPoint Inc,
Sr. Unsec’d. Notes
4.650%	01/15/43		2,580	2,497,863

				8,715,330

Insurance — 0.4%
Allstate Corp. (The),
Sr. Unsec’d. Notes
4.500%	06/15/43		190	191,035
American International Group, Inc.,
Sr. Unsec’d. Notes
3.800%	03/22/17	(h)	4,030	4,311,697
6.250%	05/01/36	(a)	3,700	4,572,597
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
6.500%	05/01/42	(a)	2,000	2,369,570
Lincoln National Corp.,
Sr. Unsec’d. Notes
7.000%	06/15/40	(a)	3,200	4,210,563
MetLife, Inc.,
Sr. Unsec’d. Notes
4.125%	08/13/42	(a)	965	906,411
4.875%	11/13/43		1,420	1,474,281
6.750%	06/01/16		5,500	6,168,035
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
6.063%	03/30/40		2,420	2,909,489

				27,113,678

Lodging — 0.1%
Choice Hotels International, Inc.,
Gtd. Notes
5.750%	07/01/22		1,275	1,351,500
Wyndham Worldwide Corp.,
Sr. Unsec’d. Notes
2.950%	03/01/17		2,130	2,171,867

				3,523,367

Media & Entertainment — 0.2%
21st Century Fox America, Inc.,
Gtd. Notes
6.150%	03/01/37		1,750	2,023,611
AMC Networks, Inc.,
Gtd. Notes
4.750%	12/15/22	(a)	2,000	1,990,000
Cedar Fair LP/Canada’s Wonderland Co.,
Gtd. Notes
9.125%	08/01/18		3,000	3,203,400
Myriad International Holdings BV (South Africa),
Gtd. Notes, 144A
6.000%	07/18/20		600	651,000
Gtd. Notes, RegS
6.375%	07/28/17		900	994,500

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media & Entertainment (cont’d.)
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes
7.750%	10/15/18		1,200	$1,282,500
Starz LLC/Starz Finance Corp.,
Gtd. Notes
5.000%	09/15/19		1,000	1,032,500
Telesat Canada/Telesat LLC (Canada),
Gtd. Notes, 144A
6.000%	05/15/17	(a)	1,900	1,966,500
Viacom, Inc.,
Sr. Unsec’d. Notes
4.875%	06/15/43		300	288,198
5.850%	09/01/43		650	714,243
Walt Disney Co. (The),
Sr. Unsec’d. Notes, MTN
0.450%	12/01/15		750	749,379

				14,895,831

Metals — 0.1%
Berau Capital Resources Pte Ltd. (Indonesia),
Sr. Sec’d. Notes, RegS
12.500%	07/08/15		150	156,563
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
5.000%	09/30/43		1,315	1,391,509
Glencore Funding LLC (Switzerland),
Gtd. Notes, 144A
1.700%	05/27/16		5,375	5,393,076
GrafTech International Ltd.,
Gtd. Notes
6.375%	11/15/20		629	647,870
Southern Copper Corp.,
Sr. Unsec’d. Notes
5.250%	11/08/42	(a)	1,500	1,284,234
Vedanta Resources PLC (India),
Sr. Unsec’d. Notes, 144A
6.000%	01/31/19		400	400,000

				9,273,252

Non-Captive Finance — 0.4%
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.000%	05/15/17	(a)	1,600	1,710,000
General Electric Capital Corp.,
Sr. Unsec’d. Notes
2.150%	01/09/15		10,300	10,444,684
Sr. Unsec’d. Notes, MTN
3.100%	01/09/23	(a)	6,200	6,067,010
6.750%	03/15/32	(a)(h)	5,150	6,621,520

				24,843,214

Packaging
Ball Corp.,
Gtd. Notes
4.000%	11/15/23		2,250	2,103,750

Paper
Rock-Tenn Co.,
Gtd. Notes
4.900%	03/01/22	(a)	1,750	1,871,231

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines & Other — 0.3%
AGL Capital Corp.,
Gtd. Notes
4.400%	06/01/43		1,200	$1,173,674
DCP Midstream LLC,
Sr. Unsec’d. Notes
8.125%	08/16/30		3,500	4,436,099
Dominion Gas Holdings LLC,
Sr. Unsec’d. Notes, 144A
4.800%	11/01/43		85	86,676
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
5.500%	03/01/44	(a)	880	899,905
7.300%	08/15/33		275	337,405
Sr. Unsec’d. Notes, MTN
6.950%	01/15/38	(a)	1,500	1,796,382
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37		2,400	2,894,652
Sempra Energy,
Sr. Unsec’d. Notes
6.500%	06/01/16		2,500	2,782,915
Williams Partners LP,
Sr. Unsec’d. Notes
3.800%	02/15/15		7,400	7,599,844

				22,007,552

Railroads
CSX Corp.,
Sr. Unsec’d. Notes
4.100%	03/15/44		1,100	1,003,363

Retailers — 0.1%
CVS Caremark Corp.,
Sr. Unsec’d. Notes
5.300%	12/05/43		310	342,185
5.750%	05/15/41		865	1,002,477
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
5.875%	12/16/36		3,600	4,336,204
L Brands, Inc.,
Gtd. Notes
5.625%	02/15/22		1,700	1,795,625

				7,476,491

Technology — 0.3%
Ceridian Corp.,
Sr. Sec’d. Notes, 144A
8.875%	07/15/19	(g)	1,000	1,135,000
CommScope, Inc.,
Gtd. Notes, 144A
8.250%	01/15/19		1,200	1,299,000
Fidelity National Information Services, Inc.,
Gtd. Notes
7.875%	07/15/20		1,300	1,398,497
Fiserv, Inc.,
Gtd. Notes
3.125%	06/15/16		2,890	3,014,897
International Business Machines Corp.,
Sr. Unsec’d. Notes
1.950%	07/22/16	(a)	2,200	2,263,719

Interest Rate	Maturity Date			Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Technology (cont’d.)
Jabil Circuit, Inc.,
Sr. Unsec’d. Notes
5.625%	12/15/20			5,400	$5,717,250
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
3.750%	06/01/18			1,800	1,809,000

					16,637,363

Telecommunications — 0.4%
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
9.625%	12/15/30			735	1,136,178
Crown Castle International Corp.,
Sr. Unsec’d. Notes
7.125%	11/01/19			1,200	1,276,500
Qwest Corp.,
Sr. Unsec’d. Notes
6.750%	12/01/21			2,800	3,126,491
Sprint Capital Corp.,
Gtd. Notes
6.900%	05/01/19	(a)		1,500	1,646,250
Sprint Corp.,
Gtd. Notes, 144A
7.875%	09/15/23			655	720,500
T-Mobile USA, Inc.,
Gtd. Notes
6.464%	04/28/19	(a)		1,445	1,546,150
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
6.400%	09/15/33			2,320	2,754,413
6.550%	09/15/43			7,575	9,218,283
7.750%	12/01/30	(a)		2,150	2,843,229

					24,267,994

Tobacco — 0.1%
Altria Group, Inc.,
Gtd. Notes
4.000%	01/31/24			5,200	5,209,854
10.200%	02/06/39			1,029	1,688,621
Lorillard Tobacco Co.,
Gtd. Notes
3.750%	05/20/23	(a)		2,125	2,002,942

					8,901,417

TOTAL CORPORATE BONDS (cost $460,674,398)					469,793,278

FOREIGN GOVERNMENT BONDS — 1.2%
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
5.625%	01/07/41	(a)		2,000	2,026,000
7.125%	01/20/37			1,000	1,198,750
Unsec’d. Notes
11.000%	06/26/17		EUR	2,000	3,528,456
Canada Government International Bond (Canada),
Sr. Unsec’d. Notes
1.625%	02/27/19	(a)		2,040	2,026,532
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
5.625%	02/26/44	(a)		1,170	1,221,480

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date			Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
7.375%	09/18/37	(a)		1,000	$1,280,000
Hellenic Republic Government International Bond (Greece),
Bonds, RegS
2.000%(c)	02/24/23		EUR	1,180	1,274,173
Sr. Unsec’d. Notes
5.800%	07/14/15		JPY	102,700	960,185
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
4.125%	02/19/18			1,480	1,502,200
6.375%	03/29/21	(a)		808	883,750
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, RegS
4.875%	05/05/21			2,500	2,562,500
6.875%	01/17/18			3,000	3,408,750
Ireland Government Bond (Ireland),
Bonds
4.400%	06/18/19		EUR	4,000	6,261,132
Italy Buoni Poliennali del Tesoro (Italy),
Bonds
6.500%	11/01/27		EUR	2,800	5,031,853
Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, RegS
4.500%	06/08/15		JPY	300,000	2,998,276
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
2.750%	04/22/23		EUR	3,000	4,101,974
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
5.200%	01/30/20	(a)		985	1,090,395
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
7.750%	01/14/31			1,000	1,367,500
Portugal Government International Bond (Portugal),
Sr. Unsec’d. Notes, RegS, MTN
3.500%	03/25/15			1,700	1,723,064
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, RegS
4.750%	06/14/19		EUR	6,000	8,964,250
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
5.750%	01/20/42			800	874,080
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
4.875%	01/22/24			1,308	1,321,080
Russian Foreign Bond (Russia),
Sr. Unsec’d. Notes, 144A
7.500%(c)	03/31/30			1,524	1,733,692
Sr. Unsec’d. Notes, RegS
8.000%(c)	03/31/30			671	763,604
Slovenia Government International Bond (Slovenia),
Bonds, 144A
4.125%	02/18/19	(a)		500	517,000
Sr. Unsec’d. Notes, RegS
4.750%	05/10/18	(a)		900	961,893
South Africa Government International Bond (South Africa),
Unsec’d. Notes, MTN
4.500%	04/05/16		EUR	700	1,020,100
Spain Government International Bond (Spain),
Sr. Unsec’d. Notes, MTN, 144A
4.000%	03/06/18	(a)		6,000	6,329,460

Interest Rate	Maturity Date		Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Turkey Government International Bond (Turkey),
Bonds
5.750%	03/22/24		895	$925,878
Sr. Unsec’d. Notes
7.000%	06/05/20		2,000	2,248,200
United Mexican States (Mexico),
Sr. Unsec’d. Notes
3.625%	03/15/22		1,250	1,251,250
6.050%	01/11/40		250	284,375
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44	(a)	4,400	4,180,000

TOTAL FOREIGN GOVERNMENT BONDS (cost $74,861,794)				75,821,832

MUNICIPAL BONDS — 0.1%
California
Bay Area Toll Authority,
Revenue Bonds, BABs
6.263%	04/01/49		1,330	1,719,623

Colorado
Regional Transportation District,
Revenue Bonds, BABs
5.844%	11/01/50		1,470	1,835,251

New York — 0.1%
New York City Transitional Finance Authority Future Tax Sec’d. Revenue,
Revenue Bonds
5.000%	11/01/42		2,785	2,995,602

Pennsylvania
Pennsylvania Turnpike Commission,
Revenue Bonds
5.000%	12/01/43		1,805	1,898,138

Puerto Rico
Commonwealth of Puerto Rico,
General Obligation Unlimited
8.000%	07/01/35	(a)	815	761,177

TOTAL MUNICIPAL BONDS (cost $9,273,309)				9,209,791

NON-CORPORATE FOREIGN AGENCIES — 0.4%
CNOOC Finance Ltd. (China),
Gtd. Notes
3.000%	05/09/23		1,095	990,677
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, 144A
4.875%	01/15/24		910	923,650
Export Credit Bank of Turkey (Turkey),
Sr. Unsec’d. Notes, 144A
5.375%	11/04/16		1,300	1,353,040
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
5.125%	06/29/20		2,000	2,236,286
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
6.510%	03/07/22		1,000	1,030,000
8.625%	04/28/34		750	855,000
9.250%	04/23/19		2,000	2,360,000
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, MTN, 144A
5.750%	04/30/43		800	720,000
9.125%	07/02/18		2,000	2,400,000

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
NON-CORPORATE FOREIGN AGENCIES (Continued)
Korea Development Bank (The) (South Korea),
Sr. Unsec’d. Notes
3.500%	08/22/17		1,000	$1,058,293
Korea Hydro & Nuclear Power Co. Ltd. (South Korea),
Sr. Unsec’d. Notes, 144A
3.000%	09/19/22		1,500	1,443,935
Majapahit Holding BV (Indonesia),
Gtd. Notes, RegS
7.750%	10/17/16		3,300	3,715,800
Petrobras International Finance Co. (Brazil),
Gtd. Notes
5.375%	01/27/21		800	809,057
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.500%	01/21/21		2,000	2,185,000
5.500%	06/27/44		1,150	1,109,750
Power Sector Assets & Liabilities Management Corp. (Philippines),
Gov’t. Gtd. Notes, RegS
7.390%	12/02/24		1,270	1,595,501
State Bank of India (India),
Sr. Unsec’d. Notes, 144A
4.125%	08/01/17		350	362,032
VTB Bank OJSC Via VTB Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
6.875%	05/29/18		550	584,375

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $26,888,618)				25,732,396

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.0%
Federal Home Loan Mortgage Corp.
2.375%	01/13/22		9,155	8,967,203
4.000%	01/01/44		13,905	14,432,610
4.000%	TBA		2,000	2,067,578
Federal National Mortgage Assoc.
1.875%	02/19/19	(a)	6,610	6,630,914
2.500%	04/01/28-01/01/29		3,449	3,449,423
3.000%	08/01/43		2,975	2,875,487
3.000%	TBA		33,500	32,332,733
3.000%	TBA		3,000	3,073,125
3.500%	05/01/42		20,864	21,004,776
3.500%	TBA		13,000	13,032,500
4.000%	12/01/43		244	253,949
4.000%	TBA		6,500	6,732,578
4.500%	TBA		50,000	53,156,253
Government National Mortgage Assoc.
4.000%	TBA		13,000	13,660,156
4.500%	TBA		9,000	9,676,407
4.500%	TBA		3,000	3,233,906

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $193,794,860)				194,579,598

U.S. TREASURY OBLIGATIONS — 2.5%
U.S. Treasury Bonds
3.750%	11/15/43	(h)	5,515	5,709,746
U.S. Treasury Notes
1.000%	09/30/19		25,000	23,804,700

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
1.375%	07/31/18	(k)	14,460	$14,374,137
1.500%	12/31/18-02/28/19	(a)	63,025	62,427,119
2.000%	02/28/21		11,925	11,698,616
3.500%	02/15/18		2,160	2,338,032
4.500%	05/15/17		5,065	5,613,443
U.S. Treasury Strip Coupon
2.660%(s)	05/15/22		47,429	38,280,657
3.080%(s)	05/15/25		2,500	1,780,033

TOTAL U.S. TREASURY OBLIGATIONS (cost $169,026,194)				166,026,483

TOTAL LONG-TERM INVESTMENTS (cost $5,553,781,570)				6,040,864,020

			Shares
SHORT-TERM INVESTMENTS —14.1%
AFFILIATED MONEY MARKET MUTUAL FUND — 13.9%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $909,613,550; includes $300,719,137 of cash collateral for securities on loan)(b)(w)			909,613,550	909,613,550

			Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(k)(n) — 0.2%
U.S. Treasury Bills
0.030%	06/19/14		200	199,990
0.040%	06/19/14		100	99,995
0.050%	06/19/14		100	99,995
0.051%	06/19/14		12,550	12,549,385

TOTAL U.S. TREASURY OBLIGATIONS (cost $12,948,605)				12,949,365

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*
Call Options
10 Year RTR,
expiring 09/12/14, Strike Price $3.20	Citigroup Global Markets USA	7,610	201,407
expiring 09/12/14, Strike Price $3.20	Citigroup Global Markets USA	4,560	120,685
expiring 09/18/14, Strike Price $3.20	Citigroup Global Markets USA	7,610	200,821

TOTAL OPTIONS PURCHASED (cost $551,944)			522,913

TOTAL SHORT-TERM INVESTMENTS (cost $923,114,099)			923,085,828

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

			Value
TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT — 106.5% (cost $6,476,895,669)			$6,963,949,848

Interest Rate	Maturity Date	Principal Amount (000)#
SECURITY SOLD SHORT — (0.1)%
U.S. GOVERNMENT AGENCY OBLIGATION
Federal Home Loan Mortgage Corp.
4.000%	TBA	8,000	(8,299,062)

(proceeds received $8,268,750)

TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT — 106.4%
(cost $6,468,626,919)			6,955,650,786
Liabilities in excess of other assets(x) — (6.4)%			(415,881,287)

NET ASSETS — 100.0%			$6,539,769,499

The following abbreviations are used in the Portfolio descriptions:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
ADR	American Depositary Receipt
BABs	Build America Bonds
bps	Basis Points
CAC	French Stock Market Index
CDX	Credit Derivative Index
CHI-X	European Equity Exchange
CLO	Collateralized Loan Obligation
CVA	Certificate Van Aandelen (Bearer)
DAX	German Stock Index
EAFE	Europe, Australasia and Far East
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp
FTSE	Financial Times and the London Stock Exchange Index
GDR	Global Depositary Receipt
IO	Interest Only
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NASDAQ	National Association of Securities Dealers Automatic Quotations
NYSE	New York Stock Exchange
NZDBBR	New Zealand Bank Bill Rate

PRFC	Preference Shares
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipts
TBA	To Be Announced
TOPIX	Tokyo Stock Price Index
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CSK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $294,996,204; cash collateral of $300,719,137 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2014.
(f)	Indicates a restricted security; the aggregate cost of such securities is $2,629,984. The aggregate value of $2,568,353 is approximately 0.04% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown reflects yield to maturity at purchase date.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Financial futures contracts open at March 31, 2014:

Number			Value at		Unrealized
of		Expiration	Trade	Value at	Appreciation
Contracts	Type	Date	Date	March 31, 2014	(Depreciation)(1)
Long Positions:
165	2 Year U.S. Treasury Notes	Jun. 2014	$36,269,061	$36,227,813	$(41,248)
1,709	5 Year U.S. Treasury Notes	Jun. 2014	203,904,506	203,290,891	(613,615)
505	10 Year U.S. Treasury Notes	Jun. 2014	62,726,269	62,367,500	(358,769)
112	CAC40 10 Euro	Apr. 2014	6,566,134	6,775,208	209,074
17	DAX Index	Jun. 2014	5,350,497	5,612,937	262,440
61	FTSE 100 Index	Jun. 2014	6,603,850	6,654,444	50,594
353	Mini MSCI EAFE Index	Jun. 2014	32,619,097	33,446,750	827,653
185	Russell 2000 Mini Index	Jun. 2014	21,767,100	21,654,250	(112,850)
1,387	S&P 500 E-Mini	Jun. 2014	127,111,615	129,310,010	2,198,395
66	S&P 500 Index	Jun. 2014	30,355,875	30,765,900	410,025
48	TOPIX Index	Jun. 2014	5,688,476	5,594,536	(93,940)

					2,737,759

Short Positions:
123	2 Year U.S. Treasury Notes	Jun. 2014	26,994,203	27,006,188	(11,985)
31	10 Year Euro-Bund	Jun. 2014	6,098,268	6,123,383	(25,115)
9	20 Year U.S. Treasury Bonds	Jun. 2014	1,188,406	1,198,969	(10,563)
12	30 Year U.S. Ultra Treasury Bonds	Jun. 2014	1,716,062	1,733,625	(17,563)

					(65,226)

					$2,672,533

(1) Cash of $202,523 and U.S. Treasury Securities with a market value of $14,670,850 have been segregated to cover requirements for open futures contracts as of March 31, 2014.

Forward foreign currency exchange contracts outstanding at March 31, 2014:

			Notional	Value at		Unrealized
			Amount	Settlement	Current	Appreciation
Purchase Contracts	Counterparty		(000)	Date Payable	Value	(Depreciation)
Australian Dollar,
Expiring 04/15/14	Barclays Capital Group	AUD	707	$636,500	$654,931	$18,431
Expiring 04/15/14	Citigroup Global Markets	AUD	1,424	1,270,600	1,318,985	48,385
Expiring 04/15/14	Citigroup Global Markets	AUD	1,400	1,275,800	1,296,969	21,169
Expiring 04/15/14	Citigroup Global Markets	AUD	984	894,000	911,382	17,382
Expiring 04/15/14	Credit Suisse First Boston Corp.	AUD	990	890,400	916,973	26,573
Expiring 04/15/14	Goldman Sachs & Co.	AUD	1,430	1,279,100	1,324,520	45,420
Expiring 04/17/14	Citigroup Global Markets	AUD	989	895,400	916,102	20,702
Brazilian Real,
Expiring 04/14/14	Citigroup Global Markets	BRL	1,392	574,627	611,169	36,542
British Pound,
Expiring 04/28/14	Barclays Capital Group	GBP	532	890,400	887,057	(3,343)
Expiring 04/28/14	Citigroup Global Markets	GBP	642	1,067,592	1,070,820	3,228
Expiring 04/28/14	Citigroup Global Markets	GBP	618	1,018,400	1,030,976	12,576
Canadian Dollar,
Expiring 04/25/14	Citigroup Global Markets	CAD	1,423	1,281,200	1,286,643	5,443
Expiring 04/25/14	Citigroup Global Markets	CAD	1,412	1,281,400	1,276,132	(5,268)
Expiring 04/25/14	Citigroup Global Markets	CAD	1,118	1,017,800	1,010,393	(7,407)
Expiring 04/25/14	Citigroup Global Markets	CAD	991	895,400	895,524	124
Expiring 04/25/14	Citigroup Global Markets	CAD	990	893,500	895,462	1,962
Expiring 04/25/14	Citigroup Global Markets	CAD	978	890,400	884,643	(5,757)
Chinese Yuan,
Expiring 04/15/14	Barclays Capital Group	CNY	7,891	1,275,800	1,268,709	(7,091)
Expiring 04/15/14	Citigroup Global Markets	CNY	38,017	6,290,959	6,112,015	(178,944)
Expiring 04/15/14	JPMorgan Chase	CNY	7,838	1,283,080	1,260,134	(22,946)
Czech Koruna,
Expiring 04/24/14	Barclays Capital Group	CSK	24,764	1,223,956	1,242,918	18,962
Expiring 04/24/14	Barclays Capital Group	CSK	17,797	890,400	893,258	2,858
Expiring 04/24/14	Citigroup Global Markets	CSK	20,225	1,017,800	1,015,119	(2,681)
Expiring 04/24/14	Citigroup Global Markets	CSK	17,555	892,300	881,113	(11,187)

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2014 (continued):

			Notional	Value at		Unrealized
			Amount	Settlement	Current	Appreciation
Purchase Contracts	Counterparty		(000)	Date Payable	Value	(Depreciation)
Euro,
Expiring 04/28/14	Deutsche Bank AG	EUR	1,201	$1,626,571	$1,654,873	$28,302
Hungarian Forint,
Expiring 04/24/14	Barclays Capital Group	HUF	200,180	897,000	896,082	(918)
Expiring 04/24/14	Citigroup Global Markets	HUF	290,817	1,283,000	1,301,809	18,809
Expiring 04/24/14	Citigroup Global Markets	HUF	285,802	1,278,000	1,279,362	1,362
Mexican Peso,
Expiring 04/25/14	BNP Paribas	MXN	42,566	3,181,023	3,254,147	73,124
Expiring 04/25/14	Citigroup Global Markets	MXN	16,938	1,270,600	1,294,888	24,288
Expiring 04/25/14	JPMorgan Chase	MXN	16,958	1,265,900	1,296,395	30,495
New Zealand Dollar,
Expiring 04/15/14	Barclays Capital Group	NZD	3,138	2,593,391	2,720,240	126,849
Expiring 04/15/14	Barclays Capital Group	NZD	768	636,500	665,357	28,857
Expiring 04/15/14	Citigroup Global Markets	NZD	1,069	890,400	926,747	36,347
Expiring 04/15/14	JPMorgan Chase	NZD	1,544	1,270,600	1,338,750	68,150
Norwegian Krone,
Expiring 04/24/14	Barclays Capital Group	NOK	9,898	1,655,800	1,651,461	(4,339)
Expiring 04/24/14	Barclays Capital Group	NOK	7,700	1,280,400	1,284,726	4,326
Expiring 04/24/14	Citigroup Global Markets	NOK	7,840	1,272,800	1,308,035	35,235
Expiring 04/24/14	Citigroup Global Markets	NOK	5,379	897,000	897,477	477
Expiring 04/24/14	Citigroup Global Markets	NOK	5,375	895,400	896,819	1,419
Expiring 04/24/14	Credit Suisse First Boston Corp.	NOK	5,405	890,600	901,894	11,294
Expiring 04/24/14	Deutsche Bank AG	NOK	7,693	1,275,800	1,283,625	7,825
Expiring 04/24/14	JPMorgan Chase	NOK	7,045	1,139,754	1,175,436	35,682
Philippine Peso,
Expiring 09/17/14	Citigroup Global Markets	PHP	45,621	1,017,200	1,012,647	(4,553)
Expiring 09/17/14	Citigroup Global Markets	PHP	39,956	889,000	886,895	(2,105)
Polish Zloty,
Expiring 04/24/14	Citigroup Global Markets	PLN	3,929	1,270,600	1,297,283	26,683
Expiring 04/24/14	Citigroup Global Markets	PLN	3,867	1,278,000	1,276,992	(1,008)
Expiring 04/24/14	Citigroup Global Markets	PLN	2,718	897,000	897,319	319
Expiring 04/24/14	Credit Suisse First Boston Corp.	PLN	3,869	1,271,900	1,277,442	5,542
Expiring 04/24/14	UBS AG	PLN	9,702	3,138,802	3,203,676	64,874
Russian Ruble,
Expiring 04/17/14	Citigroup Global Markets	RUB	20,422	606,409	579,862	(26,547)
Expiring 04/17/14	Citigroup Global Markets	RUB	9,248	255,900	262,597	6,697
Singapore Dollar,
Expiring 04/17/14	Barclays Capital Group	SGD	1,613	1,273,000	1,282,548	9,548
Expiring 04/17/14	Barclays Capital Group	SGD	1,133	896,300	900,949	4,649
Expiring 04/17/14	Citigroup Global Markets	SGD	2,424	1,918,700	1,926,717	8,017
Expiring 04/17/14	Citigroup Global Markets	SGD	1,616	1,282,400	1,284,902	2,502
Expiring 04/17/14	Citigroup Global Markets	SGD	1,614	1,276,400	1,282,961	6,561
Expiring 04/17/14	Citigroup Global Markets	SGD	1,608	1,270,000	1,278,507	8,507
Expiring 04/17/14	Credit Suisse First Boston Corp.	SGD	1,620	1,277,000	1,287,502	10,502
Expiring 04/17/14	Credit Suisse First Boston Corp.	SGD	1,611	1,270,600	1,280,374	9,774
Expiring 04/17/14	Credit Suisse First Boston Corp.	SGD	1,601	1,271,900	1,273,092	1,192
South African Rand,
Expiring 04/25/14	Barclays Capital Group	ZAR	13,584	1,281,400	1,285,385	3,985
Expiring 04/25/14	Citigroup Global Markets	ZAR	1,411	127,000	133,496	6,496
South Korean Won,
Expiring 04/08/14	Citigroup Global Markets	KRW	1,368,133	1,272,800	1,284,780	11,980
Expiring 04/08/14	Citigroup Global Markets	KRW	1,083,318	1,017,200	1,017,318	118
Expiring 04/08/14	Citigroup Global Markets	KRW	956,475	889,000	898,203	9,203
Swedish Krona,
Expiring 04/24/14	Barclays Capital Group	SEK	8,249	1,270,600	1,273,995	3,395
Expiring 04/24/14	Barclays Capital Group	SEK	8,110	1,278,000	1,252,481	(25,519)
Expiring 04/24/14	Citigroup Global Markets	SEK	8,231	1,281,200	1,271,238	(9,962)
Expiring 04/24/14	Citigroup Global Markets	SEK	5,757	891,100	889,085	(2,015)
Expiring 04/24/14	Credit Suisse First Boston Corp.	SEK	27,906	4,302,897	4,309,974	7,077

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2014 (continued):

			Notional	Value at		Unrealized
			Amount	Settlement	Current	Appreciation
Purchase Contracts	Counterparty		(000)	Date Payable	Value	(Depreciation)
Turkish Lira,
Expiring 04/30/14	Barclays Capital Group	TRY	2,828	$1,280,400	$1,309,105	$28,705
Expiring 04/30/14	Citigroup Global Markets	TRY	2,007	889,400	929,407	40,007
Expiring 04/30/14	Citigroup Global Markets	TRY	1,938	897,000	897,334	334
Expiring 04/30/14	Credit Suisse First Boston Corp.	TRY	2,268	1,017,200	1,050,245	33,045
Expiring 04/30/14	Credit Suisse First Boston Corp.	TRY	1,433	636,500	663,281	26,781

				$96,020,161	$96,847,662	$827,501

				Value at
			Notional	Settlement		Unrealized
			Amount	Date	Current	Appreciation
Sale Contracts	Counterparty		(000)	Receivable	Value	(Depreciation)
Australian Dollar,
Expiring 04/15/14	Barclays Capital Group	AUD	1,145	$1,023,100	$1,060,667	$(37,567)
Expiring 04/15/14	Citigroup Global Markets	AUD	1,835	1,656,800	1,699,907	(43,107)
Expiring 04/15/14	Citigroup Global Markets	AUD	701	636,700	649,822	(13,122)
Expiring 04/15/14	Credit Suisse First Boston Corp.	AUD	1,438	1,281,200	1,332,594	(51,394)
Brazilian Real,
Expiring 04/14/14	Barclays Capital Group	BRL	826	342,849	362,634	(19,785)
British Pound,
Expiring 04/28/14	Barclays Capital Group	GBP	996	1,655,800	1,659,869	(4,069)
Expiring 04/28/14	Citigroup Global Markets	GBP	772	1,278,000	1,287,195	(9,195)
Canadian Dollar,
Expiring 04/25/14	Barclays Capital Group	CAD	1,418	1,272,100	1,281,517	(9,417)
Expiring 04/25/14	Citigroup Global Markets	CAD	1,701	1,532,500	1,538,110	(5,610)
Expiring 04/25/14	Citigroup Global Markets	CAD	1,004	892,100	907,994	(15,894)
Expiring 04/25/14	Credit Suisse First Boston Corp.	CAD	714	639,500	645,323	(5,823)
Chinese Yuan,
Expiring 04/15/14	Citigroup Global Markets	CNY	22,197	3,573,541	3,568,655	4,886
Expiring 06/26/14	UBS AG	CNY	7,967	1,280,000	1,279,240	760
Czech Koruna,
Expiring 04/24/14	Barclays Capital Group	CSK	25,805	1,266,900	1,295,175	(28,275)
Expiring 04/24/14	Barclays Capital Group	CSK	17,668	895,500	886,771	8,729
Expiring 04/24/14	Citigroup Global Markets	CSK	38,136	1,911,700	1,914,105	(2,405)
Euro,
Expiring 04/28/14	Citigroup Global Markets	EUR	2,286	3,095,839	3,148,415	(52,576)
Expiring 04/28/14	Citigroup Global Markets	EUR	1,202	1,656,800	1,656,481	319
Expiring 04/28/14	Citigroup Global Markets	EUR	756	1,033,111	1,042,026	(8,915)
Expiring 04/28/14	Citigroup Global Markets	EUR	745	1,024,300	1,026,718	(2,418)
Expiring 04/28/14	Citigroup Global Markets	EUR	380	527,372	523,773	3,599
Expiring 04/28/14	Credit Suisse First Boston Corp.	EUR	20,245	27,691,432	27,888,476	(197,044)
Expiring 04/28/14	Goldman Sachs & Co.	EUR	1,221	1,648,700	1,682,630	(33,930)
Hungarian Forint,
Expiring 04/24/14	Barclays Capital Group	HUF	144,596	636,900	647,267	(10,367)
Expiring 04/24/14	Barclays Capital Group	HUF	47,035	210,427	210,545	(118)
Japanese Yen,
Expiring 04/28/14	Goldman Sachs & Co.	JPY	359,427	3,473,862	3,482,844	(8,982)
Mexican Peso,
Expiring 04/25/14	Citigroup Global Markets	MXN	15,433	1,140,300	1,179,833	(39,533)
Expiring 04/25/14	Citigroup Global Markets	MXN	13,517	1,009,100	1,033,373	(24,273)
New Zealand Dollar,
Expiring 04/15/14	Citigroup Global Markets	NZD	1,944	1,656,800	1,685,107	(28,307)
Expiring 04/15/14	JPMorgan Chase	NZD	2,993	2,409,700	2,594,454	(184,754)
Norwegian Krone,
Expiring 04/24/14	Barclays Capital Group	NOK	7,640	1,278,000	1,274,831	3,169
Expiring 04/24/14	Credit Suisse First Boston Corp.	NOK	17,800	2,931,300	2,969,948	(38,648)
Expiring 04/24/14	Credit Suisse First Boston Corp.	NOK	7,028	1,140,300	1,172,723	(32,423)
Expiring 04/24/14	Credit Suisse First Boston Corp.	NOK	5,370	895,500	895,954	(454)

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2014 (continued):

				Value at
			Notional	Settlement		Unrealized
			Amount	Date	Current	Appreciation
Sale Contracts	Counterparty		(000)	Receivable	Value	(Depreciation)
Philippine Peso,
Expiring 06/09/14	UBS Securities	PHP	85,578	$1,880,825	$1,905,039	$(24,214)
Polish Zloty,
Expiring 04/24/14	Citigroup Global Markets	PLN	1,945	636,900	642,355	(5,455)
Expiring 04/24/14	Citigroup Global Markets	PLN	203	66,760	67,053	(293)
Expiring 04/24/14	Credit Suisse First Boston Corp.	PLN	10,052	3,170,700	3,319,290	(148,590)
Russian Ruble,
Expiring 04/17/14	Toronto Dominion	RUB	22,714	671,412	644,942	26,470
Singapore Dollar,
Expiring 04/17/14	Barclays Capital Group	SGD	1,628	1,274,500	1,294,037	(19,537)
Expiring 04/17/14	Citigroup Global Markets	SGD	2,442	1,924,500	1,941,347	(16,847)
Expiring 04/17/14	Credit Suisse First Boston Corp.	SGD	3,224	2,544,300	2,563,441	(19,141)
South Korean Won,
Expiring 04/08/14	Citigroup Global Markets	KRW	2,068,842	1,911,700	1,942,799	(31,099)
Swedish Krona,
Expiring 04/24/14	Barclays Capital Group	SEK	16,513	2,554,000	2,550,352	3,648
Expiring 04/24/14	Citigroup Global Markets	SEK	28,230	4,312,100	4,359,945	(47,845)
Expiring 04/24/14	Citigroup Global Markets	SEK	6,601	1,017,800	1,019,519	(1,719)
Turkish Lira,
Expiring 04/30/14	BNP Paribas	TRY	35,679	15,058,963	16,519,066	(1,460,103)
Expiring 04/30/14	Citigroup Global Markets	TRY	5,431	2,420,800	2,514,346	(93,546)

				$114,043,293	$116,768,507	$(2,725,214)

Cross currency exchange contracts outstanding at March 31, 2014:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)	Counterparty
04/24/14	Buy	EUR	1,114	NOK	9,367	$(27,857)	Bank of New York Mellon
04/24/14	Buy	EUR	1,103	PLN	4,637	(12,209)	Barclays Capital Group
04/25/14	Buy	EUR	459	CAD	710	(10,206)	Citigroup Global Markets
04/24/14	Buy	GBP	770	SEK	8,299	1,164	Citigroup Global Markets
04/24/14	Buy	NOK	3,851	EUR	464	3,620	Barclays Capital Group
04/24/14	Buy	NOK	7,796	EUR	935	12,571	Citigroup Global Markets
04/24/14	Buy	SEK	8,304	EUR	929	3,005	Barclays Capital Group

						$(29,912)

Interest rate swap agreements outstanding at March 31, 2014:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
BRL	22,930	01/01/17	0.000%	Brazilian interbank lending rate(2)	$ (43,589)	$ —	$ (43,589)	HSBC Bank USA
BRL	5,252	01/01/21	0.000%	3 Month LIBOR(1)	(5,879)	—	(5,879)	Deutsche Bank AG
CLP	230,000	02/27/24	5.240%	3 Month LIBOR(1)	4,024	—	4,024	Barclays Bank PLC
COP	1,205,000	11/19/18	5.380%	3 Month LIBOR(1)	11,564	—	11,564	Deutsche Bank AG
COP	1,205,000	11/20/18	5.290%	3 Month LIBOR(1)	10,556	—	10,556	Deutsche Bank AG
EUR	10,500	05/03/16	0.468%	6 Month EURIBOR(1)	(41,143)	—	(41,143)	Citigroup, Inc.
EUR	9,000	05/03/18	0.744%	6 Month EURIBOR(1)	(41,084)	—	(41,084)	Citigroup, Inc.
EUR	9,400	05/03/23	1.471%	6 Month EURIBOR(1)	58,541	—	58,541	Citigroup, Inc.
ILS	25,400	11/20/18	2.163%	3 Month LIBOR(1)	117,350	—	117,350	Barclays Bank PLC

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2014 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
MXN	47,400	06/20/18	6.020%	Mexican 3 Month LIBOR(1)	$124,887	$—	$124,887	Credit Suisse First Boston
MXN	45,500	11/09/18	5.410%	Mexican 3 Month LIBOR(1)	(944)	—	(944)	Deutsche Bank AG
MXN	116,100	04/28/23	5.100%	Mexican 3 Month LIBOR(1)	(925,556)	—	(925,556)	Barclays Bank PLC
MXN	22,200	10/20/23	6.540%	Mexican 3 Month LIBOR(1)	(1,104)	—	(1,104)	Deutsche Bank AG
NZD	1,700	08/12/18	4.142%	NZDBBR(1)	(20,903)	—	(20,903)	Citigroup, Inc.
NZD	1,275	08/13/18	4.218%	NZDBBR(1)	(12,337)	—	(12,337)	Barclays Bank PLC
NZD	1,275	08/13/18	4.160%	NZDBBR(1)	(14,926)	—	(14,926)	Citigroup, Inc.
NZD	1,725	08/12/23	4.648%	NZDBBR(1)	(35,423)	—	(35,423)	Citigroup, Inc.
NZD	1,255	08/13/23	4.730%	NZDBBR(1)	(18,994)	—	(18,994)	Barclays Bank PLC
NZD	1,255	08/13/23	4.668%	NZDBBR(1)	(24,167)	—	(24,167)	Citigroup, Inc.
PLN	19,800	06/28/18	3.736%	Polish 3 Month LIBOR(1)	198,086	—	198,086	Citigroup, Inc.
RUB	65,000	05/17/23	7.250%	Russian 3 Month LIBOR(1)	(38,396)	—	(38,396)	Credit Suisse First Boston
RUB	65,000	05/20/23	7.250%	Russian 3 Month LIBOR(1)	(38,302)	379	(38,681)	Credit Suisse First Boston
ZAR	40,000	06/25/18	7.420%	3 Month LIBOR(1)	(28,276)	—	(28,276)	Barclays Bank PLC
ZAR	10,000	09/03/33	8.970%	3 month LIBOR(1)	29,385	(200)	29,585	HSBC Bank USA

					$(736,630)	$179	$(736,809)

	Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
	1,650	06/18/15	0.433%	3 Month LIBOR(1)	$—	$4,486	$4,486
	10	02/18/16	0.450%	3 Month LIBOR(1)	—	(8)	(8)
	63,950	08/31/18	1.625%	3 Month LIBOR(2)	(203,812)	(159,993)	43,819
	45,450	02/15/21	2.375%	3 Month LIBOR(2)	(212,204)	(118,447)	93,757
	8,310	08/08/23	4.282%	3 month LIBOR(1)	—	123,661	123,661
	8,310	08/09/23	4.231%	3 month LIBOR(1)	—	105,117	105,117
	2,900	03/31/44	3.474%	3 Month LIBOR(1)	—	(38,413)	(38,413)
AUD	1,800	03/07/29	4.742%	6 Month LIBOR(1)	—	2,029	2,029
EUR	11,100	09/11/15	0.565%	6 month EURIBOR(2)	—	(67,719)	(67,719)
GBP	2,150	03/06/34	3.962%	6 Month LIBOR(2)	—	(23,433)	(23,433)
HUF	860,000	11/18/18	4.340%	6 Month LIBOR(1)	—	65,108	65,108
HUF	77,900	09/02/23	6.085%	6 Month LIBOR(1)	—	43,460	43,460
HUF	400,000	09/03/23	5.940%	6 Month LIBOR(1)	—	202,095	202,095
NZD	20,190	09/01/15	3.858%	3 month LIBOR(1)	—	(29,664)	(29,664)
PLN	15,000	09/03/18	3.985%	6 Month LIBOR(1)	—	195,229	195,229
ZAR	30,300	02/24/16	7.200%	3 Month LIBOR(1)	—	22,760	22,760
ZAR	60,600	03/04/16	7.200%	3 Month LIBOR(1)	—	42,872	42,872
ZAR	23,800	11/14/23	8.190%	3 Month LIBOR(1)	—	(19,273)	(19,273)

					$(416,016)	$349,867	$765,883

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

# Notional amount is shown in U.S. dollars unless otherwise stated.

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Credit default swap agreements outstanding at March 31, 2014:

		Notional			Value at	Unrealized
	Termination	Amount	Fixed	Value at	March 31,	Appreciation
Reference Entity/Obligation	Date	(000)(2)#	Rate	Trade Date	2014	(Depreciation)
Exchange-traded credit default swaps – Buy Protection(1):
CDX.NA.IG.20-V1	06/20/18	60,000	1.000%	$(428,637)	$(1,198,914)	$(770,277)
CDX.NA.IG.22	06/20/19	31,000	1.000%	(474,100)	464,826	938,926

				$(902,737)	$(734,088)	$168,649

(1) If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

# Notional amount is shown in U.S. dollars unless otherwise stated.

Currency swap agreements outstanding at March 31, 2014:

Notional Amount (000)#	Fund Receives		Notional Amount (000)	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
448	3 month LIBOR	JPY	43,650	3 Month LIBOR minus 35.75 bps	Citigroup, Inc.	05/02/15	$25,817	$—	$25,817
13,210	3 month LIBOR	TRY	27,450	1.00%	HSBC Bank USA	09/09/15	(706,154)	—	(706,154)
1,787	3 month LIBOR	TRY	3,440	1.00%	Barclays Bank PLC	07/22/18	(311,890)	—	(311,890)
1,888	3 month LIBOR	TRY	3,630	1.00%	Barclays Bank PLC	07/23/18	(330,502)	—	(330,502)

							$(1,322,729)	$—	$(1,322,729)

# Notional amount is shown in U.S. dollars unless otherwise stated.

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$3,820,716,551	$894,519,228	$839,184
Exchange Traded Funds	48,909,450	—	—
Preferred Stocks	2,381,513	1,048,221	—
Rights	—	238	—
Asset-Backed Securities
Collateralized Loan Obligations	—	74,213,977	19,227,394
Non-Residential Mortgage-Backed Securities	—	8,453,729	—
Residential Mortgage-Backed Securities	—	79,876,257	—
Bank Loans	—	29,768,960	—
Commercial Mortgage-Backed Securities	—	119,745,940	—
Corporate Bonds	—	468,646,588	1,146,690
Municipal Bonds	—	9,209,791	—
Non-Corporate Foreign Agencies	—	25,732,396	—
Foreign Government Bonds	—	75,821,832	—
U.S. Government Agency Obligations	—	194,579,598	—
U.S. Treasury Obligations	—	178,975,848	—
Affiliated Money Market Mutual Fund	909,613,550	—	—
Options Purchased	—	522,913	—
Short Sales – U.S. Government Agency Obligation	—	(8,299,062)	—
Other Financial Instruments*
Futures	2,672,533	—	—
Foreign Forward Currency Contracts	—	(1,927,625)	—
Interest Rate Swaps	—	29,074	—
Credit Default Swaps	—	168,649	—
Currency Swap Agreements	—	(1,322,729)	—

Total	$4,784,293,597	$2,149,763,823	$21,213,268

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2014 categorized by risk exposure:

Derivative Fair Value
at 3/31/14
Credit contracts	$168,649
Equity contracts	3,751,629
Foreign exchange contracts	(1,927,625)
Interest rate contracts	(1,849,600)

Total	$143,053

AST QMA EMERGING MARKETS EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.5%
COMMON STOCKS — 87.9%
Brazil — 6.4%
AMBEV SA	278,700	$2,073,361
Banco do Brasil SA	36,600	366,000
Banco Santander Brasil SA	74,900	413,617
BB Seguridade Participacoes SA	25,500	279,949
CETIP SA - Mercados Organizados	8,300	100,083
Cia de Saneamento Basico do Estado de Sao Paulo	14,500	134,520
Cia Siderurgica Nacional SA	89,600	389,754
Estacio Participacoes SA	127,800	1,289,828
JBS SA	367,800	1,254,637
Kroton Educacional SA	7,000	151,970
M Dias Branco SA	1,600	64,134
MRV Engenharia e Participacoes SA	14,400	50,898
Petroleo Brasileiro SA	205,800	1,355,976
Porto Seguro SA	83,200	1,154,313
Ultrapar Participacoes SA	13,900	334,176
Vale SA	30,600	424,273
WEG SA	85,000	1,186,029

		11,023,518

Chile — 0.7%
Aguas Andinas SA (Class A Stock)	99,365	62,296
Banco de Credito e Inversiones	18,322	1,068,799
CAP SA	3,201	51,893

		1,182,988

China — 17.4%
Agricultural Bank of China Ltd. (Class H Stock)	3,585,000	1,567,182
Anhui Conch Cement Co. Ltd. (Class H Stock)	50,500	217,216
ANTA Sports Products Ltd.	476,000	794,588
Bank of China Ltd. (Class H Stock)	5,880,000	2,612,326
Bank of Communications Co. Ltd. (Class H Stock)	1,817,000	1,190,465
BBMG Corp. (Class H Stock)	70,000	54,591
Biostime International Holdings Ltd.	60,000	412,254
China BlueChemical Ltd. (Class H Stock)	338,000	174,352
China Cinda Asset Management Co. Ltd. (Class H Stock)*	207,000	117,843
China CITIC Bank Corp. Ltd. (Class H Stock)	414,000	239,135
China Communications Construction Co. Ltd. (Class H Stock)	1,804,000	1,261,694
China Construction Bank Corp. (Class H Stock)	3,072,000	2,156,365
China Everbright Ltd.	38,000	48,652
China Gas Holdings Ltd.	62,000	96,985
China International Marine Containers Group Co. Ltd. (Class H Stock)	28,400	66,019
China Life Insurance Co. Ltd. (Class H Stock)	26,000	73,518
China Merchants Bank Co. Ltd. (Class H Stock)	680,500	1,237,885
China Minsheng Banking Corp Ltd. (Class H Stock)	222,000	223,154
China Mobile Ltd.	174,500	1,602,160
China National Building Material Co. Ltd. (Class H Stock)	120,000	120,688
China Oilfield Services Ltd. (Class H Stock)	98,000	231,064

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
China Petroleum & Chemical Corp. (Class H Stock)	1,296,800	$1,159,939
China Railway Group Ltd. (Class H Stock)	2,512,000	1,173,765
China Resources Power Holdings Co. Ltd.	466,000	1,217,286
China Unicom Hong Kong Ltd.	1,110,000	1,464,650
CNOOC Ltd. (Class H Stock)	768,000	1,162,770
Country Garden Holdings Co. Ltd.	229,000	95,583
Datang International Power Generation Co. Ltd. (Class H Stock)	126,000	46,006
Evergrande Real Estate Group Ltd.	321,000	151,901
Far East Horizon Ltd.	75,000	55,228
Franshion Properties China Ltd.	222,000	74,254
GOME Electrical Appliances Holding Ltd.	513,000	86,814
Greentown China Holdings Ltd.	33,500	36,234
Guangzhou R&F Properties Co. Ltd. (Class H Stock)	57,200	82,805
Huaneng Power International, Inc. (Class H Stock)	604,000	579,734
Industrial & Commercial Bank of China Ltd. (Class H Stock)	3,162,000	1,949,310
Jiangxi Copper Co. Ltd. (Class H Stock)	70,000	117,955
PetroChina Co. Ltd. (Class H Stock)	130,000	141,210
PICC Property & Casualty Co. Ltd. (Class H Stock)	656,000	900,401
Poly Property Group Co. Ltd.	1,743,000	772,308
Shanghai Pharmaceuticals Holding Co. Ltd. (Class H Stock)	29,700	67,544
Shui On Land Ltd.	159,000	44,366
Sihuan Pharmaceutical Holdings Group Ltd.	87,000	105,101
Sino-Ocean Land Holdings Ltd.	594,000	325,479
Sinopec Shanghai Petrochemical Co. Ltd. (Class H Stock)	212,000	54,764
SOHO China Ltd.	913,000	751,191
Tencent Holdings Ltd.	34,300	2,394,147
Yingde Gases Group Co. Ltd.	65,500	62,487
Zhejiang Expressway Co. Ltd. (Class H Stock)	290,000	264,198

		29,835,566

Colombia — 1.3%
Almacenes Exito SA	9,701	144,634
Banco Davivienda SA	57,774	735,381
Bancolombia SA	8,723	117,667
Cemex Latam Holdings SA*	129,775	1,080,614
Corp Financiera Colombiana SA	3,342	63,486
Isagen SA ESP	48,337	78,440

		2,220,222

Czech Republic — 0.3%
CEZ A/S	6,846	196,484
Komercni Banka A/S	1,593	380,656

		577,140

Greece — 0.3%
Hellenic Telecommunications Organization SA*	14,446	238,446
OPAP SA	9,512	152,728
Piraeus Bank SA*	42,863	117,462
Titan Cement Co. SA*	2,134	74,645

		583,281

AST QMA EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hong Kong — 1.9%
China Resources Cement Holdings Ltd.	1,560,000	$1,232,473
Huabao International Holdings Ltd.	1,812,000	831,728
Kingboard Chemical Holdings Ltd.	28,500	55,729
Shimao Property Holdings Ltd.	504,500	1,110,614

		3,230,544

Hungary — 0.6%
OTP Bank PLC	8,894	170,413
Richter Gedeon Nyrt	46,869	817,556

		987,969

India — 5.3%
Dr. Reddy’s Laboratories Ltd., ADR	27,800	1,220,420
GAIL India Ltd., GDR	7,969	297,403
HDFC Bank Ltd., ADR	10,100	414,403
Infosys Ltd., ADR	32,000	1,733,760
Larsen & Toubro Ltd., GDR, RegS	7,252	154,468
Mahindra & Mahindra Ltd., GDR	14,194	231,362
Reliance Industries Ltd., GDR, 144A	49,006	1,519,186
Reliance Infrastructure Ltd., GDR	3,039	65,339
Sesa Goa Ltd., ADR	11,200	139,104
State Bank of India, GDR	3,984	253,382
Tata Motors Ltd., ADR	39,000	1,380,990
Tata Steel Ltd., GDR	33,918	220,297
Wipro Ltd., ADR(a)	101,206	1,356,160

		8,986,274

Indonesia — 1.9%
Astra Agro Lestari Tbk PT	16,700	38,368
Bank Mandiri Persero Tbk PT	666,100	561,022
Bank Negara Indonesia Persero Tbk PT	2,656,600	1,170,551
Bank Rakyat Indonesia Persero Tbk PT	486,300	413,442
Indofood Sukses Makmur Tbk PT	1,632,700	1,056,415
Matahari Department Store Tbk PT*	72,400	89,005

		3,328,803

Malaysia — 3.2%
Astro Malaysia Holdings Bhd	64,000	62,788
British American Tobacco Malaysia Bhd	40,400	731,419
Dialog Group Bhd	91,400	100,585
DiGi.Com Bhd	122,900	203,027
Felda Global Ventures Holdings Bhd	404,300	575,773
Hong Leong Financial Group Bhd	10,000	48,063
MISC Bhd*	522,500	1,105,243
PPB Group Bhd	27,600	140,708
Sapurakencana Petroleum Bhd*	179,200	247,502
Telekom Malaysia Bhd	448,800	809,603
Tenaga Nasional Bhd	411,100	1,505,568

		5,530,279

Mexico — 3.8%
America Movil SAB de CV (Class L Stock)	1,730,700	1,725,994
Arca Continental SAB de CV	13,700	81,735
Cemex SAB de CV*	35,200	44,622
Compartamos SAB de CV	53,200	97,309
Fibra Uno Administracion SA de CV	342,600	1,108,454
Fomento Economico Mexicano SAB de CV	97,100	905,587
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	18,400	107,732
Grupo Carso SAB de CV (Class A Stock)	90,700	475,888
Grupo Mexico SAB de CV (Class B Stock)	36,100	113,923
Grupo Televisa SAB	144,900	966,703

	Shares	Value
COMMON STOCKS (Continued)
Mexico (cont’d.)
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	115,700	$308,846
Wal-Mart de Mexico SAB de CV (Class V Stock)	225,800	537,887

		6,474,680

Philippines — 1.7%
Alliance Global Group, Inc.	1,713,400	1,091,504
BDO Unibank, Inc.	398,950	757,743
DMCI Holdings, Inc.	514,490	803,181
Globe Telecom, Inc.	2,900	107,730
Jollibee Foods Corp.	17,720	67,653
Universal Robina Corp.	43,020	136,513

		2,964,324

Poland — 2.2%
Bank Handlowy w Warszawie SA	12,499	470,487
Bank Millennium SA*	26,336	78,060
Bank Pekao SA	9,495	618,082
Bank Zachodni WBK SA	2,827	386,219
Enea SA	9,325	49,219
Grupa Lotos SA*	2,722	34,225
mBank	5,192	926,267
Polskie Gornictwo Naftowe i Gazownictwo SA	74,756	109,807
Powszechna Kasa Oszczednosci Bank Polski SA	43,867	616,897
Powszechny Zaklad Ubezpieczen SA	2,397	340,618
Telekomunikacja Polska SA	28,529	97,650

		3,727,531

Russia — 4.9%
AK Transneft OAO	400	869,704
Gazprom OAO	827,490	3,197,970
Lukoil OAO	42,467	2,374,694
MegaFon OAO, GDR	4,188	117,892
Moscow Exchange (The)	44,480	73,570
Sberbank of Russia	63,415	616,394
Severstal OAO	8,640	65,706
Sistema JSFC, GDR	49,469	1,113,547

		8,429,477

South Africa — 7.9%
African Rainbow Minerals Ltd.	5,336	105,552
Assore Ltd.	15,445	598,560
Barclays Africa Group Ltd.	18,593	263,322
Barloworld Ltd.	57,555	602,756
Bidvest Group Ltd.	14,293	377,645
Discovery Ltd.	14,817	118,698
FirstRand Ltd.	464,570	1,592,876
Kumba Iron Ore Ltd.	3,401	121,869
Liberty Holdings Ltd.	56,045	661,196
Life Healthcare Group Holdings Ltd.	40,493	147,953
Mediclinic International	18,045	128,118
MTN Group Ltd.	61,809	1,265,042
Naspers Ltd. (Class N Stock)	16,037	1,767,165
Nedbank Group Ltd.	12,573	267,251
Netcare Ltd.	348,394	773,076
PPC Ltd.	21,662	60,082
Redefine Properties Ltd.	177,760	161,234
RMB Holdings Ltd.	57,199	260,326
Sanlam Ltd.	70,632	385,824

AST QMA EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
South Africa (cont’d.)
Sasol Ltd.	43,802	$2,449,655
Spar Group Ltd. (The)	93,555	1,079,166
Steinhoff International Holdings Ltd.	74,551	360,567

		13,547,933

South Korea — 14.3%
AMOREPACIFIC Group	391	188,252
CJ Corp.	622	79,672
Coway Co. Ltd.	2,291	160,566
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	3,900	117,759
Doosan Corp.	618	80,471
E-Mart Co. Ltd.	5,448	1,250,890
Hanwha Corp.	36,370	1,099,171
Hanwha Life Insurance Co. Ltd.	9,160	60,139
Hyundai Hysco Co. Ltd.	17,897	929,516
Hyundai Mobis	6,632	1,967,706
Hyundai Motor Co.	8,025	1,897,522
Hyundai Steel Co.	18,832	1,221,519
Industrial Bank of Korea	9,360	119,038
KCC Corp.	287	147,330
Kia Motors Corp.	10,875	607,717
KT Corp.	3,240	90,192
KT&G Corp.	18,870	1,421,235
LG Electronics, Inc.	4,489	274,417
LG Uplus Corp.	119,850	1,177,288
Lotte Confectionery Co. Ltd.	30	51,379
Lotte Shopping Co. Ltd.	2,997	944,019
LS Corp.	848	60,919
Mirae Asset Securities Co. Ltd.	1,580	61,636
NAVER Corp.	1,345	982,752
NHN Entertainment Corp.*	567	51,298
POSCO	5,676	1,584,684
S-1 Corp.	830	69,515
Samsung Electronics Co. Ltd.	4,132	5,223,564
SK Hynix, Inc.*	54,440	1,847,197
SK Networks Co. Ltd.*	5,230	46,564
SK Telecom Co. Ltd.	3,049	618,760

		24,432,687

Taiwan — 10.5%
Asia Pacific Telecom Co. Ltd.	96,000	45,150
Asustek Computer, Inc.	34,000	336,901
AU Optronics Corp.*	350,000	123,915
Catcher Technology Co. Ltd.	178,000	1,292,435
Chailease Holding Co. Ltd.	37,000	89,235
China Development Financial Holding Corp.	806,000	231,020
China Motor Corp.	34,000	30,407
CTBC Financial Holding Co. Ltd.	563,440	352,979
Delta Electronics, Inc.	9,000	55,739
E. Sun Financial Holding Co. Ltd.	233,200	140,719
Eclat Textile Co. Ltd.	8,000	92,753
Formosa International Hotels Corp.	26,000	308,652
Fubon Financial Holding Co. Ltd.	331,000	450,027
Hon Hai Precision Industry Co. Ltd.	470,600	1,336,385
Hotai Motor Co. Ltd.	10,000	120,947
Hua Nan Financial Holdings Co. Ltd.	270,000	153,140
Inventec Corp.	112,000	110,556
Largan Precision Co. Ltd.	28,000	1,330,925
MediaTek, Inc.	133,000	1,968,624
Mega Financial Holding Co. Ltd.	399,174	309,783

	Shares	Value
COMMON STOCKS (Continued)
Taiwan (cont’d.)
Pegatron Corp.	68,000	$101,445
POU Chen Corp.	744,000	1,052,870
President Chain Store Corp.	24,000	169,324
Shin Kong Financial Holding Co. Ltd.	381,430	120,727
SinoPac Financial Holdings Co. Ltd.	2,494,076	1,203,027
Taishin Financial Holding Co. Ltd.	331,092	150,260
Taiwan Cement Corp.	141,000	218,084
Taiwan Semiconductor Manufacturing Co. Ltd.	1,063,000	4,182,420
U-Ming Marine Transport Corp.	22,000	37,260
Uni-President Enterprises Corp.	261,460	455,499
Vanguard International Semiconductor Corp.	725,000	1,083,984
Yuanta Financial Holding Co. Ltd.	498,000	251,693
Yulon Motor Co. Ltd.	39,000	64,548
Zhen Ding Technology Holding Ltd.	13,000	33,458

		18,004,891

Thailand — 1.7%
Airports of Thailand PCL	18,100	108,243
BTS Group Holdings PCL	289,100	74,859
Krung Thai Bank PCL	170,300	98,169
PTT Exploration & Production PCL	277,000	1,340,598
PTT Global Chemical PCL	546,500	1,217,159
True Corp. PCL*	304,200	64,703

		2,903,731

Turkey — 1.6%
Enka Insaat ve Sanayi A/S	421,763	1,259,145
Eregli Demir ve Celik Fabrikalari TAS	965,125	1,244,894
TAV Havalimanlari Holding A/S	6,930	55,772
Turkcell Iletisim Hizmetleri A/S*	38,256	214,292

		2,774,103

TOTAL COMMON STOCKS
(cost $147,035,129)		150,745,941

EXCHANGE TRADED FUNDS — 4.9%
iShares MSCI Emerging Markets ETF(a)	195,000	7,993,050
iShares MSCI India ETF	1,000	26,430
iShares MSCI South Korea Capped Index Fund	4,500	276,750

TOTAL EXCHANGE TRADED FUNDS
(cost $8,042,428)		8,296,230

PREFERRED STOCKS — 5.7%
Brazil — 4.8%
Banco Bradesco SA (PRFC)	148,510	2,034,240
Bradespar SA (PRFC)	11,600	101,123
Braskem SA (PRFC A)*	5,200	40,816
Cia Brasileira de Distribuicao Grupo Pao de Acucar (PRFC)	6,000	262,398
Cia Paranaense de Energia (PRFC B),	72,300	949,555
Itau Unibanco Holding SA (PRFC)	160,300	2,390,724
Lojas Americanas SA (PRFC)	17,300	127,405
Metalurgica Gerdau SA (PRFC)	11,700	89,104
Oi SA (PRFC)	223,100	304,808
Petroleo Brasileiro SA (PRFC)	188,000	1,300,837
Usinas Siderurgicas de Minas Gerais SA (PRFC A)*	16,200	72,825
Vale SA (PRFC)	40,000	498,898

		8,172,733

AST QMA EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
PREFERRED STOCKS (Continued)
Chile
Embotelladora Andina SA (PRFC B)	15,114	$54,734

Colombia — 0.1%
Grupo Aval Acciones y Valores (PRFC)	372,583	244,680

South Korea — 0.8%
Hyundai Motor Co. (2nd PRFC)	2,200	314,589
Samsung Electronics Co. Ltd. (PRFC)	1,000	996,177

		1,310,766

TOTAL PREFERRED STOCKS
(cost $9,545,023)		9,782,913

	Units
RIGHTS(l)*
Taiwan
Taishin Financial Holding Co. Ltd., expiring 04/03/14 (cost $0)	18,418	1,089

TOTAL LONG-TERM INVESTMENTS
(cost $164,622,580)		168,826,173

	Shares
SHORT-TERM INVESTMENTS — 5.1%
AFFILIATED MONEY MARKET MUTUAL FUND — 4.9%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $8,474,895; includes $7,138,454 of cash collateral for securities on loan)(b)(w)	8,474,895	8,474,895

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATION(k)(n) — 0.2%
U.S. Treasury Bills (cost $249,973)
0.030%	06/19/14	250	$249,988

TOTAL SHORT-TERM INVESTMENTS (cost $8,724,868)			8,724,883

TOTAL INVESTMENTS — 103.6% (cost $173,347,448)			177,551,056
Liabilities in excess of other assets(x) — (3.6)%			(6,125,912)

NET ASSETS — 100.0%			$171,425,144

The following abbreviations are used in the Portfolio descriptions:
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
PRFC	Preference Shares
UTS	Unit Trust Security
*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $6,985,461; cash collateral of $7,138,454 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2014.
(n)	Rate shown reflects yield to maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the
following derivative contracts held at reporting period end:

Financial futures contracts open at March 31, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation(1)
Long Positions:
50	Mini MSCI Emerging Markets Index	Jun. 2014	$2,358,482	$2,465,250	$106,768
5	MSCI Taiwan Stock Index	Apr. 2014	152,529	156,150	3,621

					$110,389

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2014.

AST QMA EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Brazil	$11,023,518	$—	$—
Chile	1,182,988	—	—
China	67,544	29,768,022	—
Colombia	2,220,222	—	—
Czech Republic	—	577,140	—
Greece	74,645	508,636	—
Hong Kong	—	3,230,544	—
Hungary	—	987,969	—
India	8,986,274	—	—
Indonesia	—	3,328,803	—
Malaysia	731,419	4,798,860	—
Mexico	6,474,680	—	—
Philippines	—	2,964,324	—
Poland	97,650	3,629,881	—
Russia	1,847,833	6,581,644	—
South Africa	—	13,547,933	—
South Korea	51,379	24,381,308	—
Taiwan	—	18,004,891	—
Thailand	2,903,731	—	—
Turkey	—	2,774,103	—
Exchange Traded Funds	8,296,230	—	—
Preferred Stocks:
Brazil	8,172,733	—	—
Chile	54,734	—	—
Colombia	244,680	—	—
South Korea	—	1,310,766	—
Rights:
Taiwan	1,089	—	—
U.S. Treasury Obligation	—	249,988	—
Affiliated Money Market Mutual Fund	8,474,895	—	—
Other Financial Instruments*
Futures	110,389	—	—

Total	$61,016,633	$116,644,812	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST QMA EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2014 were as follows:

Banks	17.4%
Oil, Gas & Consumable Fuels	10.1
Semiconductors & Semiconductor Equipment	8.9
Affiliated Money Market Mutual Fund (4.2% represents investments purchased with collateral from securities on loan)	4.9
Exchange Traded Funds	4.9
Metals & Mining	4.7
Wireless Telecommunication Services	4.1
Automobiles	2.6
Diversified Telecommunication Services	2.5
Food Products	2.4
Industrial Conglomerates	2.4
Insurance	2.4
Chemicals	2.0
Real Estate Management & Development	2.0
Food & Staples Retailing	2.0
Internet Software & Services	2.0
Beverages	1.8
Construction Materials	1.8
IT Services	1.8
Electronic Equipment, Instruments & Components	1.7
Electric Utilities	1.7
Media	1.6
Construction & Engineering	1.6
Diversified Financial Services	1.5
Tobacco	1.3

Pharmaceuticals	1.3%
Auto Components	1.2
Textiles, Apparel & Luxury Goods	1.1
Independent Power & Renewable Electricity Producers	1.1
Technology Hardware, Storage & Peripherals	1.1
Diversified Consumer Services	0.8
Machinery	0.8
Real Estate Investment Trusts (REITs)	0.7
Multiline Retail	0.7
Marine	0.7
Health Care Providers & Services	0.7
Household Durables	0.5
Trading Companies & Distributors	0.4
Capital Markets	0.3
Transportation Infrastructure	0.3
Hotels, Restaurants & Leisure	0.3
Energy Equipment & Services	0.3
Gas Utilities	0.2
Household Products	0.2
U.S. Treasury Obligation	0.2
Specialty Retail	0.1
Water Utilities	0.1
Personal Products	0.1
Building Products	0.1
Consumer Finance	0.1
Road & Rail	0.1

103.6
Liabilities in excess of other assets	(3.6)

100.0%

AST QMA LARGE-CAP PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.7%
COMMON STOCKS
Aerospace & Defense — 2.3%
Hexcel Corp.*	9,700	$422,338
Huntington Ingalls Industries, Inc.	9,800	1,002,148
L-3 Communications Holdings, Inc.	82,500	9,747,375
Lockheed Martin Corp.	17,600	2,873,024
Northrop Grumman Corp.	246,200	30,376,156
Raytheon Co.	161,000	15,905,190

		60,326,231

Air Freight & Logistics — 1.0%
United Parcel Service, Inc. (Class B Stock)	269,100	26,204,958

Airlines — 0.4%
Alaska Air Group, Inc.	27,400	2,556,694
Southwest Airlines Co.	381,300	9,002,493

		11,559,187

Automobiles — 0.4%
Ford Motor Co.	661,300	10,316,280
Thor Industries, Inc.	17,000	1,038,020

		11,354,300

Banks — 5.0%
Bank of America Corp.	956,000	16,443,200
Citigroup, Inc.	389,100	18,521,160
First Niagara Financial Group, Inc.	57,100	539,595
JPMorgan Chase & Co.	375,200	22,778,392
KeyCorp(a)	1,299,000	18,497,760
PNC Financial Services Group, Inc. (The)	164,200	14,285,400
Regions Financial Corp.	547,900	6,087,169
Wells Fargo & Co.	714,500	35,539,230

		132,691,906

Beverages — 1.9%
Coca-Cola Co. (The)	118,700	4,588,942
Coca-Cola Enterprises, Inc.	110,900	5,296,584
PepsiCo, Inc.(a)	488,200	40,764,700

		50,650,226

Biotechnology — 3.6%
Alexion Pharmaceuticals, Inc.*	133,500	20,309,355
Amgen, Inc.	142,200	17,538,948
Biogen Idec, Inc.*	106,900	32,697,503
Celgene Corp.*	177,200	24,737,120
Gilead Sciences, Inc.*	6,000	425,160

		95,708,086

Building Products — 0.9%
A.O. Smith Corp.	139,600	6,424,392
Lennox International, Inc.	47,100	4,281,861
Masco Corp.	592,500	13,159,425

		23,865,678

Capital Markets — 3.6%
Ameriprise Financial, Inc.	80,000	8,805,600
BlackRock, Inc.	64,100	20,158,168
Franklin Resources, Inc.	406,700	22,035,006
Goldman Sachs Group, Inc. (The)	187,600	30,738,260
Raymond James Financial, Inc.	82,100	4,591,853
SEI Investments Co.	9,700	326,017
State Street Corp.	8,400	584,220
T. Rowe Price Group, Inc.	53,800	4,430,430

	Shares	Value
COMMON STOCKS (Continued)
Capital Markets (cont’d.)
Waddell & Reed Financial, Inc. (Class A Stock)	51,900	$3,820,878

		95,490,432

Chemicals — 2.2%
International Flavors & Fragrances, Inc.	52,500	5,022,675
LyondellBasell Industries NV (Class A Stock)	255,100	22,688,594
PPG Industries, Inc.	114,400	22,131,824
Westlake Chemical Corp.	148,200	9,807,876

		59,650,969

Commercial Services & Supplies
Pitney Bowes, Inc.(a)	28,100	730,319
UniFirst Corp.	5,800	637,652

		1,367,971

Communications Equipment — 3.1%
Cisco Systems, Inc.	1,325,900	29,713,419
Harris Corp.	146,400	10,710,624
QUALCOMM, Inc.	528,400	41,669,624

		82,093,667

Construction & Engineering — 0.2%
AECOM Technology Corp.*	67,800	2,181,126
Quanta Services, Inc.*	93,000	3,431,700

		5,612,826

Consumer Finance — 1.0%
Capital One Financial Corp.	65,200	5,030,832
Discover Financial Services	343,100	19,964,989
Nelnet, Inc. (Class A Stock)	12,700	519,430

		25,515,251

Diversified Consumer Services — 0.1%
Graham Holdings Co. (Class B Stock)	2,100	1,477,875

Diversified Financial Services — 1.0%
Berkshire Hathaway, Inc. (Class B Stock)*	121,900	15,233,843
McGraw Hill Financial, Inc.	50,200	3,830,260
NASDAQ OMX Group, Inc. (The)	239,800	8,858,212

		27,922,315

Diversified Telecommunication Services — 2.0%
AT&T, Inc.	958,300	33,607,581
Verizon Communications, Inc.	431,900	20,545,483

		54,153,064

Electric Utilities — 1.4%
Duke Energy Corp.	265,800	18,930,276
Entergy Corp.	81,100	5,421,535
PPL Corp.	361,800	11,990,052

		36,341,863

Electrical Equipment — 1.2%
AMETEK, Inc.	15,900	818,691
Emerson Electric Co.	414,000	27,655,200
EnerSys, Inc.	14,900	1,032,421
Rockwell Automation, Inc.	28,200	3,512,310

		33,018,622

Electronic Equipment, Instruments & Components — 0.2%
Avnet, Inc.	43,800	2,038,014
Ingram Micro, Inc. (Class A Stock)*	59,000	1,744,040

AST QMA LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
SYNNEX Corp.*	10,600	$642,466

		4,424,520

Energy Equipment & Services — 1.6%
Ensco PLC (Class A Stock)	246,800	13,026,104
Helmerich & Payne, Inc.(a)	6,600	709,896
Schlumberger Ltd.	288,200	28,099,500

		41,835,500

Food & Staples Retailing — 2.4%
CVS Caremark Corp.	85,200	6,378,072
Kroger Co. (The)	603,700	26,351,505
Wal-Mart Stores, Inc.	405,100	30,961,793

		63,691,370

Food Products — 1.0%
Archer-Daniels-Midland Co.	380,500	16,509,895
Bunge Ltd.	60,300	4,794,453
ConAgra Foods, Inc.	179,400	5,566,782

		26,871,130

Gas Utilities — 0.4%
AGL Resources, Inc.	103,700	5,077,152
New Jersey Resources Corp.(a)	17,200	856,560
UGI Corp.	117,100	5,340,931

		11,274,643

Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	781,600	30,099,416
Becton, Dickinson and Co.	81,100	9,495,188
Boston Scientific Corp.*	61,800	835,536
C.R. Bard, Inc.	32,900	4,868,542
CareFusion Corp.*	231,500	9,310,930
Covidien PLC	89,100	6,563,106
Invacare Corp.	27,700	528,239
Medtronic, Inc.	71,400	4,393,956
St. Jude Medical, Inc.	18,700	1,222,793

		67,317,706

Health Care Providers & Services — 2.8%
Aetna, Inc.	94,500	7,084,665
CIGNA Corp.	253,400	21,217,182
Express Scripts Holding Co.*	247,200	18,562,248
WellPoint, Inc.	267,400	26,619,670

		73,483,765

Health Care Technology — 0.3%
Cerner Corp.*(a)	129,200	7,267,500

Hotels, Restaurants & Leisure — 1.9%
Jack in the Box, Inc.*	78,400	4,620,896
Marriott Vacations Worldwide Corp.*	42,300	2,364,993
McDonald’s Corp.	364,300	35,712,329
Wyndham Worldwide Corp.	86,300	6,319,749
Yum! Brands, Inc.	15,700	1,183,623

		50,201,590

Household Durables — 0.8%
Whirlpool Corp.	150,500	22,493,730

Household Products — 2.2%
Colgate-Palmolive Co.	261,600	16,969,992
Kimberly-Clark Corp.	72,200	7,960,050

	Shares	Value
COMMON STOCKS (Continued)
Household Products (cont’d.)
Procter & Gamble Co. (The)	418,400	$33,723,040

		58,653,082

Independent Power & Renewable Electricity Producers — 0.4%
AES Corp. (The)	772,100	11,025,588

Industrial Conglomerates — 1.6%
3M Co.	139,400	18,911,004
General Electric Co.	899,100	23,277,699

		42,188,703

Insurance — 2.1%
Aflac, Inc.	121,400	7,653,056
American Financial Group, Inc.	56,400	3,254,844
Axis Capital Holdings Ltd.	88,100	4,039,385
Everest Re Group Ltd.	4,900	749,945
PartnerRe Ltd.	131,600	13,620,600
Travelers Cos., Inc. (The)	293,900	25,010,890
Unum Group	47,700	1,684,287

		56,013,007

Internet & Catalog Retail
Amazon.com, Inc.*	1,200	403,824

Internet Software & Services — 3.6%
Facebook, Inc. (Class A Stock)*	601,400	36,228,336
Google, Inc. (Class A Stock)*	52,940	59,002,159

		95,230,495

IT Services — 2.1%
Broadridge Financial Solutions, Inc.	66,600	2,473,524
Cognizant Technology Solutions Corp. (Class A Stock)*	202,600	10,253,586
CoreLogic, Inc.*	59,900	1,799,396
DST Systems, Inc.	67,000	6,350,930
Fiserv, Inc.*	112,500	6,377,625
Genpact Ltd.*	57,700	1,005,134
iGATE Corp.*	63,500	2,002,790
International Business Machines Corp.	59,700	11,491,653
MasterCard, Inc. (Class A Stock)	62,700	4,683,690
Syntel, Inc.*	35,300	3,173,470
Total System Services, Inc.	57,300	1,742,493
Unisys Corp.*	33,400	1,017,364
Xerox Corp.	213,700	2,414,810

		54,786,465

Life Sciences Tools & Services — 0.9%
Thermo Fisher Scientific, Inc.	199,900	24,035,976

Machinery — 1.5%
Deere & Co.	33,000	2,996,400
Hyster-Yale Materials Handling, Inc.	8,100	789,750
IDEX Corp.	14,400	1,049,616
Illinois Tool Works, Inc.	169,900	13,817,967
Lincoln Electric Holdings, Inc.	59,200	4,262,992
Oshkosh Corp.	148,300	8,730,421
Parker Hannifin Corp.	53,700	6,428,427
SPX Corp.	9,400	924,114

		38,999,687

Marine
Matson, Inc.	20,700	511,083

Media — 2.0%
Comcast Corp. (Class A Stock)	584,800	29,251,696

AST QMA LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
DIRECTV*	110,900	$8,474,978
Morningstar, Inc.	5,100	403,002
Walt Disney Co. (The)	196,100	15,701,727

		53,831,403

Metals & Mining — 0.7%
Freeport-McMoRan Copper & Gold, Inc.	485,500	16,055,485
Reliance Steel & Aluminum Co.	9,200	650,072
Southern Copper Corp.	39,400	1,146,934
Worthington Industries, Inc.	24,500	937,125

		18,789,616

Multiline Retail — 1.3%
Dillard’s, Inc. (Class A Stock)	32,700	3,021,480
Dollar General Corp.*	42,500	2,357,900
Macy’s, Inc.	473,700	28,085,673

		33,465,053

Multi-Utilities — 0.3%
DTE Energy Co.	7,300	542,317
Public Service Enterprise Group, Inc.	67,700	2,582,078
SCANA Corp.	92,800	4,762,496

		7,886,891

Oil, Gas & Consumable Fuels — 9.5%
Anadarko Petroleum Corp.	239,000	20,257,640
Apache Corp.	190,200	15,777,090
Chesapeake Energy Corp.	162,700	4,168,374
Chevron Corp.	407,300	48,432,043
ConocoPhillips	419,100	29,483,685
EOG Resources, Inc.	81,400	15,968,238
EQT Corp.	63,200	6,128,504
Exxon Mobil Corp.	487,900	47,658,072
Kinder Morgan, Inc.	146,000	4,743,540
Marathon Oil Corp.	210,800	7,487,616
Marathon Petroleum Corp.	158,700	13,813,248
Phillips 66	343,900	26,500,934
Valero Energy Corp.	258,900	13,747,590

		254,166,574

Personal Products — 0.2%
Avon Products, Inc.	336,700	4,929,288

Pharmaceuticals — 4.6%
Allergan, Inc.	207,500	25,750,750
Bristol-Myers Squibb Co.	61,400	3,189,730
Eli Lilly & Co.	11,400	671,004
Jazz Pharmaceuticals PLC*	113,600	15,754,048
Johnson & Johnson	339,400	33,339,262
Merck & Co., Inc.	113,400	6,437,718
Pfizer, Inc.	1,189,200	38,197,104

		123,339,616

Professional Services
Manpowergroup, Inc.	15,800	1,245,514

Real Estate Investment Trusts (REITs) — 1.3%
American Capital Mortgage Investment Corp.	83,700	1,571,049
Annaly Capital Management, Inc.	1,793,300	19,672,501
Chambers Street Properties(a)	178,600	1,387,722
Franklin Street Properties Corp.	120,800	1,522,080
Hospitality Properties Trust	177,200	5,089,184
RLJ Lodging Trust	127,900	3,420,046

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Simon Property Group, Inc.	8,000	$1,312,000
Strategic Hotels & Resorts, Inc.*	65,600	668,464

		34,643,046

Real Estate Management & Development — 0.8%
CBRE Group, Inc. (Class A Stock)*	461,200	12,650,716
Jones Lang LaSalle, Inc.	70,000	8,295,000

		20,945,716

Road & Rail — 2.4%
CSX Corp.	490,500	14,209,785
Norfolk Southern Corp.(a)	206,500	20,065,605
Union Pacific Corp.	161,100	30,232,026

		64,507,416

Semiconductors & Semiconductor Equipment — 1.5%
Intel Corp.	1,273,000	32,856,130
Linear Technology Corp.(a)	56,600	2,755,854
Skyworks Solutions, Inc.*	115,300	4,326,056

		39,938,040

Software — 4.9%
ANSYS, Inc.*	22,600	1,740,652
CA, Inc.	253,100	7,838,507
Intuit, Inc.	34,800	2,705,004
Manhattan Associates, Inc.*	119,700	4,193,091
Microsoft Corp.	1,180,100	48,372,299
Oracle Corp.	1,171,500	47,926,065
Pegasystems, Inc.	23,500	830,020
SS&C Technologies Holdings, Inc.*	16,600	664,332
Symantec Corp.	855,900	17,092,323
Synopsys, Inc.*	12,800	491,648

		131,853,941

Specialty Retail — 3.2%
Bed Bath & Beyond, Inc.*(a)	318,900	21,940,320
Best Buy Co., Inc.	546,000	14,419,860
Express, Inc.*	105,400	1,673,752
Foot Locker, Inc.	167,600	7,873,848
GameStop Corp. (Class A Stock)(a)	74,900	3,078,390
Gap, Inc. (The)	237,700	9,522,262
Home Depot, Inc. (The)	142,200	11,252,286
Ross Stores, Inc.	169,600	12,134,880
TJX Cos., Inc. (The)	66,700	4,045,355

		85,940,953

Technology Hardware, Storage & Peripherals — 4.6%
Apple, Inc.	166,900	89,581,906
Hewlett-Packard Co.	827,400	26,774,664
Western Digital Corp.	58,500	5,371,470

		121,728,040

Textiles, Apparel & Luxury Goods — 0.9%
Coach, Inc.(a)	83,200	4,131,712
Michael Kors Holdings Ltd.*	223,000	20,799,210

		24,930,922

Thrifts & Mortgage Finance
Home Loan Servicing Solutions Ltd.	31,700	684,720

Tobacco — 0.6%
Altria Group, Inc.	289,700	10,843,471
Lorillard, Inc.	57,100	3,087,968

AST QMA LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Tobacco (cont’d.)
Philip Morris International, Inc.	22,600	$1,850,262

		15,781,701

Trading Companies & Distributors — 0.3%
MRC Global, Inc.*	140,200	3,779,792
W.W. Grainger, Inc.(a)	17,400	4,396,284

		8,176,076

TOTAL LONG-TERM INVESTMENTS (cost $2,383,842,403)		2,632,499,317

SHORT-TERM INVESTMENTS — 2.5%
AFFILIATED MONEY MARKET MUTUAL FUND — 2.4%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $62,766,359; includes $45,791,191 of cash collateral for securities on loan)(b)(w)	62,766,359	62,766,359

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(k)(n) — 0.1%
U.S. Treasury Bills
0.030%	06/19/14	1,800	1,799,912
0.050%	06/19/14	100	99,995
0.051%	06/19/14	200	199,990

TOTAL U.S. TREASURY OBLIGATIONS (cost $2,099,781)			2,099,897

Value
TOTAL SHORT-TERM INVESTMENTS (cost $64,866,140)	$64,866,256

TOTAL INVESTMENTS — 101.2% (cost $2,448,708,543)	2,697,365,573
Liabilities in excess of other assets(x) — (1.2)%	(30,775,615)

NET ASSETS — 100.0%	$2,666,589,958

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $44,971,448; cash collateral of $45,791,191 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown reflects yield to maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at March 31, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation(1)

Long Position:
350	S&P 500 E-Mini	Jun. 2014	$32,118,505	$32,630,500	$511,995

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2014.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$60,326,231	$—	$—
Air Freight & Logistics	26,204,958	—	—
Airlines	11,559,187	—	—

AST QMA LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Level 1	Level 2	Level 3
Automobiles	$11,354,300	$—	$—
Banks	132,691,906	—	—
Beverages	50,650,226	—	—
Biotechnology	95,708,086	—	—
Building Products	23,865,678	—	—
Capital Markets	95,490,432	—	—
Chemicals	59,650,969	—	—
Commercial Services & Supplies	1,367,971	—	—
Communications Equipment	82,093,667	—	—
Construction & Engineering	5,612,826	—	—
Consumer Finance	25,515,251	—	—
Diversified Consumer Services	1,477,875	—	—
Diversified Financial Services	27,922,315	—	—
Diversified Telecommunication Services	54,153,064	—	—
Electric Utilities	36,341,863	—	—
Electrical Equipment	33,018,622	—	—
Electronic Equipment, Instruments & Components	4,424,520	—	—
Energy Equipment & Services	41,835,500	—	—
Food & Staples Retailing	63,691,370	—	—
Food Products	26,871,130	—	—
Gas Utilities	11,274,643	—	—
Health Care Equipment & Supplies	67,317,706	—	—
Health Care Providers & Services	73,483,765	—	—
Health Care Technology	7,267,500	—	—
Hotels, Restaurants & Leisure	50,201,590	—	—
Household Durables	22,493,730	—	—
Household Products	58,653,082	—	—
Independent Power & Renewable Electricity Producers	11,025,588	—	—
Industrial Conglomerates	42,188,703	—	—
Insurance	56,013,007	—	—
Internet & Catalog Retail	403,824	—	—
Internet Software & Services	95,230,495	—	—
IT Services	54,786,465	—	—
Life Sciences Tools & Services	24,035,976	—	—
Machinery	38,999,687	—	—
Marine	511,083	—	—
Media	53,831,403	—	—
Metals & Mining	18,789,616	—	—
Multiline Retail	33,465,053	—	—
Multi-Utilities	7,886,891	—	—
Oil, Gas & Consumable Fuels	254,166,574	—	—
Personal Products	4,929,288	—	—
Pharmaceuticals	123,339,616	—	—
Professional Services	1,245,514	—	—
Real Estate Investment Trusts (REITs)	34,643,046	—	—
Real Estate Management & Development	20,945,716	—	—
Road & Rail	64,507,416	—	—
Semiconductors & Semiconductor Equipment	39,938,040	—	—
Software	131,853,941	—	—
Specialty Retail	85,940,953	—	—
Technology Hardware, Storage &
Peripherals	121,728,040	—	—
Textiles, Apparel & Luxury Goods	24,930,922	—	—
Thrifts & Mortgage Finance	684,720	—	—
Tobacco	15,781,701	—	—
Trading Companies & Distributors	8,176,076	—	—
U. S. Treasury Obligations	—	2,099,897	—

AST QMA LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Level 1	Level 2	Level 3
Affiliated Money Market Mutual Fund	$62,766,359	$—	$—
Other Financial Instruments*
Futures	511,995	—	—

Total	$2,695,777,671	$2,099,897	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST QMA US EQUITY ALPHA PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 127.6%
COMMON STOCKS
Aerospace & Defense — 3.3%
B/E Aerospace, Inc.*	9,900	$859,221
Hexcel Corp.*	33,000	1,436,820
Huntington Ingalls Industries, Inc.	22,200	2,270,172
L-3 Communications Holdings, Inc.(u)	16,600	1,961,290
Northrop Grumman Corp.(u)	33,500	4,133,230
Raytheon Co.(u)	16,600	1,639,914
Spirit Aerosystems Holdings, Inc. (Class A Stock)*(u)	101,200	2,852,828
Teledyne Technologies, Inc.*	4,900	476,917

		15,630,392

Air Freight & Logistics — 0.9%
United Parcel Service, Inc. (Class B Stock)(u)	41,800	4,070,484

Airlines — 1.4%
Alaska Air Group, Inc.(u)	33,000	3,079,230
Copa Holdings SA (Panama) (Class A Stock)	4,200	609,798
Southwest Airlines Co.	59,100	1,395,351
Spirit Airlines, Inc.*(u)	26,800	1,591,920

		6,676,299

Auto Components — 0.8%
BorgWarner, Inc.(u)	29,200	1,794,924
Drew Industries, Inc.	4,500	243,900
Lear Corp.	5,800	485,576
Tenneco, Inc.*	22,400	1,300,768

		3,825,168

Automobiles — 0.7%
Ford Motor Co.	89,100	1,389,960
Thor Industries, Inc.(u)	27,900	1,703,574
Winnebago Industries, Inc.*	6,800	186,252

		3,279,786

Banks — 5.5%
Bank of America Corp.(u)	177,246	3,048,631
Citigroup, Inc.(u)	113,240	5,390,224
Customers Bancorp, Inc.*	6,200	129,394
First BanCorp*	13,100	71,264
First Interstate Bancsystem, Inc.	10,000	282,200
First NBC Bank Holding Co.*	1,700	59,262
First Niagara Financial Group, Inc.	76,400	721,980
JPMorgan Chase & Co.(u)	79,676	4,837,130
KeyCorp(u)	199,000	2,833,760
PNC Financial Services Group, Inc. (The)	8,400	730,800
Regions Financial Corp.(u)	214,500	2,383,095
Wells Fargo & Co.(u)	121,101	6,023,564

		26,511,304

Beverages — 1.9%
Coca-Cola Co. (The)	37,100	1,434,286
Coca-Cola Enterprises, Inc.	24,000	1,146,240
Monster Beverage Corp.*	15,800	1,097,310
PepsiCo, Inc.(u)	66,600	5,561,100

		9,238,936

Biotechnology — 4.5%
Alexion Pharmaceuticals, Inc.*(u)	19,800	3,012,174
Amgen, Inc.(u)	33,600	4,144,224
Biogen Idec, Inc.*(u)	15,500	4,740,985

	Shares	Value
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
Celgene Corp.*(u)	26,400	$3,685,440
Emergent Biosolutions, Inc.*	19,400	490,238
Gilead Sciences, Inc.*(u)	31,300	2,217,918
Ligand Pharmaceuticals, Inc.*(u)	20,300	1,365,378
Pharmacyclics, Inc.*	2,000	200,440
United Therapeutics Corp.*(u)	18,200	1,711,346

		21,568,143

Building Products — 1.1%
A.O. Smith Corp.	30,000	1,380,600
AAON, Inc.	2,700	75,249
Lennox International, Inc.(u)	22,900	2,081,839
Masco Corp.	59,100	1,312,611
Universal Forest Products, Inc.	3,700	204,758

		5,055,057

Capital Markets — 3.0%
BlackRock, Inc.(u)	8,100	2,547,288
Franklin Resources, Inc.(u)	39,100	2,118,438
Goldman Sachs Group, Inc. (The)(u)	23,300	3,817,705
Lazard Ltd. (Class A Stock)	11,200	527,408
Raymond James Financial, Inc.(u)	31,600	1,767,388
SEI Investments Co.	12,400	416,764
T. Rowe Price Group, Inc.	4,300	354,105
TD Ameritrade Holding Corp.	14,700	499,065
Waddell & Reed Financial, Inc. (Class A Stock)(u)	32,100	2,363,202

		14,411,363

Chemicals — 2.8%
A Schulman, Inc.	2,800	101,528
Celanese Corp. (Class A Stock)	8,200	455,182
Dow Chemical Co. (The)	7,300	354,707
FutureFuel Corp.	11,600	235,480
International Flavors & Fragrances, Inc.(u)	18,300	1,750,761
Koppers Holdings, Inc.	15,800	651,434
LyondellBasell Industries NV (Class A Stock)(u)	43,400	3,859,996
PPG Industries, Inc.(u)	15,300	2,959,938
Westlake Chemical Corp.(u)	44,000	2,911,920

		13,280,946

Commercial Services & Supplies — 0.9%
Deluxe Corp.	28,300	1,484,901
Performant Financial Corp.*	28,300	256,115
Pitney Bowes, Inc.	25,000	649,750
Rollins, Inc.	10,800	326,592
Steelcase, Inc. (Class A Stock)	34,000	564,740
UniFirst Corp.	6,800	747,592
Viad Corp.	9,200	221,168

		4,250,858

Communications Equipment — 3.1%
ADTRAN, Inc.	30,800	751,828
Aruba Networks, Inc.*	6,600	123,750
Cisco Systems, Inc.(u)	205,800	4,611,978
F5 Networks, Inc.*	2,700	287,901
Harmonic, Inc.*	49,100	350,574
Harris Corp.	13,000	951,080
Ixia*	19,200	240,000
QUALCOMM, Inc.(u)	82,700	6,521,722
ShoreTel, Inc.*	42,400	364,640

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Communications Equipment (cont’d.)
Ubiquiti Networks, Inc.*	15,900	$722,973

		14,926,446

Construction & Engineering — 0.6%
AECOM Technology Corp.*(u)	55,200	1,775,784
Argan, Inc.	2,000	59,460
Quanta Services, Inc.*	23,800	878,220

		2,713,464

Consumer Finance — 0.4%
Discover Financial Services	18,900	1,099,791
Nelnet, Inc. (Class A Stock)	19,500	797,550

		1,897,341

Containers & Packaging — 0.1%
Packaging Corp. of America	9,600	675,552

Distributors
Core-Mark Holding Co., Inc.	1,800	130,680

Diversified Consumer Services — 0.1%
Apollo Education Group, Inc. (Class A Stock)*	8,700	297,888

Diversified Financial Services — 1.4%
Berkshire Hathaway, Inc. (Class B Stock)*(u)	19,900	2,486,903
ING US, Inc.	15,800	573,066
McGraw Hill Financial, Inc.(u)	23,300	1,777,790
NASDAQ OMX Group, Inc. (The)(u)	50,800	1,876,552

		6,714,311

Diversified Telecommunication Services — 1.7%
AT&T, Inc.(u)	117,900	4,134,753
IDT Corp. (Class B Stock)	2,800	46,648
Inteliquent, Inc.	8,100	117,693
Intelsat SA*	11,800	220,896
Level 3 Communications, Inc.*	11,500	450,110
Verizon Communications, Inc.(u)	66,900	3,182,433

		8,152,533

Electric Utilities — 1.5%
Duke Energy Corp.(u)	31,900	2,271,918
Edison International	5,400	305,694
El Paso Electric Co.	9,000	321,570
Entergy Corp.	19,100	1,276,835
PPL Corp.(u)	93,900	3,111,846

		7,287,863

Electrical Equipment — 1.5%
AMETEK, Inc.	18,200	937,118
Brady Corp. (Class A Stock)	1,900	51,585
Emerson Electric Co.(u)	48,600	3,246,480
EnerSys, Inc.	22,100	1,531,309
Rockwell Automation, Inc.	11,700	1,457,235
Thermon Group Holdings, Inc.*	4,900	113,582

		7,337,309

Electronic Equipment, Instruments & Components — 1.5%
Arrow Electronics, Inc.*	19,900	1,181,264
Avnet, Inc.(u)	52,100	2,424,213
Daktronics, Inc.	3,500	50,365
Ingram Micro, Inc. (Class A Stock)*(u)	82,400	2,435,744
Insight Enterprises, Inc.*	11,300	283,743
ScanSource, Inc.*	10,300	419,931

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
SYNNEX Corp.*	6,900	$418,209

		7,213,469

Energy Equipment & Services — 2.9%
Baker Hughes, Inc.(u)	49,700	3,231,494
Bristow Group, Inc.	8,700	657,024
Dril-Quip, Inc.*(u)	14,900	1,670,290
Ensco PLC (Class A Stock)(u)	43,500	2,295,930
Helix Energy Solutions Group, Inc.*	47,000	1,080,060
Matrix Service Co.*	2,600	87,828
Schlumberger Ltd.(u)	52,100	5,079,750

		14,102,376

Food & Staples Retailing — 2.1%
CVS Caremark Corp.(u)	28,200	2,111,052
Kroger Co. (The)(u)	71,400	3,116,610
Spartan Stores, Inc.	4,400	102,124
Wal-Mart Stores, Inc.(u)	58,700	4,486,441

		9,816,227

Food Products — 1.8%
Archer-Daniels-Midland Co.(u)	58,500	2,538,315
Bunge Ltd.(u)	33,600	2,671,536
Cal-Maine Foods, Inc.	7,300	458,294
ConAgra Foods, Inc.	55,400	1,719,062
Ingredion, Inc.	13,200	898,656
Sanderson Farms, Inc.	1,800	141,282

		8,427,145

Gas Utilities — 0.9%
AGL Resources, Inc.	27,700	1,356,192
Atmos Energy Corp.	10,600	499,578
New Jersey Resources Corp.	13,400	667,320
UGI Corp.(u)	37,800	1,724,058

		4,247,148

Health Care Equipment & Supplies — 3.8%
Abbott Laboratories(u)	105,900	4,078,209
Baxter International, Inc.(u)	26,700	1,964,586
Becton, Dickinson and Co.	8,600	1,006,888
Boston Scientific Corp.*	23,400	316,368
Cantel Medical Corp.	3,100	104,532
CareFusion Corp.*(u)	44,800	1,801,856
Covidien PLC(u)	22,900	1,686,814
CR Bard, Inc.(u)	12,100	1,790,558
Hill-Rom Holdings, Inc.	35,800	1,379,732
Hologic, Inc.*	22,500	483,750
Invacare Corp.	4,900	93,443
Medtronic, Inc.	24,900	1,532,346
St. Jude Medical, Inc.	13,600	889,304
STERIS Corp.	9,300	444,075
Stryker Corp.	1,500	122,205
West Pharmaceutical Services, Inc.	9,700	427,285

		18,121,951

Health Care Providers & Services — 2.9%
Aetna, Inc.	26,500	1,986,705
CIGNA Corp.(u)	34,000	2,846,820
Express Scripts Holding Co.*(u)	55,900	4,197,531
UnitedHealth Group, Inc.(u)	8,300	680,517
Universal Health Services, Inc. (Class B Stock)	17,600	1,444,432

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services (cont’d.)
WellPoint, Inc.(u)	29,200	$2,906,860

		14,062,865

Health Care Technology — 0.7%
Cerner Corp.*(u)	48,000	2,700,000
Computer Programs & Systems, Inc.	2,800	180,880
Quality Systems, Inc.	16,400	276,832

		3,157,712

Hotels, Restaurants & Leisure — 2.8%
Buffalo Wild Wings, Inc.*	6,000	893,400
Chipotle Mexican Grill, Inc.*	2,400	1,363,320
Jack in the Box, Inc.*(u)	33,400	1,968,596
Marriott Vacations Worldwide Corp.*	20,300	1,134,973
McDonald’s Corp.(u)	45,800	4,489,774
Ruth’s Hospitality Group, Inc.	6,300	76,167
Texas Roadhouse, Inc.	22,900	597,232
Wyndham Worldwide Corp.(u)	37,400	2,738,802

		13,262,264

Household Durables — 0.8%
La-Z-Boy, Inc.	7,700	208,670
NACCO Industries, Inc. (Class A Stock)	2,400	130,104
Whirlpool Corp.(u)	22,800	3,407,688

		3,746,462

Household Products — 1.4%
Colgate-Palmolive Co.(u)	28,700	1,861,769
Kimberly-Clark Corp.	7,500	826,875
Procter & Gamble Co. (The)(u)	52,100	4,199,260

		6,887,904

Independent Power and Renewable Electricity Producers — 0.5%
AES Corp. (The)(u)	183,000	2,613,240

Industrial Conglomerates — 1.4%
3M Co.(u)	11,800	1,600,788
General Electric Co.(u)	187,770	4,861,365

		6,462,153

Insurance — 2.9%
Aflac, Inc.	15,200	958,208
American Financial Group, Inc.(u)	39,800	2,296,858
Aspen Insurance Holdings Ltd.	16,100	639,170
Axis Capital Holdings Ltd.(u)	40,500	1,856,925
CNA Financial Corp.	11,700	499,824
Everest Re Group Ltd.(u)	11,000	1,683,550
HCC Insurance Holdings, Inc.	6,200	282,038
Kemper Corp.	4,900	191,933
Navigators Group, Inc. (The)*	4,000	245,560
PartnerRe Ltd.(u)	24,800	2,566,800
ProAssurance Corp.	9,600	427,488
Reinsurance Group of America, Inc.	2,200	175,186
Travelers Cos., Inc. (The)(u)	24,800	2,110,480

		13,934,020

Internet & Catalog Retail — 0.6%
Amazon.com, Inc.*	2,300	773,996
Expedia, Inc.	2,000	145,000
FTD Cos., Inc.*	13,120	417,347
HSN, Inc.(u)	24,700	1,475,331
PetMed Express, Inc.	4,800	64,368

		2,876,042

	Shares	Value
COMMON STOCKS (Continued)
Internet Software & Services — 3.2%
Akamai Technologies, Inc.*	8,400	$488,964
Facebook, Inc. (Class A Stock)*(u)	84,700	5,102,328
Google, Inc. (Class A Stock)*(u)	7,000	7,801,570
IntraLinks Holdings, Inc.*	15,500	158,565
LogMeIn, Inc.*	20,700	929,223
NIC, Inc.	5,600	108,136
Perficient, Inc.*	13,900	251,868
United Online, Inc.	35,800	413,848
Vistaprint NV*	3,700	182,114
Vocus, Inc.*	7,500	99,975

		15,536,591

IT Services — 2.8%
Accenture PLC (Class A Stock)	8,400	669,648
Booz Allen Hamilton Holding Corp.	15,800	347,600
Broadridge Financial Solutions, Inc.	28,300	1,051,062
Cognizant Technology Solutions Corp. (Class A Stock)*	10,700	541,527
CoreLogic, Inc.*(u)	37,700	1,132,508
DST Systems, Inc.(u)	24,800	2,350,792
Fiserv, Inc.*	9,100	515,879
Genpact Ltd.*	61,500	1,071,330
Global Cash Access Holdings, Inc.*	14,000	96,040
iGATE Corp.*	29,900	943,046
International Business Machines Corp.(u)	16,000	3,079,840
MasterCard, Inc. (Class A Stock)(u)	3,000	224,100
NeuStar, Inc. (Class A Stock)*	1,300	42,263
Syntel, Inc.*	12,000	1,078,800
Visa, Inc. (Class A Stock)	600	129,516

		13,273,951

Life Sciences Tools & Services — 1.1%
Mettler-Toledo International, Inc.*	7,200	1,696,896
Techne Corp.	7,800	665,886
Thermo Fisher Scientific, Inc.(u)	25,200	3,030,048

		5,392,830

Machinery — 2.7%
Global Brass & Copper Holdings, Inc.	4,000	63,080
Graco, Inc.	1,600	119,584
Harsco Corp.	45,000	1,054,350
Hyster-Yale Materials Handling, Inc.	4,000	390,000
IDEX Corp.	15,400	1,122,506
Illinois Tool Works, Inc.(u)	29,500	2,399,235
Lincoln Electric Holdings, Inc.(u)	27,700	1,994,677
Meritor, Inc.*	25,000	306,250
Mueller Industries, Inc.	12,000	359,880
Oshkosh Corp.(u)	62,400	3,673,488
SPX Corp.	8,600	845,466
Standex International Corp.	3,100	166,098
WABCO Holdings, Inc.*	6,100	643,916

		13,138,530

Marine — 0.1%
Matson, Inc.	13,500	333,315

Media — 3.9%
AMC Networks, Inc. (Class A Stock)*(u)	21,200	1,549,508
Cinemark Holdings, Inc.	48,700	1,412,787
Comcast Corp. (Class A Stock)(u)	108,600	5,432,172
DIRECTV*	29,100	2,223,822
Global Sources Ltd. (Bermuda)*	15,700	140,672

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
Gray Television, Inc.*	32,300	$334,951
Madison Square Garden Co. (The) (Class A Stock)*	13,700	777,886
Meredith Corp.	12,400	575,732
Morningstar, Inc.	7,800	616,356
Starz (Class A Stock)*	22,500	726,300
Twenty-First Century Fox, Inc. (Class A Stock)(u)	85,800	2,743,026
Viacom, Inc. (Class B Stock)	6,800	577,932
Walt Disney Co. (The)	19,000	1,521,330

		18,632,474

Metals & Mining — 1.6%
Freeport-McMoRan Copper & Gold, Inc.(u)	73,700	2,437,259
Globe Specialty Metals, Inc.	33,200	691,224
Noranda Aluminum Holding Corp.	4,000	16,440
Reliance Steel & Aluminum Co.	20,600	1,455,596
Southern Copper Corp.	51,400	1,496,254
Worthington Industries, Inc.	34,700	1,327,275

		7,424,048

Multiline Retail — 1.3%
Dillard’s, Inc. (Class A Stock)(u)	23,900	2,208,360
Dollar General Corp.*	19,200	1,065,216
Macy’s, Inc.(u)	45,800	2,715,482

		5,989,058

Multi-Utilities — 0.3%
DTE Energy Co.	3,800	282,302
SCANA Corp.	26,800	1,375,376

		1,657,678

Oil, Gas & Consumable Fuels — 10.8%
Anadarko Petroleum Corp.(u)	42,300	3,585,348
Apache Corp.(u)	25,000	2,073,750
Chesapeake Energy Corp.	57,200	1,465,464
Chevron Corp.(u)	74,546	8,864,265
ConocoPhillips(u)	72,100	5,072,235
Delek US Holdings, Inc.	4,600	133,584
EOG Resources, Inc.(u)	19,200	3,766,464
EQT Corp.(u)	27,700	2,686,069
Exxon Mobil Corp.(u)	93,600	9,142,848
Marathon Oil Corp.(u)	67,900	2,411,808
Marathon Petroleum Corp.(u)	20,750	1,806,080
Occidental Petroleum Corp.	19,400	1,848,626
Phillips 66(u)	44,900	3,459,994
SM Energy Co.(u)	32,000	2,281,280
Targa Resources Corp.	12,900	1,280,454
Valero Energy Corp.(u)	35,200	1,869,120

		51,747,389

Paper & Forest Products — 0.2%
Clearwater Paper Corp.*	9,000	564,030
KapStone Paper and Packaging Corp.*	16,600	478,744
P.H. Glatfelter Co.	4,800	130,656

		1,173,430

Personal Products — 0.5%
Avon Products, Inc.	64,200	939,888
Nu Skin Enterprises, Inc. (Class A Stock)(u)	16,600	1,375,310

		2,315,198

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals — 6.2%
Allergan, Inc.(u)	23,100	$2,866,710
Eli Lilly & Co.(u)	32,800	1,930,608
Jazz Pharmaceuticals PLC*(u)	20,900	2,898,412
Johnson & Johnson(u)	84,000	8,251,320
Lannett Co., Inc.*(u)	45,600	1,628,832
Merck & Co., Inc.(u)	57,400	3,258,598
Pfizer, Inc.(u)	187,305	6,016,237
Prestige Brands Holdings, Inc.*	3,900	106,275
Salix Pharmaceuticals Ltd.*(u)	24,400	2,528,084
Zoetis, Inc.	11,500	332,810

		29,817,886

Professional Services — 0.3%
Manpowergroup, Inc.	17,900	1,411,057
Navigant Consulting, Inc.*	13,500	251,910

		1,662,967

Real Estate Investment Trusts (REITs) — 3.0%
Agree Realty Corp.	6,000	182,460
American Assets Trust, Inc.	15,300	516,222
American Capital Agency Corp.(u)	76,400	1,641,836
American Capital Mortgage Investment Corp.	71,600	1,343,932
Annaly Capital Management, Inc.(u)	244,800	2,685,456
Apollo Residential Mortgage, Inc.	7,800	126,594
Chambers Street Properties	52,700	409,479
Chatham Lodging Trust	6,400	129,408
CyrusOne, Inc.	4,700	97,901
Franklin Street Properties Corp. (Class C Stock)	46,900	590,940
General Growth Properties, Inc.	24,800	545,600
GEO Group, Inc. (The)	7,300	235,352
Hospitality Properties Trust(u)	71,200	2,044,864
Invesco Mortgage Capital, Inc.	19,700	324,459
Lexington Realty Trust	35,000	381,850
Resource Capital Corp.	65,500	364,835
RLJ Lodging Trust	32,100	858,354
Simon Property Group, Inc.	7,400	1,213,600
Strategic Hotels & Resorts, Inc.*	29,500	300,605
Summit Hotel Properties, Inc.	11,600	107,648
Ventas, Inc.	1,200	72,684
Winthrop Realty Trust	15,800	183,122

		14,357,201

Real Estate Management & Development — 0.7%
CBRE Group, Inc. (Class A Stock)*	22,600	619,918
Jones Lang LaSalle, Inc.(u)	25,000	2,962,500

		3,582,418

Road & Rail — 2.5%
AMERCO	3,700	858,844
CSX Corp.(u)	87,200	2,526,184
Norfolk Southern Corp.(u)	25,400	2,468,118
Old Dominion Freight Line, Inc.*	16,400	930,536
Union Pacific Corp.(u)	26,900	5,048,054

		11,831,736

Semiconductors & Semiconductor Equipment — 3.1%
Brooks Automation, Inc.	16,600	181,438
Cabot Microelectronics Corp.*	5,300	233,200
Cirrus Logic, Inc.*	43,300	860,371
Inphi Corp.*	8,400	135,156

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Integrated Device Technology, Inc.*(u)	178,400	$2,181,832
Intel Corp.(u)	160,980	4,154,894
Intersil Corp. (Class A Stock)	56,700	732,564
KLA-Tencor Corp.	22,200	1,534,908
Lattice Semiconductor Corp.*	21,100	165,424
MKS Instruments, Inc.	15,300	457,317
Power Integrations, Inc.	3,000	197,340
Silicon Image, Inc.*	53,900	371,910
Skyworks Solutions, Inc.*(u)	97,400	3,654,448
Ultra Clean Holdings, Inc.*	9,300	122,295

		14,983,097

Software — 7.5%
ANSYS, Inc.*(u)	33,600	2,587,872
Aspen Technology, Inc.*	14,200	601,512
CA, Inc.(u)	80,200	2,483,794
Comverse, Inc.*	11,300	390,754
Informatica Corp.*	4,700	177,566
Intuit, Inc.	17,000	1,321,410
Manhattan Associates, Inc.*	38,900	1,362,667
Microsoft Corp.(u)	250,900	10,284,391
MicroStrategy, Inc. (Class A Stock)*	4,100	473,099
Oracle Corp.(u)	174,400	7,134,704
Pegasystems, Inc.	15,000	529,800
Progress Software Corp.*	25,200	549,360
PTC, Inc.*	26,400	935,352
Solera Holdings, Inc.	14,600	924,764
SS&C Technologies Holdings, Inc.*	29,100	1,164,582
Symantec Corp.(u)	108,800	2,172,736
Synopsys, Inc.*	25,000	960,250
TIBCO Software, Inc.*	53,400	1,085,088
TiVo, Inc.*	66,000	873,180

		36,012,881

Specialty Retail — 4.4%
Bed Bath & Beyond, Inc.*	10,500	722,400
Best Buy Co., Inc.(u)	97,300	2,569,693
Destination Maternity Corp.	7,100	194,540
Express, Inc.*	93,200	1,480,016
Foot Locker, Inc.(u)	47,000	2,208,060
GameStop Corp. (Class A Stock)	28,200	1,159,020
Gap, Inc. (The)(u)	39,200	1,570,352
Home Depot, Inc. (The)(u)	42,000	3,323,460
Lowe’s Cos., Inc.(u)	36,100	1,765,290
PetSmart, Inc.	21,100	1,453,579
Ross Stores, Inc.(u)	37,000	2,647,350
TJX Cos., Inc. (The)(u)	32,500	1,971,125
Zumiez, Inc.*	4,700	113,928

		21,178,813

Technology Hardware, Storage & Peripherals — 4.1%
Apple, Inc.(u)	25,000	13,418,500
Hewlett-Packard Co.(u)	152,400	4,931,664
Immersion Corp.*	9,800	103,390
NetApp, Inc.	9,100	335,790
Western Digital Corp.	10,900	1,000,838

		19,790,182

Textiles, Apparel & Luxury Goods — 1.1%
Michael Kors Holdings Ltd.*(u)	38,800	3,618,876

	Shares	Value
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Steven Madden Ltd.*(u)	43,700	$1,572,326

		5,191,202

Thrifts & Mortgage Finance — 0.1%
Home Loan Servicing Solutions Ltd.	14,600	315,360
Washington Federal, Inc.	3,500	81,550

		396,910

Tobacco — 0.7%
Altria Group, Inc.(u)	44,900	1,680,607
Lorillard, Inc.	7,700	416,416
Philip Morris International, Inc.	16,050	1,314,013

		3,411,036

Trading Companies & Distributors — 0.9%
Aceto Corp.	18,100	363,629
DXP Enterprises, Inc.*	6,900	655,017
MRC Global, Inc.*(u)	80,800	2,178,368
W.W. Grainger, Inc.(u)	3,800	960,108

		4,157,122

Water Utilities — 0.3%
American Water Works Co., Inc.	28,500	1,293,900

TOTAL LONG-TERM INVESTMENTS
(cost $510,074,426)		611,144,944

SHORT-TERM INVESTMENTS — 1.6%
AFFILIATED MONEY MARKET MUTUAL FUND — 1.4%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $6,906,661)(w)	6,906,661	6,906,661

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.2%
U.S. Treasury Bills (cost $699,924)
0.051%	06/19/14	700	699,966

TOTAL SHORT-TERM INVESTMENTS (cost $7,606,585)			7,606,627

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 129.2% (cost $517,681,011)			618,751,571

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT — (29.3)%
COMMON STOCKS
Aerospace & Defense — (0.8)%
DigitalGlobe, Inc.*	72,800	$(2,111,928)
GenCorp, Inc.*	26,200	(478,674)
Kratos Defense & Security Solutions, Inc.*	12,900	(97,266)
Orbital Sciences Corp.*	27,000	(753,300)
Textron, Inc.	6,700	(263,243)

		(3,704,411)

Air Freight & Logistics — (0.1)%
UTi Worldwide, Inc.	47,600	(504,084)

Airlines — (0.4)%
American Airlines Group, Inc.*	57,300	(2,097,180)

Auto Components — (0.2)%
Dorman Products, Inc.*	15,500	(915,430)

Banks — (0.3)%
PacWest Bancorp	11,800	(507,518)
Texas Capital Bancshares, Inc.*	10,500	(681,870)

		(1,189,388)

Biotechnology — (2.0)%
Acceleron Pharma, Inc.*	9,000	(310,500)
Array BioPharma, Inc.*	76,200	(358,140)
Cepheid, Inc.*	33,400	(1,722,772)
Halozyme Therapeutics, Inc.*	45,000	(571,500)
InterMune, Inc.*	72,200	(2,416,534)
Ironwood Pharmaceuticals, Inc.*	99,400	(1,224,608)
KYTHERA Biopharmaceuticals, Inc.*	11,400	(453,264)
NPS Pharmaceuticals, Inc.*	73,400	(2,196,862)
Synageva BioPharma Corp.*	3,100	(257,207)

		(9,511,387)

Building Products — (0.2)%
Apogee Enterprises, Inc.	10,300	(342,269)
NCI Building Systems, Inc.*	7,200	(125,712)
Ply Gem Holdings, Inc.*	19,400	(245,022)

		(713,003)

Capital Markets
FXCM, Inc. (Class A Stock)	11,100	(163,947)

Chemicals — (0.9)%
American Vanguard Corp.	5,700	(123,405)
Flotek Industries, Inc.*	50,600	(1,409,210)
FMC Corp.	29,800	(2,281,488)
WR Grace & Co.*	6,900	(684,273)

		(4,498,376)

Commercial Services & Supplies — (1.0)%
Clean Harbors, Inc.*	43,500	(2,383,365)
Covanta Holding Corp.	76,800	(1,386,240)
EnerNOC, Inc.*	22,800	(507,984)
Healthcare Services Group, Inc.	21,300	(618,978)

		(4,896,567)

Communications Equipment — (0.8)%
Ciena Corp.*	54,100	(1,230,234)
Finisar Corp.*	37,000	(980,870)
Infinera Corp.*	88,700	(805,396)
InterDigital, Inc.	4,300	(142,373)
Procera Networks, Inc.*	24,700	(256,633)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Communications Equipment (cont’d.)
ViaSat, Inc.*	8,800	$(607,552)

		(4,023,058)

Construction & Engineering — (0.4)%
Dycom Industries, Inc.*	21,600	(682,776)
Granite Construction, Inc.	18,500	(738,705)
Great Lakes Dredge & Dock Corp.*	45,200	(412,676)

		(1,834,157)

Diversified Consumer Services — (0.2)%
Sotheby’s	16,100	(701,155)

Electric Utilities
Hawaiian Electric Industries, Inc.	8,100	(205,902)

Electrical Equipment — (0.1)%
Power Solutions International, Inc.*	2,600	(195,442)
PowerSecure International, Inc.*	8,600	(201,584)

		(397,026)

Electronic Equipment, Instruments & Components — (0.2)%
FLIR Systems, Inc.	3,100	(111,600)
Maxwell Technologies, Inc.*	29,600	(382,432)
MTS Systems Corp.	4,400	(301,356)
Trimble Navigation Ltd.*	9,800	(380,926)

		(1,176,314)

Energy Equipment & Services — (1.2)%
Dresser-Rand Group, Inc.*	39,900	(2,330,559)
Geospace Technologies Corp.*	12,100	(800,657)
Key Energy Services, Inc.*	54,900	(507,276)
McDermott International, Inc.*	243,100	(1,901,042)

		(5,539,534)

Food Products — (0.4)%
Annie’s, Inc.*	6,300	(253,197)
Boulder Brands, Inc.*	11,000	(193,820)
Hain Celestial Group, Inc. (The)*	7,100	(649,437)
Post Holdings, Inc.*	10,400	(573,248)

		(1,669,702)

Health Care Equipment & Supplies — (1.0)%
Cerus Corp.*	51,700	(248,160)
Endologix, Inc.*	40,200	(517,374)
HeartWare International, Inc.*	6,300	(590,814)
Insulet Corp.*	37,900	(1,797,218)
Quidel Corp.*	14,000	(382,200)
Wright Medical Group, Inc.*	34,600	(1,075,022)

		(4,610,788)

Health Care Providers & Services — (1.5)%
Acadia Healthcare Co., Inc.*	26,600	(1,200,192)
BioScrip, Inc.*	73,400	(512,332)
Capital Senior Living Corp.*	19,900	(517,201)
ExamWorks Group, Inc.*	14,100	(493,641)
Healthways, Inc.*	26,600	(455,924)
IPC The Hospitalist Co., Inc.*	7,200	(353,376)
Molina Healthcare, Inc.*	2,700	(101,412)
Omnicare, Inc.	33,500	(1,998,945)
Tenet Healthcare Corp.*	33,800	(1,446,978)

		(7,080,001)

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Health Care Technology — (0.6)%
athenahealth, Inc.*	16,100	$(2,579,864)
Vocera Communications, Inc.*	17,800	(290,674)

		(2,870,538)

Hotels, Restaurants & Leisure — (0.2)%
BJ’s Restaurants, Inc.*	7,600	(248,596)
Bob Evans Farms, Inc.	13,800	(690,414)
Scientific Games Corp. (Class A Stock)*	13,100	(179,863)

		(1,118,873)

Household Durables — (0.2)%
Beazer Homes USA, Inc.*	26,800	(538,144)
M/I Homes, Inc.*	15,000	(336,300)

		(874,444)

Insurance — (0.2)%
Ambac Financial Group, Inc.*	14,800	(459,244)
eHealth, Inc.*	1,800	(91,440)
Employers Holdings, Inc.	6,000	(121,380)
RenaissanceRe Holdings Ltd.	1,400	(136,640)

		(808,704)

Internet & Catalog Retail
RetailMeNot, Inc.*	6,200	(198,400)

Internet Software & Services — (1.1)%
ChannelAdvisor Corp.*	10,700	(403,818)
comScore, Inc.*	9,100	(298,389)
Cornerstone OnDemand, Inc.*	22,100	(1,057,927)
Global Eagle Entertainment, Inc.*	22,000	(347,160)
Marketo, Inc.*	19,600	(640,332)
Pandora Media, Inc.*	19,300	(585,176)
Xoom Corp.*	16,600	(324,032)
Yelp, Inc.*	19,800	(1,523,214)

		(5,180,048)

IT Services
ServiceSource International, Inc.*	16,400	(138,416)

Leisure Products — (0.1)%
Callaway Golf Co.	29,000	(296,380)

Life Sciences Tools & Services — (0.1)%
Albany Molecular Research, Inc.*	19,600	(364,364)

Machinery — (0.6)%
Altra Industrial Motion Corp.	6,400	(228,480)
Chart Industries, Inc.*	11,500	(914,825)
EnPro Industries, Inc.*	18,800	(1,366,196)
RBC Bearings, Inc.*	6,500	(414,050)

		(2,923,551)

Media — (0.8)%
Charter Communications, Inc. (Class A Stock)*	9,100	(1,121,120)
DreamWorks Animation SKG, Inc. (Class A Stock)*	69,000	(1,831,950)
Liberty Global PLC (United Kingdom) (Class A Stock)*	5,200	(216,320)
Lions Gate Entertainment Corp.	25,400	(678,942)
World Wrestling Entertainment, Inc. (Class A Stock)	6,100	(176,168)

		(4,024,500)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Metals & Mining — (0.7)%
Horsehead Holding Corp.*	36,500	$(613,930)
Kaiser Aluminum Corp.	13,400	(957,028)
Royal Gold, Inc.	29,400	(1,841,028)

		(3,411,986)

Multiline Retail — (0.1)%
Tuesday Morning Corp.*	32,700	(462,705)

Oil, Gas & Consumable Fuels — (2.5)%
Cloud Peak Energy, Inc.*	27,200	(575,008)
Comstock Resources, Inc.	15,500	(354,175)
Emerald Oil, Inc.*	47,800	(321,216)
Gulfport Energy Corp.*	46,600	(3,316,988)
Northern Oil and Gas, Inc.*	39,700	(580,414)
Penn Virginia Corp.*	66,900	(1,170,081)
Resolute Energy Corp.*	21,200	(152,640)
Rex Energy Corp.*	12,400	(232,004)
Rosetta Resources, Inc.*	21,200	(987,496)
Sanchez Energy Corp.*	28,400	(841,492)
Scorpio Tankers, Inc.	39,300	(391,821)
Stone Energy Corp.*	34,000	(1,426,980)
Teekay Corp. (Bermuda)	21,800	(1,226,032)
Triangle Petroleum Corp.*	67,400	(555,376)

		(12,131,723)

Personal Products — (0.1)%
Elizabeth Arden, Inc.*	12,900	(380,679)

Pharmaceuticals — (0.7)%
Auxilium Pharmaceuticals, Inc.*	39,000	(1,060,020)
Pacira Pharmaceuticals, Inc.*	34,600	(2,421,654)

		(3,481,674)

Professional Services — (0.4)%
Advisory Board Co. (The)*	19,600	(1,259,300)
WageWorks, Inc.*	14,400	(807,984)

		(2,067,284)

Real Estate Investment Trusts (REITs) — (0.6)%
Essex Property Trust, Inc.	1,300	(221,065)
Kilroy Realty Corp.	21,900	(1,282,902)
Plum Creek Timber Co., Inc.	30,500	(1,282,220)

		(2,786,187)

Road & Rail — (1.3)%
Avis Budget Group, Inc.*	46,500	(2,264,550)
Con-way, Inc.	29,000	(1,191,320)
Genesee & Wyoming, Inc. (Class A Stock)* .	19,600	(1,907,472)
Heartland Express, Inc.	32,900	(746,501)

		(6,109,843)

Semiconductors & Semiconductor Equipment — (1.3)%
Applied Micro Circuits Corp.*	37,500	(371,250)
First Solar, Inc.*	23,700	(1,654,023)
Spansion, Inc. (Class A Stock)*	8,300	(144,586)
SunEdison, Inc.*	165,000	(3,108,600)
Ultratech, Inc.*	30,900	(901,971)

		(6,180,430)

Software — (3.0)%
BroadSoft, Inc.*	30,500	(815,265)
Cadence Design Systems, Inc.*	52,400	(814,296)
Callidus Software, Inc.*	26,100	(326,772)

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Software (cont’d.)
Concur Technologies, Inc.*	25,900	$(2,565,913)
FireEye, Inc.*	11,100	(683,427)
Fleetmatics Group PLC*	18,000	(602,100)
Guidewire Software, Inc.*	5,200	(255,060)
Proofpoint, Inc.*	4,200	(155,736)
QLIK Technologies, Inc.*	94,200	(2,504,778)
salesforce.com, Inc.*	34,400	(1,963,896)
ServiceNow, Inc.*	38,600	(2,312,912)
Take-Two Interactive Software, Inc.*	35,000	(767,550)
Tangoe, Inc.*	41,200	(765,908)

		(14,533,613)

Specialty Retail — (1.7)%
Abercrombie & Fitch Co. (Class A Stock)	31,200	(1,201,200)
Cabela’s, Inc.*	20,400	(1,336,404)
Five Below, Inc.*	34,300	(1,457,064)
Monro Muffler Brake, Inc.	9,800	(557,424)
Signet Jewelers Ltd.	17,600	(1,863,136)
Sonic Automotive, Inc. (Class A Stock)	4,400	(98,912)
Stage Stores, Inc.	33,300	(814,185)
Vitamin Shoppe, Inc.*	19,600	(931,392)

		(8,259,717)

Technology Hardware, Storage & Peripherals — (0.2)%
Cray, Inc.*	7,300	(272,436)
Fusion-io, Inc.*	40,900	(430,268)
Silicon Graphics International Corp.*	17,700	(217,356)

		(920,060)

Textiles, Apparel & Luxury Goods — (0.8)%
PVH Corp.	5,400	(673,758)
Quiksilver, Inc.*	198,500	(1,490,735)
Under Armour, Inc. (Class A Stock)*	15,500	(1,776,920)

		(3,941,413)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Trading Companies & Distributors — (0.3)%
Fastenal Co.	27,800	$(1,371,096)
TAL International Group, Inc.*	3,000	(128,610)

		(1,499,706)

Water Utilities
Aqua America, Inc.	4,325	(108,428)

TOTAL SECURITIES SOLD SHORT (proceeds received $123,727,438)		(140,505,076)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 99.9% (cost $393,953,573)		478,246,495
Other assets in excess of liabilities(x) — 0.1%		541,132

NET ASSETS — 100.0%		$478,787,627

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown reflects yield to maturity at purchase date.
(u)	Represents security, or a portion thereof, segregated as collateral for short contracts.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at March 31, 2014:

Number			Value at
of		Expiration	Trade	Value at	Unrealized
Contracts	Type	Date	Date	March 31, 2014	Appreciation(1)
Long Positions:
76	S&P 500 E-Mini	Jun. 2014	$6,988,150	$7,085,480	$97,330
7	S&P Mid 400 E-Mini	Jun. 2014	952,422	962,430	10,008

					$107,338

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2014.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$15,630,392	$—	$—
Air Freight & Logistics	4,070,484	—	—

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Level 1	Level 2	Level 3
Airlines	$6,676,299	$—	$—
Auto Components	3,825,168	—	—
Automobiles	3,279,786	—	—
Banks	26,511,304	—	—
Beverages	9,238,936	—	—
Biotechnology	21,568,143	—	—
Building Products	5,055,057	—	—
Capital Markets	14,411,363	—	—
Chemicals	13,280,946	—	—
Commercial Services & Supplies	4,250,858	—	—
Communications Equipment	14,926,446	—	—
Construction & Engineering	2,713,464	—	—
Consumer Finance	1,897,341	—	—
Containers & Packaging	675,552	—	—
Distributors	130,680	—	—
Diversified Consumer Services	297,888	—	—
Diversified Financial Services	6,714,311	—	—
Diversified Telecommunication Services	8,152,533	—	—
Electric Utilities	7,287,863	—	—
Electrical Equipment	7,337,309	—	—
Electronic Equipment, Instruments & Components	7,213,469	—	—
Energy Equipment & Services	14,102,376	—	—
Food & Staples Retailing	9,816,227	—	—
Food Products	8,427,145	—	—
Gas Utilities	4,247,148	—	—
Health Care Equipment & Supplies	18,121,951	—	—
Health Care Providers & Services	14,062,865	—	—
Health Care Technology	3,157,712	—	—
Hotels, Restaurants & Leisure	13,262,264	—	—
Household Durables	3,746,462	—	—
Household Products	6,887,904	—	—
Independent Power and Renewable Electricity Producers	2,613,240	—	—
Industrial Conglomerates	6,462,153	—	—
Insurance	13,934,020	—	—
Internet & Catalog Retail	2,876,042	—	—
Internet Software & Services	15,536,591	—	—
IT Services	13,273,951	—	—
Life Sciences Tools & Services	5,392,830	—	—
Machinery	13,138,530	—	—
Marine	333,315	—	—
Media	18,632,474	—	—
Metals & Mining	7,424,048	—	—
Multiline Retail	5,989,058	—	—
Multi-Utilities	1,657,678	—	—
Oil, Gas & Consumable Fuels	51,747,389	—	—
Paper & Forest Products	1,173,430	—	—
Personal Products	2,315,198	—	—
Pharmaceuticals	29,817,886	—	—
Professional Services	1,662,967	—	—
Real Estate Investment Trusts (REITs)	14,357,201	—	—
Real Estate Management & Development	3,582,418	—	—
Road & Rail	11,831,736	—	—
Semiconductors & Semiconductor Equipment	14,983,097	—	—
Software	36,012,881	—	—
Specialty Retail	21,178,813	—	—
Technology Hardware, Storage & Peripherals	19,790,182	—	—

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Level 1	Level 2	Level 3
Textiles, Apparel & Luxury Goods	$5,191,202	$—	$—
Thrifts & Mortgage Finance	396,910	—	—
Tobacco	3,411,036	—	—
Trading Companies & Distributors	4,157,122	—	—
Water Utilities	1,293,900	—	—
Affiliated Money Market Mutual Fund	6,906,661	—	—
U.S. Treasury Obligation	—	699,966	—
Securities Sold Short - Common Stock
Aerospace & Defense	(3,704,411)	—	—
Air Freight & Logistics	(504,084)	—	—
Airlines	(2,097,180)	—	—
Auto Components	(915,430)	—	—
Banks	(1,189,388)	—	—
Biotechnology	(9,511,387)	—	—
Building Products	(713,003)	—	—
Capital Markets	(163,947)	—	—
Chemicals	(4,498,376)	—	—
Commercial Services & Supplies	(4,896,567)	—	—
Communications Equipment	(4,023,058)	—	—
Construction & Engineering	(1,834,157)	—	—
Diversified Consumer Services	(701,155)	—	—
Electric Utilities	(205,902)	—	—
Electrical Equipment	(397,026)	—	—
Electronic Equipment, Instruments & Components	(1,176,314)	—	—
Energy Equipment & Services	(5,539,534)	—	—
Food Products	(1,669,702)	—	—
Health Care Equipment & Supplies	(4,610,788)	—	—
Health Care Providers & Services	(7,080,001)	—	—
Health Care Technology	(2,870,538)	—	—
Hotels, Restaurants & Leisure	(1,118,873)	—	—
Household Durables	(874,444)	—	—
Insurance	(808,704)	—	—
Internet & Catalog Retail	(198,400)	—	—
Internet Software & Services	(5,180,048)	—	—
IT Services	(138,416)	—	—
Leisure Products	(296,380)	—	—
Life Sciences Tools & Services	(364,364)	—	—
Machinery	(2,923,551)	—	—
Media	(4,024,500)	—	—
Metals & Mining	(3,411,986)	—	—
Multiline Retail	(462,705)	—	—
Oil, Gas & Consumable Fuels	(12,131,723)	—	—
Personal Products	(380,679)	—	—
Pharmaceuticals	(3,481,674)	—	—
Professional Services	(2,067,284)	—	—
Real Estate Investment Trusts (REITs)	(2,786,187)	—	—
Road & Rail	(6,109,843)	—	—
Semiconductors & Semiconductor Equipment	(6,180,430)	—	—
Software	(14,533,613)	—	—
Specialty Retail	(8,259,717)	—	—
Technology Hardware, Storage & Peripherals	(920,060)	—	—
Textiles, Apparel & Luxury Goods	(3,941,413)	—	—
Trading Companies & Distributors	(1,499,706)	—	—
Water Utilities	(108,428)	—	—

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Level 1	Level 2	Level 3
Other Financial Instruments*
Futures	$107,338	$—	$—

Total	$477,653,867	$699,966	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST QUANTITATIVE MODELING PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.9%
AFFILIATED MUTUAL FUNDS
AST AQR Emerging Markets Equity Portfolio*	157,220	$1,575,340
AST AQR Large-Cap Portfolio*	4,746,671	57,007,522
AST ClearBridge Dividend Growth Portfolio*	2,363,576	28,457,459
AST Federated Aggressive Growth Portfolio*	365,981	5,131,050
AST Goldman Sachs Large-Cap Value Portfolio*	585,708	14,256,132
AST Goldman Sachs Mid-Cap Growth Portfolio*	55,664	393,547
AST Goldman Sachs Small-Cap Value Portfolio*	151,072	2,587,857
AST Herndon Large-Cap Value Portfolio*	819,904	10,650,556
AST High Yield Portfolio*	514,954	4,346,208
AST International Growth Portfolio*	2,684,514	37,314,740
AST International Value Portfolio*	2,050,052	37,290,445
AST Jennison Large-Cap Growth Portfolio*	700,818	13,420,668
AST Jennison Large-Cap Value Portfolio*	630,350	10,678,124
AST Large-Cap Value Portfolio*	511,937	10,699,483
AST Loomis Sayles Large-Cap Growth Portfolio*	689,016	20,098,607
AST Lord Abbett Core Fixed-Income Portfolio*	601,768	6,926,351
AST MFS Growth Portfolio*	1,321,507	20,126,554
AST MFS Large-Cap Value Portfolio*	764,795	10,691,830
AST Mid-Cap Value Portfolio*	58,969	1,086,215
AST Money Market Portfolio*	1,072,930	1,072,930
AST Neuberger Berman Core Bond Portfolio*	414,229	4,341,118
AST Neuberger Berman Mid-Cap Growth Portfolio*	51,728	1,678,040
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	43,435	1,086,750
AST Parametric Emerging Markets Equity Portfolio*	152,305	1,376,839
AST PIMCO Limited Maturity Bond Portfolio*	259,200	2,682,723

	Shares	Value
AFFILIATED MUTUAL FUNDS (Continued)
AST PIMCO Total Return Bond Portfolio*	1,952,626	$24,310,198
AST Prudential Core Bond Portfolio*	2,737,466	29,509,885
AST QMA Emerging Markets Equity Portfolio*	102,742	985,295
AST QMA Large-Cap Portfolio*	4,695,456	57,049,790
AST Small-Cap Growth Portfolio*	246,762	7,676,770
AST Small-Cap Value Portfolio*	544,938	11,438,255
AST T. Rowe Price Equity Income Portfolio* .	1,138,010	14,236,509
AST T. Rowe Price Large-Cap Growth Portfolio*	651,761	13,426,277
AST T. Rowe Price Natural Resources Portfolio*	25,080	587,120
AST Western Asset Core Plus Bond Portfolio*	2,002,361	21,705,591
AST Western Asset Emerging Markets Debt Portfolio*	291,581	2,880,822

TOTAL AFFILIATED MUTUAL FUNDS (cost $431,470,264)(w)		488,783,600

SHORT-TERM INVESTMENT — 0.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $4,293,156)(w)	4,293,156	4,293,156

TOTAL INVESTMENTS — 100.8% (cost $435,763,420)		493,076,756
Liabilities in excess of other assets — (0.8)%		(3,732,984)

NET ASSETS — 100.0%		$489,343,772

*	Non-income producing security.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$493,076,756	$—	$—

AST RCM WORLD TRENDS PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 87.9%
COMMON STOCKS — 59.7%
Argentina
Banco Macro SA, ADR*(a)	3,268	$91,994
BBVA Banco Frances SA, ADR*(a)	9,351	78,268
Telecom Argentina SA, ADR	8,820	168,197

		338,459

Australia — 0.8%
Arrium Ltd.	1,680,898	2,114,932
Australia & New Zealand Banking Group Ltd.	301,409	9,272,259
BC Iron Ltd.	96,007	422,671
Bendigo and Adelaide Bank Ltd.	195,446	2,064,704
Cromwell Property Group	948,159	845,229
Downer EDI Ltd.	782,762	3,661,650
Flight Centre Travel Group Ltd.(a)	28,284	1,379,905
Fortescue Metals Group Ltd.	1,354,722	6,632,577
Goodman Fielder Ltd.	1,505,939	862,013
iiNET Ltd.	132,643	913,373
Primary Health Care Ltd.	454,527	1,989,940
Westpac Banking Corp.	169,330	5,444,424

		35,603,677

Austria — 0.1%
AMS AG*	22,295	3,130,858
Schoeller-Bleckmann Oilfield Equipment AG	12,100	1,415,324
Wienerberger AG	69,200	1,325,746

		5,871,928

Belgium — 0.2%
Anheuser-Busch InBev NV	45,459	4,787,554
Delhaize Group	31,249	2,285,318
EVS Broadcast Equipment SA	13,400	868,870

		7,941,742

Bermuda
Montpelier Re Holdings Ltd.	15,690	466,934

Brazil — 0.2%
AES Tiete SA	24,800	172,256
AMBEV SA, ADR(a)	196,910	1,459,103
Banco do Brasil SA	27,700	277,000
BB Seguridade Participacoes SA	16,800	184,437
BM&FBovespa SA	89,700	445,140
CCR SA	32,400	246,891
Cia de Saneamento Basico do Estado de Sao Paulo	36,000	333,980
Cia Energetica de Minas Gerais, ADR(a)	24,154	164,247
Cia Paranaense de Energia, ADR(a)	17,590	230,605
Cielo SA	8,000	253,645
Cosan Ltd.	20,454	233,176
Duratex SA	92,600	473,407
Fibria Celulose SA*	66,900	740,647
JBS SA.	248,400	847,341
M Dias Branco SA	8,700	348,728
Petroleo Brasileiro SA, ADR	13,023	171,252
Porto Seguro SA	16,100	223,371
Sul America SA, UTS	58,900	390,677
Telefonica Brasil SA, ADR(a)	9,634	204,626
Tractebel Energia SA	33,200	519,436
Transmissora Alianca de Energia Eletrica SA, UTS	16,100	136,378

	Shares	Value
COMMON STOCKS (Continued)
Brazil (cont’d.)
Vale SA, ADR	29,518	$408,234

		8,464,577

Canada — 1.9%
Agrium, Inc.	75,253	7,333,338
Alimentation Couche Tard, Inc. (Class B Stock)	80,685	6,525,595
Atco Ltd. (Class I Stock)	56,225	2,701,139
Bank of Montreal	131,669	8,808,900
BCE, Inc.	100,113	4,312,421
Brookfield Residential Properties, Inc.*	36,575	766,978
Canadian Tire Corp. Ltd. (Class A Stock)	62,148	5,859,508
Canfor Corp.*	92,537	2,184,727
CCL Industries, Inc. (Class B Stock)	19,959	1,710,101
CGI Group, Inc. (Class A Stock)*	26,491	817,854
Empire Co. Ltd. (Class A Stock)	52,190	3,194,661
Genworth MI Canada, Inc.(a)	44,306	1,511,734
George Weston Ltd.	23,930	1,782,357
Husky Energy, Inc.	76,360	2,290,455
Magna International, Inc.	109,211	10,499,272
Methanex Corp.	11,260	720,518
Metro, Inc.	70,157	4,118,670
Mitel Networks Corp.*	37,991	401,043
National Bank of Canada	152,604	6,115,203
Norbord, Inc.	62,858	1,656,313
Parkland Fuel Corp.	65,122	1,258,260
Royal Bank of Canada	138,705	9,145,371
Shaw Communications, Inc. (Class B Stock) .	121,740	2,907,224
Stantec, Inc.	15,708	960,099

		87,581,741

Chile
Banco de Chile, ADR	3,238	243,757
Corpbanca SA, ADR	9,653	170,375

		414,132

China — 0.4%
Agricultural Bank of China Ltd. (Class H Stock)	1,763,000	770,695
Bank of China Ltd. (Class H Stock)	3,807,000	1,691,348
Bank of Communications Co. Ltd. (Class H Stock)	796,000	521,525
Beijing Capital International Airport Co. Ltd. (Class H Stock)	270,000	185,845
Biostime International Holdings Ltd	24,500	168,337
Bolina Holding Co. Ltd.	404,000	156,256
Brilliance China Automotive Holdings Ltd.	130,000	198,869
China CITIC Bank Corp. Ltd. (Class H Stock)	620,000	358,125
China Communications Construction Co. Ltd. (Class H Stock)	375,000	262,270
China Construction Bank Corp. (Class H Stock)	2,440,000	1,712,737
China Merchants Bank Co. Ltd. (Class H Stock)	72,000	130,974
China Minsheng Banking Corp Ltd. (Class H Stock)	310,500	312,114
China Mobile Ltd.	146,000	1,340,489
China National Building Material Co. Ltd. (Class H Stock)	316,000	317,811

-	AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
China Petroleum & Chemical Corp. (Class H Stock)	958,200	$857,074
China Power International Development Ltd.	931,000	323,359
China Railway Construction Corp. Ltd. (Class H Stock)	164,000	139,051
China Shanshui Cement Group Ltd.	496,000	209,648
China South City Holdings Ltd.	500,000	228,262
China Southern Airlines Co. Ltd. (Class H Stock)	388,000	126,395
China Travel International Investment Hong Kong Ltd.	1,468,000	293,682
Chongqing Rural Commercial Bank (Class H Stock)	452,000	198,706
CNOOC Ltd. (Class H Stock)	761,000	1,152,171
Country Garden Holdings Co.	260,000	108,522
Fosun International Ltd.	251,500	316,810
Giant Interactive Group, Inc., ADR	34,769	402,277
Great Wall Motor Co. Ltd. (Class H Stock)	113,000	569,281
Guangdong Investment Ltd.	234,000	223,734
Guangzhou R&F Properties Co. Ltd. (Class H Stock)	304,800	441,241
Huadian Power International Corp. Ltd. (Class H Stock)	454,000	220,793
Huaneng Power International, Inc. (Class H Stock)	158,000	151,652
Industrial & Commercial Bank of China Ltd. (Class H Stock)	2,765,000	1,704,567
KWG Property Holding Ltd.	328,500	181,174
Lenovo Group Ltd.	482,000	533,150
Minth Group Ltd.	58,000	118,478
NetEase, Inc., ADR(a)	2,506	168,654
PICC Property & Casualty Co. Ltd. (Class H Stock)	150,860	207,065
Poly Property Group Co. Ltd.	622,000	275,603
Shenzhen International Holdings Ltd.	177,750	223,031
Shenzhen Investment Ltd.	250,000	80,989
Sino-Ocean Land Holdings Ltd.	298,000	163,287
Sinopec Engineering Group Co. Ltd. (Class H Stock)	148,500	161,055
Tencent Holdings Ltd.	8,100	565,382
Texhong Textile Group Ltd.	302,500	356,456
TPV Technology Ltd.	1,500,000	255,603
Xinyi Solar Holdings Ltd.*	234,000	70,225
Xinyuan Real Estate Co. Ltd., ADR	76,459	386,118
Yuexiu Property Co. Ltd.	1,008,000	208,402

		19,749,292

Colombia
Corporacion Financiera Colombiana SA	18,810	357,325
Pacific Rubiales Energy Corp.	37,162	669,286

		1,026,611

Czech Republic
Komercni Banka A/S	1,239	296,066

Denmark — 0.9%
A.P. Moller-Maersk A/S (Class B Stock)	665	7,959,224
Carlsberg A/S (Class B Stock)	46,878	4,660,042
Chr Hansen Holding A/S	34,100	1,353,353
D/S Norden A/S	30,400	1,296,237
DSV A/S	195,436	6,301,893
Novo Nordisk A/S (Class B Stock)	192,810	8,779,077

	Shares	Value
COMMON STOCKS (Continued)
Denmark (cont’d.)
OW Bunker A/S*	26,460	$830,026
Pandora A/S	29,500	1,946,952
SimCorp A/S	113,826	4,612,948
Topdanmark A/S*	66,400	1,931,998

		39,671,750

Finland — 0.3%
Amer Sports Oyj	68,227	1,450,241
Cargotec Oyj (Class B Stock)	30,000	1,291,739
Cramo Oyj*	18,977	399,073
Huhtamaki Oyj	42,481	1,164,866
Neste Oil Oyj(a)	173,509	3,537,732
Sampo Oyj (Class A Stock)	33,922	1,760,891
UPM-Kymmene Oyj	62,251	1,065,053
Vacon PLC	37,600	1,585,077

		12,254,672

France — 2.4%
Airbus Group NV	18,962	1,358,084
Assystem	22,100	677,591
AXA SA	70,725	1,837,357
BNP Paribas SA	82,486	6,359,635
Bureau Veritas SA	110,437	3,387,251
Christian Dior SA	16,308	3,132,235
Cie Generale des Etablissements Michelin	58,278	7,285,656
Credit Agricole SA*	99,980	1,575,718
Dassault Systemes	19,926	2,331,664
Edenred	61,852	1,940,279
Essilor International SA	17,654	1,781,620
GameLoft SE*	114,600	1,213,896
Havas SA	43,123	322,567
Ingenico(a)	37,061	3,463,855
Legrand SA	110,577	6,869,082
L’Oreal SA.	19,931	3,288,243
LVMH Moet Hennessy Louis Vuitton SA	18,486	3,349,909
Naturex(a)	9,800	866,526
Orange SA	257,224	3,799,669
Renault SA	51,763	5,027,969
Safran SA	34,690	2,403,321
Sartorius Stedim Biotech	12,600	2,527,975
Schneider Electric SA	60,891	5,396,575
SCOR SE	70,375	2,464,922
Societe BIC SA	15,409	2,024,086
Sodexo	41,982	4,400,216
Teleperformance	24,867	1,440,964
Thales SA	39,008	2,586,634
Total SA	222,104	14,619,982
Valeo SA	30,861	4,346,286
Virbac SA	5,900	1,315,692
Zodiac Aerospace	105,690	3,734,167

		107,129,626

Germany — 2.6%
Aareal Bank AG*	54,400	2,396,221
BASF SE	86,664	9,643,397
Bayerische Motoren Werke AG	24,602	3,108,875
Bechtle AG	20,800	1,790,296
Bertrandt AG	6,700	1,026,213
Brenntag AG	11,434	2,123,483
CANCOM SE(a)	31,707	1,505,792
Continental AG	32,701	7,842,312

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Germany (cont’d.)
Daimler AG	93,706	$8,864,532
Deutsche Lufthansa AG*	230,825	6,052,143
Deutsche Post AG	310,575	11,546,453
Deutsche Telekom AG	298,999	4,851,457
DMG MORI SEIKI AG	37,248	1,143,746
Duerr AG.	29,926	2,311,319
Fresenius SE & Co. KGaA	25,614	4,020,617
Gerry Weber International AG(a)	25,000	1,236,418
Hannover Rueck SE	36,860	3,297,168
Hugo Boss AG	33,390	4,445,873
Infineon Technologies AG	352,214	4,202,010
Linde AG.	16,118	3,227,268
MTU Aero Engines AG	9,100	844,800
Muenchener Rueckversicherungs AG	39,324	8,593,015
Pfeiffer Vacuum Technology AG	6,400	781,049
Rational AG	5,729	2,041,672
SAP AG	142,609	11,567,878
Suedzucker AG(a)	55,360	1,578,891
Symrise AG	26,800	1,338,938
Volkswagen AG	9,700	2,460,931
Wirecard AG	34,300	1,424,202

		115,266,969

Greece — 0.1%
Hellenic Exchanges SA Holding Clearing Settlement and Registry	21,885	273,349
Hellenic Telecommunications Organization SA*	6,724	110,987
Metka SA	31,300	586,005
OPAP SA	98,800	1,586,368
Public Power Corp. SA	47,101	778,420

		3,335,129

Hong Kong — 0.3%
Anxin-China Holdings Ltd.	1,024,000	158,534
Cheung Kong Holdings Ltd.	30,000	498,831
Dah Sing Banking Group Ltd.	133,200	210,137
Hua Han Bio-Pharmaceutical Holdings Ltd	1,041,600	229,469
Hutchison Whampoa Ltd.	51,000	676,863
Jardine Matheson Holdings Ltd.	27,600	1,711,200
Ju Teng International Holdings Ltd.	488,000	346,175
K Wah International Holdings Ltd.	417,000	280,396
New World Development Co. Ltd.	1,576,000	1,589,825
Shimao Property Holdings Ltd.	1,448,000	3,187,650
SJM Holdings Ltd.	738,000	2,079,120
TCC International Holdings Ltd.	200,000	100,692
Truly International Holdings	2,700,000	1,821,313
VST Holdings Ltd.	547,200	141,454
Wharf Holdings Ltd.	187,000	1,199,359
Xinyi Glass Holdings Ltd.	234,000	190,890
Yue Yuen Industrial Holdings Ltd.	332,500	1,083,484

		15,505,392

India
Dr Reddy’s Laboratories Ltd., ADR	6,982	306,510
ICICI Bank Ltd., ADR(a)	9,615	421,137
Infosys Ltd., ADR	5,235	283,632
Reliance Industries Ltd., GDR, 144A	2,757	85,467
Tata Motors Ltd., ADR(a)	10,913	386,429
Wipro Ltd., ADR(a)	32,999	442,187

		1,925,362

	Shares	Value
COMMON STOCKS (Continued)
Indonesia — 0.1%
Bank Mandiri Persero Tbk PT	585,500	$493,137
Bank Negara Indonesia Persero Tbk PT	1,235,000	544,165
Bank Rakyat Indonesia Persero Tbk PT	587,500	499,481
Telekomunikasi Indonesia Persero Tbk PT	3,441,500	672,712

		2,209,495

Ireland — 0.5%
Glanbia PLC	122,595	1,881,478
Greencore Group PLC	293,935	1,351,014
ICON PLC*	22,990	1,093,175
Kerry Group PLC (Class A Stock)	39,710	3,031,302
Kingspan Group PLC*	185,043	3,520,525
Paddy Power PLC	9,000	713,115
Shire PLC	152,636	7,556,240
Smurfit Kappa Group PLC	213,055	5,167,083

		24,313,932

Israel
Mizrahi Tefahot Bank Ltd.	31,165	426,290

Italy — 0.4%
A2A SpA(a)	2,193,171	2,839,441
Banca Popolare di Milano Scarl*(a)	1,353,300	1,362,918
De’longhi SpA	103,279	2,327,231
Eni SpA	183,137	4,592,439
GTECH SpA	21,900	665,358
Mediolanum SpA	308,000	2,906,964
Recordati SpA	32,549	569,485
Unione di Banche Italiane ScpA	132,900	1,253,895
World Duty Free SpA*	67,100	941,041
Yoox SpA*	33,200	1,135,951

		18,594,723

Japan — 3.0%
Asahi Kasei Corp.	814,000	5,519,409
Central Japan Railway Co.	44,000	5,139,683
COMSYS Holdings Corp.	143,700	2,249,762
Daicel Corp.	93,000	762,481
Daihatsu Motor Co. Ltd.	104,400	1,843,440
Denki Kagaku Kogyo KK	173,000	592,642
ITOCHU Corp.	569,500	6,663,393
J Trust Co. Ltd.	53,900	680,025
Japan Airlines Co. Ltd.	125,200	6,161,667
JFE Holdings, Inc.	140,100	2,632,563
JX Holdings, Inc.	1,024,300	4,938,187
KDDI Corp.	174,500	10,132,343
Kewpie Corp.	91,400	1,257,954
Marubeni Corp.	454,000	3,047,769
Matsumotokiyoshi Holdings Co. Ltd.	45,300	1,445,430
Mitsubishi Corp.	288,900	5,359,043
Mitsubishi UFJ Financial Group, Inc.	542,400	2,986,880
Mitsui & Co. Ltd.	525,800	7,431,430
Mizuho Financial Group, Inc.	934,200	1,851,447
Namco Bandai Holdings, Inc.	185,200	4,392,895
Nippon Paper Industries Co. Ltd.	124,900	2,354,815
Nippon Telegraph & Telephone Corp.	188,100	10,221,660
Ricoh Co. Ltd.	405,000	4,695,086
Sekisui House Ltd.	314,000	3,883,577
Seven & I Holdings Co. Ltd.	45,200	1,722,323
Sumitomo Corp.	416,000	5,289,678
Sumitomo Mitsui Financial Group, Inc.	238,300	10,214,474
Sumitomo Osaka Cement Co. Ltd.	745,000	3,078,562

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Toyo Suisan Kaisha Ltd.	90,000	$3,007,254
Toyota Motor Corp.	152,700	8,611,340
TV Asahi Corp.	31,500	570,600
West Japan Railway Co.	99,700	4,069,389
Yokohama Rubber Co. Ltd. (The)	337,000	3,169,424

		135,976,625

Macau
MGM China Holdings Ltd.	33,200	117,297

Malaysia — 0.1%
AMMB Holdings Bhd	88,300	194,280
Hong Leong Financial Group Bhd	99,900	480,153
KLCC Property Holdings Bhd	179,000	347,453
MISC Bhd*	101,100	213,857
Tenaga Nasional Bhd	383,800	1,405,588
UMW Holdings Bhd	29,000	97,644

		2,738,975

Mexico — 0.1%
Alfa SAB de CV (Class A Stock)	208,600	527,272
America Movil SAB de CV (Class L Stock)	98,600	98,332
Banregio Grupo Financiero SAB de CV	26,000	151,055
Coca-Cola Femsa SAB de CV, ADR	1,648	173,897
Gruma SAB de CV (Class B Stock)*	71,800	593,957
Grupo Aeroportuario del Centro Norte SAB de CV, ADR*	7,850	227,257
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	39,900	233,615
Grupo Aeroportuario del Sureste SAB de CV, ADR	2,695	330,515
Industrias Bachoco SAB de CV, ADR	7,291	318,252

		2,654,152

Netherlands — 1.2%
Aegon NV	735,298	6,772,950
Akzo Nobel NV	36,387	2,967,754
ASM International NV	19,100	765,831
ASML Holding NV	45,690	4,253,004
Brunel International NV	12,600	882,459
CNH Industrial NV*	847,026	9,748,378
Delta Lloyd NV	39,000	1,081,159
Heineken Holding NV	29,769	1,922,204
ING Groep NV, CVA*	170,917	2,430,741
Koninklijke DSM NV	74,188	5,088,406
Nutreco NV	49,224	2,187,612
Reed Elsevier NV	61,402	1,328,535
Royal Dutch Shell PLC (Class A Stock)	194,921	7,121,937
Royal Dutch Shell PLC (Class B Stock)	238,909	9,327,044

		55,878,014

Norway — 0.3%
DNB ASA	259,659	4,511,931
Marine Harvest ASA	282,417	3,193,590
Prosafe SE	153,130	1,224,286
Schibsted ASA	22,100	1,370,125
TGS Nopec Geophysical Co. ASA	46,300	1,515,762

		11,815,694

Panama
Copa Holdings SA (Class A Stock)	6,646	964,933

	Shares	Value
COMMON STOCKS (Continued)
Peru
Credicorp Ltd.	2,516	$347,007

Philippines
Alliance Global Group, Inc.	352,500	224,556
Universal Robina Corp.	203,930	647,118

		871,674

Poland
Cyfrowy Polsat SA*	29,286	206,810
Polski Koncern Naftowy Orlen SA	19,298	275,976
Polskie Gornictwo Naftowe I Gazownictwo SA	93,904	137,933
Tauron Polska Energia SA	68,221	118,281

		739,000

Puerto Rico
Popular, Inc.*	20,521	635,946

Russia — 0.2%
Gazprom Neft OAO, ADR(a)	39,819	821,466
Gazprom OAO, ADR	119,212	926,277
Lukoil OAO, ADR	18,223	1,019,121
Magnit OJSC, GDR	7,945	424,660
Mobile Telesystems OJSC, ADR	13,786	241,117
NovaTek OAO, GDR	4,120	453,200
Pharmstandard OJSC, GDR*	7,212	60,728
Rosneft OAO, GDR	29,483	193,408
Sberbank of Russia, ADR(a)	115,526	1,128,689
Sistema JSFC, GDR, RegS	14,153	318,584
Surgutneftegas OAO, ADR	122,213	889,711
Tatneft OAO, ADR	23,673	805,268

		7,282,229

Singapore — 0.1%
ComfortDelGro Corp. Ltd.	103,000	162,926
DBS Group Holdings Ltd.	62,000	798,811
Ezion Holdings Ltd.	1,307,000	2,248,438
Kulicke & Soffa Industries, Inc.*	52,812	665,959
StarHub Ltd.	29,000	97,024
UOL Group Ltd.	381,000	1,900,032
Wing Tai Holdings Ltd.	242,000	352,953

		6,226,143

South Africa — 0.2%
Imperial Holdings Ltd.	25,135	449,549
Liberty Holdings Ltd.	65,124	768,306
Mondi Ltd.	59,192	1,036,620
Mpact Ltd.	71,758	185,189
MTN Group Ltd.	76,037	1,556,246
Netcare Ltd.	94,759	210,267
Omnia Holdings Ltd.	8,922	178,855
Sanlam Ltd.	148,167	809,356
Sappi Ltd.*	43,019	151,195
Sasol Ltd.	33,464	1,871,495
Steinhoff International Holdings Ltd.	145,639	704,386
Tongaat Hulett Ltd.	9,697	104,707
Vodacom Group Ltd.	24,495	302,278

		8,328,449

South Korea — 0.2%
Daeduck Electronics Co.	30,010	208,130
Dong-A Socio Holdings Co. Ltd.	1,407	158,897
Dongbu Insurance Co. Ltd.	3,523	182,820

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
South Korea (cont’d.)
Hana Financial Group, Inc.	8,400	$307,925
Hanil Cement Co. Ltd.	1,995	242,291
Hankook Tire Worldwide Co. Ltd.	22,440	444,387
Hyundai Marine & Fire Insurance Co. Ltd.	3,770	108,933
Hyundai Mobis	1,325	393,126
Hyundai Motor Co.	4,492	1,062,139
Kia Motors Corp.	8,806	492,097
Korea Electric Power Corp.	14,970	513,848
KT Corp.	6,140	170,918
Samsung Electronics Co. Ltd., GDR, RegS .	3,265	2,043,683
SK Hynix, Inc.*	21,410	726,460
SK Innovation Co. Ltd.	2,267	260,795
SK Telecom Co. Ltd., ADR(a)	40,353	910,767
Soulbrain Co. Ltd.	2,268	81,875
Woori Finance Holdings Co. Ltd.*	9,720	110,927

		8,420,018

Spain — 0.7%
Almirall SA	65,000	1,110,733
Amadeus IT Holding SA (Class A Stock)	45,879	1,906,517
Bankinter SA	150,214	1,209,473
Bolsas y Mercados Espanoles SA	23,000	936,242
Distribuidora Internacional de Alimentacion SA	308,717	2,823,157
Enagas SA	94,248	2,867,066
Gamesa Corp. Tecnologica SA*	101,500	1,103,543
Gas Natural SDG SA	122,374	3,442,820
Inditex SA	39,701	5,956,343
Mapfre SA	434,899	1,835,063
Mediaset Espana Comunicacion SA*	57,400	668,993
Melia Hotels International SA(a)	118,514	1,526,540
Obrascon Huarte Lain SA	55,488	2,414,120
Repsol SA	187,861	4,797,885

		32,598,495

Sweden — 1.4%
Atlas Copco AB (Class A Stock)	181,621	5,243,163
Axis Communications AB(a)	43,800	1,502,638
Betsson AB*	43,600	1,588,481
BioGaia AB (Class B Stock)	28,800	945,568
Elekta AB (Class B Stock)(a)	187,103	2,490,803
Hexagon AB (Class B Stock)	171,275	5,823,111
Hexpol AB	25,155	2,222,856
Investor AB (Class B Stock)	49,942	1,809,029
JM AB	42,800	1,405,498
Meda AB (Class A Stock)	88,100	1,355,594
Net Entertainment NE AB (Class B Stock)*	84,600	2,013,254
Nibe Industrier AB (Class B Stock)	60,900	1,566,653
Nordea Bank AB	298,471	4,233,993
Skandinaviska Enskilda Banken AB (Class A Stock)	468,450	6,435,233
Svenska Cellulosa AB (Class B Stock)	217,631	6,409,483
Swedbank AB (Class A Stock)	291,339	7,821,207
Swedish Match AB	84,920	2,779,997
Trelleborg AB (Class B Stock)	248,935	5,024,112
Wallenstam AB (Class B Stock)	90,300	1,480,727

		62,151,400

Switzerland — 1.4%
Burckhardt Compression Holding AG	2,570	1,337,255
Cie Financiere Richemont SA	91,678	8,758,748

	Shares	Value
COMMON STOCKS (Continued)
Switzerland (cont’d.)
Clariant AG*	175,244	$3,407,741
DKSH Holding AG	15,687	1,248,191
Georg Fischer AG*	1,930	1,497,554
Interroll Holding AG*	1,800	1,160,568
Julius Baer Group Ltd.*	48,994	2,175,861
Lindt & Spruengli AG	516	2,557,674
Nestle SA	24,190	1,820,773
Roche Holding AG	71,496	21,503,407
Sika AG	931	3,808,297
Swiss Re AG*	124,906	11,593,047
Swissquote Group Holding SA	18,600	767,943
TE Connectivity Ltd.	31,280	1,883,369

		63,520,428

Taiwan — 0.2%
Advanced Semiconductor Engineering, Inc., ADR(a)	69,528	385,880
Asustek Computer, Inc.	43,000	426,081
Chailease Holding Co. Ltd.	130,700	315,218
Chicony Electronics Co. Ltd.	117,160	304,378
China Bills Finance Corp.	242,000	93,847
Compeq Manufacturing Co. Ltd.	1,541,000	918,608
Fubon Financial Holding Co. Ltd.	632,000	859,266
Inotera Memories, Inc.*	407,000	320,200
Lite-On Technology Corp.	264,767	395,835
Mega Financial Holding Co. Ltd.	712,000	552,555
Ritek Corp.*	1,097,000	175,671
Taiwan Semiconductor Manufacturing Co. Ltd.	666,000	2,620,406
Taiwan Styrene Monomer*	246,000	142,493
Teco Electric and Machinery Co. Ltd.	338,000	378,258
Transcend Information, Inc.	88,000	286,494
Vanguard International Semiconductor Corp.	237,000	354,351
Winbond Electronics Corp.*	836,000	219,268

		8,748,809

Thailand — 0.1%
Advanced Info Service PCL	59,500	414,519
Delta Electronics Thailand PCL, NVDR	136,400	248,752
Kasikornbank PCL	82,500	472,215
Krung Thai Bank PCL	778,600	448,823
PTT Exploration & Production PCL	82,200	397,824
PTT Global Chemical PCL	236,400	526,507
PTT PCL	58,600	540,117

		3,048,757

Turkey
Albaraka Turk*	139,552	99,856
Ford Otomotiv Sanayi A/S	14,317	146,025
Sekerbank TAS*	149,738	134,294
TAV Havalimanlari Holding A/S	57,156	459,986
Turk Hava Yollari	56,503	174,000
Turkcell Iletisim Hizmetleri A/S, ADR*	17,837	245,615
Turkiye Halk Bankasi A/S	56,514	350,034
Turkiye Sinai Kalkinma Bankasi A/S	273,486	233,897
Yazicilar Holding A/S (Class A Stock)	13,426	113,626

		1,957,333

Ukraine
MHP SA, RegS	13,424	178,012

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom — 4.7%
Abcam PLC	77,602	$503,262
ASOS PLC*	9,400	812,534
Associated British Foods PLC	149,392	6,932,077
AstraZeneca PLC	139,070	9,015,434
Aveva Group PLC	91,182	3,185,050
Barclays PLC	1,903,701	7,408,172
Barratt Developments PLC	261,300	1,801,050
Berkeley Group Holdings PLC	73,924	3,234,325
Booker Group PLC	488,505	1,345,624
BP PLC	1,571,248	12,624,980
British American Tobacco PLC	109,317	6,098,289
BT Group PLC	1,887,436	12,003,508
Bunzl PLC	89,676	2,390,997
Centrica PLC	724,907	3,988,016
Close Brothers Group PLC	53,288	1,256,171
Compass Group PLC	275,883	4,212,376
Croda International PLC	35,836	1,523,978
CSR PLC	108,800	1,317,761
Daily Mail & General Trust PLC (Class A Stock)	161,800	2,345,202
Delphi Automotive PLC	21,500	1,458,990
Diageo PLC	194,687	6,046,764
DS Smith PLC	235,900	1,278,503
Dunelm Group PLC	81,100	1,279,288
easyJet PLC	248,315	7,106,486
Elementis PLC	326,800	1,565,005
Genus PLC	56,800	939,729
Greene King PLC	71,424	1,076,206
Halma	152,000	1,461,031
Hikma Pharmaceuticals PLC	84,100	2,328,437
HSBC Holdings PLC	405,456	4,105,385
IG Group Holdings PLC	151,314	1,584,238
J Sainsbury PLC	115,187	607,426
Ladbrokes PLC	368,416	829,910
Legal & General Group PLC	1,893,388	6,464,217
Lloyds Banking Group PLC*	3,855,585	4,823,380
Michael Page International PLC	193,900	1,591,249
Mondi PLC	327,795	5,744,134
Moneysupermarket.com Group PLC	615,637	1,921,513
Oxford Instruments PLC	62,800	1,329,812
Pace PLC	165,318	1,242,239
Paragon Group of Cos. PLC	132,427	910,575
Pets At Home Group PLC*	291,568	1,166,602
Prudential PLC	383,438	8,119,038
Reckitt Benckiser Group PLC	120,435	9,828,031
Restaurant Group PLC (The)	109,000	1,296,199
Rightmove PLC	33,500	1,474,147
Rotork PLC	76,514	3,381,899
SABMiller PLC	71,015	3,550,887
Safestore Holdings PLC	166,136	656,423
Senior PLC	312,800	1,599,310
Spectris PLC	125,119	4,840,347
Spirax-Sarco Engineering PLC	63,739	3,074,967
Sports Direct International PLC*	123,076	1,748,742
St James’s Place PLC	376,787	5,192,147
Taylor Wimpey PLC	1,081,300	2,125,510
TUI Travel PLC	538,971	3,938,445
Victrex PLC	79,488	2,669,872
Vodafone Group PLC	1,022,106	3,758,589
WH Smith PLC(a)	63,846	1,280,750
Whitbread PLC	49,955	3,467,425

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
William Hill PLC	651,611	$3,707,287
WM Morrison Supermarkets PLC	659,786	2,346,013
WPP PLC	205,766	4,251,533

		211,167,486

United States — 34.6%
3M Co.	3,300	447,678
8x8, Inc.*	74,211	802,221
AbbVie, Inc.	124,920	6,420,888
Acadia Healthcare Co., Inc.*(a)	22,534	1,016,734
ACE Ltd.	58,630	5,807,888
ACI Worldwide, Inc.*	13,369	791,311
Activision Blizzard, Inc.	123,870	2,531,903
Advanced Energy Industries, Inc.*	40,519	992,715
AerCap Holdings NV*	50,245	2,119,837
Aetna, Inc.	56,550	4,239,553
AGCO Corp.	9,290	512,436
AGL Resources, Inc.	26,000	1,272,960
Air Lease Corp.	25,721	959,136
Aircastle Ltd.	47,575	922,003
Akamai Technologies, Inc.*	46,670	2,716,661
Alaska Air Group, Inc.	75,441	7,039,400
Albany Molecular Research, Inc.*(a)	50,990	947,904
Alliance Data Systems Corp.*(a)	8,720	2,375,764
Alliance Resource Partners LP(a)	19,757	1,662,354
Allied World Assurance Co. Holdings AG	29,865	3,081,769
Allstate Corp. (The)(a)	152,605	8,634,391
Altisource Portfolio Solutions, SA*(a)	26,643	3,241,387
Amdocs Ltd.	7,260	337,300
American Airlines Group, Inc.*(a)	114,081	4,175,365
American Axle & Manufacturing Holdings, Inc.*	43,570	806,916
American Electric Power Co., Inc.	187,047	9,475,801
American Express Co.	5,190	467,256
American International Group, Inc.	18,280	914,183
American Railcar Industries, Inc.(a)	28,878	2,022,326
American States Water Co.	56,326	1,818,767
Ameriprise Financial, Inc.	75,238	8,281,447
AmerisourceBergen Corp.	144,161	9,455,520
Amgen, Inc.	174,443	21,515,800
Amsurg Corp.*	14,080	662,886
Amtrust Financial Services, Inc.(a)	71,161	2,676,365
Anadarko Petroleum Corp.	24,810	2,102,896
Anika Therapeutics, Inc.*	18,949	778,804
Antares Pharma, Inc.*(a)	146,134	511,469
Apple, Inc.	75,802	40,685,965
Archer-Daniels-Midland Co.	89,142	3,867,871
Arctic Cat, Inc.	10,946	523,109
Arkansas Best Corp.	31,187	1,152,360
ARRIS Group, Inc.*	43,477	1,225,182
Arrow Electronics, Inc.*(a)	82,908	4,921,419
Aspen Technology, Inc.*	27,998	1,185,995
Assurant, Inc.	33,860	2,199,546
AT&T, Inc.	696,152	24,414,051
Autodesk, Inc.*	61,805	3,039,570
AutoZone, Inc.*(a)	12,311	6,612,238
Auxilium Pharmaceuticals, Inc.*(a)	22,922	623,020
Avery Dennison Corp.	69,370	3,514,978
Avnet, Inc.	52,430	2,439,568
Axis Capital Holdings Ltd.	124,152	5,692,369
B&G Foods, Inc.	22,534	678,499

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
B/E Aerospace, Inc.*	27,295	$2,368,933
Baker Hughes, Inc.	58,135	3,779,938
Bally Technologies, Inc.*(a)	5,800	384,366
Bank of America Corp.	210,520	3,620,944
Benchmark Electronics, Inc.*	18,880	427,632
Berkshire Hathaway, Inc. (Class B Stock)*	120,222	15,024,143
BlackRock, Inc.	17,055	5,363,456
Boeing Co. (The)	61,380	7,702,576
Boise Cascade Co.*	27,481	787,056
Bonanza Creek Energy, Inc.*	18,892	838,805
Booz Allen Hamilton Holding Corp.	51,008	1,122,176
Borderfree, Inc.*(a)	21,178	394,758
BorgWarner, Inc.	33,260	2,044,492
Boulder Brands, Inc.*	58,503	1,030,823
Broadridge Financial Solutions, Inc.	57,450	2,133,693
Brocade Communications Systems, Inc.*	141,880	1,505,347
CA, Inc.	128,855	3,990,639
Cadence Design Systems, Inc.*(a)	47,119	732,229
Cameron International Corp.*(a)	59,245	3,659,564
Capital One Financial Corp.	130,792	10,091,911
Carrizo Oil & Gas, Inc.*	20,942	1,119,559
Caterpillar, Inc.	41,810	4,154,660
Cathay General Bancorp.	35,512	894,547
CBS Corp. (Class B Stock)	8,130	502,434
Celgene Corp.*	22,975	3,207,310
Centene Corp.*	13,770	857,183
CenturyLink, Inc.(a)	116,580	3,828,487
Cheesecake Factory, Inc. (The)	18,663	888,919
Chemtura Corp.*	28,226	713,836
Chesapeake Energy Corp.	36,030	923,089
Chevron Corp.	192,406	22,878,997
CIGNA Corp.	50,900	4,261,857
Cincinnati Financial Corp.	52,370	2,548,324
Cinemark Holdings, Inc.	65,180	1,890,872
Cintas Corp.	42,040	2,506,004
Cisco Systems, Inc.	437,304	9,799,983
Citigroup, Inc.	219,990	10,471,524
Citrix Systems, Inc.*(a)	29,540	1,696,482
CMS Energy Corp.	299,071	8,756,799
Coca-Cola Co. (The)	22,550	871,783
Comcast Corp. (Class A Stock)	506,214	25,320,824
Comcast Corp. (Special Class A Stock)	87,113	4,247,630
Computer Sciences Corp.	44,672	2,716,951
ConocoPhillips	270,235	19,011,032
Consolidated Edison, Inc.	13,250	710,863
Control4 Corp.*(a)	36,065	764,939
Cooper Cos., Inc. (The)	16,650	2,287,044
CoreLogic, Inc.*	106,498	3,199,200
Core-Mark Holding Co., Inc.	14,113	1,024,604
Corning, Inc.(a)	114,120	2,375,978
Cracker Barrel Old Country Store, Inc.	9,500	923,780
Cubist Pharmaceuticals, Inc.*(a)	9,785	715,773
Cumulus Media, Inc. (Class A Stock)*	150,701	1,041,344
Curtiss-Wright Corp.	17,070	1,084,628
CVB Financial Corp.	28,490	452,991
CVR Energy, Inc.(a)	70,977	2,998,778
CVS Caremark Corp.	142,057	10,634,387
Cynosure, Inc. (Class A Stock)*	27,311	800,212
Deckers Outdoor Corp.*(a)	10,250	817,233
Delek US Holdings, Inc.	53,542	1,554,860
Delta Air Lines, Inc.	15,690	543,659

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Deluxe Corp.	71,799	$3,767,294
Diamondback Energy, Inc.*(a)	16,388	1,103,076
Dillard’s, Inc. (Class A Stock)	77,886	7,196,666
Discover Financial Services	48,990	2,850,728
Dollar Tree, Inc.*	42,240	2,204,083
Dover Corp.	26,530	2,168,827
DTE Energy Co.	113,109	8,402,868
Duke Energy Corp.(a)	45,640	3,250,481
Dycom Industries, Inc.*	28,681	906,606
Eagle Materials, Inc.	9,330	827,198
eBay, Inc.*(a)	97,680	5,395,843
EchoStar Corp. (Class A Stock)*	17,980	855,129
Edison International	86,124	4,875,480
Edwards Lifesciences Corp.*(a)	49,395	3,663,627
Electronics For Imaging, Inc.*	53,074	2,298,635
Eli Lilly & Co.	351,707	20,701,474
EMC Corp.	292,669	8,022,057
Endologix, Inc.*	41,560	534,877
EnerSys, Inc.	87,944	6,093,640
EOG Resources, Inc.	6,640	1,302,569
EPL Oil & Gas, Inc.*(a)	84,122	3,247,109
EverBank Financial Corp.(a)	54,177	1,068,912
Everest Re Group Ltd.	47,779	7,312,576
Extreme Networks*	159,974	927,849
Exxon Mobil Corp.	385,918	37,696,470
Fifth Third Bancorp.	343,168	7,875,706
Finisar Corp.*	35,282	935,326
First Financial Holdings, Inc.	13,201	826,647
FirstMerit Corp.	39,043	813,266
Fiserv, Inc.*	108,154	6,131,250
FleetCor Technologies, Inc.*	51,726	5,953,663
Fluidigm Corp.*	12,162	535,979
Foot Locker, Inc.	15,860	745,103
Ford Motor Co.	78,830	1,229,748
Fortune Brands Home & Security, Inc.	28,390	1,194,651
Gap, Inc. (The)	155,769	6,240,106
General Electric Co.	667,372	17,278,261
Genesco, Inc.*	8,380	624,897
Genesee & Wyoming, Inc. (Class A Stock)*	8,876	863,812
Gentherm, Inc.*	34,829	1,209,263
Gilead Sciences, Inc.*	15,530	1,100,456
Global Eagle Acquisition Corp.*	49,170	775,903
Globus Medical, Inc. (Class A Stock)*	30,156	801,848
Goldman Sachs Group, Inc. (The)	61,073	10,006,811
Google, Inc. (Class A Stock)*	14,515	16,177,113
Graham Holdings Co. (Class B Stock)	590	415,213
Grand Canyon Education, Inc.*	55,721	2,602,171
Gt Advanced Technologies, Inc.*(a)	56,441	962,319
Guidewire Software, Inc.*	18,436	904,286
H&E Equipment Services, Inc.*	24,584	994,423
Halliburton Co.	27,600	1,625,364
Hanger, Inc.*	20,820	701,218
HealthSouth Corp.	25,500	916,215
Heartland Payment Systems, Inc.	54,410	2,255,295
Helmerich & Payne, Inc.(a)	42,112	4,529,567
Hershey Co. (The)	24,454	2,552,998
Hess Corp.	59,487	4,930,283
Hewlett-Packard Co.	29,730	962,063
Hilltop Holdings, Inc.*	48,487	1,153,506
HollyFrontier Corp.	14,900	708,942
Home Depot, Inc. (The)	30,670	2,426,917

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Home Loan Servicing Solutions Ltd.	132,181	$2,855,110
Huntington Ingalls Industries, Inc.	25,774	2,635,649
Huron Consulting Group, Inc.*	22,176	1,405,515
ICG Group, Inc.*	45,527	929,661
Iconix Brand Group, Inc.*(a)	109,075	4,283,375
IDACORP, Inc.	50,556	2,804,341
Intel Corp.	869,177	22,433,458
International Business Machines Corp.	89,918	17,308,316
International Paper Co.	36,750	1,686,090
Interparfums SA*	24,000	1,128,797
Intuitive Surgical, Inc.*	6,855	3,002,421
ION Geophysical Corp.*	187,560	789,628
J.M. Smucker Co. (The)	86,973	8,457,254
j2 Global, Inc.	74,602	3,733,830
Jarden Corp.*	12,910	772,405
Jazz Pharmaceuticals PLC*	3,580	496,474
JetBlue Airways Corp.*(a)	33,010	286,857
Johnson & Johnson	268,512	26,375,934
JPMorgan Chase & Co.	602,280	36,564,419
Kaiser Aluminum Corp.	17,551	1,253,492
KapStone Paper and Packaging Corp.*	107,387	3,097,041
Keryx Biopharmaceuticals, Inc.*(a)	44,388	756,371
Keurig Green Mountain, Inc.	76,733	8,102,237
Kimberly-Clark Corp.	63,301	6,978,935
Knowles Corp.*	13,265	418,776
Kohl’s Corp.	7,790	442,472
Korn/Ferry International*	18,250	543,303
Kraton Performance Polymers, Inc.*	33,009	862,855
Kroger Co. (The)	351,497	15,342,844
Lear Corp.	43,730	3,661,076
Legg Mason, Inc.(a)	57,990	2,843,830
Liberty Media Corp. (Class A Stock)*	17,760	2,321,765
Ligand Pharmaceuticals, Inc.*	14,113	949,240
Lincoln National Corp.(a)	151,901	7,696,824
Lions Gate Entertainment Corp.	25,426	679,637
Lorillard, Inc.	13,720	741,978
LyondellBasell Industries NV (Class A Stock)	129,792	11,543,700
M&T Bank Corp.(a)	17,580	2,132,454
Macquarie Infrastructure Co. LLC	15,705	899,425
Macy’s, Inc.	123,943	7,348,580
Magellan Midstream Partners LP	11,885	828,860
Manitowoc Co., Inc. (The)(a)	34,600	1,088,170
Marathon Oil Corp.	136,305	4,841,554
Marriott Vacations Worldwide Corp.*	53,146	2,971,393
Marvell Technology Group Ltd.	278,300	4,383,225
Matador Resources Co.*	43,933	1,075,919
Maxim Integrated Products, Inc.	131,670	4,360,910
MAXIMUS, Inc.	21,395	959,780
MB Financial, Inc.	31,729	982,330
McDonald’s Corp.	51,405	5,039,232
McKesson Corp.	42,012	7,418,059
Mead Johnson Nutrition Co.	42,825	3,560,471
Medtronic, Inc.	7,490	460,935
Mentor Graphics Corp.	97,631	2,149,835
Merck & Co., Inc.	33,470	1,900,092
Methode Electronics, Inc.	18,949	580,976
MetLife, Inc.	94,350	4,981,680
MFA Financial, Inc.	475,042	3,681,575
Micron Technology, Inc.*(a)	279,970	6,624,090
Microsoft Corp.	660,809	27,086,561

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Middleby Corp.*	4,322	$1,141,916
Molson Coors Brewing Co. (Class B Stock)	98,123	5,775,520
Morgan Stanley	28,160	877,747
Motorcar Parts of America, Inc.*	28,322	752,516
Motorola Solutions, Inc.	10,698	687,774
Murphy Oil Corp.	95,960	6,032,046
MWI Veterinary Supply, Inc.*	4,093	636,953
Mylan, Inc.*(a)	229,872	11,224,650
National Oilwell Varco, Inc.	46,450	3,617,061
NCR Corp.*	18,420	673,251
Nektar Therapeutics*	58,276	706,305
NeuStar, Inc. (Class A Stock)*(a)	109,917	3,573,402
Newport Corp.*	36,472	754,241
NextEra Energy, Inc.	76,430	7,308,237
NGL Energy Partners LP(a)	13,400	502,902
NiSource, Inc.	56,280	1,999,628
Northrop Grumman Corp.	132,867	16,393,130
NPS Pharmaceuticals, Inc.*	34,735	1,039,619
Nu Skin Enterprises, Inc. (Class A Stock)	3,900	323,115
Oasis Petroleum, Inc.*	18,892	788,363
Omnicare, Inc.	142,413	8,497,784
On Assignment, Inc.*	24,584	948,697
Oracle Corp.	281,870	11,531,302
O’Reilly Automotive, Inc.*(a)	14,230	2,111,590
Outerwall, Inc.*(a)	18,930	1,372,425
P.H. Glatfelter Co.	15,950	434,159
Pacira Pharmaceuticals, Inc.*(a)	16,617	1,163,024
Packaging Corp. of America	34,900	2,455,913
PAREXEL International Corp.*	18,892	1,021,868
Parker Drilling Co.*	126,570	897,381
PartnerRe Ltd.	44,832	4,640,112
PDL BioPharma, Inc.(a)	279,270	2,320,734
Penn Virginia Corp.*	52,264	914,097
PennyMac Mortgage Investment Trust	75,614	1,807,175
PepsiCo, Inc.	51,510	4,301,085
Pfizer, Inc.	838,727	26,939,911
Philip Morris International, Inc.	8,160	668,059
Pinnacle Entertainment, Inc.*(a)	32,778	776,839
Pinnacle West Capital Corp.	76,217	4,166,021
Plexus Corp.*	11,120	445,578
PNC Financial Services Group, Inc. (The)	98,226	8,545,662
PNM Resources, Inc.	77,062	2,082,986
Polaris Industries, Inc.	6,170	862,011
Polycom, Inc.*	42,422	582,030
PolyOne Corp.	29,551	1,083,340
Portfolio Recovery Associates, Inc.*	13,260	767,224
Portland General Electric Co.	160,585	5,193,319
Power Integrations, Inc.	12,746	838,432
PowerSecure International, Inc.*	28,526	668,649
Praxair, Inc.	29,065	3,806,643
priceline.com, Inc.*	1,270	1,513,700
Primoris Services Corp.	37,348	1,119,693
Principal Financial Group, Inc.	48,753	2,242,150
PrivateBancorp, Inc.	40,972	1,250,056
Procter & Gamble Co. (The)	131,353	10,587,052
Protective Life Corp.	48,932	2,573,334
PTC, Inc.*	25,265	895,139
Public Service Enterprise Group, Inc.	12,740	485,904
QUALCOMM, Inc.	202,363	15,958,346
Quanta Services, Inc.*	99,420	3,668,598
Questcor Pharmaceuticals, Inc.(a)	23,294	1,512,479

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Raytheon Co.	24,920	$2,461,847
ResMed, Inc.(a)	98,661	4,409,160
Reynolds American, Inc.	87,387	4,668,214
Rite Aid Corp.*	680,874	4,269,080
Roadrunner Transportation Systems, Inc.*	31,640	798,594
Rockwood Holdings, Inc.	35,780	2,662,032
Ryder System, Inc.	51,161	4,088,787
Safeway, Inc.	24,930	920,914
Saia, Inc.*	19,662	751,285
Salix Pharmaceuticals Ltd.*(a)	11,841	1,226,846
Sanchez Energy Corp.*(a)	29,363	870,026
SanDisk Corp.(a)	36,730	2,982,109
SCANA Corp.	25,000	1,283,000
Schlumberger Ltd.	75,820	7,392,450
Schweitzer-Mauduit International, Inc.	30,343	1,292,308
Scorpio Tankers, Inc.	79,674	794,350
Sealed Air Corp.	27,940	918,388
SEI Investments Co.	53,980	1,814,268
Sensient Technologies Corp.	27,304	1,540,219
Service Corp. International	72,310	1,437,523
Six Flags Entertainment Corp.	26,859	1,078,389
Skechers USA, Inc. (Class A Stock)*	13,280	485,251
SM Energy Co.	19,470	1,388,016
Snap-on, Inc.	24,370	2,765,508
Southwest Airlines Co.	137,470	3,245,667
Southwest Gas Corp.	18,850	1,007,533
Southwestern Energy Co.*	74,550	3,430,045
Spirit Airlines, Inc.*	20,485	1,216,809
St. Jude Medical, Inc.	8,330	544,699
Starwood Hotels & Resorts Worldwide, Inc.	40,220	3,201,512
Starwood Property Trust, Inc.(a)	177,794	4,194,160
Starwood Waypoint Residential Trust*	35,559	1,023,738
Sterling Financial Corp.	20,485	682,765
Stewart Information Services Corp.	21,852	767,661
SunEdison, Inc.*(a)	66,940	1,261,150
SunTrust Banks, Inc.	26,880	1,069,555
Swift Transportation Co.*(a)	64,541	1,597,390
Synaptics, Inc.*(a)	18,451	1,107,429
Synchronoss Technologies, Inc.*	28,453	975,653
Syntel, Inc.*	15,641	1,406,126
TAL International Group, Inc.*(a)	72,772	3,119,736
Target Corp.	75,945	4,595,432
Team Health Holdings, Inc.*	19,818	886,855
Tenneco, Inc.*	7,940	461,076
Terra Nitrogen Co. LP	2,907	442,387
Tetra Tech, Inc.*	26,692	789,816
Time Warner Cable, Inc.	113,857	15,618,903
Time Warner, Inc.	254,412	16,620,736
TJX Cos., Inc.	63,735	3,865,528
Torchmark Corp.	38,186	3,005,238
Tower International, Inc.*	37,559	1,022,356
Travelers Cos., Inc. (The)	112,716	9,592,132
Trimas Corp.*	23,461	778,905
Trinity Industries, Inc.(a)	103,382	7,450,741
Tutor Perini Corp.*	39,834	1,142,041
Tyson Foods, Inc. (Class A Stock)	228,471	10,055,009
U.S. Bancorp.	223,780	9,591,211
Ubiquiti Networks, Inc.*(a)	20,713	941,820
Ultimate Software Group, Inc.*	6,827	935,299
UniFirst Corp.	6,350	698,119
Union Pacific Corp.	9,698	1,819,927

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
United Therapeutics Corp.*(a)	41,686	$3,919,735
UnitedHealth Group, Inc.(a)	153,227	12,563,082
Universal Corp.(a)	46,716	2,610,957
Universal Health Services, Inc. (Class B Stock)	13,090	1,074,296
Unum Group	103,717	3,662,247
Urban Outfitters, Inc.*	95,315	3,476,138
URS Corp.	18,910	889,905
Valeant Pharmaceuticals International, Inc.* .	94,392	12,418,247
Valero Energy Corp.	82,365	4,373,581
Validus Holdings Ltd.	135,805	5,121,207
Vectren Corp.	22,000	866,580
Verint Systems, Inc.*	28,243	1,325,444
Verizon Communications, Inc., (CHI-X)	49,282	2,349,766
Verizon Communications, Inc., (NYSE)	281,537	13,392,715
Viacom, Inc. (Class B Stock)	13,830	1,175,412
Visa, Inc. (Class A Stock)(a)	6,520	1,407,407
Vonage Holdings Corp.*	196,729	840,033
Vulcan Materials Co.	49,085	3,261,698
Wabash National Corp.*	52,356	720,419
WageWorks, Inc.*	15,374	862,635
Walgreen Co.	19,800	1,307,394
Wal-Mart Stores, Inc.	232,972	17,806,050
Walt Disney Co. (The)(a)	43,540	3,486,248
Waste Management, Inc.	58,460	2,459,412
Web.com Group, Inc.*	28,961	985,543
WellPoint, Inc.	83,990	8,361,205
Wells Fargo & Co.	723,272	35,975,549
Westar Energy, Inc.(a)	66,630	2,342,711
Western Alliance Bancorp*	48,258	1,187,147
Western Digital Corp.	83,091	7,629,416
Western Refining, Inc.(a)	49,252	1,901,127
Westlake Chemical Corp.	5,240	346,783
WEX, Inc.*	9,289	882,919
Whirlpool Corp.	35,420	5,293,873
Williams-Sonoma, Inc.(a)	32,067	2,136,945
Wintrust Financial Corp.	43,866	2,134,520
Worthington Industries, Inc.	57,285	2,191,151
Wynn Resorts Ltd.	4,470	993,011
Xcel Energy, Inc.	127,230	3,862,703
Xerox Corp.	133,669	1,510,460
XPO Logistics, Inc.*(a)	32,323	950,619

		1,569,474,143

TOTAL COMMON STOCKS (cost $2,413,059,720)		2,704,229,518

PREFERRED STOCKS — 0.5%
Brazil — 0.1%
AES Tiete SA (PRFC)	23,400	186,045
Banco Bradesco SA (PRFC)	76,300	1,045,132
Banco do Estado do Rio Grande do Sul SA (PRFC B)	28,200	161,569
Bradespar SA (PRFC)	12,800	111,584
Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR (PRFC)(a)	7,711	337,433
Cia Energetica de Sao Paulo (PRFC B)	22,400	262,008
Itau Unibanco Holding SA (PRFC)	46,880	699,171
Itausa - Investimentos Itau SA (PFRC)	160,700	653,707
Petroleo Brasileiro SA (PRFC)	73,200	506,496

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
PREFERRED STOCKS (Continued)
Brazil (cont’d.)
Vale SA (PRFC), ADR	55,447	$690,315

		4,653,460

Germany — 0.3%
Fuchs Petrolub SE (PRFC)	26,606	2,673,078
Volkswagen AG (PRFC)	42,617	11,050,467

		13,723,545

South Korea — 0.1%
Hyundai Motor Co. (PRFC)	9,303	1,189,915
Samsung Electronics Co. Ltd. (PRFC)	2,860	2,849,066
Samsung Electronics Co. Ltd. (PRFC), GDR, 144A	2,657	1,313,089

		5,352,070

TOTAL PREFERRED STOCKS (cost $20,050,157)		23,729,075

	Units
RIGHTS*
Hong Kong
New World Development Co. Ltd., expiring 04/14/14 (cost $0)	525,333	110,027

Interest Rate	Maturity Date	Principal Amount (000)#
CORPORATE BONDS — 9.8%
Australia — 0.1%
BHP Billiton Finance USA Ltd.,
Gtd. Notes
1.625%	02/24/17	1,000	1,014,358
Westpac Banking Corp.,
Sr. Unsec’d. Notes, MTN
0.950%	01/12/16	4,000	4,020,424

			5,034,782

Belgium — 0.1%
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
2.500%	07/15/22	2,000	1,888,378
5.375%	01/15/20	1,000	1,147,984
Delhaize Group SA,
Gtd. Notes
5.700%	10/01/40	1,000	1,017,047

			4,053,409

Brazil — 0.1%
Petrobras Global Finance BV,
Gtd. Notes
2.000%	05/20/16	3,000	2,973,750
Vale Overseas Ltd.,
Gtd. Notes
4.375%	01/11/22	2,000	1,985,656

			4,959,406

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Canada — 0.4%
Barrick Gold Corp.,
Sr. Unsec’d. Notes
4.100%	05/01/23		1,000	$948,635
Barrick North America Finance LLC,
Gtd. Notes
4.400%	05/30/21		2,000	2,015,252
Royal Bank of Canada,
Sr. Unsec’d. Notes, MTN
1.500%	01/16/18		3,000	2,974,629
Suncor Energy, Inc.,
Sr. Unsec’d. Notes
6.500%	06/15/38		2,000	2,471,456
Teck Resources Ltd.,
Gtd. Notes
2.500%	02/01/18	(a)	3,000	3,010,695
TransCanada PipeLines Ltd.,
Sr. Unsec’d. Notes
3.800%	10/01/20		2,000	2,100,830
7.625%	01/15/39		1,000	1,396,471
Xstrata Finance Canada Ltd.,
Gtd. Notes, 144A
3.600%	01/15/17		2,500	2,603,647
4.250%	10/25/22		1,000	975,132

				18,496,747

China
CNOOC Curtis Funding No 1 Pty Ltd.,
Gtd. Notes, 144A
4.500%	10/03/23		1,200	1,220,957

France — 0.2%
BPCE SA,
Sub. Notes, 144A
5.150%	07/21/24		1,300	1,293,291
Electricite de France,
Jr. Sub. Notes, 144A
5.625%(c)	12/29/49	(a)	1,500	1,512,195
Orange SA,
Sr. Unsec’d. Notes
2.750%	09/14/16		3,000	3,109,584
Total Capital International SA,
Gtd. Notes
2.875%	02/17/22		3,000	2,937,804

				8,852,874

Germany — 0.1%
Daimler Finance North America LLC,
Gtd. Notes, 144A
1.250%	01/11/16		2,000	2,011,214
Deutsche Telekom International Finance BV,
Gtd. Notes
5.750%	03/23/16		950	1,037,903

				3,049,117

Israel
Teva Pharmaceutical Finance IV LLC,
Gtd. Notes
2.250%	03/18/20		2,000	1,910,092

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Japan — 0.1%
Nomura Holdings, Inc.,
Sr. Unsec’d. Notes
5.000%	03/04/15		3,000	$3,115,938
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
1.250%	10/05/17		2,000	1,981,710

				5,097,648

Luxembourg
SES Global Americas Holdings GP,
Gtd. Notes, 144A
2.500%	03/25/19		1,600	1,590,237

Mexico — 0.1%
America Movil SAB de CV,
Gtd. Notes
2.375%	09/08/16		3,000	3,087,000

Netherlands — 0.2%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
Bank Gtd. Notes
3.950%	11/09/22		3,000	2,979,507
4.625%	12/01/23		3,000	3,087,165
Koninklijke Philips NV,
Sr. Unsec’d. Notes
5.750%	03/11/18		2,000	2,278,058
Shell International Finance BV,
Gtd. Notes
6.375%	12/15/38		2,000	2,578,248

				10,922,978

New Zealand — 0.1%
ANZ New Zealand International Ltd.,
Bank Gtd. Notes, 144A
1.400%	04/27/17		3,000	2,990,610

Spain — 0.1%
Telefonica Emisiones SAU,
Gtd. Notes
3.992%	02/16/16		4,000	4,194,388
7.045%	06/20/36		1,000	1,210,357

				5,404,745

Switzerland — 0.2%
Credit Suisse,
Sr. Unsec’d. Notes
5.300%	08/13/19		3,000	3,408,996
UBS AG,
Sr. Unsec’d. Notes
5.750%	04/25/18		2,900	3,307,331

				6,716,327

United Kingdom — 0.7%
Anglo American Capital PLC,
Gtd. Notes, 144A
2.625%	04/03/17		3,000	3,046,440
AstraZeneca PLC,
Sr. Unsec’d. Notes
6.450%	09/15/37		1,000	1,255,995
Barclays Bank PLC,
Sr. Unsec’d. Notes
2.500%	02/20/19	(a)	5,000	5,008,730

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United Kingdom (cont’d.)
BP Capital Markets PLC,
Gtd. Notes
3.125%	10/01/15		2,000	$2,075,322
3.245%	05/06/22		2,000	1,983,168
Diageo Capital PLC,
Gtd. Notes
3.875%	04/29/43		1,000	913,395
GlaxoSmithKline Capital, Inc.,
Gtd. Notes
6.375%	05/15/38		2,000	2,546,186
HSBC Holdings PLC,
Sub. Notes
6.500%	09/15/37		4,000	4,732,576
Rio Tinto Finance USA Ltd.,
Gtd. Notes
5.200%	11/02/40		2,000	2,117,464
Royal Bank of Scotland PLC (The),
Bank Gtd. Notes
4.375%	03/16/16		3,000	3,189,279
Standard Chartered PLC,
Sub. Notes, 144A
5.200%	01/26/24	(a)	3,000	3,079,971

				29,948,526

United States — 7.3%
21st Century Fox America, Inc.,
Gtd. Notes
6.200%	12/15/34		2,000	2,331,026
Altria Group, Inc.,
Gtd. Notes
4.500%	05/02/43		1,000	918,578
4.750%	05/05/21		3,000	3,273,987
Amazon.com, Inc.,
Sr. Unsec’d. Notes
0.650%	11/27/15		2,000	2,004,262
American Express Co.,
Sr. Unsec’d. Notes
4.050%	12/03/42		1,500	1,376,865
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
2.375%	03/24/17		3,000	3,107,277
American International Group, Inc.,
Sr. Unsec’d. Notes
3.800%	03/22/17		3,000	3,209,700
Amgen, Inc.,
Sr. Unsec’d. Notes
2.500%	11/15/16		3,000	3,100,143
3.875%	11/15/21		3,000	3,129,087
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
5.950%	09/15/16		2,000	2,218,910
Apple, Inc.,
Sr. Unsec’d. Notes
3.850%	05/04/43		2,000	1,773,600
AT&T, Inc.,
Sr. Unsec’d. Notes
2.400%	08/15/16		3,000	3,090,840
2.500%	08/15/15		1,500	1,537,275
5.350%	09/01/40		3,000	3,065,802

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
5.800%	02/15/19		2,000	$2,309,372
Bank of America Corp.,
Sr. Unsec’d. Notes
5.625%	07/01/20		3,000	3,413,844
Sr. Unsec’d. Notes, MTN
6.400%	08/28/17		3,000	3,443,928
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes
3.550%	09/23/21		2,000	2,071,842
Sr. Unsec’d. Notes, MTN
2.300%	07/28/16		2,000	2,066,920
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
4.500%	02/11/43		2,000	1,981,998
Boeing Co. (The),
Sr. Unsec’d. Notes
4.875%	02/15/20		3,000	3,360,120
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
1.750%	03/01/19		2,000	1,962,750
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
5.650%	05/01/17		3,000	3,371,247
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes
2.050%	08/01/16		3,000	3,085,593
CBS Corp.,
Gtd. Notes
4.850%	07/01/42		1,000	963,296
Chevron Corp.,
Sr. Unsec’d. Notes
2.355%	12/05/22		2,500	2,349,350
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
3.625%	03/04/24		1,800	1,815,008
4.450%	01/15/20		3,000	3,292,485
Citigroup, Inc.,
Sr. Unsec’d. Notes
1.350%	03/10/17		5,000	4,975,830
Sub. Notes
6.125%	08/25/36		2,000	2,188,046
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
1.500%	11/15/15		3,000	3,046,773
Colgate-Palmolive Co.,
Sr. Unsec’d. Notes, MTN
1.750%	03/15/19		4,000	3,956,504
Comcast Corp.,
Gtd. Notes
3.600%	03/01/24	(a)	1,000	1,005,416
6.450%	03/15/37		2,000	2,460,420
ConocoPhillips,
Gtd. Notes
6.500%	02/01/39		2,000	2,628,208
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
5.700%	06/15/40		2,000	2,375,260

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
CVS Caremark Corp.,
Sr. Unsec’d. Notes
4.000%	12/05/23	3,000	$3,065,172
Deere & Co.,
Sr. Unsec’d. Notes
2.600%	06/08/22	1,000	956,088
Delphi Corp.,
Gtd. Notes
4.150%	03/15/24	1,500	1,498,189
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
3.500%	03/01/16	2,000	2,090,514
6.375%	03/01/41	2,000	2,174,020
Discovery Communications LLC,
Gtd. Notes
6.350%	06/01/40	1,000	1,159,203
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
7.375%	11/01/29	3,000	3,881,418
DTE Energy Co.,
Sr. Unsec’d. Notes
3.850%	12/01/23	3,000	3,042,393
Duke Energy Carolinas LLC,
Sr. Unsec’d. Notes
6.100%	06/01/37	1,500	1,816,953
Duke Energy Corp.,
Sr. Unsec’d. Notes
1.625%	08/15/17	3,000	3,006,465
3.050%	08/15/22	1,000	972,938
Enterprise Products Operating LLC,
Gtd. Notes
3.200%	02/01/16	2,000	2,081,330
4.450%	02/15/43	2,000	1,877,474
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
4.000%	10/01/20	2,000	2,053,952
4.250%	06/15/22	2,000	2,028,354
Fedex Corp.,
Gtd. Notes
4.100%	04/15/43	1,500	1,339,425
Florida Power & Light Co.,
First Mortgage
3.800%	12/15/42	3,000	2,765,034
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.375%	01/16/18	2,000	2,016,864
2.375%	03/12/19	3,000	2,976,915
2.750%	05/15/15	2,000	2,040,780
3.000%	06/12/17	4,000	4,154,636
General Electric Capital Corp.,
Sr. Unsec’d. Notes, MTN
5.625%	05/01/18	3,000	3,428,643
5.875%	01/14/38	2,000	2,357,812
Sub. Notes
5.300%	02/11/21	3,000	3,374,244
General Mills, Inc.,
Sr. Unsec’d. Notes
3.650%	02/15/24	1,500	1,509,123

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Georgia Power Co.,
Sr. Unsec’d. Notes
2.850%	05/15/22		3,000	$2,920,287
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.900%	07/19/18		1,000	1,019,794
5.250%	07/27/21		3,000	3,320,970
6.150%	04/01/18		4,000	4,572,768
6.250%	02/01/41		1,500	1,781,167
Sr. Unsec’d. Notes, MTN
1.600%	11/23/15	(a)	2,000	2,020,754
Google, Inc.,
Sr. Unsec’d. Notes
3.375%	02/25/24	(a)	4,000	4,006,800
Halliburton Co.,
Sr. Unsec’d. Notes
3.250%	11/15/21		2,000	2,034,904
Health Care REIT, Inc.,
Sr. Unsec’d. Notes
2.250%	03/15/18		2,000	2,005,900
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
2.600%	09/15/17		2,000	2,060,814
4.650%	12/09/21		1,000	1,057,879
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
5.875%	12/16/36		2,000	2,409,002
Honeywell International, Inc.,
Sr. Unsec’d. Notes
5.000%	02/15/19		1,000	1,131,911
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
4.875%	09/15/41		2,000	2,114,430
Intel Corp.,
Sr. Unsec’d. Notes
4.800%	10/01/41		1,000	1,033,239
International Business Machines Corp.,
Sr. Unsec’d. Notes
1.250%	02/06/17		2,000	2,010,106
7.000%	10/30/25		1,000	1,289,289
Johnson & Johnson,
Sr. Unsec’d. Notes
4.850%	05/15/41		1,500	1,642,447
5.950%	08/15/37		1,000	1,244,041
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
4.250%	10/15/20		3,000	3,207,816
6.000%	01/15/18		3,000	3,443,139
Kellogg Co.,
Sr. Unsec’d. Notes
3.250%	05/21/18		1,000	1,044,416
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
3.500%	03/01/16		2,000	2,083,542
5.125%	11/15/14		1,800	1,849,138
Sr. Unsec’d. Notes, MTN
6.950%	01/15/38	(a)	1,000	1,197,588

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Kraft Foods Group, Inc.,
Sr. Unsec’d. Notes
5.375%	02/10/20	2,000	$2,280,622
Kroger Co. (The),
Sr. Unsec’d. Notes
4.000%	02/01/24	2,000	2,021,518
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
2.125%	09/15/16	1,000	1,026,911
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.650%	04/15/42	2,000	2,019,854
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
2.625%	01/15/22	3,000	2,907,234
Medco Health Solutions, Inc.,
Gtd. Notes
2.750%	09/15/15	2,000	2,050,836
Merck & Co., Inc.,
Gtd. Notes
6.500%	12/01/33	3,000	3,904,638
MetLife, Inc.,
Sr. Unsec’d. Notes
6.750%	06/01/16	3,000	3,364,383
Microsoft Corp.,
Sr. Unsec’d. Notes
4.500%	10/01/40	1,000	1,019,326
Morgan Stanley,
Sr. Unsec’d. Notes, MTN
5.500%	07/28/21	3,000	3,389,610
NBCUniversal Media LLC,
Gtd. Notes
5.150%	04/30/20	2,000	2,259,472
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
5.750%	01/15/16	3,000	3,245,622
Oracle Corp.,
Sr. Unsec’d. Notes
5.750%	04/15/18	2,000	2,302,504
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
4.500%	12/15/41	3,000	2,913,720
PacifiCorp,
First Mortgage
2.950%	02/01/22	3,000	2,961,786
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.125%	11/01/20	2,000	2,039,800
5.500%	01/15/40	1,000	1,142,259
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.625%	03/20/17	2,000	2,019,484
2.500%	05/16/16	2,200	2,282,683
3.875%	08/21/42	1,000	877,636
PNC Bank NA,
Sub. Notes
2.700%	11/01/22	2,000	1,878,828

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Praxair, Inc.,
Sr. Unsec’d. Notes
3.550%	11/07/42		1,000	$865,950
Pride International, Inc.,
Gtd. Notes
6.875%	08/15/20		2,000	2,387,568
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
5.550%	03/05/37		2,000	2,376,398
Raytheon Co.,
Sr. Unsec’d. Notes
2.500%	12/15/22		2,000	1,869,052
Republic Services, Inc.,
Gtd. Notes
3.550%	06/01/22		2,000	2,003,538
Sempra Energy,
Sr. Unsec’d. Notes
4.050%	12/01/23		3,000	3,066,276
Simon Property Group LP,
Sr. Unsec’d. Notes
5.650%	02/01/20		3,000	3,477,045
Stanley Black & Decker, Inc.,
Jr. Sub. Notes
5.750%(c)	12/15/53		2,000	2,145,000
State Street Corp.,
Sr. Sub. Notes
3.100%	05/15/23		2,000	1,901,182
Target Corp.,
Sr. Unsec’d. Notes
2.900%	01/15/22		2,000	1,958,300
Thomson Reuters Corp.,
Sr. Unsec’d. Notes
4.300%	11/23/23		3,000	3,072,624
Time Warner Cable, Inc.,
Gtd. Notes
4.000%	09/01/21		3,000	3,112,113
Time Warner, Inc.,
Gtd. Notes
4.875%	03/15/20	(a)	3,000	3,307,566
Travelers Cos., Inc. (The),
Sr. Unsec’d. Notes
5.350%	11/01/40		2,000	2,259,900
United Parcel Service, Inc.,
Sr. Unsec’d. Notes
3.125%	01/15/21		3,000	3,075,771
United Technologies Corp.,
Sr. Unsec’d. Notes
4.500%	06/01/42		1,000	1,018,271
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
6.000%	02/15/18		3,000	3,452,565
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.500%	11/01/21		3,000	3,020,955
3.650%	09/14/18		5,000	5,322,660
3.850%	11/01/42		2,000	1,674,488
6.550%	09/15/43		1,000	1,216,935

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Viacom, Inc.,
Sr. Unsec’d. Notes
2.200%	04/01/19		5,000	$4,957,430
Virginia Electric and Power Co.,
Sr. Unsec’d. Notes
6.000%	05/15/37		1,900	2,323,666
Wachovia Corp.,
Sub. Notes
5.500%	08/01/35		2,000	2,178,140
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
6.500%	08/15/37		2,000	2,589,666
Walt Disney Co. (The),
Sr. Unsec’d. Notes, MTN
2.350%	12/01/22		2,000	1,868,720
WellPoint, Inc.,
Sr. Unsec’d. Notes
2.375%	02/15/17		3,000	3,066,657
4.650%	01/15/43		2,000	1,936,328
Wells Fargo & Co.,
Sub. Notes
3.450%	02/13/23		3,000	2,911,758
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
7.500%	01/15/31		1,000	1,100,461
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/41		2,000	2,056,878
Xerox Corp.,
Sr. Unsec’d. Notes
2.750%	03/15/19		3,000	3,002,526

				330,916,755

TOTAL CORPORATE BONDS (cost $456,666,627)				444,252,210

FOREIGN GOVERNMENT BONDS — 5.0%
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
4.875%	01/22/21		3,500	3,720,500
5.875%	01/15/19		3,300	3,712,500
7.125%	01/20/37		2,600	3,116,750
8.250%	01/20/34		3,800	5,035,000
8.750%	02/04/25		3,700	4,967,250
8.875%	04/15/24		2,000	2,690,000
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.375%	07/12/21		2,600	2,704,000
5.625%	02/26/44		2,000	2,088,000
7.375%	01/27/17		1,200	1,384,200
7.375%	03/18/19		1,200	1,443,000
7.375%	09/18/37	(a)	1,100	1,408,000
8.125%	05/21/24		2,500	3,250,000
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
6.000%	01/26/24		2,700	2,808,000
6.250%	04/27/17		4,000	4,295,000
6.750%	11/05/19		1,300	1,431,625

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Ecuador Government International Bond (Ecuador),
Notes
9.375%	12/15/15	(a)	3,000	$3,174,000
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
4.000%	03/25/19		3,200	3,177,600
5.375%	03/25/24		2,400	2,404,800
6.250%	01/29/20		3,000	3,273,750
7.625%	03/29/41		1,400	1,613,500
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
3.750%	04/25/22		5,200	4,907,500
5.875%	03/13/20		1,800	1,966,500
5.875%	01/15/24		1,340	1,438,825
6.750%	01/15/44		1,600	1,750,000
6.875%	03/09/17		3,800	4,275,000
6.875%	01/17/18		1,800	2,045,250
7.750%	01/17/38		1,800	2,146,500
8.500%	10/12/35		1,900	2,422,500
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.625%	03/15/22		4,500	4,504,500
5.125%	01/15/20	(a)	6,200	6,897,500
5.750%	10/12/10		1,600	1,572,000
6.050%	01/11/40	(a)	2,600	2,957,500
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44		4,500	4,275,000
6.750%	09/27/34		2,700	3,294,000
8.300%	08/15/31		1,600	2,236,000
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
6.700%	01/26/36		2,000	2,350,000
8.875%	09/30/27		1,700	2,350,250
9.375%	04/01/29		1,200	1,701,600
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
5.625%	11/18/50		1,100	1,168,750
7.125%	03/30/19		3,000	3,618,750
7.350%	07/21/25		2,500	3,215,625
8.750%	11/21/33		1,300	1,898,000
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
4.000%	01/15/21		2,400	2,523,000
4.200%	01/21/24		500	516,250
5.000%	01/13/37		1,100	1,200,375
5.500%	03/30/26		4,000	4,510,000
6.375%	10/23/34		2,000	2,485,000
7.750%	01/14/31		1,800	2,461,500
8.375%	06/17/19		1,400	1,776,250
9.375%	01/18/17		1,500	1,824,000
9.500%	02/02/30		1,800	2,801,250
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes
6.750%	02/07/22	(a)	4,000	4,660,000
Russian Foreign Bond - Eurobond (Russia),
Sr. Unsec’d. Notes
4.500%	04/04/22		6,600	6,575,250
5.000%	04/29/20	(a)	2,000	2,080,000
5.625%	04/04/42	(a)	3,600	3,483,000
7.500%	03/31/30		4,795	5,454,312

Interest Rate	Maturity Date		Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
11.000%	07/24/18		2,800	$3,633,000
12.750%	06/24/28		3,000	4,890,000
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
4.665%	01/17/24		2,000	1,980,000
5.500%	03/09/20		1,200	1,303,200
5.875%	05/30/22		1,100	1,207,470
6.250%	03/08/41		700	767,375
6.875%	05/27/19		3,000	3,457,500
Turkey Government International Bond (Turkey),
Bonds
5.750%	03/22/24		2,400	2,482,800
Sr. Unsec’d. Notes
5.625%	03/30/21		2,900	3,024,700
6.625%	02/17/45		3,000	3,161,250
6.750%	04/03/18		3,600	3,967,200
6.875%	03/17/36		2,400	2,601,600
7.000%	06/05/20		3,900	4,383,990
7.250%	03/05/38		2,000	2,265,000
7.375%	02/05/25		4,000	4,588,000
7.500%	07/14/17		3,100	3,484,772
11.875%	01/15/30		1,300	2,086,500
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes
9.250%	09/15/27	(a)	10,000	7,450,000
9.375%	01/13/34		11,750	8,618,625

TOTAL FOREIGN GOVERNMENT BONDS (cost $243,270,365)				228,392,194

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.0%
Federal Home Loan Mortgage Corp.
1.000%	06/29/17	(a)	20,000	19,927,360
Federal National Mortgage Assoc.
1.375%	11/15/16	(a)	23,000	23,357,880

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $43,767,235)				43,285,240

U.S. TREASURY OBLIGATIONS — 11.9%
U.S. Treasury Bonds
3.125%	02/15/43		15,600	14,356,867
4.375%	05/15/41		17,000	19,650,946
4.500%	05/15/38	(a)	12,900	15,145,400
5.375%	02/15/31		6,000	7,675,314
6.875%	08/15/25	(a)	8,000	11,171,248
7.625%	11/15/22	(a)	20,000	28,000,000
7.875%	02/15/21	(k)	12,000	16,353,744
U.S. Treasury Notes
0.250%	03/31/15		16,500	16,518,051
0.375%	03/15/16	(a)	20,000	19,985,940
0.750%	02/28/18		25,000	24,423,825
0.875%	07/31/19		6,000	5,696,718
1.000%	09/30/16-03/31/17		42,300	42,519,937
1.000%	06/30/19	(k)	23,000	22,033,287
1.125%	03/31/20	(h)	16,000	15,150,000
1.375%	11/30/15		21,000	21,372,414
1.750%	07/31/15		21,000	21,437,220

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
1.875%	10/31/17		22,000	$22,522,500
2.000%	02/15/23		26,100	24,821,518
2.125%	02/29/16-08/31/20	(a)	38,200	38,844,802
2.250%	07/31/18		24,000	24,757,488
2.750%	05/31/17		18,000	18,984,384
3.000%	02/28/17		20,000	21,223,440
3.125%	05/15/19		17,000	18,132,897
4.125%	05/15/15		20,000	20,885,160
4.250%	08/15/15	(k)	20,200	21,319,686
4.625%	11/15/16		21,700	23,903,895

TOTAL U.S. TREASURY OBLIGATIONS (cost $551,037,522)				536,886,681

TOTAL LONG-TERM INVESTMENTS (cost $3,727,851,626)				3,980,884,945

			Shares
SHORT-TERM INVESTMENT — 17.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $801,719,931; includes $295,264,851 of cash collateral for securities on loan)(b)(w)			801,719,931	801,719,931

TOTAL INVESTMENTS — 105.6% (cost $4,529,571,557)				4,782,604,876
Liabilities in excess of other assets(x) — (5.6)%				(252,009,036)

NET ASSETS — 100.0%				$4,530,595,840

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

ADR	American Depositary Receipt

CHI-X	European Equity Exchange

CNX	CRISIL NSE Index

CVA	Certificate Van Aandelen (Bearer)

FTSE	Financial Times Stock Exchange

GDR	Global Depositary Receipt

MSCI	Morgan Stanley Capital International

MTN	Medium Term Note

NVDR	Non-voting Depositary Receipt

NYSE	New York Stock Exchange

PRFC	Preference Shares

REIT	Real Estate Investment Trust

SGX	Singapore Exchange

STOXX	Stock Index of Eurozone

TOPIX	Tokyo Stock Price Index

UTS	Unit Trust Security

EUR	Euro

JPY	Japanese Yen

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $289,775,399; cash collateral of $295,264,851 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2014.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Financial futures contracts open at March 31, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions:
1,167	2 Year U.S. Treasury Notes	Jun. 2014	$256,630,688	$256,229,438	$(401,250)
613	5 Year U.S. Treasury Notes	Jun. 2014	73,488,555	72,918,266	(570,289)
295	10 Year U.S. Treasury Notes	Jun. 2014	36,734,953	36,432,500	(302,453)
258	Euro STOXX 50	Jun. 2014	10,707,331	11,018,502	311,171
50	FTSE 100 Index	Jun. 2014	5,452,795	5,454,462	1,667
187	S&P 500 Index	Jun. 2014	87,130,313	87,170,050	39,737
426	SGX CNX Nifty Index	Apr. 2014	5,674,978	5,754,408	79,430
37	TOPIX Index	Jun. 2014	4,384,867	4,312,455	(72,412)

					(914,399)

Short Position:
1,611	Mini MSCI Emerging Markets Index	Jun. 2014	76,089,010	79,430,355	(3,341,345)

					$(4,255,744)

(1)	Cash of $8,603,020 and U.S. Treasury Securities with a market value of $25,132,938 have been segregated to cover requirement for open futures contracts as of March 31, 2014.

Forward foreign currency exchange contracts outstanding at March 31, 2014:

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Euro,
Expiring 04/07/14	Barclays Capital Group	EUR	45,000	$61,815,327	$61,993,616	$(178,289)
Japanese Yen,
Expiring 04/24/14	Northern Trust Bank FSB	JPY	12,000,000	117,390,411	116,277,447	1,112,964

				$179,205,738	$178,271,063	$934,675

Total Return swap agreements outstanding at March 31, 2014:

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Barclays Capital Group	10/01/14	890	Receive fixed payments on the Dow-Jones-UBS Total Return Index and pay variable payments based on market fluctuations	$(332,520)	$—	$(332,520)
Barclays Capital Group	04/25/15	223	Receive fixed payments on the Dow-Jones-UBS Total Return Index and pay variable payments based on market fluctuations	(49,382)	—	(49,382)

				$(381,902)	$—	$(381,902)

#	Notional amount is shown in U.S. dollars unless otherwise stated.

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Argentina	$338,459	$—	$—
Australia	—	35,603,677	—
Austria	—	5,871,928	—
Belgium	—	7,941,742	—
Bermuda	466,934	—	—
Brazil	8,464,577	—	—
Canada	87,581,741	—	—
Chile	414,132	—	—
China	1,469,761	18,279,531	—
Colombia	1,026,611	—	—
Czech Republic	—	296,066	—
Denmark	830,026	38,841,724	—
Finland	5,122,809	7,131,863	—
France	—	107,129,626	—
Germany	—	115,266,969	—
Greece	—	3,335,129	—
Hong Kong	1,711,200	13,794,192	—
India	1,925,362	—	—
Indonesia	—	2,209,495	—
Ireland	10,877,494	13,436,438	—
Israel	—	426,290	—
Italy	569,485	18,025,238	—
Japan	—	135,976,625	—
Macau	—	117,297	—
Malaysia	—	2,738,975	—
Mexico	2,654,152	—	—
Netherlands	—	55,878,014	—
Norway	—	11,815,694	—
Panama	964,933	—	—
Peru	347,007	—	—
Philippines	—	871,674	—
Poland	—	739,000	—
Puerto Rico	635,946	—	—
Russia	7,282,229	—	—
Singapore	665,959	5,560,184	—
South Africa	289,896	8,038,553	—
South Korea	2,954,450	5,465,568	—
Spain	—	32,598,495	—
Sweden	2,512,221	59,639,179	—
Switzerland	7,706,809	55,813,619	—
Taiwan	385,880	8,362,929	—
Thailand	2,327,790	720,967	—
Turkey	245,615	1,711,718	—
Ukraine	178,012	—	—
United Kingdom	3,785,277	207,382,209	—
United States	1,569,474,143	—	—
Preferred Stocks:
Brazil	4,653,460	—	—
Germany	—	13,723,545	—
South Korea	1,313,089	4,038,981	—
Rights:
Hong Kong	—	110,027	—
Corporate Bonds	—	444,252,210	—

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Level 1	Level 2	Level 3
Foreign Government Bonds	$—	$228,392,194	$—
U.S. Government Agency Obligations	—	43,285,240	—
U.S. Treasury Obligations	—	536,886,681	—
Affiliated Money Market Mutual Fund	801,719,931	—	—
Other Financial Instruments*
Futures	(4,255,744)	—	—
Foreign Forward Currency Contracts	—	934,675	—
Total Return Swaps	—	(381,902)	—

Total	$2,526,639,646	$2,252,262,259	$—

*  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2014 were as follows:

Affiliated Money Market Mutual Fund (6.5% represents investments purchased with collateral from securities on loan)	17.7%
U.S. Treasury Obligations	11.9
Banks	7.2
Oil, Gas & Consumable Fuels	5.5
Foreign Government Bonds	5.0
Pharmaceuticals	4.0
Insurance	3.5
Media	2.6
Diversified Telecommunication Services	2.5
Food & Staples Retailing	1.9
Software	1.9
Chemicals	1.9
Food Products	1.7
Health Care Providers & Services	1.7
Technology Hardware, Storage & Peripherals	1.7
Semiconductors & Semiconductor Equipment	1.5
IT Services	1.5
Machinery	1.5
Multi-Utilities	1.3
Electric Utilities	1.2
Hotels, Restaurants & Leisure	1.2
Automobiles	1.1
Aerospace & Defense	1.1
Capital Markets	1.1
Diversified Financial Services	1.1
Specialty Retail	1.0
Auto Components	1.0
Biotechnology	1.0
Beverages	1.0
U.S. Government Agency Obligations	1.0
Communications Equipment	0.9
Trading Companies & Distributors	0.9
Electronic Equipment, Instruments & Components	0.9
Internet Software & Services	0.9
Airlines	0.8
Household Products	0.8
Energy Equipment & Services	0.8
Metals & Mining	0.8
Multiline Retail	0.7
Textiles, Apparel & Luxury Goods	0.7
Tobacco	0.6
Road & Rail	0.6
Health Care Equipment & Supplies	0.5

Wireless Telecommunication Services	0.5%
Paper & Forest Products	0.5
Household Durables	0.5
Electrical Equipment	0.5
Consumer Finance	0.4
Industrial Conglomerates	0.4
Commercial Services & Supplies	0.4
Real Estate Investment Trusts (REITs)	0.4
Real Estate Management & Development	0.4
Containers & Packaging	0.4
Professional Services	0.3
Construction & Engineering	0.3
Air Freight & Logistics	0.3
Building Products	0.2
Marine	0.2
Thrifts & Mortgage Finance	0.2
Personal Products	0.2
Gas Utilities	0.2
Construction Materials	0.2
Transportation Infrastructure	0.2
Leisure Products	0.2
Transportation	0.1
Internet & Catalog Retail	0.1
Diversified Consumer Services	0.1
Life Sciences Tools & Services	0.1
Water Utilities	0.1

105.6
Liabilities in excess of other assets	(5.6)

100.0%

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2014 categorized by risk exposure:

Derivative Fair Value at 3/31/14
Equity contracts	$(3,253,627)
Foreign exchange contracts	934,675
Interest rate contracts	(1,273,992)

Total	$(3,592,944)

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 71.2%
COMMON STOCKS — 23.1%
Australia — 0.8%
Acrux Ltd.	52,717	$84,344
Adelaide Brighton Ltd.	144,321	537,774
ALS Ltd.	139,628	953,432
Ausdrill Ltd.(a)	170,325	126,827
AWE Ltd.*	85,043	119,666
BHP Billiton Ltd.	68,879	2,334,678
Bradken Ltd.	60,899	246,572
Brambles Ltd.	665,975	5,730,085
BWP Trust, REIT	69,379	149,873
Cabcharge Australia Ltd.(a)	49,976	187,816
Cape Lambert Resources Ltd.*	212,880	19,743
Cardno Ltd.(a)	47,923	320,475
Coca-Cola Amatil Ltd.	186,164	1,907,741
Codan Ltd.(a)	70,563	40,901
Collection House Ltd.	113,056	192,132
Commonwealth Bank of Australia	12,263	882,810
Credit Corp. Group Ltd.	18,417	146,990
Decmil Group Ltd.	86,190	166,145
Downer EDI Ltd.	141,797	663,306
DWS Ltd.	20,894	21,799
Emeco Holdings Ltd.*	322,936	75,302
Fleetwood Corp. Ltd.(a)	24,599	57,804
Grange Resources Ltd.	518,481	125,154
iiNET Ltd.	55,668	383,327
JB Hi-Fi Ltd.	18,601	323,271
Kingsgate Consolidated Ltd.*	60,710	56,310
Leighton Holdings Ltd.(a)	51,272	1,005,067
MACA Ltd.	52,578	107,274
Macmahon Holdings Ltd.*	206,784	23,124
Macquarie Group Ltd.	53,144	2,865,640
MaxiTRANS Industries Ltd.	40,027	42,689
Metcash Ltd.	141,336	343,418
Mineral Resources Ltd.	89,434	954,052
MMG Ltd.*	1,128,000	234,913
Monadelphous Group Ltd.(a)	22,269	347,933
Mount Gibson Iron Ltd.	471,008	398,988
Myer Holdings Ltd.(a)	87,911	182,146
National Australia Bank Ltd.	26,784	883,074
NRW Holdings Ltd.	77,988	77,146
OrotonGroup Ltd.	7,132	26,192
OZ Minerals Ltd.	59,140	195,550
PanAust Ltd.	105,023	153,792
Programmed Maintenance Services Ltd.	54,249	146,227
Ramelius Resources Ltd.*	286,977	29,390
RCR Tomlinson Ltd.	69,790	181,038
Resolute Mining Ltd.*	357,224	197,048
Rio Tinto Ltd.	19,856	1,171,164
Sedgman Ltd.(a)	121,312	54,002
Seven Group Holdings Ltd.	39,726	305,095
St. Barbara Ltd.*	226,155	57,433
Super Retail Group Ltd.	23,262	238,575
Tap Oil Ltd.*	66,974	23,292
Tatts Group Ltd.	93,123	250,753
Telstra Corp. Ltd.	488,927	2,305,514
Thorn Group Ltd.	50,947	101,815
Westfield Retail Trust, REIT	516,772	1,430,747
Woodside Petroleum Ltd.	70,804	2,563,778
Woolworths Ltd.	64,553	2,140,709

	Shares	Value
COMMON STOCKS (Continued)
Australia (cont’d.)
WorleyParsons Ltd.	53,906	$759,191

		35,651,046

Austria — 0.2%
CA Immobilien Anlagen AG*	5,369	97,078
EVN AG	8,087	113,850
Immofinanz AG*	50,004	234,384
Mayr Melnhof Karton AG	2,196	274,700
Oesterreichische Post AG	23,246	1,171,561
OMV AG	71,904	3,263,855
Raiffeisen Bank International AG	7,208	240,530
Verbund AG	68,211	1,403,336

		6,799,294

Belgium — 0.2%
Ageas	9,507	423,913
Barco NV	3,481	278,845
Belgacom SA(a)	66,508	2,083,883
Gimv NV	4,689	239,789
Mobistar SA	22,122	417,722
RHJ International*	18,704	94,052
UCB SA	51,238	4,110,639

		7,648,843

Brazil — 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	34,100	315,766
Cia Energetica de Minas Gerais, ADR(a)	38,098	259,069
Cia Paranaense de Energia, ADR(a)	38,000	498,180
EcoRodovias Infraestrutura e Logistica SA	41,100	245,260
Eternit SA	19,500	71,417
Helbor Empreendimentos SA	11,800	41,032
MRV Engenharia e Participacoes SA	7,000	24,742
Santos Brasil Participacoes SA, UTS	24,200	179,394
Souza Cruz SA	55,300	500,844
Telefonica Brasil SA, ADR(a)	37,100	788,004
Tractebel Energia SA	31,093	486,470
Transmissora Alianca de Energia Eletrica SA, UTS	30,300	256,662
Vale SA	116,200	1,611,129

		5,277,969

Cambodia
NagaCorp Ltd.	466,000	486,491

Canada — 0.9%
Agrium, Inc.	16,700	1,627,400
Amerigo Resources Ltd.*	61,000	25,658
Artis Real Estate Investment Trust, REIT	24,000	341,493
Bank of Montreal	13,226	884,844
Bank of Nova Scotia	13,379	774,905
BCE, Inc.	13,600	585,827
Bell Aliant, Inc.	11,268	275,610
Canadian Imperial Bank of Commerce	10,245	882,710
Canadian Oil Sands Ltd.	104,700	2,196,285
Canadian Pacific Railway Ltd.	28,263	4,234,976
Centerra Gold, Inc.	64,900	302,338
Corus Entertainment, Inc.. (Class B Stock)	30,400	671,247
Dundee Real Estate Investment Trust (Class A Stock), REIT	8,500	223,437
Ensign Energy Services, Inc.	48,600	718,339
Genworth MI Canada, Inc.(a)	45,821	1,563,427

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Canada (cont’d.)
Great-West Lifeco, Inc.	49,900	$1,375,353
Husky Energy, Inc.	15,200	455,931
IAMGOLD Corp.	138,300	486,646
Lightstream Resources Ltd.	10,498	53,368
Magna International, Inc.	17,200	1,653,565
Metro, Inc.	26,500	1,555,721
Morguard Corp.	1,200	137,856
Morguard Real Estate Investment Trust, REIT	5,500	84,577
National Bank of Canada	22,111	886,040
Nevsun Resources Ltd.	50,100	169,493
North West Co., Inc. (The)	3,200	74,855
Potash Corp. of Saskatchewan, Inc.	28,900	1,045,419
Rogers Communications, Inc. (Class B Stock)	66,100	2,739,069
Savanna Energy Services Corp.	15,200	106,421
Shaw Communications, Inc. (Class B Stock)	135,953	3,199,035
Suncor Energy, Inc.	34,700	1,211,910
Teck Resources Ltd. (Class B Stock)	70,200	1,515,126
Toronto-Dominion Bank (The)	137,516	6,447,267
Transcontinental, Inc. (Class A Stock)	50,300	728,451
TransGlobe Energy Corp.*	5,600	42,703
Yellow Media Ltd.*	23,738	533,595

		39,810,897

Chile
Administradora de Fondos de Pensiones Habitat SA	94,134	126,685
Inversiones Aguas Metropolitanas SA	24,765	40,193

		166,878

China — 0.4%
361 Degrees International Ltd.	478,000	109,366
Agricultural Bank of China Ltd. (Class H Stock)	519,000	226,881
Bank of China Ltd. (Class H Stock)	1,433,000	636,643
Bank of Communications Co. Ltd. (Class H Stock)	865,000	566,732
Baoye Group Co. Ltd. (Class H Stock)	296,000	164,476
BOC Hong Kong Holdings Ltd.	770,000	2,198,676
Bolina Holding Co. Ltd.	190,000	73,487
Centron Telecom International Holdings Ltd.*	278,000	28,373
Changyou.com Ltd., ADR*(a)	9,500	280,440
Chaowei Power Holdings Ltd.	332,000	135,309
China BlueChemical Ltd. (Class H Stock)	734,000	378,622
China Construction Bank Corp. (Class H Stock)	818,000	574,188
China Lilang Ltd.	165,000	117,974
China Lumena New Materials Corp.	1,222,000	196,932
China Mobile Ltd.	210,000	1,928,101
China Pacific Insurance Group Co. Ltd. (Class H Stock)	57,600	206,220
China Petroleum & Chemical Corp. (Class H Stock)	1,026,800	918,434
China Properties Group Ltd.*	112,000	24,606
China Sanjiang Fine Chemicals Co. Ltd.	305,000	147,624
China Shanshui Cement Group Ltd.	500,000	211,338
China Shenhua Energy Co. Ltd. (Class H Stock)	190,000	550,148
China Taifeng Beddings Holdings Ltd.	242,000	37,833

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
China Travel International Investment Hong Kong Ltd.	652,000	$130,436
Chongqing Rural Commercial Bank (Class H Stock)	224,000	98,474
CNOOC Ltd. (Class H Stock)	1,387,000	2,099,950
Geely Automobile Holdings Ltd.	1,310,000	516,476
Guangdong Investment Ltd.	948,000	906,411
Harbin Electric Co. Ltd. (Class H Stock)	112,000	63,573
Jiangsu Expressway Co. Ltd. (Class H Stock)	486,000	554,054
NAM TAI Electronics, Inc.	18,700	110,143
NetEase, Inc., ADR(a)	11,100	747,030
Peak Sport Products Co. Ltd.	416,000	112,306
Powerlong Real Estate Holdings Ltd.	533,000	82,549
Qingling Motors Co. Ltd. (Class H Stock)	298,000	90,670
Shandong Luoxin Pharmacy Stock Co. Ltd.*	72,000	92,785
Shengli Oil & Gas Pipe Holdings Ltd.	468,000	25,341
Shenguan Holdings Group Ltd.	696,000	288,972
Shenzhen Investment Ltd.	288,000	93,299
Shui On Land Ltd.	268,500	74,920
Silver Grant International Ltd.	432,000	54,581
Sinofert Holdings Ltd.	450,000	58,174
SinoMedia Holding Ltd.	246,000	206,256
Sino-Ocean Land Holdings Ltd.	301,175	165,027
SOHO China Ltd.	261,500	215,155
TCL Multimedia Technology Holdings Ltd.	132,000	50,931
Xinhua Winshare Publishing and Media Co. Ltd. (Class H Stock)	109,000	62,195
XTEP International Holdings	403,000	172,634
Yangzijiang Shipbuilding Holdings Ltd.	1,229,000	1,057,479
Zhaojin Mining Industry Co. Ltd. (Class H Stock)	684,500	407,622
Zijin Mining Group Co. Ltd. (Class H Stock)	1,130,000	239,854
Zoomlion Heavy Industry Science and Technology Co. Ltd. (Class H Stock)	195,400	136,427

		18,626,127

Colombia
Pacific Rubiales Energy Corp.	14,400	259,343

Cyprus
Globaltrans Investment PLC, GDR, RegS	24,070	279,633

Czech Republic
CEZ A/S	37,602	1,079,200
Telefonica Czech Republic A/S	13,686	205,362

		1,284,562

Denmark — 0.2%
A.P. Moeller-Maersk A/S (Class A Stock)	30	345,252
A.P. Moeller-Maersk A/S (Class B Stock)	283	3,387,159
H. Lundbeck A/S	94,467	2,910,143
Schouw & Co	4,083	199,886
TDC A/S	116,820	1,079,960

		7,922,400

Egypt
Centamin PLC*	530,272	447,771

Finland — 0.4%
Elisa OYJ	23,815	685,075
Fortum OYJ	18,522	421,030
Nokia OYJ*	1,202,810	8,849,621
Nokian Renkaat OYJ	16,837	681,223

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Finland (cont’d.)
Orion OYJ (Class B Stock)	60,726	$1,833,314
Sampo OYJ (Class A Stock)	42,501	2,206,227
Sponda OYJ	24,042	113,950
Stora Enso OYJ (Class R Stock)	48,366	517,631
Tieto OYJ	14,252	366,146
Tikkurila OYJ	6,215	146,413
UPM-Kymmene OYJ	46,943	803,148

		16,623,778

France — 1.8%
Alstom SA	15,494	422,844
Altamir	5,758	86,068
Arkema SA	49,396	5,587,983
BNP Paribas SA	153,465	11,832,084
Boiron SA	591	48,038
Bouygues SA	25,394	1,058,166
Christian Dior SA	1,177	226,063
Cie Generale des Etablissements Michelin	17,089	2,136,391
Ciments Francais SA(a)	722	78,280
CNP Assurances SA	88,132	1,866,653
Credit Agricole SA*	28,654	451,597
Danone SA	15,813	1,117,153
Essilor International SA	35,559	3,588,570
Esso SA Francaise	714	38,854
Euler Hermes SA	1,339	169,097
Eutelsat Communications SA	25,414	862,446
FFP*	1,026	66,999
GDF Suez	6,841	187,137
Ipsen SA	5,555	227,527
Kering	24,150	4,924,094
L’Oreal SA	34,217	5,645,167
Metropole Television SA	71,445	1,554,158
Natixis	52,350	384,471
Neopost SA(a)	8,867	700,751
Orange SA	47,503	701,706
Safran SA	120,633	8,357,447
Sanofi	103,155	10,779,667
Schneider Electric SA	106,821	9,467,204
SCOR SE	7,207	252,429
SEB SA	7,863	678,531
Societe d’Edition de Canal +	4,812	42,616
Societe Generale SA	29,061	1,788,876
Thales SA	6,060	401,841
Total Gabon	73	38,922
Total SA	34,598	2,277,411
Valeo SA	9,923	1,397,498
Vinci SA	21,922	1,627,264

		81,072,003

Germany — 1.3%
Adidas AG	62,772	6,787,528
Allianz SE	9,300	1,571,883
BASF SE	19,563	2,176,842
Bayerische Motoren Werke AG	49,695	6,279,796
Bijou Brigitte AG	694	70,636
Cewe Stiftung & Co. KGAA	1,205	92,678
Commerzbank AG*	35,334	649,941
Continental AG	27,921	6,695,979
Daimler AG	2,187	206,889
Deutsche Bank AG	11,001	493,052
E.ON SE	45,759	893,683

	Shares	Value
COMMON STOCKS (Continued)
Germany (cont’d.)
GEA Group AG	110,341	$5,041,199
Generali Deutschland Holding AG	5,345	835,766
Hannover Rueck SE	14,026	1,254,641
HeidelbergCement AG	68,664	5,885,321
K+S AG(a)	33,445	1,098,274
Merck KGaA	19,183	3,230,554
Muenchener Rueckversicherungs AG	5,002	1,093,029
OSRAM Licht AG*	177	11,477
ProSiebenSat.1 Media AG(a)	14,997	687,904
RTL Group SA	4,425	503,966
RWE AG	22,198	900,792
SAP AG	84,977	6,892,998
Siemens AG	1,774	239,248
Software AG	14,308	519,145
Suedzucker AG(a)	57,552	1,641,408
Talanx AG*	41,646	1,498,079

		57,252,708

Greece
OPAP SA	43,863	704,280

Guernsey
Tetragon Financial Group Ltd.	12,606	129,464

Hong Kong — 0.9%
AIA Group Ltd.	1,704,400	8,106,382
Allied Properties HK Ltd.	354,000	65,832
Asian Citrus Holdings Ltd.	568,376	120,158
C C Land Holdings Ltd.	208,000	46,000
Champion REIT	482,000	220,333
Cheung Kong Holdings Ltd.	30,000	498,831
China Ocean Resources Co. Ltd.*	50,230	179,637
Coastal Greenland Ltd.*	1,454,000	48,013
CSI Properties Ltd.	4,390,000	155,980
CST Mining Group Ltd.*	5,000,000	36,136
Dah Sing Banking Group Ltd.	282,800	446,147
Dah Sing Financial Holdings Ltd.	94,000	442,289
Dan Form Holdings Co. Ltd.	367,000	34,597
Dickson Concepts International Ltd.	63,500	36,758
Dorsett Hospitality International Ltd.	532,000	100,958
Emperor Entertainment Hotel Ltd.	105,000	41,953
Emperor International Holdings	736,000	178,676
Far East Consortium International Ltd.	527,000	183,701
Giordano International Ltd.	218,000	140,744
Great Eagle Holdings Ltd.	60,097	226,184
Hang Seng Bank Ltd.	53,000	845,505
Henderson Land Development Co. Ltd.	77,000	450,596
HKR International Ltd.	76,000	30,198
Hongkong & Shanghai Hotels (The)	84,500	112,451
Hongkong Land Holdings Ltd.	746,000	4,800,510
Hopewell Holdings Ltd.	153,000	526,469
Huabao International Holdings Ltd.	1,204,000	552,649
Hutchison Telecommunications Hong Kong Holdings Ltd.	1,488,000	495,673
Hutchison Whampoa Ltd.	65,000	862,668
Hysan Development Co. Ltd.	134,000	584,737
Jardine Strategic Holdings Ltd.	185,000	6,634,100
Kerry Properties Ltd.	148,500	495,233
Kowloon Development Co. Ltd.	113,000	136,764
Lai Fung Holdings Ltd.	2,823,000	61,321
Lai Sun Development*	2,336,000	54,897
Lai Sun Garment International Ltd.*	227,000	32,778

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hong Kong (cont’d.)
Link REIT (The), REIT	171,000	$843,219
Loudong General Nice Resources China Holdings Ltd.*	573,000	36,567
Luk Fook Holdings International Ltd.	99,000	312,910
New World Development Co. Ltd.	227,000	228,991
Pacific Textile Holdings Ltd.	200,000	262,490
Ports Design Ltd.	169,000	88,460
Real Nutriceutical Group Ltd.	808,000	181,399
Regal Hotels International Holdings Ltd.	78,000	38,672
Regent Manner International Holdings Ltd.	449,000	76,022
Samson Holding Ltd.	363,000	49,216
Singamas Container Holdings Ltd.	434,000	99,721
Sino Land Co. Ltd.	528,000	778,235
Sinolink Worldwide Holdings Ltd.*	1,010,000	82,279
Sitoy Group Holdings Ltd.	74,000	42,169
SJM Holdings Ltd.	226,000	636,695
SmarTone Telecommunications Holdings Ltd.	285,500	318,020
Soundwill Holdings Ltd.	56,000	102,875
Sun Hung Kai Properties Ltd.	96,000	1,178,821
SUNeVision Holdings Ltd.	925,000	303,388
Sunlight Real Estate Investment Trust, REIT	513,000	192,061
Swire Pacific Ltd. (Class A Stock)	55,500	648,243
Swire Properties Ltd.	204,600	584,022
Television Broadcasts Ltd.	88,000	527,637
Tianneng Power International Ltd.	290,000	98,114
VTech Holdings Ltd.	50,700	651,684
Wasion Group Holdings Ltd.	64,000	45,641
Wharf Holdings Ltd.	140,000	897,916
Wheelock & Co. Ltd.	184,000	721,123
YGM Trading Ltd.	14,000	28,879

		38,041,327

Hungary
MOL Hungarian Oil & Gas PLC	9,667	544,052
OTP Bank PLC	44,801	858,405
Richter Gedeon Nyrt	23,493	409,798

		1,812,255

India
Vedanta Resources PLC(a)	42,553	641,444

Indonesia — 0.1%
Aneka Tambang Persero Tbk PT	2,273,000	228,275
Indo Tambangraya Megah Tbk PT	157,500	339,602
Perusahaan Gas Negara Persero Tbk PT	1,645,500	746,785
Telekomunikasi Indonesia Persero Tbk PT	5,037,000	984,586
United Tractors Tbk PT	405,000	744,069

		3,043,317

Ireland — 0.2%
Shire PLC	111,747	5,532,032
XL Group PLC	28,971	905,344

		6,437,376

Israel — 0.5%
Babylon Ltd.	11,989	18,940
Bank Hapoalim BM	465,997	2,660,383
Bank Leumi Le-Israel BM*	472,141	1,842,772
Bezeq Israeli Telecommunication Corp. Ltd.	916,652	1,634,027
Check Point Software Technologies Ltd.*(a)	92,402	6,249,147
Delek Automotive Systems Ltd.	3,519	37,191

	Shares	Value
COMMON STOCKS (Continued)
Israel (cont’d.)
Discount Investment Corp.*	6,446	$60,480
First International Bank of Israel Ltd.	9,796	162,111
Israel Chemicals Ltd.	211,291	1,848,468
Israel Discount Bank Ltd. (Class A Stock)*	434,854	798,178
Ituran Location and Control Ltd.	14,157	352,155
Migdal Insurance & Financial Holding Ltd.	43,339	74,169
Teva Pharmaceutical Industries Ltd., ADR	76,246	4,028,839
Union Bank of Israel*	10,655	49,311

		19,816,171

Italy — 0.4%
ASTM SpA	50,106	850,324
Banca Carige SpA*(a)	161,526	139,080
Banca Monte dei Paschi di Siena SpA*(a)	755,281	276,327
Banca Popolare dell’Emilia Romagna Scrl*	24,994	315,179
Banca Popolare dell’Etruria e del Lazio*	59,346	70,356
Banca Popolare di Milano Scarl*(a)	272,464	274,400
Banco Popolare Societa Cooperativa*(a)	15,244	332,165
Credito Valtellinese Scarl*(a)	76,995	163,217
Danieli & C Officine Meccaniche SpA	10,005	334,067
Enel SpA	43,659	246,945
Eni SpA	106,993	2,683,013
Intesa Sanpaolo SpA	2,288,010	7,763,706
Italcementi SpA(a)	10,845	133,869
Mediobanca SpA*	95,379	1,091,760
Recordati SpA	61,034	1,067,866
Reply SpA	604	53,671
Societa Iniziative Autostradali e Servizi SpA	57,626	693,065
UniCredit SpA	202,086	1,847,285
Unione di Banche Italiane SCPA	41,796	394,340

		18,730,635

Japan — 3.8%
77 Bank Ltd. (The)	67,000	300,946
ABC-Mart, Inc.	10,200	442,497
Access Co. Ltd.*	13,100	79,269
Achilles Corp.	48,000	66,645
Adastria Holding Co. Ltd.	4,100	102,718
ADEKA Corp.	12,500	143,817
Aeon Delight Co. Ltd.	16,400	308,781
Aichi Steel Corp.	27,000	106,366
Ain Pharmaciez, Inc.	7,600	351,373
Aisan Industry Co. Ltd.	12,700	97,194
Aisin Seiki Co. Ltd.	12,700	458,426
Alpen Co. Ltd.	8,300	149,529
Alpine Electronics, Inc.	10,400	136,040
Amuse, Inc.	3,300	60,048
Anest Iwata Corp.	10,000	62,944
Aoyama Trading Co. Ltd.	13,500	354,414
Arisawa Manufacturing Co. Ltd.	7,900	42,411
Asahi Broadcasting Corp.	14,300	86,393
Asahi Glass Co. Ltd.	50,000	289,295
Asahi Holdings, Inc.	10,500	170,368
Asax Co. Ltd.	3,300	39,446
Astellas Pharma, Inc.	430,000	5,105,206
Atsugi Co. Ltd.	74,000	83,956
Autobacs Seven Co. Ltd.	26,700	411,690
Avex Group Holdings, Inc.	9,100	160,062
Awa Bank Ltd. (The)	18,000	95,719
Axell Corp.	2,800	45,830
Bank of Iwate Ltd. (The)	1,100	53,173

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Bank of Kochi Ltd. (The)	66,000	$100,311
Bank of Okinawa Ltd. (The)	1,100	46,407
Bank of the Ryukyus Ltd.	4,900	65,150
Bank of Yokohama Ltd. (The)	92,000	458,910
Best Bridal, Inc.	30,600	178,159
BML, Inc.	11,300	424,709
Bridgestone Corp.	75,800	2,686,403
Brother Industries Ltd.	33,800	472,599
CAC Corp.	4,300	43,221
Canon Electronics, Inc.	11,100	193,443
Canon Marketing Japan, Inc.	10,100	138,574
Canon, Inc.	99,500	3,088,065
Central Japan Railway Co.	19,100	2,231,089
Chiba Bank Ltd. (The)	59,000	363,158
Chiba Kogyo Bank Ltd. (The)*	5,500	38,104
Chofu Seisakusho Co. Ltd.	2,700	69,516
Chori Co. Ltd.	8,000	87,139
Chudenko Corp.	16,900	291,945
Chugoku Bank Ltd. (The)	18,000	239,879
Chugoku Marine Paints Ltd.	14,000	99,491
Cleanup Corp.	7,400	74,185
CMIC Holdings Co. Ltd.	4,600	76,726
Corona Corp.	11,200	115,513
Create Restaurants Holdings, Inc.	2,200	61,305
Dai Nippon Printing Co. Ltd.	17,000	162,571
Daihatsu Diesel Manufacturing Co. Ltd.	19,000	104,865
Daihatsu Motor Co. Ltd.	71,000	1,253,680
Daiichi Jitsugyo Co. Ltd.	12,000	53,447
Dai-ichi Seiko Co. Ltd.	3,000	35,745
Daiichikosho Co. Ltd.	18,900	570,981
Daikoku Denki Co. Ltd.	4,100	88,523
Dainichi Co. Ltd.	6,700	49,509
Daishi Bank Ltd. (The)	67,000	245,766
Daishinku Corp.	14,000	56,245
Daiwa Industries Ltd.	34,000	233,501
Danto Holdings Corp.*	34,000	36,875
Dena Co. Ltd.	25,100	453,397
Denki Kogyo Co. Ltd.	7,000	42,646
Denyo Co. Ltd.	5,800	97,361
Doshisha Co. Ltd.	12,400	191,072
Doutor Nichires Holdings Co. Ltd.	10,800	190,154
Dr. Ci:Labo Co. Ltd.	10,400	321,617
Duskin Co. Ltd.	16,700	320,565
Dynam Japan Holdings Co. Ltd.	174,600	522,303
East Japan Railway Co.	73,300	5,399,098
Eighteenth Bank Ltd. (The)	43,000	94,227
Elecom Co. Ltd.	3,400	71,430
ESPEC Corp.	5,800	45,039
Exedy Corp.	13,300	372,062
FamilyMart Co. Ltd.	38,100	1,675,487
FCC Co. Ltd.	25,100	446,852
Fields Corp.	19,200	279,855
First Juken Co. Ltd.	4,700	67,134
FJ Next Co. Ltd.	14,400	78,526
Foster Electric Co. Ltd.	18,000	218,925
Fuji Heavy Industries Ltd.	69,000	1,868,511
Fuji Kosan Co. Ltd.	8,900	56,121
FUJIFILM Holdings Corp.	32,500	872,363
Fujikura Kasei Co. Ltd.	8,100	50,019
Fujimori Kogyo Co. Ltd.	3,100	80,293
Fujishoji Co. Ltd.	10,700	118,382

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Fujitsu General Ltd.	42,000	$406,021
Fukuda Denshi Co. Ltd.	4,000	176,510
Fukuoka Financial Group, Inc.	32,000	131,444
Fukushima Industries Corp.	13,200	210,241
Funai Electric Co. Ltd.	6,800	67,804
Futaba Corp.	9,200	158,639
Fuyo General Lease Co. Ltd.	4,800	172,627
Gendai Agency, Inc.	9,600	55,213
Geo Holdings Corp.	20,000	176,284
Gree, Inc.(a)	45,000	497,459
Gunma Bank Ltd. (The)	124,000	674,434
Hachijuni Bank Ltd. (The)	96,000	545,545
Hamakyorex Co. Ltd.	1,900	51,160
Hankyu Hanshin Holdings, Inc.	59,000	320,966
Hazama Ando Corp.	53,100	198,561
Higashi-Nippon Bank Ltd. (The)	20,000	49,260
Higo Bank Ltd. (The)	71,000	378,252
HI-LEX Corp.	7,100	180,457
Hirano Tecseed Co. Ltd.	4,800	50,316
Hitachi Ltd.	966,000	7,150,389
Hogy Medical Co. Ltd.	1,200	61,496
Hokkoku Bank Ltd. (The)	30,000	104,952
Hoya Corp.	15,400	481,728
Hyakugo Bank Ltd. (The)	50,000	205,335
Hyakujushi Bank Ltd. (The)	50,000	171,309
Ichirokudo Co. Ltd.	7,500	32,775
Ichiyoshi Securities Co. Ltd.	13,300	177,542
Idemitsu Kosan Co. Ltd.	11,600	238,621
Imasen Electric Industrial	2,000	24,946
Inabata & Co. Ltd.	5,100	51,967
Infocom Corp.	7,400	60,154
Inpex Corp.	167,400	2,173,735
Isuzu Motors Ltd.	336,000	1,929,230
ITOCHU Corp.	59,900	700,856
Itochu-Shokuhin Co. Ltd.	1,200	41,053
Iwatsu Electric Co. Ltd.	50,000	44,016
Iyo Bank Ltd. (The)	68,000	649,097
Japan Airlines Co. Ltd.	21,600	1,063,035
Japan Digital Laboratory Co. Ltd.	19,100	274,932
Japan Foundation Engineering Co. Ltd.	15,500	51,353
Japan Petroleum Exploration Co.	18,000	599,313
Japan Tobacco, Inc.	4,800	150,660
J-COM Holdings Co. Ltd.	8,700	64,134
Juroku Bank Ltd. (The)	67,000	233,634
JVC Kenwood Corp.*	26,600	64,117
JX Holdings, Inc.	86,500	417,020
Kaga Electronics Co. Ltd.	4,800	66,374
Kagoshima Bank Ltd. (The)	79,000	500,536
Kaken Pharmaceutical Co. Ltd.	45,000	711,366
Kamei Corp.	8,000	59,807
Kamigumi Co. Ltd.	72,000	699,553
Kandenko Co. Ltd.	51,000	258,289
Kaneka Corp.	58,000	350,971
Kanematsu Corp.	209,000	323,995
Kanematsu Electronics Ltd.	6,000	84,352
Kato Sangyo Co. Ltd.	9,500	202,073
Kato Works Co. Ltd.	10,000	54,090
Kawagishi Bridge Works Co. Ltd.	9,000	29,416
KDDI Corp.	33,900	1,968,404
Keihin Corp.	15,700	229,201
Keiyo Bank Ltd. (The)	63,000	268,318

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Kenko Mayonnaise Co. Ltd.	5,500	$48,695
Kimoto Co. Ltd.	17,200	59,266
Kinden Corp.	51,000	493,451
Kinki Sharyo Co. Ltd. (The)	19,000	71,504
Komatsu Wall Industry Co. Ltd	2,700	51,821
Konaka Co. Ltd.	4,900	34,037
Konishi Co. Ltd.	13,400	237,131
Kura Corp.	3,900	78,191
Kuroda Electric Co. Ltd.	23,600	382,379
Kyoei Steel Ltd.	6,000	106,321
KYORIN Holdings, Inc.	8,000	152,478
Kyudenko Corp.	28,000	224,373
Lawson, Inc.	24,200	1,712,374
LEC, Inc.	4,900	53,327
Lintec Corp.	13,700	261,143
Lonseal Corp.*	46,000	68,948
Maeda Road Construction Co. Ltd.	17,000	236,651
Mars Engineering Corp.	3,600	67,799
Marubeni Corp.	171,000	1,147,948
Maruka Machinery Co. Ltd.	5,300	66,034
Matsuda Sangyo Co. Ltd.	10,600	128,095
Megachips Corp.	4,500	52,798
Meiko Network Japan Co. Ltd.	5,600	60,121
MID Reit, Inc., REIT	28	63,291
Ministop Co. Ltd.	6,400	103,503
Miraca Holdings, Inc.	23,900	1,046,976
Miraial Co. Ltd.	2,000	28,176
Mitani Corp.	5,200	116,109
Mitsubishi Corp.	27,600	511,975
Mitsubishi UFJ Financial Group, Inc.	246,900	1,359,625
Mitsuboshi Belting Co. Ltd.	7,000	39,690
Mitsui & Co. Ltd.	125,700	1,776,590
Mitsui Knowledge Industry Co. Ltd.	25,400	37,867
Mitsui Matsushima Co. Ltd.	102,000	156,974
Mitsui Mining & Smelting Co. Ltd.	133,000	306,993
Miyazaki Bank Ltd. (The)	11,000	33,479
Mochida Pharmaceutical Co. Ltd	6,600	472,588
Moonbat Co. Ltd.	19,000	37,346
Morita Holdings Corp.	23,000	196,194
Moshi Moshi Hotline, Inc.	28,800	264,359
Musashino Bank Ltd. (The)	3,200	106,057
Nabtesco Corp.	317,100	7,319,290
NAC Co. Ltd.	17,000	266,087
Nakayo Telecommunications, Inc.	13,000	41,244
Namco Bandai Holdings, Inc.	27,300	647,549
Namura Shipbuilding Co. Ltd.	33,900	317,073
Neturen Co. Ltd.	7,800	49,789
Nexon Co. Ltd	77,700	652,535
NHK Spring Co. Ltd	59,000	548,675
NIFTY Corp.	8,900	99,930
Nihon Parkerizing Co. Ltd.	8,000	184,688
Nippon Denko Co. Ltd.	50,000	133,228
Nippon Electric Glass Co. Ltd.	52,000	267,901
Nippon Hume Corp.	9,000	73,091
Nippon Konpo Unyu Soko Co. Ltd.	11,000	193,983
Nippon Pillar Packing Co. Ltd.	24,000	186,324
Nippon Piston Ring Co. Ltd.	31,000	53,275
Nippon Road Co. Ltd. (The)	14,000	63,869
Nippon Seiki Co. Ltd.	8,000	136,678
Nippon Seisen Co. Ltd.	12,000	47,856
Nippon Steel & Sumikin Texeng Co. Ltd.	47,000	163,215

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Nippon Synthetic Chemical Industry Co. Ltd. (The)	24,000	$172,637
Nippon Telegraph & Telephone Corp.	43,100	2,342,124
Nishi-Nippon City Bank Ltd. (The)	54,000	121,379
Nissan Chemical Industries Ltd.	30,000	449,101
Nissan Motor Co. Ltd.	829,100	7,390,039
Nisshin Fudosan Co.	19,600	72,998
Nissin Kogyo Co. Ltd.	14,800	275,784
Nitori Holdings Co. Ltd.	14,700	637,923
Nittetsu Mining Co. Ltd.	30,000	117,581
Nitto Denko Corp.	25,700	1,232,416
Nitto Kogyo Corp.	12,000	251,864
Nittoc Construction Co. Ltd.	14,600	53,638
Nittoku Engineering Co. Ltd.	8,500	68,180
NOF Corp.	52,000	376,109
Nojima Corp.	6,900	49,860
Nomura Real Estate Holdings, Inc.	24,100	461,451
North Pacific Bank Ltd.	36,900	149,547
NTT DoCoMo, Inc.	170,900	2,692,955
Ogaki Kyoritsu Bank Ltd. (The)	21,000	57,272
Ohara, Inc.	4,200	25,826
Ohsho Food Service Corp.	2,800	94,207
Oita Bank Ltd. (The)	52,000	202,020
Okinawa Cellular Telephone Co.	1,500	38,279
OKK Corp.	37,000	48,427
Otsuka Holdings Co. Ltd.	104,200	3,117,169
Otsuka Kagu Ltd.	5,600	49,570
Pacific Metals Co. Ltd.*	44,000	163,620
Pal Co. Ltd.	5,900	113,301
PanaHome Corp.	28,000	192,374
Piolax, Inc.	5,700	208,159
Press Kogyo Co. Ltd.	24,000	87,197
Renown, Inc.*	35,900	43,098
Resona Holdings, Inc.	144,600	698,784
Rhythm Watch Co. Ltd.	43,000	57,028
Ricoh Leasing Co. Ltd.	8,900	211,748
Right On Co. Ltd.	6,200	41,510
Riken Corp.	35,000	141,503
Riken Keiki Co. Ltd.	6,500	58,894
Roland Corp.	4,900	67,810
Sakai Chemical Industry Co. Ltd.	21,000	65,154
Sakata INX Corp.	7,000	66,372
San-A Co. Ltd.	14,800	436,583
San-Ai Oil Co. Ltd.	9,000	55,132
San-In Godo Bank Ltd. (The)	44,000	297,584
Sanki Engineering Co. Ltd.	22,000	139,116
Sanoh Industrial Co. Ltd.	6,900	43,229
Sanyo Housing Nagoya Co. Ltd.	4,700	44,939
Seino Holdings Co. Ltd.	47,000	448,418
Sekisui Chemical Co. Ltd.	611,000	6,345,996
Sekisui Jushi Corp.	21,000	284,354
Shaklee Global Group, Inc.*	1,000	20,743
Shiga Bank Ltd. (The)	14,000	75,975
Shima Seiki Manufacturing Ltd.	10,800	166,285
Shimachu Co. Ltd.	13,200	287,226
Shin-Etsu Polymer Co. Ltd.	39,600	148,309
Shinko Electric Industries Co. Ltd.	26,900	193,662
Showa Corp.	30,700	336,966
Showa Shell Sekiyu KK	49,500	441,993
Sinanen Co. Ltd.	14,000	53,549
Sinko Industries Ltd.	16,700	157,398

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Sintokogio Ltd.	5,800	$44,294
SKY Perfect JSAT Holdings, Inc.	36,600	196,168
Skymark Airlines, Inc.	37,800	106,239
SMC Corp.	35,100	9,257,028
SNT Corp.	11,900	45,099
Sodick Co. Ltd.	15,800	59,481
Sogo Medical Co. Ltd.	3,400	136,355
Sony Financial Holdings, Inc.	103,000	1,684,246
SRA Holdings, Inc.	5,700	76,574
St. Marc Holdings Co. Ltd.	3,000	147,501
Step Co. Ltd.	4,100	29,070
Studio Alice Co. Ltd.	7,900	99,539
Sumiken Mitsui Road Co. Ltd.	23,000	47,836
Sumitomo Bakelite Co. Ltd.	61,000	234,650
Sumitomo Densetsu Co. Ltd.	18,100	225,148
Sumitomo Forestry Co. Ltd.	28,900	290,004
Sumitomo Metal Mining Co. Ltd.	89,000	1,115,516
Sumitomo Mitsui Financial Group, Inc.	286,900	12,297,662
Sumitomo Seika Chemicals Co. Ltd.	50,000	336,603
Suzuki Motor Corp.	222,400	5,798,548
Tachi-S Co. Ltd.	6,500	106,825
Taihei Dengyo Kaisha Ltd.	15,000	92,835
Taiyo Holdings Co. Ltd.	2,600	76,875
Takamatsu Construction Group Co. Ltd.	2,200	39,061
Taka-Q Ltd.	16,500	36,836
Takara Standard Co. Ltd.	31,000	237,967
Takasago Thermal Engineering Co. Ltd.	16,000	164,052
Takeda Pharmaceutical Co. Ltd.	9,000	425,990
TBK Co. Ltd.	17,000	85,803
Tecmo Koei Holdings Co. Ltd.	22,600	305,916
Teikoku Sen-I Co. Ltd. (Class I Stock)	24,000	368,664
Tenma Corp.	4,100	56,732
TKC Corp.	5,000	99,376
TOA ROAD Corp.	29,000	115,118
Toagosei Co. Ltd.	101,000	431,347
Tobu Railway Co. Ltd.	73,000	352,476
Tocalo Co. Ltd.	6,000	95,078
Tochigi Bank Ltd. (The)	29,000	123,082
Tokai Carbon Co. Ltd.	41,000	138,930
Tokai Corp.	6,400	182,465
Tokai Rika Co. Ltd.	30,300	509,156
Token Corp.	850	38,614
Tokyo Energy & Systems, Inc.	8,000	38,894
Tokyo Ohka Kogyo Co. Ltd.	15,400	339,975
Tokyo Tekko Co. Ltd.	12,000	48,925
Tomoe Engineering Co. Ltd.	8,800	145,452
Toppan Forms Co. Ltd.	19,300	179,480
Toppan Printing Co. Ltd.	29,000	207,345
Topre Corp.	22,800	243,695
Topy Industries Ltd.	49,000	86,492
Towa Bank Ltd. (The)	51,000	49,944
Toyo Ink SC Holdings Co. Ltd.	39,000	157,358
Toyo Kohan Co. Ltd.	14,000	68,581
Toyo Machinery & Metal Co. Ltd.	11,900	66,282
Toyo Seikan Group Holdings Ltd.	24,800	402,470
Toyoda Gosei Co. Ltd.	15,300	292,905
Trancom Co. Ltd.	7,500	290,645
Transcosmos, Inc.*	12,500	258,861
Trusco Nakayama Corp.	11,400	262,778
TS Tech Co. Ltd.	29,800	902,229
Tsuruha Holdings, Inc.	5,400	532,003

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Unipres Corp.	19,100	$344,018
Universal Entertainment Corp.	7,100	129,529
Utoc Corp.	15,400	53,578
Valor Co. Ltd.	4,600	57,886
Vital KSK Holdings, Inc.	5,100	38,520
Wakita & Co. Ltd.	27,000	316,195
Warabeya Nichiyo Co. Ltd.	7,200	136,182
Welcia Holdings Co. Ltd.	11,800	665,999
West Japan Railway Co.	21,400	873,470
Wowow, Inc.	2,600	92,653
Yamaguchi Financial Group, Inc.	13,000	117,210
Yamanashi Chuo Bank Ltd. (The)	10,000	45,161
Yamazen Corp.	15,100	99,679
Yellow Hat Ltd.	7,600	152,345
Yodogawa Steel Works Ltd.	11,000	45,561
Yorozu Corp.	6,200	101,873
Zappallas, Inc.	10,900	80,048

		166,675,343

Kazakhstan
KazMunaiGas Exploration Production JSC, GDR, RegS	41,291	589,842

Liechtenstein
Verwaltungs-und Privat-Bank AG	458	47,222

Luxembourg
ArcelorMittal	20,756	334,985
Millicom International Cellular SA, SDR	3,699	376,751
SES SA	18,175	678,105

		1,389,841

Malaysia
APM Automotive Holdings Bhd	13,400	25,360
Berjaya Sports Toto Bhd	140,800	171,132
Land & General Bhd*	277,600	42,513
Mudajaya Group Bhd	238,500	197,378
Padini Holdings Bhd	192,100	112,395

		548,778

Mexico — 0.1%
America Movil SAB de CV (Class L Stock), ADR(a)	21,300	423,444
Consorcio ARA SAB de CV*	176,600	78,862
Grupo Financiero Banorte SAB de CV (Class O Stock)	428,033	2,894,645
Industrias Bachoco SAB de CV, ADR	5,100	222,615

		3,619,566

Netherlands — 0.6%
Aegon NV	74,106	682,602
Amsterdam Commodities NV	6,853	168,287
Delta Lloyd NV	18,511	513,163
Exact Holding NV	1,395	52,955
Fugro NV, CVA	19,068	1,171,604
Heineken Holding NV	5,341	344,872
ING Groep NV, CVA*	47,078	669,532
Koninklijke Ahold NV	73,588	1,477,923
Royal Dutch Shell PLC (Class A Stock), (XEQT)	270,781	9,894,046
Royal Dutch Shell PLC (Class A Stock), (XLON)	44,097	1,611,197
Royal Dutch Shell PLC (Class B Stock)	29,497	1,151,567

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Netherlands (cont’d.)
Sligro Food Group NV	3,060	$125,415
Unilever NV, CVA	85,800	3,529,368
VimpelCom Ltd., ADR	33,700	304,311
Wolters Kluwer NV	85,682	2,415,496
Ziggo NV	12,613	560,140

		24,672,478

New Zealand
Air New Zealand Ltd.	108,563	192,880
Kathmandu Holdings Ltd.*	61,467	208,634
New Zealand Oil & Gas Ltd.	45,904	30,480
Nuplex Industries Ltd.	29,578	88,888
Restaurant Brands New Zealand Ltd.	16,718	42,552
Skellerup Holdings Ltd.	27,563	42,596
SKY Network Television Ltd.	113,820	618,040
Warehouse Group Ltd. (The)	22,953	64,149

		1,288,219

Norway — 0.6%
DNB ASA	401,490	6,976,439
Fred Olsen Energy ASA	35,435	1,181,496
Gjensidige Forsikring ASA	31,142	632,305
Kongsberg Gruppen ASA	32,591	742,956
Leroy Seafood Group ASA	6,043	196,114
Petroleum Geo-Services ASA	48,717	592,721
Seadrill Ltd.	32,071	1,129,126
Songa Offshore SE*	39,749	18,521
Statoil ASA	322,149	9,089,345
Telenor ASA	164,270	3,635,760
TGS Nopec Geophysical Co. ASA	38,597	1,263,582
Yara International ASA	62,440	2,765,700

		28,224,065

Philippines
Aboitiz Power Corp.	89,400	74,209
Philippine Long Distance Telephone Co., ADR	5,100	311,202

		385,411

Poland — 0.2%
Asseco Poland SA	34,995	543,084
Enea SA	68,380	360,923
KGHM Polska Miedz SA	41,570	1,499,039
PGE SA	175,207	1,094,665
Polski Koncern Naftowy Orlen SA	16,011	228,970
Polskie Gornictwo Naftowe i Gazownictwo SA	303,610	445,963
Powszechny Zaklad Ubezpieczen SA	14,386	2,044,278
Synthos SA	239,774	387,233
Tauron Polska Energia SA	380,695	660,043

		7,264,198

Portugal
Portucel SA	229,776	1,045,573
Semapa-Sociedade de Investimento e Gestao	8,149	119,563

		1,165,136

Russia — 0.2%
CTC Media, Inc.	38,300	352,743
Federal Grid Co. Unified Energy System JSC, GDR, RegS*	89,656	98,218

	Shares	Value
COMMON STOCKS (Continued)
Russia (cont’d.)
Gazprom OAO, ADR	163,091	$1,267,217
Lukoil OAO, ADR	13,949	780,098
MegaFon OAO, GDR, RegS	13,964	392,631
MMC Norilsk Nickel OJSC, ADR	50,020	837,835
Mobile Telesystems OJSC, ADR	46,200	808,038
Rosneft OAO, GDR, RegS	111,000	728,160
RusHydro JSC, ADR	127,499	195,201
Sberbank of Russia, ADR(a)	398,945	3,897,693
Surgutneftegas OAO, ADR	94,993	691,549
Tatneft OAO, ADR	18,900	642,908

		10,692,291

Singapore — 0.3%
Boustead Singapore Ltd.	154,000	229,123
ComfortDelGro Corp. Ltd.	860,000	1,360,357
DBS Group Holdings Ltd.	508,000	6,545,093
Frasers Commercial Trust, REIT	39,000	38,973
Haw Par Corp. Ltd.	6,600	43,811
Hong Fok Corp. Ltd.	124,000	72,570
Hong Leong Finance Ltd.	24,000	52,278
Jardine Cycle & Carriage Ltd.	29,000	1,046,680
Lippo-Malls Indonesia Retail Trust, REIT	119,000	37,846
Mapletree Logistics Trust, REIT	300,000	249,410
Metro Holdings Ltd.	90,000	60,840
Oversea-Chinese Banking Corp. Ltd.	58,000	438,493
Pan-United Corp. Ltd.	238,000	198,965
Sembcorp Industries Ltd.	282,000	1,233,534
Singapore Exchange Ltd.	42,000	232,101
Singapore Telecommunications Ltd.	798,000	2,319,560
UMS Holdings Ltd.	104,000	66,174
UOL Group Ltd.	109,000	543,579

		14,769,387

South Africa — 0.2%
Gold Fields Ltd.	47,920	181,299
Gold Fields Ltd., ADR(a)	41,300	152,397
Harmony Gold Mining Co. Ltd., ADR(a)	54,600	166,530
Kumba Iron Ore Ltd.	27,686	992,079
Lewis Group Ltd.	31,069	170,896
MTN Group Ltd.	73,527	1,504,874
Netcare Ltd.	302,040	670,218
Raubex Group Ltd.	11,845	24,966
Reunert Ltd.	69,419	425,257
Sasol Ltd.	20,015	1,119,352
Sun International Ltd.	39,806	357,721
Telkom SA SOC Ltd.*	57,766	185,046
Truworths International Ltd.	50,116	367,165
Vodacom Group Ltd.	110,940	1,369,043
Wilson Bayly Holmes-Ovcon Ltd.	24,280	317,987

		8,004,830

South Korea — 0.3%
ASIA Holdings Co. Ltd.	588	69,199
AtlasBX Co. Ltd.	5,131	195,809
Bukwang Pharmaceutical Co. Ltd.	228	3,087
Chongkundang Holdings Corp.	3,580	191,510
CJ O Shopping Co. Ltd.	629	215,688
Daechang Forging Co. Ltd.	1,880	90,590
Daelim Industrial Co. Ltd.	4,006	326,782
Dongil Industries Co. Ltd.	1,090	53,133
Dongkook Industrial Co. Ltd.*	26,870	86,415

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
South Korea (cont’d.)
Dongsuh Co., Inc.	4,643	$69,044
Dongyang E&P, Inc.	8,974	151,898
DRB Holding Co. Ltd.	11,525	90,068
Global & Yuasa Battery Co. Ltd.	4,450	206,863
Husteel Co. Ltd.	3,150	60,045
Hyundai Hy Communications & Networks Co. Ltd.	8,180	40,098
Hyundai Mobis	4,523	1,341,968
Industrial Bank of Korea	9,810	124,761
INTOPS Co. Ltd.	5,130	106,101
Jinro Distillers Co. Ltd.	3,707	76,179
KB Financial Group, Inc.	16,300	571,919
Keyang Electric Machinery Co. Ltd.	17,420	55,736
Kia Motors Corp.	18,505	1,034,096
Korea United Pharm, Inc.	—	2
Korea Zinc Co. Ltd.	746	233,245
KT&G Corp.	15,566	1,172,387
Kyungdong Pharm Co. Ltd.	12,021	218,758
MegaStudy Co. Ltd.	2,461	164,909
Neowiz Holdings Corp.*	2,416	31,424
S&T Dynamics Co. Ltd.	14,630	167,375
Saeron Automotive Corp.	6,880	71,098
Samsung Electronics Co. Ltd.	3,167	4,003,637
SeAH Steel Corp.	531	53,790
Sebang Co. Ltd.	3,010	52,636
Sindoh Co. Ltd.	3,295	197,337
SK Holdings Co. Ltd.	2,882	523,416
Yoosung Enterprise Co. Ltd.	9,130	41,044
Youngone Holdings Co. Ltd.	1,490	93,075

		12,185,122

Spain — 0.2%
ACS Actividades de Construccion y Servicios SA	6,355	249,870
Bolsas y Mercados Espanoles SA	13,586	553,034
Duro Felguera SA	82,594	565,487
Enagas SA	35,340	1,075,058
Gas Natural SDG SA	49,607	1,395,623
Red Electrica Corp. SA	30,845	2,508,181

		6,347,253

Sweden — 0.4%
Axfood AB	13,036	721,056
Industrivarden AB (Class C Stock)(a)	43,796	849,073
Investment AB Oresund*	1,969	60,152
Investor AB (Class B Stock)	93,736	3,395,360
JM AB	20,810	683,374
Loomis AB (Class B Stock)	15,287	394,080
Modern Times Group AB (Class B Stock)	12,496	583,528
NCC AB (Class B Stock)	8,677	314,245
Nolato AB (Class B Stock)	13,693	344,699
Oriflame Cosmetics SA, SDR(a)	34,175	829,000
Securitas AB (Class B Stock)	41,091	475,888
Svenska Cellulosa AB SCA (Class B Stock)	211,803	6,237,841
Swedish Match AB	34,508	1,129,676
Telefonaktiebolaget LM Ericsson (Class B Stock)	116,756	1,557,215

		17,575,187

Switzerland — 1.6%
ABB Ltd.*	13,700	353,885

	Shares	Value
COMMON STOCKS (Continued)
Switzerland (cont’d.)
Adecco SA*	69,370	$5,773,404
APG SGA SA	150	50,902
Autoneum Holding AG*	1,662	382,528
Baloise Holding AG	3,542	445,870
BB Biotech AG*	5,517	971,221
Credit Suisse Group AG*	297,676	9,635,201
Helvetia Holding AG	1,415	725,932
Implenia AG*	6,158	460,169
Inficon Holding AG*	135	50,011
Kardex AG*	942	46,695
Nestle SA	155,870	11,732,281
Novartis AG	64,420	5,469,768
PSP Swiss Property AG*	7,892	741,752
Roche Holding AG	53,462	16,079,432
Swatch Group AG (The)	4,322	501,198
Swiss Re AG*	13,552	1,257,818
Swisscom AG	3,908	2,400,978
Syngenta AG	17,616	6,687,479
Valiant Holding AG	766	77,106
Vaudoise Assurances Holding SA (Class B Stock)	506	231,501
Vontobel Holding AG	1,977	78,201
Walter Meier AG*	2,440	142,141
WM Technologie AG*	2,440	57,961
Zurich Insurance Group AG*	23,624	7,255,279

		71,608,713

Taiwan — 0.3%
Accton Technology Corp.	135,000	75,511
Asia Cement China Holdings Corp.	150,500	119,329
Audix Corp.*	47,000	45,900
AV Tech Corp.	32,000	88,359
Capella Microsystems Taiwan, Inc.	37,000	138,352
Catcher Technology Co. Ltd.	179,000	1,299,695
China Ecotek Corp.	16,000	40,228
Chin-Poon Industrial Co.	121,000	220,673
Chipbond Technology Corp.	258,000	456,714
CviLux Corp.	33,000	42,862
Cyberlink Corp.	29,680	90,384
Draytek Corp.	51,000	50,853
Dynapack International Technology Corp.	55,000	145,486
Elan Microelectronics Corp.*	187,000	360,844
Far EasTone Telecommunications Co. Ltd.	315,000	666,791
Faraday Technology Corp.	228,000	331,170
Formosan Rubber Group, Inc.	92,000	90,126
Foxconn Technology Co. Ltd.	85,000	200,867
Gigabyte Technology Co. Ltd.	226,000	333,830
Great China Metal Industry	36,000	46,032
Greatek Electronics, Inc.*	315,000	334,331
Holiday Entertainment Co. Ltd.	56,000	69,770
Holtek Semiconductor, Inc.	169,000	346,328
Kung Long Batteries Industrial Co. Ltd.	63,000	212,458
Lumax International Corp.. Ltd.	97,000	245,039
Mirle Automation Corp.	195,000	205,152
New Era Electronics Co. Ltd.	56,000	77,675
Polytronics Technology Corp.	24,000	59,088
Pou Chen Corp.	319,000	451,432
Powertech Technology, Inc.*	242,000	366,627
Radiant Opto-Electronics Corp.	165,511	670,195
Realtek Semiconductor Corp.	172,730	521,672
Richtek Technology Corp.	68,000	406,253

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Taiwan (cont’d.)
Ruentex Industries Ltd.	99,000	$237,076
Sercomm Corp.	101,000	232,208
Shin Zu Shing Co. Ltd.	60,000	145,742
Silitech Technology Corp.	31,000	35,991
Simplo Technology Co. Ltd.	153,000	729,871
Sirtec International Co. Ltd.	79,000	154,121
Stark Technology, Inc.	56,000	58,865
Syncmold Enterprise Corp.	44,000	76,276
Taiwan Chinsan Electronic Industrial Co. Ltd.	118,000	238,291
Taiwan Surface Mounting Technology Co. Ltd.	54,000	80,246
Teco Electric and Machinery Co. Ltd.	147,000	164,509
Test Research, Inc.	176,282	286,451
TPK Holding Co. Ltd.	79,000	469,916
Transcend Information, Inc.	34,000	110,691
United Integrated Services Co. Ltd.	85,000	107,035
Vanguard International Semiconductor Corp.	685,000	1,024,178
Vivotek, Inc.	51,000	290,567
Ways Technical Corp. Ltd.	51,000	78,889
Zeng Hsing Industrial Co. Ltd.	46,000	246,888

		13,577,837

Thailand — 0.1%
Amata Corp. PCL*	136,100	62,297
BTS Group Holdings Pcl, NVDR*	726,700	188,562
Delta Electronics Thailand PCL, NVDR	457,400	834,157
PTT Exploration & Production PCL, NVDR	240,400	1,163,894
PTT PCL, NVDR	250,800	2,311,698
Thai Tap Water Supply PCL	334,700	100,298

		4,660,906

Turkey — 0.1%
EGE Seramik Sanayi Ve Ticaret A/S	54,280	67,773
Eregli Demir ve Celik Fabrikalari TAS	977,756	1,261,186
Gubre Fabrikalari TAS	96,272	170,066
Ipek Dogal Enerji Kaynaklari Ve Uretim A/S*	57,371	65,082
Is Gayrimenkul Yatirim Ortakligi A/S, REIT	158,504	96,240
Koza Altin Isletmeleri A/S	76,273	658,967
Koza Anadolu Metal Madencilik Isletmeleri A/S*	294,521	301,451
Sinpas Gayrimenkul Yatirim Ortakligi A/S, REIT	129,568	44,168
Tofas Turk Otomobil Fabrikasi A/S	35,964	204,273
Turk Hava Yollari A/S	—	1
Turk Telekomunikasyon A/S	162,638	451,473
Turk Traktor ve Ziraat Makineleri A/S	8,762	225,205
Turkcell Iletisim Hizmet A/S*	90,426	506,525
Turkiye Is Bankasi (Class C Stock)	117,637	261,189

		4,313,599

United Kingdom — 3.9%
Aberdeen Asset Management PLC	113,827	741,873
Afren PLC*	249,008	586,691
African Barrick Gold PLC	56,242	246,777
AMEC PLC	73,713	1,380,536
Amlin PLC	225,439	1,819,915
Anglo American PLC, (JSE)	36,201	921,315
Anglo American PLC, (XLON)	94,628	2,418,176
Anglo Pacific Group PLC	9,801	29,423
Antofagasta PLC	178,173	2,485,801

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
ARM Holdings PLC	16,311	$275,463
Ashmore Group PLC(a)	161,308	894,138
AstraZeneca PLC	207,181	13,430,839
Atrium European Real Estate Ltd.*	6,865	38,729
BAE Systems PLC	316,519	2,198,844
Barclays PLC	1,630,747	6,345,983
Beazley PLC	268,951	1,185,312
Berendsen PLC	10,549	196,775
Berkeley Group Holdings PLC	18,525	810,506
BG Group PLC	393,371	7,343,918
BHP Billiton PLC	309,878	9,568,559
BP PLC	461,596	3,708,925
British American Tobacco PLC	60,988	3,402,239
British Sky Broadcasting Group PLC	221,607	3,373,076
BT Group PLC	995,146	6,328,820
Capita PLC	357,639	6,539,374
Catlin Group Ltd.	146,846	1,317,299
Centrica PLC	568,292	3,126,411
Chesnara PLC	9,881	50,572
Cobham PLC	256,312	1,279,589
Compass Group PLC	10,743	164,032
Dart Group PLC	91,632	425,446
Debenhams PLC	113,570	151,410
Diageo PLC	224,920	6,985,768
EnQuest PLC*	256,114	529,779
Eros International PLC*	6,729	108,135
Fenner PLC	56,982	379,214
Ferrexpo PLC	95,896	247,516
GlaxoSmithKline PLC	186,163	4,964,065
Go-Ahead Group PLC	25,433	790,473
Greggs PLC	57,144	481,663
Halfords Group PLC	82,159	633,169
Highland Gold Mining Ltd.	116,875	139,533
Hilton Food Group Ltd.	7,603	63,947
Hiscox Ltd.	135,475	1,540,335
HSBC Holdings PLC, (QMTF)	1,223,470	12,388,065
HSBC Holdings PLC, (XHKG)	259,600	2,634,051
Imperial Tobacco Group PLC	45,926	1,857,125
International Consolidated Airlines Group SA*	127,488	889,621
Interserve PLC	47,712	583,236
JKX Oil & Gas PLC*(a)	216,992	222,480
Kazakhmys PLC	39,164	172,436
Ladbrokes PLC	163,736	368,839
Lancashire Holdings Ltd.	36,772	419,320
Legal & General Group PLC	652,658	2,228,240
Micro Focus International PLC	39,232	543,578
Millennium & Copthorne Hotels PLC	13,217	124,713
Mitie Group PLC	219,922	1,193,615
Moneysupermarket.com Group PLC	102,120	318,735
National Grid PLC	15,603	214,409
Pace PLC	44,135	331,641
Playtech PLC	38,376	433,241
Premier Farnell PLC	52,177	203,814
Premier Oil PLC	827,268	4,071,402
Prudential PLC	398,361	8,435,022
QinetiQ Group PLC	222,254	839,528
Reckitt Benckiser Group PLC	23,616	1,927,171
Resolution Ltd.	245,379	1,222,512
Royal Bank of Scotland Group PLC*	332,332	1,724,193
SABMiller PLC	6,809	340,463

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Sage Group PLC (The)	166,810	$1,163,466
Smith & Nephew PLC	58,575	889,625
Smiths Group PLC	84,332	1,791,846
Soco International PLC*	52,368	346,100
Spirent Communications PLC	120,192	198,072
SSE PLC	39,137	958,618
St. Ives PLC	41,234	136,447
Stagecoach Group PLC	41,179	271,255
Standard Chartered PLC	34,545	722,353
Standard Life PLC	270,314	1,703,031
Tate & Lyle PLC	153,175	1,705,984
Tesco PLC	516,644	2,548,134
Unilever PLC	78,290	3,348,410
Vodafone Group PLC	2,127,546	7,823,621
WH Smith PLC(a)	50,971	1,022,477
WPP PLC	230,786	4,768,496
WS Atkins PLC	51,543	1,197,078
Xchanging PLC	52,821	146,180

		174,079,006

United States — 1.8%
3M Co	9,265	1,256,890
Abbott Laboratories	12,331	474,867
AES Corp. (The)	58,164	830,582
Air Products & Chemicals, Inc.	3,181	378,666
American Electric Power Co., Inc.	6,636	336,180
Arch Capital Group Ltd.*	11,785	678,109
Archer-Daniels-Midland Co.	20,319	881,641
AT&T, Inc.	33,770	1,184,314
Automatic Data Processing, Inc.	4,910	379,347
Axis Capital Holdings Ltd.	19,336	886,556
Baxter International, Inc.	5,374	395,419
Becton, Dickinson and Co.	7,605	890,393
Bristol-Myers Squibb Co.	6,843	355,494
Bunge Ltd.	11,194	890,035
Cablevision Systems Corp. (Class A Stock)	52,983	893,823
Catamaran Corp.*	11,699	523,412
Caterpillar, Inc.	2,564	254,785
CenterPoint Energy, Inc.	37,443	887,025
CenturyLink, Inc.	26,872	882,476
Chevron Corp.	11,335	1,347,845
Cintas Corp.	14,917	889,202
Clorox Co. (The)	9,945	875,259
Coca-Cola Co. (The)	12,886	498,173
Colgate-Palmolive Co.	9,943	645,002
Comcast Corp. (Class A Stock)	24,172	1,209,083
Comcast Corp. (Special Class A Stock)	18,235	889,139
ConocoPhillips	2,889	203,241
Covidien PLC	5,718	421,188
Crown Holdings, Inc.*	20,086	898,648
CSX Corp.	8,857	256,587
Cummins, Inc.	1,390	207,096
Danaher Corp.	11,924	894,300
Deere & Co.	3,208	291,286
DENTSPLY International, Inc.	19,371	891,841
Dominion Resources, Inc.	5,603	397,757
Duke Energy Corp.	18,422	1,312,015
Eaton Corp. PLC	2,202	165,414
EI du Pont de Nemours & Co.(a)	3,157	211,835
Eli Lilly & Co.	5,940	349,628
Emerson Electric Co.	4,263	284,768

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Entergy Corp.	13,149	$879,011
Everest Re Group Ltd.	5,881	900,087
Exelon Corp.	8,776	294,523
Exxon Mobil Corp.	12,593	1,230,084
Fiserv, Inc.*	15,805	895,985
Frontier Communications Corp.	158,089	901,107
General Mills, Inc.	39,691	2,056,788
Henry Schein, Inc.*	7,542	900,289
Hess Corp.	10,679	885,076
Hewlett-Packard Co.	6,551	211,990
Illinois Tool Works, Inc.	3,783	307,671
Intel Corp.	56,166	1,449,644
International Business Machines Corp.	1,890	363,806
J.M. Smucker Co. (The)	9,115	886,343
Johnson & Johnson	21,360	2,098,193
Kellogg Co.	14,180	889,228
Kimberly-Clark Corp.	19,542	2,154,505
Laboratory Corp. of America Holdings*	8,948	878,783
Lockheed Martin Corp.	7,805	1,274,088
Lowe’s Cos., Inc.	8,486	414,965
McDonald’s Corp.	18,822	1,845,121
Medtronic, Inc.	7,162	440,749
Merck & Co., Inc.	11,371	645,532
Molson Coors Brewing Co. (Class B Stock)	15,081	887,668
Mondelez International, Inc. (Class A Stock)	12,133	419,195
Monsanto Co.	2,661	302,742
NextEra Energy, Inc.	9,889	945,586
NIKE, Inc. (Class B Stock)	4,953	365,829
Nordstrom, Inc.	14,175	885,229
Norfolk Southern Corp.	2,949	286,554
Occidental Petroleum Corp.	2,333	222,312
Omnicom Group, Inc.	12,134	880,928
PepsiCo, Inc.	19,109	1,595,601
Pfizer, Inc.	37,650	1,209,318
Philip Morris International, Inc.	3,258	266,732
PPG Industries, Inc.	1,664	321,917
Praxair, Inc.	2,914	381,647
Procter & Gamble Co. (The)	18,859	1,520,035
QUALCOMM, Inc.	4,753	374,822
Raytheon Co.	9,006	889,703
Republic Services, Inc.	25,850	883,036
Southern Co. (The)(a)	14,501	637,174
Synopsys, Inc.*	22,836	877,131
Target Corp.	7,832	473,914
Texas Instruments, Inc.	7,660	361,169
Time Warner Cable, Inc.	6,532	896,060
Torchmark Corp.	11,376	895,291
Transocean Ltd.	21,620	891,390
Travelers Cos., Inc. (The)	10,489	892,614
U.S. Bancorp	20,723	888,188
United Technologies Corp.	4,682	547,045
Verizon Communications, Inc., (NYSE)	5,679	270,150
Verizon Communications, Inc., (XLON)	2,848	135,793
Visa, Inc. (Class A Stock)	1,807	390,059
W.R. Berkley Corp.	20,199	840,682
Walgreen Co.	8,242	544,219
Wal-Mart Stores, Inc.	20,450	1,562,993
Waste Management, Inc.	21,412	900,803
Wells Fargo & Co.	17,836	887,163
Williams Cos., Inc. (The)	4,723	191,659
Windstream Holdings, Inc.	108,932	897,600

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Wisconsin Energy Corp.	19,075	$887,941
Yum! Brands, Inc.	5,454	411,177
Zoetis, Inc.	3,268	94,576

		77,216,534

TOTAL COMMON STOCKS (cost $947,570,594)		1,019,866,776

EXCHANGE TRADED FUNDS — 17.0%
Energy Select Sector SPDR Fund	750,426	66,832,940
iShares Core S&P 500 ETF(a)	1,514,667	285,014,889
iShares Core Total US Bond Market ETF	349,701	37,750,223
iShares iBoxx $ High Yield Corporate Bond Fund ETF(a)	400,009	37,756,850
SPDR Barclays High Yield Bond ETF(a)	2,192,732	90,581,759
SPDR S&P 500 ETF Trust(a)	1,244,792	232,825,896

TOTAL EXCHANGE TRADED FUNDS (cost $636,686,324)		750,762,557

PREFERRED STOCKS — 0.1%
Brazil — 0.1%
AES Tiete SA (PRFC)	61,000	484,989
Itausa - Investimentos Itau SA (PRFC)	110,600	449,907
Vale SA (PRFC)	129,800	1,618,925
Vale SA (PRFC), ADR	130,600	1,625,970

		4,179,791

Germany
Draegerwerk AG & Co. KGAA (PFRC)	5,187	638,084
KSB AG (PRFC)	248	155,154

		793,238

TOTAL PREFERRED STOCKS (cost $5,130,685)		4,973,029

	Units
RIGHTS*
Australia
Kingsgate Consolidated Ltd., expiring 04/09/14	16,557	—

Hong Kong
New World Development Co. Ltd., expiring 04/14/14.	75,667	15,848

Italy
Banco Popolare Societa Cooperativa,expiring 04/17/14	15,244	129,790

TOTAL RIGHTS (cost $65,627)		145,638

	Shares
UNAFFILIATED MUTUAL FUNDS — 11.0%
Aston Montag & Caldwell Growth Fund (Institutional Shares)*	3,647,347	101,906,861
Neuberger Berman Genesis Fund (Institutional Shares)*	2,913,840	178,181,321
T. Rowe Price Value Fund (Retail Shares)	5,939,557	207,884,498

TOTAL UNAFFILIATED MUTUAL FUNDS (cost $395,270,576)		487,972,680

	Units	Value
WARRANTS* — 0.1%
Netherlands
Idea Cellular Ltd., expiring 03/13/17 (cost $4,256,570)	2,601,855	$5,947,841

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 2.2%
Non-Residential Mortgage-Backed Securities — 2.2%
American Credit Acceptance Receivables Trust,
Series 2012-2, Class A, 144A
1.890%	07/15/16	426	427,062
Series 2012-3, Class A, 144A
1.640%	11/15/16	544	545,454
Series 2013-1, Class A, 144A
1.450%	04/16/18	923	926,575
American Express Credit Account Master Trust,
Series 2013-1, Class A
0.602%(c)	02/16/21	7,410	7,442,322
AmeriCredit Automobile Receivables Trust,
Series 2012-4, Class B
1.310%	11/08/17	1,105	1,112,227
Series 2012-5, Class B
1.120%	11/08/17	1,345	1,350,029
Series 2013-5, Class C
2.290%	11/08/19	4,095	4,111,835
Series 2014-1, Class C
2.150%	03/09/20	3,000	2,987,196
Barclays Dryrock Issuance Trust,
Series 2014-1, Class A
0.530%(c)	12/16/19	2,415	2,416,401
Carfinance Capital Auto Trust,
Series 2013-2A, Class A, 144A
1.750%	11/15/17	740	741,717
CarMax Auto Owner Trust,
Series 2013-4, Class D
2.600%	04/15/20	1,095	1,098,204
Chase Issuance Trust,
Series 2013-A8, Class A8
1.010%	10/15/18	3,420	3,418,399
Series 2014-A1, Class A
1.150%	01/15/19	2,375	2,374,976
Citibank Credit Card Issuance Trust,
Series 2014-A1, Class A1
2.880%	01/23/23	7,115	7,151,009
CLI Funding V LLC,
Series 2013-2A, Class NOTE, 144A
3.220%	06/18/28	1,723	1,707,434
Cronos Containers Program Ltd. (Bermuda),
Series 2012-2A, Class A, 144A
3.810%	09/18/27	2,720	2,745,889
Series 2013-1A, Class A, 144A
3.080%	04/18/28	1,581	1,558,204
Discover Card Execution Note Trust,
Series 2013-A5, Class A5
1.040%	04/15/19	2,360	2,362,509
DT Auto Owner Trust,
Series 2012-2A, Class D, 144A
4.350%	03/15/19	1,275	1,306,869

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Exeter Automobile Receivables Trust,
Series 2014-1A, Class A, 144A
1.290%	05/15/18	2,520	$2,523,155
Flagship Credit Auto Trust,
Series 2013-1, Class A, 144A
1.320%	04/16/18	2,911	2,912,542
Series 2013-2, Class A, 144A
1.940%	01/15/19	1,923	1,935,137
GE Capital Credit Card Master Note Trust,
Series 2012-7, Class A
1.760%	09/15/22	3,960	3,804,562
Global Container Assets Ltd. (Bermuda),
Series 2013-1A, Class A1, 144A
2.200%	11/05/28	2,111	2,108,733
Global SC Finance II SRL (Barbados),
Series 2013-1A, Class A, 144A
2.980%	04/17/28	5,981	5,884,728
Golden Credit Card Trust (Canada),
Series 2014-2A, Class A, 144A
0.685%(c)	03/15/21	2,295	2,295,000
Hertz Fleet Lease Funding LP,
Series 2013-3, Class A, 144A
0.707%(c)	12/10/27	2,565	2,570,494
Prestige Auto Receivables Trust,
Series 2014-1A, Class B, 144A
1.910%	04/15/20	1,830	1,821,106
Santander Drive Auto Receivables Trust,
Series 2013-3, Class C
1.810%	04/15/19	1,355	1,359,562
Series 2013-5, Class C
2.250%	06/17/19	5,030	5,082,211
Series 2014-1, Class C
2.360%	04/15/20	4,935	4,977,525
SNAAC Auto Receivables Trust,
Series 2012-1A, Class A, 144A
1.780%	06/15/16	6	6,384
TAL Advantage V LLC,
Series 2013-2A, Class A, 144A
3.550%	11/20/38	4,548	4,565,127
Series 2014-1A, Class A, 144A
3.510%	02/22/39	4,223	4,218,805
Textainer Marine Containers III Ltd. (Bermuda),
Series 2013-1A, Class A, 144A
3.900%	09/20/38	3,169	3,232,448
Wheels SPV LLC,
Series 2012-1, Class A2, 144A
1.190%	03/20/21	453	453,845

			95,535,675

Residential Mortgage-Backed Securities
Accredited Mortgage Loan Trust,
Series 2004-3, Class 2A5
1.264%(c)	10/25/34	681	651,125
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
Series T-15, Class A6
0.588%(c)	11/25/28	61	60,145

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Park Place Securities, Inc., Asset Backed Pass-Through Trust Certificates,
Series 2005-WHQ4, Class A2D
0.554%(c)	09/25/35	396	$391,636

			1,102,906

TOTAL ASSET-BACKED SECURITIES (cost $96,545,159)			96,638,581

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.5%
COMM Mortgage Trust,
Series 2014-TWC, Class A, 144A
1.004%(c)	02/13/32	2,165	2,166,360
Commercial Mortgage Pass-Through Certificates,
Series 2014-BBG, Class A, 144A
0.955%(c)	03/15/17	1,760	1,761,037
Extended Stay America Trust,
Series 2013-ESH7, Class A27, 144A
2.958%	12/05/31	1,830	1,815,642
Series 2013-ESH7, Class B7, 144A
3.604%	12/05/31	1,830	1,830,154
Federal Home Loan Mortgage Corp. Multi-Family Structure,
Series K037, Class X1, IO
2.150%(c)	01/25/24	26,980	2,071,848
Federal National Mortgage Assoc.,
Series 2014-M2, Class ASV1
1.916%	08/25/20	2,960	2,971,461
Series 2014-M5, Class A2
2.715%	02/25/22	2,075	2,031,427
FREMF Mortgage Trust,
Series 2012-K18, Class B
4.265%(c)	01/25/45	875	880,379
Series 2012-K22, Class B
3.687%(c)	08/25/45	1,345	1,295,018
Series 2012-K22, Class C
3.687%(c)	08/25/45	1,655	1,516,453
Series 2012-K706, Class B
4.023%(c)	11/25/44	3,805	3,936,440
Series 2012-K711, Class B
3.562%(c)	08/25/45	1,395	1,396,667
Series 2012-KF01, Class B
2.782%(c)	10/25/44	5,780	5,900,819
Series 2013-K712, Class B
3.367%(c)	05/25/45	2,635	2,600,537
Series 2013-KF02, Class B
3.158%(c)	12/25/44	5,379	5,481,322
Series 2014-K36, Class B
4.360%(c)	10/25/20	2,195	2,194,265
Series 2014-K37, Class B
4.713%(c)	01/25/24	1,210	1,229,832
Government National Mortgage Assoc.,
Series 2012-107, Class IO, IO
0.700%(c)	12/16/53	33,226	2,081,551
Series 2012-123, Class IO, IO
0.953%(c)	12/16/51	19,448	1,407,672
Series 2012-132, Class IO, IO
1.140%(c)	06/16/54	3,730	274,707
Series 2012-135, Class IO, IO
1.043%(c)	01/16/53	37,097	2,946,364

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2012-53, Class IO, IO
1.021%(c)	03/16/47		19,533	$1,317,658
Series 2012-70, Class IO, IO
0.963%(c)	08/16/52		17,507	1,127,544
Series 2012-152, Class IO, IO
0.750%(c)	01/15/54		14,060	945,518
Series 2014-47, Class 1A, IO
1.385%(c)	02/16/54		21,025	1,783,841
GP Portfolio Trust,
Series 2014-GPP, Class A, 144A
1.104%(c)	02/15/27		4,000	4,002,260
Hilton USA Trust,
Series 2013-HLF, Class AFL, 144A
1.158%(c)	11/05/30		1,855	1,856,165
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2014-FBLU, Class A, 144A
1.105%(c)	12/15/28		4,100	4,100,070
SCG Trust,
Series 2013-SRP1, Class A, 144A
1.555%(c)	11/15/26		1,300	1,302,153

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $64,363,183)				64,225,164

CORPORATE BONDS — 7.8%
Australia
BHP Billiton Finance USA Ltd.,
Gtd. Notes
5.000%	09/30/43	(a)	1,410	1,492,037

Belgium
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
5.375%	11/15/14		1,755	1,808,380

Brazil — 0.1%
Marfrig Holding Europe BV,
Gtd. Notes, 144A
9.875%	07/24/17		2,625	2,739,844
Odebrecht Offshore Drilling Finance Ltd.,
Sr. Sec’d. Notes, 144A
6.750%	10/01/22		2,924	3,033,198

				5,773,042

Canada — 1.1%
Agrium, Inc.,
Sr. Unsec’d. Notes
3.150%	10/01/22	(a)	1,045	987,019
Bank of Montreal,
Covered Bonds, 144A
1.950%	01/30/18	(a)	5,050	5,173,473
Bank of Nova Scotia,
Covered Bonds, 144A
1.950%	01/30/17	(a)	5,475	5,608,864
2.150%	08/03/16		4,620	4,766,315
Canadian Imperial Bank of Commerce,
Covered Bonds, 144A
2.750%	01/27/16	(a)	8,560	8,896,322

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Canada (cont’d.)
Cogeco Cable, Inc.,
Gtd. Notes, 144A
4.875%	05/01/20		2,090	$2,079,550
MEG Energy Corp.,
Gtd. Notes, 144A
7.000%	03/31/24	(a)	4,350	4,600,125
Rogers Communications, Inc.,
Sr. Unsec’d. Notes
5.000%	03/15/44	(a)	2,215	2,230,015
Toronto-Dominion Bank (The),
Covered Bonds, 144A
1.500%	03/13/17	(a)	12,580	12,740,445

				47,082,128

Chile
VTR Finance BV,
Sr. Sec’d. Notes, 144A
6.875%	01/15/24	(a)	800	832,000

China
CNOOC Finance 2013 Ltd.,
Gtd. Notes
3.000%	05/09/23	(a)	1,220	1,103,768

Denmark — 0.1%
Danske Bank A/S,
Sr. Unsec’d. Notes, 144A
3.875%	04/14/16		1,985	2,089,963

France — 0.3%
Electricite de France,
Sub. Notes, 144A
5.250%(c)	01/29/49		3,505	3,510,257
Societe Generale SA,
Sub. Notes, 144A
5.000%	01/17/24	(a)	8,775	8,744,533

				12,254,790

Germany — 0.3%
Deutsche Annington Finance BV,
Gtd. Notes, 144A
3.200%	10/02/17		3,525	3,617,997
FMS Wertmanagement AoeR,
Gov’t. Gtd. Notes
1.625%	11/20/18	(a)	4,995	4,962,567
Norddeutsche Landesbank Girozentrale,
Sec’d. Notes, 144A
0.875%	10/16/15		4,400	4,417,336
2.000%	02/05/19		1,800	1,784,844

				14,782,744

Ireland
XLIT Ltd.,
Gtd. Notes
5.750%	10/01/21		1,410	1,625,135

Luxembourg
ArcelorMittal,
Sr. Unsec’d. Notes
4.250%	02/25/15		1,270	1,296,987

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Mexico — 0.2%
Mexico Generadora de Energia S de RL,
Sr. Sec’d. Notes, 144A
5.500%	12/06/32		2,255	$2,215,538
Pemex Project Funding Master Trust,
Gtd. Notes
6.625%	06/15/35		4,165	4,623,150

				6,838,688

Netherlands — 0.3%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
Bank Gtd. Notes
3.875%	02/08/22	(a)	750	776,718
LYB International Finance BV,
Gtd. Notes
4.875%	03/15/44	(a)	4,435	4,426,995
Nederlandse Waterschapsbank NV,
Sr. Unsec’d. Notes, 144A
1.375%	05/16/14	(a)	5,930	5,936,227

				11,139,940

Norway — 0.2%
Eksportfinans ASA,
Sr. Unsec’d. Notes
3.000%	11/17/14	(a)	2,475	2,486,138
SpareBank 1 Boligkreditt A/S,
Covered Bonds, 144A
1.750%	11/15/20		7,695	7,397,127

				9,883,265

Panama
ENA Norte Trust,
Pass-Through Certificates, 144A
4.950%	04/25/28		1,096	1,097,177

Peru — 0.1%
BBVA Banco Continental SA,
Sr. Unsec’d. Notes, 144A
3.250%	04/08/18		1,680	1,688,400
Cementos Pacasmayo SAA,
Gtd. Notes, 144A
4.500%	02/08/23		1,725	1,619,344

				3,307,744

Russia — 0.1%
Gazprom OAO Via Gaz Capital SA,
Sr. Unsec’d. Notes, 144A
3.850%	02/06/20		2,400	2,250,000
Lukoil International Finance BV,
Gtd. Notes, 144A
4.563%	04/24/23	(a)	2,040	1,866,600

				4,116,600

Supranational Bank — 0.2%
Eurasian Development Bank,
Sr. Unsec’d. Notes, 144A
4.767%	09/20/22		440	413,600
5.000%	09/26/20		7,390	7,335,314

				7,748,914

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Sweden
Swedbank Hypotek AB,
Covered Bonds, 144A
2.375%	04/05/17	(a)	1,115	$1,150,245

Switzerland — 0.2%
Credit Suisse AG,
Covered Bonds, 144A
1.625%	03/06/15		2,385	2,411,784
Glencore Funding LLC,
Gtd. Notes, 144A
4.125%	05/30/23	(a)	3,670	3,505,162
UBS AG,
Covered Bonds, 144A
2.250%	03/30/17		2,790	2,871,061

				8,788,007

United Kingdom — 0.8%
Abbey National Treasury Services PLC,
Bank Gtd. Notes
3.050%	08/23/18	(a)	1,780	1,832,627
Barclays Bank PLC,
Sr. Unsec’d. Notes
6.750%	05/22/19		1,800	2,159,642
HSBC Holdings PLC,
Sr. Unsec’d. Notes
4.000%	03/30/22	(a)	2,995	3,110,382
Sub. Notes
5.250%	03/14/44	(a)	2,310	2,335,770
Rio Tinto Finance USA PLC,
Gtd. Notes
2.250%	12/14/18		3,590	3,589,706
3.500%	03/22/22	(a)	2,210	2,210,838
Royal Bank of Scotland PLC (The),
Bank Gtd. Notes
4.375%	03/16/16		8,750	9,302,064
Standard Chartered PLC,
Sub. Notes, 144A
5.700%	03/26/44		6,750	6,686,550
UBM PLC,
Notes, 144A
5.750%	11/03/20		1,395	1,494,861
WPP Finance UK,
Gtd. Notes
8.000%	09/15/14		1,005	1,037,823

				33,760,263

United States — 3.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.900%	11/06/22		1,070	1,030,069
Aircastle Ltd.,
Sr. Unsec’d. Notes
6.750%	04/15/17		1,565	1,739,106
Alexandria Real Estate Equities, Inc.,
Gtd. Notes, REIT
3.900%	06/15/23		1,700	1,641,870
Ally Financial, Inc.,
Gtd. Notes
3.500%	07/18/16	(a)	1,160	1,194,800

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Altria Group, Inc.,
Gtd. Notes
4.000%	01/31/24		1,720	$1,723,259
9.950%	11/10/38		2,847	4,567,957
American Axle & Manufacturing, Inc.,
Gtd. Notes
7.750%	11/15/19		1,635	1,888,425
Apple, Inc.,
Sr. Unsec’d. Notes
2.400%	05/03/23	(a)	3,215	2,981,199
APX Group, Inc.,
Sr. Sec’d. Notes
6.375%	12/01/19	(a)	855	872,100
AutoZone, Inc.,
Sr. Unsec’d. Notes
2.875%	01/15/23	(a)	1,035	963,713
Bank of America Corp.,
Sr. Unsec’d. Notes
5.625%	07/01/20		1,720	1,957,271
Sr. Unsec’d. Notes, MTN
1.104%(c)	04/01/19		4,960	4,955,189
3.300%	01/11/23	(a)	7,610	7,336,717
Boston Properties LP,
Sr. Unsec’d. Notes, REIT
3.125%	09/01/23		1,080	1,013,399
Boston Scientific Corp.,
Sr. Unsec’d. Notes
2.650%	10/01/18		1,845	1,858,926
4.125%	10/01/23	(a)	1,845	1,870,666
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
1.100%	05/29/15		815	820,531
1.375%	05/20/14		1,160	1,161,646
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc.,
Gtd. Notes
6.625%	11/15/19		1,595	1,654,813
Chevron Corp.,
Sr. Unsec’d. Notes
3.191%	06/24/23		2,475	2,444,998
CIT Group, Inc.,
Sr. Unsec’d. Notes
4.250%	08/15/17	(a)	2,500	2,618,750
Citigroup, Inc.,
Sub. Notes
6.675%	09/13/43	(a)	1,605	1,879,457
CMS Energy Corp.,
Sr. Unsec’d. Notes
4.875%	03/01/44		1,620	1,650,500
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
1.800%	09/01/16		1,380	1,412,884
Delphi Corp.,
Gtd. Notes
4.150%	03/15/24		2,290	2,287,236
Digital Realty Trust LP,
Gtd. Notes, REIT
5.250%	03/15/21	(a)	880	925,191
5.875%	02/01/20	(a)	1,019	1,115,637

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
5.150%	03/15/42		4,920	$4,651,324
DuPont Fabros Technology LP,
Gtd. Notes, REIT
5.875%	09/15/21		2,160	2,284,200
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
4.150%	10/01/20	(a)	3,795	3,916,303
Express Scripts Holding Co.,
Gtd. Notes
6.125%	11/15/41		810	959,804
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
1.700%	05/09/16		2,280	2,305,458
4.250%	02/03/17		1,715	1,841,416
5.000%	05/15/18	(a)	2,045	2,257,126
General Electric Co.,
Sr. Unsec’d. Notes
4.500%	03/11/44		3,160	3,209,021
General Motors Co.,
Sr. Unsec’d. Notes, 144A
3.500%	10/02/18		1,665	1,696,219
General Motors Financial Co., Inc.,
Gtd. Notes
4.750%	08/15/17	(a)	600	641,250
George Washington University (The),
Bonds
3.485%	09/15/22		1,275	1,243,987
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
4.000%	03/03/24	(a)	4,530	4,509,918
Sr. Unsec’d. Notes, MTN
1.833%(c)	11/29/23		4,375	4,472,794
Health Care REIT, Inc.,
Sr. Unsec’d. Notes, REIT
4.125%	04/01/19		2,600	2,754,651
Hornbeck Offshore Services, Inc.,
Gtd. Notes
5.000%	03/01/21	(a)	1,135	1,115,137
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes, 144A
4.875%	03/15/19		1,735	1,765,363
ING US, Inc.,
Gtd. Notes
5.500%	07/15/22	(a)	3,275	3,673,607
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.250%	09/23/22	(a)	1,970	1,940,629
4.850%	02/01/44	(a)	4,465	4,552,719
JPMorgan Chase Bank NA,
Sub. Notes
6.000%	10/01/17		2,975	3,388,876
Kroger Co. (The),
Sr. Unsec’d. Notes
5.000%	04/15/42		1,435	1,440,094
5.150%	08/01/43		940	967,750

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Leucadia National Corp.,
Sr. Unsec’d. Notes
5.500%	10/18/23		2,745	$2,859,837
Lorillard Tobacco Co.,
Gtd. Notes
8.125%	06/23/19	(a)	1,710	2,113,651
Macy’s Retail Holdings, Inc.,
Gtd. Notes
2.875%	02/15/23	(a)	1,910	1,788,394
6.700%	07/15/34		1,390	1,687,675
MidAmerican Energy Holdings Co.,
Sr. Unsec’d. Notes
5.750%	04/01/18	(a)	1,160	1,320,386
Morgan Stanley,
Sr. Unsec’d. Notes
3.750%	02/25/23	(a)	2,900	2,881,617
6.375%	07/24/42		1,240	1,512,640
NCR Corp.,
Sr. Unsec’d. Notes, 144A
6.375%	12/15/23	(a)	1,310	1,391,875
Nisource Finance Corp.,
Gtd. Notes
4.800%	02/15/44		1,260	1,206,737
Noble Energy, Inc.,
Sr. Unsec’d. Notes
4.150%	12/15/21		1,470	1,548,726
6.000%	03/01/41		595	679,951
Nordstrom, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	01/15/44		4,095	4,284,734
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	10/15/22		2,195	2,064,626
PVH Corp.,
Sr. Unsec’d. Notes
4.500%	12/15/22	(a)	1,390	1,372,625
Reynolds American, Inc.,
Gtd. Notes
3.250%	11/01/22		1,780	1,674,626
Rowan Cos., Inc.,
Gtd. Notes
5.400%	12/01/42		2,380	2,271,151
5.850%	01/15/44		1,940	1,970,986
SLM Corp.,
Sr. Unsec’d. Notes, MTN
6.000%	01/25/17		1,930	2,103,700
Terex Corp.,
Gtd. Notes
6.500%	04/01/20	(a)	770	837,375
Tyson Foods, Inc.,
Gtd. Notes
4.500%	06/15/22	(a)	850	886,668
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	11/01/20		1,670	1,845,350
Valero Energy Corp.,
Gtd. Notes
4.500%	02/01/15		315	325,180

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
6.550%	09/15/43		7,145	$8,695,001
WellPoint, Inc.,
Sr. Unsec’d. Notes
4.650%	01/15/43		2,200	2,129,961
Williams Partners LP,
Sr. Unsec’d. Notes
5.400%	03/04/44	(a)	2,260	2,319,049
Yum! Brands, Inc.,
Sr. Unsec’d. Notes
6.875%	11/15/37		106	128,235

				163,054,711

Venezuela — 0.1%
Petroleos de Venezuela SA,
Sr. Unsec’d. Notes
4.900%	10/28/14		3,250	3,103,750

TOTAL CORPORATE BONDS (cost $339,299,487)				344,130,278

FOREIGN GOVERNMENT BONDS — 0.5%
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
5.625%	02/26/44		4,400	4,593,600
Ecuador Government International Bond (Ecuador),
Notes, 144A
9.375%	12/15/15		1,105	1,169,090
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes, 144A
5.500%	12/11/42		1,290	1,196,475
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.300%	04/29/53		880	720,500
7.125%	01/29/26		3,530	4,359,550
Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
4.000%	01/22/24		6,225	6,257,681
Province of Manitoba (Canada),
Unsec’d. Notes
9.625%	12/01/18		1,170	1,514,711
Province of New Brunswick (Canada),
Sr. Unsec’d. Notes
2.750%	06/15/18		2,230	2,313,937

TOTAL FOREIGN GOVERNMENT BONDS (cost $21,719,024)				22,125,544

MUNICIPAL BONDS — 0.9%
California — 0.1%
State of California,
General Obligation Unlimited,
5.000%	02/01/43		2,500	2,653,775
University of California,
Revenue Bonds,
5.000%	05/15/38		1,445	1,574,067

				4,227,842

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
Florida — 0.5%
County of Miami-Dade,
Revenue Bonds,
5.000%	07/01/42	7,225	$7,598,316
Orlando-Orange County Expressway Authority,
Revenue Bonds,
5.000%	07/01/35	4,275	4,541,375
State Board of Administration Finance Corp.,
Revenue Bonds,
2.995%	07/01/20	7,695	7,666,529

			19,806,220

Georgia
Municipal Electric Authority of Georgia,
BABs, Revenue Bonds,
6.637%	04/01/57	1,195	1,362,300

Illinois
Chicago O’Hare International Airport,
Revenue Bonds,
5.000%	01/01/44	1,855	1,906,476

New York — 0.1%
Metropolitan Transportation Authority,
Revenue Bonds,
5.000%	11/15/43	1,150	1,208,201
New York State Thruway Authority,
Revenue Bonds,
5.000%	01/01/41	2,450	2,581,271

			3,789,472

Ohio — 0.1%
American Municipal Power, Inc.,
BABs, Revenue Bonds,
8.084%	02/15/50	265	384,192
Revenue Bonds,
5.000%	02/15/42	1,125	1,165,657
Ohio State Turnpike Commission,
Revenue Bonds,
5.250%	02/15/39	570	619,197

			2,169,046

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission,
Revenue Bonds,
5.000%	12/01/43	1,560	1,640,496
Philadelphia Authority for Industrial Development,
Revenue Bonds,
3.964%	04/15/26	2,720	2,611,798

			4,252,294

TOTAL MUNICIPAL BONDS (cost $36,659,297)			37,513,650

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.0%
Federal Home Loan Mortgage Corp.,
Series 4097, Class VA
3.500%	08/15/25	3,451	3,571,938
Series 4229, Class MA
3.500%	05/15/41	9,399	9,787,433
Series 4297, Class VA
3.000%	06/15/25	3,274	3,286,706

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2646, Class SH
13.544%(c)	07/15/33	3	$2,754
Series 3792, Class DS, IO
6.418%(c)	11/15/40	4,320	497,726
Series 3792, Class SP, IO
6.418%(c)	06/15/39	9,984	946,234
Series 4170, Class QI, IO
3.000%	05/15/32	5,987	764,787
Series 4192, Class US
5.181%(c)	03/15/43	3,163	2,566,889
Federal National Mortgage Assoc.,
Series 2013-100, Class AP
3.500%	01/25/42	937	967,583
Series 2013-100, Class KP
3.500%	11/25/41	3,459	3,590,253
Series 2013-114, Class AB
3.000%	01/25/43	1,491	1,521,230
Series 2012-111, Class HS
3.518%(c)	10/25/42	1,770	1,239,869
Series 2012-128, Class HS
5.732%(c)	11/25/42	2,851	2,070,144
Series 2012-134, Class IL, IO
3.500%	12/25/32	1,847	338,509
Series 2012-137, Class US
5.181%(c)	12/25/42	661	526,736
Series 2012-150, Class DS
5.732%(c)	01/25/43	2,535	2,069,966
Series 2013-51, Class GI, IO
3.000%	05/25/33	5,707	770,099
Series 2013-93, Class MP
3.000%	08/25/42	2,637	2,714,453
Series 2013-93, Class WA
3.000%	08/25/42	3,524	3,649,332
Impac Secured Assets Trust,
Series 2006-1, Class 2A2
0.594%(c)	05/25/36	898	875,610
Series 2006-2, Class 2A1
0.534%(c)	08/25/36	19	18,825
Opteum Mortgage Acceptance Corp.,
Series 2005-3, Class APT
0.474%(c)	07/25/35	1,657	1,584,213
Thornburg Mortgage Securities Trust,
Series 2005-1, Class A3
2.248%(c)	04/25/45	2,302	2,318,656
Wells Fargo Mortgage-Backed Securities Trust,
Series 2006-16, Class A5
5.000%	11/25/36	569	587,542

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $48,711,933)			46,267,487

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.4%
Federal Home Loan Mortgage Corp.
1.140%	10/15/18	7,185	6,977,713
3.000%	01/01/43-03/01/43	12,653	12,217,185
Federal National Mortgage Assoc.
2.630%	10/10/24	6,965	6,439,421

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.000%	04/01/43-08/01/43		45,181	$43,664,676
3.247%(c)	06/01/42		1,924	1,990,758
4.000%	01/01/44		14,429	14,998,611
4.500%	10/01/40-12/01/43		55,513	59,241,461
Government National Mortgage Assoc.
4.000%	03/20/42		486	510,727
4.500%	07/20/41		463	500,250
5.500%	02/20/34-01/15/37		1,109	1,248,368
6.000%	12/15/38		414	470,321

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $149,511,291)				148,259,491

U.S. TREASURY OBLIGATIONS — 2.6%
U.S. Treasury Notes
0.250%	01/15/15-04/15/16	(a)	21,230	21,212,859
0.375%	06/30/15-03/15/16		11,060	11,074,953
0.625%	04/30/18		47,090	45,614,764
0.750%	03/15/17		2,990	2,978,787
1.375%	07/31/18-09/30/18		5,310	5,277,342
1.500%	08/31/18-02/28/19	(a)	2,907	2,886,553
2.500%	08/15/23		3,760	3,706,243
2.750%	11/15/23-02/15/24	(a)	23,775	23,846,514

TOTAL U.S. TREASURY OBLIGATIONS (cost $116,613,390)				116,598,015

TOTAL LONG-TERM INVESTMENTS (cost $2,862,403,140)				3,145,426,731

			Shares
SHORT-TERM INVESTMENT — 38.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,703,847,978; includes $386,001,375 of cash collateral for securities on loan)(b)(w)			1,703,847,978	1,703,847,978

TOTAL INVESTMENTS — 109.7% (cost $4,566,251,118)				4,849,274,709
Liabilities in excess of other assets(x) — (9.7)%				(430,092,404)

NET ASSETS — 100.0%				$4,419,182,305

The following abbreviations are used in the Portfolio descriptions:
144A

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

ADR	American Depositary Receipt
ASX	Australian Securities Exchange
BABs	Build America Bonds
CVA	Certificate Van Aandelen (Bearer)
ETF	Exchange Traded Fund
FREMF	Freddie Mac Mortgage Trust
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
IO	Interest Only
JSE	Johannesburg Stock Exchange
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NVDR	Non-voting Depositary Receipt
NYSE	New York Stock Exchange
PRFC	Preference Shares
QMTF	Quote Multilateral Trading Facility
REIT	Real Estate Investment Trust
SDR	Sweden Depositary Receipts
SPDR	Standard & Poor’s Depository Receipts
STOXX	Stock Index of Eurozone
TSX	Toronto Stock Exchange
UTS	Units Trust Security
XEQT	Equiduct Stock Exchange
XHKG	Hong Kong Stock Exchange
XLON	London Stock Exchange
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
TRY	Turkish Lira
ZAR	South African Rand
*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $377,340,617; cash collateral of $386,001,375 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2014.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Financial futures contracts open at March 31, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions:
117	2 Year U.S. Treasury Notes	Jun. 2014	$25,728,531	$25,688,813	$(39,718)
610	5 Year U.S. Treasury Notes	Jun. 2014	72,914,063	72,561,406	(352,657)
237	10 Year U.S. Treasury Notes	Jun. 2014	29,374,671	29,269,500	(105,171)
169	20 Year U.S. Treasury Bonds	Jun. 2014	22,311,422	22,513,969	202,547
1,796	Euro STOXX 50	Jun. 2014	73,904,937	76,702,440	2,797,503
213	Nikkei 225 Index	Jun. 2014	31,187,996	30,603,982	(584,014)
1,692	Russell 2000 Mini Index	Jun. 2014	200,916,540	198,048,600	(2,867,940)
8,366	S&P 500 E-Mini	Jun. 2014	770,431,478	779,962,180	9,530,702
885	S&P/TSX 60 Index	Jun. 2014	130,179,254	130,968,792	789,538

					9,370,790

Short Positions:
7	90 Day Euro Dollar	Dec. 2014	1,738,704	1,744,400	(5,696)
7	90 Day Euro Dollar	Mar. 2015	1,735,738	1,742,300	(6,562)
7	90 Day Euro Dollar	Jun. 2015	1,731,888	1,738,713	(6,825)
7	90 Day Euro Dollar	Sep. 2015	1,724,975	1,734,513	(9,538)
7	90 Day Euro Dollar	Dec. 2015	1,720,075	1,729,788	(9,713)
7	90 Day Euro Dollar	Mar. 2016	1,714,825	1,724,625	(9,800)
7	90 Day Euro Dollar	Jun. 2016	1,709,575	1,719,288	(9,713)
7	90 Day Euro Dollar	Sep. 2016	1,705,988	1,714,125	(8,137)
804	5 Year U.S. Treasury Notes	Jun. 2014	96,249,486	95,638,312	611,174
94	30 Year U.S. Ultra Treasury Bonds	Jun. 2014	13,262,315	13,580,063	(317,748)
929	ASX SPI 200 Index	Jun. 2014	115,104,055	116,159,462	(1,055,407)
1,181	FTSE 100 Index.	Jun. 2014	129,536,611	128,834,395	702,216

					(125,749)

					$9,245,041

(1)	Cash of $78,846,426 has been segregated to cover requirement for open futures contracts as of March 31, 2014.

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2014:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 06/26/14	Westpac Banking Corp.	AUD	14,408	$12,944,839	$13,281,985	$337,146
British Pound,
Expiring 06/26/14	JPMorgan Chase	GBP	9,574	15,782,358	15,950,778	168,420
Indian Rupee,
Expiring 06/26/14	Standard Chartered Bank	INR	2,666,600	42,816,313	43,721,383	905,070
Japanese Yen,
Expiring 06/26/14	Royal Bank of Scotland	JPY	3,107,232	30,362,743	30,118,346	(244,397)
Expiring 06/26/14	JPMorgan Chase	JPY	150,437	1,472,159	1,458,183	(13,976)

				$103,378,412	$104,530,675	$1,152,263

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
British Pound,
Expiring 06/26/14	HSBC Bank	GBP	77,562	$127,917,422	$129,222,295	$(1,304,873)
Canadian Dollar,
Expiring 06/26/14	Royal Bank of Canada	CAD	22,049	19,526,821	19,903,377	(376,556)
Expiring 06/26/14	Toronto Dominion	CAD	120,569	106,970,864	108,835,745	(1,864,881)
Euro,
Expiring 06/26/14	Royal Bank of Scotland	EUR	31,426	43,308,579	43,288,678	19,901
Japanese Yen,
Expiring 06/26/14	Citibank	JPY	5,933,537	57,497,185	57,513,670	(16,485)
Expiring 06/26/14	Royal Bank of Scotland	JPY	3,107,232	30,109,712	30,118,345	(8,633)
Expiring 06/26/14	Commonwealth Bank of Australia	JPY	150,437	1,470,030	1,458,183	11,847
Norwegian Krone,
Expiring 06/26/14	UBS AG	NOK	101,150	16,626,832	16,835,294	(208,462)
South African Rand,
Expiring 06/26/14	HSBC Bank	ZAR	46,054	4,148,795	4,314,671	(165,876)
Expiring 06/26/14	Barclays Bank PLC	ZAR	15,878	1,478,798	1,487,538	(8,740)
Swiss Franc,
Expiring 06/26/14	Credit Suisse First Boston Corp.	CHF	13,384	15,161,762	15,150,340	11,422
Turkish Lira,
Expiring 06/26/14	BNP Paribos	TRY	2,357	1,022,509	1,073,838	(51,329)

				$425,239,309	$429,201,974	$(3,962,665)

Cross currency exchange contracts outstanding at March 31, 2014:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation	Counterparty
06/26/14	Buy	NZD	101,761	AUD	96,053	$864,691	Westpac Banking Corp.

Total Return swap agreements outstanding at March 31, 2014:

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
			Pay or receive based on STOXX
JPMorgan Chase	05/01/15	34	Europe 600 Oil and Gas	$277,500	$—	$277,500
			Pay or receive based on STOXX
JPMorgan Chase	05/01/15	34	Europe 600 Oil and Gas	24,577	—	24,577

				$302,077	$—	$302,077

# Notional amount is shown in U.S. dollars unless otherwise stated.

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$638,409	$34,777,724	$234,913
Austria	274,700	6,524,594	—
Belgium	333,841	7,315,002	—
Brazil	5,277,969	—	—
Cambodia	—	486,491	—
Canada	39,810,897	—	—
Chile	166,878	—	—
China	1,546,168	16,883,027	196,932
Colombia	259,343	—	—
Cyprus	279,633	—	—
Czech Republic	205,362	1,079,200	—
Denmark	1,079,960	6,842,440	—
Egypt	—	447,771	—
Finland	567,443	16,056,335	—
France	1,911,319	79,160,684	—
Germany	906,402	56,346,306	—
Greece	—	704,280	—
Guernsey	129,464	—	—
Hong Kong	12,932,415	25,108,912	—
Hungary	—	1,812,255	—
India	—	641,444	—
Indonesia	—	3,043,317	—
Ireland	905,344	5,532,032	—
Israel	10,327,297	9,488,874	—
Italy	2,087,551	16,643,084	—
Japan	100,791	166,574,552	—
Kazakhstan	589,842	—	—
Liechtenstein	47,222	—	—
Luxembourg	—	1,389,841	—
Malaysia	25,360	523,418	—
Mexico	3,619,566	—	—
Netherlands	598,013	24,074,465	—
New Zealand	—	1,288,219	—
Norway	761,477	27,462,588	—
Philippines	311,202	74,209	—
Poland	—	7,264,198	—
Portugal	1,165,136	—	—
Russia	10,692,291	—	—
Singapore	96,089	14,234,805	438,493
South Africa	343,893	7,660,937	—
South Korea	71,098	12,114,024	—
Spain	—	6,347,253	—
Sweden	721,056	16,854,131	—
Switzerland	243,054	71,307,698	57,961
Taiwan	409,896	13,167,941	—
Thailand	—	4,660,906	—
Turkey	—	4,313,599	—
United Kingdom	6,758,728	167,320,278	—
United States	76,325,144	891,390	—
Exchange Traded Funds	750,762,557	—	—
Preferred Stocks:
Brazil	4,179,791	—	—
Germany	—	793,238	—

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Level 1	Level 2	Level 3
Rights:
Australia	$—	$—	$—
Hong Kong	—	15,848	—
Italy	129,790	—	—
Unaffiliated Mutual Funds	487,972,680	—	—
Warrants:
Netherlands	—	5,947,841	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	95,535,675	—
Residential Mortgage-Backed Securities	—	1,102,906	—
Commercial Mortgage-Backed Securities	—	62,441,323	1,783,841
Corporate Bonds	—	344,130,278	—
Foreign Government Bonds	—	22,125,544	—
Municipal Bonds	—	37,513,650	—
Residential Mortgage-Backed Securities	—	46,267,487	—
U.S. Government Agency Obligations	—	148,259,491	—
U.S. Treasury Obligations	—	116,598,015	—
Affiliated Money Market Mutual Fund	1,703,847,978	—	—
Other Financial Instruments*
Futures	9,245,041	—	—
Foreign Forward Currency Contracts	—	(1,945,711)	—
Total Return Swaps	—	302,077	—

Total	$3,138,658,090	$1,715,505,886	$2,712,140

*  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2014 were as follows:

Affiliated Money Market Mutual Fund (8.7% represents investments purchased with collateral from securities on loan)	38.5%
Exchange Traded Funds	17.0
Unaffiliated Mutual Funds	11.0
Banks	6.2
U.S. Government Agency Obligations	3.4
U.S. Treasury Obligations	2.6
Oil, Gas & Consumable Fuels	2.4
Non-Residential Mortgage-Backed Securities	2.2
Pharmaceuticals	2.1
Insurance	1.5
Commercial Mortgage-Backed Securities	1.5
Metals & Mining	1.2
Residential Mortgage-Backed Securities	1.1
Diversified Telecommunication Services	1.0
Media	0.9
Chemicals	0.9
Municipal Bonds	0.9
Food Products	0.8
Wireless Telecommunication Services	0.8
Machinery	0.7
Automobiles	0.6
Electric Utilities	0.5
Auto Components	0.5
Foreign Government Bonds	0.5
Diversified Financial Services	0.5
Software	0.5
Commercial Services & Supplies	0.4
Tobacco	0.4
Food & Staples Retailing	0.4
Road & Rail	0.4
Capital Markets	0.4
Aerospace & Defense	0.4
Real Estate Management & Development	0.4
Beverages	0.4
Technology Hardware, Storage & Peripherals	0.4
Industrial Conglomerates	0.3
Textiles, Apparel & Luxury Goods	0.3

Professional Services	0.3%
Electronic Equipment, Instruments & Components	0.3
Real Estate Investment Trusts (REITs)	0.3
Construction & Engineering	0.3
Household Products	0.3
Electrical Equipment	0.3
Semiconductors & Semiconductor Equipment	0.3
Household Durables	0.2
Energy Equipment & Services	0.2
Health Care Equipment & Supplies	0.2
Multi-Utilities	0.2
Hotels, Restaurants & Leisure	0.2
Specialty Retail	0.2
Construction Materials	0.2
Personal Products	0.2
Trading Companies & Distributors	0.1
Pipelines	0.1
Multiline Retail	0.1
Retail	0.1
Banking	0.1
Health Care Providers & Services	0.1
Computers	0.1
Auto Parts & Equipment	0.1
Communications Equipment	0.1
Marine	0.1
Healthcare Products	0.1
Real Estate	0.1
Transportation Infrastructure	0.1
Gas Utilities	0.1
Miscellaneous Manufacturers	0.1
IT Services	0.1
Holding Companies	0.1
Airlines	0.1
Internet Software & Services	0.1
Paper & Forest Products	0.1

109.7
Liabilities in excess of other assets	(9.7)

100.0%

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2014 categorized by risk exposure:

Derivative Fair Value at 03/31/14
Equity contracts	$15,708,154
Foreign exchange contracts	(1,945,711)
Interest rate contracts	(67,557)

Total	$13,694,886

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 75.8%
COMMON STOCKS — 32.0%
Australia — 1.0%
Adelaide Brighton Ltd.	292,051	$1,088,250
ALS Ltd.	133,157	909,246
ARB Corp. Ltd.	27,923	311,701
Ausdrill Ltd.(a)	168,449	125,430
AWE Ltd.*	159,677	224,686
BHP Billiton Ltd.	129,003	4,372,602
Cabcharge Australia Ltd.(a)	86,756	326,039
Cardno Ltd.(a)	153,108	1,023,878
Coca-Cola Amatil Ltd.	113,529	1,163,404
Codan Ltd.(a)	115,441	66,914
Collection House Ltd.	167,792	285,153
Commonwealth Bank of Australia	11,148	802,541
Decmil Group Ltd.	143,889	277,370
Emeco Holdings Ltd.*	361,241	84,234
Fleetwood Corp. Ltd.(a)	46,387	109,002
Flight Centre Travel Group Ltd.(a)	5,393	263,111
Grange Resources Ltd.	551,522	133,129
JB Hi-Fi Ltd.	12,680	220,368
Kingsgate Consolidated Ltd.*(a)	73,644	68,307
Leighton Holdings Ltd.(a)	69,533	1,363,030
Macquarie Group Ltd.	98,648	5,319,332
Metcash Ltd.	536,422	1,303,396
Mineral Resources Ltd.	101,727	1,085,190
MMG Ltd.*	1,024,000	213,254
Monadelphous Group Ltd.(a)	63,524	992,506
Mount Gibson Iron Ltd.	499,367	423,011
Myer Holdings Ltd.(a)	94,836	196,494
National Australia Bank Ltd.	24,348	802,759
NRW Holdings Ltd.	417,125	412,622
OrotonGroup Ltd.	26,196	96,205
OZ Minerals Ltd.	67,301	222,533
Platinum Asset Management Ltd.	44,749	310,459
Programmed Maintenance Services Ltd.	52,500	141,513
Qantas Airways Ltd.*	93,944	96,514
RCR Tomlinson Ltd.	138,323	358,815
Resolute Mining Ltd.*	426,796	235,425
Rio Tinto Ltd.	10,355	610,768
Seven Group Holdings Ltd.	24,190	185,778
St Barbara Ltd.*(a)	407,787	103,560
Tatts Group Ltd.	84,654	227,948
Telstra Corp. Ltd.	940,855	4,436,560
Thorn Group Ltd.	89,736	179,333
TPG Telecom Ltd.	51,068	315,254
Westfield Retail Trust, REIT	581,149	1,608,983
Woodside Petroleum Ltd.	71,522	2,589,777
Woolworths Ltd.	65,047	2,157,091
WorleyParsons Ltd.	51,560	726,151
Wotif.com Holdings Ltd.	66,208	163,139

		38,732,765

Austria — 0.3%
Oesterreichische Post AG	45,578	2,297,057
OMV AG	148,888	6,758,300
Verbund AG	65,823	1,354,207

		10,409,564

Belgium — 0.2%
Barco NV	7,619	610,318
Belgacom SA(a)	119,689	3,750,194
Colruyt SA	50,516	2,784,701

	Shares	Value
COMMON STOCKS (Continued)
Belgium (cont’d.)
Mobistar SA	38,589	$728,663

		7,873,876

Bermuda
Montpelier Re Holdings Ltd.	18,300	544,608

Brazil — 0.2%
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	43,800	405,588
Cia Energetica de Minas Gerais, ADR(a)	120,492	819,346
Cia Hering	13,900	168,589
Cia Paranaense de Energia, ADR(a)	25,800	338,238
Eternit SA	30,100	110,238
EZ TEC Empreendimentos e Participacoes SA	57,200	705,609
Santos Brasil Participacoes SA, UTS	69,600	515,942
Telefonica Brasil SA, ADR(a)	47,400	1,006,776
Tractebel Energia SA	73,300	1,146,827
Transmissora Alianca de Energia Eletrica SA, UTS	24,800	210,073
Vale SA	98,200	1,361,557

		6,788,783

Cambodia
NagaCorp Ltd.	656,000	684,846

Canada — 0.8%
Agrium, Inc.	17,700	1,724,849
Artis Real Estate Investment Trust, REIT	29,800	424,020
Bank of Montreal	12,023	804,361
Bank of Nova Scotia	12,163	704,475
Bell Aliant, Inc.	10,243	250,539
Bird Construction, Inc.	3,800	48,535
Canadian Imperial Bank of Commerce	9,314	802,495
Canadian Oil Sands Ltd.	184,200	3,863,951
Centerra Gold, Inc.	90,700	422,528
Constellation Software, Inc.	1,500	363,636
Ensign Energy Services, Inc.	25,200	372,472
Genworth MI Canada, Inc.(a)	81,300	2,773,981
Gran Tierra Energy, Inc.*	138,300	1,034,484
IAMGOLD Corp.	147,900	520,426
Lightstream Resources Ltd.	15,029	76,402
Magna International, Inc.	24,900	2,393,824
MFC Industrial Ltd.	15,000	119,100
National Bank of Canada	20,100	805,455
Nevsun Resources Ltd.	95,480	323,017
Pason Systems, Inc.	12,787	323,405
Rogers Communications, Inc. (Class B Stock)	120,000	4,972,592
Shaw Communications, Inc. (Class B Stock)	136,956	3,270,591
Teck Resources Ltd. (Class B Stock)	84,600	1,825,921
Tim Hortons, Inc.	22,300	1,233,413
Toronto-Dominion Bank (The)	17,131	803,166
Transcontinental, Inc. (Class A Stock)	54,200	784,932
TransGlobe Energy Corp.*	62,500	476,594
Yellow Media Ltd.*	27,136	609,977

		32,129,141

Chile
Administradora de Fondos de Pensiones Habitat SA	321,204	432,275

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Chile (cont’d.)
Inversiones Aguas Metropolitanas SA	116,423	$188,952

		621,227

China — 0.5%
361 Degrees International Ltd.	724,000	165,650
Bank of China Ltd. (Class H Stock)	1,877,000	833,901
Bank of Communications Co. Ltd. (Class H Stock)	1,028,000	673,527
Baoye Group Co. Ltd. (Class H Stock)	342,000	190,037
BOC Hong Kong Holdings Ltd.	311,000	888,037
Changyou.com Ltd., ADR*(a)	7,600	224,352
Chaowei Power Holdings Ltd.	206,000	83,957
China BlueChemical Ltd. (Class H Stock)	1,412,000	728,356
China Lilang Ltd.	350,000	250,247
China Lumena New Materials Corp.	2,722,000	440,311
China Mobile Ltd.	263,000	2,414,717
China Pacific Insurance Group Co. Ltd. (Class H Stock)	141,800	507,673
China Petroleum & Chemical Corp. (Class H Stock)	1,484,000	1,327,383
China Properties Group Ltd.*	187,000	41,083
China Rare Earth Holdings Ltd.*	600,000	79,787
China Sanjiang Fine Chemicals Co. Ltd.	459,000	222,161
China Shenhua Energy Co. Ltd. (Class H Stock)	489,000	1,415,907
China Taifeng Beddings Holdings Ltd.	478,000	74,728
China Tontine Wines Group Ltd.*	2,674,000	115,652
China Travel International Investment Hong Kong Ltd.	914,000	182,851
China Zhongwang Holdings Ltd.*	177,200	55,596
Chongqing Rural Commercial Bank (Class H Stock)	494,000	217,170
CNOOC Ltd. (Class H Stock)	1,785,000	2,702,531
Daphne International Holdings Ltd.	340,000	138,650
Geely Automobile Holdings Ltd.	1,675,000	660,380
Guangdong Investment Ltd.	1,128,000	1,078,515
Jiangsu Expressway Co. Ltd. (Class H Stock)	276,000	314,648
NAM TAI Electronics, Inc.	22,900	134,881
NetEase, Inc., ADR(a)	24,700	1,662,310
Pacific Online Ltd.	255,000	158,121
Parkson Retail Group Ltd.	462,000	145,557
Peak Sport Products Co. Ltd.	418,000	112,845
Shenguan Holdings Group Ltd.	1,258,000	522,308
Shenzhen Investment Ltd.	328,000	106,257
Silver Grant International Ltd.	510,000	64,436
SinoMedia Holding Ltd.	218,000	182,780
Sino-Ocean Land Holdings Ltd.	598,000	327,671
SOHO China Ltd.	393,000	323,350
Travelsky Technology Ltd. (Class H Stock)	285,000	253,106
Weiqiao Textile Co. (Class H Stock)	91,000	50,313
Xinhua Winshare Publishing and Media Co. Ltd. (Class H Stock)	269,000	153,490
XTEP International Holdings	499,500	213,972
Zhaojin Mining Industry Co. Ltd. (Class H Stock)	605,000	360,280
Zijin Mining Group Co. Ltd. (Class H Stock)	2,480,000	526,405

		21,325,889

Czech Republic — 0.1%
CEZ A/S	81,499	2,339,069

	Shares	Value
COMMON STOCKS (Continued)
Denmark — 0.1%
A.P. Moeller-Maersk A/S (Class A Stock)	27	$310,726
A.P. Moeller-Maersk A/S (Class B Stock)	293	3,506,846
Coloplast A/S (Class B Stock)	8,630	697,745
Novozymes A/S (Class B Stock)	14,170	622,898
SimCorp A/S	11,974	485,262

		5,623,477

Egypt
Centamin PLC*	632,151	533,799

Finland — 0.2%
Elisa OYJ	30,050	864,434
Nokian Renkaat OYJ	13,541	547,867
Orion OYJ (Class B Stock)	140,572	4,243,861
Sampo OYJ (Class A Stock)	48,221	2,503,152
Tieto OYJ	16,118	414,086

		8,573,400

France — 0.8%
BNP Paribas SA	76,868	5,926,489
Boiron SA	977	79,412
Bouygues SA	24,172	1,007,245
Cie Generale des Etablissements Michelin	37,433	4,679,707
CNP Assurances SA	97,135	2,057,338
Eutelsat Communications SA	9,481	321,746
Metropole Television SA	104,385	2,270,708
Neopost SA(a)	19,943	1,576,076
Orange SA	43,183	637,892
Sanofi	42,727	4,464,959
SCOR SE	6,551	229,452
Societe BIC SA	12,513	1,643,675
Societe Generale SA	35,152	2,163,813
Total Gabon	888	473,465
Total SA	38,770	2,552,033
Vinci SA	24,161	1,793,465

		31,877,475

Germany — 0.5%
Allianz SE	4,721	797,942
BASF SE	46,775	5,204,813
Bertrandt AG	6,041	925,276
Bijou Brigitte AG	1,621	164,987
Commerzbank AG*	49,103	903,211
Deutsche Bank AG	6,020	269,809
E.ON SE	41,598	812,417
Hannover Rueck SE	25,196	2,253,810
Hugo Boss AG	6,350	845,502
K+S AG(a)	40,908	1,343,346
ProSiebenSat.1 Media AG(a)	16,942	777,120
RTL Group SA	4,023	458,182
RWE AG	20,179	818,861
SAP AG	14,206	1,152,335
Suedzucker AG(a)	73,022	2,082,618
Talanx AG*	33,922	1,220,233

		20,030,462

Greece
Aegean Airlines SA*	6,574	72,454
Metka SA	7,393	138,413
OPAP SA	78,333	1,257,742

		1,468,609

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hong Kong — 0.6%
AIA Group Ltd.	59,200	$281,564
AMVIG Holdings Ltd.	196,000	75,028
Asian Citrus Holdings Ltd.	805,888	170,370
C C Land Holdings Ltd.	363,000	80,279
Champion REIT	430,000	196,563
Chaoda Modern Agriculture Holdings Ltd.*	1,052,000	84,160
Cheung Kong Holdings Ltd.	19,000	315,926
China Green Holdings Ltd.*	492,000	46,457
China Ocean Resources Co. Ltd.*	63,490	227,058
Coastal Greenland Ltd.*	2,414,000	79,713
CSI Properties Ltd.	5,120,000	181,917
Dah Sing Financial Holdings Ltd.	173,600	816,823
Dan Form Holdings Co. Ltd.	722,000	68,064
Dorsett Hospitality International Ltd.	757,000	143,656
Emperor Entertainment Hotel Ltd.	605,000	241,732
Emperor International Holdings	1,538,000	373,374
Emperor Watch & Jewellery Ltd.	920,000	70,145
Enerchina Holdings Ltd.*	4,761,000	108,293
Fairwood Holdings Ltd.	34,500	69,781
Giordano International Ltd.	640,000	413,193
Great Eagle Holdings Ltd.	127,049	478,167
Hang Seng Bank Ltd.	24,700	394,037
HKR International Ltd.	233,600	92,819
Hongkong Land Holdings Ltd.	9,000	58,230
Huabao International Holdings Ltd.	1,782,000	817,957
Hutchison Telecommunications Hong Kong
Holdings Ltd.	824,000	274,486
Hutchison Whampoa Ltd.	59,000	783,037
Hysan Development Co. Ltd.	180,000	785,468
Kerry Properties Ltd.	209,500	698,662
Lai Sun Development*	4,019,000	94,448
Lai Sun Garment International Ltd.*	550,000	79,417
Luk Fook Holdings International Ltd.	153,000	483,588
New World Development Co. Ltd.	446,000	449,912
Pacific Textile Holdings Ltd.	387,000	507,917
Phoenix Satellite Television Holdings Ltd.	576,000	194,064
Ports Design Ltd.	431,000	225,599
Real Nutriceutical Group Ltd.	733,000	164,561
Sino Biopharmaceutical Ltd.	964,000	822,879
Sino Land Co. Ltd.	448,000	660,320
Sinolink Worldwide Holdings Ltd.*	1,022,000	83,257
Sitoy Group Holdings Ltd.	87,000	49,576
SJM Holdings Ltd.	445,000	1,253,670
SmarTone Telecommunications Holdings Ltd.	294,000	327,488
Sun Hung Kai Properties Ltd.	226,000	2,775,141
SUNeVision Holdings Ltd.	1,941,000	636,623
Swire Pacific Ltd. (Class A Stock)	112,000	1,308,166
Swire Properties Ltd.	252,600	721,037
Television Broadcasts Ltd.	185,000	1,109,236
Tibet 5100 Water Resources Holdings Ltd.	655,000	268,003
VTech Holdings Ltd.	42,700	548,855
Wasion Group Holdings Ltd.	88,000	62,756
Wharf Holdings Ltd.	179,000	1,148,050
Wheelock & Co. Ltd.	321,000	1,258,046

		23,659,568

Hungary
MOL Hungarian Oil & Gas PLC	13,521	760,952

India
Vedanta Resources PLC(a)	35,541	535,745

	Shares	Value
COMMON STOCKS (Continued)
Indonesia — 0.1%
Indo Tambangraya Megah Tbk PT	407,500	$878,652
Perusahaan Gas Negara Persero Tbk PT	3,126,000	1,418,688
Surya Semesta Internusa Tbk PT	3,613,500	307,004
Tambang Batubara Bukit Asam Tbk PT	384,500	317,546
Telekomunikasi Indonesia Persero Tbk PT	9,303,500	1,818,562
United Tractors Tbk PT	140,500	258,128

		4,998,580

Ireland
Anglo Irish Bank Corp. PLC*	20,646	—
Irish Bank Resolution Corp.*	2,500	—
Paddy Power PLC	6,150	490,591
XL Group PLC	26,335	822,969

		1,313,560

Israel — 0.5%
Bank Hapoalim BM	459,072	2,620,848
Bank Leumi Le-Israel BM*	126,802	494,910
Bezeq Israeli Telecommunication Corp. Ltd.	1,261,361	2,248,506
Check Point Software Technologies Ltd.*(a)	13,600	919,768
First International Bank of Israel Ltd.	4,056	67,122
Israel Chemicals Ltd.	378,198	3,308,644
Israel Discount Bank Ltd. (Class A Stock)*	546,888	1,003,817
Ituran Location and Control Ltd.	13,319	331,310
Osem Investments Ltd.	12,425	291,983
Taro Pharmaceutical Industries Ltd.*	8,866	984,126
Teva Pharmaceutical Industries Ltd., ADR	150,738	7,964,996

		20,236,030

Italy — 0.4%
ASTM SpA	49,542	840,752
Banca Monte dei Paschi di Siena SpA*(a)	126,844	46,407
Banca Popolare dell’Emilia Romagna Scrl*	29,018	365,923
Banca Popolare dell’Etruria e del Lazio*	55,248	65,498
Banca Popolare di Milano Scarl*(a)	432,359	435,432
Banco Popolare Societa Cooperativa*(a)	16,331	355,837
Credito Valtellinese Scarl*(a)	67,456	142,996
Danieli & C Officine Meccaniche SpA	14,584	486,960
DiaSorin SpA(a)	43,041	1,848,141
Eni SpA	106,256	2,664,531
Intesa Sanpaolo SpA	400,435	1,358,761
Italcementi SpA(a)	20,906	258,060
Mediobanca SpA*	92,494	1,058,737
Recordati SpA	204,732	3,582,041
Reply SpA	881	78,285
UniCredit SpA	137,195	1,254,111

		14,842,472

Japan — 2.8%
77 Bank Ltd. (The)	30,000	134,752
ABC-Mart, Inc.	15,200	659,407
Achilles Corp.	37,000	51,372
Aichi Bank Ltd. (The)	1,600	82,534
Ain Pharmaciez, Inc.	6,000	277,400
Aisan Industry Co. Ltd.	24,000	183,674
Aisin Seiki Co. Ltd.	9,600	346,527
Alpen Co. Ltd.	13,900	250,415
Alpine Electronics, Inc.	11,300	147,812
Amuse, Inc.	4,300	78,244
Aoyama Trading Co. Ltd.	12,000	315,035
Asahi Glass Co. Ltd.	34,000	196,721
Asahi Holdings, Inc.	11,500	186,593

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Bank of the Ryukyus Ltd.	5,400	$71,798
BML, Inc.	2,800	105,238
Bridgestone Corp.	141,900	5,029,031
BRONCO BILLY Co. Ltd.	1,900	36,926
Canon Electronics, Inc.	11,300	196,928
Canon, Inc.	25,200	782,103
Cawachi Ltd.	7,100	134,951
Central Glass Co. Ltd.	72,000	233,914
Central Japan Railway Co.	27,200	3,177,259
Chiba Bank Ltd. (The)	98,000	603,211
Chori Co. Ltd.	15,800	172,099
Chugoku Marine Paints Ltd.	31,000	220,302
CMIC Holdings Co. Ltd.	8,800	146,781
Corona Corp.	15,600	160,893
Create SD Holdings Co. Ltd.	12,200	412,582
Dai Nippon Printing Co. Ltd.	48,000	459,024
Daihatsu Motor Co. Ltd.	129,000	2,277,813
Daiichi Jitsugyo Co. Ltd.	9,000	40,085
Dai-ichi Seiko Co. Ltd.	4,500	53,618
Daiichikosho Co. Ltd.	42,500	1,283,952
Daishi Bank Ltd. (The)	10,000	36,681
Daiwa Industries Ltd.	49,000	336,516
Dena Co. Ltd.	74,800	1,351,160
Doshisha Co. Ltd.	2,800	43,145
Dr. Ci:Labo Co. Ltd.	18,500	572,107
Duskin Co. Ltd.	8,400	161,242
Dynam Japan Holdings Co. Ltd.	75,000	224,357
Eagle Industry Co. Ltd.	8,000	123,695
Eighteenth Bank Ltd. (The)	53,000	116,141
Elecom Co. Ltd.	4,900	102,943
ESPEC Corp.	15,200	118,034
FamilyMart Co. Ltd.	51,800	2,277,959
FCC Co. Ltd.	13,000	231,437
Fields Corp.	17,600	256,533
FJ Next Co. Ltd.	16,000	87,251
Foster Electric Co. Ltd.	17,100	207,979
Fuji Heavy Industries Ltd.	44,000	1,191,514
FUJIFILM Holdings Corp.	45,700	1,226,677
Fujimori Kogyo Co. Ltd.	4,100	106,194
Fujitsu General Ltd.	99,000	957,049
Fukuda Denshi Co. Ltd.	3,000	132,382
Fukushima Industries Corp.	6,800	108,306
Fuyo General Lease Co. Ltd.	4,500	161,838
Gendai Agency, Inc.	14,600	83,970
Geo Holdings Corp.	9,500	83,735
Graphite Design, Inc.	4,100	38,273
Gree, Inc.(a)	142,500	1,575,287
GungHo Online Entertainment, Inc.(a)	83,200	452,272
Gunma Bank Ltd. (The)	40,000	217,559
Hachijuni Bank Ltd. (The)	57,000	323,917
Hankyu Hanshin Holdings, Inc.	54,000	293,766
Hard Off Corp. Co. Ltd.	23,300	185,173
Higo Bank Ltd. (The)	102,000	543,404
Hino Motors Ltd.	34,000	503,547
Hoya Corp.	26,400	825,819
Hyakugo Bank Ltd. (The)	14,000	57,494
Hyakujushi Bank Ltd. (The)	16,000	54,819
Idemitsu Kosan Co. Ltd.	17,800	366,160
Imasen Electric Industrial	17,300	215,785
Inabata & Co. Ltd.	19,100	194,622
Infocom Corp.	12,200	99,173

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Inpex Corp.	195,600	$2,539,919
Isuzu Motors Ltd.	649,000	3,726,400
ITOCHU Corp.	45,000	526,519
Japan Airlines Co. Ltd.	22,200	1,092,564
Japan Digital Laboratory Co. Ltd.	19,300	277,811
Japan Petroleum Exploration Co.	20,500	682,550
Juroku Bank Ltd. (The)	14,000	48,819
Kagoshima Bank Ltd. (The)	96,000	608,246
Kakaku.com, Inc.	29,500	479,604
Kaken Pharmaceutical Co. Ltd.	81,000	1,280,459
Kamei Corp.	18,000	134,565
Kandenko Co. Ltd.	42,000	212,709
Kanematsu Corp.	175,000	271,288
Kanematsu Electronics Ltd.	10,500	147,616
Kato Sangyo Co. Ltd.	15,800	336,079
KDDI Corp.	48,900	2,839,379
Keihin Corp.	1,900	27,738
Keiyo Bank Ltd. (The)	67,000	285,354
Kimoto Co. Ltd.	22,000	75,806
Kinden Corp.	66,000	638,584
Kinki Sharyo Co. Ltd. (The)	60,000	225,802
Kohnan Shoji Co. Ltd.	13,100	132,267
Kosaido Co. Ltd.	24,800	123,555
Kura Corp.	15,200	304,743
Kuroda Electric Co. Ltd.	26,500	429,366
KYORIN Holdings, Inc.	10,000	190,598
Lawson, Inc.	28,600	2,023,715
Maeda Road Construction Co. Ltd.	31,000	431,540
Marubeni Corp.	149,000	1,000,259
Megachips Corp.	12,300	144,314
Meiko Network Japan Co. Ltd.	6,700	71,931
Ministop Co. Ltd.	12,100	195,685
Miraca Holdings, Inc.	36,400	1,594,558
Mitani Corp.	4,800	107,178
Mitsubishi Corp.	6,600	122,429
Mitsubishi Steel Manufacturing Co. Ltd.	39,000	83,779
Mitsubishi UFJ Financial Group, Inc.	359,700	1,980,791
Mitsui & Co. Ltd.	82,000	1,158,953
Mitsui Matsushima Co. Ltd.	151,000	232,383
Mochida Pharmaceutical Co. Ltd.	7,000	501,229
MonotaRO Co. Ltd.	22,100	560,550
Moonbat Co. Ltd.	19,000	37,346
NAC Co. Ltd.	7,800	122,087
Namco Bandai Holdings, Inc.	26,700	633,317
Namura Shipbuilding Co. Ltd.	45,500	425,570
Neturen Co. Ltd.	29,400	187,667
Nexon Co. Ltd.	247,100	2,075,180
NHK Spring Co. Ltd.	77,000	716,068
NIFTY Corp.	10,100	113,404
Nihon Parkerizing Co. Ltd.	13,000	300,118
Nippon Denko Co. Ltd.	29,000	77,272
Nippon Densetsu Kogyo Co. Ltd.	4,000	53,803
Nippon Electric Glass Co. Ltd.	80,000	412,156
Nippon Konpo Unyu Soko Co. Ltd.	58,000	1,022,821
Nippon Pillar Packing Co. Ltd.	26,000	201,851
Nippon Piston Ring Co. Ltd.	56,000	96,239
Nippon Seiki Co. Ltd.	5,000	85,424
Nippon Steel & Sumikin Texeng Co. Ltd.	54,000	187,523
Nippon Synthetic Chemical Industry Co. Ltd. (The)	47,000	338,081
Nippon Telegraph & Telephone Corp.	25,600	1,391,146

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Nissan Chemical Industries Ltd.	102,000	$1,526,942
Nisshin Fudosan Co.	29,800	110,987
Nissin Kogyo Co. Ltd.	19,200	357,774
Nitori Holdings Co. Ltd.	18,300	794,149
Nittetsu Mining Co. Ltd.	40,000	156,775
Nitto Kogyo Corp.	6,400	134,327
Nittoc Construction Co. Ltd.	15,800	58,047
Nittoku Engineering Co. Ltd.	11,400	91,441
NOF Corp.	18,000	130,192
Nojima Corp.	8,200	59,254
Nomura Real Estate Holdings, Inc.	21,900	419,327
North Pacific Bank Ltd.	48,500	196,559
NTT DoCoMo, Inc.	323,200	5,092,821
Nuflare Technology, Inc.	2,200	144,850
Ogaki Kyoritsu Bank Ltd. (The)	50,000	136,361
Oita Bank Ltd. (The)	64,000	248,640
Oracle Corp. Japan	21,200	961,297
Oriental Land Co. Ltd.	2,000	304,043
Otsuka Holdings Co. Ltd.	159,200	4,762,508
Pacific Metals Co. Ltd.*	60,000	223,118
Pal Co. Ltd.	12,700	243,886
Park24 Co. Ltd.	29,400	558,634
Piolax, Inc.	10,200	372,494
Riken Corp.	45,000	181,933
San-Ai Oil Co. Ltd.	16,000	98,012
San-In Godo Bank Ltd. (The)	91,000	615,458
Sanrio Co. Ltd.	7,800	263,288
Sanyo Housing Nagoya Co. Ltd.	15,800	151,073
Seino Holdings Co. Ltd.	39,000	372,092
Sekisui Jushi Corp.	36,000	487,463
Shiga Bank Ltd. (The)	15,000	81,402
Shima Seiki Manufacturing Ltd.	19,600	301,776
Shimachu Co. Ltd.	11,600	252,411
Shin-Etsu Polymer Co. Ltd.	51,300	192,128
Shinko Electric Industries Co. Ltd.	40,100	288,693
Shiroki Corp.	64,000	129,095
Showa Corp.	51,300	563,073
Showa Shell Sekiyu KK	45,100	402,705
Sinko Industries Ltd.	23,000	216,775
Sintokogio Ltd.	6,600	50,404
Skymark Airlines, Inc.	46,300	130,129
SNT Corp.	18,300	69,353
Sogo Medical Co. Ltd.	7,000	280,732
Sony Financial Holdings, Inc.	103,600	1,694,057
St Marc Holdings Co. Ltd.	6,000	295,001
Start Today Co. Ltd.	23,900	611,416
Step Co. Ltd.	16,100	114,153
Studio Alice Co. Ltd.	13,600	171,359
Sugi Holdings Co. Ltd.	100	4,446
Sumitomo Bakelite Co. Ltd.	72,000	276,964
Sumitomo Densetsu Co. Ltd.	22,000	273,661
Sumitomo Metal Mining Co. Ltd.	61,000	764,567
Sumitomo Mitsui Financial Group, Inc.	31,200	1,337,355
Sundrug Co. Ltd.	24,300	1,110,621
T. RAD Co. Ltd.	58,000	164,064
Tachi-S Co. Ltd.	13,200	216,938
Taihei Dengyo Kaisha Ltd.	26,000	160,914
Taiho Kogyo Co. Ltd.	3,800	36,021
Taiyo Holdings Co. Ltd.	9,000	266,104
Taka-Q Ltd.	39,000	87,068
TBK Co. Ltd.	12,000	60,567

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Tecmo Koei Holdings Co. Ltd.	33,200	$449,398
Teikoku Sen-I Co. Ltd. (Class I Stock)	33,000	506,913
Toagosei Co. Ltd.	195,000	832,798
Tobu Railway Co. Ltd.	67,000	323,506
Tocalo Co. Ltd.	9,200	145,786
Tokai Corp.	14,200	404,843
Tokai Rika Co. Ltd.	26,600	446,982
Token Corp.	5,040	228,958
Tokyo Ohka Kogyo Co. Ltd.	9,300	205,310
Tokyo Tekko Co. Ltd.	36,000	146,775
Tomoe Engineering Co. Ltd.	13,000	214,872
Toppan Forms Co. Ltd.	30,400	282,705
Toppan Printing Co. Ltd.	64,000	457,588
Topre Corp.	5,000	53,442
Towa Bank Ltd. (The)	135,000	132,206
Toyo Kohan Co. Ltd.	17,000	83,276
Toyo Seikan Group Holdings Ltd.	26,200	425,190
Trancom Co. Ltd.	1,500	58,129
Transcosmos, Inc.*	10,500	217,443
Trend Micro, Inc.	29,000	895,995
TS Tech Co. Ltd.	39,000	1,180,770
Unipres Corp.	23,200	417,864
Universal Entertainment Corp.	15,700	286,422
USS Co. Ltd.	62,800	882,209
Wakita & Co. Ltd.	36,000	421,594
Warabeya Nichiyo Co. Ltd.	3,300	62,417
Welcia Holdings Co. Ltd.	14,200	801,456
West Japan Railway Co.	19,400	791,837
Yahoo! Japan Corp.	45,400	222,412
Yamazen Corp.	26,200	172,954
Yellow Hat Ltd.	5,000	100,227
Yodogawa Steel Works Ltd.	65,000	269,222
Yorozu Corp.	16,300	267,828

		113,326,640

Kazakhstan
KazMunaiGas Exploration Production JSC, GDR, RegS	105,488	1,506,896

Luxembourg
ArcelorMittal	32,066	517,519
Millicom International Cellular SA, SDR	3,363	342,529
SES SA	16,522	616,432

		1,476,480

Macau
Wynn Macau Ltd.	137,200	571,052

Malaysia
Malton Bhd	170,000	47,222
Media Prima Bhd	88,400	63,887
Mudajaya Group Bhd	240,100	198,702
Padini Holdings Bhd	193,000	112,922
Petronas Chemicals Group Bhd	178,300	377,622
YTL Power International Bhd*	1	1

		800,356

Mexico
Fresnillo PLC	33,161	467,465
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	79,520	212,269

		679,734

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Netherlands — 0.3%
Aegon NV	106,156	$977,820
Delta Lloyd NV	16,827	466,479
Exact Holding NV	1,692	64,277
Fugro NV, CVA	2,866	176,097
Heineken Holding NV	4,855	313,490
Koninklijke Ahold NV	166,020	3,334,318
Royal Dutch Shell PLC (Class A Stock), (XEQT)	71,584	2,615,602
Royal Dutch Shell PLC (Class A Stock), (XLON)	59,500	2,173,984
Royal Dutch Shell PLC (Class B Stock)	20,673	807,077
Unilever NV, CVA	40,812	1,678,794
Wolters Kluwer NV	10,772	303,678
Ziggo NV	10,803	479,758

		13,391,374

New Zealand — 0.1%
Air New Zealand Ltd.	163,782	290,986
SKY Network Television Ltd.	254,363	1,381,186
Warehouse Group Ltd. (The)	43,394	121,278

		1,793,450

Norway — 0.5%
Fred Olsen Energy ASA	29,830	994,610
Kongsberg Gruppen ASA	17,513	399,232
Songa Offshore SE*	38,510	17,944
Statoil ASA	224,803	6,342,754
Telenor ASA	210,526	4,659,536
TGS Nopec Geophysical Co. ASA	85,230	2,790,245
Yara International ASA	115,112	5,098,739

		20,303,060

Panama
Copa Holdings SA (Class A Stock)	6,509	945,042

Poland — 0.3%
Asseco Poland SA	24,501	380,229
Enea SA	89,881	474,409
Grupa Lotos SA*	7,230	90,906
KGHM Polska Miedz SA	80,069	2,887,336
PGE SA	393,558	2,458,886
Polski Koncern Naftowy Orlen SA	12,798	183,021
Polskie Gornictwo Naftowe i Gazownictwo SA	403,278	592,362
Powszechny Zaklad Ubezpieczen SA	12,626	1,794,179
Tauron Polska Energia SA	502,304	870,887

		9,732,215

Portugal — 0.1%
Portucel SA	522,816	2,379,023
Semapa-Sociedade de Investimento e Gestao	6,149	90,218
Sonaecom - SGPS SA	98,390	292,740

		2,761,981

Puerto Rico
Doral Financial Corp.*	8,865	76,948
Triple-S Management Corp. (Class B Stock)*	13,200	213,048

		289,996

Russia — 0.3%
CTC Media, Inc.	59,300	546,153

	Shares	Value
COMMON STOCKS (Continued)
Russia (cont’d.)
Gazprom OAO, ADR	240,431	$1,868,149
Lukoil OAO, ADR	35,835	2,004,072
Mail.ru Group Ltd., GDR, RegS	19,987	708,539
MMC Norilsk Nickel OJSC, ADR	62,315	1,043,776
Mobile Telesystems OJSC, ADR	100,900	1,764,741
Rosneft Oil Co., GDR, RegS	111,600	732,096
RusHydro JSC, ADR	90,228	138,139
Surgutneftegas OAO, ADR	118,733	864,376
Tatneft, ADR	24,105	819,963
Uralkali OJSC, GDR, RegS	16,516	390,174
Yandex NV*(a)	18,333	553,473

		11,433,651

Singapore — 0.2%
Boustead Singapore Ltd.	124,000	184,489
ComfortDelGro Corp. Ltd.	621,000	982,304
Great Eastern Holdings Ltd.	7,000	104,212
Hong Fok Corp. Ltd.	357,000	208,932
Hong Leong Asia Ltd.	92,000	104,646
Hong Leong Finance Ltd.	34,000	74,060
Jardine Cycle & Carriage Ltd.	34,000	1,227,142
Kulicke & Soffa Industries, Inc.*	19,500	245,895
Oversea-Chinese Banking Corp. Ltd.	53,000	400,692
Sembcorp Industries Ltd.	183,000	800,485
Singapore Exchange Ltd.	38,000	209,996
StarHub Ltd.	291,000	973,583
UMS Holdings Ltd.	339,000	215,700
UOL Group Ltd.	199,000	992,405

		6,724,541

South Africa — 0.4%
AVI Ltd.	107,585	577,476
Coronation Fund Managers Ltd.	78,986	742,277
Gold Fields Ltd.	70,032	264,957
Harmony Gold Mining Co. Ltd., ADR(a)	25,300	77,165
Hudaco Industries Ltd.	3,366	33,423
Kumba Iron Ore Ltd.	49,712	1,781,343
Lewis Group Ltd.	36,837	202,623
Life Healthcare Group Holdings Ltd.	317,020	1,158,328
MTN Group Ltd.	133,527	2,732,892
Raubex Group Ltd.	56,898	119,925
Reunert Ltd.	220,719	1,352,114
Sanlam Ltd.	85,590	467,532
Sasol Ltd.	53,775	3,007,401
SPAR Group Ltd. (The)	47,709	550,328
Truworths International Ltd.	58,067	425,417
Vodacom Group Ltd.	214,765	2,650,284
Wilson Bayly Holmes-Ovcon Ltd.	27,225	356,557
Woolworths Holdings Ltd.	54,812	381,443

		16,881,485

South Korea — 0.5%
Chinyang Holdings Corp.	72,190	214,201
Chongkundang Holdings Corp.	2,740	146,575
Daechang Forging Co. Ltd.	3,140	151,304
Daelim Industrial Co. Ltd.	5,450	444,573
Dongsuh Co., Inc.	11,820	175,770
Dongyang E&P, Inc.	8,764	148,344
Global & Yuasa Battery Co. Ltd.	2,980	138,529
Grand Korea Leisure Co. Ltd.	10,760	443,547
Halla Visteon Climate Control Corp.	7,820	358,219

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
South Korea (cont’d.)
Hyundai Hy Communications & Networks Co. Ltd.	10,720	$52,549
Hyundai Mobis	2,630	780,318
INTOPS Co. Ltd.	9,489	196,257
KB Financial Group, Inc.	26,590	932,965
Kia Motors Corp.	44,896	2,508,878
Korea Zinc Co. Ltd.	2,441	763,204
KT&G Corp.	31,604	2,380,323
Kyung Nong Corp.	28,580	123,508
MegaStudy Co. Ltd.	2,287	153,250
Neowiz Holdings Corp.*	11,666	151,733
S&T Dynamics Co. Ltd.	12,750	145,866
Samsung Electronics Co. Ltd.	7,102	8,978,158
Sejong Industrial Co. Ltd.	15,860	254,881
Sun Kwang Co. Ltd.	5,910	103,729
Tae Kyung Chemical Co. Ltd.	10,160	51,776
Tae Kyung Industrial Co. Ltd.	23,720	109,179
Tailim Packaging Industrial Co. Ltd.	50,370	102,428
Youngone Holdings Co. Ltd.	2,680	167,410

		20,177,474

Spain — 0.2%
Enagas SA	88,220	2,683,691
Red Electrica Corp. SA	42,117	3,424,770

		6,108,461

Sweden — 0.3%
Atlas Copco AB (Class A Stock)	52,983	1,529,551
Axfood AB	31,530	1,744,008
Hexpol AB	11,312	999,601
Industrivarden AB (Class C Stock)(a)	28,659	555,612
Investment AB Oresund*	2,655	81,109
Investor AB (Class B Stock)	56,579	2,049,438
Loomis AB (Class B Stock)	2,579	66,483
Modern Times Group AB (Class B Stock)	6,508	303,905
Nolato AB (Class B Stock)	3,659	92,109
Oriflame Cosmetics SA, SDR(a)	76,065	1,845,148
Securitas AB (Class B Stock)	37,354	432,609
Swedish Match AB	56,463	1,848,410

		11,547,983

Switzerland — 0.4%
Actelion Ltd.*	15,582	1,476,681
Autoneum Holding AG*	1,481	340,868
Baloise Holding AG	3,220	405,337
BB Biotech AG*	10,335	1,819,388
EMS-Chemie Holding AG	326	123,200
Helvetia Holding AG	783	401,700
Inficon Holding AG*	422	156,332
Novartis AG	14,806	1,257,147
Roche Holding AG	24,835	7,469,468
Swatch Group AG (The), (XBRN)	525	329,350
Swatch Group AG (The), (XSWX)	3,929	455,624
Swisscom AG	2,738	1,682,159
TE Connectivity Ltd.	13,704	825,118
Walter Meier AG*	1,295	75,440
WM Technologie AG*	1,295	30,762

		16,848,574

Taiwan — 0.3%
AV Tech Corp.	58,000	160,150
Boardtek Electronics Corp.	142,000	170,563

	Shares	Value
COMMON STOCKS (Continued)
Taiwan (cont’d.)
Catcher Technology Co. Ltd.	244,000	$1,771,652
Chenbro Micom Co. Ltd.	170,000	199,071
China Steel Chemical Corp.	63,000	360,516
Chipbond Technology Corp.	280,000	495,659
CviLux Corp.	85,000	110,401
Draytek Corp.	69,000	68,801
Dynapack International Technology Corp.	58,000	153,421
Faraday Technology Corp.	175,000	254,188
Formosan Rubber Group, Inc.	399,000	390,874
Gigabyte Technology Co. Ltd.	337,000	497,791
Greatek Electronics, Inc.*	162,000	171,942
Holiday Entertainment Co. Ltd.	157,000	195,604
Holtek Semiconductor, Inc.	148,000	303,293
Lumax International Corp. Ltd.	63,300	159,907
Phison Electronics Corp.	54,000	348,295
Polytronics Technology Corp.	55,000	135,410
Powertech Technology, Inc.*	593,000	898,387
Prime Oil Chemical Service Corp.	136,000	118,348
Radiant Opto-Electronics Corp.	75,000	303,694
Realtek Semiconductor Corp.	173,720	524,662
Richtek Technology Corp.	79,000	471,970
Sercomm Corp.	35,000	80,468
Shin Zu Shing Co. Ltd.	71,000	172,461
Simplo Technology Co. Ltd.	57,000	271,913
Sirtec International Co. Ltd.	84,000	163,875
Stark Technology, Inc.	52,000	54,660
Syncmold Enterprise Corp.	39,000	67,608
Taiwan Chinsan Electronic Industrial Co. Ltd.	43,000	86,835
Taiwan Secom Co. Ltd.	42,000	107,722
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	31,100	622,622
Taiwan Sogo Shin Kong Security Corp.	165,000	227,572
Taiwan Surface Mounting Technology Co. Ltd.	157,000	233,307
Test Research, Inc.	221,177	359,405
TPK Holding Co. Ltd.	126,000	749,486
United Integrated Services Co. Ltd.	153,000	192,664
Vanguard International Semiconductor Corp.	1,016,000	1,519,073
Zeng Hsing Industrial Co. Ltd.	60,899	326,853

		13,501,123

Thailand — 0.2%
Advanced Info Service PCL, NVDR	113,100	789,885
Banpu PCL, NVDR	446,000	384,873
BEC World PCL, NVDR	350,600	590,138
Delta Electronics Thailand PCL, NVDR	727,200	1,326,189
MCOT PCL, NVDR	183,200	165,397
PTT Exploration & Production PCL, NVDR	618,100	2,992,524
PTT PCL, NVDR	150,300	1,385,360
Thai Tap Water Supply PCL, NVDR	1,543,900	462,654

		8,097,020

Turkey — 0.1%
Aygaz A/S	70,806	278,689
Eczacibasi Yatirim Holding Ortakligi A/S	43,560	102,443
EGE Seramik Sanayi Ve Ticaret A/S	46,724	58,339
Ipek Dogal Enerji Kaynaklari Ve Uretim A/ S*	64,388	73,043
Is Gayrimenkul Yatirim Ortakligi A/S, REIT	69,482	42,188
Koza Altin Isletmeleri A/S	90,544	782,263

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Turkey (cont’d.)
Koza Anadolu Metal Madencilik Isletmeleri A/S*	113,772	$116,449
Tofas Turk Otomobil Fabrikasi A/S	46,572	264,525
Turk Telekomunikasyon A/S	388,546	1,078,580
Turk Traktor ve Ziraat Makineleri A/S	20,849	535,871
Turkcell Iletisim Hizmet A/S*	112,871	632,251

		3,964,641

United Kingdom — 4.4%
Aberdeen Asset Management PLC	153,720	1,001,878
Admiral Group PLC	70,008	1,666,957
Aero Inventory PLC*	16,478	—
Afren PLC*	321,662	757,872
AMEC PLC	105,511	1,976,066
Amlin PLC	410,366	3,312,786
Anglo American PLC, (JSE)	33,127	843,082
Anglo American PLC, (XLON)	124,231	3,174,668
Antofagasta PLC	305,881	4,267,534
Ashmore Group PLC(a)	485,873	2,693,217
AstraZeneca PLC	147,165	9,540,205
Avocet Mining PLC*(a)	353,989	51,387
BAE Systems PLC	369,938	2,569,943
Barclays PLC	219,591	854,529
Beazley PLC	373,666	1,646,809
BHP Billiton PLC	124,085	3,831,555
BP PLC	589,139	4,733,733
British American Tobacco PLC	84,929	4,737,796
British Sky Broadcasting Group PLC	416,934	6,346,144
Burberry Group PLC	35,142	817,022
Catlin Group Ltd.	254,787	2,285,596
Centrica PLC	1,042,994	5,737,945
Chesnara PLC	14,260	72,984
Cobham PLC	538,771	2,689,712
Dart Group PLC	131,498	610,543
Debenhams PLC	145,441	193,900
Delphi Automotive PLC	41,900	2,843,334
Diploma PLC	27,543	329,639
Domino Printing Sciences PLC	8,792	115,433
Dunelm Group PLC	10,784	170,109
Fenner PLC	11,659	77,590
Ferrexpo PLC	122,224	315,471
Fidessa Group PLC	1,575	66,615
GlaxoSmithKline PLC	353,250	9,419,465
Greggs PLC	172,106	1,450,671
Halfords Group PLC	107,079	825,218
Halma PLC	63,173	607,222
HICL Infrastructure Co. Ltd. Fund	9,948,617	22,540,004
Highland Gold Mining Ltd.	204,029	243,583
Hiscox Ltd.	239,282	2,720,608
HSBC Holdings PLC, (QMTF)	868,332	8,792,167
HSBC Holdings PLC, (XHKG)	648,400	6,579,040
IG Group Holdings PLC	32,495	340,218
IMI PLC	68,979	1,678,504
Imperial Tobacco Group PLC	73,723	2,981,163
International Consolidated Airlines Group SA*	115,894	808,717
Interserve PLC	59,356	725,573
ITE Group PLC	108,177	344,461
JKX Oil & Gas PLC*(a)	160,343	164,398
Kazakhmys PLC	69,607	306,474
Ladbrokes PLC	138,077	311,038

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Lancashire Holdings Ltd.	54,109	$617,017
Legal & General Group PLC	1,482,652	5,061,923
Micro Focus International PLC	59,206	820,332
Mitie Group PLC	372,008	2,019,054
Moneysupermarket.com Group PLC	96,584	301,456
Next PLC	9,354	1,029,408
Pace PLC	96,435	724,636
Petropavlovsk PLC	87,021	111,987
Playtech PLC	70,510	796,014
QinetiQ Group PLC	532,715	2,012,243
Reckitt Benckiser Group PLC	52,605	4,292,802
Restaurant Group PLC (The)	46,572	553,822
Royal Bank of Scotland Group PLC*	436,261	2,263,394
Sage Group PLC (The)	141,375	986,062
Senior PLC	207,398	1,060,402
Smith & Nephew PLC	258,846	3,931,301
Smiths Group PLC	62,808	1,334,515
Spectris PLC	14,835	573,906
Spirax-Sarco Engineering PLC	12,020	579,882
Spirent Communications PLC	171,389	282,443
SSE PLC	32,227	789,365
St. Ives PLC	36,303	120,130
Tate & Lyle PLC	81,536	908,106
Tesco PLC.	378,656	1,867,564
Ultra Electronics Holdings PLC	33,994	1,014,997
Unibet Group PLC	5,816	292,045
Unilever PLC	122,209	5,226,796
Victrex PLC	18,977	637,407
Vodafone Group PLC	718,595	2,642,489
Weir Group PLC (The)	10,275	434,581
WH Smith PLC	97,209	1,950,011
William Hill PLC	97,052	552,169
WS Atkins PLC	21,356	495,990

		177,454,827

United States — 14.3%
3M Co.	22,091	2,996,865
AbbVie, Inc.	171,989	8,840,235
Accenture PLC (Class A Stock)(a)	26,100	2,080,692
ACE Ltd.	83,500	8,271,510
Adams Resources & Energy, Inc.	2,200	127,424
AES Corp. (The)	52,874	755,041
Aflac, Inc.	127,000	8,006,080
Alaska Air Group, Inc.	22,125	2,064,484
Alliance Resource Partners LP(a)	25,200	2,120,328
Allied World Assurance Co. Holdings AG	27,800	2,868,682
Altria Group, Inc.	119,900	4,487,857
American Capital Ltd.*	24,900	393,171
American Equity Investment Life Holding Co.(a)	94,900	2,241,538
American Financial Group, Inc.	38,663	2,231,242
American International Group, Inc.	27,600	1,380,276
Amgen, Inc.	13,700	1,689,758
Amphenol Corp. (Class A Stock)	4,800	439,920
Amsurg Corp.*	61,900	2,914,252
Analog Devices, Inc.	14,900	791,786
Apache Corp.	30,400	2,521,680
Apollo Commercial Real Estate Finance, Inc., REIT	18,500	307,655
Apollo Education Group, Inc. (Class A Stock)*	26,600	910,784

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Apple, Inc.	16,877	$9,058,561
Arch Capital Group Ltd.*	35,813	2,060,680
Archer-Daniels-Midland Co.	18,471	801,457
ARMOUR Residential REIT, Inc., REIT	54,100	222,892
Aspen Insurance Holdings Ltd.	19,600	778,120
Assured Guaranty Ltd.	50,800	1,286,256
AT&T, Inc.(a)	186,672	6,546,587
Atlas Air Worldwide Holdings, Inc.*	5,000	176,350
Avago Technologies Ltd.	10,800	695,628
Axis Capital Holdings Ltd.	127,878	5,863,206
AXT, Inc.*	16,200	35,640
Babcock & Wilcox Co. (The)	76,700	2,546,440
Bank of America Corp.	275,400	4,736,880
Baxter International, Inc.	61,400	4,517,812
Becton, Dickinson and Co.	34,914	4,087,731
Bed Bath & Beyond, Inc.*(a)	14,000	963,200
Booz Allen Hamilton Holding Corp.	31,800	699,600
BP Prudhoe Bay Royalty Trust	4,300	363,092
Brocade Communications Systems, Inc.*	288,800	3,064,168
Buckle, Inc. (The)(a)	14,100	645,780
Bunge Ltd.	10,176	809,094
C.R. Bard, Inc.(a)	12,600	1,864,548
CA, Inc.	109,200	3,381,924
Cablevision Systems Corp. (Class A Stock)	48,164	812,527
Capital One Financial Corp.	64,200	4,953,672
Capital Southwest Corp.	11,300	392,336
Cardinal Health, Inc.	6,600	461,868
Cash America International, Inc.(a)	13,800	534,336
Catamaran Corp.*	10,634	475,764
CBOE Holdings, Inc.	11,200	633,920
CenterPoint Energy, Inc.	34,037	806,337
CenturyLink, Inc.	24,429	802,248
CF Industries Holdings, Inc.	19,400	5,056,416
Chemed Corp.(a)	36,000	3,220,200
Chevron Corp.	50,716	6,030,640
Chico’s FAS, Inc.	18,600	298,158
Chubb Corp. (The)	24,600	2,196,780
Church & Dwight Co., Inc.	30,700	2,120,449
Cintas Corp.	13,560	808,312
Cirrus Logic, Inc.*(a)	14,300	284,141
Cisco Systems, Inc.	387,800	8,690,598
Citigroup, Inc.	128,970	6,138,972
Cliffs Natural Resources, Inc.(a)	9,800	200,508
Clorox Co. (The)	9,041	795,698
CNA Financial Corp.	23,200	991,104
CNO Financial Group, Inc.	81,500	1,475,150
Coca-Cola Co. (The)	26,500	1,024,490
Colgate-Palmolive Co.	26,600	1,725,542
Colony Financial, Inc., REIT	47,800	1,049,210
Comcast Corp. (Class A Stock)	16,214	811,024
Comcast Corp. (Special Class A Stock)	16,577	808,294
ConocoPhillips	30,400	2,138,640
Corning, Inc.(a)	138,300	2,879,406
Corvel Corp.*	10,000	497,600
Courier Corp.	8,700	133,980
Crown Holdings, Inc.*	18,259	816,908
CSG Systems International, Inc.(a)	1,992	51,872
CSX Corp.	21,100	611,267
Cummins, Inc.	18,300	2,726,517
CVR Energy, Inc.(a)	25,200	1,064,700
Cyberonics, Inc.*	4,800	313,200

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Danaher Corp.	10,840	$813,000
Deere & Co.	6,600	599,280
Deluxe Corp.	49,200	2,581,524
DENTSPLY International, Inc.	17,609	810,718
Diamond Offshore Drilling, Inc.(a)	100,700	4,910,132
DIRECTV*	50,300	3,843,926
Discover Financial Services	51,200	2,979,328
Dolby Laboratories, Inc. (Class A Stock)*(a)	8,400	373,800
Dollar Tree, Inc.*	14,500	756,610
Dorchester Minerals LP	8,500	222,700
Dover Corp.	20,700	1,692,225
Duke Energy Corp.	11,305	805,142
eBay, Inc.*(a)	11,300	624,212
Eli Lilly & Co.	151,569	8,921,351
EMC Corp.	206,600	5,662,906
Emerson Electric Co.	44,700	2,985,960
Endurance Specialty Holdings Ltd.	12,400	667,492
Energizer Holdings, Inc.	34,200	3,445,308
Ensco PLC (Class A Stock)	26,400	1,393,392
Entergy Corp.	11,953	799,058
Everest Re Group Ltd.	6,246	955,950
Exelis, Inc.	105,700	2,009,357
Exponent, Inc.	1,000	75,060
Express, Inc.*	38,700	614,556
Exxon Mobil Corp.	75,971	7,420,847
F5 Networks, Inc.*	9,000	959,670
FactSet Research Systems, Inc.(a)	5,900	636,079
FBR & Co.*	250	6,457
First Citizens BancShares, Inc. (Class A Stock)	300	72,225
Fiserv, Inc.*	14,367	814,465
Foot Locker, Inc.	10,200	479,196
Forward Air Corp.	12,600	580,986
Fossil Group, Inc.*	3,000	349,830
Franklin Resources, Inc.	16,000	866,880
Frontier Communications Corp.	143,711	819,153
GameStop Corp. (Class A Stock)(a)	14,200	583,620
Gap, Inc. (The)	21,700	869,302
General Mills, Inc.	87,385	4,528,291
Genuine Parts Co.	7,200	625,320
Genworth Financial, Inc. (Class A Stock)*	31,600	560,268
Goldman Sachs Group, Inc. (The)	38,600	6,324,610
Google, Inc. (Class A Stock)*	1,000	1,114,510
Graco, Inc.	3,800	284,012
Grand Canyon Education, Inc.*	1,631	76,168
Guess?, Inc.	26,800	739,680
Harris Corp.	20,500	1,499,780
HCC Insurance Holdings, Inc.	13,700	623,213
Helmerich & Payne, Inc.(a)	23,400	2,516,904
Henry Schein, Inc.*	6,856	818,401
Hess Corp.	13,108	1,086,391
Hewlett-Packard Co.	60,900	1,970,724
Hibbett Sports, Inc.*(a)	5,100	269,688
Hill-Rom Holdings, Inc.	9,300	358,422
HollyFrontier Corp.	9,400	447,252
Home Depot, Inc. (The)	5,700	451,041
Horace Mann Educators Corp	32,000	928,000
Hormel Foods Corp.	25,000	1,231,750
Hubbell, Inc. (Class B Stock)	9,600	1,150,752
Humana, Inc.	19,600	2,209,312
Illinois Tool Works, Inc.	20,700	1,683,531

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Intel Corp.	389,656	$10,057,021
InterDigital, Inc.	7,600	251,636
International Business Machines Corp.	34,600	6,660,154
Intersections, Inc.	729	4,301
Intuit, Inc.	12,200	948,306
Intuitive Surgical, Inc.*	700	306,593
ITT Educational Services, Inc.*(a)	2,500	71,700
J&J Snack Foods Corp.	8,700	834,939
J.M. Smucker Co. (The)	8,286	805,731
j2 Global, Inc.	13,300	665,665
Jack Henry & Associates, Inc.	19,500	1,087,320
Johnson & Johnson	59,083	5,803,723
Joy Global, Inc.(a)	48,200	2,795,600
JPMorgan Chase & Co.	87,400	5,306,054
Kellogg Co.	12,890	808,332
Kimberly-Clark Corp.	47,160	5,199,390
KLA-Tencor Corp.	18,600	1,286,004
Knowles Corp.*	10,350	326,749
Kohl’s Corp.(a)	27,300	1,550,640
Kroger Co. (The)	57,784	2,522,272
L-3 Communications Holdings, Inc.	18,400	2,173,960
Laboratory Corp. of America Holdings*(a)	52,333	5,139,624
Lancaster Colony Corp.	18,700	1,859,154
Landstar System, Inc.	14,200	840,924
Leggett & Platt, Inc.	45,100	1,472,064
Lexmark International, Inc. (Class A Stock)	32,400	1,499,796
Lockheed Martin Corp.	24,768	4,043,128
Lorillard, Inc.	82,559	4,464,791
LTC Properties, Inc., REIT	3,300	124,179
LyondellBasell Industries NV (Class A Stock)	69,800	6,208,012
Magellan Health Services, Inc.*	22,400	1,329,440
Manhattan Associates, Inc.*	12,000	420,360
Marathon Petroleum Corp.	26,900	2,341,376
Mattel, Inc.	27,900	1,119,069
Maxim Integrated Products, Inc.	94,000	3,113,280
MBIA, Inc.*	34,100	477,059
McDonald’s Corp.	39,578	3,879,831
McGraw Hill Financial, Inc.	7,600	579,880
MEDNAX, Inc.*(a)	41,500	2,572,170
Medtronic, Inc.	143,700	8,843,298
Merck & Co., Inc.	130,828	7,427,106
Meredith Corp.	13,100	608,233
Meridian Bioscience, Inc.	7,600	165,604
Microsoft Corp.	230,400	9,444,096
Molson Coors Brewing Co. (Class B Stock)	13,709	806,912
Monsanto Co.	5,300	602,981
Morningstar, Inc.	1,600	126,432
MSC Industrial Direct Co., Inc. (Class A Stock)	9,300	804,636
Murphy Oil Corp.	38,700	2,432,682
Myriad Genetics, Inc.*(a)	67,800	2,318,082
National Western Life Insurance Co. (Class A Stock)	2,136	522,252
Nature’s Sunshine Products, Inc.	14,800	203,944
NetApp, Inc.	66,800	2,464,920
NeuStar, Inc. (Class A Stock)*(a)	36,900	1,199,619
NewMarket Corp.	2,935	1,146,939
Nordstrom, Inc.	12,886	804,731
Norfolk Southern Corp.	3,200	310,944
Northrop Grumman Corp.	42,100	5,194,298

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Nu Skin Enterprises, Inc. (Class A Stock)	5,800	$480,530
Nutraceutical International Corp.*	20,900	543,191
NVIDIA Corp.	106,900	1,914,579
Occidental Petroleum Corp.(a)	51,500	4,907,435
Omnicom Group, Inc.	11,030	800,778
OmniVision Technologies, Inc.*	6,500	115,050
Oracle Corp.	171,200	7,003,792
O’Reilly Automotive, Inc.*	3,400	504,526
Parker Hannifin Corp.	16,100	1,927,331
Paychex, Inc.	31,100	1,324,860
PDL BioPharma, Inc.(a)	271,500	2,256,165
PepsiCo, Inc.	59,744	4,988,624
PetMed Express, Inc.	9,500	127,395
PetSmart, Inc.(a)	9,000	620,010
Pfizer, Inc.	226,601	7,278,424
Philip Morris CR A/S	842	481,293
Philip Morris International, Inc.	50,700	4,150,809
Phillips 66	13,750	1,059,575
Pitney Bowes, Inc.	44,700	1,161,753
Polaris Industries, Inc.	4,100	572,811
Portfolio Recovery Associates, Inc.*	9,100	526,526
PPG Industries, Inc.	3,000	580,380
Priceline Group, Inc. (The)*	900	1,072,701
ProAssurance Corp.	38,100	1,696,593
Procter & Gamble Co. (The)	20,895	1,684,137
Protective Life Corp.	74,900	3,938,991
QUALCOMM, Inc.	44,900	3,540,814
Quality Systems, Inc.	50,800	857,504
Quest Diagnostics, Inc.(a)	114,000	6,602,880
Questcor Pharmaceuticals, Inc.(a)	14,300	928,499
Ralph Lauren Corp.	4,200	675,906
Raytheon Co.	57,800	5,710,062
Reinsurance Group of America, Inc.	16,600	1,321,858
RenaissanceRe Holdings Ltd.	52,500	5,124,000
Republic Services, Inc.	23,498	802,692
ResMed, Inc.(a)	24,200	1,081,498
Reynolds American, Inc.	67,000	3,579,140
Rockwell Collins, Inc.	19,100	1,521,697
Rollins, Inc.	10,300	311,472
Ross Stores, Inc.	8,600	615,330
Schlumberger Ltd.	6,200	604,500
Schweitzer-Mauduit International, Inc.	12,500	532,375
Scripps Networks Interactive, Inc. (Class A Stock)	17,700	1,343,607
Seagate Technology PLC(a)	45,300	2,544,048
SEI Investments Co.	17,400	584,814
Sigma-Aldrich Corp.	7,900	737,702
Sonoco Products Co.	10,800	443,016
Southern Co. (The)	4,585	201,465
St. Jude Medical, Inc.	39,000	2,550,210
StanCorp Financial Group, Inc.	13,800	921,840
Staples, Inc.	139,800	1,585,332
Steven Madden Ltd.*	9,950	358,001
Strayer Education, Inc.*(a)	4,700	218,221
Stryker Corp.	35,800	2,916,626
Symantec Corp.	99,800	1,993,006
Symetra Financial Corp.	65,300	1,294,246
Synopsys, Inc.*	20,759	797,353
Syntel, Inc.*	6,500	584,350
Sysco Corp.	74,400	2,688,072
T. Rowe Price Group, Inc.	14,200	1,169,370

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Target Corp.	9,600	$580,896
Techne Corp.	6,300	537,831
Teradata Corp.*(a)	30,300	1,490,457
Terra Nitrogen Co. LP(a)	11,200	1,704,416
Time Warner Cable, Inc.	5,938	814,575
TJX Cos., Inc.	22,300	1,352,495
Torchmark Corp.	20,041	1,577,227
Transocean Ltd. (CHI-X)	19,653	810,291
Transocean Ltd. (NYSE)(a)	12,200	504,348
Travelers Cos., Inc. (The)	9,535	811,429
Tupperware Brands Corp.	8,700	728,712
U.S. Bancorp.	18,839	807,440
Union Pacific Corp.	12,200	2,289,452
United Technologies Corp.	1,910	223,164
United Therapeutics Corp.*(a)	33,000	3,102,990
UnitedHealth Group, Inc.(a)	70,300	5,763,897
Universal Health Services, Inc. (Class B Stock)	15,500	1,272,085
Universal Insurance Holdings, Inc.	28,500	361,950
Unum Group.	45,400	1,603,074
Urban Outfitters, Inc.*	11,300	412,111
USANA Health Sciences, Inc.*(a)	8,900	670,526
Validus Holdings Ltd.	49,700	1,874,187
Valmont Industries, Inc.	9,800	1,458,632
Varian Medical Systems, Inc.*(a)	18,900	1,587,411
Verizon Communications, Inc., (NYSE)	65,823	3,131,200
Verizon Communications, Inc., (XLON)	27,014	1,288,028
W.R. Berkley Corp.	18,362	764,226
W.W. Grainger, Inc.	3,000	757,980
Waddell & Reed Financial, Inc. (Class A Stock)	9,400	692,028
Wal-Mart Stores, Inc.	48,155	3,680,487
Waste Management, Inc.	19,465	818,893
Waters Corp.*	4,600	498,686
Wells Fargo & Co.	16,214	806,484
Western Digital Corp.	36,000	3,305,520
Western Refining, Inc.(a)	10,700	413,020
Western Union Co. (The)(a)	142,600	2,332,936
Wiley, (John) & Sons, Inc. (Class A Stock)	5,900	340,076
Williams-Sonoma, Inc.(a)	5,600	373,184
Windstream Holdings, Inc.	99,025	815,966
Wisconsin Energy Corp.	17,340	807,177
World Acceptance Corp.*(a)	6,000	450,480
Zimmer Holdings, Inc.	60,300	5,703,174

		577,136,249

TOTAL COMMON STOCKS (cost $1,177,381,058)		1,293,358,202

EXCHANGE TRADED FUNDS — 5.2%
iShares Gold Trust ETF*(a)	4,389,056	54,599,857
SPDR Barclays Convertible Securities ETF(a)	1,146,502	55,479,232
Vanguard REIT ETF(a)	1,436,593	101,452,198

TOTAL EXCHANGE TRADED FUNDS (cost $216,506,879)		211,531,287

PREFERRED STOCKS — 0.2%
Brazil — 0.1%
AES Tiete SA (PRFC)	83,200	661,493
Cia Energetica de Sao Paulo (PRFC B)	29,200	341,546
Vale SA (PRFC)	107,300	1,338,294

	Shares	Value
PREFERRED STOCKS (Continued)
Brazil (cont’d.)
Vale SA (PRFC), ADR	121,500	$1,512,675

		3,854,008

Germany
Fuchs Petrolub AG (PRFC)	6,594	662,492

United States — 0.1%
Goldman Sachs Group, Inc. (The) (PRFC)	38,000	905,920
Hartford Financial Services Group, Inc. (PRFC)	20,820	616,688
SCE Trust III (PRFC)	13,000	332,800
State Street Corp. (PRFC)*	40,000	1,035,600

		2,891,008

TOTAL PREFERRED STOCKS (cost $7,610,060)		7,407,508

	Units
RIGHTS*
Australia
Kingsgate Consolidated Ltd., expiring 04/09/14	20,085	—

Hong Kong
New World Development Co. Ltd., expiring 04/14/14	148,667	30,667

Italy
Banco Popolare Societa Cooperativa,expiring 04/17/14	16,331	139,039

TOTAL RIGHTS (cost $65,549)		169,706

	Shares
UNAFFILIATED MUTUAL FUNDS — 8.9%
Goldman Sachs Small Cap Value Fund (Institutional Shares)	1,718,608	98,751,190
MFS Emerging Markets Debt Fund (Institutional Shares)	5,538,242	81,799,834
T. Rowe Price Institutional High Yield Fund (Institutional Shares)	2,927,871	28,898,083
T. Rowe Price Value Fund (Retail Shares)	4,243,775	148,532,129

TOTAL UNAFFILIATED MUTUAL FUNDS (cost $304,036,071)		357,981,236

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.1%
Collateralized Loan Obligations — 0.1%
Business Mortgage Finance 1 PLC (United Kingdom),
Series 1, Class M
3.317%(c)	07/20/36	GBP 532	896,010
Lambda Finance BV (United Kingdom),
Series 2007-1A, Class A3, 144A
0.385%(c)	09/20/31	13	13,181
Series 2007-1X, Class A

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
0.385%(c)	09/20/31		4	$3,528
Series 2007-1X, Class AB1
0.714%(c)	09/20/31		GBP 1,116	1,825,645

TOTAL ASSET-BACKED SECURITIES (cost $2,513,709)				2,738,364

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.3%
DECO Series (Ireland),
Series 2007-E6X, Class A
0.510%(c)	04/27/18		EUR 1,595	2,060,671
Series 2012-MHLX, Class A
2.790%(c)	07/28/21		GBP 2,000	3,334,278
Epic Opera Arlington Ltd. (Ireland),
Series ARL2, Class A
0.770%(c)	07/28/16		GBP 745	1,236,622
German Residential Funding PLC (Ireland),
Series 2013-1, Class B
1.889%(c)	08/27/24		EUR 7,741	10,809,680
LCP Proudreed PLC (United Kingdom),
Series 1, Class A
0.783%(c)	08/25/16		GBP 2,130	3,528,439
Nemus II Arden PLC (United Kingdom),
Series 2006-2, Class A
0.754%(c)	02/15/20		GBP 2,418	3,943,871
Sandwell Commercial Finance PLC (United Kingdom),
Series 2, Class A
0.925%(c)	09/30/37		GBP 3,640	5,947,675
Semper Finance Ltd. (United Kingdom),
Series 2006-1, Class B
0.643%(c)	09/30/84		EUR 1,750	2,386,919
Series 2006-1, Class C
0.833%(c)	09/30/84		EUR 5,950	8,027,381
Talisman-7 Finance Ltd. (Ireland),
Series 7, Class A
0.427%(c)	04/22/17		EUR 6,811	9,335,809
Taurus PLC (United Kingdom),
Series 2013-GMF1, Class B
1.787%(c)	05/21/24		EUR 775	1,079,004
Titan Europe PLC (Ireland),
Series 2006-2X, Class A
0.492%(c)	01/23/16		EUR 1,530	2,086,713

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $50,653,787)				53,777,062

CORPORATE BONDS — 21.0%
Australia — 0.1%
BHP Billiton Finance USA Ltd.,
Gtd. Notes
5.000%	09/30/43		2,245	2,375,619
FMG Resources August 2006 Pty Ltd.,
Gtd. Notes, 144A
8.250%	11/01/19	(a)	645	709,500

				3,085,119

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Barbados
Columbus International, Inc.,
Gtd. Notes, 144A
7.375%	03/30/21		600	$617,250

Belgium — 0.1%
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
3.750%	07/15/42		2,215	1,974,646
Taminco Global Chemical Corp.,
Sec’d. Notes, 144A
9.750%	03/31/20		340	383,350

				2,357,996

Brazil — 0.1%
Odebrecht Finance Ltd.,
Gtd. Notes, 144A
5.125%	06/26/22	(a)	2,850	2,842,875

Canada — 0.5%
Agrium, Inc.,
Sr. Unsec’d. Notes
3.150%	10/01/22		1,000	944,516
Barrick North America Finance LLC,
Gtd. Notes
4.400%	05/30/21		2,875	2,896,925
Calfrac Holdings LP,
Gtd. Notes, 144A
7.500%	12/01/20		1,010	1,060,500
Canadian Natural Resources Ltd.,
Sr. Unsec’d. Notes
5.700%	05/15/17		700	787,839
Canadian Pacific Railway Ltd.,
Sr. Unsec’d. Notes
5.750%	01/15/42		2,510	2,909,374
Cogeco Cable, Inc.,
Gtd. Notes, 144A
4.875%	05/01/20		1,655	1,646,725
Fairfax Financial Holdings Ltd.,
Sr. Unsec’d. Notes, 144A
5.800%	05/15/21		2,395	2,526,818
Gibson Energy, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	07/15/21		910	975,975
MEG Energy Corp.,
Gtd. Notes, 144A
7.000%	03/31/24	(a)	1,570	1,660,275
Suncor Energy, Inc.,
Sr. Unsec’d. Notes
6.100%	06/01/18		700	808,520
6.850%	06/01/39		1,445	1,858,280
Videotron Ltd.,
Gtd. Notes, 144A
5.375%	06/15/24		1,395	1,401,975

				19,477,722

Chile — 0.1%
Banco Santander Chile,
Sr. Unsec’d. Notes, 144A
3.875%	09/20/22		2,115	2,051,119

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Chile (cont’d.)
VTR Finance BV,
Sr. Sec’d. Notes, 144A
6.875%	01/15/24		1,200	$1,248,000

				3,299,119

China — 0.2%
CNOOC Curtis Funding No 1 Pty Ltd.,
Gtd. Notes, 144A
4.500%	10/03/23		1,890	1,923,007
CNOOC Finance 2013 Ltd.,
Gtd. Notes
3.000%	05/09/23		2,260	2,044,685
Want Want China Finance Ltd.,
Gtd. Notes, 144A
1.875%	05/14/18		4,050	3,903,572

				7,871,264

Denmark — 0.1%
Danske Bank A/S,
Sr. Unsec’d. Notes, 144A
3.875%	04/14/16		2,355	2,479,528

France — 0.7%
BNP Paribas SA,
Bank Gtd. Notes, MTN
3.250%	03/03/23	(a)	3,715	3,606,994
Sr. Unsec’d. Notes, MTN
2.375%	09/14/17		2,075	2,125,281
BPCE SA,
Bank Gtd. Notes
2.500%	12/10/18	(a)	5,150	5,174,540
Sub. Notes, 144A
5.700%	10/22/23		1,785	1,855,454
Electricite de France,
Sr. Unsec’d. Notes, 144A
6.500%	01/26/19		1,230	1,455,985
Sub. Notes, 144A
5.250%(c)	01/29/49		4,730	4,737,095
Societe Generale SA,
Bank Gtd. Notes
2.750%	10/12/17	(a)	2,785	2,866,322
Sub. Notes, 144A
5.000%	01/17/24	(a)	7,060	7,035,488
Total Capital SA,
Gtd. Notes
2.300%	03/15/16		1,170	1,207,344

				30,064,503

Germany — 0.4%
Deutsche Annington Finance BV,
Gtd. Notes, 144A
3.200%	10/02/17		2,805	2,879,001
Deutsche Telekom International Finance BV,
Gtd. Notes, 144A
2.250%	03/06/17		800	818,286
FMS Wertmanagement AoeR,
Gov’t. Gtd. Notes
1.625%	11/20/18		3,980	3,954,158

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Germany (cont’d.)
KFW,
Gov’t. Gtd. Notes, MTN
2.750%	09/08/20		3,035	$3,095,032
Norddeutsche Landesbank Girozentrale,
Sec’d. Notes, 144A
0.875%	10/16/15		4,600	4,618,124
Schaeffler Finance BV,
Sr. Sec’d. Notes, 144A
4.750%	05/15/21	(a)	525	536,813
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH,
Sr. Sec’d. Notes, 144A
5.500%	01/15/23		940	958,800

				16,860,214

Ireland — 0.1%
Fly Leasing Ltd.,
Gtd. Notes
6.750%	12/15/20		1,500	1,567,500
XLIT Ltd.,
Gtd. Notes
5.250%	09/15/14		545	556,241
5.750%	10/01/21		1,170	1,348,516

				3,472,257

Italy — 0.1%
Telecom Italia Capital SA,
Gtd. Notes
6.000%	09/30/34		395	368,337
7.200%	07/18/36		400	407,000
Wind Acquisition Finance SA,
Sec’d. Notes, 144A
11.750%	07/15/17		400	421,500
Sr. Sec’d. Notes, 144A
7.250%	02/15/18	(a)	1,200	1,266,000
Wind Acquisition Holdings Finance SA,
Sr. Sec’d. Notes, PIK, 144A
12.250%	07/15/17		738	773,305

				3,236,142

Jamaica — 0.1%
Digicel Group Ltd.,
Sr. Unsec’d. Notes, 144A
7.125%	04/01/22		250	252,813
Digicel Ltd.,
Sr. Unsec’d. Notes, 144A
6.000%	04/15/21		750	766,875
7.000%	02/15/20		500	520,000
8.250%	09/01/17		735	764,400

				2,304,088

Luxembourg — 0.1%
Aguila 3 SA,
Sr. Sec’d. Notes, 144A
7.875%	01/31/18		910	966,875
ArcelorMittal,
Sr. Unsec’d. Notes
7.500%	10/15/39		1,555	1,607,481
ConvaTec Finance International SA,
Sr. Unsec’d. Notes, PIK, 144A
8.250%	01/15/19		930	957,900

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Luxembourg (cont’d.)
INEOS Group Holdings SA,
Gtd. Notes, 144A
6.125%	08/15/18		200	$207,500
Intelsat Jackson Holdings SA,
Gtd. Notes
6.625%	12/15/22		505	525,200
Intelsat Luxembourg SA,
Gtd. Notes, 144A
8.125%	06/01/23		1,115	1,181,900

				5,446,856

Mexico — 0.4%
Comision Federal de Electricidad,
Sr. Unsec’d. Notes, 144A
4.875%	05/26/21		3,070	3,200,475
Kansas City Southern de Mexico SA de CV,
Sr. Unsec’d. Notes
3.000%	05/15/23		1,785	1,643,917
Pemex Project Funding Master Trust,
Gtd. Notes
6.625%	06/15/35		305	338,550
Petroleos Mexicanos,
Gtd. Notes
4.875%	01/24/22		5,050	5,277,250
4.875%	01/18/24		2,100	2,168,250
Gtd. Notes, 144A
6.375%	01/23/45		4,230	4,563,113

				17,191,555

Netherlands — 0.3%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
Bank Gtd. Notes
3.950%	11/09/22	(a)	2,130	2,115,450
Sr. Unsec’d. Notes
2.250%	01/14/19		1,290	1,286,407
Koninklijke KPN NV,
Sr. Sub. Notes, 144A
7.000%(c)	03/28/73		2,380	2,462,693
LYB International Finance BV,
Gtd. Notes
5.250%	07/15/43	(a)	3,410	3,590,976
NXP BV/NXP Funding LLC,
Gtd. Notes, 144A
5.750%	03/15/23		715	750,750
Shell International Finance BV,
Gtd. Notes
2.375%	08/21/22		3,000	2,824,644

				13,030,920

Norway
Eksportfinans ASA,
Sr. Unsec’d. Notes
2.000%	09/15/15	(a)	1,610	1,597,925

Peru
BBVA Banco Continental SA,
Sr. Unsec’d. Notes, 144A
3.250%	04/08/18		1,700	1,708,500

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Poland
Eileme 2 AB,
Sr. Sec’d. Notes, 144A
11.625%	01/31/20		285	$339,506

Russia
Lukoil International Finance BV,
Gtd. Notes, 144A
4.563%	04/24/23	(a)	1,715	1,569,225

South Africa
Sappi Papier Holding GmbH,
Sr. Sec’d. Notes, 144A
6.625%	04/15/21	(a)	1,100	1,141,250

Spain — 0.1%
BBVA US Sr. SAU,
Bank Gtd. Notes
4.664%	10/09/15		1,455	1,528,042
Nara Cable Funding Ltd.,
Sr. Sec’d. Notes, 144A
8.875%	12/01/18		1,615	1,758,331

				3,286,373

Supranational Bank — 0.1%
European Investment Bank,
Sr. Unsec’d. Notes
4.875%	02/15/36		3,810	4,379,862

Sweden
Swedbank Hypotek AB,
Covered Bonds, 144A
2.375%	04/05/17	(a)	1,390	1,433,938

Switzerland — 0.3%
Glencore Funding LLC,
Gtd. Notes, 144A
4.125%	05/30/23	(a)	3,090	2,951,213
UBS AG,
Covered Bonds, 144A
1.875%	01/23/15		4,745	4,800,944
2.250%	03/30/17		2,630	2,706,412

				10,458,569

United Kingdom — 1.5%
Abbey National Treasury Services PLC,
Bank Gtd. Notes
3.050%	08/23/18		1,495	1,539,201
Ashtead Capital, Inc.,
Sec’d. Notes, 144A
6.500%	07/15/22		785	853,687
Barclays Bank PLC,
Sr. Unsec’d. Notes
6.750%	05/22/19		1,150	1,379,771
Sub. Notes, 144A
6.050%	12/04/17		2,985	3,345,427
HSBC Holdings PLC,
Sr. Unsec’d. Notes
4.000%	03/30/22		5,745	5,966,326
4.875%	01/14/22		3,885	4,252,991
Sub. Notes
5.250%	03/14/44		1,865	1,885,806

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United Kingdom (cont’d.)
Ineos Finance PLC,
Sr. Sec’d. Notes, 144A
7.500%	05/01/20		1,295	$1,421,263
Jaguar Land Rover Automotive PLC,
Gtd. Notes, 144A
4.125%	12/15/18		485	496,519
5.625%	02/01/23		500	521,250
Lloyds Bank PLC,
Bank Gtd. Notes
2.300%	11/27/18	(a)	970	969,040
Lloyds TSB Bank PLC,
Bank Gtd. Notes, 144A
6.500%	09/14/20		2,860	3,267,699
Rio Tinto Finance USA Ltd.,
Gtd. Notes
7.125%	07/15/28		825	1,048,839
8.950%	05/01/14		700	704,688
9.000%	05/01/19		595	773,987
Rio Tinto Finance USA PLC,
Gtd. Notes
2.250%	12/14/18		3,010	3,009,753
3.500%	03/22/22		1,885	1,885,714
Royal Bank of Scotland Group PLC,
Sub. Notes
6.000%	12/19/23		395	404,461
6.100%	06/10/23		1,050	1,089,920
Royal Bank of Scotland PLC (The),
Bank Gtd. Notes
5.625%	08/24/20		4,695	5,301,491
Sr. Unsec’d. Notes
1.875%	03/31/17		5,495	5,499,160
Sable International Finance Ltd.,
Sr. Sec’d. Notes, 144A
8.750%	02/01/20		720	811,800
Standard Chartered PLC,
Sub. Notes, 144A
3.950%	01/11/23		1,245	1,189,276
5.700%	03/26/44		5,115	5,066,919
Trinity Acquisition PLC,
Gtd. Notes
6.125%	08/15/43		1,855	1,959,461
UBM PLC,
Notes, 144A
5.750%	11/03/20		1,405	1,505,577
Vodafone Group PLC,
Sr. Unsec’d. Notes
5.625%	02/27/17		880	987,993
WPP Finance UK,
Gtd. Notes
8.000%	09/15/14		2,570	2,653,936

				59,791,955

United States — 15.6%
21st Century Fox America, Inc.,
Gtd. Notes
4.500%	02/15/21		3,300	3,580,609
6.650%	11/15/37		1,790	2,186,301

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Academy Ltd./Academy Finance Corp.,
Gtd. Notes, 144A
9.250%	08/01/19		1,140	$1,244,025
Access Midstream Partners LP/ACMP Finance Corp.,
Gtd. Notes
4.875%	03/15/24		450	448,875
5.875%	04/15/21		895	953,175
6.125%	07/15/22		240	258,300
Activision Blizzard, Inc.,
Gtd. Notes, 144A
5.625%	09/15/21		1,125	1,203,750
AES Corp.,
Sr. Unsec’d. Notes
4.875%	05/15/23		815	778,325
5.500%	03/15/24	(a)	245	243,163
Aetna, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/42		465	457,248
Ahern Rentals, Inc.,
Sec’d. Notes, 144A
9.500%	06/15/18	(a)	620	685,875
Air Lease Corp.,
Sr. Unsec’d. Notes
4.750%	03/01/20		1,150	1,219,000
Aircastle Ltd.,
Sr. Unsec’d. Notes
4.625%	12/15/18		465	476,044
6.250%	12/01/19		1,115	1,204,200
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
3.900%	06/15/23		2,155	2,081,312
Alliance One International, Inc.,
Sec’d. Notes
9.875%	07/15/21	(a)	865	884,463
Ally Financial, Inc.,
Gtd. Notes
3.500%	07/18/16		635	654,050
4.625%	06/26/15		1,215	1,259,044
5.500%	02/15/17		750	813,750
7.500%	09/15/20		3,000	3,566,250
Altria Group, Inc.,
Gtd. Notes
4.000%	01/31/24		2,750	2,755,211
4.750%	05/05/21		1,520	1,658,820
10.200%	02/06/39		888	1,457,236
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	03/15/21		650	692,250
6.625%	10/15/22	(a)	980	1,062,075
7.750%	11/15/19		350	404,250
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.750%	04/15/23		2,165	2,064,988
American Express Centurion Bank,
Sr. Unsec’d. Notes
6.000%	09/13/17		1,500	1,723,092
American International Group, Inc.,
Sr. Unsec’d. Notes
6.400%	12/15/20	(a)	3,330	3,967,502

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Sr. Unsec’d. Notes, MTN
5.600%	10/18/16		1,675	$1,854,485
AmeriGas Finance LLC/AmeriGas Finance Corp.,
Gtd. Notes
6.750%	05/20/20		1,210	1,309,825
Amgen, Inc.,
Sr. Unsec’d. Notes
3.875%	11/15/21		1,960	2,044,337
4.500%	03/15/20		1,945	2,102,706
Amkor Technology, Inc.,
Sr. Unsec’d. Notes
6.625%	06/01/21		1,080	1,152,900
Apple, Inc.,
Sr. Unsec’d. Notes
2.400%	05/03/23	(a)	4,550	4,219,115
APX Group, Inc.,
Gtd. Notes
8.750%	12/01/20		450	457,875
Sr. Sec’d. Notes
6.375%	12/01/19		855	872,100
AT&T, Inc.,
Sr. Unsec’d. Notes
2.950%	05/15/16		800	833,101
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.,
Gtd. Notes
5.875%	08/01/23	(a)	1,045	1,031,937
Aurora USA Oil & Gas, Inc.,
Gtd. Notes, 144A
9.875%	02/15/17		680	749,700
AutoZone, Inc.,
Sr. Unsec’d. Notes
2.875%	01/15/23		3,795	3,533,616
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.,
Gtd. Notes
6.000%	10/15/21		360	373,500
7.750%	02/15/19		1,547	1,670,760
Bank of America Corp.,
Jr. Sub. Notes
5.200%(c)	12/29/49		1,260	1,184,400
Sr. Unsec’d. Notes
5.625%	07/01/20		7,585	8,631,336
Sr. Unsec’d. Notes, MTN
1.104%(c)	04/01/19		4,015	4,011,105
3.300%	01/11/23		8,075	7,785,019
Bank of America NA,
Sub. Notes
6.100%	06/15/17		1,400	1,583,588
Beazer Homes USA, Inc.,
Sr. Sec’d. Notes
6.625%	04/15/18		1,030	1,107,250
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II,
Gtd. Notes, 144A
5.625%	12/15/16		1,450	1,486,250
Biomet, Inc.,
Gtd. Notes
6.500%	08/01/20		1,760	1,895,520

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
BlueLine Rental Finance Corp.,
Sec’d. Notes, 144A
7.000%	02/01/19	(a)	1,215	$1,284,863
BOE Intermediate Holding Corp.,
Sr. Unsec’d. Notes, PIK, 144A
9.000%	11/01/17		1,798	1,959,575
BOE Merger Corp.,
Sr. Unsec’d. Notes, PIK, 144A
9.500%	11/01/17		855	906,300
Bon-Ton Department Stores, Inc. (The),
Sec’d. Notes
8.000%	06/15/21	(a)	725	700,531
Boston Properties LP,
Sr. Unsec’d. Notes
3.125%	09/01/23		1,095	1,027,474
3.850%	02/01/23	(a)	4,265	4,300,873
Boston Scientific Corp.,
Sr. Unsec’d. Notes
2.650%	10/01/18		1,560	1,571,775
4.125%	10/01/23		1,560	1,581,701
BreitBurn Energy Partners LP/BreitBurn Finance Corp.,
Gtd. Notes
7.875%	04/15/22	(a)	720	779,400
Brocade Communications Systems, Inc.,
Gtd. Notes, 144A
4.625%	01/15/23		1,660	1,585,300
Burlington Coat Factory Warehouse Corp.,
Gtd. Notes
10.000%	02/15/19		585	653,006
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.400%	03/15/42		2,160	2,048,110
Caesars Entertainment Resorts Properties LLC/Caesars Entertainment Resort Properties,
Sec’d. Notes, 144A
11.000%	10/01/21	(a)	450	472,500
Sr. Sec’d. Notes, 144A
8.000%	10/01/20	(a)	1,120	1,178,800
Calpine Corp.,
Sr. Sec’d. Notes, 144A
6.000%	01/15/22		375	393,750
7.500%	02/15/21		833	910,053
Calumet Specialty Products Partners LP/Calumet Finance Corp.,
Gtd. Notes, 144A
6.500%	04/15/21		600	604,500
Camden Property Trust,
Sr. Unsec’d. Notes
5.000%	06/15/15		1,310	1,375,562
Capital One Financial Corp.,
Sr. Unsec’d. Notes
4.750%	07/15/21		2,370	2,596,487
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
5.250%	09/30/22	(a)	2,695	2,661,313
CDW LLC/CDW Finance Corp.,
Gtd. Notes
8.500%	04/01/19		1,230	1,346,850

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
CenturyLink, Inc.,
Sr. Unsec’d. Notes
6.750%	12/01/23		1,440	$1,528,200
Chaparral Energy, Inc.,
Gtd. Notes
9.875%	10/01/20		820	932,750
Chesapeake Energy Corp.,
Gtd. Notes
6.125%	02/15/21	(a)	510	555,900
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc.,
Gtd. Notes
6.625%	11/15/19		1,900	1,971,250
Chevron Corp.,
Sr. Unsec’d. Notes
3.191%	06/24/23		2,080	2,054,786
Chrysler Group LLC/CG Co-Issuer, Inc.,
Sec’d. Notes
8.000%	06/15/19	(a)	645	706,275
Sec’d. Notes, 144A
8.000%	06/15/19		250	273,750
CHS/Community Health Systems, Inc.,
Gtd. Notes, 144A
6.875%	02/01/22		440	459,800
Sr. Sec’d. Notes, 144A
5.125%	08/01/21		640	656,000
Churchill Downs, Inc.,
Gtd. Notes, 144A
5.375%	12/15/21		460	469,200
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
5.500%	01/15/40		1,900	2,164,009
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.000%	08/15/22	(a)	1,590	1,649,625
5.000%	08/01/23	(a)	500	511,250
Citigroup, Inc.,
Jr. Sub. Notes
5.350%(c)	04/29/49		795	737,363
Sr. Unsec’d. Notes
3.375%	03/01/23	(a)	2,930	2,833,442
8.125%	07/15/39		2,815	4,071,351
Sub. Notes
6.675%	09/13/43	(a)	6,195	7,254,351
Claire’s Stores, Inc.,
Gtd. Notes, 144A
7.750%	06/01/20		475	365,750
Clear Channel Communications, Inc.,
Sr. Sec’d. Notes
9.000%	12/15/19		850	892,500
CMS Energy Corp.,
Sr. Unsec’d. Notes
4.875%	03/01/44		1,305	1,329,569
Comcast Corp.,
Gtd. Notes
4.500%	01/15/43		1,965	1,916,525
4.750%	03/01/44		920	933,830
Commercial Metals Co.,
Sr. Unsec’d. Notes
4.875%	05/15/23		535	513,600

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
ConAgra Foods, Inc.,
Sr. Unsec’d. Notes
1.900%	01/25/18		800	$793,246
Concho Resources, Inc.,
Gtd. Notes
5.500%	04/01/23		1,100	1,144,000
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
6.000%	12/15/20		470	492,325
Gtd. Notes, 144A
6.125%	03/01/22		1,190	1,243,550
Crown Americas LLC/Crown Americas Capital Corp. IV,
Gtd. Notes
4.500%	01/15/23		1,255	1,198,525
CSX Corp.,
Sr. Unsec’d. Notes
6.150%	05/01/37		940	1,122,342
CVS Caremark Corp.,
Sr. Unsec’d. Notes
2.250%	12/05/18		2,285	2,286,819
5.750%	06/01/17		821	928,616
CyrusOne LP/CyrusOne Finance Corp.,
Gtd. Notes
6.375%	11/15/22		985	1,039,175
Dana Holding Corp.,
Sr. Unsec’d. Notes
5.375%	09/15/21		1,250	1,300,000
6.500%	02/15/19		265	282,887
Darling International, Inc.,
Gtd. Notes, 144A
5.375%	01/15/22	(a)	1,150	1,181,625
Delphi Corp.,
Gtd. Notes
4.150%	03/15/24		1,850	1,847,767
Denbury Resources, Inc.,
Gtd. Notes
4.625%	07/15/23		785	730,050
Digital Realty Trust LP,
Gtd. Notes
5.250%	03/15/21	(a)	1,305	1,372,016
5.875%	02/01/20	(a)	2,066	2,261,929
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
2.400%	03/15/17		4,350	4,444,952
3.550%	03/15/15		800	821,934
5.150%	03/15/42		365	345,068
DISH DBS Corp.,
Gtd. Notes
4.250%	04/01/18		635	662,781
5.000%	03/15/23		1,805	1,818,537
Duke Energy Carolinas LLC,
First Mortgage
4.300%	06/15/20		1,800	1,959,961
Duke Energy Corp.,
Sr. Unsec’d. Notes
5.050%	09/15/19		1,925	2,146,454
Duke Energy Florida, Inc.,
First Mortgage
6.400%	06/15/38	(a)	1,720	2,217,993

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
DuPont Fabros Technology LP,
Gtd. Notes
5.875%	09/15/21		1,460	$1,543,950
Edgen Murray Corp.,
Sr. Sec’d. Notes, 144A
8.750%	11/01/20		671	775,005
El Paso Pipeline Partners Operating Co. LLC,
Gtd. Notes
6.500%	04/01/20		1,740	1,991,588
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36	(a)	1,110	1,158,166
Endo Finance Co.,
Gtd. Notes, 144A
5.750%	01/15/22	(a)	625	640,625
Endo Health Solutions, Inc.,
Gtd. Notes
7.250%	01/15/22		1,145	1,239,463
Energy Transfer Equity LP,
Sr. Sec’d. Notes
5.875%	01/15/24		1,300	1,329,250
7.500%	10/15/20	(a)	400	457,500
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
4.150%	10/01/20		5,170	5,335,254
4.650%	06/01/21		60	63,075
Ensco PLC,
Sr. Unsec’d. Notes
4.700%	03/15/21		3,885	4,174,211
Entegris, Inc.,
Gtd. Notes, 144A
6.000%	04/01/22		1,680	1,717,800
Enterprise Products Operating LLC,
Gtd. Notes
5.200%	09/01/20		380	424,157
6.125%	10/15/39		2,000	2,333,312
6.450%	09/01/40		835	1,014,755
6.650%	04/15/18		2,000	2,343,246
ERP Operating LP,
Sr. Unsec’d. Notes
4.625%	12/15/21		2,600	2,810,818
EV Energy Partners LP/EV Energy Finance Corp.,
Gtd. Notes
8.000%	04/15/19		640	662,400
Express Scripts Holding Co.,
Gtd. Notes
4.750%	11/15/21		2,360	2,564,803
6.125%	11/15/41		2,285	2,707,595
Exterran Partners LP/EXLP Finance Corp.,
Gtd. Notes
6.000%	04/01/21		920	915,400
Ferrellgas LP/Ferrellgas Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.750%	01/15/22		465	484,763
Fidelity & Guaranty Life Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	04/01/21		440	468,600

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
First Data Corp.,
Gtd. Notes
10.625%	06/15/21		915	$1,029,375
11.750%	08/15/21		460	483,000
Sec’d. Notes, PIK, 144A
8.750%	01/15/22		1,436	1,568,830
Sr. Sec’d. Notes, 144A
7.375%	06/15/19		570	612,750
First Data Holdings, Inc.,
Sr. Unsec’d. Notes, PIK, 144A
14.500%	09/24/19		17	16,220
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
1.700%	05/09/16		2,150	2,174,007
4.375%	08/06/23	(a)	10,400	10,730,200
5.000%	05/15/18		1,865	2,058,455
Freeport-McMoRan Copper & Gold, Inc.,
Gtd. Notes
2.375%	03/15/18		2,800	2,791,964
3.100%	03/15/20		1,900	1,848,358
Sr. Unsec’d. Notes
3.550%	03/01/22		1,030	983,670
Freescale Semiconductor, Inc.,
Gtd. Notes
10.750%	08/01/20		430	498,800
Sr. Sec’d. Notes, 144A
6.000%	01/15/22	(a)	1,075	1,140,844
Gannett Co., Inc.,
Gtd. Notes, 144A
5.125%	10/15/19		470	491,737
5.125%	07/15/20		230	236,325
Genentech, Inc.,
Sr. Unsec’d. Notes
4.750%	07/15/15		800	842,690
General Electric Co.,
Sr. Unsec’d. Notes
4.125%	10/09/42	(a)	965	927,262
4.500%	03/11/44		5,110	5,189,271
General Mills, Inc.,
Sr. Unsec’d. Notes
5.700%	02/15/17		700	784,090
General Motors Co.,
Sr. Unsec’d. Notes, 144A
3.500%	10/02/18		565	575,594
General Motors Financial Co., Inc.,
Gtd. Notes
2.750%	05/15/16		1,270	1,286,637
GenOn Americas Generation LLC,
Sr. Unsec’d. Notes
8.500%	10/01/21	(a)	1,700	1,623,500
Genworth Holdings, Inc.,
Gtd. Notes
4.900%	08/15/23		1,905	1,997,604
Georgia Power Co.,
Sr. Unsec’d. Notes
4.300%	03/15/42		2,645	2,554,723
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.500%	04/01/21		3,740	4,095,442

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Golden Nugget Escrow, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	12/01/21	(a)	1,640	$1,672,800
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.625%	01/22/23	(a)	3,285	3,231,474
4.000%	03/03/24		1,830	1,821,888
5.250%	07/27/21		5,480	6,066,305
5.750%	01/24/22		2,310	2,619,353
Sr. Unsec’d. Notes, MTN
1.833%(c)	11/29/23		3,500	3,578,235
5.375%	03/15/20		3,965	4,423,901
Sub. Notes
6.750%	10/01/37		1,630	1,867,196
Gray Television, Inc.,
Gtd. Notes
7.500%	10/01/20		1,090	1,182,650
Gulfmark Offshore, Inc.,
Sr. Unsec’d. Notes
6.375%	03/15/22		235	243,225
H&E Equipment Services, Inc.,
Gtd. Notes
7.000%	09/01/22		1,075	1,182,500
Halcon Resources Corp.,
Gtd. Notes
8.875%	05/15/21	(a)	1,570	1,628,875
Gtd. Notes, 144A
9.750%	07/15/20		155	166,625
Hartford Financial Services Group, Inc.,
Sr. Unsec’d. Notes
6.625%	03/30/40		815	1,030,832
HCA Holdings, Inc.,
Sr. Unsec’d. Notes
7.750%	05/15/21	(a)	2,320	2,557,800
HCA, Inc.,
Gtd. Notes
5.875%	05/01/23		1,150	1,183,063
Sr. Sec’d. Notes
5.000%	03/15/24		350	350,656
HD Supply, Inc.,
Gtd. Notes
11.500%	07/15/20		325	386,750
Health Care REIT, Inc.,
Sr. Unsec’d. Notes
4.125%	04/01/19		1,425	1,509,760
Hiland Partners LP/Hiland Partners Finance Corp.,
Gtd. Notes, 144A
7.250%	10/01/20		485	527,437
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
4.400%	04/01/21		3,620	3,979,712
5.950%	04/01/41		895	1,086,077
HSBC Finance Corp.,
Sub. Notes
6.676%	01/15/21		2,360	2,753,981
Humana, Inc.,
Sr. Unsec’d. Notes
3.150%	12/01/22		3,605	3,429,631
7.200%	06/15/18		580	689,507

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
6.000%	08/01/20	(a)	1,135	$1,214,450
Gtd. Notes, 144A
4.875%	03/15/19		1,870	1,902,725
Infor US, Inc.,
Gtd. Notes
9.375%	04/01/19		1,220	1,374,025
ING US, Inc.,
Gtd. Notes
5.500%	07/15/22		4,545	5,098,181
International Business Machines Corp.,
Sr. Unsec’d. Notes
7.625%	10/15/18		7,285	9,041,173
International Lease Finance Corp.,
Sr. Unsec’d. Notes
8.875%	09/01/17		2,005	2,385,950
International Paper Co.,
Sr. Unsec’d. Notes
7.300%	11/15/39		895	1,167,606
9.375%	05/15/19		825	1,077,203
J. Crew Group, Inc.,
Gtd. Notes
8.125%	03/01/19	(a)	750	780,473
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
9.500%	12/01/19		1,100	1,223,750
Jefferies Group LLC,
Sr. Unsec’d. Notes
5.125%	01/20/23		3,445	3,620,750
Jones Energy Holdings LLC/Jones Energy Finance Corp.,
Gtd. Notes, 144A
6.750%	04/01/22		635	646,906
JPMorgan Chase & Co.,
Jr. Sub. Notes
6.125%(c)	12/29/49		840	826,817
Sr. Unsec’d. Notes
3.250%	09/23/22		10,680	10,520,772
4.400%	07/22/20		6,100	6,575,428
4.850%	02/01/44	(a)	1,460	1,488,683
JPMorgan Chase Bank NA,
Sub. Notes
6.000%	10/01/17		2,085	2,375,061
KB Home,
Gtd. Notes
4.750%	05/15/19		1,360	1,370,200
Kindred Healthcare, Inc.,
Gtd. Notes, 144A
6.375%	04/15/22		620	621,550
Kodiak Oil & Gas Corp.,
Gtd. Notes
5.500%	01/15/21	(a)	1,105	1,134,006
Kraft Foods Group, Inc.,
Sr. Unsec’d. Notes
6.125%	08/23/18		810	940,028
Kroger Co. (The),
Sr. Unsec’d. Notes
5.000%	04/15/42		1,205	1,209,278
5.150%	08/01/43		770	792,731

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
L Brands, Inc.,
Gtd. Notes
6.625%	04/01/21		955	$1,073,181
Lamar Media Corp.,
Gtd. Notes
5.000%	05/01/23		750	750,000
Landry’s, Inc.,
Sr. Notes, 144A
9.375%	05/01/20		1,565	1,723,456
Laredo Petroleum, Inc.,
Gtd. Notes, 144A
5.625%	01/15/22		540	546,750
Lennar Corp.,
Gtd. Notes
4.750%	11/15/22		1,150	1,118,375
Leucadia National Corp.,
Sr. Unsec’d. Notes
5.500%	10/18/23		2,165	2,255,573
Level 3 Communications, Inc.,
Sr. Unsec’d. Notes
8.875%	06/01/19		1,920	2,109,600
Levi Strauss & Co.,
Sr. Unsec’d. Notes
6.875%	05/01/22		1,105	1,212,737
7.625%	05/15/20		340	369,325
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
5.000%	06/01/21		1,015	1,092,373
6.500%	05/01/42		1,005	1,190,709
Lincoln National Corp.,
Sr. Unsec’d. Notes
4.850%	06/24/21		1,850	2,024,890
LKQ Corp.,
Gtd. Notes, 144A
4.750%	05/15/23		1,115	1,056,463
Lorillard Tobacco Co.,
Gtd. Notes
8.125%	06/23/19	(a)	2,955	3,652,537
Macy’s Retail Holdings, Inc.,
Gtd. Notes
2.875%	02/15/23	(a)	2,050	1,919,481
5.125%	01/15/42		2,075	2,139,595
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
5.125%	03/01/21	(a)	1,650	1,834,548
Marina District Finance Co., Inc.,
Sr. Sec’d. Notes
9.875%	08/15/18		275	295,625
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
4.800%	07/15/21		3,780	4,132,186
McKesson Corp.,
Sr. Unsec’d. Notes
7.500%	02/15/19		305	371,620
MDC Partners, Inc.,
Gtd. Notes, 144A
6.750%	04/01/20		810	852,525

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Memorial Production Partners LP/Memorial Production Finance Corp.,
Gtd. Notes
7.625%	05/01/21		360	$379,800
Gtd. Notes, 144A
7.625%	05/01/21		450	474,750
Meritage Homes Corp.,
Gtd. Notes
7.000%	04/01/22		370	407,925
MetLife, Inc.,
Jr. Sub. Notes
6.400%	12/15/66		5,005	5,280,275
MGM Resorts International,
Gtd. Notes
6.875%	04/01/16		495	540,787
7.750%	03/15/22	(a)	375	435,000
Michaels Stores, Inc.,
Gtd. Notes
7.750%	11/01/18		1,085	1,159,594
Microsoft Corp.,
Sr. Unsec’d. Notes
2.500%	02/08/16	(a)	3,400	3,522,944
MidAmerican Energy Holdings Co.,
Sr. Unsec’d. Notes
5.750%	04/01/18	(a)	900	1,024,438
6.500%	09/15/37		2,970	3,672,993
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC,
Gtd. Notes
9.250%	06/01/21	(a)	395	412,775
10.750%	10/01/20	(a)	920	1,016,600
Milacron LLC/Mcron Finance Corp.,
Gtd. Notes, 144A
7.750%	02/15/21		950	1,026,000
MISA Investments Ltd.,
Unsec’d. Notes, PIK, 144A
8.625%	08/15/18		480	494,400
Modular Space Corp.,
Sec’d. Notes, 144A
10.250%	01/31/19		320	332,800
Mohawk Industries, Inc.,
Sr. Unsec’d. Notes
3.850%	02/01/23		1,515	1,488,487
Morgan Stanley,
Sr. Unsec’d. Notes
3.750%	02/25/23	(a)	4,580	4,550,967
6.375%	07/24/42		1,965	2,397,046
Sr. Unsec’d. Notes, MTN
5.500%	01/26/20		2,660	2,999,913
5.500%	07/28/21		1,580	1,785,195
Mosaic Co. (The),
Sr. Unsec’d. Notes
3.750%	11/15/21		1,695	1,703,395
4.875%	11/15/41		270	256,968
Mustang Merger Corp.,
Sr. Unsec’d. Notes, 144A
8.500%	08/15/21		990	1,084,050
NBCUniversal Media LLC,
Gtd. Notes
4.375%	04/01/21		3,050	3,309,942
5.150%	04/30/20		5,890	6,654,145

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
NCR Corp.,
Sr. Unsec’d. Notes, 144A
5.875%	12/15/21		460	$484,150
6.375%	12/15/23		345	366,563
Neiman Marcus Group Ltd., Inc.,
Gtd. Notes, 144A
8.000%	10/15/21		375	412,031
Nes Rentals Holdings, Inc.,
Sec’d. Notes, 144A
7.875%	05/01/18		1,750	1,872,500
Nexstar Broadcasting, Inc.,
Gtd. Notes
6.875%	11/15/20	(a)	575	618,125
Nisource Finance Corp.,
Gtd. Notes
4.800%	02/15/44		1,065	1,019,980
6.125%	03/01/22		1,790	2,062,171
6.800%	01/15/19		1,000	1,184,176
Noble Energy, Inc.,
Sr. Unsec’d. Notes
4.150%	12/15/21		3,000	3,160,665
6.000%	03/01/41		1,260	1,439,897
Nordstrom, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	01/15/44		5,298	5,543,472
Nortek, Inc.,
Gtd. Notes
8.500%	04/15/21		1,455	1,625,963
Northern Oil and Gas, Inc.,
Gtd. Notes
8.000%	06/01/20		365	387,813
NRG Energy, Inc.,
Gtd. Notes
8.250%	09/01/20		615	674,963
Oasis Petroleum, Inc.,
Gtd. Notes, 144A
6.875%	03/15/22		320	346,400
Omega Healthcare Investors, Inc.,
Sr. Unsec’d. Notes, 144A
4.950%	04/01/24		3,405	3,332,725
Omnicom Group, Inc.,
Gtd. Notes
4.450%	08/15/20		3,880	4,138,451
5.900%	04/15/16		500	546,957
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37		910	1,097,556
8.625%	03/01/19		915	1,146,867
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	10/15/22		9,230	8,681,775
Pacific LifeCorp,
Sr. Unsec’d. Notes, 144A
5.125%	01/30/43		955	943,441
Parker Drilling Co.,
Gtd. Notes, 144A
6.750%	07/15/22		160	164,800

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Parsley Energy LLC/Parsley Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.500%	02/15/22		1,350	$1,424,250
Penn Virginia Corp.,
Gtd. Notes
8.500%	05/01/20		850	945,625
Penske Automotive Group, Inc.,
Gtd. Notes
5.750%	10/01/22		1,085	1,133,825
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
6.375%	05/16/38		1,525	1,881,987
Pinnacle Entertainment, Inc.,
Gtd. Notes
7.500%	04/15/21		830	898,475
Pioneer Energy Services Corp.,
Gtd. Notes, 144A
6.125%	03/15/22		245	249,287
Plains Exploration & Production Co.,
Gtd. Notes
6.625%	05/01/21		950	1,040,250
PNK Finance Corp.,
Gtd. Notes, 144A
6.375%	08/01/21		785	816,400
PPL Electric Utilities Corp.,
First Mortgage
4.750%	07/15/43		2,885	3,047,174
Public Service Co. of Colorado,
First Mortgage
4.750%	08/15/41		1,465	1,568,898
PVH Corp.,
Sr. Unsec’d. Notes
4.500%	12/15/22	(a)	230	227,125
Quicksilver Resources, Inc.,
Gtd. Notes
7.125%	04/01/16	(a)	885	825,263
Quiksilver, Inc./QS Wholesale, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	08/01/18	(a)	540	587,250
Qwest Corp.,
Sr. Unsec’d. Notes
6.750%	12/01/21		2,245	2,506,776
Regency Energy Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
5.875%	03/01/22		305	316,437
Rent-A-Center, Inc.,
Gtd. Notes
4.750%	05/01/21		1,240	1,156,300
Republic Services, Inc.,
Gtd. Notes
5.250%	11/15/21		2,895	3,236,303
Reynolds American, Inc.,
Gtd. Notes
3.250%	11/01/22		1,865	1,754,594
7.250%	06/15/37		210	260,181
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Gtd. Notes
9.000%	04/15/19		330	353,100
Sr. Sec’d. Notes

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
5.750%	10/15/20		1,000	$1,047,500
Rite Aid Corp.,
Sr. Sec’d. Notes
8.000%	08/15/20		950	1,054,500
RKI Exploration & Production LLC/RKI Finance Corp.,
Gtd. Notes, 144A
8.500%	08/01/21		1,130	1,220,400
Rohm & Haas Co.,
Sr. Unsec’d. Notes
6.000%	09/15/17		1,126	1,279,896
Rowan Cos., Inc.,
Gtd. Notes
5.400%	12/01/42		2,280	2,175,724
5.850%	01/15/44		1,220	1,239,486
Ryland Group, Inc. (The),
Gtd. Notes
5.375%	10/01/22		810	803,925
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	02/01/21		750	773,437
Sabra Health Care LP/Sabra Capital Corp.,
Gtd. Notes
5.375%	06/01/23		1,265	1,296,625
5.500%	02/01/21		880	919,600
SandRidge Energy, Inc.,
Gtd. Notes
7.500%	03/15/21		300	320,250
8.125%	10/15/22	(a)	1,410	1,536,900
Select Medical Corp.,
Gtd. Notes
6.375%	06/01/21		1,226	1,244,390
Gtd. Notes, 144A
6.375%	06/01/21		104	105,560
Sinclair Television Group, Inc.,
Gtd. Notes
6.375%	11/01/21		399	414,960
SIWF Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	06/01/21	(a)	890	925,600
SLM Corp.,
Sr. Unsec’d. Notes
5.500%	01/25/23	(a)	1,345	1,319,781
Sr. Unsec’d. Notes, MTN
4.875%	06/17/19		215	218,478
5.500%	01/15/19		1,410	1,491,075
6.000%	01/25/17		2,065	2,250,850
6.125%	03/25/24		1,400	1,398,250
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes, 144A
5.875%	08/01/21		945	980,437
Sonic Automotive, Inc.,
Gtd. Notes
7.000%	07/15/22	(a)	1,450	1,598,625
Southern California Edison Co.,
First Ref. Mortgage
5.500%	03/15/40		1,395	1,617,638
Southern Co. (The),
Sr. Unsec’d. Notes
2.375%	09/15/15		3,635	3,720,015

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Southern Power Co.,
Sr. Unsec’d. Notes
5.250%	07/15/43		3,090	$3,329,660
Sprint Communications, Inc.,
Sr. Unsec’d. Notes
6.000%	11/15/22	(a)	1,600	1,630,000
7.000%	08/15/20		1,025	1,117,250
9.125%	03/01/17		1,005	1,188,413
Sprint Corp.,
Gtd. Notes, 144A
7.250%	09/15/21		1,475	1,607,750
Steel Dynamics, Inc.,
Gtd. Notes
5.250%	04/15/23		555	564,713
6.125%	08/15/19		125	135,937
Sungard Availability Services Capital, Inc.,
Gtd. Notes, 144A
8.750%	04/01/22		435	435,544
Swiss Re Treasury US Corp.,
Gtd. Notes, 144A
2.875%	12/06/22		2,060	1,941,492
4.250%	12/06/42		1,335	1,245,607
Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
Gtd. Notes, 144A
5.250%	04/15/21		645	651,450
Tenet Healthcare Corp.,
Sr. Sec’d. Notes, 144A
6.000%	10/01/20		205	219,350
Sr. Unsec’d. Notes
6.750%	02/01/20		1,080	1,136,700
8.125%	04/01/22	(a)	410	458,175
Sr. Unsec’d. Notes, 144A
5.000%	03/01/19	(a)	625	624,219
Terex Corp.,
Gtd. Notes
6.000%	05/15/21		465	497,550
6.500%	04/01/20	(a)	835	908,063
T-Mobile USA, Inc.,
Gtd. Notes
6.731%	04/28/22		440	471,350
TMS International Corp.,
Gtd. Notes, 144A
7.625%	10/15/21		375	402,187
TransDigm, Inc.,
Gtd. Notes
7.750%	12/15/18		810	868,725
Tyson Foods, Inc.,
Gtd. Notes
4.500%	06/15/22		1,560	1,627,297
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.646%	02/15/24		804	801,440
4.163%	07/15/22		1,820	1,924,182
4.850%	06/15/44		1,505	1,576,570
United Rentals North America, Inc.,
Gtd. Notes
6.125%	06/15/23		2,000	2,120,000
8.375%	09/15/20	(a)	245	271,337

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
United Technologies Corp.,
Sr. Unsec’d. Notes
4.500%	06/01/42		1,420	$1,445,945
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
6.500%	06/15/37		1,495	1,878,456
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
6.875%	05/15/19		410	440,750
7.875%	11/01/20		560	618,800
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
5.625%	12/01/21		200	210,000
Vander Intermediate Holding II Corp.,
Sr. Unsec’d. Notes, PIK, 144A
9.750%	02/01/19		820	865,100
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes
4.250%	03/01/22		2,020	2,097,045
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.450%	11/01/22	(a)	2,335	2,127,862
6.550%	09/15/43		10,535	12,820,410
Viking Cruises Ltd.,
Unsec’d. Notes, 144A
8.500%	10/15/22		925	1,049,875
Virginia Electric and Power Co.,
Sr. Unsec’d. Notes
4.000%	01/15/43		1,030	968,501
WaveDivision Escrow LLC/WaveDivision Escrow Corp.,
Sr. Unsec’d. Notes, 144A
8.125%	09/01/20		1,650	1,765,500
Weatherford International Ltd.,
Gtd. Notes
5.950%	04/15/42		3,885	4,185,843
7.000%	03/15/38		760	896,424
WellPoint, Inc.,
Sr. Unsec’d. Notes
4.625%	05/15/42		1,465	1,413,310
4.650%	01/15/43		4,545	4,400,305
Williams Partners LP,
Sr. Unsec’d. Notes
5.250%	03/15/20		4,320	4,756,562
5.400%	03/04/44		1,825	1,872,684
Willis Group Holdings PLC,
Gtd. Notes
5.750%	03/15/21	(a)	1,915	2,119,681
Wyeth LLC,
Gtd. Notes
5.950%	04/01/37		935	1,131,631
Xerox Corp.,
Sr. Unsec’d. Notes
4.250%	02/15/15		2,750	2,833,454
Yum! Brands, Inc.,
Sr. Unsec’d. Notes
6.875%	11/15/37		247	298,812

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Zions Bancorporation,
Jr. Sub. Notes
5.800%(c)	12/29/49		325	$303,063

				631,313,577

TOTAL CORPORATE BONDS (cost $831,804,398)				850,658,088

FOREIGN GOVERNMENT BONDS — 0.6%
Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
4.000%	01/22/24		5,005	5,031,276
Province of New Brunswick (Canada),
Sr. Unsec’d. Notes
2.750%	06/15/18		3,515	3,647,305
Province of Ontario (Canada),
Sr. Unsec’d. Notes
4.400%	04/14/20		4,485	4,953,669
Republic of Brazil (Brazil),
Sr. Unsec’d. Notes
5.625%	01/07/41		1,060	1,073,780
7.875%	03/07/15		4,770	5,068,125
United Mexican States (Mexico),
Sr. Unsec’d. Notes
3.625%	03/15/22		2,700	2,702,700
6.050%	01/11/40		1,040	1,183,000
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44	(a)	2,026	1,924,700

TOTAL FOREIGN GOVERNMENT BONDS (cost $25,552,858)				25,584,555

MUNICIPAL BONDS — 1.0%
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs,
6.263%	04/01/49		1,275	1,648,511
State of California,
General Obligation Unlimited, BABs,
7.550%	04/01/39		2,930	4,085,006

				5,733,517

Florida — 0.2%
State Board of Administration Finance Corp.,
Revenue Bonds, Series A
2.995%	07/01/20		8,000	7,970,400

Georgia — 0.1%
Municipal Electric Authority of Georgia,
Revenue Bonds, BABs,
6.637%	04/01/57		3,200	3,648,000

Illinois — 0.1%
State of Illinois,
General Obligation Unlimited, BABs,
6.725%	04/01/35		3,110	3,431,885

Mississippi
State of Mississippi,
General Obligation Unlimited, BABs, Series 2010E
5.245%	11/01/34		1,370	1,525,084

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
MUNICIPAL BONDS (Continued)
Missouri — 0.1%
Missouri Highway & Transportation Commission,
Revenue Bonds, BABs,
5.445%	05/01/33		2,315	$2,625,048

New York — 0.2%
City of New York,
General Obligation Unlimited, BABs, Series F
6.271%	12/01/37		2,120	2,602,872
Metropolitan Transportation Authority,
Revenue Bonds, BABs, Series 2010E
6.814%	11/15/40		2,180	2,826,217
New York City Municipal Water Finance Authority,
Revenue Bonds, BABs, Series EE
6.011%	06/15/42		1,840	2,257,827

				7,686,916

Ohio — 0.1%
American Municipal Power, Inc.,
Revenue Bonds, BABs,
7.834%	02/15/41		2,020	2,762,714

Texas — 0.1%
Dallas Area Rapid Transit,
Revenue Bonds, BABs,
4.922%	12/01/41		800	869,096
5.022%	12/01/48		2,435	2,668,492
University of Texas System,
Revenue Bonds, BABs, Series 2010D
5.134%	08/15/42		1,785	2,043,593

				5,581,181

TOTAL MUNICIPAL BONDS (cost $37,756,625)				40,964,745

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 4.7%
Aggregator of Loans Backed by Assets (United Kingdom),
Series 2011-1, Class A2
2.983%(c)	05/25/51	GBP	2,587	4,383,409
Aire Valley Mortgages PLC (United Kingdom),
Series 2006-1A, Class 1A, 144A
0.455%(c)	09/20/66		2,232	2,165,846
Series 2006-1X, Class 2A2
0.824%(c)	09/20/66	GBP	231	374,445
Series 2007-1X, Class 2A2
0.569%(c)	09/20/66	EUR	187	249,912
Alba PLC (United Kingdom),
Series 2005-1, Class A3
0.713%(c)	11/25/42	GBP	3,467	5,289,570
Series 2007-1, Class A2
0.656%(c)	03/17/39	GBP	2,523	4,162,966
Auburn Securities PLC (United Kingdom),
Series 3, Class A2
1.134%(c)	11/01/39	GBP	498	820,570
Series 4, Class A2
0.884%(c)	10/01/41	GBP	1,829	2,951,236
Series 5, Class A2
0.804%(c)	12/01/41	GBP	763	1,217,907
Bluestep Mortgage Securities No. 2 Ltd. (Ireland),
Series 2, Class AA
1.736%(c)	11/10/55	EUR	5,901	8,160,333

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Brunel Residential Mortgage Securitisation PLC (United Kingdom),
Series 2007-1A, Class A4C, 144A
0.442%(c)	01/13/39		9,063	$8,962,086
E-MAC BV (Netherlands),
Series DE09-1, Class A1
3.287%(c)	11/25/53	EUR	1,117	1,561,497
E-MAC Program BV (Netherlands),
Series 2007-NL3A, Class A1, 144A
0.314%(c)	07/25/47		11,091	10,619,274
Eurosail PLC (United Kingdom),
Series 2006-2X, Class A2C
0.685%(c)	12/15/44	GBP	4,438	7,121,717
Series 2006-3X, Class A3A
0.457%(c)	09/10/44	EUR	3,327	4,467,688
Series 2006-4X, Class A3C
0.683%(c)	12/10/44	GBP	3,787	5,998,922
Series 2007-1X, Class A3C
0.684%(c)	03/13/45	GBP	667	1,062,869
Series 2007-2X, Class A3C
0.671%(c)	03/13/45	GBP	2,283	3,600,912
First Flexible PLC (United Kingdom),
Series 4, Class A
1.024%(c)	07/01/36	GBP	1,583	2,638,846
Granite Master Issuer PLC (United Kingdom),
Series 2005-1, Class M3
1.044%(c)	12/20/54	GBP	679	1,087,274
Series 2006-1X, Class M3
1.084%(c)	12/20/54	GBP	2,320	3,717,693
Series 2007-2, Class 3M3
1.069%(c)	12/17/54	GBP	626	1,003,658
Mansard Mortgages PLC (United Kingdom),
Series 2006-1X, Class A2
0.720%(c)	10/15/48	GBP	1,411	2,266,270
Marble Arch Residential Securitisation No. 4 Ltd. (United Kingdom),
Series 4X, Class A3C
0.704%(c)	03/20/40	GBP	2,802	4,599,435
Money Partners Securities PLC (United Kingdom),
Series 2X, Class A2A
1.024%(c)	05/14/39	GBP	588	969,555
Series 2X, Class A2C
0.739%(c)	05/14/39		96	94,522
Series 3X, Class A2B
0.704%(c)	09/14/39	EUR	2,047	2,770,490
Series 4X, Class A1A
0.715%(c)	03/15/40	GBP	5,540	9,081,153
Mortgage Funding PLC (United Kingdom),
Series 2008-1, Class A2
1.624%	03/13/46	GBP	6,557	10,444,042
Paragon Mortgages No. 9 PLC (United Kingdom),
Series 9X, Class AA
0.884%(c)	05/15/41	GBP	2,164	3,420,444
Paragon Mortgages No. 19 PLC (United Kingdom),
Series 19, Class A
0.143%(c)	08/15/41	GBP	4,563	7,629,863
Preferred Residential Securities PLC (United Kingdom),
Series 8X, Class A1A2
0.765%(c)	12/15/42	GBP	599	968,719
Series 8X, Class A1C

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
0.534%(c)	12/15/42		EUR	153	$203,930
Provide PLC (Ireland),
Series G02-1, Class B
0.736%(c)	12/02/48		EUR	1,000	1,311,185
Residential Mortgage Securities PLC (United Kingdom),
Series 20X, Class A2A
0.784%(c)	08/10/38		GBP	4,133	6,773,401
Series 21X, Class A3A
0.921%(c)	11/12/38		GBP	2,312	3,810,839
Series 22X, Class A3A
0.884%(c)	11/14/39		GBP	3,676	5,948,778
Series 25, Class A1
3.025%(c)	12/16/50		GBP	1,117	1,942,047
RMAC PLC (United Kingdom),
Series 2003-NS1X, Class A3
1.021%(c)	06/12/35		GBP	101	162,567
Series 2003-NS2X, Class A3
0.971%(c)	09/12/35		GBP	1,330	2,118,261
Series 2003-NS3X, Class A3
1.421%(c)	12/12/35		GBP	5,838	9,548,281
Series 2003-NS4X, Class A3
1.261%(c)	03/12/36		GBP	747	1,207,538
RMAC Securities PLC (United Kingdom),
Series 2005-NS1X, Class A2C
0.437%(c)	06/12/37		EUR	2,098	2,708,426
Series 2006-NS1X, Class A2A
0.671%(c)	06/12/44		GBP	2,121	3,301,594
Series 2006-NS2X, Class A2A
0.671%(c)	06/12/44		GBP	980	1,524,417
Series 2006-NS4X, Class M1A
0.791%(c)	06/12/44		GBP	5,523	8,107,789
Southern Pacific Financing PLC (United Kingdom),
Series 2005-B, Class A
0.703%(c)	06/10/43		GBP	1,153	1,838,687
Series 2006-A, Class A
0.683%(c)	03/10/44		GBP	4,138	6,555,389
Thrones PLC (United Kingdom),
Series 2013-1, Class A
2.020%(c)	07/20/44			GBP 4,141	6,943,549

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $178,756,554)					187,869,801

U.S. TREASURY OBLIGATIONS — 0.8%
U.S. Treasury Bond
3.750%	11/15/43			2,575	2,665,928
U.S. Treasury Notes
1.500%	02/28/19	(a)		7,643	7,566,966
2.750%	02/15/24	(a)		21,675	21,722,425

TOTAL U.S. TREASURY OBLIGATIONS (cost $31,964,532)					31,955,319

TOTAL LONG-TERM INVESTMENTS (cost $2,864,602,080)					3,063,995,873

	Shares	Value
SHORT-TERM INVESTMENT — 32.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,309,958,880; includes $351,408,896 of cash collateral for securities on loan)(b)(w)	1,309,958,880	$1,309,958,880

TOTAL INVESTMENTS — 108.2% (cost $4,174,560,960)		4,373,954,753
Liabilities in excess of other assets(x) — (8.2)%		(330,671,805)

NET ASSETS — 100.0%		$4,043,282,948

The following abbreviations are used in the Portfolio descriptions:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
ASX	Australian Securities Exchange
BABs	Build America Bonds
CHI-X	European Equity Exchange
CVA	Certificate Van Aandelen (Bearer)
ETF	Exchange Traded Funds
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
JSE	Johannesburg Stock Exchange
MTN	Medium Term Note
NVDR	Non-voting Depositary Receipt
NYSE	New York Stock Exchange
PIK	Payment-in-Kind
PRFC	Preference Shares
QMTF	Multilateral Trading Facility
REIT	Real Estate Investment Trust
SDR	Sweden Depositary Receipts
SPDR	Standard & Poor’s Depositary Receipts
SPI	Swiss Performance Index
STOXX	Stock Index of Eurozone
TSX	Toronto Stock Exchange
UTS	Unit Trust Security
XEQT	Equiduct Stock Exchange
XBRN	Berne Stock Exchange
XHKG	Hong Kong Stock Exchange
XLON	London Stock Exchange
XSWX	Swiss Stock Exchange
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
ILS	Israel Shekel
INR	Indian Rupee
JPY	Japanese Yen
SEK	Swedish Krona

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

TRY	Turkish Lira
ZAR	South African Rand
*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $342,162,362; cash collateral of $351,408,896 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2014.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at March 31, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions:
109	20 Year U.S. Treasury Bonds	Jun. 2014	$14,333,937	$14,520,844	$186,907
3,917	Euro STOXX 50	Jun. 2014	161,504,008	167,284,776	5,780,768
401	Nikkei 225 Index	Jun. 2014	58,715,429	57,615,947	(1,099,482)
672	Russell 2000 Mini Index	Jun. 2014	79,796,640	78,657,600	(1,139,040)
6,463	S&P 500 E-Mini	Jun. 2014	595,374,176	602,545,490	7,171,314
695	S&P/TSX 60 Index	Jun. 2014	102,231,138	102,851,199	620,061

					11,520,528

Short Positions:
82	2 Year U.S. Treasury Notes	Jun. 2014	18,029,750	18,004,125	25,625
169	5 Year U.S. Treasury Notes	Jun. 2014	20,145,994	20,103,078	42,916
3,773	10 Year U.S. Treasury Notes	Jun. 2014	468,902,135	465,965,500	2,936,635
5	20 Year U.S. Treasury Bonds	Jun. 2014	660,556	666,094	(5,538)
225	30 Year U.S. Ultra Treasury Bonds	Jun. 2014	31,974,457	32,505,469	(531,012)
583	ASX SPI 200 Index	Jun. 2014	72,234,299	72,896,627	(662,328)
726	FTSE 100 Index	Jun. 2014	79,630,030	79,198,790	431,240

					2,237,538

					$13,758,066

(1)	Cash of $54,997,963 has been segregated to cover requirement for open futures contracts as of March 31, 2014.

Forward foreign currency exchange contracts outstanding at March 31, 2014:

			Notional	Value at		Unrealized
			Amount	Settlement	Current	Appreciation
Purchase Contracts	Counterparty		(000)	Date Payable	Value	(Depreciation)
Australian Dollar,
Expiring 06/26/14	Barclays Capital Group	AUD	52,957	$47,577,628	$48,818,302	$1,240,674
British Pound,
Expiring 04/16/14	Hong Kong & Shanghai Bank	GBP	802	1,323,891	1,337,047	13,156
Expiring 04/16/14	JPMorgan Chase	GBP	13,935	23,120,560	23,229,238	108,678
Expiring 04/16/14	State Street Bank	GBP	40,899	68,006,519	68,176,700	170,181
Euro,
Expiring 04/16/14	Royal Bank of Scotland Group PLC	EUR	8,000	11,127,648	11,020,855	(106,793)
Expiring 06/26/14	Hong Kong & Shanghai Bank	EUR	168,928	232,831,773	232,694,894	(136,879)
Indian Rupee,
Expiring 06/26/14	Standard Chartered PLC	INR	4,900,600	78,686,577	80,349,888	1,663,311
Japanese Yen,
Expiring 06/26/14	Hong Kong & Shanghai Bank	JPY	174,417	1,708,313	1,690,621	(17,692)
Expiring 06/26/14	Barclays Capital Group	JPY	20,394,177	199,250,614	197,680,400	(1,570,214)
South African Rand,
Expiring 04/03/14	UBS AG	ZAR	2,936	277,103	278,729	1,626
Expiring 04/03/14	UBS AG	ZAR	2,921	273,252	277,339	4,087
Expiring 04/03/14	UBS AG	ZAR	1,736	163,898	164,860	962
Expiring 04/04/14	Deutsche Bank AG	ZAR	1,611	152,166	152,913	747

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2014 (continued):

			Notional	Value at		Unrealized
			Amount	Settlement	Current	Appreciation
Purchase Contracts	Counterparty		(000)	Date Payable	Value	(Depreciation)
Swedish Krona,
Expiring 06/26/14	UBS AG	SEK	178,790	$27,836,379	$27,585,909	$(250,470)
Swiss Franc,
Expiring 06/26/14	State Street Bank	CHF	78,891	89,358,449	89,302,563	(55,886)

				$781,694,770	$782,760,258	$1,065,488

				Value at
			Notional	Settlement		Unrealized
			Amount	Date	Current	Appreciation
Sale Contracts	Counterparty		(000)	Receivable	Value	(Depreciation)
British Pound,
Expiring 04/16/14	Royal Bank of Scotland Group PLC	GBP	6,694	$11,127,648	$11,157,655	$(30,007)
Expiring 06/26/14	Hong Kong & Shanghai Bank	GBP	135,275	223,099,318	225,375,133	(2,275,815)
Expiring 06/26/14	JPMorgan Chase	GBP	3,847	6,341,955	6,409,633	(67,678)
Euro,
Expiring 04/16/14	Hong Kong & Shanghai Bank	EUR	961	1,323,891	1,323,179	712
Expiring 04/16/14	State Street Bank	EUR	48,865	68,006,519	67,316,912	689,607
Israeli Shekel,
Expiring 06/26/14	BNP Paribas	ILS	24,843	7,124,604	7,118,615	5,989
Japanese Yen,
Expiring 06/26/14	Citigroup Global Markets	JPY	8,282,127	80,255,502	80,278,512	(23,010)
Expiring 06/26/14	Commonwealth Bank of Australia	JPY	1,961,326	19,165,553	19,011,099	154,454
South African Rand,
Expiring 06/26/14	Barclays Capital Group	ZAR	14,215	1,323,966	1,331,791	(7,825)
Expiring 06/26/14	Hong Kong & Shanghai Bank	ZAR	63,492	5,719,724	5,948,409	(228,685)
Expiring 06/26/14	Hong Kong & Shanghai Bank	ZAR	36,368	3,276,222	3,407,211	(130,989)
Turkish Lira,
Expiring 06/26/14	BNP Paribas	TRY	2,887	1,252,090	1,314,943	(62,853)

				$428,016,992	$429,993,092	$(1,976,100)

Cross currency exchange contracts outstanding at March 31, 2014:

			Notional
			Amount		In Exchange	Unrealized
Settlement	Type		(000)		for (000)	Appreciation	Counterparty
04/16/14	Buy	GBP	261	EUR	312	$4,777	Bank of New York Mellon

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$1,399,601	$37,119,910	$213,254
Austria	—	10,409,564	—
Belgium	—	7,873,876	—
Bermuda	544,608	—	—
Brazil	6,788,783	—	—
Cambodia	—	684,846	—
Canada	32,129,141	—	—
Chile	621,227	—	—
China	2,276,016	18,609,562	440,311
Czech Republic	—	2,339,069	—
Denmark	—	5,623,477	—
Egypt	—	533,799	—
Finland	—	8,573,400	—
France	2,823,585	29,053,890	—
Germany	164,987	19,865,475	—
Greece	72,454	1,396,155	—
Hong Kong	1,797,082	21,862,486	—
Hungary	—	760,952	—
India	—	535,745	—
Indonesia	—	4,998,580	—
Ireland	822,969	490,591	—
Israel	9,868,890	10,367,140	—
Italy	3,918,386	10,924,086	—
Japan	—	113,326,640	—
Kazakhstan	1,506,896	—	—
Luxembourg	—	1,476,480	—
Macau	—	571,052	—
Malaysia	63,887	736,469	—
Mexico		679,734	—
Netherlands	—	13,391,374	—
New Zealand	—	1,793,450	—
Norway	417,176	19,885,884	—
Panama	945,042	—	—
Poland	—	9,732,215	—
Portugal	2,469,241	292,740	—
Puerto Rico	289,996	—	—
Russia	11,433,651	—	—
Singapore	319,955	6,003,894	400,692
South Africa	230,513	16,650,972	—
South Korea	123,508	20,053,966	—
Spain	—	6,108,461	—
Sweden	1,744,008	9,803,975	—
Switzerland	1,056,890	15,760,922	30,762
Taiwan	740,970	12,760,153	—
Thailand	—	8,097,020	—
Turkey	—	3,964,641	—
United Kingdom	37,207,070	140,247,757	—
United States	576,325,958	810,291	—
Exchange Traded Funds	211,531,287	—	—
Preferred Stocks:
Brazil	3,854,008	—	—
Germany	—	662,492	—
United States	2,891,008	—	—

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Level 1	Level 2	Level 3
Rights:
Australia	$—	$—	$—
Hong Kong	—	30,667	—
Italy	139,039	—	—
Unaffiliated Mutual Funds	357,981,236	—	—
Asset-Backed Securities	—	2,738,364	—
Commercial Mortgage-Backed Securities	—	53,777,062	—
Corporate Bonds	—	850,658,088	—
Foreign Government Bonds	—	25,584,555	—
Municipal Bonds	—	40,964,745	—
Residential Mortgage-Backed Securities	—	187,869,801	—
U.S. Treasury Obligations	—	31,955,319	—
Affiliated Money Market Mutual Fund	1,309,958,880	—	—
Other Financial Instruments*
Futures	13,758,066	—	—
Foreign Forward Currency Contracts	—	(905,835)	—

Total	$2,598,216,014	$1,787,505,951	$1,085,019

*   Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2014 were as follows:

Affiliated Money Market Mutual Fund (8.7% represents investments purchased with collateral from securities on loan)	32.4%
Unaffiliated Mutual Funds	8.9
Banks	6.7
Exchange Traded Funds	5.2
Residential Mortgage-Backed Securities	4.7
Oil, Gas & Consumable Fuels	4.1
Insurance	3.5
Pharmaceuticals	2.6
Media	1.9
Diversified Financial Services	1.8
Metals & Mining	1.6
Electric Utilities	1.6
Diversified Telecommunication Services	1.4
Chemicals	1.3
Software	1.3
Commercial Mortgage-Backed Securities	1.3
Tobacco	1.1
Health Care Equipment & Supplies	1.0
Municipal Bonds	1.0
Semiconductors & Semiconductor Equipment	1.0
Health Care Providers & Services	0.9
Technology Hardware, Storage & Peripherals	0.9
Food & Staples Retailing	0.8
Aerospace & Defense	0.8
U.S. Treasury Obligations	0.8
Commercial Services & Supplies	0.8
Wireless Telecommunication Services	0.8
Pipelines	0.8
Retail	0.7
Real Estate Investment Trusts (REITs)	0.7
IT Services	0.7
Machinery	0.7
Foreign Government Bonds	0.6
Capital Markets	0.6
Food Products	0.6
Auto Components	0.6
Energy Equipment & Services	0.6
Communications Equipment	0.6
Telecommunications	0.6
Biotechnology	0.5
Specialty Retail	0.5
Household Products	0.5
Healthcare Services	0.4
Construction & Engineering	0.4
Real Estate Management & Development	0.4

Electronic Equipment, Instruments & Components	0.4%
Hotels, Restaurants & Leisure	0.3
Road & Rail	0.3
Consumer Finance	0.3
Multiline Retail	0.3
Transportation	0.3
Beverages	0.3
Automobiles	0.3
Internet Software & Services	0.3
Multi-Utilities	0.2
Advertising	0.2
Industrial Conglomerates	0.2
Foods	0.2
Trading Companies & Distributors	0.2
Containers & Packaging	0.2
Electrical Equipment	0.2
Paper & Forest Products	0.2
Auto Parts & Equipment	0.2
Miscellaneous Manufacturers	0.2
Airlines	0.2
Healthcare Products	0.1
Healthcare Providers & Services	0.1
Textiles, Apparel & Luxury Goods	0.1
Home Builders	0.1
Household Durables	0.1
Real Estate	0.1
Lodging	0.1
Personal Products	0.1
Gas Utilities	0.1
Commercial Banks	0.1
Office Equipment & Supplies	0.1
Holding Companies	0.1
Marine	0.1
Air Freight & Logistics	0.1
Leisure Products	0.1
Independent Power and Renewable Electricity Producers	0.1
Thrifts & Mortgage Finance	0.1
Collateralized Loan Obligations	0.1
Auto Manufacturers	0.1
Textiles	0.1
Professional Services	0.1
Distributors	0.1
Entertainment	0.1
Apparel	0.1
Water Utilities	0.1

108.2
Liabilities in excess of other assets	(8.2)

100.0%

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2014 categorized by risk exposure:

Derivative Fair Value
at 3/31/14
Equity contracts	$11,272,239
Foreign exchange contracts	(905,835)
Interest rate contracts	2,655,533

Total	$13,021,937

AST SMALL-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.8%
COMMON STOCKS — 98.8%
Aerospace & Defense — 1.3%
Astronics Corp.*	36,540	$2,317,001
Hexcel Corp.*	210,516	9,165,867

		11,482,868

Airlines — 2.3%
American Airlines Group, Inc.*	77,753	2,845,760
JetBlue Airways Corp.*(a)	643,370	5,590,885
Spirit Airlines, Inc.*	210,136	12,482,078

		20,918,723

Auto Components — 0.5%
Tenneco, Inc.*	76,465	4,440,322

Banks — 4.2%
Bancorp, Inc. (The)*	11,385	214,152
Bank of the Ozarks, Inc.	129,703	8,827,586
CoBiz Financial, Inc.	233,974	2,695,380
Customers Bancorp, Inc.*	82,520	1,722,192
First Internet Bancorp.	24,790	564,468
First NBC Bank Holding Co.*	140,370	4,893,298
Pacific Premier Bancorp, Inc.*	125,747	2,029,557
PacWest Bancorp(a)	62,261	2,677,846
Square 1 Financial, Inc.*	68,711	1,381,091
SVB Financial Group*	61,808	7,959,634
UMB Financial Corp.	73,707	4,768,843

		37,734,047

Biotechnology — 8.8%
Acorda Therapeutics, Inc.*	129,760	4,919,202
Aegerion Pharmaceuticals, Inc.*(a)	49,485	2,282,248
Alnylam Pharmaceuticals, Inc.*	93,608	6,284,841
Auspex Pharmaceuticals, Inc.*	14,620	449,711
Cara Therapeutics, Inc.*	34,280	637,951
Cell Therapeutics, Inc.*(a)	757,694	2,576,160
Cepheid, Inc.*(a)	83,974	4,331,379
Cubist Pharmaceuticals, Inc.*	45,625	3,337,469
Epizyme, Inc.*(a)	103,798	2,363,480
Intercept Pharmaceuticals, Inc.*	17,556	5,789,794
InterMune, Inc.*	123,380	4,129,529
Intrexon Corp.*(a)	107,618	2,829,277
Isis Pharmaceuticals, Inc.*(a)	129,410	5,591,806
LipoScience, Inc.*	30,921	98,638
MacroGenics, Inc.*	85,011	2,365,856
Neurocrine Biosciences, Inc.*	102,870	1,656,207
NPS Pharmaceuticals, Inc.*	234,297	7,012,509
Ophthotech Corp.*(a)	93,310	3,334,899
OvaScience, Inc.*	39,070	349,286
Portola Pharmaceuticals, Inc.*(a)	85,977	2,226,804
Receptos, Inc.*	47,178	1,978,645
Sarepta Therapeutics, Inc.*(a)	77,720	1,867,612
Seattle Genetics, Inc.*(a)	88,425	4,028,643
Theravance, Inc.*(a)	115,197	3,564,195
Ultragenyx Pharmaceutical, Inc.*	9,790	478,633
United Therapeutics Corp.*(a)	27,005	2,539,280
Verastem, Inc.*(a)	178,358	1,924,483

		78,948,537

Building Products — 2.8%
Apogee Enterprises, Inc.	80,790	2,684,652
PGT, Inc.*	105,562	1,215,019
Trex Co., Inc.*	204,703	14,976,071

Shares		Value
COMMON STOCKS (Continued)
Building Products (cont’d.)
USG Corp.*(a)	193,309	$6,325,070

		25,200,812

Capital Markets — 1.6%
Evercore Partners, Inc. (Class A Stock)	73,067	4,036,952
Financial Engines, Inc.	25,970	1,318,757
FXCM, Inc. (Class A Stock)	164,447	2,428,882
Stifel Financial Corp.*(a)	122,186	6,079,975
WisdomTree Investments, Inc.*(a)	57,320	752,038

		14,616,604

Chemicals — 2.3%
Huntsman Corp.	258,776	6,319,310
PolyOne Corp.	143,770	5,270,608
Quaker Chemical Corp.	111,370	8,779,297

		20,369,215

Commercial Services & Supplies — 0.6%
Waste Connections, Inc.	131,591	5,771,581

Communications Equipment — 2.1%
Applied Optoelectronics, Inc.*	118,463	2,922,482
Aruba Networks, Inc.*(a)	357,706	6,706,989
CalAmp Corp.*	130,005	3,623,239
Ixia*	187,666	2,345,825
Palo Alto Networks, Inc.*	53,030	3,637,858

		19,236,393

Construction & Engineering — 1.1%
EMCOR Group, Inc.	35,200	1,647,008
Northwest Pipe Co.*	127,307	4,603,421
Primoris Services Corp.	105,370	3,158,993
Tutor Perini Corp.*	27,200	779,824

		10,189,246

Construction Materials — 1.2%
Texas Industries, Inc.*(a)	119,237	10,686,020

Diversified Consumer Services — 0.5%
Grand Canyon Education, Inc.*	58,955	2,753,199
Sotheby’s	31,768	1,383,496

		4,136,695

Diversified Telecommunication Services — 0.8%
8x8, Inc.*	450,052	4,865,062
ORBCOMM, Inc.*	267,699	1,833,738
Vonage Holdings Corp.*	134,710	575,212

		7,274,012

Electrical Equipment — 0.9%
Acuity Brands, Inc.	40,250	5,335,944
Thermon Group Holdings, Inc.*	132,525	3,071,929

		8,407,873

Electronic Equipment, Instruments & Components — 3.4%
Coherent, Inc.*	69,347	4,531,826
Control4 Corp.*(a)	46,379	983,699
FARO Technologies, Inc.*	75,798	4,017,294
InvenSense, Inc.*(a)	278,984	6,603,551
IPG Photonics Corp.*(a)	140,717	10,002,164
Methode Electronics, Inc.	69,940	2,144,360
Neonode, Inc.*(a)	352,209	2,004,069

		30,286,963

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Energy Equipment & Services — 0.7%
Geospace Technologies Corp.*(a)	93,842	$6,209,525

Food & Staples Retailing — 1.8%
Fresh Market, Inc. (The)*(a)	116,552	3,916,147
Natural Grocers By Vitamin Cottage, Inc.*(a).	212,366	9,271,900
United Natural Foods, Inc.*	43,485	3,083,956

		16,272,003

Food Products — 1.3%
Pinnacle Foods, Inc.	51,660	1,542,568
WhiteWave Foods Co. (The) (Class A Stock)*	354,136	10,107,041

		11,649,609

Health Care Equipment & Supplies — 4.7%
Align Technology, Inc.*	67,767	3,509,653
AtriCure, Inc.*	48,740	916,799
Cooper Cos., Inc. (The)	55,586	7,635,293
Cyberonics, Inc.*	54,599	3,562,585
Cynosure, Inc. (Class A Stock)*	94,790	2,777,347
Endologix, Inc.*	175,677	2,260,963
Inogen, Inc.*	53,670	886,092
LDR Holding Corp.*(a)	52,127	1,789,520
Natus Medical, Inc.*	70,984	1,831,387
Sirona Dental Systems, Inc.*(a)	70,517	5,265,504
Spectranetics Corp.*	77,954	2,362,786
Tandem Diabetes Care, Inc.*	20,030	442,463
Thoratec Corp.*	251,150	8,993,682

		42,234,074

Health Care Providers & Services — 4.8%
Acadia Healthcare Co., Inc.*(a)	170,944	7,712,993
Air Methods Corp.*(a)	131,471	7,024,495
Centene Corp.*	139,074	8,657,357
MWI Veterinary Supply, Inc.*	80,131	12,469,986
Surgical Care Affiliates, Inc.*	41,432	1,274,034
Team Health Holdings, Inc.*	126,220	5,648,345

		42,787,210

Health Care Technology — 1.5%
athenahealth, Inc.*	9,170	1,469,401
Icad, Inc.*	76,080	696,893
MedAssets, Inc.*	282,055	6,969,579
Medidata Solutions, Inc.*	18,907	1,027,406
Omnicell, Inc.*	118,946	3,404,235

		13,567,514

Hotels, Restaurants & Leisure — 4.2%
Bally Technologies, Inc.*(a)	124,865	8,274,803
Chuy’s Holdings, Inc.*(a)	141,363	6,098,400
Diversified Restaurant Holdings, Inc.*	118,361	591,805
Jack in the Box, Inc.*	77,870	4,589,658
Multimedia Games Holding Co., Inc.*	204,833	5,948,350
Orient-Express Hotels Ltd. (Class A Stock)* .	467,281	6,733,519
Potbelly Corp.*(a)	59,397	1,061,424
Red Robin Gourmet Burgers, Inc.*	59,715	4,280,371

		37,578,330

Household Durables — 0.7%
Universal Electronics, Inc.*	172,581	6,625,385

Insurance — 0.8%
Amtrust Financial Services, Inc.(a)	130,710	4,916,003

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Enstar Group Ltd.*	18,481	$2,519,145

		7,435,148

Internet & Catalog Retail — 0.7%
HomeAway, Inc.*(a)	167,531	6,310,893

Internet Software & Services — 4.7%
Angie’s List, Inc.*(a)	203,706	2,481,139
ChannelAdvisor Corp.*	107,960	4,074,410
Chegg, Inc.*	228,730	1,601,110
Cornerstone OnDemand, Inc.*(a)	230,882	11,052,322
Demandware, Inc.*	88,824	5,690,065
E2open, Inc.*(a)	121,759	2,869,860
Everyday Health, Inc.*	26,049	364,426
Global Eagle Entertainment, Inc.*	191,070	3,015,085
Marin Software, Inc.*(a)	148,774	1,572,541
Q2 Holdings, Inc.*	14,710	228,446
Saba Software, Inc.*	111,368	1,353,121
SciQuest, Inc.*	70,155	1,895,237
Trulia, Inc.*(a)	165,208	5,484,906

		41,682,668

IT Services — 0.9%
EPAM Systems, Inc.*	157,352	5,176,881
MoneyGram International, Inc.*	157,170	2,774,051

		7,950,932

Leisure Products — 0.5%
Black Diamond, Inc.*(a)	191,201	2,338,388
Malibu Boats, Inc. (Class A Stock)*	91,067	2,023,509

		4,361,897

Life Sciences Tools & Services — 1.2%
Cambrex Corp.*	212,093	4,002,195
NanoString Technologies, Inc.*	183,414	3,787,499
PAREXEL International Corp.*	58,947	3,188,443

		10,978,137

Machinery — 4.3%
Chart Industries, Inc.*(a)	47,416	3,771,943
Colfax Corp.*	98,988	7,060,814
Crane Co.	34,268	2,438,168
Manitowoc Co., Inc. (The)(a)	164,953	5,187,772
Middleby Corp. (The)*(a)	33,430	8,832,540
Proto Labs, Inc.*	37,660	2,548,452
TriMas Corp.*	70,509	2,340,899
WABCO Holdings, Inc.*	33,409	3,526,654
Woodward, Inc.	75,723	3,144,776

		38,852,018

Media — 0.5%
Carmike Cinemas, Inc.*	81,628	2,437,412
Gray Television, Inc.*	185,886	1,927,638

		4,365,050

Metals & Mining — 0.9%
RTI International Metals, Inc.*	197,033	5,473,577
US Silica Holdings, Inc.(a)	79,400	3,030,698

		8,504,275

Oil, Gas & Consumable Fuels — 4.0%
Diamondback Energy, Inc.*	88,559	5,960,906
Gulfport Energy Corp.*	175,269	12,475,648

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Magnum Hunter Resources Corp.*	849,352	$7,219,492
Rex Energy Corp.*	109,562	2,049,905
Rice Energy, Inc.*	236,850	6,250,471
Sanchez Energy Corp.*(a)	60,710	1,798,837

		35,755,259

Pharmaceuticals — 1.5%
ANI Pharmaceuticals, Inc.*	26,047	816,573
Depomed, Inc.*	248,798	3,607,571
Horizon Pharma, Inc.*(a)	261,929	3,960,366
Salix Pharmaceuticals Ltd.*(a)	45,670	4,731,869

		13,116,379

Professional Services — 0.8%
Advisory Board Co. (The)*	38,084	2,446,897
Kforce, Inc.	148,689	3,170,049
Paylocity Corp.*	52,727	1,268,084

		6,885,030

Real Estate Investment Trusts (REITs) — 1.0%
GEO Group, Inc. (The)	204,011	6,577,315
Two Harbors Investment Corp.	196,381	2,012,905

		8,590,220

Road & Rail — 1.2%
Landstar System, Inc.	64,776	3,836,035
Quality Distribution, Inc.*	223,602	2,904,590
Roadrunner Transportation Systems, Inc.*	162,521	4,102,030

		10,842,655

Semiconductors & Semiconductor Equipment — 3.7%
Cavium, Inc.*(a)	263,197	11,509,605
EZchip Semiconductor Ltd. (Israel)*	55,892	1,416,862
Inphi Corp.*	177,298	2,852,725
Kulicke & Soffa Industries, Inc. (Singapore)*	155,603	1,962,154
Microsemi Corp.*	85,960	2,151,579
PDF Solutions, Inc.*	91,600	1,664,372
SunEdison, Inc.*(a)	169,085	3,185,561
Teradyne, Inc.*(a)	130,717	2,599,961
Veeco Instruments, Inc.*(a)	135,534	5,682,941

		33,025,760

Software — 8.4%
A10 Networks, Inc.*	43,723	657,594
Aspen Technology, Inc.*	138,892	5,883,465
Concur Technologies, Inc.*(a)	25,560	2,532,229
Fortinet, Inc.*	160,185	3,528,876
Gigamon, Inc.*	126,200	3,835,218
Guidewire Software, Inc.*	113,309	5,557,807
Imperva, Inc.*	213,878	11,913,005
Infoblox, Inc.*	167,420	3,358,445
NICE Systems Ltd. (Israel), ADR	111,501	4,979,635
Proofpoint, Inc.*	212,955	7,896,371
PTC, Inc.*	79,541	2,818,138
QLIK Technologies, Inc.*	263,902	7,017,154
Qualys, Inc.*	133,433	3,393,201
Rally Software Development Corp.*	167,139	2,236,320
Ultimate Software Group, Inc. (The)*	50,632	6,936,584
Varonis Systems, Inc.*	67,921	2,428,855

		74,972,897

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail — 5.2%
Christopher & Banks Corp.*	254,976	$1,685,391
Five Below, Inc.*(a)	33,135	1,407,575
Genesco, Inc.*	200,239	14,931,822
Lithia Motors, Inc. (Class A Stock)	45,151	3,000,735
Lumber Liquidators Holdings, Inc.*(a)	37,005	3,471,069
Outerwall, Inc.*(a)	45,288	3,283,380
Penske Automotive Group, Inc.	56,062	2,397,211
Tile Shop Holdings, Inc.*(a)	282,837	4,369,832
Tilly’s, Inc. (Class A Stock)*	99,055	1,158,944
TravelCenters of America LLC*	75,557	615,790
Vitamin Shoppe, Inc.*	221,982	10,548,585

		46,870,334

Technology Hardware, Storage & Peripherals — 0.1%
Transact Technologies, Inc.	80,606	926,163

Textiles, Apparel & Luxury Goods — 1.9%
Deckers Outdoor Corp.*	45,250	3,607,783
Kate Spade & Co.*	158,790	5,889,521
Steven Madden Ltd.*	141,670	5,097,287
Vince Holding Corp.*	98,629	2,599,860

		17,194,451

Thrifts & Mortgage Finance — 0.8%
Home Loan Servicing Solutions Ltd.	211,575	4,570,020
MGIC Investment Corp.*(a)	283,590	2,416,187

		6,986,207

Trading Companies & Distributors — 1.0%
H&E Equipment Services, Inc.*	118,369	4,788,026
WESCO International, Inc.*(a)	47,670	3,967,097

		8,755,123

Transportation Infrastructure — 0.6%
Wesco Aircraft Holdings, Inc.*	233,791	5,145,740

TOTAL COMMON STOCKS (cost $728,875,010)		886,130,797

	Units
WARRANTS*(l)
Oil, Gas & Consumable Fuels
Magnum Hunter Resources Corp., expiring 04/15/16(a) (cost $0)	52,011	73,075

TOTAL LONG-TERM INVESTMENTS (cost $728,875,010)		886,203,872

	Shares
SHORT-TERM INVESTMENT — 22.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $197,094,278; includes $187,847,239 of cash collateral for securities on loan)(b)(w)	197,094,278	197,094,278

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Value
TOTAL INVESTMENTS — 120.8% (cost $925,969,288)	$1,083,298,150
Liabilities in excess of other assets — (20.8)%	(186,779,967)

NET ASSETS — 100.0%	$896,518,183

The following abbreviation is used in the Portfolio descriptions:
ADR	American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $186,890,842; cash collateral of $187,847,239 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2014.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$11,482,868	$—	$—
Airlines	20,918,723	—	—
Auto Components	4,440,322	—	—
Banks	37,734,047	—	—
Biotechnology	78,948,537	—	—
Building Products	25,200,812	—	—
Capital Markets	14,616,604	—	—
Chemicals	20,369,215	—	—
Commercial Services & Supplies	5,771,581	—	—
Communications Equipment	19,236,393	—	—
Construction & Engineering	10,189,246	—	—
Construction Materials	10,686,020	—	—
Diversified Consumer Services	4,136,695	—	—
Diversified Telecommunication Services	7,274,012	—	—
Electrical Equipment	8,407,873	—	—
Electronic Equipment, Instruments & Components	30,286,963	—	—
Energy Equipment & Services	6,209,525	—	—
Food & Staples Retailing	16,272,003	—	—
Food Products	11,649,609	—	—
Health Care Equipment & Supplies	42,234,074	—	—
Health Care Providers & Services	42,787,210	—	—
Health Care Technology	13,567,514	—	—
Hotels, Restaurants & Leisure	37,578,330	—	—
Household Durables	6,625,385	—	—
Insurance	7,435,148	—	—
Internet & Catalog Retail	6,310,893	—	—
Internet Software & Services	41,682,668	—	—
IT Services	7,950,932	—	—
Leisure Products	4,361,897	—	—
Life Sciences Tools & Services	10,978,137	—	—
Machinery	38,852,018	—	—
Media	4,365,050	—	—
Metals & Mining	8,504,275	—	—
Oil, Gas & Consumable Fuels	35,755,259	—	—
Pharmaceuticals	13,116,379	—	—
Professional Services	6,885,030	—	—

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Level 1	Level 2	Level 3
Real Estate Investment Trusts (REITs)	$8,590,220	$—	$—
Road & Rail	10,842,655	—	—
Semiconductors & Semiconductor Equipment	33,025,760	—	—
Software	74,972,897	—	—
Specialty Retail	46,870,334	—	—
Technology Hardware, Storage & Peripherals	926,163	—	—
Textiles, Apparel & Luxury Goods	17,194,451	—	—
Thrifts & Mortgage Finance	6,986,207	—	—
Trading Companies & Distributors	8,755,123	—	—
Transportation Infrastructure	5,145,740	—	—
Warrants
Oil, Gas & Consumable Fuels	—	—	73,075
Affiliated Money Market Mutual Fund	197,094,278	—	—

Total	$1,083,225,075	$—	$73,075

AST SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.4%
COMMON STOCKS — 97.7%
Aerospace & Defense — 2.5%
AAR Corp.	93,900	$2,436,705
Curtiss-Wright Corp.	86,760	5,512,730
Engility Holdings, Inc.*	67,400	3,036,370
Esterline Technologies Corp.*	16,300	1,736,602
Huntington Ingalls Industries, Inc.	75,360	7,706,314
Moog, Inc. (Class A Stock)*	5,750	376,683
Teledyne Technologies, Inc.*	28,118	2,736,725
Triumph Group, Inc.	111,328	7,189,562

		30,731,691

Air Freight & Logistics — 0.1%
Pacer International, Inc.*	40,300	361,088
Park Ohio Holdings Corp.*	13,200	741,180

		1,102,268

Airlines — 0.7%
Hawaiian Holdings, Inc.*	223,200	3,115,872
Republic Airways Holdings, Inc.*	281,500	2,572,910
SkyWest, Inc.	216,800	2,766,368

		8,455,150

Auto Components — 0.8%
Cooper Tire & Rubber Co.	8,200	199,260
Dana Holding Corp.	206,995	4,816,774
Remy International, Inc.	36,900	871,578
Stoneridge, Inc.*	159,000	1,785,570
Superior Industries International, Inc.	87,670	1,796,358

		9,469,540

Banks — 15.3%
1st Source Corp.	6,100	195,749
Ameris Bancorp*	22,000	512,600
Banco Latinoamericano de Comercio Exterior SA (Panama)	20,500	541,405
Bancorp, Inc. (The)*	51,343	965,762
Bank of Kentucky Financial Corp.	4,800	180,192
Bank of Marin Bancorp.	7,200	324,144
BankUnited, Inc.	282,425	9,819,917
Banner Corp.	16,300	671,723
BBCN Bancorp, Inc.	30,100	515,914
BNC Bancorp.	8,400	145,572
Boston Private Financial Holdings, Inc.	166,821	2,257,088
Camden National Corp.	4,800	197,760
Cardinal Financial Corp.	100,832	1,797,835
Cathay General Bancorp.	30,100	758,219
Center Bancorp, Inc.(a)	7,200	136,800
Chemical Financial Corp.	12,585	408,383
Citizens & Northern Corp.	21,100	415,881
City Holding Co.	24,100	1,081,126
CoBiz Financial, Inc.	24,900	286,848
Columbia Banking System, Inc.	13,471	384,193
Community Bank System, Inc.	13,800	538,476
Community Trust Bancorp, Inc.	22,042	914,302
CommunityOne Bancorp*	19,900	223,278
ConnectOne Bancorp, Inc.*	2,800	137,088
Customers Bancorp, Inc.*	83,019	1,732,606
CVB Financial Corp.	149,400	2,375,460
Eagle Bancorp, Inc.*	107,811	3,891,977
East West Bancorp, Inc.	24,883	908,229
Enterprise Financial Services Corp.	48,800	979,416

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Fidelity Southern Corp.	46,875	$654,844
Financial Institutions, Inc.	25,300	582,406
First BanCorp*	64,400	350,336
First Bancorp	9,600	182,400
First Bancorp, Inc.	3,000	48,900
First Busey Corp.	62,000	359,600
First Commonwealth Financial Corp.	197,500	1,785,400
First Community Bancshares, Inc.	37,300	610,228
First Financial Bancorp	39,100	703,018
First Financial Corp.	7,800	262,704
First Financial Holdings, Inc.	10,911	683,247
First Horizon National Corp.	254,665	3,142,566
First Interstate Bancsystem, Inc.	83,100	2,345,082
First Merchants Corp.	56,600	1,224,824
First Midwest Bancorp, Inc.	322,557	5,509,274
First NBC Bank Holding Co.*	104,525	3,643,741
First Niagara Financial Group, Inc.	67,117	634,256
First of Long Island Corp. (The)	4,800	194,928
First Republic Bank	72,390	3,908,336
FirstMerit Corp.	621,827	12,952,656
Flushing Financial Corp.	24,700	520,429
German American Bancorp, Inc.	4,800	138,672
Great Southern Bancorp, Inc.	16,300	489,489
Hampton Roads Bankshares, Inc.*	33,100	52,629
Hancock Holding Co.	137,021	5,021,820
Hanmi Financial Corp.	255,975	5,964,217
Heartland Financial USA, Inc.	600	16,194
Horizon Bancorp	18,700	416,636
IBERIABANK Corp.	195,114	13,687,248
Independent Bank Corp.	23,500	925,195
Investors Bancorp, Inc.	84,293	2,329,858
Lakeland Financial Corp.	5,800	233,276
MainSource Financial Group, Inc.	37,300	637,830
MB Financial, Inc.	55,524	1,719,023
Merchants Bancshares, Inc.	4,800	156,528
National Penn Bancshares, Inc.	405,622	4,238,750
NBT Bancorp, Inc.	54,738	1,338,891
OFG Bancorp.	8,466	145,531
PacWest Bancorp(a)	127,710	5,492,807
Park Sterling Corp.	87,300	580,545
Peoples Bancorp, Inc.	21,500	531,695
Pinnacle Financial Partners, Inc.	108,410	4,064,291
Preferred Bank*	52,600	1,365,496
PrivateBancorp, Inc.	148,100	4,518,531
Republic Bancorp, Inc. (Class A Stock)	12,246	276,760
Sierra Bancorp	27,100	431,432
Signature Bank*	65,060	8,170,885
Simmons First National Corp. (Class A Stock)	8,400	313,068
Southside Bancshares, Inc.	16,397	514,538
Southwest Bancorp, Inc.	102,733	1,814,265
Square 1 Financial, Inc.*	10,600	213,060
Susquehanna Bancshares, Inc.	66,712	759,850
SVB Financial Group*	94,090	12,116,910
SY Bancorp, Inc.	7,800	246,792
Talmer Bancorp, Inc. (Class A Stock)*	42,200	617,808
Taylor Capital Group, Inc.*	14,500	346,840
TCF Financial Corp.	249,477	4,156,287
Tompkins Financial Corp.	71,627	3,506,858
Trustmark Corp.	18,100	458,835
UMB Financial Corp.	56,600	3,662,020

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Umpqua Holdings Corp.	141,572	$2,638,902
Union First Market Bankshares Corp.	17,022	432,699
Washington Trust Bancorp, Inc.	2,593	97,160
Webster Financial Corp.	25,900	804,454
WesBanco, Inc.	84,900	2,702,367
West Bancorp., Inc.	36,800	558,992
Wilshire Bancorp, Inc.	269,800	2,994,780
Wintrust Financial Corp.	234,160	11,394,226
Yadkin Financial Corp.*	36,300	777,183

		187,669,241

Biotechnology — 0.6%
Agios Pharmaceuticals, Inc.*	3,000	117,450
Akebia Therapeutics, Inc.*	6,400	125,184
Applied Genetic Technologies Corp.*	29,400	441,000
Auspex Pharmaceuticals, Inc.*	2,200	67,672
Cara Therapeutics, Inc.*	30,100	560,161
Celladon Corp.*	43,400	517,328
Celldex Therapeutics, Inc.*(a)	29,500	521,265
Concert Pharmaceuticals, Inc.*	18,700	251,515
Dicerna Pharmaceuticals, Inc.*(a)	26,500	748,625
Eagle Pharmaceuticals, Inc.*	14,500	184,875
Eleven Biotherapeutics, Inc.*	26,500	430,095
Flexion Therapeutics, Inc.*	27,100	445,795
Foundation Medicine, Inc.*	6,600	213,642
Karyopharm Therapeutics, Inc.*	6,000	185,340
MacroGenics, Inc.*	15,100	420,233
Puma Biotechnology, Inc.*	12,600	1,312,164
TESARO, Inc.*	12,000	353,760
Trevena, Inc.*	51,800	407,148
Ultragenyx Pharmaceutical, Inc.*	12,000	586,680

		7,889,932

Building Products — 0.1%
Gibraltar Industries, Inc.*	93,745	1,768,968

Capital Markets — 3.4%
Affiliated Managers Group, Inc.*	41,300	8,262,065
American Capital Ltd.*	71,700	1,132,143
Apollo Investment Corp.	145,179	1,206,437
Arlington Asset Investment Corp. (Class A Stock)	103,600	2,743,328
BGC Partners, Inc. (Class A Stock)	121,000	791,340
Cowen Group, Inc. (Class A Stock)*	300,314	1,324,385
Federated Investors, Inc. (Class B Stock)(a)	86,896	2,653,804
Fidus Investment Corp.	13,328	257,364
Gladstone Capital Corp.	16,300	164,304
Gladstone Investment Corp.	101,500	839,405
Greenhill & Co., Inc.(a)	14,178	736,972
HFF, Inc. (Class A Stock)	50,662	1,702,750
Investment Technology Group, Inc.*	57,200	1,155,440
Manning & Napier, Inc.	11,400	191,178
Piper Jaffray Cos.*	51,200	2,344,960
Prospect Capital Corp.	183,079	1,977,253
Raymond James Financial, Inc.	89,980	5,032,581
Waddell & Reed Financial, Inc. (Class A Stock)	135,040	9,941,645

		42,457,354

Chemicals — 1.9%
Axiall Corp.	47,600	2,138,192
Cytec Industries, Inc.	33,773	3,296,582

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
Fuller (H.B.) Co.	9,600	$463,488
FutureFuel Corp.	4,800	97,440
GSE Holding, Inc.*	14,300	4,147
Innophos Holdings, Inc.	55,797	3,163,690
Innospec, Inc.	5,400	244,242
Koppers Holdings, Inc.	105,910	4,366,669
Kraton Performance Polymers, Inc.*	81,470	2,129,626
Minerals Technologies, Inc.	40,300	2,601,768
PolyOne Corp.	36,530	1,339,190
Schulman (A.), Inc.	46,400	1,682,464
Sensient Technologies Corp.	32,049	1,807,884
Zep, Inc.	34,300	607,110

		23,942,492

Commercial Services & Supplies — 3.8%
ABM Industries, Inc.	131,300	3,773,562
ACCO Brands Corp.*(a)	709,756	4,372,097
ARC Document Solutions, Inc.*	129,500	963,480
Brink’s Co. (The)	60,800	1,735,840
Cenveo, Inc.*(a)	331,800	1,008,672
Clean Harbors, Inc.*(a)	91,115	4,992,191
Courier Corp.	33,100	509,740
G&K Services, Inc. (Class A Stock)	60,262	3,686,226
Herman Miller, Inc.	57,630	1,851,652
Interface, Inc.	66,125	1,358,869
KAR Auction Services, Inc.	135,663	4,117,372
Kimball International, Inc. (Class B Stock)	193,600	3,506,096
Quad/Graphics, Inc.	97,000	2,274,650
RR Donnelley & Sons Co.	30,834	551,929
Steelcase, Inc. (Class A Stock)	91,500	1,519,815
Team, Inc.*	53,602	2,297,382
Tetra Tech, Inc.*	170,762	5,052,848
United Stationers, Inc.(a)	44,600	1,831,722
Viad Corp.	50,600	1,216,424

		46,620,567

Communications Equipment — 1.6%
Arris Group, Inc.*	12,600	355,068
Aruba Networks, Inc.*(a)	59,600	1,117,500
Aviat Networks, Inc.*	23,700	37,683
Bel Fuse, Inc. (Class B Stock)	48,400	1,059,960
Black Box Corp.	35,160	855,794
Comtech Telecommunications Corp.	30,473	970,870
Digi International, Inc.*	313,740	3,184,461
Emulex Corp.*	227,855	1,683,848
Extreme Networks, Inc.*	230,000	1,334,000
InterDigital, Inc.	71,920	2,381,271
Ixia*	215,571	2,694,637
PC-Tel, Inc.	15,100	131,823
Plantronics, Inc.	89,560	3,980,942

		19,787,857

Construction & Engineering — 1.3%
EMCOR Group, Inc.	222,037	10,389,111
Orion Marine Group, Inc.*	153,420	1,928,489
Tutor Perini Corp.*	131,109	3,758,895

		16,076,495

Consumer Finance — 0.7%
Credit Acceptance Corp.*	6,600	938,190
DFC Global Corp.*(a)	37,602	332,026
EZCORP, Inc. (Class A Stock)*	20,500	221,195

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Consumer Finance (cont’d.)
Green Dot Corp. (Class A Stock)*	86,700	$1,693,251
JGWPT Holdings, Inc. (Class A Stock)*	27,700	505,802
Nelnet, Inc. (Class A Stock)	47,600	1,946,840
Regional Management Corp.*	55,400	1,366,164
World Acceptance Corp.*(a)	27,100	2,034,668

		9,038,136

Containers & Packaging — 0.9%
Graphic Packaging Holding Co.*	237,900	2,417,064
Greif, Inc. (Class A Stock)	54,358	2,853,251
Owens-Illinois, Inc.*	46,524	1,573,907
Rock-Tenn Co. (Class A Stock)	12,600	1,330,182
Silgan Holdings, Inc.	53,524	2,650,508

		10,824,912

Distributors
Core-Mark Holding Co., Inc.	3,600	261,360

Diversified Consumer Services — 0.5%
2U, Inc.*	25,200	343,980
Corinthian Colleges, Inc.*(a)	54,300	74,934
Matthews International Corp. (Class A Stock)	81,472	3,324,872
Sotheby’s	38,300	1,667,965
Steiner Leisure Ltd.*	13,452	622,155

		6,033,906

Diversified Financial Services — 0.2%
PHH Corp.*(a)	84,400	2,180,896

Diversified Telecommunication Services — 0.5%
IDT Corp. (Class B Stock)	41,600	693,056
Inteliquent, Inc.	307,700	4,470,881
Straight Path Communications, Inc. (Class B Stock)*	20,750	152,720
Vonage Holdings Corp.*	115,000	491,050

		5,807,707

Electric Utilities — 3.6%
Cleco Corp.	147,932	7,482,400
El Paso Electric Co.	39,700	1,418,481
Empire District Electric Co. (The)	28,300	688,256
Genie Energy Ltd. (Class B Stock)*	22,900	228,313
Great Plains Energy, Inc.	259,062	7,005,036
IDACORP, Inc.	102,221	5,670,199
MGE Energy, Inc.	46,505	1,824,391
Portland General Electric Co.	339,116	10,967,012
UIL Holdings Corp.	11,400	419,634
Unitil Corp.	15,700	515,588
UNS Energy Corp.	115,600	6,939,468
Westar Energy, Inc.(a)	31,900	1,121,604

		44,280,382

Electrical Equipment — 0.7%
Brady Corp. (Class A Stock)	30,100	817,215
EnerSys, Inc.	49,400	3,422,926
General Cable Corp.	62,339	1,596,502
Regal-Beloit Corp.	44,668	3,247,810

		9,084,453

Electronic Equipment, Instruments & Components — 2.9%
Audience, Inc.*	7,200	90,000
AVX Corp.	298,370	3,932,517
Belden, Inc.	37,437	2,605,615

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Benchmark Electronics, Inc.*	139,100	$3,150,615
Coherent, Inc.*	34,902	2,280,846
GSI Group, Inc.*	39,700	518,482
Insight Enterprises, Inc.*	62,600	1,571,886
Littelfuse, Inc.	11,400	1,067,496
Newport Corp.*	20,500	423,940
Park Electrochemical Corp.	241,740	7,220,774
Sanmina Corp.*(a)	281,268	4,908,127
ScanSource, Inc.*	8,400	342,468
SYNNEX Corp.*	68,700	4,163,907
Zebra Technologies Corp. (Class A Stock)*	52,223	3,624,798

		35,901,471

Energy Equipment & Services — 3.1%
Basic Energy Services, Inc.*	33,100	907,271
C&J Energy Services, Inc.*(a)	234,900	6,849,684
Dawson Geophysical Co.	23,500	658,235
Forum Energy Technologies, Inc.*	37,900	1,174,142
Gulf Island Fabrication, Inc.	81,540	1,762,079
Gulfmark Offshore, Inc. (Class A Stock)	13,900	624,666
Helix Energy Solutions Group, Inc.*	93,300	2,144,034
Key Energy Services, Inc.*	558,039	5,156,281
Matrix Service Co.*	108,710	3,672,224
McDermott International, Inc.*(a)	362,480	2,834,594
Natural Gas Services Group, Inc.*	78,650	2,370,511
Parker Drilling Co.*	216,800	1,537,112
Superior Energy Services, Inc.	31,769	977,214
Tesco Corp.*	99,080	1,832,980
TETRA Technologies, Inc.*	277,110	3,547,008
Tidewater, Inc.	54,040	2,627,425

		38,675,460

Food & Staples Retailing — 2.5%
Andersons, Inc. (The)	93,950	5,565,598
Casey’s General Stores, Inc.	31,736	2,145,036
Pantry, Inc. (The)*	482,115	7,395,644
Rite Aid Corp.*	1,008,100	6,320,787
Roundy’s, Inc.	117,400	807,712
Spartan Stores, Inc.	106,600	2,474,186
Susser Holdings Corp.*(a)	32,590	2,035,897
Weis Markets, Inc.	94,260	4,642,305

		31,387,165

Food Products — 1.1%
Chiquita Brands International, Inc.*	306,500	3,815,925
Darling International, Inc.*	218,590	4,376,172
Pinnacle Foods, Inc.	44,900	1,340,714
Snyder’s-Lance, Inc.	66,284	1,868,546
TreeHouse Foods, Inc.*	36,209	2,606,686

		14,008,043

Gas Utilities — 1.0%
Chesapeake Utilities Corp.	7,800	492,648
Laclede Group, Inc. (The)	45,330	2,137,310
New Jersey Resources Corp.	52,939	2,636,362
Northwest Natural Gas Co.	45,220	1,990,132
South Jersey Industries, Inc.	2,900	162,661
Southwest Gas Corp.	48,800	2,608,360
WGL Holdings, Inc.	62,110	2,488,127

		12,515,600

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Health Care Equipment & Supplies — 0.9%
Greatbatch, Inc.*	9,600	$440,832
Inogen, Inc.*	12,600	208,026
Natus Medical, Inc.*	61,400	1,584,120
NuVasive, Inc.*	115,600	4,440,196
OraSure Technologies, Inc.*	156,000	1,243,320
Teleflex, Inc.	25,850	2,772,154

		10,688,648

Health Care Providers & Services — 1.6%
Almost Family, Inc.*	25,734	594,455
Amsurg Corp.*	78,424	3,692,202
Cross Country Healthcare, Inc.*	256,730	2,071,811
HealthSouth Corp.	65,909	2,368,110
LifePoint Hospitals, Inc.*	93,692	5,110,899
Molina Healthcare, Inc.*(a)	97,900	3,677,124
Triple-S Management Corp. (Puerto Rico) (Class B Stock)*	31,300	505,182
WellCare Health Plans, Inc.*	19,300	1,225,936

		19,245,719

Health Care Technology
Veeva Systems, Inc. (Class A Stock)*	21,700	579,390

Hotels, Restaurants & Leisure — 0.6%
Cracker Barrel Old Country Store, Inc.	26,103	2,538,256
Intrawest Resorts Holdings, Inc.*(a)	30,100	392,504
Ruth’s Hospitality Group, Inc.	131,900	1,594,671
Scientific Games Corp. (Class A Stock)*	126,474	1,736,488
Speedway Motorsports, Inc.	32,518	609,062

		6,870,981

Household Durables — 1.4%
Ethan Allen Interiors, Inc.	49,362	1,256,263
Helen of Troy Ltd.*	104,200	7,213,766
Lifetime Brands, Inc.	42,800	764,408
Ryland Group, Inc. (The)	78,730	3,143,689
Skullcandy, Inc.*	151,651	1,392,156
Universal Electronics, Inc.*	30,100	1,155,539
WCI Communities, Inc.*	53,430	1,055,777
ZAGG, Inc.*	143,497	662,956

		16,644,554

Insurance — 5.8%
Allied World Assurance Co. Holdings AG	61,000	6,294,590
American Equity Investment Life Holding Co.(a)	230,700	5,449,134
AMERISAFE, Inc.	53,000	2,327,230
AmTrust Financial Services, Inc.(a)	32,769	1,232,442
Aspen Insurance Holdings Ltd.	33,100	1,314,070
Assured Guaranty Ltd.	53,600	1,357,152
Axis Capital Holdings Ltd.	136,240	6,246,604
CNO Financial Group, Inc.	352,946	6,388,323
Employers Holdings, Inc.	164,560	3,329,049
Endurance Specialty Holdings Ltd.	78,729	4,237,982
Hanover Insurance Group, Inc. (The)	82,515	5,069,722
Hilltop Holdings, Inc.*	139,600	3,321,084
Horace Mann Educators Corp.	145,867	4,230,143
Infinity Property & Casualty Corp.	57,292	3,874,658
Maiden Holdings Ltd.	111,400	1,390,272
Platinum Underwriters Holdings Ltd.	57,710	3,468,371
ProAssurance Corp.	109,783	4,888,637
Reinsurance Group of America, Inc.	32,270	2,569,660

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Selective Insurance Group, Inc.	42,800	$998,096
Stewart Information Services Corp.	18,700	656,931
Symetra Financial Corp.	93,900	1,861,098
United Fire Group, Inc.	18,100	549,335

		71,054,583

Internet & Catalog Retail
Coupons.com, Inc.*(a)	12,600	310,590

Internet Software & Services — 0.4%
Amber Road, Inc.*	9,800	150,920
Bazaarvoice, Inc.*(a)	13,200	96,360
Care.com, Inc.*(a)	7,200	119,160
Chegg, Inc.*(a)	147,500	1,032,500
Digital River, Inc.*	29,500	514,185
Intralinks Holdings, Inc.*	77,100	788,733
Q2 Holdings, Inc.*	1,500	23,295
United Online, Inc.	20,957	242,263
Vocus, Inc.*	8,400	111,972
WebMD Health Corp.*(a)	51,200	2,119,680

		5,199,068

IT Services — 1.5%
Convergys Corp.	151,505	3,319,474
CSG Systems International, Inc.	25,300	658,812
ExlService Holdings, Inc.*	86,505	2,673,870
Global Cash Access Holdings, Inc.*	201,700	1,383,662
Heartland Payment Systems, Inc.	48,948	2,028,895
Lionbridge Technologies, Inc.*	52,400	351,604
ModusLink Global Solutions, Inc.*	58,400	247,032
Sykes Enterprises, Inc.*	61,898	1,229,913
Unisys Corp.*(a)	219,750	6,693,585

		18,586,847

Leisure Products — 0.5%
Arctic Cat, Inc.	53,235	2,544,101
Callaway Golf Co.	289,208	2,955,706
Johnson Outdoors, Inc. (Class A Stock)	8,200	208,444
Malibu Boats, Inc. (Class A Stock)*	18,700	415,514

		6,123,765

Life Sciences Tools & Services — 0.7%
Charles River Laboratories International, Inc.*	70,044	4,226,455
PerkinElmer, Inc.	91,715	4,132,678

		8,359,133

Machinery — 3.5%
Actuant Corp. (Class A Stock)	72,930	2,490,559
Altra Industrial Motion Corp.	23,590	842,163
Ampco-Pittsburgh Corp.	22,300	420,801
Briggs & Stratton Corp.	126,500	2,814,625
EnPro Industries, Inc.*(a)	35,229	2,560,091
FreightCar America, Inc.	5,399	125,473
Global Brass & Copper Holdings, Inc.	50,000	788,500
Hardinge, Inc.	33,700	485,280
Harsco Corp.	184,310	4,318,383
Hyster-Yale Materials Handling, Inc.	19,300	1,881,750
ITT Corp.	87,123	3,725,379
Kadant, Inc.	101,483	3,701,085
LB Foster Co. (Class A Stock)	30,100	1,410,185
NN, Inc.	49,400	973,180
RBC Bearings, Inc.*	69,465	4,424,921

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Snap-on, Inc.	26,210	$2,974,311
Standex International Corp.	7,800	417,924
Terex Corp.(a)	43,271	1,916,905
Trimas Corp.*	96,777	3,212,996
Watts Water Technologies, Inc. (Class A Stock)	56,020	3,287,814

		42,772,325

Marine — 0.3%
Diana Shipping, Inc. (Greece)*(a)	172,934	2,073,479
Kirby Corp.*	18,540	1,877,175

		3,950,654

Media — 0.5%
AMC Entertainment Holdings, Inc. (Class A Stock)*	12,600	305,550
Entercom Communications Corp. (Class A Stock)*(a)	29,500	297,065
EW Scripps Co. (Class A Stock)*	189,700	3,361,484
Journal Communications, Inc. (Class A Stock)*	121,600	1,077,376
Live Nation Entertainment, Inc.*	26,500	576,375
Sinclair Broadcast Group, Inc. (Class A Stock)(a)	40,716	1,102,996

		6,720,846

Metals & Mining — 2.0%
Allegheny Technologies, Inc.	80,773	3,043,527
Carpenter Technology Corp.	28,050	1,852,422
Commercial Metals Co.	201,480	3,803,942
Globe Specialty Metals, Inc.	27,700	576,714
Haynes International, Inc.	35,120	1,896,480
Horsehead Holding Corp.*(a)	192,390	3,236,000
RTI International Metals, Inc.*	108,758	3,021,297
Steel Dynamics, Inc.	96,090	1,709,441
SunCoke Energy, Inc.*	54,200	1,237,928
US Silica Holdings, Inc.	6,000	229,020
Worthington Industries, Inc.	101,800	3,893,850

		24,500,621

Multiline Retail — 0.3%
Burlington Stores, Inc.*	62,320	1,839,686
Dillard’s, Inc. (Class A Stock)	16,900	1,561,560

		3,401,246

Multi-Utilities — 0.2%
NorthWestern Corp.	39,700	1,882,971

Oil, Gas & Consumable Fuels — 3.6%
Bill Barrett Corp.*(a)	89,660	2,295,296
Carrizo Oil & Gas, Inc.*	96,240	5,144,990
Cloud Peak Energy, Inc.*	130,120	2,750,737
CVR Energy, Inc.	12,000	507,000
Delek US Holdings, Inc.	102,400	2,973,696
Energy XXI Bermuda Ltd.(a)	36,700	865,019
EPL Oil & Gas, Inc.*	33,100	1,277,660
Equal Energy Ltd.	34,300	157,094
Goodrich Petroleum Corp.*(a)	78,050	1,234,751
Green Plains Renewable Energy, Inc.	113,200	3,391,472
Jones Energy, Inc. (Class A Stock)*	56,531	855,879
Knightsbridge Tankers Ltd. (Bermuda)	77,100	1,044,705
Northern Oil and Gas, Inc.*(a)	133,566	1,952,735
Oasis Petroleum, Inc.*	50,794	2,119,634

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Panhandle Oil and Gas, Inc. (Class A Stock)	4,800	$209,328
PDC Energy, Inc.*	27,483	1,711,092
Renewable Energy Group, Inc.*	261,700	3,135,166
REX American Resources Corp.*	8,400	479,220
Rice Energy, Inc.*	91,500	2,414,685
RSP Permian, Inc.*	92,100	2,660,769
SemGroup Corp. (Class A Stock)	7,200	472,896
Stone Energy Corp.*	76,200	3,198,114
Triangle Petroleum Corp.*(a)	8,860	73,006
Vaalco Energy, Inc.*	76,500	654,075
Warren Resources, Inc.*	344,500	1,653,600
Western Refining, Inc.	6,000	231,600
World Fuel Services Corp.	12,600	555,660

		44,019,879

Paper & Forest Products — 0.4%
Boise Cascade Co.*(a)	71,080	2,035,731
Domtar Corp.	7,200	807,984
P.H. Glatfelter Co.	16,900	460,018
Resolute Forest Products, Inc.*	50,600	1,016,554
Schweitzer-Mauduit International, Inc.	7,200	306,648

		4,626,935

Personal Products
Revlon, Inc. (Class A Stock)*	15,700	401,135

Pharmaceuticals — 0.3%
Achaogen, Inc.*	6,500	100,490
Egalet Corp.*	19,900	278,401
Impax Laboratories, Inc.*	17,300	457,066
Lannett Co., Inc.*	33,100	1,182,332
Prestige Brands Holdings, Inc.*	60,639	1,652,413
Revance Therapeutics, Inc.*	19,300	607,950

		4,278,652

Professional Services — 1.5%
CDI Corp.	18,100	310,415
Heidrick & Struggles International, Inc.	30,700	616,149
Kelly Services, Inc. (Class A Stock)	71,800	1,703,814
Korn/Ferry International*	153,703	4,575,739
Navigant Consulting, Inc.*	41,600	776,256
Paylocity Corp.*	10,700	257,335
Resources Connection, Inc.	83,100	1,170,879
RPX Corp.*	76,500	1,245,420
TrueBlue, Inc.*	210,740	6,166,252
VSE Corp.	30,100	1,586,270

		18,408,529

Real Estate Investment Trusts (REITs) — 9.0%
Acadia Realty Trust	14,500	382,510
American Campus Communities, Inc.	48,800	1,822,680
Anworth Mortgage Asset Corp.	561,300	2,784,048
Ashford Hospitality Prime, Inc.	35,360	534,643
Ashford Hospitality Trust, Inc.	176,500	1,989,155
BioMed Realty Trust, Inc.(a)	164,887	3,378,535
Blackstone Mortgage Trust, Inc. (Class A Stock)	57,537	1,654,189
Capstead Mortgage Corp.	375,200	4,750,032
CBL & Associates Properties, Inc.	90,620	1,608,505
Cedar Realty Trust, Inc.	177,700	1,085,747
Chatham Lodging Trust	32,500	657,150

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Chesapeake Lodging Trust	54,200	$1,394,566
Coresite Realty Corp.	71,100	2,204,100
Corporate Office Properties Trust(a)	42,080	1,121,011
Cousins Properties, Inc.	532,957	6,113,017
CYS Investments, Inc.	97,600	806,176
DCT Industrial Trust, Inc.(a)	416,300	3,280,444
DiamondRock Hospitality Co.(a)	377,000	4,429,750
EastGroup Properties, Inc.	62,750	3,947,603
Education Realty Trust, Inc.	338,847	3,344,420
Empire State Realty Trust, Inc. (Class A Stock)(a)	76,220	1,151,684
EPR Properties	16,900	902,291
Equity One, Inc.	131,301	2,933,264
Extra Space Storage, Inc.	19,300	936,243
FelCor Lodging Trust, Inc.	113,200	1,023,328
First Industrial Realty Trust, Inc.	236,100	4,561,452
First Potomac Realty Trust	133,920	1,730,246
GEO Group, Inc. (The)	24,700	796,328
Getty Realty Corp.	16,300	307,907
Government Properties Income Trust	13,200	332,640
Hersha Hospitality Trust	780,680	4,551,364
Home Properties, Inc.	6,000	360,720
Kite Realty Group Trust	249,900	1,499,400
LaSalle Hotel Properties(a)	12,600	394,506
Lexington Realty Trust(a)	292,150	3,187,357
LTC Properties, Inc.	37,900	1,426,177
MFA Financial, Inc.	435,078	3,371,855
Mid-America Apartment Communities, Inc.	113,710	7,762,982
Parkway Properties, Inc.	115,600	2,109,700
Pebblebrook Hotel Trust	191,850	6,478,775
Pennsylvania Real Estate Investment Trust	25,852	466,629
PennyMac Mortgage Investment Trust	79,900	1,909,610
Potlatch Corp.	92,700	3,586,563
RAIT Financial Trust	175,200	1,487,448
Ramco-Gershenson Properties Trust	34,300	559,090
Redwood Trust, Inc.(a)	202,300	4,102,644
Sun Communities, Inc.	16,900	762,021
Sunstone Hotel Investors, Inc.	212,000	2,910,760
Washington Real Estate Investment Trust(a)	32,290	771,085
Winthrop Realty Trust	42,200	489,098

		110,151,448

Real Estate Management & Development — 0.4%
Alexander & Baldwin, Inc.	43,400	1,847,104
CBRE Group, Inc. (Class A Stock)*	34,635	950,038
Jones Lang LaSalle, Inc.	17,830	2,112,855

		4,909,997

Road & Rail — 0.9%
AMERCO	13,801	3,203,488
Arkansas Best Corp.	28,900	1,067,855
Old Dominion Freight Line, Inc.*	76,757	4,355,192
Quality Distribution, Inc.*	40,300	523,497
Saia, Inc.*	9,000	343,890
Swift Transportation Co.*(a)	46,400	1,148,400
Universal Truckload Services, Inc.	9,600	277,440

		10,919,762

Semiconductors & Semiconductor Equipment — 5.0%
Alpha & Omega Semiconductor Ltd.*	107,219	789,132
Amkor Technology, Inc.*	269,200	1,846,712

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Cirrus Logic, Inc.*(a)	56,600	$1,124,642
DSP Group, Inc.*	27,100	234,144
Exar Corp.*	373,942	4,468,607
Fairchild Semiconductor International, Inc.*	191,603	2,642,205
First Solar, Inc.*(a)	50,600	3,531,374
Integrated Silicon Solution, Inc.*	115,000	1,788,250
IXYS Corp.	47,000	533,450
LTX-Credence Corp.*	21,700	193,347
MKS Instruments, Inc.	168,573	5,038,647
ON Semiconductor Corp.*	668,980	6,288,412
Pericom Semiconductor Corp.*	36,700	287,361
RF Micro Devices, Inc.*(a)	579,219	4,564,246
Rudolph Technologies, Inc.*(a)	486,390	5,549,710
Semtech Corp.*	81,874	2,074,687
Spansion, Inc. (Class A Stock)*	222,800	3,881,176
Teradyne, Inc.*(a)	338,203	6,726,858
Ultra Clean Holdings, Inc.*	278,200	3,658,330
Veeco Instruments, Inc.*	142,960	5,994,313

		61,215,603

Software — 1.2%
Actuate Corp.*	63,800	384,076
BroadSoft, Inc.*	92,551	2,473,888
Cadence Design Systems, Inc.*(a)	183,965	2,858,816
FireEye, Inc.*(a)	10,200	628,014
Proofpoint, Inc.*	4,800	177,984
PTC, Inc.*	120,919	4,284,160
Telenav, Inc.*	181,300	1,080,548
TiVo, Inc.*	124,100	1,641,843
Varonis Systems, Inc.*	19,300	690,168

		14,219,497

Specialty Retail — 2.3%
Abercrombie & Fitch Co. (Class A Stock)	24,932	959,882
American Eagle Outfitters, Inc.	230,779	2,824,735
ANN, Inc.*	37,517	1,556,205
Barnes & Noble, Inc.*	68,400	1,429,560
Brown Shoe Co., Inc.	60,200	1,597,708
Cato Corp. (The) (Class A Stock)	41,777	1,129,650
Children’s Place Retail Stores, Inc. (The)	45,200	2,251,412
Destination Maternity Corp.	16,900	463,060
Express, Inc.*	167,552	2,660,726
hhgregg, Inc.*(a)	75,800	728,438
Kirkland’s, Inc.*	51,800	957,782
MarineMax, Inc.*(a)	213,360	3,240,938
Pier 1 Imports, Inc.(a)	330,607	6,241,861
Select Comfort Corp.*	117,872	2,131,126
Stein Mart, Inc.	3,700	51,837
Systemax, Inc.*	4,951	73,819
Trans World Entertainment Corp.	9,000	32,670

		28,331,409

Technology Hardware, Storage & Peripherals — 0.6%
Avid Technology, Inc.*	77,700	473,970
Diebold, Inc.(a)	72,581	2,895,256
Electronics For Imaging, Inc.*	34,300	1,485,533
Fusion-io, Inc.*(a)	137,900	1,450,708
QLogic Corp.*	13,200	168,300
Super Micro Computer, Inc.*	68,100	1,182,897

		7,656,664

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods — 0.8%
G-III Apparel Group Ltd.*	9,600	$687,168
Iconix Brand Group, Inc.*(a)	52,400	2,057,748
Jones Group, Inc. (The)	65,600	982,032
Movado Group, Inc.	55,450	2,525,747
Oxford Industries, Inc.	21,343	1,669,023
RG Barry Corp.	12,000	226,560
Vera Bradley, Inc.*(a)	46,481	1,254,522

		9,402,800

Thrifts & Mortgage Finance — 1.1%
BankFinancial Corp.	8,400	83,832
Berkshire Hills Bancorp, Inc.	13,800	357,144
Charter Financial Corp.	46,400	501,584
First Defiance Financial Corp.	17,500	474,600
Flagstar Bancorp, Inc.*	261,500	5,810,530
HomeStreet, Inc.	70,300	1,374,365
OceanFirst Financial Corp.	15,100	267,119
Provident Financial Holdings, Inc.	21,700	334,614
Provident Financial Services, Inc.	28,900	530,893
Westfield Financial, Inc.	299,280	2,229,636
WSFS Financial Corp.	15,700	1,121,451

		13,085,768

Trading Companies & Distributors — 0.5%
Aircastle Ltd.	39,700	769,386
Applied Industrial Technologies, Inc.	38,800	1,871,712
Rush Enterprises, Inc. (Class A Stock)*	107,690	3,497,771

		6,138,869

Water Utilities — 0.1%
American States Water Co.	13,800	445,602
Artesian Resources Corp. (Class A Stock)	7,200	161,712
California Water Service Group	11,400	272,916
Consolidated Water Co. Ltd. (Cayman Islands)	6,600	86,988

		967,218

TOTAL COMMON STOCKS
(cost $941,948,250)		1,201,597,152

EXCHANGE TRADED FUNDS — 0.6%
iShares Russell 2000 Index Fund(a)	29,246	3,402,480
iShares Russell 2000 Value Index Fund	46,720	4,711,245

TOTAL EXCHANGE TRADED FUNDS
(cost $7,189,719)		8,113,725

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Notes 0.250%	11/30/14	(k)	1,065	1,066,165

(cost $1,065,810)
TOTAL LONG-TERM INVESTMENTS (cost $950,203,779)				1,210,777,042

	Shares	Value
SHORT-TERM INVESTMENT — 9.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $112,478,506; includes $95,528,194 of cash collateral for securities on loan)(b)(w)	112,478,506	$112,478,506

TOTAL INVESTMENTS — 107.6% (cost $1,062,682,285)		1,323,255,548
Liabilities in excess of other assets(x) — (7.6)%		(92,964,060)

NET ASSETS — 100.0%		$1,230,291,488

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $93,911,429; cash collateral of $95,528,194 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(k)	Represents security, or a portion thereof, segregated as
collateral for futures contracts.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Financial futures contracts open at March 31, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2014	Unrealized Depreciation(1)
Long Position:
90	Russell 2000 Mini Index	Jun. 2014	$10,708,200	$10,534,500	$(173,700)

(1) The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2014.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$30,731,691	$—	$—
Air Freight & Logistics	1,102,268	—	—
Airlines	8,455,150	—	—
Auto Components	9,469,540	—	—
Banks	187,669,241	—	—
Biotechnology	7,889,932	—	—
Building Products	1,768,968	—	—
Capital Markets	42,457,354	—	—
Chemicals	23,942,492	—	—
Commercial Services & Supplies	46,620,567	—	—
Communications Equipment	19,787,857	—	—
Construction & Engineering	16,076,495	—	—
Consumer Finance	9,038,136	—	—
Containers & Packaging	10,824,912	—	—
Distributors	261,360	—	—
Diversified Consumer Services	6,033,906	—	—
Diversified Financial Services	2,180,896	—	—
Diversified Telecommunication Services	5,807,707	—	—
Electric Utilities	44,280,382	—	—
Electrical Equipment	9,084,453	—	—
Electronic Equipment, Instruments & Components	35,901,471	—	—
Energy Equipment & Services	38,675,460	—	—
Food & Staples Retailing	31,387,165	—	—
Food Products	14,008,043	—	—
Gas Utilities	12,515,600	—	—
Health Care Equipment & Supplies	10,688,648	—	—
Health Care Providers & Services	19,245,719	—	—
Health Care Technology	579,390	—	—
Hotels, Restaurants & Leisure	6,870,981	—	—
Household Durables	16,644,554	—	—
Insurance	71,054,583	—	—
Internet & Catalog Retail	310,590	—	—
Internet Software & Services	5,199,068	—	—
IT Services	18,586,847	—	—
Leisure Products	6,123,765	—	—
Life Sciences Tools & Services	8,359,133	—	—
Machinery	42,772,325	—	—
Marine	3,950,654	—	—
Media	6,720,846	—	—
Metals & Mining	24,500,621	—	—
Multiline Retail	3,401,246	—	—

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Level 1	Level 2	Level 3
Multi-Utilities	$1,882,971	$—	$—
Oil, Gas & Consumable Fuels	44,019,879	—	—
Paper & Forest Products	4,626,935	—	—
Personal Products	401,135	—	—
Pharmaceuticals	4,278,652	—	—
Professional Services	18,408,529	—	—
Real Estate Investment Trusts (REITs)	110,151,448	—	—
Real Estate Management & Development	4,909,997	—	—
Road & Rail	10,919,762	—	—
Semiconductors & Semiconductor Equipment	61,215,603	—	—
Software	14,219,497	—	—
Specialty Retail	28,331,409	—	—
Technology Hardware, Storage & Peripherals	7,656,664	—	—
Textiles, Apparel & Luxury Goods	9,402,800	—	—
Thrifts & Mortgage Finance	13,085,768	—	—
Trading Companies & Distributors	6,138,869	—	—
Water Utilities	967,218	—	—
Exchange Traded Funds	8,113,725	—	—
U. S. Treasury Obligation	—	1,066,165	—
Affiliated Money Market Mutual Fund	112,478,506	—	—
Other Financial Instruments*
Futures	(173,700)	—	—

Total	$1,322,015,683	$1,066,165	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 88.9%
COMMON STOCKS — 55.1%
Aerospace & Defense — 1.2%
American Science & Engineering, Inc.	5,000	$335,850
Boeing Co. (The)	270,800	33,982,692
DigitalGlobe, Inc.*	15,600	452,556
HEICO Corp. (Class A Stock)	36,097	1,566,971
Honeywell International, Inc.	88,900	8,246,364
Precision Castparts Corp.	80,300	20,296,628
Raytheon Co.	78,100	7,715,499
Rolls-Royce Holdings PLC (United Kingdom)*	589,550	10,553,676
Textron, Inc.	264,600	10,396,134
United Technologies Corp.	261,400	30,541,976

		124,088,346

Air Freight & Logistics — 0.4%
Expeditors International of Washington, Inc.	44,200	1,751,646
FedEx Corp.	139,500	18,492,120
Toll Holdings Ltd. (Australia)	968,484	4,683,620
United Parcel Service, Inc. (Class B Stock)	140,100	13,642,938
UTi Worldwide, Inc.(a)	86,300	913,917

		39,484,241

Airlines — 0.4%
American Airlines Group, Inc.*	331,100	12,118,260
Delta Air Lines, Inc.	502,100	17,397,765
SkyWest, Inc.	6,200	79,112
United Continental Holdings, Inc.*	306,100	13,661,243

		43,256,380

Auto Components — 0.5%
Aisin Seiki Co. Ltd. (Japan)	255,000	9,204,619
Autoliv, Inc.	54,698	5,507,037
Delphi Automotive PLC (United Kingdom)	182,600	12,391,236
Gentex Corp.	15,000	472,950
GKN PLC (United Kingdom)	1,267,775	8,260,483
Johnson Controls, Inc.	223,500	10,576,020
Koito Manufacturing Co. Ltd. (Japan)	70,000	1,187,079
TRW Automotive Holdings Corp.*(a)	105,600	8,619,072

		56,218,496

Automobiles — 0.8%
Bayerische Motoren Werke AG (Germany)	111,907	14,141,325
General Motors Co.	603,800	20,782,796
Harley-Davidson, Inc.	163,600	10,897,396
Honda Motor Co. Ltd. (Japan)	312,900	11,009,905
Mitsubishi Motors Corp. (Japan)	543,100	5,672,076
Suzuki Motor Corp. (Japan)	331,600	8,645,677
Tesla Motors, Inc.*	1,600	333,520
Toyota Motor Corp. (Japan)	293,900	16,574,151
Winnebago Industries, Inc.*	20,700	566,973

		88,623,819

Banks — 2.7%
Australia & New Zealand Banking Group Ltd. (Australia)	615,321	18,929,148
Banco Santander Brasil SA (Brazil), ADS	784,800	4,371,336
Bank of Kentucky Financial Corp.	36,700	1,377,718
Bank of Yokohama Ltd. (The) (Japan)	612,000	3,052,747
Bankia SA (Spain)*	2,308,999	4,879,642
BankUnited, Inc.	50,400	1,752,408
Barclays PLC (United Kingdom), ADR(a)	956,306	15,014,004
BBCN Bancorp, Inc.	14,000	239,960

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
BNP Paribas SA (France)	200,731	$15,476,273
Bryn Mawr Bank Corp.	2,500	71,825
Capital Bank Financial Corp. (Class A Stock)*	1,500	37,665
CIT Group, Inc.	13,500	661,770
DBS Group Holdings Ltd. (Singapore)	794,862	10,241,034
DNB ASA (Norway)	864,075	15,014,487
East West Bancorp, Inc.	43,700	1,595,050
Glacier Bancorp, Inc.	17,700	514,539
Home BancShares, Inc.(a)	56,968	1,960,839
Intesa Sanpaolo SpA (Italy)	3,321,128	11,269,297
Lloyds Banking Group PLC (United Kingdom)*	5,763,763	7,210,532
M&T Bank Corp.	33,600	4,075,680
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,731,900	9,537,202
Nordea Bank AB (Sweden)	487,052	6,909,130
Popular, Inc. (Puerto Rico)*	24,220	750,578
Sandy Spring Bancorp, Inc.	17,100	427,158
Standard Chartered PLC (United Kingdom)	762,213	15,938,241
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	2,335,810	10,568,488
Svenska Handelsbanken AB (Sweden) (Class A Stock)	257,480	12,938,778
Swedbank AB (Sweden) (Class A Stock)	447,363	12,009,784
Synovus Financial Corp.	197,000	667,830
TCF Financial Corp.	32,720	545,115
Texas Capital Bancshares, Inc.*	4,900	318,206
U.S. Bancorp	608,600	26,084,596
United Overseas Bank Ltd. (Singapore)	545,000	9,400,944
Wells Fargo & Co.	1,137,624	56,585,418
Westamerica Bancorporation	14,100	762,528
Western Alliance Bancorp*	88,100	2,167,260

		283,357,210

Beverages — 1.0%
Coca-Cola Co. (The)	810,100	31,318,466
Coca-Cola Enterprises, Inc.	16,800	802,368
Dr. Pepper Snapple Group, Inc.	75,600	4,117,176
Kirin Holdings Co. Ltd. (Japan)	558,000	7,722,385
Monster Beverage Corp.*	20,400	1,416,780
PepsiCo, Inc.	529,746	44,233,791
Pernod-Ricard SA (France)	100,939	11,746,849

		101,357,815

Biotechnology — 1.1%
Acceleron Pharma, Inc.*	9,900	341,550
Alexion Pharmaceuticals, Inc.*	80,700	12,276,891
Alnylam Pharmaceuticals, Inc.*	18,800	1,262,232
Amgen, Inc.	119,500	14,739,130
Biogen Idec, Inc.*	67,000	20,493,290
BioMarin Pharmaceutical, Inc.*	3,100	211,451
Celgene Corp.*	64,600	9,018,160
CSL Ltd. (Australia)	126,009	8,139,157
Exelixis, Inc.*(a)	89,100	315,414
Gilead Sciences, Inc.*	455,600	32,283,816
Incyte Corp. Ltd.*(a)	71,900	3,848,088
Isis Pharmaceuticals, Inc.*(a)	38,300	1,654,943
Neurocrine Biosciences, Inc.*	105,300	1,695,330
Pharmacyclics, Inc.*(a)	19,400	1,944,268
Regeneron Pharmaceuticals, Inc.*	7,900	2,372,212

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
Vertex Pharmaceuticals, Inc.*	53,400	$3,776,448

		114,372,380

Building Products
A.O. Smith Corp.	25,600	1,178,112

Capital Markets — 1.3%
Ameriprise Financial, Inc.	87,450	9,625,621
BlackRock, Inc.	30,000	9,434,400
Close Brothers Group PLC (United Kingdom)	115,825	2,730,370
Credit Suisse Group AG (Switzerland)*	321,214	10,397,081
Deutsche Bank AG (Germany)	141,404	6,337,558
E*TRADE Financial Corp.*	226,900	5,223,238
Eaton Vance Corp.	6,500	248,040
GAM Holding AG (Switzerland)*	588,823	10,629,633
Invesco Ltd.	117,700	4,354,900
LPL Financial Holdings, Inc.	91,700	4,817,918
Morgan Stanley	605,000	18,857,850
Northern Trust Corp.	213,900	14,023,284
Och-Ziff Capital Management Group LLC (Class A Stock)	253,400	3,489,318
Raymond James Financial, Inc.	6,620	370,257
State Street Corp.	347,100	24,140,805
TD Ameritrade Holding Corp.	292,300	9,923,585
Waddell & Reed Financial, Inc. (Class A Stock)	32,200	2,370,564

		136,974,422

Chemicals — 1.6%
Air Products & Chemicals, Inc.	25,500	3,035,520
Airgas, Inc.	96,900	10,320,819
Albemarle Corp.	9,840	653,573
Alent PLC (United Kingdom)	651,816	3,444,737
Asahi Kasei Corp. (Japan)	1,222,000	8,285,895
BASF SE (Germany)	127,044	14,136,616
Cabot Corp.	3,900	230,334
Celanese Corp.	228,700	12,695,137
Dow Chemical Co. (The)	110,500	5,369,195
Ecolab, Inc.	247,750	26,754,523
Flotek Industries, Inc.*(a)	9,500	264,575
FMC Corp.	7,500	574,200
International Flavors & Fragrances, Inc.	1,700	162,639
Koppers Holdings, Inc.	32,100	1,323,483
LyondellBasell Industries NV (Class A Stock)	129,000	11,473,260
Mexichem SAB de CV (Mexico)	73,100	257,562
Monsanto Co.	158,600	18,043,922
Mosaic Co. (The)	12,600	630,000
NewMarket Corp.	300	117,234
Potash Corp. of Saskatchewan, Inc. (Canada)	116,400	4,216,008
PPG Industries, Inc.	19,200	3,714,432
Praxair, Inc.	114,900	15,048,453
RPM International, Inc.	41,600	1,740,544
Senomyx, Inc.*	221,500	2,363,405
Sherwin-Williams Co. (The)	70,800	13,956,804
Shin-Etsu Chemical Co. Ltd. (Japan)	7,100	404,742
Sociedad Quimica y Minera de Chile SA (Chile), ADR	4,400	139,656
Tosoh Corp. (Japan)	395,000	1,521,529
Umicore SA (Belgium)	175,909	8,970,311

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
Valspar Corp. (The)	1,400	$100,968
Victrex PLC (United Kingdom)	10,715	359,899

		170,309,975

Commercial Services & Supplies — 0.3%
ARC Document Solutions, Inc.*	120,640	897,562
Herman Miller, Inc.	3,700	118,881
Iron Mountain, Inc.	168,200	4,637,274
ISS A/S (Denmark)*	46,065	1,547,018
Mobile Mini, Inc.	5,200	225,472
MSA Safety, Inc.	5,900	336,300
Performant Financial Corp.*	19,400	175,570
Stericycle, Inc.*	84,100	9,555,442
Tyco International Ltd.	328,700	13,936,880
Waste Connections, Inc.	27,775	1,218,211

		32,648,610

Communications Equipment — 0.7%
Alcatel-Lucent (France)*	1,319,797	5,197,726
Aruba Networks, Inc.*(a)	92,280	1,730,250
Cisco Systems, Inc.	809,700	18,145,377
Finisar Corp.*	16,637	441,047
Motorola Solutions, Inc.	123,000	7,907,670
QUALCOMM, Inc.	472,700	37,277,122

		70,699,192

Construction & Engineering — 0.2%
Aegion Corp.*	37,600	951,656
Bouygues SA (France)	151,692	6,320,991
Comfort Systems USA, Inc.	13,800	210,312
Jacobs Engineering Group, Inc.*(a)	104,500	6,635,750
Quanta Services, Inc.*	214,300	7,907,670

		22,026,379

Construction Materials — 0.2%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	131,500	565,623
Holcim Ltd. (Switzerland)*	13,826	1,145,888
Martin Marietta Materials, Inc.(a)	94,300	12,103,405
Vulcan Materials Co.	117,600	7,814,520

		21,629,436

Consumer Finance — 0.4%
American Express Co.	295,200	26,576,856
Discover Financial Services	241,700	14,064,523
Santander Consumer USA Holdings, Inc.*	161,000	3,876,880

		44,518,259

Containers & Packaging — 0.1%
Ball Corp.	112,600	6,171,606
Berry Plastics Group, Inc.*	21,800	504,670
MeadWestvaco Corp.	12,000	451,680
Myers Industries, Inc.	27,600	549,792
Vidrala SA (Spain)	1,449	77,833

		7,755,581

Diversified Consumer Services
Ascent Capital Group, Inc. (Class A Stock)*	13,142	992,878

Diversified Financial Services — 2.1%
Bank of America Corp.	2,624,391	45,139,525
Berkshire Hathaway, Inc. (Class B Stock)*	111,500	13,934,155
BM&FBovespa SA (Brazil)	666,900	3,309,517

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Diversified Financial Services (cont’d.)
CBOE Holdings, Inc.	27,900	$1,579,140
Challenger Ltd. (Australia)	565,364	3,363,734
Citigroup, Inc.	990,031	47,125,476
CME Group, Inc.	84,200	6,231,642
Deutsche Boerse AG (Germany)	60,675	4,830,574
ING Groep NV (Netherlands), CVA*	881,046	12,530,027
IntercontinentalExchange Group, Inc.	61,700	12,206,111
JPMorgan Chase & Co.	806,868	48,984,956
London Stock Exchange Group PLC (United Kingdom)	162,747	5,349,585
Macquarie Group Ltd. (Australia)	214,987	11,592,545
McGraw Hill Financial, Inc.	36,800	2,807,840
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	547,900	2,689,688
MSCI, Inc.*	44,800	1,927,296

		223,601,811

Diversified Telecommunication Services — 1.3%
AT&T, Inc.	952,617	33,408,278
Hutchison Telecommunications Hong Kong Holdings Ltd. (Hong Kong)	1,885,000	627,919
Nippon Telegraph & Telephone Corp. (Japan)	280,200	15,226,524
Telecom Italia SpA (Italy)	11,618,692	10,903,086
Telefonica SA (Spain)	695,797	11,026,173
Telstra Corp. Ltd. (Australia)	948,424	4,472,252
Verizon Communications, Inc.	1,166,493	55,490,072
Ziggo NV (Netherlands)	92,856	4,123,707

		135,278,011

Electric Utilities — 0.6%
American Electric Power Co., Inc.	345,200	17,487,832
Entergy Corp.	221,800	14,827,330
Exelon Corp.	99,900	3,352,644
FirstEnergy Corp.	158,608	5,397,430
Great Plains Energy, Inc.	35,500	959,920
Northeast Utilities	101,900	4,636,450
OGE Energy Corp.	38,100	1,400,556
PNM Resources, Inc.	73,500	1,986,705
SSE PLC (United Kingdom)	613,905	15,036,933

		65,085,800

Electrical Equipment — 0.5%
ABB Ltd. (Switzerland)*	324,940	8,393,521
AZZ, Inc.	8,400	375,312
Babcock & Wilcox Co. (The)(a)	85,550	2,840,260
General Cable Corp.	8,100	207,441
Hubbell, Inc. (Class B Stock)	65,300	7,827,511
Legrand SA (France)	247,021	15,345,032
Mitsubishi Electric Corp. (Japan)	1,093,000	12,303,679
Roper Industries, Inc.	47,900	6,395,129

		53,687,885

Electronic Equipment, Instruments & Components — 0.2%
AVX Corp.	42,000	553,560
Belden, Inc.	6,550	455,880
Hamamatsu Photonics KK (Japan)	138,600	6,252,610
Nippon Electric Glass Co. Ltd. (Japan)	397,000	2,045,323
RealD, Inc.*(a)	108,600	1,213,062
Trimble Navigation Ltd.*(a)	223,239	8,677,300

		19,197,735

	Shares	Value
COMMON STOCKS (Continued)
Energy Equipment & Services — 0.7%
AMEC PLC (United Kingdom)	1,576	$29,480
Baker Hughes, Inc.	84,340	5,483,787
Cameron International Corp.*	157,100	9,704,067
China Oilfield Services Ltd. (China) (Class H Stock)	2,228,000	5,253,161
Core Laboratories NV	4,200	833,448
Enerflex Ltd. (Canada)	6,000	95,522
Eurasia Drilling Co. Ltd. (Russia), GDR, RegS	9,404	241,025
Exterran Holdings, Inc.	65,400	2,869,752
FMC Technologies, Inc.*	45,600	2,384,424
Gulf Island Fabrication, Inc.	12,000	259,320
Halliburton Co.	16,700	983,463
Helix Energy Solutions Group, Inc.*	15,200	349,296
Hilong Holding Ltd. (China)	414,000	227,927
McDermott International, Inc.*(a)	130,600	1,021,292
National Oilwell Varco, Inc.	3,400	264,758
Patterson-UTI Energy, Inc.(a)	12,200	386,496
Rignet, Inc.*	21,324	1,147,871
Schlumberger Ltd.	362,815	35,374,463
Superior Energy Services, Inc.	18,281	562,324
Weatherford International Ltd.*	14,400	249,984
WorleyParsons Ltd. (Australia)	118,972	1,675,556

		69,397,416

Food & Staples Retailing — 0.9%
Casey’s General Stores, Inc.(a)	16,400	1,108,476
Costco Wholesale Corp.	131,100	14,641,248
CVS Caremark Corp.	195,176	14,610,875
FamilyMart Co. Ltd. (Japan)	200,100	8,799,607
Fresh Market, Inc. (The)*(a)	36,900	1,239,840
Sysco Corp.	96,300	3,479,319
Tesco PLC (United Kingdom)	2,727,818	13,453,837
Wal-Mart Stores, Inc.	379,200	28,982,256
Whole Foods Market, Inc.	201,800	10,233,278

		96,548,736

Food Products — 1.1%
Archer-Daniels-Midland Co.	229,200	9,944,988
Bunge Ltd.	20,000	1,590,200
Dean Foods Co.	15,900	245,814
Flowers Foods, Inc.	6,600	141,570
General Mills, Inc.	325,300	16,857,046
Kellogg Co.	270,500	16,963,055
Mondelez International, Inc. (Class A Stock)	192,285	6,643,447
Nestle SA (Switzerland)	489,078	36,812,733
Pinnacle Foods, Inc.	20,600	615,116
TreeHouse Foods, Inc.*	7,300	525,527
Unilever PLC (United Kingdom)	670,192	28,663,656

		119,003,152

Gas Utilities
Chesapeake Utilities Corp.	15,500	978,980
GAIL India Ltd. (India)	49,495	311,936
Infraestructura Energetica Nova SAB de CV (Mexico)	90,100	466,804
Southwest Gas Corp.	3,080	164,626

		1,922,346

Health Care Equipment & Supplies — 0.9%
Abbott Laboratories	402,400	15,496,424
Analogic Corp.	11,000	903,210

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (cont’d.)
Becton, Dickinson and Co.	135,859	$15,906,372
Boston Scientific Corp.*	391,600	5,294,432
Cooper Cos., Inc. (The)	6,000	824,160
Covidien PLC	132,150	9,734,169
DENTSPLY International, Inc.	157,600	7,255,904
Elekta AB (Sweden) (Class B Stock)	524,407	6,981,153
Genmark Diagnostics, Inc.*	27,400	272,356
HeartWare International, Inc.*	9,400	881,532
Intuitive Surgical, Inc.*	7,800	3,416,322
Sirona Dental Systems, Inc.*(a)	7,400	552,558
Sonova Holding AG (Switzerland)*	41,372	6,052,594
St. Jude Medical, Inc.	126,300	8,258,757
STERIS Corp.	14,600	697,150
Stryker Corp.	163,800	13,344,786
Thoratec Corp.*	12,700	454,787

		96,326,666

Health Care Providers & Services — 1.2%
Aetna, Inc.	220,300	16,515,891
Express Scripts Holding Co.*	233,888	17,562,650
Fresenius SE & Co. KGaA (Germany)	121,820	19,122,028
HCA Holdings, Inc.*	117,500	6,168,750
Henry Schein, Inc.*	23,000	2,745,510
Humana, Inc.	53,800	6,064,336
LCA-Vision, Inc.*	47,700	255,195
McKesson Corp.	97,005	17,128,173
Miraca Holdings, Inc. (Japan)	112,200	4,915,093
Team Health Holdings, Inc.*(a)	21,700	971,075
UnitedHealth Group, Inc.	324,600	26,613,954
WellCare Health Plans, Inc.*	13,000	825,760
WellPoint, Inc.	116,000	11,547,800

		130,436,215

Hotels, Restaurants & Leisure — 1.0%
Carnival Corp.	105,100	3,979,086
Chipotle Mexican Grill, Inc.*	21,200	12,042,660
Choice Hotels International, Inc.	22,300	1,025,800
Compass Group PLC (United Kingdom)	846,221	12,920,700
Hilton Worldwide Holdings, Inc.*	208,700	4,641,488
Las Vegas Sands Corp.	159,700	12,900,566
Marriott International, Inc. (Class A Stock)(a)	7,700	431,354
McDonald’s Corp.	87,200	8,548,216
MGM Resorts International*	30,631	792,118
Panera Bread Co. (Class A Stock)*	17,600	3,105,872
Royal Caribbean Cruises Ltd.	23,500	1,282,160
Sonic Corp.*	65,425	1,491,036
Starbucks Corp.	251,200	18,433,056
Starwood Hotels & Resorts Worldwide, Inc.	149,900	11,932,040
Tim Hortons, Inc. (Canada)	82,200	4,546,482
Wynn Resorts Ltd.	38,300	8,508,345

		106,580,979

Household Durables — 0.3%
iRobot Corp.*(a)	53,700	2,204,385
Lennar Corp. (Class A Stock)(a)	103,900	4,116,518
Panasonic Corp. (Japan)	515,500	5,862,829
Persimmon PLC (United Kingdom)*	611,214	13,728,878
Tempur Sealy International, Inc.*(a)	20,800	1,053,936
TRI Pointe Homes, Inc.*	35,800	581,034
Whirlpool Corp.	8,400	1,255,464

		28,803,044

	Shares	Value
COMMON STOCKS (Continued)
Household Products — 0.7%
Church & Dwight Co., Inc.	14,600	$1,008,422
Colgate-Palmolive Co.	63,900	4,145,193
Energizer Holdings, Inc.	98,029	9,875,441
Procter & Gamble Co. (The)	772,555	62,267,933

		77,296,989

Independent Power & Renewable Electricity Producers — 0.4%
AES Corp. (The)	1,240,100	17,708,628
Calpine Corp.*	377,900	7,901,889
NRG Energy, Inc.	444,373	14,131,061

		39,741,578

Industrial Conglomerates — 1.6%
3M Co.	192,000	26,046,720
Danaher Corp.	381,200	28,590,000
DCC PLC (Ireland)	159,766	8,683,080
General Electric Co.	1,848,200	47,849,898
Hutchison Whampoa Ltd. (Hong Kong)	1,365,400	18,121,340
Koninklijke Philips NV (Netherlands)	423,693	14,905,241
SembCorp Industries Ltd. (Singapore)	1,342,911	5,874,208
Siemens AG (Germany)	125,658	16,946,661

		167,017,148

Insurance — 2.4%
AIA Group Ltd. (Hong Kong)	1,743,600	8,292,823
Allianz SE (Germany)	54,037	9,133,318
Allstate Corp. (The)	461,400	26,106,012
AXA SA (France)	843,497	21,913,115
Brown & Brown, Inc.	46,300	1,424,188
CNA Financial Corp.	87,184	3,724,500
Direct Line Insurance Group PLC (United Kingdom)	2,129,239	8,430,626
Fidelity National Financial, Inc. (Class A Stock)	197,000	6,193,680
First American Financial Corp.(a)	70,400	1,869,120
HCC Insurance Holdings, Inc.	5,200	236,548
Infinity Property & Casualty Corp.	14,500	980,635
Kemper Corp.	40,600	1,590,302
Loews Corp.	74,200	3,268,510
Marsh & McLennan Cos., Inc.	441,400	21,761,020
Meadowbrook Insurance Group, Inc.(a)	192,600	1,122,858
MetLife, Inc.	449,375	23,727,000
Muenchener Rueckversicherungs AG (Germany)	64,613	14,119,126
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	587,500	4,882,636
Platinum Underwriters Holdings Ltd.	6,300	378,630
Progressive Corp. (The)	510,400	12,361,888
Prudential PLC (United Kingdom)	273,611	5,793,526
QBE Insurance Group Ltd. (Australia)	232,726	2,765,710
Selective Insurance Group, Inc.	15,300	356,796
Sony Financial Holdings, Inc. (Japan)	440,400	7,201,376
StanCorp Financial Group, Inc.	9,300	621,240
State Auto Financial Corp.	47,900	1,020,749
Storebrand ASA (Norway)*	1,282,141	7,383,551
Sun Life Financial, Inc. (Canada)	216,300	7,489,791
Swiss Life Holding AG (Switzerland)*	35,715	8,782,927
Tokio Marine Holdings, Inc. (Japan)	373,800	11,210,408
W.R. Berkley Corp.	2,800	116,536
White Mountains Insurance Group Ltd.*	2,900	1,739,710

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
XL Group PLC (Ireland)	794,247	$24,820,219

		250,819,074

Internet & Catalog Retail — 0.7%
Amazon.com, Inc.*	107,700	36,243,204
Groupon, Inc.*(a)	110,600	867,104
Netflix, Inc.*	39,200	13,799,576
priceline.com, Inc.*	17,900	21,334,831

		72,244,715

Internet Software & Services — 1.7%
Akamai Technologies, Inc.*	131,700	7,666,257
Baidu, Inc. (China), ADR*	48,200	7,344,716
Bazaarvoice, Inc.*(a)	19,900	145,270
eBay, Inc.*	229,500	12,677,580
Equinix, Inc.*(a)	51,700	9,556,228
Facebook, Inc. (Class A Stock)*	450,200	27,120,048
Google, Inc. (Class A Stock)*	72,000	80,244,720
Kakaku.com, Inc. (Japan)	350,900	5,704,848
LinkedIn Corp. (Class A Stock)*	21,400	3,957,716
NAVER Corp. (South Korea)	8,184	5,979,810
Opentable, Inc.*(a)	20,000	1,538,600
Rackspace Hosting, Inc.*(a)	22,500	738,450
Tencent Holdings Ltd. (China)	81,000	5,653,816
VeriSign, Inc.*(a)	129,700	6,992,127

		175,320,186

IT Services — 1.4%
Accenture PLC (Class A Stock)	168,000	13,392,960
Automatic Data Processing, Inc.	169,200	13,072,392
Blackhawk Network Holdings, Inc.*(a)	16,600	404,874
Cognizant Technology Solutions Corp. (Class A Stock)*	189,800	9,605,778
CoreLogic, Inc.*	17,900	537,716
Fidelity National Information Services, Inc.	164,800	8,808,560
Global Payments, Inc.	26,500	1,884,415
International Business Machines Corp.	142,050	27,343,205
Jack Henry & Associates, Inc.	22,310	1,244,006
MasterCard, Inc. (Class A Stock)	320,600	23,948,820
Vantiv, Inc. (Class A Stock)*	17,300	522,806
Visa, Inc. (Class A Stock)	196,900	42,502,834

		143,268,366

Leisure Products — 0.1%
Mattel, Inc.	284,700	11,419,317
Nikon Corp. (Japan)	168,600	2,716,191

		14,135,508

Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	288,000	16,104,960
Covance, Inc.*	19,400	2,015,660
Illumina, Inc.*(a)	6,000	891,960
Mettler-Toledo International, Inc.*	4,200	989,856
Thermo Fisher Scientific, Inc.	144,700	17,398,728

		37,401,164

Machinery — 0.6%
Actuant Corp. (Class A Stock)	32,600	1,113,290
Caterpillar, Inc.	70,000	6,955,900
CLARCOR, Inc.	24,700	1,416,545
Cummins, Inc.	126,400	18,832,336
EnPro Industries, Inc.*(a)	28,300	2,056,561

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Flowserve Corp.	153,100	$11,993,854
Furukawa Co. Ltd. (Japan)	134,000	241,349
Greenbrier Companies, Inc. (The)*	19,400	884,640
Harsco Corp.	88,900	2,082,927
Ingersoll-Rand PLC	62,720	3,590,093
John Bean Technologies Corp.	44,524	1,375,792
Luxfer Holdings PLC (United Kingdom), ADR	2,800	54,824
Middleby Corp.*(a)	5,570	1,471,650
Nordson Corp.	22,000	1,550,780
Oiles Corp. (Japan)	400	8,558
Stanley Black & Decker, Inc.	50,000	4,062,000
Toshiba Machine Co. Ltd. (Japan)	180,000	852,993
Trimas Corp.*	5,100	169,320
Vallourec SA (France)	5,959	323,280
Vesuvius PLC (United Kingdom)	397,902	2,889,975
Xylem, Inc.	72,177	2,628,686

		64,555,353

Marine — 0.1%
AP Moeller - Maersk A/S (Denmark) (Class B Stock)	884	10,580,382
Nippon Yusen KK (Japan)	226,000	656,377

		11,236,759

Media — 1.8%
British Sky Broadcasting Group PLC (United Kingdom)	714,366	10,873,350
Charter Communications, Inc. (Class A Stock)*	15,500	1,909,600
Comcast Corp. (Class A Stock)	305,400	15,276,108
CyberAgent, Inc. (Japan)	107,700	4,122,764
Discovery Communications, Inc. (Class C Stock)*	161,526	12,447,194
DISH Network Corp. (Class A Stock)*	6,700	416,807
Eutelsat Communications SA (France)	220,328	7,477,020
Informa PLC (United Kingdom)	600,303	5,294,581
Liberty Global PLC (United Kingdom) (Class C Stock)*	44,432	1,808,827
Liberty Global PLC (United Kingdom) (Class A Stock)*	38,532	1,602,931
Liberty Media Corp. (Class A Stock)*	7,900	1,032,767
News Corp. (Class A Stock)*	677,900	11,673,438
Time Warner Cable, Inc.	165,390	22,688,200
Twenty-First Century Fox, Inc. (Class A Stock)	837,400	26,771,678
Viacom, Inc. (Class B Stock)	221,300	18,808,287
Walt Disney Co. (The)	279,500	22,379,565
WPP PLC (United Kingdom)	991,681	20,490,094

		185,073,211

Metals & Mining — 1.3%
African Rainbow Minerals Ltd. (South Africa).	22,788	450,774
Agnico-Eagle Mines Ltd. (Canada)	117,400	3,554,390
Alrosa AO (Russia)*	654,297	673,229
AMCOL International Corp.	21,500	984,270
Anglo American PLC (United Kingdom)	16,654	425,586
AngloGold Ashanti Ltd. (South Africa)	83,481	1,429,915
Antofagasta PLC (United Kingdom)	221,732	3,093,519
ArcelorMittal (Luxembourg)	74,867	1,208,292
BHP Billiton Ltd. (Australia)	533,841	18,094,729

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
BHP Billiton PLC (United Kingdom)	470,269	$14,521,189
Boliden AB (Sweden)	7,228	109,889
Carpenter Technology Corp.(a)	29,200	1,928,368
Centamin PLC (Egypt)*	1,177,462	994,270
Constellium NV (Netherlands) (Class A Stock)*	40,300	1,182,805
Daido Steel Co. Ltd. (Japan)	122,000	610,088
Dowa Holdings Co. Ltd. (Japan)	56,000	467,198
Eldorado Gold Corp. (Canada), (NYSE)	47,100	262,818
Eldorado Gold Corp. (Canada), (XTSE)	243,000	1,351,832
Fortescue Metals Group Ltd. (Australia)	104,274	510,515
Franco-Nevada Corp. (Canada)	67,200	3,087,978
Freeport-McMoRan Copper & Gold, Inc.	383,290	12,675,400
Fresnillo PLC (Mexico)	155,225	2,188,182
Glencore Xstrata PLC (Switzerland)*	316,520	1,632,688
Goldcorp, Inc. (Canada)	153,800	3,765,024
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	462,900	1,460,800
Haynes International, Inc.	12,900	696,600
Hindalco Industries Ltd. (India)	168,502	400,750
Hitachi Metals Ltd. (Japan)	48,000	683,741
Iluka Resources Ltd. (Australia)	113,524	1,045,362
JFE Holdings, Inc. (Japan)	17,500	328,835
Jiangxi Copper Co. Ltd. (China) (Class H Stock)	136,000	229,169
Korea Zinc Co. Ltd. (South Korea)	1,943	607,499
Lonmin PLC (United Kingdom)*	93,557	446,982
Mitsubishi Materials Corp. (Japan)	122,000	345,749
MMC Norilsk Nickel OJSC (Russia), ADR	87,405	1,464,034
Newmont Mining Corp.	112,900	2,646,376
Nippon Steel & Sumitomo Metal Corp. (Japan)	224,000	611,246
NMDC Ltd. (India)*	219,417	511,962
Nucor Corp.	136,700	6,908,818
Petra Diamonds Ltd. (United Kingdom)*	803,078	1,997,553
Platinum Group Metals Ltd. (Canada)*	942,800	946,638
Randgold Resources Ltd. (United Kingdom)	33,266	2,497,042
Rio Tinto Ltd. (Australia)	172,880	10,196,962
Rio Tinto PLC (United Kingdom)	92,224	5,143,092
Royal Gold, Inc.	19,800	1,239,876
Sandstorm Gold Ltd. (Canada)*	150,096	841,787
Silver Wheaton Corp. (Canada)	79,300	1,800,110
Southern Copper Corp.	40,600	1,181,866
SSAB AB (Sweden) (Class A Stock)	606,796	4,688,527
Steel Dynamics, Inc.	26,800	476,772
Stillwater Mining Co.*(a)	105,500	1,562,455
Tahoe Resources, Inc. (Canada)*	46,200	976,657
ThyssenKrupp AG (Germany)*	44,836	1,202,900
UACJ Corp. (Japan)	80,000	330,153
US Silica Holdings, Inc.	26,300	1,003,871
Usinas Siderurgicas de Minas Gerais SA (Brazil)*	183,000	740,388
Vale SA (Brazil), ADR	142,300	1,968,009
Vedanta Resources PLC (India)	14,171	213,614
Worthington Industries, Inc.	12,900	493,425
Yamana Gold, Inc. (Canada)	116,500	1,020,099

		134,112,667

Multiline Retail — 0.4%
Dollar General Corp.*	79,300	4,399,564
Dollar Tree, Inc.*	136,900	7,143,442

	Shares	Value
COMMON STOCKS (Continued)
Multiline Retail (cont’d.)
Kohl’s Corp.	144,300	$8,196,240
Lojas Renner SA (Brazil)	130,400	3,692,464
Macy’s, Inc.	127,700	7,571,333
Marks & Spencer Group PLC (United Kingdom)	1,154,871	8,693,714
Target Corp.	123,700	7,485,087

		47,181,844

Multi-Utilities — 0.7%
CenterPoint Energy, Inc.	329,600	7,808,224
CMS Energy Corp.	224,400	6,570,432
E.ON SE (Germany)	514,519	10,048,662
GDF Suez (France)	428,999	11,735,329
MDU Resources Group, Inc.	40,900	1,403,279
National Grid PLC (United Kingdom)	957,955	13,163,745
NiSource, Inc.	299,400	10,637,682
PG&E Corp.	339,100	14,649,120

		76,016,473

Oil, Gas & Consumable Fuels — 4.0%
Africa Oil Corp. (Canada)*	6,333	42,512
Anadarko Petroleum Corp.	238,760	20,237,298
Antero Resources Corp.*	2,000	125,200
Apache Corp.	225,400	18,696,930
ARC Resources Ltd. (Canada)	6,500	179,037
Athlon Energy, Inc.*	7,900	280,055
Beach Energy Ltd. (Australia)	2,992,311	4,748,242
BG Group PLC (United Kingdom)	45,518	849,784
Chevron Corp.	336,222	39,980,158
Cimarex Energy Co.	85,121	10,138,762
Concho Resources, Inc.*	89,300	10,939,250
ConocoPhillips	119,300	8,392,755
CONSOL Energy, Inc.	115,400	4,610,230
Contango Oil & Gas Co.*	5,700	272,118
Continental Resources, Inc.*(a)	18,800	2,336,276
Delek US Holdings, Inc.	14,300	415,272
Diamondback Energy, Inc.*(a)	20,400	1,373,124
Energy XXI Bermuda Ltd.(a)	37,300	879,161
Eni SpA (Italy)	437,522	10,971,531
EOG Resources, Inc.	4,900	961,233
EQT Corp.	103,300	10,017,001
Exxon Mobil Corp.	924,512	90,306,332
Hess Corp.	189,200	15,680,896
Hollyfrontier Corp.	22,160	1,054,373
Laredo Petroleum, Inc.*(a)	31,000	801,660
Magnum Hunter Resources Corp.*	13,200	112,200
Matador Resources Co.*	21,500	526,535
Murphy Oil Corp.	42,300	2,658,978
Northern Oil and Gas, Inc.*(a)	97,700	1,428,374
NuVista Energy Ltd. (Canada)*	12,100	104,856
Oasis Petroleum, Inc.*	42,800	1,786,044
Occidental Petroleum Corp.	125,700	11,977,953
Ophir Energy PLC (United Kingdom)*	107,152	429,377
PBF Energy, Inc. (Class A Stock)(a)	16,100	415,380
PDC Energy, Inc.*	9,900	616,374
Petroleo Brasileiro SA (Brazil), ADR	254,500	3,529,915
Phillips 66	236,050	18,190,013
Pioneer Natural Resources Co.	88,700	16,599,318
Premier Oil PLC (United Kingdom)	71,437	351,577
Range Resources Corp.	162,300	13,466,031

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Royal Dutch Shell PLC (Netherlands) (Class B Stock), ADR(a)	394,700	$30,830,017
Royal Dutch Shell PLC (Netherlands), ADR	191,600	13,998,296
RSP Permian, Inc.*	4,200	121,338
Salamander Energy PLC (United Kingdom)*	192,569	326,306
Santos Ltd. (Australia)	61,357	769,212
SM Energy Co.	22,600	1,611,154
Spectra Energy Corp.	295,000	10,897,300
Statoil ASA (Norway)	671,606	18,949,177
Talisman Energy, Inc. (Canada), (NYSE)	515,500	5,144,690
Talisman Energy, Inc. (Canada), (XTSE)	61,400	612,056
Total SA (France), ADR(a)	4,200	275,520
Tullow Oil PLC (United Kingdom)	32,628	407,747
Valero Energy Corp.	186,700	9,913,770
WPX Energy, Inc.*(a)	289,000	5,210,670

		425,549,368

Paper & Forest Products — 0.1%
Clearwater Paper Corp.*	11,262	705,790
International Paper Co.	205,700	9,437,516
KapStone Paper and Packaging Corp.*	9,200	265,328
West Fraser Timber Co. Ltd. (Canada)	2,800	127,906

		10,536,540

Personal Products — 0.3%
Avon Products, Inc.	603,000	8,827,920
Estee Lauder Cos., Inc. (The) (Class A Stock)	88,600	5,925,568
L’Oreal SA (France)	83,915	13,844,409

		28,597,897

Pharmaceuticals — 3.4%
AbbVie, Inc.	357,400	18,370,360
Actavis PLC*	76,700	15,788,695
Allergan, Inc.	83,500	10,362,350
Astellas Pharma, Inc. (Japan)	926,000	10,994,001
Bayer AG (Germany)	241,835	32,750,375
Bristol-Myers Squibb Co.	276,200	14,348,590
GlaxoSmithKline PLC (United Kingdom), ADR(a)	541,000	28,905,630
Johnson & Johnson	549,646	53,991,727
Medicines Co. (The)*	12,600	358,092
Merck & Co., Inc.	767,289	43,558,997
Novartis AG (Switzerland)	367,640	31,215,549
Pacira Pharmaceuticals, Inc.*	5,500	384,945
Perrigo Co. PLC	44,400	6,866,904
Pfizer, Inc.	1,599,174	51,365,469
Roche Holding AG (Switzerland)	77,508	23,311,599
Takeda Pharmaceutical Co. Ltd. (Japan)	210,300	9,953,959
Zoetis, Inc.	191,600	5,544,904

		358,072,146

Professional Services — 0.1%
Advisory Board Co. (The)*(a)	10,560	678,480
Corporate Executive Board Co. (The)	14,500	1,076,335
Huron Consulting Group, Inc.*	103	6,528
Manpowergroup, Inc.	30,900	2,435,847
Navigant Consulting, Inc.*	24,400	455,304
Verisk Analytics, Inc. (Class A Stock)*	23,900	1,433,044

		6,085,538

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) — 1.8%
Acadia Realty Trust	17,800	$469,564
Alexandria Real Estate Equities, Inc.	18,800	1,364,128
American Campus Communities, Inc.	23,000	859,050
American Tower Corp.	175,735	14,387,424
AvalonBay Communities, Inc.	119,600	15,705,872
Boston Properties, Inc.	26,800	3,069,404
BRE Properties, Inc.	20,900	1,312,102
Brookfield Canada Office Properties (Canada)	47,400	1,198,399
Camden Property Trust	35,700	2,404,038
Canadian Real Estate Investment Trust (Canada)	16,600	676,763
CapitaMall Trust (Singapore)	501,000	753,818
CBL & Associates Properties, Inc.	43,500	772,125
CFS Retail Property Trust Group (Australia)	559,580	981,824
Charter Hall Retail (Australia)	270,834	900,056
Chesapeake Lodging Trust	600	15,438
Concentradora Fibra Danhos SA de CV (Mexico)	214,200	436,423
DCT Industrial Trust, Inc.(a)	132,300	1,042,524
Derwent London PLC (United Kingdom)	18,386	831,158
DiamondRock Hospitality Co.	1,600	18,800
Digital Realty Trust, Inc.(a)	5,400	286,632
Douglas Emmett, Inc.	103,000	2,795,420
Duke Realty Corp.	33,500	565,480
EastGroup Properties, Inc.	24,300	1,528,713
Equity One, Inc.	15,400	344,036
Equity Residential	55,900	3,241,641
Essex Property Trust, Inc.(a)	17,700	3,009,885
Federal Realty Investment Trust	82,600	9,475,872
Frontier Real Estate Investment Corp. (Japan)	60	319,521
Gecina SA (France)	7,158	951,358
General Growth Properties, Inc.	301,700	6,637,400
GLP J-Reit (Japan)	475	477,486
Goodman Group (Australia)	65,825	289,510
Great Portland Estates PLC (United Kingdom)	41,757	439,602
Hammerson PLC (United Kingdom)	67,704	625,902
Hatteras Financial Corp.	9,400	177,190
Healthcare Realty Trust, Inc.	41,700	1,007,055
Highwoods Properties, Inc.(a)	28,800	1,106,208
Host Hotels & Resorts, Inc.(a)	64,100	1,297,384
Kilroy Realty Corp.	37,100	2,173,318
Kimco Realty Corp.(a)	117,100	2,562,148
Land Securities Group PLC (United Kingdom)	42,862	730,494
LaSalle Hotel Properties(a)	16,200	507,222
Macerich Co. (The)	58,400	3,640,072
Mapletree Industrial Trust (Singapore)	776,000	843,604
Nippon Accommodations Fund, Inc. (Japan)	328	1,099,351
Nippon Prologis REIT, Inc. (Japan)	225	454,178
Pebblebrook Hotel Trust	23,800	803,726
Plum Creek Timber Co., Inc.	24,400	1,025,776
Post Properties, Inc.	4,200	206,220
Potlatch Corp.	18,560	718,086
ProLogis, Inc.	103,100	4,209,573
PS Business Parks, Inc.	8,300	694,046
Public Storage	32,058	5,401,452
Redwood Trust, Inc.	44,800	908,544
Regency Centers Corp.	70,300	3,589,518

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
RLJ Lodging Trust	6,500	$173,810
Saul Centers, Inc.	6,400	303,104
Shaftesbury PLC (United Kingdom)	99,562	1,092,983
Simon Property Group, Inc.	183,361	30,071,204
SL Green Realty Corp.	71,418	7,186,079
Stockland (Australia)	186,320	649,041
Strategic Hotels & Resorts, Inc.*	19,100	194,629
Taubman Centers, Inc.	17,200	1,217,588
Terreno Realty Corp.	27,700	523,807
Unibail-Rodamco SE (France)	30,061	7,801,715
Vornado Realty Trust	155,200	15,296,512
Washington Real Estate Investment Trust	17,300	413,124
Weingarten Realty Investors(a)	73,930	2,217,900
Westfield Retail Trust (Australia)	3,133,862	8,676,486
Weyerhaeuser Co.	229,846	6,745,980

		193,906,495

Real Estate Management & Development — 0.3%
Agile Property Holdings Ltd. (China)	4,776,000	3,924,200
Alexander & Baldwin, Inc.	16,300	693,728
Aliansce Shopping Centers SA (Brazil)	21,700	169,755
BR Malls Participacoes SA (Brazil)	28,700	246,524
Deutsche Euroshop AG (Germany)	8,535	388,589
Forest City Enterprises, Inc. (Class A Stock)*	25,600	488,960
Global Logistic Properties Ltd. (Singapore)	304,000	641,573
Goldcrest Co. Ltd. (Japan)	39,640	835,624
Hang Lung Properties Ltd. (Hong Kong)	308,000	888,590
Hongkong Land Holdings Ltd. (Hong Kong)	132,000	849,420
Howard Hughes Corp. (The)*	13,400	1,912,314
Hufvudstaden AB (Sweden) (Class A Stock)	46,478	655,659
Hysan Development Co. Ltd. (Hong Kong)	80,000	349,097
Iguatemi Empresa de Shopping Centers SA (Brazil)	21,300	204,364
Kerry Properties Ltd. (Hong Kong)	1,276,000	4,255,336
Mitsubishi Estate Co. Ltd. (Japan)	82,000	1,947,144
Mitsui Fudosan Co. Ltd. (Japan)	250,000	7,627,056
PSP Swiss Property AG (Switzerland)*	11,018	1,035,558
St. Joe Co. (The)*(a)	67,900	1,307,075
Sun Hung Kai Properties Ltd. (Hong Kong)	86,000	1,056,027
Wharf Holdings Ltd. (Hong Kong)	72,000	461,785

		29,938,378

Road & Rail — 0.2%
Central Japan Railway Co. (Japan)	106,000	12,381,963
J.B. Hunt Transport Services, Inc.	8,700	625,704
Union Pacific Corp.	40,800	7,656,528

		20,664,195

Semiconductors & Semiconductor Equipment — 1.1%
Advanced Energy Industries, Inc.*(a)	50,200	1,229,900
Altera Corp.	261,600	9,480,384
Applied Materials, Inc.	685,000	13,987,700
ASML Holding NV (Netherlands)	77,327	7,197,900
Atmel Corp.*	634,200	5,301,912
Avago Technologies Ltd.	278,700	17,951,067
Broadcom Corp. (Class A Stock)	532,880	16,775,062
BTU International, Inc.*	3,820	11,957
Cree, Inc.*	11,900	673,064
CyberOptics Corp.*	9,400	78,114
Diodes, Inc.*	9,900	258,588

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Intel Corp.	317,600	$8,197,256
Intersil Corp. (Class A Stock)	8,200	105,944
Lam Research Corp.*	104,200	5,731,000
Maxim Integrated Products, Inc.	18,500	612,720
ON Semiconductor Corp.*	208,810	1,962,814
Samsung Electronics Co. Ltd. (South Korea)	7,131	9,014,819
Semtech Corp.*	41,610	1,054,397
Supertex, Inc.*	22,200	732,156
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	2,991,749	11,771,168
Tokyo Electron Ltd. (Japan)	72,300	4,493,489

		116,621,411

Software — 1.7%
Autodesk, Inc.*	378,000	18,590,040
Cadence Design Systems, Inc.*	54,800	851,592
Citrix Systems, Inc.*	258,300	14,834,169
CommVault Systems, Inc.*(a)	25,900	1,682,205
Computer Modelling Group Ltd. (Canada)	2,600	68,581
Concur Technologies, Inc.*(a)	14,100	1,396,887
FactSet Research Systems, Inc.	12,100	1,304,501
FleetMatics Group PLC*(a)	15,800	528,510
Guidewire Software, Inc.*	14,200	696,510
Informatica Corp.*	31,000	1,171,180
Microsoft Corp.	1,969,400	80,725,706
Nintendo Co. Ltd. (Japan)	7,000	836,778
Oracle Corp.	580,800	23,760,528
Proofpoint, Inc.*	26,800	993,744
Red Hat, Inc.*	411,680	21,810,806
TIBCO Software, Inc.*	14,100	286,512
VMware, Inc. (Class A Stock)*(a)	50,900	5,498,218

		175,036,467

Specialty Retail — 0.9%
Advance Auto Parts, Inc.	9,600	1,214,400
American Eagle Outfitters, Inc.	44,700	547,128
AutoZone, Inc.*(a)	14,400	7,734,240
CarMax, Inc.*	331,600	15,518,880
Chico’s FAS, Inc.(a)	52,700	844,781
Dick’s Sporting Goods, Inc.	22,300	1,217,803
DSW, Inc. (Class A Stock)	16,500	591,690
Five Below, Inc.*(a)	10,500	446,040
Hibbett Sports, Inc.*(a)	6,800	359,584
Home Depot, Inc. (The)	260,100	20,581,713
Kingfisher PLC (United Kingdom)	1,206,986	8,485,999
L Brands, Inc.	174,400	9,900,688
Lowe’s Cos., Inc.	193,600	9,467,040
Lumber Liquidators Holdings, Inc.*	5,700	534,660
Monro Muffler Brake, Inc.(a)	14,800	841,824
Ross Stores, Inc.	165,700	11,855,835
Tractor Supply Co.	10,400	734,552
World Duty Free SpA (Italy)*	456,766	6,405,892
Zhongsheng Group Holdings Ltd. (China)	2,416,500	3,335,451

		100,618,200

Technology Hardware, Storage & Peripherals — 1.4%
Apple, Inc.	231,100	124,040,614
Canon, Inc. (Japan)	177,250	5,501,101
SanDisk Corp.	56,000	4,546,640
Wacom Co. Ltd. (Japan)	439,700	3,081,239

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Western Digital Corp.	128,100	$11,762,142

		148,931,736

Textiles, Apparel & Luxury Goods — 0.6%
Cie Financiere Richemont SA (Switzerland)	141,847	13,551,802
Coach, Inc.	143,700	7,136,142
Culp, Inc.	51,600	1,018,584
Deckers Outdoor Corp.*	6,600	526,218
Hanesbrands, Inc.	51,500	3,938,720
Kering (France)	66,139	13,485,494
NIKE, Inc. (Class B Stock)	186,300	13,760,118
PVH Corp.	33,500	4,179,795
Quiksilver, Inc.*	97,500	732,225
Tumi Holdings, Inc.*(a)	45,900	1,038,717
Under Armour, Inc. (Class A Stock)*	2,500	286,600

		59,654,415

Thrifts & Mortgage Finance
Capitol Federal Financial, Inc.	160,100	2,009,255
Essa Bancorp, Inc.	50,900	553,283
First Defiance Financial Corp.	25,872	701,649
Louisiana Bancorp, Inc.	28,635	556,521
Nationstar Mortgage Holdings, Inc.*(a)	18,500	600,510
Pennymac Financial Services, Inc. (Class A Stock)*	9,500	158,080

		4,579,298

Tobacco — 0.4%
Alliance One International, Inc.*	6,100	17,812
Altria Group, Inc.	101,600	3,802,888
Philip Morris International, Inc.	513,900	42,072,993

		45,893,693

Trading Companies & Distributors — 0.3%
Applied Industrial Technologies, Inc.	15,500	747,720
Fastenal Co.(a)	123,800	6,105,816
Mitsubishi Corp. (Japan)	491,500	9,117,236
Mitsui & Co. Ltd. (Japan)	586,800	8,293,577
W.W. Grainger, Inc.	12,000	3,031,920

		27,296,269

Wireless Telecommunication Services — 0.5%
America Movil SAB de CV (Mexico) (Class L Stock), ADR(a)	390,000	7,753,200
Crown Castle International Corp.	164,900	12,166,322
SBA Communications Corp. (Class A Stock)*(a)	16,700	1,519,032
Softbank Corp. (Japan)	125,200	9,461,146
T-Mobile US, Inc. (Gtd. Notes)*	248,400	8,204,652
Vodafone Group PLC (United Kingdom), ADR	463,804	17,072,625

		56,176,977

TOTAL COMMON STOCKS (cost $4,647,823,831)		5,808,941,385

PREFERRED STOCKS — 0.2%
Automobiles — 0.2%
Volkswagen AG (Germany), 0.406%	79,279	20,556,819

PREFERRED STOCKS (Continued)
Consumer Finance
Ally Financial, Inc., 144A, 7.000%	725	$719,698

Diversified Financial Services
GMAC Capital Trust I, Series 2, 8.125%	18,850	514,605

Metals & Mining
Arcelormittal (Luxembourg), 6.000%	28,952	694,269
Bradespar SA (Brazil), (PRFC)	49,500	431,516

		1,125,785

Wireless Telecommunication Services
Crown Castle International Corp., 4.500%(a)	8,900	902,371

TOTAL PREFERRED STOCKS (cost $17,889,761)		23,819,278

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 1.6%
Non-Residential Mortgage-Backed Securities — 1.5%
Ally Auto Receivables Trust 2012-A,
Series 2012-A, Class D, 144A(g)
3.150%	10/15/18	1,410	1,452,469
Ally Master Owner Trust,
Series 2012-5, Class A
1.540%	09/15/19	3,765	3,749,902
Series 2014-1, Class A2
1.290%	01/15/19	3,165	3,161,705
American Express Credit Account Master Trust,
Series 2012-5, Class C, 144A(g)
1.070%	05/15/18	700	702,736
Series 2013-1, Class A
0.575%(c)	02/16/21	2,440	2,450,643
AmeriCredit Automobile Receivables Trust,
Series 2012-1, Class A3
1.230%	09/08/16	388	388,591
Series 2012-5, Class C
1.690%	11/08/18	710	714,007
Series 2013-2, Class D
2.420%	05/08/19	5,835	5,881,674
Avis Budget Rental Car Funding AESOP LLC,
Series 2013-1A, Class A, 144A(g)
1.920%	09/20/19	3,415	3,379,668
Series 2014-1A, Class A, 144A(g)
2.560%	07/20/20	6,350	6,334,284
Cabela’s Master Credit Card Trust,
Series 2012-1A, Class A1, 144A(g)
1.630%	02/18/20	2,438	2,465,201
Capital Auto Receivables Asset Trust,
Series 2013-1, Class B
1.290%	04/20/18	230	229,623
Series 2013-1, Class C
1.740%	10/22/18	240	238,326
Series 2013-3, Class A3
1.310%	12/20/17	2,570	2,589,869
Series 2013-4, Class A3
1.090%	03/20/18	5,895	5,885,515
Capital Auto Receivables Asset Trust 2014-1,
Series 2014-1, Class C
2.840%	04/22/19	595	597,117

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
CarMax Auto Owner Trust,
Series 2012-1, Class A4
1.250%	06/15/17	1,565	$1,581,265
Series 2012-3, Class D
2.290%	04/15/19	995	1,010,146
Series 2013-2, Class C
1.610%	03/15/19	1,225	1,221,062
Series 2013-3, Class A3
0.970%	04/16/18	2,240	2,253,478
Series 2014-1, Class B
1.690%	08/15/19	495	492,417
Series 2014-1, Class C
1.930%	11/15/19	705	701,129
Chase Issuance Trust,
Series 2013-A8, Class A8
1.010%	10/15/18	2,980	2,978,605
CIT Equipment Collateral,
Series 2012-VT1, Class A3, 144A(g)
1.100%	08/22/16	510	510,735
CKE Restaurant Holdings, Inc.,
Series 2013-1A, Class A2, 144A(g)
4.474%	03/20/43	7,294	7,367,579
CNH Equipment Trust,
Series 2010-C, Class A4
1.750%	05/16/16	1,073	1,080,876
Series 2012-D, Class B
1.270%	05/15/20	2,075	2,067,688
Series 2013-C, Class A3
1.020%	08/15/18	1,410	1,418,507
Series 2013-D, Class A3
0.770%	10/15/18	3,110	3,107,052
CNH Wholesale Master Note Trust,
Series 2013-2A, Class A, 144A(g)
0.755%(c)	08/15/19	3,025	3,028,615
Diamond Resorts Owner Trust,
Series 2013-2, Class A, 144A(g)
2.270%	05/20/26	3,351	3,350,665
Domino’s Pizza Master Issuer LLC,
Series 2012-1A, Class A2, 144A(g)
5.216%	01/25/42	6,290	6,729,020
Enterprise Fleet Financing LLC,
Series 2013-2, Class A2, 144A(g)
1.060%	03/20/19	2,785	2,793,895
Series 2014-1, Class A2, 144A(g)
0.870%	09/20/19	2,085	2,083,240
Ford Credit Auto Lease Trust,
Series 2012-B, Class B, 144A(g)
1.100%	12/15/15	505	507,401
Series 2012-B, Class C, 144A(g)
1.500%	03/15/17	625	628,903
Ford Credit Auto Owner Trust,
Series 2013-B, Class C
1.320%	01/15/19	2,670	2,689,742
Ford Credit Floorplan Master Owner Trust,
Series 2012-2, Class A
1.920%	01/15/19	1,945	1,978,022
Series 2012-5, Class A
1.490%	09/15/19	3,695	3,683,830
Series 2013-1, Class C

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
1.370%	01/15/18	880	$884,578
Series 2013-1, Class D
1.820%	01/15/18	380	382,696
GE Capital Credit Card Master Note Trust,
Series 2009-4, Class C, 144A(g)
7.820%	11/15/17	775	807,826
Series 2012-2, Class A
2.220%	01/15/22	2,515	2,497,111
Series 2012-6, Class B
1.830%	08/17/20	4,900	4,847,516
GE Equipment Small Ticket LLC,
Series 2013-1A, Class A3, 144A(g)
1.020%	02/24/17	3,800	3,819,528
GreatAmerica Leasing Receivables,
Series 2014-1, Class A3, 144A(g)
0.890%	07/15/17	2,635	2,629,366
Honda Auto Receivables 2013-4 Owner Trust,
Series 2013-4, Class A4
1.040%	02/18/20	1,915	1,916,419
Huntington Auto Trust,
Series 2011-1A, Class B, 144A(g)
1.840%	01/17/17	120	121,944
Series 2011-1A, Class C, 144A(g)
2.530%	03/15/17	575	588,289
Series 2012-1, Class A4
1.180%	06/15/17	2,465	2,487,878
Hyundai Auto Lease Securitization Trust,
Series 2013-B, Class A2, 144A(g)
0.750%	03/15/16	3,970	3,978,539
Hyundai Auto Receivables Trust,
Series 2012-A, Class A4
0.950%	12/15/16	2,425	2,437,954
Invitation Homes 2013-SFR1 Trust,
Series 2013-SFR1, Class A, 144A(g)
1.305%(c)	12/17/30	1,060	1,060,427
Mercedes-Benz Auto Lease Trust,
Series 2013-A, Class A4
0.720%	12/17/18	1,915	1,917,175
Series 2013-B, Class A4
0.760%	07/15/19	2,910	2,909,363
MVW Owner Trust,
Series 2013-1A, Class A, 144A(g)
2.150%	04/22/30	691	696,163
Navistar Financial Dealer Note Master Trust,
Series 2013-2, Class A, 144A(g)
0.836%(c)	09/25/18	2,940	2,950,152
Nissan Auto Lease Trust 2013-B,
Series 2013-B, Class A3
0.750%	06/15/16	1,295	1,297,376
Nissan Auto Receivables Owner Trust,
Series 2013-B, Class A3
0.840%	11/15/17	1,960	1,968,769
Nordstrom Credit Card Master Note Trust II,
Series 2011-1A, Class A, 144A(g)
2.280%	11/15/19	3,890	3,980,645
Sierra Receivables Funding Co. LLC,
Series 2014-1A, 144A(g)
2.070%	03/20/30	4,290	4,278,254

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Sierra Timeshare 2013-1 Receivables Funding LLC,
Series 2013-1A, Class A, 144A(g)
1.590%	11/20/29	1,303	$1,308,357
Sierra Timeshare 2013-2 Receivables Funding LLC,
Series 2013-2A, Class A, 144A(g)
2.280%	11/20/25	2,198	2,227,337
Sierra Timeshare 2013-3 Receivables Funding LLC,
Series 2013-3A, Class A, 144A(g)
2.200%	10/20/30	2,724	2,733,895
SMART Trust (Australia),
Series 2012-2USA, Class A4A, 144A(g)
2.060%	03/14/18	3,745	3,793,247
Series 2012-4US, Class A4A
1.250%	08/14/18	995	991,507
Series 2013-1US, Class A4A
1.050%	10/14/18	490	485,425
Series 2013-2US, Class A4A
1.180%	02/14/19	660	654,522
Series 2014-1US, Class A4A
1.680%	12/14/19	2,685	2,684,176
Wheels SPV LLC,
Series 2012-1, Class A3, 144A(g)
1.530%	03/20/21	625	629,637
World Omni Auto Receivables Trust,
Series 2011-B, Class A3
0.960%	08/15/16	942	944,100
Series 2012-A, Class B
1.490%	05/15/19	2,415	2,436,711

			160,832,084

Residential Mortgage-Backed Securities — 0.1%
Chase Funding Mortgage Loan Asset-Backed Certificates,
Series 2002-2, Class 1M1
5.599%	09/25/31	16	13,941
Countrywide Asset-Backed Certificates,
Series 2004-BC1, Class M2
1.759%(c)	01/25/34	540	477,965
GSAA Home Equity Trust,
Series 2005-8, Class A3
0.586%(c)	06/25/35	4,379	4,134,228
Series 2005-MTR1, Class A4
0.524%(c)	10/25/35	2,590	2,441,251
Terwin Mortgage Trust,
Series 2005-14HE, Class AF2
4.849%(c)	08/25/36	347	359,020

			7,426,405

TOTAL ASSET-BACKED SECURITIES (cost $167,385,755)			168,258,489

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.5%
Banc of America Commercial Mortgage Trust,
Series 2006-5, Class AM
5.448%	09/10/47	5,975	6,400,014
Series 2007-1, Class AAB
5.422%	01/15/49	1,575	1,573,306
Series 2007-4, Class A4
5.825%(c)	02/10/51	1,553	1,727,043

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2007-4, Class AM
5.892%(c)	02/10/51	3,315	$3,679,604
Series 2007-5, Class A4
5.492%	02/10/51	5,363	5,836,498
Series 2008-1, Class A4
6.246%(c)	02/10/51	5,765	6,559,676
Banc of America Merrill Lynch Commercial Mortgage, Inc.,
Series 2005-3, Class A2
4.501%	07/10/43	36	36,282
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Class AAB
4.804%	09/11/42	78	78,391
Series 2006-PW12, Class A4
5.712%(c)	09/11/38	300	326,560
Series 2007-PW17, Class A4
5.694%(c)	06/11/50	5,370	6,006,200
COMM Mortgage Trust,
Series 2014-CR15, Class C
4.769%(c)	02/10/47	2,070	2,113,640
Series 2014-TWC, Class A, 144A(g)
1.004%(c)	02/13/32	1,950	1,951,225
Commercial Mortgage Pass-Through Certificates,
Series 2006-C8, Class A4
5.306%	12/10/46	4,480	4,856,195
Series 2007-C9, Class A4
5.800%(c)	12/10/49	3,985	4,476,044
Series 2012-CR3, Class A3
2.822%	10/15/45	950	909,064
Series 2013-CR13, Class C
4.757%(c)	10/10/46	2,340	2,374,882
Series 2014-UBS2, Class C
5.150%(c)	03/10/47	2,270	2,329,290
Commercial Mortgage Trust,
Series 2007-GG9, Class AM
5.475%	03/10/39	1,920	2,065,471
Series 2007-GG9, Class AMFX
5.475%	03/10/39	3,725	3,979,917
Credit Suisse Commercial Mortgage Trust,
Series 2008-C1, Class A3
6.032%(c)	02/15/41	1,000	1,123,399
FREMF Mortgage Trust,
Series 2012-K711, Class B, 144A(g)
3.563%(c)	08/25/45	2,105	2,107,515
Series 2013-K7, Class 12B, 144A(g)
3.367%(c)	05/25/45	910	898,098
Series 2013-K26, Class N, 144A(g)
3.600%(c)	12/25/40	1,880	1,791,317
Series 2013-K713, Class B, 144A(g)
3.165%(c)	04/25/20	2,700	2,616,497
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3, Class A3
4.569%	08/10/42	106	105,712
Series 2005-GG3, Class AAB
4.619%	08/10/42	8	8,263
Series 2006-GG7, Class A4
5.820%(c)	07/10/38	1,736	1,886,394

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
GS Mortgage Securities,
Series 2014-GS20
4.529%	04/10/47	1,770	$1,823,083
GS Mortgage Securities Corp. II,
Series 2006-GG6, Class A4
5.553%(c)	04/10/38	1,815	1,938,409
Series 2012-GCJ9, Class A3
2.773%	11/10/45	1,910	1,823,592
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2005-LDP4, Class ASB
4.824%(c)	10/15/42	52	52,550
Series 2006-CB15, Class A4
5.814%(c)	06/12/43	1,259	1,358,633
Series 2006-LDP9, Class A3
5.336%	05/15/47	4,630	5,054,895
Series 2007-C1, Class A4
5.716%	02/15/51	2,945	3,253,450
Series 2007-CB18, Class A4
5.440%	06/12/47	6,560	7,201,529
Series 2007-CB19, Class A4
5.698%(c)	02/12/49	6,920	7,668,316
Series 2007-CB20, Class A4
5.794%(c)	02/12/51	1,685	1,882,401
Series 2007-LD12, Class A4
5.882%(c)	02/15/51	5,038	5,617,430
Series 2012-C8, Class A3
2.829%	10/15/45	2,455	2,353,230
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2007-CB19, Class AM
5.698%(c)	02/12/49	4,335	4,707,433
Series 2007-LD12, Class AM
6.032%(c)	02/15/51	3,690	4,116,147
Series 2013-LC11, Class A5
2.960%	04/15/46	2,530	2,421,903
LB-UBS Commercial Mortgage Trust,
Series 2006-C4, Class A4
5.866%(c)	06/15/38	2,382	2,596,191
Series 2006-C7, Class A3
5.347%	11/15/38	861	943,966
Series 2007-C2, Class AM
5.493%(c)	02/15/40	2,845	3,023,049
Series 2007-C6, Class AM
6.114%(c)	07/15/40	1,520	1,681,255
Series 2008-C1, Class AM
6.139%(c)	04/15/41	370	424,869
Merrill Lynch Mortgage Trust,
Series 2006-C2, Class AM
5.782%(c)	08/12/43	1,310	1,430,085
Series 2007-C1, Class A4
5.841%(c)	06/12/50	2,580	2,870,410
Series 2008-C1, Class A4
5.690%	02/12/51	7,942	8,872,955
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C15, Class B
4.606%	04/15/47	1,070	1,102,060
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C24, Class A3
5.558%(c)	03/15/45	2,108	2,258,250

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2007-C34, Class A3
5.678%	05/15/46	3,430	$3,804,786
WFRBS Commercial Mortgage Trust,
Series 2013-C13, Class A4
3.001%	05/15/45	3,150	3,022,116
Series 2014-C19, Class B
4.723%	03/15/47	680	697,519

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $152,830,965)			151,817,009

CORPORATE OBLIGATIONS — 12.4%
Aerospace & Defense
Accudyne Industries Borrower/Accudyne Industries LLC (Luxembourg),
Gtd. Notes, 144A
7.750%	12/15/20	375	404,063
Ducommun, Inc.,
Gtd. Notes
9.750%	07/15/18	525	588,000
Embraer SA (Brazil),
Sr. Unsec’d. Notes
5.150%	06/15/22	240	249,000
Esterline Technologies Corp.,
Gtd. Notes
7.000%	08/01/20	125	135,313
Kratos Defense & Security Solutions, Inc.,
Sr. Sec’d. Notes
10.000%	06/01/17	500	528,750
Spirit Aerosystems, Inc.,
Gtd. Notes
7.500%	10/01/17	75	78,094
Textron, Inc.,
Sr. Unsec’d. Notes
4.300%	03/01/24	1,885	1,920,089

			3,903,309

Agriculture — 0.1%
Imperial Tobacco Finance PLC (United Kingdom),
Gtd. Notes, 144A(g)
3.500%	02/11/23	2,540	2,436,012
Mriya Agro Holding PLC (Ukraine),
Sr. Unsec’d. Notes, 144A
9.450%	04/19/18	900	760,500
Reynolds American, Inc.,
Gtd. Notes
3.250%	11/01/22	1,745	1,641,698
Ukrlandfarming PLC (Ukraine),
Unsec’d. Notes, RegS
10.875%	03/26/18	675	550,125

			5,388,335

Airlines — 0.3%
American Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates, 144A
4.000%	07/15/25	2,870	2,891,607
American Airlines 2013-1 Class B Pass-Through Trust,
Pass-Through Certificates, 144A
5.625%	01/15/21	136	138,957

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Airlines (cont’d.)
American Airlines 2013-2 Class A Pass-Through Trust,
Equipment Trust, 144A(g)
4.950%	01/15/23	(a)	5,099	$5,469,165
Continental Airlines 2009-1 Pass-Through Trust,
Pass-Through Certificates
9.000%	07/08/16		325	372,686
Continental Airlines 2009-2 Class A Pass-Through Trust,
Pass-Through Certificates
7.250%	11/10/19		232	271,588
Continental Airlines 2009-2 Class B Pass-Through Trust,
Pass-Through Certificates, 144A(g)
9.250%	05/10/17		15	17,069
Continental Airlines 2010-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.750%	01/12/21		237	255,570
Continental Airlines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.150%	04/11/24	(a)	3,043	3,111,691
Delta Air Lines 2010-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	05/23/19	(a)	360	392,438
Delta Air Lines 2011-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.300%	04/15/19		141	155,929
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	03/01/17		1,880	2,061,602
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	09/15/15		1,150	1,173,000
United Continental Holdings, Inc.,
Gtd. Notes
6.000%	12/01/20	(a)	825	858,000
6.000%	07/15/26	(a)	2,100	1,984,500
6.000%	07/15/28		225	206,437
6.375%	06/01/18	(a)	625	674,219
US Airways 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.625%	06/03/25	(a)	2,352	2,463,616
US Airways 2012-2 Class B Pass-Through Trust,
Pass-Through Certificates
6.750%	06/03/21		60	64,547
US Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	11/15/25	(a)	2,175	2,191,313
US Airways Group, Inc.,
Gtd. Notes
6.125%	06/01/18	(a)	1,575	1,655,719

				26,409,653

Apparel
Quiksilver, Inc./QS Wholesale, Inc.,
Gtd. Notes
10.000%	08/01/20		800	910,000
Sr. Sec’d. Notes, 144A
7.875%	08/01/18	(a)	450	489,375
SIWF Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	06/01/21	(a)	825	858,000

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Apparel (cont’d.)
William Carter Co. (The),
Gtd. Notes, 144A
5.250%	08/15/21	(a)		1,322	$1,360,007
Wolverine World Wide, Inc.,
Gtd. Notes
6.125%	10/15/20			175	189,000

					3,806,382

Auto Components
Schaeffler Finance BV (Germany),
Sr. Sec’d. Notes, 144A
4.750%	05/15/21	(a)		675	690,187
Schaeffler Holding Finance BV (Germany),
Sr. Sec’d. Notes, PIK, 144A
6.875%	08/15/18			550	585,063

					1,275,250

Auto Parts & Equipment
Lear Corp.,
Gtd. Notes
5.375%	03/15/24	(a)		1,200	1,221,000

Automobile Manufacturers
CNH Industrial Finance Europe SA (Italy),
Gtd. Notes, MTN
6.250%	03/09/18		EUR	575	899,434
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A
5.625%	02/01/23			1,175	1,224,937
Navistar International Corp.,
Gtd. Notes
8.250%	11/01/21	(a)		300	306,000
Oshkosh Corp.,
Gtd. Notes
8.500%	03/01/20	(a)		650	713,375

					3,143,746

Automobiles — 0.1%
Affinia Group, Inc.,
Gtd. Notes
7.750%	05/01/21			125	135,000
Chrysler Group LLC/CG Co-Issuer, Inc.,
Sec’d. Notes
8.250%	06/15/21	(a)		3,800	4,298,750
Sec’d. Notes, 144A
8.000%	06/15/19			775	848,625
8.250%	06/15/21			1,500	1,696,875
Delphi Corp.,
Gtd. Notes
4.150%	03/15/24			4,250	4,244,870
General Motors Co.,
Sr. Unsec’d. Notes, 144A
6.250%	10/02/43			575	622,437
Penske Automotive Group, Inc.,
Gtd. Notes
5.750%	10/01/22			1,400	1,463,000

					13,309,557

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Automotive Parts & Equipment — 0.1%
Allison Transmission, Inc.,
Gtd. Notes, 144A
7.125%	05/15/19			550	$591,937
American Axle & Manufacturing, Inc.,
Gtd. Notes
5.125%	02/15/19			250	260,313
6.250%	03/15/21	(a)		150	159,750
6.625%	10/15/22	(a)		625	677,344
Dana Holding Corp.,
Sr. Unsec’d. Notes
5.375%	09/15/21			825	858,000
Gajah Tunggal Tbk PT (Indonesia),
Sr. Sec’d. Notes, RegS
7.750%	02/06/18			750	764,063
Gestamp Funding Luxembourg SA (Spain),
Sr. Sec’d. Notes, 144A
5.625%	05/31/20			575	596,563
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
6.500%	03/01/21			625	681,250
8.250%	08/15/20			350	389,813
8.750%	08/15/20			125	147,813
O’Reilly Automotive, Inc.,
Gtd. Notes
3.800%	09/01/22	(a)		1,995	1,963,270
4.875%	01/14/21	(a)		1,870	2,002,650
Pittsburgh Glass Works LLC,
Sr. Sec’d. Notes, 144A
8.000%	11/15/18			375	407,813

					9,500,579

Banks — 0.5%
Asya Sukuk Co. Ltd. (Tunisia),
Bank Gtd. Notes
7.500%(c)	03/28/23			200	174,000
Banco de Credito del Peru/Panama (Peru),
Sr. Unsec’d. Notes, RegS
5.375%	09/16/20			1,000	1,058,750
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes
2.500%	02/20/19			2,500	2,504,365
Sub. Notes
5.140%	10/14/20			4,655	4,934,910
BPCE SA (France),
Bank Gtd. Notes
2.500%	12/10/18	(a)		5,060	5,084,111
Sub. Notes, 144A(g)
5.150%	07/21/24			5,925	5,894,421
Brazil Notas do Tesouro Nacional Series B (Brazil),
Notes
6.000%	05/15/17		BRL	1,700	1,850,623
CIT Group, Inc.,
Sr. Unsec’d. Notes
4.250%	08/15/17	(a)		650	680,875
5.000%	08/15/22	(a)		650	674,375
5.000%	08/01/23	(a)		2,200	2,249,500
5.250%	03/15/18	(a)		825	886,875
5.375%	05/15/20	(a)		575	616,687

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, 144A
5.500%	02/15/19		1,550	$1,670,125
HDFC Bank Ltd/Bahrain (India),
Sr. Unsec’d. Notes, MTN
3.000%	03/06/18		900	881,307
HSBC Holdings PLC (United Kingdom),
Sub. Notes
4.250%	03/14/24	(a)	1,005	1,006,237
5.250%	03/14/44	(a)	845	854,427
ICICI Bank Ltd. (India),
Jr. Sub. Notes, RegS
6.375%(c)	04/30/22		850	850,000
Sr. Unsec’d. Notes, RegS
4.800%	05/22/19		1,000	1,039,048
Intesa Sanpaolo SpA (Italy),
Bank Gtd. Notes
3.125%	01/15/16		3,760	3,849,522
Lloyds Bank PLC (United Kingdom),
Bank Gtd. Notes, 144A(g)
6.500%	09/14/20	(a)	4,145	4,735,878
Nordea Bank AB (Sweden),
Sub. Notes, 144A(g)
4.875%	05/13/21		3,065	3,214,879
Sistema Jsfc Via Sistema International Funding SA (Luxembourg),
Sr. Unsec’d. Notes, RegS
6.950%	05/17/19		850	879,750
Synovus Financial Corp.,
Sr. Unsec’d. Notes
7.875%	02/15/19		1,700	1,929,500
Sub. Notes
5.125%	06/15/17	(a)	1,800	1,885,500
Turkiye Garanti Bankasi A/S (Turkey),
Sr. Unsec’d. Notes, 144A
6.250%	04/20/21		1,300	1,335,282
Sr. Unsec’d. Notes, RegS
4.000%	09/13/17		1,000	995,200
Turkiye Is Bankasi (Turkey),
Sub. Notes, 144A
7.850%	12/10/23		350	361,200
Sub. Notes, RegS
6.000%	10/24/22		900	842,400
VTB Bank OJSC Via VTB Capital SA (Russia),
Sr. Unsec’d. Notes, RegS
6.000%	04/12/17		1,000	1,030,000
Sub. Notes, 144A
6.950%	10/17/22		400	398,004
Sub. Notes, RegS
6.950%	10/17/22		700	696,507

				55,064,258

Beverages
Coca-Cola Femsa SAB de CV (Mexico),
Gtd. Notes
4.625%	02/15/20		1,060	1,151,905
Constellation Brands, Inc.,
Gtd. Notes
6.000%	05/01/22		475	524,875
Cott Beverages, Inc.,
Gtd. Notes

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Beverages (cont’d.)
8.125%	09/01/18		425	$451,031

				2,127,811

Biotechnology
Celgene Corp.,
Sr. Unsec’d. Notes
5.250%	08/15/43	(a)	2,090	2,235,071

Broadcasting — 0.1%
COX Communications, Inc.,
Sr. Unsec’d. Notes, 144A(g)
3.250%	12/15/22		2,850	2,677,230
8.375%	03/01/39		1,180	1,548,063
Sinclair Television Group, Inc.,
Sr. Unsec’d. Notes
6.125%	10/01/22	(a)	550	556,875

				4,782,168

Building Materials — 0.2%
Ainsworth Lumber Co. Ltd. (Canada),
Sr. Sec’d. Notes, 144A
7.500%	12/15/17		155	165,463
Associated Materials LLC/AMH New Finance, Inc.,
Sr. Sec’d. Notes
9.125%	11/01/17		1,175	1,236,687
Boise Cascade Co.,
Gtd. Notes
6.375%	11/01/20		1,025	1,099,313
Builders Firstsource, Inc.,
Sr. Sec’d. Notes, 144A
7.625%	06/01/21		1,050	1,136,625
Building Materials Corp. of America,
Sr. Notes, 144A
6.750%	05/01/21	(a)	850	922,250
Cemex Espana Luxembourg (Mexico),
Sr. Sec’d. Notes, RegS
9.875%	04/30/19		250	290,000
Cemex Finance LLC (Mexico),
Sr. Sec’d. Notes, 144A
9.375%	10/12/22		1,425	1,672,594
China Shanshui Cement Group Ltd. (China),
Gtd. Notes, 144A
10.500%	04/27/17		294	313,110
Gtd. Notes, RegS
8.500%	05/25/16		600	612,750
Euramax International, Inc.,
Sr. Sec’d. Notes
9.500%	04/01/16		800	808,000
Grupo Cementos de Chihuahua SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
8.125%	02/08/20		560	604,100
Holcim US Finance Sarl & Cie SCS (Switzerland),
Gtd. Notes, 144A(g)
5.150%	09/12/23	(a)	2,420	2,585,576
6.000%	12/30/19		1,572	1,789,483
Interline Brands, Inc.,
Sr. Unsec’d. Notes, PIK
10.000%	11/15/18		225	244,687

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Building Materials (cont’d.)
Masco Corp.,
Sr. Unsec’d. Notes
5.850%	03/15/17		325	$357,500
6.125%	10/03/16		175	192,063
Nortek, Inc.,
Gtd. Notes
8.500%	04/15/21		700	782,250
10.000%	12/01/18		400	439,000
Owens Corning,
Gtd. Notes
9.000%	06/15/19		425	526,503
Reliance Intermediate Holdings LP (Canada),
Sr. Sec’d. Notes, 144A
9.500%	12/15/19		125	136,250
USG Corp.,
Gtd. Notes, 144A
5.875%	11/01/21		200	213,000
Sr. Unsec’d. Notes
9.750%	01/15/18		525	633,937

				16,761,141

Cable Television
VTR Finance BV (Niger),
Sr. Sec’d. Notes, 144A
6.875%	01/15/24	(a)	775	806,000

Capital Markets — 0.4%
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
7.300%	06/28/19		730	894,839
E*TRADE Financial Corp.,
Sr. Unsec’d. Notes
6.375%	11/15/19		2,125	2,310,937
6.750%	06/01/16		2,225	2,408,563
Merrill Lynch & Co., Inc.,
Sub. Notes
6.110%	01/29/37		4,635	5,183,673
Morgan Stanley,
Sr. Unsec’d. Notes
3.750%	02/25/23	(a)	21,620	21,482,951
Sr. Unsec’d. Notes, MTN
5.500%	07/28/21		1,790	2,022,467
Sub. Notes
5.000%	11/24/25		5,200	5,350,384
Scotiabank Peru SA (Peru),
Sub. Notes, 144A
4.500%(c)	12/13/27		650	594,750
Sub. Notes, RegS
4.500%(c)	12/13/27		350	320,250

				40,568,814

Chemicals — 0.2%
Alfa SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A
6.875%	03/25/44		285	293,194
Celanese US Holdings LLC,
Gtd. Notes
4.625%	11/15/22	(a)	1,525	1,502,125
Ciech Group Financing AB (Poland),
Sr. Sec’d. Notes, 144A

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Chemicals (cont’d.)
9.500%	11/30/19		EUR	425	$677,487
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.250%	11/15/20			490	518,303
8.550%	05/15/19			1,500	1,920,669
EuroChem Mineral & Chemical Co. OJSC via EuroChem GI Ltd. (Russia),
Sr. Unsec’d. Notes, 144A
5.125%	12/12/17			580	565,500
Sr. Unsec’d. Notes, RegS
5.125%	12/12/17			550	536,250
Hexion US Finance Corp.,
Sr. Sec’d. Notes
6.625%	04/15/20	(a)		675	698,625
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC,
Sr. Sec’d. Notes
8.875%	02/01/18	(a)		1,200	1,248,000
Ineos Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.375%	02/15/19			575	635,375
Ineos Group Holdings SA (Luxembourg),
Gtd. Notes, 144A
6.125%	08/15/18			850	881,875
Kerling PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
10.625%	02/01/17		EUR	425	623,562
Lyondellbasell Industries NV,
Sr. Unsec’d. Notes
5.000%	04/15/19			5,770	6,424,658
PolyOne Corp.,
Sr. Unsec’d. Notes
5.250%	03/15/23			850	854,250
7.375%	09/15/20			575	629,625
PQ Corp.,
Sec’d. Notes, 144A
8.750%	05/01/18			1,375	1,502,187
US Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B BV (Netherlands),
Gtd. Notes, 144A
7.375%	05/01/21	(a)		250	271,875
Sr. Sec’d. Notes, 144A
5.750%	02/01/21		EUR	100	147,343
Yasar Holdings SA Via Willow No 2 (Turkey),
Sr. Unsec’d. Notes, RegS
9.625%	10/07/15			1,150	1,132,750

					21,063,653

Clothing & Apparel
Levi Strauss & Co.,
Sr. Unsec’d. Notes
6.875%	05/01/22			450	493,875

Coal
Foresight Energy LLC/Foresight Energy Corp.,
Sr. Unsec’d. Notes, 144A
7.875%	08/15/21			425	445,187
Murray Energy Corp.,
Sr. Sec’d. Notes, 144A
8.625%	06/15/21			925	973,563

					1,418,750

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Commercial Banks — 0.5%
Akbank TAS (Turkey),
Sr. Unsec’d. Notes, 144A
5.000%	10/24/22			510	$483,786
7.500%	02/05/18		TRY	500	200,659
Sr. Unsec’d. Notes, RegS
6.500%	03/09/18			500	534,500
Banco de Credito del Peru (Peru),
Sr. Unsec’d. Notes, 144A
5.375%	09/16/20	(a)		810	857,587
Banco do Estado do Rio Grande do Sul SA (Brazil),
Sub. Notes, 144A
7.375%	02/02/22			1,170	1,196,325
Sub. Notes, RegS
7.375%	02/02/22			600	618,000
Banco Santander Chile (Chile),
Sr. Unsec’d. Notes, 144A(g)
3.875%	09/20/22			1,550	1,503,184
Bank of Ceylon (Sri Lanka),
Sr. Unsec’d. Notes
5.325%	04/16/18			695	688,050
Bank of Georgia JSC (Georgia),
Sr. Unsec’d. Notes, 144A
7.750%	07/05/17			900	940,500
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes
4.500%(c)	12/29/49			2,625	2,388,750
BBVA Bancomer SA/Texas (Mexico),
Sub. Notes, RegS
6.500%	03/10/21			750	810,937
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, MTN
4.000%	08/07/17			590	613,653
Sr. Unsec’d. Notes, RegS
4.000%	01/14/23			3,390	3,211,144
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.375%	01/22/18			12,030	12,109,927
3.625%	01/22/23	(a)		3,885	3,821,698
5.750%	01/24/22			3,850	4,365,588
6.150%	04/01/18	(a)		1,460	1,669,060
Sr. Unsec’d. Notes, MTN
7.500%	02/15/19	(a)		2,570	3,109,155
GTB Finance B.V. (Nigeria),
Gtd. Notes, 144A
7.500%	05/19/16			400	418,500
KFW (Germany),
Gov’t. Gtd. Notes, MTN
0.500%	04/19/16			3,971	3,969,412
Provident Funding Associates LP/PFG Finance Corp.,
Gtd. Notes, 144A
6.750%	06/15/21	(a)		600	600,000
Sr. Notes, 144A
10.125%	02/15/19			1,250	1,365,625
Regions Bank,
Sub. Notes
7.500%	05/15/18			250	295,047
Sberbank of Russia Via SB Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
6.125%	02/07/22			700	721,000

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Commercial Banks (cont’d.)
Sr. Unsec’d. Notes, RegS
6.125%	02/07/22			250	$257,500
Sub. Notes, 144A
5.125%	10/29/22			200	186,500
Sub. Notes, RegS
5.125%	10/29/22			700	652,750
Turkiye Halk Bankasi A/S (Turkey),
Sr. Unsec’d. Notes, 144A
3.875%	02/05/20			400	366,000
4.875%	07/19/17			685	690,727
Sr. Unsec’d. Notes, RegS
3.875%	02/05/20			300	274,500
Vnesheconombank Via VEB Finance PLC (Russia),
Sr. Unsec’d. Notes, 144A
6.902%	07/09/20			800	836,960
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes, MTN
1.600%	01/12/18	(a)		3,720	3,692,729

					53,449,753

Commercial Services — 0.1%
Alliance Data Systems Corp.,
Gtd. Notes, 144A
6.375%	04/01/20			500	532,500
Ashtead Capital, Inc. (United Kingdom),
Sec’d. Notes, 144A
6.500%	07/15/22			550	598,125
Ceridian Corp.,
Sr. Sec’d. Notes, 144A
8.875%	07/15/19			250	283,750
Europcar Groupe SA (France),
Sec’d. Notes, 144A
11.500%	05/15/17		EUR	575	922,858
FTI Consulting, Inc.,
Gtd. Notes
6.000%	11/15/22			25	25,500
6.750%	10/01/20	(a)		650	700,375
H&E Equipment Services, Inc.,
Gtd. Notes
7.000%	09/01/22			275	302,500
Hertz Corp. (The),
Gtd. Notes
5.875%	10/15/20			450	479,814
Jaguar Holding Co. I,
Sr. Unsec’d. Notes, PIK, 144A
9.375%	10/15/17			175	183,969
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
9.500%	12/01/19			525	584,063
Laureate Education, Inc.,
Gtd. Notes, 144A
9.250%	09/01/19			1,450	1,544,250
Lender Processing Services, Inc./Black Knight Lending Solutions, Inc.,
Gtd. Notes
5.750%	04/15/23			925	986,281
Red de Carreteras de Occidente SAPIB de CV (Mexico),
Sr. Sec’d. Notes, 144A
9.000%	06/10/28		MXN	4,240	283,994

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Commercial Services (cont’d.)
Safway Group Holding LLC/Safway Finance Corp.,
Sec’d. Notes, 144A
7.000%	05/15/18			250	$266,250
Service Corp. International,
Sr. Unsec’d. Notes
8.000%	11/15/21			350	405,125
TransUnion Holding Co., Inc.,
Sr. Unsec’d. Notes
8.125%	06/15/18			225	236,250
Truven Health Analytics, Inc.,
Gtd. Notes
10.625%	06/01/20			225	255,375
United Rentals North America, Inc.,
Gtd. Notes
6.125%	06/15/23	(a)		875	927,500
Verisure Holding AB (Sweden),
Sr. Sec’d. Notes, 144A
8.750%	09/01/18		EUR	575	861,466

					10,379,945

Computer Services & Software — 0.1%
Affiliated Computer Services, Inc.,
Sr. Unsec’d. Notes
5.200%	06/01/15			390	409,415
First Data Corp.,
Gtd. Notes
12.625%	01/15/21			3,375	4,016,250
Sr. Sec’d. Notes, 144A
6.750%	11/01/20	(a)		2,150	2,311,250
Fiserv, Inc.,
Gtd. Notes
3.125%	06/15/16			580	605,066
3.500%	10/01/22			1,330	1,298,956
Seagate HDD Cayman,
Gtd. Notes
6.875%	05/01/20			275	298,719
Seagate Technology HDD Holdings,
Gtd. Notes
6.800%	10/01/16			4	4,500

					8,944,156

Computers
Dell, Inc.,
Sr. Unsec’d. Notes
4.625%	04/01/21			175	164,937
5.650%	04/15/18	(a)		2,200	2,299,000
5.875%	06/15/19	(a)		600	618,000
7.100%	04/15/28	(a)		600	576,750
SunGard Data Systems, Inc.,
Gtd. Notes
6.625%	11/01/19			425	449,437

					4,108,124

Construction
CeramTec Group GmbH (Germany),
Gtd. Notes, 144A
8.250%	08/15/21		EUR	625	947,139
Voto-Votorantim Overseas Trading Operations V Ltd. (Brazil),
Gtd. Notes, RegS

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Construction (cont’d.)
6.625%	09/25/19		1,000	$1,120,000

				2,067,139

Construction Materials
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
4.989%(c)	10/15/18		350	370,125
5.283%(c)	09/30/15		375	387,281
7.250%	01/15/21		1,800	1,966,500
Vulcan Materials Co.,
Sr. Unsec’d. Notes
7.500%	06/15/21	(a)	425	500,437

				3,224,343

Consumer Finance — 0.1%
Ally Financial, Inc.,
Gtd. Notes
4.625%	06/26/15		825	854,906
5.500%	02/15/17		1,975	2,142,875
7.500%	09/15/20	(a)	450	534,937
8.000%	03/15/20		200	241,000
8.000%	11/01/31		300	369,750
Discover Financial Services,
Sr. Unsec’d. Notes
10.250%	07/15/19		400	505,923
Hyundai Capital America (South Korea),
Sr. Unsec’d. Notes, 144A(g)
1.875%	08/09/16	(a)	1,040	1,051,752
2.550%	02/06/19		3,305	3,303,219
2.875%	08/09/18		1,745	1,778,179

				10,782,541

Consumer Products
Spectrum Brands, Inc.,
Gtd. Notes
6.375%	11/15/20		200	216,500
6.625%	11/15/22		175	190,531

				407,031

Consumer Products & Services — 0.1%
Newell Rubbermaid, Inc.,
Sr. Unsec’d. Notes
2.050%	12/01/17		3,920	3,931,141
Prestige Brands, Inc.,
Gtd. Notes
8.125%	02/01/20		200	224,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Gtd. Notes
9.875%	08/15/19	(a)	375	419,063
Sr. Sec’d. Notes
5.750%	10/15/20	(a)	200	209,500
7.125%	04/15/19		100	105,750

				4,889,704

Containers & Packaging — 0.1%
AEP Industries, Inc.,
Sr. Unsec’d. Notes
8.250%	04/15/19		650	690,625
Ardagh Packaging Finance PLC (Luxembourg),
Gtd. Notes, 144A

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Containers & Packaging (cont’d.)
9.250%	10/15/20		EUR	775	$1,190,468
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. (Ireland),
Sr. Unsec’d. Notes, 144A
7.000%	11/15/20			693	729,011
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Is,
Gtd. Notes, 144A
5.625%	12/15/16	(a)		525	538,125
6.000%	06/15/17	(a)		300	310,500
BWAY Holding Co.,
Gtd. Notes
10.000%	06/15/18			475	505,875
Exopack Holding Corp.,
Gtd. Notes, 144A
10.000%	06/01/18			275	298,375
Graphic Packaging International, Inc.,
Gtd. Notes
4.750%	04/15/21			325	325,406
Greif, Inc.,
Sr. Unsec’d. Notes
7.750%	08/01/19			25	28,625
Sealed Air Corp.,
Sr. Notes, 144A
5.250%	04/01/23			600	606,000
Tekni-Plex, Inc.,
Sr. Sec’d. Notes, 144A
9.750%	06/01/19			310	351,850

					5,574,860

Diversified Financial Services — 0.8%
Air Lease Corp.,
Sr. Unsec’d. Notes
4.500%	01/15/16			400	421,000
5.625%	04/01/17			700	773,500
Aircastle Ltd.,
Sr. Unsec’d. Notes
6.250%	12/01/19			600	648,000
7.625%	04/15/20	(a)		700	798,000
9.750%	08/01/18			525	565,320
American Capital Ltd.,
Sr. Unsec’d. Notes, 144A
6.500%	09/15/18			775	821,500
Ares Capital Corp.,
Sr. Unsec’d. Notes
4.875%	11/30/18			1,175	1,213,614
Bank of America Corp.,
Sr. Unsec’d. Notes
3.875%	03/22/17	(a)		3,955	4,218,601
5.650%	05/01/18	(a)		3,700	4,182,606
Sr. Unsec’d. Notes, MTN
2.000%	01/11/18			13,040	13,015,576
3.300%	01/11/23	(a)		5,270	5,080,749
6.875%	04/25/18	(a)		510	601,448
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp.,
Gtd. Notes, 144A
7.750%	02/15/18			500	535,000
CNH Capital LLC,
Gtd. Notes
3.625%	04/15/18			425	432,437

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Diversified Financial Services (cont’d.)
6.250%	11/01/16		575	$630,344
Denali Borrower LLC/Denali Finance Corp.,
Sr. Sec’d. Notes, 144A
5.625%	10/15/20	(a)	1,050	1,068,375
General Motors Financial Co., Inc.,
Gtd. Notes
3.250%	05/15/18		650	655,687
4.750%	08/15/17	(a)	700	748,125
6.750%	06/01/18		225	256,500
Grain Spectrum Funding LLC,
Sec’d. Notes, 144A(g)
4.000%	10/10/18		3,810	3,829,644
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
6.000%	08/01/20	(a)	525	561,750
Gtd. Notes, 144A
4.875%	03/15/19		900	915,750
6.000%	08/01/20		1,100	1,166,000
Igloo Holdings Corp.,
Sr. Unsec’d. Notes, PIK, 144A
8.250%	12/15/17	(a)	325	327,234
International Lease Finance Corp.,
Sr. Unsec’d. Notes
4.875%	04/01/15		375	388,597
5.750%	05/15/16		575	618,487
8.875%	09/01/17		50	59,500
Jefferies LoanCore LLC/JLC Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.875%	06/01/20		1,200	1,218,000
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.000%	08/15/17		1,925	1,951,465
4.500%	01/24/22		12,660	13,648,518
Sub. Notes
3.375%	05/01/23	(a)	2,490	2,357,081
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
Sr. Unsec’d. Notes
7.375%	10/01/17		375	393,281
MassMutual Global Funding II,
Sr. Sec’d. Notes, 144A(g)
2.100%	08/02/18		3,540	3,515,047
Nationstar Mortgage LLC/Nationstar Capital Corp.,
Gtd. Notes
6.500%	07/01/21	(a)	1,375	1,295,937
6.500%	06/01/22		600	556,500
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.625%	03/15/20		1,425	1,496,250
5.875%	03/15/22		525	559,125
Outerwall, Inc.,
Gtd. Notes
6.000%	03/15/19	(a)	2,675	2,795,375
Peninsula Gaming LLC/Peninsula Gaming Corp.,
Gtd. Notes, 144A
8.375%	02/15/18		350	378,000
Perrigo Co. Ltd.,
Gtd. Notes, 144A(g)
2.300%	11/08/18		5,075	5,019,906

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Diversified Financial Services (cont’d.)
Power Sector Assets & Liabilities Management Corp. (Philippines),
Gov’t. Gtd. Notes, RegS
7.390%	12/02/24			400	$502,520
RCI Banque SA (France),
Sr. Unsec’d. Notes, 144A(g)
4.600%	04/12/16			1,998	2,116,541
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.,
Sr. Sec’d. Notes, 144A
9.500%	06/15/19			309	338,741
Telecom Italia Capital SA (Italy),
Gtd. Notes
5.250%	10/01/15			765	803,250
6.175%	06/18/14	(a)		2,895	2,923,950
7.175%	06/18/19			935	1,071,744

					87,474,575

Diversified Manufacturing
Gardner Denver, Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	08/15/21	(a)		750	772,500

Diversified Telecommunication Services — 0.4%
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, MTN
6.375%	06/24/19		GBP	850	1,522,382
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.500%	09/15/20	(a)		4,235	4,599,392
5.050%	03/15/34			4,515	4,631,821
5.150%	09/15/23			8,300	9,082,848
6.400%	09/15/33			14,470	17,179,464

					37,015,907

Education
President And Fellows of Harvard College,
Unsec’d. Notes
3.619%	10/01/37			1,310	1,190,447

Electric — 0.3%
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, 144A(g)
4.875%	01/15/24			585	593,775
5.750%	02/14/42			700	682,500
Constellation Energy Group, Inc.,
Gtd. Notes
5.150%	12/01/20			2,555	2,790,499
GenOn Energy, Inc.,
Sr. Unsec’d. Notes
9.500%	10/15/18			825	843,563
Hrvatska Elektroprivreda (Croatia),
Sr. Unsec’d. Notes, 144A
6.000%	11/09/17			530	551,200
Sr. Unsec’d. Notes, RegS
6.000%	11/09/17			200	208,000
Iberdrola Finance Ireland Ltd. (Spain),
Gtd. Notes, 144A(g)
3.800%	09/11/14			1,555	1,575,339
Infinis PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
7.000%	02/15/19		GBP	500	906,507

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Electric (cont’d.)
Majapahit Holding BV (Indonesia),
Gtd. Notes, RegS
7.750%	01/20/20			1,320	$1,514,700
NiSource Finance Corp.,
Gtd. Notes
5.250%	02/15/43			2,715	2,773,052
5.950%	06/15/41			540	600,062
Origin Energy Finance Ltd. (Australia),
Gtd. Notes, 144A(g)
3.500%	10/09/18			7,450	7,583,646
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes, 144A
5.250%	10/24/42			200	162,250
5.500%	11/22/21			900	909,000
Sr. Unsec’d. Notes, RegS
5.250%	10/24/42			300	243,375
5.500%	11/22/21			400	404,000
PPL Capital Funding, Inc.,
Gtd. Notes
3.400%	06/01/23			970	938,402
3.500%	12/01/22			6,160	6,035,894
Public Service Co. of Oklahoma,
Sr. Unsec’d. Notes
5.150%	12/01/19			1,445	1,607,060

					30,922,824

Electric Utilities — 0.1%
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.750%	03/15/18	(a)		2,180	2,173,384
4.250%	03/15/23			2,445	2,371,501
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A
6.875%	06/21/23	(a)		1,245	1,363,897
Sr. Sec’d. Notes, RegS
9.375%	01/28/20			1,400	1,720,250
Ruwais Power Co. PJSC (United Arab Emirates),
Sr. Sec’d. Notes, 144A
6.000%	08/31/36			300	328,785
Sr. Sec’d. Notes, RegS
6.000%	08/31/36			300	328,785

					8,286,602

Electronic Components & Equipment
Metropolitan Light International Ltd. (Hong Kong),
Gtd. Notes, MTN
5.250%	01/17/18			800	804,000
Norcell Sweden Holding 2 AB (Sweden),
Sec’d. Notes, 144A
10.750%	09/29/19		EUR	585	914,730
Techem GmbH (Germany),
Sr. Sec’d. Notes, 144A
6.125%	10/01/19		EUR	100	150,330
Trionista Holdco Gmbh (Germany),
Sr. Sec’d. Notes, 144A
5.000%	04/30/20		EUR	100	144,048

					2,013,108

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Energy Equipment & Services
Odebrecht Offshore Drilling Finance Ltd. (Ivory Coast),
Sr. Sec’d. Notes, 144A
6.625%	10/01/23			200	$207,000
6.750%	10/01/22			657	681,334
Sr. Sec’d. Notes, RegS
6.750%	10/01/22			973	1,009,384

					1,897,718

Engineering & Construction — 0.1%
Aguila 3 SA (Luxembourg),
Sr. Sec’d. Notes, 144A
7.875%	01/31/18		CHF	625	747,907
7.875%	01/31/18			450	478,125
Dycom Investments, Inc.,
Gtd. Notes
7.125%	01/15/21			350	377,563
Heathrow Funding Ltd. (United Kingdom),
Sr. Sec’d. Notes, 144A(g)
4.875%	07/15/21			4,343	4,665,437
Offshore Drilling Holding SA (Mexico),
Sr. Sec’d. Notes, 144A
8.375%	09/20/20			720	785,700

					7,054,732

Entertainment — 0.1%
Cinemark USA, Inc.,
Gtd. Notes
7.375%	06/15/21	(a)		950	1,053,313
DreamWorks Animation SKG, Inc.,
Gtd. Notes, 144A
6.875%	08/15/20			625	676,563
Intralot Finance Luxembourg SA (Luxembourg),
Gtd. Notes, 144A
9.750%	08/15/18		EUR	250	389,257
Pinnacle Entertainment, Inc.,
Gtd. Notes
7.500%	04/15/21			775	838,937
PNK Finance Corp.,
Gtd. Notes, 144A
6.375%	08/01/21	(a)		750	780,000
PortAventura Entertainment Barcelona BV (Spain),
Sr. Sec’d. Notes, 144A
7.250%	12/01/20		EUR	150	218,273
Regal Entertainment Group,
Sr. Unsec’d. Notes
5.750%	03/15/22	(a)		1,450	1,493,500
Speedway Motorsports, Inc.,
Gtd. Notes
6.750%	02/01/19			1,225	1,301,563
Vougeot Bidco PLC (United Kingdom),
Gtd. Notes, 144A
7.875%	07/15/20		GBP	150	273,037

					7,024,443

Entertainment & Leisure
Cirsa Funding Luxembourg SA (Spain),
Gtd. Notes, 144A
8.750%	05/15/18		EUR	825	1,187,713

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Entertainment & Leisure (cont’d.)
Easton-Bell Sports, Inc.,
Sr. Sec’d. Notes
9.750%	12/01/16			400	$421,508
Graton Economic Development Authority,
Sr. Sec’d. Notes, 144A
9.625%	09/01/19			750	856,875
Great Canadian Gaming Corp. (Canada),
Gtd. Notes, 144A
6.625%	07/25/22		CAD	275	264,925
MU Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.375%	02/01/17			205	214,728
National CineMedia LLC,
Sr. Sec’d. Notes
6.000%	04/15/22			800	844,000
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
5.250%	01/15/21			600	604,500

					4,394,249

Environmental Control — 0.1%
Clean Harbors, Inc.,
Gtd. Notes
5.125%	06/01/21			675	688,500
5.250%	08/01/20			225	231,750
Republic Services, Inc.,
Gtd. Notes
3.550%	06/01/22			2,615	2,619,626
Tervita Corp. (Canada),
Gtd. Notes, 144A
10.875%	02/15/18			875	879,375
Sr. Sec’d. Notes, 144A
8.000%	11/15/18			800	808,000
Waste Management, Inc.,
Gtd. Notes
2.900%	09/15/22	(a)		2,010	1,918,949

					7,146,200

Exploration & Production
Parsley Energy LLC/Parsley Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.500%	02/15/22			700	738,500
PVR Partners LP/Penn Virginia Resource Finance Corp. II,
Gtd. Notes
6.500%	05/15/21			275	293,563

					1,032,063

Farming & Agriculture
Bunge Ltd. Finance Corp.,
Gtd. Notes
3.200%	06/15/17	(a)		2,106	2,188,650
Bunge NA Finance LP,
Gtd. Notes
5.900%	04/01/17			560	616,837
MHP SA (Ukraine),
Gtd. Notes, 144A
8.250%	04/02/20			1,385	1,191,100

					3,996,587

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Financial Services — 0.4%
Bumble Bee Holdings, Inc. (Luxembourg),
Sr. Sec’d. Notes, 144A
9.000%	12/15/17	(a)	456	$497,040
Debt and Asset Trading Corp. (Vietnam),
Gov’t. Gtd. Notes, RegS
1.000%	10/10/25		300	150,000
Dtek Finance PLC (Ukraine),
Gtd. Notes, 144A
7.875%	04/04/18		1,115	947,750
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
5.750%	02/01/21		10,395	11,861,984
General Electric Capital Corp.,
Sub. Notes
5.300%	02/11/21		14,810	16,657,518
Harbinger Group, Inc.,
Sr. Sec’d. Notes
7.875%	07/15/19		900	987,750
Harland Clarke Holdings Corp.,
Sr. Sec’d. Notes, 144A
6.875%	03/01/20		325	329,875
IFC Development Corporate Treasury Ltd. (British Virgin Islands),
Gtd. Notes
2.375%	05/21/19		4,050	3,842,778
Opal Acquisition, Inc.,
Sr. Unsec’d. Notes, 144A
8.875%	12/15/21		850	854,250
Patriot Merger Corp.,
Sr. Unsec’d. Notes, 144A
9.000%	07/15/21		600	642,000
SLM Corp.,
Sr. Unsec’d. Notes, MTN
5.050%	11/14/14		125	127,813
5.375%	05/15/14		575	577,875
Trust F/1401 (Mexico),
Sr. Unsec’d. Notes, 144A
5.250%	12/15/24		200	199,500
Walter Investment Management Corp.,
Gtd. Notes, 144A
7.875%	12/15/21	(a)	2,200	2,194,500

				39,870,633

Financial–Bank & Trust — 0.1%
ABN AMRO Bank NV (Netherlands),
Sub. Notes, MTN
6.250%	04/27/22		2,740	3,036,178
Alfa Bank OJSC Via Alfa Bond Issuance PLC (Russia),
Sub. Notes, RegS
7.500%	09/26/19		200	199,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands),
Bank Gtd. Notes
4.625%	12/01/23		3,835	3,946,426
Santander UK PLC (United Kingdom),
Sub. Notes, 144A(g)
5.000%	11/07/23	(a)	5,050	5,195,425

				12,377,029

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Food & Beverage
BRF SA (Brazil),
Sr. Unsec’d. Notes, 144A
3.950%	05/22/23			360	$321,300
Darling Escrow Corp.,
Gtd. Notes, 144A
5.375%	01/15/22	(a)		1,625	1,669,687
Mriya Agro Holding PLC (Ukraine),
Sr. Unsec’d. Notes, RegS
9.450%	04/19/18			200	169,000
Premier Foods PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.500%	03/15/21		GBP	125	213,623

					2,373,610

Food & Drug Retailers
Kroger Co. (The),
Sr. Unsec’d. Notes
3.300%	01/15/21			2,425	2,422,769

Food Products — 0.2%
Agrokor dd (Croatia),
Gtd. Notes, RegS
8.875%	02/01/20			400	435,600
9.125%	02/01/20		EUR	300	468,679
Avangardco Investments Public Ltd. (Ukraine),
Sr. Unsec’d. Notes
10.000%	10/29/15			200	193,400
Barry Callebaut Services NV (Belgium),
Gtd. Notes, 144A
5.500%	06/15/23			4,075	4,242,645
Big Heart Pet Brands,
Gtd. Notes
7.625%	02/15/19			2,155	2,245,241
ConAgra Foods, Inc.,
Sr. Unsec’d. Notes
3.200%	01/25/23	(a)		3,300	3,151,751
Cosan Luxembourg SA (Brazil),
Gtd. Notes, 144A
5.000%	03/14/23			310	291,400
Elior Finance & Co. SCA (France),
Sr. Sec’d. Notes, 144A
6.500%	05/01/20		EUR	150	226,280
ESAL GmbH (Brazil),
Gtd. Notes, 144A
6.250%	02/05/23			1,180	1,115,100
JBS Investments GmbH (Brazil),
Gtd. Notes, 144A
7.750%	10/28/20			325	342,469
Marfrig Holding Europe BV (Brazil),
Gtd. Notes, 144A
11.250%	09/20/21			825	890,010
Gtd. Notes, RegS
11.250%	09/20/21			350	377,160
Minerva Luxembourg SA (Brazil),
Gtd. Notes, 144A
7.750%	01/31/23			600	614,400
Post Holdings, Inc.,
Gtd. Notes
7.375%	02/15/22	(a)		525	564,375
Gtd. Notes, 144A

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Food Products (cont’d.)
6.750%	12/01/21	(a)		300	$317,625
7.375%	02/15/22			275	295,625
R&R Ice Cream PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.375%	11/15/17		EUR	375	550,202
Sr. Sec’d. Notes, PIK, 144A
9.250%	05/15/18		EUR	475	667,475
Tyson Foods, Inc.,
Gtd. Notes
4.500%	06/15/22	(a)		1,240	1,293,492
WM. Wrigley Jr. Co.,
Sr. Unsec’d. Notes, 144A(g)
2.400%	10/21/18			4,890	4,904,142

					23,187,071

Gaming
Caesars Entertainment Resorts Properties LLC,
Sec’d. Notes, 144A
11.000%	10/01/21	(a)		875	918,750
Sr. Sec’d. Notes, 144A
8.000%	10/01/20			900	947,250

					1,866,000

Hand / Machine Tools
NCR Corp.,
Gtd. Notes
4.625%	02/15/21			2,550	2,562,750

Health Care Providers & Services — 0.1%
Aetna, Inc.,
Sr. Unsec’d. Notes
2.200%	03/15/19			2,120	2,102,109
Catholic Health Initiatives,
Sec’d. Notes
2.950%	11/01/22			1,810	1,708,273
Unsec’d. Notes
2.600%	08/01/18			1,515	1,515,891
Express Scripts Holding Co.,
Gtd. Notes
3.125%	05/15/16			540	562,580
HCA Holdings, Inc.,
Sr. Unsec’d. Notes
6.250%	02/15/21			475	508,487
McKesson Corp.,
Sr. Unsec’d. Notes
1.400%	03/15/18			2,240	2,184,058
MPH Acquisition Holdings LLC,
Sr. Unsec’d. Notes, 144A
6.625%	04/01/22			575	590,094
WellCare Health Plans, Inc.,
Sr. Unsec’d. Notes
5.750%	11/15/20			675	708,750

					9,880,242

Health Care Services — 0.2%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.,
Gtd. Notes
7.750%	02/15/19	(a)		150	162,000
Capella Healthcare, Inc.,
Gtd. Notes

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Health Care Services (cont’d.)
9.250%	07/01/17			575	$610,937
CHS/Community Health Systems, Inc.,
Gtd. Notes
7.125%	07/15/20	(a)		750	813,750
8.000%	11/15/19			400	439,500
Gtd. Notes, 144A
6.875%	02/01/22	(a)		2,325	2,429,625
Sr. Sec’d. Notes, 144A
5.125%	08/01/21			1,175	1,204,375
Fresenius Medical Care US Finance II, Inc. (Germany),
Gtd. Notes, 144A
5.625%	07/31/19			600	646,500
5.875%	01/31/22			150	159,375
Fresenius Medical Care US Finance, Inc. (Germany),
Gtd. Notes
6.875%	07/15/17			25	28,250
HCA, Inc.,
Gtd. Notes
7.500%	02/15/22	(a)		6,300	7,197,750
Holding Medi-Partenaires SAS (France),
Sr. Sec’d. Notes, 144A
7.000%	05/15/20		EUR	550	799,386
IASIS Healthcare LLC/IASIS Capital Corp.,
Gtd. Notes
8.375%	05/15/19			600	640,500
Kaiser Foundation Hospitals,
Gtd. Notes
3.500%	04/01/22			1,120	1,103,520
Kindred Healthcare, Inc.,
Gtd. Notes
8.250%	06/01/19	(a)		375	401,719
Gtd. Notes, 144A
6.375%	04/15/22			550	551,375
MultiPlan, Inc.,
Gtd. Notes, 144A
9.875%	09/01/18	(a)		325	352,625
Select Medical Corp.,
Gtd. Notes
6.375%	06/01/21			875	888,125
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.500%	04/01/21	(a)		1,250	1,221,875
Sr. Sec’d. Notes, 144A
6.000%	10/01/20	(a)		625	668,750
Voyage Care Bondco PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.500%	08/01/18		GBP	100	174,216

					20,494,153

Health Care Supplies
Baxter International, Inc.,
Sr. Unsec’d. Notes
3.200%	06/15/23			2,095	2,043,536
Universal Hospital Services, Inc.,
Sec’d. Notes
7.625%	08/15/20			575	615,250

					2,658,786

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Holding Companies–Diversified — 0.1%
Alliance Global Group, Inc. (Philippines),
Gtd. Notes
6.500%	08/18/17			100	$107,750
Eads Finance BV (Netherlands),
Gtd. Notes, 144A(g)
2.700%	04/17/23			3,240	3,061,259
KraussMaffei Group GmbH (Germany),
Sr. Sec’d. Notes, 144A
8.750%	12/15/20		EUR	425	655,858
Votorantim Cimentos SA (Brazil),
Gtd. Notes, 144A
7.250%	04/05/41			2,260	2,237,400
WaveDivision Escrow LLC/WaveDivision Escrow Corp.,
Sr. Unsec’d. Notes, 144A
8.125%	09/01/20			1,000	1,070,000

					7,132,267

Home Builders — 0.1%
DR Horton, Inc.,
Gtd. Notes
4.750%	05/15/17			600	636,000
KB Home,
Gtd. Notes
8.000%	03/15/20			425	482,375
NVR, Inc.,
Sr. Unsec’d. Notes
3.950%	09/15/22			3,105	3,084,144
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Sec’d. Notes
8.625%	05/15/19			275	303,187
Standard Pacific Corp.,
Gtd. Notes
8.375%	05/15/18	(a)		700	827,750
10.750%	09/15/16	(a)		50	60,000
Summit Materials LLC/Summit Materials Finance Corp.,
Sr. Unsec’d. Notes, 144A
10.500%	01/31/20			550	620,125
William Lyon Homes, Inc.,
Gtd. Notes
8.500%	11/15/20	(a)		975	1,084,687

					7,098,268

Home Furnishings
Arcelik A/S (Tunisia),
Sr. Unsec’d. Notes, RegS
5.000%	04/03/23			1,200	1,050,000
RSI Home Products, Inc.,
Sec’d. Notes, 144A
6.875%	03/01/18			375	402,187

					1,452,187

Hotels, Restaurants & Leisure — 0.1%
Boyd Gaming Corp.,
Gtd. Notes
9.000%	07/01/20			50	55,313
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
Gtd. Notes
5.250%	03/15/21			1,075	1,088,437
9.125%	08/01/18			175	186,865

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes, 144A
5.625%	10/15/21			1,000	$1,045,000
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes
3.875%	08/15/16			2,515	2,646,829
MCE Finance Ltd. (Macau),
Gtd. Notes, 144A
5.000%	02/15/21			350	350,000
MGM Resorts International,
Gtd. Notes
6.625%	12/15/21	(a)		575	632,500
6.750%	10/01/20	(a)		850	942,437
Starwood Hotels & Resorts Worldwide, Inc.,
Sr. Unsec’d. Notes
7.150%	12/01/19			200	237,957
Studio City Finance Ltd. (China),
Gtd. Notes, 144A
8.500%	12/01/20	(a)		775	864,125

					8,049,463

Household Durables
Controladora Mabe SA de CV (Mexico),
Gtd. Notes, 144A
7.875%	10/28/19			1,050	1,181,250
Gtd. Notes, RegS
7.875%	10/28/19			200	225,000
Tempur Sealy International, Inc.,
Gtd. Notes
6.875%	12/15/20			300	328,125

					1,734,375

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The),
Sr. Unsec’d. Notes
5.500%	03/15/24	(a)		500	496,250
Calpine Corp.,
Sr. Sec’d. Notes, 144A
7.500%	02/15/21			523	571,377
7.875%	07/31/20			98	107,800
NRG Energy, Inc.,
Gtd. Notes
6.625%	03/15/23	(a)		1,625	1,685,937
Gtd. Notes, 144A
6.250%	07/15/22	(a)		2,525	2,600,750

					5,462,114

Industrial
Deutsche Raststaetten Gruppe IV GmbH (Germany),
2nd Lien
6.750%	12/30/20		EUR	225	338,645

Industrial Conglomerates
Odebrecht Finance Ltd. (Brazil),
Gtd. Notes, 144A(g)
5.125%	06/26/22	(a)		1,250	1,246,875
7.125%	06/26/42			830	809,250
Gtd. Notes, RegS
7.125%	06/26/42			200	195,000

					2,251,125

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Insurance — 0.3%
AFLAC, Inc.,
Sr. Unsec’d. Notes
3.625%	06/15/23			3,465	$3,492,058
American International Group, Inc.,
Sr. Unsec’d. Notes
4.125%	02/15/24			3,800	3,880,457
6.400%	12/15/20	(a)		850	1,012,726
Sr. Unsec’d. Notes, MTN
5.850%	01/16/18			1,020	1,165,616
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC,
Sr. Unsec’d. Notes, 144A
7.875%	12/15/20			225	240,750
Berkshire Hathaway Finance Corp.,
Gtd. Notes
4.300%	05/15/43	(a)		1,975	1,887,683
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.950%	05/15/24	(a)		3,245	3,259,823
5.875%	08/15/20			1,810	2,077,656
CNO Financial Group, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	10/01/20			425	452,625
ING US, Inc.,
Gtd. Notes
2.900%	02/15/18			1,585	1,624,018
MetLife, Inc.,
Sr. Unsec’d. Notes
3.048%	12/15/22	(a)		3,285	3,185,037
Onex USI Acquisition Corp.,
Sr. Unsec’d. Notes, 144A
7.750%	01/15/21	(a)		375	390,937
Provident Cos., Inc.,
Sr. Unsec’d. Notes
7.000%	07/15/18			730	826,678
Reinsurance Group of America, Inc.,
Sr. Unsec’d. Notes
5.000%	06/01/21			810	879,687
5.625%	03/15/17			870	952,589
6.450%	11/15/19			1,734	2,023,332
Towergate Finance PLC (United Kingdom),
Gtd. Notes, 144A
10.500%	02/15/19		GBP	200	353,433
Sr. Sec’d. Notes, 144A
8.500%	02/15/18		GBP	225	398,550
Unum Group,
Sr. Unsec’d. Notes
4.000%	03/15/24			6,490	6,498,125
5.625%	09/15/20			240	270,076

					34,871,856

Internet Services
Ancestry.com, Inc.,
Gtd. Notes
11.000%	12/15/20			400	470,000
Sr. Unsec’d. Notes, PIK, 144A
9.625%	10/15/18			850	892,500
Bankrate, Inc.,
Gtd. Notes, 144A
6.125%	08/15/18			1,050	1,113,000

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Internet Services (cont’d.)
Cerved Group SpA (Italy),
Sr. Sec’d. Notes, 144A
6.375%	01/15/20		EUR	150	$223,697

					2,699,197

Internet Software & Services
Equinix, Inc.,
Sr. Unsec’d. Notes
5.375%	04/01/23	(a)		850	867,000
7.000%	07/15/21	(a)		1,150	1,282,250

					2,149,250

Investment Companies
Nuveen Investments, Inc.,
Sr. Unsec’d. Notes, 144A
9.125%	10/15/17			525	555,187

IT Services
CoreLogic, Inc.,
Gtd. Notes
7.250%	06/01/21			675	730,687
Fidelity National Information Services, Inc.,
Gtd. Notes
7.875%	07/15/20			125	134,471

					865,158

Life Sciences Tools & Services — 0.1%
Life Technologies Corp.,
Sr. Unsec’d. Notes
3.500%	01/15/16			755	786,629
6.000%	03/01/20			2,605	2,997,714
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
1.850%	01/15/18			210	208,541
2.400%	02/01/19	(a)		865	861,383
4.150%	02/01/24	(a)		3,575	3,678,074

					8,532,341

Lodging
Chester Downs & Marina LLC/Chester Downs Finance Corp.,
Sr. Sec’d. Notes, 144A
9.250%	02/01/20			950	945,250
Playa Resorts Holding BV (Netherlands),
Sr. Unsec’d. Notes, 144A
8.000%	08/15/20			450	486,000
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC,
Gtd. Notes, 144A
5.875%	05/15/21			1,050	1,057,875
Station Casinos LLC,
Gtd. Notes
7.500%	03/01/21	(a)		675	729,844

					3,218,969

Machinery
BlueLine Rental Finance Corp.,
Sec’d. Notes, 144A
7.000%	02/01/19			575	608,063
Ferreycorp SAA (Peru),
Gtd. Notes, 144A
4.875%	04/26/20			520	498,550

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Machinery (cont’d.)
Frigoglass Finance BV (Greece),
Gtd. Notes, 144A
8.250%	05/15/18		EUR	225	$325,859
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. (Luxembourg),
Sr. Sec’d. Notes
8.750%	02/01/19	(a)		825	885,844

					2,318,316

Machinery & Equipment — 0.1%
AGCO Corp.,
Sr. Unsec’d. Notes
5.875%	12/01/21			525	570,943
BC Mountain LLC/BC Mountain Finance, Inc.,
Gtd. Notes, 144A
7.000%	02/01/21	(a)		1,000	990,000
Case New Holland, Inc.,
Gtd. Notes
7.875%	12/01/17	(a)		225	263,813
Columbus Mckinnon Corp.,
Gtd. Notes
7.875%	02/01/19			125	134,687
Manitowoc Co., Inc. (The),
Gtd. Notes
5.875%	10/15/22	(a)		475	505,875
8.500%	11/01/20			125	140,313
Mcron Finance Sub LLC/Mcron Finance Corp.,
Sr. Sec’d. Notes, 144A
8.375%	05/15/19			350	386,750
Milacron LLC/Mcron Finance Corp.,
Gtd. Notes, 144A
7.750%	02/15/21			625	675,000
Terex Corp.,
Gtd. Notes
6.000%	05/15/21	(a)		875	936,250
6.500%	04/01/20			800	870,000

					5,473,631

Machinery–Construction & Mining
Turkiye Sise ve Cam Fabrikalari A/S (Turkey),
Sr. Unsec’d. Notes, 144A
4.250%	05/09/20			200	183,500
Sr. Unsec’d. Notes, RegS
4.250%	05/09/20			400	367,000

					550,500

Manufacturing
SPX Corp.,
Gtd. Notes
6.875%	09/01/17	(a)		225	255,375

Media — 1.2%
21st Century Fox America, Inc.,
Gtd. Notes
6.400%	12/15/35			1,960	2,342,282
Altice Finco SA (Luxembourg),
Gtd. Notes, 144A
9.000%	06/15/23		EUR	1,200	1,868,103
Sr. Sec’d. Notes, 144A
8.125%	01/15/24			400	431,000
9.875%	12/15/20			1,350	1,539,000

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Media (cont’d.)
Sr. Sec’d. Notes, RegS
9.875%	12/15/20			400	$456,000
AMC Networks, Inc.,
Gtd. Notes
4.750%	12/15/22	(a)		1,700	1,691,500
Arqiva Broadcast Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
9.500%	03/31/20		GBP	1,550	2,945,835
Block Communications, Inc.,
Sr. Unsec’d. Notes, 144A
7.250%	02/01/20			300	319,500
Cable Communications Systems NV (Romania),
Sr. Sec’d. Notes, RegS
7.500%	11/01/20		EUR	1,475	2,148,887
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.,
Gtd. Notes, 144A
5.250%	02/15/22			350	358,750
5.625%	02/15/24	(a)		350	358,750
CC Holdings GS V LLC/Crown Castle GS III Corp.,
Sr. Sec’d. Notes
3.849%	04/15/23	(a)		9,945	9,674,208
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
5.125%	02/15/23	(a)		915	880,687
5.250%	03/15/21			75	75,563
5.250%	09/30/22	(a)		975	962,813
6.625%	01/31/22			3,925	4,194,844
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	12/15/21			825	816,750
6.375%	09/15/20	(a)		2,325	2,429,625
Clear Channel Communications, Inc.,
Sr. Sec’d. Notes
9.000%	12/15/19			1,775	1,863,750
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
6.500%	11/15/22	(a)		1,925	2,057,344
6.500%	11/15/22			50	53,063
7.625%	03/15/20			175	189,000
7.625%	03/15/20	(a)		50	53,625
Cogeco Cable, Inc. (Canada),
Gtd. Notes, 144A
4.875%	05/01/20			850	845,750
Comcast Corp.,
Gtd. Notes
3.125%	07/15/22			2,285	2,258,702
6.950%	08/15/37			3,499	4,545,061
CSC Holdings LLC,
Sr. Unsec’d. Notes
6.750%	11/15/21			600	670,500
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
3.800%	03/15/22			6,214	6,148,995
4.450%	04/01/24	(a)		6,795	6,814,169
DISH DBS Corp.,
Gtd. Notes
4.250%	04/01/18			600	626,250
5.125%	05/01/20			1,100	1,146,750
5.875%	07/15/22	(a)		300	320,250

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Media (cont’d.)
6.750%	06/01/21	(a)		425	$476,000
7.125%	02/01/16			175	191,187
Gannett Co., Inc.,
Gtd. Notes, 144A
5.125%	10/15/19			450	470,813
6.375%	10/15/23			625	663,281
Grupo Televisa SAB (Mexico),
Sr. Unsec’d. Notes, MTN
7.250%	05/14/43		MXN	2,000	123,453
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	02/15/23	(a)		1,225	1,191,183
4.000%	03/15/22			2,345	2,337,942
LIN Television Corp.,
Gtd. Notes
8.375%	04/15/18			800	848,000
MDC Partners, Inc. (Canada),
Gtd. Notes, 144A
6.750%	04/01/20			1,925	2,026,063
Mediacom Broadband LLC/Mediacom Broadband Corp.,
Sr. Unsec’d. Notes
6.375%	04/01/23			450	477,000
Midcontinent Communications & Midcontinent Finance Corp.,
Gtd. Notes, 144A
6.250%	08/01/21			825	858,000
MPL 2 Acquisition Canco, Inc. (Canada),
Sr. Sec’d. Notes, 144A
9.875%	08/15/18			425	450,500
Nara Cable Funding Ltd. (Spain),
Sr. Sec’d. Notes, 144A
8.875%	12/01/18			625	680,469
8.875%	12/01/18			200	216,250
NBCUniversal Media LLC,
Gtd. Notes
2.875%	01/15/23	(a)		9,525	9,200,988
5.150%	04/30/20			2,860	3,231,045
Nielsen Finance LLC/Nielsen Finance Co. (Netherlands),
Gtd. Notes
4.500%	10/01/20	(a)		850	856,375
7.750%	10/15/18	(a)		450	480,937
Numericable Finance & Co. SCA (Luxembourg),
Sr. Sec’d. Notes, 144A
12.375%	02/15/19		EUR	520	880,254
Pacnet Ltd. (Hong Kong),
Sr. Sec’d. Notes, 144A
9.000%	12/12/18			400	427,000
Sr. Sec’d. Notes, RegS
9.000%	12/12/18			300	320,250
Polish Television Holding BV (Poland),
Sr. Sec’d. Notes, PIK, 144A
11.000%	01/15/21		EUR	500	780,994
Sirius XM Radio, Inc.,
Sr. Unsec’d. Notes, 144A
4.250%	05/15/20			450	439,875
Starz LLC/Starz Finance Corp.,
Gtd. Notes
5.000%	09/15/19			1,025	1,058,313
TCM Sub LLC,
Gtd. Notes, 144A(g)

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Media (cont’d.)
3.550%	01/15/15			1,590	$1,624,947
Time Warner Cable, Inc.,
Gtd. Notes
6.550%	05/01/37			5,485	6,370,444
8.250%	04/01/19	(a)		5,960	7,425,898
Townsquare Radio LLC/Townsquare Radio, Inc.,
Gtd. Notes, 144A
9.000%	04/01/19			450	495,000
TVN Finance Corp. III AB (Poland),
Gtd. Notes, 144A
7.375%	12/15/20		EUR	300	453,594
Unitymedia KabelBW GmbH (Germany),
Sec’d. Notes, 144A
9.500%	03/15/21		EUR	525	835,232
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	05/15/23	(a)		4,975	5,086,937
6.750%	09/15/22			426	471,263
7.875%	11/01/20			500	552,500
Videotron Ltd. (Canada),
Gtd. Notes
5.000%	07/15/22			600	601,500
9.125%	04/15/18			46	47,725
Gtd. Notes, 144A
6.875%	07/15/21		CAD	475	473,711
Walt Disney Co. (The),
Sr. Unsec’d. Notes, MTN
1.100%	12/01/17	(a)		4,600	4,552,707
WideOpenWest Finance LLC/WideOpenWest Capital Corp.,
Gtd. Notes
10.250%	07/15/19			550	624,250
13.375%	10/15/19			1,000	1,172,500
WMG Acquisition Corp.,
Gtd. Notes
11.500%	10/01/18			275	312,537
Gtd. Notes, 144A
6.750%	04/15/22			725	726,359
Sr. Sec’d. Notes, 144A
6.000%	01/15/21	(a)		203	211,627
WPP Finance 2010 (United Kingdom),
Gtd. Notes
3.625%	09/07/22			1,810	1,780,325
4.750%	11/21/21	(a)		3,445	3,701,425

					127,293,959

Medical Supplies & Equipment — 0.1%
Biomet, Inc.,
Gtd. Notes
6.500%	08/01/20	(a)		2,975	3,204,075
DaVita HealthCare Partners, Inc.,
Gtd. Notes
6.375%	11/01/18			225	236,531
6.625%	11/01/20			1,575	1,687,219
Hologic, Inc.,
Gtd. Notes
6.250%	08/01/20			325	343,687
Kinetic Concepts, Inc./KCI USA, Inc.,
Gtd. Notes
12.500%	11/01/19	(a)		250	290,625

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Medical Supplies & Equipment (cont’d.)
Sec’d. Notes
10.500%	11/01/18		500	$574,375

				6,336,512

Metal Fabricate/Hardware
Valmont Industries, Inc.,
Gtd. Notes
6.625%	04/20/20		640	743,164

Metals & Mining — 0.3%
Adaro Indonesia PT (Indonesia),
Gtd. Notes, 144A
7.625%	10/22/19		250	265,625
Gtd. Notes, RegS
7.625%	10/22/19		1,000	1,062,500
AK Steel Corp.,
Gtd. Notes
7.625%	05/15/20		450	448,875
Aleris International, Inc.,
Gtd. Notes
7.875%	11/01/20		350	360,500
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
5.750%	08/05/20		250	265,625
6.000%	03/01/21	(a)	525	559,781
6.125%	06/01/18	(a)	975	1,068,844
6.750%	02/25/22	(a)	525	576,187
10.350%	06/01/19	(a)	450	569,813
Bluescope Steel Ltd./Bluescope Steel Finance (Australia),
Gtd. Notes, 144A
7.125%	05/01/18		825	872,437
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A(g)
4.500%	08/13/23	(a)	1,200	1,236,536
5.625%	10/18/43		370	379,110
7.500%	01/15/19		2,435	2,920,744
Sr. Unsec’d. Notes, RegS
3.000%	07/17/22		2,600	2,425,982
4.250%	07/17/42		200	170,006
5.625%	09/21/35		200	207,069
Eldorado Gold Corp. (Canada),
Sr. Unsec’d. Notes, 144A
6.125%	12/15/20	(a)	1,075	1,075,000
Essar Steel Algoma, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
9.875%	06/15/15	(a)	175	113,750
Evraz Group SA (Russia),
Sr. Unsec’d. Notes, 144A
6.500%	04/22/20		500	417,500
Sr. Unsec’d. Notes, RegS
6.500%	04/22/20		600	501,000
Ferrexpo Finance PLC (Ukraine),
Gtd. Notes, RegS
7.875%	04/07/16		740	710,400
Fresnillo PLC (Mexico),
Sr. Unsec’d. Notes, 144A
5.500%	11/13/23		350	351,750
Imperial Metals Corp. (Canada),
Gtd. Notes, 144A
7.000%	03/15/19		825	841,500

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Metals & Mining (cont’d.)
JMC Steel Group,
Sr. Notes, 144A
8.250%	03/15/18	(a)	675	$690,187
Novelis, Inc.,
Gtd. Notes
8.750%	12/15/20		425	474,937
Peabody Energy Corp.,
Gtd. Notes
6.000%	11/15/18	(a)	400	419,500
6.250%	11/15/21	(a)	350	350,875
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.,
Gtd. Notes
8.250%	04/15/18		250	261,250
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II,
Gtd. Notes
8.375%	06/01/20		722	810,445
Rio Tinto Finance USA PLC (United Kingdom),
Gtd. Notes
2.875%	08/21/22	(a)	410	390,236
3.500%	03/22/22		410	410,155
Steel Dynamics, Inc.,
Gtd. Notes
6.125%	08/15/19		300	326,250
United States Steel Corp.,
Sr. Unsec’d. Notes
6.875%	04/01/21	(a)	850	901,000
Vale Overseas Ltd. (Brazil),
Gtd. Notes
4.375%	01/11/22	(a)	3,165	3,142,301
Vedanta Resources PLC (India),
Sr. Unsec’d. Notes, 144A
7.125%	05/31/23		700	698,250

				26,275,920

Multi-Utilities
CMS Energy Corp.,
Sr. Unsec’d. Notes
5.050%	03/15/22		240	266,948

Office Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Sr. Sec’d. Notes
8.000%	12/15/18		1,431	1,545,480
Xerox Corp.,
Sr. Unsec’d. Notes
6.350%	05/15/18		2,440	2,819,562
6.750%	02/01/17		400	455,183

				4,820,225

Oil & Gas — 0.7%
Antero Resources Finance Corp.,
Gtd. Notes
6.000%	12/01/20		650	691,437
7.250%	08/01/19		1,479	1,578,833
Gtd. Notes, 144A
5.375%	11/01/21		725	735,875
Athlon Holdings LP/Athlon Finance Corp.,
Gtd. Notes, 144A
7.375%	04/15/21		1,175	1,251,375

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Oil & Gas (cont’d.)
Atwood Oceanics, Inc.,
Sr. Unsec’d. Notes
6.500%	02/01/20		450	$483,750
Chesapeake Energy Corp.,
Gtd. Notes
5.750%	03/15/23	(a)	2,125	2,249,844
CNOOC Curtis Funding No. 1 Pty Ltd. (China),
Gtd. Notes, 144A(g)
4.500%	10/03/23		1,940	1,973,880
CNOOC Finance (2013) Ltd. (China),
Gtd. Notes
1.750%	05/09/18		985	960,830
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
4.250%	09/18/18		2,430	2,575,800
ENN Energy Holdings Ltd. (China),
Sr. Unsec’d. Notes, 144A
6.000%	05/13/21		700	754,674
Sr. Unsec’d. Notes, RegS
6.000%	05/13/21		1,000	1,078,106
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A(g)
4.950%	05/23/16		1,190	1,227,187
GeoPark Latin America Ltd. Agencia en Chile (Chile),
Sr. Sec’d. Notes, 144A
7.500%	02/11/20		255	263,287
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, RegS
6.375%	04/09/21		200	218,000
7.000%	05/05/20		1,575	1,775,813
Lukoil International Finance BV (Russia),
Gtd. Notes, RegS
7.250%	11/05/19		1,000	1,107,800
Mega Advance Investments Ltd. (China),
Gtd. Notes, 144A
5.000%	05/12/21		400	414,387
Murphy Oil Corp.,
Sr. Unsec’d. Notes
4.000%	06/01/22		2,935	2,907,781
Nabors Industries, Inc.,
Gtd. Notes
4.625%	09/15/21		4,630	4,783,281
Gtd. Notes, 144A(g)
2.350%	09/15/16		515	526,866
Newfield Exploration Co.,
Sr. Unsec’d. Notes
5.750%	01/30/22	(a)	2,025	2,151,563
PBF Holding Co. LLC/PBF Finance Corp.,
Sr. Sec’d. Notes
8.250%	02/15/20		550	596,750
Pemex Project Funding Master Trust (Mexico),
Gtd. Notes
6.625%	06/15/35		575	638,250
Penn Virginia Corp.,
Gtd. Notes
8.500%	05/01/20		800	890,000
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, 144A
6.000%	05/03/42		600	531,000

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Oil & Gas (cont’d.)
Sr. Unsec’d. Notes, RegS
5.625%	05/20/43		2,350	$1,988,687
6.000%	05/03/42		500	442,500
Petrobras International Finance Co. (Brazil),
Gtd. Notes
5.375%	01/27/21		375	379,245
5.750%	01/20/20		5,585	5,829,757
5.875%	03/01/18		750	800,095
6.875%	01/20/40		200	197,098
7.875%	03/15/19		105	119,759
Petrohawk Energy Corp.,
Gtd. Notes
7.250%	08/15/18		545	578,245
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes
5.375%	04/12/27		380	201,400
Gtd. Notes, RegS
8.500%	11/02/17		7,425	6,218,437
Sr. Unsec’d. Notes
5.000%	10/28/15		4,596	3,952,320
5.125%	10/28/16		12,894	9,928,480
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad & Tobago),
Sr. Unsec’d. Notes, 144A
9.750%	08/14/19		340	424,150
Precision Drilling Corp. (Canada),
Gtd. Notes
6.500%	12/15/21		100	107,000
6.625%	11/15/20		525	561,750
Reliance Holdings USA, Inc. (India),
Gtd. Notes, 144A
5.400%	02/14/22		880	921,563
Rosneft Finance SA (Russia),
Gtd. Notes, 144A
7.250%	02/02/20		359	394,451
Gtd. Notes, RegS
6.625%	03/20/17		1,000	1,071,250
Rowan Cos., Inc.,
Gtd. Notes
4.875%	06/01/22		730	755,197
5.000%	09/01/17		3,485	3,794,465
Sabine Pass LNG LP,
Sr. Sec’d. Notes
6.500%	11/01/20		650	682,500
Sibur Securities Ltd. (Russia),
Gtd. Notes, 144A
3.914%	01/31/18		860	789,050
Swift Energy Co.,
Gtd. Notes
7.875%	03/01/22	(a)	475	475,000
8.875%	01/15/20		825	866,250
Talent Yield Investments Ltd. (China),
Gtd. Notes, 144A
4.500%	04/25/22		500	499,171
Western Refining, Inc.,
Gtd. Notes
6.250%	04/01/21		475	491,625

				74,835,814

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Oil & Gas Services
Exterran Partners LP,
Sr. Unsec’d. Notes, 144A
6.000%	10/01/22		600	$590,226
Parker Drilling Co.,
Gtd. Notes, 144A
6.750%	07/15/22		900	927,000

				1,517,226

Oil, Gas & Consumable Fuels — 0.7%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
6.375%	09/15/17		2,590	2,965,071
Bill Barrett Corp.,
Gtd. Notes
7.000%	10/15/22	(a)	1,925	2,026,063
7.625%	10/01/19	(a)	875	948,281
Concho Resources, Inc.,
Gtd. Notes
5.500%	04/01/23		2,875	2,990,000
7.000%	01/15/21		350	385,875
CONSOL Energy, Inc.,
Gtd. Notes
8.000%	04/01/17	(a)	100	104,375
8.250%	04/01/20	(a)	600	651,750
EQT Corp.,
Sr. Unsec’d. Notes
4.875%	11/15/21		2,375	2,511,085
8.125%	06/01/19		3,145	3,837,529
Halcon Resources Corp.,
Gtd. Notes
8.875%	05/15/21		275	285,313
Gtd. Notes, 144A
9.750%	07/15/20		400	430,000
Laredo Petroleum, Inc.,
Gtd. Notes
7.375%	05/01/22		550	610,500
Gtd. Notes, 144A
5.625%	01/15/22	(a)	900	911,250
Noble Energy, Inc.,
Sr. Unsec’d. Notes
4.150%	12/15/21		4,315	4,546,090
6.000%	03/01/41	(a)	2,675	3,056,923
PDC Energy, Inc.,
Gtd. Notes
7.750%	10/15/22		1,675	1,834,125
Petrobras Global Finance BV (Brazil),
Gtd. Notes
3.000%	01/15/19		1,663	1,571,633
4.375%	05/20/23	(a)	3,410	3,120,222
4.875%	03/17/20		2,550	2,555,618
5.625%	05/20/43		363	306,934
6.250%	03/17/24		650	669,670
7.250%	03/17/44		200	205,305
Petroleos Mexicanos (Mexico),
Gtd. Notes
3.500%	07/18/18		4,620	4,793,250
3.500%	01/30/23		1,300	1,223,300
4.875%	01/24/22		2,960	3,093,200
5.500%	01/21/21		910	994,175

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
5.500%	06/27/44			5,750	$5,548,750
6.500%	06/02/41			5,860	6,416,700
7.190%	09/12/24		MXN	3,700	275,292
Gtd. Notes, 144A
6.375%	01/23/45			110	118,663
Phillips 66,
Gtd. Notes
4.300%	04/01/22	(a)		3,330	3,520,469
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
3.950%	07/15/22			2,095	2,139,221
7.500%	01/15/20			150	182,899
Range Resources Corp.,
Gtd. Notes
5.000%	08/15/22			400	408,000
5.000%	03/15/23			850	860,625
Regency Energy Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
5.875%	03/01/22	(a)		600	622,500
Seven Generations Energy Ltd. (Canada),
Sr. Notes, 144A
8.250%	05/15/20			550	602,250
SM Energy Co.,
Sr. Unsec’d. Notes
6.500%	11/15/21	(a)		350	378,000
6.500%	01/01/23			575	613,813
6.625%	02/15/19	(a)		625	668,750
Sr. Unsec’d. Notes, 144A
5.000%	01/15/24			1,125	1,094,063
WPX Energy, Inc.,
Sr. Unsec’d. Notes
6.000%	01/15/22	(a)		1,350	1,383,750

					71,461,282

Paper & Forest Products — 0.1%
Cascades, Inc. (Canada),
Gtd. Notes
7.875%	01/15/20	(a)		775	829,250
Clearwater Paper Corp.,
Gtd. Notes
7.125%	11/01/18			311	331,215
International Paper Co.,
Sr. Unsec’d. Notes
4.750%	02/15/22	(a)		4,295	4,643,960
Mercer International, Inc.,
Gtd. Notes
9.500%	12/01/17			1,050	1,134,000
PH Glatfelter Co.,
Gtd. Notes
5.375%	10/15/20			800	824,000
Sappi Papier Holding GmbH (South Africa),
Sr. Sec’d. Notes, 144A
6.625%	04/15/21	(a)		600	622,500
7.750%	07/15/17	(a)		500	556,250
8.375%	06/15/19			225	249,750

					9,190,925

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Personal Products — 0.1%
Avon Products, Inc.,
Sr. Unsec’d. Notes
4.600%	03/15/20			2,935	$2,983,580
5.000%	03/15/23	(a)		2,880	2,885,196

					5,868,776

Pharmaceuticals — 0.1%
Actavis, Inc.,
Sr. Unsec’d. Notes
3.250%	10/01/22	(a)		2,930	2,808,912
Capsugel Financeco SCA,
Gtd. Notes, 144A
9.875%	08/01/19		EUR	1,425	2,159,478
Capsugel SA,
Sr. Unsec’d. Notes, PIK, 144A
7.000%	05/15/19			425	437,750
JLL/Delta Dutch Newco BV (Niger),
Sr. Unsec’d. Notes, 144A
7.500%	02/01/22			350	360,500
Par Pharmaceutical Cos., Inc.,
Gtd. Notes
7.375%	10/15/20			275	297,687
Valeant Pharmaceuticals International,
Gtd. Notes, 144A
6.375%	10/15/20	(a)		2,150	2,322,000
6.750%	08/15/18			950	1,045,000

					9,431,327

Pipelines — 0.5%
Boardwalk Pipelines LP,
Gtd. Notes
3.375%	02/01/23			2,295	2,020,132
5.750%	09/15/19			520	564,379
DCP Midstream Operating LP,
Gtd. Notes
2.500%	12/01/17			840	853,884
2.700%	04/01/19			265	264,362
3.250%	10/01/15			570	587,856
3.875%	03/15/23			3,645	3,561,468
5.600%	04/01/44			1,025	1,069,902
El Paso LLC,
Sr. Sec’d. Notes, MTN
7.750%	01/15/32			450	481,288
8.250%	02/15/16			75	80,982
Enable Oklahoma Interstate Transmission LLC,
Sr. Unsec’d. Notes, 144A(g)
6.250%	03/15/20			375	408,270
Energy Transfer Equity LP,
Sr. Sec’d. Notes
5.875%	01/15/24	(a)		1,125	1,150,313
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
3.600%	02/01/23	(a)		10,025	9,588,712
5.200%	02/01/22			2,110	2,277,762
Enterprise Products Operating LLC,
Gtd. Notes
3.350%	03/15/23	(a)		2,990	2,916,548
5.950%	02/01/41	(a)		1,530	1,751,715

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Pipelines (cont’d.)
Gulf South Pipeline Co. LP,
Sr. Unsec’d. Notes
4.000%	06/15/22		106	$104,577
Kinder Morgan Finance Co. LLC,
Sr. Sec’d. Notes, 144A
6.000%	01/15/18		700	757,750
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
Gtd. Notes
4.500%	07/15/23	(a)	2,375	2,285,937
Niska Gas Storage Canada Ulc Niska Gas Storage Canada Finance Corp. (Canada),
Gtd. Notes, 144A
6.500%	04/01/19		1,000	985,000
NuStar Logistics LP,
Gtd. Notes
6.750%	02/01/21		800	865,000
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
2.850%	01/31/23		3,640	3,384,126
5.750%	01/15/20		850	976,063
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
5.625%	04/15/20	(a)	200	196,000
6.000%	01/15/19	(a)	1,325	1,334,937
6.850%	07/15/18		50	51,625
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	04/15/23		2,875	2,860,625
Spectra Energy Capital LLC,
Gtd. Notes
3.300%	03/15/23		3,115	2,830,351
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.250%	05/01/23		975	965,250
Gtd. Notes, 144A
4.250%	11/15/23	(a)	1,875	1,739,063
Western Gas Partners LP,
Sr. Unsec’d. Notes
4.000%	07/01/22		4,690	4,648,977
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.700%	01/15/23		2,025	1,837,655
Williams Partners LP,
Sr. Unsec’d. Notes
3.350%	08/15/22		1,455	1,393,830
4.125%	11/15/20		1,460	1,515,927
6.300%	04/15/40		680	772,683

				57,082,949

Professional Services
Verisk Analytics, Inc.,
Gtd. Notes
5.800%	05/01/21		710	787,874

Real Estate — 0.2%
Bestgain Real Estate Ltd. (China),
Gtd. Notes, RegS
2.625%	03/13/18		1,000	924,320
BR Malls International Finance Ltd. (Brazil),
Gtd. Notes, 144A

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Real Estate (cont’d.)
8.500%	01/29/49		560	$569,800
BR Properties SA (Brazil),
Gtd. Notes, 144A
9.000%	10/29/49		700	708,750
CBRE Services, Inc.,
Gtd. Notes
5.000%	03/15/23	(a)	2,800	2,803,500
Country Garden Holdings Co. Ltd. (China),
Gtd. Notes, 144A
7.250%	04/04/21		575	536,475
7.500%	01/10/23		385	358,050
DuPont Fabros Technology LP,
Gtd. Notes
5.875%	09/15/21		625	660,937
Jafz Sukuk Ltd. (United Arab Emirates),
Gtd. Notes
7.000%	06/19/19		620	713,000
Kaisa Group Holdings Ltd. (Ivory Coast),
Gtd. Notes, RegS
10.250%	01/08/20		800	769,000
KWG Property Holding Ltd. (China),
Gtd. Notes
13.250%	03/22/17		327	363,166
Gtd. Notes, RegS
8.625%	02/05/20		527	486,816
Longfor Properties Co. Ltd. (China),
Gtd. Notes
6.750%	01/29/23		500	451,250
Gtd. Notes, MTN
6.875%	10/18/19		400	398,000
Realogy Group LLC,
Sr. Sec’d. Notes, 144A
9.000%	01/15/20		125	142,813
Sun Hung Kai Properties Capital Market Ltd. (Ivory Coast),
Gtd. Notes, MTN
3.625%	01/16/23		3,900	3,771,472
4.500%	02/14/22		400	413,516
WEA Finance LLC/WT Finance Aust Pty Ltd. (Australia),
Gtd. Notes, 144A(g)
3.375%	10/03/22		1,330	1,328,110

				15,398,975

Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp.,
Sr. Unsec’d. Notes
7.250%	05/15/19		2,179	2,591,062
Corrections Corp. of America,
Gtd. Notes
4.625%	05/01/23		475	458,375
Equity One, Inc.,
Gtd. Notes
3.750%	11/15/22		2,360	2,273,143
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes
5.875%	06/15/19		300	324,999
iStar Financial, Inc.,
Sr. Unsec’d. Notes
7.125%	02/15/18		450	505,125

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Kilroy Realty LP,
Gtd. Notes
4.800%	07/15/18		1,165	$1,256,335
6.625%	06/01/20		670	782,206
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
6.375%	02/15/22		250	267,500
6.875%	05/01/21		325	349,375
Omega Healthcare Investors, Inc.,
Gtd. Notes
5.875%	03/15/24		650	682,500
Potlatch Corp.,
Gtd. Notes
7.500%	11/01/19		125	145,000
ProLogis LP,
Gtd. Notes
4.500%	08/15/17		1,230	1,330,492
Regency Centers LP,
Gtd. Notes
6.000%	06/15/20		315	360,011

				11,326,123

Real Estate Management & Development
Forest City Enterprises, Inc.,
Sr. Unsec’d. Notes
4.250%	08/15/18		549	613,507
Howard Hughes Corp. (The),
Sr. Unsec’d. Notes, 144A
6.875%	10/01/21	(a)	1,425	1,539,000

				2,152,507

Refining & Marketing
Tesoro Corp.,
Gtd. Notes
5.125%	04/01/24		925	920,375

Retail — 0.2%
AmeriGas Finance LLC/AmeriGas Finance Corp.,
Gtd. Notes
7.000%	05/20/22		575	628,187
Aramark Corp.,
Gtd. Notes
5.750%	03/15/20		800	845,000
Arcos Dorados Holdings, Inc. (Argentina),
Gtd. Notes, 144A
6.625%	09/27/23		500	512,500
Building Materials Holding Corp.,
Sr. Sec’d. Notes, 144A
9.000%	09/15/18		800	882,000
Ferrellgas LP/Ferrellgas Finance Corp.,
Sr. Unsec’d. Notes
6.500%	05/01/21		1,050	1,099,875
Sr. Unsec’d. Notes, 144A
6.750%	01/15/22		425	443,063
Guitar Center, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	04/15/19		975	968,906
Netflix, Inc.,
Sr. Unsec’d. Notes
5.375%	02/01/21	(a)	3,550	3,727,500

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Retail (cont’d.)
New Look Bondco I PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.375%	05/14/18	(a)	1,000	$1,070,000
Pantry, Inc. (The),
Gtd. Notes
8.375%	08/01/20		300	324,000
PC Nextco Holdings LLC/PC Nextco Finance, Inc.,
Sr. Unsec’d. Notes, PIK, 144A
8.750%	08/15/19		800	827,000
QVC, Inc.,
Sr. Sec’d. Notes, 144A(g)
3.125%	04/01/19		6,790	6,747,467
Rite Aid Corp.,
Gtd. Notes
6.750%	06/15/21	(a)	1,050	1,136,625
9.250%	03/15/20	(a)	1,425	1,626,281
Sr. Unsec’d. Notes
7.700%	02/15/27		600	651,000
Sonic Automotive, Inc.,
Gtd. Notes
5.000%	05/15/23	(a)	1,275	1,251,094
7.000%	07/15/22		250	275,625
Wok Acquisition Corp.,
Gtd. Notes, 144A
10.250%	06/30/20	(a)	525	552,563

				23,568,686

Retail & Merchandising
99 Cents Only Stores,
Gtd. Notes
11.000%	12/15/19		675	767,813
DBP Holding Corp.,
Gtd. Notes, 144A
7.750%	10/15/20		500	480,000
Gymboree Corp. (The),
Gtd. Notes
9.125%	12/01/18	(a)	750	634,687
New Academy Finance Co. LLC/New Academy Finance Corp.,
Sr. Unsec’d. Notes, PIK, 144A
8.000%	06/15/18		750	767,813
Shearer’s Foods LLC/Chip Finance Corp.,
Sr. Sec’d. Notes, 144A
9.000%	11/01/19		775	846,687

				3,497,000

Retailers
Sears Holdings Corp.,
Sec’d. Notes
6.625%	10/15/18	(a)	500	455,000

Road & Rail — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.750%	04/01/24		570	571,647
5.050%	03/01/41		585	616,424
5.150%	09/01/43		4,745	5,029,107
5.400%	06/01/41		965	1,063,850
Union Pacific Corp.,
Sr. Unsec’d. Notes
4.750%	09/15/41		1,385	1,417,725

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Road & Rail (cont’d.)

					$8,698,753

Semiconductors
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
5.750%	02/15/21			400	426,000
5.750%	03/15/23			575	603,750

					1,029,750

Software — 0.1%
ACI Worldwide, Inc.,
Gtd. Notes, 144A
6.375%	08/15/20			300	316,125
Activision Blizzard, Inc.,
Gtd. Notes, 144A
5.625%	09/15/21			1,600	1,712,000
6.125%	09/15/23			425	462,719
BMC Software Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.125%	07/15/21	(a)		775	815,687
Epicor Software Corp.,
Gtd. Notes
8.625%	05/01/19			425	464,844
Healthcare Technology Intermediate, Inc.,
Sr. Unsec’d. Notes, PIK, 144A
7.375%	09/01/18			475	484,500
iGate Corp.,
Gtd. Notes
9.000%	05/01/16	(a)		1,250	1,312,500
Gtd. Notes, 144A
4.750%	04/15/19			1,800	1,806,750
Infor US, Inc.,
Gtd. Notes
9.375%	04/01/19			575	647,594
10.000%	04/01/19		EUR	675	1,043,834
InterXion Holding NV (Netherlands),
Sr. Sec’d. Notes, 144A
6.000%	07/15/20		EUR	200	296,758
MedAssets, Inc.,
Gtd. Notes
8.000%	11/15/18			225	240,750

					9,604,061

Steel
Ryerson, Inc./Joseph T Ryerson & Son, Inc.,
Gtd. Notes
11.250%	10/15/18			1,175	1,316,000
Sr. Sec’d. Notes
9.000%	10/15/17			800	863,000

					2,179,000

Telecommunications — 0.5%
Alcatel-Lucent USA, Inc. (France),
Gtd. Notes, 144A
6.750%	11/15/20	(a)		325	343,687
8.875%	01/01/20			525	595,875
Bharti Airtel International Netherlands BV (India),
Gtd. Notes, 144A
5.125%	03/11/23			600	596,250
Gtd. Notes, RegS

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Telecommunications (cont’d.)
5.125%	03/11/23			300	$298,125
CenturyLink, Inc.,
Sr. Unsec’d. Notes
5.625%	04/01/20	(a)		2,850	2,996,063
6.450%	06/15/21			1,125	1,209,375
CommScope, Inc.,
Gtd. Notes, 144A
8.250%	01/15/19			913	988,323
Crown Castle Towers LLC,
Sr. Sec’d. Notes, 144A(g)
6.113%	01/15/20			3,409	3,907,767
Digicel Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A
6.000%	04/15/21			200	204,500
EarthLink Holdings Corp,
Gtd. Notes
8.875%	05/15/19			225	225,563
Eileme 2 AB (Poland),
Sr. Sec’d. Notes, 144A
11.625%	01/31/20			800	953,000
GTP Acquisition Partners I LLC,
Asset Backed, 144A(g)
2.364%	05/15/18			2,185	2,132,809
4.347%	06/15/16			500	529,743
7.628%	06/15/16			375	399,854
Hughes Satellite Systems Corp.,
Gtd. Notes
7.625%	06/15/21			610	687,775
Sr. Sec’d. Notes
6.500%	06/15/19			675	740,813
Inmarsat Finance PLC (United Kingdom),
Gtd. Notes, 144A
7.375%	12/01/17			850	884,000
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
6.625%	12/15/22	(a)		650	676,000
Gtd. Notes, 144A
5.500%	08/01/23	(a)		1,400	1,372,000
6.625%	12/15/22			475	494,000
Intelsat Luxembourg SA (Luxembourg),
Gtd. Notes, 144A
7.750%	06/01/21	(a)		2,175	2,289,187
8.125%	06/01/23			525	556,500
Level 3 Communications, Inc.,
Sr. Unsec’d. Notes
8.875%	06/01/19			175	192,281
11.875%	02/01/19			325	367,250
Level 3 Financing, Inc.,
Gtd. Notes
7.000%	06/01/20	(a)		100	108,375
8.625%	07/15/20	(a)		900	1,009,125
Matterhorn Financing & CY SCA (Luxembourg),
Sr. Sec’d. Notes, PIK, 144A
9.000%	04/15/19		EUR	700	1,002,934
Matterhorn Midco & CY SCA (Luxembourg),
Gtd. Notes, 144A
7.750%	02/15/20		EUR	600	876,190
Matterhorn Mobile SA (Luxembourg),
Sr. Sec’d. Notes, 144A

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Telecommunications (cont’d.)
6.750%	05/15/19		CHF	350	$426,596
Millicom International Cellular SA (Luxembourg),
Sr. Unsec’d. Notes, 144A
6.625%	10/15/21			550	581,625
Mobile Challenger Intermediate Group SA (Switzerland),
Sr. Sec’d. Notes, PIK, 144A
8.750%	03/15/19		CHF	150	175,612
NII Capital Corp.,
Gtd. Notes
7.625%	04/01/21			850	238,000
10.000%	08/15/16			1,600	648,000
PCCW Capital No 4 Ltd. (Hong Kong),
Gtd. Notes, RegS
5.750%	04/17/22			400	411,796
Qwest Corp.,
Sr. Unsec’d. Notes
7.500%	10/01/14			50	51,623
Sable International Finance Ltd. (United Kingdom),
Sr. Sec’d. Notes, 144A
8.750%	02/01/20			925	1,042,937
SBA Tower Trust,
Mortgage, 144A(g)
2.933%	12/15/17			685	693,751
4.254%	04/15/15			1,615	1,669,279
SES SA (Luxembourg),
Gtd. Notes, 144A(g)
3.600%	04/04/23	(a)		1,665	1,613,735
Sprint Communications, Inc.,
Gtd. Notes, 144A
9.000%	11/15/18	(a)		1,600	1,956,000
Sr. Unsec’d. Notes
11.500%	11/15/21			300	399,000
Sunrise Communications International SA,
Sr. Sec’d. Notes
5.625%	12/31/17		CHF	400	470,358
Sr. Sec’d. Notes, 144A
7.000%	12/31/17		EUR	750	1,094,493
Syniverse Holdings, Inc.,
Gtd. Notes
9.125%	01/15/19			500	543,750
Telefonica Emisiones SAU (Spain),
Gtd. Notes
3.992%	02/16/16	(a)		3,240	3,397,454
UPC Holding BV (Netherlands),
Sr. Unsec’d. Notes, 144A
6.750%	03/15/23		CHF	825	1,019,527
6.750%	03/15/23		EUR	200	300,605
UPCB Finance V Ltd. (Netherlands),
Sr. Sec’d. Notes, 144A
7.250%	11/15/21			300	330,750
UPCB Finance VI Ltd. (Netherlands),
Sr. Sec’d. Notes, 144A
6.875%	01/15/22	(a)		350	381,500
ViaSat, Inc.,
Gtd. Notes
6.875%	06/15/20			550	589,875
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia),
Sr. Unsec’d. Notes, 144A
7.748%	02/02/21			925	946,969

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Telecommunications (cont’d.)
Sr. Unsec’d. Notes, RegS
7.748%	02/02/21			1,150	$1,177,313
VimpelCom Holdings BV (Russia),
Gtd. Notes, 144A
5.200%	02/13/19			290	274,050
7.504%	03/01/22			225	228,060
Gtd. Notes, RegS
7.504%	03/01/22			350	354,760
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
5.250%	01/15/21			615	636,525
West Corp.,
Gtd. Notes
7.875%	01/15/19			550	589,875
8.625%	10/01/18			300	321,750
Wind Acquisition Finance SA (Italy),
Sec’d. Notes, 144A
11.750%	07/15/17	(a)		1,625	1,712,344
Sr. Sec’d. Notes, 144A
6.500%	04/30/20			550	598,125

					51,513,401

Textiles, Apparel & Luxury Goods
Hanesbrands, Inc.,
Gtd. Notes
6.375%	12/15/20			1,050	1,147,125

Tobacco — 0.1%
Altria Group, Inc.,
Gtd. Notes
4.750%	05/05/21			2,815	3,072,091
9.250%	08/06/19			1,690	2,230,028

					5,302,119

Trading Companies & Distributors
HD Supply, Inc.,
Gtd. Notes
7.500%	07/15/20	(a)		875	954,844
11.500%	07/15/20			175	208,250

					1,163,094

Transportation — 0.2%
Brunswick Rail Finance Ltd. (Russia),
Gtd. Notes, RegS
6.500%	11/01/17			900	911,250
Florida East Coast Holdings Corp.,
Sr. Unsec’d. Notes, PIK
10.500%	08/01/17			3	3,422
Florida East Coast Railway Corp.,
Sr. Sec’d. Notes
8.125%	02/01/17			375	391,875
Gategroup Finance Luxembourg SA (Switzerland),
Gtd. Notes, 144A
6.750%	03/01/19		EUR	350	520,803
GATX Corp.,
Sr. Unsec’d. Notes
2.500%	03/15/19			3,175	3,141,158
2.500%	07/30/19			800	790,489
3.500%	07/15/16			3,550	3,734,135
4.850%	06/01/21			635	685,750

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Transportation (cont’d.)
Kansas City Southern Railway Co (The),
Gtd. Notes, 144A(g)
4.300%	05/15/43	(a)	5,810	$5,267,021
Kazakhstan Temir Zholy Finance BV (Kazakhstan),
Gtd. Notes, 144A
6.375%	10/06/20		1,500	1,635,000
6.950%	07/10/42		200	204,000
Mersin Uluslararasi Liman Isletmeciligi A/S (Tunisia),
Sr. Unsec’d. Notes, RegS
5.875%	08/12/20		285	287,850

				17,572,753

Utilities
Electricite de France SA (France),
Sr. Unsec’d. Notes, 144A(g)
4.600%	01/27/20		1,150	1,251,883
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
6.250%	10/01/39	(a)	1,925	2,125,600
Instituto Costarricense de Electricidad (Costa Rica),
Sr. Unsec’d. Notes, RegS
6.375%	05/15/43		550	469,563
Pennsylvania Electric Co.,
Sr. Unsec’d. Notes
6.150%	10/01/38		640	718,305

				4,565,351

Wireless Telecommunication Services — 0.2%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.500%	01/15/22		1,150	1,213,250
B Communications Ltd. (Iceland),
Sr. Sec’d. Notes, 144A
7.375%	02/15/21		675	708,750
Crown Castle International Corp.,
Sr. Unsec’d. Notes
5.250%	01/15/23	(a)	1,675	1,702,219
7.125%	11/01/19		1,000	1,063,750
Digicel Group Ltd. (Bangladesh),
Sr. Unsec’d. Notes, 144A
7.125%	04/01/22		625	632,031
8.250%	09/30/20		200	213,500
10.500%	04/15/18		1,100	1,166,000
EarthLink, Inc.,
Sr. Sec’d. Notes
7.375%	06/01/20		175	182,000
Sprint Corp.,
Gtd. Notes, 144A
7.125%	06/15/24	(a)	6,175	6,483,750
T-Mobile US, Inc.,
Gtd. Notes
6.250%	04/01/21	(a)	2,025	2,141,437
6.464%	04/28/19		1,100	1,177,000
6.633%	04/28/21		1,075	1,155,625
6.731%	04/28/22	(a)	1,300	1,392,625
6.836%	04/28/23	(a)	550	589,875
tw telecom holdings, Inc.,
Gtd. Notes
5.375%	10/01/22		900	918,000

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Wireless Telecommunication Services (cont’d.)
5.375%	10/01/22		300	$306,000
Vivacom (Bulgaria),
Sr. Sec’d. Notes, 144A
6.625%	11/15/18	EUR	700	1,005,345

				22,051,157

TOTAL CORPORATE OBLIGATIONS (cost $1,285,322,000)				1,308,088,301

FOREIGN GOVERNMENT BONDS — 2.5%
Arab Republic of Egypt (Egypt),
Sr. Unsec’d. Notes, RegS
6.875%	04/30/40		600	540,000
Argentina Bonar Bonds (Argentina),
Bonds
7.000%	10/03/15		720	701,280
7.000%	04/17/17		1,060	980,500
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
2.260%(c)	12/31/38	EUR	2,050	1,133,350
Barbados Government International Bond (Barbados),
Unsec’d. Notes, RegS
6.625%	12/05/35		200	149,600
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A(g)
4.138%	01/03/23		2,410	2,364,210
4.854%	02/06/24		4,085	4,166,700
5.603%	07/20/20		1,095	1,205,595
Brazil Notas do Tesouro Nacional (Brazil),
Notes
6.000%	08/15/24	BRL	3,524	3,640,290
10.000%	01/01/21	BRL	7,897	3,081,473
Sr. Notes
10.000%	01/01/17	BRL	32,606	13,591,246
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
2.625%	01/05/23		6,100	5,398,500
4.250%	01/07/25		1,600	1,548,000
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
5.625%	02/26/44		500	522,000
7.375%	03/18/19		700	841,750
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes, RegS
4.375%	04/30/25		220	196,900
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes, 144A
5.500%	04/04/23		1,300	1,313,650
6.000%	01/26/24		555	577,200
Sr. Unsec’d. Notes, RegS
6.375%	03/24/21		500	538,750
6.625%	07/14/20		400	437,600
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
9.040%	01/23/18		66	72,137
Sr. Unsec’d. Notes, 144A
5.875%	04/18/24		500	496,250
6.600%	01/28/24		140	143,500
7.500%	05/06/21		400	446,000

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Sr. Unsec’d. Notes, RegS
7.500%	05/06/21		675	$752,625
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, RegS
5.750%	04/29/20		400	410,000
Gabonese Republic (Gabon),
Bonds, RegS
6.375%	12/12/24		400	423,000
Grenada Government International Bond (Grenada),
Unsub. Notes, RegS(i)
6.000%	09/15/25		284	93,010
Hazine Mustesarligi Varlik Kiralama A/S (Turkey),
Bonds, 144A
4.557%	10/10/18		400	406,600
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.375%	03/25/24		710	711,420
5.750%	11/22/23		310	320,075
7.625%	03/29/41		100	115,250
Iceland Government International Bond (Iceland),
Unsec’d. Notes, RegS
5.875%	05/11/22		2,550	2,763,563
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, 144A(g)
4.875%	05/05/21		2,545	2,608,625
5.375%	10/17/23		400	415,000
11.625%	03/04/19		990	1,340,213
Sr. Unsec’d. Notes, RegS
3.375%	04/15/23		950	847,875
4.625%	04/15/43		3,800	3,182,500
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes, RegS
5.750%(c)	12/31/32		1,150	1,078,125
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes
8.000%	06/24/19		595	618,800
Unsec’d. Notes
10.625%	06/20/17		1,100	1,221,000
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes, RegS
6.125%	03/09/21		400	457,080
Mexican Bonos (Mexico),
Bonds
6.500%	06/09/22	MXN	17,100	1,349,795
7.500%	06/03/27	MXN	6,500	541,405
7.750%	11/13/42	MXN	108,300	8,875,988
8.000%	06/11/20	MXN	30,000	2,588,989
8.500%	12/13/18	MXN	9,000	786,606
8.500%	11/18/38	MXN	8,000	711,034
10.000%	11/20/36	MXN	2,338	237,361
Mexican Udibonos (Mexico),
Bonds
2.500%	12/10/20	MXN	2,917	1,171,218
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
5.550%	01/21/45		500	531,250
5.750%	10/12/2110		376	369,420
6.050%	01/11/40		1,820	2,070,250
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44		5,706	5,420,700

Interest Rate	Maturity Date		Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Mongolia Government International Bond (Mongolia),
Sr. Unsec’d. Notes, 144A
4.125%	01/05/18			215	$193,500
Sr. Unsec’d. Notes, RegS
4.125%	01/05/18			1,400	1,260,000
5.125%	12/05/22			600	482,250
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes, 144A
4.250%	12/11/22			975	945,750
Namibia International Bonds (Namibia),
Sr. Unsec’d. Notes, 144A
5.500%	11/03/21			200	209,500
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.300%	04/29/53			200	163,750
5.200%	01/30/20			865	957,555
6.700%	01/26/36			570	669,750
Perusahaan Penerbit SBSN Indonesia (Indonesia),
Sr. Unsec’d. Notes, RegS
3.300%	11/21/22	(a)		4,650	4,167,563
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes, RegS
6.900%	08/12/37		PEN	4,900	1,722,852
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
4.200%	01/21/24			215	221,987
Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
3.000%	03/17/23			4,900	4,581,500
4.000%	01/22/24			1,540	1,548,085
5.000%	03/23/22			3,995	4,359,544
Province of Manitoba Canada (Canada),
Unsec’d. Notes
1.300%	04/03/17			2,125	2,138,836
Province of Ontario Canada (Canada),
Sr. Unsec’d. Notes
1.200%	02/14/18	(a)		3,155	3,110,325
1.600%	09/21/16			1,980	2,015,739
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, RegS
4.500%	01/20/22			527	573,113
5.750%	01/20/42			300	327,780
Republic of Armenia (Armenia),
Sr. Unsec’d. Notes, 144A
6.000%	09/30/20	(a)		1,700	1,759,500
Republic of Brazil (Brazil),
Sr. Unsec’d. Notes
4.875%	01/22/21			1,800	1,913,400
5.625%	01/07/41	(a)		4,170	4,224,210
7.125%	01/20/37			1,410	1,690,237
Republic of Colombia (Colombia),
Sr. Unsec’d. Notes
2.625%	03/15/23			2,885	2,596,500
4.000%	02/26/24			400	396,000
4.375%	07/12/21			200	208,000
6.125%	01/18/41	(a)		2,765	3,096,800
Republic of Congo (Congo),
Sr. Unsec’d. Notes, RegS
3.500%(c)	06/30/29			160	143,914

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Republic of Iceland (Iceland),
Unsec’d. Notes, 144A
4.875%	06/16/16			850	$895,687
5.875%	05/11/22			935	1,013,306
Unsec’d. Notes, RegS
4.875%	06/16/16			1,000	1,053,750
Republic of Indonesia (Indonesia),
Sr. Unsec’d. Notes, 144A
3.750%	04/25/22			2,300	2,170,625
5.250%	01/17/42			1,000	906,250
Sr. Unsec’d. Notes, RegS
3.750%	04/25/22			760	717,250
4.875%	05/05/21			2,400	2,460,000
5.250%	01/17/42			750	679,687
5.875%	03/13/20			2,569	2,806,633
7.750%	01/17/38			980	1,168,650
Republic of Iraq (Iraq),
Unsec’d. Notes, RegS
5.800%	01/15/28			1,590	1,399,200
Republic of Peru (Peru),
Sr. Unsec’d. Notes
5.625%	11/18/50			1,190	1,264,375
6.550%	03/14/37			460	553,150
Republic of Philippines (Philippines),
Sr. Unsec’d. Notes
6.375%	10/23/34			4,375	5,435,937
Republic of Serbia (Serbia),
Bonds, RegS
4.875%	02/25/20			840	840,000
Sr. Unsec’d. Notes, 144A
5.250%	11/21/17			270	280,125
Sr. Unsec’d. Notes, RegS
5.250%	11/21/17			850	881,875
6.750%(c)	11/01/24			582	583,720
7.250%	09/28/21			4,460	4,995,646
Unsec’d. Notes, 144A
5.875%	12/03/18			640	676,800
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
4.375%	08/22/23			996	977,325
4.875%	01/22/24			392	395,920
Sr. Unsec’d. Notes, MTN
4.875%	11/07/19		EUR	600	896,359
Sr. Unsec’d. Notes, RegS
4.375%	08/22/23			1,000	981,250
6.750%	02/07/22			1,000	1,165,000
Russian Foreign Bond - Eurobond (Russia),
Sr. Unsec’d. Notes, 144A(g)
7.500%(c)	03/31/30			1,832	2,084,327
Sr. Unsec’d. Notes, RegS
4.500%	04/04/22			2,000	1,992,500
5.000%	04/29/20			2,300	2,392,000
5.625%	04/04/42			1,000	967,500
7.500%(c)	03/31/30			17,591	20,009,535
Rwanda International Government Bond (Rwanda),
Sr. Unsec’d. Notes, 144A
6.625%	05/02/23	(a)		375	367,500
Slovenia Government International Bond (Slovenia),
Bonds, 144A(g)
4.125%	02/18/19	(a)		840	868,560

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Bonds, RegS
5.850%	05/10/23		1,900	$2,071,000
Unsec’d. Notes, 144A
5.250%	02/18/24		550	570,801
South Africa Government International Bond (South Africa),
Bonds
8.000%	12/21/18	ZAR	8,700	832,037
Sr. Unsec’d. Notes
4.665%	01/17/24		3,360	3,326,400
5.500%	03/09/20		1,170	1,270,620
5.875%	05/30/22		1,300	1,427,010
5.875%	09/16/25		2,905	3,122,875
6.250%	03/08/41		200	219,250
6.875%	05/27/19		1,355	1,561,637
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes, 144A
6.000%	01/14/19		1,135	1,187,494
Sr. Unsec’d. Notes, RegS
5.875%	07/25/22		1,000	1,005,000
6.250%	10/04/20		800	838,000
6.250%	07/27/21		400	416,500
Svensk Exportkredit AB (Sweden),
Sr. Unsec’d. Notes
5.125%	03/01/17		345	384,884
Tanzania Government International Bond (Tanzania),
Notes, RegS
6.450%(c)	03/08/20		1,100	1,164,625
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
3.250%	03/23/23		2,100	1,836,450
5.625%	03/30/21		1,750	1,825,250
6.250%	09/26/22		3,350	3,599,575
6.750%	05/30/40		1,550	1,656,950
6.875%	03/17/36		600	650,400
7.000%	06/05/20		2,000	2,248,200
7.250%	03/05/38		200	226,500
7.500%	11/07/19		2,800	3,207,400
Unsec’d. Notes
4.875%	04/16/43		2,200	1,870,000
5.125%	03/25/22		2,100	2,104,200
6.000%	01/14/41		3,125	3,070,313
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes, 144A
6.250%	06/17/16		400	378,000
Sr. Unsec’d. Notes, RegS
6.580%	11/21/16		6,615	6,218,100
6.750%	11/14/17		850	782,000
9.250%	07/24/17		779	763,420
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes
7.650%	04/21/25		2,040	1,366,800
Sr. Unsec’d. Notes, RegS
8.250%	10/13/24		2,200	1,529,000
9.250%	05/07/28		2,382	1,738,714
11.950%	08/05/31		4,524	3,844,975
12.750%	08/23/22		7,035	6,472,200
Wakala Global Sukuk Bhd (Malaysia),
Sr. Unsec’d. Notes, RegS
4.646%	07/06/21		1,000	1,076,000

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Zambia Government International Bond (Zambia),
Unsec’d. Notes, RegS
5.375%	09/20/22	600	$512,250

TOTAL FOREIGN GOVERNMENT BONDS (cost $269,126,683)			262,438,470

MUNICIPAL BONDS — 0.9%
California — 0.2%
Bay Area Toll Authority,
Revenue Bonds
6.263%	04/01/49	2,375	3,070,756
California Educational Facilities Authority,
Revenue Bonds
5.250%	04/01/40	2,310	2,904,663
City of Los Angeles Department of Airports,
Revenue Bonds
7.053%	05/15/40	1,230	1,485,668
East Bay Municipal Utility District,
Revenue Bonds
5.874%	06/01/40	1,505	1,839,215
Los Angeles Department of Water & Power,
Revenue Bonds
5.000%	07/01/43	2,095	2,248,459
San Diego County Water Authority,
Revenue Bonds
6.138%	05/01/49	275	346,288
State of California,
General Obligation Unlimited
5.000%	04/01/43	370	393,136
University of California,
Revenue Bonds
4.601%	05/15/31	4,385	4,658,931

			16,947,116

Colorado
Denver City & County School District No. 1,
Certificate Participation
4.242%	12/15/37	1,215	1,141,723
Regional Transportation District,
Revenue Bonds
5.000%	11/01/38	770	827,989

			1,969,712

Delaware
State of Delaware,
General Obligation Unlimited
5.000%	08/01/24	1,990	2,398,408

District of Columbia
District of Columbia,
Revenue Bonds
5.250%	12/01/34	770	869,438
5.591%	12/01/34	120	137,592

			1,007,030

Florida — 0.1%
State Board of Administration Finance Corp.,
Revenue Bonds
1.298%	07/01/16	2,100	2,121,861
2.995%	07/01/20	2,345	2,336,323
State of Florida Lottery Revenue,

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
Florida (cont’d.)
Revenue Bonds
5.000%	07/01/20	1,520	$1,794,968

			6,253,152

Georgia
State of Georgia,
General Obligation Unlimited
5.000%	07/01/23	995	1,188,398
5.000%	07/01/25	745	876,373

			2,064,771

Illinois
Chicago Transit Authority,
Revenue Bonds
6.899%	12/01/40	300	357,636
City of Chicago IL O’Hare International Airport Revenue,
Revenue Bonds
6.395%	01/01/40	480	576,326
Metropolitan Water Reclamation District of Greater Chicago,
General Obligation Ltd.
5.720%	12/01/38	2,065	2,344,291

			3,278,253

Kansas
Kansas Development Finance Authority,
Revenue Bonds
5.501%	05/01/34	125	134,441

Maryland — 0.1%
Maryland State Transportation Authority,
Revenue Bonds
5.754%	07/01/41	1,140	1,333,219
5.888%	07/01/43	2,120	2,581,100
State of Maryland,
General Obligation Unlimited
5.000%	03/01/24	3,555	4,130,483

			8,044,802

Massachusetts — 0.1%
Commonwealth of Massachusetts,
General Obligation Ltd.
4.500%	08/01/31	840	877,103
Revenue Bonds
5.000%	06/01/23	2,215	2,595,249
Massachusetts Bay Transportation Authority,
Revenue Bonds
5.000%	07/01/20	930	1,101,845

			4,574,197

Minnesota
State of Minnesota,
Revenue Bonds
5.000%	03/01/27	900	1,028,952

New York — 0.2%
City of New York,
General Obligation Unlimited
5.846%	06/01/40	1,180	1,405,510
6.271%	12/01/37	645	791,912
Housing Development Corp.,

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
New York (cont’d.)
Revenue Bonds
6.420%	11/01/27	5	$5,005
Metropolitan Transportation Authority,
Revenue Bonds
7.336%	11/15/39	1,940	2,724,420
New York City Transitional Finance Authority Future Tax Secured Revenue,
Revenue Bonds
5.000%	11/01/24	610	704,318
5.000%	02/01/25	620	705,988
5.267%	05/01/27	1,810	2,091,817
5.508%	08/01/37	1,905	2,220,030
New York City Water & Sewer System,
Revenue Bonds
5.952%	06/15/42	265	322,712
New York State Dormitory Authority,
Revenue Bonds
4.000%	12/15/22	180	197,417
New York State Urban Development Corp.,
Revenue Bonds
5.000%	03/15/43	3,270	3,498,802
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	4,320	4,035,442
Tompkins County Industrial Development Agency,
Revenue Bonds
5.000%	07/01/37	780	846,495
Utility Debt Securitization Authority,
Revenue Bonds
2.042%	06/15/21	1,820	1,812,957

			21,362,825

Ohio
JobsOhio Beverage System,
Revenue Bonds
4.532%	01/01/35	1,915	1,864,750

Oregon
State of Oregon,
General Obligation Unlimited
5.892%	06/01/27	60	71,733

Pennsylvania
Philadelphia Authority for Industrial Development,
Revenue Bonds
3.964%	04/15/26	3,920	3,764,062

Puerto Rico
Government Development Bank for Puerto Rico,
Revenue Bonds
3.448%	02/01/15	180	171,214
3.800%	08/01/15	260	244,782
5.000%	12/01/15	410	389,254

			805,250

South Carolina
South Carolina State Public Service Authority,
Revenue Bonds
4.322%	12/01/27	1,460	1,461,489

Texas — 0.1%
City of Houston TX,

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
Texas (cont’d.)
General Obligation Ltd.
5.000%	03/01/23	850	$994,466
Texas Transportation Commission,
Revenue Bonds
5.178%	04/01/30	2,420	2,785,565
University of Texas System (The),
Revenue Bonds
5.000%	08/15/43	2,805	3,054,673

			6,834,704

Utah
Utah Transit Authority,
Revenue Bonds
5.937%	06/15/39	1,920	2,290,867

Virginia — 0.1%
University of Virginia,
Revenue Bonds
5.000%	09/01/40	1,130	1,242,751
5.000%	06/01/43	685	762,069
Virginia Commonwealth Transportation Board,
Revenue Bonds
5.350%	05/15/35	120	131,924
Virginia Public Building Authority,
Revenue Bonds
4.250%	12/15/30	1,755	1,747,032
5.900%	08/01/30	1,015	1,187,083

			5,070,859

Washington
State of Washington,
General Obligation Unlimited
5.000%	07/01/24	1,590	1,864,577

TOTAL MUNICIPAL BONDS (cost $93,509,023)			93,091,950

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.2%
Banc of America Mortgage Securities, Inc.,
Series 2004-A, Class 2A2
2.681%(c)	02/25/34	37	37,000
Series 2004-D, Class 2A2
3.109%(c)	05/25/34	17	17,368
Series 2004-H, Class 2A2
2.754%(c)	09/25/34	28	27,740
Series 2004-I, Class 3A2
3.121%(c)	10/25/34	13	13,460
Series 2005-J, Class 2A1
2.752%(c)	11/25/35	159	148,271
Series 2005-J, Class 3A1
2.806%(c)	11/25/35	41	38,364
Credit Suisse Mortgage Capital Certificates,
Series 2010-1R, Class 42A1, 144A(g)
5.000%	10/27/36	64	66,828
DSLA Mortgage Loan Trust,
Series 2004-AR1, Class A1A
0.996%(c)	09/19/44	2,365	2,263,014
Fosse Master Issuer PLC (United Kingdom),
Series 2011-1A, Class A5, 144A(g)
1.737%(c)	10/18/54	575	586,055

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2012-1A, Class 3A1, 144A(g)
1.737%(c)	10/18/54	2,620	$2,701,579
Government National Mortgage Assoc.,
Series 2010-92, Class PI, IO, 144A(g)
4.500%	11/20/37	1,536	193,665
Series 2010-103, Class IN, IO, 144A(g)
4.500%	02/20/39	1,633	200,229
Series 2010-164, Class MI, IO, 144A(g)
4.000%	09/20/37	6,839	893,869
Series 2011-41, Class AI, IO, 144A(g)
4.500%	12/20/39	1,930	304,033
Series 2011-88, Class EI, IO, 144A(g)
4.500%	11/20/39	1,783	277,256
Series 2013-24, Class OI, IO, 144A(g)
4.000%	02/20/43	2,257	484,504
Holmes Master Issuer PLC (United Kingdom),
Series 2012-1A, Class A2, 144A(g)
1.889%(c)	10/15/54	1,495	1,511,482
Series 2012-3A, Class B1, 144A
2.439%(c)	10/15/54	1,250	1,291,801
JPMorgan Mortgage Trust,
Series 2007-A1, Class 1A1
2.774%(c)	07/25/35	475	483,308
Sequoia Mortgage Trust,
Series 2010-H1, Class A1
3.750%(c)	02/25/40	19	18,818
Series 2013-6, Class A1
2.500%(c)	05/25/43	3,258	2,960,920
Series 2013-7, Class A2
3.000%(c)	06/25/43	1,570	1,466,873
Washington Mutual Mortgage Pass-Through Certificates,
Series 2005-AR12, Class 2A1
2.549%(c)	09/25/35	101	102,673
Wells Fargo Mortgage-Backed Securities Trust,
Series 2003-O, Class 5A1
2.515%(c)	01/25/34	24	23,723
Series 2004-G, Class A3
4.694%(c)	06/25/34	200	201,696

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $15,697,209)			16,314,529

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.5%
Federal Home Loan Mortgage Corp.
2.348%(c)	01/01/36	5	$5,136
2.358%(c)	02/01/37	172	181,815
2.375%(c)	02/01/35	86	91,721
2.392%(c)	03/01/36	35	36,598
2.410%(c)	09/01/32	1	1,283
2.419%(c)	02/01/37	53	57,401
2.426%(c)	01/01/37	22	23,339
2.440%(c)	04/01/37	307	325,024
2.475%(c)	07/01/35	21	22,843

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
2.500%	05/01/28	3,531	$3,533,344
2.525%(c)	11/01/35	15	16,330
2.599%(c)	02/01/37	105	112,243
2.776%(c)	02/01/37	72	77,372
3.000%	01/01/43-06/01/43	28,478	27,493,753
3.500%	09/01/42-05/01/43	25,488	25,634,931
4.000%	08/01/26-12/01/41	15,304	15,922,948
4.500%	04/01/19-04/01/41	18,313	19,533,182
5.000%	10/01/18-08/01/40	4,155	4,571,678
5.000%	TBA	5,855	6,361,366
5.500%	12/01/18-01/01/38	4,197	4,644,527
5.891%(c)	12/01/36	4	4,561
5.927%(c)	10/01/36	19	20,348
6.000%	10/01/32-08/01/38	224	248,541
6.055%(c)	11/01/36	14	14,268
6.130%(c)	10/01/36	24	25,491
6.316%(c)	08/01/36	16	16,456
6.500%	08/01/36	68	76,471
7.000%	06/01/32	6	6,830
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through
Certificates
1.875%(c)	04/25/22	1,935	1,901,610
1.426%(c)	08/25/17	1,205	1,210,986
Federal National Mortgage Assoc.
1.987%(c)	12/01/35	5	5,751
2.209%(c)	12/01/35	35	36,923
2.254%(c)	09/01/37	34	36,007
2.303%(c)	07/01/35	38	40,811
2.325%(c)	11/01/37	193	207,469
2.500%	05/15/14-04/01/28	35,661	35,701,327
2.500%	TBA	4,510	4,506,477
2.517%(c)	12/01/35	15	15,912
2.665%(c)	12/01/36	52	56,045
2.670%(c)	11/01/35	56	59,403
2.740%(c)	08/01/37	67	71,921
2.772%(c)	08/01/36	49	52,671
2.797%(c)	01/01/37	73	77,354
3.000%	01/01/27-11/01/43	108,520	105,960,891
3.000%	TBA	3,839	3,943,373
3.000%	TBA	21,675	20,919,761
3.500%	01/01/34-12/01/43	81,312	82,178,615
3.500%	TBA	13,330	13,409,147
4.000%	04/01/24-05/01/42	79,640	83,024,414
4.000%	TBA	13,225	13,745,734
4.500%	05/01/19-12/01/41	87,698	93,667,606
4.500%	TBA	18,430	19,659,628
5.000%	05/01/18-01/01/42	62,387	68,103,526
5.000%	TBA	12,165	13,262,701
5.500%	01/01/17-03/01/40	35,597	39,497,650
5.500%	TBA	13,420	14,819,140
5.846%(c)	09/01/36	10	10,341
6.000%	04/01/21-10/01/40	26,375	29,427,713
6.500%	02/01/32-10/01/39	5,009	5,611,787
7.000%	01/01/31-04/01/37	32	35,059
Government National Mortgage Assoc.
2.500%	06/20/27-03/20/43	34,757	32,921,982
3.000%	11/20/42-06/20/43	23,530	23,199,992
3.500%	10/20/42-05/20/43	12,270	12,540,250

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
4.000%	09/20/25-01/20/41		17,721	$18,664,954
4.500%	11/20/39-03/20/41		20,900	22,598,565
4.500%	TBA		6,945	7,486,493
5.000%	03/20/34-03/20/41		9,148	10,000,412
5.500%	10/20/32-01/20/36		11,114	12,339,561
6.000%	01/20/33		3	3,378
6.500%	09/20/32-12/20/33		16	18,351
8.000%	12/15/16-07/15/23		5	5,373
8.500%	06/15/16-07/15/26		13	14,805
9.500%	03/15/19-01/15/20		1	1,347

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $909,718,209)				900,113,016

U.S. TREASURY OBLIGATIONS — 6.0%
U.S. Treasury Bonds
3.125%	02/15/43		50,685	46,646,014
4.625%	02/15/40		17,355	20,807,014
5.375%	02/15/31		2,000	2,558,438
U.S. Treasury Inflation Indexed Bonds, TIPS
0.625%	01/15/24	(a)	26,475	26,629,514
1.375%	02/15/44		12,760	13,067,540
1.625%	01/15/15		10,835	13,613,952
2.000%	07/15/14		17,580	22,169,610
U.S. Treasury Notes
0.500%	08/15/14		29,290	29,336,923
0.625%	11/30/17		210,175	205,495,243
0.875%	02/28/17		209,825	209,841,366
1.250%	10/31/18		31,365	30,865,105
2.625%	04/30/16	(k)	14,615	15,268,115

TOTAL U.S. TREASURY OBLIGATIONS (cost $639,514,865)				636,298,834

TOTAL LONG-TERM INVESTMENTS (cost $8,198,818,301)				9,369,181,261

			Shares
SHORT-TERM INVESTMENTS —16.8%
AFFILIATED MONEY MARKET MUTUAL FUND — 16.4%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,730,678,255; includes $517,339,790 of cash collateral for securities on loan)(b)(w)			1,730,678,255	1,730,678,255

			Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.4%
U.S. Treasury Bills (cost $39,998,020)
0.078%	04/24/14		40,000	39,998,908

	Notional Amount (000)#	Value
OPTION PURCHASED*
Call Options
10 Year U.S. Treasury Notes Future, expiring 05/28/14, Strike Price $126.50 (cost $149,031)	412	$45,063

TOTAL SHORT-TERM INVESTMENTS (cost $1,770,825,306)		1,770,722,226

TOTAL INVESTMENTS — 105.7% (cost $9,969,643,607)		11,139,903,487
Liabilities in excess of other assets(x) — (5.7)%		(595,745,159)

NET ASSETS — 100.0%		$10,544,158,328

The following abbreviations are used in the Portfolio descriptions:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ADR	American Depositary Receipt
ADS	American Depositary Security
ASX	Australian Securities Exchange
CDX	Credit Derivative Index
CVA	Certified Van Aandelen (Bearer)
EAFE	Europe, Australia, Far East
FREMF	Freddie Mac Mortgage Trust
FTSE	Financial Times Stock Exchange
GDR	Global Depository Receipts
IO	Interest Only
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NYSE	New York Stock Exchange
PIK	Payment-in-Kind
PRFC	Preference Shares
REIT	Real Estate Investment Trusts
SPI	Swiss Perfomance Index
STOXX	Blue-chip index for the Eurozone
TOPIX	Tokyo Stock Price Index
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
XTSE	Toronto Stock Exchange
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Columbian Peso
EUR	Euro

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

GBP	British Pound
HUF	Hungarian Forint
INR	Indian Rupee
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Phillipine Peso
PLN	Polish Zloty
RUB	Russian Ruble
TRY	Turkish Lira
ZAR	South African Rand
*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending

settlement, is $505,872,281; cash collateral of
$517,339,790 (included with liabilities) was received with
which the Portfolio purchased highly liquid short-term
investments.
(b)	Represents security, or a portion thereof, purchased with
cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects
the rate in effect at March 31, 2014.
(g)	Indicates a security that has been deemed illiquid.
(i)	Represents issuer in default on interest payments. Non-
income producing security.
(k)	Represents security, or a portion thereof, segregated as
collateral for futures contracts.
(n)	Rate shown reflects yield to maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the
Portfolio, also serves as manager of the Prudential
Investment Portfolios 2 - Prudential Core Taxable Money
Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the
following derivative contracts held at reporting period end:

Financial futures contracts open at March 31, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions:
432	2 Year U.S. Treasury Notes	Jun. 2014	$94,983,219	$94,851,000	$(132,219)
621	5 Year U.S. Treasury Notes	Jun. 2014	74,306,911	73,869,891	(437,020)
702	10 Year U.S. Treasury Notes	Jun. 2014	87,246,594	86,697,000	(549,594)
323	30 Year U.S. Ultra Treasury Bonds	Jun. 2014	45,791,047	46,663,407	872,360
110	ASX SPI 200 Index	Jun. 2014	13,627,212	13,754,081	126,869
1,185	Euro STOXX 50	Jun. 2014	48,729,621	50,608,236	1,878,615
401	FTSE 100 Index	Jun. 2014	43,432,197	43,744,786	312,589
279	Mini MSCI EAFE Index	Jun. 2014	25,965,975	26,435,250	469,275
260	Russell 2000 Mini Index	Jun. 2014	30,822,060	30,433,000	(389,060)
4,837	S&P 500 E-Mini	Jun. 2014	448,610,380	450,953,510	2,343,130
225	TOPIX Index	Jun. 2014	26,671,918	26,224,386	(447,532)

					4,047,413

Short Positions:
1,912	10 Year U.S. Treasury Notes	Jun. 2014	236,859,628	236,132,000	727,628
192	20 Year U.S. Treasury Bonds	Jun. 2014	25,261,849	25,578,000	(316,151)

					411,477

					$4,458,890

(1) Cash of $473,100 and U.S. Treasury securities with a combined market value of $33,378,100 have been segregated with the broker to cover requirements for open contracts at March 31, 2014.

Forward foreign currency exchange contracts outstanding at March 31, 2014:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 04/22/14	Bank of America	AUD	7,695	$7,009,422	$7,125,607	$116,185
British Pound,
Expiring 04/22/14	Deutsche Bank AG	GBP	18,385	30,486,121	30,645,517	159,396
Colombian Peso,
Expiring 05/20/14	Credit Suisse First Boston Corp.	COP	2,982,233	1,460,447	1,506,795	46,348
Euro,
Expiring 04/22/14	Royal Bank of Canada	EUR	24,880	34,602,731	34,274,377	(328,354)
Expiring 05/20/14	JPMorgan Chase	EUR	115	158,211	157,811	(400)
Expiring 05/20/14	Morgan Stanley	EUR	138	189,201	189,719	518
Expiring 06/12/14	Bank of America	EUR	265	368,133	365,258	(2,875)

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2014 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Euro (cont’d.),
Expiring 06/12/14	Deutsche Bank AG	EUR	1,398	$1,944,492	$1,925,735	$(18,757)
Indian Rupee,
Expiring 05/20/14	JPMorgan Chase	INR	87,108	1,375,136	1,440,297	65,161
Indonesian Rupiah,
Expiring 05/20/14	Hong Kong & Shanghai Bank	IDR	10,584,838	869,748	923,418	53,670
Japanese Yen,
Expiring 04/22/14	Bank of America	JPY	2,468,100	24,366,189	23,915,102	(451,087)
Malaysian Ringgit,
Expiring 05/20/14	Deutsche Bank AG	MYR	1,133	343,614	345,728	2,114
Philippine Peso,
Expiring 04/16/14	Standard Chartered PLC	PHP	23,210	512,702	517,358	4,656
Polish Zloty,
Expiring 05/20/14	Bank of America	PLN	10,377	3,419,561	3,420,701	1,140
Russian Ruble,
Expiring 04/15/14	Credit Suisse First Boston Corp.	RUB	113,154	3,147,705	3,214,502	66,797
South African Rand,
Expiring 04/01/14	Pershing LLC	ZAR	1,404	130,515	133,372	2,857
Expiring 05/20/14	Barclays Capital Group	ZAR	19,240	1,745,267	1,813,315	68,048
Expiring 05/20/14	JPMorgan Chase	ZAR	9,153	833,569	862,645	29,076
South Korean Won,
Expiring 05/20/14	Deutsche Bank AG	KRW	1,840,262	1,725,353	1,724,464	(889)
Swiss Franc,
Expiring 04/22/14	UBS Securities	CHF	12,085	13,806,931	13,672,480	(134,451)
Turkish Lira,
Expiring 05/20/14	Bank of America	TRY	1,992	880,014	916,827	36,813

				$129,375,062	$129,091,028	$(284,034)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 05/20/14	JPMorgan Chase	BRL	9,760	$3,983,023	$4,244,862	$(261,839)
Expiring 05/20/14	JPMorgan Chase	BRL	9,177	3,748,672	3,991,192	(242,520)
Expiring 05/20/14	JPMorgan Chase	BRL	9,177	3,744,390	3,991,193	(246,803)
Expiring 05/20/14	JPMorgan Chase	BRL	9,177	3,739,355	3,991,193	(251,838)
Expiring 05/20/14	JPMorgan Chase	BRL	5,016	2,108,006	2,181,581	(73,575)
Expiring 05/20/14	JPMorgan Chase	BRL	311	136,081	135,261	820
British Pound,
Expiring 04/10/14	Citigroup Global Markets	GBP	440	736,414	733,367	3,047
Expiring 04/10/14	Goldman Sachs & Co.	GBP	2,877	4,726,784	4,796,178	(69,394)
Expiring 04/10/14	Goldman Sachs & Co.	GBP	162	270,295	270,057	238
Expiring 04/10/14	Pershing LLC	GBP	115	191,169	191,126	43
	Royal Bank of Scotland Group
Expiring 04/10/14	PLC	GBP	353	589,209	588,458	751
Expiring 04/10/14	State Street Bank	GBP	221	359,652	367,690	(8,038)
Chilean Peso,
Expiring 05/20/14	Credit Suisse First Boston Corp.	CLP	1,024,879	1,853,811	1,859,073	(5,262)
Expiring 05/20/14	Credit Suisse First Boston Corp.	CLP	420,168	744,319	762,161	(17,842)
Chinese Yuan,
Expiring 05/20/14	Standard Chartered PLC	CNY	10,349	1,696,279	1,662,761	33,518
Euro,
Expiring 05/20/14	JPMorgan Chase	EUR	1,290	1,766,343	1,777,364	(11,021)
Expiring 05/20/14	Morgan Stanley	EUR	1,290	1,768,687	1,777,363	(8,676)
Expiring 05/20/14	Morgan Stanley	EUR	1,280	1,760,870	1,763,231	(2,361)
Expiring 05/20/14	Pershing LLC	EUR	300	414,368	413,760	608
Expiring 06/12/14	Deutsche Bank AG	EUR	21,701	30,115,619	29,892,601	223,018

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)

Hungarian Forint,
Expiring 05/20/14	JPMorgan Chase	HUF	154,653	$681,096	$691,310	$(10,214)
Mexican Peso,
Expiring 05/20/14	JPMorgan Chase	MXN	145,929	10,957,688	11,133,996	(176,308)
Peruvian Nuevo Sol,
Expiring 05/20/14	Credit Suisse First Boston Corp.	PEN	4,792	1,675,524	1,693,206	(17,682)
Expiring 05/20/14	Credit Suisse First Boston Corp.	PEN	947	333,686	334,613	(927)
Philippine Peso,
Expiring 04/16/14	Deutsche Bank AG	PHP	23,216	519,373	517,491	1,882
Russian Ruble,
Expiring 04/15/14	Bank of America	RUB	34,582	945,897	982,415	(36,518)
Expiring 04/15/14	Credit Suisse First Boston Corp.	RUB	88,158	2,612,670	2,504,418	108,252
Expiring 04/15/14	Credit Suisse First Boston Corp.	RUB	58,449	1,689,766	1,660,436	29,330
Expiring 04/15/14	JPMorgan Chase	RUB	28,868	821,420	820,090	1,330
Swiss Franc,
Expiring 05/12/14	UBS AG	CHF	2,507	2,796,769	2,836,905	(40,136)
Turkish Lira,
Expiring 05/20/14	Bank of America	TRY	439	196,368	202,052	(5,684)

				$87,683,603	$88,767,404	$(1,083,801)

Credit Default Swap Agreements outstanding at March 31, 2014:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date(4)	Value at March 31, 2014	Unrealized Appreciation

Exchange-traded credit default swaps on credit indices – Sell Protection(1):
CDX.HY.CDS1.S21	06/20/19	5.000%	29,700	$2,073,060	$2,403,225	$330,165

The portfolio entered into credit default swap agreements on corporate issues, sovereign issues and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

Reference Entity/Obligation	Termination Date	Notional Amount (000)#(3)	Fixed Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty

Over-the-counter credit default swaps – Buy Protection(2):
CDX.EM.CDS1.S21	06/20/19	36,100	5.000%	$3,470,263	$2,985,336	$484,927	JPMorgan Chase

Reference Entity/Obligation	Termination Date	Notional Amount (000)(3)#	Fixed Rate	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)

Exchange-traded credit default swaps – Buy Protection(2):
CDX.HY.CDS1.S22	06/20/19	1,700	5.000%	$(120,785)	$(133,871)	$(13,086)
CDX.LG.CDS1.S22	06/20/19	142,500	1.000%	2,026,790	2,231,699	204,909

				$1,906,005	$2,097,828	$191,823

(1) If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

(3) Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4) The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

# Notional amount is shown in U.S. dollars unless otherwise stated.

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$4,446,451,319	$1,362,490,066	$—
Preferred Stocks	3,262,459	20,556,819	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	160,177,562	654,522
Residential Mortgage-Backed Securities	—	7,426,405	—
Commercial Mortgage-Backed Securities	—	148,891,866	2,925,143
Corporate Obligations	—	1,289,701,899	18,386,402
Foreign Government Bonds	—	262,438,470	—
Municipal Bonds	—	93,091,950	—
Residential Mortgage-Backed Securities	—	16,314,529	—
U.S. Government Agency Obligations	—	900,113,016	—
U.S. Treasury Obligations	—	676,297,742	—
Affiliated Money Market Mutual Fund	1,730,678,255	—	—
Options Purchased	45,063	—	—
Other Financial Instruments*
Futures Contracts	4,458,890	—	—
Forward Foreign Currency Exchange Contracts	—	(1,367,835)	—
Credit Default Swaps	—	1,006,915	—

Total	$6,184,895,986	$4,937,139,404	$21,966,067

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

  The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2014 categorized by risk exposure:

Derivative Fair Value at 03/31/14
Credit contracts	$1,006,915
Equity contracts	4,293,886
Foreign exchange contracts	(1,367,835)
Interest contracts	210,067

Total	$4,143,033

AST T. ROWE PRICE EQUITY INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 92.8%
COMMON STOCKS — 92.8%
Aerospace & Defense — 2.3%
Boeing Co. (The)	110,100	$13,816,449
Honeywell International, Inc.	185,100	17,169,876

		30,986,325

Air Freight & Logistics — 1.0%
United Parcel Service, Inc. (Class B Stock)	139,200	13,555,296

Airlines — 1.0%
United Continental Holdings, Inc.*	292,300	13,045,349

Auto Components — 0.6%
Johnson Controls, Inc.	177,800	8,413,496

Automobiles — 1.1%
Ford Motor Co.	444,400	6,932,640
General Motors Co.	207,052	7,126,730

		14,059,370

Beverages — 0.9%
Dr. Pepper Snapple Group, Inc.	22,000	1,198,120
PepsiCo, Inc.	131,800	11,005,300

		12,203,420

Building Products — 1.0%
Masco Corp.	322,400	7,160,504
USG Corp.*(a)	173,000	5,660,560

		12,821,064

Capital Markets — 2.1%
Bank of New York Mellon Corp. (The)	10,700	377,603
Legg Mason, Inc.(a)	257,300	12,617,992
Northern Trust Corp.	200,000	13,112,000
Och-Ziff Capital Management Group LLC (Class A Stock)(a)	123,000	1,693,710

		27,801,305

Chemicals — 1.0%
E.I. du Pont de Nemours & Co.(a)	115,800	7,770,180
Potash Corp. of Saskatchewan, Inc. (Canada)	164,900	5,972,678

		13,742,858

Commercial Banks — 6.9%
PNC Financial Services Group, Inc. (The)	222,200	19,331,400
Regions Financial Corp.	484,200	5,379,462
SunTrust Banks, Inc.	338,400	13,464,936
U.S. Bancorp	544,100	23,320,126
Wells Fargo & Co.	591,900	29,441,106

		90,937,030

Communications Equipment — 1.8%
Cisco Systems, Inc.	469,400	10,519,254
Harris Corp.	181,700	13,293,172

		23,812,426

Computers & Peripherals — 1.2%
Apple, Inc.	28,900	15,511,786

Construction Materials — 0.8%
Vulcan Materials Co.	157,300	10,452,585

Consumer Finance — 1.0%
American Express Co.	150,500	13,549,515

Containers & Packaging — 0.5%
MeadWestvaco Corp.(a)	176,900	6,658,516

	Shares	Value
COMMON STOCKS (Continued)
Distributors — 0.6%
Genuine Parts Co.	86,900	$7,547,265

Diversified Financial Services — 4.5%
Bank of America Corp.	1,297,700	22,320,440
JPMorgan Chase & Co.	584,700	35,497,137
McGraw Hill Financial, Inc.	26,800	2,044,840

		59,862,417

Diversified Telecommunication Services — 3.2%
AT&T, Inc.	545,000	19,113,150
CenturyLink, Inc.(a)	192,700	6,328,268
Telefonica SA (Spain)	258,976	4,103,947
Verizon Communications, Inc.	271,359	12,912,712

		42,458,077

Electric Utilities — 3.9%
Duke Energy Corp.	208,010	14,814,472
Entergy Corp.	175,700	11,745,545
Exelon Corp.	311,400	10,450,584
FirstEnergy Corp.	184,100	6,264,923
Xcel Energy, Inc.	260,700	7,914,852

		51,190,376

Electrical Equipment — 1.7%
Eaton Corp. PLC	97,862	7,351,394
Emerson Electric Co.	226,100	15,103,480

		22,454,874

Electronic Equipment, Instruments & Components — 1.1%
Corning, Inc.(a)	666,600	13,878,612

Energy Equipment & Services — 1.7%
Diamond Offshore Drilling, Inc.(a)	155,600	7,587,056
Schlumberger Ltd.	145,600	14,196,000

		21,783,056

Food Products — 2.4%
Archer-Daniels-Midland Co.	332,600	14,431,514
Campbell Soup Co.(a)	263,700	11,834,856
McCormick & Co., Inc.	72,800	5,222,672

		31,489,042

Health Care Providers & Services — 0.6%
Quest Diagnostics, Inc.(a)	132,200	7,657,024

Hotels, Restaurants & Leisure — 0.8%
Carnival Corp.	288,900	10,937,754

Household Durables — 0.1%
Whirlpool Corp.	8,800	1,315,248

Household Products — 1.2%
Clorox Co. (The)(a)	144,000	12,673,440
Procter & Gamble Co. (The)	33,100	2,667,860

		15,341,300

Independent Power and Renewable Electricity Producers — 0.4%
AES Corp. (The)	340,800	4,866,624

Industrial Conglomerates — 2.7%
General Electric Co.	1,390,400	35,997,456

Insurance — 3.8%
Allstate Corp. (The)(a)	266,600	15,084,228
Chubb Corp. (The)	64,500	5,759,850
Loews Corp.	89,100	3,924,855
Marsh & McLennan Cos., Inc.	338,800	16,702,840
Sun Life Financial, Inc. (Canada)	145,700	5,045,591

AST T. ROWE PRICE EQUITY INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Willis Group Holdings PLC	89,100	$3,931,983

		50,449,347

IT Services — 1.0%
Computer Sciences Corp.	145,300	8,837,146
Western Union Co. (The)(a)	267,400	4,374,664

		13,211,810

Leisure Products — 1.0%
Mattel, Inc.(a)	335,900	13,472,949

Machinery — 3.9%
Deere & Co.	88,900	8,072,120
Illinois Tool Works, Inc.	221,700	18,030,861
Joy Global, Inc.(a)	144,400	8,375,200
Stanley Black & Decker, Inc.	108,900	8,847,036
Xylem, Inc.	230,500	8,394,810

		51,720,027

Media — 3.5%
Cablevision Systems Corp. (Class A Stock)(a)	326,100	5,501,307
Comcast Corp. (Class A Stock)	121,400	6,072,428
Madison Square Garden Co. (The) (Class A Stock)*	92,600	5,257,828
New York Times Co. (The) (Class A Stock)(a)	302,500	5,178,800
Pearson PLC (United Kingdom)	166,715	2,959,774
Time Warner, Inc.	211,200	13,797,696
Walt Disney Co. (The)	88,900	7,118,223

		45,886,056

Metals & Mining — 1.2%
Newmont Mining Corp.	211,100	4,948,184
Nucor Corp.	222,600	11,250,204

		16,198,388

Multiline Retail — 1.8%
Kohl’s Corp.	242,300	13,762,640
Macy’s, Inc.	163,700	9,705,773

		23,468,413

Multi-Utilities — 1.2%
NiSource, Inc.	433,800	15,412,914

Oil, Gas & Consumable Fuels — 12.7%
Anadarko Petroleum Corp.	141,400	11,985,064
Apache Corp.	266,600	22,114,470
BP PLC (United Kingdom), ADR	145,100	6,979,310
Chevron Corp.	238,500	28,360,035
ConocoPhillips	73,200	5,149,620
CONSOL Energy, Inc.(a)	244,400	9,763,780
Eni SpA (Italy)	114,966	2,882,948
Exxon Mobil Corp.	247,300	24,156,264
Hess Corp.	177,800	14,736,064
Murphy Oil Corp.	209,400	13,162,884
Petroleo Brasileiro SA (Brazil), ADR	513,400	6,751,210
Royal Dutch Shell PLC (Netherlands), ADR	258,600	18,893,316
Talisman Energy, Inc. (Canada)	244,400	2,439,112

		167,374,077

Paper & Forest Products — 1.2%
International Paper Co.	357,300	16,392,924

	Shares	Value
COMMON STOCKS (Continued)
Personal Products — 0.5%
Avon Products, Inc.	450,300	$6,592,392

Pharmaceuticals — 5.7%
Bristol-Myers Squibb Co.	260,600	13,538,170
GlaxoSmithKline PLC (United Kingdom)	253,611	6,762,576
Johnson & Johnson	205,900	20,225,557
Merck & Co., Inc.	294,400	16,713,088
Pfizer, Inc.	546,000	17,537,520

		74,776,911

Real Estate Investment Trusts (REITs) — 1.1%
Digital Realty Trust, Inc.(a)	100,000	5,308,000
Weyerhaeuser Co.	305,900	8,978,165

		14,286,165

Road & Rail — 1.0%
Norfolk Southern Corp.	135,300	13,147,101

Semiconductors & Semiconductor Equipment — 2.4%
Analog Devices, Inc.	183,800	9,767,132
Applied Materials, Inc.	559,700	11,429,074
Texas Instruments, Inc.	212,700	10,028,805

		31,225,011

Software — 1.6%
CA, Inc.	110,000	3,406,700
Microsoft Corp.	417,600	17,117,424

		20,524,124

Specialty Retail — 0.6%
Staples, Inc.	592,000	6,713,280
Tiffany & Co.	8,700	749,505

		7,462,785

Textiles, Apparel & Luxury Goods — 0.3%
Coach, Inc.	77,100	3,828,786

Wireless Telecommunication Services — 0.2%
Vodafone Group PLC (United Kingdom)	785,184	2,887,356

TOTAL COMMON STOCKS (cost $951,771,363)		1,222,647,002

PREFERRED STOCK
Real Estate Investment Trusts (REITs)
Weyerhaeuser Co., Series A, CVT, 6.375%(a) (cost $745,000)	14,900	813,540

TOTAL LONG-TERM INVESTMENTS (cost $952,516,363)		1,223,460,542

SHORT-TERM INVESTMENT — 15.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $209,465,354; includes $117,404,519 of cash collateral for securities on loan)(b)(w)	209,465,354	209,465,354

TOTAL INVESTMENTS — 108.7% (cost $1,161,981,717)		1,432,925,896
Liabilities in excess of other assets — (8.7)%		(115,164,527)

NET ASSETS — 100.0%		$1,317,761,369

AST T. ROWE PRICE EQUITY INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

The following abbreviations are used in the Portfolio descriptions:
ADR	American Depositary Receipt
CVT	Convertible Security
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $115,190,660; cash collateral of

$117,404,519 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$30,986,325	$—	$—
Air Freight & Logistics	13,555,296	—	—
Airlines	13,045,349	—	—
Auto Components	8,413,496	—	—
Automobiles	14,059,370	—	—
Beverages	12,203,420	—	—
Building Products	12,821,064	—	—
Capital Markets	27,801,305	—	—
Chemicals	13,742,858	—	—
Commercial Banks	90,937,030	—	—
Communications Equipment	23,812,426	—	—
Computers & Peripherals	15,511,786	—	—
Construction Materials	10,452,585	—	—
Consumer Finance	13,549,515	—	—
Containers & Packaging	6,658,516	—	—
Distributors	7,547,265	—	—
Diversified Financial Services	59,862,417	—	—
Diversified Telecommunication Services	38,354,130	4,103,947	—
Electric Utilities	51,190,376	—	—
Electrical Equipment	22,454,874	—	—
Electronic Equipment, Instruments & Components	13,878,612	—	—
Energy Equipment & Services	21,783,056	—	—
Food Products	31,489,042	—	—
Health Care Providers & Services	7,657,024	—	—
Hotels, Restaurants & Leisure	10,937,754	—	—
Household Durables	1,315,248	—	—
Household Products	15,341,300	—	—
Independent Power and Renewable Electricity Producers	4,866,624	—	—
Industrial Conglomerates	35,997,456	—	—
Insurance	50,449,347	—	—
IT Services	13,211,810	—	—
Leisure Products	13,472,949	—	—
Machinery	51,720,027	—	—
Media	42,926,282	2,959,774	—
Metals & Mining	16,198,388	—	—
Multiline Retail	23,468,413	—	—
Multi-Utilities	15,412,914	—	—
Oil, Gas & Consumable Fuels	164,491,129	2,882,948	—
Paper & Forest Products	16,392,924	—	—
Personal Products	6,592,392	—	—

AST T. ROWE PRICE EQUITY INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Level 1	Level 2	Level 3
Pharmaceuticals	$68,014,335	$6,762,576	$—
Real Estate Investment Trusts (REITs)	14,286,165	—	—
Road & Rail	13,147,101	—	—
Semiconductors & Semiconductor Equipment	31,225,011	—	—
Software	20,524,124	—	—
Specialty Retail	7,462,785	—	—
Textiles, Apparel & Luxury Goods	3,828,786	—	—
Wireless Telecommunication Services	—	2,887,356	—
Preferred Stock
Real Estate Investment Trusts (REITs)	813,540	—	—
Affiliated Money Market Mutual Fund	209,465,354	—	—

Total	$1,413,329,295	$19,596,601	$—

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 98.1%
COMMON STOCKS — 84.9%
Aerospace & Defense — 2.7%
BE Aerospace, Inc.*	96	$8,332
Boeing Co. (The)	2,132	267,545
European Aeronautic Defence and Space Co. NV (France)	524	37,530
Honeywell International, Inc.	1,480	137,285
Precision Castparts Corp.	532	134,468
Rockwell Collins, Inc.	268	21,352
Rolls-Royce Holdings PLC (United Kingdom)*	3,252	58,215
Textron, Inc.	917	36,029
TransDigm Group, Inc.	4	741
United Technologies Corp.	2,500	292,100
Zodiac Aerospace (France)	351	12,401

		1,005,998

Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.	178	9,325
Expeditors International of Washington, Inc.	254	10,066
FedEx Corp.	419	55,543
Toll Holdings Ltd. (Australia)	5,444	26,327
United Parcel Service, Inc. (Class B Stock)	475	46,255

		147,516

Airlines — 1.0%
Air Arabia PJSC (United Arab Emirates)	20,926	8,000
Alaska Air Group, Inc.	58	5,412
American Airlines Group, Inc.*	4,933	180,548
Delta Air Lines, Inc.	697	24,151
Flybe Group PLC (United Kingdom)*	1,922	4,214
Ryanair Holdings PLC (Ireland), ADR*	693	40,755
Spirit Airlines, Inc.*	67	3,980
United Continental Holdings, Inc.*	2,409	107,514

		374,574

Auto Components — 1.1%
Aisin Seiki Co. Ltd. (Japan)	600	21,658
Delphi Automotive PLC (United Kingdom)	121	8,211
Faurecia (France)*	415	17,529
Gentex Corp.	160	5,045
GKN PLC (United Kingdom)	8,524	55,540
Hyundai Mobis (South Korea)	180	53,406
Johnson Controls, Inc.	1,039	49,165
Koito Manufacturing Co. Ltd. (Japan)	2,500	42,396
Leoni AG (Germany)	299	21,866
Minth Group Ltd. (China)	2,000	4,085
Musashi Seimitsu Industry Co. Ltd. (Japan)	200	4,125
NHK Spring Co. Ltd. (Japan)	700	6,510
Nippon Seiki Co. Ltd. (Japan)	1,000	17,085
Nokian Renkaat OYJ (Finland)	54	2,185
Press Kogyo Co. Ltd. (Japan)	2,000	7,266
TRW Automotive Holdings Corp.*	915	74,682
Unipres Corp. (Japan)	200	3,602

		394,356

Automobiles — 0.6%
General Motors Co.	1,439	49,530
Harley-Davidson, Inc.	346	23,047
Honda Motor Co. Ltd. (Japan)	1,500	52,780
Nissan Motor Co. Ltd. (Japan)	7,000	62,393

	Shares	Value
COMMON STOCKS (Continued)
Automobiles (cont’d.)
Tesla Motors, Inc.*	126	$26,265

		214,015

Banks — 5.9%
Axis Bank Ltd. (India), GDR, RegS	1,298	31,801
Banco Bilbao Vizcaya Argentaria SA (Spain)	6,888	82,823
Banco Santander Brasil SA (Brazil), ADS	6,740	37,542
Bank Central Asia Tbk PT (Indonesia)	18,000	16,906
Bank of America Corp.	6,668	114,690
Bank of the Ryukyus Ltd. (Japan)	400	5,318
Bankia SA (Spain)*	5,193	10,974
BankMuscat SAOG (Oman), GDR, RegS	908	6,410
Barclays PLC (United Kingdom)	26,724	103,995
Barclays PLC (United Kingdom), ADR	3,882	60,947
Boston Private Financial Holdings, Inc.	433	5,858
CIT Group, Inc.	136	6,667
Citigroup, Inc.	2,982	141,943
Danske Bank A/S (Denmark)	968	26,934
DnB ASA (Norway)	2,528	43,927
East West Bancorp, Inc.	199	7,263
Erste Group Bank AG (Austria)	1,035	35,407
First Niagara Financial Group, Inc.	615	5,812
First Republic Bank	100	5,399
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	3,900	26,374
Hana Financial Group, Inc. (South Korea)	670	24,561
HDFC Bank Ltd. (India), ADR	905	37,132
Investors Bancorp, Inc.	215	5,943
JPMorgan Chase & Co.	4,685	284,426
Lloyds Banking Group PLC (United Kingdom)*	41,071	51,380
Piraeus Bank SA (Greece)*	5,969	16,358
PNC Financial Services Group, Inc. (The)	1,574	136,938
Preferred Bank*	215	5,581
Royal Bank of Scotland Group PLC (United Kingdom)*	5,292	27,456
Sberbank of Russia (Russia)	1,513	14,706
Shinhan Financial Group Co. Ltd. (South Korea)	600	26,548
Signature Bank*	60	7,535
Standard Chartered PLC (United Kingdom)	3,546	74,149
SVB Financial Group*	58	7,469
Svenska Handelsbanken AB (Sweden) (Class A Stock)	1,433	72,011
Swedbank AB (Sweden) (Class A Stock)	800	21,477
TCF Financial Corp.	390	6,497
Turkiye Garanti Bankasi A/S (Turkey)	6,629	22,658
U.S. Bancorp	5,189	222,401
UniCredit SpA (Italy)	8,940	81,721
United Overseas Bank Ltd. (Singapore)	2,000	34,499
Valley National Bancorp	604	6,288
Wells Fargo & Co.	3,568	177,472

		2,142,196

Beverages — 1.3%
Anheuser-Busch InBev NV (Belgium)	475	50,025
Baron de Ley SA (Spain)*	43	4,333
Coca-Cola Co. (The)	530	20,490
Constellation Brands, Inc. (Class A Stock)*	131	11,131
Diageo PLC (United Kingdom)	928	28,823
Dr. Pepper Snapple Group, Inc.	784	42,697

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Beverages (cont’d.)
Monster Beverage Corp.*	128	$8,890
PepsiCo, Inc.	2,517	210,169
Pernod-Ricard SA (France)	536	62,377
SABMiller PLC (United Kingdom)	526	26,301

		465,236

Biotechnology — 2.1%
Abcam PLC (United Kingdom)	1,234	8,003
ACADIA Pharmaceuticals, Inc.*	405	9,854
Acceleron Pharma, Inc.*	148	5,106
Aegerion Pharmaceuticals, Inc.*	45	2,075
Alexion Pharmaceuticals, Inc.*	406	61,765
Alkermes PLC*	96	4,233
Alnylam Pharmaceuticals, Inc.*	172	11,548
Amgen, Inc.	348	42,922
Biogen Idec, Inc.*	525	160,582
BioMarin Pharmaceutical, Inc.*	184	12,551
Celgene Corp.*	691	96,464
Cepheid, Inc.*	86	4,436
CSL Ltd. (Australia)	299	19,313
Cubist Pharmaceuticals, Inc.*	68	4,974
Gilead Sciences, Inc.*	2,849	201,880
Grifols SA (Spain)	243	13,317
Grifols SA (Spain) (Class B Stock)*	8	331
Incyte Corp. Ltd.*	78	4,175
InterMune, Inc.*	82	2,745
Isis Pharmaceuticals, Inc.*	281	12,142
Medivation, Inc.*	58	3,733
Pharmacyclics, Inc.*	138	13,830
Puma Biotechnology, Inc.*	29	3,020
Regeneron Pharmaceuticals, Inc.*	158	47,444
Regulus Therapeutics, Inc.*	184	1,660
Seattle Genetics, Inc.*	248	11,299
Theravance, Inc.*	99	3,063
United Therapeutics Corp.*	37	3,479
Vertex Pharmaceuticals, Inc.*	99	7,001

		772,945

Building Products — 0.2%
Assa Abloy AB (Sweden) (Class B Stock)	623	33,185
Fortune Brands Home & Security, Inc.	190	7,995
Lindab International AB (Sweden)*	395	4,755
NCI Building Systems, Inc.*	209	3,649
Nibe Industrier AB (Sweden) (Class B Stock)	173	4,450
Sanitec Corp. (Finland)*	485	5,592
Sankyo Tateyama, Inc. (Japan)	400	7,825
Sanwa Holdings Corp. (Japan)	1,000	6,482

		73,933

Capital Markets — 3.4%
3i Group PLC (United Kingdom)	1,872	12,432
Affiliated Managers Group, Inc.*	38	7,602
Ameriprise Financial, Inc.	853	93,890
Avanza Bank Holding AB (Sweden)	250	9,594
Banca Generali SpA (Italy)	424	14,001
BlackRock, Inc.	82	25,787
BT Investment Management Ltd. (Australia)	2,351	15,947
Charles Schwab Corp. (The)	146	3,990
Credit Suisse Group AG (Switzerland)*	3,756	121,574
Franklin Resources, Inc.	255	13,816

	Shares	Value
COMMON STOCKS (Continued)
Capital Markets (cont’d.)
GAM Holding AG (Switzerland)*	1,393	$25,147
Gladstone Investment Corp.	448	3,705
Goldman Sachs Group, Inc. (The)	1	164
Greenhill & Co., Inc.	26	1,351
Intermediate Capital Group PLC (United Kingdom)	1,235	8,528
Invesco Ltd. (Bermuda)	2,015	74,555
Investec PLC (United Kingdom)	6,313	51,105
IP Group PLC (United Kingdom)*	1,650	5,716
Julius Baer Group Ltd. (Switzerland)*	425	18,875
Jupiter Fund Management PLC (United Kingdom)	2,553	17,082
Leonteq AG (Switzerland)*	44	9,128
LPL Financial Holdings, Inc.	396	20,806
Macquarie Group Ltd. (Australia)	805	43,407
Morgan Stanley	4,901	152,764
Noah Holdings Ltd. (China), ADS*	200	2,884
Northern Trust Corp.	705	46,220
Partners Group Holding AG (Switzerland)	41	11,516
Rathbone Brothers PLC (United Kingdom)	65	1,967
Raymond James Financial, Inc.	115	6,432
SEI Investments Co.	195	6,554
State Street Corp.	2,694	187,368
TD Ameritrade Holding Corp.	5,330	180,953
Waddell & Reed Financial, Inc. (Class A Stock)	606	44,614
Walter Investment Management Corp.*	123	3,669

		1,243,143

Chemicals — 2.5%
Air Liquide SA (France)	127	17,198
Air Water, Inc. (Japan)	2,000	27,602
Airgas, Inc.	232	24,710
Ashland, Inc.	65	6,466
Calgon Carbon Corp.*	243	5,305
Celanese Corp. (Class A Stock)	2,043	113,407
Ecolab, Inc.	1,438	155,290
FMC Corp.	180	13,781
Fufeng Group Ltd. (China)	13,000	4,953
LyondellBasell Industries NV (Netherlands) (Class A Stock)	653	58,078
Monsanto Co.	419	47,670
Mosaic Co. (The)	200	10,000
Nihon Parkerizing Co. Ltd. (Japan)	300	6,926
Nippon Soda Co. Ltd. (Japan)	2,000	10,834
Nissan Chemical Industries Ltd. (Japan)	300	4,491
Potash Corp. of Saskatchewan, Inc. (Canada)	934	33,829
Praxair, Inc.	918	120,230
Rockwood Holdings, Inc.	75	5,580
RPM International, Inc.	177	7,406
Sherwin-Williams Co. (The)	709	139,765
Sigma-Aldrich Corp.	472	44,075
Syngenta AG (Switzerland)	104	39,481
Victrex PLC (United Kingdom)	397	13,335
WR Grace & Co.*	74	7,339

		917,751

Commercial Services & Supplies — 0.8%
Brambles Ltd. (Australia)	3,777	32,498
Downer EDI Ltd. (Australia)	4,358	20,386

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Commercial Services & Supplies (cont’d.)
Edenred (France)	1,250	$39,212
Healthcare Services Group, Inc.	214	6,219
Iron Mountain, Inc.	637	17,562
ISS A/S (Denmark)*	544	18,269
KAR Auction Services, Inc.	154	4,674
KEPCO Plant Service & Engineering Co. Ltd. (South Korea)	109	6,950
Metalico, Inc.*	2,816	4,590
PayPoint PLC (United Kingdom)	870	16,643
Republic Services, Inc.	299	10,214
Serco Group PLC (United Kingdom)	3,701	25,976
Tyco International Ltd.	1,857	78,737

		281,930

Communications Equipment — 0.5%
Brocade Communications Systems, Inc.*	564	5,984
Cisco Systems, Inc.	1,383	30,993
JDS Uniphase Corp.*	362	5,068
Juniper Networks, Inc.*	3	77
QUALCOMM, Inc.	1,116	88,008
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	2,364	31,529
VTech Holdings Ltd. (Hong Kong)	500	6,427

		168,086

Construction & Engineering — 0.2%
Carbures Europe SA (Spain)*	120	6,595
Chicago Bridge & Iron Co. NV	66	5,752
Comfort Systems USA, Inc.	294	4,481
Fluor Corp.	189	14,691
Leighton Holdings Ltd. (Australia)	1,270	24,895

		56,414

Construction Materials — 0.6%
Fletcher Building Ltd. (New Zealand)	3,279	27,126
Holcim Ltd. (Switzerland)*	1,305	108,157
James Hardie Industries PLC (Ireland)	2,236	29,869
Lafarge Malaysia Bhd (Malaysia)	600	1,661
Martin Marietta Materials, Inc.	168	21,563
Taiwan Cement Corp. (Taiwan)	3,000	4,640
Vulcan Materials Co.	211	14,021

		207,037

Consumer Finance — 0.6%
American Express Co.	1,423	128,113
Capital One Financial Corp.	666	51,389
Discover Financial Services	539	31,364
Santander Consumer USA Holdings, Inc.*	577	13,894
SLM Corp.	321	7,858

		232,618

Containers & Packaging — 0.2%
Amcor Ltd. (Australia)	3,664	35,402
CPMC Holdings Ltd. (China)	6,000	4,772
FP Corp. (Japan)	300	9,531
Packaging Corp. of America	106	7,459
Rock-Tenn Co. (Class A Stock)	54	5,701
Vidrala SA (Spain)	76	4,082

		66,947

Distributors — 0.1%
Dah Chong Hong Holdings Ltd. (China)	9,000	5,855

	Shares	Value
COMMON STOCKS (Continued)
Distributors (cont’d.)
LKQ Corp.*	286	$7,536
SA D’Ieteren NV (Belgium)	195	9,153

		22,544

Diversified Consumer Services
MegaStudy Co. Ltd. (South Korea)	58	3,887

Diversified Financial Services — 0.3%
Bursa Malaysia Bhd (Malaysia)(g)	2,500	5,786
CME Group, Inc.	163	12,064
Deutsche Boerse AG (Germany)	286	22,770
IntercontinentalExchange Group, Inc.	220	43,523
McGraw Hill Financial, Inc.	308	23,500
Zenkoku Hosho Co. Ltd. (Japan)	200	5,274

		112,917

Diversified Telecommunication Services — 1.0%
AT&T, Inc.	1,300	45,591
Iliad SA (France)	171	49,307
Jazztel PLC (Spain)*	904	13,754
Level 3 Communications, Inc.*	111	4,345
Nippon Telegraph & Telephone Corp. (Japan)	1,800	97,815
Telecom Italia SpA (Italy)	44,660	41,909
Telefonica Deutschland Holding AG (Germany)	3,184	25,411
Telefonica SA (Spain)	3,141	49,775
Windstream Holdings, Inc.	3,782	31,164

		359,071

Electric Utilities — 0.9%
American Electric Power Co., Inc.	960	48,634
EDP - Energias do Brasil SA (Brazil)	5,700	25,599
Empire District Electric Co. (The)	200	4,864
Entergy Corp.	1,155	77,212
Exelon Corp.	1,924	64,569
FirstEnergy Corp.	1,498	50,977
OGE Energy Corp.	163	5,992
SSE PLC (United Kingdom)	2,089	51,168
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	125	1,059

		330,074

Electrical Equipment — 1.0%
Acuity Brands, Inc.	55	7,291
Eaton Corp. PLC	502	37,710
Generac Holdings, Inc.	179	10,556
Hubbell, Inc. (Class B Stock)	106	12,706
Kendrion NV (Netherlands)*	247	8,456
LS Industrial Systems Co. Ltd. (South Korea)	75	4,743
Mersen (France)	353	11,917
Nexans SA (France)	496	25,982
Prysmian SpA (Italy)	1,319	32,824
Roper Industries, Inc.	917	122,429
Schneider Electric SA (France)	718	63,634
Sensata Technologies Holding NV*	135	5,756
Vacon PLC (Finland)	208	8,768

		352,772

Electronic Equipment, Instruments & Components — 0.4%
Cognex Corp.*	157	5,316

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Domino Printing Sciences PLC (United Kingdom)	684	$8,980
Electrocomponents PLC (United Kingdom)	2,109	9,983
FEI Co.	65	6,696
Hamamatsu Photonics KK (Japan)	100	4,511
Hexagon AB (Sweden) (Class B Stock)	1,119	38,044
Hitachi Ltd. (Japan)	5,000	37,010
Ingram Micro, Inc. (Class A Stock)*	224	6,621
Opus Group AB (Sweden)*	2,734	4,652
Oxford Instruments PLC (United Kingdom)	345	7,305
Superconductor Technologies, Inc.*	1,079	2,913
Trimble Navigation Ltd.*	319	12,400
Venture Corp. Ltd. (Singapore)	1,000	5,936
Zebra Technologies Corp. (Class A Stock)*	85	5,900

		156,267

Energy Equipment & Services — 0.4%
AMEC PLC (United Kingdom)	509	9,533
Core Laboratories NV	36	7,144
Electromagnetic GeoServices AS (Norway)*	1,223	1,508
National Oilwell Varco, Inc.	50	3,893
Nuverra Environmental Solutions, Inc.*	159	3,226
Oceaneering International, Inc.	113	8,120
Schlumberger Ltd.	923	89,993
Shawcor Ltd. (Canada)	182	7,589
Superior Energy Services, Inc.	208	6,398
Weatherford International Ltd.*	330	5,729

		143,133

Food & Staples Retailing — 1.5%
Ain Pharmaciez, Inc. (Japan)	100	4,623
Convenience Retail Asia Ltd. (Hong Kong)	12,000	8,416
Costco Wholesale Corp.	371	41,433
CP ALL PCL (Thailand)	9,100	12,203
CVS Caremark Corp.	1,048	78,453
Delhaize Group (Belgium)	502	36,713
FamilyMart Co. Ltd. (Japan)	1,300	57,169
GS Retail Co. Ltd. (South Korea)(g)	440	11,176
Hero Supermarket Tbk PT (Indonesia)*(g)	6,400	1,557
Jeronimo Martins SGPS SA (Portugal)	1,316	22,084
Koninklijke Ahold NV (Netherlands)	2,426	48,730
Magnit OJSC (Russia), GDR, RegS	314	17,207
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	700	22,336
Raia Drogasil SA (Brazil)	1,100	9,487
Rite Aid Corp.*	541	3,392
Sprouts Farmers Market, Inc.*	90	3,243
Tesco PLC (United Kingdom)	5,757	28,394
Walgreen Co.	532	35,128
Wal-Mart de Mexico SAB de CV (Mexico) (Class V Stock)	7,600	18,104
Wal-Mart Stores, Inc.	432	33,018
Whole Foods Market, Inc.	808	40,974

		533,840

Food Products — 1.3%
Archer-Daniels-Midland Co.	881	38,227
Binggrae Co. Ltd. (South Korea)	110	9,526
Bunge Ltd.	742	58,996
China Huiyuan Juice Group Ltd. (China)*(g)	9,500	6,914
CJ CheilJedang Corp. (South Korea)	11	2,972
Flowers Foods, Inc.	241	5,169

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
General Mills, Inc.	1,284	$66,537
Grupo Lala SAB de CV (Mexico)	1,800	3,723
Ingredion, Inc.	426	29,002
Kellogg Co.	334	20,945
Keurig Green Mountain, Inc.	32	3,379
Mayora Indah Tbk PT (Indonesia)(g)	3,200	8,506
McCormick & Co., Inc.	285	20,446
Mondelez International, Inc. (Class A Stock)	870	30,059
Nestle SA (Switzerland)	1,892	142,410
Uni-President China Holdings Ltd. (China)	5,000	4,204
Want Want China Holdings Ltd. (China)	12,000	17,953

		468,968

Gas Utilities — 0.2%
Gas Natural SDG SA (Spain)	1,283	36,095
National Fuel Gas Co.	92	6,444
Snam SpA (Italy)	6,366	37,289
WGL Holdings, Inc.	152	6,089

		85,917

Health Care Equipment & Supplies — 1.5%
Align Technology, Inc.*	394	20,405
Ambu A/S (Denmark)	144	9,380
Becton, Dickinson and Co.	470	55,028
BioMerieux (France)	39	4,278
Cochlear Ltd. (Australia)	119	6,299
Cooper Cos., Inc. (The)	44	6,044
Covidien PLC	1,452	106,954
DENTSPLY International, Inc.	1,256	57,826
Elekta AB (Sweden) (Class B Stock)	1,520	20,235
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	2,530	9,332
GN Store Nord A/S (Denmark)	1,228	30,483
IDEXX Laboratories, Inc.*	149	18,089
Insulet Corp.*	83	3,936
Intuitive Surgical, Inc.*	19	8,322
Medtronic, Inc.	257	15,816
Mindray Medical International Ltd. (China), ADR	111	3,592
OLYMPUS Corp. (Japan)*	1,100	35,124
ResMed, Inc.	111	4,961
Sirona Dental Systems, Inc.*	80	5,974
Sonova Holding AG (Switzerland)*	280	40,963
Stryker Corp.	817	66,561
West Pharmaceutical Services, Inc.	115	5,066
Wright Medical Group, Inc.*	164	5,095

		539,763

Health Care Providers & Services — 2.4%
AmerisourceBergen Corp.	607	39,813
Arseus NV (Belgium)	253	13,646
Cardinal Health, Inc.	265	18,545
CIGNA Corp.	1,029	86,158
Espirito Santo Saude SGPS SA (Portugal) *	1,942	9,819
Express Scripts Holding Co.*	60	4,505
Fresenius SE & Co. KGaA (Germany)	193	30,295
HCA Holdings, Inc.*	1,082	56,805
Henry Schein, Inc.*	126	15,041
McKesson Corp.	1,328	234,485
MEDNAX, Inc.*	91	5,640
Message Co. Ltd. (Japan)	200	6,389

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services (cont’d.)
Miraca Holdings, Inc. (Japan)	100	$4,381
Molina Healthcare, Inc.*	119	4,470
Omnicare, Inc.	87	5,191
Quest Diagnostics, Inc.	341	19,751
Select Medical Holdings Corp.	268	3,337
Team Health Holdings, Inc.*	132	5,907
UnitedHealth Group, Inc.	2,847	233,426
Universal Health Services, Inc. (Class B Stock)	67	5,499
WellPoint, Inc.	631	62,816

		865,919

Health Care Technology
athenahealth, Inc.*	28	4,487
Veeva Systems, Inc.*	76	2,029

		6,516

Hotels, Restaurants & Leisure — 2.7%
Ajisen China Holdings Ltd. (Hong Kong)(g)	10,000	9,040
Autogrill SpA (Italy)*	211	2,162
Bloomin’ Brands, Inc.*	235	5,663
Carnival Corp.	3,617	136,940
Chipotle Mexican Grill, Inc.*	168	95,432
Compass Group PLC (United Kingdom)	2,682	40,951
Denny’s Corp.*	857	5,510
Domino’s Pizza, Inc.	74	5,696
Gourmet Master Co. Ltd. (Taiwan)(g)	1,000	7,763
Hilton Worldwide Holdings, Inc.*	1,080	24,019
Kuoni Reisen Holding AG (Switzerland)*	11	4,942
Ladbrokes PLC (United Kingdom)	1,822	4,104
Las Vegas Sands Corp.	1,904	153,805
Marriott International, Inc. (Class A Stock)	848	47,505
McDonald’s Corp.	246	24,115
MGM Resorts International*	1,208	31,239
Paddy Power PLC (Ireland)	78	6,180
Papa John’s International, Inc.	117	6,097
Penn National Gaming, Inc.*	485	5,975
Round One Corp. (Japan)	700	5,996
Royal Caribbean Cruises Ltd.	96	5,238
Starbucks Corp.	1,623	119,096
Starwood Hotels & Resorts Worldwide, Inc.	844	67,182
Tim Hortons, Inc. (Canada)	395	21,846
William Hill PLC (United Kingdom)	5,726	32,578
Wynn Macau Ltd. (Macau)	14,000	58,271
Wynn Resorts Ltd.	317	70,422

		997,767

Household Durables — 0.3%
Fujitsu General Ltd. (Japan)	1,000	9,667
Harman International Industries, Inc.	223	23,727
Iida Group Holdings Co. Ltd. (Japan)	600	8,308
Jarden Corp.*	105	6,282
Lennar Corp. (Class A Stock)	251	9,945
MDC Holdings, Inc.	210	5,939
Nexity SA (France)	17	729
Persimmon PLC (United Kingdom)*	1,448	32,524
Skyline Corp.*	733	4,435
Tamron Co. Ltd. (Japan)	200	4,725
UCP, Inc.*	363	5,467

		111,748

	Shares	Value
COMMON STOCKS (Continued)
Household Products — 0.9%
Church & Dwight Co., Inc.	100	$6,907
Colgate-Palmolive Co.	357	23,159
Energizer Holdings, Inc.	180	18,133
LG Household & Health Care Ltd. (South Korea)	60	25,939
Procter & Gamble Co. (The)	2,626	211,656
Svenska Cellulosa AB (Sweden) (Class B Stock)	1,392	40,996

		326,790

Independent Power & Renewable Electricity Producers — 0.7%
AES Corp. (The)	6,668	95,219
Calpine Corp.*	2,225	46,525
Glow Energy PCL (Thailand)	2,100	4,920
NRG Energy, Inc.	3,561	113,240

		259,904

Industrial Conglomerates — 1.9%
3M Co.	476	64,574
Beijing Enterprises Holdings Ltd. (China)	2,000	17,941
Carlisle Cos., Inc.	91	7,220
Danaher Corp.	3,501	262,575
DCC PLC (Ireland)	168	9,131
General Electric Co.	7,290	188,738
Hutchison Whampoa Ltd. (Hong Kong)	3,000	39,815
Jardine Matheson Holdings Ltd. (Hong Kong)	800	50,464
Koninklijke Philips NV (Netherlands)	1,463	51,467

		691,925

Insurance — 2.8%
AIA Group Ltd. (Hong Kong)	22,600	107,489
Allstate Corp. (The)	1,501	84,927
AON PLC (United Kingdom)	708	59,670
Arch Capital Group Ltd.*	89	5,121
Aviva PLC (United Kingdom)	6,340	50,585
AXA SA (France)	1,509	39,202
Chubb Corp. (The)	588	52,508
CNA Financial Corp.	129	5,511
CNO Financial Group, Inc.	319	5,774
Direct Line Insurance Group PLC (United Kingdom)	11,132	44,077
Everest Re Group Ltd.	36	5,510
Fidelity National Financial, Inc. (Class A Stock)	573	18,015
First American Financial Corp.	236	6,266
Islamic Arab Insurance Co. (United Arab Emirates)*	15,165	4,712
Marsh & McLennan Cos., Inc.	1,531	75,478
MetLife, Inc.	2,477	130,786
Muenchener Rueckversicherungs AG (Germany)	166	36,274
Old Republic International Corp.	373	6,117
Partnership Assurance Group PLC (United Kingdom)*	563	1,300
Progressive Corp. (The)	2,272	55,028
Protective Life Corp.	124	6,521
QBE Insurance Group Ltd. (Australia)	2,561	30,435
Sony Financial Holdings, Inc. (Japan)	1,400	22,893
Symetra Financial Corp.	317	6,283
Tokio Marine Holdings, Inc. (Japan)	2,700	80,974

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Willis Group Holdings PLC	476	$21,006
Zurich Insurance Group AG (Switzerland)*	219	67,258

		1,029,720

Internet & Catalog Retail — 1.9%
Amazon.com, Inc.*	991	333,491
Ctrip.com International Ltd. (China), ADR*	408	20,571
Groupon, Inc.*	299	2,344
Netflix, Inc.*	96	33,795
priceline.com, Inc.*	209	249,105
Qunar Cayman Islands Ltd. (China), ADR*	157	4,803
RetailMeNot, Inc.*	71	2,272
Start Today Co. Ltd. (Japan)	800	20,466
Takkt AG (Germany)	428	9,428
TripAdvisor, Inc.*	52	4,711
Yoox SpA (Italy)*	181	6,193

		687,179

Internet Software & Services — 3.1%
58.com, Inc. (China), ADR*	121	5,037
AfreecaTV Co. Ltd. (South Korea)	222	4,948
Akamai Technologies, Inc.*	729	42,435
Angie’s List, Inc.*	391	4,762
AOL, Inc.*	97	4,246
Baidu, Inc. (China), ADR*	882	134,399
Blinkx PLC (United Kingdom)*	1,189	2,237
Cornerstone OnDemand, Inc.*	31	1,484
eBay, Inc.*	773	42,701
Ebiquity PLC (United Kingdom)*	2,158	4,677
Equinix, Inc.*	142	26,247
Facebook, Inc. (Class A Stock)*	1,973	118,854
Gogo, Inc.*	73	1,499
Google, Inc. (Class A Stock)*	387	431,315
Kakaku.com, Inc. (Japan)	300	4,877
LinkedIn Corp. (Class A Stock)*	409	75,640
Mail.Ru Group Ltd. (Russia), GDR, RegS*	167	5,920
MercadoLibre, Inc. (Argentina)	77	7,323
NAVER Corp. (South Korea)	41	29,957
Opera Software ASA (Norway)	665	8,659
Pandora Media, Inc.*	103	3,123
PChome Online, Inc. (Taiwan)	1,000	7,504
Rackspace Hosting, Inc.*	112	3,676
SINA Corp. (China)*	304	18,365
Tencent Holdings Ltd. (China)	1,100	76,780
VeriSign, Inc.*	356	19,192
Yahoo! Japan Corp. (Japan)	4,100	20,086
Yahoo!, Inc.*	307	11,021
Yandex NV (Russia)*	439	13,253
Youku.com, Inc. (China), ADR*	467	13,095

		1,143,312

IT Services — 2.5%
Accenture PLC (Class A Stock)	906	72,226
Alliance Data Systems Corp.*	65	17,709
Amadeus IT Holding SA (Spain) (Class A Stock)	196	8,145
AtoS (France)	422	38,136
Automatic Data Processing, Inc.	804	62,117
Booz Allen Hamilton Holding Corp.	167	3,674
Cognizant Technology Solutions Corp. (Class A Stock)*	806	40,792

	Shares	Value
COMMON STOCKS (Continued)
IT Services (cont’d.)
CSG Systems International, Inc.	196	$5,104
Fidelity National Information Services, Inc.	515	27,527
Fiserv, Inc.*	798	45,239
FleetCor Technologies, Inc.*	79	9,093
Gartner, Inc.*	85	5,902
Infosys Ltd. (India), ADR	395	21,401
Jack Henry & Associates, Inc.	127	7,082
Luxoft Holding, Inc.*	109	3,823
MasterCard, Inc. (Class A Stock)	1,987	148,429
Sopra Group SA (France)	56	6,680
Visa, Inc. (Class A Stock)	1,507	325,301
Wirecard AG (Germany)	269	11,169
Xchanging PLC (United Kingdom)	4,679	12,949
Xerox Corp.	5,096	57,585

		930,083

Leisure Products — 0.2%
Brunswick Corp.	155	7,020
Fields Corp. (Japan)	200	2,915
Mattel, Inc.	1,147	46,006
Polaris Industries, Inc.	51	7,125
Rapala VMC OYJ (Finland)	529	4,118
Sankyo Co. Ltd. (Japan)	500	21,043

		88,227

Life Sciences Tools & Services — 1.5%
Agilent Technologies, Inc.	2,595	145,112
Charles River Laboratories International, Inc.*	92	5,551
Covance, Inc.*	126	13,091
Eurofins Scientific SE (France)	56	16,740
Illumina, Inc.*	146	21,704
Mettler-Toledo International, Inc.*	33	7,777
Tecan Group AG (Switzerland)	50	6,007
Techne Corp.	45	3,842
Thermo Fisher Scientific, Inc.	2,753	331,021

		550,845

Machinery — 1.2%
Aalberts Industries NV (Netherlands)	175	6,095
Colfax Corp.*	107	7,632
Douglas Dynamics, Inc.	327	5,696
Flowserve Corp.	546	42,774
GEA Group AG (Germany)	707	32,301
Graco, Inc.	94	7,026
Illinois Tool Works, Inc.	516	41,966
Jungheinrich AG (Germany)	55	4,169
Kitz Corp. (Japan)	100	489
Lincoln Electric Holdings, Inc.	103	7,417
Manitowoc Co., Inc. (The)	85	2,673
Middleby Corp. (The)*	27	7,134
Nabtesco Corp. (Japan)	700	16,157
NORMA Group SE (Germany)	463	24,540
Obara Group, Inc. (Japan)	100	3,756
Oiles Corp. (Japan)	200	4,279
Oshkosh Corp.	113	6,652
PACCAR, Inc.	146	9,846
Pall Corp.	657	58,782
Pfeiffer Vacuum Technology AG (Germany)	49	5,980
Stanley Black & Decker, Inc.	159	12,917
Terex Corp.	345	15,283

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Vesuvius PLC (United Kingdom)	2,074	$15,064
Volvo AB (Sweden) (Class B Stock)	2,741	43,572
WABCO Holdings, Inc.*	73	7,706
Wabtec Corp.	305	23,637
Zoomlion Heavy Industry Science and Technology Co. Ltd. (China) (Class H Stock)	26,800	18,712

		432,255

Marine
Kirby Corp.*	73	7,391

Media — 2.3%
Aimia, Inc. (Canada)	355	5,700
Altice SA (Luxembourg)*	582	25,930
Astro Malaysia Holdings Bhd (Malaysia)	27,200	26,685
British Sky Broadcasting Group PLC (United Kingdom)	2,195	33,410
Charter Communications, Inc. (Class A Stock)*	45	5,544
Comcast Corp. (Special Class A Stock)	833	40,617
Comcast Corp. (Class A Stock)	254	12,705
CTS Eventim AG (Germany)	140	9,344
CyberAgent, Inc. (Japan)	200	7,656
Daiichikosho Co. Ltd. (Japan)	300	9,063
Discovery Communications, Inc. (Class C Stock)*	1,146	88,311
DISH Network Corp. (Class A Stock)*	103	6,408
Eutelsat Communications SA (France)	983	33,359
Huntsworth PLC (United Kingdom)	3,730	4,213
ITE Group PLC (United Kingdom)	1,773	5,646
Liberty Global PLC (United Kingdom) (Class A Stock)*	1,290	53,664
Liberty Global PLC (United Kingdom) (Class C Stock)*	667	27,154
Liberty Media Corp. (Class A Stock)*	53	6,929
Madison Square Garden Co. (The) (Class A Stock)*	82	4,656
Major Cineplex Group PCL (Thailand)	200	117
Multiplus SA (Brazil)	150	1,639
Omnicom Group, Inc.	658	47,771
Sirius XM Holdings, Inc.*	1,655	5,296
Sky Deutschland AG (Germany)*	1,479	12,763
Time Warner Cable, Inc.	499	68,453
Time Warner, Inc.	1,262	82,446
Toei Co. Ltd. (Japan)	2,000	12,007
Twenty-First Century Fox, Inc.	1,180	37,725
Walt Disney Co. (The)	1,098	87,917
WPP PLC (United Kingdom)	4,471	92,380

		855,508

Metals & Mining — 0.6%
Acerinox SA (Spain)	1,881	30,238
BHP Billiton PLC (United Kingdom)	838	25,876
Dominion Diamond Corp. (Canada)*	463	6,219
Eldorado Gold Corp. (Canada)	1,920	10,681
Freeport-McMoRan Copper & Gold, Inc.	172	5,688
Impala Platinum Holdings Ltd. (South Africa).	1,687	19,167
Nucor Corp.	398	20,115
Petra Diamonds Ltd. (United Kingdom)*	1,872	4,656
Reliance Steel & Aluminum Co.	104	7,349
Rio Tinto PLC (United Kingdom)	1,350	75,286

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Royal Gold, Inc.	51	$3,194
Sims Metal Management Ltd. (Australia)*	3,043	27,713

		236,182

Multiline Retail — 0.6%
Burlington Stores, Inc.*	130	3,838
Dollar Tree, Inc.*	615	32,091
Family Dollar Stores, Inc.	270	15,663
Harvey Norman Holdings Ltd. (Australia)	2,170	6,655
J.C. Penney Co., Inc.*	1,720	14,826
Kohl’s Corp.	1,445	82,076
Lojas Renner SA (Brazil)	800	22,653
Marks & Spencer Group PLC (United Kingdom)	3,598	27,085
Parkson Retail Group Ltd. (China)(g)	10,500	3,308
Target Corp.	179	10,831
Woolworths Holdings Ltd. (South Africa)	2,568	17,871

		236,897

Multi-Utilities — 0.6%
Black Hills Corp.	124	7,149
CenterPoint Energy, Inc.	1,173	27,788
MDU Resources Group, Inc.	2,040	69,992
National Grid PLC (United Kingdom)	2,515	34,560
PG&E Corp.	1,270	54,864
Sempra Energy	333	32,221

		226,574

Oil, Gas & Consumable Fuels — 4.8%
Alon USA Energy, Inc.	172	2,570
Anadarko Petroleum Corp.	528	44,753
Apache Corp.	1,279	106,093
Beach Energy Ltd. (Australia)	2,418	3,837
BG Group PLC (United Kingdom)	1,195	22,310
Chesapeake Energy Corp.	1,154	29,565
Chevron Corp.	480	57,077
Cimarex Energy Co.	223	26,562
Concho Resources, Inc.*	748	91,630
CONSOL Energy, Inc.	206	8,230
Continental Resources, Inc.*	14	1,740
Double Eagle Petroleum Co.*	700	2,002
Energen Corp.	79	6,384
Eni SpA (Italy)	4,174	104,669
EOG Resources, Inc.	28	5,493
EQT Corp.	938	90,958
Exxon Mobil Corp.	696	67,985
Gulfport Energy Corp.*	71	5,054
Hollyfrontier Corp.	140	6,661
INPEX Corp. (Japan)	4,900	63,628
Kosmos Energy LLC (Bermuda)*	347	3,817
Marathon Oil Corp.	701	24,900
Oasis Petroleum, Inc.*	216	9,014
Occidental Petroleum Corp.	425	40,498
Ophir Energy PLC (United Kingdom)*	1,375	5,510
OW Bunker A/S (Denmark)*	174	5,458
Petroleo Brasileiro SA (Brazil), ADR	1,400	19,418
Phillips 66	2,730	210,374
Pioneer Natural Resources Co.	1,024	191,631
Range Resources Corp.	446	37,005
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	934	36,463

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Royal Dutch Shell PLC (Netherlands)
(Class B Stock), ADR	1,462	$114,197
Royal Dutch Shell PLC (Netherlands), ADR	82	5,991
Salamander Energy PLC (United Kingdom)*	2,067	3,503
Santos Ltd. (Australia)	2,621	32,859
SM Energy Co.	63	4,491
Spectra Energy Corp.	2,306	85,184
Syntroleum Corp.*	832	3,270
Talisman Energy, Inc. (Canada)	2,084	20,798
Tullow Oil PLC (United Kingdom)	1,515	18,933
Valero Energy Corp.	1,847	98,076
W&T Offshore, Inc.	261	4,518
Whiting Petroleum Corp.*	91	6,314
Williams Cos., Inc. (The)	259	10,510

		1,739,933

Paper & Forest Products — 0.3%
International Paper Co.	2,393	109,791

Personal Products — 0.1%
Avon Products, Inc.	1,807	26,454
Estee Lauder Cos., Inc. (The) (Class A
Stock)	49	3,277
Herbalife Ltd. (Cayman Islands)	31	1,775
Nu Skin Enterprises, Inc. (Class A Stock)	42	3,480
Pola Orbis Holdings, Inc. (Japan)	400	15,958

		50,944

Pharmaceuticals — 4.2%
AbbVie, Inc.	305	15,677
Actavis PLC*	36	7,411
Allergan, Inc.	149	18,491
Aspen Pharmacare Holdings Ltd. (South Africa)	857	22,871
AstraZeneca PLC (United Kingdom), ADR	610	39,577
Bayer AG (Germany)	741	100,350
Endo International PLC*	73	5,011
GlaxoSmithKline PLC (United Kingdom)	1,360	36,265
GlaxoSmithKline PLC (United Kingdom), ADR	1,578	84,313
GW Pharmaceuticals PLC (United Kingdom)*	1,426	6,609
GW Pharmaceuticals PLC (United Kingdom), ADR*	9	534
Hospira, Inc.*	861	37,238
Johnson & Johnson	2,080	204,318
Laboratorios Farmaceuticos Rovi SA (Spain)	492	6,609
Mallinckrodt PLC*	57	3,614
Merck & Co., Inc.	4,740	269,090
Novartis AG (Switzerland)	1,984	168,457
Otsuka Holdings Co. Ltd. (Japan)	600	17,949
Perrigo Co. PLC	62	9,589
Pfizer, Inc.	11,326	363,791
Rohto Pharmaceutical Co. Ltd. (Japan)	400	7,063
Supernus Pharmaceuticals, Inc.*	351	3,138
Takeda Pharmaceutical Co. Ltd. (Japan)	800	37,866
Valeant Pharmaceuticals International, Inc.*	469	61,759
Zoetis, Inc.	755	21,850

		1,549,440

	Shares	Value
COMMON STOCKS (Continued)
Professional Services — 0.9%
Brunel International NV (Netherlands)	78	$5,463
Capita PLC (United Kingdom)	2,926	53,501
CBIZ, Inc.*	611	5,597
Corporate Executive Board Co. (The)	96	7,126
DKSH Holding AG (Switzerland)	41	3,262
Equifax, Inc.	750	51,023
Experian PLC (United Kingdom)	2,163	39,033
Hays PLC (United Kingdom)	3,625	8,773
Hyder Consulting PLC (United Kingdom)	775	5,491
IHS, Inc. (Class A Stock)*	267	32,441
Intertek Group PLC (United Kingdom)	365	18,740
Manpowergroup, Inc.	98	7,725
Robert Half International, Inc.	331	13,885
SAI Global Ltd. (Australia)	1,044	3,976
Seek Ltd. (Australia)	204	3,335
SGS SA (Switzerland)	9	22,196
Teleperformance (France)	14	811
Temp Holdings Co. Ltd. (Japan)	400	10,600
Towers Watson & Co. (Class A Stock)	42	4,790
Veda Group Ltd. (Australia)*	2,416	5,355
Verisk Analytics, Inc. (Class A Stock)*	117	7,015
YouGov PLC (United Kingdom)	3,720	6,884

		317,022

Real Estate Investment Trusts (REITs) — 5.1%
Acadia Realty Trust	521	13,744
Alexandria Real Estate Equities, Inc.	227	16,471
American Campus Communities, Inc.	243	9,076
American Capital Agency Corp.	227	4,878
American Capital Mortgage Investment Corp.	306	5,744
American Realty Capital Properties, Inc.	100	1,402
American Residential Properties, Inc.*	256	4,603
American Tower Corp.	1,412	115,600
Annaly Capital Management, Inc.	1,745	19,143
Apollo Commercial Real Estate Finance, Inc.	305	5,072
Ashford Hospitality Trust, Inc.	389	4,384
AvalonBay Communities, Inc.	497	65,266
Boston Properties, Inc.	409	46,843
BRE Properties, Inc.	490	30,762
Camden Property Trust	554	37,306
CBL & Associates Properties, Inc.	662	11,751
Cherry Hill Mortgage Investment Corp.	279	5,231
Crown Castle International Corp.	1,834	135,313
CYS Investments, Inc.	559	4,617
DCT Industrial Trust, Inc.	3,472	27,359
Digital Realty Trust, Inc.	247	13,111
Douglas Emmett, Inc.	1,280	34,739
EastGroup Properties, Inc.	262	16,482
Education Realty Trust, Inc.	591	5,833
Ellington Residential Mortgage REIT	324	5,482
Equity One, Inc.	376	8,400
Equity Residential	990	57,410
Essex Property Trust, Inc.	227	38,601
Excel Trust, Inc.	410	5,199
Federal Realty Investment Trust	432	49,559
First Potomac Realty Trust	341	4,406
Gecina SA (France)	193	25,651
General Growth Properties, Inc.	3,895	85,690
Healthcare Realty Trust, Inc.	977	23,595

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Highwoods Properties, Inc.	689	$26,464
Host Hotels & Resorts, Inc.	1,565	31,676
Independence Realty Trust, Inc.	469	4,179
Investors Real Estate Trust	590	5,298
Kilroy Realty Corp.	608	35,617
Kimco Realty Corp.	1,673	36,605
Land Securities Group PLC (United Kingdom)	2,587	44,090
Macerich Co. (The)	823	51,298
Nippon Accommodations Fund, Inc. (Japan)	3	10,055
NorthStar Realty Finance Corp.	261	4,213
Pebblebrook Hotel Trust	591	19,958
Plum Creek Timber Co., Inc.	387	16,269
Post Properties, Inc.	91	4,468
Power REIT*	392	3,450
ProLogis, Inc.	1,518	61,980
PS Business Parks, Inc.	213	17,811
Public Storage	386	65,037
Ramco-Gershenson Properties Trust	315	5,135
Realty Income Corp.	81	3,310
Redwood Trust, Inc.	201	4,076
Regency Centers Corp.	699	35,691
RLJ Lodging Trust	415	11,097
Select Income REIT	191	5,782
Simon Property Group, Inc.	824	135,136
SL Green Realty Corp.	525	52,825
STAG Industrial, Inc.	179	4,314
Taubman Centers, Inc.	271	19,184
Terreno Realty Corp.	377	7,129
Vornado Realty Trust	529	52,138
Weingarten Realty Investors	900	27,000
Weyerhaeuser Co.	4,589	134,687
Zais Financial Corp.	328	5,464

		1,880,159

Real Estate Management & Development — 0.8%
Agile Property Holdings Ltd. (China)	4,000	3,287
BR Malls Participacoes SA (Brazil)	5,300	45,525
Central Pattana PCL (Thailand)	2,400	3,477
China Overseas Land & Investment Ltd. (China)	10,000	25,983
Emaar Properties PJSC (United Arab
Emirates)	13,032	35,388
Hang Lung Properties Ltd. (Hong Kong)	15,000	43,275
Jones Lang LaSalle, Inc	42	4,977
Kerry Properties Ltd. (Hong Kong)	11,500	38,351
Mitsubishi Estate Co. Ltd. (Japan)	1,000	23,746
Realogy Holdings Corp.*	97	4,215
Soho China Ltd. (China)	19,500	16,044
Summarecon Agung Tbk PT (Indonesia)	59,200	5,598
Sun Hung Kai Properties Ltd. (Hong Kong)	3,000	36,838
Tokyo Tatemono Co. Ltd. (Japan)	1,000	8,568

		295,272

Road & Rail — 0.5%
Canadian Pacific Railway Ltd. (Canada)	64	9,628
Hertz Global Holdings, Inc.*	885	23,576
J.B. Hunt Transport Services, Inc.	71	5,106
Kansas City Southern	406	41,436
Norfolk Southern Corp.	448	43,532
Old Dominion Freight Line, Inc.*	123	6,979

	Shares	Value
COMMON STOCKS (Continued)
Road & Rail (cont’d.)
Union Pacific Corp	243	$45,601
Werner Enterprises, Inc	234	5,969

		181,827

Semiconductors & Semiconductor Equipment — 2.5%
Aixtron SE (Germany)*	423	6,931
Amkor Technology, Inc.*	606	4,157
Analog Devices, Inc.	302	16,048
Applied Materials, Inc.	3,129	63,894
ARM Holdings PLC (United Kingdom)	2,178	36,782
ASM International NV (Netherlands)	109	4,370
ASML Holding NV (Netherlands)	497	46,263
Avago Technologies Ltd. (Singapore)	1,826	117,613
Cree, Inc.*	135	7,636
Cypress Semiconductor Corp.*	445	4,570
Infineon Technologies AG (Germany)	3,628	43,283
IQE PLC (United Kingdom)*	30,979	12,044
Linear Technology Corp.	129	6,281
Microchip Technology, Inc.	438	20,919
Micron Technology, Inc.*	2,909	68,827
NXP Semiconductors NV (Netherlands)*	2,444	143,732
OmniVision Technologies, Inc.*	232	4,106
Rohm Co. Ltd. (Japan)	700	31,257
Samsung Electronics Co. Ltd. (South Korea)	6	7,585
Skyworks Solutions, Inc.*	204	7,654
Spansion, Inc. (Class A Stock)*	290	5,052
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	15,000	59,018
Texas Instruments, Inc.	3,495	164,789
Xilinx, Inc.	580	31,477

		914,288

Software — 1.2%
Activision Blizzard, Inc.	341	6,970
Actuate Corp.*	592	3,564
ANSYS, Inc.*	90	6,932
Aspen Technology, Inc.*	115	4,871
Autodesk, Inc.*	13	639
Aveva Group PLC (United Kingdom)	454	15,859
CommVault Systems, Inc.*	145	9,418
Computer Modelling Group Ltd. (Canada)	146	3,851
Concur Technologies, Inc.*	267	26,452
Guidewire Software, Inc.*	90	4,415
Informatica Corp.*	161	6,083
Intuit, Inc.	1	78
Manhattan Associates, Inc.*	111	3,888
MICROS Systems, Inc.*	109	5,769
Microsoft Corp.	2,350	96,327
NetSuite, Inc.*	189	17,923
Open Text Corp. (Canada)	125	5,972
Playtech PLC (United Kingdom)	797	8,998
Proofpoint, Inc.*	146	5,414
PTC, Inc.*	133	4,712
Red Hat, Inc.*	353	18,702
Salesforce.com, Inc.*	1,573	89,803
SAP AG (Germany)	322	26,119
ServiceNow, Inc.*	475	28,462
Synopsys, Inc.*	192	7,375
Totvs SA (Brazil)	158	2,450
VMware, Inc. (Class A Stock) *	142	15,339

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
WANdisco PLC (United Kingdom)*	236	$4,092
Workday, Inc. (Class A Stock)*	98	8,960
Zynga, Inc. (Class A Stock)*	541	2,326

		441,763

Specialty Retail — 1.9%
Advance Auto Parts, Inc.	45	5,693
Aeropostale, Inc.*	647	3,248
AutoZone, Inc.*	15	8,057
Byggmax Group AB (Sweden)	545	4,273
CarMax, Inc.*	568	26,582
Carphone Warehouse Group PLC (United Kingdom)	3,342	18,115
Dick’s Sporting Goods, Inc.	102	5,570
Dufry AG (Switzerland)*	198	34,065
Foot Locker, Inc.	150	7,047
Francesca’s Holdings Corp.*	122	2,213
Giordano International Ltd. (Hong Kong)	14,000	9,039
GNC Holdings, Inc. (Class A Stock)	102	4,490
Home Depot, Inc. (The)	1,637	129,536
L Brands, Inc.	1,151	65,342
Lowe’s Cos., Inc.	2,361	115,453
O’Reilly Automotive, Inc.*	428	63,511
Ross Stores, Inc.	1,524	109,042
Tiffany & Co.	26	2,240
Tom Tailor Holding AG (Germany)*	328	6,014
Tractor Supply Co.	662	46,757
Trinity Ltd. (Hong Kong)	10,000	2,610
Ulta Salon Cosmetics & Fragrance, Inc.*	46	4,484
United Arrows Ltd. (Japan)	200	7,412
VT Holdings Co. Ltd. (Japan)	600	3,314
World Duty Free SpA (Italy)*	430	6,030
Yellow Hat Ltd. (Japan)	200	4,009

		694,146

Technology Hardware, Storage & Peripherals — 0.6%
3D Systems Corp.*	65	3,845
Apple, Inc.	265	142,236
Catcher Technology Co. Ltd. (Taiwan)	1,000	7,261
NCR Corp.*	146	5,336
Seagate Technology PLC (Ireland)	200	11,232
Stratasys Ltd.*	66	7,002
Toshiba TEC Corp. (Japan)	2,000	11,390
Western Digital Corp.	156	14,324

		202,626

Textiles, Apparel & Luxury Goods — 0.9%
Burberry Group PLC (United Kingdom)	1,426	33,153
Cie Financiere Richemont SA (Switzerland)	695	66,399
Coach, Inc.	409	20,311
Fossil Group, Inc.*	91	10,612
Hanesbrands, Inc.	90	6,883
Kate Spade & Co.*	413	15,318
Kering (France)	246	50,158
Lululemon Athletica, Inc.*	149	7,836
Michael Kors Holdings Ltd.*	124	11,565
NIKE, Inc. (Class B Stock)	554	40,918
Pacific Textile Holdings Ltd. (Hong Kong)	17,000	22,312
PVH Corp.	99	12,352
Ralph Lauren Corp.	31	4,989
Samsonite International SA (Hong Kong)	2,400	7,426

	Shares	Value
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Swatch Group AG (The) (Switzerland)	16	$10,037
Ted Baker PLC (United Kingdom)	417	14,937
Tumi Holdings, Inc.*	197	4,458
Under Armour, Inc. (Class A Stock)*	44	5,044
VF Corp.	11	681

		345,389

Thrifts & Mortgage Finance — 0.1%
New York Community Bancorp, Inc.	390	6,267
Ocwen Financial Corp.*	93	3,644
Severn Bancorp, Inc.*	726	3,278
Waterstone Financial, Inc.	531	5,517

		18,706

Tobacco — 0.7%
Japan Tobacco, Inc. (Japan)	3,000	94,162
KT&G Corp. (South Korea)	600	45,190
Lorillard, Inc.	405	21,902
Philip Morris International, Inc.	1,071	87,683

		248,937

Trading Companies & Distributors — 0.8%
Brenntag AG (Germany)	188	34,915
Fastenal Co.	1,049	51,737
Indutrade AB (Sweden)	102	4,873
ITOCHU Corp. (Japan)	3,000	35,101
Mitsui & Co. Ltd. (Japan)	2,500	35,334
Nagase & Co. Ltd. (Japan)	600	7,409
Rexel SA (France)	999	26,211
Sumitomo Corp. (Japan)	6,300	80,108
W.W. Grainger, Inc.	56	14,149

		289,837

Transportation Infrastructure — 0.1%
China Merchants Holdings International Co. Ltd. (China)	6,000	20,687
DP World Ltd. (United Arab Emirates)	1,717	30,734

		51,421

Water Utilities
American States Water Co.	167	5,392
California Water Service Group	226	5,410

		10,802

Wireless Telecommunication Services — 0.5%
Globe Telecom, Inc. (Philippines)	245	9,101
KDDI Corp. (Japan)	500	29,033
Sarana Menara Nusantara Tbk PT (Indonesia)*	82,700	28,750
SBA Communications Corp. (Class A Stock)*	73	6,640
SoftBank Corp. (Japan)	400	30,227
SoftBank Corp. (Japan), ADR	303	11,487
Sprint Corp.*	396	3,639
Tim Participacoes SA (Brazil), ADR	645	16,744
T-Mobile US, Inc.*	137	4,525
Vodafone Group PLC (United Kingdom), ADR	1,446	53,227

		193,373

TOTAL COMMON STOCKS (cost $31,018,587)		31,094,266

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

		Shares	Value
PREFERRED STOCKS — 0.3%
Automobiles — 0.1%
Volkswagen AG (Germany) (PRFC)		193	$50,044

Banks — 0.1%
Itau Unibanco Holding SA (Brazil) (PRFC)		3,200	47,725

Health Care Equipment & Supplies — 0.1%
Draegerwerk AG & Co. KGaA (Germany) (PRFC)		62	7,627
Sartorius AG (Germany)		93	12,713

			20,340

TOTAL PREFERRED STOCKS (cost $112,379)			118,109

		Units
RIGHTS*(l)
Spain
Banco Bilbao Vizcaya Argentaria SA, expiring 04/14/14 (cost $1,543)		6,562	1,537

		Shares
UNAFFILIATED MUTUAL FUNDS
Apollo Investment Corp.		103	856
CPN Retail Growth Leasehold Property Fund(g)		8,300	3,947

TOTAL UNAFFILIATED MUTUAL FUNDS (cost $4,859)			4,803

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.2%
Non-Residential Mortgage-Backed Securities
CNH Equipment Trust,
Series 2014-A, Class A3
0.840%	05/15/19	15	14,973
Ford Credit Auto Lease Trust,
Series 2014-A, Class A4
0.900%	06/15/17	15	14,975
Ford Credit Floorplan Master Owner Trust A,
Series 2014-1, Class A1
1.200%	02/15/19	15	14,941
SMART Trust (Australia),
Series 2014-1US, Class A3A
0.950%	02/14/18	15	14,998

			59,887

TOTAL ASSET-BACKED SECURITIES (cost $59,999)			59,887

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.5%
Citigroup Commercial Mortgage Trust,
Series 2014-GC19, Class A1
1.199%	03/10/47	15	14,946
Commercial Mortgage Pass-Through Certificates,
Series 2014-LC15, Class B
4.599%(c)	04/10/47	20	20,457

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2014-UBS2, Class A1
1.298%	03/10/47	15	$14,927
Commercial Mortgage Trust,
Series 2014-CR15, Class A1
1.218%	02/10/47	15	14,728
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates,
Series K025, Class A1
1.875%	04/25/22	20	19,160
GS Mortgage Securities,
Series 2014-GS20, Class B
4.529%	04/10/47	20	20,600
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2006-LDP9, Class A3
5.336%	05/15/47	15	16,377
Series 2007-CB19, Class A4
5.698%(c)	02/12/49	15	16,622
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C15, Class B
4.565%	04/15/47	20	20,599
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C34, Class A3
5.678%	05/15/46	15	16,639
WF-RBS Commercial Mortgage Trust,
Series 2014-C19, Class A1
1.233%	03/15/47	15	14,973

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $190,576)			190,028

CORPORATE OBLIGATIONS — 3.0%
Aerospace & Defense
United Technologies Corp.,
Sr. Unsec’d. Notes
5.700%	04/15/40	10	11,940
Auto Components — 0.1%
Delphi Corp.,
Gtd. Notes
4.150%	03/15/24	5	4,994
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.600%	03/15/17	15	15,117

			20,111

Banks — 0.6%
Bank of America Corp.,
Sr. Unsec’d. Notes
2.650%	04/01/19	15	15,048
3.875%	03/22/17	15	16,000
4.100%	07/24/23	10	10,143
Sr. Unsec’d. Notes, MTN
4.125%	01/22/24	10	10,113
BNP Paribas SA (France),
Bank Gtd. Notes, MTN
1.375%	03/17/17	15	14,985
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.375%	03/01/23	30	29,011

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Banks (cont’d.)
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
1.625%	05/15/18	25	$24,552
Macquarie Bank Ltd. (Australia),
Sr. Unsec’d. Notes, 144A(g)
1.650%	03/24/17	15	14,954
PNC Funding Corp.,
Bank Gtd. Notes
3.300%	03/08/22	15	15,099
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, MTN
2.150%	03/15/19	20	19,868
U.S. Bancorp,
Sr. Unsec’d. Notes, MTN
3.000%	03/15/22	15	14,869
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
3.500%	03/08/22	25	25,514

			210,156

Beverages
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
5.375%	01/15/20	10	11,480

Biotechnology — 0.1%
Celgene Corp.,
Sr. Unsec’d. Notes
2.300%	08/15/18	10	10,008
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.050%	04/01/19	10	9,910

			19,918

Capital Markets — 0.2%
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
5.300%	03/15/20	15	17,014
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.900%	07/19/18	25	25,495
Morgan Stanley,
Sr. Unsec’d. Notes
2.125%	04/25/18	25	24,945

			67,454

Chemicals
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.250%	11/15/20	10	10,578

Commercial Banks
Abbey National Treasury Services PLC (United Kingdom),
Gtd. Notes
1.375%	03/13/17	15	15,020

Commercial Services & Supplies — 0.1%
Catholic Health Initiatives,
Sec’d. Notes
2.950%	11/01/22	10	9,438
Republic Services, Inc.,
Gtd. Notes

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Commercial Services & Supplies (cont’d.)
5.500%	09/15/19	10	$11,339

			20,777

Computer Services & Software
Fiserv, Inc.,
Gtd. Notes
3.125%	06/15/16	10	10,432

Consumer Finance
American Express Co.,
Sr. Unsec’d. Notes
1.550%	05/22/18	10	9,818

Diversified Financial Services — 0.1%
General Electric Capital Corp.,
Sr. Unsec’d. Notes
1.625%	04/02/18	15	14,921
Sr. Unsec’d. Notes, MTN
3.150%	09/07/22	17	16,796

			31,717

Diversified Telecommunication Services — 0.2%
AT&T, Inc.,
Sr. Unsec’d. Notes
1.400%	12/01/17	10	9,894
Telefonica Emisiones SAU (Spain),
Gtd. Notes
3.992%	02/16/16	15	15,729
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.450%	03/15/21	10	10,137
5.150%	09/15/23	10	10,943
6.400%	09/15/33	15	17,809

			64,512

Electric Utilities — 0.1%
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41	20	21,042

Food & Staples Retailing — 0.1%
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
3.250%	10/25/20	20	20,765

Health Care Providers & Services — 0.1%
Aetna, Inc.,
Sr. Unsec’d. Notes
2.200%	03/15/19	5	4,958
McKesson Corp.,
Sr. Unsec’d. Notes
1.292%	03/10/17	10	9,975
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.875%	03/15/22	15	14,583

			29,516

Insurance — 0.1%
American International Group, Inc.,
Sr. Unsec’d. Notes
4.125%	02/15/24	10	10,212
AXIS Specialty Finance PLC,
Gtd. Notes

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Insurance (cont’d.)
2.650%	04/01/19	5	$4,993
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.950%	05/15/24	5	5,023
Principal Financial Group, Inc.,
Gtd. Notes
3.300%	09/15/22	10	9,744

			29,972

Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.400%	02/01/19	20	19,916

Media — 0.2%
21st Century Fox America, Inc.,
Gtd. Notes
4.500%	02/15/21	10	10,850
Comcast Corp.,
Gtd. Notes
6.950%	08/15/37	10	12,990
COX Communications, Inc.,
Sr. Unsec’d. Notes, 144A(g)
6.250%	06/01/18	15	17,094
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
2.400%	03/15/17	10	10,218
Thomson Reuters Corp.,
Sr. Unsec’d. Notes
0.875%	05/23/16	10	9,963
Time Warner Cable, Inc.,
Gtd. Notes
8.750%	02/14/19	10	12,650
Viacom, Inc.,
Sr. Unsec’d. Notes
2.200%	04/01/19	10	9,915

			83,680

Metals & Mining — 0.1%
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
2.050%	09/30/18	15	15,038
Rio Tinto Finance USA PLC (United Kingdom),
Gtd. Notes
1.375%	06/17/16	15	15,129
Vale Overseas Ltd. (Cayman Islands),
Gtd. Notes
4.375%	01/11/22	10	9,928

			40,095

Multi-Utilities — 0.1%
CMS Energy Corp.,
Sr. Unsec’d. Notes
4.875%	03/01/44	10	10,188
Constellation Energy Group, Inc.,
Gtd. Notes
5.150%	12/01/20	10	10,922
PPL Capital Funding, Inc.,
Gtd. Notes
1.900%	06/01/18	20	19,675

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Multi-Utilities (cont’d.)
PSEG Power LLC,
Gtd. Notes
2.750%	09/15/16	10	$10,393

			51,178

Oil, Gas & Consumable Fuels — 0.5%
ConocoPhillips,
Gtd. Notes
1.050%	12/15/17	15	14,823
DCP Midstream Operating LP,
Gtd. Notes
5.600%	04/01/44	5	5,219
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
4.250%	09/18/18	10	10,600
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
6.500%	02/01/42	10	11,333
Enlink Midstream Partners LP,
Sr. Unsec’d. Notes
2.700%	04/01/19	5	5,016
Enterprise Products Operating LLC,
Gtd. Notes
3.350%	03/15/23	15	14,632
Murphy Oil Corp.,
Sr. Unsec’d. Notes
2.500%	12/01/17	10	10,165
Nabors Industries, Inc.,
Gtd. Notes
5.000%	09/15/20	15	16,011
Noble Energy, Inc.,
Sr. Unsec’d. Notes
4.150%	12/15/21	10	10,536
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.625%	05/20/43	15	12,683
Petrobras International Finance Co. (Brazil),
Gtd. Notes
5.750%	01/20/20	10	10,438
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.500%	06/27/44	10	9,650
Gtd. Notes, 144A(g)
3.125%	01/23/19	15	15,360
Rowan Cos., Inc.,
Gtd. Notes
4.750%	01/15/24	20	20,238
Western Gas Partners LP,
Sr. Unsec’d. Notes
5.450%	04/01/44	15	15,291
Williams Partners LP,
Sr. Unsec’d. Notes
5.400%	03/04/44	10	10,261

			192,256

Paper & Forest Products — 0.1%
International Paper Co.,
Sr. Unsec’d. Notes
4.750%	02/15/22	20	21,625

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Real Estate Investment Trusts (REITs) — 0.1%
DDR Corp.,
Sr. Unsec’d. Notes
3.500%	01/15/21	15	$14,893
Forest City Enterprises, Inc.,
Sr. Unsec’d. Notes
4.250%	08/15/18	13	14,527

			29,420

Specialty Retail
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
5.400%	03/01/16	10	10,895

Tobacco
Altria Group, Inc.,
Gtd. Notes
2.950%	05/02/23	20	18,465

Transportation Infrastructure
GATX Corp.,
Sr. Unsec’d. Notes
1.250%	03/04/17	5	4,972
JB Hunt Transport Services, Inc.,
Gtd. Notes
2.400%	03/15/19	5	4,958

			9,930

TOTAL CORPORATE OBLIGATIONS
(cost $1,082,654)			1,082,668

FOREIGN GOVERNMENT BONDS — 0.2%
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
6.700%	01/26/36	10	11,750
Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
4.000%	01/22/24	10	10,053
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.000%	10/23/22	10	9,292
Province of Ontario Canada (Canada),
Sr. Unsec’d. Notes
1.200%	02/14/18	15	14,788
Province of Quebec (Canada),
Unsec’d. Notes
3.500%	07/29/20	10	10,512
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A(g)
4.875%	01/22/24	20	20,200
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
7.000%	06/05/20	10	11,241

TOTAL FOREIGN GOVERNMENT BONDS
(cost $87,454)			87,836

MUNICIPAL BOND
Illinois
Metropolitan Water Reclamation District of Greater Chicago, General Obligation Ltd. (cost $11,400)
5.720%	12/01/38	10	11,353

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.2%
Federal Home Loan Mortgage Corp.
2.500%	TBA	25	24,988
3.000%	TBA	25	25,656
3.000%	TBA	35	33,733
3.500%	TBA	65	65,315
4.000%	TBA	40	41,495
4.500%	TBA	25	26,648
5.000%	TBA	25	27,162
5.500%	TBA	25	27,492
Federal National Mortgage Assoc.
0.875%	10/26/17	85	83,790
2.500%	10/01/27	25	24,755
2.500%	TBA	25	24,980
3.000%	09/01/33-11/01/43	66	64,369
3.000%	TBA	35	35,952
3.000%	TBA	70	67,561
3.500%	01/01/34-10/01/42	58	58,711
3.500%	TBA	40	41,937
3.500%	TBA	65	65,386
4.000%	10/01/43	25	26,303
4.000%	TBA	25	26,433
4.000%	TBA	75	77,953
4.500%	12/01/39	25	26,537
4.500%	TBA	50	53,336
5.000%	TBA	50	54,512
5.500%	04/01/34	25	27,238
6.000%	04/01/35	25	27,601
6.000%	TBA	25	27,862
6.500%	11/01/36	50	56,087
Government National Mortgage Assoc.
2.500%	01/20/43	24	22,479
3.000%	TBA	80	78,663
3.500%	TBA	85	86,740
4.000%	TBA	45	47,285
4.500%	TBA	25	26,945
4.500%	TBA	35	37,729
5.000%	04/15/39	24	26,500
5.500%	08/20/38	50	55,341

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $1,528,389)			1,525,474

U.S. TREASURY OBLIGATIONS — 4.8%
U.S. Treasury Bonds
3.625%	08/15/43	90	91,097
3.875%	08/15/40	90	95,934
4.500%	02/15/36	115	134,981
U.S. Treasury Notes
0.250%	03/31/15	145	145,159
0.875%	01/31/17	425	425,531
1.000%	09/30/16	155	156,259
1.250%	08/31/15	115	116,707
2.125%	02/29/16	270	278,912
2.750%	02/15/24	135	135,295
3.125%	05/15/19	170	181,329

TOTAL U.S. TREASURY OBLIGATIONS
(cost $1,759,278)			1,761,204

TOTAL LONG-TERM INVESTMENTS
(cost $35,857,118)			35,937,165

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares
SHORT-TERM INVESTMENT — 12.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $4,703,682)(w)	4,703,682	4,703,682

TOTAL INVESTMENTS — 111.0% (cost $40,560,800)		40,640,847
Liabilities in excess of other assets(x) — (11.0)%		(4,019,486)

NET ASSETS — 100.0%		$36,621,361

The following abbreviations are used in the Portfolio descriptions:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

ADR	American Depositary Receipt
ADS	American Depositary Security
GDR	Global Depositary Receipt
MTN	Medium Term Note
PRFC	Preference Shares
REIT	Real Estate Investment Trust
TBA	To Be Announced
UTS	Unit Trust Security
JPY	Japanese Yen
*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2014.
(g)	Indicates a security that has been deemed illiquid.
(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2014.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at March 31, 2014:

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Japanese Yen,
Expiring 04/02/14	Bank of New York Mellon	JPY	3,027	$29,659	$29,328	$331
Expiring 04/02/14	Bank of New York Mellon	JPY	918	8,883	8,899	(16)
Expiring 04/02/14	Bank of New York Mellon	JPY	896	8,774	8,681	93
Expiring 04/02/14	Bank of New York Mellon	JPY	850	8,375	8,235	140
Expiring 04/02/14	Bank of New York Mellon	JPY	767	7,501	7,431	70
Expiring 04/02/14	Bank of New York Mellon	JPY	735	7,230	7,121	109
Expiring 04/02/14	Bank of New York Mellon	JPY	645	6,249	6,252	(3)
Expiring 05/02/14	Bank of America	JPY	892	8,723	8,643	80
Expiring 05/02/14	Bank of New York Mellon	JPY	8,756	84,830	84,847	(17)

				$170,224	$169,437	$787

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2014.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$23,405,407	$7,688,859	$—
Preferred Stocks	47,725	70,384	—
Rights	1,537	—	—
Unaffiliated Mutual Funds	856	3,947	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	59,887	—
Commercial Mortgage-Backed Securities	—	148,829	41,199
Corporate Obligations	—	1,082,668	—
Foreign Government Bonds	—	87,836	—
Municipal Bond	—	11,353	—
U.S. Government Agency Obligations	—	1,525,474	—
U.S. Treasury Obligations	—	1,761,204	—
Affiliated Money Market Mutual Fund	4,703,682	—	—
Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	—	787	—

Total	$28,159,207	$12,441,228	$41,199

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.4%
COMMON STOCKS — 99.4%
Aerospace & Defense — 6.9%
Boeing Co. (The)	399,100	$50,083,059
Precision Castparts Corp.	214,700	54,267,572
United Technologies Corp.	229,000	26,756,360

		131,106,991

Air Freight & Logistics — 1.2%
FedEx Corp.	174,100	23,078,696

Airlines — 2.0%
American Airlines Group, Inc.*	521,300	19,079,580
United Continental Holdings, Inc.*	436,900	19,498,847

		38,578,427

Auto Components — 0.7%
Delphi Automotive PLC (United Kingdom)	185,600	12,594,816

Automobiles — 0.6%
Tesla Motors, Inc.*(a)	50,300	10,485,035

Beverages — 2.0%
PepsiCo, Inc.	444,700	37,132,450

Biotechnology — 9.0%
Alexion Pharmaceuticals, Inc.*	172,195	26,196,025
Biogen Idec, Inc.*	138,100	42,240,647
Celgene Corp.*	175,108	24,445,077
Gilead Sciences, Inc.*	824,400	58,416,984
Regeneron Pharmaceuticals, Inc.*	39,800	11,951,144
Vertex Pharmaceuticals, Inc.*	118,900	8,408,608

		171,658,485

Capital Markets — 4.5%
Morgan Stanley	765,200	23,851,284
State Street Corp.	418,700	29,120,585
TD Ameritrade Holding Corp.(a)	949,900	32,249,105

		85,220,974

Chemicals — 4.3%
Ecolab, Inc.	238,700	25,777,213
Praxair, Inc.	191,900	25,133,143
Sherwin-Williams Co. (The)	153,000	30,160,890

		81,071,246

Communications Equipment — 1.7%
Juniper Networks, Inc.*	1,281,215	33,004,098

Construction Materials — 0.5%
Vulcan Materials Co.	140,400	9,329,580

Food & Staples Retailing — 0.8%
Whole Foods Market, Inc.	314,300	15,938,153

Health Care Equipment & Supplies — 0.8%
Intuitive Surgical, Inc.*	35,100	15,373,449

Health Care Providers & Services — 5.5%
Cardinal Health, Inc.	234,200	16,389,316
Humana, Inc.	98,900	11,148,008
McKesson Corp.	267,830	47,290,743
UnitedHealth Group, Inc.	366,600	30,057,534

		104,885,601

Hotels, Restaurants & Leisure — 7.5%
Chipotle Mexican Grill, Inc.*	35,300	20,052,165
Hilton Worldwide Holdings, Inc.*	481,000	10,697,440
Las Vegas Sands Corp.	397,880	32,140,746
MGM Resorts International*(a)	703,300	18,187,338

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Starbucks Corp.	387,715	$28,450,527
Wynn Resorts Ltd.	151,300	33,611,295

		143,139,511

Household Durables — 1.0%
D.R. Horton, Inc.(a)	886,100	19,184,065

Household Products — 1.4%
Procter & Gamble Co. (The)	322,000	25,953,200

Industrial Conglomerates — 2.7%
Danaher Corp.	694,400	52,080,000

Internet & Catalog Retail — 8.8%
Amazon.com, Inc.*	251,247	84,549,640
Ctrip.com International Ltd. (China),
ADR*(a)	274,000	13,815,080
Netflix, Inc.*	28,800	10,138,464
priceline.com, Inc.*	50,300	59,952,067

		168,455,251

Internet Software & Services — 9.5%
Akamai Technologies, Inc.*	263,100	15,315,051
Baidu, Inc. (China), ADR*	107,000	16,304,660
Facebook, Inc. (Class A Stock)*	422,200	25,433,328
Google, Inc. (Class A Stock)*	98,860	110,180,459
LinkedIn Corp. (Class A Stock)*	73,300	13,556,102

		180,789,600

IT Services — 4.3%
Cognizant Technology Solutions Corp. (Class A Stock)*	384,000	19,434,240
Vantiv, Inc. (Class A Stock)*	361,400	10,921,508
Visa, Inc. (Class A Stock)	235,600	50,856,616

		81,212,364

Machinery — 1.4%
Colfax Corp.*	147,400	10,514,042
Wabtec Corp.	204,500	15,848,750

		26,362,792

Media — 2.1%
Discovery Communications, Inc. (Class C Stock)*	211,400	16,290,484
Twenty-First Century Fox, Inc. (Class A Stock)	738,900	23,622,633

		39,913,117

Multiline Retail — 0.8%
Dollar Tree, Inc.*	301,900	15,753,142

Oil, Gas & Consumable Fuels — 4.0%
Pioneer Natural Resources Co.	224,600	42,031,644
Range Resources Corp.	416,945	34,593,927

		76,625,571

Personal Products — 0.6%
Estee Lauder Cos., Inc. (The) (Class A Stock)	156,700	10,480,096

Pharmaceuticals — 1.6%
Valeant Pharmaceuticals International, Inc.*	233,600	30,795,488

Real Estate Investment Trusts (REITs) — 2.9%
Crown Castle International Corp.	750,655	55,383,326

Road & Rail — 0.7%
Kansas City Southern	124,900	12,747,294

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment — 1.0%
ASML Holding NV (Netherlands)(a)	211,300	$19,726,968

Software — 4.7%
NetSuite, Inc.*(a)	101,000	9,577,830
Red Hat, Inc.*	308,800	16,360,224
Salesforce.com, Inc.*(a)	472,800	26,992,152
ServiceNow, Inc.*	180,600	10,821,552
VMware, Inc. (Class A Stock)*(a)	147,600	15,943,752
Workday, Inc. (Class A Stock)*	113,400	10,368,162

		90,063,672

Specialty Retail — 3.1%
CarMax, Inc.*(a)	219,800	10,286,640
Lowe’s Cos., Inc.	632,600	30,934,140
Tractor Supply Co	254,000	17,940,020

		59,160,800

Textiles, Apparel & Luxury Goods — 0.8%
Michael Kors Holdings Ltd.*	153,400	14,307,618

TOTAL COMMON STOCKS (cost $1,395,763,602)		1,891,591,876

PREFERRED STOCK
Internet Software & Services
Living Social, (PRFC)*(g) (cost $1,352,010)	175,814	110,763

TOTAL LONG-TERM INVESTMENTS (cost $1,397,115,612)		1,891,702,639

SHORT-TERM INVESTMENT — 5.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $99,849,605; includes $88,042,328 of cash collateral for securities on loan)(b)(w)	99,849,605	99,849,605

TOTAL INVESTMENTS — 104.6% (cost $1,496,965,217)		1,991,552,244
Liabilities in excess of other assets — (4.6)%		(87,468,420)

NET ASSETS — 100.0%		$1,904,083,824

The following abbreviations are used in the Portfolio descriptions:
ADR	American Depositary Receipt
PRFC	Preference Shares
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $87,286,604; cash collateral of $88,042,328 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	Indicates a security that has been deemed illiquid.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$131,106,991	$—	$—
Air Freight & Logistics	23,078,696	—	—
Airlines	38,578,427	—	—
Auto Components	12,594,816	—	—
Automobiles	10,485,035	—	—
Beverages	37,132,450	—	—
Biotechnology	171,658,485	—	—
Capital Markets	85,220,974	—	—
Chemicals	81,071,246	—	—
Communications Equipment	33,004,098	—	—
Construction Materials	9,329,580	—	—
Food & Staples Retailing	15,938,153	—	—
Health Care Equipment & Supplies	15,373,449	—	—
Health Care Providers & Services	104,885,601	—	—
Hotels, Restaurants & Leisure	143,139,511	—	—
Household Durables	19,184,065	—	—
Household Products	25,953,200	—	—
Industrial Conglomerates	52,080,000	—	—
Internet & Catalog Retail	168,455,251	—	—
Internet Software & Services	180,789,600	—	—
IT Services	81,212,364	—	—
Machinery	26,362,792	—	—
Media	39,913,117	—	—
Multiline Retail	15,753,142	—	—
Oil, Gas & Consumable Fuels	76,625,571	—	—
Personal Products	10,480,096	—	—
Pharmaceuticals	30,795,488	—	—
Real Estate Investment Trusts (REITs)	55,383,326	—	—
Road & Rail	12,747,294	—	—
Semiconductors & Semiconductor Equipment	19,726,968	—	—
Software	90,063,672	—	—
Specialty Retail	59,160,800	—	—
Textiles, Apparel & Luxury Goods	14,307,618	—	—
Preferred Stock
Internet Software & Services	—	—	110,763
Affiliated Money Market Mutual Fund	99,849,605	—	—

Total	$1,991,441,481	$—	$110,763

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.0%
COMMON STOCKS
Agricultural Products — 1.2%
Archer-Daniels-Midland Co.	78,800	$3,419,132
Bunge Ltd.	57,800	4,595,678

		8,014,810

Aluminum — 0.5%
Constellium NV (Netherlands) (Class A Stock)*	115,400	3,386,990

Application Software — 0.1%
Computer Modelling Group Ltd. (Canada)	28,100	741,199

Coal & Consumable Fuels — 0.8%
CONSOL Energy, Inc.	127,800	5,105,610

Construction & Engineering — 2.3%
Jacobs Engineering Group, Inc.*	87,300	5,543,550
Quanta Services, Inc.*	273,496	10,092,002

		15,635,552

Construction Materials — 3.2%
Holcim Ltd. (Switzerland)*	48,015	3,979,447
Martin Marietta Materials, Inc.(a)	106,000	13,605,100
Vulcan Materials Co.	60,400	4,013,580

		21,598,127

Diversified Metals & Mining — 4.0%
BHP Billiton Ltd. (Australia)	290,981	9,862,903
Boliden AB (Sweden)	97,517	1,485,042
Iluka Resources Ltd. (Australia)	337,548	3,108,240
MMC Norilsk Nickel OJSC (Russia), ADR	121,309	2,031,926
Southern Copper Corp.	251,200	7,312,432
US Silica Holdings, Inc.	80,800	3,084,136

		26,884,679

Electric Utilities — 2.2%
American Electric Power Co., Inc.	108,700	5,506,742
Entergy Corp.	99,000	6,618,150
PNM Resources, Inc.	88,900	2,402,967

		14,527,859

Energy Equipment & Services — 0.4%
Eurasia Drilling Co. Ltd. (Russia), GDR	96,422	2,471,296

Fertilizers & Agricultural Chemicals — 2.2%
Monsanto Co.	39,900	4,539,423
Mosaic Co. (The)	95,800	4,790,000
Potash Corp. of Saskatchewan, Inc. (Canada)	125,900	4,560,098
Sociedad Quimica y Minera de Chile SA (Chile), ADR	33,300	1,056,942

		14,946,463

Forest Products — 0.2%
West Fraser Timber Co. Ltd. (Canada)	28,900	1,320,172

Gas Utilities — 0.9%
GAIL India Ltd. (India)	382,699	2,411,914
Infraestructura Energetica Nova SAB De CV (Mexico)	715,100	3,704,903

		6,116,817

Gold — 1.4%
AngloGold Ashanti Ltd. (South Africa)	90,305	1,546,801
Franco-Nevada Corp. (Canada)	121,100	5,564,794

	Shares	Value
COMMON STOCKS (Continued)
Gold (cont’d.)
Randgold Resources Ltd. (United Kingdom)	28,820	$2,163,313

		9,274,908

Heavy Electrical Equipment — 1.0%
Babcock & Wilcox Co. (The)	207,900	6,902,280

Independent Power Producers & Energy Traders — 0.9%
AES Corp. (The)	29,300	418,404
NRG Energy, Inc.	173,937	5,531,197

		5,949,601

Industrial Gases — 3.9%
Air Products & Chemicals, Inc.	37,000	4,404,480
Airgas, Inc.	121,500	12,940,965
Praxair, Inc.	66,300	8,683,311

		26,028,756

Industrial Machinery — 2.8%
Flowserve Corp.	140,800	11,030,272
Harsco Corp.	136,300	3,193,509
Oiles Corp. (Japan)	1,800	38,512
Xylem, Inc.	135,600	4,938,552

		19,200,845

Integrated Oil & Gas — 11.3%
BG Group PLC (United Kingdom)	281,253	5,250,765
Chevron Corp.	102,156	12,147,370
Eni SpA (Italy)	436,865	10,955,056
Exxon Mobil Corp.	171,308	16,733,365
Hess Corp.	102,500	8,495,200
Royal Dutch Shell PLC (Netherlands), ADR	275,475	20,126,204
Total SA (France), ADR(a)	38,000	2,492,800

		76,200,760

Metal & Glass Containers — 1.3%
Ball Corp.	69,900	3,831,219
Berry Plastics Group, Inc.*	163,200	3,778,080
Vidrala SA (Spain)	23,737	1,275,029

		8,884,328

Multi-Utilities — 3.5%
National Grid PLC (United Kingdom)	254,889	3,502,559
NiSource, Inc.	408,000	14,496,240
PG&E Corp.	132,800	5,736,960

		23,735,759

Oil & Gas Drilling — 0.4%
Patterson-UTI Energy, Inc.	93,000	2,946,240

Oil & Gas Equipment & Services — 8.2%
AMEC PLC (United Kingdom)	51,892	971,861
Cameron International Corp.*	113,700	7,023,249
Core Laboratories NV	36,910	7,324,420
Enerflex Ltd. (Canada)	67,600	1,076,219
Exterran Holdings, Inc.	111,800	4,905,784
FMC Technologies, Inc.*	60,300	3,153,087
Halliburton Co.	144,700	8,521,383
Helix Energy Solutions Group, Inc.*	116,100	2,667,978
National Oilwell Varco, Inc.	34,700	2,702,089
Schlumberger Ltd.	177,725	17,328,188

		55,674,258

Oil & Gas Exploration & Production — 29.2%
Anadarko Petroleum Corp.	194,500	16,485,820

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil & Gas Exploration & Production (cont’d.)
Antero Resources Corp.*	18,000	$1,126,800
Apache Corp.	136,100	11,289,495
ARC Resources Ltd. (Canada)	70,601	1,944,641
Athlon Energy, Inc.*	55,500	1,967,475
Bonanza Creek Energy, Inc.*	25,800	1,145,520
Cimarex Energy Co.	124,394	14,816,569
Concho Resources, Inc.*	139,500	17,088,750
Continental Resources, Inc.*(a)	43,100	5,356,037
Diamondback Energy, Inc.*	78,400	5,277,104
Energy XXI Bermuda Ltd.(a)	101,463	2,391,483
EOG Resources, Inc.	35,500	6,964,035
EQT Corp.	139,800	13,556,406
Laredo Petroleum, Inc.*	234,600	6,066,756
Magnum Hunter Resources Corp.*	133,700	1,136,450
Matador Resources Co.*	143,500	3,514,315
NuVista Energy Ltd. (Canada)*	228,800	1,982,726
Oasis Petroleum, Inc.*	231,600	9,664,668
Ophir Energy PLC (United Kingdom)*	679,589	2,723,236
PDC Energy, Inc.*	73,572	4,580,593
Pioneer Natural Resources Co.	104,800	19,612,272
Premier Oil PLC (United Kingdom)	629,994	3,100,517
Range Resources Corp.	170,500	14,146,385
RSP Permian, Inc.*	32,800	947,592
Salamander Energy PLC (United Kingdom)*	1,514,529	2,566,352
Santos Ltd. (Australia)	463,048	5,805,080
SM Energy Co.	144,900	10,329,921
Talisman Energy, Inc. (Canada)	469,300	4,678,142
Tullow Oil PLC (United Kingdom)	185,183	2,314,200
WPX Energy, Inc.*(a)	261,933	4,722,652

		197,301,992

Oil & Gas Refining & Marketing — 4.0%
Phillips 66	210,300	16,205,718
Valero Energy Corp.	209,600	11,129,760

		27,335,478

Oil & Gas Storage & Transportation — 0.9%
Spectra Energy Corp.	167,900	6,202,226

Paper Packaging — 0.5%
MeadWestvaco Corp.	91,900	3,459,116

Paper Products — 1.3%
Clearwater Paper Corp.*	10,647	667,248
International Paper Co.	131,200	6,019,456
KapStone Paper and Packaging Corp.*	75,100	2,165,884

		8,852,588

Precious Metals & Minerals — 1.4%
Fresnillo PLC (Mexico)	253,737	3,576,890
Petra Diamonds Ltd. (United Kingdom)*	2,486,768	6,185,516

		9,762,406

Specialized REIT’s — 1.4%
Weyerhaeuser Co.	323,651	9,499,157

Specialty Chemicals — 6.3%
Celanese Corp. (Class A Stock)	187,600	10,413,676
Ecolab, Inc.	106,100	11,457,739
Flotek Industries, Inc.*(a)	73,300	2,041,405
International Flavors & Fragrances, Inc.	14,600	1,396,782
NewMarket Corp.	3,300	1,289,574
RPM International, Inc.	207,000	8,660,880
Sherwin-Williams Co. (The)	17,400	3,430,062

	Shares	Value
COMMON STOCKS (Continued)
Specialty Chemicals (cont’d.)
Valspar Corp. (The)	13,900	$1,002,468
Victrex PLC (United Kingdom)	92,339	3,101,517

		42,794,103

Steel — 0.3%
Worthington Industries, Inc.	44,500	1,702,125

TOTAL LONG-TERM INVESTMENTS (cost $571,747,276)		662,456,500

SHORT-TERM INVESTMENT — 4.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $27,374,674; includes $27,374,631 of cash collateral received for securities on loan)(b)(w)	27,374,674	27,374,674

TOTAL INVESTMENTS — 102.1% (cost $599,121,950)		689,831,174
Liabilities in excess of other assets — (2.1)%		(14,071,881)

NET ASSETS — 100.0%		$675,759,293

The following abbreviations are used in the Portfolio descriptions:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $26,966,732; cash collateral of $27,374,631 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Agricultural Products	$8,014,810	$—	$—
Aluminum	3,386,990	—	—
Application Software	741,199	—	—
Coal & Consumable Fuels	5,105,610	—	—
Construction & Engineering	15,635,552	—	—
Construction Materials	17,618,680	3,979,447	—
Diversified Metals & Mining	12,428,494	14,456,185	—
Electric Utilities	14,527,859	—	—
Energy Equipment & Services	2,471,296	—	—
Fertilizers & Agricultural Chemicals	14,946,463	—	—
Forest Products	1,320,172	—	—
Gas Utilities	3,704,903	2,411,914	—
Gold	5,564,794	3,710,114	—
Heavy Electrical Equipment	6,902,280	—	—
Independent Power Producers & Energy Traders	5,949,601	—	—
Industrial Gases	26,028,756	—	—
Industrial Machinery	19,162,333	38,512	—
Integrated Oil & Gas	59,994,939	16,205,821	—
Metal & Glass Containers	8,884,328	—	—
Multi-Utilities	20,233,200	3,502,559	—
Oil & Gas Drilling	2,946,240	—	—
Oil & Gas Equipment & Services	54,702,397	971,861	—
Oil & Gas Exploration & Production	180,792,607	16,509,385	—
Oil & Gas Refining & Marketing	27,335,478	—	—
Oil & Gas Storage & Transportation	6,202,226	—	—
Paper Packaging	3,459,116	—	—
Paper Products	8,852,588	—	—
Precious Metals & Minerals	6,185,516	3,576,890	—
Specialized REIT’s	9,499,157	—	—
Specialty Chemicals	39,692,586	3,101,517	—
Steel	1,702,125	—	—
Affiliated Money Market Mutual Fund	27,374,674	—	—

Total	$621,366,969	$68,464,205	$—

AST TEMPLETON GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 59.8%
FOREIGN BONDS — 49.9%
Brazil — 4.3%
Brazil Letras do Tesouro Nacional,
Bills
9.558%(s)	04/01/14	BRL	4,970	$2,189,269
11.379%(s)	01/01/16	BRL	7,050	2,540,197
11.559%(s)	01/01/17	BRL	12,880	4,104,122
Unsec’d Notes
9.729%(s)	01/01/15	BRL	229	93,036
Brazil Notas do Tesouro Nacional,
Series B, Bonds
6.000%	08/15/18	BRL	850	904,048
6.000%	08/15/20	BRL	1,477	1,543,481
Series B, Notes
6.000%	05/15/15	BRL	893	959,803
6.000%	08/15/50	BRL	630	600,598
13.611%	08/15/22	BRL	3,880	4,057,404
Series F, Notes
9.762%	01/01/23	BRL	7,530	2,860,328
10.000%	01/01/19	BRL	5,970	2,463,834
10.000%	01/01/21	BRL	2,550	995,031
Series F, Sr. Notes
10.000%	01/01/17	BRL	7,300	3,042,878

				26,354,029

Canada — 3.3%
Canadian Government Bond,
Bonds
2.250%	08/01/14	CAD	69	62,693
3.000%	06/01/14	CAD	69	62,630
4.500%	06/01/15	CAD	2,004	1,886,533
Unsec’d. Notes
1.000%	02/01/15	CAD	19,920	18,024,942

				20,036,798

Hungary — 3.8%
Hungary Government Bond,
Bonds
4.000%	04/25/18	HUF	202,490	887,680
5.500%	12/22/16	HUF	2,065,230	9,600,073
5.500%	12/20/18	HUF	525,970	2,440,218
5.500%	06/24/25	HUF	7,740	34,278
6.500%	06/24/19	HUF	19,800	95,350
6.750%	11/24/17	HUF	402,510	1,944,841
8.000%	02/12/15	HUF	1,800,000	8,398,964

				23,401,404

Indonesia — 1.1%
Indonesia Treasury Bond,
Sr. Unsec’d. Notes
7.000%	05/15/22	IDR	80,330,000	6,647,025
8.250%	07/15/21	IDR	1,034,000	92,204
11.000%	11/15/20	IDR	409,000	41,620

				6,780,849

Ireland — 7.8%
Ireland Government Bond,
Bonds
5.000%	10/18/20	EUR	14,200	22,940,433
5.400%	03/13/25	EUR	14,200	23,469,135

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)
Ireland (cont’d.)
5.500%	10/18/17	EUR	518	$824,074

				47,233,642

Malaysia — 0.5%
Malaysian Government Bond,
Sr. Unsec’d. Notes
3.197%	10/15/15	MYR	240	73,585
3.434%	08/15/14	MYR	650	199,344
3.741%	02/27/15	MYR	650	200,167
3.835%	08/12/15	MYR	3,600	1,112,717
4.720%	09/30/15	MYR	4,265	1,336,236

				2,922,049

Mexico — 4.5%
Mexican Bonos,
Bonds
6.000%	06/18/15	MXN	93,000	7,309,313
6.250%	06/16/16	MXN	860	68,931
7.250%	12/15/16	MXN	68,042	5,608,531
8.000%	12/17/15	MXN	136,000	11,109,623
Mexican Udibonos,
Bonds, TIPS
2.500%	12/10/20	MXN	7,962	3,196,859

				27,293,257

Poland — 8.2%
Polish Government Bond,
Bonds
4.750%	04/25/17	PLN	1,136	391,766
5.500%	04/25/15	PLN	1,901	646,597
5.750%	04/25/14	PLN	74,600	24,730,154
Unsec’d. Notes
5.500%	04/25/15	PLN	71,000	24,149,580

				49,918,097

South Korea — 13.0%
Korea Monetary Stabilization Bond,
Sr. Unsec’d. Notes
2.470%	04/02/15	KRW	40,217,280	37,708,616
2.740%	02/02/15	KRW	1,982,720	1,864,018
Korea Treasury Bond,
Sr. Unsec’d. Notes
2.750%	12/10/15	KRW	40,000,000	37,562,572
4.000%	09/10/15	KRW	546,030	521,946
4.500%	03/10/15	KRW	1,811,300	1,730,408

				79,387,560

Sweden — 3.4%
Sweden Government Bond,
Bonds
6.750%	05/05/14	SEK	135,000	20,969,334

TOTAL FOREIGN BONDS (cost $300,264,313)				304,297,019

SOVEREIGN ISSUES — 9.9%
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.375%	02/21/23		13,300	13,484,870

AST TEMPLETON GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN ISSUES (Continued)
Iceland Government International Bond (Iceland),
Unsec’d. Notes, RegS
5.875%	05/11/22		967	$1,047,986
Republic of Iceland (Iceland),
Unsec’d. Notes, 144A
5.875%	05/11/22		3,175	3,440,906
Republic of Serbia (Serbia),
Bonds, 144A
4.875%	02/25/20		5,580	5,580,000
Sr. Unsec’d. Notes, 144A
7.250%	09/28/21		2,320	2,598,632
Slovenia Government International Bond (Slovenia),
Bonds, 144A
5.850%	05/10/23		3,820	4,163,800
Sr. Unsec’d. Notes, 144A
5.500%	10/26/22		3,290	3,507,963
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes, 144A
7.500%	04/17/23		12,030	11,127,750
7.800%	11/28/22		12,450	11,531,813
9.250%	07/24/17		3,900	3,822,000

TOTAL SOVEREIGN ISSUES (cost $61,363,823)				60,305,720

TOTAL LONG-TERM INVESTMENTS (cost $361,628,136)				364,602,739

SHORT-TERM INVESTMENTS —38.3%
FOREIGN TREASURY BILLS(n) — 14.3%
Bank Negara Malaysia Monetary Notes (Malaysia)
2.799%	05/15/14	MYR	1,360	414,989
2.799%	06/05/14	MYR	1,800	548,317
2.799%	06/10/14	MYR	6,300	1,918,333
2.799%	06/19/14	MYR	4,500	1,369,242
2.800%	07/03/14	MYR	1,310	398,151
2.880%	03/05/15	MYR	179,190	53,380,841
2.900%	10/28/14	MYR	1,660	499,777
Mexico Cetes (Mexico)
3.450%	09/18/14	MXN	3,763	283,619
3.630%	12/11/14	MXN	123,170	920,556
Monetary Authority of Singapore (Singapore)
0.250%	08/19/14	SGD	2,650	2,104,594
0.261%	05/09/14	SGD	860	683,501
0.261%	05/23/14	SGD	2,890	2,296,662
Singapore Treasury Bills (Singapore)
0.196%	05/02/14	SGD	27,450	21,817,458
0.281%	05/16/14	SGD	990	786,784

TOTAL FOREIGN TREASURY BILLS (cost $88,128,231)				87,422,824

	Shares	Value
AFFILIATED MONEY MARKET MUTUAL FUND — 24.0%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $146,441,876)(w)	146,441,876	$146,441,876

TOTAL SHORT-TERM INVESTMENTS (cost $234,570,107)		233,864,700

TOTAL INVESTMENTS — 98.1% (cost $596,198,243)		598,467,439
Other assets in excess of liabilities(x) — 1.9%		11,317,732

NET ASSETS — 100.0%		$609,785,171

The following abbreviations are used in the Portfolio descriptions:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
LIBOR	London Interbank Offered Rate
TIPS	Treasury Inflation Protected Security
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesia Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(n)	Rate shown reflects yield to maturity at purchase date.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST TEMPLETON GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2014:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Chilean Peso,
Expiring 05/09/14	Deutsche Bank	CLP	9,643,200	$19,600,000	$17,512,140	$(2,087,860)
Indian Rupee,
Expiring 05/13/14	JPMorgan Chase	INR	402,975	6,337,177	6,673,526	336,349
Expiring 06/13/14	JPMorgan Chase	INR	402,975	6,538,667	6,626,803	88,136
Malaysian Ringgit,
Expiring 06/20/14	Hong Kong & Shanghai Bank	MYR	9,530	2,905,222	2,902,104	(3,118)
Expiring 02/23/15	Hong Kong & Shanghai Bank	MYR	2,640	785,714	791,224	5,510
Mexican Peso,
Expiring 05/09/14	Citigroup Global Markets	MXN	258,602	20,830,000	19,747,965	(1,082,035)
Expiring 06/09/14	Citigroup Global Markets	MXN	11,258	850,595	857,594	6,999
Expiring 06/10/14	Citigroup Global Markets	MXN	11,245	848,321	856,554	8,233
Expiring 06/12/14	Citigroup Global Markets	MXN	22,868	1,727,770	1,741,623	13,853
Expiring 06/13/14	Citigroup Global Markets	MXN	14,239	1,063,245	1,084,384	21,139
Expiring 06/20/14	Citigroup Global Markets	MXN	8,845	664,498	673,221	8,723
Expiring 07/10/14	Citigroup Global Markets	MXN	15,206	1,145,682	1,155,597	9,915
Expiring 12/16/14	Citigroup Global Markets	MXN	13,668	1,029,900	1,025,536	(4,364)
Expiring 12/18/14	Citigroup Global Markets	MXN	6,553	492,199	491,584	(615)
Expiring 01/12/15	Citigroup Global Markets	MXN	15,720	1,171,361	1,176,901	5,540
Expiring 03/17/15	Citigroup Global Markets	MXN	3,722	272,666	277,237	4,571
Expiring 03/24/15	Citigroup Global Markets	MXN	19,827	1,474,126	1,475,879	1,753
Expiring 03/24/15	Citigroup Global Markets	MXN	10,872	795,355	809,326	13,971
Philippine Peso,
Expiring 06/25/14	JPMorgan Chase	PHP	101,500	2,291,714	2,258,550	(33,164)
Expiring 06/26/14	Deutsche Bank	PHP	184,164	4,171,962	4,097,848	(74,114)
Expiring 06/27/14	JPMorgan Chase	PHP	18,000	412,844	400,510	(12,334)
Singapore Dollar,
Expiring 05/14/14	JPMorgan Chase	SGD	22,566	18,161,877	17,940,202	(221,675)

				$93,570,895	$90,576,308	$(2,994,587)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Euro,
Expiring 05/09/14	Barclays Capital Group	EUR	43,310	$56,814,060	$59,661,482	$(2,847,422)
Expiring 07/25/14	Deutsche Bank	EUR	1,088	1,439,026	1,498,690	(59,664)
Expiring 07/25/14	Goldman Sachs & Co.	EUR	1,087	1,439,036	1,497,312	(58,276)
Expiring 11/12/14	Citigroup Global Markets	EUR	32,935	43,916,601	45,368,858	(1,452,257)
Expiring 11/17/14	Citigroup Global Markets	EUR	3,015	4,054,331	4,153,327	(98,996)
Expiring 01/30/15	Deutsche Bank	EUR	4,310	5,890,908	5,937,923	(47,015)
Expiring 02/03/15	Deutsche Bank	EUR	3,720	5,042,274	5,125,109	(82,835)
Expiring 02/10/15	Goldman Sachs & Co.	EUR	24,160	32,860,501	33,286,040	(425,539)
Japanese Yen,
Expiring 04/07/14	Deutsche Bank	JPY	1,198,698	12,330,000	11,614,047	715,953
Expiring 06/03/14	Deutsche Bank	JPY	2,546,462	25,250,000	24,679,937	570,063
Expiring 06/04/14	JPMorgan Chase	JPY	1,091,053	10,820,000	10,574,378	245,622
Expiring 06/09/14	Citigroup Global Markets	JPY	172,800	1,742,462	1,674,802	67,660
Expiring 06/09/14	Hong Kong & Shanghai Bank	JPY	258,800	2,613,877	2,508,327	105,550
Expiring 06/09/14	JPMorgan Chase	JPY	173,500	1,742,580	1,681,587	60,993
Expiring 06/10/14	Barclays Capital Group	JPY	230,430	2,367,848	2,233,372	134,476
Expiring 06/10/14	Hong Kong & Shanghai Bank	JPY	245,410	2,537,009	2,378,561	158,448
Expiring 06/10/14	JPMorgan Chase	JPY	166,420	1,691,321	1,612,975	78,346
Expiring 06/11/14	Deutsche Bank	JPY	81,300	846,029	787,980	58,049
Expiring 06/11/14	JPMorgan Chase	JPY	227,370	2,367,855	2,203,725	164,130
Expiring 06/17/14	JPMorgan Chase	JPY	95,900	1,014,976	929,515	85,461
Expiring 06/20/14	Deutsche Bank	JPY	322,610	3,139,879	3,126,958	12,921
Expiring 07/24/14	Citigroup Global Markets	JPY	133,855	1,345,462	1,297,677	47,785

AST TEMPLETON GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2014 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Japanese Yen (cont’d.),
Expiring 07/24/14	JPMorgan Chase	JPY	206,000	$2,067,650	$1,997,097	$70,553
Expiring 07/25/14	JPMorgan Chase	JPY	71,800	724,338	696,080	28,258
Expiring 12/22/14	Deutsche Bank	JPY	322,050	3,139,853	3,125,993	13,860
Expiring 12/22/14	Hong Kong & Shanghai Bank	JPY	322,540	3,139,809	3,130,750	9,059
Expiring 12/26/14	Barclays Capital Group	JPY	140,390	1,353,874	1,362,754	(8,880)
Expiring 12/26/14	Citigroup Global Markets	JPY	112,290	1,083,101	1,089,989	(6,888)
Expiring 12/26/14	Citigroup Global Markets	JPY	106,720	1,028,950	1,035,922	(6,972)
Expiring 01/08/15	Goldman Sachs & Co.	JPY	99,910	963,350	969,938	(6,588)
Expiring 01/15/15	Barclays Capital Group	JPY	347,950	3,355,226	3,378,166	(22,940)
Expiring 01/15/15	JPMorgan Chase	JPY	226,190	2,180,891	2,196,026	(15,135)
Expiring 02/06/15	JPMorgan Chase	JPY	319,300	3,162,369	3,100,659	61,710
Expiring 02/06/15	Standard Chartered PLC	JPY	319,400	3,162,455	3,101,631	60,824
Expiring 02/09/15	Barclays Capital Group	JPY	319,440	3,162,444	3,102,108	60,336
Expiring 02/09/15	JPMorgan Chase	JPY	320,140	3,162,498	3,108,906	53,592
Expiring 02/10/15	Goldman Sachs & Co.	JPY	3,655,508	36,189,560	35,499,270	690,290
Expiring 03/09/15	Barclays Capital Group	JPY	215,933	2,111,642	2,097,506	14,136
Singapore Dollar,
Expiring 05/14/14	JPMorgan Chase	SGD	5,540	4,374,415	4,404,260	(29,845)

				$295,628,460	$297,229,637	$(1,601,177)

Cross currency exchange contracts outstanding at March 31, 2014:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)(1)	Counterparty
05/09/14	Buy	HUF	1,419,444	EUR	4,680	$(98,251)	Deutsche Bank
02/23/15	Buy	HUF	1,314,000	EUR	4,106	127,477	Deutsche Bank
05/12/14	Buy	SEK	201,465	EUR	23,380	(1,100,299)	Deutsche Bank

						$(1,071,073)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2014.

Interest rate swap agreements outstanding at March 31, 2014:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation(2)
Exchange-traded swap agreements:
17,130	03/31/24	2.788%	3 month LIBOR(1)	$—	$70,343	$70,343
8,150	03/31/44	3.488%	3 month LIBOR(1)	—	57,709	57,709

				$—	$128,052	$128,052

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2014.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

AST TEMPLETON GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Foreign Bonds	$—	$304,297,019	$—
Sovereign Issues	—	60,305,720	—
Foreign Treasury Bills	—	87,422,824	—
Affiliated Money Market Mutual Fund	146,441,876	—	—
Other Financial Instruments*
Foreign Forward Currency Contracts	—	(5,666,837)	—
Interest Rate Swaps	—	128,052	—

Total	$146,441,876	$446,486,778	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 2014 were as follows:

Foreign Bonds	49.9%
Affiliated Money Market Mutual Fund	24.0
Foreign Treasury Bills	14.3

Sovereign Issues	9.9%

98.1
Other assets in excess of other liabilities	1.9

100.0%

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 87.9%
COMMON STOCKS — 86.0%
Aerospace & Defense — 2.2%
Bombardier, Inc. (Canada) (Class B Stock)	330,800	$1,229,840
Cubic Corp.	113,380	5,790,317
DigitalGlobe, Inc.*	45,022	1,306,088
Lockheed Martin Corp.	45,490	7,425,788
Northrop Grumman Corp.	59,631	7,357,273
QinetiQ Group PLC (United Kingdom)	479,594	1,811,587
Safran SA (France)	26,328	1,824,002
Textron, Inc.	50,800	1,995,932
United Technologies Corp.	130,922	15,296,926

		44,037,753

Air Freight & Logistics — 1.0%
Atlas Air Worldwide Holdings, Inc.*	27,410	966,751
FedEx Corp.	8,115	1,075,724
United Parcel Service, Inc. (Class B Stock)	164,420	16,011,220
UTi Worldwide, Inc.	133,255	1,411,170

		19,464,865

Airlines — 0.2%
Spirit Airlines, Inc.*	40,969	2,433,559
United Continental Holdings, Inc.*(a)	40,431	1,804,436

		4,237,995

Auto Components — 0.6%
Allison Transmission Holdings, Inc.	291,540	8,728,708
Hyundai Mobis Co. Ltd. (South Korea)	2,601	771,713
Tenneco, Inc.*	24,151	1,402,449
Toyota Industries Corp. (Japan)	25,800	1,239,977
Xingda International Holdings Ltd. (China)	1,311,000	656,777

		12,799,624

Automobiles — 0.9%
Brilliance China Automotive Holdings Ltd. (China)	886,000	1,355,372
Dongfeng Motor Group Co. Ltd. (China) (Class H Stock)	562,000	797,156
Harley-Davidson, Inc.	109,570	7,298,458
Hyundai Motor Co. (South Korea)	15,506	3,666,414
Isuzu Motors Ltd. (Japan)	852,000	4,891,976

		18,009,376

Banks — 6.2%
Alpha Bank A.E. (Greece)*	579,496	568,638
Bank of America Corp.	357,935	6,156,482
Bank of Ireland (Ireland)*	3,621,682	1,542,305
BNP Paribas SA (France)	37,827	2,916,445
BOK Financial Corp.	59,674	4,120,490
Citigroup, Inc.	14,790	704,004
Cullen/Frost Bankers, Inc.	16,045	1,243,969
Erste Group Bank AG (Austria)	118,568	4,056,174
First Midwest Bancorp, Inc.	144,380	2,466,010
First Niagara Financial Group, Inc.	154,470	1,459,741
First Republic Bank	60,280	3,254,517
Hancock Holding Co.	43,970	1,611,501
International Bancshares Corp.	104,331	2,616,621
JPMorgan Chase & Co.	297,147	18,039,794
Kasikornbank PCL (Thailand), NVDR	461,600	2,540,199
M&T Bank Corp.(a)	86,225	10,459,093
MB Financial, Inc.	65,530	2,028,809
Mitsubishi UFJ Financial Group, Inc. (Japan)	691,578	3,808,372

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Piraeus Bank SA (Greece)*	231,507	$634,425
PNC Financial Services Group, Inc. (The)	291,539	25,363,893
Royal Bank of Scotland Group PLC (United Kingdom)*	113,905	590,958
Sberbank of Russia (Russia), ADR	18,300	178,791
Shinhan Financial Group Co. Ltd. (South Korea)	20,800	920,322
Standard Chartered PLC (United Kingdom)	51,822	1,083,623
Webster Financial Corp.	88,055	2,734,988
Wells Fargo & Co.	468,390	23,297,719

		124,397,883

Beverages — 2.1%
AMBEV SA (Brazil), ADR	229,425	1,700,039
Anheuser-Busch InBev NV (Belgium)	23,598	2,485,244
Anheuser-Busch InBev NV (Belgium), ADR(a)	116,914	12,311,044
C&C Group PLC (Ireland), (CHI-X)	48,705	317,310
C&C Group PLC (Ireland), (XLON)	338,811	2,217,136
Constellation Brands, Inc. (Class A Stock)*	12,740	1,082,518
Diageo PLC (United Kingdom)	322,665	10,021,620
Diageo PLC (United Kingdom), ADR	46,900	5,843,271
LT Group, Inc. (Philippines)	2,431,700	947,621
Molson Coors Brewing Co. (Class B Stock)	103,786	6,108,844

		43,034,647

Biotechnology — 1.2%
Actelion Ltd. (Switzerland)*	24,369	2,309,411
Alkermes PLC*	16,325	719,769
Amgen, Inc.	66,565	8,210,127
Biogen Idec, Inc.*	11,600	3,548,092
Celgene Corp.*	30,118	4,204,473
Gilead Sciences, Inc.*	26,215	1,857,595
Regeneron Pharmaceuticals, Inc.*	6,546	1,965,633
Vertex Pharmaceuticals, Inc.*	24,800	1,753,856

		24,568,956

Building Products — 1.0%
Armstrong World Industries, Inc.*	40,326	2,147,359
China Lesso Group Holdings Ltd. (China)	708,000	393,300
Cie de Saint-Gobain (France)	55,873	3,373,306
Lennox International, Inc.	103,288	9,389,912
Masco Corp.	132,270	2,937,717
Owens Corning	46,615	2,012,370

		20,253,964

Capital Markets — 3.2%
Ares Capital Corp.	104,615	1,843,316
Artisan Partners Asset Management, Inc. (Class A Stock)	20,556	1,320,723
BlackRock, Inc.	77,463	24,360,564
CETIP SA - Mercados Organizados (Brazil)	371,500	4,479,612
Credit Suisse Group AG (Switzerland)*	137,958	4,465,436
EFG International AG (Switzerland)*	142,083	1,848,260
Julius Baer Group Ltd. (Switzerland)*	147,657	6,557,560
LPL Financial Holdings, Inc.	31,320	1,645,553
Nomura Holdings, Inc. (Japan)	297,622	1,909,210
Partners Group Holding AG (Switzerland)	6,999	1,965,930
SEI Investments Co.	172,930	5,812,177
Solar Capital Ltd.	71,793	1,563,652
UBS AG (Switzerland), (CHI-X)*	130,100	2,692,206

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Capital Markets (cont’d.)
UBS AG (Switzerland), (NYSE)*	221,888	$4,597,519

		65,061,718

Chemicals — 1.9%
Akzo Nobel NV (Netherlands)	63,350	5,166,879
Dow Chemical Co. (The)	144,180	7,005,706
Huabao International Holdings Ltd. (Hong Kong)	2,985,000	1,370,148
Innospec, Inc.	40,275	1,821,638
JSR Corp. (Japan)	143,363	2,652,335
Koppers Holdings, Inc.	45,615	1,880,706
Monsanto Co.	17,095	1,944,898
Platform Specialty Products Corp.*	80,206	1,527,924
Praxair, Inc.	75,046	9,828,775
Sensient Technologies Corp.	34,505	1,946,427
Sherwin-Williams Co. (The)	15,800	3,114,654

		38,260,090

Commercial Services & Supplies — 1.2%
ACCO Brands Corp.*	418,855	2,580,147
ADT Corp. (The)(a)	35,815	1,072,659
Clean Harbors, Inc.*(a)	159,002	8,711,720
Edenred (France)	81,104	2,544,208
G&K Services, Inc. (Class A Stock)	55,745	3,409,922
United Stationers, Inc.(a)	83,925	3,446,800
Waste Connections, Inc.	74,675	3,275,246

		25,040,702

Communications Equipment — 1.8%
Cisco Systems, Inc.	1,035,386	23,203,000
F5 Networks, Inc.*	20,814	2,219,397
Juniper Networks, Inc.*	75,350	1,941,016
Motorola Solutions, Inc.	91,650	5,892,179
Palo Alto Networks, Inc.*	29,593	2,030,080
QUALCOMM, Inc.	15,765	1,243,228

		36,528,900

Construction & Engineering — 0.6%
Jacobs Engineering Group, Inc.*	99,095	6,292,533
KBR, Inc.	103,800	2,769,384
Vinci SA (France)	28,541	2,118,591

		11,180,508

Construction Materials — 0.2%
BBMG Corp. (China) (Class H Stock)	571,000	445,303
China Resources Cement Holdings Ltd. (Hong Kong)	666,000	526,171
CRH PLC (Ireland)	86,685	2,427,195

		3,398,669

Containers & Packaging — 1.7%
AptarGroup, Inc.	22,765	1,504,767
Ball Corp.	134,240	7,357,694
Crown Holdings, Inc.*	23,500	1,051,390
DS Smith PLC (United Kingdom)	769,894	4,172,582
Graphic Packaging Holding Co.*	475,350	4,829,556
Greif, Inc. (Class A Stock)	32,430	1,702,251
Packaging Corp. of America	58,540	4,119,460
Rock-Tenn Co. (Class A Stock)	15,132	1,597,485
Silgan Holdings, Inc.	51,395	2,545,080
Smurfit Kappa Group PLC (Ireland)	45,921	1,113,692

	Shares	Value
COMMON STOCKS (Continued)
Containers & Packaging (cont’d.)
Vidrala SA (Spain)	93,102	$5,000,960

		34,994,917

Diversified Consumer Services — 0.4%
Anhanguera Educacional Participacoes SA (Brazil)	361,030	2,241,918
ITT Educational Services, Inc.*(a)	82,920	2,378,146
Matthews International Corp. (Class A Stock)	61,085	2,492,879
New Oriental Education & Technology Group (China), ADR	57,504	1,687,742

		8,800,685

Diversified Financial Services — 0.6%
Ackermans & van Haaren NV (Belgium)	25,501	3,223,750
Berkshire Hathaway, Inc. (Class B Stock) *	36,015	4,500,795
IntercontinentalExchange Group, Inc.	8,300	1,641,989
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	158,700	779,072
Moody’s Corp.	30,605	2,427,589

		12,573,195

Diversified Telecommunication Services — 1.5%
Hellenic Telecommunications Organization SA (Greece)*	452,763	7,473,331
Koninklijke KPN NV (Netherlands)*	468,169	1,652,684
Level 3 Communications, Inc.*	25,100	982,414
Nippon Telegraph & Telephone Corp. (Japan)	91,340	4,963,564
Telenor ASA (Norway)	255,686	5,659,055
Verizon Communications, Inc.	179,775	8,551,897

		29,282,945

Electric Utilities — 0.2%
Korea Electric Power Corp. (South Korea)	10,930	375,174
Westar Energy, Inc.(a)	34,275	1,205,109
Xcel Energy, Inc.	94,800	2,878,128

		4,458,411

Electrical Equipment — 1.1%
Acuity Brands, Inc.	11,402	1,511,563
Eaton Corp. PLC	167,780	12,603,634
Emerson Electric Co.	67,672	4,520,490
Schneider Electric SA (France)	46,645	4,133,997

		22,769,684

Electronic Equipment, Instruments & Components — 1.0%
Belden, Inc.	95,575	6,652,020
Cognex Corp.*	53,117	1,798,542
Coherent, Inc.*	23,615	1,543,240
Largan Precision Co. Ltd. (Taiwan)	73,160	3,477,518
MTS Systems Corp.	19,745	1,352,335
ScanSource, Inc.*	51,390	2,095,170
WPG Holdings Ltd. (Taiwan)	686,000	829,213
Zebra Technologies Corp. (Class A Stock)*	32,730	2,271,789

		20,019,827

Energy Equipment & Services — 0.4%
Era Group, Inc.*	66,210	1,940,615
Halliburton Co.	56,600	3,333,174
SEACOR Holdings, Inc.*(a)	23,960	2,070,623

		7,344,412

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Food & Staples Retailing — 0.6%
Alimentation Couche Tard, Inc. (Canada) (Class B Stock)	9,975	$806,752
Casey’s General Stores, Inc.	30,265	2,045,611
CVS Caremark Corp.	11,000	823,460
Sprouts Farmers Market, Inc.*	44,400	1,599,732
Total Produce PLC (Ireland)*	2,297,100	3,164,616
Walgreen Co.	20,560	1,357,577
Whole Foods Market, Inc.	36,339	1,842,751

		11,640,499

Food Products — 2.2%
Aryzta AG (Switzerland)*	40,884	3,615,177
Cranswick PLC (United Kingdom)	373,087	7,618,926
Greencore Group PLC (Ireland)	1,100,320	5,057,403
Keurig Green Mountain, Inc.	30,066	3,174,669
Kraft Foods Group, Inc.	211,802	11,882,092
Origin Enterprises PLC (Ireland)*	217,941	2,281,885
Post Holdings, Inc.*(a)	27,690	1,526,273
Unilever NV (Netherlands)	147,010	6,045,051
WhiteWave Foods Co. (The) (Class A Stock)*	81,106	2,314,765

		43,516,241

Gas Utilities — 1.3%
Atmos Energy Corp.	33,380	1,573,199
China Resources Gas Group Ltd. (China)	198,000	631,185
ENN Energy Holdings Ltd. (China)	134,500	938,324
Laclede Group, Inc. (The)	27,715	1,306,762
New Jersey Resources Corp.	15,445	769,161
Snam SpA (Italy)	150,107	879,261
UGI Corp.	430,359	19,628,674
WGL Holdings, Inc.	36,140	1,447,768

		27,174,334

Health Care Equipment & Supplies — 1.1%
DexCom, Inc.*	42,639	1,763,549
Haemonetics Corp.*	30,900	1,007,031
HeartWare International, Inc.*	20,551	1,927,273
ICU Medical, Inc.*	54,450	3,260,466
Medtronic, Inc.	181,402	11,163,479
Olympus Corp. (Japan)*	30,600	977,079
STERIS Corp.	38,475	1,837,181

		21,936,058

Health Care Providers & Services — 1.7%
Amsurg Corp.*	53,755	2,530,785
Cardinal Health, Inc.	137,362	9,612,593
Catamaran Corp.*	51,248	2,293,860
Laboratory Corp. of America Holdings*(a)	56,290	5,528,241
Synergy Health PLC (United Kingdom)	139,421	3,208,149
Team Health Holdings, Inc.*	31,352	1,403,002
UnitedHealth Group, Inc.	119,880	9,828,961

		34,405,591

Health Care Technology — 0.2%
Allscripts Healthcare Solutions, Inc.*	117,850	2,124,835
MedAssets, Inc.*	58,260	1,439,605

		3,564,440

Hotels, Restaurants & Leisure — 1.7%
Accor SA (France)	32,243	1,650,110
Bloomin’ Brands, Inc.*	78,755	1,897,995

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Buffalo Wild Wings, Inc.*(a)	11,768	$1,752,255
Home Inns & Hotels Management, Inc. (China)*	45,800	1,478,882
Life Time Fitness, Inc.*(a)	27,676	1,331,216
McDonald’s Corp.	171,644	16,826,261
Melco Crown Entertainment Ltd. (Hong Kong), ADR*	45,688	1,765,841
OPAP SA (Greece)	74,126	1,190,193
Panera Bread Co. (Class A Stock)*	12,438	2,194,934
Wyndham Worldwide Corp.	19,968	1,462,257
Wynn Macau Ltd. (Macau)	596,876	2,484,308

		34,034,252

Household Durables — 1.1%
De’longhi SpA (Italy)	28,918	651,622
Helen of Troy Ltd.*	36,190	2,505,434
Lennar Corp. (Class A Stock)(a)	38,166	1,512,137
NVR, Inc.*	9,525	10,925,175
Persimmon PLC (United Kingdom)*	45,575	1,023,690
Pulte Group, Inc.	206,000	3,953,140
Whirlpool Corp.	16,452	2,458,916

		23,030,114

Independent Power and Renewable Electricity Producers — 0.1%
China Longyuan Power Group Corp. (China) (Class H Stock)	765,000	770,876
Huadian Fuxin Energy Corp. Ltd. (China)	1,058,000	578,367
NTPC Ltd. (India)	532,975	1,071,908

		2,421,151

Industrial Conglomerates — 1.0%
3M Co.	42,170	5,720,782
Carlisle Cos., Inc.	43,925	3,485,009
Nava Bharat Ventures Ltd. (India)	236,602	626,470
Rheinmetall AG (Germany)	13,764	969,080
Shanghai Industrial Holdings Ltd. (China)	294,000	981,859
Siemens AG (Germany)	29,572	3,988,179
Siemens AG (Germany), ADR(a)	27,936	3,775,550

		19,546,929

Insurance — 4.3%
ACE Ltd.	106,999	10,599,321
AIA Group Ltd. (Hong Kong)	770,481	3,664,523
Alleghany Corp.*	17,650	7,190,257
American International Group, Inc.	76,090	3,805,261
Assured Guaranty Ltd.	57,045	1,444,379
Delta Lloyd NV (Netherlands)	123,745	3,430,463
Fairfax Financial Holdings Ltd. (Canada)	10,600	4,602,442
Markel Corp.*	13,749	8,195,779
Marsh & McLennan Cos., Inc.	420,591	20,735,136
Platinum Underwriters Holdings Ltd.	25,685	1,543,669
Primerica, Inc.	61,035	2,875,359
Reinsurance Group of America, Inc.	37,520	2,987,718
Swiss Re AG (Switzerland)*	21,136	1,961,720
T&D Holdings, Inc. (Japan)	97,700	1,162,787
Tokio Marine Holdings, Inc. (Japan)	69,370	2,080,433
White Mountains Insurance Group Ltd.*	8,995	5,396,101
XL Group PLC (Ireland)	111,115	3,472,344
Zurich Insurance Group AG (Switzerland)*	7,958	2,444,019

		87,591,711

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Internet & Catalog Retail — 1.4%
Amazon.com, Inc.*	12,463	$4,194,049
Groupon, Inc.*(a)	256,600	2,011,744
HomeAway, Inc.*	41,200	1,552,004
HSN, Inc.	48,605	2,903,177
Hyundai Home Shopping Network Corp. (South Korea)	12,180	1,790,607
Liberty Interactive Corp. (Class A Stock) *	112,205	3,239,358
Netflix, Inc.*	7,329	2,580,028
priceline.com, Inc.*	5,517	6,575,657
Rakuten, Inc. (Japan)	53,500	714,634
Start Today Co. Ltd. (Japan)	18,548	474,500
TripAdvisor, Inc.*(a)	18,705	1,694,486

		27,730,244

Internet Software & Services — 1.9%
21Vianet Group, Inc. (China), ADR*(a)	20,610	591,507
Akamai Technologies, Inc.*	32,366	1,884,025
Angie’s List, Inc.*(a)	62,771	764,551
Daum Communications Corp. (South Korea)	18,918	1,391,094
Demandware, Inc.*	12,274	786,272
Dena Co. Ltd. (Japan)	93,231	1,684,090
Facebook, Inc. (Class A Stock)*	80,656	4,858,717
Google, Inc. (Class A Stock)*	11,737	13,081,004
IAC/InterActiveCorp.	112,888	8,059,074
NetEase, Inc. (China), ADR(a)	15,825	1,065,023
Yahoo!, Inc.*	51,127	1,835,459
Yelp, Inc.*	6,338	487,582
Zillow, Inc. (Class A Stock)*(a)	23,425	2,063,743

		38,552,141

IT Services — 1.9%
Accenture PLC (Class A Stock)	166,460	13,270,191
Automatic Data Processing, Inc.	105,494	8,150,466
Cognizant Technology Solutions Corp. (Class A Stock)*	35,779	1,810,775
Fidelity National Information Services, Inc.	94,220	5,036,059
Fiserv, Inc.*	46,045	2,610,291
Forrester Research, Inc.	61,320	2,198,322
MAXIMUS, Inc.	31,405	1,408,828
Visa, Inc. (Class A Stock)(a)	13,506	2,915,405

		37,400,337

Leisure Products — 0.5%
Mattel, Inc.	247,904	9,943,429

Life Sciences Tools & Services — 0.4%
Charles River Laboratories International, Inc.*	69,755	4,209,017
Covance, Inc.*	20,846	2,165,899
ICON PLC (Ireland)*	48,395	2,301,182

		8,676,098

Machinery — 1.9%
AGCO Corp.	29,837	1,645,809
Albany International Corp. (Class A Stock)	85,935	3,054,130
ESCO Technologies, Inc.	54,750	1,926,653
IDEX Corp.	49,840	3,632,838
Luxfer Holdings PLC (United Kingdom), ADR	61,900	1,212,002
Mueller Industries, Inc.	111,460	3,342,685
OKUMA Corp. (Japan)	192,320	1,549,688
PACCAR, Inc.	115,840	7,812,250

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Pall Corp.	66,637	$5,962,012
Parker Hannifin Corp.	35,029	4,193,322
SMC Corp. (Japan)	6,372	1,680,507
Vallourec SA (France)	27,402	1,486,576
WABCO Holdings, Inc.*	11,337	1,196,734

		38,695,206

Marine — 0.4%
Irish Continental Group PLC (Ireland)	216,404	9,078,074

Media — 1.7%
Airmedia Group, Inc. (China), ADR*	85,900	204,442
DIRECTV*	83,794	6,403,537
DISH Network Corp. (Class A Stock)*	68,325	4,250,498
DreamWorks Animation SKG, Inc. (Class A Stock)*(a)	67,595	1,794,647
Imax Corp. (Canada)*	49,552	1,354,256
Interpublic Group of Cos., Inc. (The)	133,700	2,291,618
ProSiebenSat.1 Media AG (Germany)(a)	103,024	4,725,655
Publicis Groupe SA (France)	25,494	2,301,638
Wolters Kluwer NV (Netherlands)	71,944	2,028,203
WPP PLC (United Kingdom)	387,743	8,011,538

		33,366,032

Metals & Mining — 0.2%
Barrick Gold Corp. (Canada)	64,380	1,147,895
Monnet Ispat & Energy Ltd. (India)	91,713	136,200
Rio Tinto PLC (United Kingdom)	38,113	2,125,463

		3,409,558

Multiline Retail — 0.4%
Fred’s, Inc. (Class A Stock)	149,060	2,684,571
Intime Retail Group Co. Ltd. (China)	1,705,500	1,833,386
Maoye International Holdings Ltd. (China)	4,123,000	616,730
Marks & Spencer Group PLC (United Kingdom)	207,291	1,560,459
Ryohin Keikaku Co. Ltd. (Japan)	11,665	1,124,723

		7,819,869

Multi-Utilities — 0.3%
National Grid PLC (United Kingdom)	429,341	5,899,792

Oil, Gas & Consumable Fuels — 4.3%
Anadarko Petroleum Corp.	99,159	8,404,717
Athlon Energy, Inc.*	14,100	499,845
BG Group PLC (United Kingdom)	792,400	14,793,465
BP PLC (United Kingdom)	404,981	3,254,023
Cabot Oil & Gas Corp.	14,000	474,320
Canadian Natural Resources Ltd. (Canada)	23,030	882,660
Chevron Corp.	79,680	9,474,749
Cobalt International Energy, Inc.*	58,206	1,066,334
Diamondback Energy, Inc.*	35,184	2,368,235
Energen Corp.	21,977	1,775,961
Exxon Mobil Corp.	108,773	10,624,947
Occidental Petroleum Corp.	53,750	5,121,838
PetroChina Co. Ltd. (China) (Class H Stock)	1,368,000	1,485,966
Pioneer Natural Resources Co.	17,370	3,250,622
Range Resources Corp.	15,390	1,276,908
Scorpio Tankers, Inc.	325,980	3,250,021
Southwestern Energy Co.*	97,425	4,482,524
Statoil ASA (Norway)	64,206	1,811,554
Suncor Energy, Inc. (Canada)	236,245	8,259,125
Valero Energy Corp.	67,764	3,598,268

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Whiting Petroleum Corp.*	18,325	$1,271,572

		87,427,654

Paper & Forest Products — 0.5%
Deltic Timber Corp.	34,055	2,221,408
International Paper Co.	57,980	2,660,122
KapStone Paper and Packaging Corp.*	196,335	5,662,301

		10,543,831

Personal Products
Coty, Inc.	48,517	726,785

Pharmaceuticals — 6.1%
Actavis PLC*(a)	15,682	3,228,140
AstraZeneca PLC (United Kingdom)	133,312	8,642,163
AstraZeneca PLC (United Kingdom), ADR	157,900	10,244,552
Bristol-Myers Squibb Co.	125,188	6,503,517
Daiichi Sankyo Co. Ltd. (Japan)	188,140	3,170,245
Eisai Co. Ltd. (Japan)	28,600	1,111,740
Eli Lilly & Co.	117,714	6,928,646
Forest Laboratories, Inc.*	17,940	1,655,324
H Lundbeck A/S (Denmark)	22,310	687,280
Johnson & Johnson	197,127	19,363,785
Merck & Co., Inc.	529,896	30,082,196
Roche Holding AG (Switzerland)	87,082	26,191,111
Salix Pharmaceuticals Ltd.*(a)	17,772	1,841,357
Shionogi & Co. Ltd. (Japan)	57,700	1,066,700
UCB SA (Belgium)	28,893	2,317,981

		123,034,737

Professional Services — 0.5%
Experian PLC (United Kingdom)	165,832	2,992,543
FTI Consulting, Inc.*	11,000	366,740
Huron Consulting Group, Inc.*	32,180	2,039,568
IHS, Inc. (Class A Stock)*	16,470	2,001,105
Manpowergroup, Inc.	22,300	1,757,909

		9,157,865

Real Estate Investment Trusts (REITs) — 0.9%
Campus Crest Communities, Inc.(a)	153,260	1,330,297
Corrections Corp. of America	56,954	1,783,799
DiamondRock Hospitality Co.	113,650	1,335,387
Education Realty Trust, Inc.	166,800	1,646,316
Equity Lifestyle Properties, Inc.	62,725	2,549,771
Eurobank Properties Real Estate Investment Co. (Greece)*	304,454	3,816,842
Kennedy Wilson Europe Real Estate PLC (United Kingdom)*	179,610	3,114,122
Mid-America Apartment Communities, Inc.	26,895	1,836,122
Summit Hotel Properties, Inc.	155,821	1,446,019

		18,858,675

Real Estate Management & Development — 0.1%
Realogy Holdings Corp.*	30,970	1,345,647

Road & Rail — 0.3%
AMERCO	800	185,696
Canadian National Railway Co. (Canada)	56,935	3,198,763
Hertz Global Holdings, Inc.*	67,181	1,789,702

		5,174,161

Semiconductors & Semiconductor Equipment — 2.8%
Altera Corp.	133,730	4,846,375
Analog Devices, Inc.	265,204	14,092,941

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Applied Materials, Inc.(a)	45,300	$925,026
First Solar, Inc.*(a)	18,200	1,270,178
Infineon Technologies AG (Germany)	156,936	1,872,289
Intel Corp.	403,165	10,405,689
JinkoSolar Holding Co. Ltd. (China), ADR*(a)	11,100	310,245
Linear Technology Corp.(a)	37,144	1,808,541
Maxim Integrated Products, Inc.	272,559	9,027,154
Micrel, Inc.	124,480	1,379,238
NXP Semiconductors NV (Netherlands)*	78,178	4,597,648
Wolfson Microelectronics PLC (United Kingdom)*	196,878	439,819
Xilinx, Inc.	107,420	5,829,683

		56,804,826

Software — 5.0%
Activision Blizzard, Inc.	263,855	5,393,196
Autodesk, Inc.*	82,528	4,058,727
Cadence Design Systems, Inc.*	142,885	2,220,433
Check Point Software Technologies Ltd. (Israel)*(a)	66,617	4,505,308
Comverse, Inc.*	99,580	3,443,476
Concur Technologies, Inc.*(a)	26,195	2,595,139
FactSet Research Systems, Inc.(a)	25,454	2,744,196
FleetMatics Group PLC*(a)	31,757	1,062,272
MICROS Systems, Inc.*	55,285	2,926,235
Microsoft Corp.	922,018	37,793,518
Open Text Corp. (Canada)(a)	55,508	2,648,287
Oracle Corp.	422,895	17,300,634
Salesforce.com, Inc.*(a)	31,932	1,822,998
Symantec Corp.	296,060	5,912,318
Tableau Software, Inc. (Class A Stock)*	10,379	789,634
Tyler Technologies, Inc.*	14,900	1,246,832
Verint Systems, Inc.*	91,711	4,303,997
Xero Ltd. (New Zealand)*	4,476	153,335

		100,920,535

Specialty Retail — 4.4%
Advance Auto Parts, Inc.	162,280	20,528,420
Ascena Retail Group, Inc.*	160,355	2,770,934
AutoZone, Inc.*(a)	7,335	3,939,629
Best Buy Co., Inc.	75,000	1,980,750
CarMax, Inc.*	20,630	965,484
Cato Corp. (The) (Class A Stock)	123,590	3,341,874
CST Brands, Inc.	61,070	1,907,827
Dick’s Sporting Goods, Inc.	30,786	1,681,223
Home Depot, Inc. (The)	119,675	9,469,883
Kingfisher PLC (United Kingdom)	348,410	2,449,579
Lowe’s Cos., Inc.	360,333	17,620,284
Lumber Liquidators Holdings, Inc.*(a)	4,831	453,148
Pier 1 Imports, Inc.	63,316	1,195,406
Rent-A-Center, Inc.	66,225	1,761,585
Restoration Hardware Holdings, Inc.*	26,390	1,942,040
Ross Stores, Inc.	22,566	1,614,597
Stage Stores, Inc.	123,215	3,012,607
Tiffany & Co.(a)	24,230	2,087,415
TJX Cos., Inc. (The)	172,889	10,485,718

		89,208,403

Technology Hardware, Storage & Peripherals — 1.2%
Apple, Inc.	12,120	6,505,289

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Diebold, Inc.(a)	68,610	$2,736,853
EMC Corp.	171,600	4,703,556
Hewlett-Packard Co	50,032	1,619,036
NetApp, Inc.	73,241	2,702,593
SanDisk Corp.(a)	66,146	5,370,394

		23,637,721

Textiles, Apparel & Luxury Goods — 0.6%
Brunello Cucinelli SpA (Italy)	1,997	52,895
China Dongxiang Group Co. (China)	2,645,000	526,432
Coach, Inc.	12,850	638,131
Lululemon Athletica, Inc.*(a)	51,913	2,730,105
PVH Corp.	43,714	5,454,196
Samsonite International SA (Hong Kong)	607,500	1,879,714

		11,281,473

Thrifts & Mortgage Finance — 0.1%
Northwest Bancshares, Inc.	165,600	2,417,760

Tobacco — 0.4%
British American Tobacco PLC (United Kingdom)	57,511	3,208,272
Japan Tobacco, Inc. (Japan)	15,800	495,921
Philip Morris International, Inc.	51,638	4,227,603

		7,931,796

Trading Companies & Distributors — 0.7%
GATX Corp.	46,990	3,189,681
HD Supply Holdings, Inc.*	76,230	1,993,415
MSC Industrial Direct Co., Inc. (Class A Stock)	90,155	7,800,211
WESCO International, Inc.*(a)	19,145	1,593,247

		14,576,554

Transportation Infrastructure — 0.1%
Groupe Eurotunnel SA (France)	135,184	1,725,651

Water Utilities — 0.2%
Guangdong Investment Ltd. (China)	4,811,170	4,600,105

Wireless Telecommunication Services — 0.3%
KDDI Corp. (Japan)	70,610	4,099,970
SK Telecom Co. Ltd. (South Korea)	5,080	1,030,928
Vodafone Group PLC (United Kingdom)	74,821	275,139

		5,406,037

TOTAL COMMON STOCKS (cost $1,494,205,724)		1,734,732,042

EXCHANGE TRADED FUNDS — 1.9%
iShares MSCI EAFE ETF	269,671	18,113,801
SPDR S&P 500 ETF Trust	103,239	19,309,823

TOTAL EXCHANGE TRADED FUNDS (cost $34,441,198)		37,423,624

	Units
RIGHTS*(l)
Banks
Alpha Bank A.E. (Greece), expiring 12/20/17 (cost $201,227)	151,687	367,792

	Units	Value
WARRANTS*(l)
Banks
Piraeus Bank SA (Greece), expiring 01/02/18	129,400	$194,313

Chemicals
Platform Specialty Products Corp., expiring 10/31/16	2	6

TOTAL WARRANTS (cost $171,566)		194,319

TOTAL LONG-TERM INVESTMENTS
(cost $1,529,019,715)		1,772,717,777

	Shares
SHORT-TERM INVESTMENTS — 18.2%
AFFILIATED MONEY MARKET MUTUAL FUND — 16.6%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $335,617,624; includes $93,108,906 of cash collateral for securities on loan)(b)(w)	335,617,624	335,617,624

	Notional Amount (000)#
OPTIONS PURCHASED*(l) — 1.6%
Put Options
S&P 500 Index, expiring 06/21/14, Strike Price $1,400.00	535	642,000
expiring 12/20/14, Strike Price $1,650.00	85	3,201,100
expiring 12/20/14, Strike Price $1,725.00	520	28,132,000

TOTAL OPTIONS PURCHASED (cost $80,742,200)		31,975,100

TOTAL SHORT-TERM INVESTMENTS (cost $416,359,824)		367,592,724

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 106.1% (cost $1,945,379,539)		2,140,310,501

OPTIONS WRITTEN*(l) — (1.8)%
Call Options
S&P 500 Index, expiring 06/21/14, Strike Price $1,850.00	380	(20,520,000)

Put Options
S&P 500 Index, expiring 12/20/14, Strike Price $1,475.00	85	(1,385,500)

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Notional Amount (000)#	Value
OPTIONS WRITTEN*(l) (Continued)
Put Options (cont’d.)
expiring 12/20/14, Strike Price $1,575.00	520	$(13,572,000)

		(14,957,500)

TOTAL OPTIONS WRITTEN (premiums received $24,342,068)		(35,477,500)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 104.3% (cost $1,921,037,471)		2,104,833,001
Liabilities in excess of other assets(x) — (4.3)%		(86,924,426)

NET ASSETS — 100.0%		$2,017,908,575

The following abbreviations are used in the Portfolio descriptions:
ADR	American Depositary Receipt
CHI-X	European Equity Exchange
EAFE	Europe, Australasia, Far East
ETF	Exchange Traded Fund
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipt
NYSE	New York Stock Exchange
SPDR	Standard & Poor’s Depositary Receipts
XLON	London Stock Exchange
*	Non-income producing security.
#	Notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $92,075,981; cash collateral of $93,108,906 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2014.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at March 31, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (1)(2)
Long Position:
1,070	S&P 500 E-Mini	Jun. 2014	$98,448,475	$99,756,100	$1,307,625

(1)	Cash of $4,627,750 has been segregated to cover requirements for open futures contracts as of March 31, 2014.

(2)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2014.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$40,402,164	$3,635,589	$—
Air Freight & Logistics	19,464,865	—	—
Airlines	4,237,995	—	—
Auto Components	10,131,157	2,668,467	—
Automobiles	7,298,458	10,710,918	—
Banks	105,736,422	18,661,461	—
Beverages	29,580,162	13,454,485	—
Biotechnology	22,259,545	2,309,411	—
Building Products	16,487,358	3,766,606	—
Capital Markets	47,471,376	17,590,342	—

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Level 1	Level 2	Level 3
Chemicals	$29,070,728	$9,189,362	$—
Commercial Services & Supplies	22,496,494	2,544,208	—
Communications Equipment	36,528,900	—	—
Construction & Engineering	9,061,917	2,118,591	—
Construction Materials	—	3,398,669	—
Containers & Packaging	29,708,643	5,286,274	—
Diversified Consumer Services	8,800,685	—	—
Diversified Financial Services	8,570,373	4,002,822	—
Diversified Telecommunication Services	9,534,311	19,748,634	—
Electric Utilities	4,083,237	375,174	—
Electrical Equipment	18,635,687	4,133,997	—
Electronic Equipment, Instruments & Components	15,713,096	4,306,731	—
Energy Equipment & Services	7,344,412	—	—
Food & Staples Retailing	11,640,499	—	—
Food Products	32,282,138	11,234,103	—
Gas Utilities	24,725,564	2,448,770	—
Health Care Equipment & Supplies	20,958,979	977,079	—
Health Care Providers & Services	31,197,442	3,208,149	—
Health Care Technology	3,564,440	—	—
Hotels, Restaurants & Leisure	28,709,641	5,324,611	—
Household Durables	21,354,802	1,675,312	—
Independent Power and Renewable Electricity Producers	—	2,421,151	—
Industrial Conglomerates	12,981,341	6,565,588	—
Insurance	72,847,766	14,743,945	—
Internet & Catalog Retail	24,750,503	2,979,741	—
Internet Software & Services	35,476,957	3,075,184	—
IT Services	37,400,337	—	—
Leisure Products	9,943,429	—	—
Life Sciences Tools & Services	8,676,098	—	—
Machinery	33,978,435	4,716,771	—
Marine	9,078,074	—	—
Media	16,298,998	17,067,034	—
Metals & Mining	1,147,895	2,261,663	—
Multiline Retail	2,684,571	5,135,298	—
Multi-Utilities	—	5,899,792	—
Oil, Gas & Consumable Fuels	66,082,646	21,345,008	—
Paper & Forest Products	10,543,831	—	—
Personal Products	726,785	—	—
Pharmaceuticals	79,847,517	43,187,220	—
Professional Services	6,165,322	2,992,543	—
Real Estate Investment Trusts (REITs)	18,858,675	—	—
Real Estate Management & Development	1,345,647	—	—
Road & Rail	5,174,161	—	—
Semiconductors & Semiconductor Equipment	54,932,537	1,872,289	—
Software	100,767,200	153,335	—
Specialty Retail	86,758,824	2,449,579	—
Technology Hardware, Storage & Peripherals	23,637,721	—	—
Textiles, Apparel & Luxury Goods	10,702,146	579,327	—
Thrifts & Mortgage Finance	2,417,760	—	—
Tobacco	4,227,603	3,704,193	—
Trading Companies & Distributors	14,576,554	—	—
Transportation Infrastructure	—	1,725,651	—
Water Utilities	—	4,600,105	—
Wireless Telecommunication Services	—	5,406,037	—
Exchange Traded Funds	37,423,624	—	—

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Level 1	Level 2	Level 3
Rights
Banks	367,792	—	—
Warrants
Banks	194,313	—	—
Chemicals	6	—	—
Affiliated Money Market Mutual Fund	335,617,624	—	—
Options Purchased	31,975,100	—	—
Options Written	(35,477,500)	—	—
Other Financial Instruments*
Futures	1,307,625	—	—

Total	$1,800,489,407	$305,651,219	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value
LONG-TERM INVESTMENTS — 99.6%
ASSET-BACKED SECURITIES — 3.4%

Non-Residential Mortgage-Backed Securities — 1.7%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A, 144A	2.802%	05/20/18	1,850	$1,913,240
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 144A	2.100%	03/20/19	1,400	1,407,309
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%	09/20/19	1,600	1,583,446
Avis Budget Rental Car Funding AESOP LLC, Series 2013-2A, Class A, 144A	2.970%	02/20/20	2,130	2,188,483
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A, 144A	2.560%	07/20/20	8,170	8,149,779
BankAmerica Manufactured Housing Contract Trust, Series 1997-2, Class M	6.900%(c)	04/10/28	1,917	2,030,299
EFS Volunteer No. 2 LLC, Series 2012-1, Class A2, 144A	1.516%(c)	03/25/36	2,400	2,464,380
Greenpoint Manufactured Housing, Series 1999-2, Class A2	2.913%(c)	03/18/29	2,400	2,090,448
Greenpoint Manufactured Housing, Series 1999-3, Class 1A7	7.270%	06/15/29	4,620	4,651,416
Greenpoint Manufactured Housing, Series 1999-3, Class 2A2	3.542%(c)	06/19/29	1,300	1,131,000
Greenpoint Manufactured Housing, Series 1999-4, Class A2	3.657%(c)	02/20/30	1,350	1,174,500
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2, 144A	1.830%	08/25/19	2,250	2,219,859
Manufactured Housing Contract Trust Pass-Through Certificates, Series 2001-2, Class IA2.	3.661%(c)	02/20/32	1,725	1,570,033
Manufactured Housing Contract Trust Pass-Through Certificates, Series 2001-2, Class IIA2	3.654%(c)	03/13/32	2,700	2,415,182
Nelnet Student Loan Trust, Series 2005-4, Class A4R2	0.427%(c)	03/22/32	6,700	6,213,017
Northstar Education Finance, Inc., Series 2007-1, Class A6	1.538%(c)	01/29/46	5,925	5,404,234
SLM Student Loan Trust, Series 2006-5, Class A5	0.349%(c)	01/25/27	4,620	4,562,490
SLM Student Loan Trust, Series 2012-6, Class A3	0.908%(c)	05/26/26	1,700	1,719,526
South Carolina Student Loan Corp., Series 2010-1, Class A3, Revenue Bonds	1.326%(c)	10/27/36	2,500	2,467,425

				55,356,066

Residential Mortgage-Backed Securities — 1.7%
ACE Securities Corp Home Equity Loan Trust, Series 2003-NC1, Class M1	1.328%(c)	07/25/33	1,882	1,700,164
Ameriquest Mortgage Securities, Inc., Series 2004-R2, Class A1A	0.848%(c)	04/25/34	1,938	1,833,237
Argent Securities, Inc., Series 2004-W8, Class A2	1.118%(c)	05/25/34	10,139	9,993,143
Bear Stearns Asset-Backed Securities Trust, Series 2004-SD3, Class A3	0.728%(c)	09/25/34	954	927,659
Bear Stearns Asset-Backed Securities Trust, Series 2007-SD1, Class 22A1	2.526%(c)	10/25/36	265	172,065
Countrywide Asset-Backed Certificates, Series 2004-5, Class M2	1.161%(c)	07/25/34	1,500	1,418,343

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Countrywide Asset-Backed Certificates, Series 2004-13, Class MF1	5.071%(c)	04/25/35	3,541	$2,906,053
Countrywide Asset-Backed Certificates, Series 2006-SD3, Class A1, 144A	0.488%(c)	07/25/36	1,256	922,692
Countrywide Home Equity Loan Trust, Series 2006-HW, Class 2A1A	0.305%(c)	11/15/36	240	202,624
Countrywide Home Equity Loan Trust, Series 2006-HW, Class 2A1B	0.305%(c)	11/15/36	459	386,829
Fremont Home Loan Trust, Series 2003-B, Class M1	1.208%(c)	12/25/33	1,717	1,620,692
GSAA Home Equity Trust, Series 2007-4, Class A3A	0.458%(c)	03/25/37	3,079	1,859,971
GSAMP Trust, Series 2004-SEA2, Class A2B	0.704%(c)	03/25/34	32	31,568
HLSS Servicer Advance Receivables Backed Notes, Series 2013-T5, Class AT5, 144A	1.979%	08/15/46	4,725	4,740,593
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC10, Class M1	1.178%(c)	10/25/33	1,716	1,609,334
NovaStar Mortgage Funding Trust, Series 2003-3, Class A2C	1.218%(c)	12/25/33	1,533	1,431,041
People’s Choice Home Loan Securities Trust, Series 2004-2, Class M1	1.058%(c)	10/25/34	1,565	1,458,788
RAMP Series Trust, Series 2006-RZ1, Class M2 .	0.574%(c)	03/25/36	10,000	8,057,210
RAMP Series Trust, Series 2006-RZ4, Class A3	0.428%(c)	10/25/36	3,350	2,727,443
Renaissance Home Equity Loan Trust, Series 2006-3, Class AV3	0.398%(c)	11/25/36	3,878	2,054,520
Saxon Asset Securities Trust, Series 2005-1, Class M1	0.848%(c)	05/25/35	4,520	4,218,662
Soundview Home Equity Loan Trust, Series 2004-WMC1, Class M1	0.908%(c)	01/25/35	2,383	2,170,910
Soundview Home Equity Loan Trust, Series 2006-WF1, Class A2	5.431%(c)	10/25/36	289	243,462

				52,687,003

TOTAL ASSET-BACKED SECURITIES (cost $106,111,935)				108,043,069

BANK LOANS(c) — 2.9%

Advertising
Visant Corp., Tranche Term Loan B	5.250%	12/22/16	1,442	1,429,992

Aerospace & Defense — 0.1%
Accudyne Industries Borrower SCA (Luxembourg), Refinancing Term Loan	4.000%	12/13/19	2,283	2,280,082

Airlines — 0.1%
American Airlines, Inc., Term Loan B	3.750%	06/27/19	2,382	2,387,955

Bank Loans — 0.1%
ARAMARK Corp., Term Loan	— %(p)	07/26/16	326	325,503
PVH Corp., Term Loan B	— %(p)	02/13/20	817	817,981
Univision Communications, Inc., Replacement First-Lien Term Loan	4.000%	03/01/20	3,371	3,367,167

				4,510,651

Commercial Services — 0.2%
Language Line LLC, Tranche Term Loan B	6.250%	06/20/16	1,458	1,451,462

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value
BANK LOANS(c) (Continued)

Commercial Services (cont’d.)
Monitronics International, Inc., Term Loan B (2013)	4.250%	03/23/18	2,985	$2,984,887
ServiceMaster Co., Term Loan C	4.250%	01/31/17	2,716	2,715,625

				7,151,974

Computer Services & Software — 0.1%
First Data Corp., 2018 Dollar Term Loan	4.155%	03/24/18	2,009	2,012,406
First Data Corp., 2018B New Term Loan	4.155%	09/24/18	350	350,438
SunGard Data Systems, Inc., Tranche Term Loan E	4.000%	03/08/20	1,092	1,094,620

				3,457,464

Construction & Engineering — 0.1%
American Builders & Contractors Supply Co., Inc., Term Loan B	3.500%	04/16/20	1,791	1,785,776

Diversified Financial Services — 0.1%
Flying Fortress, Inc.,	3.500%	06/30/17	1,490	1,485,344
Nielsen Finance LLC, Class E Dollar Term Loan	2.904%	05/01/16	2,793	2,794,367

				4,279,711

Diversified Manufacturing
Freedom Group, Inc., Term Loan B	5.500%	04/19/19	1,406	1,426,748

Electric — 0.1%
NRG Energy, Inc., Term Loan (2013)	2.750%	07/01/18	2,382	2,359,922

Environmental Control
ADS Waste Holdings, Inc., Initial Tranche Term Loan B-2	3.750%	10/09/19	1,161	1,161,181

Food & Staples Retailing — 0.3%
ARAMARK Corp., U.S. Term Loan F	3.250%	02/24/21	2,080	2,077,103
Big Heart Pet Brands, Term Loan	— %(p)	03/08/20	2,431	2,414,636
HJ Heinz Co., Term Loan B-1	3.250%	06/07/19	516	517,130
HJ Heinz Co., Term Loan B-2	3.500%	06/05/20	1,886	1,895,414
SUPERVALU, Inc., New Term Loan	4.500%	03/21/19	2,443	2,445,103

				9,349,386

Healthcare – Services — 0.1%
Envision Healthcare Corp., Term Loan	4.000%	05/25/18	1,202	1,202,493
Radnet Management, Inc., Tranche Term Loan B .	4.250%	10/10/18	2,992	2,983,077

				4,185,570

Hotels, Restaurants & Leisure — 0.3%
Caesars Entertainment Operating Co., Inc., Term Loan B-6	5.489%	01/28/18	962	907,296
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Initial Term Loan	3.750%	09/23/20	3,343	3,346,810
Landry’s, Inc., New Term Loan	4.000%	04/19/18	4,764	4,788,169

				9,042,275

Machinery — 0.1%
Gardner Denver, Inc., Initial Dollar Term Loan	4.250%	07/30/20	2,040	2,037,965

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value
BANK LOANS(c) (Continued)

Media — 0.3%
Charter Communications Operating LLC, Term Loan F	3.000%		01/03/21	2,481	$2,458,919
CSC Holdings LLC, Term Loan B	2.653%		04/17/20	2,481	2,449,071
Nine Entertainment Group Pty Ltd., Term B Facility	3.250%		02/05/20	995	988,756
Virgin Media Investment Holdings Ltd.,	3.500%		02/06/20	2,380	2,374,050

					8,270,796

Metals & Mining — 0.2%
FMG Resources (August 2006) Pty Ltd., Term Loan	4.250%		10/18/17	1,777	1,789,334
Schaeffler AG, Facility C	4.250%		01/27/17	1,500	1,505,357
Walter Energy, Inc., Term Loan B	7.250%		04/01/18	1,401	1,353,270

					4,647,961

Miscellaneous Manufacturing — 0.1%
Wilsonart International Holding LLC, Tranche Term Loan B	4.000%		10/31/19	1,496	1,491,574

Oil, Gas & Consumable Fuels
EquiPower Resources Holdings LLC, Term Loan B	4.250%		12/27/18	975	979,810

Pharmaceuticals — 0.1%
Par Pharmaceutical, Inc., Term Loan B-2	4.000%		09/30/19	2,551	2,558,345

Retail & Merchandising — 0.4%
Gymboree Corp. (The), Term Loan	5.000%		02/23/18	5,828	5,223,281
J. Crew Group, Inc., Initial Loan	4.000%		03/07/18	496	495,036
Michaels Stores, Inc., Term Loan B	3.750%		01/28/20	1,935	1,937,103
Party City Holdings, Inc.,	4.000%		07/27/19	3,289	3,289,673
Wendy’s International, Inc., Term Loan B	3.250%		05/15/19	2,439	2,429,760

					13,374,853

Telecommunications — 0.1%
Intelsat Jackson Holdings SA, Term Loan B-2	3.750%		06/30/19	2,299	2,305,927
Telesat Canada, Inc. (Canada), U.S. Term Loan B-2	3.500%		03/08/19	1,474	1,472,941
Windstream Corp., Tranche Term Loan B-4	3.500%		01/23/20	744	742,796

					4,521,664

TOTAL BANK LOANS (cost $93,124,482)					92,691,655

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.3%
ACRE Commercial Mortgage Trust, Series 2013-FL1, Class C, 144A	3.160%	(c)	06/15/30	650	653,668
ACRE Commercial Mortgage Trust, Series 2013-FL1, Class D, 144A	4.560%	(c)	06/15/30	1,680	1,692,634
Americold LLC Trust, Series 2010-ARTA, Class A2FX, 144A	4.954%		01/14/29	1,000	1,080,642
Banc of America Commercial Mortgage Trust, Series 2006-5, Class AM	5.448%		09/10/47	400	428,453
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-1, Class AM	5.421%	(c)	09/10/45	967	1,034,793
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class AJ	5.706%	(c)	06/11/40	910	915,354

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class AJ	5.887%	(c)	06/11/50	1,340	$1,341,245
CD Commercial Mortgage Securities Trust, Series 2006-CD2, Class AJ	5.388%	(c)	01/15/46	3,130	2,871,869
CD Commercial Mortgage Securities Trust, Series 2006-CD3, Class AJ	5.688%		10/15/48	1,830	1,757,274
CD Commercial Mortgage Trust, Series 2006-CD2, Class AM	5.349%	(c)	01/15/46	500	534,975
CGRBS Commercial Mortgage Trust, Series 2013-VN05, Class A	3.369%		03/13/35	2,720	2,635,199
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class AJ	5.482%		10/15/49	1,460	1,463,739
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class AJA	6.136%	(c)	12/10/49	750	716,498
COBALT CMBS Commercial Mortgage Trust, Series 2007-C2, Class AMFX	5.526%	(c)	04/15/47	1,225	1,346,689
Commercial Mortgage Pass-Through Certificates, Series 2012-CR3, Class A3	2.822%		10/15/45	320	306,211
Commercial Mortgage Pass-Through Certificates, Series 2013-CR11, Class AM	4.715%	(c)	10/10/46	1,864	1,987,512
Commercial Mortgage Pass-Through Certificates, Series 2013-CR12, Class A4	4.046%		10/10/46	1,030	1,063,940
Commercial Mortgage Pass-Through Certificates, Series 2013-CR12, Class AM	4.300%		10/10/46	900	926,049
Commercial Mortgage Pass-Through Certificates, Series 2013-CR12, Class B	4.762%	(c)	10/10/46	390	403,519
Commercial Mortgage Pass-Through Certificates, Series 2013-CR12, Class C	5.086%	(c)	10/10/46	190	196,483
Commercial Mortgage Pass-Through Certificates, Series 2013-SFS, Class A2, 144A	2.987%	(c)	04/12/35	1,650	1,581,055
Commercial Mortgage Trust, Series 2006-GG7, Class AM	5.820%	(c)	07/10/38	1,549	1,686,080
Credit Suisse Commercial Mortgage Trust, Series 2007-C2, Class AJ	5.549%	(c)	01/15/49	1,500	1,443,705
Credit Suisse Commercial Mortgage Trust, Series 2007-C2, Class AM	5.615%	(c)	01/15/49	2,759	2,975,460
Extended Stay America Trust, Series 2013-ESH7, Class A27, 144A	2.958%		12/05/31	980	972,311
FHLMC Multifamily Structured Pass-Through Certificates, Series K006, Class AX1, IO	1.043%	(c)	01/25/20	11,987	582,565
FHLMC Multifamily Structured Pass-Through Certificates, Series K007, Class X1, IO	1.196%	(c)	04/25/20	25,295	1,349,332
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, IO	1.663%	(c)	06/25/20	13,390	1,038,838
FHLMC Multifamily Structured Pass-Through Certificates, Series K009, Class X1, IO	1.487%	(c)	08/25/20	4,150	292,282
FHLMC Multifamily Structured Pass-Through Certificates, Series K015, Class X1, IO	1.664%	(c)	07/25/21	15,488	1,491,199
FHLMC Multifamily Structured Pass-Through Certificates, Series K016, Class X1, IO	1.573%	(c)	10/25/21	1,884	177,363
FHLMC Multifamily Structured Pass-Through Certificates, Series K017, Class X1, IO	1.444%	(c)	12/25/21	6,173	527,290
FHLMC Multifamily Structured Pass-Through Certificates, Series K024, Class X1, IO	0.902%	(c)	09/25/22	5,334	312,693
Government National Mortgage Assoc., Series 2012-100, Class IO, IO	0.825%	(c)	08/16/52	8,479	553,831
Government National Mortgage Assoc., Series 2013-153, Class AB	2.900%	(c)	06/16/44	3,238	3,284,843

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Government National Mortgage Assoc., Series 2013-154, Class AB	2.900%	(c)	02/16/44	9,763	$9,904,643
Government National Mortgage Assoc., Series 2013-178, Class A	2.250%		03/16/35	3,394	3,395,585
Government National Mortgage Assoc., Series 2013-178, Class IO, IO	0.948%	(c)	06/16/55	8,411	549,116
GS Mortgage Securities Corp. II, Series 2013-GC16, Class A4	4.271%		11/10/46	3,120	3,291,937
GS Mortgage Securities Corp. II, Series 2013-GC16, Class AS	4.649%		11/10/46	1,780	1,893,603
GS Mortgage Securities Corp. II, Series 2013-GC16, Class B	5.161%	(c)	11/10/46	1,440	1,534,797
GS Mortgage Securities Corp. Trust, Series 2012-ALOH, Class A, 144A	3.551%		04/10/34	1,827	1,840,151
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-INN, Class A, 144A	1.560%	(c)	10/15/30	3,070	3,071,965
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-INN, Class C, 144A	2.710%	(c)	10/15/30	2,350	2,354,190
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class AS	4.420%		11/15/45	2,000	2,095,120
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class C	5.251%	(c)	11/15/45	840	881,117
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class B	4.887%	(c)	01/15/47	540	571,233
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3	5.336%		05/15/47	500	545,885
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB20, Class AM	5.874%	(c)	02/12/51	1,240	1,400,586
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB20, Class AMFX	5.930%	(c)	02/12/51	300	338,252
LB Commercial Mortgage Trust, Series 2007-C3, Class AM	5.868%	(c)	07/15/44	1,180	1,317,909
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AM	6.150%	(c)	09/15/45	1,050	1,197,049
Merrill Lynch Mortgage Trust, Series 2006-C2, Class AJ	5.802%	(c)	08/12/43	3,460	3,491,078
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class XA, IO, 144A	1.883%	(c)	08/15/45	8,468	773,372
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class AS	3.476%		11/15/45	800	787,120
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4	2.918%		02/15/46	830	794,864
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class AS	3.214%		02/15/46	1,192	1,138,441
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class AS	3.456%		05/15/46	1,490	1,443,595
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A4	5.910%	(c)	06/11/49	453	504,850
RBSCF Trust, Series 2013-GSP, Class A, 144A	3.834%	(c)	01/13/32	6,589	6,699,168
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class AS, 144A	3.317%		12/10/45	990	954,910
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class XA, IO, 144A	1.874%	(c)	12/10/45	9,913	1,091,668
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class AJ	5.825%	(c)	07/15/45	1,000	995,005

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class AJ	5.632%	(c)	10/15/48	2,890	$2,900,005
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class AM	5.383%		12/15/43	1,000	1,082,433
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class AJ	5.660%	(c)	04/15/47	1,420	1,443,701
WF-RBS Commercial Mortgage Trust, Series 2012-C7, Class XA, IO, 144A	1.588%	(c)	06/15/45	17,738	1,639,596
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class D, 144A	4.460%	(c)	12/15/45	2,950	2,704,831
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class XA, IO	1.509%	(c)	03/15/47	12,280	1,031,274

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $107,316,225)					107,284,642

CORPORATE BONDS — 35.3%

Advertising — 0.1%
WPP Finance 2010 (United Kingdom), Gtd. Notes	5.625%		11/15/43	440	463,529
WPP Finance UK (United Kingdom), Gtd. Notes	8.000%		09/15/14	2,270	2,344,138

					2,807,667

Aerospace & Defense — 0.2%
Boeing Co. (The), Sr. Unsec’d. Notes(a)	4.875%		02/15/20	2,400	2,688,096
Raytheon Co., Sr. Unsec’d. Notes	3.125%		10/15/20	1,330	1,343,610
United Technologies Corp., Sr. Unsec’d. Notes	4.500%		06/01/42	2,150	2,189,283

					6,220,989

Agriculture — 0.9%
Altria Group, Inc., Gtd. Notes	2.850%		08/09/22	3,490	3,275,023
Altria Group, Inc., Gtd. Notes	4.000%		01/31/24	1,770	1,773,354
Altria Group, Inc., Gtd. Notes	4.750%		05/05/21	1,770	1,931,652
Altria Group, Inc., Gtd. Notes	5.375%		01/31/44	3,140	3,282,537
Altria Group, Inc., Gtd. Notes	9.250%		08/06/19	4,420	5,832,380
Altria Group, Inc., Gtd. Notes	9.950%		11/10/38	70	112,314
Lorillard Tobacco Co., Gtd. Notes(a)	8.125%		06/23/19	2,470	3,053,051
Philip Morris International, Inc., Sr. Unsec’d. Notes	2.500%		08/22/22	2,010	1,889,559
Philip Morris International, Inc., Sr. Unsec’d. Notes	2.900%		11/15/21	3,330	3,286,307
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.500%		03/20/42	3,040	2,975,500
Reynolds American, Inc., Gtd. Notes	3.250%		11/01/22	1,430	1,345,345

					28,757,022

Airlines — 0.2%
Delta Air Lines 2007-1 Class A Pass-Through Trust, Series 071A, Pass-Through Certificates	6.821%		02/10/24	2,765	3,248,955
Delta Air Lines 2009-1 Class A Pass-Through Trust, Series A, Pass-Through Certificates	7.750%		06/17/21	1,295	1,515,222
UAL 2009-2A Pass-Through Trust, Series 09-2, Pass-Through Certificates	9.750%		07/15/18	944	1,085,060
United Airlines, Inc., Sr. Sec’d. Notes, 144A	6.750%		09/15/15	1,480	1,509,600

					7,358,837

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value
CORPORATE BONDS (Continued)

Automobiles — 0.8%
Chrysler Group LLC /CG Co.-Issuer, Inc., Sec’d. Notes, 144A	8.000%		06/15/19	2,680	$2,934,600
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	1.300%		07/31/15	350	352,440
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.625%		09/15/16	4,920	5,099,644
Eaton Corp., Gtd. Notes	1.500%		11/02/17	1,510	1,502,731
Eaton Corp., Gtd. Notes	2.750%		11/02/22	8,050	7,620,396
Eaton Corp., Gtd. Notes	4.150%		11/02/42	2,190	2,045,294
Ford Motor Co., Sr. Unsec’d. Notes(a)	4.750%		01/15/43	5,170	4,999,514

					24,554,619

Banks — 5.2%
ANZ National International Ltd. (New Zealand), Bank Gtd. Notes, 144A	1.850%		10/15/15	1,810	1,840,851
Bank of America Corp., Sr. Notes, MTN	4.000%		04/01/24	4,970	4,964,150
Bank of America Corp., Sr. Unsec’d. Notes	2.600%		01/15/19	5,560	5,581,934
Bank of America Corp., Sr. Unsec’d. Notes	3.875%		03/22/17	4,580	4,885,257
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22	1,500	1,720,988
Bank of America Corp., Sr. Unsec’d. Notes	5.750%		12/01/17	490	554,750
Bank of America Corp., Sr. Unsec’d. Notes	6.500%		08/01/16	40	44,802
Bank of America Corp., Sr. Unsec’d. Notes	7.625%		06/01/19	990	1,218,464
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.300%		01/11/23	3,000	2,892,267
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24	7,280	7,362,038
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.875%		04/01/44	3,380	3,395,379
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.000%		05/13/21	3,450	3,804,125
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.000%		01/21/44	7,430	7,585,183
Bank of America Corp., Sr. Unsec’d. Notes, MTN(a)	5.650%		05/01/18	1,840	2,079,999
Bank of America Corp., Sub. Notes	5.420%		03/15/17	1,500	1,652,633
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan), Sr. Unsec’d. Notes, 144A	3.850%		01/22/15	1,610	1,649,976
BBVA US Sr. SAU (Spain), Bank Gtd. Notes	4.664%		10/09/15	610	640,623
BNP Paribas SA (France), Sr. Unsec’d. Notes, MTN	2.375%		09/14/17	2,500	2,560,580
CIT Group, Inc., Sr. Unsec’d. Notes(a)	5.000%		08/01/23	2,290	2,341,525
Citigroup, Inc., Sr. Unsec’d. Notes	3.953%		06/15/16	4,400	4,662,161
Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes.	1.250%		09/18/15	6,170	6,234,439
Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes, 144A	3.750%		10/15/14	2,380	2,423,792
Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes, 144A	5.000%		10/15/19	1,220	1,360,288
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands), Bank Gtd. Notes	4.625%		12/01/23	6,130	6,308,107
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands), Bank Gtd. Notes	5.750%		12/01/43	2,500	2,728,193
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands), Jr. Sub. Notes, 144A	11.000%	(c)	12/29/49	3,985	5,290,088
Credit Agricole SA (France), Jr. Sub. Notes, 144A	8.375%	(c)	10/29/49	4,500	5,107,500
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	4.000%		03/03/24	2,610	2,598,430
HBOS PLC (United Kingdom), Sub. Notes, MTN, 144A	6.750%		05/21/18	220	249,247
HSBC Holdings PLC (United Kingdom), Sub. Notes	4.250%		03/14/24	2,700	2,703,324
ING Bank NV (Netherlands), Sub. Notes, 144A	5.800%		09/25/23	5,870	6,260,044

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
Intesa Sanpaolo SpA (Italy), Bank Gtd. Notes	3.125%		01/15/16	1,000	$1,023,809
Intesa Sanpaolo SpA (Italy), Sr. Notes, 144A	3.625%		08/12/15	1,430	1,467,166
National Australia Bank Ltd. (Australia), Sr. Unsec’d. Notes	1.600%		08/07/15	1,530	1,551,071
Nordea Bank AB (Sweden), Sub. Notes, 144A	4.250%		09/21/22	800	807,110
Nordea Bank AB (Sweden), Sub. Notes, 144A	4.875%		05/13/21	4,250	4,457,825
Royal Bank of Scotland Group PLC (United Kingdom), Jr. Sub. Notes	7.648%	(c)	08/29/49	420	451,500
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	2.550%		09/18/15	280	285,939
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	6.400%		10/21/19	3,100	3,573,221
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	4.700%		07/03/18	470	483,057
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	5.000%		10/01/14	1,760	1,784,160
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes(a)	6.000%		12/19/23	3,200	3,276,650
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes(a)	6.100%		06/10/23	4,490	4,660,705
Santander US Debt SA Unipersonal (Spain), Bank Gtd. Notes, 144A	3.724%		01/20/15	1,090	1,110,786
Santander US Debt SA Unipersonal (Spain), Bank Gtd. Notes, 144A	3.781%		10/07/15	2,400	2,482,217
State Street Corp., Jr. Sub. Notes	4.956%		03/15/18	7,030	7,658,468
Sumitomo Mitsui Banking Corp. (Japan), Sr. Unsec’d. Notes, 144A	3.100%		01/14/16	730	758,298
Sumitomo Mitsui Banking Corp. (Japan), Sr. Unsec’d. Notes, 144A	3.150%		07/22/15	2,010	2,071,080
UBS AG (Switzerland), Sr. Unsec’d. Notes	3.875%		01/15/15	756	776,290
UBS AG (Switzerland), Sr. Unsec’d. Notes	4.875%		08/04/20	250	276,833
Wachovia Capital Trust III, Ltd. Gtd. Notes	5.570%	(c)	03/29/49	6,530	6,276,963
Wachovia Corp., Sr. Unsec’d. Notes, MTN	5.750%		02/01/18	920	1,053,387
Wells Fargo & Co., Sr. Unsec’d. Notes	1.500%		01/16/18	1,420	1,406,445
Wells Fargo & Co., Sr. Unsec’d. Notes	3.676%		06/15/16	2,470	2,619,045
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	4.600%		04/01/21	7,340	8,078,734
Wells Fargo & Co., Sub. Notes(a)	3.450%		02/13/23	1,400	1,358,820
Wells Fargo & Co., Sub. Notes	5.375%		11/02/43	2,270	2,391,198
Wells Fargo & Co., Sub. Notes	5.606%		01/15/44	1,731	1,873,615
Wells Fargo & Co., Series l, Sr. Unsec’d. Notes, MTN	3.750%		10/01/14	300	305,115
Wells Fargo Capital X, Ltd. Gtd. Notes	5.950%		12/01/86	1,400	1,400,000

					168,420,644

Beverages — 1.3%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	2.500%		07/15/22	7,580	7,156,953
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.000%		04/15/20	1,380	1,558,767
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.375%		01/15/20	6,620	7,599,654
Diageo Capital PLC (United Kingdom), Gtd. Notes	4.828%		07/15/20	3,330	3,701,988
Diageo Investment Corp. (United Kingdom), Gtd. Notes	2.875%		05/11/22	4,795	4,652,871
Heineken NV (Netherlands), Sr. Unsec’d. Notes, 144A	1.400%		10/01/17	3,060	3,046,631

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)

Beverages (cont’d.)
Molson Coors Brewing Co., Gtd. Notes	3.500%	05/01/22	330	$329,202
PepsiCo, Inc., Sr. Unsec’d. Notes	0.700%	08/13/15	3,790	3,798,721
PepsiCo, Inc., Sr. Unsec’d. Notes	4.000%	03/05/42	710	657,473
PepsiCo, Inc., Sr. Unsec’d. Notes	7.900%	11/01/18	992	1,245,230
Pernod-Ricard SA (France), Sr. Unsec’d. Notes, 144A	4.450%	01/15/22	6,780	7,090,761
Pernod-Ricard SA (France), Sr. Unsec’d. Notes, 144A	5.500%	01/15/42	1,140	1,240,192

				42,078,443

Cable Television — 1.1%
Comcast Cable Communications Holdings, Inc., Gtd. Notes	9.455%	11/15/22	80	113,376
Comcast Corp., Gtd. Notes	5.650%	06/15/35	310	350,309
Comcast Corp., Gtd. Notes	5.700%	05/15/18	2,160	2,480,581
Comcast Corp., Gtd. Notes	5.875%	02/15/18	2,800	3,206,039
Comcast Corp., Gtd. Notes	6.500%	01/15/15	2,690	2,813,377
Comcast Corp., Gtd. Notes	6.500%	01/15/17	1,710	1,952,310
Comcast Corp., Gtd. Notes	6.550%	07/01/39	1,080	1,348,097
Comcast Corp., Gtd. Notes	6.950%	08/15/37	1,390	1,805,554
Time Warner Cable, Inc., Gtd. Notes(a)	4.125%	02/15/21	3,385	3,543,692
Time Warner Cable, Inc., Gtd. Notes	5.000%	02/01/20	830	906,445
Time Warner Cable, Inc., Gtd. Notes	5.500%	09/01/41	260	271,079
Time Warner Cable, Inc., Gtd. Notes	5.875%	11/15/40	1,870	2,026,257
Time Warner Cable, Inc., Gtd. Notes	8.250%	04/01/19	2,880	3,588,353
Time Warner, Inc., Gtd. Notes	4.700%	01/15/21	1,390	1,520,215
Time Warner, Inc., Gtd. Notes	4.750%	03/29/21	710	776,829
Time Warner, Inc., Gtd. Notes	6.250%	03/29/41	1,570	1,839,225
Time Warner, Inc., Gtd. Notes	7.700%	05/01/32	3,780	5,069,158

				33,610,896

Chemicals — 0.3%
Axiall Corp., Gtd. Notes, 144A	4.875%	05/15/23	3,000	2,943,750
Eagle Spinco, Inc., Gtd. Notes, 144A(a)	4.625%	02/15/21	2,620	2,590,525
Ecolab, Inc., Sr. Unsec’d. Notes	4.350%	12/08/21	530	570,281
Hexion US Finance Corp., Sr. Sec’d. Notes	6.625%	04/15/20	1,870	1,935,450
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.000%	04/15/19	580	645,806
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.750%	04/15/24	780	898,550
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%	11/15/21	980	1,147,925

				10,732,287

Commercial Services & Supplies
Catholic Health Initiatives, Sec’d. Notes	4.350%	11/01/42	440	402,596

Computer Services & Software — 0.3%
Activision Blizzard, Inc., Gtd. Notes, 144A	5.625%	09/15/21	1,230	1,316,100
First Data Corp., Sr. Sec’d. Notes, 144A	6.750%	11/01/20	3,257	3,501,275
Oracle Corp., Sr. Unsec’d. Notes	1.200%	10/15/17	3,960	3,928,874

				8,746,249

Construction & Engineering
Aguila 3 SA (Luxembourg), Sr. Sec’d. Notes, 144A	7.875%	01/31/18	670	711,875

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value
CORPORATE BONDS (Continued)

Consumer Products — 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes	6.875%		02/15/21	1,545	$1,668,600
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes	7.125%		04/15/19	2,452	2,592,990

					4,261,590

Containers & Packaging — 0.3%
Ball Corp., Gtd. Notes	4.000%		11/15/23	2,180	2,038,300
Ball Corp., Gtd. Notes(a)	5.000%		03/15/22	5,010	5,135,250
Rock Tenn Co., Gtd. Notes	3.500%		03/01/20	690	699,882
Rock Tenn Co., Gtd. Notes	4.000%		03/01/23	940	945,182

					8,818,614

Diversified Financial Services — 6.3%
Ally Financial, Inc., Gtd. Notes	3.500%		01/27/19	1,000	1,000,000
Ally Financial, Inc., Gtd. Notes(a)	7.500%		09/15/20	5,100	6,062,625
American Express Co., Sub. Notes	6.800%	(c)	09/01/66	5,160	5,653,812
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	5.125%		08/25/14	2,120	2,159,555
American Honda Finance Corp. (Japan), Unsec’d. Notes, 144A	1.000%		08/11/15	3,560	3,580,634
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	6.400%		10/02/17	3,210	3,704,902
Boeing Capital Corp., Sr. Unsec’d. Notes	4.700%		10/27/19	2,860	3,191,099
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	5.450%		04/15/18	880	995,924
Citigroup, Inc., Jr. Sub. Notes	5.350%	(c)	04/29/49	1,760	1,632,400
Citigroup, Inc., Jr. Sub. Notes(a)	5.900%	(c)	12/29/49	1,000	979,375
Citigroup, Inc., Jr. Sub. Notes(a)	5.950%	(c)	07/29/49	1,510	1,476,025
Citigroup, Inc., Notes, MTN	5.500%		10/15/14	809	830,320
Citigroup, Inc., Sr. Unsec’d. Notes	4.950%		11/07/43	1,600	1,625,928
Citigroup, Inc., Sr. Unsec’d. Notes	5.375%		08/09/20	752	846,133
Citigroup, Inc., Sr. Unsec’d. Notes	6.010%		01/15/15	4,491	4,680,893
Citigroup, Inc., Sub. Notes	4.050%		07/30/22	1,370	1,375,288
Citigroup, Inc., Sub. Notes(a)	5.500%		09/13/25	5,840	6,220,756
Citigroup, Inc., Sub. Notes	6.125%		08/25/36	1,620	1,772,317
Countrywide Financial Corp., Sub. Notes	6.250%		05/15/16	340	372,917
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.750%		02/01/21	900	1,027,012
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.875%		08/02/21	1,620	1,864,029
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	8.125%		01/15/20	2,270	2,862,459
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	12.000%		05/15/15	5,420	6,083,538
General Electric Capital Corp., Sr. Unsec’d. Notes	1.625%		07/02/15	1,610	1,631,882
General Electric Capital Corp., Sr. Unsec’d. Notes	5.900%		05/13/14	1,360	1,368,499
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	4.375%		09/16/20	2,540	2,758,770
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	4.625%		01/07/21	9,100	10,019,300
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	6.875%		01/10/39	7,160	9,429,298
General Electric Capital Corp., Sub. Notes, MTN	6.375%	(c)	11/15/67	5,730	6,303,000
General Motors Financial Co., Inc., Gtd. Notes	2.750%		05/15/16	750	759,825
General Motors Financial Co., Inc., Gtd. Notes	3.250%		05/15/18	560	564,900
General Motors Financial Co., Inc., Gtd. Notes	4.250%		05/15/23	660	651,750
Goldman Sachs Capital II, Ltd. Gtd. Notes	4.000%	(c)	12/29/49	3,030	2,333,100
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.375%		01/22/18	3,140	3,160,862

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.900%	07/19/18	400	$407,918
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%	07/27/21	980	1,084,850
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.000%	06/15/20	2,780	3,192,299
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.150%	04/01/18	320	365,821
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%	02/01/41	8,870	10,532,637
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	5.375%	03/15/20	8,010	8,937,061
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	6.000%	05/01/14	1,020	1,024,489
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%	10/01/37	640	733,132
HSBC Finance Corp., Sub. Notes	6.676%	01/15/21	4,620	5,391,267
Hyundai Capital America (South Korea), Sr. Unsec’d. Notes, 144A	2.125%	10/02/17	980	987,132
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	6.500%	09/01/14	1,930	1,971,013
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	6.750%	09/01/16	5,630	6,263,375
John Deere Capital Corp., Sr. Notes	1.700%	01/15/20	610	584,137
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	5.350%	04/03/18	1,000	1,130,983
John Deere Capital Corp., Unsec’d. Notes	2.250%	04/17/19	140	140,122
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.250%	09/23/22	1,500	1,477,637
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%	10/15/20	90	96,234
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%	08/15/21	630	675,294
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.400%	07/22/20	1,730	1,864,834
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%	01/24/22	1,140	1,229,013
JPMorgan Chase & Co., Sr. Unsec’d. Notes, MTN	1.100%	10/15/15	5,560	5,582,818
JPMorgan Chase & Co., Sub. Notes(a)	3.375%	05/01/23	5,840	5,528,255
JPMorgan Chase & Co., Sub. Notes	6.125%	06/27/17	2,260	2,561,884
M&T Bank Corp., Jr. Sub. Notes	6.875%	12/29/49	6,230	6,231,053
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	6.875%	04/25/18	4,150	4,894,137
Merrill Lynch & Co., Inc., Sub. Notes	6.050%	05/16/16	320	349,762
Morgan Stanley, Notes, MTN	6.625%	04/01/18	3,390	3,951,930
Morgan Stanley, Sr. Unsec’d. Notes	4.750%	03/22/17	530	578,404
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.950%	12/28/17	5,600	6,392,540
SLM Corp., Sr. Unsec’d. Notes, MTN	3.875%	09/10/15	3,760	3,872,800
SLM Corp., Sr. Unsec’d. Notes, MTN	8.000%	03/25/20	1,920	2,210,400
Toyota Motor Credit Corp. (Japan), Sr. Unsec’d. Notes, MTN	1.250%	10/05/17	4,130	4,092,231
UPCB Finance III Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	6.625%	07/01/20	2,710	2,899,700
Vesey Street Investment Trust I, Gtd. Notes	4.404%	09/01/16	1,550	1,662,290
Wachovia Bank NA, Sub. Notes	6.000%	11/15/17	4,670	5,380,475

				203,257,054

Diversified Manufacturing — 0.1%
General Electric Co., Sr. Unsec’d. Notes	0.850%	10/09/15	1,970	1,978,912
General Electric Co., Sr. Unsec’d. Notes	4.500%	03/11/44	1,200	1,218,616

				3,197,528

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)

Electric — 1.6%
AES Corp. (The), Sr. Unsec’d. Notes	8.000%	06/01/20	4,540	$5,357,200
Calpine Corp., Sr. Sec’d. Notes, 144A	5.875%	01/15/24	1,370	1,390,550
Calpine Corp., Sr. Sec’d. Notes, 144A	7.500%	02/15/21	2,022	2,209,035
Calpine Corp., Sr. Sec’d. Notes, 144A	7.875%	07/31/20	6	6,600
Calpine Corp., Sr. Sec’d. Notes, 144A	7.875%	01/15/23	272	304,640
Dominion Resources, Inc., Sr. Unsec’d. Notes	7.000%	06/15/38	2,480	3,189,741
Dominion Resources, Inc., Sr. Unsec’d. Notes	8.875%	01/15/19	820	1,038,077
Duke Energy Progress, Inc., First Mortgage	2.800%	05/15/22	1,490	1,456,602
FirstEnergy Corp., Sr. Unsec’d. Notes	2.750%	03/15/18	1,070	1,066,753
FirstEnergy Corp., Sr. Unsec’d. Notes	4.250%	03/15/23	4,340	4,209,535
FirstEnergy Corp., Sr. Unsec’d. Notes	7.375%	11/15/31	13,060	15,001,447
GenOn Americas Generation LLC, Sr. Unsec’d. Notes	9.125%	05/01/31	655	617,338
MidAmerican Energy Holdings Co., Sr. Unsec’d. Notes	6.500%	09/15/37	1,660	2,052,919
Mirant Mid Atlantic Pass-Through Trust C, Pass-Through Certificates	10.060%	12/30/28	4,833	5,364,075
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	5.800%	03/01/37	3,280	3,779,642
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	8.250%	10/15/18	930	1,157,763
Progress Energy, Inc., Sr. Unsec’d. Notes	4.400%	01/15/21	1,620	1,735,137
Progress Energy, Inc., Sr. Unsec’d. Notes	6.000%	12/01/39	1,620	1,957,765

				51,894,819

Electrical Equipment
ABB Finance USA, Inc. (Switzerland), Gtd. Notes	4.375%	05/08/42	420	418,493

Electronic Components & Equipment
National Semiconductor Corp., Sr. Unsec’d. Notes	6.600%	06/15/17	320	371,790

Environmental Control — 0.1%
Waste Management, Inc., Gtd. Notes	4.600%	03/01/21	3,220	3,492,373

Financial Services — 0.2%
Standard Chartered PLC (United Kingdom), Sub. Notes, 144A	5.700%	03/26/44	6,010	5,953,506

Food & Beverage — 0.1%
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	5.875%	08/01/21	3,000	3,112,500

Food & Staples Retailing — 0.9%
Constellation Brands, Inc., Gtd. Notes	4.250%	05/01/23	4,000	3,910,000
Hawk Acquisition Sub, Inc., Sec’d. Notes, 144A(a)	4.250%	10/15/20	1,690	1,662,538
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	3.500%	06/06/22	2,080	2,092,538
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	5.375%	02/10/20	3,997	4,557,823
Kroger Co. (The), Gtd. Notes	6.900%	04/15/38	520	644,121
Kroger Co. (The), Sr. Unsec’d. Notes	3.300%	01/15/21	1,000	999,080
Mondelez International, Inc., Sr. Unsec’d. Notes	4.000%	02/01/24	4,890	4,962,103
Mondelez International, Inc., Sr. Unsec’d. Notes	5.375%	02/10/20	2,703	3,055,744
Mondelez International, Inc., Sr. Unsec’d. Notes	6.500%	02/09/40	790	993,668
WM Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.400%	10/21/18	1,900	1,905,495
WM Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.900%	10/21/19	2,030	2,048,296
WM Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	3.375%	10/21/20	1,960	1,978,769

				28,810,175

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)

Healthcare – Products
Mallinckrodt International Finance SA, Gtd. Notes, 144A	3.500%	04/15/18	80	$78,805

Healthcare – Services — 0.6%
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	5.875%	01/31/22	2,000	2,125,000
Fresenius Medical Care US Finance, Inc. (Germany), Gtd. Notes	6.875%	07/15/17	1,323	1,494,990
Fresenius Medical Care US Finance, Inc. (Germany), Gtd. Notes, 144A	5.750%	02/15/21	780	829,725
HCA, Inc., Sr. Sec’d. Notes	5.875%	03/15/22	1,170	1,260,675
HCA, Inc., Sr. Sec’d. Notes	6.500%	02/15/20	2,100	2,352,000
Humana, Inc., Sr. Unsec’d. Notes	3.150%	12/01/22	1,530	1,455,572
Medtronic, Inc., Sr. Unsec’d. Notes	3.125%	03/15/22	350	350,734
Medtronic, Inc., Sr. Unsec’d. Notes	4.450%	03/15/20	1,550	1,701,596
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	6.000%	03/01/19	1,256	1,475,624
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.500%	04/01/21	1,550	1,515,125
Tenet Healthcare Corp., Sr. Sec’d. Notes, 144A	6.000%	10/01/20	1,780	1,904,600
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	1.625%	03/15/19	10	9,726
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.375%	11/15/21	770	780,078
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.000%	02/15/18	1,570	1,806,842
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.875%	02/15/38	250	328,970

				19,391,257

Healthcare Providers & Services
HCA, Inc., Sr. Sec’d. Notes	5.000%	03/15/24	670	671,256

Home Builders — 0.1%
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.250%	04/15/21	1,730	1,747,300
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	7.750%	04/15/20	490	540,225

				2,287,525

Hotels, Restaurants & Leisure — 0.1%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Gtd. Notes, 144A(a)	5.625%	10/15/21	3,880	4,054,600

Insurance — 0.7%
American International Group, Inc., Jr. Sub. Notes	6.250%	03/15/87	870	913,500
American International Group, Inc., Sr. Unsec’d. Notes(a)	8.250%	08/15/18	2,000	2,499,982
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%	01/16/18	3,000	3,428,283
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	3.200%	02/11/15	290	297,138
ING US, Inc., Gtd. Notes	2.900%	02/15/18	540	553,293
MetLife, Inc., Jr. Sub. Notes	6.400%	12/15/66	4,690	4,947,950
MetLife, Inc., Sr. Unsec’d. Notes(a)	4.750%	02/08/21	1,750	1,946,884
MetLife, Inc., Sr. Unsec’d. Notes	5.875%	02/06/41	1,220	1,446,455
WellPoint, Inc., Sr. Unsec’d. Notes	1.250%	09/10/15	830	835,559
WellPoint, Inc., Sr. Unsec’d. Notes	3.125%	05/15/22	3,220	3,081,427
WellPoint, Inc., Sr. Unsec’d. Notes	7.000%	02/15/19	735	874,079

				20,824,550

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)

Investment Companies — 0.1%
Temasek Financial I Ltd. (Singapore), Gtd. Notes, 144A	2.375%	01/23/23	2,770	$2,550,566

Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes(a)	3.600%	08/15/21	1,530	1,558,311
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	5.300%	02/01/44	400	431,066

				1,989,377

Media — 0.6%
21st Century Fox America, Inc., Gtd. Notes	4.500%	02/15/21	590	640,169
21st Century Fox America, Inc., Gtd. Notes	6.750%	01/09/38	250	299,173
21st Century Fox America, Inc., Gtd. Notes	6.900%	08/15/39	365	458,736
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	8.125%	04/30/20	1,750	1,916,250
COX Communications, Inc., Sr. Unsec’d. Notes	5.450%	12/15/14	448	463,054
COX Communications, Inc., Sr. Unsec’d. Notes, 144A	4.700%	12/15/42	40	35,637
COX Communications, Inc., Sr. Unsec’d. Notes, 144A	6.950%	06/01/38	80	90,667
CSC Holdings LLC, Sr. Unsec’d. Notes	6.750%	11/15/21	960	1,072,800
DISH DBS Corp., Gtd. Notes	5.000%	03/15/23	868	874,510
DISH DBS Corp., Gtd. Notes	5.125%	05/01/20	410	427,425
DISH DBS Corp., Gtd. Notes	5.875%	07/15/22	1,117	1,192,398
DISH DBS Corp., Gtd. Notes(a)	7.875%	09/01/19	630	744,975
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%	04/15/19	3,640	3,559,844
Time Warner Cable, Inc., Gtd. Notes	6.550%	05/01/37	90	104,529
Time Warner Entertainment Co. LP, Gtd. Notes	8.375%	07/15/33	630	868,194
UBM PLC (United Kingdom), Notes, 144A	5.750%	11/03/20	1,850	1,982,432
Univision Communications, Inc., Sr. Sec’d. Notes, 144A(a)	5.125%	05/15/23	1,200	1,227,000
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.750%	09/15/22	828	915,975
Viacom, Inc., Sr. Unsec’d. Notes(a)	4.250%	09/01/23	2,530	2,602,715

				19,476,483

Metals & Mining — 3.2%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	5.000%	02/25/17	1,190	1,262,888
Arch Coal, Inc., Gtd. Notes(a)	7.000%	06/15/19	4,130	3,190,425
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes	3.850%	04/01/22	1,230	1,174,868
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes(a)	4.100%	05/01/23	5,050	4,790,607
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes	6.950%	04/01/19	4,170	4,890,393
Barrick North America Finance LLC (Canada), Gtd. Notes	4.400%	05/30/21	1,550	1,561,820
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	3.250%	11/21/21	1,150	1,162,837
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000%	09/30/43	1,950	2,063,455
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	6.500%	04/01/19	5,740	6,891,892
Cliffs Natural Resources, Inc., Sr. Unsec’d. Notes(a)	3.950%	01/15/18	3,440	3,457,685
Cliffs Natural Resources, Inc., Sr. Unsec’d. Notes(a)	4.800%	10/01/20	890	873,875
CONSOL Energy, Inc., Gtd. Notes	8.250%	04/01/20	2,520	2,737,350

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)

Metals & Mining (cont’d.)
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A(a)	6.000%	04/01/17	1,160	$1,220,900
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A(a)	6.875%	02/01/18	2,500	2,634,375
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A(a)	6.875%	04/01/22	1,180	1,271,450
Freeport-McMoRan Copper & Gold, Inc., Gtd. Notes(a)	2.375%	03/15/18	4,660	4,646,626
Freeport-McMoRan Copper & Gold, Inc., Gtd. Notes	3.100%	03/15/20	3,850	3,745,357
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes(a)	3.550%	03/01/22	1,100	1,050,521
Glencore Funding LLC (Switzerland), Gtd. Notes, 144A	2.500%	01/15/19	1,100	1,062,202
Peabody Energy Corp., Gtd. Notes	6.000%	11/15/18	2,000	2,097,500
Peabody Energy Corp., Gtd. Notes	6.500%	09/15/20	2,400	2,478,000
Peabody Energy Corp., Gtd. Notes	7.875%	11/01/26	330	338,250
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, Gtd. Notes	8.375%	06/01/20	2,138	2,399,905
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	3.500%	11/02/20	253	259,107
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	3.750%	09/20/21	2,480	2,554,204
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	4.125%	05/20/21	380	400,395
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	6.500%	07/15/18	590	693,364
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	9.000%	05/01/19	4,750	6,178,890
Rio Tinto Finance USA PLC (United Kingdom), Gtd. Notes	2.250%	12/14/18	1,120	1,119,908
Southern Copper Corp., Sr. Unsec’d. Notes(a)	5.250%	11/08/42	6,540	5,599,260
Steel Dynamics, Inc., Gtd. Notes	7.625%	03/15/20	3,090	3,344,925
Vale Overseas Ltd. (Brazil), Gtd. Notes(a)	4.375%	01/11/22	9,287	9,220,394
Vale Overseas Ltd. (Brazil), Gtd. Notes	6.875%	11/21/36	4,540	4,837,266
Vedanta Resources PLC (India), Sr. Unsec’d. Notes, RegS	9.500%	07/18/18	900	1,017,000
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	2.050%	10/23/15	2,660	2,690,574
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	2.700%	10/25/17	7,830	7,924,743
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	5.800%	11/15/16	840	924,805

				103,768,016

Oil & Gas Exploration/Production — 0.1%
Samson Investment Co., Gtd. Notes, 144A(a)	10.750%	02/15/20	3,000	3,270,000

Oil, Gas & Consumable Fuels — 3.8%
Anadarko Finance Co., Gtd. Notes	7.500%	05/01/31	650	827,619
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.375%	09/15/17	5,650	6,468,205
Apache Corp., Sr. Unsec’d. Notes	3.250%	04/15/22	1,774	1,789,320
Apache Corp., Sr. Unsec’d. Notes	4.750%	04/15/43	1,170	1,176,175
Apache Corp., Sr. Unsec’d. Notes	5.100%	09/01/40	2,490	2,637,318
Atwood Oceanics, Inc., Sr. Unsec’d. Notes	6.500%	02/01/20	860	924,500
Baker Hughes, Inc., Sr. Unsec’d. Notes	7.500%	11/15/18	2,750	3,379,417

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.125%	10/01/15	6,190	$6,423,122
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.245%	05/06/22	310	307,391
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.561%	11/01/21	170	174,739
Chesapeake Energy Corp., Gtd. Notes	5.375%	06/15/21	1,860	1,957,650
Chesapeake Energy Corp., Gtd. Notes(a)	6.125%	02/15/21	990	1,079,100
Chesapeake Energy Corp., Gtd. Notes	6.875%	11/15/20	140	158,900
Cie Generale de Geophysique - Veritas (France), Gtd. Notes	9.500%	05/15/16	2,900	2,987,000
Concho Resources, Inc., Gtd. Notes	5.500%	10/01/22	160	166,800
Concho Resources, Inc., Gtd. Notes	5.500%	04/01/23	350	364,000
Concho Resources, Inc., Gtd. Notes	6.500%	01/15/22	1,812	1,975,080
ConocoPhillips, Gtd. Notes	6.000%	01/15/20	570	674,706
Continental Resources, Inc., Gtd. Notes	4.500%	04/15/23	790	818,181
Continental Resources, Inc., Gtd. Notes	5.000%	09/15/22	340	357,000
Devon Energy Corp., Sr. Unsec’d. Notes	2.250%	12/15/18	1,200	1,193,533
Devon Energy Corp., Sr. Unsec’d. Notes(a)	3.250%	05/15/22	5,440	5,357,959
Devon Energy Corp., Sr. Unsec’d. Notes	6.300%	01/15/19	180	210,813
Devon Energy Corp., Sr. Unsec’d. Notes	7.950%	04/15/32	1,610	2,203,934
Devon Financing Corp. LLC, Gtd. Notes	7.875%	09/30/31	20	27,206
Hess Corp., Sr. Unsec’d. Notes	8.125%	02/15/19	4,610	5,771,490
Kerr-McGee Corp., Gtd. Notes	7.875%	09/15/31	1,790	2,323,561
Key Energy Services, Inc., Gtd. Notes(a)	6.750%	03/01/21	2,780	2,922,475
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	6.850%	02/15/20	790	927,776
Noble Energy, Inc., Sr. Unsec’d. Notes	5.250%	11/15/43	1,050	1,095,927
Noble Energy, Inc., Sr. Unsec’d. Notes	8.250%	03/01/19	4,460	5,553,628
Occidental Petroleum Corp., Sr. Unsec’d. Notes	2.700%	02/15/23	3,790	3,581,493
Occidental Petroleum Corp., Sr. Unsec’d. Notes	3.125%	02/15/22	2,060	2,045,823
Pemex Project Funding Master Trust (Mexico), Gtd. Notes	6.625%	06/15/35	7,270	8,069,700
Petrobras Global Finance BV (Brazil), Gtd. Notes(a)	6.250%	03/17/24	5,800	5,975,514
Petrobras International Finance Co. (Brazil), Gtd. Notes(a)	3.875%	01/27/16	2,090	2,146,303
Petrobras International Finance Co. (Brazil), Gtd. Notes(a)	5.375%	01/27/21	8,850	8,950,191
Petrobras International Finance Co. (Brazil), Gtd. Notes	5.750%	01/20/20	2,501	2,610,604
Petrobras International Finance Co. (Brazil), Gtd. Notes	6.125%	10/06/16	1,970	2,120,151
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A(a)	6.375%	01/23/45	4,290	4,627,838
Plains Exploration & Production Co., Gtd. Notes	6.500%	11/15/20	670	737,838
Plains Exploration & Production Co., Gtd. Notes	6.875%	02/15/23	160	178,000
QEP Resources, Inc., Sr. Unsec’d. Notes	5.250%	05/01/23	2,640	2,626,800
QEP Resources, Inc., Sr. Unsec’d. Notes	6.875%	03/01/21	590	649,000
Range Resources Corp., Gtd. Notes(a)	5.000%	08/15/22	1,340	1,366,800
Range Resources Corp., Gtd. Notes(a)	5.000%	03/15/23	1,470	1,488,375
SESI LLC, Gtd. Notes	7.125%	12/15/21	690	769,350
Shell International Finance BV (Netherlands), Gtd. Notes	4.375%	03/25/20	3,740	4,104,994
Sinopec Group Overseas Development 2012 Ltd. (China), Gtd. Notes, 144A	2.750%	05/17/17	1,880	1,928,194
Statoil ASA (Norway), Gtd. Notes	3.125%	08/17/17	1,300	1,371,007

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value
CORPORATE BONDS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
Transocean, Inc., Gtd. Notes	5.050%		12/15/16	210	$228,413
Transocean, Inc., Gtd. Notes	6.000%		03/15/18	1,700	1,890,517
Transocean, Inc., Gtd. Notes	6.375%		12/15/21	990	1,112,714

					120,814,144

Paper & Forest Products — 0.1%
Celulosa Arauco y Constitucion SA (Chile), Sr. Unsec’d. Notes.	4.750%		01/11/22	2,025	2,034,744

Pharmaceuticals — 1.2%
AbbVie, Inc., Sr. Unsec’d. Notes	1.750%		11/06/17	7,340	7,363,194
AbbVie, Inc., Sr. Unsec’d. Notes	2.900%		11/06/22	4,650	4,476,467
Express Scripts Holding Co., Gtd. Notes	2.650%		02/15/17	3,000	3,102,510
Express Scripts Holding Co., Gtd. Notes	3.500%		11/15/16	11,300	11,964,406
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	2.850%		05/08/22	3,380	3,299,826
GlaxoSmithKline Capital, Inc. (United Kingdom), Gtd. Notes	6.375%		05/15/38	1,870	2,380,684
Perrigo Co. PLC, Series 144A, Gtd. Notes, 144A	4.000%		11/15/23	830	829,679
Pfizer, Inc., Sr. Unsec’d. Notes	6.200%		03/15/19	2,490	2,948,060
Teva Pharmaceutical Finance Co. BV (Israel), Gtd. Notes	3.650%		11/10/21	200	200,332
Wyeth LLC, Gtd. Notes	5.450%		04/01/17	620	695,737
Wyeth LLC, Gtd. Notes	5.950%		04/01/37	550	665,665
Zoetis, Inc., Sr. Unsec’d. Notes	3.250%		02/01/23	2,060	1,986,981

					39,913,541

Pipelines — 0.9%
Access Midstream Partners LP/ACMP Finance Corp., Gtd. Notes	4.875%		05/15/23	2,440	2,458,300
Access Midstream Partners LP/ACMP Finance Corp., Gtd. Notes	4.875%		03/15/24	2,170	2,164,575
Access Midstream Partners LP/ACMP Finance Corp., Gtd. Notes	5.875%		04/15/21	170	181,050
Energy Transfer Equity LP, Sr. Sec’d. Notes(a)	7.500%		10/15/20	840	960,750
Enterprise Products Operating LLC, Gtd. Notes	6.500%		01/31/19	4,610	5,451,920
Enterprise Products Operating LLC, Gtd. Notes	8.375%	(c)	08/01/66	3,400	3,829,250
Kinder Morgan, Inc., Sr. Sec’d. Notes, 144A	5.625%		11/15/23	560	553,846
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Gtd. Notes	4.500%		07/15/23	100	96,250
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Gtd. Notes	5.500%		02/15/23	820	842,550
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Gtd. Notes	6.250%		06/15/22	1,054	1,138,320
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	4.500%		11/01/23	470	437,100
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	5.875%		03/01/22	1,890	1,960,875
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	6.500%		07/15/21	429	460,103
Southern Natural Gas Co. LLC, Sr. Unsec’d. Notes	8.000%		03/01/32	2,550	3,373,237
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	7.500%		01/15/31	1,231	1,354,667
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	7.875%		09/01/21	1,373	1,631,307
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	8.750%		03/15/32	410	494,265

					27,388,365

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)

Retail & Merchandising — 0.4%
CVS Caremark Corp., Sr. Unsec’d. Notes	2.750%	12/01/22	8,890	$8,386,124
CVS Caremark Corp., Sr. Unsec’d. Notes	5.750%	06/01/17	1,043	1,179,715
CVS Pass-Through Trust, Pass-Through Certificates	6.036%	12/10/28	1,232	1,384,073
CVS Pass-Through Trust, Pass-Through Certificates	6.943%	01/10/30	775	916,260
Michaels Stores, Inc., Gtd. Notes	7.750%	11/01/18	710	758,813
QVC, Inc., Sr. Sec’d. Notes	5.950%	03/15/43	110	112,203
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	5.800%	02/15/18	540	621,814
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	6.200%	04/15/38	340	427,504

				13,786,506

Telecommunications — 3.1%
America Movil SAB de CV (Mexico), Gtd. Notes	5.000%	03/30/20	4,200	4,601,659
AT&T, Inc., Sr. Unsec’d. Notes	2.500%	08/15/15	3,460	3,545,981
AT&T, Inc., Sr. Unsec’d. Notes	3.875%	08/15/21	2,000	2,085,992
AT&T, Inc., Sr. Unsec’d. Notes	4.350%	06/15/45	2,600	2,294,695
AT&T, Inc., Sr. Unsec’d. Notes	4.450%	05/15/21	230	248,551
AT&T, Inc., Sr. Unsec’d. Notes	5.500%	02/01/18	1,650	1,861,639
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes(a)	5.950%	01/15/18	1,250	1,426,213
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.625%	12/15/30	560	865,660
Deutsche Telekom International Finance BV (Germany), Gtd. Notes	5.750%	03/23/16	2,870	3,135,558
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.250%	10/15/20	1,980	2,148,300
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes, 144A(a)	5.500%	08/01/23	2,990	2,930,200
Rogers Communications, Inc. (Canada), Gtd. Notes	6.800%	08/15/18	470	558,202
SoftBank Corp. (Japan), Gtd. Notes, 144A(a)	4.500%	04/15/20	3,830	3,810,850
Sprint Capital Corp., Gtd. Notes(a)	8.750%	03/15/32	1,560	1,716,000
Sprint Corp., Gtd. Notes, 144A(a)	7.875%	09/15/23	5,840	6,424,000
Telecom Italia Capital SA (Italy), Gtd. Notes	7.175%	06/18/19	140	160,475
Telefonica Emisiones SAU (Spain), Gtd. Notes	5.134%	04/27/20	1,970	2,129,816
Telefonica Emisiones SAU (Spain), Gtd. Notes	5.462%	02/16/21	490	538,672
Telefonica Emisiones SAU (Spain), Gtd. Notes	6.221%	07/03/17	180	203,610
Telefonica Emisiones SAU (Spain), Gtd. Notes	6.421%	06/20/16	110	121,741
tw telecom holdings, Inc., Gtd. Notes	5.375%	10/01/22	850	867,000
tw telecom holdings, Inc., Gtd. Notes	6.375%	09/01/23	3,000	3,210,000
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	2.450%	11/01/22	1,150	1,047,984
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.450%	03/15/21	2,900	2,939,704
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.150%	03/15/24	2,050	2,082,693
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	4.500%	09/15/20	1,150	1,248,949
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	4.600%	04/01/21	1,910	2,070,860
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.050%	03/15/34	1,000	1,025,874
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	5.150%	09/15/23	16,900	18,493,991
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.350%	04/01/19	2,530	2,984,474

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#		Value
CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.400%	09/15/33		10,570	$12,549,201
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.550%	09/15/43		6,780	8,250,819
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.375%	04/15/21		280	289,100

					97,868,463

Tobacco — 0.1%
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%	02/11/18		1,670	1,656,623
Lorillard Tobacco Co., Gtd. Notes	3.750%	05/20/23		210	197,938
Reynolds American, Inc., Gtd. Notes	6.150%	09/15/43		1,790	2,019,555

					3,874,116

TOTAL CORPORATE BONDS (cost $1,094,777,316)					1,132,032,880

FOREIGN GOVERNMENT BONDS — 7.7%
Brazil Notas do Tesouro Nacional (Brazil), Series F, Notes	10.000%	01/01/21	BRL	3,902	1,522,592
Brazil Notas do Tesouro Nacional (Brazil), Series F, Sr. Notes	10.000%	01/01/17	BRL	60,914	25,390,945
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	5.625%	02/26/44		4,310	4,499,640
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.750%	11/22/23		7,674	7,923,405
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	5.875%	01/15/24		887	952,416
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	3.750%	04/25/22		270	254,813
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	5.875%	03/13/20		2,000	2,185,000
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	3.750%	04/25/22		2,890	2,727,438
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	4.875%	05/05/21		1,067	1,093,675
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	5.375%	10/17/23		340	353,192
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	5.875%	03/13/20		360	393,300
Italy Buoni Poliennali del Tesoro (Italy)	3.750%	05/01/21	EUR	47,990	70,915,610
Mexican Bonos (Mexico), Sr. Unsec’d. Notes	6.500%	06/09/22	MXN	620,953	49,015,200
Mexican Bonos (Mexico), Sr. Unsec’d. Notes	10.000%	12/05/24	MXN	15,130	1,499,789
Mexican Bonos (Mexico), Sr. Unsec’d. Notes	8.000%	06/11/20	MXN	44,102	3,805,987
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	4.000%	10/02/23		2,740	2,767,400
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	5.550%	01/21/45		16,080	17,085,000
Poland Government Bond (Poland), Sr. Unsec’d. Notes	4.000%	01/22/24		9,340	9,389,035
Poland Government Bond (Poland), Series 1023, Bonds	4.000%	10/25/23	PLN	4,180	1,357,484
Poland Government Bond (Poland), Series 418, Bonds	3.750%	04/25/18	PLN	17,759	5,928,281
Poland Government Bond (Poland), Series 718, Bonds	2.500%	07/25/18	PLN	24,348	7,721,983
Russian Foreign Bond (Russia), Sr. Unsec’d. Notes RegS	7.500%	03/31/30		6,337	7,208,264

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	5.875%		09/16/25	7,345	$7,895,875
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.625%		03/30/21	1,077	1,123,311
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.750%		03/22/24	5,330	5,513,885
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	6.250%		09/26/22	5,316	5,712,042
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	6.625%		02/17/45	3,430	3,614,363
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%		03/11/19	490	546,350

TOTAL FOREIGN GOVERNMENT BONDS (cost $250,345,403)					248,396,275

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 13.1%
Adjustable Rate Mortgage Trust, Series 2005-3, Class 7A1	2.548%	(c)	07/25/35	543	501,013
Adjustable Rate Mortgage Trust, Series 2005-5, Class 1A1	2.692%	(c)	09/25/35	596	476,136
American Home Mortgage Investment Trust, Series 2004-4, Class 1A1	0.498%	(c)	02/25/45	3,509	3,305,216
Banc of America Funding Corp., Series 2005-F, Class 2A1	2.839%	(c)	09/20/35	88	67,027
Banc of America Mortgage Securities, Inc., Series 2003-H, Class 3A1	2.770%	(c)	09/25/33	410	404,471
Banc of America Mortgage Securities, Inc., Series 2005-12, Class A2	1.058%	(c)	01/25/36	1,903	1,711,129
Banc of America Mortgage Securities, Inc., Series 2005-H, Class 2A1	2.766%	(c)	09/25/35	277	251,013
BCAP LLC Trust, Series 2006-AA1, Class A1	0.348%	(c)	10/25/36	3,595	2,645,834
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-10, Class A3	2.658%	(c)	10/25/35	133	130,601
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 11A1	2.575%	(c)	02/25/36	657	519,508
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 24A1	5.535%	(c)	02/25/36	337	316,512
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4, Class 1A1	2.644%	(c)	10/25/36	727	620,820
Bear Stearns Alt-A Trust, Series 2004-11, Class 1M1	1.058%	(c)	11/25/34	11,935	9,749,210
Bear Stearns Alt-A Trust, Series 2004-13, Class A1	0.898%	(c)	11/25/34	151	149,483
Bear Stearns Asset-Backed Securities Trust, Series 2003-AC5, Class A3	1.258%	(c)	10/25/33	471	446,084
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-3A, Class A2, 144A	0.458%	(c)	08/25/35	432	393,529
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-4A, Class A2, 144A	0.448%	(c)	10/25/35	400	366,068
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-1A, Class A2, 144A	0.358%	(c)	01/25/36	625	561,772
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-3A, Class A2, 144A	0.388%	(c)	07/25/36	733	635,818
Citigroup Mortgage Loan Trust, Inc., Series 2005-8, Class 1A1A	2.564%	(c)	10/25/35	540	452,626
Citigroup Mortgage Loan Trust, Inc., Series 2010-3, Class 4A1, 144A	2.380%	(c)	02/25/36	2,604	2,611,270
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB6, Class A1	2.527%	(c)	11/20/34	233	219,940

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-3, Class 1A2	0.448%	(c)	04/25/35	5,617	$4,826,704
DSLA Mortgage Loan Trust, Series 2004-AR2, Class A1A	0.977%	(c)	11/19/44	11,764	10,428,901
Fannie Mae, Series 409, Class C1, IO	3.000%		11/25/26	5,510	606,171
Fannie Mae, Series 409, Class C2, IO	3.000%		04/25/27	5,496	680,783
Fannie Mae, Series 409, Class C13, IO	3.500%		11/25/41	3,779	829,545
Fannie Mae, Series 409, Class C22, IO	4.500%		11/25/39	5,295	1,125,600
Fannie Mae Connecticut Avenue Securities, Series 2013-C01, Class M2	5.408%	(c)	10/25/23	12,230	13,612,846
Fannie Mae Connecticut Avenue Securities, Series 2014-C01, Class M2	4.562%	(c)	01/25/24	15,880	16,709,269
Fannie Mae REMICS, Series 2004-38, Class FK	0.508%	(c)	05/25/34	1,242	1,241,864
Fannie Mae REMICS, Series 2006-104, Class IC, IO	6.446%	(c)	11/25/36	2,439	503,540
Fannie Mae REMICS, Series 2010-27, Class AS, IO	6.326%	(c)	04/25/40	3,961	600,648
Fannie Mae REMICS, Series 2010-100, Class CS, IO	6.496%	(c)	09/25/40	4,563	771,597
Fannie Mae REMICS, Series 2010-110, Class AE	9.750%		11/25/18	3,017	3,394,909
Fannie Mae REMICS, Series 2010-123, Class PM	4.000%		07/25/40	7,300	7,669,803
Fannie Mae REMICS, Series 2010-142, Class SM, IO	6.376%	(c)	12/25/40	1,064	131,814
Fannie Mae REMICS, Series 2010-150, Class SK, IO	6.376%	(c)	01/25/41	3,391	533,261
Fannie Mae REMICS, Series 2011-14, Class GD	4.000%		04/25/40	58,533	60,058,467
Fannie Mae REMICS, Series 2011-15, Class AB	9.750%		08/25/19	1,021	1,149,281
Fannie Mae REMICS, Series 2011-99, Class KS, IO	6.546%	(c)	10/25/26	4,161	712,824
Fannie Mae REMICS, Series 2011-117, Class LS, IO	6.446%	(c)	10/25/40	2,305	394,093
Fannie Mae REMICS, Series 2012-28, Class B	6.500%		06/25/39	1,023	1,136,565
Fannie Mae REMICS, Series 2012-46, Class BA	6.000%		05/25/42	4,004	4,409,421
Fannie Mae REMICS, Series 2012-51, Class B	7.000%		05/25/42	1,585	1,758,830
Fannie Mae REMICS, Series 2012-70, Class HS, IO	5.846%	(c)	07/25/42	3,361	679,682
Fannie Mae REMICS, Series 2012-70, Class YS, IO	6.496%	(c)	02/25/41	500	92,325
Fannie Mae REMICS, Series 2012-74, Class AI, IO	3.000%		07/25/27	3,470	419,798
Fannie Mae REMICS, Series 2012-74, Class OA, PO	1.000%	(s)	03/25/42	304	259,276
Fannie Mae REMICS, Series 2012-74, Class SA, IO	6.496%	(c)	03/25/42	3,500	537,832
Fannie Mae REMICS, Series 2012-75, Class AO, PO	1.000%	(s)	03/25/42	457	388,918
Fannie Mae REMICS, Series 2012-75, Class NS, IO	6.446%	(c)	07/25/42	146	26,433
Fannie Mae REMICS, Series 2012-93, Class IB, IO	3.000%		09/25/27	8,325	1,020,398
Fannie Mae REMICS, Series 2012-118, Class CI, IO	3.500%		12/25/39	1,555	270,703
Fannie Mae REMICS, Series 2012-124, Class SE, IO	5.996%	(c)	11/25/42	2,825	614,188
Fannie Mae REMICS, Series 2012-128, Class SL, IO	5.996%	(c)	11/25/42	1,311	300,948

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Fannie Mae REMICS, Series 2012-128, Class SQ, IO	5.996%	(c)	11/25/42	2,031	$461,341
Fannie Mae REMICS, Series 2012-133, Class CS, IO	5.996%	(c)	12/25/42	1,271	269,722
Fannie Mae REMICS, Series 2012-133, Class SA, IO	5.996%	(c)	12/25/42	656	148,313
Fannie Mae REMICS, Series 2012-134, Class MS, IO	5.996%	(c)	12/25/42	1,800	434,505
Fannie Mae REMICS, Series 2012-134, Class SK, IO	5.996%	(c)	12/25/42	1,474	309,349
Fannie Mae REMICS, Series 2012-139, Class DI, IO	3.000%		12/25/27	3,894	501,703
Fannie Mae REMICS, Series 2013-9, Class BC	6.500%		07/25/42	4,890	5,452,991
Fannie Mae REMICS, Series 2013-9, Class CB	5.500%		04/25/42	10,711	11,870,414
Fannie Mae REMICS, Series 2013-9, Class SA, IO	5.996%	(c)	03/25/42	14,761	2,200,406
Fannie Mae REMICS, Series 2013-26, Class HI, IO	3.000%		04/25/32	5,189	712,817
Fannie Mae REMICS, Series 2013-67, Class KS, IO	5.946%	(c)	07/25/43	667	147,521
Fannie Mae REMICS, Series 2013-73, Class IA, IO	3.000%		09/25/32	17,714	2,694,536
Fannie Mae REMICS, Series 2013-126, Class CS, IO	5.996%	(c)	09/25/41	9,678	1,664,078
First Horizon Mortgage Pass-Through Trust, Series 2004-AR7, Class 4A1	4.682%	(c)	02/25/35	171	163,093
Freddie Mac Reference REMICS, Series R007, Class ZA	6.000%		05/15/36	6,285	7,011,244
Freddie Mac REMICS, Series 2808, Class FT	0.510%	(c)	04/15/33	233	233,093
Freddie Mac REMICS, Series 2957, Class ZA	5.000%		03/15/35	7,334	7,970,797
Freddie Mac REMICS, Series 3242, Class SC, IO	6.135%	(c)	11/15/36	1,148	170,630
Freddie Mac REMICS, Series 3368, Class AI, IO	5.875%	(c)	09/15/37	2,586	375,857
Freddie Mac REMICS, Series 3621, Class SB, IO	6.075%	(c)	01/15/40	609	92,347
Freddie Mac REMICS, Series 3639, Class EY	5.000%		02/15/30	3,100	3,347,169
Freddie Mac REMICS, Series 3768, Class MB	4.000%		12/15/39	10,732	11,213,373
Freddie Mac REMICS, Series 3806, Class CZ	5.500%		07/15/34	10,347	11,148,226
Freddie Mac REMICS, Series 3947, Class SG, IO	5.795%	(c)	10/15/41	11,478	2,278,820
Freddie Mac REMICS, Series 3997, Class SK, IO	6.445%	(c)	11/15/41	1,609	286,414
Freddie Mac REMICS, Series 4054, Class SA, IO	5.895%	(c)	08/15/39	2,709	363,968
Freddie Mac REMICS, Series 4063, Class S, IO	5.795%	(c)	06/15/42	764	152,441
Freddie Mac REMICS, Series 4076, Class SW, IO	5.895%	(c)	07/15/42	447	99,607
Freddie Mac REMICS, Series 4092, Class AI, IO	3.000%		09/15/31	985	140,157
Freddie Mac REMICS, Series 4097, Class SG, IO	5.995%	(c)	08/15/32	4,874	1,004,691
Freddie Mac REMICS, Series 4097, Class ST, IO	5.895%	(c)	08/15/42	804	179,215
Freddie Mac REMICS, Series 4119, Class IN, IO	3.500%		10/15/32	1,670	323,955
Freddie Mac REMICS, Series 4136, Class SE, IO	5.995%	(c)	11/15/42	635	137,527
Freddie Mac REMICS, Series 4136, Class SJ, IO	5.995%	(c)	11/15/42	651	150,786
Freddie Mac REMICS, Series 4136, Class SQ, IO	5.995%	(c)	11/15/42	1,013	220,653
Freddie Mac REMICS, Series 4146, Class DI, IO	3.000%		12/15/31	10,051	1,467,138

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Freddie Mac REMICS, Series 4174, Class SA, IO	6.048%	(c)	05/15/39	5,829	$1,117,697
Freddie Mac REMICS, Series 4206, Class CZ	3.000%		05/15/43	1,230	968,655
Freddie Mac REMICS, Series 4210, Class Z	3.000%		05/15/43	2,510	2,050,046
Freddie Mac REMICS, Series 4226, Class GZ	3.000%		07/15/43	2,142	1,702,260
Freddie Mac REMICS, Series 4239, Class IO, IO	3.500%		06/15/27	16,887	2,357,267
Freddie Mac Strips, Series 283, Class IO, IO	3.500%		10/15/27	709	110,946
FREMF Mortgage Trust, Series 2013-K32, Class C, 144A	3.650%	(c)	10/25/46	5,207	4,627,242
Government National Mortgage Assoc., Series 2009-106, Class SC, IO	6.193%	(c)	11/20/39	1,450	238,721
Government National Mortgage Assoc., Series 2010-31, Class GS, IO	6.343%	(c)	03/20/39	1,284	186,240
Government National Mortgage Assoc., Series 2010-42, Class BS, IO	6.323%	(c)	04/20/40	582	104,974
Government National Mortgage Assoc., Series 2010-47, Class XN, IO	6.395%	(c)	04/16/34	301	16,499
Government National Mortgage Assoc., Series 2010-85, Class HS, IO	6.493%	(c)	01/20/40	1,063	174,439
Government National Mortgage Assoc., Series 2010-101, Class NI, IO	5.000%		11/20/36	2,792	212,745
Government National Mortgage Assoc., Series 2010-H02, Class FA	0.835%	(c)	02/20/60	7,290	7,311,973
Government National Mortgage Assoc., Series 2010-H10, Class FC	1.155%	(c)	05/20/60	7,738	7,841,829
Government National Mortgage Assoc., Series 2010-H11, Class FA	1.155%	(c)	06/20/60	8,456	8,587,715
Government National Mortgage Assoc., Series 2010-H20, Class AF	0.489%	(c)	10/20/60	15,563	15,381,425
Government National Mortgage Assoc., Series 2010-H24, Class FA	0.509%	(c)	10/20/60	13,824	13,668,358
Government National Mortgage Assoc., Series 2010-H26, Class LF	0.509%	(c)	08/20/58	848	842,668
Government National Mortgage Assoc., Series 2011-135, Class D	5.000%		04/16/40	1,200	1,311,629
Government National Mortgage Assoc., Series 2012-66, Class CI, IO	3.500%		02/20/38	4,929	711,078
Government National Mortgage Assoc., Series 2012-98, Class SA, IO	5.945%	(c)	08/16/42	2,943	470,758
Government National Mortgage Assoc., Series 2013-69, Class AI, IO	3.500%		05/20/43	2,120	503,792
Government National Mortgage Assoc., Series 2013-147, Class QS, IO	6.593%	(c)	12/20/39	4,929	995,479
Government National Mortgage Assoc., Series 2013-152, Class HS, IO	6.543%	(c)	06/20/43	5,121	1,078,957
Government National Mortgage Assoc., Series 2013-193, Class AB	2.000%		12/16/49	4,373	4,348,210
Government National Mortgage Assoc., Series 2014-5, Class SP, IO	5.995%	(c)	06/16/43	6,159	1,067,418
GreenPoint Mortgage Funding Trust, Series 2005-AR4, Class G41B	0.358%	(c)	10/25/45	284	218,657
GreenPoint Mortgage Funding Trust, Series 2006-AR2, Class 1A2	0.408%	(c)	04/25/36	1,925	3,040,123
GreenPoint Mortgage Funding Trust, Series 2006-AR3, Class 3A1	0.388%	(c)	04/25/36	280	198,526
GSMPS Mortgage Loan Trust, Series 2004-4, Class 1AF, 144A	0.558%	(c)	06/25/34	3,356	2,919,907

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
GSMPS Mortgage Loan Trust, Series 2005-RP1, Class 1AF, 144A	0.508%	(c)	01/25/35	3,539	$2,973,946
GSMPS Mortgage Loan Trust, Series 2005-RP2, Class 1AF, 144A	0.508%	(c)	03/25/35	1,647	1,439,986
GSR Mortgage Loan Trust, Series 2005-8F, Class 2A1	5.500%		11/25/35	779	739,454
GSR Mortgage Loan Trust, Series 2005-AR4, Class 3A5	2.642%	(c)	07/25/35	791	741,933
Harborview Mortgage Loan Trust, Series 2004-10, Class 3A1A	2.744%	(c)	01/19/35	487	477,881
Harborview Mortgage Loan Trust, Series 2004-11, Class 3A1A	0.506%	(c)	01/19/35	124	91,490
Harborview Mortgage Loan Trust, Series 2004-11, Class 3A3	0.536%	(c)	01/19/35	365	248,060
Homestar Mortgage Acceptance Corp., Series 2004-3, Class AV1	0.608%	(c)	07/25/34	879	865,866
Homestar Mortgage Acceptance Corp., Series 2004-6, Class A3A	0.708%	(c)	01/25/35	2,257	2,239,007
Impac Secured Asset Trust, Series 2006-2, Class 2A1	0.504%	(c)	08/25/36	256	250,994
Impac Secured Assets Trust, Series 2007-2, Class 2A	0.408%	(c)	04/25/37	4,528	4,240,663
IndyMac Index Mortgage Loan Trust, Series 2006-AR27, Class 2A2	0.358%	(c)	10/25/36	1,631	1,389,274
JPMorgan Mortgage Trust, Series 2005-A6, Class 2A4	2.784%	(c)	08/25/35	1,400	1,314,985
JPMorgan Mortgage Trust, Series 2005-S3, Class 1A1	6.500%		01/25/36	3,607	3,207,019
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1	2.653%	(c)	04/21/34	1,765	1,790,741
MASTR Alternative Loans Trust, Series 2004-10, Class 5A1	0.608%	(c)	09/25/34	1,103	1,025,422
Merrill Lynch Mortgage Investors Trust, Series 2006-1, Class 1A	2.480%	(c)	02/25/36	180	169,129
Merrill Lynch Mortgage Investors Trust, Series 2006-1, Class 2A1	2.137%	(c)	02/25/36	561	542,911
Morgan Stanley Mortgage Loan Trust, Series 2004-5AR, Class 2A	2.693%	(c)	07/25/34	1,287	1,282,177
Morgan Stanley Mortgage Loan Trust, Series 2004-10AR, Class 4A	2.600%	(c)	11/25/34	3,301	3,211,547
Morgan Stanley Mortgage Loan Trust, Series 2005-10, Class 1A1	0.858%	(c)	12/25/35	2,902	2,367,791
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3	2.827%	(c)	03/25/36	3,566	2,787,911
NAAC Reperforming Loan REMIC Trust, Series 2004-R3, Class A1, 144A	6.500%		02/25/35	2,991	3,092,573
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AF1, Class 2A	2.908%	(c)	06/25/36	1,254	844,612
RBSGC Mortgage Loan Trust, Series 2005-A, Class 5A	7.000%		04/25/35	4,131	3,561,719
RBSGC Mortgage Loan Trust, Series 2007-B, Class 1A4	0.608%	(c)	01/25/37	1,681	1,162,438
RBSSP Resecuritization Trust, Series 2010-3, Class 4A1, 144A	3.104%	(c)	12/26/35	1,140	1,143,781
Reperforming Loan REMIC Trust, Series 2005-R3, Class AF, 144A	0.558%	(c)	09/25/35	351	316,546
Residential Accredit Loans, Inc., Series 2007-QS1, Class 2A2	0.518%	(c)	01/25/37	464	277,731

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Residential Asset Mortgage Products, Inc., Series 2005-SL1, Class A7	8.000%		05/25/32	186	$181,391
Residential Asset Securitization Trust, Series 2007-A7, Class A3	5.999%		07/25/37	2,884	2,350,037
SACO I Trust, Series 2007-VA1, Class A, 144A	8.964%	(c)	06/25/21	1,848	1,870,977
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-9XS, Class A	0.526%	(c)	07/25/34	935	878,139
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-10, Class 2A	2.387%	(c)	08/25/34	4,811	4,723,766
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2	0.458%	(c)	09/25/34	652	574,888
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-12, Class 3A1	2.379%	(c)	06/25/35	122	110,602
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5A1	5.019%	(c)	05/25/36	373	308,838
Structured Agency Credit Risk Debt Notes, Series 2014-DN1, Class M3	4.655%	(c)	02/25/24	3,650	3,880,300
Structured Asset Securities Corp., Series 2005-16, Class 1A2	5.500%		09/25/35	736	756,302
Structured Asset Securities Corp., Series 2005-RF1, Class A, 144A	0.508%	(c)	03/25/35	3,679	3,085,477
Thornburg Mortgage Securities Trust, Series 2007-4, Class 3A1	6.092%	(c)	09/25/37	1,746	1,826,556
Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 1A1	2.773%	(c)	08/20/35	147	125,802
Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR19, Class A6	2.465%	(c)	02/25/33	1,316	1,296,573
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR9, Class 1A7	2.421%	(c)	09/25/33	419	427,515
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR11, Class A1A	0.478%	(c)	08/25/45	6,363	5,901,855
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1C3	0.648%	(c)	10/25/45	6,036	5,272,584
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY1, Class 4A1	2.487%	(c)	02/25/37	905	792,423
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY3, Class 4A1	2.499%	(c)	03/25/37	784	733,466
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY4, Class 4A1	2.208%	(c)	09/25/36	597	521,322
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OA6, Class 1A	0.945%	(c)	07/25/47	20,879	18,005,957
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR4, Class 2A1	5.579%	(c)	04/25/36	191	188,248

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $405,587,691)					421,808,052

U.S. GOVERNMENT AGENCY OBLIGATIONS — 23.2%
Federal Home Loan Mortgage Corp.	2.480%	(c)	07/01/36	1,664	1,773,076
Federal Home Loan Mortgage Corp.	3.000%		TBA	23,900	22,967,350
Federal Home Loan Mortgage Corp.	3.500%		11/01/42-04/01/43	1,457	1,454,941
Federal Home Loan Mortgage Corp.	3.500%		TBA	2,700	2,703,796
Federal Home Loan Mortgage Corp.	4.000%		10/01/25-08/01/43	30,810	32,230,151
Federal Home Loan Mortgage Corp.	5.000%		03/01/38	1,408	1,527,904
Federal Home Loan Mortgage Corp.	5.500%		12/01/38	4,153	4,567,723
Federal Home Loan Mortgage Corp.	6.500%		09/01/39	4,217	4,719,526
Federal Home Loan Mortgage Corp.	7.000%		03/01/39	1,050	1,189,917
Federal National Mortgage Assoc.	1.875%	(c)	05/01/37	147	154,400
Federal National Mortgage Assoc.	1.877%	(c)	01/01/37	131	139,912

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	2.296%	(c)	08/01/37	150	$159,577
Federal National Mortgage Assoc.	2.500%		01/01/28-10/01/42	7,149	6,966,430
Federal National Mortgage Assoc.	3.000%		09/01/42-02/01/43	27,157	26,219,963
Federal National Mortgage Assoc.	3.000%		TBA	3,800	3,656,906
Federal National Mortgage Assoc.	3.252%	(s)	10/09/19	25,050	21,564,718
Federal National Mortgage Assoc.	3.500%		06/01/33-05/01/43	65,308	66,077,048
Federal National Mortgage Assoc.	3.500%		TBA	30,900	30,977,250
Federal National Mortgage Assoc.	3.500%		TBA	24,100	25,267,344
Federal National Mortgage Assoc.	4.000%		04/01/42-07/01/43	19,660	20,513,396
Federal National Mortgage Assoc.	4.000%		TBA	56,900	58,935,953
Federal National Mortgage Assoc.	4.500%		04/01/31-10/01/41	25,165	27,015,704
Federal National Mortgage Assoc.	4.500%		TBA	74,500	79,202,816
Federal National Mortgage Assoc.	5.000%		07/01/33-05/01/42	17,889	19,630,202
Federal National Mortgage Assoc.	5.000%		TBA	28,900	31,431,009
Federal National Mortgage Assoc.	5.500%		11/01/28-05/01/40	6,590	7,282,887
Federal National Mortgage Assoc.	6.000%		04/01/33-09/01/37	3,242	3,617,176
Federal National Mortgage Assoc.	6.500%		05/01/40	18,422	20,668,744
Federal National Mortgage Assoc.	6.625%		11/15/30	13,100	18,000,527
Federal National Mortgage Assoc.	7.000%		04/01/37-02/01/39	7,515	8,427,098
Financing Corp., Series 1P, Debs., PO	4.463%	(s)	05/11/18	1,670	1,549,874
Financing Corp., Series 6P, Debs., PO	4.550%	(s)	08/03/18	710	654,041
Financing Corp., Series 7P, Debs., PO	4.549%	(s)	08/03/18	1,290	1,188,329
Financing Corp., Series 8P, Debs., PO	4.550%	(s)	08/03/18	680	626,406
Financing Corp., Series 11P, Debs., PO	4.445%	(s)	02/08/18	440	413,209
Financing Corp., Series 12P, Debs., PO	3.540%	(s)	12/06/18	3,500	3,186,897
Financing Corp., Series 13P, Debs., PO	3.170%	(s)	12/27/18	7,929	7,206,295
Financing Corp., Series 15P, Debs., PO	3.385%	(s)	03/07/19	2,900	2,618,944
Financing Corp., Series 19P, Debs., PO	4.728%	(s)	06/06/19	210	189,350
Financing Corp., Series B-P, Debs., PO	4.463%	(s)	04/06/18	1,340	1,246,802
Financing Corp., Series D-P, Debs., PO	4.549%	(s)	08/03/18	1,590	1,464,684
Financing Corp., Series D-P, Sec’d. Notes, PO	3.631%	(s)	09/26/19	5,580	4,896,366
Financing Corp., Series E-P, Debs., PO	3.716%	(s)	11/02/18	5,800	5,297,575
Government National Mortgage Assoc.	1.840%	(c)	11/20/60	5,931	6,204,340
Government National Mortgage Assoc.	1.904%	(c)	07/20/60	4,630	4,854,933
Government National Mortgage Assoc.	1.924%	(c)	09/20/60	6,367	6,695,689
Government National Mortgage Assoc.	2.569%	(c)	04/20/60	7,661	8,201,850
Government National Mortgage Assoc.	3.500%		TBA	7,600	7,755,562
Government National Mortgage Assoc.	3.500%		TBA	12,900	13,160,015
Government National Mortgage Assoc.	4.000%		TBA	20,100	21,120,702
Government National Mortgage Assoc.	4.500%		01/20/40-07/20/41	10,231	11,040,314
Government National Mortgage Assoc.	4.500%		TBA	44,400	47,861,815
Government National Mortgage Assoc.	5.000%		04/15/40-11/20/40	21,417	23,487,858
Government National Mortgage Assoc.	5.500%		06/15/36	1,653	1,844,678
Government National Mortgage Assoc.	6.000%		08/20/40-02/20/42	1,316	1,466,961
Government National Mortgage Assoc.	6.500%		10/20/37	1,655	1,853,110
Tennessee Valley Authority	5.250%		09/15/39	7,190	8,141,877

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $744,111,903)					743,271,920

U.S. TREASURY OBLIGATIONS — 10.7%
U.S. Treasury Bond	3.750%		11/15/43	700	724,718
U.S. Treasury Bonds	2.750%		08/15/42	176,915	151,041,181
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375%		07/15/23	17,180	17,077,555
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625%		02/15/43	13,720	11,687,108
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125%		02/15/40	3,910	5,066,069
U.S. Treasury Notes	0.375%		11/15/15	2,590	2,593,945
U.S. Treasury Notes(a)	0.750%		01/15/17-06/30/17	4,732	4,689,759
U.S. Treasury Notes	1.375%		06/30/18	2,280	2,269,311
U.S. Treasury Notes(a)	1.500%		08/31/18-02/28/19	13,490	13,372,006

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes	1.625%		03/31/19	3,180	$3,163,852
U.S. Treasury Notes(a)	2.000%		09/30/20-02/28/21	79,980	78,775,533
U.S. Treasury Notes(a)	2.750%		11/15/23-02/15/24	14,870	14,929,831
U.S. Treasury Notes	3.625%		02/15/44	34,700	35,101,201
U.S. Treasury Strip Principal	4.007%	(s)	02/15/43	12,130	4,122,635

TOTAL U.S. TREASURY OBLIGATIONS (cost $359,951,451)					344,614,704

				Shares

PREFERRED STOCK

Diversified Financial Services
Citigroup Capital XIII, 7.875% (cost $1,192,692)				45,250	1,255,235

TOTAL LONG-TERM INVESTMENTS (cost $3,162,519,098)					3,199,398,432

SHORT-TERM INVESTMENTS — 13.9%

AFFILIATED MONEY MARKET MUTUAL FUND — 13.9%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $445,164,651; includes $115,730,452 of cash collateral for securities on loan)(b)(w)				445,164,651	445,164,651

	Counterparty	Notional Amount (000)#

OPTIONS PURCHASED*

Call Options
5 Year U.S. Treasury Notes, expiring 05/23/14, Strike Price $121.75		175	1,367
U.S. Treasury Long Bond, expiring 04/25/14, Strike Price $132.00		84	152,250

			153,617

Put Options
Currency Option USD vs EUR, expiring 04/14/14, Strike Price $1.35	Bank of America	9,375	2,344

TOTAL OPTIONS PURCHASED (cost $194,570)			155,961

TOTAL SHORT-TERM INVESTMENTS (cost $445,359,221)			445,320,612

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 113.5% (cost $3,607,878,319)			3,644,719,044

OPTIONS WRITTEN*

Call Options
5 Year U.S. Treasury Notes,
expiring 04/25/14, Strike Price $119.00		100	(39,063)
expiring 04/25/14, Strike Price $119.50		56	(10,500)
expiring 04/25/14, Strike Price $120.00		123	(9,609)
expiring 05/23/14, Strike Price $120.00		126	(22,641)

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Notional Amount (000)#	Value

OPTIONS WRITTEN* (Continued)

Call Options (cont’d)
10 Year U.S. Treasury Notes,
expiring 04/25/14, Strike Price $123.50	45	$(28,828)
expiring 04/25/14, Strike Price $124.00	245	(103,359)
expiring 04/25/14, Strike Price $124.50	15	(3,750)
expiring 04/25/14, Strike Price $125.00	220	(30,938)
expiring 04/25/14, Strike Price $125.50	125	(9,766)
U.S. Treasury Long Bond,
expiring 04/25/14, Strike Price $133.00	58	(69,781)
expiring 04/25/14, Strike Price $134.00	112	(84,000)
expiring 04/25/14, Strike Price $135.00	28	(12,250)
expiring 04/25/14, Strike Price $137.00	34	(4,781)

		(429,266)

Put Options
10 Year U.S. Treasury Notes,
expiring 04/25/14, Strike Price $123.00	67	(29,313)
expiring 04/25/14, Strike Price $123.50	277	(177,453)
U.S. Treasury Long Bond,
expiring 04/25/14, Strike Price $130.00	45	(8,438)
expiring 04/25/14, Strike Price $132.00	90	(53,438)

		(268,642)

TOTAL OPTIONS WRITTEN (premiums received $826,715)		(697,908)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 113.5% (cost $3,607,051,604)		3,644,021,136
Liabilities in excess of other assets(x) — (13.5)%		(432,841,745)

NET ASSETS — 100.0%		$3,211,179,391

The following abbreviations are used in the Portfolio descriptions:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
CDX	Credit Derivative Index
CMBS	Commercial Mortgage-Backed Security
FHLMC	Federal Home Loan Mortgage Corporation
FREMF	Freddie Mac Mortgage Trust
IO	Interest Only
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PO	Principal Only
REMICS	Real Estate Mortgage Investment Conduit Security
SLM	Student Loan Mortgage
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
BRL	Brazilian Real
EUR	Euro
JPY	Japanese Yen
MXN	Mexican Peso
PLN	Polish Zloty

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

USD	United States Dollar
*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $113,137,001; cash collateral of $115,730,452 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2014.
(p)	Interest rate not available as of March 31, 2014.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at March 31, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions:
153	90 Day Euro Dollar	Dec. 2015	$37,767,888	$37,808,213	$40,325
1,349	90 Day Euro Dollar	Jun. 2016	331,527,375	331,331,263	(196,112)
1,996	90 Day Euro Dollar	Dec. 2016	488,235,425	487,398,250	(837,175)
416	2 Year U.S. Treasury Notes	Jun. 2014	91,454,750	91,338,000	(116,750)
1,895	5 Year U.S. Treasury Notes	Jun. 2014	226,257,750	225,416,172	(841,578)
244	10 Year Euro-Bund.	Jun. 2014	48,062,491	48,196,950	134,459
435	30 Year U.S. Ultra Treasury Bonds	Jun. 2014	61,527,524	62,843,906	1,316,382

					(500,449)

Short Positions:
243	90 Day Euro Dollar	Jun. 2014	60,473,588	60,601,163	(127,575)
1,070	90 Day Euro Dollar	Jun. 2018	258,676,725	258,271,250	405,475
1,502	10 Year U.S. Treasury Notes	Jun. 2014	186,548,594	185,497,000	1,051,594
870	20 Year U.S. Treasury Bonds	Jun. 2014	115,034,336	115,900,313	(865,977)
299	Euro Currency	Jun. 2014	51,949,475	51,480,325	469,150
44	Japanese Yen Currency	Jun. 2014	5,389,250	5,330,600	58,650

					991,317

					$490,868

(1)   Cash of $4,743,539 has been segregated to cover requirement for open futures contracts as of March 31, 2014.

Forward foreign currency exchange contracts outstanding at March 31, 2014:

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Euro,
Expiring 05/14/14	Citigroup Global Markets	EUR	64,864	$88,736,718	$89,352,975	$(616,257)
Expiring 05/14/14	Morgan Stanley	EUR	23,746	32,297,576	32,710,963	(413,387)
Japanese Yen,
Expiring 05/14/14	Charles Schwab	JPY	1,205,786	11,781,118	11,685,062	96,056
Expiring 05/14/14	Citigroup Global Markets	JPY	2,628,436	25,703,336	25,471,723	231,613

				$158,518,748	$159,220,723	$(701,975)

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2014:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
263,430	03/31/17	1.890%	3 month LIBOR(1)	$11,531	$(73,025)	$(84,556)
275,830	03/29/19	3.300%	3 month LIBOR(2)	—	228,723	228,723

				$11,531	$155,698	$144,167

(1)	Portfolio pays the fixed rate and receives the floating rate.

(2)	Portfolio pays the floating rates and receives the fixed rate.

# Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at March 31, 2014:

Reference Entity/Obligation	Termination Date	Notional Amount (000)#(2)	Fixed Rate	Value at Trade Date	Value at March 31, 2014	Unrealized Depreciation
Exchange-traded credit default swaps – Buy Protection(1):
CDX.HY.20.V1	06/20/18	6,100	5.000%	$(226,310)	$(545,289)	$(318,979)
CDX.HY.21	12/20/18	13,950	5.000%	(948,461)	(1,128,788)	(180,327)

				$(1,174,771)	$(1,674,077)	$(499,306)

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

# Notional amount is shown in U.S. dollars unless otherwise stated.

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.
Level 2 –	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$53,050,566	$2,305,500
Residential Mortgage-Backed Securities	—	52,687,003	—
Bank Loans	—	92,691,655	—
Commercial Mortgage-Backed Securities	—	106,253,368	1,031,274
Corporate Bonds	—	1,126,183,643	5,849,237
Foreign Government Bonds	—	248,396,275	—
Residential Mortgage-Backed Securities	—	421,808,052	—
U.S. Government Agency Obligations	—	743,271,920	—
U.S. Treasury Obligations	—	344,614,704	—
Preferred Stock	1,255,235	—	—
Affiliated Money Market Mutual Fund	445,164,651	—	—
Options Purchased	155,961	—	—
Options Written	(697,908)	—	—
Other Financial Instruments*
Futures	490,868	—	—
Foreign Forward Currency Exchange Contracts	—	(701,975)	—
Interest Rate Swaps	—	144,167	—
Credit Default Swaps	—	(499,306)	—

Total	$446,368,807	$3,187,900,072	$9,186,011

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2014 categorized by risk exposure:

Derivative Fair Value at 3/31/14
Credit contracts	$(499,306)
Foreign exchange contracts	(171,831)
Interest rate contracts	(437,056)

Total	$(1,108,193)

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 97.3%

CORPORATE OBLIGATIONS — 1.2%

Metals & Mining
Southern Copper Corp., Sr. Unsec’d. Notes(a)	5.250%	11/08/42	668	$571,912
Southern Copper Corp., Sr. Unsec’d. Notes(a)	6.750%	04/16/40	2,373	2,415,102
Southern Copper Corp., Sr. Unsec’d. Notes	7.500%	07/27/35	410	450,544

(cost $3,813,286)				3,437,558

FOREIGN BONDS — 44.6%

Argentina — 0.2%
Arcos Dorados Holdings, Inc., Gtd. Notes, 144A	6.625%	09/27/23	690	707,250

Brazil — 8.8%
Andrade Gutierrez International SA, Gtd. Notes, 144A	4.000%	04/30/18	1,260	1,253,700
Braskem Finance Ltd., Gtd. Notes, RegS	7.000%	05/07/20	860	933,100
Centrais Eletricas Brasileiras SA, Sr. Unsec’d. Notes, RegS(a)	5.750%	10/27/21	712	701,320
CSN Resources SA, Gtd. Notes, RegS	6.500%	07/21/20	1,544	1,574,880
Gerdau Trade, Inc., Gtd. Notes, 144A	4.750%	04/15/23	790	733,120
Hypermarcas SA, Sr. Unsec’d. Notes, 144A	6.500%	04/20/21	837	906,053
JBS Investments GmbH, 144A	7.250%	04/03/24	720	720,000
Marfrig Holding Europe BV, Gtd. Notes, 144A	11.250%	09/20/21	850	916,980
Marfrig Holding Europe BV, Gtd. Notes, RegS	8.375%	05/09/18	750	748,500
Marfrig Overseas Ltd., Gtd. Notes, 144A	9.500%	05/04/20	400	401,500
OAS Investments GmbH, Gtd. Notes, 144A	8.250%	10/19/19	830	834,150
Odebrecht Finance Ltd., Gtd. Notes, 144A	4.375%	04/25/25	770	691,075
Odebrecht Finance Ltd., Gtd. Notes, 144A(a)	5.125%	06/26/22	1,677	1,672,807
Odebrecht Offshore Drilling Finance Ltd., Sr. Sec’d. Notes, 144A	6.625%	10/01/23	375	388,125
Oi SA, Sr. Unsec’d. Notes, 144A	5.750%	02/10/22	547	523,753
Oi SA, Sr. Unsec’d. Notes, RegS	5.750%	02/10/22	364	348,530
Petrobras Global Finance BV, Gtd. Notes(a)	4.375%	05/20/23	350	320,257
Petrobras International Finance Co., Gtd. Notes(a)	5.375%	01/27/21	1,976	1,998,370
Petrobras International Finance Co., Gtd. Notes(a)	6.750%	01/27/41	1,179	1,142,550
Rearden G Holdings EINS GmbH, Gtd. Notes, 144A	7.875%	03/30/20	535	555,063
Rearden G Holdings EINS GmbH, Gtd. Notes, RegS	7.875%	03/30/20	91	95,323
Samarco Mineracao SA, Sr. Unsec’d. Notes, 144A(a)	4.125%	11/01/22	1,408	1,295,360
Suzano Trading Ltd., Gtd. Notes, 144A	5.875%	01/23/21	100	101,625
Vale Overseas Ltd., Gtd. Notes(a)	4.375%	01/11/22	2,970	2,948,699
Vale Overseas Ltd., Gtd. Notes	6.875%	11/21/36	2,326	2,478,300
Vale SA, Sr. Unsec’d. Notes	5.625%	09/11/42	637	595,859
Virgolino de Oliveira Finance Ltd., Gtd. Notes, RegS	10.500%	01/28/18	200	122,500

				25,001,499

Chile — 3.2%
AES Gener SA, Sr. Unsec’d. Notes, 144A	5.250%	08/15/21	564	589,380
Banco del Estado de Chile, Sr. Unsec’d. Notes, 144A	3.875%	02/08/22	355	350,272
Celulosa Arauco y Constitucion SA, Sr. Unsec’d. Notes	4.750%	01/11/22	664	667,195
Colbun SA, Sr. Unsec’d. Notes, RegS(a)	6.000%	01/21/20	974	1,069,574

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FOREIGN BONDS (Continued)

Chile (cont’d.)
Corp. Nacional del Cobre de Chile, Sr. Unsec’d. Notes, 144A	3.000%	07/17/22	2,921	$2,725,497
Corp. Nacional del Cobre de Chile, Sr. Unsec’d. Notes, RegS	3.000%	07/17/22	641	598,098
ENTEL Chile SA, Sr. Unsec’d. Notes, 144A	4.875%	10/30/24	710	715,775
GeoPark Latin America Ltd. Agencia en Chile, Sr. Sec’d. Notes, 144A	7.500%	02/11/20	730	753,725
Inversiones CMPC SA, Gtd. Notes, 144A(a)	4.500%	04/25/22	696	681,958
Inversiones CMPC SA, Gtd. Notes, RegS	4.500%	04/25/22	146	143,054
Inversiones CMPC SA, Unsec’d. Notes, 144A	4.375%	05/15/23	1,000	967,120

				9,261,648

China — 0.6%
Agile Property Holdings Ltd., Gtd. Notes, RegS	8.875%	04/28/17	210	213,413
CNOOC Curtis Funding No. 1 Pty Ltd., Gtd. Notes, RegS	4.500%	10/03/23	700	712,225
State Grid Overseas Investment 2013 Ltd., Gtd. Notes, 144A	3.125%	05/22/23	940	884,127

				1,809,765

Colombia — 4.5%
Colombia Government International Bond, Sr. Unsec’d. Notes	5.625%	02/26/44	4,750	4,959,000
Empresas Publicas de Medellin ESP, Sr. Unsec’d. Notes, RegS	7.625%	07/29/19	500	595,000
Pacific Rubiales Energy Corp., Gtd. Notes, 144A	5.125%	03/28/23	2,100	2,042,250
Pacific Rubiales Energy Corp., Gtd. Notes, 144A	5.375%	01/26/19	1,420	1,473,250
Pacific Rubiales Energy Corp., Gtd. Notes, RegS	5.375%	01/26/19	1,188	1,232,550
Pacific Rubiales Energy Corp., Sr. Unsec’d. Notes, RegS(a)	7.250%	12/12/21	1,124	1,233,590
Transportadora de Gas Internacional SA ESP, Sr. Unsec’d. Notes, 144A	5.700%	03/20/22	976	1,015,040
Transportadora de Gas Internacional SA ESP, Sr. Unsec’d. Notes, RegS	5.700%	03/20/22	262	272,480

				12,823,160

India — 2.0%
Reliance Holdings USA, Inc., Gtd. Notes, RegS(a)	5.400%	02/14/22	1,356	1,420,045
Vedanta Resources PLC, Sr. Unsec’d. Notes, 144A	6.000%	01/31/19	910	910,000
Vedanta Resources PLC, Sr. Unsec’d. Notes, 144A	7.125%	05/31/23	300	299,250
Vedanta Resources PLC, Sr. Unsec’d. Notes, 144A	9.500%	07/18/18	810	915,300
Vedanta Resources PLC, Sr. Unsec’d. Notes, RegS	6.750%	06/07/16	1,156	1,215,245
Vedanta Resources PLC, Sr. Unsec’d. Notes, RegS	9.500%	07/18/18	751	848,630

				5,608,470

Indonesia — 1.6%
Indosat Palapa Co. BV, Gtd. Notes, 144A	7.375%	07/29/20	787	853,895
Indosat Palapa Co. BV, Gtd. Notes, RegS	7.375%	07/29/20	91	98,735
Pertamina Persero PT, Sr. Unsec’d. Notes, 144A	4.300%	05/20/23	700	630,875
Pertamina Persero PT, Sr. Unsec’d. Notes, RegS	6.000%	05/03/42	2,138	1,892,130

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FOREIGN BONDS (Continued)

Indonesia (cont’d.)
Perusahaan Listrik Negara PT, Sr. Unsec’d. Notes, 144A(a)	5.500%	11/22/21		965	$974,650

					4,450,285

Kazakhstan — 1.3%
KazMunayGas National Co. JSC, Sr. Unsec’d. Notes, RegS	7.000%	05/05/20		3,414	3,849,285

Malaysia — 1.0%
Petronas Capital Ltd., Gtd. Notes, RegS	5.250%	08/12/19		2,459	2,765,669

Mexico — 10.1%
Alfa SAB de CV, Sr. Unsec’d. Notes, 144A	5.250%	03/25/24		210	215,250
Alfa SAB de CV, Sr. Unsec’d. Notes, 144A	6.875%	03/25/44		200	205,750
Alpek SA de CV, Sr. Unsec’d. Notes, 144A	4.500%	11/20/22		1,473	1,450,905
America Movil SAB de CV, Sr. Unsec’d. Notes	3.125%	07/16/22		1,515	1,445,498
Axtel SAB de CV, Sr. Sec’d. Notes, 144A	8.000%	01/31/20		2,292	2,283,405
Axtel SAB de CV, Sr. Sec’d. Notes, CVT, 144A	8.000%	01/31/20	MXN	1,929	243,844
Cemex Finance LLC, Sr. Sec’d. Notes, 144A	9.375%	10/12/22		1,370	1,608,037
Cemex SAB de CV, Sr. Sec’d. Notes, RegS	9.000%	01/11/18		3,621	3,937,837
Comision Federal de Electricidad, Sr. Unsec’d. Notes, 144A	4.875%	01/15/24		640	649,600
Mexichem SAB de CV, Sr. Unsec’d. Notes, 144A(a)	4.875%	09/19/22		596	596,000
Mexichem SAB de CV, Sr. Unsec’d. Notes, RegS	4.875%	09/19/22		472	472,000
Offshore Drilling Holding SA, Sr. Sec’d. Notes, 144A(a)	8.375%	09/20/20		1,250	1,364,063
Petroleos Mexicanos, Gtd. Notes	4.875%	01/24/22		3,664	3,828,880
Petroleos Mexicanos, Gtd. Notes	5.500%	06/27/44		2,043	1,971,495
Petroleos Mexicanos, Gtd. Notes(a)	6.500%	06/02/41		2,631	2,880,945
Petroleos Mexicanos, Gtd. Notes, 144A(a)	6.375%	01/23/45		5,243	5,655,886

					28,809,395

Peru — 1.1%
Alicorp SAA, Sr. Unsec’d. Notes, 144A	3.875%	03/20/23		530	492,900
Cementos Pacasmayo SAA, Gtd. Notes, 144A	4.500%	02/08/23		610	572,637
Gas Natural de Lima y Callao SA, Sr. Unsec’d. Notes, 144A	4.375%	04/01/23		750	704,063
Transportadora de Gas del Peru SA, Sr. Unsec’d. Notes, 144A	4.250%	04/30/28		1,000	910,000
Transportadora de Gas del Peru SA, Sr. Unsec’d. Notes, RegS	4.250%	04/30/28		390	354,900

					3,034,500

Qatar — 0.6%
Qtel International Finance Ltd., Gtd. Notes, 144A	4.750%	02/16/21		464	497,686
Ras Laffan Liquefied Natural Gas Co. Ltd. III, Sr. Sec’d. Notes, RegS	6.750%	09/30/19		1,096	1,301,610

					1,799,296

Russia — 7.4%
Alliance Oil Co. Ltd., Gtd. Notes, 144A	7.000%	05/04/20		520	449,800
EDC Finance Ltd., Gtd. Notes, 144A	4.875%	04/17/20		1,920	1,737,600
Evraz Group SA, Sr. Unsec’d. Notes, 144A	6.500%	04/22/20		1,570	1,310,950
Evraz Group SA, Sr. Unsec’d. Notes, RegS	6.750%	04/27/18		3,330	3,080,250

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FOREIGN BONDS (Continued)

Russia (cont’d.)
Lukoil International Finance BV, Gtd. Notes, RegS	6.656%	06/07/22		2,221	$2,359,813
Novatek OAO via Novatek Finance Ltd., Sr. Unsec’d. Notes, 144A(a)	6.604%	02/03/21		933	971,486
Rosneft Finance SA, Gtd. Notes, RegS	7.875%	03/13/18		3,335	3,726,863
Russian Agricultural Bank OJSC Via RSHB Capital SA, Sr. Unsec’d. Notes, RegS	6.299%	05/15/17		772	794,079
Severstal OAO Via Steel Capital SA, Sr. Unsec’d. Notes, 144A(a)	4.450%	03/19/18		750	729,375
Sibur Securities Ltd., Gtd. Notes, 144A	3.914%	01/31/18		1,270	1,165,225
TMK OAO Via TMK Capital SA, Sr. Unsec’d. Notes, 144A	6.750%	04/03/20		1,070	938,925
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Sr. Unsec’d. Notes, 144A	9.125%	04/30/18		400	438,000
VimpelCom Holdings BV, Gtd. Notes, RegS	7.504%	03/01/22		3,470	3,517,192

					21,219,558

Singapore — 0.2%
Puma International Financing SA, Gtd. Notes, 144A	6.750%	02/01/21		710	718,875

South Africa — 0.5%
AngloGold Ashanti Holdings PLC, Gtd. Notes(a)	8.500%	07/30/20		658	725,609
Myriad International Holdings BV, Gtd. Notes, 144A	6.000%	07/18/20		690	748,650

					1,474,259

Trinidad & Tobago — 0.5%
Petroleum Co. of Trinidad & Tobago Ltd., Sr. Unsec’d. Notes, 144A	9.750%	08/14/19		810	1,010,475
Petroleum Co. of Trinidad & Tobago Ltd., Sr. Unsec’d. Notes, RegS	9.750%	08/14/19		280	349,300

					1,359,775

Turkey — 0.2%
Mersin Uluslararasi Liman Isletmeciligi A/S, Sr. Unsec’d. Notes, 144A	5.875%	08/12/20		550	555,500

United Arab Emirates — 0.8%
Dolphin Energy Ltd., Sr. Sec’d. Notes, RegS	5.500%	12/15/21		1,979	2,233,796

TOTAL FOREIGN BONDS (cost $131,165,160)					127,481,985

SOVEREIGN ISSUES — 51.5%
Argentina Boden (Argentina), Bonds(a)	7.000%	10/03/15		2,656	2,586,944
Brazil Notas do Tesouro Nacional (Brazil), Notes, MTN	10.000%	01/01/21	BRL	5,552	2,166,435
Brazil Notas do Tesouro Nacional (Brazil), Sr. Notes, MTN	10.000%	01/01/17	BRL	22,066	9,197,829
Chile Government International (Chile), Sr. Unsec’d. Notes	3.250%	09/14/21		433	434,083
Croatia Government International (Croatia), Sr. Unsec’d. Notes, 144A	5.500%	04/04/23		1,660	1,677,430
Croatia Government International (Croatia), Sr. Unsec’d. Notes, 144A	6.625%	07/14/20		760	831,440
Croatia Government International (Croatia), Sr. Unsec’d. Notes, RegS	5.500%	04/04/23		1,450	1,465,225

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN ISSUES (Continued)
Gabonese Republic (Gabon), Bonds, 144A	6.375%	12/12/24		930	$983,475
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.750%	11/22/23		2,948	3,043,810
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	5.875%	01/15/24		4,690	5,035,887
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	4.625%	04/15/43		220	184,250
Lithuania Government International (Lithuania), Sr. Unsec’d. Notes, 144A	6.125%	03/09/21		2,760	3,153,852
Mexican Bonos (Mexico), Bonds	6.500%	06/09/22	MXN	110,861	8,750,856
Mexican Bonos (Mexico), Bonds	8.500%	11/18/38	MXN	28,126	2,499,818
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	5.550%	01/21/45		2,500	2,656,250
Nigeria Government International Bond (Nigeria), Sr. Unsec’d. Notes, 144A	6.375%	07/12/23		200	206,750
Nigeria Government International Bond (Nigeria), Sr. Unsec’d. Notes, RegS	5.125%	07/12/18		200	204,300
Panama Government International (Panama), Sr. Unsec’d. Notes.	6.700%	01/26/36		17	19,975
Poland Government International (Poland), Sr. Unsec’d. Notes(a)	5.000%	03/23/22		6,507	7,100,764
Republic of Colombia (Colombia), Sr. Unsec’d. Notes	4.000%	02/26/24		760	752,400
Republic of Colombia (Colombia), Sr. Unsec’d. Notes	6.125%	01/18/41		3,767	4,219,040
Republic of Indonesia (Indonesia), Sr. Unsec’d. Notes, RegS	3.750%	04/25/22		4,800	4,530,000
Republic of Indonesia (Indonesia), Sr. Unsec’d. Notes, RegS	5.250%	01/17/42		6,531	5,918,719
Republic of Paraguay (Paraguay), Sr. Unsec’d. Notes, RegS	4.625%	01/25/23		200	198,000
Republic of Peru (Peru), Sr. Unsec’d. Notes	5.625%	11/18/50		3,168	3,366,000
Republic of Peru (Peru), Sr. Unsec’d. Notes	6.550%	03/14/37		3,750	4,509,375
Republic of Peru (Peru), Sr. Unsec’d. Notes(a)	7.125%	03/30/19		3,278	3,954,088
Republic of Turkey (Turkey), Sr. Unsec’d. Notes	5.625%	03/30/21		1,110	1,157,730
Republic of Turkey (Turkey), Sr. Unsec’d. Notes	6.250%	09/26/22		5,697	6,121,427
Republic of Turkey (Turkey), Sr. Unsec’d. Notes	6.750%	05/30/40		2,531	2,705,639
Republic of Turkey (Turkey), Sr. Unsec’d. Notes	7.500%	07/14/17		5,353	6,017,414
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	4.875%	01/22/24		530	535,300
Russian Foreign Bond (Russia), Sr. Unsec’d. Notes, 144A(a)	4.875%	09/16/23		1,800	1,779,750
Russian Foreign Bond (Russia), Sr. Unsec’d. Notes, 144A(a)	5.625%	04/04/42		2,600	2,515,500
Russian Foreign Bond (Russia), Sr. Unsec’d. Notes, RegS	7.500%	03/31/30		10,391	11,820,274
Sri Lanka Government International Bond (Sri Lanka), Sr. Unsec’d. Notes, 144A	6.000%	01/14/19		2,040	2,134,350
Turkey Government International Bond (Turkey), Bonds	5.750%	03/22/24		690	713,805
Turkey Government International Bond (Turkey), Unsec’d. Notes	4.875%	04/16/43		2,570	2,184,500
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes, RegS	6.750%	11/14/17		1,444	1,328,480
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes, RegS	7.750%	09/23/20		578	540,430
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes, RegS(a)	7.800%	11/28/22		935	866,044

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
SOVEREIGN ISSUES (Continued)
United Mexican States (Mexico), Sr. Unsec’d. Notes	6.050%	01/11/40	3,500	$3,981,250
United Mexican States (Mexico), Sr. Unsec’d. Notes, MTN(a)	4.750%	03/08/44	1,092	1,037,400
Venezuela Government International (Venezuela), Sr. Unsec’d. Notes	9.250%	09/15/27	4,406	3,282,470
Venezuela Government International (Venezuela), Sr. Unsec’d. Notes, RegS(a)	5.750%	02/26/16	575	499,531
Venezuela Government International (Venezuela), Sr. Unsec’d. Notes, RegS	7.750%	10/13/19	23,332	17,732,320
Vietnam Government International Bond (Vietnam), Sr. Unsec’d. Notes, RegS	6.750%	01/29/20	410	457,663

TOTAL SOVEREIGN ISSUES (cost $157,312,103)				147,058,272

TOTAL LONG-TERM INVESTMENTS (cost $292,290,549)				277,977,815

			Shares
SHORT-TERM INVESTMENT — 14.1%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $40,241,414; includes $36,216,764 of cash collateral for securities on loan)(b)(w)			40,241,414	40,241,414

TOTAL INVESTMENTS — 111.4% (cost $332,531,963)				318,219,229
Liabilities in excess of other assets(x) — (11.4)%				(32,604,221)

NET ASSETS — 100.0%				$285,615,008

The following abbreviations are used in the Portfolio descriptions:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
CVT	Convertible Security
MTN	Medium Term Note
BRL	Brazilian Real
EUR	Euro
MXN	Mexican Peso
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $35,356,369; cash collateral of $36,216,764 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2014:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Euro,
Expiring 05/15/14	Citigroup Global Markets	EUR	3,904	$5,338,300	$5,377,371	$39,071
Expiring 05/15/14	Citigroup Global Markets	EUR	41	56,843	56,234	(609)

				$5,395,143	$5,433,605	$38,462

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Brazilian Real,
Expiring 04/15/14	Citigroup Global Markets	BRL	13,976	$5,711,475	$6,135,534	$(424,059)
Expiring 04/15/14	Citigroup Global Markets	BRL	7,102	2,997,690	3,117,611	(119,921)
Expiring 04/15/14	Citigroup Global Markets	BRL	6,870	3,017,723	3,015,902	1,821
Euro,
Expiring 05/15/14	Citigroup Global Markets	EUR	3,944	5,338,301	5,433,605	(95,304)

				$17,065,189	$17,702,652	$(637,463)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2014.

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.
Level 2	–

other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Corporate Obligations	$—	$3,437,558	$—
Foreign Bonds	—	127,481,985	—
Sovereign Issues	—	147,058,272	—
Affiliated Money Market Mutual Fund	40,241,414	—	—
Other Financial Instruments*
Foreign Forward Currency Exchange Contracts	—	(599,001)	—

Total	$40,241,414	$277,378,814	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2014 were as follows:

Sovereign Issues	51.5%
Foreign Bonds	44.6
Affiliated Money Market Mutual Fund (12.7% represents investments purchased with collateral from securities on loan)	14.1
Metals & Mining	1.2

111.4
Liabilities in excess of other assets	(11.4)

100.0%

Notes to the Schedule of Investments (Unaudited)

Securities Valuation: The Portfolios hold portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to AST Investment Services, Inc. and Prudential Investments LLC (“PI”); the co-managers of the Trust (together the “Investment Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Portfolios to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Portfolios’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices are not public.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation.

Investments in open-ended, non- exchange- traded mutual funds are valued at their net asset value as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as these securities have the ability to be purchased or sold at their net asset value on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies, issued and guaranteed obligations, U.S. Treasury obligations, and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Money Market Portfolio securities of sufficient credit quality are valued using amortized cost method which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 in the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Board. In the event that there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Certain Portfolios invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Prudential Core Taxable Money Market Fund, each a portfolio of the Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by Prudential Investments LLC.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Portfolio’s policy that its custodian or designated subcustodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults or the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Other information regarding the Trust is available in the most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2.  Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advanced Series Trust

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date      May 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Timothy S. Cronin
Timothy S. Cronin
Acting Principal Executive Officer

Date      May 20, 2014

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date      May 20, 2014

*   Print the name and title of each signing officer under his or her signature.